EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.9%)
Invesco DB Precious Metals Fund‡	348,090	$16,527,313
iShares Gold Trust*	363,500	12,718,865

Total Commodity		29,246,178

Equity (3.6%)
iShares China Large-Cap ETF	67,185	1,782,418
iShares International Developed Property ETF‡	140,710	3,524,180
iShares MSCI EAFE Small-Cap ETF	109,870	6,204,359
SPDR S&P Emerging Asia Pacific ETF(x)	15,550	1,512,130
SPDR S&P Emerging Markets SmallCap ETF(x)	41,845	2,237,871

Total Equity		15,260,958

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	105,960	8,743,819

Total Exchange Traded Funds (12.6%) (Cost $49,007,582)		53,250,955

INVESTMENT COMPANIES:
Alternatives (14.1%)
1290 VT Convertible Securities Portfolio‡	1,461,409	12,721,517
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,940,594	23,969,280
1290 VT Natural Resources Portfolio‡	735,000	7,544,665
1290 VT Real Estate Portfolio‡	2,963,677	15,370,282

Total Alternatives		59,605,744

Equity (52.6%)
1290 VT Equity Income Portfolio‡	1,859,339	8,956,712
1290 VT GAMCO Small Company Value Portfolio‡	379,713	25,441,313
1290 VT SmartBeta Equity ESG Portfolio‡	633,677	10,104,899
EQ/AB Small Cap Growth Portfolio‡	1,688,688	25,195,678
EQ/Emerging Markets Equity PLUS Portfolio‡	1,125,277	9,384,012
EQ/International Equity Index Portfolio‡	1,121,789	11,247,303
EQ/Invesco Comstock Portfolio‡	865,687	17,681,959
EQ/Janus Enterprise Portfolio*‡	202,474	4,192,588
EQ/JPMorgan Growth Stock Portfolio*‡(a)	361,621	21,837,919
EQ/JPMorgan Value Opportunities Portfolio‡	853,967	15,709,043
EQ/Loomis Sayles Growth Portfolio*‡	2,488,799	23,601,551
EQ/MFS International Growth Portfolio‡	4,759,183	33,044,087
EQ/Value Equity Portfolio‡	775,695	15,123,517

Total Equity		221,520,581

Fixed Income (20.5%)
1290 Diversified Bond Fund‡	824,474	6,760,688
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,145,630	9,647,207
1290 VT High Yield Bond Portfolio‡	1,549,292	13,488,910
EQ/Core Plus Bond Portfolio‡	6,354,562	21,108,405
EQ/Intermediate Government Bond Portfolio‡	424,686	4,016,859
EQ/PIMCO Global Real Return Portfolio‡	2,156,389	15,593,572
EQ/PIMCO Ultra Short Bond Portfolio‡	797,417	7,992,215
Multimanager Core Bond Portfolio‡	978,508	8,010,144

Total Fixed Income		86,618,000

Total Investment Companies (87.2%) (Cost $402,214,591)		367,744,325

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,241,250	1,241,250

Total Short-Term Investment (0.3%) (Cost $1,241,250)		1,241,250

Total Investments in Securities (100.1%) (Cost $452,463,423)		422,236,530
Other Assets Less Liabilities (-0.1%)		(752,085)

Net Assets (100%)		$421,484,445

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $1,228,260. This was collateralized by $16,500 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 7/15/24 - 11/15/52 and by cash of $1,241,250 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund	—	6,571,091	—	(6,894,804)	1,066,441	(742,728)	—	—	—
Invesco DB Precious Metals Fund	348,090	8,100,412	10,197,314	(1,305,891)	37,445	(501,967)	16,527,313	—	—
Invesco DB Silver Fund	—	3,357,529	—	(3,293,916)	547,203	(610,816)	—	—	—
Equity
iShares International Developed Property ETF	140,710	3,851,275	—	—	—	(327,095)	3,524,180	69,643	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,461,409	12,402,945	594,957	(1,064,670)	5,449	782,836	12,721,517	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,940,594	23,373,966	1,142,437	(1,597,005)	59	1,049,823	23,969,280	—	—
1290 VT Natural Resources Portfolio	735,000	8,514,282	54,262	(1,208,383)	(6,849)	191,353	7,544,665	—	—
1290 VT Real Estate Portfolio	2,963,677	16,811,178	722,088	(1,368,862)	(10,789)	(783,333)	15,370,282	—	—
Equity
1290 VT Equity Income Portfolio	1,859,339	10,033,605	54,261	(858,383)	(898)	(271,873)	8,956,712	—	—
1290 VT GAMCO Small Company Value Portfolio	379,713	26,825,659	203,480	(3,781,436)	105,009	2,088,601	25,441,313	—	—
1290 VT SmartBeta Equity ESG Portfolio	633,677	10,947,851	74,609	(1,586,526)	(29,096)	698,061	10,104,899	—	—
EQ/AB Small Cap Growth Portfolio	1,688,688	26,695,814	271,309	(3,041,915)	(8,103)	1,278,573	25,195,678	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,125,277	9,775,222	61,043	(684,431)	91	232,087	9,384,012	—	—
EQ/International Equity Index Portfolio	1,121,789	12,160,648	74,609	(2,086,526)	116,610	981,962	11,247,303	—	—
EQ/Invesco Comstock Portfolio	865,687	19,006,261	128,872	(2,194,910)	(22,134)	763,870	17,681,959	—	—
EQ/Janus Enterprise Portfolio*	202,474	4,699,233	13,566	(902,096)	10,433	371,452	4,192,588	—	—
EQ/JPMorgan Growth Stock Portfolio*(a)	361,621	18,213,798	156,003	(1,749,101)	10,643	5,206,576	21,837,919	—	—
EQ/JPMorgan Value Opportunities Portfolio	853,967	17,608,096	135,653	(2,270,957)	4,047	232,204	15,709,043	—	—
EQ/Loomis Sayles Growth Portfolio*	2,488,799	20,512,164	156,003	(2,499,101)	(3,752)	5,436,237	23,601,551	—	—
EQ/MFS International Growth Portfolio	4,759,183	34,855,023	223,827	(3,509,580)	(37,099)	1,511,916	33,044,087	—	—
EQ/Value Equity Portfolio	775,695	16,108,712	128,871	(1,944,910)	(24,178)	855,022	15,123,517	—	—
Fixed Income
1290 Diversified Bond Fund	824,474	6,505,664	902,830	—	—	(647,806)	6,760,688	152,830	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,145,630	9,665,822	824,607	(836,526)	4,027	(10,723)	9,647,207	—	—
1290 VT High Yield Bond Portfolio	1,549,292	13,159,013	588,175	(988,622)	(1,225)	731,569	13,488,910	—	—
EQ/Core Plus Bond Portfolio	6,354,562	22,777,660	912,786	(1,825,149)	7,728	(764,620)	21,108,405	—	—
EQ/Intermediate Government Bond Portfolio	424,686	3,592,090	783,914	(380,239)	1,506	19,588	4,016,859	—	—
EQ/PIMCO Global Real Return Portfolio	2,156,389	15,910,770	1,378,869	(1,444,910)	(7,658)	(243,499)	15,593,572	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	797,417	8,395,886	74,609	(836,526)	(655)	358,901	7,992,215	—	—
Multimanager Core Bond Portfolio	978,508	7,916,074	944,626	(608,383)	6,080	(248,253)	8,010,144	140,363	—

Total		398,347,743	20,803,580	(50,763,758)	1,770,335	17,637,918	387,795,818	362,836	—

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$53,250,955	$—	$—	$53,250,955
Investment Companies
Investment Companies	6,760,688	360,983,637	—	367,744,325
Short-Term Investment
Investment Company	1,241,250	—	—	1,241,250

Total Assets	$61,252,893	$360,983,637	$—	$422,236,530

Total Liabilities	$—	$—	$—	$—

Total	$61,252,893	$360,983,637	$—	$422,236,530

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,018,645
Aggregate gross unrealized depreciation	(58,998,787)

Net unrealized depreciation	$(34,980,142)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$457,216,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.1%)
EQ/2000 Managed Volatility Portfolio‡	2,926,465	$50,864,091
EQ/400 Managed Volatility Portfolio‡	357,384	7,644,119
EQ/500 Managed Volatility Portfolio‡	5,346,822	151,682,458
EQ/International Managed Volatility Portfolio‡	2,587,974	33,968,431

Total Equity		244,159,099

Fixed Income (89.8%)
EQ/Intermediate Corporate Bond Portfolio‡	3,699,124	35,495,438
EQ/Intermediate Government Bond Portfolio‡	213,086,621	2,015,463,722
EQ/Long-Term Bond Portfolio‡	19,908,525	129,911,171

Total Fixed Income		2,180,870,331

Total Investments in Securities (99.9%) (Cost $2,499,008,413)		2,425,029,430
Other Assets Less Liabilities (0.1%)		2,146,458

Net Assets (100%)		$2,427,175,888

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,926,465	61,225,736	18,319,818	(31,229,206)	826,248	1,721,495	50,864,091	—	—
EQ/400 Managed Volatility Portfolio	357,384	8,337,740	1,831,982	(2,952,921)	10,903	416,415	7,644,119	—	—
EQ/500 Managed Volatility Portfolio	5,346,822	144,410,262	42,135,583	(53,817,175)	(449,495)	19,403,283	151,682,458	—	—
EQ/International Managed Volatility Portfolio	2,587,974	39,333,996	10,991,892	(19,417,524)	992,094	2,067,973	33,968,431	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	3,699,124	—	35,870,000	—	—	(374,562)	35,495,438	—	—
EQ/Intermediate Government Bond Portfolio	213,086,621	2,180,425,416	681,113,479	(866,121,428)	1,138,245	18,908,010	2,015,463,722	—	—
EQ/Long-Term Bond Portfolio	19,908,525	—	134,900,000	—	—	(4,988,829)	129,911,171	—	—

Total		2,433,733,150	925,162,754	(973,538,254)	2,517,995	37,153,785	2,425,029,430	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,425,029,430	$—	$2,425,029,430

Total Assets	$—	$2,425,029,430	$—	$2,425,029,430

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,425,029,430	$—	$2,425,029,430

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,705,527
Aggregate gross unrealized depreciation	(102,863,943)

Net unrealized depreciation	$(75,158,416)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,500,187,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.0%)
EQ/2000 Managed Volatility Portfolio‡	1,247,381	$21,680,391
EQ/400 Managed Volatility Portfolio‡	248,990	5,325,665
EQ/500 Managed Volatility Portfolio‡	2,536,833	71,966,689
EQ/International Managed Volatility Portfolio‡	1,197,252	15,714,525

Total Equity		114,687,270

Fixed Income (80.2%)
EQ/AB Short Duration
Government Bond Portfolio‡	3,870,905	38,216,764
EQ/Core Bond Index Portfolio‡	20,016,581	180,708,167
EQ/Intermediate Corporate Bond Portfolio‡	1,528,326	14,665,259
EQ/Intermediate Government Bond Portfolio‡	19,013,398	179,836,788
EQ/Long-Term Bond Portfolio‡	7,214,413	47,076,960

Total Fixed Income		460,503,938

Total Investments in Securities (100.2%) (Cost $594,839,822)		575,191,208
Other Assets Less Liabilities (-0.2%)		(944,807)

Net Assets (100%)		$574,246,401

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,247,381	27,618,345	1,839,927	(8,805,970)	734,230	293,859	21,680,391	—	—
EQ/400 Managed Volatility Portfolio	248,990	6,394,049	183,993	(1,560,597)	18,269	289,951	5,325,665	—	—
EQ/500 Managed Volatility Portfolio	2,536,833	73,048,330	4,415,826	(14,754,329)	3,298,685	5,958,177	71,966,689	—	—
EQ/International Managed Volatility Portfolio	1,197,252	19,219,767	1,011,960	(5,833,284)	587,000	729,082	15,714,525	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	3,870,905	40,543,058	2,207,914	(5,527,164)	(29,575)	1,022,531	38,216,764	—	—
EQ/Core Bond Index Portfolio	20,016,581	192,764,579	15,515,553	(28,326,718)	(755,398)	1,510,151	180,708,167	—	—
EQ/Intermediate Corporate Bond Portfolio	1,528,326	—	14,820,000	—	—	(154,741)	14,665,259	—	—
EQ/Intermediate Government Bond Portfolio	19,013,398	208,484,741	13,991,544	(43,837,613)	(2,326,271)	3,524,387	179,836,788	—	—
EQ/Long-Term Bond Portfolio	7,214,413	50,777,217	9,931,833	(10,593,732)	(183,567)	(2,854,791)	47,076,960	—	—

Total		618,850,086	63,918,550	(119,239,407)	1,343,373	10,318,606	575,191,208	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$575,191,208	$—	$575,191,208

Total Assets	$—	$575,191,208	$—	$575,191,208

Total Liabilities	$—	$—	$—	$—

Total	$—	$575,191,208	$—	$575,191,208

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,329,715
Aggregate gross unrealized depreciation	(70,183,409)

Net unrealized depreciation	$(21,853,694)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$597,044,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (39.9%)
EQ/2000 Managed Volatility Portfolio‡	4,781,139	$83,099,670
EQ/400 Managed Volatility Portfolio‡	774,247	16,560,453
EQ/500 Managed Volatility Portfolio‡	9,352,820	265,327,491
EQ/International Managed Volatility Portfolio‡	4,376,576	57,444,702

Total Equity		422,432,316

Fixed Income (60.1%)
EQ/AB Short Duration Government Bond Portfolio‡	5,089,426	50,247,016
EQ/Core Bond Index Portfolio‡	26,346,462	237,853,847
EQ/Intermediate Corporate Bond Portfolio‡	1,973,830	18,940,151
EQ/Intermediate Government Bond Portfolio‡	24,972,673	236,202,140
EQ/Long-Term Bond Portfolio‡	14,330,511	93,512,375

Total Fixed Income		636,755,529

Total Investments in Securities (100.0%) (Cost $986,772,245)		1,059,187,845
Other Assets Less Liabilities (0.0%)†		(304,946)

Net Assets (100%)		$1,058,882,899

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	4,781,139	99,365,737	4,108,551	(23,514,832)	471,400	2,668,814	83,099,670	—	—
EQ/400 Managed Volatility Portfolio	774,247	19,499,241	421,389	(4,283,572)	37,952	885,443	16,560,453	—	—
EQ/500 Managed Volatility Portfolio	9,352,820	260,644,700	10,113,352	(38,005,740)	6,093,128	26,482,051	265,327,491	—	—
EQ/International Managed Volatility Portfolio	4,376,576	68,338,795	2,422,991	(17,880,542)	1,402,741	3,160,717	57,444,702	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,089,426	52,825,229	1,896,253	(5,776,076)	(14,420)	1,316,030	50,247,016	—	—
EQ/Core Bond Index Portfolio	26,346,462	246,134,426	18,765,225	(27,917,702)	(158,012)	1,029,910	237,853,847	—	—
EQ/Intermediate Corporate Bond Portfolio	1,973,830	—	19,139,999	—	—	(199,848)	18,940,151	—	—
EQ/Intermediate Government Bond Portfolio	24,972,673	267,229,537	15,175,919	(47,699,488)	(1,962,553)	3,458,725	236,202,140	—	—
EQ/Long-Term Bond Portfolio	14,330,511	93,017,172	20,935,286	(14,119,297)	(255,519)	(6,065,267)	93,512,375	—	—

Total		1,107,054,837	92,978,965	(179,197,249)	5,614,717	32,736,575	1,059,187,845	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,059,187,845	$—	$1,059,187,845

Total Assets	$—	$1,059,187,845	$—	$1,059,187,845

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,059,187,845	$—	$1,059,187,845

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,667,373
Aggregate gross unrealized depreciation	(99,833,886)

Net unrealized appreciation	$68,833,487

Federal income tax cost of investments in securities and derivative instruments, if applicable	$990,354,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.0%)
EQ/2000 Managed Volatility Portfolio‡	17,520,634	$304,521,376
EQ/400 Managed Volatility Portfolio‡	2,797,924	59,845,096
EQ/500 Managed Volatility Portfolio‡	33,131,802	939,906,649
EQ/International Managed Volatility Portfolio‡	16,004,144	210,062,227

Total Equity		1,514,335,348

Fixed Income (50.0%)
EQ/AB Short Duration Government Bond Portfolio‡	11,751,766	116,023,129
EQ/Core Bond Index Portfolio‡	61,110,474	551,700,702
EQ/Intermediate Corporate Bond Portfolio‡	4,573,640	43,886,971
EQ/Intermediate Government Bond Portfolio‡	57,325,255	542,206,597
EQ/Long-Term Bond Portfolio‡	39,758,806	259,442,280

Total Fixed Income		1,513,259,679

Total Investments in Securities (100.0%) (Cost $2,746,287,320)		3,027,595,027
Other Assets Less Liabilities (0.0%)†		(341,343)

Net Assets (100%)		$3,027,253,684

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	17,520,634	349,894,402	8,024,447	(63,339,209)	3,031,848	6,909,888	304,521,376	—	—
EQ/400 Managed Volatility Portfolio	2,797,924	67,202,093	818,822	(11,218,287)	72,456	2,970,012	59,845,096	—	—
EQ/500 Managed Volatility Portfolio	33,131,802	916,761,898	19,651,710	(110,238,879)	13,328,569	100,403,351	939,906,649	—	—
EQ/International Managed Volatility Portfolio	16,004,144	246,543,204	4,585,398	(57,522,405)	2,348,283	14,107,747	210,062,227	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	11,751,766	121,729,222	2,456,463	(11,154,860)	(28,547)	3,020,851	116,023,129	—	—
EQ/Core Bond Index Portfolio	61,110,474	562,430,238	38,499,731	(51,312,355)	(138,505)	2,221,593	551,700,702	—	—
EQ/Intermediate Corporate Bond Portfolio	4,573,640	—	44,350,001	—	—	(463,030)	43,886,971	—	—
EQ/Intermediate Government Bond Portfolio	57,325,255	607,801,617	28,791,025	(97,893,327)	(3,965,114)	7,472,396	542,206,597	—	—
EQ/Long-Term Bond Portfolio	39,758,806	253,327,677	54,778,098	(31,233,607)	(484,527)	(16,945,361)	259,442,280	—	—

Total		3,125,690,351	201,955,695	(433,912,929)	14,164,463	119,697,447	3,027,595,027	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,027,595,027	$—	$3,027,595,027

Total Assets	$—	$3,027,595,027	$—	$3,027,595,027

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,027,595,027	$—	$3,027,595,027

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$518,387,079
Aggregate gross unrealized depreciation	(249,770,754)

Net unrealized appreciation	$268,616,325

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,758,978,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.2%)
EQ/2000 Managed Volatility Portfolio‡	36,190,737	$629,021,371
EQ/400 Managed Volatility Portfolio‡	5,970,594	127,705,645
EQ/500 Managed Volatility Portfolio‡	67,458,836	1,913,720,460
EQ/International Managed Volatility Portfolio‡	33,052,713	433,833,043

Total Equity		3,104,280,519

Fixed Income (39.8%)
EQ/AB Short Duration
Government Bond Portfolio‡	15,608,351	154,098,512
EQ/Core Bond Index Portfolio‡	82,402,217	743,920,937
EQ/Intermediate Corporate Bond Portfolio‡	6,251,493	59,987,030
EQ/Intermediate Government Bond Portfolio‡	75,680,178	715,815,248
EQ/Long-Term Bond Portfolio‡	57,804,754	377,199,380

Total Fixed Income		2,051,021,107

Total Investments in Securities (100.0%) (Cost $4,291,251,896)		5,155,301,626
Other Assets Less Liabilities (0.0%)†		(367,476)

Net Assets (100%)		$5,154,934,150

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,190,737	716,580,261	8,510,073	(115,609,449)	6,389,924	13,150,562	629,021,371	—	—
EQ/400 Managed Volatility Portfolio	5,970,594	142,078,286	1,027,078	(21,606,313)	159,214	6,047,380	127,705,645	—	—
EQ/500 Managed Volatility Portfolio	67,458,836	1,868,772,136	21,128,457	(207,044,149)	45,602,780	185,261,236	1,913,720,460	—	—
EQ/International Managed Volatility Portfolio	33,052,713	498,288,314	4,988,665	(102,602,091)	5,513,560	27,644,595	433,833,043	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	15,608,351	163,101,243	1,760,704	(14,753,679)	(44,396)	4,034,640	154,098,512	—	—
EQ/Core Bond Index Portfolio	82,402,217	748,317,384	59,173,172	(66,391,556)	(8,519)	2,830,456	743,920,937	—	—
EQ/Intermediate Corporate Bond Portfolio	6,251,493	—	60,620,000	—	—	(632,970)	59,987,030	—	—
EQ/Intermediate Government Bond Portfolio	75,680,178	805,548,313	34,966,623	(129,470,502)	(5,245,835)	10,016,649	715,815,248	—	—
EQ/Long-Term Bond Portfolio	57,804,754	370,089,149	75,235,389	(43,031,564)	(536,072)	(24,557,522)	377,199,380	—	—

Total		5,312,775,086	267,410,161	(700,509,303)	51,830,656	223,795,026	5,155,301,626	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,155,301,626	$—	$5,155,301,626

Total Assets	$—	$5,155,301,626	$—	$5,155,301,626

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,155,301,626	$—	$5,155,301,626

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,195,376,673
Aggregate gross unrealized depreciation	(343,086,836)

Net unrealized appreciation	$852,289,837

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,303,011,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.5%)
EQ/2000 Managed Volatility Portfolio‡	36,233,964	$629,772,676
EQ/400 Managed Volatility Portfolio‡	5,573,097	119,203,559
EQ/500 Managed Volatility Portfolio‡	65,920,388	1,870,076,687
EQ/International Managed Volatility Portfolio‡	32,620,538	428,160,530

Total Equity		3,047,213,452

Fixed Income (29.5%)
EQ/AB Short Duration
Government Bond Portfolio‡	9,937,063	98,106,884
EQ/Core Bond Index Portfolio‡	49,921,590	450,688,309
EQ/Intermediate Corporate Bond Portfolio‡	3,769,260	36,168,432
EQ/Intermediate Government Bond Portfolio‡	45,386,007	429,280,124
EQ/Long-Term Bond Portfolio‡	39,871,769	260,179,408

Total Fixed Income		1,274,423,157

Total Investments in Securities (100.0%) (Cost $3,604,347,001)		4,321,636,609
Other Assets Less Liabilities (0.0%)†		(52,327)

Net Assets (100%)		$4,321,584,282

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,233,964	695,820,218	7,221,479	(90,930,102)	365,339	17,295,742	629,772,676	—	—
EQ/400 Managed Volatility Portfolio	5,573,097	129,007,372	849,585	(16,115,306)	123,076	5,338,832	119,203,559	—	—
EQ/500 Managed Volatility Portfolio	65,920,388	1,797,855,426	17,841,299	(167,921,427)	21,029,285	201,272,104	1,870,076,687	—	—
EQ/International Managed Volatility Portfolio	32,620,538	472,366,187	4,247,927	(79,476,530)	464,999	30,557,947	428,160,530	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,937,063	101,761,365	849,585	(7,015,306)	(16,826)	2,528,066	98,106,884	—	—
EQ/Core Bond Index Portfolio	49,921,590	442,815,908	41,347,929	(35,076,530)	23,893	1,577,109	450,688,309	—	—
EQ/Intermediate Corporate Bond Portfolio	3,769,260	—	36,550,000	—	—	(381,568)	36,168,432	—	—
EQ/Intermediate Government Bond Portfolio	45,386,007	476,224,059	22,754,128	(72,503,444)	(2,607,459)	5,412,840	429,280,124	—	—
EQ/Long-Term Bond Portfolio	39,871,769	248,507,004	52,767,350	(23,676,658)	(271,476)	(17,146,812)	260,179,408	—	—

Total		4,364,357,539	184,429,282	(492,715,303)	19,110,831	246,454,260	4,321,636,609	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,321,636,609	$—	$4,321,636,609

Total Assets	$—	$4,321,636,609	$—	$4,321,636,609

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,321,636,609	$—	$4,321,636,609

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$929,793,665
Aggregate gross unrealized depreciation	(219,559,165)

Net unrealized appreciation	$710,234,500

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,611,402,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.9%)
EQ/2000 Managed Volatility Portfolio‡	44,789,493	$778,474,009
EQ/400 Managed Volatility Portfolio‡	6,616,532	141,521,681
EQ/500 Managed Volatility Portfolio‡	83,033,458	2,355,552,491
EQ/International Managed Volatility Portfolio‡	40,237,660	528,138,988

Total Equity		3,803,687,169

Fixed Income (19.2%)
EQ/AB Short Duration
Government Bond Portfolio‡	6,842,149	67,551,338
EQ/Core Bond Index Portfolio‡	35,282,029	318,523,473
EQ/Intermediate Corporate Bond Portfolio‡	2,696,737	25,876,894
EQ/Intermediate Government Bond Portfolio‡	31,188,521	294,994,272
EQ/Long-Term Bond Portfolio‡	29,559,657	192,888,707

Total Fixed Income		899,834,684

Total Investments in Securities (100.1%) (Cost $4,242,982,720)		4,703,521,853
Other Assets Less Liabilities (-0.1%)		(2,702,073)

Net Assets (100%)		$4,700,819,780

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	44,789,493	827,280,395	5,187,505	(73,816,664)	(28,793)	19,851,566	778,474,009	—	—
EQ/400 Managed Volatility Portfolio	6,616,532	148,930,244	682,566	(14,223,245)	93,942	6,038,174	141,521,681	—	—
EQ/500 Managed Volatility Portfolio	83,033,458	2,210,487,122	13,173,536	(141,968,635)	5,286,687	268,573,781	2,355,552,491	—	—
EQ/International Managed Volatility Portfolio	40,237,660	553,025,775	3,071,550	(63,704,604)	48,774	35,697,493	528,138,988	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,842,149	69,282,368	409,540	(3,853,947)	(20,592)	1,733,969	67,551,338	—	—
EQ/Core Bond Index Portfolio	35,282,029	299,866,969	33,706,416	(16,058,113)	42,946	965,255	318,523,473	—	—
EQ/Intermediate Corporate Bond Portfolio	2,696,737	—	26,150,000	—	—	(273,106)	25,876,894	—	—
EQ/Intermediate Government Bond Portfolio	31,188,521	320,566,404	16,042,929	(43,492,762)	(1,675,668)	3,553,369	294,994,272	—	—
EQ/Long-Term Bond Portfolio	29,559,657	176,823,403	40,628,621	(11,561,842)	(129,028)	(12,872,447)	192,888,707	—	—

Total		4,606,262,680	139,052,663	(368,679,812)	3,618,268	323,268,054	4,703,521,853	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,703,521,853	$—	$4,703,521,853

Total Assets	$—	$4,703,521,853	$—	$4,703,521,853

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,703,521,853	$—	$4,703,521,853

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$699,069,574
Aggregate gross unrealized depreciation	(249,549,114)

Net unrealized appreciation	$449,520,460

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,254,001,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (29.1%)
iShares Core S&P Total US Stock Market ETF(x)	76,200	$7,177,278
iShares Core S&P U.S. Growth ETF(x)	35,900	3,404,397
iShares MSCI Global Min Vol Factor ETF(x)	36,100	3,444,662
SPDR Portfolio Developed World ex-US ETF(x)	144,300	4,474,743
Vanguard FTSE Emerging Markets ETF	30,200	1,184,142

Total Equity		19,685,222

Fixed Income (5.3%)
iShares Broad USD High Yield Corporate Bond ETF(x)	101,900	3,536,949

Total Exchange Traded Funds (34.4%) (Cost $23,179,297)		23,222,171

INVESTMENT COMPANIES:
Equity (20.9%)
1290 Essex Small Cap Growth Fund*‡	225,331	2,239,793
1290 GAMCO Small/Mid Cap Value Fund‡	205,064	3,186,694
1290 SmartBeta Equity Fund‡	517,499	7,891,865
AB Small Cap Growth Portfolio*‡	13,787	775,539

Total Equity		14,093,891

Fixed Income (43.1%)
1290 Diversified Bond Fund‡	2,776,140	22,764,348
1290 High Yield Bond Fund‡	800,295	6,386,352

Total Fixed Income		29,150,700

Total Investment Companies (64.0%) (Cost $46,791,526)		43,244,591

SHORT-TERM INVESTMENT:
Investment Company (2.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,566,326	1,566,326

Total Short-Term Investment (2.3%) (Cost $1,566,326)		1,566,326

Total Investments in Securities (100.7%) (Cost $71,537,149)		68,033,088
Other Assets Less Liabilities (-0.7%)		(438,051)

Net Assets (100%)		$67,595,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $4,813,826. This was collateralized by $3,389,325 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.558%, maturing 4/15/24 - 2/15/51 and by cash of $1,566,326 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	225,331	320,574	2,493,925	(384,615)	537	(190,628)	2,239,793	—	—
1290 GAMCO Small/Mid Cap Value Fund	205,064	3,227,204	694,697	(1,081,707)	42,302	304,198	3,186,694	—	—
1290 SmartBeta Equity Fund	517,499	7,782,966	1,057,318	(1,394,413)	8,885	437,109	7,891,865	—	—
AB Small Cap Growth Portfolio*	13,787	2,838,039	208,474	(2,525,093)	(99,887)	354,006	775,539	—	—
Fixed Income
1290 Diversified Bond Fund	2,776,140	25,102,642	4,123,740	(4,285,819)	1,517	(2,177,732)	22,764,348	576,953	—
1290 High Yield Bond Fund	800,295	6,308,588	881,446	(834,834)	521	30,631	6,386,352	323,689	—

Total		45,580,013	9,459,600	(10,506,481)	(46,125)	(1,242,416)	43,244,591	900,642	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$23,222,171	$—	$—	$23,222,171
Investment Companies
Investment Companies	43,244,591	—	—	43,244,591
Short-Term Investment
Investment Company	1,566,326	—	—	1,566,326

Total Assets	$68,033,088	$—	$—	$68,033,088

Total Liabilities	$—	$—	$—	$—

Total	$68,033,088	$—	$—	$68,033,088

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,557
Aggregate gross unrealized depreciation	(4,060,318)

Net unrealized depreciation	$(3,655,761)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,688,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.7%)
iShares Core S&P Total US Stock Market ETF	18,280	$1,721,793
iShares Core S&P U.S. Growth ETF	8,110	769,071
iShares MSCI Global Min Vol Factor ETF	12,030	1,147,903
SPDR Portfolio Developed World ex-US ETF(x)	30,640	950,146
Vanguard FTSE Emerging Markets ETF	10,650	417,587

Total Equity		5,006,500

Fixed Income (4.1%)
iShares Broad USD High Yield Corporate Bond ETF(x)	18,200	631,722

Total Exchange Traded Funds (36.8%) (Cost $5,713,611)		5,638,222

INVESTMENT COMPANIES:
Equity (36.9%)
1290 Essex Small Cap Growth Fund*‡	87,089	865,667
1290 GAMCO Small/Mid Cap Value Fund‡	78,432	1,218,827
1290 SmartBeta Equity Fund‡	214,632	3,273,140
AB Small Cap Growth Portfolio*‡	5,240	294,729

Total Equity		5,652,363

Fixed Income (24.3%)
1290 Diversified Bond Fund‡	344,048	2,821,191
1290 High Yield Bond Fund ‡	113,206	903,382

Total Fixed Income		3,724,573

Total Investment Companies (61.2%) (Cost $10,289,817)		9,376,936

SHORT-TERM INVESTMENTS:
Investment Companies (5.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	601,842	601,842
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	217,115	217,180

Total Investment Companies		819,022

Total Short-Term Investments (5.3%) (Cost $819,022)		819,022

Total Investments in Securities (103.3%) (Cost $16,822,450)		15,834,180
Other Assets Less Liabilities (-3.3%)		(502,917)

Net Assets (100%)		$15,331,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $588,272. This was collateralized by cash of $601,842 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	87,089	46,771	991,143	(111,211)	367	(61,403)	865,667	—	—
1290 GAMCO Small/Mid Cap Value Fund	78,432	788,005	601,293	(260,179)	3,755	85,953	1,218,827	—	—
1290 SmartBeta Equity Fund	214,632	2,084,404	1,436,808	(362,502)	83	114,347	3,273,140	—	—
AB Small Cap Growth Portfolio*	5,240	725,953	222,084	(707,896)	(112,866)	167,454	294,729	—	—
Fixed Income
1290 Diversified Bond Fund	344,048	2,633,932	1,535,746	(1,083,065)	(5,159)	(260,263)	2,821,191	64,009	—
1290 High Yield Bond Fund	113,206	491,181	476,557	(60,767)	(55)	(3,534)	903,382	35,598	—

Total		6,770,246	5,263,631	(2,585,620)	(113,875)	42,554	9,376,936	99,607	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,638,222	$—	$—	$5,638,222
Investment Companies
Investment Companies	9,376,936	—	—	9,376,936
Short-Term Investments
Investment Companies	819,022	—	—	819,022

Total Assets	$15,834,180	$—	$—	$15,834,180

Total Liabilities	$—	$—	$—	$—

Total	$15,834,180	$—	$—	$15,834,180

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,405
Aggregate gross unrealized depreciation	(1,066,663)

Net unrealized depreciation	$(1,003,258)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,837,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (35.8%)
iShares Core S&P Total US Stock Market ETF	21,190	$1,995,886
iShares Core S&P U.S. Growth ETF	9,140	866,746
iShares MSCI Global Min Vol Factor ETF	18,500	1,765,270
SPDR Portfolio Developed World ex-US ETF(x)	32,070	994,491
Vanguard FTSE Emerging Markets ETF	15,790	619,126

Total Exchange Traded Funds (35.8%) (Cost $6,325,105)		6,241,519

INVESTMENT COMPANIES:
Equity (53.8%)
1290 Essex Small Cap Growth Fund*‡	129,533	1,287,560
1290 GAMCO Small/Mid Cap Value Fund‡	117,206	1,821,388
1290 SmartBeta Equity Fund‡	382,010	5,825,645
AB Small Cap Growth Portfolio *‡	8,040	452,243

Total Equity		9,386,836

Fixed Income (8.4%)
1290 Diversified Bond Fund‡	60,934	499,660
1290 High Yield Bond Fund ‡	122,248	975,538

Total Fixed Income		1,475,198

Total Investment Companies (62.2%) (Cost $11,257,808)		10,862,034

SHORT-TERM INVESTMENTS:
Investment Companies (2.6%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	203,872	203,872
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	257,123	257,200

Total Investment Companies		461,072

Total Short-Term Investments (2.6%) (Cost $461,084)		461,072

Total Investments in Securities (100.6%) (Cost $18,043,997)		17,564,625
Other Assets Less Liabilities (-0.6%)		(105,593)

Net Assets (100%)		$17,459,032

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $197,565. This was collateralized by cash of $203,872 which was subsequently invested in investment companies.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	129,533	65,284	1,397,451	(94,320)	331	(81,186)	1,287,560	—	—
1290 GAMCO Small/Mid Cap Value Fund	117,206	1,179,399	747,278	(245,206)	4,788	135,129	1,821,388	—	—
1290 SmartBeta Equity Fund	382,010	3,716,272	2,078,499	(182,698)	(111)	213,683	5,825,645	—	—
AB Small Cap Growth Portfolio*	8,040	1,090,923	284,874	(1,012,418)	(124,979)	213,843	452,243	—	—
Fixed Income
1290 Diversified Bond Fund	60,934	1,644,313	529,371	(1,632,753)	(105,716)	64,445	499,660	30,224	—
1290 High Yield Bond Fund	122,248	282,805	762,394	(64,489)	(12)	(5,160)	975,538	30,910	—

Total		7,978,996	5,799,867	(3,231,884)	(225,699)	540,754	10,862,034	61,134	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,241,519	$—	$—	$6,241,519
Investment Companies
Investment Companies	10,862,034	—	—	10,862,034
Short-Term Investments
Investment Companies	461,072	—	—	461,072

Total Assets	$17,564,625	$—	$—	$17,564,625

Total Liabilities	$—	$—	$—	$—

Total	$17,564,625	$—	$—	$17,564,625

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,350
Aggregate gross unrealized depreciation	(591,485)

Net unrealized depreciation	$(503,135)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,067,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.3%)
iShares Core MSCI EAFE ETF(x)	340,170	$21,889,940
iShares Core S&P 500 ETF	54,938	23,592,025
iShares Core S&P Mid-Cap ETF	31,350	7,817,123
iShares Core S&P Small-Cap ETF	15,550	1,466,831
iShares MSCI EAFE ETF	90,860	6,262,071
iShares Russell 2000 ETF(x)	9,825	1,736,471
Vanguard Large-Cap ETF(x)	40,660	7,956,755
Vanguard S&P 500 ETF	60,270	23,668,029

Total Equity		94,389,245

Fixed Income (34.9%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	673,257	51,154,067

Total Exchange Traded Funds (99.2%) (Cost $144,376,344)		145,543,312

SHORT-TERM INVESTMENTS:
Investment Companies (10.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	10,000	10,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	4,017,244	4,017,244
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	1,359,712	1,360,120

Total Investment Companies		15,387,364

Total Short-Term Investments (10.5%) (Cost $15,387,414)		15,387,364

Total Investments in Securities (109.7%) (Cost $159,763,758)		160,930,676
Other Assets Less Liabilities (-9.7%)		(14,290,898)

Net Assets (100%)		$146,639,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $35,007,864. This was collateralized by $21,966,753 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.558%, maturing 4/15/24 - 2/15/51 and by cash of $14,027,244 which was subsequently invested in investment companies.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$145,543,312	$—	$—	$145,543,312
Short-Term Investments
Investment Companies	15,387,364	—	—	15,387,364

Total Assets	$160,930,676	$—	$—	$160,930,676

Total Liabilities	$—	$—	$—	$—

Total	$160,930,676	$—	$—	$160,930,676

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,258,288
Aggregate gross unrealized depreciation	(7,148,701)

Net unrealized appreciation	$109,587

Federal income tax cost of investments in securities and derivative instruments, if applicable	$160,821,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (30.4%)
iMGP DBi Managed Futures Strategy ETF	31,740	$917,286
IQ Merger Arbitrage ETF(x)*	32,840	1,037,415
ProShares Long Online/Short Stores ETF*	12,500	439,034
ProShares RAFI Long/Short, Escrow Shares(r)*	8,820	—

Total Alternatives		2,393,735

Commodity (15.1%)
Invesco DB Agriculture Fund	13,890	297,385
Invesco DB Energy Fund	12,880	301,521
Invesco DB Precious Metals Fund	12,450	591,126

Total Commodity		1,190,032

Equity (23.7%)
iShares Core US REIT ETF	10,100	476,518
JPMorgan Equity Premium Income ETF	17,280	925,517
Vanguard Global ex-U.S. Real Estate ETF	12,050	469,106

Total Equity		1,871,141

Fixed Income (30.6%)
iShares Convertible Bond ETF	17,290	1,283,091
Vanguard Short-Term Inflation-Protected Securities ETF	23,810	1,125,737

Total Fixed Income		2,408,828

Total Investments in Securities (99.8%) (Cost $8,783,664)		7,863,736
Other Assets Less Liabilities (0.2%)		17,537

Net Assets (100%)		$7,881,273

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)

All or a portion of security is on loan at September 30, 2023, the Portfolio had loaned securities with a total value of $3,159. This was collateralized by $3,249 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 7/15/24 - 11/15/52.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,863,736	$—	$—	(a)	$7,863,736

Total Assets	$7,863,736	$—	$—		$7,863,736

Total Liabilities	$—	$—	$—		$—

Total	$7,863,736	$—	$—		$7,863,736

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,733
Aggregate gross unrealized depreciation	(1,111,261)

Net unrealized depreciation	$(983,528)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,847,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $—)	2	$90

CONVERTIBLE PREFERRED STOCKS
Communication Services (0.1%)
Media (0.1%)
Paramount Global
5.750%	1,295	22,986

Total Communication Services		22,986

Financials (5.0%)
Banks (4.1%)
Bank of America Corp.
7.250%(y)	650	722,936
Wells Fargo & Co
7.500%(y)	845	942,175

		1,665,111

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	1,115	54,635

Financial Services (0.8%)
Apollo Global Management, Inc.
6.750%	6,000	330,600

Total Financials		2,050,346

Industrials (0.8%)
Machinery (0.6%)
Chart Industries, Inc.
6.750%	2,000	133,360
RBC Bearings, Inc.
5.000%	900	99,099

		232,459

Professional Services (0.2%)
Clarivate plc
5.250%(x)	3,200	93,536

Total Industrials		325,995

Utilities (1.2%)
Electric Utilities (0.7%)
NextEra Energy, Inc.
6.926%	8,000	302,640

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp (The)
6.875%	1,925	117,425

Multi-Utilities (0.2%)
Algonquin Power & Utilities Corp.
7.750%	3,945	85,173

Total Utilities		505,238

Total Convertible Preferred Stocks (7.1%) (Cost $3,780,469)		2,904,565

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (92.6%)
Communication Services (9.9%)
Diversified Telecommunication Services (0.2%)
Liberty Latin America Ltd
2.000%, 7/15/24	$65,000	61,100

Entertainment (3.3%)
Bilibili, Inc.
1.375%, 4/1/26	60,000	58,950
0.500%, 12/1/26	133,000	118,370
Cinemark Holdings, Inc.
4.500%, 8/15/25	80,000	116,800
iQIYI, Inc.
4.000%, 12/15/26	170,000	158,321
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27(x)	78,000	75,894
Live Nation Entertainment, Inc.
2.000%, 2/15/25	110,000	112,031
3.125%, 1/15/29(x)§	163,000	169,031
Sea Ltd.
2.375%, 12/1/25	185,000	176,398
0.250%, 9/15/26	470,000	374,825

		1,360,620

Interactive Media & Services (1.9%)
fuboTV, Inc.
3.250%, 2/15/26	45,000	29,610
JOYY, Inc.
1.375%, 6/15/26	90,000	85,230
Snap, Inc.
0.250%, 5/1/25	55,000	50,600
0.750%, 8/1/26	160,000	140,160
(Zero Coupon), 5/1/27	225,000	166,725
0.125%, 3/1/28	300,000	206,700
Ziff Davis, Inc.
1.750%, 11/1/26	90,000	82,755

		761,780

Media (4.5%)
Cable One, Inc.
(Zero Coupon), 3/15/26	140,000	114,520
DISH Network Corp.
2.375%, 3/15/24	215,000	206,400
(Zero Coupon), 12/15/25	330,000	220,275
3.375%, 8/15/26	695,000	417,695
Liberty Broadband Corp.
3.125%, 3/31/53§	200,000	208,300
Liberty Interactive LLC
4.000%, 11/15/29	50,000	12,000
3.750%, 2/15/30	59,926	14,832
Liberty Media Corp.
3.750%, 3/15/28§	100,000	113,650
2.750%, 12/1/49§	149,969	140,596
0.500%, 12/1/50§	40,000	41,452
2.375%, 9/30/53§	250,000	250,875
Magnite, Inc.
0.250%, 3/15/26	63,000	54,215
TechTarget, Inc.
(Zero Coupon), 12/15/26	72,000	57,609

		1,852,419

Total Communication Services		4,035,919

Consumer Discretionary (16.5%)
Automobile Components (0.5%)
LCI Industries
1.125%, 5/15/26	100,000	92,900
Luminar Technologies, Inc.
1.250%, 12/15/26§	150,000	98,175

		191,075

Automobiles (4.3%)
Fisker, Inc.
2.500%, 9/15/26§	100,000	51,060
Ford Motor Co.
(Zero Coupon), 3/15/26	470,000	461,775
Li Auto, Inc.
0.250%, 5/1/28	205,000	289,460
Lucid Group, Inc.
1.250%, 12/15/26§	375,000	225,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
NIO, Inc.
(Zero Coupon), 2/1/26	$45,000	$43,538
0.500%, 2/1/27	100,000	87,250
3.875%, 10/15/29§	120,000	123,660
4.625%, 10/15/30§	96,000	99,760
Rivian Automotive, Inc.
4.625%, 3/15/29§	275,000	398,200

		1,779,890

Broadline Retail (2.4%)
Etsy, Inc.
0.125%, 10/1/26	125,000	126,875
0.125%, 9/1/27	160,000	128,000
0.250%, 6/15/28	175,000	132,212
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	69,951
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	120,000	104,468
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	445,000	438,904

		1,000,410

Diversified Consumer Services (0.4%)
2U, Inc.
2.250%, 5/1/25	60,000	35,820
Chegg, Inc.
0.125%, 3/15/25	95,000	85,405
Stride, Inc.
1.125%, 9/1/27	60,000	63,030

		184,255

Hotels, Restaurants & Leisure (6.6%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	415,000	365,200
Booking Holdings, Inc.
0.750%, 5/1/25	180,000	300,600
Carnival Corp.
5.750%, 10/1/24	75,000	112,087
5.750%, 12/1/27§	225,000	300,375
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	275,000	208,038
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	152,040
H World Group Ltd.
3.000%, 5/1/26	100,000	113,950
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	109,438
3.250%, 12/15/27§	105,000	91,612
NCL Corp. Ltd.
5.375%, 8/1/25	100,000	116,250
1.125%, 2/15/27	232,000	191,980
2.500%, 2/15/27	121,000	104,302
Royal Caribbean Cruises Ltd.
6.000%, 8/15/25	215,000	423,873
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	92,400

		2,682,145

Leisure Products (0.3%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	175,000	131,688

Specialty Retail (2.0%)
Farfetch Ltd.
3.750%, 5/1/27	55,000	29,221
National Vision Holdings, Inc.
2.500%, 5/15/25	55,000	52,745
Vroom, Inc.
0.750%, 7/1/26	130,000	68,900
Wayfair, Inc.
0.625%, 10/1/25	215,000	185,180
1.000%, 8/15/26	180,000	147,150
3.250%, 9/15/27	142,000	170,968
3.500%, 11/15/28§	100,000	151,800

		805,964

Total Consumer Discretionary		6,775,427

Consumer Staples (1.0%)
Food Products (0.6%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	59,800
Freshpet, Inc.
3.000%, 4/1/28§	70,000	82,810
Post Holdings, Inc.
2.500%, 8/15/27	119,000	117,988

		260,598

Personal Care Products (0.4%)
Beauty Health Co. (The)
1.250%, 10/1/26§	118,000	91,745
Herbalife Ltd.
2.625%, 3/15/24	75,000	73,200

		164,945

Total Consumer Staples		425,543

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
EQT Corp.
1.750%, 5/1/26	95,000	263,682
Northern Oil and Gas, Inc.
3.625%, 4/15/29§	93,000	114,882
Pioneer Natural Resources Co.
0.250%, 5/15/25	130,000	318,422
World Kinect Corp.
3.250%, 7/1/28§	100,000	98,817

Total Energy		795,803

Financials (4.5%)
Banks (0.3%)
BofA Finance LLC
0.600%, 5/25/27	100,000	106,471

Capital Markets (0.7%)
Ares Capital Corp.
4.625%, 3/1/24	50,000	50,719
Coinbase Global, Inc.
0.500%, 6/1/26	245,000	183,897
JPMorgan Chase Financial Co. LLC
0.500%, 6/15/27	65,000	72,131

		306,747

Consumer Finance (0.8%)
LendingTree, Inc.
0.500%, 7/15/25	120,000	94,500
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	248,000	191,208
Upstart Holdings, Inc.
0.250%, 8/15/26	92,000	60,777

		346,485

Financial Services (2.4%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26	303,000	226,129
Block, Inc.
0.125%, 3/1/25	180,000	167,040
(Zero Coupon), 5/1/26	165,000	137,775
0.250%, 11/1/27	90,000	67,556
Euronet Worldwide, Inc.
0.750%, 3/15/49	115,000	105,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	$70,000	$56,483
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	98,400
0.500%, 8/1/27	129,000	110,218

		969,257

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Starwood Property Trust, Inc. (REIT)
6.750%, 7/15/27	100,000	102,450

Total Financials		1,831,410

Health Care (11.5%)
Biotechnology (5.1%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	242,000	223,245
Ascendis Pharma A/S
2.250%, 4/1/28	92,000	83,950
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	85,000	82,450
1.250%, 5/15/27	130,000	128,778
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	128,925
2.250%, 2/1/29	100,000	74,500
Cytokinetics, Inc.
3.500%, 7/1/27	100,000	84,810
Exact Sciences Corp.
0.375%, 3/15/27	110,000	99,550
0.375%, 3/1/28	220,000	189,882
2.000%, 3/1/30§	120,000	132,000
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	140,000	118,132
1.000%, 8/15/28	138,000	128,857
Insmed, Inc.
0.750%, 6/1/28	80,000	79,360
Ionis Pharmaceuticals, Inc.
(Zero Coupon), 4/1/26	205,000	200,183
1.750%, 6/15/28§	100,000	104,950
Sarepta Therapeutics, Inc.
1.250%, 9/15/27	220,000	245,718

		2,105,290

Health Care Equipment & Supplies (4.3%)
CONMED Corp.
2.250%, 6/15/27	165,000	157,080
Dexcom, Inc.
0.250%, 11/15/25	305,000	287,462
0.375%, 5/15/28§	165,000	146,355
Envista Holdings Corp.
1.750%, 8/15/28§	120,000	110,520
Haemonetics Corp.
(Zero Coupon), 3/1/26	95,000	82,412
Insulet Corp.
0.375%, 9/1/26	145,000	141,810
Integer Holdings Corp.
2.125%, 2/15/28§	103,000	111,910
Integra LifeSciences Holdings Corp.
0.500%, 8/15/25	105,000	95,760
Lantheus Holdings, Inc.
2.625%, 12/15/27§	105,000	121,737
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	103,056
NuVasive, Inc.
0.375%, 3/15/25	60,000	55,260
Omnicell, Inc.
0.250%, 9/15/25	115,000	103,716
Shockwave Medical, Inc.
1.000%, 8/15/28§	160,000	153,120
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	105,000	3,213
TransMedics Group, Inc.
1.500%, 6/1/28§	89,000	80,376

		1,753,787

Health Care Providers & Services (0.4%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	144,375

Health Care Technology (0.7%)
Livongo Health, Inc.
0.875%, 6/1/25	110,000	100,518
Teladoc Health, Inc.
1.250%, 6/1/27	235,000	187,271

		287,789

Life Sciences Tools & Services (0.1%)
CryoPort, Inc.
0.750%, 12/1/26§	72,000	57,060

Pharmaceuticals (0.9%)
Jazz Investments I Ltd.
1.500%, 8/15/24	120,000	115,620
2.000%, 6/15/26	190,000	193,444
Pacira BioSciences, Inc.
0.750%, 8/1/25	70,000	62,956

		372,020

Total Health Care		4,720,321

Industrials (7.9%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.
0.500%, 12/15/27§	135,000	143,775
Parsons Corp.
0.250%, 8/15/25	105,000	133,298
Virgin Galactic Holdings, Inc.
2.500%, 2/1/27§	53,000	19,345

		296,418

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.
3.875%, 8/15/29§	100,000	98,150
ZTO Express Cayman, Inc.
1.500%, 9/1/27	194,000	188,314

		286,464

Commercial Services & Supplies (0.3%)
Tetra Tech, Inc.
2.250%, 8/15/28§	125,000	123,125

Construction & Engineering (0.5%)
Fluor Corp.
1.125%, 8/15/29§	135,000	139,522
Granite Construction, Inc.
3.750%, 5/15/28§	75,000	78,643

		218,165

Electrical Equipment (0.7%)
Array Technologies, Inc.
1.000%, 12/1/28	75,000	85,425
Bloom Energy Corp.
3.000%, 6/1/28§	125,000	124,762
Stem, Inc.
0.500%, 12/1/28§	88,000	50,644
Sunrun, Inc.
(Zero Coupon), 2/1/26	50,000	36,190

		297,021

Ground Transportation (0.9%)
Lyft, Inc.
1.500%, 5/15/25	125,000	114,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	$280,000	$261,217

		376,092

Machinery (0.9%)
3D Systems Corp.
(Zero Coupon), 11/15/26	83,000	59,926
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28	90,000	84,780
John Bean Technologies Corp.
0.250%, 5/15/26	50,000	44,850
Middleby Corp. (The)
1.000%, 9/1/25	155,000	173,523

		363,079

Passenger Airlines (1.9%)
American Airlines Group, Inc.
6.500%, 7/1/25	235,000	250,745
JetBlue Airways Corp.
0.500%, 4/1/26	135,000	104,368
Southwest Airlines Co.
1.250%, 5/1/25	340,000	337,450
Spirit Airlines, Inc.
1.000%, 5/15/26	70,000	58,205

		750,768

Professional Services (1.3%)
Ceridian HCM Holding, Inc.
0.250%, 3/15/26	120,000	105,528
CSG Systems International, Inc.
3.875%, 9/15/28§	80,000	77,848
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	91,024
KBR, Inc.
2.500%, 11/1/23	70,000	164,430
Upwork, Inc.
0.250%, 8/15/26	86,000	70,565

		509,395

Total Industrials		3,220,527

Information Technology (29.4%)
Communications Equipment (1.4%)
Infinera Corp.
3.750%, 8/1/28	75,000	69,839
Lumentum Holdings, Inc.
0.250%, 3/15/24	105,000	103,950
0.500%, 12/15/26	215,000	180,170
0.500%, 6/15/28(x)	125,000	90,787
1.500%, 12/15/29§	125,000	113,625

		558,371

Electronic Equipment, Instruments & Components (1.2%)
Advanced Energy Industries, Inc.
2.500%, 9/15/28§	125,000	126,080
Insight Enterprises, Inc.
0.750%, 2/15/25	70,000	148,960
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	94,600
Vishay Intertechnology, Inc.
2.250%, 9/15/30§	125,000	122,437

		492,077

IT Services (6.7%)
Akamai Technologies, Inc.
0.125%, 5/1/25	200,000	235,880
0.375%, 9/1/27	260,000	270,790
1.125%, 2/15/29§	275,000	277,337
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	212,500
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	319,000	243,844
Fastly, Inc.
(Zero Coupon), 3/15/26	130,000	110,825
MongoDB, Inc.
0.250%, 1/15/26	225,000	384,525
Okta, Inc.
0.125%, 9/1/25	205,000	185,627
0.375%, 6/15/26(x)	160,000	139,280
Perficient, Inc.
0.125%, 11/15/26	69,000	55,290
Shopify, Inc.
0.125%, 11/1/25	165,000	147,098
Spotify USA, Inc.
(Zero Coupon), 3/15/26	335,000	284,917
Vnet Group, Inc.
(Zero Coupon), 2/1/26	110,000	86,075
Wix.com Ltd.
(Zero Coupon), 8/15/25	125,000	110,689

		2,744,677

Semiconductors & Semiconductor Equipment (4.2%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	70,200
(Zero Coupon), 3/1/28	170,000	140,675
MACOM Technology Solutions Holdings, Inc.
0.250%, 3/15/26	105,000	119,280
Microchip Technology, Inc.
0.125%, 11/15/24	135,000	141,750
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	190,000	342,000
0.500%, 3/1/29§	300,000	329,400
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	135,000	123,053
Wolfspeed, Inc.
1.750%, 5/1/26	150,000	161,175
0.250%, 2/15/28	130,000	87,620
1.875%, 12/1/29§	324,000	210,762

		1,725,915

Software (14.6%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	99,360
Alteryx, Inc.
0.500%, 8/1/24	105,000	100,275
1.000%, 8/1/26	90,000	79,307
Bentley Systems, Inc.
0.125%, 1/15/26	115,000	110,975
0.375%, 7/1/27	100,000	86,400
BILL Holdings, Inc.
(Zero Coupon), 12/1/25	265,000	266,325
(Zero Coupon), 4/1/27	101,000	81,747
BlackLine, Inc.
0.125%, 8/1/24	85,000	84,524
(Zero Coupon), 3/15/26	220,000	189,475
Confluent, Inc.
(Zero Coupon), 1/15/27	235,000	191,666
CyberArk Software Ltd
(Zero Coupon), 11/15/24	115,000	132,537
Datadog, Inc.
0.125%, 6/15/25	160,000	187,760
DocuSign, Inc.
(Zero Coupon), 1/15/24	135,000	132,300
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	127,170
(Zero Coupon), 3/1/28	100,000	94,700
Envestnet, Inc.
0.750%, 8/15/25	100,000	92,088
2.625%, 12/1/27§	118,000	107,557
Everbridge, Inc.
(Zero Coupon), 3/15/26	40,000	33,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Five9, Inc.
0.500%, 6/1/25	$145,000	$135,285
Guidewire Software, Inc.
1.250%, 3/15/25	55,000	55,715
HubSpot, Inc.
0.375%, 6/1/25	70,000	124,740
InterDigital, Inc.
3.500%, 6/1/27	91,000	107,098
Jamf Holding Corp.
0.125%, 9/1/26	66,000	55,275
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	48,652
Marathon Digital Holdings, Inc.
1.000%, 12/1/26	110,000	78,441
MicroStrategy, Inc.
0.750%, 12/15/25	165,000	177,589
(Zero Coupon), 2/15/27	140,000	97,482
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	54,000
Nutanix, Inc.
0.250%, 10/1/27	85,000	75,863
Palo Alto Networks, Inc.
0.375%, 6/1/25	395,000	930,423
Pegasystems, Inc.
0.750%, 3/1/25	105,000	95,970
Progress Software Corp.
1.000%, 4/15/26	90,000	92,610
Rapid7, Inc.
0.250%, 3/15/27	135,000	115,003
RingCentral, Inc.
(Zero Coupon), 3/1/25	175,000	161,332
(Zero Coupon), 3/15/26	95,000	79,924
Splunk, Inc.
1.125%, 9/15/25	205,000	220,272
1.125%, 6/15/27	245,000	231,158
Tyler Technologies, Inc.
0.250%, 3/15/26	85,000	82,068
Unity Software, Inc.
(Zero Coupon), 11/15/26	379,000	299,979
Workiva, Inc.
1.250%, 8/15/28§	144,000	142,056
Zscaler, Inc.
0.125%, 7/1/25	255,000	306,255

		5,964,956

Technology Hardware, Storage & Peripherals (1.3%)
Seagate HDD Cayman
3.500%, 6/1/28§	300,000	307,674
Western Digital Corp.
1.500%, 2/1/24(e)	225,000	221,175

		528,849

Total Information Technology		12,014,845

Materials (0.8%)
Metals & Mining (0.8%)
MP Materials Corp.
0.250%, 4/1/26§	170,000	145,996
United States Steel Corp.
5.000%, 11/1/26	70,000	172,410

Total Materials		318,406

Real Estate (3.1%)
Diversified REITs (0.2%)
HAT Holdings I LLC (REIT)
3.750%, 8/15/28§	86,000	83,581

Health Care REITs (1.0%)
Ventas Realty LP (REIT)
3.750%, 6/1/26§	200,000	194,900
Welltower OP LLC (REIT)
2.750%, 5/15/28§	205,000	209,210

		404,110

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	135,000	111,969

Real Estate Management & Development (1.6%)
Opendoor Technologies, Inc.
0.250%, 8/15/26§	150,000	100,842
Realogy Group LLC
0.250%, 6/15/26	85,000	64,600
Redfin Corp.
(Zero Coupon), 10/15/25	130,000	106,197
0.500%, 4/1/27	80,000	46,400
Zillow Group, Inc.
0.750%, 9/1/24	140,000	163,170
2.750%, 5/15/25	110,000	112,915
1.375%, 9/1/26	65,000	77,448

		671,572

Total Real Estate		1,271,232

Utilities (6.1%)
Electric Utilities (3.4%)
Alliant Energy Corp.
3.875%, 3/15/26§	125,000	120,750
Duke Energy Corp.
4.125%, 4/15/26§	350,000	339,675
FirstEnergy Corp.
4.000%, 5/1/26§	320,000	308,000
NRG Energy, Inc.
2.750%, 6/1/48	120,000	126,960
PPL Capital Funding, Inc.
2.875%, 3/15/28§	200,000	182,000
Southern Co. (The)
3.875%, 12/15/25§	317,000	308,124

		1,385,509

Independent Power and Renewable Electricity Producers (1.2%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	66,395
(Zero Coupon), 11/15/25§	115,000	96,025
2.500%, 6/15/26§	150,000	127,200
Ormat Technologies, Inc.
2.500%, 7/15/27	68,000	65,960
Sunnova Energy International, Inc.
0.250%, 12/1/26	130,000	83,785
2.625%, 2/15/28	97,000	59,607

		498,972

Multi-Utilities (1.0%)
CenterPoint Energy, Inc.
4.250%, 8/15/26§	200,000	195,100
3.369%, 9/15/29(e)	200,000	80,460
CMS Energy Corp.
3.375%, 5/1/28§	163,000	152,812

		428,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Water Utilities (0.5%)
American Water Capital Corp.
3.625%, 6/15/26§	$200,000	$192,760

Total Utilities		2,505,613

Total Convertible Bonds		37,915,046

Total Long-Term Debt Securities (92.6%) (Cost $44,627,135)		37,915,046

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	231,602	231,602
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 dayyield)	57,465	57,482

Total Investment Companies		489,084

Total Short-Term Investments (1.2%) (Cost $489,085)		489,084

Total Investments in Securities (100.9%) (Cost $48,896,689)		41,308,785
Other Assets Less Liabilities (-0.9%)		(381,223)

Net Assets (100%)		$40,927,562

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $9,711,450 or 23.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $422,386. This was collateralized by cash of $431,602 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stock
Utilities	$90	$—	$—	$90
Convertible Bonds
Communication Services	—	4,035,919	—	4,035,919
Consumer Discretionary	—	6,775,427	—	6,775,427
Consumer Staples	—	425,543	—	425,543
Energy	—	795,803	—	795,803
Financials	—	1,831,410	—	1,831,410
Health Care	—	4,720,321	—	4,720,321
Industrials	—	3,220,527	—	3,220,527
Information Technology	—	12,014,845	—	12,014,845
Materials	—	318,406	—	318,406
Real Estate	—	1,271,232	—	1,271,232
Utilities	—	2,505,613	—	2,505,613
Convertible Preferred Stocks
Communication Services	22,986	—	—	22,986
Financials	1,995,711	54,635	—	2,050,346
Industrials	325,995	—	—	325,995
Utilities	505,238	—	—	505,238
Short-Term Investments
Investment Companies	489,084	—	—	489,084

Total Assets	$3,339,104	$37,969,681	$—	$41,308,785

Total Liabilities	$—	$—	$—	$—

Total	$3,339,104	$37,969,681	$—	$41,308,785

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,527,767
Aggregate gross unrealized depreciation	(9,278,776)

Net unrealized depreciation	$(7,751,009)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$49,059,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (17.4%)
ABFC Trust,
Series 2007-WMC1 A1A
6.684%, 6/25/37(l)	$2,550,380	$1,682,692
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
5.954%, 10/25/36(l)	2,267,809	706,535
AIMCO CLO,
Series 2018-AA D
8.120%, 4/17/31(l)§	500,000	482,438
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,089,749
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	848,814
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
6.934%, 1/25/33(l)	1,983,142	1,848,367
Apidos CLO XII,
Series 2013-12A DR
8.170%, 4/15/31(l)§	500,000	465,975
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C
7.720%, 10/17/30(l)§	500,000	490,216
Atrium IX,
Series 9A DR
9.250%, 5/28/30(l)§	500,000	495,330
Bain Capital Credit CLO Ltd.,
Series 2020-5A D
9.138%, 1/20/32(l)§	1,000,000	992,246
Barings CLO Ltd.,
Series 2015-2A DR
8.538%, 10/20/30(l)§	500,000	479,428
Series 2015-IA DR
8.188%, 1/20/31(l)§	500,000	467,353
Series 2019-2A CR
8.970%, 4/15/36(l)§	500,000	487,486
Series 2020-1A DR
8.770%, 10/15/36(l)§	1,000,000	965,057
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	1,687,817	1,409,327
Canyon Capital CLO Ltd.,
Series 2014-1A CR
8.381%, 1/30/31(l)§	500,000	478,369
Series 2017-1A DR
8.570%, 7/15/30(l)§	500,000	485,895
Series 2021-1A D
8.670%, 4/15/34(l)§	500,000	487,579
Carlyle Global Market
Strategies CLO Ltd.,
Series 2016-3A DRR
8.888%, 7/20/34(l)§	1,000,000	979,815
Carlyle US CLO Ltd.,
Series 2021-1A D
11.570%, 4/15/34(l)§	500,000	460,853
Castlelake Aircraft Structured Trust,
Series 2021-1A B
6.656%, 1/15/46§	1,450,581	1,193,703
Cathedral Lake VIII Ltd.,
Series 2021-8A C
8.215%, 1/20/35(l)§	500,000	484,190
Series 2021-8A D1
9.015%, 1/20/35(l)§	1,000,000	946,536
CHCP Ltd.,
Series 2021-FL1 C
7.545%, 2/15/38(l)§	550,000	526,397
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	732,738	627,878
Cook Park CLO Ltd.,
Series 2018-1A C
7.320%, 4/17/30(l)§	1,000,000	960,080
Series 2018-1A D
8.170%, 4/17/30(l)§	500,000	463,202
Crown Point CLO IV Ltd.,
Series 2018-4A C
7.488%, 4/20/31(l)§	500,000	495,445
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	438,927
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,285,219
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
8.726%, 8/15/31(l)§	500,000	480,305
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
8.170%, 4/15/31(l)§	500,000	461,589
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
8.838%, 4/20/34(l)§	500,000	471,036
Dryden 57 CLO Ltd.,
Series 2018-57A D
8.176%, 5/15/31(l)§	500,000	461,643
Elevation CLO Ltd.,
Series 2013-1A BR2
8.876%, 8/15/32(l)§	1,250,000	1,247,450
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,775,658
Fremont Home Loan Trust,
Series 2006-D 1A1
5.574%, 11/25/36(l)	4,705,234	2,679,197
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D
8.570%, 7/15/31(l)§	500,000	490,012
Generate CLO 2 Ltd.,
Series 2A CR
7.457%, 1/22/31(l)§	500,000	496,460
Gilbert Park CLO Ltd.,
Series 2017-1A D
8.520%, 10/15/30(l)§	500,000	490,827
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	299,742	249,226
Invesco US CLO Ltd.,
Series 2023-3A B
8.069%, 7/15/36(l)§	500,000	499,897
Series 2023-3A C
8.569%, 7/15/36(l)§	500,000	499,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
ITE Rail Fund Levered LP,
Series 2021-3A A
2.210%, 6/28/51§	$452,723	$389,749
Jersey Mike’s Funding,
Series 2019-1A A2
4.433%, 2/15/50§	992,500	902,046
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	337,636	304,315
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	515,236	445,406
LCM 28 Ltd.,
Series 28A D
8.538%, 10/20/30(l)§	500,000	420,320
LCM XXI LP,
Series 21A DR
8.388%, 4/20/28(l)§	500,000	495,164
Long Point Park CLO Ltd.,
Series 2017-1A C
7.970%, 1/17/30(l)§	500,000	464,973
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	945,586	796,392
Madison Park Funding XX Ltd.,
Series 2016-20A DR
8.619%, 7/27/30(l)§	900,000	876,298
Magnetite XXIII Ltd.,
Series 2019-23A DR
8.663%, 1/25/35(l)§	500,000	483,106
Magnetite XXXI Ltd.,
Series 2021-31A E
11.570%, 7/15/34(l)§	500,000	475,998
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
5.734%, 7/25/37(l)	5,242,554	1,168,098
MF1 Ltd.,
Series 2021-FL7 A
6.525%, 10/16/36(l)§	450,000	443,860
MidOcean Credit CLO III,
Series 2014-3A BR
7.395%, 4/21/31(l)§	1,000,000	991,106
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	159,689	141,799
Series 2018-2GS A
4.200%, 2/22/44§	262,936	233,883
Series 2019-2A B
3.280%, 9/20/40§	226,718	189,948
Nassau Ltd.,
Series 2018-IA A
6.720%, 7/15/31(l)§	500,000	494,465
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	1,364,688	1,190,027
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	4,887,500	4,025,793
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR
8.438%, 7/20/31(l)§	1,000,000	960,618
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	307,344	287,962
Octagon 53 Ltd.,
Series 2021-1A E
12.070%, 4/15/34(l)§	1,000,000	882,451
Octagon Investment Partners 31 Ltd.,
Series 2017-1A DR
8.988%, 7/20/30(l)§	500,000	486,069
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
8.088%, 1/20/30(l)§	500,000	460,084
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
11.822%, 4/18/33(l)§	1,000,000	991,985
Option One Mortgage Loan Trust,
Series 2006-1 M2
6.004%, 1/25/36(l)	3,164,000	2,042,888
Ownit Mortgage Loan Trust,
Series 2006-3 M1
5.929%, 3/25/37(l)	2,298,378	2,002,999
Pagaya AI Debt Trust,
Series 2022-1 A
2.030%, 10/15/29§	1,012,464	992,681
Primrose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	967,500	896,945
Progress Residential Trust,
Series 2022-SFR5 A
4.451%, 6/17/39§	1,184,772	1,119,567
PRPM LLC,
Series 2021-10 A1
2.487%, 10/25/26(e)§	1,401,876	1,306,835
Series 2021-2 A2
3.770%, 3/25/26(l)§	3,100,000	2,877,617
Series 2022-5 A1
6.900%, 9/27/27(e)§	4,262,718	4,205,625
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B
5.750%, 9/15/48§	1,500,000	1,334,199
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	341,684	289,129
Sound Point CLO XX Ltd.,
Series 2018-2A C
7.562%, 7/26/31(l)§	500,000	492,747
Sound Point CLO XXIV,
Series 2019-3A DR
9.113%, 10/25/34(l)§	500,000	446,139
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
8.938%, 7/20/34(l)§	500,000	460,594
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
9.013%, 10/25/34(l)§	500,000	454,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Stack Infrastructure Issuer LLC,
Series 2019-2A A2
3.080%, 10/25/44§	$500,000	$480,631
Series 2020-1A A2
1.893%, 8/25/45§	500,000	454,404
Sunnova Helios II Issuer LLC,
Series 2021-B B
2.010%, 7/20/48§	539,954	420,513
Sunnova Helios V Issuer LLC,
Series 2021-A A
1.800%, 2/20/48§	606,148	491,522
Sunnova Sol II Issuer LLC,
Series 2020-2A A
2.730%, 11/1/55§	693,786	511,204
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	446,253	387,712
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	274,000	240,581
Textainer Marine Containers VII Ltd.,
Series 2020-2A A
2.100%, 9/20/45§	355,244	310,514
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
8.470%, 1/15/31(l)§	500,000	446,299
Series 2014-2A ER
11.320%, 1/15/31(l)§	500,000	378,983
Series 2018-1A B
7.220%, 7/15/30(l)§	2,000,000	1,982,142
Series 2018-1A D
8.470%, 7/15/30(l)§	500,000	462,376
Series 2018-1A E
11.070%, 7/15/30(l)§	500,000	434,408
Series 2018-3A D
8.538%, 1/20/31(l)§	1,400,000	1,327,224
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	379,876	343,481
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	372,500	318,196
Triumph Rail Holdings LLC,
Series 2021-2 A
2.150%, 6/19/51§	449,688	390,915
TRTX Issuer Ltd.,
Series 2021-FL4 A
6.647%, 3/15/38(l)§	594,203	580,202
United Airlines Pass-Through Trust,
Series 2016-1 B
3.650%, 1/7/26	330,585	309,007
Upland CLO Ltd.,
Series 2016-1A CR
8.488%, 4/20/31(l)§	1,000,000	939,659
Upstart Securitization Trust,
Series 2021-5 B
2.490%, 11/20/31§	900,000	862,851
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	896,832	803,525
VOLT CVI LLC,
Series 2021-NP12 A1
2.734%, 12/26/51(e)(l)§	2,102,302	1,931,930
Voya CLO Ltd.,
Series 2014-4A DR
11.523%, 7/14/31(l)§	1,000,000	785,744
Series 2017-3A CR
8.738%, 4/20/34(l)§	1,500,000	1,405,232
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	719,910	593,112
Wind River CLO Ltd.,
Series 2014-3A DR2
9.007%, 10/22/31(l)§	1,500,000	1,300,229

Total Asset-Backed Securities		90,345,270

Collateralized Mortgage Obligations (13.6%)
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)(l)§	490,957	473,387
Alternative Loan Trust,
Series 2005-69 A1
5.626%, 12/25/35(l)	1,053,171	914,825
Series 2006-19CB A15
6.000%, 8/25/36	385,297	224,306
Series 2006-6CB 2A10
6.000%, 5/25/36	1,646,718	661,744
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,016,988
Asset-Backed Certificates Trust,
Series 2006-IM1 A2
5.914%, 4/25/36(l)	750,226	629,417
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	192,169	148,022
Series 2007-5 3A1
6.000%, 7/25/37	1,455,208	1,142,546
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	1,999,749	1,575,179
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,653,154	764,108
Series 2006-J4 A5
6.250%, 9/25/36	304,457	117,949
Series 2007-14 A18
6.000%, 9/25/37	1,454,566	724,936
Series 2007-HY1 1A1
3.834%, 4/25/37(l)	155,240	139,938
Series 2007-HY1 2A1
3.764%, 3/25/37(l)	69,054	59,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
4.107%, 3/25/36(l)	$97,162	$90,605
Series 2006-AR7 2A3A
4.438%, 11/25/36(l)	171,924	161,401
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,085,412	933,908
COLT Mortgage Loan Trust,
Series 2023-2 A1
6.596%, 7/25/68(e)§	2,553,103	2,544,120
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2
8.315%, 1/25/42(l)§	2,500,000	2,495,325
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,263,109	1,040,207
FHLMC,
Series 4050 ND
2.500%, 9/15/41	139,557	134,134
Series 4076 QD
2.500%, 11/15/41	147,526	140,026
Series 4287 TB
3.500%, 12/15/33	1,993,573	1,807,485
Series 4471 GA
3.000%, 2/15/44	219,562	198,085
Series 4483 CA
3.000%, 6/15/44	102,677	93,983
Series 5057 AX
2.000%, 12/25/50	1,248,033	781,573
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B
7.715%, 2/25/42(l)§	1,000,000	1,005,030
Series 2022-DNA3 M1B
8.215%, 4/25/42(l)§	2,800,000	2,860,114
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	606,507	571,126
FNMA,
Series 2013-18 CD
1.500%, 10/25/27	114,652	110,890
Series 2013-54 NP
2.500%, 3/25/43	455,563	406,365
Series 2014-89 FM
5.829%, 1/25/45(l)	3,673,011	3,544,399
Series 2015-42 CA
3.000%, 3/25/44	292,819	268,025
Series 2017-112 ZC
3.000%, 1/25/48	2,613,635	1,932,334
Series 2017-46 ZL
3.500%, 6/25/57	3,493,707	2,543,987
Series 2018-44 PZ
3.500%, 6/25/48	2,108,572	1,799,804
Series 2021-48 NS
3.361%, 8/25/51 IO(l)	2,176,881	43,267
Series 2022-17 ZG
2.500%, 1/25/52	3,114,515	1,518,137
Series 2022-40 AZ
2.000%, 8/25/50	6,664,410	3,959,259
GNMA,
Series 2019-36 EB
3.500%, 3/20/49	2,411,765	2,048,724
Series 2019-90 BF
5.789%, 7/20/49(l)	2,100,185	2,018,068
Series 2020-188
2.000%, 12/20/50 IO	2,589,762	261,897
Series 2021-117 ID
3.500%, 6/20/51 IO	1,567,428	242,245
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
5.914%, 4/25/47(l)	2,391,756	2,038,799
HomeBanc Mortgage Trust,
Series 2005-4 M4
6.409%, 10/25/35(l)	7,066,300	5,646,384
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	1,500,000	939,086
OBX Trust,
Series 2023-NQM4 A1
6.113%, 3/25/63(e)§	2,370,518	2,355,275
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,443,415	1,132,300
Series 2007-QS8 A10
6.000%, 6/25/37	923,040	671,034
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,415,715	572,006
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	123,979	100,170
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,066,809	1,757,699
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
6.314%, 10/25/35(l)	947,201	864,598
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	112,342	100,256
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	2,500,000	1,902,744
Verus Securitization Trust,
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	986,046
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	1,512,803
Series 2023-INV1 A1
5.999%, 2/25/68(e)§	2,712,715	2,681,953
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	126,878	110,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-PA6 A1
5.233%, 12/28/37(l)	$881,614	$794,374

Total Collateralized Mortgage Obligations		70,313,879

Commercial Mortgage-Backed Securities (5.9%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§	516,000	288,661
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C
4.488%, 9/15/48(l)	886,000	691,893
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	477,743
Series 2017-BNK5 C
4.330%, 6/15/60(l)	600,000	485,669
Series 2019-BN23 A3
2.920%, 12/15/52	550,000	462,655
Series 2021-BN35 A5
2.285%, 6/15/64	343,000	264,865
Series 2021-BN37 C
3.211%, 11/15/64(l)	412,000	259,605
Series 2022-BNK39 AS
3.181%, 2/15/55	698,000	527,292
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	80,938
BBCMS Mortgage Trust,
Series 2018-TALL F
8.765%, 3/15/37(l)§	550,000	282,153
Series 2020-C6 F5TC
3.811%, 2/15/53(l)§	644,000	371,185
Series 2021-C12 A5
2.689%, 11/15/54	653,000	517,069
Series 2021-C12 XD
1.151%, 11/15/54 IO(l)§	9,899,000	658,123
Series 2021-C9 A5
2.299%, 2/15/54	668,000	522,871
Series 2023-C19 A5
5.451%, 4/15/56	525,000	507,003
Benchmark Mortgage Trust,
Series 2018-B2 C
4.434%, 2/15/51(l)	803,000	622,054
Series 2020-B19 A2
1.691%, 9/15/53	520,000	464,250
Series 2021-B23 XA
1.375%, 2/15/54 IO(l)	4,845,969	296,436
Series 2022-B32 AS
3.528%, 1/15/55(l)	650,000	499,393
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	517,000	425,038
Series 2019-OC11 E
4.075%, 12/9/41(l)§	458,000	365,075
Series 2021-VIEW C
7.796%, 6/15/36(l)§	601,000	558,457
Series 2021-VIEW D
8.346%, 6/15/36(l)§	601,000	548,613
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	383,696
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	771,671
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	437,276
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.905%, 2/10/49(l)	504,000	394,315
Series 2016-P4 XA
2.049%, 7/10/49 IO(l)	653,794	25,281
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	295,222
Series 2019-GC41 B
3.199%, 8/10/56	276,000	214,229
Series 2020-420K D
3.422%, 11/10/42(l)§	350,000	247,765
Series 2020-420K E
3.422%, 11/10/42(l)§	350,000	234,415
Series 2020-555 F
3.620%, 12/10/41(l)§	364,000	250,320
Series 2020-555 G
3.620%, 12/10/41(l)§	364,000	231,883
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	295,839
Commercial Mortgage Trust,
Series 2014-CR16 C
5.080%, 4/10/47(l)	900,000	776,937
Series 2014-LC17 AM
4.188%, 10/10/47(l)	500,000	479,690
Series 2015-CR25 B
4.667%, 8/10/48(l)	675,000	616,724
Series 2015-CR26 XA
1.043%, 10/10/48 IO(l)	1,043,667	13,512
Series 2015-DC1 C
4.438%, 2/10/48(l)	100,000	82,986
Series 2016-DC2 XA
1.076%, 2/10/49 IO(l)	711,599	11,963
Series 2020-CX D
2.773%, 11/10/46(l)§	900,000	639,810
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.948%, 4/15/50 IO(l)	1,259,212	7,854
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	415,572
CSMC Trust,
Series 2021-B33 B
3.766%, 10/10/43(l)§	679,000	484,315
Series 2021-B33 C
3.766%, 10/10/43(l)§	228,000	156,584
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
6.880%, 7/15/35(l)§	272,000	176,409
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.662%, 11/10/47(l)§	197,000	124,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-GS1 B
4.238%, 11/10/48(l)	$582,000	$476,998
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
1.042%, 1/15/49 IO(l)	609,403	9,441
Series 2020-LOOP E
3.990%, 12/5/38(l)§	345,000	217,702
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
4.129%, 9/15/47(l)§	370,000	306,059
Series 2015-C27 D
3.940%, 2/15/48(l)§	347,000	209,777
Series 2015-C32 C
4.805%, 11/15/48(l)	91,000	67,866
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.854%, 7/15/50(l)	800,000	600,240
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	724,095
Series 2016-C2 XA
1.632%, 6/15/49 IO(l)	697,015	18,978
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	324,287
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.760%, 3/10/49(l)§	72,000	63,372
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B
3.880%, 11/15/49(l)	871,000	741,084
Series 2017-C33 B
4.105%, 5/15/50	753,000	646,287
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.993%, 12/15/48 IO(l)	920,089	12,689
Series 2016-UB11 XA
1.574%, 8/15/49 IO(l)	739,344	23,763
Series 2019-H7 C
4.128%, 7/15/52	850,000	617,749
Series 2021-L7 XD
1.037%, 10/15/54 IO(l)§	11,180,000	643,683
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.021%, 10/10/48 IO(l)	503,528	17,149
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	603,000	415,316
Series 2021-OVA F
2.851%, 7/15/41§	603,000	403,252
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	1,336,000	1,108,107
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	282,272
Series 2017-C7 C
4.744%, 12/15/50(l)	1,009,000	819,984
Series 2018-C10 C
5.222%, 5/15/51(l)	640,000	515,435
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
3.865%, 3/10/46(l)§	499,000	373,281
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	462,818	383,269
Series 2019-1 M2
4.010%, 3/25/49(l)§	200,391	172,717
Series 2019-1 M3
4.120%, 3/25/49(l)§	172,674	141,536
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA
1.026%, 9/15/58 IO(l)	6,344,609	84,643
Series 2015-C31 C
4.748%, 11/15/48(l)	105,000	92,459
Series 2015-P2 XA
1.079%, 12/15/48 IO(l)	628,640	9,712
Series 2016-C35 B
3.438%, 7/15/48	533,000	442,875
Series 2016-NXS6 B
3.811%, 11/15/49	750,000	656,964
Series 2016-NXS6 XA
1.732%, 11/15/49 IO(l)	701,833	23,297
Series 2017-RC1 XA
1.542%, 1/15/60 IO(l)	743,233	27,967
Series 2019-C50 C
4.345%, 5/15/52	412,000	321,812
Series 2020-C58 B
2.704%, 7/15/53	800,000	549,611
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.146%, 8/15/47 IO(l)	1,850,993	8,723

Total Commercial Mortgage-Backed Securities		30,499,908

Convertible Bond (0.0%)†
Communication Services (0.0%)†
Wireless Telecommunication Services (0.0%)†
Digicel Group Holdings Ltd.
7.000%, 10/16/23 PIK(y)§	42,459	739

Total Communication Services		739

Total Convertible Bond		739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Bonds (23.9%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
4.300%, 2/15/30	$500,000	$455,311
2.750%, 6/1/31	225,000	180,241
3.500%, 9/15/53	1,109,000	680,217
Bell Canada (The)
3.650%, 8/15/52	85,000	56,642
CCO Holdings LLC
4.750%, 3/1/30§	140,000	117,425
4.750%, 2/1/32(x)§	150,000	120,375
4.250%, 1/15/34§	115,000	84,672
Frontier Communications Holdings LLC
5.875%, 10/15/27§	45,000	40,763
5.000%, 5/1/28§	110,000	93,764
KT Corp.
2.500%, 7/18/26(m)	600,000	551,208
Level 3 Financing, Inc.
10.500%, 5/15/30§	106,000	106,265
NBN Co. Ltd.
1.450%, 5/5/26§	275,000	247,053
Verizon Communications, Inc.
3.150%, 3/22/30	500,000	426,468
3.875%, 3/1/52	115,000	80,324

		3,240,728

Entertainment (0.1%)
Live Nation Entertainment, Inc.
4.750%, 10/15/27(x)§	195,000	178,025
Netflix, Inc.
4.875%, 4/15/28	160,000	154,949

		332,974

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
3.850%, 8/15/32	380,000	336,962
4.450%, 8/15/52	410,000	326,300

		663,262

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	370,000	361,741
3.500%, 3/1/42	410,000	253,577
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29(x)§	75,000	57,421
Comcast Corp.
3.950%, 10/15/25	220,000	213,320
3.400%, 4/1/30	390,000	344,034
Directv Financing LLC
5.875%, 8/15/27§	110,000	97,427
DISH DBS Corp.
5.750%, 12/1/28§	135,000	103,781
GCI LLC
4.750%, 10/15/28(x)§	150,000	129,930
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	300,000	256,280
McGraw-Hill Education, Inc.
5.750%, 8/1/28(x)§	125,000	108,594
News Corp.
5.125%, 2/15/32§	90,000	78,637
Scripps Escrow II, Inc.
3.875%, 1/15/29§	180,000	134,890
Townsquare Media, Inc.
6.875%, 2/1/26§	135,000	126,731
Univision Communications, Inc.
7.375%, 6/30/30§	105,000	95,813
VTR Finance NV
6.375%, 7/15/28(m)	200,000	72,000

		2,434,176

Wireless Telecommunication Services (0.5%)
CT Trust
5.125%, 2/3/32(m)	600,000	464,400
Digicel Group Holdings Ltd.
8.000%, 4/1/25(h)§ 21,083		3,584
Millicom International Cellular SA
5.125%, 1/15/28(m)	180,000	151,555
6.250%, 3/25/29(m)	360,000	304,020
T-Mobile USA, Inc.
2.250%, 2/15/26	415,000	382,275
4.750%, 2/1/28	180,000	172,551
3.875%, 4/15/30	300,000	266,118
2.550%, 2/15/31	500,000	398,640
3.400%, 10/15/52	430,000	266,216
VTR Comunicaciones SpA
5.125%, 1/15/28(m)	200,000	111,930

		2,521,289

Total Communication Services		9,192,429

Consumer Discretionary (1.4%)
Automobile Components (0.0%)†
Dealer Tire LLC
8.000%, 2/1/28§	85,000	79,475
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31(x)	115,000	96,600

		176,075

Automobiles (0.3%)
Ford Motor Co.
3.250%, 2/12/32	390,000	299,325
Hyundai Capital America
2.650%, 2/10/25§	770,000	735,721
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	290,000	289,400

		1,324,446

Distributors (0.0%)†
BCPE Empire Holdings, Inc.
7.625%, 5/1/27(x)§	195,000	185,197

Diversified Consumer Services (0.1%)
Metis Merger Sub LLC
6.500%, 5/15/29§	245,000	205,800

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment, Inc.
4.625%, 10/15/29§	155,000	130,975
Carnival Corp.
5.750%, 3/1/27§	485,000	437,106
Cedar Fair LP
5.250%, 7/15/29	130,000	113,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Expedia Group, Inc.
5.000%, 2/15/26	$180,000	$177,077
3.800%, 2/15/28	345,000	314,364
3.250%, 2/15/30	130,000	109,955
2.950%, 3/15/31	45,000	36,263
Fertitta Entertainment LLC
6.750%, 1/15/30§	180,000	146,154
Light & Wonder International, Inc.
7.250%, 11/15/29§	140,000	136,850
Marriott International, Inc.
Series II
2.750%, 10/15/33	480,000	360,972
Series R
3.125%, 6/15/26(x)	400,000	373,883
McDonald’s Corp.
4.450%, 3/1/47(x)	390,000	318,362
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	325,000	275,438
NCL Corp. Ltd.
5.875%, 2/15/27§	150,000	142,125
Premier Entertainment Sub LLC
5.625%, 9/1/29§	130,000	100,100
5.875%, 9/1/31§	65,000	48,100
Scientific Games Holdings LP
6.625%, 3/1/30§	215,000	185,975
Viking Cruises Ltd.
5.875%, 9/15/27§	225,000	205,358
9.125%, 7/15/31§	365,000	364,087

		3,976,731

Household Durables (0.0%)†
Mattamy Group Corp.
4.625%, 3/1/30§	180,000	153,252
SWF Escrow Issuer Corp.
6.500%, 10/1/29§	45,000	28,786

		182,038

Specialty Retail (0.2%)
Lowe’s Cos., Inc.
4.400%, 9/8/25	205,000	200,496
5.625%, 4/15/53(x)	210,000	191,358
Michaels Cos., Inc. (The)
5.250%, 5/1/28(x)§	175,000	139,382
Sonic Automotive, Inc.
4.625%, 11/15/29(x)§	265,000	219,619
SRS Distribution, Inc.
4.625%, 7/1/28§	165,000	142,725
Staples, Inc.
7.500%, 4/15/26§	95,000	78,138
Victoria’s Secret & Co.
4.625%, 7/15/29(x)§	125,000	90,625

		1,062,343

Total Consumer Discretionary		7,112,630

Consumer Staples (1.2%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 4/15/48	401,000	335,973
Constellation Brands, Inc.
3.150%, 8/1/29	315,000	276,139
2.875%, 5/1/30	90,000	75,555
PepsiCo, Inc.
3.600%, 2/18/28	220,000	208,071
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	132,138

		1,027,876

Consumer Staples Distribution & Retail (0.2%)
Dollar General Corp.
4.250%, 9/20/24	175,000	172,002
Dollar Tree, Inc.
4.000%, 5/15/25	675,000	652,991
3.375%, 12/1/51	65,000	38,236
United Natural Foods, Inc.
6.750%, 10/15/28§	150,000	114,000
US Foods, Inc.
7.250%, 1/15/32§	200,000	199,798

		1,177,027

Food Products (0.5%)
Agrosuper SA
4.600%, 1/20/32(m)	500,000	400,675
BRF SA
4.875%, 1/24/30(m)	200,000	161,250
Frigorifico Concepcion SA
7.700%, 7/21/28(m)	400,000	330,600
MARB BondCo plc
3.950%, 1/29/31(m)	200,000	147,510
Minerva Luxembourg SA
4.375%, 3/18/31(m)(x)	500,000	387,500
8.875%, 9/13/33§	200,000	198,200
NBM US Holdings, Inc.
7.000%, 5/14/26(m)	200,000	197,835
6.625%, 8/6/29(m)	200,000	181,390
Post Holdings, Inc.
5.500%, 12/15/29§	105,000	94,866
4.625%, 4/15/30§	28,000	23,975
Smithfield Foods, Inc.
4.250%, 2/1/27§	685,000	630,954

		2,754,755

Household Products (0.0%)†
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	65,000	59,312

Personal Care Products (0.1%)
Coty, Inc.
5.000%, 4/15/26§	150,000	143,797
6.625%, 7/15/30(x)§	180,000	175,950

		319,747

Tobacco (0.2%)
Philip Morris International, Inc.
5.500%, 9/7/30	830,000	807,946

Total Consumer Staples		6,146,663

Energy (2.8%)
Energy Equipment & Services (0.2%)
Guara Norte Sarl
5.198%, 6/15/34(m)	353,704	300,762
Halliburton Co.
4.850%, 11/15/35	150,000	134,700
Transocean Poseidon Ltd.
6.875%, 2/1/27§	157,500	154,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Weatherford International Ltd.
6.500%, 9/15/28(x)§	$155,000	$155,015

		745,221

Oil, Gas & Consumable Fuels (2.6%)
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	61,150
BP Capital Markets America, Inc.
4.893%, 9/11/33	350,000	328,739
2.939%, 6/4/51	215,000	131,454
Callon Petroleum Co.
7.500%, 6/15/30(x)§	195,000	188,499
Canacol Energy Ltd.
5.750%, 11/24/28(m)	400,000	318,000
Cheniere Energy, Inc.
4.625%, 10/15/28	375,000	345,971
Chesapeake Energy Corp.
5.875%, 2/1/29§	220,000	207,075
Civitas Resources, Inc.
8.375%, 7/1/28§	125,000	127,188
CNX Resources Corp.
6.000%, 1/15/29§	175,000	163,002
Cosan Luxembourg SA
7.500%, 6/27/30§	200,000	198,500
Cosan Overseas Ltd.
8.250%, 11/5/23(m)(y)	400,000	398,024
Ecopetrol SA
5.375%, 6/26/26	100,000	95,788
4.625%, 11/2/31	150,000	114,517
5.875%, 5/28/45	100,000	65,885
5.875%, 11/2/51	700,000	444,938
EIG Pearl Holdings Sarl
3.545%, 8/31/36(m)	200,000	161,714
Enbridge, Inc.
3.400%, 8/1/51	380,000	236,259
Energy Transfer LP
4.750%, 1/15/26	385,000	374,417
4.400%, 3/15/27	220,000	208,227
5.000%, 5/15/44(e)	430,000	335,717
EQM Midstream Partners LP
4.750%, 1/15/31§	285,000	245,528
Exxon Mobil Corp.
4.227%, 3/19/40	345,000	291,873
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	230,815	222,637
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 3/31/34§	1,241,940	1,033,629
Geopark Ltd.
5.500%, 1/17/27(m)	200,000	170,500
GNL Quintero SA
4.634%, 7/31/29(m)	353,000	336,197
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	400,000	374,288
Hess Midstream Operations LP
5.125%, 6/15/28§	160,000	146,600
4.250%, 2/15/30§	260,000	221,000
Hilcorp Energy I LP
5.750%, 2/1/29§	230,000	207,276
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	605,000	619,298
Marathon Petroleum Corp.
5.125%, 12/15/26	315,000	309,881
MC Brazil Downstream Trading Sarl
7.250%, 6/30/31(m)	193,250	147,015
NGL Energy Operating LLC
7.500%, 2/1/26§	120,000	118,650
NGPL PipeCo LLC
3.250%, 7/15/31§	160,000	127,022
Occidental Petroleum Corp.
6.625%, 9/1/30	340,000	343,303
Oleoducto Central SA
4.000%, 7/14/27(m)	400,000	356,400
ONEOK, Inc.
3.400%, 9/1/29(x)	195,000	169,066
Parkland Corp.
4.500%, 10/1/29§	195,000	167,213
Petrobras Global Finance BV
6.750%, 6/3/50	600,000	539,250
Petroleos del Peru SA
4.750%, 6/19/32(m)	400,000	281,504
5.625%, 6/19/47(m)	200,000	120,082
Petroleos Mexicanos
6.750%, 9/21/47	300,000	175,688
Phillips 66 Co.
4.950%, 12/1/27	90,000	87,959
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	255,000	247,119
Sitio Royalties Operating Partnership LP
7.875%, 11/1/28§	40,000	40,100
Southwestern Energy Co.
5.375%, 2/1/29(x)	145,000	132,671
4.750%, 2/1/32	170,000	145,921
Sunoco LP
6.000%, 4/15/27	90,000	86,737
4.500%, 5/15/29	65,000	57,038
TransCanada PipeLines Ltd.
4.625%, 3/1/34	500,000	436,070
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	500,000	469,325
UEP Penonome II SA
6.500%, 10/1/38(m)	635,291	478,990
Venture Global LNG, Inc.
8.125%, 6/1/28§	140,000	138,600
8.375%, 6/1/31§	90,000	88,704

		13,638,198

Total Energy		14,383,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (5.1%)
Banks (2.8%)
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35(k)§	$465,000	$344,384
Banco Continental SAECA
2.750%, 12/10/25(m)	300,000	272,391
Banco General SA
4.125%, 8/7/27(m)	200,000	184,486
Banco GNB Sudameris SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 7.051%, 4/3/27(k)(m)	100,000	93,428
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31(k)(m)	350,000	322,900
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30(k)(m)	750,000	690,060
Banistmo SA
4.250%, 7/31/27(m)	500,000	446,405
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25(k)	225,000	221,730
(SOFR + 1.75%), 4.827%, 7/22/26(k)	255,000	248,477
(SOFR + 1.21%), 2.572%, 10/20/32(k)	325,000	250,370
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	870,000	637,808
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)(x)	555,000	484,279
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37(k)	720,000	600,822
BNP Paribas SA
(SOFR + 1.51%), 3.052%, 1/13/31(k)§	750,000	617,589
BPCE SA
1.000%, 1/20/26§	325,000	290,285
Citigroup, Inc.
(SOFR + 0.69%), 2.014%, 1/25/26(k)	160,000	151,080
(SOFR + 1.28%), 3.070%, 2/24/28(k)	150,000	135,806
Commonwealth Bank of Australia
4.316%, 1/10/48§	300,000	209,334
Corp. Financiera de Desarrollo SA
(ICE LIBOR USD 3 Month + 5.61%), 5.250%, 7/15/29(k)(m)	300,000	291,252
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29(k)(m)	300,000	272,058
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.64%), 7.052%, 9/12/26(k)	900,000	909,544
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26(k)	275,000	261,786
(SOFR + 1.99%), 4.851%, 7/25/28(k)	125,000	120,638
(SOFR + 1.02%), 2.069%, 6/1/29(k)	365,000	308,419
(SOFR + 2.04%), 2.522%, 4/22/31(k)	540,000	437,450
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	460,000	363,992
(SOFR + 1.26%), 2.963%, 1/25/33(k)	440,000	351,316
Korea Development Bank (The)
1.000%, 9/9/26	800,000	702,496
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	725,000	648,513
Multibank, Inc.
7.750%, 2/3/28§	200,000	199,594
National Australia Bank Ltd.
2.990%, 5/21/31§	645,000	499,223
NatWest Markets plc
0.800%, 8/12/24§	475,000	453,750
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)	180,000	156,203
(SOFR + 2.36%), 6.499%, 3/9/29(k)	185,000	180,344
Toronto-Dominion Bank (The)
4.693%, 9/15/27(x)	730,000	700,684
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29(k)	310,000	294,472
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)	350,000	324,747
(SOFR + 1.98%), 4.808%, 7/25/28(k)	365,000	347,749
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	400,000	334,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%),
3.020%, 11/18/36(k)	$475,000	$350,331

		14,710,553

Capital Markets (0.9%)
BlackRock, Inc.
4.750%, 5/25/33(x)	680,000	637,565
CI Financial Corp.
4.100%, 6/15/51	285,000	162,714
Goldman Sachs Group, Inc.
(The)
(CME Term SOFR 3 Month + 1.43%),
6.796%, 5/15/26(k)	825,000	827,198
(SOFR + 0.82%),
6.145%, 9/10/27(k)	260,000	254,486
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	300,000	295,209
Macquarie Group Ltd.
(SOFR + 1.53%),
2.871%, 1/14/33(k)§	1,030,000	780,235
Morgan Stanley
(SOFR + 1.67%),
4.679%, 7/17/26(k)	290,000	282,449
(SOFR + 1.61%),
4.210%, 4/20/28(k)	295,000	277,143
(SOFR + 1.29%),
2.943%, 1/21/33(k)	105,000	82,780
(SOFR + 1.36%),
2.484%, 9/16/36(k)	855,000	621,876
Temasek Financial I Ltd.
1.000%, 10/6/30§	250,000	189,490

		4,411,145

Consumer Finance (0.6%)
American Express Co.
3.950%, 8/1/25	700,000	676,705
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	590,000	523,414
Capital One Financial Corp.
(SOFR + 2.16%),
4.985%, 7/24/26(k)(x)	180,000	174,670
General Motors Financial Co., Inc.
2.400%, 10/15/28	440,000	364,698
3.100%, 1/12/32	450,000	349,087
John Deere Capital Corp.
4.700%, 6/10/30	360,000	346,396
Navient Corp.
5.000%, 3/15/27	85,000	76,403
OneMain Finance Corp.
6.625%, 1/15/28	130,000	119,600
Synchrony Financial
3.950%, 12/1/27	660,000	579,415

		3,210,388

Financial Services (0.2%)
Global Payments, Inc.
4.950%, 8/15/27	360,000	345,616
Interoceanica IV Finance Ltd.
(Zero Coupon),
11/30/25(m)	77,381	70,029
Inversiones La Construccion SA
4.750%, 2/7/32(m)	500,000	394,875
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	240,000	197,172
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	280,000	225,400

		1,233,092

Insurance (0.6%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	97,913
6.750%, 4/15/28§	100,000	96,490
AmWINS Group, Inc.
4.875%, 6/30/29§	225,000	197,102
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 5.901%, 8/19/24(k)§	750,000	742,457
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	305,000	189,237
3.850%, 3/15/52	185,000	138,283
Brighthouse Financial Global Funding
1.000%, 4/12/24§	160,000	156,191
2.000%, 6/28/28§	215,000	177,139
GTCR AP Finance, Inc.
8.000%, 5/15/27§	145,000	142,159
HUB International Ltd.
7.250%, 6/15/30§	80,000	79,828
Massachusetts Mutual Life Insurance Co.
3.200%, 12/1/61§	370,000	208,092
MetLife, Inc.
5.250%, 1/15/54	340,000	301,406
Willis North America, Inc.
4.500%, 9/15/28	670,000	628,241

		3,154,538

Total Financials		26,719,716

Health Care (1.6%)
Biotechnology (0.3%)
AbbVie, Inc.
4.700%, 5/14/45	846,000	719,832
Amgen, Inc.
5.250%, 3/2/30	350,000	341,888
5.750%, 3/2/63	305,000	282,149
Gilead Sciences, Inc.
5.550%, 10/15/53	220,000	211,394

		1,555,263

Health Care Equipment & Supplies (0.2%)
Bausch & Lomb Escrow Corp.
8.375%, 10/1/28§	240,000	240,840
Becton Dickinson & Co.
4.693%, 2/13/28	315,000	305,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Medline Borrower LP
5.250%, 10/1/29§	$280,000	$241,150

		787,184

Health Care Providers & Services (0.8%)
AdaptHealth LLC
5.125%, 3/1/30(x)§	230,000	178,825
Centene Corp.
2.500%, 3/1/31	625,000	478,481
Community Health Systems, Inc.
6.000%, 1/15/29§	140,000	112,700
CVS Health Corp.
5.125%, 2/21/30	190,000	182,551
5.300%, 6/1/33	350,000	331,475
5.875%, 6/1/53	360,000	330,394
Elevance Health, Inc.
2.375%, 1/15/25	305,000	291,286
4.550%, 5/15/52	120,000	96,919
HCA, Inc.
5.375%, 2/1/25	530,000	524,084
4.125%, 6/15/29	330,000	298,635
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200%, 6/1/50§	335,000	211,039
Legacy LifePoint Health LLC
4.375%, 2/15/27(x)§	120,000	103,500
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29(x)§	220,000	157,300
Owens & Minor, Inc.
6.625%, 4/1/30(x)§	220,000	195,107
Tenet Healthcare Corp.
6.250%, 2/1/27	110,000	106,425
6.125%, 6/15/30	270,000	252,847
UnitedHealth Group, Inc.
5.050%, 4/15/53	435,000	386,385
4.950%, 5/15/62(x)	165,000	141,279

		4,379,232

Life Sciences Tools & Services (0.0%)†
Fortrea Holdings, Inc.
7.500%, 7/1/30§	100,000	97,750

Pharmaceuticals (0.3%)
1375209 BC Ltd.
9.000%, 1/30/28§	16,000	15,840
Bausch Health Cos., Inc.
6.125%, 2/1/27§	115,000	71,140
11.000%, 9/30/28§	29,000	19,530
14.000%, 10/15/30§	5,000	2,952
Merck & Co., Inc.
4.500%, 5/17/33	255,000	238,684
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	270,000	255,880
Royalty Pharma plc
2.150%, 9/2/31(x)	455,000	340,168
3.300%, 9/2/40	545,000	353,795
Viatris, Inc.
1.650%, 6/22/25	240,000	221,632

		1,519,621

Total Health Care		8,339,050

Industrials (2.1%)
Aerospace & Defense (0.1%)
Boeing Co. (The)
2.950%, 2/1/30	455,000	382,000
3.750%, 2/1/50	235,000	159,609
TransDigm, Inc.
5.500%, 11/15/27	190,000	178,362

		719,971

Building Products (0.2%)
Advanced Drainage
Systems, Inc.
6.375%, 6/15/30§	290,000	277,739
Builders FirstSource, Inc.
5.000%, 3/1/30§	120,000	106,656
Griffon Corp.
5.750%, 3/1/28	235,000	213,262
Owens Corning
4.400%, 1/30/48	380,000	288,477
Standard Industries, Inc.
4.375%, 7/15/30§	160,000	132,400

		1,018,534

Commercial Services & Supplies (0.1%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	200,000	189,186
9.750%, 7/15/27§	165,000	146,850
Garda World Security Corp.
6.000%, 6/1/29§	230,000	187,471
Madison IAQ LLC
4.125%, 6/30/28§	165,000	141,075
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	195,000	181,350

		845,932

Construction & Engineering (0.1%)
Pike Corp.
5.500%, 9/1/28§	395,000	345,625

Electrical Equipment (0.1%)
Eaton Corp.
4.350%, 5/18/28	185,000	177,908
Regal Rexnord Corp.
6.050%, 2/15/26§	165,000	162,747

		340,655

Ground Transportation (0.6%)
Burlington Northern Santa Fe LLC
5.200%, 4/15/54	240,000	219,552
CSX Corp.
3.800%, 11/1/46	920,000	668,933
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34(m)	270,969	258,098
Penske Truck Leasing Co. LP
5.750%, 5/24/26§	255,000	251,072
4.200%, 4/1/27§	370,000	344,058
Ryder System, Inc.
5.650%, 3/1/28	365,000	360,867
Simpar Europe SA
5.200%, 1/26/31(m)	200,000	160,345
Union Pacific Corp.
3.700%, 3/1/29	500,000	463,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
XPO, Inc.
7.125%, 6/1/31§	$200,000	$196,480

		2,922,978

Machinery (0.1%)
Parker-Hannifin Corp.
4.250%, 9/15/27	185,000	176,418
Weir Group plc (The)
2.200%, 5/13/26§	390,000	350,269

		526,687

Marine Transportation (0.1%)
MV24 Capital BV
6.748%, 6/1/34(m)	504,354	443,201

Passenger Airlines (0.1%)
American Airlines, Inc.
7.250%, 2/15/28§	95,000	90,844
5.750%, 4/20/29§	580,000	537,225

		628,069

Professional Services (0.1%)
Jacobs Engineering Group, Inc.
5.900%, 3/1/33	255,000	242,123
VT Topco, Inc.
8.500%, 8/15/30§	100,000	99,006

		341,129

Trading Companies & Distributors (0.1%)
Air Lease Corp.
1.875%, 8/15/26	245,000	217,556
Aviation Capital Group LLC
1.950%, 9/20/26§	585,000	510,562

		728,118

Transportation Infrastructure (0.4%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31(m)	549,000	412,261
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	274,500	206,130
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	210,630
4.000%, 7/30/27(m)	200,000	168,504
4.200%, 8/4/27(m)	200,000	168,940
4.375%, 7/3/29(m)	400,000	318,412
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	182,000	161,875
Rutas 2 & 7 Finance Ltd.
(Zero Coupon),
9/30/36(m)	360,000	228,470
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	216,027
3.625%, 4/28/26§	225,000	212,753

		2,304,002

Total Industrials		11,164,901

Information Technology (1.3%)
Communications Equipment (0.0%)†
CommScope, Inc.
4.750%, 9/1/29§	125,000	90,937

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28(x)	335,000	305,707

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom, Inc.
3.419%, 4/15/33§	680,000	543,711
3.187%, 11/15/36§	475,000	339,765
Foundry JV Holdco LLC
5.875%, 1/25/34§	250,000	238,893
Marvell Technology, Inc.
2.950%, 4/15/31	860,000	695,176
NXP BV
3.875%, 6/18/26	420,000	399,302
Renesas Electronics Corp.
2.170%, 11/25/26§	860,000	758,295
Texas Instruments, Inc.
5.000%, 3/14/53	105,000	94,870
TSMC Global Ltd.
1.250%, 4/23/26§	415,000	373,110

		3,443,122

Software (0.4%)
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	175,000	146,125
Central Parent LLC
8.000%, 6/15/29§	150,000	149,625
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	135,000	114,546
Fortinet, Inc.
1.000%, 3/15/26(x)	405,000	360,091
Intuit, Inc.
5.500%, 9/15/53	365,000	348,645
Oracle Corp.
6.250%, 11/9/32	190,000	192,481
3.800%, 11/15/37	130,000	99,500
3.600%, 4/1/50	380,000	245,949
3.850%, 4/1/60	220,000	139,870
Workday, Inc.
3.700%, 4/1/29(x)	380,000	344,509

		2,141,341

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
5.900%, 10/1/24	270,000	269,776
NetApp, Inc.
1.875%, 6/22/25	395,000	369,190

		638,966

Total Information Technology		6,620,073

Materials (1.4%)
Chemicals (0.3%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	80,000	57,040
Braskem Idesa SAPI
6.990%, 2/20/32(m)	200,000	120,018
CF Industries, Inc.
5.375%, 3/15/44	425,000	361,977
MEGlobal Canada ULC
5.000%, 5/18/25(m)	200,000	194,906
Sasol Financing USA LLC
5.500%, 3/18/31	400,000	311,152
Unigel Luxembourg SA
8.750%, 10/1/26(m)	200,000	67,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
UPL Corp. Ltd.
4.500%, 3/8/28(m)	$200,000	$172,838
4.625%, 6/16/30(m)	400,000	320,000
WR Grace Holdings LLC
5.625%, 8/15/29§	140,000	113,225

		1,718,850

Containers & Packaging (0.3%)
Berry Global, Inc.
1.650%, 1/15/27(x)	250,000	212,500
CCL Industries, Inc.
3.050%, 6/1/30§	315,000	260,758
Packaging Corp. of America
3.400%, 12/15/27(x)	100,000	91,671
3.000%, 12/15/29	315,000	269,834
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/28(x)§	165,000	142,725
Trident TPI Holdings, Inc.
12.750%, 12/31/28(x)§	200,000	208,500
WRKCo., Inc.
3.750%, 3/15/25	700,000	678,738

		1,864,726

Metals & Mining (0.8%)
BHP Billiton Finance USA Ltd.
5.250%, 9/8/30	735,000	718,177
CAP SA
3.900%, 4/27/31§	400,000	293,420
3.900%, 4/27/31(m)	300,000	220,065
CSN Resources SA
5.875%, 4/8/32(m)	600,000	484,500
Freeport Indonesia PT
5.315%, 4/14/32§	200,000	180,040
Freeport-McMoRan, Inc.
4.375%, 8/1/28	100,000	91,679
5.250%, 9/1/29	200,000	188,871
4.625%, 8/1/30	50,000	44,997
Glencore Funding LLC
1.625%, 4/27/26§	355,000	319,890
Indonesia Asahan Aluminium PT
4.750%, 5/15/25(m)	200,000	195,482
Industrias Penoles SAB de CV
4.150%, 9/12/29(m)	500,000	437,500
Nexa Resources SA
5.375%, 5/4/27(m)	200,000	184,250
Novelis Corp.
4.750%, 1/30/30§	110,000	95,012
SunCoke Energy, Inc.
4.875%, 6/30/29§	195,000	164,775
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	127,500
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	400,000	252,480

		3,998,638

Total Materials		7,582,214

Real Estate (1.2%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	691,845

Health Care REITs (0.0%)†
Sabra Health Care LP (REIT)
3.200%, 12/1/31	70,000	52,066

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31	480,000	368,649
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	215,000	182,750

		551,399

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	365,000	204,853
5.150%, 4/15/53	70,000	58,228
Corporate Office Properties LP (REIT)
2.900%, 12/1/33	295,000	206,551

		469,632

Real Estate Management & Development (0.0%)†
Realogy Group LLC
5.250%, 4/15/30§	110,000	76,428

Residential REITs (0.1%)
Invitation Homes Operating Partnership LP (REIT)
5.450%, 8/15/30	480,000	457,246
2.700%, 1/15/34	320,000	233,375

		690,621

Retail REITs (0.0%)†
Agree LP (REIT)
2.600%, 6/15/33	195,000	142,643

Specialized REITs (0.7%)
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	652,164
5.550%, 7/15/33	180,000	171,747
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	300,000	283,592
3.650%, 9/1/27	959,000	879,105
3.800%, 2/15/28	85,000	77,862
2.250%, 1/15/31	200,000	155,705
Equinix, Inc. (REIT)
1.800%, 7/15/27	390,000	335,088
2.150%, 7/15/30	750,000	583,965
Iron Mountain, Inc. (REIT)
7.000%, 2/15/29§	235,000	229,341
4.500%, 2/15/31§	100,000	82,500

		3,451,069

Total Real Estate		6,125,703

Utilities (4.0%)
Electric Utilities (2.8%)
Adani Electricity Mumbai Ltd.
3.949%, 2/12/30(m)	200,000	146,912
3.867%, 7/22/31(m)	200,000	138,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Adani Transmission Step-One Ltd.
4.000%, 8/3/26(m)	$200,000	$174,240
AEP Transmission Co. LLC
5.400%, 3/15/53	70,000	64,879
AES Espana BV
5.700%, 5/4/28§	400,000	356,372
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	1,000,000	771,990
Duke Energy Carolinas LLC
2.850%, 3/15/32	60,000	49,050
Duke Energy Corp.
3.150%, 8/15/27	300,000	273,538
4.300%, 3/15/28	110,000	104,292
3.950%, 8/15/47	465,000	329,735
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	308,775
Entergy Corp.
2.800%, 6/15/30	200,000	166,100
Exelon Corp.
5.150%, 3/15/28	215,000	210,896
4.050%, 4/15/30	750,000	673,518
4.100%, 3/15/52	105,000	74,738
Fenix Power Peru SA
4.317%, 9/20/27(m)	398,824	368,748
Georgia Power Co.
Series A
2.200%, 9/15/24	340,000	327,861
3.250%, 3/15/51	950,000	601,594
Inkia Energy Ltd.
5.875%, 11/9/27(m)	437,000	417,335
ITC Holdings Corp.
3.250%, 6/30/26	600,000	562,863
5.400%, 6/1/33§	250,000	237,461
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	168,000	139,079
Korea East-West Power Co. Ltd.
1.750%, 5/6/25(m)	600,000	562,728
Korea Electric Power Corp.
1.125%, 6/15/25§	300,000	277,740
LLPL Capital Pte. Ltd.
6.875%, 2/4/39(m)	643,680	571,507
Mercury Chile Holdco LLC
6.500%, 1/24/27(x)§	800,000	734,000
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	263,124	247,736
Minejesa Capital BV
5.625%, 8/10/37(m)	900,000	684,585
Mong Duong Finance Holdings BV
5.125%, 5/7/29(m)	250,000	225,897
Monongahela Power Co.
5.400%, 12/15/43§	255,000	224,742
NextEra Energy Capital Holdings, Inc.
4.255%, 9/1/24	330,000	324,653
2.440%, 1/15/32	500,000	387,089
Northern States Power Co.
5.100%, 5/15/53	145,000	129,499
NRG Energy, Inc.
2.000%, 12/2/25§	240,000	216,829
3.625%, 2/15/31(x)§	250,000	189,153
Pacific Gas and Electric Co.
6.100%, 1/15/29	365,000	356,032
2.500%, 2/1/31	470,000	358,301
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	280,000	244,221
Series A
3.700%, 4/30/30	500,000	442,025
Southwestern Electric Power Co.
3.250%, 11/1/51	280,000	168,749
Transelec SA
3.875%, 1/12/29(m)	500,000	455,075
Virginia Electric and Power Co.
Series A
3.500%, 3/15/27(x)	300,000	280,351
Series B
3.750%, 5/15/27	115,000	108,389
Vistra Operations Co. LLC
7.750%, 10/15/31§	120,000	118,313
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	718,438

		14,524,646

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	645,000	453,810
Ferrellgas LP
5.375%, 4/1/26§	105,000	98,437
Suburban Propane Partners LP
5.000%, 6/1/31§	220,000	183,641
Superior Plus LP
4.500%, 3/15/29§	250,000	216,563

		952,451

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
4.625%, 2/1/29§	105,000	87,675
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	457,915
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	208,600	191,311

		736,901

Multi-Utilities (0.8%)
Ameren Corp.
3.650%, 2/15/26	550,000	522,436
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	257,876
DTE Energy Co.
4.220%, 11/1/24(e)	400,000	391,886
2.850%, 10/1/26	300,000	275,301
4.875%, 6/1/28	720,000	692,634
2.950%, 3/1/30	300,000	251,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Empresas Publicas de Medellin ESP
4.250%, 7/18/29(m)(x)	$400,000	$320,320
4.375%, 2/15/31(m)	400,000	305,120
NiSource, Inc.
3.490%, 5/15/27	500,000	462,870
San Diego Gas & Electric Co.
5.350%, 4/1/53	105,000	95,702
Sempra
5.500%, 8/1/33	500,000	480,422

		4,056,179

Water Utilities (0.1%)
Veralto Corp.
5.350%, 9/18/28§	290,000	286,653

Total Utilities		20,556,830

Total Corporate Bonds		123,943,628

Foreign Government Securities (0.9%)
Banco Latinoamericano SA
2.375%, 9/14/25(m)	500,000	462,840
Kingdom of Saudi Arabia
2.250%, 2/2/33(m)	700,000	534,702
Republic of Chile
3.100%, 5/7/41	200,000	135,958
3.500%, 1/25/50	200,000	132,832
Republic of Colombia
4.125%, 5/15/51	850,000	472,600
Republic of Panama
2.252%, 9/29/32	200,000	144,472
4.300%, 4/29/53	200,000	130,444
3.870%, 7/23/60	600,000	345,300
Republic of South Africa
4.300%, 10/12/28	300,000	259,143
United Mexican States
3.750%, 1/11/28	1,040,000	963,446
2.659%, 5/24/31	500,000	393,985
6.338%, 5/4/53	786,000	713,688

Total Foreign Government Securities		4,689,410

Mortgage-Backed Securities (13.0%)
FHLMC
2.500%, 1/1/43	239,225	200,768
3.000%, 7/1/45	189,880	161,446
3.000%, 8/1/45	302,146	256,901
3.000%, 4/1/47	836,622	706,636
4.000%, 4/1/47	478,768	434,405
4.000%, 10/1/48	173,064	156,541
FHLMC UMBS
3.000%, 4/1/47	833,545	706,686
2.000%, 9/1/51	3,742,849	2,894,938
4.000%, 6/1/52	2,761,420	2,465,631
4.500%, 9/1/52	4,656,120	4,281,467
4.000%, 11/1/52	3,102,626	2,770,046
5.000%, 5/1/53	5,396,256	5,112,365
5.000%, 6/1/53	3,221,882	3,066,479
FNMA
2.460%, 4/1/32	2,157,590	1,748,658
3.000%, 4/1/45	103,066	85,995
3.000%, 10/1/46	240,405	199,910
2.225%, 12/1/50	3,356,299	2,059,054
FNMA UMBS
3.000%, 3/1/43	944,904	798,735
3.000%, 9/1/46	552,439	466,981
3.000%, 10/1/46	1,734,957	1,468,741
3.000%, 12/1/46	1,199,030	1,013,550
3.500%, 12/1/46	993,892	871,145
3.000%, 2/1/47	1,864,073	1,575,715
3.000%, 12/1/48	2,332,707	1,971,855
4.000%, 5/1/49	3,093,470	2,797,157
3.500%, 11/1/50	3,213,509	2,799,817
2.000%, 2/1/51	7,288,301	5,630,366
2.500%, 12/1/51	2,421,543	1,923,864
4.000%, 7/1/52	2,153,642	1,922,113
5.000%, 7/1/52	1,807,182	1,710,978
4.500%, 10/1/52	4,044,529	3,719,086
GNMA
3.500%, 6/15/42	3,077,130	2,770,555
2.500%, 10/20/51	3,938,303	3,183,242
2.500%, 11/20/51	2,795,134	2,259,245
3.000%, 4/20/52	3,376,710	2,841,584

Total Mortgage-Backed Securities		67,032,655

Municipal Bond (0.0%)†
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	176,491

Total Municipal Bond		176,491

U.S. Treasury Obligations (22.4%)
U.S. Treasury Bonds
3.875%, 5/15/43	3,740,000	3,248,964
3.625%, 5/15/53	525,000	434,146
4.125%, 8/15/53	84,000,000	76,163,959
U.S. Treasury Notes
4.500%, 11/30/24	3,000,000	2,969,304
4.625%, 2/28/25	250,000	247,732
5.000%, 8/31/25	440,000	439,124
3.625%, 5/15/26	530,000	513,768
4.625%, 9/15/26	555,000	552,310
4.000%, 6/30/28	520,000	506,241
4.375%, 8/31/28	405,000	401,079
3.625%, 3/31/30	370,000	349,133
3.750%, 6/30/30	445,000	422,497
3.875%, 8/15/33	31,380,000	29,654,257

Total U.S. Treasury Obligations		115,902,514

Total Long-Term Debt Securities (97.1%) (Cost $566,119,471)		502,904,494

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund , Class I‡	533,930	4,805,371
DoubleLine Global Bond Fund , Class I‡	431,290	3,450,319

Total Investment Companies (1.6%) (Cost $9,785,319)		8,255,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	4,000	$4,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	2,848,932	2,848,932
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		3,852,932

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (0.0%)†
U.S. Treasury Bills
5.31%, 1/18/24(p)	$80,000	78,722

Total Short-Term Investments (0.7%) (Cost $3,931,659)		3,931,654

Total Investments in Securities (99.4%) (Cost $579,836,449)		515,091,838
Other Assets Less Liabilities (0.6%)		3,037,897

Net Assets (100%)		$518,129,735

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $147,239,213 or 28.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $21,707,917 or 4.2% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $3,770,451. This was collateralized by cash of $3,852,932 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.

Glossary:

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.8%
Belgium	0.1
Bermuda	0.1
Brazil	0.8
Canada	0.7
Cayman Islands	7.2
Chile	0.8
China	0.1
Colombia	0.6
Dominican Republic	0.1
France	0.2
Germany	0.1
Guatemala	0.2
India	0.6
Indonesia	0.3
Ireland	0.1
Israel	0.1
Jamaica	0.0	#
Japan	0.1
Jersey	0.2
Kuwait	0.0	#
Mexico	0.6
Panama	0.5
Paraguay	0.2
Peru	0.6
Saudi Arabia	0.1
Singapore	0.0	#
South Africa	0.1
South Korea	0.4
Taiwan	0.1
United Arab Emirates	0.3
United Kingdom	0.5
United States	82.8
Vietnam	0.0	#
Cash and Other	0.6

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	4,735,961	—	—	—	69,410	4,805,371	300,802	—
DoubleLine Global Bond Fund, Class I	431,290	3,558,141	—	—	—	(107,822)	3,450,319	—	—

Total		8,294,102	—	—	—	(38,412)	8,255,690	300,802	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$90,345,270	$—	$90,345,270
Collateralized Mortgage Obligations	—	70,313,879	—	70,313,879
Commercial Mortgage-Backed Securities	—	30,499,908	—	30,499,908
Convertible Bond
Communication Services	—	739	—	739
Corporate Bonds
Communication Services	—	9,192,429	—	9,192,429
Consumer Discretionary	—	7,112,630	—	7,112,630
Consumer Staples	—	6,146,663	—	6,146,663
Energy	—	14,383,419	—	14,383,419
Financials	—	26,719,716	—	26,719,716
Health Care	—	8,339,050	—	8,339,050
Industrials	—	11,164,901	—	11,164,901
Information Technology	—	6,620,073	—	6,620,073
Materials	—	7,582,214	—	7,582,214
Real Estate	—	6,125,703	—	6,125,703
Utilities	—	20,556,830	—	20,556,830
Foreign Government Securities	—	4,689,410	—	4,689,410
Investment Companies	8,255,690	—	—	8,255,690
Mortgage-Backed Securities	—	67,032,655	—	67,032,655
Municipal Bond	—	176,491	—	176,491
Short-Term Investments
Investment Companies	3,852,932	—	—	3,852,932
U.S. Treasury Obligation	—	78,722	—	78,722
U.S. Treasury Obligations	—	115,902,514	—	115,902,514

Total Assets	$12,108,622	$502,983,216	$—	$515,091,838

Total Liabilities	$—	$—	$—	$—

Total	$12,108,622	$502,983,216	$—	$515,091,838

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,335,424
Aggregate gross unrealized depreciation	(67,389,223)

Net unrealized depreciation	$(66,053,799)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$581,145,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Media (3.2%)
Comcast Corp., Class A	337,312	$14,956,414

Total Communication Services		14,956,414

Consumer Staples (12.6%)
Beverages (5.0%)
Coca-Cola Europacific Partners plc	259,226	16,196,440
Molson Coors Beverage Co., Class B	112,232	7,136,833

		23,333,273

Food Products (1.0%)
Tyson Foods, Inc., Class A	89,598	4,523,803

Household Products (1.9%)
Procter & Gamble Co. (The)	62,957	9,182,908

Tobacco (4.7%)
Philip Morris International, Inc.	239,903	22,210,220

Total Consumer Staples		59,250,204

Energy (9.8%)
Oil, Gas & Consumable Fuels (9.8%)
Enbridge, Inc.	430,212	14,278,737
Hess Corp.	90,803	13,892,859
Phillips 66	147,321	17,700,618

Total Energy		45,872,214

Financials (20.8%)
Banks (9.4%)
JPMorgan Chase & Co.	82,576	11,975,171
M&T Bank Corp.	64,058	8,100,134
US Bancorp	244,237	8,074,475
Wells Fargo & Co.	391,832	16,010,256

		44,160,036

Capital Markets (2.0%)
Northern Trust Corp.	139,068	9,662,445

Financial Services (2.5%)
Fidelity National Information
Services, Inc.	212,307	11,734,208

Insurance (6.9%)
Allstate Corp. (The)	152,584	16,999,384
Chubb Ltd.	73,119	15,221,913

		32,221,297

Total Financials		97,777,986

Health Care (23.5%)
Health Care Equipment & Supplies (4.5%)
Medtronic plc	182,846	14,327,812
Smith & Nephew plc (ADR)(x)	278,518	6,898,891

		21,226,703

Health Care Providers & Services (12.4%)
Cigna Group (The)	71,931	20,577,301
CVS Health Corp.	252,025	17,596,386
Humana, Inc.	11,271	5,483,567
UnitedHealth Group, Inc.	29,116	14,679,996

		58,337,250

Pharmaceuticals (6.6%)
Johnson & Johnson	78,038	12,154,418
Merck & Co., Inc.	179,904	18,521,117

		30,675,535

Total Health Care		110,239,488

Industrials (9.0%)
Aerospace & Defense (5.2%)
General Dynamics Corp.	56,397	12,462,045
RTX Corp.	166,807	12,005,100

		24,467,145

Machinery (3.8%)
Deere & Co.	11,475	4,330,436
Stanley Black & Decker, Inc.	158,211	13,223,275

		17,553,711

Total Industrials		42,020,856

Information Technology (2.8%)
Semiconductors & Semiconductor Equipment (1.0%)
Skyworks Solutions, Inc.	49,049	4,835,741

Software (1.8%)
Oracle Corp.	77,981	8,259,747

Total Information Technology		13,095,488

Materials (7.4%)
Chemicals (7.4%)
Air Products and Chemicals, Inc.	48,484	13,740,365
DuPont de Nemours, Inc.	185,327	13,823,541
International Flavors & Fragrances,
Inc.	104,781	7,142,921

Total Materials		34,706,827

Real Estate (3.0%)
Office REITs (1.0%)
COPT Defense Properties (REIT)	199,763	4,760,352

Specialized REITs (2.0%)
Public Storage (REIT)	35,874	9,453,517

Total Real Estate		14,213,869

Utilities (5.1%)
Electric Utilities (5.1%)
Entergy Corp.	143,224	13,248,220
Pinnacle West Capital Corp.	145,366	10,710,567

Total Utilities		23,958,787

Total Common Stocks (97.2%) (Cost $409,480,003)		456,092,133

MASTER LIMITED PARTNERSHIP:
Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Plains GP Holdings LP, Class A (Cost $7,227,917)	549,069	8,850,992

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	262,089	262,089

Total Short-Term Investment (0.1%) (Cost $262,089)		262,089

Total Investments in Securities (99.2%) (Cost $416,970,009)		465,205,214
Other Assets Less Liabilities (0.8%)		3,694,432

Net Assets (100%)		$468,899,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $254,586. This was collateralized by cash of $262,089 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,956,414	$—	$—	$14,956,414
Consumer Staples	59,250,204	—	—	59,250,204
Energy	45,872,214	—	—	45,872,214
Financials	97,777,986	—	—	97,777,986
Health Care	110,239,488	—	—	110,239,488
Industrials	42,020,856	—	—	42,020,856
Information Technology	13,095,488	—	—	13,095,488
Materials	34,706,827	—	—	34,706,827
Real Estate	14,213,869	—	—	14,213,869
Utilities	23,958,787	—	—	23,958,787
Master Limited Partnerships
Energy	8,850,992	—	—	8,850,992
Short-Term Investment
Investment Company	262,089	—	—	262,089

Total Assets	$465,205,214	$—	$—	$465,205,214

Total Liabilities	$—	$—	$—	$—

Total	$465,205,214	$—	$—	$465,205,214

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,156,975
Aggregate gross unrealized depreciation	(32,802,995)

Net unrealized appreciation	$49,353,980

Federal income tax cost of investments in securities and derivative instruments, if applicable	$415,851,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.6%)
Diversified Telecommunication Services (2.1%)
Altaba, Inc.(x)*	102,200	$239,148
Koninklijke KPN NV	90,000	296,781
Liberty Global plc, Class A*	42,000	719,040
Liberty Global plc, Class C*	11,000	204,160
Telesat Corp.*	139,300	1,991,990

		3,451,119

Entertainment (4.5%)
Activision Blizzard, Inc.	7,200	674,136
Atlanta Braves Holdings, Inc., Class A*	84,500	3,301,415
Madison Square Garden Sports Corp.	11,500	2,027,450
Sciplay Corp., Class A*	60,000	1,366,200
TKO Group Holdings, Inc.	600	50,436

		7,419,637

Media (5.2%)
Beasley Broadcast Group, Inc., Class A*	50,000	43,565
Clear Channel Outdoor Holdings, Inc.*	340,000	537,200
DallasNews Corp.(x)	40,000	184,000
DISH Network Corp., Class A(x)*	110,000	644,600
EW Scripps Co. (The), Class A*	70,000	383,600
Fox Corp., Class B	70,000	2,021,600
Lee Enterprises, Inc.(x)*	35,000	374,850
TEGNA, Inc.	125,000	1,821,250
Telenet Group Holding NV(x)	122,000	2,731,892

		8,742,557

Wireless Telecommunication Services (3.8%)
Millicom International Cellular SA(x)*	93,500	1,444,575
Orange Belgium SA*	26,500	384,955
Telephone and Data Systems, Inc.	40,400	739,724
United States Cellular Corp.*	86,200	3,704,014

		6,273,268

Total Communication Services		25,886,581

Consumer Discretionary (5.4%)
Hotels, Restaurants & Leisure (0.3%)
Entain plc	10,000	113,811
Fiesta Restaurant Group, Inc.*	40,000	338,400
NEOGAMES SA*	2,000	54,000
Playtech plc*	6,000	33,089

		539,300

Household Durables (4.0%)iRobot Corp.*	34,000	1,288,600
Lennar Corp., Class B	31,700	3,240,691
Nobility Homes, Inc.	16,500	490,875
Sony Group Corp. (ADR)	19,000	1,565,790

		6,585,956

Specialty Retail (0.6%)
Lookers plc	22,000	34,787
Pendragon plc*	600,000	243,776
Sportsman’s Warehouse Holdings, Inc.*	130,000	583,700
Valvoline, Inc.	4,000	128,960
Yamada Holdings Co. Ltd.	12,400	38,128

		1,029,351

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	16,000	841,760

Total Consumer Discretionary		8,996,367

Consumer Staples (3.5%)
Consumer Staples Distribution & Retail (0.5%)
Albertsons Cos., Inc., Class A	28,000	637,000
Blue Apron Holdings, Inc., Class A*	10,000	128,750
GrainCorp Ltd., Class A	6,000	27,235

		792,985

Food Products (2.4%)
Finsbury Food Group plc	10,000	13,360
Hostess Brands, Inc., Class A*	15,000	499,650
Sovos Brands, Inc.*	155,000	3,495,250
United Malt Group Ltd.*	10,000	31,762

		4,040,022

Personal Care Products (0.6%)
Thorne HealthTech, Inc.(x)*	100,000	1,019,000

Total Consumer Staples		5,852,007

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Alvopetro Energy Ltd.	88,200	572,740
Denbury, Inc.*	1,000	98,010
Gulf Coast Ultra Deep Royalty Trust	550,000	8,112

Total Energy		678,862

Financials (3.8%)
Banks (2.0%)
Cadence Bank	14,500	307,690
Cincinnati Bancorp, Inc.(x)*	1,000	13,750
First Horizon Corp.	73,500	809,970
Flushing Financial Corp.	105,000	1,378,650
Horizon Bancorp, Inc.	12,500	133,500
SouthState Corp.	1,200	80,832
Synovus Financial Corp.	6,000	166,800
Webster Financial Corp.	9,500	382,945

		3,274,137

Capital Markets (0.6%)
BKF Capital Group, Inc.(r)*	2,434	34,684
Greenhill & Co., Inc.(x)	39,000	577,200
Gresham House plc	10,000	129,941
Numis Corp. plc	7,500	31,296
Sculptor Capital Management, Inc., Class A	15,700	182,120

		955,241

Financial Services (0.0%)†
CNFinance Holdings Ltd. (ADR)*	1,765	6,672

Insurance (1.2%)
Argo Group International Holdings Ltd.	63,000	1,879,920
Fanhua, Inc. (ADR)(x)*	7,500	54,075
Topdanmark A/S	1,000	43,490

		1,977,485

Total Financials		6,213,535

Health Care (7.2%)
Biotechnology (4.2%)
Abcam plc (ADR)*	10,000	226,300
Grifols SA (ADR)*	24,000	219,360
Horizon Therapeutics plc*	26,000	3,007,940
Idorsia Ltd.(x)*	12,000	33,954
Intercept Pharmaceuticals, Inc.*	25,000	463,500
Seagen, Inc.*	14,000	2,970,100

		6,921,154

Health Care Equipment & Supplies (0.6%)
Bioventus, Inc., Class A(x)*	3,000	9,900
Globus Medical, Inc., Class A*	15,000	744,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ICU Medical, Inc.*	500	$59,505
Innocoll Holdings Ltd.(r)*	125,000	—
QuidelOrtho Corp.*	2,500	182,600

		996,755

Health Care Providers & Services (1.2%)
Amedisys, Inc.*	22,000	2,054,800
Dialogue Health Technologies, Inc.(x)*	5,000	18,885

		2,073,685

Health Care Technology (0.5%)
EMIS Group plc	18,000	424,302
NextGen Healthcare, Inc.*	12,487	296,316
Tabula Rasa HealthCare, Inc.*	12,000	123,720
Teladoc Health, Inc.*	2,200	40,898

		885,236

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	27,456

Pharmaceuticals (0.7%)
Dechra Pharmaceuticals plc	12,000	554,609
TherapeuticsMD, Inc.*	4,000	12,080
Viatris, Inc.	52,000	512,720

		1,079,409

Total Health Care		11,983,695

Industrials (7.4%)
Aerospace & Defense (1.0%)
Hexcel Corp.	13,371	870,987
Kaman Corp.	42,000	825,300

		1,696,287

Building Products (0.2%)
Carrier Global Corp.	1,000	55,200
Griffon Corp.	7,200	285,624

		340,824

Commercial Services & Supplies (0.8%)
Heritage-Crystal Clean, Inc.*	27,000	1,224,450
Self Storage Group ASA*	10,000	36,834

		1,261,284

Machinery (3.5%)
CFT SpA(r)*	25,000	115,505
CIRCOR International, Inc.*	50,000	2,787,500
Crane Co.	3,500	310,940
EnPro Industries, Inc.	4,800	581,712
Mueller Industries, Inc.	13,500	1,014,660
Mueller Water Products, Inc., Class A	12,000	152,160
Park-Ohio Holdings Corp.	12,000	238,920
Valmet OYJ	16,384	375,194
Velan, Inc.	20,000	163,004

		5,739,595

Professional Services (0.0%)†
Applus Services SA	5,000	52,334
Ework Group AB	1,441	14,534

		66,868

Trading Companies & Distributors (1.9%)
Herc Holdings, Inc.	16,200	1,926,828
Triton International Ltd.(r)	6,000	477,300
Veritiv Corp.	4,500	760,050

		3,164,178

Total Industrials		12,269,036

Information Technology (7.0%)
Communications Equipment (0.0%)†
Digi International, Inc.*	1,200	32,400

Electronic Equipment, Instruments & Components (3.3%)
CTS Corp.	3,000	125,220
National Instruments Corp.	62,000	3,696,440
Rogers Corp.*	6,200	815,114
Schaffner Holding AG (Registered)	1,540	831,114

		5,467,888

IT Services (0.3%)
Computer Task Group, Inc.(x)*	30,000	309,900
PFSweb, Inc.	16,000	119,040

		428,940

Semiconductors & Semiconductor Equipment (0.1%)
Silicon Motion Technology
Corp. (ADR)*	800	41,000
Tower Semiconductor Ltd.*	600	14,736

		55,736

Software (1.7%)
ESI Group*	5,000	800,867
Gen Digital, Inc.	30,000	530,400
New Relic, Inc.*	4,800	410,976
Splunk, Inc.*	2,000	292,500
VMware, Inc., Class A*	5,000	832,400

		2,867,143

Technology Hardware, Storage & Peripherals (1.6%)
Avid Technology, Inc.*	90,000	2,418,300
Stratasys Ltd.(x)*	20,000	272,200

		2,690,500

Total Information Technology		11,542,607

Materials (6.6%)
Chemicals (3.1%)
Chase Corp.	28,000	3,562,440
Chr Hansen Holding A/S	15,000	919,420
Mativ Holdings, Inc.	45,000	641,700

		5,123,560

Construction Materials (2.2%)
Vulcan Materials Co.	18,200	3,676,764

Containers & Packaging (0.6%)
Myers Industries, Inc.	51,000	914,430

Metals & Mining (0.7%)
Kinross Gold Corp.	5,960	27,162
Newcrest Mining Ltd. (ADR)	30,000	475,200
Pan American Silver Corp.	25,000	361,862
PolyMet Mining Corp.*	155,000	322,400
Sierra Metals, Inc.*	80,000	23,104

		1,209,728

Total Materials		10,924,482

Real Estate (0.6%)
Hotel & Resort REITs (0.6%)
Hersha Hospitality Trust (REIT), Class A	23,000	226,780
Ryman Hospitality Properties, Inc. (REIT)	10,000	832,800

		1,059,580

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B(x)	8,000	4,433

Total Real Estate		1,064,013

Utilities (8.4%)
Electric Utilities (2.9%)
Evergy, Inc.	18,000	912,600
PNM Resources, Inc.	76,500	3,412,665
Portland General Electric Co.	11,000	445,280

		4,770,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (3.8%)
National Fuel Gas Co.	52,000	$2,699,320
Southwest Gas Holdings, Inc.	60,000	3,624,600

		6,323,920

Independent Power and Renewable Electricity Producers (0.2%)
Alerion Cleanpower SpA(x)	8,000	225,406
TransAlta Renewables, Inc.	2,000	18,097

		243,503

Multi-Utilities (0.9%)
Avista Corp.	45,000	1,456,650

Water Utilities (0.6%)
Severn Trent plc	36,000	1,038,793

Total Utilities		13,833,411

Total Common Stocks (65.9%) (Cost $110,184,112)		109,244,596

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR(r)*	15,000	7,500

Total Consumer Staples		7,500

Financials (0.1%)
Financial Services (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	90,000

Total Financials		90,000

Health Care (0.1%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	21,000	10,500
Adamas Pharmaceuticals, Inc., CVR *	108,000	5,400
Akouos, Inc., CVR (r)(x)*	141,148	105,861
Albireo Pharma, Inc., CVR (r)*	3,000	6,750
Ambit Biosciences Corp., CVR (r)*	20,000	—
Chinook Therapeutics, Inc., CVR (r)*	125,000	50,000
Clementia Pharmaceuticals, Inc., CVR (r)*	40,000	—
Decibel Therapeutics, Inc., CVR (r)*	3,000	2,047
Epizyme, Inc., CVR (r)*	10,000	150
Radius Health, Inc., CVR (r)*	2,000	200
Sigilon Therapeutics, Inc., CVR (r)*	500	2,831
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	—

		183,739

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	36,750

Pharmaceuticals (0.0%)†
Amryt Pharma UK Ltd., CVR (r)*	70,000	1,050
CinCor Pharma, Inc., CVR *	4,000	12,000
Ocera Therapeutics, Inc., CVR (r)*	16,000	2,720
Opiant Pharmaceuticals, Inc., CVR(r)*	10,000	5,000

		20,770

Total Health Care		241,259

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	12,500	21,609

Total Industrials		21,609

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	650

Total Information Technology		650

Materials (0.0%)
Metals & Mining (0.0%)
Kinross Gold Corp., CVR(r)*	14,000	—

Total Materials		—

Total Rights (0.2%) (Cost $248,073)		361,018

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (31.6%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 dayyield) (xx)	400,000	400,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,813,187	1,813,187
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 dayyield)	49,088,707	49,103,434
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		52,316,621

Total Short-Term Investments (31.6%) (Cost $52,305,337)		52,316,621

Total Investments in Securities (97.7%) (Cost $162,737,522)		161,922,235
Other Assets Less Liabilities (2.3%)		3,882,276

Net Assets (100%)		$165,804,511

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $3,543,109. This was collateralized by $446,308 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 10/3/23 - 5/15/53 and by cash of $3,213,187 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ADR —     American Depositary Receipt

CVR —     Contingent Value Right

REIT —     Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$22,233,805	$3,652,776	$—		$25,886,581
Consumer Discretionary	8,041,901	954,466	—		8,996,367
Consumer Staples	5,779,650	72,357	—		5,852,007
Energy	678,862	—	—		678,862
Financials	5,974,124	204,727	34,684		6,213,535
Health Care	10,970,830	1,012,865	—	(b)	11,983,695
Industrials	11,197,335	478,896	592,805		12,269,036
Information Technology	9,910,626	1,631,981	—		11,542,607
Materials	10,005,062	919,420	—		10,924,482
Real Estate	1,059,580	4,433	—		1,064,013
Utilities	12,569,212	1,264,199	—		13,833,411
Rights
Consumer Staples	—	—	7,500		7,500
Financials	—	90,000	—		90,000
Health Care	—	54,150	187,109		241,259
Industrials	—	—	21,609		21,609
Information Technology	—	650	—		650
Materials	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	52,316,621	—	—		52,316,621

Total Assets	$150,737,608	$10,340,920	$843,707		$161,922,235

Total Liabilities	$—	$—	$—		$—

Total	$150,737,608	$10,340,920	$843,707		$161,922,235

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $34,684 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,947,569
Aggregate gross unrealized depreciation	(18,091,004)

Net unrealized depreciation	$(1,143,435)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,065,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	67,000	$2,102,460
EchoStar Corp., Class A*	60,000	1,005,000
Liberty Global plc, Class A*	110,000	1,883,200
Liberty Global plc, Class C*	230,000	4,268,800
Liberty Latin America Ltd., Class A*	115,000	938,400
Liberty Latin America Ltd., Class C*	8,920	72,787
Telesat Corp.*	590,000	8,437,000
Verizon Communications, Inc.	75,000	2,430,750

		21,138,397

Entertainment (3.7%)
Atlanta Braves Holdings, Inc., Class A(x)*	357,000	13,947,990
Atlanta Braves Holdings, Inc., Class C*	216,000	7,717,680
IMAX Corp.*	58,000	1,120,560
Live Nation Entertainment, Inc.*	252,500	20,967,600
Madison Square Garden Entertainment Corp., Class A*	310,007	10,202,331
Madison Square Garden Sports Corp.	175,500	30,940,650
Marcus Corp. (The)(x)	570,000	8,835,000
Reading International, Inc., Class A(x)*	226,000	479,120
Reading International, Inc., Class B(x)*	14,000	242,200
Sphere Entertainment Co.*	323,007	12,002,940
Take-Two Interactive Software, Inc.*	57,000	8,002,230
TKO Group Holdings, Inc.(x)	27,300	2,294,838
Warner Bros Discovery, Inc.*	46,500	504,990

		117,258,129

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,500	345,630

Media (2.0%)
AMC Networks, Inc., Class A*	116,000	1,366,480
Beasley Broadcast Group, Inc., Class A*‡	485,000	422,580
Clear Channel Outdoor Holdings, Inc.*	1,000,000	1,580,000
Corus Entertainment, Inc., Class B(x)	370,000	280,582
Entravision Communications Corp., Class A	210,000	766,500
EW Scripps Co. (The), Class A*	2,070,000	11,343,600
Gray Television, Inc.	319,300	2,209,556
Gray Television, Inc., Class A	48,500	364,235
Grupo Televisa SAB (ADR)(x)	700,000	2,135,000
Interpublic Group of Cos., Inc. (The)	575,000	16,479,500
Nexstar Media Group, Inc., Class A	34,600	4,960,602
Salem Media Group, Inc., Class A*	183,000	107,970
Sinclair, Inc.(x)	857,000	9,615,540
Sirius XM Holdings, Inc.(x)	1,000,000	4,520,000
TEGNA, Inc.	35,000	509,950
Townsquare Media, Inc., Class A	200,000	1,744,000
WideOpenWest, Inc.*	555,000	4,245,750

		62,651,845

Wireless Telecommunication Services (1.0%)
Gogo, Inc.*	310,000	3,698,300
Rogers Communications, Inc., Class B	200,000	7,678,000
Shenandoah Telecommunications Co.	114,036	2,350,282
Telephone and Data Systems, Inc.	340,000	6,225,400
United States Cellular Corp.*	255,000	10,957,350

		30,909,332

Total Communication Services		232,303,333

Consumer Discretionary (16.3%)
Automobile Components (3.9%)
BorgWarner, Inc.	240,000	9,688,800
Brembo SpA	1,000,088	12,434,354
Dana, Inc.	1,183,000	17,354,610
Garrett Motion, Inc.(x)*	949,998	7,485,984
Gentex Corp.	190,000	6,182,600
Modine Manufacturing Co.*	1,146,000	52,429,500
Phinia, Inc.	48,000	1,285,920
Standard Motor Products, Inc.	275,000	9,245,500
Stoneridge, Inc.*	216,000	4,335,120
Strattec Security Corp.*‡	229,500	5,301,450
Superior Industries International, Inc.*	57,500	174,800

		125,918,638

Automobiles (0.2%)
Thor Industries, Inc.	4,000	380,520
Winnebago Industries, Inc.	98,000	5,826,100

		6,206,620

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	190,000	1,592,200

Hotels, Restaurants & Leisure (3.3%)
Biglari Holdings, Inc., Class A*‡	11,500	9,142,500
Boyd Gaming Corp.	535,000	32,544,050
Canterbury Park Holding Corp.(x)‡	322,500	6,524,175
Cheesecake Factory, Inc. (The)	130,000	3,939,000
Churchill Downs, Inc.	168,000	19,494,720
Cracker Barrel Old Country Store, Inc.(x)	10,000	672,000
Denny’s Corp.*	390,017	3,303,444
Full House Resorts, Inc.*	500,000	2,135,000
Golden Entertainment, Inc.	166,000	5,673,880
Inspired Entertainment, Inc.*	60,000	717,600
International Game Technology plc	60,000	1,819,200
Las Vegas Sands Corp.	70,000	3,208,800
Nathan’s Famous, Inc.(x)	197,200	13,934,152
Rock Field Co. Ltd.	208,000	2,246,467

		105,354,988

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	392,000	5,742,800
Cavco Industries, Inc.*	129,500	34,402,970
Ethan Allen Interiors, Inc.	30,000	897,000
La-Z-Boy, Inc.	259,000	7,997,920
Lennar Corp., Class B(x)	105,000	10,734,150
Lifetime Brands, Inc.	90,000	506,700
Nobility Homes, Inc.‡	178,151	5,299,992
Skyline Champion Corp.*	189,200	12,055,824

		77,637,356

Leisure Products (0.8%)
American Outdoor Brands, Inc.*	216,300	2,115,414
Brunswick Corp.	56,500	4,463,500
Johnson Outdoors, Inc., Class A	79,000	4,320,510
Marine Products Corp.(x)	257,000	3,651,970
Universal Entertainment Corp.(x)	55,000	811,898
Vista Outdoor, Inc.*	340,000	11,260,800

		26,624,092

Specialty Retail (5.4%)
1-800-Flowers.com, Inc., Class A*	770,000	5,390,000
Aaron’s Co., Inc. (The)	65,500	685,785
AutoNation, Inc.*	330,000	49,962,000
Big 5 Sporting Goods Corp.(x)	195,000	1,366,950
Bowlin Travel Centers, Inc.*	80,000	332,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lands’ End, Inc.(x)*	275,000	$2,054,250
Monro, Inc.	245,000	6,803,650
O’Reilly Automotive, Inc.*	10,000	9,088,600
Penske Automotive Group, Inc.(x)	430,000	71,835,800
Pets at Home Group plc	255,000	1,041,648
Sally Beauty Holdings, Inc.*	695,000	5,824,100
Sportsman’s Warehouse Holdings, Inc.*	305,000	1,369,450
Tractor Supply Co.	60,000	12,183,000
Valvoline, Inc.	100,000	3,224,000

		171,161,233

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	145,000	574,200
Movado Group, Inc.	203,000	5,552,050
Wolverine World Wide, Inc.	53,500	431,210

		6,557,460

Total Consumer Discretionary		521,052,587

Consumer Staples (5.0%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A*	5,800	2,259,274
Brown-Forman Corp., Class A	87,000	5,054,700
Crimson Wine Group Ltd.*	390,000	2,341,950
Davide Campari-Milano NV	400,000	4,721,679
Primo Water Corp.	755,000	10,419,000

		24,796,603

Consumer Staples Distribution & Retail (1.2%)
Ingles Markets, Inc., Class A‡	460,000	34,651,800
Village Super Market, Inc., Class A	156,024	3,532,383

		38,184,183

Food Products (1.2%)
Calavo Growers, Inc.	83,500	2,106,705
Farmer Bros Co.*	585,000	1,509,300
Flowers Foods, Inc.	60,000	1,330,800
Hain Celestial Group, Inc. (The)*	423,000	4,386,510
Ingredion, Inc.	17,500	1,722,000
J & J Snack Foods Corp.	45,000	7,364,250
John B Sanfilippo & Son, Inc.	17,000	1,679,600
Lifecore Biomedical, Inc.(x)*	70,000	528,150
Lifeway Foods, Inc.*	44,655	461,733
Limoneira Co.(x)	150,000	2,298,000
Maple Leaf Foods, Inc.	134,000	2,574,931
Post Holdings, Inc.*	100,000	8,574,000
Premier Foods plc	200,000	292,824
Tootsie Roll Industries, Inc.	77,000	2,299,220

		37,128,023

Household Products (1.5%)
Church & Dwight Co., Inc.	100,000	9,163,000
Energizer Holdings, Inc.	165,000	5,286,600
Oil-Dri Corp. of America‡	387,000	23,897,250
Spectrum Brands Holdings, Inc.	34,000	2,663,900
WD-40 Co.	38,000	7,723,120

		48,733,870

Personal Care Products (0.3%)
BellRing Brands, Inc.*	88,000	3,628,240
Edgewell Personal Care Co.	130,000	4,804,800
United-Guardian, Inc.	147,000	1,106,910

		9,539,950

Total Consumer Staples		158,382,629

Energy (1.7%)
Energy Equipment & Services (1.1%)
Dril-Quip, Inc.*	577,000	16,254,090
KLX Energy Services Holdings, Inc.(x)*	23,000	272,550
Oceaneering International, Inc.*	185,000	4,758,200
RPC, Inc.	1,400,000	12,516,000

		33,800,840

Oil, Gas & Consumable Fuels (0.6%)
Callon Petroleum Co.*	20,000	782,400
CNX Resources Corp.*	190,000	4,290,200
Navigator Holdings Ltd.	415,000	6,129,550
ONEOK, Inc.	135,000	8,563,050

		19,765,200

Total Energy		53,566,040

Financials (3.3%)
Banks (1.7%)
Ameris Bancorp	35,000	1,343,650
Atlantic Union Bankshares Corp.(x)	11,500	330,970
Cadence Bank	43,000	912,460
Capitol Federal Financial, Inc.	44,000	209,880
Colony Bankcorp, Inc.	12,800	127,936
Eagle Bancorp, Inc.	195,000	4,182,750
Farmers & Merchants Bank of Long Beach	21	102,018
FB Financial Corp.	12,000	340,320
First Bancorp (Nasdaq Stock Exchange)	10,000	281,400
First Bancorp (New York Stock Exchange)	84,000	1,130,640
First Busey Corp.	28,500	547,770
First Horizon Corp.	97,000	1,068,940
Flushing Financial Corp.	750,000	9,847,500
FNB Corp.	46,000	496,340
Hanover Bancorp, Inc.(x)	5,000	90,450
Hope Bancorp, Inc.	570,000	5,044,500
Huntington Bancshares, Inc.	250,000	2,600,000
OceanFirst Financial Corp.	80,000	1,157,600
Peapack-Gladstone Financial Corp.	25,000	641,250
Primis Financial Corp.	11,000	89,650
Renasant Corp.	22,000	576,180
Sandy Spring Bancorp, Inc.	159,000	3,407,370
Seacoast Banking Corp. of Florida	37,000	812,520
ServisFirst Bancshares, Inc.	26,000	1,356,420
Southern First Bancshares, Inc.*	19,000	511,860
SouthState Corp.	19,000	1,279,840
Synovus Financial Corp.	86,000	2,390,800
Thomasville Bancshares, Inc.	15,960	957,439
Towne Bank	11,000	252,230
Trustmark Corp.	12,000	260,760
United Community Banks, Inc.	23,000	584,430
Webster Financial Corp.	290,000	11,689,900

		54,625,773

Capital Markets (1.4%)
BKF Capital Group, Inc.(r)*	13,000	185,250
Charles Schwab Corp. (The)	50,000	2,745,000
Cohen & Steers, Inc.	253,000	15,860,570
Federated Hermes, Inc., Class B	79,000	2,675,730
GAM Holding AG*	600,000	296,608
Janus Henderson Group plc	250,000	6,455,000
KKR & Co., Inc.	150,000	9,240,000
PJT Partners, Inc., Class A	72,000	5,719,680

		43,177,838

Consumer Finance (0.1%)
Medallion Financial Corp.(x)	165,000	1,158,300
PROG Holdings, Inc.*	79,039	2,624,885

		3,783,185

Financial Services (0.0%)†
Compass Diversified Holdings	34,500	647,565
Crazy Woman Creek Bancorp, Inc.	6,800	142,936

		790,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.1%)
Argo Group International Holdings Ltd.	100,000	$2,984,000

Total Financials		105,361,297

Health Care (2.9%)
Health Care Equipment & Supplies (2.2%)
Align Technology, Inc.*	300	91,596
CONMED Corp.	57,000	5,748,450
Cooper Cos., Inc. (The)	12,000	3,816,120
Cutera, Inc.(x)*	691,000	4,159,820
Dexcom, Inc.*	52,000	4,851,600
Globus Medical, Inc., Class A*	112,500	5,585,625
ICU Medical, Inc.*	21,000	2,499,210
Masimo Corp.*	84,500	7,408,960
Neogen Corp.*	40,000	741,600
Neuronetics, Inc.*	41,000	55,350
Orthofix Medical, Inc.*	75,000	964,500
QuidelOrtho Corp.*	161,000	11,759,440
STERIS plc	85,700	18,804,294
Surmodics, Inc.*	68,000	2,182,120
Zimvie, Inc.*	125,000	1,176,250

		69,844,935

Health Care Providers & Services (0.4%)
Chemed Corp.	2,000	1,039,400
Henry Schein, Inc.*	20,000	1,485,000
NeoGenomics, Inc.*	4,000	49,200
OPKO Health, Inc.(x)*	200,000	320,000
Patterson Cos., Inc.	300,000	8,892,000

		11,785,600

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	80,000	2,178,400
Teladoc Health, Inc.*	9,500	176,605

		2,355,005

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	7,169,000

Total Health Care		91,154,540

Industrials (43.1%)
Aerospace & Defense (4.3%)
AAR Corp.*	120,000	7,143,600
Astronics Corp.*	10,000	158,600
Astronics Corp., Class B(x)*	40,000	624,800
Curtiss-Wright Corp.	120,000	23,475,600
Ducommun, Inc.*	136,000	5,917,360
HEICO Corp.	120,700	19,544,951
HEICO Corp., Class A	3,000	387,660
Innovative Solutions and Support, Inc.(x)*	120,854	918,491
Kaman Corp.	1,190,000	23,383,500
Moog, Inc., Class A	67,000	7,568,320
Moog, Inc., Class B	34,021	3,843,012
National Presto Industries, Inc.	10,000	724,600
Park Aerospace Corp.	650,000	10,094,500
Textron, Inc.	285,000	22,269,900
Woodward, Inc.	79,000	9,816,540

		135,871,434

Building Products (2.1%)
A.O. Smith Corp.	76,500	5,058,945
AZZ, Inc.	180,000	8,204,400
Fortune Brands Innovations, Inc.	10,000	621,600
Gibraltar Industries, Inc.*	57,000	3,848,070
Griffon Corp.	1,114,000	44,192,380
Johnson Controls International plc	112,000	5,959,520

		67,884,915

Commercial Services & Supplies (4.5%)
ACCO Brands Corp.	150,500	863,870
Casella Waste Systems, Inc., Class A*	100,000	7,630,000
Loomis AB, Class B	200,000	5,392,863
Matthews International Corp., Class A	575,500	22,392,705
OPENLANE, Inc.*	444,200	6,627,464
Pitney Bowes, Inc.	268,000	809,360
RB Global, Inc.	94,500	5,906,250
Republic Services, Inc., Class A	315,000	44,890,650
Rollins, Inc.	1,265,000	47,222,450

		141,735,612

Construction & Engineering (0.3%)
Arcosa, Inc.	100,000	7,190,000
Granite Construction, Inc.	15,000	570,300
Valmont Industries, Inc.	10,000	2,402,100

		10,162,400

Electrical Equipment (2.4%)
Allient, Inc.	100,000	3,092,000
AMETEK, Inc.	327,500	48,391,400
Pineapple Energy, Inc.*	10,000	8,745
Rockwell Automation, Inc.	87,000	24,870,690

		76,362,835

Machinery (21.4%)
Albany International Corp., Class A	35,500	3,062,940
Astec Industries, Inc.	505,000	23,790,550
Blue Bird Corp.*	50,000	1,067,500
Chart Industries, Inc.*	115,200	19,482,624
CIRCOR International, Inc.*	668,000	37,241,000
CNH Industrial NV	2,690,000	32,549,000
Commercial Vehicle Group, Inc.*	130,000	1,008,800
Crane Co.	543,000	48,240,120
Donaldson Co., Inc.	209,000	12,464,760
Eastern Co. (The)	268,039	4,864,908
Enerpac Tool Group Corp., Class A	140,000	3,700,200
EnPro Industries, Inc.	372,500	45,143,275
Federal Signal Corp.	407,500	24,339,975
Flowserve Corp.	104,000	4,136,080
Franklin Electric Co., Inc.	248,000	22,129,040
Gencor Industries, Inc.*	145,000	2,048,850
Gorman-Rupp Co. (The)	467,000	15,364,300
Graco, Inc.	421,800	30,740,784
Graham Corp.*	73,000	1,211,800
Greenbrier Cos., Inc. (The)	170,000	6,800,000
Hyster-Yale Materials Handling, Inc.	300,000	13,374,000
IDEX Corp.	84,000	17,473,680
Interpump Group SpA	207,000	9,517,819
Iveco Group NV*	723,000	6,704,450
Kennametal, Inc.	214,000	5,324,320
L B Foster Co., Class A*	529,221	10,007,569
Lincoln Electric Holdings, Inc.	92,000	16,724,680
Lindsay Corp.	58,500	6,884,280
LS Starrett Co. (The), Class A*‡	450,046	4,837,994
Manitowoc Co., Inc. (The)*	248,000	3,732,400
Middleby Corp. (The)*	4,800	614,400
Mueller Industries, Inc.	1,211,500	91,056,340
Mueller Water Products, Inc., Class A	1,355,000	17,181,400
Nordson Corp.	39,200	8,748,264
Park-Ohio Holdings Corp.	560,000	11,149,600
Shyft Group, Inc. (The)	257,000	3,847,290
Standex International Corp.	81,000	11,800,890
Tennant Co.	409,000	30,327,350
Titan International, Inc.*	65,000	872,950
Toro Co. (The)	47,000	3,905,700
Trinity Industries, Inc.	604,000	14,707,400
Twin Disc, Inc.*	604,000	8,286,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	271,000	$46,834,220

		683,300,382

Professional Services (0.0%)†
Steel Connect, Inc.*	120,100	1,285,070

Trading Companies & Distributors (8.1%)
Distribution Solutions Group, Inc.*	215,500	5,603,000
GATX Corp.	803,000	87,390,490
H&E Equipment Services, Inc.	35,500	1,533,245
Herc Holdings, Inc.	804,000	95,627,760
McGrath RentCorp	23,000	2,305,520
Rush Enterprises, Inc., Class B‡	1,102,000	49,909,580
Titan Machinery, Inc.*	100,000	2,658,000
United Rentals, Inc.	26,500	11,781,105

		256,808,700

Total Industrials		1,373,411,348

Information Technology (4.5%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc.(x)*	75,000	822,750

Electronic Equipment, Instruments & Components (3.4%)
Badger Meter, Inc.	91,000	13,092,170
Bel Fuse, Inc., Class A‡	155,000	7,305,150
Crane NXT Co.	305,000	16,948,850
CTS Corp.	1,000,000	41,740,000
Daktronics, Inc.*	195,000	1,739,400
Itron, Inc.*	66,200	4,010,396
Landis+Gyr Group AG	26,500	1,919,430
Littelfuse, Inc.	41,000	10,140,120
Napco Security Technologies, Inc.	165,000	3,671,250
Rogers Corp.*	56,000	7,362,320
Trans-Lux Corp.*	120,060	54,027

		107,983,113

IT Services (0.0%)†
Alithya Group, Inc., Class A*	760,000	1,147,600

Software (1.0%)
Fortinet, Inc.*	114,000	6,689,520
Roper Technologies, Inc.	26,200	12,688,136
Tyler Technologies, Inc.*	36,500	14,094,110

		33,471,766

Technology Hardware, Storage & Peripherals (0.1%)
Intevac, Inc.*	345,000	1,072,950
TransAct Technologies, Inc.*	80,000	513,600

		1,586,550

Total Information Technology		145,011,779

Materials (6.2%)
Chemicals (2.8%)
Ashland, Inc.	57,500	4,696,600
Chase Corp.	29,000	3,689,670
Core Molding Technologies, Inc.*	325,400	9,270,646
Element Solutions, Inc.	67,000	1,313,870
FMC Corp.	20,000	1,339,400
Hawkins, Inc.	57,200	3,366,220
HB Fuller Co.	344,000	23,601,840
Huntsman Corp.	100,000	2,440,000
Livent Corp.(x)*	52,000	957,320
Mativ Holdings, Inc.	50,000	713,000
Minerals Technologies, Inc.	216,500	11,855,540
NewMarket Corp.	14,500	6,598,080
Olin Corp.	115,000	5,747,700
Quaker Chemical Corp.	4,700	752,000
Scotts Miracle-Gro Co. (The)	74,000	3,824,320
Sensient Technologies Corp.	164,500	9,619,960
Takasago International Corp.	28,500	574,043

		90,360,209

Containers & Packaging (1.7%)
Ardagh Metal Packaging SA(x)	100,000	313,000
Greif, Inc., Class A	209,000	13,963,290
Myers Industries, Inc.	1,668,000	29,907,240
Sonoco Products Co.	155,000	8,424,250

		52,607,780

Metals & Mining (1.7%)
Ampco-Pittsburgh Corp.*‡	995,000	2,616,850
ATI, Inc.*	426,500	17,550,475
Barrick Gold Corp.	24,000	349,200
Haynes International, Inc.	6,000	279,120
Kinross Gold Corp.	45,000	205,200
Materion Corp.	217,500	22,165,425
TimkenSteel Corp.*	210,000	4,561,200
Tredegar Corp.	1,490,000	8,060,900

		55,788,370

Total Materials		198,756,359

Real Estate (3.0%)
Hotel & Resort REITs (1.4%)
Ryman Hospitality Properties,
Inc. (REIT)	533,000	44,388,240

Real Estate Management & Development (1.6%)
Capital Properties, Inc., Class A	76,500	948,600
Gyrodyne LLC*	8,004	80,440
Seritage Growth Properties (REIT), Class A(x)*	153,500	1,188,090
St Joe Co. (The)	742,000	40,312,860
Tejon Ranch Co.*	495,000	8,028,900

		50,558,890

Total Real Estate		94,947,130

Utilities (4.0%)
Electric Utilities (1.6%)
Evergy, Inc.	148,000	7,503,600
Otter Tail Corp.	236,000	17,917,120
PNM Resources, Inc.	576,000	25,695,360

		51,116,080

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	5,600	547,400
National Fuel Gas Co.	170,000	8,824,700
Northwest Natural Holding Co.	40,000	1,526,400
ONE Gas, Inc.	34,000	2,321,520
RGC Resources, Inc.(x)	240,000	4,152,000
Southwest Gas Holdings, Inc.	414,000	25,009,740

		42,381,760

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	3,648,000
Ormat Technologies, Inc.	83,600	5,845,312

		9,493,312

Multi-Utilities (0.7%)
Black Hills Corp.	172,500	8,726,775
Northwestern Energy Group, Inc.	264,000	12,687,840

		21,414,615

Water Utilities (0.1%)
Cadiz, Inc.*	11,500	38,065
SJW Group	48,200	2,897,302
York Water Co. (The)	43,500	1,630,815

		4,566,182

Total Utilities		128,971,949

Total Common Stocks (97.3%) (Cost $1,302,128,543)		3,102,918,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Automobile Components (0.0%)
Brembo SpA, expiring 10/3/23*	1,000,088	$—

Total Consumer Discretionary		—

Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	200,000

Total Financials		200,000

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)(x)*	115,000	198,801

Total Industrials		198,801

Total Rights (0.0%)† (Cost $106,500)		398,801

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp.,expiring 8/1/25* (Cost $—)	532,000	170,240

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield)(xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield)(xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield)(xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield)(xx)	9,195,507	9,195,507
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield)(xx)	4,000,000	4,000,000

Total Investment Companies		20,195,507

Total Short-Term Investments (0.6%) (Cost $20,195,507)		20,195,507

Total Investments in Securities (97.9%) (Cost $1,322,430,550)		3,123,683,539
Other Assets Less Liabilities (2.1%)		65,749,981

Net Assets (100%)		$3,189,433,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $24,529,273. This was collateralized by $5,312,518 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 10/3/23 – 2/15/53 and by cash of $20,195,507 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A*	485,000	448,138	36,754	(35,739)	(117,364)	90,791	422,580	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	229,500	4,726,603	—	(11,404)	71	586,180	5,301,450	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,500	8,061,300	—	(179,482)	9,267	1,251,415	9,142,500	—	—
Canterbury Park Holding Corp.(x)	322,500	10,206,390	—	(91,608)	22,836	(3,613,443)	6,524,175	68,215	—
Household Durables
Nobility Homes, Inc.**	178,151	4,143,270	108,338	—	—	1,048,384	5,299,992	174,687	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	460,000	44,033,990	700,779	(467,676)	372,807	(9,988,100)	34,651,800	224,318	—
Household Products
Oil-Dri Corp. of America	387,000	14,636,856	—	(2,722,208)	1,677,088	10,305,514	23,897,250	352,128	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	450,046	3,312,338	—	—	—	1,525,656	4,837,994	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	1,102,000	41,893,015	—	(630,788)	524,654	8,122,699	49,909,580	499,553	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	155,000	5,409,625	—	(374,071)	175,672	2,093,924	7,305,150	28,824	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*,**	995,000	2,409,600	109,130	—	—	98,120	2,616,850	—	—
Real Estate
Industrial REITs
Indus Realty Trust, Inc. (REIT)	—	21,332,640	—	(22,499,259)	14,426,782	(13,260,163)	—	115,020	—

Total		160,613,765	955,001	(27,012,235)	17,091,813	(1,739,023)	149,909,321	1,462,745	—

**	Not affiliated at December 31, 2022.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Communication Services	$231,696,898	$606,435		$—	$232,303,333
Consumer Discretionary	483,219,553	37,833,034		—	521,052,587
Consumer Staples	149,919,266	8,463,363		—	158,382,629
Energy	53,566,040	—		—	53,566,040
Financials	103,586,596	1,589,451		185,250	105,361,297
Health Care	91,154,540	—		—	91,154,540
Industrials	1,342,463,496	30,947,852		—	1,373,411,348
Information Technology	143,038,322	1,973,457		—	145,011,779
Materials	198,182,316	574,043		—	198,756,359
Real Estate	93,918,090	1,029,040		—	94,947,130
Utilities	128,971,949	—		—	128,971,949
Rights
Consumer Discretionary	—	—	(b)	—	—	(b)
Financials	—	200,000		—	200,000
Industrials	—	—		198,801	198,801
Short-Term Investments
Investment Companies	20,195,507	—		—	20,195,507
Warrants
Materials	—	170,240		—	170,240

Total Assets	$3,039,912,573	$83,386,915		$384,051	$3,123,683,539

Total Liabilities	$—	$—		$—	$—

Total	$3,039,912,573	$83,386,915		$384,051	$3,123,683,539

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $185,250 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,952,717,499
Aggregate gross unrealized depreciation	(154,303,250)

Net unrealized appreciation	$1,798,414,249

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,325,269,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (83.8%)
Communication Services (10.1%)
Diversified Telecommunication Services (3.4%)
Altice France SA
8.125%, 2/1/27§	$244,000	$214,522
CCO Holdings LLC
5.500%, 5/1/26§	150,000	144,849
5.000%, 2/1/28§	225,000	203,677
6.375%, 9/1/29§	494,000	458,803
4.750%, 3/1/30§	458,000	384,147
4.250%, 2/1/31§	400,000	317,580
4.750%, 2/1/32§	277,000	222,293
4.500%, 5/1/32	754,000	592,832
4.500%, 6/1/33§	612,000	467,537
4.250%, 1/15/34§	1,125,000	828,315
Iliad Holding SASU
7.000%, 10/15/28§	375,000	341,250
Level 3 Financing, Inc.
4.625%, 9/15/27§	25,000	17,599
4.250%, 7/1/28§	520,000	325,000
3.625%, 1/15/29§	525,000	294,000
3.750%, 7/15/29§	200,000	110,364
Lumen Technologies, Inc.
5.125%, 12/15/26§	452,000	257,640
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	315,500
Virgin Media Secured Finance plc
5.500%, 5/15/29§	1,175,000	1,044,563
Windstream Escrow LLC
7.750%, 8/15/28(x)§	367,000	290,848
Zayo Group Holdings, Inc.
4.000%, 3/1/27(x)§	597,000	442,526
6.125%, 3/1/28§	442,000	283,888

		7,557,733

Entertainment (1.9%)
Cinemark USA, Inc.
8.750%, 5/1/25§	135,000	136,181
5.250%, 7/15/28(x)§	1,650,000	1,460,250
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	82,000	54,120
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	276,000	270,480
6.500%, 5/15/27§	557,000	547,381
4.750%, 10/15/27(x)§	900,000	821,655
Playtika Holding Corp.
4.250%, 3/15/29§	1,200,000	1,002,000

		4,292,067

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	306,000	104,805
ZipRecruiter, Inc.
5.000%, 1/15/30§	325,000	256,890

		361,695

Media (4.5%)
CSC Holdings LLC
7.500%, 4/1/28(x)§	250,000	161,875
11.250%, 5/15/28§	200,000	199,000
5.750%, 1/15/30§	314,000	175,893
4.625%, 12/1/30§	375,000	199,673
DISH DBS Corp.
7.750%, 7/1/26	275,000	206,250
7.375%, 7/1/28	550,000	347,518
Gray Escrow II, Inc.
5.375%, 11/15/31§	257,000	166,988
Gray Television, Inc.
5.875%, 7/15/26§	222,000	198,826
4.750%, 10/15/30§	347,000	229,887
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	564,000	485,745
Nexstar Media, Inc.
5.625%, 7/15/27§	1,178,000	1,048,420
Outfront Media Capital LLC
5.000%, 8/15/27§	1,435,000	1,260,619
4.250%, 1/15/29§	850,000	666,287
4.625%, 3/15/30§	250,000	195,885
Sinclair Television Group, Inc.
5.500%, 3/1/30§	304,000	159,980
Sirius XM Radio, Inc.
3.125%, 9/1/26§	444,000	395,715
4.000%, 7/15/28§	475,000	405,522
3.875%, 9/1/31(x)§	1,076,000	815,070
Stagwell Global LLC
5.625%, 8/15/29§	539,000	432,035
TEGNA, Inc.
4.750%, 3/15/26§	500,000	473,750
5.000%, 9/15/29	215,000	180,063
Univision Communications, Inc.
7.375%, 6/30/30§	418,000	381,425
Videotron Ltd.
3.625%, 6/15/29§	212,000	177,815
VZ Secured Financing BV
5.000%, 1/15/32§	526,000	413,010
Ziggo Bond Co. BV
6.000%, 1/15/27§	737,000	672,586

		10,049,837

Wireless Telecommunication Services (0.1%)
Sprint LLC
7.625%, 3/1/26	198,000	203,560

Total Communication Services		22,464,892

Consumer Discretionary (13.9%)
Automobile Components (0.7%)
Clarios Global LP
6.250%, 5/15/26(x)§	113,000	110,458
6.750%, 5/15/28§	564,000	550,605
Icahn Enterprises LP
6.375%, 12/15/25	216,000	205,617
5.250%, 5/15/27	325,000	284,807
4.375%, 2/1/29(x)	550,000	441,375

		1,592,862

Automobiles (0.1%)
Ford Motor Co.
6.625%, 10/1/28	286,000	286,715

Broadline Retail (0.5%)
Getty Images, Inc.
9.750%, 3/1/27§	1,086,000	1,075,140

Distributors (0.5%)
Ritchie Bros Holdings, Inc.
7.750%, 3/15/31§	464,000	469,800
Windsor Holdings III LLC
8.500%, 6/15/30§	621,000	611,685

		1,081,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Consumer Services (0.7%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	$400,000	$388,404
Sotheby’s
7.375%, 10/15/27§	1,350,000	1,240,312

		1,628,716

Hotels, Restaurants & Leisure (7.4%)
1011778 BC ULC
5.750%, 4/15/25§	268,000	265,990
3.875%, 1/15/28§	162,000	145,583
4.000%, 10/15/30(x)§	525,000	434,437
Boyd Gaming Corp.
4.750%, 6/15/31(x)§	450,000	382,500
Caesars Entertainment, Inc.
6.250%, 7/1/25§	650,000	641,875
8.125%, 7/1/27§	575,000	575,719
4.625%, 10/15/29(x)§	795,000	671,775
7.000%, 2/15/30§	858,000	834,405
Carnival Corp.
5.750%, 3/1/27§	1,150,000	1,036,438
6.000%, 5/1/29§	659,000	559,326
7.000%, 8/15/29§	140,000	137,550
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	526,000	474,058
CEC Entertainment LLC
6.750%, 5/1/26§	352,000	331,968
Churchill Downs, Inc.
5.500%, 4/1/27§	298,000	283,100
Dave & Buster’s, Inc.
7.625%, 11/1/25§	547,000	548,367
Everi Holdings, Inc.
5.000%, 7/15/29§	1,025,000	879,819
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28(x)§	470,000	451,200
3.625%, 2/15/32§	588,000	473,928
IRB Holding Corp.
7.000%, 6/15/25§	525,000	523,687
Life Time, Inc.
5.750%, 1/15/26§	658,000	634,970
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	390,000	321,750
NCL Corp. Ltd.
8.375%, 2/1/28§	311,000	314,303
Ontario Gaming GTA LP
8.000%, 8/1/30§	341,000	338,443
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	546,000	503,685
11.625%, 8/15/27§	250,000	271,250
5.500%, 4/1/28§	500,000	458,750
Scientific Games Holdings LP
6.625%, 3/1/30§	324,000	280,260
Six Flags Entertainment Corp.
7.250%, 5/15/31(x)§	319,000	298,863
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	364,000
Station Casinos LLC
4.500%, 2/15/28§	717,000	623,431
4.625%, 12/1/31§	1,660,000	1,319,368
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28(x)§	419,000	375,005
Wynn Resorts Finance LLC
5.125%, 10/1/29(x)§	475,000	413,186
7.125%, 2/15/31§	50,000	47,313
Yum! Brands, Inc.
5.375%, 4/1/32	314,000	285,018

		16,501,320

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	544,000	524,198
Newell Brands, Inc.
6.625%, 9/15/29(x)	194,000	184,300
5.875%, 4/1/36(e)(x)	200,000	164,750

		873,248

Specialty Retail (2.9%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	123,120
5.000%, 2/15/32§	320,000	264,800
LBM Acquisition LLC
6.250%, 1/15/29§	808,000	662,560
LCM Investments Holdings II LLC
4.875%, 5/1/29§	302,000	254,435
8.250%, 8/1/31§	550,000	534,875
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	900,000	814,500
Park River Holdings, Inc.
6.750%, 8/1/29§	275,000	216,906
Sonic Automotive, Inc.
4.625%, 11/15/29§	225,000	186,469
4.875%, 11/15/31§	279,000	222,087
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	1,309,000	1,223,601
SRS Distribution, Inc.
6.000%, 12/1/29(x)§	1,066,000	895,440
Upbound Group, Inc.
6.375%, 2/15/29§	825,000	735,281
White Cap Buyer LLC
6.875%, 10/15/28(x)§	391,000	345,057

		6,479,131

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.
4.125%, 8/15/31(x)§	382,000	294,793
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	1,403,000	1,330,185

		1,624,978

Total Consumer Discretionary		31,143,595

Consumer Staples (4.5%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	355,000	302,638

Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc.
3.250%, 3/15/26§	274,000	253,450
3.500%, 3/15/29§	150,000	127,312
4.875%, 2/15/30§	175,000	157,390
Performance Food Group, Inc.
6.875%, 5/1/25§	284,000	283,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 10/15/27§	$800,000	$754,000
4.250%, 8/1/29§	900,000	777,375
United Natural Foods, Inc.
6.750%, 10/15/28§	361,000	274,360
US Foods, Inc.
4.750%, 2/15/29§	830,000	741,812
4.625%, 6/1/30§	883,000	764,899
7.250%, 1/15/32(x)§	331,000	330,666

		4,464,554

Food Products (1.5%)
B&G Foods, Inc.
5.250%, 4/1/25	265,000	260,031
Chobani LLC
4.625%, 11/15/28(x)§	300,000	264,750
Post Holdings, Inc.
5.750%, 3/1/27§	144,000	138,240
5.500%, 12/15/29§	500,000	451,745
4.625%, 4/15/30§	490,000	419,563
4.500%, 9/15/31§	1,297,000	1,076,510
Sigma Holdco BV
7.875%, 5/15/26§	392,000	325,360
Simmons Foods, Inc.
4.625%, 3/1/29§	592,000	483,960

		3,420,159

Household Products (0.5%)
Central Garden & Pet Co.
4.125%, 10/15/30	182,000	151,879
Energizer Holdings, Inc.
4.750%, 6/15/28§	396,000	342,045
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	353,000	304,462
Spectrum Brands, Inc.
5.500%, 7/15/30§	48,000	43,680
3.875%, 3/15/31(x)§	350,000	283,962

		1,126,028

Personal Care Products (0.4%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	372,000	353,437
Prestige Brands, Inc.
3.750%, 4/1/31§	589,000	472,667

		826,104

Total Consumer Staples		10,139,483

Energy (8.5%)
Energy Equipment & Services (0.4%)
Transocean, Inc.
8.750%, 2/15/30§	498,750	509,972
7.500%, 4/15/31	50,000	43,312
6.800%, 3/15/38	350,000	269,415

		822,699

Oil, Gas & Consumable Fuels (8.1%)
Aethon United BR LP
8.250%, 2/15/26§	437,000	433,552
Antero Midstream Partners LP
5.750%, 1/15/28§	450,000	424,890
Antero Resources Corp.
7.625%, 2/1/29§	200,000	201,750
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	430,000	419,250
Blue Racer Midstream LLC
7.625%, 12/15/25§	321,000	322,204
6.625%, 7/15/26§	304,000	296,400
Buckeye Partners LP
4.500%, 3/1/28§	250,000	219,160
5.850%, 11/15/43	175,000	127,431
5.600%, 10/15/44(x)	150,000	106,500
Callon Petroleum Co.
7.500%, 6/15/30(x)§	441,000	426,297
Chesapeake Energy Corp.
6.750%, 4/15/29§	400,000	390,500
CNX Midstream Partners LP
4.750%, 4/15/30§	700,000	583,508
CNX Resources Corp.
7.375%, 1/15/31§	325,000	318,858
Comstock Resources, Inc.
6.750%, 3/1/29§	25,000	23,000
5.875%, 1/15/30§	950,000	821,750
Crescent Energy Finance LLC
7.250%, 5/1/26§	488,000	478,240
Crestwood Midstream Partners LP
5.625%, 5/1/27§	136,000	129,880
6.000%, 2/1/29§	638,000	615,861
7.375%, 2/1/31§	206,000	209,801
CrownRock LP
5.625%, 10/15/25§	656,000	645,471
Delek Logistics Partners LP
6.750%, 5/15/25	637,000	622,668
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	289,437
EnLink Midstream LLC
6.500%, 9/1/30§	150,000	145,500
Enviva Partners LP
6.500%, 1/15/26§	575,000	467,009
EQM Midstream Partners LP
4.750%, 1/15/31§	325,000	279,987
Genesis Energy LP
8.000%, 1/15/27	764,000	736,305
7.750%, 2/1/28	799,000	755,055
8.875%, 4/15/30	250,000	243,750
Hess Midstream Operations LP
5.500%, 10/15/30§	250,000	227,188
Hilcorp Energy I LP
6.000%, 4/15/30§	125,000	112,188
6.000%, 2/1/31§	175,000	155,214
6.250%, 4/15/32§	325,000	288,681
Holly Energy Partners LP
5.000%, 2/1/28§	785,000	723,173
Kinetik Holdings LP
5.875%, 6/15/30§	510,000	478,125
MEG Energy Corp.
5.875%, 2/1/29§	400,000	373,500
New Fortress Energy, Inc.
6.750%, 9/15/25§	200,000	189,550
NuStar Logistics LP
5.750%, 10/1/25	218,000	212,005
6.000%, 6/1/26	250,000	241,250
Permian Resources Operating LLC
5.875%, 7/1/29§	977,000	917,159
Rockies Express Pipeline LLC
4.950%, 7/15/29§	375,000	333,562
4.800%, 5/15/30§	625,000	539,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Summit Midstream Holdings LLC
9.000%, 10/15/26(e)(k)§		$585,000	$561,600
Sunoco LP
4.500%, 4/30/30		916,000	790,664
Venture Global Calcasieu Pass LLC
6.250%, 1/15/30§		225,000	214,594
Venture Global LNG, Inc.
8.375%, 6/1/31§		1,050,000	1,034,880

			18,126,410

Total Energy			18,949,109

Financials (12.5%)
Capital Markets (0.2%)
Aretec Escrow Issuer, Inc.
7.500%, 4/1/29§		202,000	178,770
Drawbridge Special Opportunities Fund LP
3.875%, 2/15/26§		250,000	222,869

			401,639

Consumer Finance (4.4%)
Ally Financial, Inc.
6.700%, 2/14/33		175,000	152,372
Bread Financial Holdings, Inc.
4.750%, 12/15/24§		286,000	275,990
7.000%, 1/15/26§		1,426,000	1,319,050
Credit Acceptance Corp.
6.625%, 3/15/26(x)		400,000	385,108
Ford Motor Credit Co. LLC
2.300%, 2/10/25		326,000	304,403
6.950%, 6/10/26		224,000	222,988
4.950%, 5/28/27		300,000	280,875
4.125%, 8/17/27		500,000	452,810
3.815%, 11/2/27(x)		200,000	178,210
2.900%, 2/16/28(x)		250,000	212,812
5.113%, 5/3/29		200,000	182,428
7.350%, 3/6/30		361,000	365,513
7.200%, 6/10/30		250,000	251,250
4.000%, 11/13/30		1,975,000	1,654,062
GGAM Finance Ltd.
8.000%, 6/15/28§		1,064,000	1,059,127
OneMain Finance Corp.
6.625%, 1/15/28		675,000	621,000
4.000%, 9/15/30		1,375,000	1,017,500
PROG Holdings, Inc.
6.000%, 11/15/29§		925,000	808,977

			9,744,475

Financial Services (3.9%)
Armor Holdco, Inc.
8.500%, 11/15/29§		243,000	210,474
Burford Capital Global Finance LLC
9.250%, 7/1/31§		900,000	918,000
Freedom Mortgage Corp.
8.250%, 4/15/25§		480,000	477,912
6.625%, 1/15/27§		419,000	368,196
12.000%, 10/1/28§		296,000	300,440
GTCR W-2 Merger Sub LLC
7.500%, 1/15/31§		250,000	250,938
Nationstar Mortgage Holdings, Inc.
5.000%, 2/1/26§		650,000	607,230
5.500%, 8/15/28§		375,000	329,531
Oxford Finance LLC
6.375%, 2/1/27§		825,000	767,250
PHH Mortgage Corp.
7.875%, 3/15/26§		208,000	185,628
Provident Funding Associates LP
6.375%, 6/15/25§		675,000	603,281
Rocket Mortgage LLC
2.875%, 10/15/26§		226,000	197,764
3.625%, 3/1/29§		200,000	164,962
3.875%, 3/1/31§		1,025,000	814,875
4.000%, 10/15/33§		75,000	56,204
Shift4 Payments LLC
4.625%, 11/1/26§		969,000	913,282
United Wholesale Mortgage LLC
5.500%, 11/15/25§		350,000	331,436
5.500%, 4/15/29§		250,000	210,593
Verscend Escrow Corp.
9.750%, 8/15/26§		949,000	946,628

			8,654,624

Insurance (4.0%)
Acrisure LLC
7.000%, 11/15/25§		1,900,000	1,843,171
4.250%, 2/15/29§		275,000	230,024
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§		850,000	762,118
6.750%, 10/15/27§		703,000	655,548
AmWINS Group, Inc.
4.875%, 6/30/29§		1,400,000	1,226,414
AssuredPartners, Inc.
7.000%, 8/15/25§		675,000	666,563
5.625%, 1/15/29§		600,000	513,000
BroadStreet Partners, Inc.
5.875%, 4/15/29§		348,000	307,110
HUB International Ltd.
7.000%, 5/1/26§		664,000	660,660
5.625%, 12/1/29(x)§		150,000	130,125
NFP Corp.
4.875%, 8/15/28§		600,000	526,644
6.875%, 8/15/28(x)§		1,800,000	1,545,750

			9,067,127

Total Financials			27,867,865

Health Care (4.5%)
Biotechnology (0.2%)
Grifols SA
3.875%, 10/15/28§	EUR	225,000	201,960
4.750%, 10/15/28§		$430,000	367,113

			569,073

Health Care Equipment & Supplies (0.9%)
Garden Spinco Corp.
8.625%, 7/20/30§		941,000	983,345
Medline Borrower LP
3.875%, 4/1/29§		347,000	291,924
5.250%, 10/1/29§		554,000	477,133
Varex Imaging Corp.
7.875%, 10/15/27§		258,000	258,645

			2,011,047

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§		550,000	511,500
5.000%, 4/15/29§		250,000	224,265
AdaptHealth LLC
6.125%, 8/1/28§		281,000	243,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 3/1/30§	$298,000	$231,695
DaVita, Inc.
3.750%, 2/15/31§	150,000	113,817
HealthEquity, Inc.
4.500%, 10/1/29§	568,000	489,196
Heartland Dental LLC
10.500%, 4/30/28§	404,000	406,525
Star Parent, Inc.
9.000%, 10/1/30§	243,000	245,483
Tenet Healthcare Corp.
4.875%, 1/1/26	522,000	500,467
4.625%, 6/15/28	100,000	90,105
6.125%, 10/1/28(x)	825,000	774,469
6.125%, 6/15/30	264,000	247,228
US Acute Care Solutions LLC
6.375%, 3/1/26§	428,000	367,010

		4,444,825

Health Care Technology (0.3%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	186,818
5.700%, 5/15/28§	500,000	485,504

		672,322

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.500%, 7/1/30(x)§	212,000	207,230

Pharmaceuticals (1.0%)
Bausch Health Cos., Inc.
5.500%, 11/1/25(x)§	604,000	534,540
11.000%, 9/30/28§	249,000	167,689
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	538,000	492,290
3.500%, 4/1/30§	550,000	452,826
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	400,000	361,222
Organon & Co.
5.125%, 4/30/31(x)§	217,000	174,143

		2,182,710

Total Health Care		10,087,207

Industrials (10.6%)
Aerospace & Defense (0.9%)
Rolls-Royce plc
5.750%, 10/15/27§	452,000	435,954
TransDigm, Inc.
6.250%, 3/15/26§	500,000	491,250
7.500%, 3/15/27	400,000	399,500
5.500%, 11/15/27	225,000	211,219
6.750%, 8/15/28§	450,000	441,756
4.625%, 1/15/29	25,000	21,875

		2,001,554

Air Freight & Logistics (0.1%)
Forward Air Corp.
9.500%, 10/15/31§	261,000	260,021

Building Products (1.3%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	113,000	108,222
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§	343,000	339,398
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	216,000	207,991
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	268,000	210,380
Eco Material Technologies, Inc.
7.875%, 1/31/27§	650,000	620,750
Emerald Debt Merger Sub LLC
6.625%, 12/15/30§	528,000	509,531
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	279,000	249,705
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	300,000	276,984
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	274,730
Summit Materials LLC
5.250%, 1/15/29§	218,000	197,290

		2,994,981

Commercial Services & Supplies (3.9%)
ACCO Brands Corp.
4.250%, 3/15/29§	450,000	375,750
ADT Security Corp. (The)
4.875%, 7/15/32(x)§	491,000	408,758
Allied Universal Holdco LLC
6.625%, 7/15/26§	732,000	692,421
9.750%, 7/15/27§	464,000	412,960
6.000%, 6/1/29§	151,000	112,495
Aramark Services, Inc.
5.000%, 4/1/25§	428,000	419,637
6.375%, 5/1/25§	365,000	368,869
5.000%, 2/1/28§	775,000	715,906
Covanta Holding Corp.
4.875%, 12/1/29§	375,000	307,650
Garda World Security Corp.
9.500%, 11/1/27§	850,000	812,812
6.000%, 6/1/29(x)§	310,000	252,678
GFL Environmental, Inc.
5.125%, 12/15/26§	356,000	338,200
4.000%, 8/1/28§	250,000	218,650
4.750%, 6/15/29§	575,000	507,438
4.375%, 8/15/29(x)§	825,000	717,007
Madison IAQ LLC
5.875%, 6/30/29§	267,000	214,935
Matthews International Corp.
5.250%, 12/1/25(x)§	1,024,000	984,320
Neptune Bidco US, Inc.
9.290%, 4/15/29§	289,000	261,906
OPENLANE, Inc.
5.125%, 6/1/25§	117,000	113,344
Williams Scotsman, Inc.
7.375%, 10/1/31§	426,000	423,444

		8,659,180

Construction & Engineering (0.5%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	84,000	84,431
Dycom Industries, Inc.
4.500%, 4/15/29§	350,000	303,625
Pike Corp.
5.500%, 9/1/28§	500,000	437,500
Weekley Homes LLC
4.875%, 9/15/28§	242,000	208,725

		1,034,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Ground Transportation (1.1%)
EquipmentShare.com, Inc.
9.000%, 5/15/28§	$321,000	$307,518
NESCO Holdings II, Inc.
5.500%, 4/15/29§	564,000	497,025
Watco Cos. LLC
6.500%, 6/15/27§	842,000	787,066
Williams Scotsman International, Inc.
6.125%, 6/15/25§	79,000	78,210
XPO Escrow Sub LLC
7.500%, 11/15/27§	316,000	320,857
XPO, Inc.
7.125%, 6/1/31§	368,000	361,523

		2,352,199

Machinery (0.3%)
ATS Corp.
4.125%, 12/15/28§	398,000	351,732
Chart Industries, Inc.
7.500%, 1/1/30§	357,000	358,785

		710,517

Passenger Airlines (1.0%)
Air Canada
3.875%, 8/15/26§	750,000	678,750
American Airlines, Inc.
5.500%, 4/20/26§	183,333	179,245
5.750%, 4/20/29§	325,000	301,031
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	325,000	292,500
United Airlines, Inc.
4.375%, 4/15/26§	250,000	230,467
VistaJet Malta Finance plc
9.500%, 6/1/28§	475,000	418,285
6.375%, 2/1/30§	225,000	172,976

		2,273,254

Professional Services (1.2%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	275,000	248,188
ASGN, Inc.
4.625%, 5/15/28§	575,000	508,156
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	375,000	322,591
KBR, Inc.
4.750%, 9/30/28§	300,000	264,000
Science Applications International Corp.
4.875%, 4/1/28(x)§	312,000	282,170
VT Topco, Inc.
8.500%, 8/15/30§	1,039,000	1,028,672

		2,653,777

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	270,000	260,887
WESCO Distribution, Inc.
7.250%, 6/15/28§	469,000	472,518

		733,405

Total Industrials		23,673,169

Information Technology (9.8%)
Communications Equipment (1.5%)
CommScope Technologies LLC
6.000%, 6/15/25§	367,000	344,062
CommScope, Inc.
6.000%, 3/1/26§	526,000	490,616
8.250%, 3/1/27(x)§	824,000	539,102
7.125%, 7/1/28§	50,000	29,250
4.750%, 9/1/29§	997,000	725,317
Viasat, Inc.
5.625%, 9/15/25§	825,000	761,063
5.625%, 4/15/27§	400,000	345,500

		3,234,910

Electronic Equipment, Instruments & Components (0.1%)
Likewize Corp.
9.750%, 10/15/25§	298,000	294,275

IT Services (1.2%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	354,000	298,631
Cablevision Lightpath LLC
3.875%, 9/15/27§	650,000	541,937
5.625%, 9/15/28§	200,000	153,454
ION Trading Technologies Sarl
5.750%, 5/15/28(x)§	600,000	521,700
Northwest Fiber LLC
6.000%, 2/15/28§	267,000	218,273
Presidio Holdings, Inc.
8.250%, 2/1/28§	318,000	303,455
Twilio, Inc.
3.875%, 3/15/31	450,000	364,797
Unisys Corp.
6.875%, 11/1/27§	494,000	369,882

		2,772,129

Software (6.8%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	960,000	928,800
Alteryx, Inc.
8.750%, 3/15/28(x)§	410,000	408,975
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	606,000	506,010
Boxer Parent Co., Inc.
7.125%, 10/2/25§	346,000	343,841
Camelot Finance SA
4.500%, 11/1/26§	608,000	561,676
Capstone Borrower, Inc.
8.000%, 6/15/30§	1,005,000	981,131
Central Parent LLC
8.000%, 6/15/29§	440,000	438,900
Central Parent, Inc.
7.250%, 6/15/29§	261,000	252,035
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	400,000	345,976
4.875%, 7/1/29§	1,638,000	1,389,827
Cloud Software Group, Inc.
6.500%, 3/31/29§	234,000	207,090
9.000%, 9/30/29§	438,000	380,513
Gen Digital, Inc.
5.000%, 4/15/25§	564,000	550,605
7.125%, 9/30/30(x)§	1,047,000	1,028,677
Helios Software Holdings, Inc.
4.625%, 5/1/28§	272,000	233,920
McAfee Corp.
7.375%, 2/15/30(x)§	624,000	521,040
NCR Corp.
5.000%, 10/1/28§	419,000	375,592
5.125%, 4/15/29§	609,000	537,278
Open Text Corp.
6.900%, 12/1/27§	256,000	256,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Open Text Holdings, Inc.
4.125%, 12/1/31§	$635,000	$505,003
RingCentral, Inc.
8.500%, 8/15/30§	425,000	410,125
Rocket Software, Inc.
6.500%, 2/15/29§	580,000	478,500
SS&C Technologies, Inc.
5.500%, 9/30/27§	2,016,000	1,895,040
ZoomInfo Technologies LLC
3.875%, 2/1/29§	2,085,000	1,738,723

		15,275,899

Technology Hardware, Storage & Peripherals (0.2%)
NCR Atleos Escrow Corp.
9.500%, 4/1/29§	395,000	382,162

Total Information Technology		21,959,375

Materials (7.3%)
Chemicals (2.3%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	275,000	196,075
Avient Corp.
5.750%, 5/15/25(x)§	184,000	180,763
7.125%, 8/1/30§	339,000	333,068
Axalta Coating Systems LLC
4.750%, 6/15/27§	350,000	324,188
HB Fuller Co.
4.250%, 10/15/28	372,000	329,220
Illuminate Buyer LLC
9.000%, 7/1/28§	888,000	840,270
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	300,000	275,250
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	338,000	279,306
Minerals Technologies, Inc.
5.000%, 7/1/28§	555,000	509,046
NOVA Chemicals Corp.
4.875%, 6/1/24§	202,000	197,869
Nufarm Australia Ltd.
5.000%, 1/27/30§	418,000	368,885
Olin Corp.
5.625%, 8/1/29	356,000	333,973
Olympus Water US Holding Corp.
4.250%, 10/1/28§	558,000	453,386
6.250%, 10/1/29§	200,000	155,000
WR Grace Holdings LLC
5.625%, 8/15/29§	627,000	507,086

		5,283,385

Containers & Packaging (3.9%)
ARD Finance SA
6.500%, 6/30/27§	496,000	374,480
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	1,834,000	1,421,350
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	364,712
5.250%, 8/15/27§	200,000	166,500
Ball Corp.
6.875%, 3/15/28(x)	292,000	292,730
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	497,000	425,328
Crown Americas LLC
5.250%, 4/1/30	314,000	290,827
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	395,242
LABL, Inc.
6.750%, 7/15/26§	355,000	343,019
10.500%, 7/15/27§	617,000	578,437
5.875%, 11/1/28§	227,000	203,733
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	366,000	353,190
9.250%, 4/15/27§	1,150,000	1,003,260
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	333,000	324,275
7.250%, 5/15/31§	258,000	251,550
Sealed Air Corp.
6.125%, 2/1/28(x)§	182,000	176,758
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,640,000	1,529,300
8.500%, 8/15/27(e)§	200,000	182,960

		8,677,651

Metals & Mining (1.1%)
Arsenal AIC Parent LLC
8.000%, 10/1/30(x)§	500,000	495,635
Constellium SE
5.875%, 2/15/26(x)§	250,000	243,750
5.625%, 6/15/28(x)§	250,000	233,598
3.750%, 4/15/29§	75,000	62,714
Kaiser Aluminum Corp.
4.500%, 6/1/31(x)§	378,000	298,620
Novelis Corp.
4.750%, 1/30/30§	250,000	215,937
3.875%, 8/15/31§	100,000	79,531
SunCoke Energy, Inc.
4.875%, 6/30/29§	900,000	760,500

		2,390,285

Total Materials		16,351,321

Real Estate (1.7%)
Diversified REITs (0.2%)
HAT Holdings I LLC (REIT)
3.375%, 6/15/26§	150,000	132,937
VICI Properties LP (REIT)
4.625%, 6/15/25§	375,000	362,134

		495,071

Health Care REITs (0.2%)
MPT Operating Partnership LP (REIT)
0.993%, 10/15/26	EUR500,000	370,038

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	356,000	323,337
4.875%, 5/15/29§	479,000	407,150
XHR LP (REIT)
6.375%, 8/15/25§	354,000	346,559
4.875%, 6/1/29(x)§	156,000	132,210

		1,209,256

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	446,000	411,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	$492,000	$487,080
Howard Hughes Corp. (The)
4.375%, 2/1/31§	461,000	353,817

		1,252,377

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	429,000	390,776

Total Real Estate		3,717,518

Utilities (0.4%)
Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§	250,000	208,683

Water Utilities (0.3%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	618,000	595,010

Total Utilities		803,693

Total Corporate Bonds		187,157,227

Loan Participations (3.1%)
Consumer Discretionary (0.5%)
Auto Components (0.1%)
EyeCare Partners LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 6.75%), 12.181%, 11/15/29(k)	425,000	224,541

Automobiles (0.4%)
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 6 Month + 5.00%), 10.881%, 3/30/27(k)	464,109	457,534
First Brands Group LLC, 2nd Lien Term Loan
(CME Term SOFR 6 Month + 8.50%), 14.381%, 3/30/28(k)	300,000	281,500
First Brands Group LLC, Term Loan
(CME Term SOFR 6 Month + 5.00%), 10.881%, 3/30/27(k)	74,437	73,351

		812,385

Total Consumer Discretionary		1,036,926

Financials (1.4%)
Capital Markets (0.5%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 6.25%), 11.666%, 11/5/29(k)	1,300,000	1,230,125

Insurance (0.9%)
Asurion LLC, 2nd Lien Term Loan B3
(CME Term SOFR 1 Month + 5.25%), 10.681%, 1/31/28(k)	1,050,000	938,438
Asurion LLC, 2nd Lien Term Loan B4
(CME Term SOFR 1 Month + 5.25%), 10.681%, 1/20/29(k)	1,100,000	967,657

		1,906,095

Total Financials		3,136,220

Health Care (0.2%)
Health Care Providers & Services (0.2%)
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 7.25%), 12.740%, 3/2/29(k)	375,000	255,000
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD + 6.75%), 12.381%, 6/26/26(k)	475,000	216,125

Total Health Care		471,125

Information Technology (1.0%)
Software (1.0%)
Applied Systems, Inc., 2nd Lien Term Loan
(CME Term SOFR 3 Month + 6.75%), 12.140%, 9/17/27(k)	967,193	968,886
Ascend Learning LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.75%), 11.166%, 12/10/29(k)	100,000	84,850
Loyalty Ventures, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 5.50%), 13.250%, 11/3/27(k)	305,297	30,530
UKG, Inc., 2nd Lien Incremental Term Loan
(CME Term SOFR 3 Month + 5.25%), 10.618%, 5/3/27(k)	1,250,000	1,245,312

Total Information Technology		2,329,578

Total Loan Participations		6,973,849

Total Long-Term Debt Securities (86.9%) (Cost $212,259,748)		194,131,076

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.8%)
iShares Broad USD High Yield Corporate Bond ETF(x)	256,750	8,911,792
iShares iBoxx High Yield Corporate Bond ETF(x)	73,530	5,420,632
SPDR Bloomberg High Yield Bond ETF(x)	59,894	5,414,418

Total Exchange Traded Funds (8.8%) (Cost $23,727,287)		19,746,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.0%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	5,000,000	$5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,444,907	3,444,907
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	1,334,963	1,335,364
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		15,780,271

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.6%)
U.S. Treasury Bills
5.04%, 11/7/23(p)	$750,000	746,034
5.18%, 11/28/23(p)	2,775,000	2,751,619

Total U.S. Treasury Obligations		3,497,653

Total Short-Term Investments (8.6%) (Cost $19,278,207)		19,277,924

Total Investments in Securities (104.3%) (Cost $255,265,242)		233,155,842
Other Assets Less Liabilities (-4.3%)		(9,612,046)

Net Assets (100%)		$223,543,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $168,583,258 or 75.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $28,676,746. This was collateralized by $14,948,446 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/15/23 – 5/15/53 and by cash of $14,444,907 which was subsequently invested in investment companies.

Glossary:

CME — Chicago Mercantile Exchange

EUR — European Currency Unit

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	608,744	EUR	569,350	JPMorgan Chase Bank	12/18/2023	4,592

Net unrealized appreciation						4,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$22,464,892	$—	$22,464,892
Consumer Discretionary	—	31,143,595	—	31,143,595
Consumer Staples	—	10,139,483	—	10,139,483
Energy	—	18,949,109	—	18,949,109
Financials	—	27,867,865	—	27,867,865
Health Care	—	10,087,207	—	10,087,207
Industrials	—	23,673,169	—	23,673,169
Information Technology	—	21,959,375	—	21,959,375
Materials	—	16,351,321	—	16,351,321
Real Estate	—	3,717,518	—	3,717,518
Utilities	—	803,693	—	803,693
Exchange Traded Funds	19,746,842	—	—	19,746,842
Forward Currency Contracts	—	4,592	—	4,592
Loan Participations
Consumer Discretionary	—	1,036,926	—	1,036,926
Financials	—	3,136,220	—	3,136,220
Health Care	—	471,125	—	471,125
Information Technology	—	2,329,578	—	2,329,578
Short-Term Investments
Investment Companies	15,780,271	—	—	15,780,271
U.S. Treasury Obligations	—	3,497,653	—	3,497,653

Total Assets	$35,527,113	$197,633,321	$—	$233,160,434

Total Liabilities	$—	$—	$—	$—

Total	$35,527,113	$197,633,321	$—	$233,160,434

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$888,000
Aggregate gross unrealized depreciation	(23,444,410)

Net unrealized depreciation	$(22,556,410)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$255,716,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,324	$72,927
ATN International, Inc.	2,008	63,373
Bandwidth, Inc., Class A*	4,149	46,759
Charge Enterprises, Inc.(x)*	25,240	12,549
Consolidated Communications Holdings, Inc.*	13,760	47,059
IDT Corp., Class B*	2,805	61,850
NextPlat Corp.*	848	1,484
Ooma, Inc.*	4,284	55,735

		361,736

Entertainment (0.1%)
Chicken Soup For The Soul Entertainment, Inc., Class A(x)*	1,358	469
CuriosityStream, Inc.(x)*	4,484	3,180
FG Group Holdings, Inc.*	2,491	4,185
Gaia, Inc., Class A*	2,294	6,240
GameSquare Holdings, Inc.*	1,908	4,159
Golden Matrix Group, Inc.(x)*	1,240	3,646
Kartoon Studios, Inc.(x)*	5,395	7,553
LiveOne, Inc.*	12,245	11,709
Loop Media, Inc.(x)*	6,799	3,379
Marcus Corp. (The)(x)	4,356	67,518
Playstudios, Inc.*	15,293	48,632
PodcastOne, Inc.(x)*	584	1,156
Reading International, Inc., Class A(x)*	3,443	7,299
Reservoir Media, Inc.(x)*	3,661	22,332

		191,457

Interactive Media & Services (1.3%)
Arena Group Holdings, Inc. (The)(x)*	1,460	6,249
DHI Group, Inc.*	7,546	23,091
Eventbrite, Inc., Class A*	54,046	532,894
EverQuote, Inc., Class A*	3,700	26,751
fuboTV, Inc.(x)*	51,146	136,560
MediaAlpha, Inc., Class A*	3,805	31,429
Nextdoor Holdings, Inc.*	25,975	47,274
Outbrain, Inc.*	7,324	35,668
QuinStreet, Inc.*	9,212	82,632
System1, Inc.*	6,347	7,680
Travelzoo*	1,110	6,471
TrueCar, Inc.*	15,779	32,662
Yelp, Inc., Class A*	16,881	702,081

		1,671,442

Media (2.0%)
AdTheorent Holding Co., Inc.*	11,228	14,484
Advantage Solutions, Inc.*	15,528	44,099
Boston Omaha Corp., Class A*	4,282	70,182
Cardlytics, Inc.*	6,034	99,561
Clear Channel Outdoor Holdings, Inc.*	67,648	106,884
comScore, Inc.*	12,986	7,972
Cumulus Media, Inc., Class A*	2,685	13,667
Daily Journal Corp.*	243	71,442
Direct Digital Holdings, Inc., Class A*	353	904
Emerald Holding, Inc.*	3,002	13,569
Entravision Communications Corp., Class A	10,614	38,741
Gambling.com Group Ltd.*	1,835	24,002
Gannett Co., Inc.*	26,077	63,889
Harte Hanks, Inc.(x)*	1,215	7,910
iHeartMedia, Inc., Class A*	18,444	58,283
Innovid Corp.*	18,620	23,833
Integral Ad Science Holding Corp.*	70,128	833,822
Lee Enterprises, Inc.(x)*	982	10,517
Marchex, Inc., Class B*	3,708	5,376
Perion Network Ltd.(x)*	32,719	1,002,183
Saga Communications, Inc., Class A(x)	730	15,666
Thryv Holdings, Inc.*	5,553	104,230
Townsquare Media, Inc., Class A	2,180	19,010
Urban One, Inc.*	2,080	10,462
Urban One, Inc., Class A*	1,392	6,988

		2,667,676

Wireless Telecommunication Services (0.1%)
FingerMotion, Inc.(x)*	7,416	46,053
KORE Group Holdings, Inc.*	7,540	4,562
Spok Holdings, Inc.	3,201	45,678
SurgePays, Inc.(x)*	1,534	7,179
Tingo Group, Inc.*	21,424	21,960

		125,432

Total Communication Services		5,017,743

Consumer Discretionary (10.0%)
Automobile Components (1.7%)
Cooper-Standard Holdings, Inc.*	3,097	41,562
Holley, Inc.*	9,424	47,026
Modine Manufacturing Co.*	43,884	2,007,693
Motorcar Parts of America, Inc.*	3,513	28,420
Solid Power, Inc.(x)*	27,738	56,031
Stoneridge, Inc.*	4,734	95,011
Strattec Security Corp.*	725	16,748
Superior Industries International, Inc.*	3,831	11,646
Sypris Solutions, Inc.*	2,100	4,137

		2,308,274

Automobiles (0.0%)†
Envirotech Vehicles, Inc.(x)*	1,560	2,527
Volcon, Inc.*	1,741	880
Workhorse Group, Inc.(x)*	31,417	13,019

		16,426

Broadline Retail (0.1%)
1stdibs.com, Inc.*	4,726	17,203
Big Lots, Inc.(x)	5,191	26,526
ContextLogic, Inc., Class A(x)*	4,169	18,385
Groupon, Inc., Class A(x)*	3,963	60,713

		122,827

Distributors (0.0%)†
AMCON Distributing Co.	30	6,180
Weyco Group, Inc.	1,108	28,088

		34,268

Diversified Consumer Services (1.1%)
2U, Inc.*	14,006	34,595
American Public Education, Inc.*	3,084	15,358
Carriage Services, Inc., Class A	2,408	68,026
European Wax Center, Inc., Class A(x)*	34,251	554,866
Lincoln Educational Services Corp.*	4,208	35,557
Nerdy, Inc.*	10,974	40,604
OneSpaWorld Holdings Ltd.*	15,062	168,996
Perdoceo Education Corp.	12,151	207,782
Regis Corp.*	7,902	5,555
Rover Group, Inc., Class A(x)*	16,953	106,126
Universal Technical Institute, Inc.*	5,910	49,526
Wag! Group Co.*	2,298	4,389
WW International, Inc.*	9,745	107,877

		1,399,257

Hotels, Restaurants & Leisure (3.9%)
Allied Gaming & Entertainment, Inc.*	2,217	2,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ark Restaurants Corp.	277	$4,260
Biglari Holdings, Inc., Class B*	139	23,074
BJ’s Restaurants, Inc.*	4,092	95,998
Bluegreen Vacations Holding Corp., Class A	1,964	72,040
Canterbury Park Holding Corp.	517	10,459
Carrols Restaurant Group, Inc.*	6,495	42,802
Century Casinos, Inc.*	5,129	26,312
Chuy’s Holdings, Inc.*	3,254	115,777
Denny’s Corp.*	9,775	82,794
El Pollo Loco Holdings, Inc.	5,166	46,236
Fiesta Restaurant Group, Inc.*	3,307	27,977
First Watch Restaurant Group, Inc.*	71,427	1,234,973
Flanigan’s Enterprises, Inc.	177	5,841
Full House Resorts, Inc.*	6,150	26,261
GAN Ltd.(x)*	6,878	7,979
Golden Entertainment, Inc.	3,633	124,176
Good Times Restaurants, Inc.*	1,718	5,223
Hall of Fame Resort & Entertainment Co.(x)*	690	4,016
Inspired Entertainment, Inc.*	3,871	46,297
Kura Sushi USA, Inc., Class A(x)*	21,758	1,438,639
Lindblad Expeditions Holdings, Inc.*	6,256	45,043
Mondee Holdings, Inc., Class A(x)*	8,362	29,852
Nathan’s Famous, Inc.	499	35,259
Noodles & Co., Class A*	7,556	18,588
ONE Group Hospitality, Inc. (The)*	4,136	22,748
PlayAGS, Inc.*	6,619	43,156
Potbelly Corp.*	4,819	37,588
RCI Hospitality Holdings, Inc.	1,587	96,267
Red Robin Gourmet Burgers, Inc.(x)*	2,792	22,448
Shake Shack, Inc., Class A*	24,662	1,432,122

		5,226,218

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	1,572	23,030
Beazer Homes USA, Inc.*	5,322	132,571
Ethan Allen Interiors, Inc.	4,099	122,560
Flexsteel Industries, Inc.	871	18,082
Green Brick Partners, Inc.*	14,887	617,959
Hamilton Beach Brands Holding Co., Class A	1,605	19,918
Hooker Furnishings Corp.(x)	1,956	38,044
Hovnanian Enterprises, Inc., Class A*	862	87,631
Koss Corp.(x)*	741	2,231
Landsea Homes Corp.*	2,485	22,340
Legacy Housing Corp.*	1,733	33,638
Lifetime Brands, Inc.	2,245	12,639
Live Ventures, Inc.*	272	7,695
Lovesac Co. (The)*	2,497	49,740
Purple Innovation, Inc., Class A(x)	9,838	16,823
Traeger, Inc.*	6,076	16,588
Tupperware Brands Corp.(x)*	7,945	11,123
United Homes Group, Inc.(x)*	823	4,609
Universal Electronics, Inc.*	2,281	20,643
VOXX International Corp., Class A*	2,132	17,013

		1,274,877

Leisure Products (0.4%)
American Outdoor Brands, Inc.(x)*	2,330	22,787
AMMO, Inc.(x)*	15,956	32,231
Clarus Corp.(x)	5,339	40,363
Escalade, Inc.	1,862	28,507
Funko, Inc., Class A*	6,157	47,101
JAKKS Pacific, Inc.*	1,259	23,405
Johnson Outdoors, Inc., Class A	971	53,104
Latham Group, Inc.*	7,293	20,420
Marine Products Corp.	1,451	20,619
MasterCraft Boat Holdings, Inc.*	3,094	68,749
Nautilus, Inc.*	6,447	5,481
Smith & Wesson Brands, Inc.	8,202	105,888
Solo Brands, Inc., Class A*	4,126	21,043
Vision Marine Technologies, Inc.*	715	1,730

		491,428

Specialty Retail (1.6%)
1-800-Flowers.com, Inc., Class A*	4,595	32,165
Aaron’s Co., Inc. (The)	5,528	57,878
America’s Car-Mart, Inc.*	1,087	98,906
BARK, Inc.(x)*	24,019	28,823
Barnes & Noble Education, Inc.*	8,277	9,022
Big 5 Sporting Goods Corp.(x)	3,794	26,596
Build-A-Bear Workshop, Inc.	2,361	69,437
Caleres, Inc.	6,199	178,283
CarParts.com, Inc.*	9,520	39,222
Cato Corp. (The), Class A(x)	3,085	23,631
Chico’s FAS, Inc.*	21,707	162,368
Children’s Place, Inc. (The)*	2,128	57,520
Citi Trends, Inc.*	1,426	31,686
Conn’s, Inc.*	2,249	8,884
Container Store Group, Inc. (The)*	6,326	14,234
Destination XL Group, Inc.*	10,363	46,426
Duluth Holdings, Inc., Class B*	2,395	14,394
Envela Corp.*	1,275	6,043
Genesco, Inc.*	2,158	66,510
GrowGeneration Corp.*	10,367	30,272
Haverty Furniture Cos., Inc.	2,636	75,864
Hibbett, Inc.	2,293	108,940
J Jill, Inc.*	787	23,295
JOANN, Inc.*	1,845	1,328
Kirkland’s, Inc.(x)*	1,678	2,886
Lands’ End, Inc.*	2,635	19,683
Lazydays Holdings, Inc.*	2,090	15,884
LL Flooring Holdings, Inc.*	5,679	18,002
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,885	5,799
MarineMax, Inc.*	3,835	125,865
OneWater Marine, Inc., Class A*	2,053	52,598
PetMed Express, Inc.(x)	3,701	37,935
RealReal, Inc. (The)(x)*	16,633	35,096
Rent the Runway, Inc., Class A(x)*	9,017	6,137
RumbleON, Inc., Class B(x)*	2,419	14,828
Shoe Carnival, Inc.	3,264	78,434
Sleep Number Corp.*	3,817	93,860
Sportsman’s Warehouse Holdings, Inc.*	6,693	30,052
Stitch Fix, Inc., Class A*	15,054	51,936
Tandy Leather Factory, Inc.*	471	1,983
ThredUp, Inc., Class A(x)*	12,978	52,042
Tile Shop Holdings, Inc.*	5,359	29,421
Tilly’s, Inc., Class A*	3,974	32,269
Torrid Holdings, Inc.(x)*	2,475	5,470
Winmark Corp.	513	191,416
Zumiez, Inc.*	2,864	50,979

		2,164,302

Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc., Class A*	17,912	19,882
Crown Crafts, Inc.(x)	1,726	8,129
Culp, Inc.*	2,105	11,746
Delta Apparel, Inc.(x)*	1,008	6,683
Fossil Group, Inc.*	8,952	18,441
Jerash Holdings US, Inc.	1,177	3,543
Lakeland Industries, Inc.	1,201	18,099
Movado Group, Inc.	2,765	75,623
PLBY Group, Inc.(x)*	9,545	7,646
Rocky Brands, Inc.	1,319	19,389
Superior Group of Cos., Inc.	2,283	17,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Unifi, Inc.*	2,702	$19,184
Vera Bradley, Inc.*	4,783	31,616
Vince Holding Corp.*	647	1,014

		258,757

Total Consumer Discretionary		13,296,634

Consumer Staples (4.5%)
Beverages (1.5%)
MGP Ingredients, Inc.	6,853	722,854
Splash Beverage Group, Inc.(x)*	6,662	3,931
Vintage Wine Estates, Inc.*	5,536	3,150
Vita Coco Co., Inc. (The)*	49,853	1,298,172
Willamette Valley Vineyards, Inc.*	879	5,160
Zevia PBC, Class A*	4,654	10,332

		2,043,599

Consumer Staples Distribution & Retail (0.2%)
HF Foods Group, Inc.*	7,359	29,215
Natural Grocers by Vitamin Cottage, Inc.	1,633	21,082
Rite Aid Corp.(x)*	10,195	4,567
SpartanNash Co.	6,245	137,390
Village Super Market, Inc., Class A	1,517	34,345

		226,599

Food Products (0.9%)
Alico, Inc.	1,264	31,550
Benson Hill, Inc.(x)*	32,493	10,771
Bridgford Foods Corp.(x)*	296	3,286
Calavo Growers, Inc.	3,080	77,708
Farmer Bros Co.*	1,990	5,134
Forafric Global plc*	945	10,669
Lifecore Biomedical, Inc.(x)*	4,658	35,145
Lifeway Foods, Inc.*	756	7,817
Limoneira Co.	3,119	47,783
Mama’s Creations, Inc.*	3,735	16,322
Real Good Food Co., Inc. (The), Class A*	1,177	3,943
Rocky Mountain Chocolate Factory, Inc.*	843	4,046
S&W Seed Co.(x)*	4,057	4,544
Sadot Group, Inc.*	5,232	3,657
Seneca Foods Corp., Class A*	935	50,331
SunOpta, Inc.*	16,245	54,746
Vital Farms, Inc.*	63,126	730,999
Whole Earth Brands, Inc.*	5,622	20,239

		1,118,690

Household Products (0.0%)†
Oil-Dri Corp. of America	880	54,340

Personal Care Products (1.8%)
e.l.f. Beauty, Inc.*	14,675	1,611,755
Honest Co., Inc. (The)(x)*	12,572	15,841
Lifevantage Corp.	2,014	12,990
Natural Alternatives International, Inc.*	842	5,465
Natural Health Trends Corp.	1,524	8,153
Nature’s Sunshine Products, Inc.*	2,353	38,989
Oddity Tech Ltd., Class A(x)*	24,452	693,214
Thorne HealthTech, Inc.(x)*	2,615	26,647
United-Guardian, Inc.	532	4,006
Upexi, Inc.(x)*	1,277	2,209
Veru, Inc.(x)*	12,237	8,799

		2,428,068

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	473	4,328
Turning Point Brands, Inc.	3,055	70,540

		74,868

Total Consumer Staples		5,946,164

Energy (3.2%)
Energy Equipment & Services (1.2%)
Bristow Group, Inc., Class A*	4,235	119,300
Dawson Geophysical Co.*	1,144	2,700
Diamond Offshore Drilling, Inc.*	18,270	268,203
DMC Global, Inc.*	3,534	86,477
Energy Services of America Corp.	1,586	6,415
Forum Energy Technologies, Inc.*	1,734	41,651
Geospace Technologies Corp.*	2,139	27,700
Gulf Island Fabrication, Inc.*	2,292	7,495
Helix Energy Solutions Group, Inc.*	26,025	290,699
Independence Contract Drilling, Inc.(x)*	1,678	5,034
KLX Energy Services Holdings, Inc.(x)*	2,229	26,414
Mammoth Energy Services, Inc.*	3,986	18,495
Natural Gas Services Group, Inc.*	2,071	30,154
NCS Multistage Holdings, Inc.*	120	1,889
Newpark Resources, Inc.*	13,476	93,119
Nine Energy Service, Inc.(x)*	4,448	18,326
Oil States International, Inc.*	11,377	95,225
Profire Energy, Inc.(x)*	6,822	18,965
Ranger Energy Services, Inc., Class A	2,754	39,052
SEACOR Marine Holdings, Inc.*	4,323	60,003
Select Water Solutions, Inc., Class A	14,634	116,340
Smart Sand, Inc.*	5,479	12,711
Solaris Oilfield Infrastructure, Inc., Class A	5,524	58,886
TETRA Technologies, Inc.*	22,647	144,488

		1,589,741

Oil, Gas & Consumable Fuels (2.0%)
Adams Resources & Energy, Inc.	476	16,036
Aemetis, Inc.(x)*	5,702	23,663
American Resources Corp.(x)*	12,640	21,109
Amplify Energy Corp.*	6,470	47,555
Ardmore Shipping Corp.	7,311	95,116
Battalion Oil Corp.*	723	4,468
Berry Corp.	13,588	111,422
Centrus Energy Corp., Class A*	2,210	125,440
Clean Energy Technologies, Inc.*	2,220	4,107
Dorian LPG Ltd.	5,793	166,433
Empire Petroleum Corp.(x)*	2,268	21,841
Encore Energy Corp.*	25,512	83,169
Energy Fuels, Inc.*	28,197	231,779
Epsilon Energy Ltd.	3,751	19,805
Evolution Petroleum Corp.	5,634	38,537
Gevo, Inc.(x)*	41,868	49,823
Granite Ridge Resources, Inc.	4,849	29,579
Hallador Energy Co.*	4,082	58,862
Lightbridge Corp.*	2,192	9,842
NACCO Industries, Inc., Class A	786	27,565
NextDecade Corp.(x)*	5,309	27,182
Nordic American Tankers Ltd.	37,053	152,658
Overseas Shipholding Group, Inc., Class A*	11,307	49,638
PHX Minerals, Inc.	6,708	24,417
PrimeEnergy Resources Corp.(x)*	138	16,007
REX American Resources Corp.*	2,779	113,161
Riley Exploration Permian, Inc.(x)	1,579	50,196
Ring Energy, Inc.(x)*	21,414	41,757
SandRidge Energy, Inc.	5,476	85,754
SilverBow Resources, Inc.(x)*	3,131	111,996
Stabilis Solutions, Inc.(x)*	522	2,312
Teekay Corp.*	12,100	74,657
Uranium Energy Corp.(x)*	66,178	340,817
US Energy Corp.	2,116	2,857
VAALCO Energy, Inc.	19,659	86,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Verde Clean Fuels, Inc.*	790	$2,978
Vertex Energy, Inc.(x)*	11,779	52,417
Vital Energy, Inc.*	3,059	169,530
W&T Offshore, Inc.*	17,789	77,916

		2,668,704

Total Energy		4,258,445

Financials (16.2%)
Banks (6.9%)
1895 Bancorp of Wisconsin, Inc.*	1,096	7,869
ACNB Corp.	1,503	47,510
Affinity Bancshares, Inc.*	832	12,713
Amalgamated Financial Corp.	3,273	56,361
Amerant Bancorp, Inc., Class A	4,681	81,637
American National Bankshares, Inc.	1,846	70,037
AmeriServ Financial, Inc.	2,404	6,371
Ames National Corp.	1,573	26,096
Arrow Financial Corp.	2,736	46,567
Auburn National Bancorp, Inc.	361	7,798
Bank First Corp.(x)	1,682	129,766
Bank of Marin Bancorp	2,833	51,787
Bank of the James Financial Group, Inc.(x)	625	6,406
Bank7 Corp.	673	15,149
BankFinancial Corp.	2,116	18,240
Bankwell Financial Group, Inc.	1,065	25,848
Bar Harbor Bankshares	2,718	64,226
BayCom Corp.	2,133	40,975
Bayfirst Financial Corp.	635	7,080
BCB Bancorp, Inc.	2,750	30,635
Blue Foundry Bancorp*	4,245	35,531
Blue Ridge Bankshares, Inc.	3,034	13,714
Bogota Financial Corp.*	852	6,288
Bridgewater Bancshares, Inc.*	3,754	35,588
Broadway Financial Corp.(x)*	6,485	6,355
Burke & Herbert Financial Services Corp.(x)	1,153	53,574
Business First Bancshares, Inc.	4,265	80,011
Byline Bancorp, Inc.	4,497	88,636
C&F Financial Corp.(x)	582	31,195
California Bancorp*	1,395	28,039
Cambridge Bancorp	1,353	84,278
Camden National Corp.	2,554	72,074
Capital Bancorp, Inc.	1,822	34,855
Capital City Bank Group, Inc.	2,377	70,906
Capstar Financial Holdings, Inc.	3,503	49,708
Carter Bankshares, Inc.*	4,245	53,190
Catalyst Bancorp, Inc.(x)*	793	9,667
CB Financial Services, Inc.	874	18,948
Central Pacific Financial Corp.	4,035	67,304
Central Valley Community Bancorp(x)	1,761	24,848
CF Bankshares, Inc.	740	12,521
CFSB Bancorp, Inc.(x)*	485	3,434
Chemung Financial Corp.	621	24,598
ChoiceOne Financial Services, Inc.(x)	1,227	24,098
Citizens & Northern Corp.	2,691	47,227
Citizens Community Bancorp, Inc.	1,764	16,934
Citizens Financial Services, Inc.	686	32,873
Citizens Holding Co.(x)	847	8,817
Civista Bancshares, Inc.	2,769	42,919
CNB Financial Corp.	3,734	67,623
Coastal Financial Corp.*	1,970	84,533
Codorus Valley Bancorp, Inc.(x)	1,707	31,818
Colony Bankcorp, Inc.	3,007	30,055
Community Trust Bancorp, Inc.	2,826	96,819
Community West Bancshares(x)	1,373	17,835
ConnectOne Bancorp, Inc.	6,665	118,837
CrossFirst Bankshares, Inc.*	8,052	81,245
Cullman Bancorp, Inc.(x)	989	10,563
Dime Community Bancshares, Inc.	6,318	126,107
Eagle Bancorp Montana, Inc.(x)	1,363	16,111
ECB Bancorp, Inc.*	1,539	16,929
Enterprise Bancorp, Inc.	1,740	47,641
Equity Bancshares, Inc., Class A	2,657	63,954
Esquire Financial Holdings, Inc.	1,240	56,656
ESSA Bancorp, Inc.	1,514	22,725
Evans Bancorp, Inc.	930	24,924
Farmers & Merchants Bancorp, Inc.(x)	2,309	40,477
Farmers National Banc Corp.	6,516	75,325
Fidelity D&D Bancorp, Inc.(x)	834	37,864
Financial Institutions, Inc.	2,753	46,333
Finward Bancorp	626	13,140
Finwise Bancorp*	1,837	15,872
First Bancorp, Inc. (The)	1,786	41,971
First Bancshares, Inc. (The)	5,503	148,416
First Bank	3,769	40,630
First Business Financial Services, Inc.	1,422	42,674
First Capital, Inc.(x)	593	15,952
First Community Bankshares, Inc.	3,203	94,328
First Community Corp.(x)	1,283	22,157
First Financial Corp.	2,145	72,522
First Financial Northwest, Inc.(x)	1,236	15,722
First Foundation, Inc.	9,226	56,094
First Guaranty Bancshares, Inc.	1,183	13,013
First Internet Bancorp	1,495	24,234
First Mid Bancshares, Inc.	3,470	92,163
First National Corp.(x)	997	17,786
First Northwest Bancorp(x)	1,495	18,344
First of Long Island Corp. (The)	3,822	43,991
First Savings Financial Group, Inc.	1,088	16,266
First Seacoast Bancorp	852	5,973
First United Corp.	1,064	17,263
First US Bancshares, Inc.	981	8,388
First Western Financial, Inc.*	1,525	27,679
Five Star Bancorp	2,284	45,817
Flushing Financial Corp.	5,107	67,055
FNCB Bancorp, Inc.(x)	3,107	18,487
Franklin Financial Services Corp.	723	20,605
FS Bancorp, Inc.	1,185	34,957
FVCBankcorp, Inc.*	2,844	36,432
German American Bancorp, Inc.(x)	5,095	138,024
Great Southern Bancorp, Inc.	1,640	78,589
Greene County Bancorp, Inc.(x)	1,298	31,217
Guaranty Bancshares, Inc.	1,536	44,068
Hanmi Financial Corp.	5,463	88,664
Hanover Bancorp, Inc.(x)	893	16,154
HarborOne Bancorp, Inc.	7,499	71,390
Hawthorn Bancshares, Inc.(x)	1,123	18,249
HBT Financial, Inc.	2,462	44,907
Heritage Commerce Corp.	10,769	91,213
Hingham Institution For Savings (The)(x)	267	49,862
HMN Financial, Inc.	707	13,525
Home Bancorp, Inc.	1,307	41,654
Home Federal Bancorp, Inc. of Louisiana	358	5,424
HomeStreet, Inc.	3,231	25,169
HomeTrust Bancshares, Inc.	2,827	61,261
Horizon Bancorp, Inc.	7,850	83,838
IF Bancorp, Inc.	350	5,211
Independent Bank Corp.	3,689	67,656
Investar Holding Corp.	1,793	18,988
John Marshall Bancorp, Inc.	2,223	39,681
Kentucky First Federal Bancorp(x)	689	3,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lake Shore Bancorp, Inc.(x)	333	$3,417
Lakeland Bancorp, Inc.	11,298	142,581
Landmark Bancorp, Inc.	831	15,124
LCNB Corp.(x)	1,881	26,842
LINKBANCORP, Inc.	2,498	17,186
Luther Burbank Corp.	1,940	16,296
Macatawa Bank Corp.	4,768	42,721
Magyar Bancorp, Inc.	1,128	11,246
MainStreet Bancshares, Inc.	1,316	27,031
Mercantile Bank Corp.	2,854	88,217
Meridian Corp.	1,656	16,221
Metrocity Bankshares, Inc.	3,349	65,908
Metropolitan Bank Holding Corp.(x)*	1,886	68,424
Mid Penn Bancorp, Inc.	2,553	51,392
Middlefield Banc Corp.	1,396	35,472
Midland States Bancorp, Inc.	3,896	80,024
MidWestOne Financial Group, Inc.	2,579	52,431
MVB Financial Corp.	2,008	45,341
National Bankshares, Inc.	1,070	26,793
Nicolet Bankshares, Inc.	2,302	160,634
Northeast Bank	1,203	53,052
Northeast Community Bancorp, Inc.	2,474	36,516
Northfield Bancorp, Inc.	7,388	69,817
Northrim Bancorp, Inc.	980	38,828
Norwood Financial Corp.(x)	1,298	33,436
NSTS Bancorp, Inc.*	769	6,944
Oak Valley Bancorp(x)	1,194	29,946
Ohio Valley Banc Corp.	813	19,878
Old Point Financial Corp.	616	11,248
Old Second Bancorp, Inc.	7,807	106,253
OP Bancorp(x)	2,276	20,825
Orange County Bancorp, Inc.(x)	920	39,716
Origin Bancorp, Inc.	5,278	152,376
Orrstown Financial Services, Inc.	1,830	38,448
Parke Bancorp, Inc.	1,881	30,641
Partners Bancorp	1,937	15,012
Pathfinder Bancorp, Inc.(x)	646	9,070
Patriot National Bancorp, Inc.(x)*	477	3,396
PB Bankshares, Inc.*	445	5,643
PCB Bancorp	2,027	31,317
Peapack-Gladstone Financial Corp.	3,083	79,079
Penns Woods Bancorp, Inc.(x)	1,205	25,401
Peoples Bancorp of North Carolina, Inc.	805	18,096
Peoples Bancorp, Inc.	6,117	155,249
Peoples Financial Services Corp.	1,275	51,128
Pioneer Bancorp, Inc.*	2,190	18,703
Plumas Bancorp	1,013	34,584
Ponce Financial Group, Inc.(x)*	3,844	30,060
Preferred Bank	1,961	122,072
Premier Financial Corp.	6,364	108,570
Primis Financial Corp.	3,647	29,723
Princeton Bancorp, Inc.	894	25,917
Provident Bancorp, Inc.(x)*	2,959	28,673
Provident Financial Holdings, Inc.(x)	953	12,475
QCR Holdings, Inc.	2,990	145,075
RBB Bancorp	3,030	38,723
Red River Bancshares, Inc.	861	39,572
Republic Bancorp, Inc., Class A	1,542	67,925
Rhinebeck Bancorp, Inc.(x)*	714	4,862
Richmond Mutual Bancorp, Inc.(x)	1,792	19,981
Riverview Bancorp, Inc.	3,455	19,210
SB Financial Group, Inc.(x)	1,148	15,751
Shore Bancshares, Inc.(x)	5,347	56,250
Sierra Bancorp	2,465	46,736
SmartFinancial, Inc.	2,915	62,294
Sound Financial Bancorp, Inc.	391	14,373
South Plains Financial, Inc.	2,210	58,432
Southern First Bancshares, Inc.*	1,386	37,339
Southern Missouri Bancorp, Inc.	1,554	60,124
Southern States Bancshares, Inc.(x)	1,326	29,954
Stellar Bancorp, Inc.	8,806	187,744
Sterling Bancorp, Inc.*	3,958	23,115
Summit Financial Group, Inc.	2,015	45,418
Summit State Bank	880	14,494
TC Bancshares, Inc.	783	10,805
Territorial Bancorp, Inc.	1,307	11,881
Texas Community Bancshares, Inc.	427	5,487
Third Coast Bancshares, Inc.*	2,327	39,792
Timberland Bancorp, Inc.	1,362	36,910
TrustCo Bank Corp.	3,374	92,076
Union Bankshares, Inc.	728	16,307
United Bancorp, Inc.	789	9,113
United Security Bancshares	2,690	20,014
Unity Bancorp, Inc.	1,332	31,209
Univest Financial Corp.	5,243	91,123
USCB Financial Holdings, Inc.(x)*	1,971	20,715
Village Bank and Trust Financial Corp.	107	4,872
Virginia National Bankshares Corp.	846	25,676
Washington Trust Bancorp, Inc.	3,062	80,622
West Bancorp, Inc.	2,916	47,560
Western New England Bancorp, Inc.	3,827	24,837
William Penn Bancorp	2,054	25,634

		9,139,189

Capital Markets (1.0%)
AlTi Global, Inc.*	3,620	25,195
Ashford, Inc. (REIT)*	156	961
Avantax, Inc.*	6,860	175,479
Bakkt Holdings, Inc.(x)*	13,106	15,334
Cohen & Co., Inc.	194	1,265
Diamond Hill Investment Group, Inc.	515	86,814
Forge Global Holdings, Inc.(x)*	19,690	39,971
Greenhill & Co., Inc.(x)	2,271	33,611
Hennessy Advisors, Inc.	868	5,902
Heritage Global, Inc.*	5,575	17,394
MarketWise, Inc.	5,934	9,494
Marygold Companies, Inc. (The)(x)*	2,431	2,625
Perella Weinberg Partners, Class A	7,556	76,920
Piper Sandler Cos.	5,529	803,419
Sculptor Capital Management, Inc., Class A	3,805	44,138
Siebert Financial Corp.*	2,441	4,858
Silvercrest Asset Management Group, Inc., Class A	1,694	26,884
Value Line, Inc.	160	6,995
Westwood Holdings Group, Inc.	1,435	14,565

		1,391,824

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	870	26,370
Consumer Portfolio Services, Inc.*	1,430	12,970
Curo Group Holdings Corp.*	3,873	4,067
LendingTree, Inc.*	1,944	30,132
Medallion Financial Corp.(x)	3,374	23,686
Moneylion, Inc.(x)*	1,152	24,929
NerdWallet, Inc., Class A*	6,096	54,193
Nicholas Financial, Inc.(x)*	888	4,298
Oportun Financial Corp.*	5,026	36,288
OppFi, Inc.*	2,160	5,443
Regional Management Corp.	1,455	40,274
World Acceptance Corp.*	734	93,262

		355,912

Financial Services (6.2%)
Acacia Research Corp.*	7,093	25,889
Alerus Financial Corp.	3,285	59,721
A-Mark Precious Metals, Inc.	3,405	99,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
AppTech Payments Corp.(x)*	2,511	$8,274
AvidXchange Holdings, Inc.*	168,526	1,597,626
Banco Latinoamericano de Comercio Exterior SA, Class E	4,949	104,919
BM Technologies, Inc.(x)*	1,520	3,040
Cantaloupe, Inc.*	10,319	64,494
Cass Information Systems, Inc.	2,477	92,268
Finance of America Cos., Inc., Class A(x)*	8,495	10,874
Flywire Corp.*	61,941	1,975,299
I3 Verticals, Inc., Class A*	4,073	86,103
Income Opportunity Realty Investors, Inc. (REIT)*	184	2,052
International Money Express, Inc.*	5,951	100,750
Merchants Bancorp	2,877	79,750
NewtekOne, Inc.(x)	4,211	62,112
Ocwen Financial Corp.(x)*	1,166	30,176
Paymentus Holdings, Inc., Class A*	49,787	826,464
Paysign, Inc.(x)*	5,784	11,279
Priority Technology Holdings, Inc.*	3,054	9,895
Remitly Global, Inc.*	113,108	2,852,584
Security National Financial Corp., Class A(x)*	2,343	18,369
SWK Holdings Corp.*	637	10,033
Usio, Inc.*	4,315	7,551
Velocity Financial, Inc.*	1,644	18,577
Waterstone Financial, Inc.	3,389	37,110

		8,195,078

Insurance (0.9%)
Ambac Financial Group, Inc.*	7,902	95,298
American Coastal Insurance Corp.*	3,466	25,510
Atlantic American Corp.	932	1,808
Citizens, Inc., Class A(x)*	8,677	24,729
Crawford & Co., Class A	2,559	23,901
Donegal Group, Inc., Class A	2,766	39,429
eHealth, Inc.*	4,952	36,645
GoHealth, Inc., Class A*	735	10,650
Greenlight Capital Re Ltd., Class A*	4,551	48,878
HCI Group, Inc.	1,150	62,434
Heritage Insurance Holdings, Inc.*	4,157	26,979
Hippo Holdings, Inc.(x)*	1,924	15,334
ICC Holdings, Inc.(x)*	338	5,340
Investors Title Co.	229	33,913
Kingsway Financial Services, Inc.*	1,787	13,492
Maiden Holdings Ltd.(x)*	16,455	28,961
MBIA, Inc.*	8,723	62,893
Midwest Holding, Inc.*	516	13,493
National Western Life Group, Inc., Class A	408	178,496
NI Holdings, Inc.*	1,536	19,768
Root, Inc., Class A(x)*	1,358	12,915
Selectquote, Inc.*	23,851	27,906
Skyward Specialty Insurance Group, Inc.(x)*	4,304	117,757
Tiptree, Inc., Class A	4,372	73,275
United Fire Group, Inc.	3,788	74,813
Universal Insurance Holdings, Inc.	4,541	63,665
Vericity, Inc.*	315	1,710

		1,139,992

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)*	1,382	11,471
AFC Gamma, Inc. (REIT)(x)	2,916	34,234
AG Mortgage Investment Trust, Inc. (REIT)	3,548	19,692
Angel Oak Mortgage REIT, Inc. (REIT)	2,057	17,546
Ares Commercial Real Estate Corp. (REIT)(x)	9,345	88,964
Arlington Asset Investment Corp. (REIT), Class A*	4,695	20,095
ARMOUR Residential REIT, Inc. (REIT)(x)	41,311	175,572
Cherry Hill Mortgage Investment Corp. (REIT)(x)	4,890	18,191
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,938	43,247
Dynex Capital, Inc. (REIT)	9,768	116,630
Ellington Financial, Inc. (REIT)(x)	11,794	147,071
Ellington Residential Mortgage REIT (REIT)(x)	2,571	15,966
Franklin BSP Realty Trust, Inc. (REIT)	14,909	197,395
Granite Point Mortgage Trust, Inc. (REIT)	9,266	45,218
Great Ajax Corp. (REIT)	4,007	25,805
Invesco Mortgage Capital, Inc. (REIT)	7,592	75,996
Lument Finance Trust, Inc. (REIT)(x)	5,180	10,774
Manhattan Bridge Capital, Inc. (REIT)	1,472	7,066
Nexpoint Real Estate Finance, Inc. (REIT)	1,399	22,888
Orchid Island Capital, Inc. (REIT)(x)	7,945	67,612
Sachem Capital Corp. (REIT)(x)	7,823	27,615
Seven Hills Realty Trust (REIT)	2,335	25,498
Western Asset Mortgage Capital Corp. (REIT)	1,038	9,757

		1,224,303

Total Financials		21,446,298

Health Care (25.8%)
Biotechnology (14.3%)
2seventy bio, Inc.*	9,206	36,088
4D Molecular Therapeutics, Inc.*	7,076	90,077
89bio, Inc.*	55,884	862,849
Aadi Bioscience, Inc.*	3,042	14,723
Abeona Therapeutics, Inc.*	3,239	13,636
Absci Corp.(x)*	11,242	14,839
Acrivon Therapeutics, Inc.(x)*	1,483	14,177
Actinium Pharmaceuticals, Inc.(x)*	4,860	28,771
Acumen Pharmaceuticals, Inc.*	7,071	29,345
Acurx Pharmaceuticals, Inc.*	1,250	1,787
Adicet Bio, Inc.(x)*	5,723	7,841
ADMA Biologics, Inc.*	38,036	136,169
Aerovate Therapeutics, Inc.(x)*	2,005	27,208
Agenus, Inc.*	63,616	71,886
Akero Therapeutics, Inc.*	15,907	804,576
Aldeyra Therapeutics, Inc.*	8,304	55,471
Alector, Inc.*	11,425	74,034
Aligos Therapeutics, Inc.(x)*	4,751	3,549
Allakos, Inc.*	12,303	27,928
Allovir, Inc.(x)*	9,106	19,578
Alpine Immune Sciences, Inc.(x)*	5,734	65,654
Altimmune, Inc.*	8,552	22,235
ALX Oncology Holdings, Inc.*	4,067	19,522
AnaptysBio, Inc.*	3,346	60,094
Anavex Life Sciences Corp.(x)*	12,771	83,650
Anika Therapeutics, Inc.*	2,596	48,363
Anixa Biosciences, Inc.*	5,059	16,543
Annexon, Inc.*	8,568	20,220
Annovis Bio, Inc.(x)*	1,199	11,379
Applied Therapeutics, Inc.(x)*	5,803	14,449
Aravive, Inc.(x)*	6,720	887
Arbutus Biopharma Corp.*	22,406	45,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arcellx, Inc.*	35,444	$1,271,731
Arcturus Therapeutics Holdings, Inc.*	4,190	107,055
Armata Pharmaceuticals, Inc.(x)*	1,996	5,988
ARS Pharmaceuticals, Inc.(x)*	4,269	16,137
Assembly Biosciences, Inc.*	8,455	7,483
Astria Therapeutics, Inc.(x)*	4,562	34,033
Atara Biotherapeutics, Inc.*	16,646	24,636
Atreca, Inc., Class A(x)*	4,903	1,280
aTyr Pharma, Inc.*	9,927	15,685
Aura Biosciences, Inc.*	4,887	43,836
Avalo Therapeutics, Inc.(x)*	1,583	191
Avid Bioservices, Inc.*	11,315	106,814
Avidity Biosciences, Inc.*	12,752	81,358
Avita Medical, Inc.*	4,533	66,227
Beyondspring, Inc.(x)*	4,462	3,570
BioAtla, Inc.*	8,314	14,134
BioCardia, Inc.*	2,430	1,038
Biomea Fusion, Inc.(x)*	3,541	48,724
BioVie, Inc., Class A(x)*	527	1,797
Bioxcel Therapeutics, Inc.(x)*	3,605	9,121
Black Diamond Therapeutics, Inc.*	4,061	11,655
Bluebird Bio, Inc.(x)*	19,265	58,566
Bolt Biotherapeutics, Inc.*	3,640	3,786
BrainStorm Cell Therapeutics, Inc.(x)*	6,328	1,266
C4 Therapeutics, Inc.*	8,590	15,977
Cabaletta Bio, Inc.*	6,227	94,775
Candel Therapeutics, Inc.(x)*	3,108	2,890
Capricor Therapeutics, Inc.(x)*	3,943	13,485
Cardiff Oncology, Inc.*	6,881	9,565
CareDx, Inc.*	9,376	65,632
Caribou Biosciences, Inc.*	13,462	64,348
Carisma Therapeutics, Inc.(x)	4,511	19,082
Celcuity, Inc.(x)*	3,025	27,649
CEL-SCI Corp.(x)*	6,951	8,689
Century Therapeutics, Inc.*	4,384	8,768
Checkpoint Therapeutics, Inc.(x)*	2,435	4,140
Chimerix, Inc.*	16,082	15,436
Cidara Therapeutics, Inc.(x)*	15,894	14,975
Clene, Inc.(x)*	3,826	1,897
Cogent Biosciences, Inc.*	14,645	142,789
Coherus Biosciences, Inc.*	17,994	67,298
Compass Therapeutics, Inc.*	16,221	31,955
Corbus Pharmaceuticals Holdings, Inc.*	738	4,974
Corvus Pharmaceuticals, Inc.(x)*	4,680	6,833
Coya Therapeutics, Inc.(x)*	1,531	5,925
Crinetics Pharmaceuticals, Inc.*	11,608	345,222
Cue Biopharma, Inc.(x)*	6,488	14,922
Cullinan Oncology, Inc.*	4,226	38,245
Cyteir Therapeutics, Inc.(x)*	4,789	13,601
CytomX Therapeutics, Inc.(x)*	12,527	16,160
Day One Biopharmaceuticals, Inc.*	11,316	138,847
Deciphera Pharmaceuticals, Inc.*	9,421	119,835
DermTech, Inc.(x)*	5,585	8,042
Design Therapeutics, Inc.*	6,164	14,547
DiaMedica Therapeutics, Inc.*	4,105	10,591
Disc Medicine, Inc.(x)*	1,596	74,980
Dyadic International, Inc.(x)*	3,364	6,459
Dyne Therapeutics, Inc.*	7,523	67,406
Eagle Pharmaceuticals, Inc.*	1,913	30,168
Eiger BioPharmaceuticals, Inc.(x)*	7,180	2,190
Elevation Oncology, Inc.*	1,221	809
Eliem Therapeutics, Inc.*	1,137	3,002
Elutia, Inc.(x)*	1,548	2,214
Emergent BioSolutions, Inc.*	8,823	29,998
Entrada Therapeutics, Inc.(x)*	3,828	60,482
Erasca, Inc.*	14,352	28,273
Exagen, Inc.*	1,695	4,153
Fennec Pharmaceuticals, Inc.*	3,381	25,391
Foghorn Therapeutics, Inc.*	3,487	17,435
G1 Therapeutics, Inc.(x)*	9,169	13,203
Gain Therapeutics, Inc.(x)*	1,925	6,218
Galectin Therapeutics, Inc.(x)*	5,343	10,259
Galecto, Inc.(x)*	3,132	2,253
Galera Therapeutics, Inc.(x)*	7,707	1,350
Gamida Cell Ltd.(x)*	16,395	16,887
Genelux Corp.(x)*	3,345	81,919
Generation Bio Co.*	8,411	31,878
GlycoMimetics, Inc.(x)*	10,065	15,098
Gossamer Bio, Inc.(x)*	14,783	12,311
Graphite Bio, Inc.*	4,803	11,911
Greenwich Lifesciences, Inc.(x)*	1,138	10,060
Gritstone bio, Inc.*	16,466	28,322
HCW Biologics, Inc.*	3,382	6,460
Heron Therapeutics, Inc.(x)*	17,874	18,410
HilleVax, Inc.(x)*	3,768	50,680
Hookipa Pharma, Inc.*	12,646	7,790
Humacyte, Inc.(x)*	10,990	32,201
Icosavax, Inc.(x)*	4,898	37,959
Ideaya Biosciences, Inc.*	9,749	263,028
IGM Biosciences, Inc.*	2,249	18,779
Immatics NV(x)*	74,288	860,255
Immix Biopharma, Inc.*	1,151	3,936
ImmuCell Corp.*	1,094	5,645
Immuneering Corp., Class A(x)*	4,062	31,196
Immunic, Inc.(x)*	4,040	5,939
ImmunoGen, Inc.*	123,858	1,965,626
Immunome, Inc.(x)*	1,805	15,072
Impel Pharmaceuticals, Inc.(x)*	1,076	463
IN8bio, Inc.(x)*	2,765	2,876
Inhibrx, Inc.(x)*	6,206	113,880
Inmune Bio, Inc.(x)*	2,185	14,945
Inozyme Pharma, Inc.(x)*	5,921	24,868
Intensity Therapeutics, Inc.*	739	3,015
Intercept Pharmaceuticals, Inc.*	7,319	135,694
Invivyd, Inc.*	8,816	14,987
iTeos Therapeutics, Inc.*	4,423	48,432
Janux Therapeutics, Inc.*	3,044	30,684
Jasper Therapeutics, Inc.*	14,749	10,324
KalVista Pharmaceuticals, Inc.*	4,371	42,093
Karuna Therapeutics, Inc.*	4,784	808,927
Karyopharm Therapeutics, Inc.(x)*	19,728	26,436
Kezar Life Sciences, Inc.*	13,407	15,954
Kineta, Inc.	1,105	3,768
Kiniksa Pharmaceuticals Ltd., Class A*	5,607	97,394
Kinnate Biopharma, Inc.*	5,132	7,185
Kodiak Sciences, Inc.*	6,093	10,967
Kronos Bio, Inc.(x)*	8,022	10,429
Krystal Biotech, Inc.*	13,814	1,602,424
Lantern Pharma, Inc.(x)*	1,310	4,467
Larimar Therapeutics, Inc.*	4,712	18,612
Lexicon Pharmaceuticals, Inc.(x)*	15,703	17,116
Lineage Cell Therapeutics, Inc.(x)*	24,159	28,508
Longeveron, Inc., Class A(x)*	830	1,926
Lyell Immunopharma, Inc.(x)*	31,202	45,867
MacroGenics, Inc.*	10,810	50,375
MAIA Biotechnology, Inc.(x)*	1,328	2,922
MannKind Corp.*	45,932	189,699
MediciNova, Inc.*	8,637	18,051
MEI Pharma, Inc.(x)*	1,252	8,777
MeiraGTx Holdings plc*	5,775	28,355
Merrimack Pharmaceuticals, Inc.*	1,967	24,253
Mersana Therapeutics, Inc.*	18,844	23,932
MiMedx Group, Inc.*	20,869	152,135
Mineralys Therapeutics, Inc.(x)*	2,450	23,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MiNK Therapeutics, Inc.*	574	$672
Mirum Pharmaceuticals, Inc.*	4,473	141,347
Monte Rosa Therapeutics, Inc.(x)*	5,386	25,799
MoonLake Immunotherapeutics, Class A(x)*	19,965	1,138,005
Mustang Bio, Inc.(x)*	1,028	2,107
NextCure, Inc.*	3,775	4,870
Nkarta, Inc.(x)*	5,577	7,752
Nurix Therapeutics, Inc.*	8,514	66,920
Nuvectis Pharma, Inc.*	1,281	16,512
Ocean Biomedical, Inc.*	1,617	6,306
Olema Pharmaceuticals, Inc.*	4,863	60,058
Omega Therapeutics, Inc.(x)*	4,567	9,819
Organogenesis Holdings, Inc., Class A*	12,443	39,569
Orgenesis, Inc.(x)*	4,954	3,010
ORIC Pharmaceuticals, Inc.(x)*	7,009	42,404
Outlook Therapeutics, Inc.(x)*	29,037	6,417
Ovid therapeutics, Inc.*	10,627	40,808
Passage Bio, Inc.*	7,658	5,039
PDS Biotechnology Corp.(x)*	4,895	24,720
PepGen, Inc.(x)*	1,906	9,682
PharmaCyte Biotech, Inc.*	3,054	6,413
PMV Pharmaceuticals, Inc.*	6,843	42,016
Point Biopharma Global, Inc.(x)*	16,238	108,307
Portage Biotech, Inc.(x)*	1,562	3,280
Poseida Therapeutics, Inc., Class A(x)*	11,787	28,053
Praxis Precision Medicines, Inc.(x)*	21,170	36,201
Precigen, Inc.(x)*	24,171	34,323
Prelude Therapeutics, Inc.(x)*	2,533	7,827
Protalix BioTherapeutics, Inc.(x)*	11,897	19,749
Protara Therapeutics, Inc.*	1,750	2,923
Puma Biotechnology, Inc.*	5,911	15,546
Pyxis Oncology, Inc.*	5,258	10,463
Quince Therapeutics, Inc.*	5,745	6,434
Rallybio Corp.(x)*	5,342	18,003
RAPT Therapeutics, Inc.*	5,364	89,150
Reneo Pharmaceuticals, Inc.(x)*	2,321	17,674
Renovaro Biosciences, Inc.*	4,788	21,402
Replimune Group, Inc.*	26,212	448,487
Rezolute, Inc.(x)*	5,206	6,872
Rhythm Pharmaceuticals, Inc.*	9,200	210,910
Rigel Pharmaceuticals, Inc.*	30,378	32,808
Sagimet Biosciences, Inc., Class A(x)*	945	8,316
Sangamo Therapeutics, Inc.*	27,131	16,273
Savara, Inc.(x)*	16,298	61,606
Scholar Rock Holding Corp.(x)*	7,794	55,337
Selecta Biosciences, Inc.(x)*	21,732	23,036
SELLAS Life Sciences Group, Inc.(x)*	5,252	8,613
Sensei Biotherapeutics, Inc.*	2,275	1,706
Sera Prognostics, Inc., Class A*	4,331	8,056
Seres Therapeutics, Inc.*	17,389	41,386
Shattuck Labs, Inc.(x)*	6,359	9,666
Solid Biosciences, Inc.*	1,423	3,586
Spero Therapeutics, Inc.(x)*	7,878	9,532
Spruce Biosciences, Inc.*	4,700	10,622
Stoke Therapeutics, Inc.(x)*	4,909	19,341
Summit Therapeutics, Inc.(x)*	20,408	38,163
Sutro Biopharma, Inc.*	10,692	37,101
Syndax Pharmaceuticals, Inc.*	21,225	308,187
Syros Pharmaceuticals, Inc.*	3,650	14,418
Talaris Therapeutics, Inc.*	6,049	16,998
Tango Therapeutics, Inc.(x)*	7,975	89,799
Tenaya Therapeutics, Inc.*	8,087	20,622
TScan Therapeutics, Inc.(x)*	4,479	11,466
Turnstone Biologics Corp.*	1,092	4,302
Tyra Biosciences, Inc.(x)*	2,485	34,218
UNITY Biotechnology, Inc.(x)*	2,538	6,091
UroGen Pharma Ltd.*	3,508	49,147
Vanda Pharmaceuticals, Inc.*	10,056	43,442
Vaxxinity, Inc., Class A(x)*	7,944	10,883
Vera Therapeutics, Inc., Class A(x)*	6,111	83,782
Verve Therapeutics, Inc.(x)*	9,081	120,414
Vigil Neuroscience, Inc.(x)*	3,001	16,175
Viracta Therapeutics, Inc.(x)*	5,543	5,765
Viridian Therapeutics, Inc.*	7,594	116,492
Vor BioPharma, Inc.*	7,041	14,927
Voyager Therapeutics, Inc.*	5,663	43,888
Werewolf Therapeutics, Inc.(x)*	3,751	8,027
X4 Pharmaceuticals, Inc.(x)*	21,252	23,165
XBiotech, Inc.(x)*	4,215	17,366
Xenon Pharmaceuticals, Inc.*	28,989	990,264
Xilio Therapeutics, Inc.(x)*	3,688	7,782
XOMA Corp.*	1,371	19,317
Y-mAbs Therapeutics, Inc.*	6,430	35,044
Zura Bio Ltd., Class A(x)*	2,109	13,919
Zymeworks, Inc.(x)*	9,604	60,889

		18,965,648

Health Care Equipment & Supplies (4.7%)
Accuray, Inc.*	16,532	44,967
AngioDynamics, Inc.*	6,724	49,152
Apyx Medical Corp.(x)*	5,130	16,416
Artivion, Inc.*	7,060	107,030
Axogen, Inc.*	7,524	37,620
Axonics, Inc.*	9,511	533,757
Beyond Air, Inc.(x)*	4,817	11,127
BioSig Technologies, Inc.(x)*	10,337	5,058
Bioventus, Inc., Class A(x)*	5,726	18,896
Butterfly Network, Inc.(x)*	24,725	29,175
Cerus Corp.*	31,955	51,767
ClearPoint Neuro, Inc.(x)*	4,309	21,588
Co-Diagnostics, Inc.(x)*	5,304	5,622
Cue Health, Inc.*	20,895	9,242
Cutera, Inc.(x)*	3,290	19,806
CVRx, Inc.(x)*	48,650	738,020
CytoSorbents Corp.(x)*	7,170	13,480
DarioHealth Corp.(x)*	4,429	14,527
Delcath Systems, Inc.(x)*	1,477	5,982
Eargo, Inc.*	966	2,125
Electromed, Inc.*	1,453	15,097
enVVeno Medical Corp.(x)*	1,113	5,999
FONAR Corp.*	1,188	18,295
Hyperfine, Inc., Class A(x)*	8,904	18,253
Inogen, Inc.*	4,391	22,921
iRadimed Corp.	1,332	59,101
IRIDEX Corp.*	2,651	6,734
Kewaunee Scientific Corp.*	471	8,337
KORU Medical Systems, Inc.(x)*	6,507	17,569
LeMaitre Vascular, Inc.	3,569	194,439
LENSAR, Inc.*	1,002	3,096
Lucid Diagnostics, Inc.(x)*	1,054	1,233
Nano-X Imaging Ltd.(x)*	8,594	56,377
Neuronetics, Inc.*	4,530	6,115
NeuroPace, Inc.*	1,976	19,226
OraSure Technologies, Inc.*	13,008	77,137
Orchestra BioMed Holdings, Inc.(x)*	2,587	22,559
Orthofix Medical, Inc.*	6,355	81,725
OrthoPediatrics Corp.*	2,885	92,320
Precision Optics Corp., Inc.*	364	2,246
Pro-Dex, Inc.*	388	6,092
ProSomnus, Inc.(x)*	328	361
Pulmonx Corp.*	6,626	68,447
Pulse Biosciences, Inc.(x)*	3,020	12,171
Retractable Technologies, Inc.(x)*	2,885	3,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Medical, Inc.(x)*	2,330	$4,846
RxSight, Inc.*	71,469	1,993,270
Sanara Medtech, Inc.(x)*	712	22,165
Semler Scientific, Inc.*	935	23,721
Sensus Healthcare, Inc.*	2,905	8,047
SI-BONE, Inc.*	6,288	133,557
Sight Sciences, Inc.*	4,067	13,706
Sonendo, Inc.(x)*	7,374	5,500
Stereotaxis, Inc.(x)*	10,689	16,889
Strata Skin Sciences, Inc.(x)*	3,895	2,317
Surmodics, Inc.*	2,466	79,134
Tactile Systems Technology, Inc.*	4,184	58,785
Tela Bio, Inc.*	2,960	23,680
TransMedics Group, Inc.*	17,641	965,845
UFP Technologies, Inc.*	1,272	205,364
Utah Medical Products, Inc.	620	53,320
Vicarious Surgical, Inc., Class A*	13,130	7,756
Vivani Medical, Inc.(x)*	3,427	3,496
VolitionRX Ltd.(x)*	8,352	5,754
Zimvie, Inc.*	4,614	43,418
Zynex, Inc.(x)*	3,405	27,240

		6,252,450

Health Care Providers & Services (0.7%)
Accolade, Inc.*	12,255	129,658
AirSculpt Technologies, Inc.(x)*	2,112	14,446
Aveanna Healthcare Holdings, Inc.*	9,464	11,262
Biodesix, Inc.*	4,397	7,255
CareMax, Inc.(x)*	13,161	27,901
Castle Biosciences, Inc.*	4,492	75,870
Cosmos Health, Inc.(x)*	1,817	2,853
Cross Country Healthcare, Inc.*	6,215	154,070
Cryo-Cell International, Inc.(x)*	895	4,708
DocGo, Inc.*	13,757	73,325
Enzo Biochem, Inc.(x)*	6,941	9,717
Etao International Co. Ltd.(x)*	9,665	3,190
Great Elm Group, Inc.(x)*	1,972	4,220
InfuSystem Holdings, Inc.*	3,200	30,848
Invitae Corp.(x)*	45,911	27,785
Joint Corp. (The)*	2,681	24,102
P3 Health Partners, Inc.(x)*	7,643	11,235
Pennant Group, Inc. (The)*	5,154	57,364
PetIQ, Inc., Class A*	4,859	95,722
Psychemedics Corp.	874	3,470
Quipt Home Medical Corp.(x)*	7,198	36,638
Sonida Senior Living, Inc.*	661	5,942
Viemed Healthcare, Inc.*	6,045	40,683

		852,264

Health Care Technology (0.3%)
Akili, Inc., Class A*	7,944	4,360
Augmedix, Inc.*	3,716	19,137
Better Therapeutics, Inc.(x)*	1,113	429
CareCloud, Inc.(x)*	1,707	1,963
Computer Programs and Systems, Inc.*	2,510	40,009
Forian, Inc.(x)*	3,016	6,877
HealthStream, Inc.	4,448	95,988
iCAD, Inc.(x)*	3,901	8,231
LifeMD, Inc.(x)*	3,979	24,869
OptimizeRx Corp.*	3,128	24,336
Sharecare, Inc.*	54,768	51,504
Simulations Plus, Inc.	2,854	119,012
Streamline Health Solutions, Inc.*	6,316	6,111
Tabula Rasa HealthCare, Inc.*	3,307	34,095

		436,921

Life Sciences Tools & Services (2.1%)
Akoya Biosciences, Inc.*	3,965	18,437
Alpha Teknova, Inc.(x)*	1,137	3,172
BioLife Solutions, Inc.*	6,279	86,713
Champions Oncology, Inc.*	1,254	7,800
ChromaDex Corp.(x)*	10,280	15,009
Codexis, Inc.*	12,541	23,702
Harvard Bioscience, Inc.*	7,335	31,541
Inotiv, Inc.*	3,512	10,817
MaxCyte, Inc.*	15,663	48,869
Miromatrix Medical, Inc.(x)*	4,197	5,078
NanoString Technologies, Inc.(x)*	8,888	15,287
Nautilus Biotechnology, Inc., Class A*	8,888	28,086
OmniAb, Inc.*	16,703	86,689
Pacific Biosciences of California, Inc.*	110,049	918,909
Personalis, Inc.*	7,425	8,984
PhenomeX, Inc.*	16,279	16,248
Quanterix Corp.*	49,185	1,334,881
Quantum-Si, Inc.*	17,951	29,799
Rapid Micro Biosystems, Inc., Class A*	3,534	3,817
Seer, Inc., Class A*	11,000	24,310
Singular Genomics Systems, Inc.*	10,708	4,080
Standard BioTools, Inc.*	13,787	39,982
Telesis Bio, Inc.*	1,827	1,900

		2,764,110

Pharmaceuticals (3.7%)
Aclaris Therapeutics, Inc.*	56,865	389,525
AN2 Therapeutics, Inc.(x)*	1,238	19,907
Anebulo Pharmaceuticals, Inc.(x)*	366	1,168
ANI Pharmaceuticals, Inc.*	2,625	152,408
Aquestive Therapeutics, Inc.(x)*	7,760	11,873
Assertio Holdings, Inc.(x)*	15,781	40,399
Atea Pharmaceuticals, Inc.*	13,760	41,280
Athira Pharma, Inc.*	5,863	11,843
Biote Corp., Class A*	2,240	11,469
Bright Green Corp.(x)*	11,241	4,450
Cara Therapeutics, Inc.*	8,807	14,796
Citius Pharmaceuticals, Inc.(x)*	23,040	15,769
Clearside Biomedical, Inc.(x)*	10,848	9,437
Cognition Therapeutics, Inc.(x)*	4,109	5,917
Collegium Pharmaceutical, Inc.*	6,263	139,978
CorMedix, Inc.(x)*	9,379	34,702
Cymabay Therapeutics, Inc.*	17,601	262,431
Dare Bioscience, Inc.(x)*	14,808	6,838
Durect Corp.(x)*	4,557	11,347
Edgewise Therapeutics, Inc.*	7,870	45,095
Enliven Therapeutics, Inc.(x)*	4,204	57,427
Esperion Therapeutics, Inc.(x)*	16,738	16,403
Eton Pharmaceuticals, Inc.(x)*	3,691	15,391
Evolus, Inc.*	7,496	68,513
Eyenovia, Inc.(x)*	5,127	8,511
EyePoint Pharmaceuticals, Inc.(x)*	4,693	37,497
Fulcrum Therapeutics, Inc.(x)*	10,277	45,630
Harrow, Inc.*	5,290	76,017
Ikena Oncology, Inc.*	4,512	19,537
Intra-Cellular Therapies, Inc.*	9,982	519,962
Journey Medical Corp.(x)*	682	1,869
KALA BIO, Inc.*	371	3,302
Liquidia Corp.(x)*	8,519	54,010
Longboard Pharmaceuticals, Inc.(x)*	2,918	16,224
Lyra Therapeutics, Inc.*	3,519	13,759
Marinus Pharmaceuticals, Inc.(x)*	8,976	72,257
MediWound Ltd.*	1,004	10,683
Mind Medicine MindMed, Inc.*	6,584	20,608
MyMD Pharmaceuticals, Inc.(x)*	7,406	4,384
NGM Biopharmaceuticals, Inc.*	8,183	8,756
Nuvation Bio, Inc.*	25,975	34,807
Ocular Therapeutix, Inc.*	14,378	45,147
Ocuphire Pharma, Inc.(x)*	3,498	11,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Omeros Corp.(x)*	10,558	$30,829
Optinose, Inc.(x)*	12,400	15,252
Oramed Pharmaceuticals, Inc.(x)*	6,632	17,310
Phathom Pharmaceuticals, Inc.*	5,569	57,751
Phibro Animal Health Corp., Class A	3,662	46,764
ProPhase Labs, Inc.(x)*	2,246	9,815
Rain Oncology, Inc.*	3,207	2,764
Relmada Therapeutics, Inc.*	4,709	14,127
Reviva Pharmaceuticals Holdings, Inc.(x)*	2,501	12,205
RVL Pharmaceuticals plc(x)*	10,044	870
Scilex Holding Co.*	10,878	15,229
scPharmaceuticals, Inc.(x)*	5,334	37,978
SCYNEXIS, Inc.(x)*	6,503	14,827
SIGA Technologies, Inc.	8,118	42,619
Tarsus Pharmaceuticals, Inc.*	4,247	75,469
Terns Pharmaceuticals, Inc.(x)*	7,557	38,012
TherapeuticsMD, Inc.*	1,265	3,820
Theravance Biopharma, Inc.*	10,183	87,879
Theseus Pharmaceuticals, Inc.*	3,801	10,225
Third Harmonic Bio, Inc.(x)*	3,629	23,189
Trevi Therapeutics, Inc.(x)*	7,792	16,987
Ventyx Biosciences, Inc.*	49,702	1,726,150
Verrica Pharmaceuticals, Inc.(x)*	3,925	15,249
WaVe Life Sciences Ltd.(x)*	10,455	60,116
Xeris Biopharma Holdings, Inc.*	23,517	43,742
Zevra Therapeutics, Inc.(x)*	6,127	29,532

		4,841,754

Total Health Care		34,113,147

Industrials (14.7%)
Aerospace & Defense (2.6%)
AAR Corp.*	22,358	1,330,972
AeroVironment, Inc.*	12,993	1,449,109
AerSale Corp.*	4,614	68,933
Archer Aviation, Inc., Class A(x)*	27,597	139,641
Astronics Corp.*	4,693	74,431
Byrna Technologies, Inc.(x)*	3,242	7,262
Cadre Holdings, Inc.(x)	3,467	92,396
CPI Aerostructures, Inc.*	1,982	6,620
Ducommun, Inc.*	2,357	102,553
Innovative Solutions and Support, Inc.*	1,930	14,668
National Presto Industries, Inc.	923	66,881
Park Aerospace Corp.	3,355	52,103
Redwire Corp.(x)*	1,559	4,505
Terran Orbital Corp.(x)*	15,978	13,300
VirTra, Inc.*	1,928	10,758

		3,434,132

Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	4,001
Radiant Logistics, Inc.*	6,652	37,584

		41,585

Building Products (0.9%)
Alpha Pro Tech Ltd.*	1,993	8,650
Caesarstone Ltd.*	3,863	16,534
Hayward Holdings, Inc.*	67,031	945,137
Insteel Industries, Inc.	3,362	109,130
Molekule Group, Inc.*	3,724	540
Quanex Building Products Corp.	5,973	168,259

		1,248,250

Commercial Services & Supplies (1.3%)
ACCO Brands Corp.	16,810	96,489
Acme United Corp.	401	11,986
Aqua Metals, Inc.(x)*	17,114	19,339
ARC Document Solutions, Inc.	6,711	21,341
Aris Water Solutions, Inc., Class A	5,490	54,790
BrightView Holdings, Inc.*	7,521	58,288
CECO Environmental Corp.*	5,383	85,967
CompX International, Inc.	287	5,335
Ennis, Inc.	4,595	97,506
Enviri Corp.*	14,263	102,979
Fuel Tech, Inc.(x)*	4,305	5,080
GEO Group, Inc. (The)*	21,574	176,475
Heritage-Crystal Clean, Inc.*	3,190	144,667
Interface, Inc., Class A	10,466	102,672
LanzaTech Global, Inc.*	3,839	17,928
Liquidity Services, Inc.*	4,162	73,334
Montrose Environmental Group, Inc.*	4,982	145,773
NL Industries, Inc.	1,496	7,106
Odyssey Marine Exploration, Inc., Class B(x)*	3,340	12,492
Performant Financial Corp.*	11,772	26,605
Perma-Fix Environmental Services, Inc.(x)*	2,218	23,178
Quad/Graphics, Inc.*	5,512	27,725
Quest Resource Holding Corp.*	3,171	23,465
SP Plus Corp.*	3,535	127,614
Viad Corp.*	3,651	95,656
Virco Mfg. Corp.*	2,240	17,786
VSE Corp.	2,312	116,617

		1,698,193

Construction & Engineering (3.8%)
Argan, Inc.	2,295	104,468
Bowman Consulting Group Ltd., Class A(x)*	1,889	52,949
Concrete Pumping Holdings, Inc.*	4,626	39,691
Eneti, Inc.	4,383	44,181
Great Lakes Dredge & Dock Corp.*	11,947	95,218
IES Holdings, Inc.*	1,473	97,026
INNOVATE Corp.(x)*	9,825	15,916
Limbach Holdings, Inc.*	1,660	52,672
Matrix Service Co.*	4,736	55,885
MYR Group, Inc.*	9,058	1,220,656
Northwest Pipe Co.*	1,788	53,944
Orion Group Holdings, Inc.*	5,210	27,926
Primoris Services Corp.	33,327	1,090,793
Southland Holdings, Inc.(x)*	680	4,128
Sterling Infrastructure, Inc.*	27,076	1,989,544
Tutor Perini Corp.*	7,733	60,549

		5,005,546

Electrical Equipment (0.7%)
Allient, Inc.	2,340	72,353
American Superconductor Corp.(x)*	5,186	39,154
Amprius Technologies, Inc.*	1,008	4,778
Babcock & Wilcox Enterprises, Inc.*	10,492	44,171
Beam Global(x)*	2,468	18,214
Blink Charging Co.(x)*	9,760	29,866
Broadwind, Inc.*	3,525	11,280
Dragonfly Energy Holdings Corp.(x)*	4,839	7,452
Energy Vault Holdings, Inc.(x)*	17,745	45,250
Eos Energy Enterprises, Inc.(x)*	19,183	41,243
Espey Mfg. & Electronics Corp.	346	5,588
ESS Tech, Inc.(x)*	17,129	32,202
Expion360, Inc.(x)*	688	2,931
Flux Power Holdings, Inc.(x)*	1,894	6,515
FTC Solar, Inc.(x)*	11,986	15,342
Ideal Power, Inc.*	1,033	10,113
LSI Industries, Inc.	4,657	73,953
NeoVolta, Inc.(x)*	5,298	13,192
Orion Energy Systems, Inc.*	5,137	6,473
Pioneer Power Solutions, Inc.*	1,085	6,792
Powell Industries, Inc.	1,630	135,127
Preformed Line Products Co.	439	71,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Servotronics, Inc.*	158	$1,740
SES AI Corp.(x)*	22,478	51,025
SKYX Platforms Corp.(x)*	10,643	15,113
Thermon Group Holdings, Inc.*	6,049	166,166
TPI Composites, Inc.(x)*	7,614	20,177
Ultralife Corp.(x)*	1,687	16,465

		964,048

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	1,494	65,512
Daseke, Inc.*	7,335	37,628
FTAI Infrastructure, Inc.	17,921	57,706
PAM Transportation Services, Inc.*	1,161	25,020
Patriot Transportation Holding, Inc.*	316	2,683
TuSimple Holdings, Inc., Class A(x)*	29,572	46,132
Universal Logistics Holdings, Inc.	1,186	29,863

		264,544

Machinery (1.4%)
374Water, Inc.(x)*	11,071	13,728
Blue Bird Corp.*	3,125	66,719
CIRCOR International, Inc.*	3,675	204,881
Columbus McKinnon Corp.	5,089	177,657
Commercial Vehicle Group, Inc.*	5,723	44,410
Douglas Dynamics, Inc.	4,070	122,833
Eastern Co. (The)	982	17,823
FreightCar America, Inc.*	2,584	6,899
Gencor Industries, Inc.*	1,869	26,409
Graham Corp.*	1,770	29,382
Hurco Cos., Inc.	1,166	26,153
Hydrofarm Holdings Group, Inc.(x)*	7,532	9,189
Hyliion Holdings Corp.(x)*	26,220	30,940
Hyster-Yale Materials Handling, Inc.	1,962	87,466
L B Foster Co., Class A*	1,882	35,589
LS Starrett Co. (The), Class A*	1,135	12,201
Luxfer Holdings plc	4,931	64,350
Manitex International, Inc.*	2,617	12,221
Manitowoc Co., Inc. (The)*	6,293	94,710
Mayville Engineering Co., Inc.*	1,919	21,051
Microvast Holdings, Inc.*	18,607	35,167
Miller Industries, Inc.	2,039	79,949
Nauticus Robotics, Inc.(x)*	3,209	5,680
NN, Inc.(x)*	8,228	15,304
Park-Ohio Holdings Corp.	1,458	29,029
Perma-Pipe International Holdings, Inc.(x)*	1,217	9,943
REV Group, Inc.	5,675	90,800
Shyft Group, Inc. (The)	6,140	91,916
Taylor Devices, Inc.*	527	11,225
Titan International, Inc.*	9,424	126,564
Twin Disc, Inc.*	1,884	25,849
Velo3D, Inc.(x)*	15,402	24,027
Wabash National Corp.	8,497	179,457

		1,829,521

Marine Transportation (0.2%)
Eagle Bulk Shipping, Inc.(x)	1,681	70,652
Genco Shipping & Trading Ltd.	7,625	106,674
Himalaya Shipping Ltd.*	1,600	7,728
Navios Maritime Holdings, Inc.*	3,202	6,404
Pangaea Logistics Solutions Ltd.(x)	6,467	38,026
Safe Bulkers, Inc.	12,224	39,606

		269,090

Passenger Airlines (0.1%)
Blade Air Mobility, Inc.(x)*	10,970	28,412
Hawaiian Holdings, Inc.*	9,236	58,464
Mesa Air Group, Inc.*	6,646	5,709

		92,585

Professional Services (3.0%)
Asure Software, Inc.*	3,510	33,205
Barrett Business Services, Inc.	1,196	107,927
BGSF, Inc.	1,891	18,173
BlackSky Technology, Inc., Class A(x)*	22,211	25,987
CRA International, Inc.	1,216	122,524
DLH Holdings Corp.*	1,287	15,019
FiscalNote Holdings, Inc.*	10,816	22,497
Fiverr International Ltd.*	19,440	475,697
Forrester Research, Inc.*	2,118	61,210
Franklin Covey Co.*	2,097	90,003
Heidrick & Struggles International, Inc.	3,530	88,321
HireQuest, Inc.	880	13,578
Hudson Global, Inc.*	452	8,760
IBEX Holdings Ltd.*	1,947	30,081
ICF International, Inc.	11,026	1,332,051
Innodata, Inc.(x)*	4,580	39,068
Kelly Services, Inc., Class A	5,766	104,884
Mastech Digital, Inc.*	701	6,309
Mistras Group, Inc.*	3,569	19,451
Professional Diversity Network, Inc.(x)*	1,118	2,862
RCM Technologies, Inc.*	1,191	23,272
Resources Connection, Inc.	5,863	87,417
Skillsoft Corp.(x)*	16,238	14,393
StarTek, Inc.(x)*	2,865	9,311
Steel Connect, Inc.*	673	7,201
TrueBlue, Inc.*	5,494	80,597
Upwork, Inc.*	37,528	426,318
Verra Mobility Corp., Class A*	31,307	585,441
Where Food Comes From, Inc.(x)*	454	6,424
Willdan Group, Inc.*	2,188	44,701

		3,902,682

Trading Companies & Distributors (0.5%)
Alta Equipment Group, Inc.	4,125	49,747
BlueLinx Holdings, Inc.*	1,575	129,292
Distribution Solutions Group, Inc.*	1,607	41,782
DXP Enterprises, Inc.*	2,552	89,167
EVI Industries, Inc.(x)*	892	22,139
Hudson Technologies, Inc.*	7,873	104,711
Karat Packaging, Inc.	1,059	24,421
Mega Matrix Corp.(x)*	4,460	3,922
Titan Machinery, Inc.*	3,677	97,735
Transcat, Inc.*	1,339	131,182
Willis Lease Finance Corp.*	583	24,661

		718,759

Total Industrials		19,468,935

Information Technology (16.6%)
Communications Equipment (0.8%)
Applied Optoelectronics, Inc.(x)*	5,030	55,179
Aviat Networks, Inc.*	1,998	62,338
BK Technologies Corp.	493	6,125
CalAmp Corp.*	6,154	2,496
Calix, Inc.*	8,689	398,304
Cambium Networks Corp.(x)*	2,041	14,960
Casa Systems, Inc.(x)*	6,101	5,171
Clearfield, Inc.(x)*	2,364	67,752
ClearOne, Inc.	2,493	1,894
Comtech Telecommunications Corp.	4,842	42,367
Digi International, Inc.*	6,286	169,722
DZS, Inc.(x)*	4,134	8,681
EMCORE Corp.*	10,063	4,785
Franklin Wireless Corp.*	1,279	4,067
Genasys, Inc.(x)*	6,263	12,589
KVH Industries, Inc.*	3,157	16,101
Lantronix, Inc.*	5,020	22,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NETGEAR, Inc.*	5,249	$66,085
Network-1 Technologies, Inc.	2,781	6,507
Ondas Holdings, Inc.(x)*	8,472	5,164
Optical Cable Corp.*	787	2,353
PCTEL, Inc.	3,230	13,437
Ribbon Communications, Inc.*	15,822	42,403

		1,030,819

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc.(x)*	3,801	25,315
Aeva Technologies, Inc.*	15,101	11,551
Airgain, Inc.*	1,563	5,736
Akoustis Technologies, Inc.(x)*	12,972	9,767
AmpliTech Group, Inc.*	1,243	2,548
Arlo Technologies, Inc.*	15,647	161,164
Bel Fuse, Inc., Class B	1,890	90,191
ClearSign Technologies Corp.(x)*	4,663	5,083
Climb Global Solutions, Inc.	732	31,483
Coda Octopus Group, Inc.*	1,107	6,863
CPS Technologies Corp.(x)*	2,100	5,838
Daktronics, Inc.*	6,827	60,897
Data I/O Corp.*	1,686	6,424
Evolv Technologies Holdings, Inc.(x)*	20,276	98,541
FARO Technologies, Inc.*	3,418	52,056
Focus Universal, Inc.*	4,929	9,562
Frequency Electronics, Inc.	1,242	8,619
Identiv, Inc.*	3,997	33,735
Interlink Electronics, Inc.*	127	1,152
Iteris, Inc.(x)*	7,607	31,493
Key Tronic Corp.*	1,627	7,273
Kimball Electronics, Inc.*	4,344	118,939
LightPath Technologies, Inc., Class A*	6,416	9,303
Lightwave Logic, Inc.(x)*	20,563	91,917
Luna Innovations, Inc.(x)*	5,928	34,738
MicroVision, Inc.(x)*	32,169	70,450
Movella Holdings, Inc.*	2,259	1,211
M-Tron Industries, Inc.*	529	9,361
Napco Security Technologies, Inc.	5,693	126,669
Neonode, Inc.*	2,215	3,544
nLight, Inc.*	7,845	81,588
OSI Systems, Inc.*	12,614	1,488,957
Ouster, Inc.*	5,448	27,458
Powerfleet, Inc.*	6,600	13,662
Presto Automation, Inc.(x)*	587	839
Research Frontiers, Inc.(x)*	6,658	7,191
RF Industries Ltd.*	1,379	4,151
Richardson Electronics Ltd.(x)	2,085	22,789
ScanSource, Inc.*	4,491	136,122
SmartRent, Inc., Class A(x)*	33,313	86,947
Sobr Safe, Inc.(x)*	1,748	1,923
Sono-Tek Corp.(x)*	1,315	6,904
Vishay Precision Group, Inc.*	2,228	74,816
Vuzix Corp.(x)*	10,543	38,271
Wrap Technologies, Inc.(x)*	5,101	7,651

		3,130,692

IT Services (1.0%)
Backblaze, Inc., Class A*	3,797	20,883
BigBear.ai Holdings, Inc.(x)*	5,061	7,642
Brightcove, Inc.*	7,585	24,955
Castellum, Inc.(x)*	4,218	971
Computer Task Group, Inc.*	2,557	26,414
Crexendo, Inc.	2,302	4,857
CSP, Inc.	571	9,992
DecisionPoint Systems, Inc.*	944	4,720
Fastly, Inc., Class A*	40,706	780,334
Glimpse Group, Inc. (The)(x)*	1,919	3,531
Grid Dynamics Holdings, Inc.*	9,966	121,386
Hackett Group, Inc. (The)	4,493	105,990
Information Services Group, Inc.	6,195	27,134
OMNIQ Corp.(x)*	916	1,475
PFSweb, Inc.	2,999	22,313
Rackspace Technology, Inc.(x)*	11,408	26,809
Research Solutions, Inc.*	3,248	8,023
Tucows, Inc., Class A(x)*	1,796	36,656
Unisys Corp.*	11,794	40,689

		1,274,774

Semiconductors & Semiconductor Equipment (4.7%)
ACM Research, Inc., Class A*	8,683	157,206
Aehr Test Systems(x)*	48,945	2,236,786
Alpha & Omega Semiconductor Ltd.*	4,195	125,179
Amtech Systems, Inc.*	2,197	16,741
Atomera, Inc.(x)*	3,661	22,918
AXT, Inc.*	7,785	18,684
CEVA, Inc.*	4,196	81,360
Credo Technology Group Holding Ltd.*	34,915	532,454
CVD Equipment Corp.*	957	6,555
eMagin Corp.*	14,216	28,290
Everspin Technologies, Inc.*	3,567	35,064
GSI Technology, Inc.*	3,416	9,257
Ichor Holdings Ltd.*	5,158	159,692
indie Semiconductor, Inc., Class A*	24,901	156,876
inTEST Corp.*	1,978	30,006
Kopin Corp.*	19,730	24,071
Navitas Semiconductor Corp., Class A*	19,778	137,457
NVE Corp.	855	70,230
Photronics, Inc.*	24,724	499,672
Pixelworks, Inc.*	10,299	11,638
QuickLogic Corp.(x)*	2,387	20,528
Rambus, Inc.*	29,591	1,650,882
SkyWater Technology, Inc.*	3,008	18,108
SMART Global Holdings, Inc.*	8,665	210,993
SPI Energy Co. Ltd.*	3,408	2,709
Transphorm, Inc.(x)*	5,050	11,211

		6,274,567

Software (7.6%)
8x8, Inc.*	21,160	53,323
A10 Networks, Inc.	12,664	190,340
Agilysys, Inc.*	6,188	409,398
Alkami Technology, Inc.*	30,825	561,632
American Software, Inc., Class A	5,786	66,308
Applied Digital Corp.(x)*	12,318	76,864
Arteris, Inc.*	3,069	19,979
AudioEye, Inc.(x)*	1,261	6,242
AvePoint, Inc.*	27,745	186,446
Aware, Inc.*	2,558	3,530
Bit Digital, Inc.(x)*	13,230	28,312
BTCS, Inc.(r)*	650	—
Cerence, Inc.*	39,187	798,239
Cipher Mining, Inc.(x)*	7,168	16,701
Cleanspark, Inc.(x)*	19,968	76,078
Clear Secure, Inc., Class A	17,250	328,440
CoreCard Corp.(x)*	1,272	25,440
Couchbase, Inc.*	6,091	104,522
CS Disco, Inc.*	3,990	26,494
CXApp, Inc.*	366	662
CYNGN, Inc.(x)*	2,513	1,206
Dave, Inc.*	1,161	7,372
Digimarc Corp.(x)*	2,553	82,947
Ebix, Inc.(x)	4,792	47,345
eGain Corp.*	4,028	24,692
Expensify, Inc., Class A*	10,215	33,199
Intellicheck, Inc.(x)*	3,165	7,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Issuer Direct Corp.*	540	$10,152
JFrog Ltd.*	56,361	1,429,315
Kaltura, Inc.*	15,539	26,882
LivePerson, Inc.*	12,982	50,500
LiveVox Holdings, Inc.(x)*	3,987	13,317
Mawson Infrastructure Group, Inc.(x)*	2,145	1,179
Mitek Systems, Inc.*	7,720	82,758
Near Intelligence, Inc.(x)*	1,098	269
NextNav, Inc.(x)*	9,733	50,028
Olo, Inc., Class A*	57,157	346,371
ON24, Inc.	6,066	38,398
OneSpan, Inc.*	7,284	78,303
Park City Group, Inc.(x)	2,257	19,771
Porch Group, Inc.*	13,116	10,527
Quantum Computing, Inc.(x)*	4,106	4,434
Red Violet, Inc.(x)*	1,993	39,880
Rekor Systems, Inc.(x)*	9,761	27,526
Rimini Street, Inc.*	9,368	20,610
Smith Micro Software, Inc.(x)*	10,184	12,323
SoundHound AI, Inc., Class A(x)*	24,969	50,188
SoundThinking, Inc.*	1,715	30,699
SRAX, Inc.(x)*	4,308	258
Telos Corp.*	8,915	21,307
Terawulf, Inc.(x)*	24,391	30,733
Upland Software, Inc.*	5,162	23,848
Varonis Systems, Inc., Class B*	36,184	1,105,059
Veritone, Inc.(x)*	4,782	12,338
Viant Technology, Inc., Class A*	2,496	13,978
Weave Communications, Inc.*	111,044	905,009
Xperi, Inc.*	7,662	75,547
Yext, Inc.*	102,686	650,002
Zeta Global Holdings Corp., Class A*	70,691	590,270
Zuora, Inc., Class A*	127,135	1,047,592

		10,002,108

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.(x)*	1,202	15,025
CompoSecure, Inc.(x)*	2,808	18,112
CPI Card Group, Inc.(x)*	803	14,871
Eastman Kodak Co.*	10,086	42,462
Immersion Corp.	5,657	37,393
Intevac, Inc.*	4,801	14,931
Movano, Inc.*	6,200	6,758
One Stop Systems, Inc.(x)*	2,362	4,370
Quantum Corp.*	10,494	6,401
Sonim Technologies, Inc.*	3,824	2,591
TransAct Technologies, Inc.*	1,536	9,861
Turtle Beach Corp.*	2,743	24,893

		197,668

Total Information Technology		21,910,628

Materials (1.9%)
Chemicals (0.7%)
Advanced Emissions Solutions, Inc.*	3,790	6,746
AdvanSix, Inc.	4,777	148,469
Alto Ingredients, Inc.(x)*	13,136	58,061
American Vanguard Corp.	4,868	53,207
Aspen Aerogels, Inc.*	9,104	78,295
Core Molding Technologies, Inc.*	1,400	39,886
Danimer Scientific, Inc., Class A(x)*	15,498	32,081
Flexible Solutions International, Inc.	1,478	4,020
FutureFuel Corp.	4,752	34,072
Hawkins, Inc.	3,473	204,386
Intrepid Potash, Inc.*	1,882	47,351
Koppers Holdings, Inc.	3,646	144,199
Northern Technologies International Corp.	1,365	18,250
Origin Materials, Inc.(x)*	21,297	27,260
Rayonier Advanced Materials, Inc.*	11,621	41,139
Valhi, Inc.(x)	406	5,384

		942,806

Construction Materials (0.1%)
Smith-Midland Corp.*	777	14,724
United States Lime & Minerals, Inc.	375	75,375

		90,099

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,567	117,746
Ranpak Holdings Corp., Class A*	7,795	42,405

		160,151

Metals & Mining (0.9%)
5E Advanced Materials, Inc.(x)*	7,359	16,631
Ampco-Pittsburgh Corp.*	2,567	6,751
Ascent Industries Co.(x)*	1,236	10,963
Caledonia Mining Corp. plc(x)	3,061	30,181
Contango ORE, Inc.(x)*	683	12,390
Dakota Gold Corp.*	10,027	25,870
Friedman Industries, Inc.	1,179	15,799
Gold Resource Corp.	13,985	5,986
Haynes International, Inc.	2,248	104,577
i-80 Gold Corp.*	35,066	53,651
Idaho Strategic Resources, Inc.*	1,800	9,072
Ivanhoe Electric, Inc.(x)*	10,095	120,130
NioCorp Developments Ltd.*	354	1,285
Olympic Steel, Inc.	1,795	100,897
Perpetua Resources Corp.*	6,544	21,333
Piedmont Lithium, Inc.*	3,242	128,707
PolyMet Mining Corp.*	6,237	12,973
Ramaco Resources, Inc., Class A(x)	3,920	43,081
Ramaco Resources, Inc., Class B	895	10,677
Schnitzer Steel Industries, Inc., Class A	4,613	128,472
SunCoke Energy, Inc.	15,140	153,671
TimkenSteel Corp.*	7,784	169,068
Tredegar Corp.	4,599	24,881
Universal Stainless & Alloy Products, Inc.*	1,514	19,849
US Gold Corp.*	1,169	3,636
US Goldmining, Inc.(x)*	346	2,782

		1,233,313

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,006	108,968
Glatfelter Corp.*	7,866	15,732

		124,700

Total Materials		2,551,069

Real Estate (1.9%)
Diversified REITs (0.3%)
Alpine Income Property Trust, Inc. (REIT)	2,388	39,068
CTO Realty Growth, Inc. (REIT)	3,985	64,597
Gladstone Commercial Corp. (REIT)	7,332	89,157
Modiv Industrial, Inc. (REIT), Class C	1,289	21,513
NexPoint Diversified Real Estate Trust (REIT)	5,460	47,557
One Liberty Properties, Inc. (REIT)	2,914	54,987
Star Holdings (REIT)*	2,279	28,533

		345,412

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	42,776	82,986
Global Medical REIT, Inc. (REIT)	11,133	99,863
Universal Health Realty Income Trust (REIT)	2,340	94,606

		277,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)(x)*	6,482	$15,492
Braemar Hotels & Resorts, Inc. (REIT)	11,644	32,254
Chatham Lodging Trust (REIT)	8,702	83,278
Hersha Hospitality Trust (REIT), Class A	5,650	55,709
Sotherly Hotels, Inc. (REIT)*	3,185	5,351

		192,084

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	12,089	34,937
Plymouth Industrial REIT, Inc. (REIT)	7,774	162,865

		197,802

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	6,957	29,567
Creative Media & Community Trust Corp. (REIT)	2,469	9,999
Franklin Street Properties Corp. (REIT)	17,474	32,327
Office Properties Income Trust (REIT)	8,585	35,198
Orion Office REIT, Inc. (REIT)	10,255	53,429
Peakstone Realty Trust (REIT)(x)	6,529	108,643
Postal Realty Trust, Inc. (REIT), Class A	3,242	43,767

		312,930

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	133	918
American Realty Investors, Inc.(x)*	258	3,772
AMREP Corp.*	498	8,378
Comstock Holding Cos., Inc., Class A*	312	1,466
Douglas Elliman, Inc.	14,418	32,585
Fathom Holdings, Inc.(x)*	1,462	5,965
Forestar Group, Inc.*	3,268	88,040
FRP Holdings, Inc.*	1,191	64,278
InterGroup Corp. (The)*	60	1,831
JW Mays, Inc.*	69	3,269
LuxUrban Hotels, Inc.(x)*	2,367	11,030
Maui Land & Pineapple Co., Inc.*	1,399	18,537
Rafael Holdings, Inc., Class B*	2,216	4,211
RE/MAX Holdings, Inc., Class A	3,111	40,256
Stratus Properties, Inc.*	1,044	28,606
Tejon Ranch Co.*	3,788	61,441
Transcontinental Realty Investors, Inc.*	347	10,625

		385,208

Residential REITs (0.2%)
Bluerock Homes Trust, Inc. (REIT)*	615	7,946
BRT Apartments Corp. (REIT)	2,119	36,595
Clipper Realty, Inc. (REIT)	2,013	10,427
UMH Properties, Inc. (REIT)	10,071	141,196

		196,164

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)(x)	4,829	101,312
NETSTREIT Corp. (REIT)	12,167	189,562
Whitestone REIT (REIT)	8,759	84,349

		375,223

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT)(x)	8,687	89,128
Gladstone Land Corp. (REIT)(x)	6,047	86,049
Global Self Storage, Inc. (REIT)(x)	1,623	7,888

		183,065

Total Real Estate		2,465,343

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B(x)	3,540	52,144
Via Renewables, Inc., Class A	461	3,342

		55,486

Gas Utilities (0.0%)†
RGC Resources, Inc.(x)	1,384	23,943

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	11,527	60,517

Multi-Utilities (0.1%)
Unitil Corp.	2,849	121,681

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,655	69,493
Cadiz, Inc.*	7,093	23,478
Consolidated Water Co. Ltd.(x)	2,731	77,670
Global Water Resources, Inc.	2,068	20,163
Pure Cycle Corp.*	3,469	33,302
York Water Co. (The)	2,569	96,312

		320,418

Total Utilities		582,045

Total Common Stocks (99.0%) (Cost $137,258,750)		131,056,451

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Disc Medicine, Inc., CVR(r)(x)*	4,122	—
OncoMed Pharmaceuticals, Inc., CVR(r)*	4,471	819

		819

Pharmaceuticals (0.0%)
Imara, Inc., CVR(r)*	2,426	—

Total Health Care		819

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	411	710

Total Industrials		710

Total Rights (0.0%)† (Cost $—)		1,529

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	39

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	450,000	450,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	400,000	$400,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	7,540,987	7,540,987
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		10,390,987

Total Short-Term Investments (7.8%) (Cost $10,390,987)		10,390,987

Total Investments in Securities (106.8%) (Cost $147,649,737)		141,449,006
Other Assets Less Liabilities (-6.8%)		(9,065,759)

Net Assets (100%)		$132,383,247

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $11,652,270. This was collateralized by $1,789,587 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/3/23 – 2/15/53 and by cash of $10,390,987 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	24	12/2023	USD	215,832	(9,360)

					(9,360)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,017,743	$—	$—		$5,017,743
Consumer Discretionary	13,286,175	10,459	—		13,296,634
Consumer Staples	5,942,158	4,006	—		5,946,164
Energy	4,258,445	—	—		4,258,445
Financials	21,430,144	16,154	—		21,446,298
Health Care	34,113,147	—	—		34,113,147
Industrials	19,451,112	17,823	—		19,468,935
Information Technology	21,910,370	258	—	(a)	21,910,628
Materials	2,551,069	—	—		2,551,069
Real Estate	2,465,343	—	—		$2,465,343
Utilities	582,045	—	—		582,045
Rights
Health Care	—	—	819		819
Industrials	—	—	710		710
Short-Term Investments
Investment Companies	10,390,987	—	—		10,390,987
Warrants
Real Estate	39	—	—		39

Total Assets	$141,398,777	$48,700	$1,529		$141,449,006

Liabilities:
Futures	$(9,360)	$—	$—		$(9,360)

Total Liabilities	$(9,360)	$—	$—		$(9,360)

Total	$141,389,417	$48,700	$1,529		$141,439,646

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,021,059
Aggregate gross unrealized depreciation	(33,297,365)

Net unrealized depreciation	$(7,276,306)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,715,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Materials (30.3%)
Aluminum (0.3%)
Norsk Hydro ASA	15,000	$94,235

Copper (2.4%)
Antofagasta plc	4,451	77,604
First Quantum Minerals Ltd.	6,697	158,223
Freeport-McMoRan, Inc.	16,296	607,678
Lundin Mining Corp.	7,468	55,698

		899,203

Diversified Metals & Mining (12.7%)
Anglo American plc	14,447	399,335
BHP Group Ltd. (ASE Stock Exchange)	38,561	1,097,081
BHP Group Ltd. (London Stock Exchange)	19,035	543,340
Boliden AB	3,087	88,847
Glencore plc	119,748	686,545
IGO Ltd.	7,748	63,067
Ivanhoe Mines Ltd., Class A*	6,926	59,355
Mineral Resources Ltd.	1,990	86,531
Pilbara Minerals Ltd.	30,679	84,818
Rio Tinto Ltd.	4,221	308,162
Rio Tinto plc	12,801	808,101
South32 Ltd.	51,679	112,639
Sumitomo Metal Mining Co. Ltd.	2,812	82,776
Teck Resources Ltd., Class B	5,181	222,994

		4,643,591

Fertilizers & Agricultural Chemicals (3.6%)
CF Industries Holdings, Inc.	2,226	190,857
Corteva, Inc.	8,082	413,475
FMC Corp.	1,425	95,432
ICL Group Ltd.	8,795	48,583
Mosaic Co. (The)	3,776	134,426
Nutrien Ltd.	5,641	348,365
OCI NV	1,191	33,230
Yara International ASA	1,897	71,878

		1,336,246

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B	6,888	94,536
West Fraser Timber Co. Ltd.	656	47,626

		142,162

Gold (4.7%)
Agnico Eagle Mines Ltd.	5,595	254,242
Barrick Gold Corp.	19,958	289,911
Endeavour Mining plc	2,096	40,559
Franco-Nevada Corp.	2,183	291,436
Kinross Gold Corp.	13,768	62,746
Newcrest Mining Ltd.	10,166	160,268
Newmont Corp. (London Stock Exchange)	6,673	246,567
Newmont Corp. (Toronto Stock Exchange)	2,363	87,265
Northern Star Resources Ltd.	13,077	87,946
Wheaton Precious Metals Corp.	5,149	208,955

		1,729,895

Paper Products (1.3%)
Holmen AB, Class B	1,059	41,272
Mondi plc	5,520	92,437
Oji Holdings Corp.(x)	9,803	41,261
Stora Enso OYJ, Class R	6,614	83,143
UPM-Kymmene OYJ	6,068	208,308

		466,421

Silver (0.2%)
Pan American Silver Corp.(x)	4,110	59,490

Steel (4.7%)
ArcelorMittal SA	5,817	146,217
BlueScope Steel Ltd.	5,128	64,094
Cleveland-Cliffs, Inc.*	5,856	91,529
Fortescue Metals Group Ltd.	19,253	258,963
JFE Holdings, Inc.	5,588	81,928
Nippon Steel Corp.(x)	9,724	228,069
Nucor Corp.	2,857	446,692
Reliance Steel & Aluminum Co.	669	175,432
Steel Dynamics, Inc.	1,826	195,784
voestalpine AG	1,310	35,788

		1,724,496

Total Materials		11,095,739

Food, Beverage & Tobacco (2.2%)
Agricultural Products & Services (2.2%)
Archer-Daniels-Midland Co.	6,193	467,076
Bunge Ltd.	1,713	185,432
Darling Ingredients, Inc.*	1,821	95,056
Wilmar International Ltd.	21,841	59,596

		807,160

Total Food, Beverage & Tobacco		807,160

Energy (67.0%)
Coal & Consumable Fuels (0.5%)
Cameco Corp.	4,923	195,325

Integrated Oil & Gas (46.3%)
BP plc	197,281	1,279,093
Cenovus Energy, Inc.	16,280	338,964
Chevron Corp.	20,628	3,478,293
Eni SpA	26,867	433,349
Equinor ASA	10,243	336,258
Exxon Mobil Corp.	45,960	5,403,977
Galp Energia SGPS SA	5,594	83,036
Imperial Oil Ltd.	2,326	143,268
Occidental Petroleum Corp.	7,604	493,348
OMV AG	1,684	80,688
Repsol SA	14,523	239,069
Shell plc	76,225	2,423,635
Suncor Energy, Inc.	14,999	515,813
TotalEnergies SE	25,564	1,684,086

		16,932,877

Oil & Gas Exploration & Production (20.2%)
Aker BP ASA	3,605	99,758
APA Corp.	3,511	144,302
ARC Resources Ltd.(x)	6,937	110,727
Canadian Natural Resources Ltd.	12,590	814,214
Chesapeake Energy Corp.	1,296	111,754
ConocoPhillips	13,758	1,648,208
Coterra Energy, Inc.	8,610	232,901
Devon Energy Corp.	7,296	348,019
Diamondback Energy, Inc.	1,956	302,945
EOG Resources, Inc.	6,650	842,954
EQT Corp.	4,112	166,865
Hess Corp.	3,142	480,726
Inpex Corp.	11,036	166,604
Marathon Oil Corp.	7,032	188,106
Ovintiv, Inc.	2,827	134,480
Pioneer Natural Resources Co.	2,658	610,144
Santos Ltd.	36,863	187,239
Texas Pacific Land Corp.	70	127,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tourmaline Oil Corp.	3,664	$184,380
Woodside Energy Group Ltd. (ASE Stock Exchange)	18,149	425,800
Woodside Energy Group Ltd. (London Stock Exchange)	3,439	79,846

		7,407,621

Total Energy		24,535,823

Total Common Stocks (99.5%) (Cost $29,809,872)		36,438,722

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	105,819	105,819

Total Short-Term Investment (0.3%) (Cost $105,819)		105,819

Total Investments in Securities (99.8%) (Cost $29,915,691)		36,544,541
Other Assets Less Liabilities (0.2%)		66,444

Net Assets (100%)		$36,610,985

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $347,687. This was collateralized by $260,208 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.403%, maturing 1/31/24 - 2/15/52 and by cash of $105,819 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	13.8%
Austria	0.6
Brazil	0.8
Burkina Faso	0.1
Canada	10.8
Chile	0.4
China	0.2
Finland	0.8
France	4.6
Israel	0.1
Italy	1.2
Japan	1.6
Luxembourg	0.4
Netherlands	6.7
Norway	1.4
Portugal	0.2
South Africa	1.1
Spain	0.6
Sweden	0.6
United Kingdom	3.5
United States	49.9
Zambia	0.4
Cash and Other	0.2

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$747,564	$59,596	$—	$807,160
Energy	17,017,362	7,518,461	—	24,535,823
Materials	4,744,178	6,351,561	—	11,095,739
Short-Term Investment
Investment Company	105,819	—	—	105,819

Total Assets	$22,614,923	$13,929,618	$—	$36,544,541

Total Liabilities	$—	$—	$—	$—

Total	$22,614,923	$13,929,618	$—	$36,544,541

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,231,228
Aggregate gross unrealized depreciation	(984,856)

Net unrealized appreciation	$6,246,372

Federal income tax cost of investments in securities and derivative instruments, if applicable	$30,298,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (84.8%)
Data Center REITs (7.3%)
Digital Core REIT Management Pte. Ltd. (REIT)	16,100	$8,533
Digital Realty Trust, Inc. (REIT)	6,692	809,866
Equinix, Inc. (REIT)	2,093	1,520,062
Keppel DC REIT (REIT)	28,408	43,225

		2,381,686

Diversified REITs (6.1%)
Abrdn Property Income Trust Ltd. (REIT)	8,553	5,103
Activia Properties, Inc. (REIT)	17	46,925
AEW UK REIT plc (REIT)(m)	3,551	4,263
Alexander & Baldwin, Inc. (REIT)	1,611	26,952
American Assets Trust, Inc. (REIT)	1,085	21,103
Argosy Property Ltd. (REIT)	18,656	12,523
Armada Hoffler Properties, Inc. (REIT)	1,497	15,329
British Land Co. plc (The) (REIT)	20,757	80,257
Broadstone Net Lease, Inc. (REIT)	4,178	59,745
Charter Hall Long Wale REIT (REIT)	14,667	30,365
Cromwell European REIT (REIT)(m)	7,093	9,599
Custodian Property Income Reit plc (REIT)	9,128	9,188
Daiwa House REIT Investment Corp. (REIT)	48	84,732
Ediston Property Investment Co. plc (REIT)	4,742	4,027
Empire State Realty Trust, Inc. (REIT), Class A	2,935	23,598
Essential Properties Realty Trust, Inc. (REIT)	3,466	74,970
Global Net Lease, Inc. (REIT)	4,325	41,563
GPT Group (The) (REIT)	42,636	106,910
Growthpoint Properties Australia Ltd. (REIT)	6,035	8,575
H&R REIT (REIT)	5,910	40,162
Hankyu Hanshin REIT, Inc. (REIT)	15	14,163
Heiwa Real Estate REIT, Inc. (REIT)	22	21,567
Hulic Reit, Inc. (REIT)	29	30,933
Icade (REIT)	730	24,126
Land Securities Group plc (REIT)	16,549	119,089
Lar Espana Real Estate SOCIMI SA (REIT)	1,330	7,790
LXI REIT plc (REIT)(m)	33,797	37,442
Merlin Properties SOCIMI SA (REIT)	7,496	63,282
Mirvac Group (REIT)	87,733	120,149
Mori Trust Reit, Inc. (REIT)	56	27,281
NIPPON REIT Investment Corp. (REIT)	10	23,889
Nomura Real Estate Master Fund, Inc. (REIT)	100	112,018
NTT UD REIT Investment Corp. (REIT)	30	27,724
OUE Commercial REIT (REIT)	47,793	8,216
Schroder REIT Ltd. (REIT)	10,974	5,503
Sekisui House Reit, Inc. (REIT)	92	51,282
SK REITs Co. Ltd. (REIT)	4,363	13,580
Star Asia Investment Corp. (REIT)	38	14,723
Stockland (REIT)	53,086	133,796
Stride Property Group (REIT)	10,775	8,202
Sunlight REIT (REIT)	24,051	7,525
Suntec REIT (REIT)	46,988	39,873
Takara Leben Real Estate Investment Corp. (REIT)	15	9,746
Tokyu REIT, Inc. (REIT)	21	25,702
United Urban Investment Corp. (REIT)	66	68,765
WP Carey, Inc. (REIT)	4,751	256,934

		1,979,189

Health Care REITs (7.6%)
Aedifica SA (REIT)	1,058	60,235
Assura plc (REIT)	65,333	33,703
CareTrust REIT, Inc. (REIT)	2,226	45,633
Cofinimmo SA (REIT)	751	51,530
Community Healthcare Trust, Inc. (REIT)	567	16,840
Health Care & Medical Investment Corp. (REIT)	8	7,800
Healthcare Realty Trust, Inc. (REIT), Class A	8,510	129,948
HealthCo REIT (REIT)(x)	9,959	9,285
Healthpeak Properties, Inc. (REIT)	12,262	225,130
Impact Healthcare REIT plc (REIT), Class B(m)	7,168	7,259
Life Science Reit plc (REIT)	7,858	6,673
LTC Properties, Inc. (REIT)	911	29,270
Medical Properties Trust, Inc. (REIT)(x)	13,299	72,480
National Health Investors, Inc. (REIT)	928	47,662
NorthWest Healthcare Properties REIT (REIT)	4,772	17,848
Omega Healthcare Investors, Inc. (REIT)	5,248	174,024
Parkway Life REIT (REIT)	8,590	23,187
Physicians Realty Trust (REIT)	5,290	64,485
Primary Health Properties plc (REIT)	29,614	33,603
Sabra Health Care REIT, Inc. (REIT)	5,144	71,707
Target Healthcare REIT plc (REIT)	13,911	12,865
Universal Health Realty Income Trust (REIT)	286	11,563
Ventas, Inc. (REIT)	8,858	373,187
Vital Healthcare Property Trust (REIT)	10,873	13,815
Welltower, Inc. (REIT)	11,137	912,343

		2,452,075

Hotel & Resort REITs (2.9%)
Apple Hospitality REIT, Inc. (REIT)	4,792	73,509
CapitaLand Ascott Trust (REIT)	50,365	35,370
CDL Hospitality Trusts (REIT)	19,487	14,826
DiamondRock Hospitality Co. (REIT)	4,673	37,524
Far East Hospitality Trust (REIT)	21,709	10,084
Hoshino Resorts REIT, Inc. (REIT)	6	26,298
Host Hotels & Resorts, Inc. (REIT)	15,843	254,597
Hotel Property Investments Ltd. (REIT)	4,257	7,472
Invincible Investment Corp. (REIT)	149	61,618
Japan Hotel REIT Investment Corp. (REIT)	100	52,262
Park Hotels & Resorts, Inc. (REIT)	4,784	58,939
Pebblebrook Hotel Trust (REIT)(x)	2,699	36,679
RLJ Lodging Trust (REIT)	3,479	34,059
Ryman Hospitality Properties, Inc. (REIT)	1,284	106,932
Service Properties Trust (REIT)	3,664	28,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Summit Hotel Properties, Inc. (REIT)	2,329	$13,508
Sunstone Hotel Investors, Inc. (REIT)	4,630	43,291
Xenia Hotels & Resorts, Inc. (REIT)	2,442	28,767

		923,911

Industrial REITs (15.2%)
Advance Logistics Investment Corp. (REIT)	15	12,637
AIMS APAC REIT (REIT)	14,053	13,364
Americold Realty Trust, Inc. (REIT)	6,051	184,011
ARGAN SA (REIT)	221	14,767
CapitaLand Ascendas REIT (REIT)	79,257	159,442
Centuria Industrial REIT (REIT)	11,671	22,587
CRE Logistics REIT, Inc. (REIT)	14	15,383
Dexus Industria REIT (REIT)	4,702	7,739
Dream Industrial REIT (REIT)(x)	5,569	52,646
EastGroup Properties, Inc. (REIT)	983	163,699
ESR Kendall Square REIT Co. Ltd. (REIT)	2,650	7,433
ESR-LOGOS REIT (REIT)	136,747	28,010
First Industrial Realty Trust, Inc. (REIT)	2,957	140,724
Frasers Logistics & Commercial Trust (REIT)(m)	63,469	49,679
GLP J-REIT (REIT)	104	93,046
Goodman Property Trust (REIT)	24,283	30,782
Granite REIT (REIT)	1,339	71,058
Industrial & Infrastructure Fund Investment Corp. (REIT)	43	39,766
Innovative Industrial Properties, Inc. (REIT)	621	46,985
Intervest Offices & Warehouses NV (REIT)	602	8,719
Japan Logistics Fund, Inc. (REIT)	20	38,798
LaSalle Logiport REIT (REIT)	42	40,302
LondonMetric Property plc (REIT)	23,707	49,751
LXP Industrial Trust (REIT)	6,439	57,307
Mapletree Industrial Trust (REIT)	43,879	72,543
Mapletree Logistics Trust (REIT)	73,566	90,410
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	11	27,640
Mitsui Fudosan Logistics Park, Inc. (REIT)	12	37,821
Montea NV (REIT)	328	23,338
Nippon Prologis REIT, Inc. (REIT)	55	102,757
Prologis, Inc. (REIT)	20,686	2,321,176
Rexford Industrial Realty, Inc. (REIT)	4,612	227,602
Segro plc (REIT)	27,441	240,861
SOSiLA Logistics REIT, Inc. (REIT)	16	13,223
STAG Industrial, Inc. (REIT)	4,023	138,834
Terreno Realty Corp. (REIT)	1,817	103,206
Tritax Big Box REIT plc (REIT)	41,919	71,501
Urban Logistics REIT plc (REIT)	10,339	13,851
Warehouse Reit plc (REIT)(m)	8,898	8,913
Warehouses De Pauw CVA (REIT)	3,556	88,124

		4,930,435

Multi-Family Residential REITs (9.5%)
Advance Residence Investment Corp. (REIT)	29	65,786
Apartment Income REIT Corp. (REIT), Class A	3,334	102,354
Apartment Investment and Management Co. (REIT), Class A*	3,296	22,413
AvalonBay Communities, Inc. (REIT)	3,176	545,446
Boardwalk REIT (REIT)	834	41,023
Camden Property Trust (REIT)	2,325	219,898
Canadian Apartment Properties REIT (REIT)(x)	3,740	124,130
Centerspace (REIT)(x)	336	20,247
Comforia Residential REIT, Inc. (REIT)	15	33,274
Daiwa Securities Living Investments Corp. (REIT)	46	34,137
Elme Communities (REIT)	1,953	26,639
Empiric Student Property plc (REIT)	13,162	14,373
Equity Residential (REIT)	8,359	490,757
Essex Property Trust, Inc. (REIT)	1,431	303,501
Home Invest Belgium SA (REIT)	218	3,669
Home Reit plc (REIT)(r)	17,110	7,546
Independence Realty Trust, Inc. (REIT)	5,015	70,561
Ingenia Communities Group (REIT)	8,198	22,138
InterRent REIT (REIT)	2,932	26,962
Irish Residential Properties REIT plc (REIT)	9,969	9,791
Kenedix Residential Next Investment Corp. (REIT)	24	36,665
Killam Apartment REIT (REIT)	2,581	33,102
Mid-America Apartment Communities, Inc. (REIT)	2,602	334,747
NexPoint Residential Trust, Inc. (REIT)	501	16,122
Nippon Accommodations Fund, Inc. (REIT)	11	46,447
Residential Secure Income plc (REIT)(m)	4,156	3,002
Samty Residential Investment Corp. (REIT)	10	7,715
Starts Proceed Investment Corp. (REIT)	6	8,785
Triple Point Social Housing REIT plc (REIT)(m)	7,995	4,897
UDR, Inc. (REIT)	7,353	262,282
UNITE Group plc (The) (REIT)	7,772	85,106
Veris Residential, Inc. (REIT)	1,758	29,007
Xior Student Housing NV (REIT)(m)	687	19,684

		3,072,206

Office REITs (7.2%)
Abacus Group (REIT)	11,210	7,532
Alexandria Real Estate Equities, Inc. (REIT)	3,844	384,784
Allied Properties REIT (REIT)	2,834	37,411
Boston Properties, Inc. (REIT)	3,515	209,072
Brandywine Realty Trust (REIT)	3,781	17,166
Centuria Office REIT (REIT)	10,280	7,535
Champion REIT (REIT)	41,274	13,598
CLS Holdings plc (REIT)	3,729	5,405
COPT Defense Properties (REIT)	2,506	59,718
Cousins Properties, Inc. (REIT)	3,390	69,054
Covivio SA (REIT)	1,192	53,056
Cromwell Property Group (REIT)	31,545	7,504
Daiwa Office Investment Corp. (REIT)	6	26,820
Derwent London plc (REIT)	2,498	58,731
Dexus (REIT)	23,940	112,363
Douglas Emmett, Inc. (REIT)(x)	3,650	46,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Easterly Government Properties, Inc. (REIT), Class A	2,089	$23,877
Gecina SA (REIT)	1,159	118,553
Global One Real Estate Investment Corp. (REIT)	23	17,669
Great Portland Estates plc (REIT)	4,825	24,596
Helical plc (REIT)	2,301	5,938
Highwoods Properties, Inc. (REIT)	2,331	48,042
Hudson Pacific Properties, Inc. (REIT)	3,069	20,409
Ichigo Office REIT Investment Corp. (REIT)	26	15,224
Inmobiliaria Colonial SOCIMI SA (REIT)	7,126	40,533
Japan Excellent, Inc. (REIT)	28	24,789
Japan Prime Realty Investment Corp. (REIT)	21	50,729
Japan Real Estate Investment Corp. (REIT)(x)	30	117,037
JBG SMITH Properties (REIT)	2,428	35,109
JR Global REIT (REIT)	2,550	7,691
Kenedix Office Investment Corp. (REIT)	17	39,360
Keppel Pacific Oak US REIT (REIT)(m)	18,832	4,143
Keppel REIT (REIT)	48,358	30,246
Kilroy Realty Corp. (REIT)	2,613	82,597
Mirai Corp. (REIT)	36	11,419
Mori Hills REIT Investment Corp. (REIT)	35	33,187
Nippon Building Fund, Inc. (REIT)	34	137,875
NSI NV (REIT)	405	7,682
One REIT, Inc. (REIT)	6	10,407
Orix JREIT, Inc. (REIT)	59	70,828
Paramount Group, Inc. (REIT)	4,111	18,993
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,744	15,421
Precinct Properties Group (REIT)	29,577	20,386
Prosperity REIT (REIT)	26,279	4,866
Regional REIT Ltd. (REIT)(m)	9,866	3,431
Sankei Real Estate, Inc. (REIT)	10	6,123
SL Green Realty Corp. (REIT)(x)	1,440	53,712
Vornado Realty Trust (REIT)	3,960	89,813
Workspace Group plc (REIT)	3,211	19,220

		2,326,228

Other Specialized REITs (3.3%)
Arena REIT (REIT)	7,243	15,647
Charter Hall Social Infrastructure REIT (REIT)	7,423	12,027
EPR Properties (REIT)	1,663	69,081
Four Corners Property Trust, Inc. (REIT)	1,926	42,738
Gaming and Leisure Properties, Inc. (REIT)	5,639	256,857
Safehold, Inc. (REIT)	973	17,319
VICI Properties, Inc. (REIT), Class A	22,497	654,663

		1,068,332

Retail REITs (16.0%)
Acadia Realty Trust (REIT)	2,076	29,791
AEON REIT Investment Corp. (REIT)	40	39,213
Agree Realty Corp. (REIT)	2,059	113,739
Ascencio (REIT)	116	5,065
Brixmor Property Group, Inc. (REIT)	6,707	139,371
BWP Trust (REIT)	10,813	23,290
CapitaLand Integrated Commercial Trust (REIT)	112,935	152,838
Carmila SA (REIT)*	1,282	19,219
Charter Hall Retail REIT (REIT)	10,903	22,012
Choice Properties REIT (REIT)	5,742	53,605
Crombie REIT (REIT)	2,338	21,499
Eurocommercial Properties NV (REIT)	1,147	25,490
Federal Realty Investment Trust (REIT)	1,812	164,222
First Capital REIT (REIT)	4,744	46,453
Fortune REIT (REIT)	30,731	18,444
Frasers Centrepoint Trust (REIT)	24,058	38,542
Frontier Real Estate Investment Corp. (REIT)	11	33,676
Fukuoka REIT Corp. (REIT)	16	17,024
Getty Realty Corp. (REIT)	996	27,619
Hamborner REIT AG (REIT)	1,599	10,904
Hammerson plc (REIT)(x)	87,079	26,753
HomeCo Daily Needs REIT (REIT)(m)	38,576	28,647
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,464	3,305
InvenTrust Properties Corp. (REIT)	1,511	35,977
Japan Metropolitan Fund Invest (REIT)	153	99,311
Kenedix Retail REIT Corp. (REIT)(x)	14	27,084
Kimco Realty Corp. (REIT)	13,559	238,503
Kite Realty Group Trust (REIT)	4,839	103,651
Kiwi Property Group Ltd. (REIT)	34,961	17,706
Klepierre SA (REIT)	4,617	113,393
Lendlease Global Commercial REIT (REIT)	41,437	16,520
Link REIT (REIT)	56,757	278,315
LOTTE Reit Co. Ltd. (REIT)	2,680	6,494
Macerich Co. (The) (REIT)	4,803	52,401
Mapletree Pan Asia Commercial Trust (REIT)	50,946	53,294
Mercialys SA (REIT)	1,988	17,928
NETSTREIT Corp. (REIT)	1,499	23,354
NewRiver REIT plc (REIT)	6,874	6,701
NNN REIT, Inc. (REIT)	4,065	143,657
PARAGON REIT (REIT)	24,120	14,733
Phillips Edison & Co., Inc. (REIT)	2,622	87,942
Primaris REIT (REIT)(x)	2,155	21,403
Realty Income Corp. (REIT)	15,022	750,199
Regency Centers Corp. (REIT)	4,049	240,673
Region RE Ltd. (REIT)	25,537	33,166
Retail Estates NV (REIT)	276	16,545
Retail Opportunity Investments Corp. (REIT)	2,735	33,859
RioCan REIT (REIT)(x)	6,708	89,242
RPT Realty (REIT)	1,910	20,170
Scentre Group (REIT)	115,428	182,567
Shaftesbury Capital plc (REIT)	30,561	42,806
Simon Property Group, Inc. (REIT)	7,272	785,594
SITE Centers Corp. (REIT)	4,236	52,230
SmartCentres REIT (REIT)	2,904	48,662
Spirit Realty Capital, Inc. (REIT)	3,157	105,854
Starhill Global REIT (REIT)	31,909	11,321
Supermarket Income Reit plc (REIT)	27,896	25,901
Tanger Factory Outlet Centers, Inc. (REIT)	2,271	51,325
Unibail-Rodamco-Westfield (REIT)*	2,309	114,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Edge Properties (REIT)	2,553	$38,959
Vastned Retail NV (REIT)	385	7,864
Vicinity Ltd. (REIT)	83,851	91,381
Waypoint REIT Ltd. (REIT)	14,951	21,629
Wereldhave NV (REIT)	899	14,324

		5,197,485

Self-Storage REITs (5.8%)
Abacus Storage King (REIT)*	11,830	7,910
Big Yellow Group plc (REIT)	3,798	43,490
CubeSmart (REIT)	4,948	188,667
Extra Space Storage, Inc. (REIT)	4,687	569,846
National Storage Affiliates Trust (REIT)	1,788	56,751
National Storage REIT (REIT)	27,640	38,741
Public Storage (REIT)	3,512	925,482
Safestore Holdings plc (REIT)	4,755	42,700

		1,873,587

Single-Family Residential REITs (3.9%)
American Homes 4 Rent (REIT), Class A	7,461	251,361
Equity LifeStyle Properties, Inc. (REIT)	3,981	253,630
Invitation Homes, Inc. (REIT)	13,696	434,026
PRS REIT plc (The) (REIT)	11,583	9,638
Sun Communities, Inc. (REIT)	2,754	325,908

		1,274,563

Total Equity Real Estate Investment Trusts (REITs)		27,479,697

Health Care Equipment & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	5,292	40,053

Total Health Care Equipment & Services		40,053

Real Estate Management & Development (13.7%)
Diversified Real Estate Activities (5.2%)
Allreal Holding AG (Registered)	327	52,157
City Developments Ltd.	10,412	50,346
DIC Asset AG	1,159	4,797
Heiwa Real Estate Co. Ltd.	703	18,723
Mitsubishi Estate Co. Ltd.	24,528	320,879
Mitsui Fudosan Co. Ltd.	19,853	437,605
New World Development Co. Ltd.	31,336	60,984
Nomura Real Estate Holdings, Inc.	2,394	60,122
Peach Property Group AG(x)*	268	3,900
Sumitomo Realty & Development Co. Ltd.	8,778	228,261
Sun Hung Kai Properties Ltd.	31,599	338,145
Tokyo Tatemono Co. Ltd.	4,400	60,889
UOL Group Ltd.	10,957	51,459

		1,688,267

Real Estate Development (1.0%)
CK Asset Holdings Ltd.	43,294	228,054
Lifestyle Communities Ltd.	2,090	21,769
Sino Land Co. Ltd.	75,163	84,752

		334,575

Real Estate Operating Companies (7.5%)
Abrdn European Logistics Income plc (REIT)(m)	8,783	6,708
Aeon Mall Co. Ltd.	2,634	31,021
Amot Investments Ltd.	4,781	23,126
Aroundtown SA*	15,323	31,947
Atrium Ljungberg AB, Class B	1,001	16,318
Azrieli Group Ltd.	811	41,546
CA Immobilien Anlagen AG	922	30,608
CapitaLand Investment Ltd.	56,420	127,946
Castellum AB	9,579	97,626
Catena AB	748	26,016
Cibus Nordic Real Estate AB	1,254	12,430
Citycon OYJ*	1,625	9,114
Corem Property Group AB, Class B(x)	14,985	8,305
Deutsche EuroShop AG	268	5,180
Deutsche Wohnen SE	1,105	25,118
Dios Fastigheter AB	1,985	11,328
Entra ASA(m)	1,581	13,539
Fabege AB(x)	5,589	44,669
Fastighets AB Balder, Class B*	14,001	63,178
Grainger plc	16,344	46,583
Grand City Properties SA*	2,222	21,014
Hiag Immobilien Holding AG	101	8,717
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	875
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	24,202	86,401
Hufvudstaden AB, Class A	2,406	26,646
Hulic Co. Ltd.	9,192	82,484
Hysan Development Co. Ltd.	13,430	26,034
Intershop Holding AG	24	15,889
Kennedy-Wilson Holdings, Inc.	2,659	39,194
Kojamo OYJ	4,062	36,074
LEG Immobilien SE*	1,664	114,950
Melisron Ltd.	550	34,304
Mobimo Holding AG (Registered)	159	42,644
NP3 Fastigheter AB	655	9,484
Nyfosa AB	4,076	21,937
Pandox AB, Class B	1,980	21,077
Phoenix Spree Deutschland Ltd.	2,062	4,101
Platzer Fastigheter Holding AB, Class B	1,210	7,442
PSP Swiss Property AG (Registered)	1,012	119,625
Sagax AB, Class B	4,001	76,354
Samhallsbyggnadsbolaget i Norden AB(x)	24,790	9,071
Shurgard Self Storage Ltd. (REIT)	565	22,400
Sirius Real Estate Ltd.	25,880	27,203
StorageVault Canada, Inc.	5,337	17,761
Swire Properties Ltd.	23,432	48,893
Swiss Prime Site AG (Registered)	1,701	156,005
TAG Immobilien AG*	3,396	35,660
Tricon Residential, Inc.	5,434	40,167
VGP NV	226	21,015
Vonovia SE	15,622	376,738
Wallenstam AB, Class B	7,485	25,088
Wharf Real Estate Investment Co. Ltd.	34,434	133,014
Wihlborgs Fastigheter AB	5,949	41,627

		2,422,194

Total Real Estate Management & Development		4,445,036

Real Estate (0.0%)†
Real Estate Operating Companies (0.0%)†
Tritax EuroBox plc(m)	18,110	11,092

Total Real Estate		11,092

Total Common Stocks (98.6%) (Cost $36,569,405)		31,975,878

CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	12,126	10,046
Picton Property Income Ltd. (REIT)	12,277	10,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
UK Commercial Property REIT Ltd. (REIT)	16,513	$10,698

Total Closed End Funds (0.1%) (Cost $47,424)		30,975

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (0.8%)
iShares U.S. Real Estate ETF(x)	1,941	151,670
Vanguard Global ex-U.S. Real Estate ETF	2,655	103,359

Total Exchange Traded Funds (0.8%) (Cost $284,705)		255,029

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	2,000	2,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	10,000	10,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	441,459	441,459

Total Investment Companies		453,459

Total Short-Term Investments (1.4%) (Cost $453,459)		453,459

Total Investments in Securities (100.9%) (Cost $37,354,993)		32,715,341
Other Assets Less Liabilities (-0.9%)		(304,178)

Net Assets (100%)		$32,411,163

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $212,298 or 0.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $708,520. This was collateralized by $296,797 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.403%, maturing 10/3/23 – 11/15/52 and by cash of $453,459 which was subsequently invested in investment companies.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	3.4%
Austria	0.1
Belgium	1.0
Canada	2.5
Finland	0.1
France	1.5
Germany	2.0
Guernsey	0.0	#
Hong Kong	4.1
Ireland	0.0	#
Israel	0.3
Italy	0.0	#
Japan	10.4
Netherlands	0.2
New Zealand	0.3
Norway	0.1
Singapore	3.6
South Korea	0.1
Spain	0.4
Sweden	1.6
Switzerland	1.2
United Kingdom	3.9
United States	64.1
Cash and Other	(0.9)

	100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Funds	$—	$30,975	$—	$30,975
Common Stocks
Health Care	40,053	—	—	40,053
Real Estate	20,850,856	11,077,423	7,546	31,935,825
Exchange Traded Funds	255,029	—	—	255,029
Short-Term Investments
Investment Companies	453,459	—	—	453,459

Total Assets	$21,599,397	$11,108,398	$7,546	$32,715,341

Total Liabilities	$—	$—	$—	$—

Total	$21,599,397	$11,108,398	$7,546	$32,715,341

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $7,546 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,362,794
Aggregate gross unrealized depreciation	(8,722,443)

Net unrealized depreciation	$(5,359,649)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$38,074,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	187	$5,868
ATN International, Inc.	1,699	53,621
Bandwidth, Inc., Class A*	2,590	29,189
Cogent Communications Holdings, Inc.	2,441	151,098
Consolidated Communications Holdings, Inc.*	10,203	34,894
EchoStar Corp., Class A*	8,425	141,119
Globalstar, Inc.(x)*	12,440	16,296
IDT Corp., Class B*	421	9,283
Liberty Latin America Ltd., Class A*	3,588	29,278
Liberty Latin America Ltd., Class C*	23,394	190,895
Lumen Technologies, Inc.*	151,416	215,011

		876,552

Entertainment (1.9%)
Cinemark Holdings, Inc.*	2,669	48,976
Lions Gate Entertainment Corp., Class A*	4,034	34,208
Lions Gate Entertainment Corp., Class B*	4,478	35,242
Live Nation Entertainment, Inc.*	66,900	5,555,376
Madison Square Garden Entertainment Corp., Class A*	7,897	259,890
Madison Square Garden Sports Corp.	2,200	387,860
Marcus Corp. (The)	3,789	58,730
Playstudios, Inc.*	12,754	40,558
Reservoir Media, Inc.(x)*	2,732	16,665
Sphere Entertainment Co.*	10,894	404,821
Vivid Seats, Inc., Class A*	2,988	19,183

		6,861,509

Interactive Media & Services (0.2%)
Bumble, Inc., Class A*	15,261	227,694
DHI Group, Inc.*	6,810	20,838
Eventbrite, Inc., Class A*	894	8,815
EverQuote, Inc., Class A*	870	6,290
fuboTV, Inc.(x)*	42,633	113,830
MediaAlpha, Inc., Class A*	854	7,054
Nextdoor Holdings, Inc.*	9,287	16,902
Outbrain, Inc.*	5,890	28,684
System1, Inc.*	3,939	4,766
TrueCar, Inc.*	14,223	29,442
Vimeo, Inc.*	7,142	25,283
Ziff Davis, Inc.*	5,443	346,665

		836,263

Media (0.5%)
Advantage Solutions, Inc.*	12,608	35,807
AMC Networks, Inc., Class A*	4,521	53,257
Boston Omaha Corp., Class A*	3,335	54,661
Cardlytics, Inc.*	5,091	84,001
Clear Channel Outdoor Holdings, Inc.*	55,401	87,534
Daily Journal Corp.*	158	46,452
Emerald Holding, Inc.*	2,303	10,410
EW Scripps Co. (The), Class A*	5,168	28,321
Gannett Co., Inc.*	20,993	51,433
Gray Television, Inc.	11,707	81,012
iHeartMedia, Inc., Class A*	15,173	47,947
John Wiley & Sons, Inc., Class A	6,440	239,375
Magnite, Inc.*	11,854	89,379
PubMatic, Inc., Class A*	5,170	62,557
Scholastic Corp.	4,119	157,099
Sinclair, Inc.	4,106	46,069
Stagwell, Inc., Class A*	11,963	56,106
TEGNA, Inc.	30,543	445,011
Thryv Holdings, Inc.*	4,750	89,157
Urban One, Inc.*	1,823	9,170
Urban One, Inc., Class A*	1,443	7,244
WideOpenWest, Inc.*	7,835	59,938

		1,841,940

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	9,211	109,887
Shenandoah Telecommunications Co.	7,282	150,082
Spok Holdings, Inc.	2,634	37,587
Telephone and Data Systems, Inc.	14,999	274,632
Tingo Group, Inc.*	17,503	17,941

		590,129

Total Communication Services		11,006,393

Consumer Discretionary (16.2%)
Automobile Components (0.7%)
Adient plc*	14,407	528,737
American Axle & Manufacturing Holdings, Inc.*	17,194	124,828
Atmus Filtration Technologies, Inc.*	928	19,349
Cooper-Standard Holdings, Inc.*	1,768	23,727
Dana, Inc.	19,657	288,368
Dorman Products, Inc.*	3,000	227,280
Goodyear Tire & Rubber Co. (The)*	42,471	527,915
Holley, Inc.*	8,154	40,688
LCI Industries	2,307	270,888
Modine Manufacturing Co.*	2,753	125,950
Patrick Industries, Inc.	2,807	210,693
Solid Power, Inc.(x)*	23,953	48,385
Standard Motor Products, Inc.	3,169	106,542
Stoneridge, Inc.*	3,317	66,572

		2,609,922

Automobiles (0.1%)
Winnebago Industries, Inc.	4,446	264,315
Workhorse Group, Inc.(x)*	24,954	10,341

		274,656

Broadline Retail (0.0%)†
Big Lots, Inc.(x)	4,388	22,423
ContextLogic, Inc., Class A(x)*	2,958	13,045
Savers Value Village, Inc.*	1,889	35,267

		70,735

Distributors (0.0%)†
Weyco Group, Inc.	766	19,418

Diversified Consumer Services (0.4%)
2U, Inc.*	10,997	27,162
Adtalem Global Education, Inc.*	6,536	280,068
Chegg, Inc.*	2,590	23,103
European Wax Center, Inc., Class A(x)*	269	4,358
Graham Holdings Co., Class B	542	315,986
Laureate Education, Inc.	2,848	40,157
Lincoln Educational Services Corp.*	3,603	30,445
Perdoceo Education Corp.	10,172	173,941
Strategic Education, Inc.	3,391	255,173
Universal Technical Institute, Inc.*	4,125	34,567
WW International, Inc.*	8,110	89,778

		1,274,738

Hotels, Restaurants & Leisure (1.9%)
Bally’s Corp.*	2,150	28,186
Biglari Holdings, Inc., Class B*	94	15,604
BJ’s Restaurants, Inc.*	1,273	29,865
Bluegreen Vacations Holding Corp., Class A	360	13,205
Bowlero Corp., Class A(x)*	437	4,204
Brinker International, Inc.*	581	18,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Carnival Corp.*	32,400	$444,528
Carrols Restaurant Group, Inc.*	5,564	36,667
Century Casinos, Inc.*	1,070	5,489
Chuy’s Holdings, Inc.*	530	18,857
Denny’s Corp.*	1,905	16,135
Dine Brands Global, Inc.	295	14,588
El Pollo Loco Holdings, Inc.	4,454	39,863
Everi Holdings, Inc.*	4,681	61,883
Fiesta Restaurant Group, Inc.*	2,510	21,235
First Watch Restaurant Group, Inc.*	1,885	32,592
Full House Resorts, Inc.*	211	901
Krispy Kreme, Inc.(x)	8,862	110,509
Life Time Group Holdings, Inc.*	4,682	71,213
Light & Wonder, Inc.*	7,309	521,351
Lindblad Expeditions Holdings, Inc.*	4,884	35,165
Mondee Holdings, Inc., Class A(x)*	702	2,506
Papa John’s International, Inc.	1,100	75,042
Red Rock Resorts, Inc., Class A	3,293	135,013
Sabre Corp.*	37,680	169,183
SeaWorld Entertainment, Inc.*	255	11,794
Six Flags Entertainment Corp.*	2,224	52,286
Sweetgreen, Inc., Class A*	3,030	35,602
Wendy’s Co. (The)	237,600	4,849,416
Xponential Fitness, Inc., Class A*	520	8,060

		6,879,296

Household Durables (1.8%)
Beazer Homes USA, Inc.*	4,472	111,398
Century Communities, Inc.	4,345	290,159
Dream Finders Homes, Inc., Class A(x)*	2,147	47,728
Ethan Allen Interiors, Inc.	3,456	103,334
GoPro, Inc., Class A*	19,808	62,197
Green Brick Partners, Inc.*	2,691	111,703
Helen of Troy Ltd.*	3,637	423,929
Hooker Furnishings Corp.	1,727	33,590
Hovnanian Enterprises, Inc., Class A*	728	74,009
iRobot Corp.*	400	15,160
KB Home	10,870	503,064
Landsea Homes Corp.*	1,924	17,297
La-Z-Boy, Inc.	6,507	200,936
Legacy Housing Corp.*	1,501	29,134
LGI Homes, Inc.*	2,905	289,018
M.D.C. Holdings, Inc.	8,814	363,401
M/I Homes, Inc.*	4,013	337,253
Meritage Homes Corp.	5,461	668,372
Purple Innovation, Inc., Class A(x)	7,475	12,782
Skyline Champion Corp.*	3,577	227,926
Snap One Holdings Corp.*	2,854	26,371
Taylor Morrison Home Corp., Class A*	15,899	677,456
Traeger, Inc.*	5,050	13,787
Tri Pointe Homes, Inc.*	64,126	1,753,846
United Homes Group, Inc.(x)*	590	3,304
Vizio Holding Corp., Class A*	1,257	6,800
VOXX International Corp., Class A*	1,960	15,641

		6,419,595

Leisure Products (0.2%)
AMMO, Inc.(x)*	13,565	27,401
Clarus Corp.(x)	3,731	28,207
Escalade, Inc.(x)	1,196	18,311
Funko, Inc., Class A*	1,602	12,255
JAKKS Pacific, Inc.*	1,047	19,464
Johnson Outdoors, Inc., Class A	841	45,994
Latham Group, Inc.*	5,834	16,335
Malibu Boats, Inc., Class A*	1,162	56,961
Smith & Wesson Brands, Inc.	6,686	86,316
Solo Brands, Inc., Class A*	771	3,932
Sturm Ruger & Co., Inc.	138	7,193
Topgolf Callaway Brands Corp.*	21,668	299,885
Vista Outdoor, Inc.*	8,661	286,853

		909,107

Specialty Retail (10.8%)
1-800-Flowers.com, Inc., Class A*	3,820	26,740
Aaron’s Co., Inc. (The)	4,914	51,450
Abercrombie & Fitch Co., Class A*	3,558	200,565
American Eagle Outfitters, Inc.	21,294	353,693
America’s Car-Mart, Inc.*	899	81,800
Asbury Automotive Group, Inc.*	3,118	717,358
AutoNation, Inc.*	104,800	15,866,720
BARK, Inc.(x)*	21,357	25,628
Big 5 Sporting Goods Corp.(x)	3,608	25,292
Build-A-Bear Workshop, Inc.	309	9,088
Caleres, Inc.	5,309	152,687
Carvana Co., Class A(x)*	8,064	338,527
Cato Corp. (The), Class A(x)	2,106	16,132
Chico’s FAS, Inc.*	18,578	138,963
Children’s Place, Inc. (The)*	1,783	48,195
Designer Brands, Inc., Class A(x)	7,267	92,000
Destination XL Group, Inc.*	8,965	40,163
Duluth Holdings, Inc., Class B*	2,169	13,036
EVgo, Inc., Class A(x)*	13,188	44,575
Foot Locker, Inc.	12,312	213,613
Genesco, Inc.*	1,810	55,784
Group 1 Automotive, Inc.	2,098	563,754
GrowGeneration Corp.*	9,371	27,363
Guess?, Inc.	3,841	83,119
Haverty Furniture Cos., Inc.	2,124	61,129
Hibbett, Inc.	290	13,778
J Jill, Inc.*	712	21,075
Lands’ End, Inc.(x)*	2,466	18,421
Lazydays Holdings, Inc.(x)*	1,958	14,881
Leslie’s, Inc.*	24,036	136,044
MarineMax, Inc.*	3,276	107,518
Monro, Inc.	4,778	132,685
National Vision Holdings, Inc.*	10,764	174,162
ODP Corp. (The)*	4,969	229,319
OneWater Marine, Inc., Class A*	1,786	45,757
Overstock.com, Inc.*	6,899	109,142
Penske Automotive Group, Inc.(x)	104,800	17,507,888
PetMed Express, Inc.(x)	3,007	30,822
Rent the Runway, Inc., Class A(x)*	6,626	4,510
Sally Beauty Holdings, Inc.*	1,222	10,240
Shoe Carnival, Inc.	2,825	67,885
Signet Jewelers Ltd.	6,717	482,348
Sleep Number Corp.*	1,555	38,237
Sonic Automotive, Inc., Class A	2,361	112,761
Sportsman’s Warehouse Holdings, Inc.*	5,984	26,868
Stitch Fix, Inc., Class A*	6,239	21,525
ThredUp, Inc., Class A(x)*	9,525	38,195
Tile Shop Holdings, Inc.*	3,900	21,411
Tilly’s, Inc., Class A*	3,258	26,455
Upbound Group, Inc.	566	16,669
Urban Outfitters, Inc.*	6,424	210,001
Winmark Corp.	429	160,073
Zumiez, Inc.*	2,423	43,129

		39,069,173

Textiles, Apparel & Luxury Goods (0.3%)
Allbirds, Inc., Class A*	15,329	17,015
Figs, Inc., Class A*	2,334	13,771
Fossil Group, Inc.*	7,569	15,592
G-III Apparel Group Ltd.*	6,158	153,457
Hanesbrands, Inc.	17,898	70,876
Movado Group, Inc.	20,250	553,837
Oxford Industries, Inc.	555	53,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rocky Brands, Inc.	985	$14,480
Vera Bradley, Inc.*	3,814	25,211
Wolverine World Wide, Inc.	1,188	9,575

		927,166

Total Consumer Discretionary		58,453,806

Consumer Staples (4.6%)
Beverages (0.3%)
Crimson Wine Group Ltd.*	121,800	731,409
Duckhorn Portfolio, Inc. (The)(x)*	5,155	52,890
Primo Water Corp.	20,416	281,741
Zevia PBC, Class A(x)*	1,555	3,452

		1,069,492

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,872	250,957
HF Foods Group, Inc.*	6,494	25,781
Ingles Markets, Inc., Class A	2,114	159,248
Natural Grocers by Vitamin Cottage, Inc.	1,442	18,616
PriceSmart, Inc.	1,162	86,488
SpartanNash Co.	5,367	118,074
United Natural Foods, Inc.*	8,776	124,093
Village Super Market, Inc., Class A	1,218	27,575
Weis Markets, Inc.	2,524	159,012

		969,844

Food Products (0.4%)
Alico, Inc.	7,694	192,042
B&G Foods, Inc.(x)	10,582	104,656
Benson Hill, Inc.(x)*	25,808	8,555
BRC, Inc., Class A(x)*	17	61
Cal-Maine Foods, Inc.	339	16,414
Dole plc(x)	4,440	51,415
Forafric Global plc*	485	5,476
Fresh Del Monte Produce, Inc.	5,033	130,053
Hain Celestial Group, Inc. (The)*	13,691	141,976
Hostess Brands, Inc., Class A*	16,252	541,354
Limoneira Co.(x)	2,499	38,285
Mission Produce, Inc.*	6,152	59,551
Seneca Foods Corp., Class A*	815	43,872
SunOpta, Inc.*	300	1,011
TreeHouse Foods, Inc.*	6,880	299,830

		1,634,551

Household Products (0.1%)
Central Garden & Pet Co.*	2,067	91,237
Central Garden & Pet Co., Class A*	5,254	210,633
Oil-Dri Corp. of America	559	34,519

		336,389

Personal Care Products (3.4%)
BellRing Brands, Inc.*	14,712	606,576
Edgewell Personal Care Co.	7,773	287,290
Herbalife Ltd.*	4,096	57,303
Inter Parfums, Inc.	81,800	10,989,012
Nature’s Sunshine Products, Inc.*	2,123	35,178
Nu Skin Enterprises, Inc., Class A	7,622	161,662
Thorne HealthTech, Inc.(x)*	795	8,101
Waldencast plc, Class A(x)*	5,273	49,672

		12,194,794

Tobacco (0.1%)
Universal Corp.	3,651	172,364
Vector Group Ltd.	18,037	191,913

		364,277

Total Consumer Staples		16,569,347

Energy (19.7%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	17,233	217,136
Atlas Energy Solutions, Inc., Class A(x)	2,087	46,394
Bristow Group, Inc., Class A*	3,599	101,384
Core Laboratories, Inc.	4,879	117,145
Diamond Offshore Drilling, Inc.*	15,331	225,059
DMC Global, Inc.*	1,904	46,591
Dril-Quip, Inc.*	5,196	146,371
Expro Group Holdings NV*	8,387	194,830
Forum Energy Technologies, Inc.*	1,489	35,766
Helix Energy Solutions Group, Inc.*	21,531	240,501
Helmerich & Payne, Inc.	14,669	618,445
KLX Energy Services Holdings, Inc.*	1,834	21,733
Kodiak Gas Services, Inc.*	1,494	26,713
Liberty Energy, Inc., Class A	23,472	434,701
Mammoth Energy Services, Inc.*	3,693	17,135
Nabors Industries Ltd.*	148	18,225
Newpark Resources, Inc.*	11,081	76,570
Noble Corp. plc	2,852	144,454
Oil States International, Inc.*	9,768	81,758
Patterson-UTI Energy, Inc.	50,157	694,173
ProFrac Holding Corp., Class A*	3,161	34,392
ProPetro Holding Corp.*	14,846	157,813
Ranger Energy Services, Inc., Class A	1,971	27,949
RPC, Inc.	13,191	117,928
SEACOR Marine Holdings, Inc.*	3,757	52,147
Seadrill Ltd.*	7,594	340,135
Select Water Solutions, Inc., Class A	12,518	99,518
Solaris Oilfield Infrastructure, Inc., Class A	4,428	47,202
Subsea 7 SA (ADR)	149,400	2,054,250
US Silica Holdings, Inc.*	11,453	160,800

		6,597,218

Oil, Gas & Consumable Fuels (17.9%)
Amplify Energy Corp.*	5,552	40,807
Ardmore Shipping Corp.	5,984	77,852
Berry Corp.	11,536	94,595
California Resources Corp.	10,789	604,292
Callon Petroleum Co.*	9,300	363,816
Centrus Energy Corp., Class A*	1,859	105,517
Chord Energy Corp.	6,327	1,025,417
Civitas Resources, Inc.	10,440	844,283
Clean Energy Fuels Corp.*	25,373	97,179
CNX Resources Corp.*	23,959	540,994
Comstock Resources, Inc.(x)	13,908	153,405
CONSOL Energy, Inc.	5,030	527,697
Crescent Energy Co., Class A(x)	3,590	45,378
CVR Energy, Inc.	504	17,151
Delek US Holdings, Inc.	9,931	282,140
DHT Holdings, Inc.	20,528	211,438
Dorian LPG Ltd.	1,952	56,081
Earthstone Energy, Inc., Class A*	8,642	174,914
Encore Energy Corp.*	20,526	66,915
Energy Fuels, Inc.*	3,103	25,507
Equitrans Midstream Corp.	46,486	435,574
Excelerate Energy, Inc., Class A	580	9,883
FLEX LNG Ltd.(x)	1,432	43,189
Gevo, Inc.(x)*	36,262	43,152
Golar LNG Ltd.	14,232	345,268
Granite Ridge Resources, Inc.(x)	4,012	24,473
Green Plains, Inc.*	6,611	198,991
Gulfport Energy Corp.*	1,647	195,433
Hallador Energy Co.*	3,441	49,619
HighPeak Energy, Inc.(x)	386	6,516
International Seaways, Inc.	6,147	276,615
Kinetik Holdings, Inc., Class A(x)	2,297	77,524
Magnolia Oil & Gas Corp., Class A	1,852	42,429
Matador Resources Co.	14,056	836,051
Murphy Oil Corp.	22,430	1,017,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NACCO Industries, Inc., Class A	667	$23,392
Nordic American Tankers Ltd.	30,264	124,688
Northern Oil and Gas, Inc.	1,417	57,006
Overseas Shipholding Group, Inc., Class A*	9,429	41,393
Par Pacific Holdings, Inc.*	5,259	189,008
PBF Energy, Inc., Class A	17,147	917,879
Peabody Energy Corp.	18,834	489,496
Permian Basin Royalty Trust	25,900	550,375
Permian Resources Corp., Class A	34,993	488,502
PrairieSky Royalty Ltd.	91,300	1,677,782
PrimeEnergy Resources Corp.*	92	10,671
REX American Resources Corp.*	1,754	71,423
Ring Energy, Inc.(x)*	18,422	35,923
SandRidge Energy, Inc.	3,569	55,890
Scorpio Tankers, Inc.	7,434	402,328
SFL Corp. Ltd.	17,060	190,219
SilverBow Resources, Inc.(x)*	2,416	86,420
Sitio Royalties Corp., Class A	6,795	164,507
SM Energy Co.	18,098	717,586
Talos Energy, Inc.*	16,625	273,315
Teekay Corp.*	10,224	63,082
Teekay Tankers Ltd., Class A	3,582	149,119
Tellurian, Inc.(x)*	75,754	87,875
Texas Pacific Land Corp.	26,292	47,945,039
Uranium Energy Corp.(x)*	55,757	287,149
VAALCO Energy, Inc.	14,303	62,790
Verde Clean Fuels, Inc.(x)*	691	2,605
Vital Energy, Inc.*	2,572	142,540
Vitesse Energy, Inc.	3,849	88,104
World Kinect Corp.	9,335	209,384

		64,562,785

Total Energy		71,160,003

Financials (14.0%)
Banks (7.5%)
1st Source Corp.	2,489	104,762
ACNB Corp.	1,321	41,757
Amalgamated Financial Corp.	2,856	49,180
Amerant Bancorp, Inc., Class A	4,010	69,934
American National Bankshares, Inc.	1,548	58,731
Ameris Bancorp	10,075	386,779
Ames National Corp.	1,287	21,351
Arrow Financial Corp.	2,405	40,933
Associated Banc-Corp.	23,230	397,465
Atlantic Union Bankshares Corp.	11,396	327,977
Axos Financial, Inc.*	7,567	286,487
Banc of California, Inc.	8,279	102,494
BancFirst Corp.	2,878	249,609
Bank First Corp.(x)	1,414	109,090
Bank of Hawaii Corp.	5,700	283,233
Bank of Marin Bancorp	2,460	44,969
Bank of NT Butterfield & Son Ltd. (The)	7,013	189,912
Bank7 Corp.	505	11,368
BankUnited, Inc.	10,984	249,337
Bankwell Financial Group, Inc.	919	22,304
Banner Corp.	5,346	226,563
Bar Harbor Bankshares	2,338	55,247
BayCom Corp.	1,409	27,067
BCB Bancorp, Inc.	2,350	26,179
Berkshire Hills Bancorp, Inc.	6,576	131,849
Blue Foundry Bancorp*	3,343	27,981
Blue Ridge Bankshares, Inc.	2,742	12,394
Bridgewater Bancshares, Inc.*	3,429	32,507
Brookline Bancorp, Inc.	12,530	114,148
Burke & Herbert Financial Services Corp.(x)	901	41,865
Business First Bancshares, Inc.	3,536	66,335
Byline Bancorp, Inc.	3,953	77,914
C&F Financial Corp.	427	22,887
Cadence Bank	25,369	538,330
Cambridge Bancorp	1,170	72,879
Camden National Corp.	2,224	62,761
Capital Bancorp, Inc.	1,334	25,519
Capital City Bank Group, Inc.	1,240	36,989
Capitol Federal Financial, Inc.	19,827	94,575
Capstar Financial Holdings, Inc.	2,966	42,088
Carter Bankshares, Inc.*	3,461	43,366
Cathay General Bancorp	10,657	370,437
Central Pacific Financial Corp.	3,611	60,231
Central Valley Community Bancorp	1,487	20,982
Chemung Financial Corp.(x)	438	17,349
ChoiceOne Financial Services, Inc.(x)	929	18,246
Citizens & Northern Corp.	2,414	42,366
Citizens Financial Services, Inc.	468	22,427
City Holding Co.	2,096	189,374
Civista Bancshares, Inc.	2,283	35,386
CNB Financial Corp.	3,384	61,284
Codorus Valley Bancorp, Inc.(x)	1,310	24,418
Colony Bankcorp, Inc.	2,562	25,607
Columbia Financial, Inc.*	2,656	41,726
Community Bank System, Inc.	8,079	341,015
Community Trust Bancorp, Inc.	2,359	80,819
ConnectOne Bancorp, Inc.	5,827	103,895
CrossFirst Bankshares, Inc.*	6,929	69,914
Customers Bancorp, Inc.*	4,359	150,168
CVB Financial Corp.	20,038	332,030
Dime Community Bancshares, Inc.	5,293	105,648
Eagle Bancorp, Inc.	4,444	95,324
Eastern Bankshares, Inc.	23,690	297,073
Enterprise Bancorp, Inc.	1,433	39,236
Enterprise Financial Services Corp.	5,557	208,387
Equity Bancshares, Inc., Class A	2,282	54,928
Esquire Financial Holdings, Inc.	57	2,604
ESSA Bancorp, Inc.	1,119	16,796
Evans Bancorp, Inc.	908	24,334
Farmers & Merchants Bancorp, Inc.(x)	1,892	33,167
Farmers National Banc Corp.(x)	5,775	66,759
FB Financial Corp.	5,527	156,746
Fidelity D&D Bancorp, Inc.	682	30,963
Financial Institutions, Inc.	2,430	40,897
First Bancorp (Nasdaq Stock Exchange)	6,034	169,797
First Bancorp (New York Stock Exchange)	24,623	331,426
First Bancorp, Inc. (The)	1,738	40,843
First Bancshares, Inc. (The)	4,662	125,734
First Bank	3,116	33,590
First Busey Corp.	7,864	151,146
First Business Financial Services, Inc.	1,174	35,232
First Commonwealth Financial Corp.	15,484	189,060
First Community Bankshares, Inc.	2,664	78,455
First Community Corp.	1,003	17,322
First Financial Bancorp	14,280	279,888
First Financial Corp.	1,933	65,355
First Foundation, Inc.	7,825	47,576
First Interstate BancSystem, Inc., Class A	12,550	312,997
First Merchants Corp.	9,134	254,108
First Mid Bancshares, Inc.	2,996	79,574
First of Long Island Corp. (The)	3,597	41,401
First Western Financial, Inc.*	1,236	22,433
Five Star Bancorp	1,149	23,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Flushing Financial Corp.	4,222	$55,435
FS Bancorp, Inc.	798	23,541
Fulton Financial Corp.	24,951	302,157
FVCBankcorp, Inc.(x)*	2,349	30,091
German American Bancorp, Inc.	4,416	119,629
Glacier Bancorp, Inc.	16,816	479,256
Great Southern Bancorp, Inc.	1,364	65,363
Greene County Bancorp, Inc.(x)	502	12,073
Guaranty Bancshares, Inc.	1,355	38,875
Hancock Whitney Corp.	13,225	489,193
Hanmi Financial Corp.	4,294	69,692
HarborOne Bancorp, Inc.	6,480	61,690
HBT Financial, Inc.	2,085	38,030
Heartland Financial USA, Inc.	6,503	191,383
Heritage Commerce Corp.	9,404	79,652
Heritage Financial Corp.	5,159	84,143
Hilltop Holdings, Inc.	7,044	199,768
Hingham Institution For Savings (The)(x)	227	42,392
Home Bancorp, Inc.	1,037	33,049
Home BancShares, Inc.	28,920	605,585
HomeStreet, Inc.	2,558	19,927
HomeTrust Bancshares, Inc.	1,908	41,346
Hope Bancorp, Inc.	17,238	152,556
Horizon Bancorp, Inc.	6,581	70,285
Independent Bank Corp.	3,254	59,678
Independent Bank Corp./MA	6,100	299,449
Independent Bank Group, Inc.	5,468	216,259
International Bancshares Corp.	8,208	355,735
John Marshall Bancorp, Inc.	1,937	34,575
Kearny Financial Corp.	9,177	63,597
Lakeland Bancorp, Inc.	9,783	123,461
Lakeland Financial Corp.	3,502	166,205
LCNB Corp.(x)	1,521	21,705
Live Oak Bancshares, Inc.	5,148	149,035
Luther Burbank Corp.	2,565	21,546
Macatawa Bank Corp.	3,933	35,240
MainStreet Bancshares, Inc.	944	19,390
Mercantile Bank Corp.	2,364	73,071
Metrocity Bankshares, Inc.	2,909	57,249
Metropolitan Bank Holding Corp.(x)*	1,487	53,948
Mid Penn Bancorp, Inc.	2,220	44,689
Middlefield Banc Corp.	1,027	26,096
Midland States Bancorp, Inc.	3,159	64,886
MidWestOne Financial Group, Inc.	2,309	46,942
MVB Financial Corp.	1,616	36,489
National Bank Holdings Corp., Class A	5,148	153,204
National Bankshares, Inc.	771	19,306
NBT Bancorp, Inc.	6,191	196,193
Nicolet Bankshares, Inc.	1,979	138,095
Northeast Bank	1,004	44,276
Northeast Community Bancorp, Inc.(x)	1,917	28,295
Northfield Bancorp, Inc.	6,656	62,899
Northrim Bancorp, Inc.	893	35,381
Northwest Bancshares, Inc.	18,752	191,833
Norwood Financial Corp.(x)	1,150	29,624
Oak Valley Bancorp	958	24,027
OceanFirst Financial Corp.	9,001	130,244
OFG Bancorp	6,933	207,019
Old National Bancorp	44,459	646,434
Old Second Bancorp, Inc.	6,743	91,772
Orange County Bancorp, Inc.(x)	812	35,054
Origin Bancorp, Inc.	4,469	129,020
Orrstown Financial Services, Inc.	1,666	35,003
Pacific Premier Bancorp, Inc.	13,713	298,395
PacWest Bancorp	17,505	138,465
Park National Corp.	2,175	205,581
Parke Bancorp, Inc.	1,545	25,168
Pathward Financial, Inc.	2,662	122,692
PCB Bancorp	1,635	25,261
Peapack-Gladstone Financial Corp.	2,616	67,100
Penns Woods Bancorp, Inc.	839	17,686
Peoples Bancorp, Inc.	5,195	131,849
Peoples Financial Services Corp.	1,090	43,709
Pioneer Bancorp, Inc.*	1,697	14,492
Plumas Bancorp	757	25,844
Ponce Financial Group, Inc.*	3,122	24,414
Preferred Bank	1,427	88,831
Premier Financial Corp.	5,318	90,725
Primis Financial Corp.	3,128	25,493
Princeton Bancorp, Inc.	718	20,815
Provident Financial Services, Inc.	11,122	170,055
QCR Holdings, Inc.	2,525	122,513
RBB Bancorp	2,808	35,886
Red River Bancshares, Inc.	734	33,735
Renasant Corp.	8,009	209,756
Republic Bancorp, Inc., Class A	1,348	59,379
S&T Bancorp, Inc.	5,902	159,826
Sandy Spring Bancorp, Inc.	6,771	145,102
Seacoast Banking Corp. of Florida	12,133	266,441
ServisFirst Bancshares, Inc.	5,078	264,919
Shore Bancshares, Inc.	4,680	49,234
Sierra Bancorp	2,080	39,437
Simmons First National Corp., Class A	18,012	305,483
SmartFinancial, Inc.	2,370	50,647
South Plains Financial, Inc.	1,702	45,001
Southern First Bancshares, Inc.*	1,318	35,507
Southern Missouri Bancorp, Inc.	1,337	51,728
Southern States Bancshares, Inc.	990	22,364
Southside Bancshares, Inc.	4,518	129,667
SouthState Corp.	11,561	778,749
Stellar Bancorp, Inc.	7,053	150,370
Sterling Bancorp, Inc.*	3,185	18,600
Stock Yards Bancorp, Inc.	533	20,942
Summit Financial Group, Inc.	1,690	38,093
Texas Capital Bancshares, Inc.*	7,265	427,908
Third Coast Bancshares, Inc.*	1,715	29,326
Timberland Bancorp, Inc.	1,128	30,569
Tompkins Financial Corp.	2,144	105,035
Towne Bank	10,786	247,323
TriCo Bancshares	4,718	151,118
Triumph Financial, Inc.*	3,397	220,092
TrustCo Bank Corp.	2,656	72,482
Trustmark Corp.	8,764	190,442
UMB Financial Corp.	6,706	416,107
United Bankshares, Inc.	19,803	546,365
United Community Banks, Inc.	17,127	435,197
Unity Bancorp, Inc.	1,076	25,211
Univest Financial Corp.	4,358	75,742
USCB Financial Holdings, Inc.(x)*	1,248	13,116
Valley National Bancorp	65,465	560,380
Veritex Holdings, Inc.	7,028	126,153
Virginia National Bankshares Corp.	653	19,819
Washington Federal, Inc.	10,127	259,454
Washington Trust Bancorp, Inc.	2,596	68,353
WesBanco, Inc.	8,834	215,726

West Bancorp, Inc.	2,414	39,372

Westamerica Bancorp	2,800	121,100
WSFS Financial Corp.	8,660	316,090

		27,061,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (2.2%)
Artisan Partners Asset Management, Inc., Class A	2,600	$97,292
Associated Capital Group, Inc., Class A(x)‡	117,400	4,285,100
Avantax, Inc.*	680	17,394
Bakkt Holdings, Inc.(x)*	9,047	10,585
BGC Group, Inc., Class A	25,201	133,061
Brightsphere Investment Group, Inc.	3,157	61,214
Donnelley Financial Solutions, Inc.*	1,053	59,263
Federated Hermes, Inc., Class B	11,400	386,118
Forge Global Holdings, Inc.*	17,238	34,993
Galaxy Digital Holdings Ltd.(x)*	22,600	83,029
GAMCO Investors, Inc., Class A	77,505	1,552,425
GCM Grosvenor, Inc., Class A(x)	907	7,038
Hamilton Lane, Inc., Class A	2,251	203,581
MarketWise, Inc.	5,021	8,034
Moelis & Co., Class A	4,202	189,636
Onex Corp.	5,100	301,053
Open Lending Corp.*	1,364	9,985
OTC Markets Group, Inc., Class A	100	5,340
Piper Sandler Cos.	462	67,133
Sculptor Capital Management, Inc., Class A	1,496	17,354
StoneX Group, Inc.*	2,397	232,317
Urbana Corp.(x)	16,000	56,190
Urbana Corp. (Non-Voting)	16,000	51,949
Value Line, Inc.	23	1,006
Victory Capital Holdings, Inc., Class A	412	13,736
Virtus Investment Partners, Inc.	920	185,831

		8,070,657

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	717	21,732
Bread Financial Holdings, Inc.	6,275	214,605
Consumer Portfolio Services, Inc.(x)*	1,457	13,215
Encore Capital Group, Inc.*	3,514	167,829
Enova International, Inc.*	4,602	234,104
Green Dot Corp., Class A*	6,494	90,461
LendingClub Corp.*	16,243	99,082
LendingTree, Inc.*	1,066	16,523
Navient Corp.	13,575	233,761
Nelnet, Inc., Class A	2,159	192,842
OppFi, Inc.*	2,536	6,391
PRA Group, Inc.*	5,883	113,012
PROG Holdings, Inc.*	5,595	185,810
Regional Management Corp.	1,017	28,151
World Acceptance Corp.*	584	74,203

		1,691,721

Financial Services (1.5%)
Acacia Research Corp.(x)*	6,356	23,199
Alerus Financial Corp.	2,839	51,613
A-Mark Precious Metals, Inc.	2,856	83,766
AvidXchange Holdings, Inc.*	2,028	19,225
Banco Latinoamericano de Comercio Exterior SA, Class E	4,000	84,800
Cannae Holdings, Inc.*	11,028	205,562
Cantaloupe, Inc.*	2,860	17,875
Cass Information Systems, Inc.	270	10,058
Compass Diversified Holdings	9,637	180,887
Enact Holdings, Inc.	4,585	124,850
Essent Group Ltd.	16,037	758,390
Federal Agricultural Mortgage Corp., Class C	1,154	178,062
Finance of America Cos., Inc., Class A(x)*	6,205	7,942
Jackson Financial, Inc., Class A	12,278	469,265
Marqeta, Inc., Class A*	64,261	384,281
Merchants Bancorp	2,330	64,588
Mr Cooper Group, Inc.*	9,899	530,190
NewtekOne, Inc.(x)	3,483	51,374
NMI Holdings, Inc., Class A*	11,454	310,289
Ocwen Financial Corp.*	965	24,974
Pagseguro Digital Ltd., Class A*	11,977	103,122
Paysafe Ltd.*	5,075	60,849
PennyMac Financial Services, Inc.‡	3,619	241,025
Radian Group, Inc.	23,733	595,936
Repay Holdings Corp., Class A*	12,440	94,420
Security National Financial Corp., Class A*	2,023	15,860
StoneCo Ltd., Class A*	17,142	182,905
SWK Holdings Corp.*	345	5,434
Velocity Financial, Inc.*	1,217	13,752
Walker & Dunlop, Inc.	4,804	356,649
Waterstone Financial, Inc.	2,642	28,930

		5,280,072

Insurance (1.2%)
Ambac Financial Group, Inc.*	6,571	79,246
American Coastal Insurance Corp.(x)*	3,010	22,154
American Equity Investment Life Holding Co.	11,699	627,534
AMERISAFE, Inc.	1,409	70,549
Argo Group International Holdings Ltd.	4,747	141,650
CNO Financial Group, Inc.	17,527	415,916
Donegal Group, Inc., Class A	2,407	34,312
eHealth, Inc.*	2,972	21,993
Employers Holdings, Inc.	3,831	153,048
Enstar Group Ltd.*	1,810	438,020
F&G Annuities & Life, Inc.	2,712	76,099
Fidelis Insurance Holdings Ltd.*	1,779	26,116
Genworth Financial, Inc., Class A*	67,740	396,956
GoHealth, Inc., Class A*	670	9,708
Greenlight Capital Re Ltd., Class A*	3,589	38,546
Hippo Holdings, Inc.(x)*	1,628	12,975
Horace Mann Educators Corp.	6,065	178,190
Investors Title Co.	151	22,362
James River Group Holdings Ltd.	5,410	83,043
Lemonade, Inc.(x)*	6,617	76,890
Maiden Holdings Ltd.(x)*	14,062	24,749
MBIA, Inc.(x)*	7,195	51,876
Mercury General Corp.	4,116	115,371
National Western Life Group, Inc., Class A	348	152,247
NI Holdings, Inc.*	873	11,236
Oscar Health, Inc., Class A*	21,186	118,006
ProAssurance Corp.	7,337	138,596
Safety Insurance Group, Inc.	2,167	147,768
Selectquote, Inc.*	21,765	25,465
SiriusPoint Ltd.*	12,608	128,223
Skyward Specialty Insurance Group, Inc.(x)*	2,612	71,464
Stewart Information Services Corp.	4,073	178,397
Tiptree, Inc., Class A	2,751	46,107
United Fire Group, Inc.	3,315	65,471
Universal Insurance Holdings, Inc.	2,783	39,018

		4,239,301

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)(x)	2,474	29,045
Angel Oak Mortgage REIT, Inc. (REIT)	1,791	15,277
Apollo Commercial Real Estate Finance, Inc. (REIT)	21,337	216,144
Arbor Realty Trust, Inc. (REIT)(x)	26,931	408,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ares Commercial Real Estate Corp. (REIT)(x)	7,805	$74,304
ARMOUR Residential REIT, Inc. (REIT)(x)	33,935	144,224
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	26,030	566,152
BrightSpire Capital, Inc. (REIT), Class A	20,119	125,945
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,442	35,946
Chimera Investment Corp. (REIT)	35,172	192,039
Claros Mortgage Trust, Inc. (REIT)	13,996	155,076
Dynex Capital, Inc. (REIT)	7,918	94,541
Ellington Financial, Inc. (REIT)(x)	9,579	119,450
Franklin BSP Realty Trust, Inc. (REIT)	12,165	161,065
Granite Point Mortgage Trust, Inc. (REIT)	8,089	39,474
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	14,460	306,552
Invesco Mortgage Capital, Inc. (REIT)(x)	6,262	62,686
KKR Real Estate Finance Trust, Inc. (REIT)	9,045	107,364
Ladder Capital Corp. (REIT), Class A	17,021	174,635
MFA Financial, Inc. (REIT)	15,568	149,608
New York Mortgage Trust, Inc. (REIT)	13,872	117,773
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	22,855
Orchid Island Capital, Inc. (REIT)(x)	6,554	55,774
PennyMac Mortgage Investment Trust (REIT)‡	13,364	165,714
Ready Capital Corp. (REIT)	24,080	243,449
Redwood Trust, Inc. (REIT)	17,206	122,679
TPG RE Finance Trust, Inc. (REIT)	10,211	68,720
Two Harbors Investment Corp. (REIT)	14,777	195,647

		4,170,951

Total Financials		50,513,808

Health Care (4.0%)
Biotechnology (2.0%)
2seventy bio, Inc.(x)*	7,709	30,219
4D Molecular Therapeutics, Inc.*	5,384	68,538
Aadi Bioscience, Inc.*	2,456	11,887
ACELYRIN, Inc.(x)*	2,655	27,001
Acrivon Therapeutics, Inc.(x)*	1,227	11,730
Adicet Bio, Inc.*	5,122	7,017
ADMA Biologics, Inc.*	14,652	52,454
Agenus, Inc.*	44,304	50,063
Agios Pharmaceuticals, Inc.*	8,439	208,865
Allakos, Inc.*	9,980	22,655
Allogene Therapeutics, Inc.(x)*	12,171	38,582
Allovir, Inc.(x)*	6,546	14,074
Alpine Immune Sciences, Inc.*	1,988	22,763
Altimmune, Inc.*	7,321	19,035
ALX Oncology Holdings, Inc.*	3,389	16,267
AnaptysBio, Inc.*	464	8,333
Anika Therapeutics, Inc.*	2,172	40,464
Annexon, Inc.*	6,436	15,189
Apogee Therapeutics, Inc.(x)*	1,573	33,505
Arbutus Biopharma Corp.*	5,622	11,413
Arcturus Therapeutics Holdings, Inc.*	3,258	83,242
Arcus Biosciences, Inc.*	5,633	101,112
Ardelyx, Inc.*	10,945	44,656
ARS Pharmaceuticals, Inc.(x)*	2,606	9,851
Astria Therapeutics, Inc.(x)*	556	4,148
Atara Biotherapeutics, Inc.*	14,514	21,481
Aura Biosciences, Inc.*	4,153	37,252
Avidity Biosciences, Inc.*	10,678	68,126
Beam Therapeutics, Inc.(x)*	1,025	24,651
BioAtla, Inc.*	6,684	11,363
BioCryst Pharmaceuticals, Inc.*	6,913	48,944
Biohaven Ltd.*	8,631	224,492
Bluebird Bio, Inc.(x)*	15,535	47,226
Bridgebio Pharma, Inc.*	5,165	136,201
Cabaletta Bio, Inc.*	441	6,712
CareDx, Inc.*	8,123	56,861
Caribou Biosciences, Inc.*	11,215	53,608
Carisma Therapeutics, Inc.(x)	4,103	17,356
Celcuity, Inc.(x)*	2,465	22,530
Celldex Therapeutics, Inc.*	5,259	144,728
Century Therapeutics, Inc.*	3,168	6,336
Cogent Biosciences, Inc.*	5,574	54,346
Coherus Biosciences, Inc.*	2,275	8,508
Compass Therapeutics, Inc.(x)*	12,072	23,782
Crinetics Pharmaceuticals, Inc.*	8,094	240,716
Cullinan Oncology, Inc.*	3,602	32,598
Cytokinetics, Inc.*	1,021	30,079
Day One Biopharmaceuticals, Inc.(x)*	705	8,650
Deciphera Pharmaceuticals, Inc.*	5,140	65,381
Design Therapeutics, Inc.*	4,904	11,573
Disc Medicine, Inc.*	103	4,839
Dynavax Technologies Corp.*	2,943	43,468
Dyne Therapeutics, Inc.*	4,608	41,288
Eagle Pharmaceuticals, Inc.*	1,541	24,302
Editas Medicine, Inc.(x)*	12,346	96,299
Emergent BioSolutions, Inc.*	7,562	25,711
Enanta Pharmaceuticals, Inc.*	2,700	30,159
Entrada Therapeutics, Inc.(x)*	3,237	51,145
EQRx, Inc.(x)*	48,718	108,154
Erasca, Inc.(x)*	12,152	23,939
Fate Therapeutics, Inc.*	13,195	27,973
Fennec Pharmaceuticals, Inc.*	1,736	13,037
FibroGen, Inc.(x)*	13,790	11,899
Genelux Corp.(x)*	2,046	50,107
Generation Bio Co.*	7,039	26,678
Geron Corp.*	18,233	38,654
Graphite Bio, Inc.*	3,902	9,677
Gritstone bio, Inc.*	13,348	22,959
HilleVax, Inc.(x)*	2,488	33,464
Humacyte, Inc.(x)*	1,885	5,523
Icosavax, Inc.(x)*	4,295	33,286
Ideaya Biosciences, Inc.*	2,958	79,807
IGM Biosciences, Inc.(x)*	1,793	14,972
Immuneering Corp., Class A(x)*	757	5,814
ImmunityBio, Inc.(x)*	2,783	4,703
ImmunoGen, Inc.*	15,062	239,034
Inhibrx, Inc.(x)*	1,793	32,902
Inozyme Pharma, Inc.(x)*	4,919	20,660
Intellia Therapeutics, Inc.*	11,383	359,930
Iovance Biotherapeutics, Inc.*	34,486	156,911
Ironwood Pharmaceuticals, Inc., Class A*	12,460	119,990
iTeos Therapeutics, Inc.*	3,922	42,946
Janux Therapeutics, Inc.*	2,245	22,630
KalVista Pharmaceuticals, Inc.*	3,886	37,422
Kezar Life Sciences, Inc.*	9,932	11,819
Kiniksa Pharmaceuticals Ltd., Class A*	4,596	79,832
Kodiak Sciences, Inc.*	4,655	8,379
Kura Oncology, Inc.*	10,591	96,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Larimar Therapeutics, Inc.*	3,602	$14,228
Lexicon Pharmaceuticals, Inc.(x)*	7,974	8,692
Lyell Immunopharma, Inc.(x)*	26,833	39,444
MacroGenics, Inc.*	6,501	30,295
MannKind Corp.*	6,896	28,480
MeiraGTx Holdings plc*	1,407	6,908
Mersana Therapeutics, Inc.*	6,327	8,035
MiMedx Group, Inc.*	17,124	124,834
Mineralys Therapeutics, Inc.*	1,523	14,484
Monte Rosa Therapeutics, Inc.(x)*	4,606	22,063
Morphic Holding, Inc.*	593	13,586
Myriad Genetics, Inc.*	12,030	192,961
Nkarta, Inc.*	5,100	7,089
Novavax, Inc.(x)*	2,635	19,077
Nurix Therapeutics, Inc.*	7,238	56,891
Ocean Biomedical, Inc.(x)*	1,024	3,994
Olema Pharmaceuticals, Inc.*	4,162	51,401
Organogenesis Holdings, Inc., Class A*	9,709	30,875
ORIC Pharmaceuticals, Inc.(x)*	5,976	36,155
Ovid therapeutics, Inc.*	8,731	33,527
PepGen, Inc.*	1,037	5,268
PMV Pharmaceuticals, Inc.*	5,490	33,709
Point Biopharma Global, Inc.(x)*	13,708	91,432
Poseida Therapeutics, Inc., Class A*	10,291	24,493
Precigen, Inc.(x)*	20,395	28,961
Prelude Therapeutics, Inc.(x)*	1,178	3,640
ProKidney Corp., Class A*	5,044	23,102
Protagonist Therapeutics, Inc.*	3,104	51,775
Protalix BioTherapeutics, Inc.*	10,909	18,109
PTC Therapeutics, Inc.*	2,045	45,828
Rallybio Corp.(x)*	4,709	15,869
RAPT Therapeutics, Inc.*	1,126	18,714
Recursion Pharmaceuticals, Inc., Class A(x)*	20,366	155,800
REGENXBIO, Inc.*	6,225	102,463
Relay Therapeutics, Inc.*	13,359	112,349
Reneo Pharmaceuticals, Inc.(x)*	758	5,772
Replimune Group, Inc.*	6,244	106,835
Rigel Pharmaceuticals, Inc.*	4,423	4,777
Rocket Pharmaceuticals, Inc.*	1,059	21,699
Sage Therapeutics, Inc.*	537	11,051
Sagimet Biosciences, Inc., Class A(x)*	444	3,907
Sana Biotechnology, Inc.(x)*	13,221	51,165
Sangamo Therapeutics, Inc.*	21,914	13,144
Savara, Inc.(x)*	12,562	47,484
Scholar Rock Holding Corp.*	6,471	45,944
Selecta Biosciences, Inc.(x)*	12,836	13,606
Seres Therapeutics, Inc.*	4,962	11,810
Stoke Therapeutics, Inc.(x)*	4,233	16,678
Sutro Biopharma, Inc.*	8,659	30,047
Syndax Pharmaceuticals, Inc.*	1,688	24,510
Tango Therapeutics, Inc.(x)*	6,722	75,690
Tenaya Therapeutics, Inc.*	5,971	15,226
Travere Therapeutics, Inc.*	834	7,456
Turnstone Biologics Corp.(x)*	1,004	3,956
Twist Bioscience Corp.*	8,628	174,803
Tyra Biosciences, Inc.(x)*	1,403	19,319
UroGen Pharma Ltd.*	466	6,529
Vanda Pharmaceuticals, Inc.*	8,968	38,742
Vera Therapeutics, Inc., Class A(x)*	2,740	37,565
Veracyte, Inc.*	10,923	243,911
Verve Therapeutics, Inc.(x)*	7,773	103,070
Vigil Neuroscience, Inc.(x)*	2,372	12,785
Vir Biotechnology, Inc.*	12,245	114,736
Viridian Therapeutics, Inc.*	1,386	21,261
Vor BioPharma, Inc.(x)*	5,575	11,819
X4 Pharmaceuticals, Inc.*	9,510	10,366
Xencor, Inc.*	3,963	79,854
XOMA Corp.*	979	13,794
Y-mAbs Therapeutics, Inc.*	2,911	15,865
Zura Bio Ltd., Class A(x)*	1,897	12,520
Zymeworks, Inc.(x)*	8,072	51,176

		7,366,868

Health Care Equipment & Supplies (0.7%)
Alphatec Holdings, Inc.*	6,938	89,986
AngioDynamics, Inc.*	6,032	44,094
Artivion, Inc.*	4,976	75,436
AtriCure, Inc.*	1,970	86,286
Avanos Medical, Inc.*	6,850	138,507
Beyond Air, Inc.(x)*	880	2,033
Butterfly Network, Inc.(x)*	21,008	24,789
Cutera, Inc.*	2,269	13,659
CVRx, Inc.(x)*	36	546
Embecta Corp.	7,832	117,872
Inari Medical, Inc.*	543	35,512
Inogen, Inc.*	3,240	16,913
Integer Holdings Corp.*	4,958	388,856
LivaNova plc*	7,702	407,282
Nano-X Imaging Ltd.(x)*	6,231	40,875
Neogen Corp.*	32,894	609,855
Nevro Corp.*	3,583	68,865
Omnicell, Inc.*	3,376	152,055
OraSure Technologies, Inc.*	10,430	61,850
Orthofix Medical, Inc.*	5,403	69,483
OrthoPediatrics Corp.*	194	6,208
Pulse Biosciences, Inc.(x)*	1,559	6,283
Varex Imaging Corp.*	5,800	108,982
Vicarious Surgical, Inc., Class A*	5,285	3,122
Zimvie, Inc.*	4,077	38,364

		2,607,713

Health Care Providers & Services (0.5%)
23andMe Holding Co., Class A(x)*	39,188	38,314
Accolade, Inc.*	619	6,549
AdaptHealth Corp., Class A*	6,969	63,418
Addus HomeCare Corp.*	1,243	105,891
Agiliti, Inc.*	598	3,881
Aveanna Healthcare Holdings, Inc.*	5,641	6,713
Brookdale Senior Living, Inc.*	27,946	115,696
Cano Health, Inc.(x)*	33,401	8,470
CareMax, Inc.(x)*	11,636	24,668
Castle Biosciences, Inc.*	2,266	38,273
Community Health Systems, Inc.*	19,331	56,060
Cross Country Healthcare, Inc.*	4,268	105,804
Enhabit, Inc.*	7,548	84,915
Fulgent Genetics, Inc.*	3,121	83,456
Invitae Corp.(x)*	6,611	4,001
LifeStance Health Group, Inc.*	7,341	50,433
National HealthCare Corp.	1,847	118,171
NeoGenomics, Inc.*	17,326	213,110
OPKO Health, Inc.(x)*	61,777	98,843
Owens & Minor, Inc.*	11,091	179,231
Patterson Cos., Inc.	10,169	301,409
Pediatrix Medical Group, Inc.*	12,661	160,921
PetIQ, Inc., Class A*	617	12,155
Surgery Partners, Inc.*	917	26,822

		1,907,204

Health Care Technology (0.2%)
American Well Corp., Class A*	38,729	45,313
Computer Programs and Systems, Inc.*	2,135	34,032
Definitive Healthcare Corp., Class A*	4,869	38,903
Health Catalyst, Inc.*	3,957	40,045
HealthStream, Inc.	2,267	48,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Multiplan Corp.*	58,594	$98,438
NextGen Healthcare, Inc.*	3,545	84,123
Sharecare, Inc.*	44,773	42,104
Veradigm, Inc.*	16,266	213,735

		645,615

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	5,044	27,490
BioLife Solutions, Inc.*	516	7,126
Codexis, Inc.*	9,245	17,473
CryoPort, Inc.*	707	9,693
MaxCyte, Inc.*	12,537	39,116
NanoString Technologies, Inc.(x)*	758	1,304
Nautilus Biotechnology, Inc., Class A*	7,777	24,575
OmniAb, Inc. (Earn Out Shares)(r)(x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	14,116	73,262
Pacific Biosciences of California, Inc.*	17,369	145,031
Quanterix Corp.*	4,536	123,107
Quantum-Si, Inc.(x)*	14,888	24,714
Seer, Inc., Class A*	9,216	20,367
SomaLogic, Inc.*	22,617	54,055

		567,313

Pharmaceuticals (0.4%)
Amneal Pharmaceuticals, Inc.*	18,980	80,096
ANI Pharmaceuticals, Inc.*	445	25,837
Arvinas, Inc.*	462	9,074
Assertio Holdings, Inc.*	13,427	34,373
Atea Pharmaceuticals, Inc.*	12,332	36,996
Biote Corp., Class A*	898	4,598
Cara Therapeutics, Inc.*	7,148	12,009
Citius Pharmaceuticals, Inc.(x)*	15,510	10,615
CorMedix, Inc.(x)*	1,352	5,002
Edgewise Therapeutics, Inc.*	6,677	38,259
Enliven Therapeutics, Inc.(x)*	3,549	48,479
EyePoint Pharmaceuticals, Inc.(x)*	1,982	15,836
Ikena Oncology, Inc.*	3,049	13,202
Innoviva, Inc.*	8,069	104,816
Ligand Pharmaceuticals, Inc.*	2,175	130,326
Liquidia Corp.*	1,956	12,401
Longboard Pharmaceuticals, Inc.(x)*	1,355	7,534
NGM Biopharmaceuticals, Inc.*	7,004	7,494
Nuvation Bio, Inc.*	22,101	29,615
Omeros Corp.(x)*	5,476	15,990
Phathom Pharmaceuticals, Inc.*	3,431	35,579
Phibro Animal Health Corp., Class A	2,097	26,779
Prestige Consumer Healthcare, Inc.*	7,511	429,554
Rain Oncology, Inc.*	653	563
Scilex Holding Co.(x)*	8,559	11,983
Taro Pharmaceutical Industries Ltd.*	1,251	47,175
Tarsus Pharmaceuticals, Inc.*	3,458	61,449
Terns Pharmaceuticals, Inc.(x)*	2,175	10,940
Theravance Biopharma, Inc.*	8,764	75,633
Theseus Pharmaceuticals, Inc.(x)*	3,200	8,608
Third Harmonic Bio, Inc.(x)*	2,866	18,314
Trevi Therapeutics, Inc.*	6,090	13,276
WaVe Life Sciences Ltd.(x)*	8,641	49,686
Zevra Therapeutics, Inc.(x)*	5,213	25,127

		1,457,218

Total Health Care		14,551,931

Industrials (16.8%)
Aerospace & Defense (0.5%)
AAR Corp.*	5,210	310,151
AerSale Corp.(x)*	3,979	59,446
Archer Aviation, Inc., Class A(x)*	23,195	117,367
Astronics Corp.*	4,040	64,074
Ducommun, Inc.*	1,951	84,888
Kaman Corp.	4,310	84,692
Kratos Defense & Security Solutions, Inc.*	19,062	286,311
Moog, Inc., Class A	3,401	384,177
National Presto Industries, Inc.	787	57,026
Park Aerospace Corp.	2,867	44,525
Parsons Corp.*	3,420	185,877
Terran Orbital Corp.(x)*	11,371	9,465
Triumph Group, Inc.*	9,442	72,326
V2X, Inc.*	1,705	88,080
Virgin Galactic Holdings, Inc.(x)*	17,021	30,638

		1,879,043

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,405	175,412
Hub Group, Inc., Class A*	4,771	374,714
Radiant Logistics, Inc.*	4,987	28,177

		578,303

Building Products (0.8%)
American Woodmark Corp.*	2,312	174,810
Apogee Enterprises, Inc.	2,055	96,749
AZZ, Inc.	3,707	168,965
Gibraltar Industries, Inc.*	2,001	135,088
Griffon Corp.	2,635	104,530
Insteel Industries, Inc.	2,836	92,057
JELD-WEN Holding, Inc.*	13,038	174,188
Masterbrand, Inc.*	19,706	239,428
Quanex Building Products Corp.	5,066	142,709
Resideo Technologies, Inc.*	22,030	348,074
UFP Industries, Inc.	7,665	784,896
Zurn Elkay Water Solutions Corp.	17,830	499,597

		2,961,091

Commercial Services & Supplies (3.2%)
ABM Industries, Inc.	10,004	400,260
ACCO Brands Corp.	14,114	81,014
Aris Water Solutions, Inc., Class A	3,861	38,533
BrightView Holdings, Inc.*	6,349	49,205
CECO Environmental Corp.*	4,424	70,651
Cimpress plc*	1,126	78,831
Civeo Corp.	241,400	5,004,222
CompX International, Inc.	19	353
CoreCivic, Inc.*	16,976	190,980
Deluxe Corp.	6,736	127,243
Ennis, Inc.	3,790	80,424
Enviri Corp.*	12,217	88,207
GEO Group, Inc. (The)*	18,082	147,911
Healthcare Services Group, Inc.	717	7,478
Heritage-Crystal Clean, Inc.*	2,139	97,004
HNI Corp.	6,302	218,238
Interface, Inc., Class A	8,698	85,327
Li-Cycle Holdings Corp.(x)*	20,391	72,388
Liquidity Services, Inc.*	1,388	24,457
Matthews International Corp., Class A	3,349	130,310
MillerKnoll, Inc.	11,505	281,297
NL Industries, Inc.	958	4,550
OPENLANE, Inc.*	105,271	1,570,643
Performant Financial Corp.*	2,507	5,666
Quad/Graphics, Inc.*	5,092	25,613
RB Global, Inc.	30,696	1,918,500
Steelcase, Inc., Class A	14,084	157,318
UniFirst Corp.	2,259	368,240
VSE Corp.	1,908	96,240

		11,421,103

Construction & Engineering (0.5%)
API Group Corp.*	10,333	267,935
Arcosa, Inc.	7,300	524,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Argan, Inc.	1,818	$82,755
Concrete Pumping Holdings, Inc.*	1,703	14,612
Eneti, Inc.	3,741	37,709
Fluor Corp.(x)*	1,475	54,133
Granite Construction, Inc.	5,750	218,615
Great Lakes Dredge & Dock Corp.*	9,867	78,640
INNOVATE Corp.(x)*	6,271	10,159
Limbach Holdings, Inc.*	1,106	35,093
Northwest Pipe Co.*	1,378	41,574
Primoris Services Corp.	7,417	242,758
Southland Holdings, Inc.(x)*	639	3,879
Sterling Infrastructure, Inc.*	552	40,561
Tutor Perini Corp.*	6,699	52,453

		1,705,746

Electrical Equipment (0.3%)
Babcock & Wilcox Enterprises, Inc.*	8,099	34,097
Blink Charging Co.(x)*	4,412	13,501
Encore Wire Corp.	2,414	440,458
Energy Vault Holdings, Inc.(x)*	15,210	38,785
EnerSys	406	38,436
Eos Energy Enterprises, Inc.(x)*	1,761	3,786
ESS Tech, Inc.(x)*	14,474	27,211
FuelCell Energy, Inc.(x)*	62,250	79,680
GrafTech International Ltd.	12,081	46,270
LSI Industries, Inc.	844	13,403
Powell Industries, Inc.	1,373	113,822
Preformed Line Products Co.	203	33,004
SES AI Corp.(x)*	17,621	40,000
Stem, Inc.(x)*	21,159	89,714
Thermon Group Holdings, Inc.*	4,366	119,934

		1,132,101

Ground Transportation (0.3%)
ArcBest Corp.	2,216	225,256
Covenant Logistics Group, Inc., Class A	1,290	56,567
FTAI Infrastructure, Inc.	14,362	46,246
Heartland Express, Inc.	6,762	99,334
Marten Transport Ltd.	1,660	32,719
PAM Transportation Services, Inc.*	820	17,671
RXO, Inc.*	2,311	45,596
TuSimple Holdings, Inc., Class A(x)*	25,872	40,360
Universal Logistics Holdings, Inc.	1,022	25,734
Werner Enterprises, Inc.	8,154	317,598

		907,081

Machinery (2.8%)
3D Systems Corp.*	19,204	94,292
Albany International Corp., Class A	559	48,230
Astec Industries, Inc.	3,478	163,849
Barnes Group, Inc.	7,447	252,975
Blue Bird Corp.*	2,440	52,094
Chart Industries, Inc.(x)*	2,497	422,293
CIRCOR International, Inc.*	333	18,565
Columbus McKinnon Corp.	4,297	150,008
Commercial Vehicle Group, Inc.*	4,307	33,422
Desktop Metal, Inc., Class A(x)*	42,996	62,774
EnPro Industries, Inc.	3,130	379,325
ESCO Technologies, Inc.	1,619	169,088
Gencor Industries, Inc.*	1,552	21,930
Gorman-Rupp Co. (The)	2,719	89,455
Greenbrier Cos., Inc. (The)	4,597	183,880
Hillman Solutions Corp.*	29,165	240,611
Hyliion Holdings Corp.(x)*	22,146	26,132
Kennametal, Inc.	12,327	306,696
Luxfer Holdings plc	4,062	53,009
Manitowoc Co., Inc. (The)*	5,399	81,255
Mayville Engineering Co., Inc.*	1,535	16,839
Microvast Holdings, Inc.(x)*	15,686	29,647
Miller Industries, Inc.	1,517	59,482
Mueller Industries, Inc.	4,744	356,559
Nikola Corp.(x)*	91,199	143,182
Oshkosh Corp.	59,000	5,630,370
Park-Ohio Holdings Corp.	1,275	25,385
Proto Labs, Inc.*	4,036	106,550
REV Group, Inc.	4,739	75,824
SPX Technologies, Inc.*	1,138	92,633
Standex International Corp.	319	46,475
Tennant Co.	1,332	98,768
Terex Corp.	4,272	246,153
Titan International, Inc.*	7,959	106,889
Trinity Industries, Inc.	9,977	242,940

		10,127,579

Marine Transportation (2.8%)
Clarkson plc	128,400	4,284,674
Costamare, Inc.	7,116	68,456
Eagle Bulk Shipping, Inc.(x)	1,418	59,598
Genco Shipping & Trading Ltd.	6,233	87,200
Golden Ocean Group Ltd.(x)	18,334	144,472
Himalaya Shipping Ltd.*	1,259	6,081
Matson, Inc.	5,348	474,474
Pangaea Logistics Solutions Ltd.(x)	5,554	32,657
Safe Bulkers, Inc.	11,245	36,434
Stolt-Nielsen Ltd.	172,400	4,996,331

		10,190,377

Passenger Airlines (0.3%)
Allegiant Travel Co.	2,183	167,785
Blade Air Mobility, Inc.(x)*	9,141	23,675
Hawaiian Holdings, Inc.*	7,527	47,646
JetBlue Airways Corp.*	49,977	229,894
Joby Aviation, Inc.(x)*	27,752	179,001
SkyWest, Inc.*	6,623	277,769
Spirit Airlines, Inc.	16,484	271,986
Sun Country Airlines Holdings, Inc.*	2,467	36,610

		1,234,366

Professional Services (3.8%)
Alight, Inc., Class A*	60,292	427,470
ASGN, Inc.*	5,383	439,683
Asure Software, Inc.*	2,360	22,326
Barrett Business Services, Inc.	67	6,046
BlackSky Technology, Inc., Class A(x)*	18,097	21,174
CACI International, Inc., Class A*	29,800	9,355,114
Conduent, Inc.*	26,150	91,002
First Advantage Corp.	7,493	103,329
FiscalNote Holdings, Inc.*	7,808	16,241
Heidrick & Struggles International, Inc.	2,964	74,159
HireRight Holdings Corp.*	2,364	22,482
Kelly Services, Inc., Class A	4,822	87,712
Korn Ferry	7,924	375,915
Mistras Group, Inc.*	3,241	17,663
NV5 Global, Inc.*	214	20,593
Planet Labs PBC(x)*	2,450	6,370
Resources Connection, Inc.	4,959	73,939
Science Applications International Corp.	24,000	2,532,960
Skillsoft Corp.(x)*	12,957	11,485
Sterling Check Corp.*	4,399	55,515
TrueBlue, Inc.*	4,481	65,736
Willdan Group, Inc.*	1,819	37,162

		13,864,076

Trading Companies & Distributors (1.2%)
Beacon Roofing Supply, Inc.*	7,249	559,405
BlueLinx Holdings, Inc.*	1,347	110,575
Boise Cascade Co.	5,985	616,694
Distribution Solutions Group, Inc.*	240	6,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
DXP Enterprises, Inc.*	2,183	$76,274
EVI Industries, Inc.*	194	4,815
GATX Corp.	4,988	542,844
Global Industrial Co.	354	11,859
GMS, Inc.*	4,245	271,553
Hudson Technologies, Inc.*	5,522	73,443
MRC Global, Inc.*	8,612	88,273
NOW, Inc.*	16,053	190,549
Rush Enterprises, Inc., Class A	9,234	377,024
Rush Enterprises, Inc., Class B	1,497	67,799
Textainer Group Holdings Ltd.	6,298	234,601
Titan Machinery, Inc.*	3,063	81,415
Triton International Ltd.(r)	6,984	555,577
Veritiv Corp.	1,966	332,058
Willis Lease Finance Corp.*	500	21,150
Xometry, Inc., Class A(x)*	4,633	78,668

		4,300,816

Transportation Infrastructure (0.1%)
Braemar plc(r)(x)	161,200	458,265

Total Industrials		60,759,947

Information Technology (2.8%)
Communications Equipment (0.2%)
ADTRAN Holdings, Inc.	12,037	99,064
Aviat Networks, Inc.*	1,668	52,042
Comtech Telecommunications Corp.	4,314	37,747
Digi International, Inc.*	581	15,687
DZS, Inc.(x)*	3,017	6,336
KVH Industries, Inc.*	2,619	13,357
NETGEAR, Inc.*	4,322	54,414
NetScout Systems, Inc.*	10,377	290,763
Ribbon Communications, Inc.*	13,516	36,223
Viavi Solutions, Inc.*	6,013	54,959

		660,592

Electronic Equipment, Instruments & Components (1.0%)
908 Devices, Inc.(x)*	3,483	23,197
Aeva Technologies, Inc.(x)*	14,193	10,856
Arlo Technologies, Inc.*	1,407	14,492
Bel Fuse, Inc., Class B	1,491	71,151
Belden, Inc.	2,408	232,492
Benchmark Electronics, Inc.	5,463	132,532
Climb Global Solutions, Inc.	129	5,548
Daktronics, Inc.*	5,810	51,825
ePlus, Inc.*	3,791	240,804
Evolv Technologies Holdings, Inc.(x)*	14,207	69,046
FARO Technologies, Inc.*	2,453	37,359
Iteris, Inc.(x)*	3,126	12,942
Itron, Inc.*	6,203	375,778
Kimball Electronics, Inc.*	2,693	73,734
Knowles Corp.*	13,624	201,772
Methode Electronics, Inc.	5,316	121,471
Mirion Technologies, Inc., Class A*	30,283	226,214
nLight, Inc.*	6,675	69,420
PAR Technology Corp.(x)*	3,703	142,714
PC Connection, Inc.	1,693	90,372
Plexus Corp.*	454	42,213
Richardson Electronics Ltd.(x)	1,820	19,893
Rogers Corp.*	707	92,949
Sanmina Corp.*	8,226	446,507
ScanSource, Inc.*	3,758	113,905
SmartRent, Inc., Class A(x)*	27,905	72,832
TTM Technologies, Inc.*	15,356	197,785
Vishay Intertechnology, Inc.	19,348	478,283
Vishay Precision Group, Inc.*	1,847	62,022
Vuzix Corp.(x)*	9,071	32,928

		3,763,036

IT Services (0.1%)
Brightcove, Inc.*	6,275	20,645
Fastly, Inc., Class A*	2,848	54,596
Grid Dynamics Holdings, Inc.*	1,722	20,974
Hackett Group, Inc. (The)	264	6,228
Information Services Group, Inc.	2,330	10,205
Rackspace Technology, Inc.*	11,357	26,689
Squarespace, Inc., Class A*	4,737	137,231
Tucows, Inc., Class A(x)*	902	18,410
Unisys Corp.*	10,478	36,149

		331,127

Semiconductors & Semiconductor Equipment (0.8%)
ACM Research, Inc., Class A*	6,170	111,708
Alpha & Omega Semiconductor Ltd.*	3,613	107,812
Ambarella, Inc.*	2,169	115,022
Amkor Technology, Inc.	15,533	351,046
Atomera, Inc.(x)*	853	5,340
CEVA, Inc.*	364	7,058
Cohu, Inc.*	6,995	240,908
Diodes, Inc.*	1,429	112,662
Ichor Holdings Ltd.*	4,267	132,106
indie Semiconductor, Inc., Class A*	1,255	7,906
Kulicke & Soffa Industries, Inc.	2,488	120,991
Maxeon Solar Technologies Ltd.(x)*	1,624	18,822
Navitas Semiconductor Corp., Class A*	13,805	95,945
NVE Corp.	75	6,161
Onto Innovation, Inc.*	1,039	132,493
Photronics, Inc.*	9,294	187,832
Semtech Corp.*	9,662	248,796
SMART Global Holdings, Inc.*	5,642	137,383
Synaptics, Inc.*	5,490	491,026
Ultra Clean Holdings, Inc.*	6,644	197,127
Veeco Instruments, Inc.*	7,541	211,978

		3,040,122

Software (0.5%)
ACI Worldwide, Inc.*	2,242	50,580
Adeia, Inc.	2,160	23,069
American Software, Inc., Class A	975	11,173
Aurora Innovation, Inc., Class A(x)*	50,122	117,787
Bit Digital, Inc.(x)*	9,559	20,456
C3.ai, Inc., Class A(x)*	2,225	56,782
Cerence, Inc.*	6,244	127,190
Cipher Mining, Inc.(x)*	6,532	15,220
Cleanspark, Inc.*	14,635	55,759
CommVault Systems, Inc.*	434	29,343
Consensus Cloud Solutions, Inc.*	1,326	33,389
CS Disco, Inc.*	3,205	21,281
Digital Turbine, Inc.*	10,791	65,286
E2open Parent Holdings, Inc.*	25,783	117,055
Ebix, Inc.	2,879	28,445
EverCommerce, Inc.*	772	7,743
LiveRamp Holdings, Inc.*	9,829	283,468
Matterport, Inc.*	38,818	84,235
MeridianLink, Inc.*	1,300	22,178
Mitek Systems, Inc.*	136	1,458
N-able, Inc.*	959	12,371
NextNav, Inc.(x)*	1,064	5,469
Olo, Inc., Class A*	6,884	41,717
ON24, Inc.(x)	5,336	33,777
OneSpan, Inc.*	468	5,031
PROS Holdings, Inc.*	1,929	66,782
Riot Platforms, Inc.(x)*	8,007	74,705
SolarWinds Corp.*	8,026	75,765
Terawulf, Inc.(x)*	20,350	25,641
Verint Systems, Inc.*	829	19,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Xperi, Inc.*	6,619	$65,263

		1,597,477

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	1,461	39,257
CompoSecure, Inc.(x)*	185	1,193
Eastman Kodak Co.*	8,922	37,562
Immersion Corp.	4,764	31,490
Intevac, Inc.*	2,988	9,293
IonQ, Inc.(x)*	20,463	304,489
Turtle Beach Corp.*	2,393	21,717
Xerox Holdings Corp.	17,338	272,033

		717,034

Total Information Technology		10,109,388

Materials (3.8%)
Chemicals (0.7%)
AdvanSix, Inc.	3,988	123,947
American Vanguard Corp.	3,299	36,058
Aspen Aerogels, Inc.*	7,749	66,641
Avient Corp.	13,643	481,871
Chase Corp.	118	15,013
Core Molding Technologies, Inc.*	888	25,299
Danimer Scientific, Inc., Class A(x)*	14,082	29,150
Ecovyst, Inc.*	10,928	107,532
FutureFuel Corp.	4,174	29,928
HB Fuller Co.	814	55,849
Innospec, Inc.	421	43,026
Intrepid Potash, Inc.*	1,655	41,640
Koppers Holdings, Inc.	3,104	122,763
Kronos Worldwide, Inc.	3,519	27,272
LSB Industries, Inc.*	8,421	86,147
Mativ Holdings, Inc.	8,216	117,160
Minerals Technologies, Inc.	4,931	270,022
Origin Materials, Inc.(x)*	15,900	20,352
Perimeter Solutions SA(x)*	23,682	107,516
PureCycle Technologies, Inc.(x)*	13,451	75,460
Rayonier Advanced Materials, Inc.*	9,978	35,322
Stepan Co.	2,866	214,864
Trinseo plc	5,228	42,713
Tronox Holdings plc	17,761	238,708
Valhi, Inc.(x)	375	4,972

		2,419,225

Construction Materials (0.3%)
Knife River Corp.*	8,534	416,715
Summit Materials, Inc., Class A*	18,049	562,046

		978,761

Containers & Packaging (0.2%)
Greif, Inc., Class A	3,812	254,680
Greif, Inc., Class B	662	44,062
O-I Glass, Inc.*	3,575	59,810
Pactiv Evergreen, Inc.	6,600	53,658
Ranpak Holdings Corp., Class A*	6,153	33,472
TriMas Corp.	6,352	157,276

		602,958

Metals & Mining (2.6%)
5E Advanced Materials, Inc.(x)*	1,244	2,811
Alpha Metallurgical Resources, Inc.	1,750	454,527
Arch Resources, Inc.	2,756	470,339
Caledonia Mining Corp. plc(x)	2,137	21,071
Carpenter Technology Corp.	7,241	486,668
Coeur Mining, Inc.*	48,629	107,956
Commercial Metals Co.	17,636	871,395
Constellium SE, Class A*	7,320	133,224
Contango ORE, Inc.(x)*	183	3,320
Dakota Gold Corp.*	1,810	4,670
Haynes International, Inc.	1,890	87,923
Hecla Mining Co.	72,223	282,392
i-80 Gold Corp.*	25,493	39,004
Kaiser Aluminum Corp.	124	9,332
Mesabi Trust*	57,200	1,148,004
Olympic Steel, Inc.	1,509	84,821
Piedmont Lithium, Inc.*	1,821	72,294
PolyMet Mining Corp.*	5,121	10,652
Ramaco Resources, Inc., Class A	3,432	37,718
Ramaco Resources, Inc., Class B	686	8,184
Ryerson Holding Corp.	3,390	98,615
Sandstorm Gold Ltd.(x)	839,000	3,909,740
Schnitzer Steel Industries, Inc., Class A	3,999	111,372
SunCoke Energy, Inc.	12,354	125,393
TimkenSteel Corp.*	6,601	143,374
Tredegar Corp.	4,338	23,468
Warrior Met Coal, Inc.	7,745	395,615
Wheaton Precious Metals Corp.	2,400	97,320
Worthington Industries, Inc.	4,660	288,081

		9,529,283

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	2,554	92,582
Glatfelter Corp.*	6,919	13,838

		106,420

Total Materials		13,636,647

Real Estate (7.7%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	11,238	188,012
Alpine Income Property Trust, Inc. (REIT)	2,131	34,863
American Assets Trust, Inc. (REIT)	7,400	143,930
Armada Hoffler Properties, Inc. (REIT)	10,609	108,636
Broadstone Net Lease, Inc. (REIT)	28,462	407,007
CTO Realty Growth, Inc. (REIT)	3,486	56,508
Empire State Realty Trust, Inc. (REIT), Class A	19,985	160,679
Essential Properties Realty Trust, Inc. (REIT)	21,027	454,814
Gladstone Commercial Corp. (REIT)(x)	4,916	59,779
Global Net Lease, Inc. (REIT)	29,390	282,438
NexPoint Diversified Real Estate Trust (REIT)	4,889	42,583
One Liberty Properties, Inc. (REIT)	2,715	51,232
Star Holdings (REIT)*	2,207	27,632

		2,018,113

Health Care REITs (0.5%)
CareTrust REIT, Inc. (REIT)	13,881	284,560
Community Healthcare Trust, Inc. (REIT)	1,353	40,184
Diversified Healthcare Trust (REIT)	36,548	70,903
Global Medical REIT, Inc. (REIT)	9,830	88,175
LTC Properties, Inc. (REIT)	6,260	201,134
National Health Investors, Inc. (REIT)	5,735	294,550
Physicians Realty Trust (REIT)	36,527	445,264
Sabra Health Care REIT, Inc. (REIT)	35,071	488,890

		1,913,660

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	32,807	503,259
Braemar Hotels & Resorts, Inc. (REIT)	9,488	26,282
Chatham Lodging Trust (REIT)	7,602	72,751
DiamondRock Hospitality Co. (REIT)	32,421	260,341
Hersha Hospitality Trust (REIT), Class A	4,629	45,642
Pebblebrook Hotel Trust (REIT)	18,546	252,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
RLJ Lodging Trust (REIT)	23,911	$234,089
Service Properties Trust (REIT)	24,871	191,258
Summit Hotel Properties, Inc. (REIT)	16,419	95,230
Sunstone Hotel Investors, Inc. (REIT)	31,591	295,376
Xenia Hotels & Resorts, Inc. (REIT)	16,952	199,694

		2,175,962

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	4,240	320,799
LXP Industrial Trust (REIT)	43,846	390,229
Plymouth Industrial REIT, Inc. (REIT)	6,444	135,002
Terreno Realty Corp. (REIT)	12,385	703,468

		1,549,498

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	25,148	114,172
City Office REIT, Inc. (REIT)	5,945	25,266
COPT Defense Properties (REIT)	17,085	407,136
Douglas Emmett, Inc. (REIT)(x)	18,858	240,628
Easterly Government Properties, Inc. (REIT), Class A	14,553	166,341
Equity Commonwealth (REIT)	15,881	291,734
Hudson Pacific Properties, Inc. (REIT)	20,084	133,559
JBG SMITH Properties (REIT)	16,773	242,538
Office Properties Income Trust (REIT)	7,073	28,999
Orion Office REIT, Inc. (REIT)	8,863	46,176
Paramount Group, Inc. (REIT)	28,018	129,443
Peakstone Realty Trust (REIT)(x)	5,432	90,388
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,994	106,746
Postal Realty Trust, Inc. (REIT), Class A	2,772	37,422
SL Green Realty Corp. (REIT)(x)	9,122	340,251

		2,400,799

Real Estate Management & Development (2.6%)
American Realty Investors, Inc.(x)*	237	3,465
Anywhere Real Estate, Inc.*	14,673	94,347
Compass, Inc., Class A*	7,075	20,518
Cushman & Wakefield plc*	17,922	136,566
DigitalBridge Group, Inc.	16,738	294,254
Douglas Elliman, Inc.	13,046	29,484
DREAM Unlimited Corp., Class A	242,400	3,306,336
Forestar Group, Inc.*	2,669	71,903
FRP Holdings, Inc.*	986	53,214
Howard Hughes Holdings, Inc.*	43,100	3,195,003
Kennedy-Wilson Holdings, Inc.	18,011	265,482
Marcus & Millichap, Inc.	2,200	64,548
Newmark Group, Inc., Class A	21,039	135,281
Opendoor Technologies, Inc.*	78,424	207,039
RE/MAX Holdings, Inc., Class A	2,899	37,513
RMR Group, Inc. (The), Class A	890	21,823
Stratus Properties, Inc.*	806	22,084
Tejon Ranch Co.*	76,820	1,246,020
Transcontinental Realty Investors, Inc.*	193	5,910

		9,210,790

Residential REITs (0.9%)
Apartment Investment and Management Co. (REIT), Class A*	22,232	151,178
BRT Apartments Corp. (REIT)	1,862	32,157
Centerspace (REIT)	2,306	138,960
Clipper Realty, Inc. (REIT)	267	1,383
Elme Communities (REIT)	13,279	181,125
Equity LifeStyle Properties, Inc. (REIT)	31,200	1,987,752
Independence Realty Trust, Inc. (REIT)	34,213	481,377
NexPoint Residential Trust, Inc. (REIT)	2,352	75,687
UMH Properties, Inc. (REIT)	7,084	99,318
Veris Residential, Inc. (REIT)	11,903	196,399

		3,345,336

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	13,701	196,609
CBL & Associates Properties, Inc. (REIT)(x)	1,124	23,581
Getty Realty Corp. (REIT)	6,725	186,484
InvenTrust Properties Corp. (REIT)	10,317	245,648
Kite Realty Group Trust (REIT)	32,887	704,440
Macerich Co. (The) (REIT)	32,677	356,506
NETSTREIT Corp. (REIT)	10,139	157,966
Phillips Edison & Co., Inc. (REIT)	14,733	494,145
Retail Opportunity Investments Corp. (REIT)	19,002	235,245
RPT Realty (REIT)	12,975	137,016
Saul Centers, Inc. (REIT)	193	6,807
SITE Centers Corp. (REIT)	29,067	358,396
Tanger Factory Outlet Centers, Inc. (REIT)	8,324	188,122
Urban Edge Properties (REIT)	17,442	266,165
Whitestone REIT (REIT)	7,539	72,601

		3,629,731

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	7,302	74,918
Four Corners Property Trust, Inc. (REIT)	11,960	265,392
Gladstone Land Corp. (REIT)	5,223	74,323
Outfront Media, Inc. (REIT)	12,236	123,584
PotlatchDeltic Corp. (REIT)	11,940	541,957
Safehold, Inc. (REIT)	6,677	118,851
Uniti Group, Inc. (REIT)	35,872	169,316

		1,368,341

Total Real Estate		27,612,230

Utilities (2.0%)
Electric Utilities (0.5%)
ALLETE, Inc.	8,727	460,786
Genie Energy Ltd., Class B(x)	1,350	19,885
MGE Energy, Inc.	2,689	184,223
Otter Tail Corp.	2,895	219,788
PNM Resources, Inc.	11,495	512,792
Portland General Electric Co.	14,620	591,818

		1,989,292

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	13,417	474,157
Chesapeake Utilities Corp.	938	91,689
New Jersey Resources Corp.	7,004	284,573
Northwest Natural Holding Co.	5,449	207,934
ONE Gas, Inc.	8,335	569,114
RGC Resources, Inc.	990	17,127
Rubis SCA	13,800	309,893
Southwest Gas Holdings, Inc.	9,301	561,873
Spire, Inc.	7,773	439,796

		2,956,156

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	9,969	52,338
Ormat Technologies, Inc.	2,872	200,810
Sunnova Energy International, Inc.(x)*	8,009	83,854

		337,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.4%)
Avista Corp.	11,450	$370,637
Black Hills Corp.	10,104	511,161
Northwestern Energy Group, Inc.	9,105	437,586
Unitil Corp.	1,687	72,052

		1,391,436

Water Utilities (0.2%)
Artesian Resources Corp., Class A	361	15,158
California Water Service Group	5,880	278,183
Consolidated Water Co. Ltd.	1,589	45,191
SJW Group	4,764	286,364

		624,896

Total Utilities		7,298,782

Total Common Stocks (94.7%) (Cost $254,335,772)		341,672,282

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR(r)* (Cost $1,853)	6,337	2,535

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	4,051,464	4,051,464
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	14,715,296	14,719,710
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		24,771,174

Total Short-Term Investments (6.8%) (Cost $24,771,785)		24,771,174

Total Investments in Securities (101.5%) (Cost $279,109,410)		366,445,991
Other Assets Less Liabilities (-1.5%)		(5,514,690)

Net Assets (100%)		$360,931,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $11,468,912. This was collateralized by $1,900,785 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/3/23 - 5/15/53 and by cash of $10,051,464 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A (x)	117,400	6,149,604	—	(1,057,143)	91,009	(898,370)	4,285,100	14,140	—
Financial Services
PennyMac Financial Services, Inc.	3,619	253,667	5,937	(65,263)	20,890	25,794	241,025	2,518	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	13,364	142,373	30,275	(6,345)	66	(655)	165,714	10,197	—

Total		6,545,644	36,212	(1,128,751)	111,965	(873,231)	4,691,839	26,855	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	21	12/2023	USD	1,888,530	(34,812)

					(34,812)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)(b)		Total
Assets:
Common Stocks
Communication Services	$11,006,393	$—	$—		$11,006,393
Consumer Discretionary	58,453,806	—	—		58,453,806
Consumer Staples	15,837,938	731,409	—		16,569,347
Energy	71,160,003	—	—		71,160,003
Financials	50,513,808	—	—		50,513,808
Health Care	14,551,931	—	—	(c)	14,551,931
Industrials	50,465,100	9,281,005	1,013,842		60,759,947
Information Technology	10,109,388	—	—		10,109,388
Materials	13,636,647	—	—		13,636,647
Real Estate	27,612,230	—	—		27,612,230
Utilities	6,988,889	309,893	—		7,298,782
Rights
Health Care	—	—	2,535		2,535
Short-Term Investments
Investment Companies	24,771,174	—	—		24,771,174

Total Assets	$355,107,307	$10,322,307	$1,016,377		$366,445,991

Liabilities:
Futures	$(34,812)	$—	$—		$(34,812)

Total Liabilities	$(34,812)	$—	$—		$(34,812)

Total	$355,072,495	$10,322,307	$1,016,377		$366,411,179

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $555,577 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(b)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $458,265 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(c)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,662,927
Aggregate gross unrealized depreciation	(45,942,392)

Net unrealized appreciation	$86,720,535

Federal income tax cost of investments in securities and derivative instruments, if applicable	$279,690,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	83,700	$1,257,174
Nippon Telegraph & Telephone Corp.	582,500	688,366
Quebecor, Inc., Class B	20,600	441,499
Singapore Telecommunications Ltd.	263,000	465,589
Swisscom AG (Registered)	926	550,532
Telstra Group Ltd.	184,009	455,488
Verizon Communications, Inc.	72,400	2,346,484

		6,205,132

Entertainment (0.3%)
Nintendo Co. Ltd.	19,500	812,935

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A*	59,820	7,828,045

Media (0.7%)
Charter Communications, Inc., Class A*	944	415,190
Comcast Corp., Class A	45,100	1,999,734

		2,414,924

Wireless Telecommunication Services (0.5%)
KDDI Corp.	23,200	710,562
T-Mobile US, Inc.*	5,230	732,462

		1,443,024

Total Communication Services		18,704,060

Consumer Discretionary (6.3%)
Automobile Components (0.2%)
Bridgestone Corp.	14,600	569,482

Automobiles (0.7%)
Bayerische Motoren Werke AG	4,631	471,889
Mercedes-Benz Group AG	13,852	964,961
Tesla, Inc.*	3,755	939,576

		2,376,426

Broadline Retail (1.4%)
Amazon.com, Inc.*	31,060	3,948,347
Wesfarmers Ltd.	12,895	438,254

		4,386,601

Distributors (0.2%)
Genuine Parts Co.	3,100	447,578
Pool Corp.	1,000	356,100

		803,678

Hotels, Restaurants & Leisure (0.4%)
Aristocrat Leisure Ltd.	17,514	459,997
Chipotle Mexican Grill, Inc., Class A*	300	549,549
Restaurant Brands International, Inc.	6,100	406,217

		1,415,763

Household Durables (0.5%)
DR Horton, Inc.	3,600	386,892
Lennar Corp., Class A	2,900	325,467
Sekisui House Ltd.	41,900	834,692

		1,547,051

Specialty Retail (2.5%)
AutoZone, Inc.*	500	1,269,995
Best Buy Co., Inc.	4,400	305,668
Home Depot, Inc. (The)	9,600	2,900,736
Lowe’s Cos., Inc.	6,600	1,371,744
O’Reilly Automotive, Inc.*	1,097	997,019
TJX Cos., Inc. (The)	12,200	1,084,336
Tractor Supply Co.	1,600	324,880

		8,254,378

Textiles, Apparel & Luxury Goods (0.4%)
Kering SA	736	336,077
NIKE, Inc., Class B	8,400	803,208

		1,139,285

Total Consumer Discretionary		20,492,664

Consumer Staples (11.9%)
Beverages (3.1%)
Brown-Forman Corp., Class B	9,400	542,286
Carlsberg A/S, Class B	2,875	363,285
Coca-Cola Co. (The)	58,600	3,280,428
Diageo plc	33,069	1,224,143
Keurig Dr Pepper, Inc.	18,968	598,820
Monster Beverage Corp.*	8,200	434,190
PepsiCo, Inc.	21,783	3,690,911

		10,134,063

Consumer Staples Distribution & Retail (3.0%)
Coles Group Ltd.	35,880	358,954
Costco Wholesale Corp.	4,987	2,817,456
Dollar General Corp.	3,600	380,880
George Weston Ltd.	3,500	388,150
Koninklijke Ahold Delhaize NV	31,924	962,597
Kroger Co. (The)	8,100	362,475
Loblaw Cos. Ltd.	4,700	399,323
Metro, Inc., Class A	7,900	410,282
Tesco plc	105,597	340,392
Walmart, Inc.	16,500	2,638,845
Woolworths Group Ltd.	19,619	470,756

		9,530,110

Food Products (2.9%)
Archer-Daniels-Midland Co.	17,200	1,297,224
Danone SA	9,011	497,875
General Mills, Inc.	20,400	1,305,396
Hershey Co. (The)	4,900	980,392
J M Smucker Co. (The)	2,200	270,402
Kellogg Co.	11,200	666,512
Mondelez International, Inc., Class A	28,700	1,991,780
Nestle SA (Registered)	21,803	2,471,015

		9,480,596

Household Products (2.2%)
Church & Dwight Co., Inc.	3,900	357,357
Colgate-Palmolive Co.	25,400	1,806,194
Henkel AG & Co. KGaA (Preference)(q)	5,806	414,096
Kimberly-Clark Corp.	10,800	1,305,180
Procter & Gamble Co. (The)	23,000	3,354,780

		7,237,607

Personal Care Products (0.7%)
L’Oreal SA	2,805	1,166,068
Unilever plc (Cboe Europe)	8,484	420,545
Unilever plc (London Stock Exchange)	10,307	510,820

		2,097,433

Total Consumer Staples		38,479,809

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Chevron Corp.	11,400	1,922,268
Equinor ASA	34,266	1,124,885
OMV AG	6,826	327,065

Total Energy		3,374,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (19.0%)
Banks (5.8%)
Bank Hapoalim BM	84,967	$754,930
Bank of America Corp.	27,900	763,902
Bank of Montreal	15,400	1,299,122
Bank of Nova Scotia (The)(x)	39,600	1,774,966
Canadian Imperial Bank of Commerce(x)	13,600	524,975
Commonwealth Bank of Australia	4,842	311,223
DBS Group Holdings Ltd.	30,600	753,024
DNB Bank ASA	17,175	346,177
Hang Seng Bank Ltd.	22,000	273,773
Israel Discount Bank Ltd., Class A	84,721	457,333
Japan Post Bank Co. Ltd.	39,300	342,139
JPMorgan Chase & Co.	11,400	1,653,228
Mitsubishi UFJ Financial Group, Inc.	67,700	574,662
Mizuho Financial Group, Inc.	22,400	380,878
National Bank of Canada(x)	7,200	478,304
Nordea Bank Abp (Helsinki Stock Exchange)	37,103	408,433
Nordea Bank Abp (Stockholm Stock Exchange)	33,032	363,167
Royal Bank of Canada	34,700	3,032,498
Sumitomo Mitsui Financial Group, Inc.	23,300	1,145,511
Svenska Handelsbanken AB, Class A	45,729	408,338
Toronto-Dominion Bank (The)	39,700	2,391,792
United Overseas Bank Ltd.	19,800	412,802

		18,851,177

Capital Markets (2.6%)
Ameriprise Financial, Inc.	1,000	329,680
ASX Ltd.	10,412	382,384
Bank of New York Mellon Corp. (The)	12,800	545,920
BlackRock, Inc.	1,100	711,139
Cboe Global Markets, Inc.	2,600	406,146
CME Group, Inc.	4,000	800,880
Deutsche Boerse AG	4,728	818,283
FactSet Research Systems, Inc.	900	393,534
Hong Kong Exchanges & Clearing Ltd.	12,200	455,848
Intercontinental Exchange, Inc.	4,100	451,082
Moody’s Corp.	1,000	316,170
Nasdaq, Inc.	13,500	655,965
S&P Global, Inc.	4,000	1,461,640
State Street Corp.	5,000	334,800
TMX Group Ltd.	15,500	333,109

		8,396,580

Consumer Finance (0.4%)
American Express Co.	8,000	1,193,520

Financial Services (2.9%)
Berkshire Hathaway, Inc., Class B*	9,600	3,362,880
Fiserv, Inc.*	8,100	914,976
Jack Henry & Associates, Inc.	2,600	392,964
Mastercard, Inc., Class A	5,400	2,137,914
Visa, Inc., Class A	12,000	2,760,120

		9,568,854

Insurance (7.3%)
Aflac, Inc.	16,100	1,235,675
Allianz SE (Registered)	5,309	1,266,841
American International Group, Inc.	11,200	678,720
Aon plc, Class A	4,000	1,296,880
Arch Capital Group Ltd.*	7,000	557,970
Assicurazioni Generali SpA	45,444	930,404
Chubb Ltd.	4,700	978,446
Gjensidige Forsikring ASA	24,351	358,550
Hannover Rueck SE	2,335	513,238
Hartford Financial Services Group, Inc. (The)	11,900	843,829
Intact Financial Corp.(x)	5,700	831,006
Loews Corp.	12,300	778,713
Manulife Financial Corp.	17,500	319,787
Marsh & McLennan Cos., Inc.	12,400	2,359,720
Medibank Pvt Ltd.	185,639	410,587
MS&AD Insurance Group Holdings, Inc.	13,800	507,434
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,695	1,441,903
Poste Italiane SpA(m)	33,001	347,787
Power Corp. of Canada(x)	19,200	488,817
Progressive Corp. (The)	3,800	529,340
Prudential Financial, Inc.	6,700	635,763
Sampo OYJ, Class A	20,391	883,463
Sompo Holdings, Inc.	10,700	460,607
Sun Life Financial, Inc.	15,700	766,014
Suncorp Group Ltd.	36,318	326,209
Swiss Re AG	4,520	465,752
Tokio Marine Holdings, Inc.	27,100	628,356
Travelers Cos., Inc. (The)	8,900	1,453,459
Zurich Insurance Group AG	2,783	1,277,258

		23,572,528

Total Financials		61,582,659

Health Care (12.2%)
Biotechnology (0.5%)
Amgen, Inc.	2,571	690,982
Gilead Sciences, Inc.	4,100	307,254
Vertex Pharmaceuticals, Inc.*	1,891	657,576

		1,655,812

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	26,700	2,585,895
Becton Dickinson & Co.	3,200	827,296
Boston Scientific Corp.*	8,400	443,520
Edwards Lifesciences Corp.*	11,600	803,648
IDEXX Laboratories, Inc.*	1,600	699,632
Medtronic plc	24,700	1,935,492
ResMed, Inc.	3,300	487,971
Stryker Corp.	2,200	601,194

		8,384,648

Health Care Providers & Services (3.4%)
Cencora, Inc.	7,600	1,367,772
Cigna Group (The)	5,000	1,430,350
CVS Health Corp.	16,300	1,138,066
Elevance Health, Inc.	2,800	1,219,176
HCA Healthcare, Inc.	3,900	959,322
McKesson Corp.	3,200	1,391,520
UnitedHealth Group, Inc.	6,800	3,428,492

		10,934,698

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	9,500	1,062,290
Mettler-Toledo International, Inc.*	600	664,842
Waters Corp.*	1,200	329,052

		2,056,184

Pharmaceuticals (5.1%)
Bristol-Myers Squibb Co.	16,600	963,464
Eli Lilly and Co.	3,700	1,987,381
Johnson & Johnson	23,600	3,675,700
Merck & Co., Inc.	18,000	1,853,100
Merck KGaA	4,054	677,846
Novartis AG (Registered)	14,984	1,536,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Novo Nordisk A/S, Class B	17,116	$1,562,275
Roche Holding AG	4,192	1,146,978
Sanofi	7,938	851,666
Takeda Pharmaceutical Co. Ltd.	13,800	428,572
Zoetis, Inc., Class A	10,600	1,844,188

		16,527,793

Total Health Care		39,559,135

Industrials (17.4%)
Aerospace & Defense (0.3%)
Airbus SE	7,500	1,006,872

Air Freight & Logistics (0.9%)
Deutsche Post AG	15,083	614,499
Expeditors International of Washington, Inc.	11,800	1,352,634
United Parcel Service, Inc., Class B	5,500	857,285

		2,824,418

Building Products (1.6%)
Allegion plc	9,400	979,480
Assa Abloy AB, Class B	22,085	481,499
Carrier Global Corp.	16,200	894,240
Geberit AG (Registered)	974	488,410
Johnson Controls International plc	13,500	718,335
Trane Technologies plc	8,100	1,643,571

		5,205,535

Commercial Services & Supplies (1.3%)
Brambles Ltd.	85,422	786,484
Cintas Corp.	1,700	817,717
Copart, Inc.*	20,400	879,036
Secom Co. Ltd.	17,500	1,187,433
Waste Management, Inc.	4,700	716,468

		4,387,138

Construction & Engineering (0.3%)
Vinci SA	4,716	523,629
WSP Global, Inc.(x)	2,600	366,957

		890,586

Electrical Equipment (1.1%)
ABB Ltd. (Registered)	10,019	359,014
Eaton Corp. plc	8,300	1,770,224
Rockwell Automation, Inc.	2,100	600,327
Schneider Electric SE	5,258	872,655

		3,602,220

Ground Transportation (2.1%)
Canadian National Railway Co.	13,800	1,494,454
CSX Corp.	50,276	1,545,987
Hankyu Hanshin Holdings, Inc.(x)	11,400	389,129
Old Dominion Freight Line, Inc.	2,100	859,194
Union Pacific Corp.	12,300	2,504,649

		6,793,413

Industrial Conglomerates (1.5%)
General Electric Co.	12,500	1,381,875
Hitachi Ltd.	9,800	608,237
Honeywell International, Inc.	12,500	2,309,250
Siemens AG (Registered)	2,974	426,551

		4,725,913

Machinery (4.6%)
Atlas Copco AB, Class A	75,485	1,017,355
Caterpillar, Inc.	6,500	1,774,500
Cummins, Inc.	5,000	1,142,300
Deere & Co.	3,900	1,471,782
Dover Corp.	7,500	1,046,325
Epiroc AB, Class A	21,624	411,677
Illinois Tool Works, Inc.	11,300	2,602,503
Knorr-Bremse AG	7,613	484,379
Kone OYJ, Class B	8,843	373,223
Otis Worldwide Corp.	4,000	321,240
PACCAR, Inc.	18,205	1,547,789
Parker-Hannifin Corp.	900	350,568
Pentair plc	13,900	900,025
Snap-on, Inc.	4,100	1,045,746
Volvo AB, Class B	27,847	575,008

		15,064,420

Professional Services (2.6%)
Automatic Data Processing, Inc.	9,639	2,318,951
Booz Allen Hamilton Holding Corp., Class A	5,000	546,350
Broadridge Financial Solutions, Inc.	3,500	626,675
Jacobs Solutions, Inc.	2,500	341,250
Leidos Holdings, Inc.	3,500	322,560
Paychex, Inc.	8,500	980,305
Thomson Reuters Corp.	6,200	758,470
Verisk Analytics, Inc., Class A	5,600	1,322,944
Wolters Kluwer NV	10,351	1,254,683

		8,472,188

Trading Companies & Distributors (1.1%)
Fastenal Co.	30,200	1,650,128
Mitsui & Co. Ltd.	34,500	1,251,964
WW Grainger, Inc.	900	622,656

		3,524,748

Total Industrials		56,497,451

Information Technology (17.3%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	28,944	1,556,029
Motorola Solutions, Inc.	3,900	1,061,736

		2,617,765

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	16,700	1,402,633
CDW Corp.	6,500	1,311,440

		2,714,073

IT Services (1.6%)
Accenture plc, Class A	6,900	2,119,059
Bechtle AG	11,050	516,839
CGI, Inc.*	4,700	463,270
Fujitsu Ltd.	2,800	329,764
Gartner, Inc.*	1,100	377,971
International Business Machines Corp.	4,800	673,440
VeriSign, Inc.*	3,000	607,590

		5,087,933

Semiconductors & Semiconductor Equipment (3.6%)
ASML Holding NV	1,926	1,138,475
Broadcom, Inc.	1,942	1,612,986
KLA Corp.	1,900	871,454
Microchip Technology, Inc.	4,068	317,507
NVIDIA Corp.	7,850	3,414,672
NXP Semiconductors NV	5,106	1,020,792
QUALCOMM, Inc.	8,100	899,586
Texas Instruments, Inc.	15,200	2,416,952

		11,692,424

Software (5.6%)
Autodesk, Inc.*	3,075	636,248
Cadence Design Systems, Inc.*	5,900	1,382,370
Fair Isaac Corp.*	400	347,412
Microsoft Corp.	40,869	12,904,387
Nice Ltd.*	1,918	324,385
Roper Technologies, Inc.	2,300	1,113,844
Synopsys, Inc.*	3,000	1,376,910

		18,085,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	83,900	$14,364,519
Canon, Inc.(x)	19,600	472,818
FUJIFILM Holdings Corp.	7,100	411,348
HP, Inc.	26,100	670,770

		15,919,455

Total Information Technology		56,117,206

Materials (2.2%)
Chemicals (1.7%)
Air Liquide SA	3,003	507,480
Corteva, Inc.	9,600	491,136
Ecolab, Inc.	4,000	677,600
Givaudan SA (Registered)	280	915,846
Mitsubishi Chemical Group Corp.	76,600	483,209
Nitto Denko Corp.	6,600	433,169
PPG Industries, Inc.	2,400	311,520
Sherwin-Williams Co. (The)	6,300	1,606,815

		5,426,775

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,700	310,539

Metals & Mining (0.4%)
BHP Group Ltd.	11,947	339,899
Franco-Nevada Corp.	5,200	694,214
Rio Tinto Ltd.	6,629	483,963

		1,518,076

Total Materials		7,255,390

Real Estate (2.0%)
Diversified REITs (0.2%)
Daiwa House REIT Investment Corp. (REIT)	209	368,939
Nomura Real Estate Master Fund, Inc. (REIT)	310	347,256

		716,195

Industrial REITs (0.1%)
Goodman Group (REIT)	24,890	343,265

Real Estate Management & Development (0.2%)
Daiwa House Industry Co. Ltd.	11,600	311,657
Swiss Prime Site AG (Registered)	4,939	452,973

		764,630

Residential REITs (0.5%)
AvalonBay Communities, Inc. (REIT)	1,900	326,306
Equity Residential (REIT)	9,300	546,003
Essex Property Trust, Inc. (REIT)	1,700	360,553
Mid-America Apartment Communities, Inc. (REIT)	3,300	424,545

		1,657,407

Specialized REITs (1.0%)
American Tower Corp. (REIT)	6,500	1,068,925
Crown Castle, Inc. (REIT)	7,800	717,834
Iron Mountain, Inc. (REIT)	6,000	356,700
Public Storage (REIT)	3,400	895,968

		3,039,427

Total Real Estate		6,520,924

Utilities (3.9%)
Electric Utilities (1.5%)
Enel SpA	102,593	631,275
Eversource Energy	18,300	1,064,145
Hydro One Ltd.(m)	20,000	509,185
Iberdrola SA	101,443	1,136,320
NextEra Energy, Inc.	5,100	292,179
Redeia Corp. SA	31,834	501,313
Terna - Rete Elettrica Nazionale	99,482	749,704

		4,884,121

Gas Utilities (0.6%)
Atmos Energy Corp.	11,900	1,260,567
Hong Kong & China Gas Co. Ltd.	708,000	493,641

		1,754,208

Multi-Utilities (1.5%)
Consolidated Edison, Inc.	14,800	1,265,844
E.ON SE	55,801	660,751
National Grid plc	90,171	1,078,173
Public Service Enterprise Group, Inc.	8,400	478,044
Sempra	21,200	1,442,236

		4,925,048

Water Utilities (0.3%)
American Water Works Co., Inc.	8,000	990,640

Total Utilities		12,554,017

Total Common Stocks (99.1%) (Cost $268,147,922)		321,137,533

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc.,expiring 3/31/40*(r) (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,883,137	3,883,137
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	1,757,106	1,757,633

Total Investment Companies		5,640,770

Total Short-Term Investments (1.7%) (Cost $5,640,735)		5,640,770

Total Investments in Securities (100.8%) (Cost $273,788,657)		326,778,303
Other Assets Less Liabilities (-0.8%)		(2,534,897)

Net Assets (100%)		$324,243,406

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $856,972 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $3,972,909. This was collateralized by $336,136 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 1/31/24 - 8/15/52 and by cash of $3,883,137 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Canada	5.7
China	0.3
Denmark	0.6
Finland	0.6
France	1.3
Germany	2.9
Hong Kong	0.4
Israel	0.5
Italy	0.8
Japan	4.5
Netherlands	1.0
Norway	0.6
Singapore	0.5
Spain	0.5
Sweden	0.9
Switzerland	1.7
United Kingdom	1.1
United States	75.1
Cash and Other	(0.8)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$15,020,588	$3,683,472	$—		$18,704,060
Consumer Discretionary	16,417,312	4,075,352	—		20,492,664
Consumer Staples	29,279,263	9,200,546	—		38,479,809
Energy	1,922,268	1,451,950	—		3,374,218
Financials	43,175,365	18,407,294	—		61,582,659
Health Care	33,355,175	6,203,960	—		39,559,135
Industrials	43,384,750	13,112,701	—		56,497,451
Information Technology	52,923,577	3,193,629	—		56,117,206
Materials	4,091,824	3,163,566	—		7,255,390
Real Estate	4,696,834	1,824,090	—		6,520,924
Utilities	7,302,840	5,251,177	—		12,554,017
Short-Term Investments
Investment Companies	5,640,770	—	—		5,640,770
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$257,210,566	$69,567,737	$—		$326,778,303

Total Liabilities	$—	$—	$—		$—

Total	$257,210,566	$69,567,737	$—		$326,778,303

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,599,136
Aggregate gross unrealized depreciation	(9,277,478)

Net unrealized appreciation	$52,321,658

Federal income tax cost of investments in securities and derivative instruments, if applicable	$274,456,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (0.7%)
Liberty Global plc, Class C*	2,868	$53,230
Lumen Technologies, Inc.*	10,645	15,116
Verizon Communications, Inc.	45,882	1,487,036

		1,555,382

Entertainment (1.0%)
Electronic Arts, Inc.	2,835	341,334
Walt Disney Co. (The)*	19,998	1,620,838
Warner Bros Discovery, Inc.*	25,265	274,378

		2,236,550

Interactive Media & Services (7.4%)
Alphabet, Inc., Class A*	64,947	8,498,964
Alphabet, Inc., Class C*	57,793	7,620,007
ZoomInfo Technologies, Inc., Class A*	2,704	44,346

		16,163,317

Media (0.1%)
Cable One, Inc.	49	30,166
John Wiley & Sons, Inc., Class A	514	19,106
New York Times Co. (The), Class A	1,650	67,980
Omnicom Group, Inc.	2,209	164,526
Scholastic Corp.	344	13,120

		294,898

Total Communication Services		20,250,147

Consumer Discretionary (10.5%)
Automobile Components (0.2%)
Aptiv plc*	3,101	305,728
Autoliv, Inc.	880	84,902
BorgWarner, Inc.	2,564	103,509

		494,139

Automobiles (3.7%)
Harley-Davidson, Inc.	1,508	49,854
Lucid Group, Inc.(x)*	10,084	56,370
Rivian Automotive, Inc., Class A*	7,200	174,816
Tesla, Inc.*	31,184	7,802,861

		8,083,901

Broadline Retail (0.0%)†
Kohl’s Corp.	1,117	23,412
Nordstrom, Inc.(x)	1,304	19,482

		42,894

Distributors (0.1%)
LKQ Corp.	2,970	147,045
Pool Corp.	426	151,698

		298,743

Hotels, Restaurants & Leisure (2.9%)
Aramark	2,604	90,359
Booking Holdings, Inc.*	405	1,249,000
Choice Hotels International, Inc.(x)	342	41,898
Darden Restaurants, Inc.	1,302	186,472
Domino’s Pizza, Inc.	392	148,486
Hilton Worldwide Holdings, Inc.	2,881	432,669
Jack in the Box, Inc.	238	16,436
Marriott International, Inc., Class A	2,819	554,103
McDonald’s Corp.	7,978	2,101,724
Royal Caribbean Cruises Ltd.*	2,534	233,483
Starbucks Corp.	12,520	1,142,700
Vail Resorts, Inc.	444	98,519

		6,295,849

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	7,027
Garmin Ltd.	1,638	172,318
La-Z-Boy, Inc.	547	16,891
Meritage Homes Corp.	414	50,669
Mohawk Industries, Inc.*	617	52,945
Newell Brands, Inc.	4,545	41,041
Whirlpool Corp.	607	81,156

		422,047

Leisure Products (0.1%)
Hasbro, Inc.	1,417	93,720
Mattel, Inc.*	3,780	83,274
Topgolf Callaway Brands Corp.*	1,567	21,687

		198,681

Specialty Retail (2.5%)
AutoNation, Inc.*	324	49,054
Best Buy Co., Inc.	2,149	149,291
Buckle, Inc. (The)	355	11,853
CarMax, Inc.*	1,736	122,787
Foot Locker, Inc.	1,017	17,645
GameStop Corp., Class A(x)*	2,972	48,919
Gap, Inc. (The)	2,078	22,089
Home Depot, Inc. (The)	10,991	3,321,041
Lowe’s Cos., Inc.	6,395	1,329,137
ODP Corp. (The)*	327	15,091
Signet Jewelers Ltd.	506	36,336
Tractor Supply Co.	1,211	245,893
Ulta Beauty, Inc.*	546	218,100

		5,587,236

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	1,273	66,973
Columbia Sportswear Co.	394	29,195
Deckers Outdoor Corp.*	282	144,973
Hanesbrands, Inc.	3,990	15,800
NIKE, Inc., Class B	13,505	1,291,348
PVH Corp.	650	49,732
Under Armour, Inc., Class A*	2,099	14,378
Under Armour, Inc., Class C*	1,996	12,735
VF Corp.(x)	3,790	66,969
Wolverine World Wide, Inc.	958	7,722

		1,699,825

Total Consumer Discretionary		23,123,315

Consumer Staples (7.2%)
Beverages (2.4%)
Coca-Cola Co. (The)	44,912	2,514,174
Keurig Dr Pepper, Inc.	10,006	315,889
PepsiCo, Inc.	15,049	2,549,903

		5,379,966

Consumer Staples Distribution & Retail (0.6%)
Kroger Co. (The)	7,500	335,625
Sysco Corp.	5,518	364,464
Target Corp.	5,040	557,272
United Natural Foods, Inc.*	720	10,181

		1,267,542

Food Products (1.6%)
Archer-Daniels-Midland Co.	5,928	447,090
Bunge Ltd.	1,613	174,607
Campbell Soup Co.	2,178	89,472
Conagra Brands, Inc.	5,123	140,473
Darling Ingredients, Inc.*	1,709	89,210
General Mills, Inc.	6,392	409,024
Hain Celestial Group, Inc. (The)*	1,148	11,905
Hormel Foods Corp.	3,230	122,837
Ingredion, Inc.	727	71,537
J M Smucker Co. (The)	1,105	135,815
Kellogg Co.	2,957	175,971
Kraft Heinz Co. (The)	9,422	316,956
Lamb Weston Holdings, Inc.	1,579	145,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	2,788	$210,884
Mondelez International, Inc., Class A	14,879	1,032,603

		3,574,378

Household Products (2.4%)
Church & Dwight Co., Inc.	2,633	241,262
Clorox Co. (The)	1,336	175,096
Colgate-Palmolive Co.	8,637	614,177
Kimberly-Clark Corp.	3,701	447,266
Procter & Gamble Co. (The)	25,766	3,758,229

		5,236,030

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	2,553	369,036

Total Consumer Staples		15,826,952

Energy (1.7%)
Energy Equipment & Services (0.4%)
Baker Hughes Co., Class A	11,121	392,794
Core Laboratories, Inc.	556	13,350
Halliburton Co.	9,907	401,233
NOV, Inc.	4,198	87,738
TechnipFMC plc	4,614	93,849

		988,964

Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy, Inc.	2,636	437,470
HF Sinclair Corp.	1,720	97,920
Marathon Petroleum Corp.	4,653	704,185
ONEOK, Inc.	6,379	404,620
Phillips 66	5,023	603,513
Valero Energy Corp.	3,952	560,038

		2,807,746

Total Energy		3,796,710

Financials (12.0%)
Banks (0.9%)
Bank of Hawaii Corp.	449	22,311
Cathay General Bancorp	666	23,150
Citizens Financial Group, Inc.	5,333	142,924
Comerica, Inc.	1,461	60,704
Huntington Bancshares, Inc.	15,924	165,610
International Bancshares Corp.	664	28,778
KeyCorp	10,038	108,009
M&T Bank Corp.	1,828	231,151
Old National Bancorp	3,257	47,357
PNC Financial Services Group, Inc. (The)‡	4,356	534,786
Regions Financial Corp.	10,329	177,659
Truist Financial Corp.	14,605	417,849
Zions Bancorp NA	1,645	57,394

		2,017,682

Capital Markets (3.8%)
Ameriprise Financial, Inc.	1,146	377,813
Bank of New York Mellon Corp. (The)	8,541	364,274
BlackRock, Inc.‡	1,633	1,055,718
Charles Schwab Corp. (The)	16,456	903,434
CME Group, Inc.	3,936	788,066
FactSet Research Systems, Inc.	416	181,900
Franklin Resources, Inc.	3,340	82,097
Intercontinental Exchange, Inc.	6,135	674,973
Invesco Ltd.	3,811	55,336
MarketAxess Holdings, Inc.	398	85,029
Moody’s Corp.	1,806	571,003
Morgan Stanley	13,709	1,119,614
Nasdaq, Inc.	3,822	185,711
Northern Trust Corp.	2,249	156,260
S&P Global, Inc.	3,595	1,313,649
State Street Corp.	3,673	245,944
T. Rowe Price Group, Inc.	2,464	258,400

		8,419,221

Consumer Finance (0.7%)
Ally Financial, Inc.	3,017	80,493
American Express Co.	6,912	1,031,201
Discover Financial Services	2,766	239,619
Synchrony Financial	4,579	139,980

		1,491,293

Financial Services (4.1%)
Equitable Holdings, Inc.‡	3,948	112,084
Fidelity National Information Services, Inc.	6,415	354,557
Mastercard, Inc., Class A	9,251	3,662,563
PayPal Holdings, Inc.*	11,619	679,247
Visa, Inc., Class A	17,690	4,068,877
Voya Financial, Inc.	1,058	70,304
Western Union Co. (The)	3,296	43,441

		8,991,073

Insurance (2.5%)
Allstate Corp. (The)	2,847	317,184
Arthur J Gallagher & Co.	2,340	533,356
Chubb Ltd.	4,527	942,431
Hartford Financial Services Group, Inc. (The)	3,401	241,165
Lincoln National Corp.	1,782	43,998
Loews Corp.	2,105	133,267
Marsh & McLennan Cos., Inc.	5,424	1,032,187
Principal Financial Group, Inc.	2,669	192,355
Progressive Corp. (The)	6,392	890,406
Prudential Financial, Inc.	4,012	380,699
Travelers Cos., Inc. (The)	2,507	409,418
Willis Towers Watson plc	1,169	244,274

		5,360,740

Total Financials		26,280,009

Health Care (11.1%)
Biotechnology (3.2%)
AbbVie, Inc.	19,287	2,874,920
Amgen, Inc.	5,850	1,572,246
Biogen, Inc.*	1,592	409,160
BioMarin Pharmaceutical, Inc.*	2,071	183,242
Gilead Sciences, Inc.	13,618	1,020,533
Vertex Pharmaceuticals, Inc.*	2,811	977,497

		7,037,598

Health Care Equipment & Supplies (1.6%)
Align Technology, Inc.*	796	243,035
Becton Dickinson & Co.	3,095	800,150
Cooper Cos., Inc. (The)	540	171,725
Dentsply Sirona, Inc.	2,256	77,065
Dexcom, Inc.*	4,252	396,712
Edwards Lifesciences Corp.*	6,614	458,218
Hologic, Inc.*	2,680	185,992
IDEXX Laboratories, Inc.*	909	397,479
Insulet Corp.*	764	121,850
ResMed, Inc.	1,609	237,923
STERIS plc	1,096	240,484
Zimmer Biomet Holdings, Inc.	2,300	258,106

		3,588,739

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	2,808	243,791
Cencora, Inc.	1,888	339,783
Centene Corp.*	5,964	410,800
Cigna Group (The)	3,225	922,576
DaVita, Inc.*	597	56,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Elevance Health, Inc.	2,594	$1,129,479
HCA Healthcare, Inc.	2,250	553,455
Henry Schein, Inc.*	1,400	103,950
Humana, Inc.	1,371	667,019
Laboratory Corp. of America Holdings	973	195,622
Patterson Cos., Inc.	1,020	30,233
Pediatrix Medical Group, Inc.*	946	12,024
Quest Diagnostics, Inc.	1,199	146,110
Select Medical Holdings Corp.	1,242	31,385

		4,842,661

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,828	33,983

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	3,234	361,626
Bio-Techne Corp.	1,707	116,195
Danaher Corp.	7,661	1,900,694
Illumina, Inc.*	1,741	239,004
IQVIA Holdings, Inc.*	2,037	400,780
Mettler-Toledo International, Inc.*	237	262,613
Waters Corp.*	638	174,946
West Pharmaceutical Services, Inc.	817	306,547

		3,762,405

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	22,982	1,333,875
Jazz Pharmaceuticals plc*	699	90,479
Merck & Co., Inc.	27,739	2,855,730
Zoetis, Inc., Class A	5,056	879,643

		5,159,727

Total Health Care		24,425,113

Industrials (9.3%)
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	1,274	109,729
Expeditors International of Washington, Inc.	1,668	191,203
United Parcel Service, Inc., Class B	7,924	1,235,114

		1,536,046

Building Products (1.0%)
A.O. Smith Corp.	1,389	91,855
Allegion plc	935	97,427
Builders FirstSource, Inc.*	1,406	175,033
Carrier Global Corp.	9,064	500,333
Fortune Brands Innovations, Inc.	1,428	88,764
Johnson Controls International plc	7,458	396,840
Lennox International, Inc.	348	130,305
Masco Corp.	2,446	130,739
Owens Corning	988	134,773
Trane Technologies plc	2,507	508,695

		2,254,764

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	6,159
Copart, Inc.*	9,408	405,391
Deluxe Corp.	487	9,200
HNI Corp.	507	17,557
Interface, Inc., Class A	734	7,201
Steelcase, Inc., Class A	1,231	13,750
Tetra Tech, Inc.	573	87,113

		546,371

Construction & Engineering (0.2%)
EMCOR Group, Inc.	511	107,509
Granite Construction, Inc.	417	15,854
MDU Resources Group, Inc.	2,118	41,471
Quanta Services, Inc.	1,586	296,693

		461,527

Electrical Equipment (0.6%)
Acuity Brands, Inc.	354	60,290
Eaton Corp. plc	4,338	925,209
Rockwell Automation, Inc.	1,250	357,337
Sensata Technologies Holding plc	1,702	64,370

		1,407,206

Ground Transportation (1.4%)
ArcBest Corp.	298	30,292
Avis Budget Group, Inc.*	229	41,149
CSX Corp.	22,514	692,306
JB Hunt Transport Services, Inc.	906	170,799
Knight-Swift Transportation Holdings, Inc., Class A	1,789	89,718
Norfolk Southern Corp.	2,483	488,977
Ryder System, Inc.	482	51,550
U-Haul Holding Co.	1,044	54,695
Union Pacific Corp.	6,654	1,354,954

		2,974,440

Industrial Conglomerates (0.3%)
3M Co.	6,008	562,469

Machinery (3.3%)
AGCO Corp.	690	81,613
Caterpillar, Inc.	5,632	1,537,536
Cummins, Inc.	1,536	350,915
Deere & Co.	3,045	1,149,122
Dover Corp.	1,548	215,961
Flowserve Corp.	1,445	57,468
Fortive Corp.	3,860	286,258
Graco, Inc.	1,863	135,775
IDEX Corp.	825	171,616
Illinois Tool Works, Inc.	3,325	765,781
Ingersoll Rand, Inc.	4,400	280,368
Lincoln Electric Holdings, Inc.	646	117,436
Middleby Corp. (The)*	550	70,400
PACCAR, Inc.	5,726	486,825
Parker-Hannifin Corp.	1,406	547,665
Pentair plc	1,788	115,773
Snap-on, Inc.	586	149,465
Stanley Black & Decker, Inc.	1,657	138,492
Tennant Co.	204	15,127
Timken Co. (The)	750	55,117
Westinghouse Air Brake Technologies Corp.	1,958	208,077
Xylem, Inc.	2,618	238,317

		7,175,107

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,721	63,677
Southwest Airlines Co.	1,662	44,990

		108,667

Professional Services (0.9%)
ASGN, Inc.*	534	43,617
Automatic Data Processing, Inc.	4,512	1,085,497
Broadridge Financial Solutions, Inc.	1,275	228,289
Exponent, Inc.	588	50,333
Heidrick & Struggles International, Inc.	257	6,430
ICF International, Inc.	218	26,336
Kelly Services, Inc., Class A	381	6,930
ManpowerGroup, Inc.	559	40,986
Paycom Software, Inc.	569	147,525
Robert Half, Inc.	1,155	84,638
TransUnion	2,102	150,903
TrueBlue, Inc.*	492	7,218

		1,878,702

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	1,093	43,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Industrial Technologies, Inc.	406	$62,772
Fastenal Co.	6,218	339,752
Ferguson plc	2,245	369,235
United Rentals, Inc.	750	333,427
WW Grainger, Inc.	493	341,077

		1,489,338

Total Industrials		20,394,637

Information Technology (32.2%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	44,548	2,394,900
CommScope Holding Co., Inc.*	2,701	9,075
F5, Inc.*	663	106,836
Motorola Solutions, Inc.	1,840	500,922

		3,011,733

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	1,886	80,042
Corning, Inc.	8,874	270,391
Flex Ltd.*	4,903	132,283
Itron, Inc.*	461	27,927
Keysight Technologies, Inc.*	1,970	260,651
TE Connectivity Ltd.	3,448	425,931
Trimble, Inc.*	2,665	143,537
Zebra Technologies Corp., Class A*	568	134,349

		1,475,111

IT Services (1.9%)
Accenture plc, Class A	6,897	2,118,137
Akamai Technologies, Inc.*	1,657	176,537
Cognizant Technology Solutions Corp., Class A	5,578	377,854
International Business Machines Corp.	9,932	1,393,459
Okta, Inc., Class A*	1,674	136,448
Twilio, Inc., Class A*	1,875	109,744

		4,312,179

Semiconductors & Semiconductor Equipment (9.9%)
Advanced Micro Devices, Inc.*	17,583	1,807,884
Analog Devices, Inc.	5,481	959,668
Applied Materials, Inc.	9,180	1,270,971
First Solar, Inc.*	1,100	177,749
Intel Corp.	45,592	1,620,796
Lam Research Corp.	1,466	918,845
Microchip Technology, Inc.	5,998	468,144
NVIDIA Corp.	27,002	11,745,600
NXP Semiconductors NV	2,855	570,772
ON Semiconductor Corp.*	4,720	438,724
Skyworks Solutions, Inc.	1,729	170,462
Texas Instruments, Inc.	9,907	1,575,312

		21,724,927

Software (17.9%)
Adobe, Inc.*	4,983	2,540,832
ANSYS, Inc.*	951	282,970
Atlassian Corp., Class A*	1,673	337,126
Autodesk, Inc.*	2,338	483,756
Cadence Design Systems, Inc.*	2,980	698,214
Fair Isaac Corp.*	277	240,583
Fortinet, Inc.*	7,248	425,313
Gen Digital, Inc.	6,161	108,927
Guidewire Software, Inc.*	873	78,570
HubSpot, Inc.*	507	249,698
Intuit, Inc.	3,061	1,563,987
Microsoft Corp.	77,220	24,382,215
Oracle Corp.	17,795	1,884,846
PTC, Inc.*	1,251	177,242
RingCentral, Inc., Class A*	945	28,000
Roper Technologies, Inc.	1,169	566,123
Salesforce, Inc.*	10,648	2,159,201
ServiceNow, Inc.*	2,223	1,242,568
Splunk, Inc.*	1,689	247,016
Synopsys, Inc.*	1,666	764,644
Teradata Corp.*	1,074	48,352
VMware, Inc., Class A*	2,588	430,850
Workday, Inc., Class A*	2,258	485,131

		39,426,164

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	2,819	194,229
Hewlett Packard Enterprise Co.	14,265	247,783
HP, Inc.	9,709	249,521
Seagate Technology Holdings plc	2,043	134,736
Xerox Holdings Corp.	1,274	19,989

		846,258

Total Information Technology		70,796,372

Materials (2.7%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	2,419	685,545
Albemarle Corp.	1,290	219,352
Axalta Coating Systems Ltd.*	2,425	65,232
Ecolab, Inc.	2,814	476,692
HB Fuller Co.	603	41,372
International Flavors & Fragrances, Inc.	2,761	188,217
Linde plc	5,352	1,992,817
LyondellBasell Industries NV, Class A	2,854	270,274
Minerals Technologies, Inc.	394	21,575
Mosaic Co. (The)	3,609	128,480
PPG Industries, Inc.	2,586	335,663
Sherwin-Williams Co. (The)	2,679	683,279

		5,108,498

Containers & Packaging (0.3%)
Avery Dennison Corp.	903	164,951
Ball Corp.	3,484	173,434
International Paper Co.	3,524	124,996
Sealed Air Corp.	1,597	52,477
Sonoco Products Co.	1,051	57,122

		572,980

Metals & Mining (0.1%)
Compass Minerals International, Inc.	398	11,124
Newmont Corp.	8,670	320,357
Schnitzer Steel Industries, Inc., Class A	317	8,828

		340,309

Total Materials		6,021,787

Real Estate (2.9%)
Health Care REITs (0.3%)
Healthpeak Properties, Inc. (REIT)	5,878	107,920
Ventas, Inc. (REIT)	4,400	185,372
Welltower, Inc. (REIT)	5,466	447,775

		741,067

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	7,797	125,298

Industrial REITs (0.5%)
Prologis, Inc. (REIT)	10,117	1,135,228

Office REITs (0.1%)
Boston Properties, Inc. (REIT)	1,658	98,618
COPT Defense Properties (REIT)	1,237	29,477

		128,095

Real Estate Management & Development (0.1%)
Anywhere Real Estate, Inc.*	1,355	8,713
CBRE Group, Inc., Class A*	3,397	250,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.*	511	$72,143

		331,758

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	1,536	263,793
Equity Residential (REIT)	3,972	233,196
UDR, Inc. (REIT)	3,499	124,809

		621,798

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	818	74,135
Macerich Co. (The) (REIT)	2,450	26,730
Simon Property Group, Inc. (REIT)	3,563	384,911

		485,776

Specialized REITs (1.3%)
American Tower Corp. (REIT)	5,082	835,735
Crown Castle, Inc. (REIT)	4,722	434,566
Digital Realty Trust, Inc. (REIT)	3,205	387,869
Equinix, Inc. (REIT)	1,028	746,595
Iron Mountain, Inc. (REIT)	3,175	188,754
PotlatchDeltic Corp. (REIT)	852	38,672
SBA Communications Corp. (REIT), Class A	1,186	237,402

		2,869,593

Total Real Estate		6,438,613

Utilities (1.0%)
Electric Utilities (0.3%)
Eversource Energy	3,787	220,214
Exelon Corp.	10,870	410,777

		630,991

Gas Utilities (0.1%)
Atmos Energy Corp.	1,571	166,416
New Jersey Resources Corp.	1,085	44,084
UGI Corp.	2,168	49,864

		260,364

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	37,897

Multi-Utilities (0.4%)
Avista Corp.	768	24,860
CMS Energy Corp.	3,143	166,925
Consolidated Edison, Inc.	3,799	324,928
Sempra	6,898	469,271

		985,984

Water Utilities (0.2%)
American Water Works Co., Inc.	2,108	261,033
Essential Utilities, Inc.	2,748	94,339

		355,372

Total Utilities		2,270,608

Total Common Stocks (99.8%) (Cost $104,603,889)		219,624,263

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	207,531	207,531

Total Short-Term Investment (0.1%) (Cost $207,531)		207,531

Total Investments in Securities (99.9%) (Cost $104,811,420)		219,831,794
Other Assets Less Liabilities (0.1%)		225,707

Net Assets (100%)		$220,057,501

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $206,353. This was collateralized by $744 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.500%, maturing 1/15/24 - 2/15/52 and by cash of $207,531 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,356	741,529	—	(42,792)	4,621	(168,572)	534,786	20,769	—
Capital Markets
BlackRock, Inc.	1,633	1,223,095	—	(63,158)	7,815	(112,034)	1,055,718	25,180	—
Financial Services
Equitable Holdings, Inc.	3,948	120,798	—	(6,403)	(112)	(2,199)	112,084	2,579	—

Total		2,085,422	—	(112,353)	12,324	(282,805)	1,702,588	48,528	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,250,147	$—	$—	$20,250,147
Consumer Discretionary	23,123,315	—	—	23,123,315
Consumer Staples	15,826,952	—	—	15,826,952
Energy	3,796,710	—	—	3,796,710
Financials	26,280,009	—	—	26,280,009
Health Care	24,425,113	—	—	24,425,113
Industrials	20,394,637	—	—	20,394,637
Information Technology	70,796,372	—	—	70,796,372
Materials	6,021,787	—	—	6,021,787
Real Estate	6,438,613	—	—	6,438,613
Utilities	2,270,608	—	—	2,270,608
Short-Term Investment
Investment Company	207,531	—	—	207,531

Total Assets	$219,831,794	$—	$—	$219,831,794

Total Liabilities	$—	$—	$—	$—

Total	$219,831,794	$—	$—	$219,831,794

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,144,420
Aggregate gross unrealized depreciation	(10,040,699)

Net unrealized appreciation	$115,103,721

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,728,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	473,253	$7,108,260
Verizon Communications, Inc.	278,693	9,032,440

		16,140,700

Entertainment (1.2%)
Activision Blizzard, Inc.	47,154	4,415,029
Electronic Arts, Inc.	16,343	1,967,697
Live Nation Entertainment, Inc.*	9,147	759,567
Netflix, Inc.*	29,377	11,092,755
Take-Two Interactive Software, Inc.*	10,573	1,484,344
Walt Disney Co. (The)*	121,298	9,831,203
Warner Bros Discovery, Inc.*	145,384	1,578,870

		31,129,465

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	393,308	51,468,285
Alphabet, Inc., Class C*	334,566	44,112,527
Match Group, Inc.*	18,133	710,361
Meta Platforms, Inc., Class A*	147,339	44,232,641

		140,523,814

Media (0.7%)
Charter Communications, Inc., Class A*	6,746	2,967,026
Comcast Corp., Class A	272,836	12,097,548
Fox Corp., Class A	17,527	546,843
Fox Corp., Class B	9,564	276,208
Interpublic Group of Cos., Inc. (The)	24,967	715,554
News Corp., Class A	26,173	525,030
News Corp., Class B	6,573	137,179
Omnicom Group, Inc.	13,367	995,574
Paramount Global, Class B(x)	30,406	392,237

		18,653,199

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	34,316	4,805,956

Total Communication Services		211,253,134

Consumer Discretionary (9.7%)
Automobile Components (0.1%)
Aptiv plc*	18,748	1,848,365
BorgWarner, Inc.	16,028	647,051

		2,495,416

Automobiles (2.0%)
Ford Motor Co.	260,630	3,237,025
General Motors Co.	90,842	2,995,061
Tesla, Inc.*	183,057	45,804,522

		52,036,608

Broadline Retail (3.0%)
Amazon.com, Inc.*	601,903	76,513,909
eBay, Inc.	34,941	1,540,549
Etsy, Inc.*	8,162	527,102

		78,581,560

Distributors (0.1%)
Genuine Parts Co.	9,357	1,350,964
LKQ Corp.	17,496	866,227
Pool Corp.	2,605	927,640

		3,144,831

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	28,265	3,878,241
Booking Holdings, Inc.*	2,366	7,296,626
Caesars Entertainment, Inc.*	13,844	641,669
Carnival Corp.*	67,790	930,079
Chipotle Mexican Grill, Inc., Class A*	1,840	3,370,567
Darden Restaurants, Inc.	8,091	1,158,793
Domino’s Pizza, Inc.	2,302	871,974
Expedia Group, Inc.*	8,942	921,652
Hilton Worldwide Holdings, Inc.	17,459	2,621,992
Las Vegas Sands Corp.	21,987	1,007,884
Marriott International, Inc., Class A	16,607	3,264,272
McDonald’s Corp.	48,311	12,727,050
MGM Resorts International	18,609	684,067
Norwegian Cruise Line Holdings Ltd.*	28,489	469,499
Royal Caribbean Cruises Ltd.*	15,624	1,439,595
Starbucks Corp.	75,899	6,927,302
Wynn Resorts Ltd.	6,369	588,559
Yum! Brands, Inc.	18,622	2,326,633

		51,126,454

Household Durables (0.3%)
DR Horton, Inc.	20,184	2,169,174
Garmin Ltd.	10,353	1,089,136
Lennar Corp., Class A	16,755	1,880,414
Mohawk Industries, Inc.*	3,411	292,698
NVR, Inc.*	216	1,288,073
PulteGroup, Inc.	14,486	1,072,688
Whirlpool Corp.	3,527	471,560

		8,263,743

Leisure Products (0.0%)†
Hasbro, Inc.	8,830	584,016

Specialty Retail (1.9%)
AutoZone, Inc.*	1,204	3,058,148
Bath & Body Works, Inc.	14,662	495,575
Best Buy Co., Inc.	13,052	906,722
CarMax, Inc.*	10,362	732,904
Home Depot, Inc. (The)	66,648	20,138,360
Lowe’s Cos., Inc.	38,845	8,073,545
O’Reilly Automotive, Inc.*	3,995	3,630,896
Ross Stores, Inc.	22,785	2,573,566
TJX Cos., Inc. (The)	76,185	6,771,323
Tractor Supply Co.	7,210	1,463,990
Ulta Beauty, Inc.*	3,351	1,338,557

		49,183,586

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	81,213	7,765,587
Ralph Lauren Corp., Class A	2,799	324,936
Tapestry, Inc.	15,717	451,864
VF Corp.(x)	22,416	396,091

		8,938,478

Total Consumer Discretionary		254,354,692

Consumer Staples (6.0%)
Beverages (1.5%)
Brown-Forman Corp., Class B	12,349	712,414
Coca-Cola Co. (The)	258,002	14,442,952
Constellation Brands, Inc., Class A	10,756	2,703,305
Keurig Dr Pepper, Inc.	66,691	2,105,435
Molson Coors Beverage Co., Class B	12,159	773,191
Monster Beverage Corp.*	49,304	2,610,647
PepsiCo, Inc.	91,256	15,462,416

		38,810,360

Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	29,377	16,596,830
Dollar General Corp.	14,515	1,535,687
Dollar Tree, Inc.*	14,031	1,493,600
Kroger Co. (The)	43,688	1,955,038
Sysco Corp.	33,578	2,217,827
Target Corp.	30,784	3,403,787
Walgreens Boots Alliance, Inc.	48,441	1,077,328
Walmart, Inc.	94,611	15,131,137

		43,411,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.9%)
Archer-Daniels-Midland Co.	35,493	$2,676,882
Bunge Ltd.	9,912	1,072,974
Campbell Soup Co.	12,695	521,511
Conagra Brands, Inc.	31,327	858,986
General Mills, Inc.	39,129	2,503,865
Hershey Co. (The)	9,975	1,995,798
Hormel Foods Corp.	19,163	728,769
J M Smucker Co. (The)	6,985	858,526
Kellogg Co.	17,426	1,037,021
Kraft Heinz Co. (The)	52,590	1,769,127
Lamb Weston Holdings, Inc.	9,459	874,579
McCormick & Co., Inc. (Non-Voting)	16,506	1,248,514
Mondelez International, Inc., Class A	90,077	6,251,344
Tyson Foods, Inc., Class A	18,881	953,302

		23,351,198

Household Products (1.2%)
Church & Dwight Co., Inc.	16,514	1,513,178
Clorox Co. (The)	8,364	1,096,186
Colgate-Palmolive Co.	54,474	3,873,646
Kimberly-Clark Corp.	22,519	2,721,421
Procter & Gamble Co. (The)	156,270	22,793,542

		31,997,973

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	15,365	2,221,011
Kenvue, Inc.	114,935	2,307,895

		4,528,906

Tobacco (0.5%)
Altria Group, Inc.	117,642	4,946,846
Philip Morris International, Inc.	102,908	9,527,223

		14,474,069

Total Consumer Staples		156,573,740

Energy (4.3%)
Energy Equipment & Services (0.4%)
Baker Hughes Co., Class A	66,933	2,364,074
Halliburton Co.	59,289	2,401,205
Schlumberger NV	94,128	5,487,662

		10,252,941

Oil, Gas & Consumable Fuels (3.9%)
APA Corp.	20,308	834,659
Chevron Corp.#	117,619	19,832,916
ConocoPhillips	79,384	9,510,203
Coterra Energy, Inc.	49,162	1,329,832
Devon Energy Corp.	42,777	2,040,463
Diamondback Energy, Inc.	11,938	1,848,957
EOG Resources, Inc.	38,543	4,885,711
EQT Corp.	24,278	985,201
Exxon Mobil Corp.	265,379	31,203,263
Hess Corp.	18,431	2,819,943
Kinder Morgan, Inc.	129,729	2,150,907
Marathon Oil Corp.	39,777	1,064,035
Marathon Petroleum Corp.	26,507	4,011,569
Occidental Petroleum Corp.	43,985	2,853,747
ONEOK, Inc.	35,855	2,274,282
Phillips 66	29,519	3,546,708
Pioneer Natural Resources Co.	15,551	3,569,732
Targa Resources Corp.	15,056	1,290,600
Valero Energy Corp.	23,410	3,317,431
Williams Cos., Inc. (The)	80,946	2,727,071

		102,097,230

Total Energy		112,350,171

Financials (11.6%)
Banks (2.7%)
Bank of America Corp.	458,297	12,548,172
Citigroup, Inc.	127,658	5,250,574
Citizens Financial Group, Inc.	31,527	844,924
Comerica, Inc.	8,938	371,374
Fifth Third Bancorp	45,340	1,148,462
Huntington Bancshares, Inc.	95,208	990,163
JPMorgan Chase & Co.	192,650	27,938,103
KeyCorp	64,172	690,491
M&T Bank Corp.	11,182	1,413,964
PNC Financial Services Group, Inc. (The)‡	26,570	3,261,999
Regions Financial Corp.	62,079	1,067,759
Truist Financial Corp.	88,309	2,526,520
US Bancorp	103,214	3,412,255
Wells Fargo & Co.	242,547	9,910,470
Zions Bancorp NA	10,379	362,123

		71,737,353

Capital Markets (2.6%)
Ameriprise Financial, Inc.	6,766	2,230,615
Bank of New York Mellon Corp. (The)	51,627	2,201,892
BlackRock, Inc.‡	9,304	6,014,943
Blackstone, Inc.	47,051	5,041,044
Cboe Global Markets, Inc.	7,174	1,120,651
Charles Schwab Corp. (The)	98,271	5,395,078
CME Group, Inc.	23,740	4,753,223
FactSet Research Systems, Inc.	2,542	1,111,515
Franklin Resources, Inc.	19,041	468,028
Goldman Sachs Group, Inc. (The)	21,855	7,071,622
Intercontinental Exchange, Inc.	37,597	4,136,422
Invesco Ltd.	30,234	438,998
MarketAxess Holdings, Inc.	2,607	556,959
Moody’s Corp.	10,526	3,328,005
Morgan Stanley	84,579	6,907,567
MSCI, Inc., Class A	5,206	2,671,094
Nasdaq, Inc.	22,568	1,096,579
Northern Trust Corp.	13,677	950,278
Raymond James Financial, Inc.	12,277	1,232,979
S&P Global, Inc.	21,572	7,882,624
State Street Corp.	21,123	1,414,396
T. Rowe Price Group, Inc.	14,726	1,544,316

		67,568,828

Consumer Finance (0.4%)
American Express Co.	38,568	5,753,960
Capital One Financial Corp.	25,367	2,461,867
Discover Financial Services	16,523	1,431,388
Synchrony Financial	27,769	848,898

		10,496,113

Financial Services (3.9%)
Berkshire Hathaway, Inc., Class B*	120,896	42,349,869
Fidelity National Information Services, Inc.	39,025	2,156,912
Fiserv, Inc.*	40,412	4,564,939
FleetCor Technologies, Inc.*	4,867	1,242,740
Global Payments, Inc.	17,140	1,977,784
Jack Henry & Associates, Inc.	4,805	726,228
Mastercard, Inc., Class A	55,156	21,836,812
PayPal Holdings, Inc.*	72,791	4,255,362
Visa, Inc., Class A	106,517	24,499,975

		103,610,621

Insurance (2.0%)
Aflac, Inc.	35,505	2,725,009
Allstate Corp. (The)	17,228	1,919,372
American International Group, Inc.	46,978	2,846,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc, Class A	13,421	$4,351,357
Arch Capital Group Ltd.*	24,720	1,970,431
Arthur J Gallagher & Co.	14,313	3,262,362
Assurant, Inc.	3,428	492,192
Brown & Brown, Inc.	15,854	1,107,243
Chubb Ltd.	27,228	5,668,325
Cincinnati Financial Corp.	10,190	1,042,335
Everest Group Ltd.	2,829	1,051,454
Globe Life, Inc.	5,740	624,110
Hartford Financial Services Group, Inc. (The)	20,231	1,434,580
Loews Corp.	12,046	762,632
Marsh & McLennan Cos., Inc.	32,716	6,225,855
MetLife, Inc.	41,877	2,634,482
Principal Financial Group, Inc.	14,817	1,067,861
Progressive Corp. (The)	38,664	5,385,895
Prudential Financial, Inc.	24,302	2,306,017
Travelers Cos., Inc. (The)	15,148	2,473,820
W R Berkley Corp.	13,487	856,290
Willis Towers Watson plc	6,937	1,449,556

		51,658,045

Total Financials		305,070,960

Health Care (12.1%)
Biotechnology (1.9%)
AbbVie, Inc.	117,008	17,441,212
Amgen, Inc.	35,452	9,528,080
Biogen, Inc.*	9,502	2,442,109
Gilead Sciences, Inc.	82,495	6,182,175
Incyte Corp.*	12,037	695,378
Moderna, Inc.*	22,030	2,275,479
Regeneron Pharmaceuticals, Inc.*	7,076	5,823,265
Vertex Pharmaceuticals, Inc.*	17,188	5,976,955

		50,364,653

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	115,039	11,141,527
Align Technology, Inc.*	4,677	1,427,982
Baxter International, Inc.	33,038	1,246,854
Becton Dickinson & Co.	19,261	4,979,546
Boston Scientific Corp.*	96,434	5,091,715
Cooper Cos., Inc. (The)	3,267	1,038,939
Dentsply Sirona, Inc.	13,745	469,529
Dexcom, Inc.*	25,756	2,403,035
Edwards Lifesciences Corp.*	40,365	2,796,487
GE HealthCare Technologies, Inc.	25,438	1,730,802
Hologic, Inc.*	16,398	1,138,021
IDEXX Laboratories, Inc.*	5,516	2,411,981
Insulet Corp.*	4,623	737,322
Intuitive Surgical, Inc.*	23,389	6,836,371
Medtronic plc	88,115	6,904,691
ResMed, Inc.	9,662	1,428,720
STERIS plc	6,606	1,449,489
Stryker Corp.	22,364	6,111,410
Teleflex, Inc.	3,252	638,725
Zimmer Biomet Holdings, Inc.	13,739	1,541,791

		61,524,937

Health Care Providers & Services (2.7%)
Cardinal Health, Inc.	16,962	1,472,641
Cencora, Inc.	10,932	1,967,432
Centene Corp.*	36,124	2,488,221
Cigna Group (The)	19,554	5,593,813
CVS Health Corp.	85,553	5,973,310
DaVita, Inc.*	3,489	329,815
Elevance Health, Inc.	15,621	6,801,696
HCA Healthcare, Inc.	13,343	3,282,111
Henry Schein, Inc.*	8,686	644,936
Humana, Inc.	8,201	3,989,951
Laboratory Corp. of America Holdings	5,845	1,175,137
McKesson Corp.	8,884	3,863,207
Molina Healthcare, Inc.*	3,938	1,291,231
Quest Diagnostics, Inc.	7,415	903,592
UnitedHealth Group, Inc.	61,406	30,960,291
Universal Health Services, Inc., Class B	4,283	538,502

		71,275,886

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	19,477	2,177,918
Bio-Rad Laboratories, Inc., Class A*	1,356	486,058
Bio-Techne Corp.	10,634	723,856
Charles River Laboratories International, Inc.*	3,298	646,342
Danaher Corp.	43,562	10,807,732
Illumina, Inc.*	10,568	1,450,775
IQVIA Holdings, Inc.*	12,079	2,376,543
Mettler-Toledo International, Inc.*	1,450	1,606,702
Revvity, Inc.	8,208	908,626
Thermo Fisher Scientific, Inc.	25,585	12,950,359
Waters Corp.*	3,836	1,051,870
West Pharmaceutical Services, Inc.	4,937	1,852,412

		37,039,193

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	138,490	8,037,960
Catalent, Inc.*	12,410	565,027
Eli Lilly and Co.	52,861	28,393,229
Johnson & Johnson	159,631	24,862,528
Merck & Co., Inc.	168,217	17,317,940
Organon & Co.	17,268	299,772
Pfizer, Inc.	374,281	12,414,901
Viatris, Inc.	79,574	784,600
Zoetis, Inc., Class A	30,506	5,307,434

		97,983,391

Total Health Care		318,188,060

Industrials (7.5%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc.*	4,711	937,442
Boeing Co. (The)*	37,502	7,188,383
General Dynamics Corp.	15,038	3,322,947
Howmet Aerospace, Inc.	25,959	1,200,604
Huntington Ingalls Industries, Inc.	2,724	557,276
L3Harris Technologies, Inc.	12,576	2,189,733
Lockheed Martin Corp.	14,858	6,076,328
Northrop Grumman Corp.	9,376	4,127,221
RTX Corp.	96,488	6,944,241
Textron, Inc.	13,186	1,030,354
TransDigm Group, Inc.*	3,658	3,084,170

		36,658,699

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	7,590	653,727
Expeditors International of Washington, Inc.	10,000	1,146,300
FedEx Corp.	15,318	4,058,044
United Parcel Service, Inc., Class B	47,947	7,473,499

		13,331,570

Building Products (0.4%)
A.O. Smith Corp.	8,492	561,576
Allegion plc	5,830	607,486
Carrier Global Corp.	55,685	3,073,812
Johnson Controls International plc	44,739	2,380,562
Masco Corp.	14,665	783,844
Trane Technologies plc	15,217	3,087,682

		10,494,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.4%)
Cintas Corp.	5,752	$2,766,769
Copart, Inc.*	57,307	2,469,359
Republic Services, Inc., Class A	13,712	1,954,097
Rollins, Inc.	17,223	642,935
Waste Management, Inc.	24,330	3,708,865

		11,542,025

Construction & Engineering (0.1%)
Quanta Services, Inc.	9,560	1,788,389

Electrical Equipment (0.5%)
AMETEK, Inc.	15,364	2,270,185
Eaton Corp. plc	26,376	5,625,473
Emerson Electric Co.	38,116	3,680,862
Generac Holdings, Inc.*	4,239	461,881
Rockwell Automation, Inc.	7,661	2,190,050

		14,228,451

Ground Transportation (0.7%)
CSX Corp.	133,003	4,089,842
JB Hunt Transport Services, Inc.	5,491	1,035,164
Norfolk Southern Corp.	15,169	2,987,231
Old Dominion Freight Line, Inc.	5,898	2,413,108
Union Pacific Corp.	40,402	8,227,059

		18,752,404

Industrial Conglomerates (0.8%)
3M Co.	36,701	3,435,948
General Electric Co.	72,151	7,976,293
Honeywell International, Inc.	44,015	8,131,331

		19,543,572

Machinery (1.6%)
Caterpillar, Inc.	33,818	9,232,314
Cummins, Inc.	9,488	2,167,628
Deere & Co.	18,047	6,810,577
Dover Corp.	9,133	1,274,145
Fortive Corp.	23,265	1,725,332
IDEX Corp.	5,129	1,066,935
Illinois Tool Works, Inc.	18,152	4,180,587
Ingersoll Rand, Inc.	26,857	1,711,328
Nordson Corp.	3,674	819,927
Otis Worldwide Corp.	27,480	2,206,919
PACCAR, Inc.	34,702	2,950,364
Parker-Hannifin Corp.	8,557	3,333,123
Pentair plc	11,020	713,545
Snap-on, Inc.	3,535	901,637
Stanley Black & Decker, Inc.	9,977	833,878
Westinghouse Air Brake Technologies Corp.	11,271	1,197,769
Xylem, Inc.	15,748	1,433,540

		42,559,548

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	8,924	330,902
American Airlines Group, Inc.*	43,597	558,477
Delta Air Lines, Inc.	43,076	1,593,812
Southwest Airlines Co.	39,241	1,062,254
United Airlines Holdings, Inc.*	21,687	917,360

		4,462,805

Professional Services (0.7%)
Automatic Data Processing, Inc.	27,311	6,570,480
Broadridge Financial Solutions, Inc.	7,760	1,389,428
Ceridian HCM Holding, Inc.(x)*	10,473	710,593
Equifax, Inc.	8,102	1,484,124
Jacobs Solutions, Inc.	8,550	1,167,075
Leidos Holdings, Inc.	9,310	858,010
Paychex, Inc.	21,165	2,440,960
Paycom Software, Inc.	3,246	841,590
Robert Half, Inc.	7,399	542,199
Verisk Analytics, Inc., Class A	9,582	2,263,652

		18,268,111

Trading Companies & Distributors (0.2%)
Fastenal Co.	37,366	2,041,678
United Rentals, Inc.	4,575	2,033,908
WW Grainger, Inc.	2,964	2,050,614

		6,126,200

Total Industrials		197,756,736

Information Technology (24.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	16,597	3,052,686
Cisco Systems, Inc.	270,143	14,522,888
F5, Inc.*	3,826	616,521
Juniper Networks, Inc.	21,863	607,573
Motorola Solutions, Inc.	11,166	3,039,832

		21,839,500

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	39,699	3,334,319
CDW Corp.	8,818	1,779,120
Corning, Inc.	50,795	1,547,724
Keysight Technologies, Inc.*	11,945	1,580,443
TE Connectivity Ltd.	20,992	2,593,142
Teledyne Technologies, Inc.*	3,132	1,279,672
Trimble, Inc.*	16,003	861,921
Zebra Technologies Corp., Class A*	3,362	795,214

		13,771,555

IT Services (1.1%)
Accenture plc, Class A	41,817	12,842,419
Akamai Technologies, Inc.*	10,283	1,095,551
Cognizant Technology Solutions Corp., Class A	33,478	2,267,800
DXC Technology Co.*	14,319	298,265
EPAM Systems, Inc.*	3,804	972,645
Gartner, Inc.*	5,170	1,776,464
International Business Machines Corp.	60,275	8,456,582
VeriSign, Inc.*	5,954	1,205,863

		28,915,589

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	107,022	11,004,002
Analog Devices, Inc.	33,240	5,819,992
Applied Materials, Inc.	55,668	7,707,235
Broadcom, Inc.	27,357	22,722,177
Enphase Energy, Inc.*	8,852	1,063,568
First Solar, Inc.*	6,862	1,108,831
Intel Corp.	277,200	9,854,460
KLA Corp.	9,035	4,143,993
Lam Research Corp.	8,837	5,538,766
Microchip Technology, Inc.	36,305	2,833,605
Micron Technology, Inc.	73,009	4,966,802
Monolithic Power Systems, Inc.	3,168	1,463,616
NVIDIA Corp.	163,741	71,225,698
NXP Semiconductors NV	17,028	3,404,238
ON Semiconductor Corp.*	28,563	2,654,931
Qorvo, Inc.*	6,284	599,933
QUALCOMM, Inc.	73,871	8,204,113
Skyworks Solutions, Inc.	10,428	1,028,096
SolarEdge Technologies, Inc.*	3,748	485,403
Teradyne, Inc.	10,304	1,035,140
Texas Instruments, Inc.	60,191	9,570,971

		176,435,570

Software (9.2%)
Adobe, Inc.*	30,216	15,407,139
ANSYS, Inc.*	5,684	1,691,274
Autodesk, Inc.*	14,263	2,951,157
Cadence Design Systems, Inc.*	18,128	4,247,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	1,663	$1,444,365
Fortinet, Inc.*	42,877	2,516,022
Gen Digital, Inc.	36,642	647,831
Intuit, Inc.	18,565	9,485,601
Microsoft Corp.	492,531	155,516,663
Oracle Corp.	104,361	11,053,917
Palo Alto Networks, Inc.*	20,250	4,747,410
PTC, Inc.*	7,877	1,116,013
Roper Technologies, Inc.	7,109	3,442,747
Salesforce, Inc.*	64,568	13,093,099
ServiceNow, Inc.*	13,507	7,549,873
Synopsys, Inc.*	10,043	4,609,436
Tyler Technologies, Inc.*	2,758	1,064,974

		240,584,911

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	974,235	166,798,774
Hewlett Packard Enterprise Co.	86,738	1,506,639
HP, Inc.	57,915	1,488,416
NetApp, Inc.	13,894	1,054,277
Seagate Technology Holdings plc	12,979	855,965
Western Digital Corp.*	21,711	990,673

		172,694,744

Total Information Technology		654,241,869

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	14,815	4,198,571
Albemarle Corp.	7,771	1,321,381
Celanese Corp., Class A	6,807	854,415
CF Industries Holdings, Inc.	12,971	1,112,134
Corteva, Inc.	47,017	2,405,390
Dow, Inc.	46,536	2,399,396
DuPont de Nemours, Inc.	30,151	2,248,963
Eastman Chemical Co.	7,913	607,085
Ecolab, Inc.	16,629	2,816,953
FMC Corp.	8,488	568,441
International Flavors & Fragrances, Inc.	17,150	1,169,115
Linde plc	32,347	12,044,405
LyondellBasell Industries NV, Class A	16,921	1,602,419
Mosaic Co. (The)	21,722	773,303
PPG Industries, Inc.	15,528	2,015,534
Sherwin-Williams Co. (The)	15,624	3,984,901

		40,122,406

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,079	1,674,348
Vulcan Materials Co.	8,748	1,767,271

		3,441,619

Containers & Packaging (0.2%)
Amcor plc	98,274	900,190
Avery Dennison Corp.	5,236	956,460
Ball Corp.	21,198	1,055,237
International Paper Co.	22,532	799,210
Packaging Corp. of America	6,002	921,607
Sealed Air Corp.	9,705	318,906
Westrock Co.	16,430	588,194

		5,539,804

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	95,600	3,564,924
Newmont Corp.	52,198	1,928,716
Nucor Corp.	16,488	2,577,899
Steel Dynamics, Inc.	10,459	1,121,414

		9,192,953

Total Materials		58,296,782

Real Estate (2.1%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	36,465	669,498
Ventas, Inc. (REIT)	27,000	1,137,510
Welltower, Inc. (REIT)	34,387	2,816,983

		4,623,991

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	46,062	740,216

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	61,177	6,864,671

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	10,404	1,041,441
Boston Properties, Inc. (REIT)	9,244	549,833

		1,591,274

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	20,691	1,528,237
CoStar Group, Inc.*	27,123	2,085,488

		3,613,725

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	9,501	1,631,702
Camden Property Trust (REIT)	6,834	646,360
Equity Residential (REIT)	22,887	1,343,696
Essex Property Trust, Inc. (REIT)	4,282	908,169
Invitation Homes, Inc. (REIT)	37,520	1,189,009
Mid-America Apartment Communities, Inc. (REIT)	7,722	993,435
UDR, Inc. (REIT)	19,735	703,947

		7,416,318

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	4,673	423,514
Kimco Realty Corp. (REIT)	40,784	717,390
Realty Income Corp. (REIT)	46,987	2,346,531
Regency Centers Corp. (REIT)	10,732	637,910
Simon Property Group, Inc. (REIT)	21,667	2,340,686

		6,466,031

Specialized REITs (0.9%)
American Tower Corp. (REIT)	30,798	5,064,731
Crown Castle, Inc. (REIT)	28,889	2,658,655
Digital Realty Trust, Inc. (REIT)	20,067	2,428,508
Equinix, Inc. (REIT)	6,235	4,528,231
Extra Space Storage, Inc. (REIT)	13,880	1,687,530
Iron Mountain, Inc. (REIT)	19,444	1,155,946
Public Storage (REIT)	10,551	2,780,400
SBA Communications Corp. (REIT), Class A	7,208	1,442,825
VICI Properties, Inc. (REIT), Class A	67,771	1,972,136
Weyerhaeuser Co. (REIT)	48,297	1,480,786

		25,199,748

Total Real Estate		56,515,974

Utilities (2.2%)
Electric Utilities (1.5%)
Alliant Energy Corp.	16,335	791,431
American Electric Power Co., Inc.	34,272	2,577,940
Constellation Energy Corp.	21,130	2,304,860
Duke Energy Corp.	51,399	4,536,476
Edison International	25,121	1,589,908
Entergy Corp.	14,034	1,298,145
Evergy, Inc.	15,005	760,753
Eversource Energy	23,064	1,341,172
Exelon Corp.	66,038	2,495,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FirstEnergy Corp.	34,208	$1,169,229
NextEra Energy, Inc.	134,155	7,685,740
NRG Energy, Inc.	15,323	590,242
PG&E Corp.*	138,632	2,236,134
Pinnacle West Capital Corp.	7,782	573,378
PPL Corp.	48,787	1,149,422
Southern Co. (The)	71,971	4,657,963
Xcel Energy, Inc.	37,050	2,120,001

		37,878,370

Gas Utilities (0.0%)†
Atmos Energy Corp.	9,910	1,049,766

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	45,672	694,215

Multi-Utilities (0.6%)
Ameren Corp.	17,454	1,306,083
CenterPoint Energy, Inc.	41,027	1,101,575
CMS Energy Corp.	18,965	1,007,231
Consolidated Edison, Inc.	22,839	1,953,420
Dominion Energy, Inc.	55,595	2,483,429
DTE Energy Co.	13,445	1,334,820
NiSource, Inc.	27,974	690,398
Public Service Enterprise Group, Inc.	32,723	1,862,266
Sempra	41,718	2,838,075
WEC Energy Group, Inc.	20,982	1,690,100

		16,267,397

Water Utilities (0.1%)
American Water Works Co., Inc.	12,958	1,604,589

Total Utilities		57,494,337

Total Common Stocks (90.6%) (Cost $738,960,095)		2,382,096,455

SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,343,601	1,343,601
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	56,192,887	56,209,745

Total Investment Companies		57,553,346

Total Short-Term Investments (2.2%) (Cost $57,564,152)		57,553,346

Total Investments in Securities (92.8%) (Cost $796,524,247)		2,439,649,801
Other Assets Less Liabilities (7.2%)		188,703,855

Net Assets (100%)		$2,628,353,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,180,340.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $1,348,969. This was collateralized by $10,662 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.000%, maturing 10/26/23 – 2/15/53 and by cash of $1,343,601 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	18,354	3,150,113	—	(210,894)	137,586	(823,484)	2,253,321	87,781	—
Capital Markets
BlackRock, Inc.	6,409	5,263,704	—	(695,095)	479,057	(904,312)	4,143,354	106,280	—

Total		8,413,817	—	(905,989)	616,643	(1,727,796)	6,396,675	194,061	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,146	12/2023	USD	247,851,150	(10,465,974)

					(10,465,974)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$211,253,134	$—	$—	$211,253,134
Consumer Discretionary	254,354,692	—	—	254,354,692
Consumer Staples	156,573,740	—	—	156,573,740
Energy	112,350,171	—	—	112,350,171
Financials	305,070,960	—	—	305,070,960
Health Care	318,188,060	—	—	318,188,060
Industrials	197,756,736	—	—	197,756,736
Information Technology	654,241,869	—	—	654,241,869
Materials	58,296,782	—	—	58,296,782
Real Estate	56,515,974	—	—	56,515,974
Utilities	57,494,337	—	—	57,494,337
Short-Term Investments
Investment Companies	57,553,346	—	—	57,553,346

Total Assets	$2,439,649,801	$—	$—	$2,439,649,801

Liabilities:
Futures	$(10,465,974)	$—	$—	$(10,465,974)

Total Liabilities	$(10,465,974)	$—	$—	$(10,465,974)

Total	$2,429,183,827	$—	$—	$2,429,183,827

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,695,190,227
Aggregate gross unrealized depreciation	(54,333,291)

Net unrealized appreciation	$1,640,856,936

Federal income tax cost of investments in securities and derivative instruments, if applicable	$788,326,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	24,688	$386,367
Iridium Communications, Inc.	13,826	628,945

		1,015,312

Entertainment (0.2%)
TKO Group Holdings, Inc.	5,926	498,140

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	5,272	335,774
ZoomInfo Technologies, Inc., Class A*	34,206	560,978

		896,752

Media (0.7%)
Cable One, Inc.	513	315,823
New York Times Co. (The), Class A	18,432	759,398
Nexstar Media Group, Inc., Class A	3,724	533,910
TEGNA, Inc.	22,873	333,260

		1,942,391

Total Communication Services		4,352,595

Consumer Discretionary (13.2%)
Automobile Components (1.5%)
Adient plc*	10,463	383,992
Autoliv, Inc.	8,559	825,772
Fox Factory Holding Corp.*	4,721	467,757
Gentex Corp.	26,153	851,018
Goodyear Tire & Rubber Co. (The)*	31,832	395,672
Lear Corp.	6,609	886,928
Visteon Corp.*	3,141	433,678

		4,244,817

Automobiles (0.4%)
Harley-Davidson, Inc.	14,638	483,932
Thor Industries, Inc.	6,008	571,541

		1,055,473

Broadline Retail (0.5%)
Kohl’s Corp.	12,330	258,437
Macy’s, Inc.	30,372	352,619
Nordstrom, Inc.(x)	10,488	156,691
Ollie’s Bargain Outlet Holdings, Inc.*	6,854	528,991

		1,296,738

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	395	230,285
Grand Canyon Education, Inc.*	3,332	389,444
H&R Block, Inc.	17,196	740,460
Service Corp. International	16,960	969,094

		2,329,283

Hotels, Restaurants & Leisure (3.1%)
Aramark	29,338	1,018,029
Boyd Gaming Corp.	7,894	480,192
Choice Hotels International, Inc.(x)	2,860	350,379
Churchill Downs, Inc.	7,621	884,341
Hilton Grand Vacations, Inc.*	8,100	329,670
Light & Wonder, Inc.*	10,271	732,630
Marriott Vacations Worldwide Corp.	3,868	389,237
Penn Entertainment, Inc.*	16,593	380,809
Planet Fitness, Inc., Class A*	9,479	466,177
Texas Roadhouse, Inc., Class A	7,475	718,348
Travel + Leisure Co.	8,459	310,699
Vail Resorts, Inc.	4,333	961,449
Wendy’s Co. (The)	19,222	392,321
Wingstop, Inc.	3,330	598,867
Wyndham Hotels & Resorts, Inc.	9,509	661,256

		8,674,404

Household Durables (1.5%)
Helen of Troy Ltd.*	2,630	306,553
KB Home	8,735	404,256
Leggett & Platt, Inc.	15,155	385,088
Taylor Morrison Home Corp., Class A*	12,313	524,657
Tempur Sealy International, Inc.	19,384	840,103
Toll Brothers, Inc.	12,298	909,560
TopBuild Corp.*	3,532	888,651

		4,258,868

Leisure Products (1.0%)
Brunswick Corp.	7,864	621,256
Mattel, Inc.*	39,764	876,001
Polaris, Inc.	5,941	618,696
Topgolf Callaway Brands Corp.*	15,759	218,104
YETI Holdings, Inc.*	9,750	470,145

		2,804,202

Specialty Retail (2.6%)
AutoNation, Inc.*	3,008	455,411
Dick’s Sporting Goods, Inc.	6,937	753,220
Five Below, Inc.*	6,146	988,891
GameStop Corp., Class A(x)*	29,778	490,146
Gap, Inc. (The)	24,180	257,033
Lithia Motors, Inc., Class A	3,092	913,160
Murphy USA, Inc.	2,187	747,364
Penske Automotive Group, Inc.(x)	2,182	364,525
RH*	1,710	452,056
Valvoline, Inc.	15,595	502,783
Williams-Sonoma, Inc.	7,222	1,122,299

		7,046,888

Textiles, Apparel & Luxury Goods (1.8%)
Capri Holdings Ltd.*	13,017	684,824
Carter’s, Inc.	4,020	277,983
Columbia Sportswear Co.	4,001	296,474
Crocs, Inc.*	6,888	607,728
Deckers Outdoor Corp.*	2,910	1,496,002
PVH Corp.	6,960	532,510
Skechers USA, Inc., Class A*	14,790	723,971
Under Armour, Inc., Class A*	21,810	149,398
Under Armour, Inc., Class C*	21,112	134,695

		4,903,585

Total Consumer Discretionary		36,614,258

Consumer Staples (3.9%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	1,057	411,733
Celsius Holdings, Inc.*	5,520	947,232
Coca-Cola Consolidated, Inc.	527	335,341

		1,694,306

Consumer Staples Distribution & Retail (1.8%)
BJ’s Wholesale Club Holdings, Inc.*	14,936	1,065,982
Casey’s General Stores, Inc.	4,200	1,140,384
Grocery Outlet Holding Corp.*	10,497	302,839
Performance Food Group Co.*	17,534	1,032,051
Sprouts Farmers Market, Inc.*	11,235	480,858
US Foods Holding Corp.*	25,296	1,004,251

		5,026,365

Food Products (1.1%)
Darling Ingredients, Inc.*	17,897	934,223
Flowers Foods, Inc.	21,692	481,129
Ingredion, Inc.	7,460	734,064
Lancaster Colony Corp.	2,235	368,842
Pilgrim’s Pride Corp.*	4,707	107,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	5,743	$492,405

		3,118,124

Personal Care Products (0.4%)
BellRing Brands, Inc.*	14,855	612,472
Coty, Inc., Class A*	39,921	437,933

		1,050,405

Total Consumer Staples		10,889,200

Energy (5.3%)
Energy Equipment & Services (1.1%)
ChampionX Corp.	22,119	787,879
NOV, Inc.	44,307	926,016
Valaris Ltd.*	6,964	522,161
Weatherford International plc*	8,047	726,885

		2,962,941

Oil, Gas & Consumable Fuels (4.2%)
Antero Midstream Corp.	38,382	459,816
Antero Resources Corp.*	31,350	795,663
Chesapeake Energy Corp.	12,640	1,089,947
Chord Energy Corp.	4,684	759,136
Civitas Resources, Inc.	9,509	768,993
CNX Resources Corp.*	17,598	397,363
DT Midstream, Inc.	10,917	577,728
Equitrans Midstream Corp.	48,381	453,330
HF Sinclair Corp.	16,356	931,147
Matador Resources Co.	12,449	740,467
Murphy Oil Corp.	16,558	750,905
Ovintiv, Inc.	27,878	1,326,157
PBF Energy, Inc., Class A	12,344	660,774
Permian Resources Corp., Class A	30,283	422,751
Range Resources Corp.	26,691	865,055
Southwestern Energy Co.*	122,780	791,931

		11,791,163

Total Energy		14,754,104

Financials (13.3%)
Banks (4.7%)
Associated Banc-Corp.	16,298	278,859
Bank OZK	11,731	434,868
Cadence Bank	20,165	427,901
Columbia Banking System, Inc.	23,469	476,421
Commerce Bancshares, Inc.	12,562	602,725
Cullen/Frost Bankers, Inc.	7,158	652,881
East West Bancorp, Inc.	15,933	839,828
First Financial Bankshares, Inc.	13,983	351,253
First Horizon Corp.	62,539	689,180
FNB Corp.	40,030	431,924
Glacier Bancorp, Inc.	12,403	353,485
Hancock Whitney Corp.	9,604	355,252
Home BancShares, Inc.	20,642	432,243
International Bancshares Corp.	5,743	248,902
New York Community Bancorp, Inc.	80,844	916,771
Old National Bancorp	32,539	473,117
Pinnacle Financial Partners, Inc.	8,491	569,237
Prosperity Bancshares, Inc.	10,574	577,129
SouthState Corp.	8,497	572,358
Synovus Financial Corp.	16,456	457,477
Texas Capital Bancshares, Inc.*	5,204	306,516
UMB Financial Corp.	4,721	292,938
United Bankshares, Inc.	15,068	415,726
Valley National Bancorp	48,148	412,147
Webster Financial Corp.	19,520	786,851
Wintrust Financial Corp.	6,706	506,303

		12,862,292

Capital Markets (2.0%)
Affiliated Managers Group, Inc.	3,973	517,841
Evercore, Inc., Class A	3,949	544,488
Federated Hermes, Inc., Class B	10,098	342,019
Interactive Brokers Group, Inc., Class A	12,017	1,040,192
Janus Henderson Group plc	15,085	389,495
Jefferies Financial Group, Inc.	19,938	730,329
Morningstar, Inc.	2,935	687,494
SEI Investments Co.	11,360	684,213
Stifel Financial Corp.	11,778	723,640

		5,659,711

Consumer Finance (0.6%)
Ally Financial, Inc.	30,406	811,232
FirstCash Holdings, Inc.	4,130	414,570
SLM Corp.	25,626	349,026

		1,574,828

Financial Services (1.3%)
Essent Group Ltd.	11,891	562,325
Euronet Worldwide, Inc.*	5,303	420,952
MGIC Investment Corp.	31,418	524,367
Voya Financial, Inc.	11,911	791,486
Western Union Co. (The)	37,685	496,688
WEX, Inc.*	4,832	908,851

		3,704,669

Insurance (4.1%)
American Financial Group, Inc.	7,458	832,835
Brighthouse Financial, Inc.*	7,121	348,502
CNO Financial Group, Inc.	12,319	292,330
Erie Indemnity Co., Class A	2,796	821,437
Fidelity National Financial, Inc.	14,130	583,569
First American Financial Corp.	11,638	657,431
Hanover Insurance Group, Inc. (The)	4,018	445,918
Kemper Corp.	6,718	282,357
Kinsale Capital Group, Inc.	2,472	1,023,729
Old Republic International Corp.	29,826	803,512
Primerica, Inc.	4,014	778,756
Reinsurance Group of America, Inc.	7,441	1,080,359
RenaissanceRe Holdings Ltd.	5,723	1,132,696
RLI Corp.	4,538	616,669
Selective Insurance Group, Inc.	6,821	703,722
Unum Group	20,678	1,017,151

		11,420,973

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	55,490	1,043,767
Starwood Property Trust, Inc. (REIT)(x)	33,547	649,134

		1,692,901

Total Financials		36,915,374

Health Care (7.6%)
Biotechnology (1.5%)
Arrowhead Pharmaceuticals, Inc.*	11,849	318,383
Exelixis, Inc.*	35,811	782,470
Halozyme Therapeutics, Inc.*	14,742	563,144
Neurocrine Biosciences, Inc.*	10,959	1,232,888
United Therapeutics Corp.*	5,270	1,190,335

		4,087,220

Health Care Equipment & Supplies (2.5%)
Enovis Corp.*	5,366	282,949
Envista Holdings Corp.*	18,074	503,903
Globus Medical, Inc., Class A*	13,064	648,628
Haemonetics Corp.*	5,651	506,216
ICU Medical, Inc.*	2,195	261,227
Inari Medical, Inc.*	5,679	371,407
Integra LifeSciences Holdings Corp.*	7,776	296,965
Lantheus Holdings, Inc.*	7,623	529,646
LivaNova plc*	5,843	308,978
Masimo Corp.*	4,942	433,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Neogen Corp.*	21,977	$407,454
Penumbra, Inc.*	4,315	1,043,842
QuidelOrtho Corp.*	5,542	404,788
Shockwave Medical, Inc.*	4,104	817,106

		6,816,423

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.*	10,178	715,615
Amedisys, Inc.*	3,607	336,894
Chemed Corp.	1,663	864,261
Encompass Health Corp.	11,150	748,834
HealthEquity, Inc.*	9,619	702,668
Option Care Health, Inc.*	20,081	649,620
Patterson Cos., Inc.	9,429	279,476
Progyny, Inc.*	9,074	308,697
R1 RCM, Inc.*	21,908	330,154
Tenet Healthcare Corp.*	11,406	751,541

		5,687,760

Health Care Technology (0.1%)
Doximity, Inc., Class A*	14,022	297,547

Life Sciences Tools & Services (1.0%)
Azenta, Inc.*	6,755	339,033
Bruker Corp.	11,062	689,163
Medpace Holdings, Inc.*	2,596	628,570
Repligen Corp.*	5,792	920,986
Sotera Health Co.(x)*	10,892	163,162

		2,740,914

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	7,049	912,422
Perrigo Co. plc	15,019	479,857

		1,392,279

Total Health Care		21,022,143

Industrials (20.3%)
Aerospace & Defense (1.1%)
BWX Technologies, Inc.	10,280	770,794
Curtiss-Wright Corp.	4,266	834,558
Hexcel Corp.	9,525	620,458
Woodward, Inc.	6,780	842,483

		3,068,293

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	13,203	774,356

Building Products (3.5%)
Advanced Drainage Systems, Inc.	7,716	878,312
Builders FirstSource, Inc.*	13,936	1,734,893
Carlisle Cos., Inc.	5,553	1,439,671
Fortune Brands Innovations, Inc.	14,119	877,637
Lennox International, Inc.	3,580	1,340,495
Owens Corning	10,070	1,373,649
Simpson Manufacturing Co., Inc.	4,733	709,051
Trex Co., Inc.*	12,039	741,963
UFP Industries, Inc.	6,930	709,632

		9,805,303

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	5,284	383,830
Clean Harbors, Inc.*	5,666	948,262
MSA Safety, Inc.	4,141	652,828
Stericycle, Inc.*	10,404	465,163
Tetra Tech, Inc.	5,972	907,923

		3,358,006

Construction & Engineering (1.6%)
AECOM	15,503	1,287,369
EMCOR Group, Inc.	5,293	1,113,594
Fluor Corp.(x)*	16,015	587,751
MasTec, Inc.*	6,744	485,366
MDU Resources Group, Inc.	22,904	448,460
Valmont Industries, Inc.	2,322	557,768

		4,480,308

Electrical Equipment (2.2%)
Acuity Brands, Inc.	3,419	582,290
EnerSys	4,481	424,216
Hubbell, Inc., Class B	5,991	1,877,639
nVent Electric plc	18,460	978,195
Regal Rexnord Corp.	7,450	1,064,456
Sensata Technologies Holding plc	16,846	637,116
Sunrun, Inc.(x)*	24,190	303,827
Vicor Corp.*	2,442	143,809

		6,011,548

Ground Transportation (1.9%)
Avis Budget Group, Inc.*	2,206	396,396
Hertz Global Holdings, Inc.*	15,077	184,693
Knight-Swift Transportation Holdings, Inc., Class A	17,798	892,570
Landstar System, Inc.	3,956	699,975
Ryder System, Inc.	5,136	549,295
Saia, Inc.*	2,976	1,186,382
Werner Enterprises, Inc.	6,963	271,209
XPO, Inc.*	12,911	963,935

		5,144,455

Machinery (4.4%)
AGCO Corp.	6,985	826,186
Chart Industries, Inc.(x)*	4,693	793,680
Crane Co.	5,389	478,759
Donaldson Co., Inc.	13,653	814,265
Esab Corp.	6,137	430,940
Flowserve Corp.	14,768	587,324
Graco, Inc.	18,841	1,373,132
ITT, Inc.	9,076	888,631
Lincoln Electric Holdings, Inc.	6,447	1,172,000
Middleby Corp. (The)*	6,018	770,304
Oshkosh Corp.	7,289	695,589
RBC Bearings, Inc.*	3,241	758,815
Terex Corp.	7,422	427,656
Timken Co. (The)	7,282	535,154
Toro Co. (The)	11,606	964,459
Watts Water Technologies, Inc., Class A	3,000	518,460

		12,035,354

Marine Transportation (0.2%)
Kirby Corp.*	6,525	540,270

Professional Services (2.8%)
ASGN, Inc.*	5,508	449,893
CACI International, Inc., Class A*	2,544	798,638
Concentrix Corp.	4,877	390,696
ExlService Holdings, Inc.*	18,699	524,320
Exponent, Inc.	5,716	489,290
FTI Consulting, Inc.*	3,789	675,996
Genpact Ltd.	18,836	681,863
Insperity, Inc.	4,100	400,160
KBR, Inc.	15,185	895,004
ManpowerGroup, Inc.	5,638	413,378
Maximus, Inc.	6,850	511,558
Paylocity Holding Corp.*	4,845	880,337
Science Applications International Corp.	6,063	639,889

		7,751,022

Trading Companies & Distributors (1.1%)
GATX Corp.	3,867	420,845
MSC Industrial Direct Co., Inc., Class A	5,239	514,208
Watsco, Inc.	3,764	1,421,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.	4,967	$714,354

		3,071,145

Total Industrials		56,040,060

Information Technology (9.7%)
Communications Equipment (0.5%)
Calix, Inc.*	6,608	302,911
Ciena Corp.*	16,779	792,975
Lumentum Holdings, Inc.*	7,605	343,594

		1,439,480

Electronic Equipment, Instruments & Components (3.3%)
Arrow Electronics, Inc.*	6,275	785,881
Avnet, Inc.	10,291	495,923
Belden, Inc.	4,728	456,488
Cognex Corp.	18,996	806,190
Coherent Corp.*	14,385	469,527
Crane NXT Co.	5,355	297,577
IPG Photonics Corp.*	3,257	330,716
Jabil, Inc.	14,670	1,861,476
Littelfuse, Inc.	2,779	687,302
National Instruments Corp.	14,651	873,493
Novanta, Inc.*	3,933	564,150
TD SYNNEX Corp.	5,419	541,141
Vishay Intertechnology, Inc.	14,250	352,260
Vontier Corp.	17,280	534,298

		9,056,422

IT Services (0.6%)
GoDaddy, Inc., Class A*	16,482	1,227,580
Kyndryl Holdings, Inc.*	25,841	390,199

		1,617,779

Semiconductors & Semiconductor Equipment (2.2%)
Allegro MicroSystems, Inc.*	7,720	246,577
Amkor Technology, Inc.	11,725	264,985
Cirrus Logic, Inc.*	6,023	445,461
Lattice Semiconductor Corp.*	15,394	1,322,806
MACOM Technology Solutions Holdings, Inc.*	6,047	493,314
MKS Instruments, Inc.	7,081	612,790
Power Integrations, Inc.	6,331	483,119
Silicon Laboratories, Inc.*	3,500	405,615
Synaptics, Inc.*	4,409	394,341
Universal Display Corp.	4,855	762,186
Wolfspeed, Inc.(x)*	13,839	527,266

		5,958,460

Software (2.6%)
ACI Worldwide, Inc.*	11,840	267,110
Aspen Technology, Inc.*	3,188	651,181
Blackbaud, Inc.*	4,910	345,271
CommVault Systems, Inc.*	4,869	329,193
Dolby Laboratories, Inc., Class A	6,703	531,280
Dropbox, Inc., Class A*	29,065	791,440
Dynatrace, Inc.*	26,664	1,246,009
Envestnet, Inc.*	5,530	243,486
Manhattan Associates, Inc.*	6,917	1,367,214
NCR Corp.*	15,075	406,573
Qualys, Inc.*	4,149	632,930
Teradata Corp.*	11,020	496,120

		7,307,807

Technology Hardware, Storage & Peripherals (0.5%)
Super Micro Computer, Inc.*	5,084	1,394,135

Total Information Technology		26,774,083

Materials (6.4%)
Chemicals (2.0%)
Ashland, Inc.	5,619	458,960
Avient Corp.	10,340	365,209
Axalta Coating Systems Ltd.*	24,372	655,607
Cabot Corp.	6,306	436,817
Chemours Co. (The)	16,537	463,863
NewMarket Corp.	765	348,106
Olin Corp.	13,983	698,870
RPM International, Inc.	14,382	1,363,557
Scotts Miracle-Gro Co. (The)	4,752	245,583
Westlake Corp.	3,617	450,931

		5,487,503

Construction Materials (0.3%)
Eagle Materials, Inc.	3,910	651,093
Knife River Corp.*	5,645	275,645

		926,738

Containers & Packaging (1.8%)
AptarGroup, Inc.	7,386	923,545
Berry Global Group, Inc.	13,304	823,651
Crown Holdings, Inc.	13,546	1,198,550
Graphic Packaging Holding Co.	34,405	766,543
Greif, Inc., Class A	2,811	187,803
Silgan Holdings, Inc.	9,404	405,406
Sonoco Products Co.	11,050	600,568

		4,906,066

Metals & Mining (2.2%)
Alcoa Corp.	20,062	583,002
Cleveland-Cliffs, Inc.*	56,781	887,487
Commercial Metals Co.	13,010	642,824
MP Materials Corp.*	16,171	308,866
Reliance Steel & Aluminum Co.	6,523	1,710,526
Royal Gold, Inc.	7,353	781,845
United States Steel Corp.(x)	25,048	813,559
Worthington Industries, Inc.	3,378	208,828

		5,936,937

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	7,195	397,668

Total Materials		17,654,912

Real Estate (6.7%)
Health Care REITs (1.0%)
Healthcare Realty Trust, Inc. (REIT), Class A	42,994	656,518
Medical Properties Trust, Inc. (REIT)(x)	67,265	366,594
Omega Healthcare Investors, Inc. (REIT)	27,563	913,989
Physicians Realty Trust (REIT)	27,104	330,398
Sabra Health Care REIT, Inc. (REIT)	26,271	366,218

		2,633,717

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	24,498	301,815

Industrial REITs (1.2%)
EastGroup Properties, Inc. (REIT)	5,088	847,305
First Industrial Realty Trust, Inc. (REIT)	14,917	709,900
Rexford Industrial Realty, Inc. (REIT)	23,090	1,139,491
STAG Industrial, Inc. (REIT)	20,269	699,483

		3,396,179

Office REITs (0.5%)
COPT Defense Properties (REIT)	12,933	308,193
Cousins Properties, Inc. (REIT)	17,270	351,790
Kilroy Realty Corp. (REIT)	12,040	380,584
Vornado Realty Trust (REIT)	18,195	412,663

		1,453,230

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	5,367	757,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (0.8%)
Apartment Income REIT Corp. (REIT), Class A	16,818	$516,313
Equity LifeStyle Properties, Inc. (REIT)	20,896	1,331,284
Independence Realty Trust, Inc. (REIT)	25,537	359,305

		2,206,902

Retail REITs (1.1%)
Agree Realty Corp. (REIT)	10,800	596,592
Brixmor Property Group, Inc. (REIT)	33,900	704,442
Kite Realty Group Trust (REIT)	24,730	529,717
NNN REIT, Inc. (REIT)	20,564	726,732
Spirit Realty Capital, Inc. (REIT)	15,938	534,401

		3,091,884

Specialized REITs (1.7%)
CubeSmart (REIT)	25,274	963,698
EPR Properties (REIT)	8,571	356,039
Gaming and Leisure Properties, Inc. (REIT)	29,270	1,333,249
Lamar Advertising Co. (REIT), Class A	9,860	823,014
National Storage Affiliates Trust (REIT)	9,366	297,277
PotlatchDeltic Corp. (REIT)	9,096	412,867
Rayonier, Inc. (REIT)	15,501	441,159

		4,627,303

Total Real Estate		18,468,743

Utilities (3.1%)
Electric Utilities (0.9%)
ALLETE, Inc.	6,527	344,626
IDACORP, Inc.	5,705	534,273
OGE Energy Corp.	22,579	752,558
PNM Resources, Inc.	9,649	430,442
Portland General Electric Co.	11,472	464,386

		2,526,285

Gas Utilities (1.0%)
National Fuel Gas Co.	10,346	537,061
New Jersey Resources Corp.	11,058	449,287
ONE Gas, Inc.	6,234	425,657
Southwest Gas Holdings, Inc.	6,829	412,540
Spire, Inc.	5,987	338,744
UGI Corp.	23,606	542,938

		2,706,227

Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	5,867	410,221
Vistra Corp.	38,772	1,286,455

		1,696,676

Multi-Utilities (0.3%)
Black Hills Corp.	7,603	384,636
Northwestern Energy Group, Inc.	6,593	316,859

		701,495

Water Utilities (0.3%)
Essential Utilities, Inc.	27,335	938,411

Total Utilities		8,569,094

Total Common Stocks (91.1%) (Cost $187,054,296)		252,054,566

SHORT-TERM INVESTMENTS:
Investment Companies (6.2%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,299,167	3,299,167
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	13,779,795	13,783,929

Total Investment Companies		17,083,096

Total Short-Term Investments (6.2%) (Cost $17,080,419)		17,083,096

Total Investments in Securities (97.3%) (Cost $204,134,715)		269,137,662
Other Assets Less Liabilities (2.7%)		7,473,264

Net Assets (100%)		$276,610,926

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $4,067,951. This was collateralized by $861,081 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/17/23 - 2/15/53 and by cash of $3,299,167 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	97	12/2023	USD	24,447,880	(807,202)

					(807,202)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,352,595	$—	$—	$4,352,595
Consumer Discretionary	36,614,258	—	—	36,614,258
Consumer Staples	10,889,200	—	—	10,889,200
Energy	14,754,104	—	—	14,754,104
Financials	36,915,374	—	—	36,915,374
Health Care	21,022,143	—	—	21,022,143
Industrials	56,040,060	—	—	56,040,060
Information Technology	26,774,083	—	—	26,774,083
Materials	17,654,912	—	—	17,654,912
Real Estate	18,468,743	—	—	18,468,743
Utilities	8,569,094	—	—	8,569,094
Short-Term Investments
Investment Companies	17,083,096	—	—	17,083,096

Total Assets	$269,137,662	$—	$—	$269,137,662

Liabilities:
Futures	$(807,202)	$—	$—	$(807,202)

Total Liabilities	$(807,202)	$—	$—	$(807,202)

Total	$268,330,460	$—	$—	$268,330,460

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,351,664
Aggregate gross unrealized depreciation	(19,776,450)

Net unrealized appreciation	$64,575,214

Federal income tax cost of investments in securities and derivative instruments, if applicable	$203,755,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	4,532	$142,214
AST SpaceMobile, Inc., Class A(x)*	15,129	57,490
ATN International, Inc.	4,089	129,049
Bandwidth, Inc., Class A*	9,201	103,695
Charge Enterprises, Inc.(x)*	49,467	24,595
Cogent Communications Holdings, Inc.	15,619	966,816
Consolidated Communications Holdings, Inc.*	25,689	87,856
EchoStar Corp., Class A*	11,814	197,884
Globalstar, Inc.(x)*	244,273	319,998
IDT Corp., Class B*	5,613	123,767
Liberty Latin America Ltd., Class A*	8,875	72,420
Liberty Latin America Ltd., Class C*	56,842	463,831
Lumen Technologies, Inc.*	358,597	509,208
Ooma, Inc.*	9,304	121,045

		3,319,868

Entertainment (0.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	4,292	167,688
Atlanta Braves Holdings, Inc., Class C*	14,978	535,164
Cinemark Holdings, Inc.*	39,817	730,642
IMAX Corp.*	16,799	324,557
Lions Gate Entertainment Corp., Class A*	24,903	211,178
Lions Gate Entertainment Corp., Class B*	43,968	346,028
Loop Media, Inc.(x)*	9,103	4,524
Madison Square Garden Entertainment Corp., Class A*	15,376	506,024
Marcus Corp. (The)(x)	8,135	126,092
Playstudios, Inc.*	20,864	66,348
Reservoir Media, Inc.(x)*	5,766	35,173
Sphere Entertainment Co.*	9,320	346,331
Vivid Seats, Inc., Class A*	12,936	83,049

		3,482,798

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	34,880	520,410
Cargurus, Inc., Class A*	36,551	640,374
Cars.com, Inc.*	24,291	409,546
DHI Group, Inc.*	10,568	32,338
Eventbrite, Inc., Class A*	25,232	248,787
EverQuote, Inc., Class A*	5,082	36,743
fuboTV, Inc.(x)*	100,219	267,585
Grindr, Inc.*	12,820	73,715
Liberty TripAdvisor Holdings, Inc., Class B(x)*	176	5,167
MediaAlpha, Inc., Class A*	9,399	77,636
Nextdoor Holdings, Inc.(x)*	36,343	66,144
Outbrain, Inc.*	10,657	51,900
QuinStreet, Inc.*	18,619	167,012
Shutterstock, Inc.	8,896	338,493
System1, Inc.*	6,185	7,484
TrueCar, Inc.*	31,868	65,967
Vimeo, Inc.*	45,997	162,829
Yelp, Inc., Class A*	24,887	1,035,050
Ziff Davis, Inc.*	16,592	1,056,744
ZipRecruiter, Inc., Class A*	25,985	311,560

		5,575,484

Media (0.6%)
Advantage Solutions, Inc.(x)*	36,873	104,719
AMC Networks, Inc., Class A*	11,664	137,402
Boston Omaha Corp., Class A*	7,352	120,499
Cardlytics, Inc.*	12,396	204,534
Clear Channel Outdoor Holdings, Inc.*	113,195	178,848
Daily Journal Corp.*	336	98,784
Emerald Holding, Inc.*	3,898	17,619
Entravision Communications Corp., Class A	25,439	92,852
EW Scripps Co. (The), Class A*	24,645	135,055
Gambling.com Group Ltd.*	2,876	37,618
Gannett Co., Inc.*	34,494	84,510
Gray Television, Inc.	30,573	211,565
iHeartMedia, Inc., Class A*	39,842	125,901
Integral Ad Science Holding Corp.(x)*	18,452	219,394
John Wiley & Sons, Inc., Class A	15,952	592,936
Magnite, Inc.*	48,881	368,563
PubMatic, Inc., Class A*	11,154	134,964
Scholastic Corp.	9,465	360,995
Sinclair, Inc.	12,790	143,504
Stagwell, Inc., Class A*	29,302	137,426
TechTarget, Inc.*	10,014	304,025
TEGNA, Inc.	71,470	1,041,318
Thryv Holdings, Inc.*	11,221	210,618
Townsquare Media, Inc., Class A	2,916	25,428
Urban One, Inc.*	3,259	16,393
Urban One, Inc., Class A*	2,527	12,685
WideOpenWest, Inc.*	18,438	141,051

		5,259,206

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	23,561	281,083
Shenandoah Telecommunications Co.	19,454	400,947
Spok Holdings, Inc.	4,438	63,330
Telephone and Data Systems, Inc.	37,031	678,038
Tingo Group, Inc.*	30,490	31,252

		1,454,650

Total Communication Services		19,092,006

Consumer Discretionary (9.6%)
Automobile Components (1.4%)
Adient plc*	35,600	1,306,520
American Axle & Manufacturing Holdings, Inc.*	40,991	297,595
Atmus Filtration Technologies, Inc.*	3,996	83,317
Cooper-Standard Holdings, Inc.*	4,114	55,210
Dana, Inc.	49,775	730,199
Dorman Products, Inc.*	9,550	723,508
Fox Factory Holding Corp.*	15,096	1,495,712
Gentherm, Inc.*	12,007	651,500
Goodyear Tire & Rubber Co. (The)*	101,412	1,260,551
Holley, Inc.(x)*	18,022	89,930
LCI Industries	9,140	1,073,219
Luminar Technologies, Inc., Class A(x)*	94,186	428,546
Modine Manufacturing Co.*	18,402	841,891
Patrick Industries, Inc.	7,679	576,386
Solid Power, Inc.(x)*	38,698	78,170
Standard Motor Products, Inc.	7,794	262,034
Stoneridge, Inc.*	6,478	130,013
Visteon Corp.*	10,345	1,428,334
XPEL, Inc.(m)*	7,705	594,132

		12,106,767

Automobiles (0.1%)
Fisker, Inc., Class A(x)*	67,840	435,533
Livewire Group, Inc.(x)*	2,753	19,078
Winnebago Industries, Inc.	10,841	644,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Workhorse Group, Inc.(x)*	36,735	$15,223

		1,114,331

Broadline Retail (0.1%)
Big Lots, Inc.(x)	7,448	38,059
ContextLogic, Inc., Class A(x)*	7,343	32,383
Dillard’s, Inc., Class A(x)	1,347	445,601
Qurate Retail, Inc., Class B(x)*	902	6,873
Savers Value Village, Inc.*	6,307	117,752

		640,668

Distributors (0.0%)†
Weyco Group, Inc.	1,482	37,569

Diversified Consumer Services (1.1%)
2U, Inc.*	28,108	69,427
Adtalem Global Education, Inc.*	15,796	676,859
Carriage Services, Inc., Class A	4,682	132,266
Chegg, Inc.*	43,251	385,799
Coursera, Inc.*	45,080	842,545
Duolingo, Inc., Class A*	10,205	1,692,703
European Wax Center, Inc., Class A(x)*	8,526	138,121
Frontdoor, Inc.*	29,853	913,203
Graham Holdings Co., Class B	1,371	799,293
Laureate Education, Inc.	47,684	672,344
Lincoln Educational Services Corp.*	5,914	49,973
Nerdy, Inc.*	14,131	52,285
OneSpaWorld Holdings Ltd.*	28,507	319,849
Perdoceo Education Corp.	24,650	421,515
Rover Group, Inc., Class A(x)*	32,804	205,353
Strategic Education, Inc.	8,158	613,890
Stride, Inc.*	16,187	728,901
Udemy, Inc.*	31,066	295,127
Universal Technical Institute, Inc.*	8,040	67,375
WW International, Inc.(x)*	12,938	143,224

		9,220,052

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc., Class A*	19,467	213,164
Bally’s Corp.*	8,966	117,544
Biglari Holdings, Inc., Class B*	261	43,326
BJ’s Restaurants, Inc.*	8,367	196,290
Bloomin’ Brands, Inc.	31,153	766,052
Bluegreen Vacations Holding Corp., Class A	4,951	181,603
Bowlero Corp., Class A(x)*	13,902	133,737
Brinker International, Inc.*	15,741	497,258
Carrols Restaurant Group, Inc.*	9,176	60,470
Century Casinos, Inc.*	7,054	36,187
Cheesecake Factory, Inc. (The)	17,924	543,097
Chuy’s Holdings, Inc.*	6,451	229,527
Cracker Barrel Old Country Store, Inc.(x)	8,197	550,838
Dave & Buster’s Entertainment, Inc.*	13,799	511,529
Denny’s Corp.*	16,778	142,110
Dine Brands Global, Inc.	6,508	321,821
El Pollo Loco Holdings, Inc.	7,147	63,966
Everi Holdings, Inc.*	33,744	446,096
Fiesta Restaurant Group, Inc.*	4,420	37,393
First Watch Restaurant Group, Inc.*	9,677	167,315
Full House Resorts, Inc.*	8,508	36,329
Global Business Travel Group I*	8,057	44,313
Golden Entertainment, Inc.	6,956	237,756
Hilton Grand Vacations, Inc.*	30,729	1,250,670
Inspired Entertainment, Inc.*	5,270	63,029
International Game Technology plc	38,507	1,167,532
Jack in the Box, Inc.	7,622	526,375
Krispy Kreme, Inc.(x)	31,286	390,136
Kura Sushi USA, Inc., Class A(x)*	1,256	83,047
Life Time Group Holdings, Inc.*	17,043	259,224
Light & Wonder, Inc.*	33,035	2,356,387
Lindblad Expeditions Holdings, Inc.*	8,502	61,214
Monarch Casino & Resort, Inc.	4,879	302,986
Mondee Holdings, Inc., Class A(x)*	11,336	40,470
Nathan’s Famous, Inc.	704	49,745
Noodles & Co., Class A(x)*	8,958	22,037
ONE Group Hospitality, Inc. (The)*	4,880	26,840
Papa John’s International, Inc.	12,128	827,372
PlayAGS, Inc.*	9,222	60,127
Portillo’s, Inc., Class A*	15,379	236,683
Potbelly Corp.*	6,517	50,833
RCI Hospitality Holdings, Inc.	2,696	163,539
Red Robin Gourmet Burgers, Inc.*	3,963	31,863
Red Rock Resorts, Inc., Class A	17,958	736,278
Rush Street Interactive, Inc.*	15,325	70,802
Sabre Corp.*	118,352	531,400
SeaWorld Entertainment, Inc.*	13,754	636,123
Shake Shack, Inc., Class A*	13,649	792,597
Six Flags Entertainment Corp.*	25,705	604,325
Super Group SGHC Ltd.*	34,241	126,349
Sweetgreen, Inc., Class A*	31,784	373,462
Target Hospitality Corp.(x)*	13,016	206,694
Xponential Fitness, Inc., Class A*	5,194	80,507

		17,706,367

Household Durables (1.9%)
Beazer Homes USA, Inc.*	10,506	261,704
Cavco Industries, Inc.*	3,123	829,656
Century Communities, Inc.	10,967	732,376
Cricut, Inc., Class A(x)	17,313	160,838
Dream Finders Homes, Inc., Class A(x)*	6,866	152,631
Ethan Allen Interiors, Inc.	7,985	238,752
GoPro, Inc., Class A*	48,575	152,526
Green Brick Partners, Inc.*	9,449	392,228
Helen of Troy Ltd.*	8,900	1,037,384
Hooker Furnishings Corp.(x)	2,745	53,390
Hovnanian Enterprises, Inc., Class A*	1,170	118,942
Installed Building Products, Inc.	8,495	1,060,941
iRobot Corp.*	11,172	423,419
KB Home	26,533	1,227,947
Landsea Homes Corp.*	2,993	26,907
La-Z-Boy, Inc.	16,677	514,986
Legacy Housing Corp.*	4,431	86,006
LGI Homes, Inc.*	7,898	785,772
Lovesac Co. (The)*	3,573	71,174
M.D.C. Holdings, Inc.	22,515	928,293
M/I Homes, Inc.*	9,598	806,616
Meritage Homes Corp.	12,964	1,586,664
Purple Innovation, Inc., Class A(x)	17,639	30,163
Skyline Champion Corp.*	19,722	1,256,686
Snap One Holdings Corp.*	5,003	46,228
Sonos, Inc.*	47,652	615,187
Taylor Morrison Home Corp., Class A*	37,246	1,587,052
Traeger, Inc.*	8,795	24,010
Tri Pointe Homes, Inc.*	35,695	976,258
United Homes Group, Inc.(x)*	1,537	8,607
Vizio Holding Corp., Class A*	25,840	139,794
VOXX International Corp., Class A*	3,470	27,691

		16,360,828

Leisure Products (0.4%)
Acushnet Holdings Corp.	11,155	591,661
AMMO, Inc.(x)*	22,874	46,206
Clarus Corp.(x)	7,346	55,536
Escalade, Inc.	2,486	38,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Funko, Inc., Class A*	11,281	$86,300
JAKKS Pacific, Inc.*	1,804	33,536
Johnson Outdoors, Inc., Class A	1,752	95,817
Latham Group, Inc.*	16,800	47,040
Malibu Boats, Inc., Class A*	8,379	410,739
Marine Products Corp.	4,842	68,805
MasterCraft Boat Holdings, Inc.*	4,352	96,701
Smith & Wesson Brands, Inc.	11,094	143,224
Solo Brands, Inc., Class A*	5,482	27,958
Sturm Ruger & Co., Inc.	6,979	363,745
Topgolf Callaway Brands Corp.*	51,412	711,542
Vista Outdoor, Inc.*	20,504	679,092

		3,495,963

Specialty Retail (2.2%)
1-800-Flowers.com, Inc., Class A*	5,845	40,915
Aaron’s Co., Inc. (The)	12,340	129,200
Abercrombie & Fitch Co., Class A*	18,855	1,062,856
Academy Sports & Outdoors, Inc.	27,787	1,313,491
American Eagle Outfitters, Inc.	64,760	1,075,664
America’s Car-Mart, Inc.*	1,460	132,845
Arko Corp.	30,671	219,298
Asbury Automotive Group, Inc.*	7,331	1,686,643
BARK, Inc.(x)*	27,337	32,804
Big 5 Sporting Goods Corp.(x)	4,968	34,826
Boot Barn Holdings, Inc.*	10,486	851,358
Buckle, Inc. (The)	10,899	363,918
Build-A-Bear Workshop, Inc.	3,273	96,259
Caleres, Inc.	12,747	366,604
Camping World Holdings, Inc., Class A	15,393	314,171
CarParts.com, Inc.*	12,787	52,682
Carvana Co., Class A(x)*	34,136	1,433,029
Cato Corp. (The), Class A(x)	3,797	29,085
Chico’s FAS, Inc.*	29,290	219,089
Children’s Place, Inc. (The)*	2,737	73,981
Designer Brands, Inc., Class A(x)	12,329	156,085
Destination XL Group, Inc.*	13,743	61,569
Duluth Holdings, Inc., Class B*	2,642	15,878
Envela Corp.*	1,894	8,978
EVgo, Inc., Class A(x)*	18,455	62,378
Foot Locker, Inc.	29,691	515,139
Genesco, Inc.*	4,695	144,700
Group 1 Automotive, Inc.	5,138	1,380,632
GrowGeneration Corp.(x)*	19,817	57,866
Guess?, Inc.(x)	11,089	239,966
Haverty Furniture Cos., Inc.	3,655	105,191
Hibbett, Inc.	3,123	148,374
J Jill, Inc.*	1,136	33,626
Lands’ End, Inc.*	6,902	51,558
Lazydays Holdings, Inc.(x)*	3,162	24,031
Leslie’s, Inc.*	64,331	364,113
MarineMax, Inc.*	7,682	252,123
Monro, Inc.	12,550	348,514
National Vision Holdings, Inc.*	29,680	480,222
ODP Corp. (The)*	12,968	598,473
OneWater Marine, Inc., Class A*	2,882	73,837
Overstock.com, Inc.*	15,932	252,044
PetMed Express, Inc.(x)	5,133	52,613
Rent the Runway, Inc., Class A(x)*	10,335	7,034
Revolve Group, Inc., Class A(x)*	14,647	199,346
Sally Beauty Holdings, Inc.*	38,580	323,300
Shoe Carnival, Inc.	4,051	97,346
Signet Jewelers Ltd.	16,316	1,171,652
Sleep Number Corp.*	7,796	191,704
Sonic Automotive, Inc., Class A	5,650	269,844
Sportsman’s Warehouse Holdings, Inc.*	8,730	39,198
Stitch Fix, Inc., Class A*	29,951	103,331
ThredUp, Inc., Class A(x)*	18,124	72,677
Tile Shop Holdings, Inc.*	7,194	39,495
Tilly’s, Inc., Class A*	5,057	41,063
Torrid Holdings, Inc.(x)*	2,952	6,524
Upbound Group, Inc.	19,146	563,850
Urban Outfitters, Inc.*	23,629	772,432
Warby Parker, Inc., Class A*	30,451	400,735
Winmark Corp.	996	371,637
Zumiez, Inc.*	3,894	69,313

		19,697,109

Textiles, Apparel & Luxury Goods (0.4%)
Allbirds, Inc., Class A*	20,349	22,587
Figs, Inc., Class A*	46,194	272,545
Fossil Group, Inc.*	12,661	26,082
G-III Apparel Group Ltd.*	15,174	378,136
Hanesbrands, Inc.	125,737	497,918
Kontoor Brands, Inc.	19,726	866,169
Movado Group, Inc.	5,949	162,705
Oxford Industries, Inc.	5,967	573,608
Rocky Brands, Inc.	1,460	21,462
Steven Madden Ltd.	28,854	916,692
Vera Bradley, Inc.*	6,550	43,295
Wolverine World Wide, Inc.	19,688	158,685

		3,939,884

Total Consumer Discretionary		84,319,538

Consumer Staples (3.2%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	1,699	1,081,108
Duckhorn Portfolio, Inc. (The)(x)*	16,535	169,649
MGP Ingredients, Inc.	5,561	586,574
National Beverage Corp.*	9,805	461,031
Primo Water Corp.	57,024	786,931
Vita Coco Co., Inc. (The)*	10,107	263,186
Zevia PBC, Class A(x)*	6,226	13,822

		3,362,301

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	11,582	596,589
Chefs’ Warehouse, Inc. (The)*	12,473	264,178
HF Foods Group, Inc.*	9,664	38,366
Ingles Markets, Inc., Class A	5,043	379,889
Natural Grocers by Vitamin Cottage, Inc.	2,303	29,732
PriceSmart, Inc.	9,708	722,566
SpartanNash Co.	12,743	280,346
Sprouts Farmers Market, Inc.*	37,869	1,620,793
United Natural Foods, Inc.*	21,126	298,722
Village Super Market, Inc., Class A	2,105	47,657
Weis Markets, Inc.	6,009	378,567

		4,657,405

Food Products (1.1%)
Alico, Inc.	1,779	44,404
B&G Foods, Inc.(x)	25,358	250,791
Benson Hill, Inc.(x)*	46,216	15,321
Beyond Meat, Inc.(x)*	21,712	208,869
BRC, Inc., Class A(x)*	9,310	33,423
Calavo Growers, Inc.	4,937	124,560
Cal-Maine Foods, Inc.	13,755	666,017
Dole plc	25,907	300,003
Forafric Global plc*	1,304	14,722
Fresh Del Monte Produce, Inc.	10,406	268,891
Hain Celestial Group, Inc. (The)*	31,139	322,911
Hostess Brands, Inc., Class A*	47,016	1,566,103
J & J Snack Foods Corp.	5,369	878,637
John B Sanfilippo & Son, Inc.	3,095	305,786
Lancaster Colony Corp.	6,953	1,147,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Limoneira Co.	4,371	$66,964
Mission Produce, Inc.*	12,834	124,233
Seneca Foods Corp., Class A*	1,261	67,880
Simply Good Foods Co. (The)*	32,232	1,112,649
Sovos Brands, Inc.*	18,037	406,734
SunOpta, Inc.*	33,272	112,127
TreeHouse Foods, Inc.*	19,213	837,302
Utz Brands, Inc.	24,167	324,563
Vital Farms, Inc.*	7,626	88,309
Westrock Coffee Co.(x)*	7,092	62,835

		9,351,488

Household Products (0.3%)
Central Garden & Pet Co.*	2,506	110,615
Central Garden & Pet Co., Class A*	15,668	628,130
Energizer Holdings, Inc.	26,147	837,750
Oil-Dri Corp. of America	1,226	75,706
WD-40 Co.	4,868	989,372

		2,641,573

Personal Care Products (0.8%)
Beauty Health Co. (The)(x)*	30,724	184,958
BellRing Brands, Inc.*	47,949	1,976,937
e.l.f. Beauty, Inc.*	18,691	2,052,833
Edgewell Personal Care Co.	18,946	700,244
Herbalife Ltd.*	35,800	500,842
Inter Parfums, Inc.	6,522	876,166
Medifast, Inc.	3,928	294,011
Nature’s Sunshine Products, Inc.*	2,912	48,252
Nu Skin Enterprises, Inc., Class A	18,435	391,006
Thorne HealthTech, Inc.(x)*	1,888	19,239
USANA Health Sciences, Inc.*	4,053	237,546
Waldencast plc, Class A(x)*	5,004	47,138

		7,329,172

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	762	6,972
Turning Point Brands, Inc.	4,277	98,756
Universal Corp.	9,615	453,924
Vector Group Ltd.	57,768	614,652

		1,174,304

Total Consumer Staples		28,516,243

Energy (7.6%)
Energy Equipment & Services (2.7%)
Archrock, Inc.	49,848	628,085
Atlas Energy Solutions, Inc., Class A(x)	6,875	152,831
Borr Drilling Ltd.(x)*	76,504	543,178
Bristow Group, Inc., Class A*	8,783	247,417
Cactus, Inc., Class A	22,429	1,126,160
ChampionX Corp.	70,639	2,516,161
Core Laboratories, Inc.	16,682	400,535
Diamond Offshore Drilling, Inc.*	36,613	537,479
DMC Global, Inc.*	7,379	180,564
Dril-Quip, Inc.*	13,083	368,548
Expro Group Holdings NV*	30,579	710,350
Forum Energy Technologies, Inc.*	2,449	58,825
Helix Energy Solutions Group, Inc.*	51,834	578,986
Helmerich & Payne, Inc.	34,907	1,471,679
KLX Energy Services Holdings, Inc.(x)*	3,163	37,482
Kodiak Gas Services, Inc.*	3,740	66,871
Liberty Energy, Inc., Class A	57,124	1,057,936
Mammoth Energy Services, Inc.*	5,817	26,991
Nabors Industries Ltd.*	3,354	413,012
Newpark Resources, Inc.*	30,967	213,982
Noble Corp. plc	39,041	1,977,427
Oceaneering International, Inc.*	36,409	936,440
Oil States International, Inc.*	15,751	131,836
Patterson-UTI Energy, Inc.	129,638	1,794,190
ProFrac Holding Corp., Class A(x)*	12,127	131,942
ProPetro Holding Corp.*	34,028	361,718
Ranger Energy Services, Inc., Class A	3,879	55,004
RPC, Inc.	27,329	244,321
SEACOR Marine Holdings, Inc.*	6,014	83,474
Seadrill Ltd.*	18,054	808,639
Select Water Solutions, Inc., Class A	26,602	211,486
Solaris Oilfield Infrastructure, Inc., Class A	7,883	84,033
TETRA Technologies, Inc.*	44,517	284,018
Tidewater, Inc.*	16,535	1,175,142
US Silica Holdings, Inc.*	28,057	393,920
Valaris Ltd.*	22,046	1,653,009
Weatherford International plc*	25,636	2,315,700

		23,979,371

Oil, Gas & Consumable Fuels (4.9%)
Amplify Energy Corp.*	8,585	63,100
Ardmore Shipping Corp.	10,258	133,457
Berry Corp.	18,567	152,249
California Resources Corp.	25,986	1,455,476
Callon Petroleum Co.*	21,882	856,024
Centrus Energy Corp., Class A*	2,784	158,020
Chord Energy Corp.	14,976	2,427,160
Civitas Resources, Inc.	24,515	1,982,528
Clean Energy Fuels Corp.*	58,824	225,296
CNX Resources Corp.*	57,765	1,304,334
Comstock Resources, Inc.(x)	33,310	367,409
CONSOL Energy, Inc.	12,137	1,273,293
Crescent Energy Co., Class A(x)	9,551	120,725
CVR Energy, Inc.	10,759	366,129
Delek US Holdings, Inc.	23,303	662,038
Denbury, Inc.*	18,718	1,834,551
DHT Holdings, Inc.	48,987	504,566
Dorian LPG Ltd.	11,417	328,010
Earthstone Energy, Inc., Class A*	19,703	398,789
Empire Petroleum Corp.(x)*	2,543	24,489
Encore Energy Corp.*	35,356	115,261
Energy Fuels, Inc.*	56,766	466,616
Enviva, Inc.(x)	14,738	110,093
Equitrans Midstream Corp.	158,877	1,488,677
Evolution Petroleum Corp.	7,875	53,865
Excelerate Energy, Inc., Class A	4,322	73,647
FLEX LNG Ltd.(x)	10,680	322,109
Gevo, Inc.(x)*	83,085	98,871
Golar LNG Ltd.	36,611	888,183
Granite Ridge Resources, Inc.	8,597	52,442
Green Plains, Inc.*	17,330	521,633
Gulfport Energy Corp.*	3,909	463,842
Hallador Energy Co.*	5,704	82,252
HighPeak Energy, Inc.(x)	5,757	97,178
International Seaways, Inc.	15,337	690,165
Kinetik Holdings, Inc., Class A(x)	6,416	216,540
Kosmos Energy Ltd.*	164,297	1,343,949
Magnolia Oil & Gas Corp., Class A	63,861	1,463,055
Matador Resources Co.	40,108	2,385,624
Murphy Oil Corp.	52,756	2,392,485
NACCO Industries, Inc., Class A	1,023	35,877
NextDecade Corp.(x)*	17,172	87,921
Nordic American Tankers Ltd.	69,273	285,405
Northern Oil and Gas, Inc.	28,373	1,141,446
Overseas Shipholding Group, Inc., Class A*	14,412	63,269
Par Pacific Holdings, Inc.*	19,233	691,234
PBF Energy, Inc., Class A	41,201	2,205,489
Peabody Energy Corp.	43,744	1,136,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Permian Resources Corp., Class A	96,103	$1,341,598
PrimeEnergy Resources Corp.(x)*	185	21,458
REX American Resources Corp.*	5,574	226,973
Riley Exploration Permian, Inc.	2,909	92,477
Ring Energy, Inc.(x)*	29,946	58,395
SandRidge Energy, Inc.	10,368	162,363
Scorpio Tankers, Inc.	17,822	964,527
SFL Corp. Ltd.	40,092	447,026
SilverBow Resources, Inc.(x)*	6,515	233,041
Sitio Royalties Corp., Class A	28,056	679,236
SM Energy Co.	43,430	1,721,999
Talos Energy, Inc.*	39,385	647,489
Teekay Corp.*	16,322	100,707
Teekay Tankers Ltd., Class A	8,180	340,533
Tellurian, Inc.(x)*	193,534	224,499
Uranium Energy Corp.(x)*	130,200	670,530
VAALCO Energy, Inc.	26,787	117,595
Verde Clean Fuels, Inc.*	1,072	4,041
Vertex Energy, Inc.*	16,861	75,031
Vital Energy, Inc.*	5,918	327,976
Vitesse Energy, Inc.	9,811	224,574
W&T Offshore, Inc.*	40,066	175,489
World Kinect Corp.	24,305	545,161

		43,014,396

Total Energy		66,993,767

Financials (14.6%)
Banks (7.6%)
1st Source Corp.	5,539	233,136
ACNB Corp.	2,078	65,686
Amalgamated Financial Corp.	7,435	128,031
Amerant Bancorp, Inc., Class A	9,357	163,186
American National Bankshares, Inc.	2,987	113,327
Ameris Bancorp	24,630	945,546
Ames National Corp.(x)	2,150	35,668
Arrow Financial Corp.	4,843	82,428
Associated Banc-Corp.	56,274	962,848
Atlantic Union Bankshares Corp.	27,260	784,543
Axos Financial, Inc.*	20,625	780,862
Banc of California, Inc.	19,787	244,963
BancFirst Corp.	7,496	650,128
Bancorp, Inc. (The)*	20,067	692,311
Bank First Corp.(x)	3,051	235,385
Bank of Hawaii Corp.	13,219	656,852
Bank of Marin Bancorp(x)	3,984	72,828
Bank of NT Butterfield & Son Ltd. (The)	18,373	497,541
Bank7 Corp.	932	20,979
BankUnited, Inc.	27,718	629,199
Bankwell Financial Group, Inc.	1,470	35,677
Banner Corp.	13,184	558,738
Bar Harbor Bankshares	3,724	87,998
BayCom Corp.	3,059	58,763
BCB Bancorp, Inc.	3,765	41,942
Berkshire Hills Bancorp, Inc.	16,880	338,444
Blue Foundry Bancorp*	6,057	50,697
Blue Ridge Bankshares, Inc.	4,151	18,763
Bridgewater Bancshares, Inc.*	7,265	68,872
Brookline Bancorp, Inc.	31,385	285,917
Burke & Herbert Financial Services Corp.(x)	1,797	83,498
Business First Bancshares, Inc.	7,394	138,711
Byline Bancorp, Inc.	9,076	178,888
C&F Financial Corp.(x)	820	43,952
Cadence Bank	66,900	1,419,618
Cambridge Bancorp	2,499	155,663
Camden National Corp.	5,177	146,095
Capital Bancorp, Inc.	2,982	57,046
Capital City Bank Group, Inc.	4,714	140,619
Capitol Federal Financial, Inc.	51,081	243,656
Capstar Financial Holdings, Inc.	5,424	76,967
Carter Bankshares, Inc.*	6,012	75,330
Cathay General Bancorp	25,932	901,396
Central Pacific Financial Corp.	6,669	111,239
Central Valley Community Bancorp	2,495	35,204
Chemung Financial Corp.(x)	875	34,659
ChoiceOne Financial Services, Inc.(x)	1,744	34,252
Citizens & Northern Corp.	4,736	83,117
Citizens Financial Services, Inc.	923	44,230
City Holding Co.	6,100	551,135
Civista Bancshares, Inc.	4,246	65,813
CNB Financial Corp.	5,271	95,458
Coastal Financial Corp.*	4,079	175,030
Codorus Valley Bancorp, Inc.(x)	2,395	44,643
Colony Bankcorp, Inc.	4,123	41,209
Columbia Financial, Inc.*	10,076	158,294
Community Bank System, Inc.	19,350	816,763
Community Trust Bancorp, Inc.	4,883	167,292
ConnectOne Bancorp, Inc.	12,278	218,917
CrossFirst Bankshares, Inc.*	15,187	153,237
Customers Bancorp, Inc.*	10,948	377,159
CVB Financial Corp.	47,749	791,201
Dime Community Bancshares, Inc.	11,536	230,259
Eagle Bancorp, Inc.	11,339	243,222
Eastern Bankshares, Inc.	58,057	728,035
Enterprise Bancorp, Inc.	2,806	76,828
Enterprise Financial Services Corp.	12,649	474,337
Equity Bancshares, Inc., Class A	4,232	101,864
Esquire Financial Holdings, Inc.	1,715	78,358
ESSA Bancorp, Inc.	2,169	32,557
Evans Bancorp, Inc.	1,308	35,054
Farmers & Merchants Bancorp, Inc.(x)	3,079	53,975
Farmers National Banc Corp.(x)	10,996	127,114
FB Financial Corp.	12,605	357,478
Fidelity D&D Bancorp, Inc.	1,164	52,846
Financial Institutions, Inc.	4,409	74,203
First Bancorp (Nasdaq Stock Exchange)	13,835	389,317
First Bancorp (New York Stock Exchange)	67,227	904,875
First Bancorp, Inc. (The)	3,237	76,069
First Bancshares, Inc. (The)	10,989	296,373
First Bank	6,479	69,844
First Busey Corp.	19,916	382,785
First Business Financial Services, Inc.	1,962	58,880
First Commonwealth Financial Corp.	39,836	486,398
First Community Bankshares, Inc.(x)	5,743	169,131
First Community Corp.	1,840	31,777
First Financial Bancorp	34,312	672,515
First Financial Bankshares, Inc.	46,974	1,179,987
First Financial Corp.	3,959	133,854
First Foundation, Inc.	17,162	104,345
First Interstate BancSystem, Inc., Class A	30,613	763,488
First Merchants Corp.	21,279	591,982
First Mid Bancshares, Inc.	6,671	177,182
First of Long Island Corp. (The)	5,528	63,627
First Western Financial, Inc.*	2,001	36,318
Five Star Bancorp	3,190	63,991
Flushing Financial Corp.	9,336	122,582
FS Bancorp, Inc.	1,655	48,822
Fulton Financial Corp.	58,449	707,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FVCBankcorp, Inc.*	4,003	$51,278
German American Bancorp, Inc.(x)	9,187	248,876
Glacier Bancorp, Inc.	40,414	1,151,799
Great Southern Bancorp, Inc.	2,909	139,399
Greene County Bancorp, Inc.(x)	1,936	46,561
Guaranty Bancshares, Inc.	2,537	72,787
Hancock Whitney Corp.	32,031	1,184,827
Hanmi Financial Corp.	9,622	156,165
HarborOne Bancorp, Inc.	14,080	134,042
HBT Financial, Inc.	5,592	101,998
Heartland Financial USA, Inc.	15,048	442,863
Heritage Commerce Corp.	17,810	150,851
Heritage Financial Corp.	12,899	210,383
Hilltop Holdings, Inc.	18,599	527,468
Hingham Institution For Savings (The)(x)	471	87,959
Home Bancorp, Inc.	2,004	63,867
Home BancShares, Inc.	68,627	1,437,049
HomeStreet, Inc.	5,187	40,407
HomeTrust Bancshares, Inc.	3,952	85,640
Hope Bancorp, Inc.	41,713	369,160
Horizon Bancorp, Inc.	14,904	159,175
Independent Bank Corp.	4,969	91,131
Independent Bank Corp./MA	16,180	794,276
Independent Bank Group, Inc.	13,261	524,473
International Bancshares Corp.	19,452	843,050
John Marshall Bancorp, Inc.	3,112	55,549
Kearny Financial Corp.	19,721	136,667
Lakeland Bancorp, Inc.	22,383	282,473
Lakeland Financial Corp.	9,303	441,520
LCNB Corp.	2,640	37,673
Live Oak Bancshares, Inc.	12,490	361,585
Luther Burbank Corp.	5,861	49,232
Macatawa Bank Corp.	8,786	78,723
MainStreet Bancshares, Inc.	1,739	35,719
Mercantile Bank Corp.	4,431	136,962
Metrocity Bankshares, Inc.	4,839	95,231
Metropolitan Bank Holding Corp.(x)*	2,663	96,614
Mid Penn Bancorp, Inc.	4,145	83,439
Middlefield Banc Corp.	1,962	49,854
Midland States Bancorp, Inc.	5,614	115,312
MidWestOne Financial Group, Inc.	3,800	77,254
MVB Financial Corp.	2,877	64,963
National Bank Holdings Corp., Class A	10,725	319,176
National Bankshares, Inc.	1,442	36,108
NBT Bancorp, Inc.	15,301	484,889
Nicolet Bankshares, Inc.	4,261	297,333
Northeast Bank	1,608	70,913
Northeast Community Bancorp, Inc.(x)	3,342	49,328
Northfield Bancorp, Inc.	13,437	126,980
Northrim Bancorp, Inc.	1,339	53,051
Northwest Bancshares, Inc.	48,411	495,245
Norwood Financial Corp.	1,843	47,476
Oak Valley Bancorp(x)	1,681	42,159
OceanFirst Financial Corp.	22,823	330,249
OFG Bancorp	18,443	550,708
Old National Bancorp	105,820	1,538,623
Old Second Bancorp, Inc.	13,465	183,259
Orange County Bancorp, Inc.(x)	1,275	55,042
Origin Bancorp, Inc.	9,891	285,553
Orrstown Financial Services, Inc.	3,081	64,732
Pacific Premier Bancorp, Inc.	33,863	736,859
PacWest Bancorp	42,126	333,217
Park National Corp.	5,594	528,745
Parke Bancorp, Inc.	2,611	42,533
Pathward Financial, Inc.	10,227	471,362
PCB Bancorp	2,724	42,086
Peapack-Gladstone Financial Corp.	6,251	160,338
Penns Woods Bancorp, Inc.	1,711	36,068
Peoples Bancorp, Inc.	11,400	289,332
Peoples Financial Services Corp.	2,179	87,378
Pioneer Bancorp, Inc.*	3,066	26,184
Plumas Bancorp	1,365	46,601
Ponce Financial Group, Inc.(x)*	5,108	39,945
Preferred Bank	4,533	282,179
Premier Financial Corp.	13,775	235,001
Primis Financial Corp.	5,660	46,129
Princeton Bancorp, Inc.	1,269	36,788
Provident Financial Services, Inc.	26,658	407,601
QCR Holdings, Inc.	5,813	282,047
RBB Bancorp	4,688	59,913
Red River Bancshares, Inc.	1,641	75,420
Renasant Corp.	21,872	572,828
Republic Bancorp, Inc., Class A	3,262	143,691
S&T Bancorp, Inc.	15,696	425,048
Sandy Spring Bancorp, Inc.	16,035	343,630
Seacoast Banking Corp. of Florida	29,169	640,551
ServisFirst Bancshares, Inc.	18,378	958,780
Shore Bancshares, Inc.(x)	7,440	78,269
Sierra Bancorp	3,744	70,986
Simmons First National Corp., Class A	45,209	766,745
SmartFinancial, Inc.	4,498	96,122
South Plains Financial, Inc.	3,603	95,263
Southern First Bancshares, Inc.*	1,801	48,519
Southern Missouri Bancorp, Inc.	2,096	81,094
Southern States Bancshares, Inc.	1,873	42,311
Southside Bancshares, Inc.(x)	12,836	368,393
SouthState Corp.	27,665	1,863,514
Stellar Bancorp, Inc.	16,917	360,670
Sterling Bancorp, Inc.*	4,928	28,780
Stock Yards Bancorp, Inc.	9,522	374,119
Summit Financial Group, Inc.	3,403	76,704
Texas Capital Bancshares, Inc.*	17,737	1,044,709
Third Coast Bancshares, Inc.*	3,304	56,498
Timberland Bancorp, Inc.	1,885	51,083
Tompkins Financial Corp.	5,509	269,886
Towne Bank	25,050	574,396
TriCo Bancshares	11,904	381,285
Triumph Financial, Inc.*	7,923	513,331
TrustCo Bank Corp.	6,187	168,843
Trustmark Corp.	22,241	483,297
UMB Financial Corp.	16,109	999,563
United Bankshares, Inc.	48,324	1,333,259
United Community Banks, Inc.	40,822	1,037,287
Unity Bancorp, Inc.	1,829	42,853
Univest Financial Corp.	9,844	171,089
USCB Financial Holdings, Inc.(x)*	2,414	25,371
Valley National Bancorp	155,879	1,334,324
Veritex Holdings, Inc.	20,944	375,945
Virginia National Bankshares Corp.	1,180	35,813
Washington Federal, Inc.	24,245	621,157
Washington Trust Bancorp, Inc.	4,225	111,244
WesBanco, Inc.	21,354	521,465
West Bancorp, Inc.	4,648	75,809
Westamerica Bancorp	10,571	457,196
WSFS Financial Corp.	22,372	816,578

		66,948,740

Capital Markets (1.3%)
AlTi Global, Inc.*	5,251	36,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Artisan Partners Asset Management, Inc., Class A	21,897	$819,386
AssetMark Financial Holdings, Inc.*	6,673	167,359
Avantax, Inc.*	15,046	384,877
B Riley Financial, Inc.(x)	7,369	302,055
Bakkt Holdings, Inc.(x)*	17,052	19,951
BGC Group, Inc., Class A	111,684	589,691
Brightsphere Investment Group, Inc.	11,435	221,725
Cohen & Steers, Inc.	10,274	644,077
Diamond Hill Investment Group, Inc.	898	151,376
Donnelley Financial Solutions, Inc.*	9,622	541,526
Forge Global Holdings, Inc.(x)*	27,435	55,693
GCM Grosvenor, Inc., Class A(x)	10,640	82,566
Hamilton Lane, Inc., Class A	13,749	1,243,460
MarketWise, Inc.	8,613	13,781
Moelis & Co., Class A	24,511	1,106,181
Open Lending Corp.*	38,058	278,585
P10, Inc., Class A(x)	12,725	148,246
Patria Investments Ltd., Class A(x)	19,692	287,109
Perella Weinberg Partners, Class A	15,345	156,212
Piper Sandler Cos.	6,169	896,417
PJT Partners, Inc., Class A	8,677	689,301
Sculptor Capital Management, Inc., Class A	9,018	104,609
Silvercrest Asset Management Group, Inc., Class A	2,383	37,818
StepStone Group, Inc., Class A	19,410	612,968
StoneX Group, Inc.*	6,675	646,941
Value Line, Inc.	1,173	51,284
Victory Capital Holdings, Inc., Class A	9,746	324,932
Virtus Investment Partners, Inc.	2,747	554,866
WisdomTree, Inc.	49,392	345,744

		11,515,283

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	1,441	43,677
Bread Financial Holdings, Inc.	14,928	510,537
Consumer Portfolio Services, Inc.*	2,314	20,988
Encore Capital Group, Inc.*	9,109	435,046
Enova International, Inc.*	12,249	623,107
FirstCash Holdings, Inc.	14,104	1,415,759
Green Dot Corp., Class A*	15,512	216,082
LendingClub Corp.*	39,043	238,162
LendingTree, Inc.*	2,446	37,913
Navient Corp.	35,262	607,212
Nelnet, Inc., Class A	5,862	523,594
NerdWallet, Inc., Class A*	17,170	152,641
OppFi, Inc.*	882	2,223
PRA Group, Inc.*	14,056	270,016
PROG Holdings, Inc.*	16,433	545,740
Regional Management Corp.	1,913	52,952
Upstart Holdings, Inc.(x)*	25,747	734,819
World Acceptance Corp.(x)*	1,433	182,077

		6,612,545

Financial Services (2.1%)
Acacia Research Corp.*	9,490	34,638
Alerus Financial Corp.	5,046	91,736
A-Mark Precious Metals, Inc.	5,848	171,522
AvidXchange Holdings, Inc.*	53,362	505,872
Banco Latinoamericano de Comercio Exterior SA, Class E	8,278	175,494
Cannae Holdings, Inc.*	27,425	511,202
Cantaloupe, Inc.*	17,531	109,569
Cass Information Systems, Inc.	4,241	157,977
Compass Diversified Holdings	22,477	421,893
Enact Holdings, Inc.	10,737	292,369
Essent Group Ltd.	38,078	1,800,709
Evertec, Inc.	22,639	841,718
Federal Agricultural Mortgage Corp., Class C	3,335	514,590
Finance of America Cos., Inc., Class A(x)*	13,340	17,075
Flywire Corp.*	34,319	1,094,433
I3 Verticals, Inc., Class A*	7,502	158,592
International Money Express, Inc.*	11,160	188,939
Jackson Financial, Inc., Class A	28,732	1,098,137
Marqeta, Inc., Class A*	170,710	1,020,846
Merchants Bancorp	6,000	166,320
Mr Cooper Group, Inc.*	23,369	1,251,644
NewtekOne, Inc.(x)	5,820	85,845
NMI Holdings, Inc., Class A*	29,499	799,128
Ocwen Financial Corp.(x)*	1,605	41,537
Pagseguro Digital Ltd., Class A*	70,935	610,750
Payoneer Global, Inc.*	90,193	551,981
Paysafe Ltd.*	13,759	164,970
Paysign, Inc.(x)*	8,152	15,896
PennyMac Financial Services, Inc.‡	9,348	622,577
Priority Technology Holdings, Inc.*	4,586	14,859
Radian Group, Inc.	56,336	1,414,597
Remitly Global, Inc.*	46,359	1,169,174
Repay Holdings Corp., Class A*	29,287	222,288
Security National Financial Corp., Class A*	3,118	24,445
StoneCo Ltd., Class A*	103,680	1,106,266
SWK Holdings Corp.(x)*	967	15,230
Velocity Financial, Inc.*	2,290	25,877
Walker & Dunlop, Inc.	11,307	839,432
Waterstone Financial, Inc.	5,205	56,995

		18,407,122

Insurance (1.7%)
Ambac Financial Group, Inc.*	16,204	195,420
American Coastal Insurance Corp.(x)*	4,897	36,042
American Equity Investment Life Holding Co.	27,416	1,470,594
AMERISAFE, Inc.	7,087	354,846
Argo Group International Holdings Ltd.	10,299	307,322
BRP Group, Inc., Class A*	21,273	494,172
CNO Financial Group, Inc.	41,920	994,762
Crawford & Co., Class A	6,672	62,317
Donegal Group, Inc., Class A	6,868	97,903
eHealth, Inc.*	5,948	44,015
Employers Holdings, Inc.	10,548	421,393
Enstar Group Ltd.*	4,390	1,062,380
F&G Annuities & Life, Inc.(x)	7,438	208,710
Fidelis Insurance Holdings Ltd.*	3,691	54,184
Genworth Financial, Inc., Class A*	174,331	1,021,580
GoHealth, Inc., Class A*	979	14,186
Goosehead Insurance, Inc., Class A*	7,446	554,950
Greenlight Capital Re Ltd., Class A*	6,043	64,902
HCI Group, Inc.(x)	1,714	93,053
Hippo Holdings, Inc.(x)*	2,329	18,562
Horace Mann Educators Corp.	16,793	493,378
Investors Title Co.	305	45,167
James River Group Holdings Ltd.	13,951	214,148
Kingsway Financial Services, Inc.*	2,658	20,068
Lemonade, Inc.(x)*	17,964	208,742
Maiden Holdings Ltd.(x)*	22,666	39,892
MBIA, Inc.(x)*	15,492	111,697
Mercury General Corp.	9,664	270,882
National Western Life Group, Inc., Class A	767	335,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NI Holdings, Inc.*	3,586	$46,152
Oscar Health, Inc., Class A*	52,262	291,099
Palomar Holdings, Inc.*	8,871	450,203
ProAssurance Corp.	20,612	389,361
Safety Insurance Group, Inc.	5,868	400,139
Selective Insurance Group, Inc.	21,593	2,227,750
Selectquote, Inc.*	52,399	61,307
SiriusPoint Ltd.*	29,502	300,035
Skyward Specialty Insurance Group, Inc.(x)*	8,598	235,241
Stewart Information Services Corp.	10,155	444,789
Tiptree, Inc., Class A	7,875	131,985
Trupanion, Inc.(x)*	14,333	404,191
United Fire Group, Inc.	7,580	149,705
Universal Insurance Holdings, Inc.	8,336	116,871

		14,959,650

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)(x)	4,164	48,885
Angel Oak Mortgage REIT, Inc. (REIT)	2,672	22,792
Apollo Commercial Real Estate Finance, Inc. (REIT)	55,982	567,098
Arbor Realty Trust, Inc. (REIT)(x)	62,175	943,816
Ares Commercial Real Estate Corp. (REIT)(x)	21,442	204,128
ARMOUR Residential REIT, Inc. (REIT)(x)	74,097	314,912
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	60,954	1,325,749
BrightSpire Capital, Inc. (REIT), Class A	46,664	292,117
Chicago Atlantic Real Estate Finance, Inc. (REIT)	4,088	60,175
Chimera Investment Corp. (REIT)	88,617	483,849
Claros Mortgage Trust, Inc. (REIT)	32,925	364,809
Dynex Capital, Inc. (REIT)	19,786	236,245
Ellington Financial, Inc. (REIT)(x)	21,306	265,686
Franklin BSP Realty Trust, Inc. (REIT)	30,158	399,292
Granite Point Mortgage Trust, Inc. (REIT)	12,375	60,390
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	36,819	780,563
Invesco Mortgage Capital, Inc. (REIT)(x)	14,160	141,742
KKR Real Estate Finance Trust, Inc. (REIT)	17,880	212,236
Ladder Capital Corp. (REIT), Class A	42,099	431,936
MFA Financial, Inc. (REIT)	38,027	365,439
New York Mortgage Trust, Inc. (REIT)	33,859	287,463
Nexpoint Real Estate Finance, Inc. (REIT)	2,015	32,965
Orchid Island Capital, Inc. (REIT)(x)	14,450	122,969
PennyMac Mortgage Investment Trust (REIT)‡	31,443	389,893
Ready Capital Corp. (REIT)(x)	57,220	578,494
Redwood Trust, Inc. (REIT)	40,691	290,127
TPG RE Finance Trust, Inc. (REIT)	23,257	156,520
Two Harbors Investment Corp. (REIT)	33,948	449,472

		9,829,762

Total Financials		128,273,102

Health Care (13.4%)
Biotechnology (5.9%)
2seventy bio, Inc.(x)*	20,370	79,850
4D Molecular Therapeutics, Inc.*	13,736	174,859
89bio, Inc.*	22,373	345,439
Aadi Bioscience, Inc.*	3,854	18,653
ACADIA Pharmaceuticals, Inc.*	44,856	934,799
ACELYRIN, Inc.(x)*	8,064	82,011
Acrivon Therapeutics, Inc.(x)*	1,738	16,615
Actinium Pharmaceuticals, Inc.(x)*	6,494	38,444
Adicet Bio, Inc.*	12,353	16,924
ADMA Biologics, Inc.*	73,261	262,274
Aerovate Therapeutics, Inc.(x)*	2,406	32,649
Agenus, Inc.*	104,036	117,561
Agios Pharmaceuticals, Inc.*	21,394	529,501
Akero Therapeutics, Inc.*	17,538	887,072
Aldeyra Therapeutics, Inc.*	21,978	146,813
Alector, Inc.*	21,733	140,830
Alkermes plc*	60,669	1,699,339
Allakos, Inc.*	16,597	37,675
Allogene Therapeutics, Inc.(x)*	26,292	83,346
Allovir, Inc.(x)*	16,704	35,914
Alpine Immune Sciences, Inc.(x)*	9,695	111,008
Altimmune, Inc.*	12,341	32,087
ALX Oncology Holdings, Inc.*	7,171	34,421
Amicus Therapeutics, Inc.*	99,827	1,213,896
AnaptysBio, Inc.*	6,807	122,254
Anavex Life Sciences Corp.(x)*	19,520	127,856
Anika Therapeutics, Inc.*	4,987	92,908
Annexon, Inc.*	11,395	26,892
Apogee Therapeutics, Inc.(x)*	4,744	101,047
Arbutus Biopharma Corp.*	31,163	63,261
Arcellx, Inc.*	12,574	451,155
Arcturus Therapeutics Holdings, Inc.*	8,290	211,809
Arcus Biosciences, Inc.*	19,311	346,632
Arcutis Biotherapeutics, Inc.*	16,837	89,404
Ardelyx, Inc.*	77,098	314,560
Arrowhead Pharmaceuticals, Inc.*	37,518	1,008,109
ARS Pharmaceuticals, Inc.(x)*	14,314	54,107
Astria Therapeutics, Inc.(x)*	6,378	47,580
Atara Biotherapeutics, Inc.*	34,157	50,552
Aura Biosciences, Inc.*	7,978	71,563
Aurinia Pharmaceuticals, Inc.(x)*	48,840	379,487
Avid Bioservices, Inc.*	23,087	217,941
Avidity Biosciences, Inc.*	21,901	139,728
Avita Medical, Inc.*	6,276	91,692
Beam Therapeutics, Inc.(x)*	24,124	580,182
BioAtla, Inc.*	11,043	18,773
BioCryst Pharmaceuticals, Inc.*	72,087	510,376
Biohaven Ltd.*	21,428	557,342
Biomea Fusion, Inc.(x)*	7,230	99,485
BioVie, Inc., Class A(x)*	3,157	10,765
Bioxcel Therapeutics, Inc.(x)*	10,919	27,625
Bluebird Bio, Inc.(x)*	26,190	79,618
Blueprint Medicines Corp.*	22,283	1,119,052
Bridgebio Pharma, Inc.*	41,244	1,087,604
Cabaletta Bio, Inc.*	12,078	183,827
CareDx, Inc.*	20,178	141,246
Caribou Biosciences, Inc.*	22,821	109,084
Carisma Therapeutics, Inc.(x)	6,657	28,159
Catalyst Pharmaceuticals, Inc.*	34,698	405,620
Celcuity, Inc.(x)*	4,302	39,320
Celldex Therapeutics, Inc.*	16,370	450,502
Century Therapeutics, Inc.*	7,640	15,280
Cerevel Therapeutics Holdings, Inc.(x)*	21,355	466,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Cogent Biosciences, Inc.*	27,331	$266,477
Coherus Biosciences, Inc.*	32,881	122,975
Compass Therapeutics, Inc.*	22,784	44,884
Crinetics Pharmaceuticals, Inc.*	22,863	679,946
Cue Biopharma, Inc.*	8,629	19,847
Cullinan Oncology, Inc.*	13,783	124,736
Cytokinetics, Inc.*	33,253	979,633
Day One Biopharmaceuticals, Inc.*	21,152	259,535
Deciphera Pharmaceuticals, Inc.*	18,284	232,572
Denali Therapeutics, Inc.*	42,183	870,235
Design Therapeutics, Inc.*	13,048	30,793
Disc Medicine, Inc.(x)*	1,931	90,718
Dynavax Technologies Corp.*	46,420	685,623
Dyne Therapeutics, Inc.*	17,412	156,012
Eagle Pharmaceuticals, Inc.*	3,922	61,850
Editas Medicine, Inc.(x)*	27,381	213,572
Emergent BioSolutions, Inc.*	19,095	64,923
Enanta Pharmaceuticals, Inc.*	7,640	85,339
Entrada Therapeutics, Inc.(x)*	6,252	98,782
EQRx, Inc.*	117,005	259,751
Erasca, Inc.(x)*	36,507	71,919
Fate Therapeutics, Inc.*	32,218	68,302
Fennec Pharmaceuticals, Inc.*	4,531	34,028
FibroGen, Inc.(x)*	32,799	28,302
Foghorn Therapeutics, Inc.*	5,675	28,375
Genelux Corp.(x)*	4,924	120,589
Generation Bio Co.*	17,068	64,688
Geron Corp.*	177,089	375,429
Graphite Bio, Inc.*	6,996	17,350
Gritstone bio, Inc.*	21,913	37,690
Halozyme Therapeutics, Inc.*	47,863	1,828,367
Heron Therapeutics, Inc.(x)*	25,949	26,727
HilleVax, Inc.(x)*	6,569	88,353
Humacyte, Inc.(x)*	14,987	43,912
Icosavax, Inc.(x)*	9,346	72,431
Ideaya Biosciences, Inc.*	18,387	496,081
IGM Biosciences, Inc.(x)*	6,879	57,440
Immuneering Corp., Class A(x)*	5,063	38,884
ImmunityBio, Inc.(x)*	67,835	114,641
ImmunoGen, Inc.*	85,432	1,355,806
Immunovant, Inc.*	18,927	726,608
Inhibrx, Inc.*	12,610	231,393
Inozyme Pharma, Inc.(x)*	8,451	35,494
Insmed, Inc.*	48,960	1,236,240
Intellia Therapeutics, Inc.*	31,291	989,421
Intercept Pharmaceuticals, Inc.*	14,069	260,839
Iovance Biotherapeutics, Inc.*	75,301	342,620
Ironwood Pharmaceuticals, Inc., Class A*	50,926	490,417
iTeos Therapeutics, Inc.*	10,565	115,687
Janux Therapeutics, Inc.(x)*	5,484	55,279
KalVista Pharmaceuticals, Inc.*	8,566	82,491
Karyopharm Therapeutics, Inc.(x)*	28,276	37,890
Keros Therapeutics, Inc.*	7,720	246,114
Kezar Life Sciences, Inc.*	26,418	31,437
Kiniksa Pharmaceuticals Ltd., Class A*	13,378	232,376
Kodiak Sciences, Inc.*	12,997	23,395
Krystal Biotech, Inc.*	7,790	903,640
Kura Oncology, Inc.*	24,813	226,295
Kymera Therapeutics, Inc.*	12,958	180,116
Larimar Therapeutics, Inc.*	6,403	25,292
Lexicon Pharmaceuticals, Inc.(x)*	57,870	63,078
Lineage Cell Therapeutics, Inc.*	32,219	38,018
Lyell Immunopharma, Inc.(x)*	60,705	89,236
MacroGenics, Inc.*	23,329	108,713
Madrigal Pharmaceuticals, Inc.*	4,833	705,811
MannKind Corp.*	94,652	390,913
MeiraGTx Holdings plc*	12,601	61,871
Merrimack Pharmaceuticals, Inc.*	2,614	32,231
Mersana Therapeutics, Inc.*	35,513	45,102
MiMedx Group, Inc.*	42,535	310,080
Mineralys Therapeutics, Inc.(x)*	5,404	51,392
Mirum Pharmaceuticals, Inc.*	8,721	275,584
Monte Rosa Therapeutics, Inc.(x)*	8,051	38,564
Morphic Holding, Inc.*	11,810	270,567
Myriad Genetics, Inc.*	30,071	482,339
Nkarta, Inc.(x)*	12,850	17,861
Novavax, Inc.(x)*	32,479	235,148
Nurix Therapeutics, Inc.*	15,495	121,791
Nuvalent, Inc., Class A*	8,505	390,975
Nuvectis Pharma, Inc.*	1,711	22,055
Ocean Biomedical, Inc.(x)*	2,167	8,451
Olema Pharmaceuticals, Inc.*	6,703	82,782
Omega Therapeutics, Inc.(x)*	6,085	13,083
Organogenesis Holdings, Inc., Class A*	33,898	107,796
ORIC Pharmaceuticals, Inc.*	9,745	58,957
Outlook Therapeutics, Inc.(x)*	56,176	12,415
Ovid therapeutics, Inc.*	14,887	57,166
PDL BioPharma, Inc.(r)*	24,135	—
PDS Biotechnology Corp.(x)*	6,981	35,254
PepGen, Inc.(x)*	2,509	12,746
PMV Pharmaceuticals, Inc.*	12,291	75,467
Point Biopharma Global, Inc.(x)*	29,663	197,852
Poseida Therapeutics, Inc., Class A*	16,968	40,384
Precigen, Inc.(x)*	47,733	67,781
Prelude Therapeutics, Inc.(x)*	2,475	7,648
Prime Medicine, Inc.(x)*	15,017	143,262
ProKidney Corp., Class A(x)*	17,828	81,652
Protagonist Therapeutics, Inc.*	18,335	305,828
Protalix BioTherapeutics, Inc.*	14,023	23,278
Prothena Corp. plc(x)*	15,446	745,270
PTC Therapeutics, Inc.*	25,536	572,262
Rallybio Corp.(x)*	7,633	25,723
RAPT Therapeutics, Inc.*	9,425	156,644
Recursion Pharmaceuticals, Inc., Class A(x)*	46,947	359,145
REGENXBIO, Inc.*	15,701	258,438
Relay Therapeutics, Inc.*	31,729	266,841
Reneo Pharmaceuticals, Inc.(x)*	2,417	18,405
Replimune Group, Inc.*	13,870	237,316
REVOLUTION Medicines, Inc.*	36,209	1,002,265
Rhythm Pharmaceuticals, Inc.*	18,343	420,513
Rigel Pharmaceuticals, Inc.*	42,725	46,143
Rocket Pharmaceuticals, Inc.*	20,216	414,226
Sage Therapeutics, Inc.*	18,962	390,238
Sagimet Biosciences, Inc., Class A(x)*	1,375	12,100
Sana Biotechnology, Inc.(x)*	33,576	129,939
Sangamo Therapeutics, Inc.*	54,691	32,804
Savara, Inc.(x)*	19,035	71,952
Scholar Rock Holding Corp.(x)*	9,732	69,097
Selecta Biosciences, Inc.(x)*	28,997	30,737
Seres Therapeutics, Inc.*	31,486	74,937
SpringWorks Therapeutics, Inc.(x)*	20,800	480,896
Stoke Therapeutics, Inc.(x)*	10,387	40,925
Summit Therapeutics, Inc.(x)*	53,111	99,318
Sutro Biopharma, Inc.*	15,017	52,109
Syndax Pharmaceuticals, Inc.*	22,829	331,477
Tango Therapeutics, Inc.(x)*	10,925	123,015
Tenaya Therapeutics, Inc.*	7,967	20,316
TG Therapeutics, Inc.*	48,924	409,005
Travere Therapeutics, Inc.*	25,088	224,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Turnstone Biologics Corp.*	1,457	$5,741
Twist Bioscience Corp.*	20,389	413,081
Tyra Biosciences, Inc.(x)*	4,262	58,688
UroGen Pharma Ltd.(x)*	4,885	68,439
Vanda Pharmaceuticals, Inc.*	20,617	89,065
Vaxcyte, Inc.*	32,819	1,673,113
Vaxxinity, Inc., Class A(x)*	10,641	14,578
Vera Therapeutics, Inc., Class A(x)*	13,562	185,935
Veracyte, Inc.*	26,916	601,034
Vericel Corp.*	18,655	625,316
Verve Therapeutics, Inc.(x)*	15,881	210,582
Vigil Neuroscience, Inc.(x)*	4,012	21,625
Viking Therapeutics, Inc.*	34,193	378,517
Vir Biotechnology, Inc.*	30,319	284,089
Viridian Therapeutics, Inc.*	14,088	216,110
Vor BioPharma, Inc.(x)*	9,406	19,941
Voyager Therapeutics, Inc.*	14,250	110,437
X4 Pharmaceuticals, Inc.*	30,739	33,506
Xencor, Inc.*	22,094	445,194
XOMA Corp.*	1,825	25,714
Y-mAbs Therapeutics, Inc.*	13,106	71,428
Zentalis Pharmaceuticals, Inc.*	20,602	413,276
Zura Bio Ltd., Class A(x)*	8,773	57,902
Zymeworks, Inc.(x)*	19,066	120,878

		52,144,781

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	23,288	63,343
Alphatec Holdings, Inc.*	26,059	337,985
AngioDynamics, Inc.*	13,936	101,872
Artivion, Inc.*	15,340	232,554
AtriCure, Inc.*	16,634	728,569
Atrion Corp.	545	225,178
Avanos Medical, Inc.*	19,466	393,603
Axogen, Inc.*	12,019	60,095
Axonics, Inc.*	17,708	993,773
Beyond Air, Inc.(x)*	6,400	14,784
Butterfly Network, Inc.(x)*	57,056	67,326
Cerus Corp.*	69,963	113,340
ClearPoint Neuro, Inc.(x)*	5,723	28,672
CONMED Corp.	11,033	1,112,678
Cutera, Inc.*	4,356	26,223
CVRx, Inc.*	2,777	42,127
Embecta Corp.	20,844	313,702
Glaukos Corp.*	17,310	1,302,578
Haemonetics Corp.*	17,746	1,589,687
Inari Medical, Inc.*	18,365	1,201,071
Inmode Ltd.*	27,662	842,585
Inogen, Inc.*	8,454	44,130
Integer Holdings Corp.*	12,194	956,375
iRadimed Corp.	4,215	187,020
iRhythm Technologies, Inc.*	11,011	1,037,897
KORU Medical Systems, Inc.(x)*	8,727	23,563
Lantheus Holdings, Inc.*	24,558	1,706,290
LeMaitre Vascular, Inc.	7,033	383,158
LivaNova plc*	19,780	1,045,966
Merit Medical Systems, Inc.*	20,105	1,387,647
Nano-X Imaging Ltd.(x)*	16,478	108,096
Neogen Corp.*	78,072	1,447,455
Nevro Corp.*	13,376	257,087
Omnicell, Inc.*	16,424	739,737
OraSure Technologies, Inc.*	18,256	108,258
Orchestra BioMed Holdings, Inc.(x)*	1,046	9,121
Orthofix Medical, Inc.*	11,157	143,479
OrthoPediatrics Corp.*	4,926	157,632
Outset Medical, Inc.*	17,824	193,925
Paragon 28, Inc.*	16,165	202,871
PROCEPT BioRobotics Corp.(x)*	12,832	421,018
Pulmonx Corp.*	12,358	127,658
Pulse Biosciences, Inc.(x)*	4,032	16,249
RxSight, Inc.*	9,825	274,019
Sanara Medtech, Inc.(x)*	948	29,511
Semler Scientific, Inc.*	1,249	31,687
SI-BONE, Inc.*	12,738	270,555
Sight Sciences, Inc.*	5,396	18,185
Silk Road Medical, Inc.*	14,742	220,983
STAAR Surgical Co.*	17,999	723,200
Surmodics, Inc.*	4,538	145,624
Tactile Systems Technology, Inc.*	7,743	108,789
Tela Bio, Inc.*	3,962	31,696
TransMedics Group, Inc.*	11,083	606,794
Treace Medical Concepts, Inc.*	16,370	214,611
UFP Technologies, Inc.*	2,436	393,292
Utah Medical Products, Inc.	1,376	118,336
Varex Imaging Corp.*	13,997	263,004
Vicarious Surgical, Inc., Class A*	17,495	10,334
Zimvie, Inc.*	6,452	60,713
Zynex, Inc.(x)*	4,920	39,360

		24,057,070

Health Care Providers & Services (2.5%)
23andMe Holding Co., Class A(x)*	106,156	103,789
Accolade, Inc.*	22,563	238,717
AdaptHealth Corp., Class A*	33,615	305,896
Addus HomeCare Corp.*	6,131	522,300
Agiliti, Inc.*	10,689	69,372
AirSculpt Technologies, Inc.(x)*	1,847	12,633
Alignment Healthcare, Inc.*	33,849	234,912
AMN Healthcare Services, Inc.*	14,664	1,249,079
Apollo Medical Holdings, Inc.*	14,675	452,724
Aveanna Healthcare Holdings, Inc.*	27,084	32,230
Brookdale Senior Living, Inc.*	70,476	291,771
Cano Health, Inc.(x)*	78,549	19,920
CareMax, Inc.(x)*	18,763	39,778
Castle Biosciences, Inc.*	8,780	148,294
Community Health Systems, Inc.*	42,445	123,090
CorVel Corp.*	3,335	655,828
Cross Country Healthcare, Inc.*	12,797	317,238
DocGo, Inc.*	29,821	158,946
Enhabit, Inc.*	18,344	206,370
Ensign Group, Inc. (The)	19,413	1,804,050
Fulgent Genetics, Inc.*	7,611	203,518
Guardant Health, Inc.*	39,706	1,176,886
HealthEquity, Inc.*	29,750	2,173,237
Hims & Hers Health, Inc.*	47,941	301,549
InfuSystem Holdings, Inc.(x)*	4,535	43,717
Innovage Holding Corp.(x)*	7,862	47,093
Invitae Corp.(x)*	91,016	55,083
Joint Corp. (The)*	5,592	50,272
LifeStance Health Group, Inc.(x)*	36,399	250,061
ModivCare, Inc.*	4,890	154,084
National HealthCare Corp.	4,693	300,258
National Research Corp.	5,623	249,492
NeoGenomics, Inc.*	45,786	563,168
OPKO Health, Inc.*	157,276	251,642
Option Care Health, Inc.*	60,057	1,942,844
Owens & Minor, Inc.*	26,692	431,343
P3 Health Partners, Inc.(x)*	9,949	14,625
Patterson Cos., Inc.	30,909	916,143
Pediatrix Medical Group, Inc.*	30,202	383,867
Pennant Group, Inc. (The)*	10,384	115,574
PetIQ, Inc., Class A*	10,024	197,473
Privia Health Group, Inc.*	39,336	904,728
Progyny, Inc.*	27,221	926,058
Quipt Home Medical Corp.*	10,075	51,282
RadNet, Inc.*	21,067	593,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Select Medical Holdings Corp.	39,466	$997,306
Surgery Partners, Inc.*	24,108	705,159
US Physical Therapy, Inc.	5,460	500,846
Viemed Healthcare, Inc.*	8,523	57,360

		21,545,484

Health Care Technology (0.5%)
American Well Corp., Class A*	86,718	101,460
Computer Programs and Systems, Inc.*	6,086	97,011
Definitive Healthcare Corp., Class A*	18,460	147,496
Evolent Health, Inc., Class A*	39,332	1,071,010
Health Catalyst, Inc.*	18,961	191,885
HealthStream, Inc.	8,306	179,244
Multiplan Corp.*	137,773	231,459
NextGen Healthcare, Inc.*	20,191	479,133
OptimizeRx Corp.*	5,653	43,980
Phreesia, Inc.*	18,502	345,617
Schrodinger, Inc.*	19,096	539,844
Sharecare, Inc.*	113,302	106,549
Simulations Plus, Inc.	5,759	240,150
Veradigm, Inc.*	41,114	540,238

		4,315,076

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	41,134	224,180
Akoya Biosciences, Inc.*	4,894	22,757
BioLife Solutions, Inc.*	11,672	161,190
Codexis, Inc.*	22,875	43,234
CryoPort, Inc.*	9,811	134,509
Cytek Biosciences, Inc.*	40,469	223,389
Harvard Bioscience, Inc.*	9,767	41,998
MaxCyte, Inc.(x)*	25,786	80,452
Mesa Laboratories, Inc.	2,062	216,654
NanoString Technologies, Inc.(x)*	18,842	32,408
Nautilus Biotechnology, Inc., Class A*	13,322	42,098
OmniAb, Inc. (Earn Out Shares)(r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	32,160	166,911
Pacific Biosciences of California, Inc.*	88,090	735,552
Quanterix Corp.*	11,949	324,296
Quantum-Si, Inc.(x)*	24,302	40,341
Seer, Inc., Class A*	18,925	41,824
SomaLogic, Inc.(x)*	54,488	130,226

		2,662,019

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	24,029	164,599
Amneal Pharmaceuticals, Inc.*	49,442	208,645
Amphastar Pharmaceuticals, Inc.*	13,298	611,575
Amylyx Pharmaceuticals, Inc.*	18,215	333,517
ANI Pharmaceuticals, Inc.*	4,515	262,141
Arvinas, Inc.*	17,517	344,034
Assertio Holdings, Inc.(x)*	22,159	56,727
Atea Pharmaceuticals, Inc.*	26,491	79,473
Axsome Therapeutics, Inc.(x)*	12,450	870,130
Biote Corp., Class A*	3,495	17,894
Bright Green Corp.(x)*	15,062	5,963
Cara Therapeutics, Inc.*	17,868	30,018
Cassava Sciences, Inc.(x)*	14,400	239,616
Citius Pharmaceuticals, Inc.(x)*	30,682	20,999
Collegium Pharmaceutical, Inc.*	14,445	322,846
Corcept Therapeutics, Inc.*	29,841	813,018
CorMedix, Inc.(x)*	11,140	41,218
Cymabay Therapeutics, Inc.*	35,025	522,223
Edgewise Therapeutics, Inc.*	15,052	86,248
Enliven Therapeutics, Inc.(x)*	8,788	120,044
Evolus, Inc.*	16,582	151,559
Eyenovia, Inc.(x)*	6,945	11,529
EyePoint Pharmaceuticals, Inc.(x)*	6,387	51,032
Harmony Biosciences Holdings, Inc.*	11,726	384,261
Harrow, Inc.*	10,622	152,638
Ikena Oncology, Inc.*	5,308	22,984
Innoviva, Inc.*	21,911	284,624
Intra-Cellular Therapies, Inc.*	33,497	1,744,859
Ligand Pharmaceuticals, Inc.*	5,646	338,308
Liquidia Corp.(x)*	18,979	120,327
Longboard Pharmaceuticals, Inc.(x)*	3,889	21,623
Marinus Pharmaceuticals, Inc.(x)*	20,150	162,207
NGM Biopharmaceuticals, Inc.*	16,666	17,833
Nuvation Bio, Inc.*	51,016	68,361
Ocular Therapeutix, Inc.*	18,321	57,528
Omeros Corp.(x)*	15,199	44,381
Optinose, Inc.(x)*	18,204	22,391
Pacira BioSciences, Inc.*	16,349	501,587
Phathom Pharmaceuticals, Inc.(x)*	11,433	118,560
Phibro Animal Health Corp., Class A	6,462	82,520
Pliant Therapeutics, Inc.(x)*	20,457	354,724
Prestige Consumer Healthcare, Inc.*	18,298	1,046,463
Rain Oncology, Inc.*	4,496	3,875
Revance Therapeutics, Inc.*	29,132	334,144
Scilex Holding Co.(x)*	21,853	30,594
scPharmaceuticals, Inc.(x)*	7,210	51,335
SIGA Technologies, Inc.	11,994	62,968
Supernus Pharmaceuticals, Inc.*	17,730	488,816
Taro Pharmaceutical Industries Ltd.(x)*	2,612	98,499
Tarsus Pharmaceuticals, Inc.(x)*	8,327	147,971
Terns Pharmaceuticals, Inc.(x)*	17,439	87,718
Theravance Biopharma, Inc.*	18,818	162,399
Theseus Pharmaceuticals, Inc.*	5,053	13,593
Third Harmonic Bio, Inc.(x)*	4,864	31,081
Trevi Therapeutics, Inc.*	10,393	22,657
Ventyx Biosciences, Inc.*	16,646	578,116
Verrica Pharmaceuticals, Inc.(x)*	5,212	20,249
WaVe Life Sciences Ltd.(x)*	14,762	84,881
Xeris Biopharma Holdings, Inc.*	32,564	60,569
Zevra Therapeutics, Inc.(x)*	8,661	41,746

		13,232,438

Total Health Care		117,956,868

Industrials (15.7%)
Aerospace & Defense (0.8%)
AAR Corp.*	12,754	759,246
AeroVironment, Inc.*	9,440	1,052,843
AerSale Corp.(x)*	6,266	93,614
Archer Aviation, Inc., Class A(x)*	50,475	255,404
Astronics Corp.*	6,491	102,947
Cadre Holdings, Inc.(x)	6,544	174,398
Ducommun, Inc.*	2,814	122,437
Eve Holding, Inc.*	5,239	43,431
Kaman Corp.	6,892	135,428
Kratos Defense & Security Solutions, Inc.*	44,514	668,600
Leonardo DRS, Inc.*	18,280	305,276
Moog, Inc., Class A	10,482	1,184,047
National Presto Industries, Inc.	1,304	94,488
Park Aerospace Corp.	4,527	70,304
Parsons Corp.*	14,746	801,445
Redwire Corp.(x)*	1,964	5,676
Rocket Lab USA, Inc.(x)*	99,335	435,087
Terran Orbital Corp.(x)*	21,276	17,710
Triumph Group, Inc.*	22,276	170,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
V2X, Inc.*	3,520	$181,843
Virgin Galactic Holdings, Inc.(x)*	89,780	161,604

		6,836,462

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	22,998	479,968
Forward Air Corp.	9,307	639,763
Hub Group, Inc., Class A*	11,556	907,608
Radiant Logistics, Inc.*	8,684	49,065

		2,076,404

Building Products (1.7%)
AAON, Inc.	23,863	1,357,089
American Woodmark Corp.*	6,492	490,860
Apogee Enterprises, Inc.	8,111	381,866
AZZ, Inc.	10,429	475,354
CSW Industrials, Inc.	5,819	1,019,722
Gibraltar Industries, Inc.*	11,141	752,129
Griffon Corp.	17,544	695,970
Insteel Industries, Inc.	4,589	148,959
Janus International Group, Inc.*	30,731	328,822
JELD-WEN Holding, Inc.*	31,804	424,901
Masonite International Corp.*	8,641	805,514
Masterbrand, Inc.*	46,343	563,067
PGT Innovations, Inc.*	20,610	571,928
Quanex Building Products Corp.	11,983	337,561
Resideo Technologies, Inc.*	56,268	889,034
Simpson Manufacturing Co., Inc.	15,596	2,336,437
UFP Industries, Inc.	21,507	2,202,317
Zurn Elkay Water Solutions Corp.	52,341	1,466,595

		15,248,125

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	24,198	968,162
ACCO Brands Corp.	33,482	192,187
ACV Auctions, Inc., Class A*	43,677	663,017
Aris Water Solutions, Inc., Class A	7,464	74,491
BrightView Holdings, Inc.*	10,331	80,065
Brink’s Co. (The)	16,423	1,192,967
Casella Waste Systems, Inc., Class A*	19,430	1,482,509
CECO Environmental Corp.*	7,414	118,402
Cimpress plc*	6,355	444,914
CompX International, Inc.	463	8,607
CoreCivic, Inc.*	44,444	499,995
Deluxe Corp.	15,455	291,945
Ennis, Inc.	6,291	133,495
Enviri Corp.*	24,107	174,052
GEO Group, Inc. (The)*	43,916	359,233
Healthcare Services Group, Inc.	29,790	310,710
Heritage-Crystal Clean, Inc.*	5,938	269,288
HNI Corp.	17,078	591,411
Interface, Inc., Class A	14,037	137,703
LanzaTech Global, Inc.(x)*	10,091	47,125
Li-Cycle Holdings Corp.(x)*	49,174	174,568
Liquidity Services, Inc.*	5,806	102,302
Matthews International Corp., Class A	10,240	398,438
MillerKnoll, Inc.	27,430	670,663
Montrose Environmental Group, Inc.*	9,731	284,729
NL Industries, Inc.	3,764	17,879
OPENLANE, Inc.*	40,634	606,259
Performant Financial Corp.*	16,803	37,975
Pitney Bowes, Inc.	39,879	120,435
Quad/Graphics, Inc.*	7,242	36,427
SP Plus Corp.*	6,981	252,014
Steelcase, Inc., Class A	32,375	361,629
UniFirst Corp.	5,451	888,567
Viad Corp.*	6,316	165,479
VSE Corp.	4,025	203,021

		12,360,663

Construction & Engineering (1.5%)
Ameresco, Inc., Class A(x)*	11,874	457,862
API Group Corp.*	74,032	1,919,650
Arcosa, Inc.	17,581	1,264,074
Argan, Inc.	3,165	144,071
Bowman Consulting Group Ltd., Class A*	2,509	70,327
Comfort Systems USA, Inc.	12,803	2,181,759
Concrete Pumping Holdings, Inc.*	6,749	57,906
Construction Partners, Inc., Class A*	13,339	487,674
Dycom Industries, Inc.*	10,279	914,831
Eneti, Inc.	6,224	62,738
Fluor Corp.(x)*	51,524	1,890,931
Granite Construction, Inc.	17,456	663,677
Great Lakes Dredge & Dock Corp.*	15,853	126,348
IES Holdings, Inc.*	2,545	167,639
INNOVATE Corp.(x)*	11,465	18,573
Limbach Holdings, Inc.*	2,299	72,947
MYR Group, Inc.*	6,326	852,492
Northwest Pipe Co.*	2,485	74,973
Primoris Services Corp.	20,003	654,698
Southland Holdings, Inc.(x)*	938	5,694
Sterling Infrastructure, Inc.*	10,633	781,313
Tutor Perini Corp.*	10,586	82,888

		12,953,065

Electrical Equipment (1.4%)
Allient, Inc.	3,148	97,336
Amprius Technologies, Inc.*	1,342	6,361
Array Technologies, Inc.*	53,293	1,182,572
Atkore, Inc.*	14,111	2,105,220
Babcock & Wilcox Enterprises, Inc.*	14,547	61,243
Blink Charging Co.(x)*	11,525	35,266
Bloom Energy Corp., Class A(x)*	67,574	896,031
Dragonfly Energy Holdings Corp.(x)*	3,957	6,094
Encore Wire Corp.	6,039	1,101,876
Energy Vault Holdings, Inc.(x)*	24,480	62,424
EnerSys	14,721	1,393,637
Enovix Corp.(x)*	48,584	609,729
Eos Energy Enterprises, Inc.(x)*	26,872	57,775
ESS Tech, Inc.(x)*	22,328	41,977
Fluence Energy, Inc., Class A(x)*	13,677	314,434
FTC Solar, Inc.(x)*	15,883	20,330
FuelCell Energy, Inc.(x)*	146,075	186,976
GrafTech International Ltd.	68,777	263,416
LSI Industries, Inc.	6,533	103,744
NEXTracker, Inc., Class A*	16,931	679,949
NuScale Power Corp., Class A(x)*	19,281	94,477
Powell Industries, Inc.	3,161	262,047
Preformed Line Products Co.	620	100,800
SES AI Corp.(x)*	31,175	70,767
Shoals Technologies Group, Inc., Class A*	60,382	1,101,971
SKYX Platforms Corp.(x)*	14,194	20,155
Stem, Inc.(x)*	35,569	150,813
SunPower Corp.(x)*	30,911	190,721
Thermon Group Holdings, Inc.*	11,986	329,255
TPI Composites, Inc.(x)*	10,461	27,722
Vicor Corp.*	8,430	496,443

		12,071,561

Ground Transportation (0.4%)
ArcBest Corp.	8,709	885,270
Covenant Logistics Group, Inc., Class A	2,125	93,181
Daseke, Inc.*	9,621	49,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FTAI Infrastructure, Inc.	24,712	$79,573
Heartland Express, Inc.	14,405	211,609
Marten Transport Ltd.	21,224	418,325
PAM Transportation Services, Inc.*	1,456	31,377
RXO, Inc.*	41,520	819,190
TuSimple Holdings, Inc., Class A*	44,941	70,108
Universal Logistics Holdings, Inc.	2,930	73,777
Werner Enterprises, Inc.	22,793	887,787

		3,619,553

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	6,971	126,036

Machinery (3.4%)
374Water, Inc.(x)*	14,787	18,336
3D Systems Corp.*	31,666	155,480
Alamo Group, Inc.	3,772	652,028
Albany International Corp., Class A	11,326	977,207
Astec Industries, Inc.	8,392	395,347
Barnes Group, Inc.	17,541	595,868
Blue Bird Corp.*	8,103	172,999
Chart Industries, Inc.(x)*	15,237	2,576,881
CIRCOR International, Inc.*	6,493	361,985
Columbus McKinnon Corp.	10,709	373,851
Commercial Vehicle Group, Inc.*	8,021	62,243
Desktop Metal, Inc., Class A(x)*	68,176	99,537
Douglas Dynamics, Inc.	7,823	236,098
Energy Recovery, Inc.*	18,538	393,191
Enerpac Tool Group Corp., Class A	21,743	574,668
EnPro Industries, Inc.	7,482	906,744
ESCO Technologies, Inc.	9,221	963,041
Federal Signal Corp.	21,578	1,288,854
Franklin Electric Co., Inc.	16,976	1,514,768
Gencor Industries, Inc.*	2,632	37,190
Gorman-Rupp Co. (The)	7,176	236,090
Greenbrier Cos., Inc. (The)	11,732	469,280
Helios Technologies, Inc.	12,640	701,267
Hillenbrand, Inc.	25,820	1,092,444
Hillman Solutions Corp.*	69,113	570,182
Hyliion Holdings Corp.(x)*	36,858	43,492
Hyster-Yale Materials Handling, Inc.	3,420	152,464
John Bean Technologies Corp.	11,942	1,255,582
Kadant, Inc.	4,363	984,075
Kennametal, Inc.	29,853	742,743
Lindsay Corp.	4,168	490,490
Luxfer Holdings plc	6,852	89,419
Manitowoc Co., Inc. (The)*	8,533	128,422
Mayville Engineering Co., Inc.*	2,758	30,255
Microvast Holdings, Inc.*	26,245	49,603
Miller Industries, Inc.	2,746	107,671
Mueller Industries, Inc.	20,213	1,519,209
Mueller Water Products, Inc., Class A	59,369	752,799
Nikola Corp.(x)*	214,927	337,435
Omega Flex, Inc.(x)	1,319	103,845
Park-Ohio Holdings Corp.	2,096	41,731
Proto Labs, Inc.*	9,557	252,305
REV Group, Inc.	11,167	178,672
Shyft Group, Inc. (The)	11,294	169,071
SPX Technologies, Inc.*	16,439	1,338,135
Standex International Corp.	4,389	639,433
Tennant Co.	7,381	547,301
Terex Corp.	24,460	1,409,385
Titan International, Inc.*	15,664	210,368
Trinity Industries, Inc.	30,885	752,050
Velo3D, Inc.(x)*	22,223	34,668
Wabash National Corp.	17,419	367,889
Watts Water Technologies, Inc., Class A	9,840	1,700,549

		29,854,640

Marine Transportation (0.2%)
Costamare, Inc.(x)	11,861	114,103
Eagle Bulk Shipping, Inc.(x)	3,752	157,697
Genco Shipping & Trading Ltd.	14,413	201,638
Golden Ocean Group Ltd.(x)	45,049	354,986
Himalaya Shipping Ltd.*	2,123	10,254
Matson, Inc.	12,697	1,126,478
Pangaea Logistics Solutions Ltd.(x)	9,096	53,484
Safe Bulkers, Inc.	16,396	53,123

		2,071,763

Passenger Airlines (0.4%)
Allegiant Travel Co.	5,725	440,024
Blade Air Mobility, Inc.(x)*	14,856	38,477
Frontier Group Holdings, Inc.(x)*	17,647	85,411
Hawaiian Holdings, Inc.*	12,688	80,315
JetBlue Airways Corp.*	118,145	543,467
Joby Aviation, Inc.(x)*	97,546	629,172
SkyWest, Inc.*	16,092	674,898
Spirit Airlines, Inc.	41,067	677,606
Sun Country Airlines Holdings, Inc.*	12,085	179,341

		3,348,711

Professional Services (2.2%)
Alight, Inc., Class A*	141,660	1,004,369
ASGN, Inc.*	17,675	1,443,694
Asure Software, Inc.*	3,743	35,409
Barrett Business Services, Inc.	1,637	147,723
BlackSky Technology, Inc., Class A(x)*	29,516	34,534
CBIZ, Inc.*	17,438	905,032
Conduent, Inc.*	62,777	218,464
CRA International, Inc.	2,114	213,007
CSG Systems International, Inc.	11,409	583,228
ExlService Holdings, Inc.*	59,146	1,658,454
Exponent, Inc.	18,154	1,553,982
First Advantage Corp.	20,158	277,979
FiscalNote Holdings, Inc.*	15,546	32,336
Forrester Research, Inc.*	2,876	83,116
Franklin Covey Co.*	2,829	121,421
Heidrick & Struggles International, Inc.	4,834	120,947
HireQuest, Inc.(x)	1,338	20,645
HireRight Holdings Corp.*	8,645	82,214
Huron Consulting Group, Inc.*	6,862	714,746
IBEX Holdings Ltd.*	2,731	42,194
ICF International, Inc.	7,064	853,402
Innodata, Inc.(x)*	6,298	53,722
Insperity, Inc.	13,533	1,320,821
Kelly Services, Inc., Class A	9,976	181,463
Kforce, Inc.	7,445	444,169
Korn Ferry	19,969	947,329
Legalzoom.com, Inc.*	35,797	391,619
Maximus, Inc.	21,966	1,640,421
Mistras Group, Inc.*	5,200	28,340
NV5 Global, Inc.*	4,927	474,125
Planet Labs PBC(x)*	59,122	153,717
Resources Connection, Inc.	7,794	116,208
Skillsoft Corp.(x)*	21,242	18,829
Sterling Check Corp.(x)*	8,216	103,686
TriNet Group, Inc.(x)*	13,453	1,567,005
TrueBlue, Inc.*	10,694	156,881
TTEC Holdings, Inc.	4,880	127,954
Upwork, Inc.*	45,599	518,005
Verra Mobility Corp., Class A*	50,786	949,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Willdan Group, Inc.*	2,983	$60,943

		19,401,831

Trading Companies & Distributors (2.1%)
Alta Equipment Group, Inc.	4,654	56,127
Applied Industrial Technologies, Inc.	14,075	2,176,136
Beacon Roofing Supply, Inc.*	19,090	1,473,175
BlueLinx Holdings, Inc.*	3,141	257,845
Boise Cascade Co.	14,328	1,476,357
Custom Truck One Source, Inc.*	23,115	143,313
Distribution Solutions Group, Inc.*	2,490	64,740
DXP Enterprises, Inc.*	5,186	181,199
EVI Industries, Inc.*	1,184	29,387
FTAI Aviation Ltd.	35,569	1,264,478
GATX Corp.	12,746	1,387,147
Global Industrial Co.	5,200	174,200
GMS, Inc.*	14,989	958,846
H&E Equipment Services, Inc.	12,374	534,433
Herc Holdings, Inc.	9,978	1,186,783
Hudson Technologies, Inc.*	10,602	141,007
Karat Packaging, Inc.	1,440	33,206
McGrath RentCorp	8,774	879,506
MRC Global, Inc.*	30,045	307,961
NOW, Inc.*	38,826	460,865
Rush Enterprises, Inc., Class A	23,948	977,797
Rush Enterprises, Inc., Class B	2,420	109,602
Textainer Group Holdings Ltd.	15,112	562,922
Titan Machinery, Inc.*	7,310	194,300
Transcat, Inc.*	2,617	256,388
Triton International Ltd.(r)	20,339	1,617,967
Veritiv Corp.	5,009	846,020
Willis Lease Finance Corp.(x)*	707	29,906
Xometry, Inc., Class A(x)*	8,311	141,121

		17,922,734

Total Industrials		137,891,548

Information Technology (12.0%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.	20,874	171,793
Aviat Networks, Inc.*	2,333	72,789
Calix, Inc.*	20,956	960,623
Cambium Networks Corp.(x)*	2,726	19,981
Clearfield, Inc.(x)*	4,492	128,741
CommScope Holding Co., Inc.*	74,744	251,140
Comtech Telecommunications Corp.	7,020	61,425
Digi International, Inc.*	12,706	343,062
DZS, Inc.*	6,530	13,713
Extreme Networks, Inc.*	44,841	1,085,601
Harmonic, Inc.*	37,406	360,220
Infinera Corp.*	70,248	293,637
KVH Industries, Inc.*	4,684	23,888
NETGEAR, Inc.*	7,027	88,470
NetScout Systems, Inc.*	25,033	701,425
Ribbon Communications, Inc.*	21,931	58,775
Viavi Solutions, Inc.*	80,761	738,155

		5,373,438

Electronic Equipment, Instruments & Components (2.5%)
908 Devices, Inc.(x)*	5,097	33,946
Advanced Energy Industries, Inc.	13,384	1,380,158
Aeva Technologies, Inc.*	43,842	33,535
Akoustis Technologies, Inc.(x)*	17,266	13,000
Arlo Technologies, Inc.*	30,862	317,879
Badger Meter, Inc.	10,617	1,527,468
Bel Fuse, Inc., Class B	2,613	124,692
Belden, Inc.	15,557	1,502,028
Benchmark Electronics, Inc.	12,594	305,530
Climb Global Solutions, Inc.	1,038	44,644
CTS Corp.	12,035	502,341
Daktronics, Inc.*	9,171	81,805
ePlus, Inc.*	9,448	600,137
Evolv Technologies Holdings, Inc.(x)*	40,963	199,080
Fabrinet*	13,362	2,226,376
FARO Technologies, Inc.*	6,216	94,670
Insight Enterprises, Inc.*	10,590	1,540,845
Iteris, Inc.(x)*	10,665	44,153
Itron, Inc.*	16,256	984,789
Kimball Electronics, Inc.*	5,864	160,556
Knowles Corp.*	34,211	506,665
Lightwave Logic, Inc.(x)*	41,171	184,034
Luna Innovations, Inc.(x)*	8,021	47,003
Methode Electronics, Inc.	13,480	308,018
MicroVision, Inc.(x)*	62,210	136,240
Mirion Technologies, Inc., Class A*	71,569	534,620
Napco Security Technologies, Inc.	11,211	249,445
nLight, Inc.*	13,094	136,178
Novanta, Inc.*	12,717	1,824,127
OSI Systems, Inc.*	5,745	678,140
PAR Technology Corp.(x)*	9,023	347,746
PC Connection, Inc.	3,676	196,225
Plexus Corp.*	10,174	945,979
Presto Automation, Inc.(x)*	1,305	1,866
Richardson Electronics Ltd.(x)	2,988	32,659
Rogers Corp.*	6,439	846,535
Sanmina Corp.*	20,719	1,124,627
ScanSource, Inc.*	8,141	246,754
SmartRent, Inc., Class A*	46,020	120,112
TTM Technologies, Inc.*	40,549	522,271
Vishay Intertechnology, Inc.	46,886	1,159,022
Vishay Precision Group, Inc.*	3,094	103,897
Vuzix Corp.(x)*	14,738	53,499

		22,023,294

IT Services (0.4%)
BigBear.ai Holdings, Inc.(x)*	6,705	10,125
BigCommerce Holdings, Inc.*	22,537	222,440
Brightcove, Inc.*	10,612	34,913
DigitalOcean Holdings, Inc.*	22,595	542,958
Fastly, Inc., Class A*	42,033	805,773
Grid Dynamics Holdings, Inc.*	19,050	232,029
Hackett Group, Inc. (The)	7,145	168,550
Information Services Group, Inc.	7,862	34,436
Perficient, Inc.*	12,205	706,181
Rackspace Technology, Inc.*	23,393	54,974
Squarespace, Inc., Class A*	15,895	460,478
Thoughtworks Holding, Inc.*	31,987	130,507
Tucows, Inc., Class A(x)*	2,579	52,637
Unisys Corp.*	26,800	92,460

		3,548,461

Semiconductors & Semiconductor Equipment (2.8%)
ACM Research, Inc., Class A*	17,287	312,981
Aehr Test Systems*	9,205	420,668
Alpha & Omega Semiconductor Ltd.*	8,280	247,075
Ambarella, Inc.*	13,242	702,223
Amkor Technology, Inc.	38,692	874,439
Atomera, Inc.(x)*	4,642	29,059
Axcelis Technologies, Inc.*	11,835	1,929,697
CEVA, Inc.*	6,248	121,149
Cohu, Inc.*	16,182	557,308
Credo Technology Group Holding Ltd.*	35,063	534,711
Diodes, Inc.*	16,425	1,294,947
FormFactor, Inc.*	28,095	981,639
Ichor Holdings Ltd.*	10,083	312,170
Impinj, Inc.*	8,096	445,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
indie Semiconductor, Inc., Class A*	49,895	$314,338
inTEST Corp.*	2,680	40,656
Kulicke & Soffa Industries, Inc.	19,832	964,430
MACOM Technology Solutions Holdings, Inc.*	19,903	1,623,687
Maxeon Solar Technologies Ltd.(x)*	9,251	107,219
MaxLinear, Inc., Class A*	27,556	613,121
Navitas Semiconductor Corp., Class A*	36,949	256,796
NVE Corp.	1,191	97,829
Onto Innovation, Inc.*	17,636	2,248,943
PDF Solutions, Inc.*	10,991	356,108
Photronics, Inc.*	21,951	443,630
Power Integrations, Inc.	20,723	1,581,372
Rambus, Inc.*	39,448	2,200,804
Semtech Corp.*	23,339	600,979
Silicon Laboratories, Inc.*	11,620	1,346,642
SiTime Corp.*	6,106	697,610
SkyWater Technology, Inc.(x)*	4,395	26,458
SMART Global Holdings, Inc.*	16,032	390,379
Synaptics, Inc.*	14,205	1,270,495
Transphorm, Inc.*	5,398	11,984
Ultra Clean Holdings, Inc.*	17,791	527,859
Veeco Instruments, Inc.*	18,261	513,317

		24,998,245

Software (4.9%)
8x8, Inc.*	27,246	68,660
A10 Networks, Inc.	23,524	353,566
ACI Worldwide, Inc.*	41,811	943,256
Adeia, Inc.	43,655	466,235
Agilysys, Inc.*	7,308	483,497
Alarm.com Holdings, Inc.*	17,733	1,084,196
Alkami Technology, Inc.*	12,653	230,538
Altair Engineering, Inc., Class A*	19,779	1,237,374
American Software, Inc., Class A	7,427	85,113
Amplitude, Inc., Class A*	23,411	270,865
Appfolio, Inc., Class A*	6,823	1,246,084
Appian Corp., Class A*	15,347	699,977
Applied Digital Corp.(x)*	17,174	107,166
Asana, Inc., Class A*	28,857	528,372
Aurora Innovation, Inc., Class A(x)*	110,101	258,737
AvePoint, Inc.*	51,263	344,487
Bit Digital, Inc.*	18,053	38,633
Blackbaud, Inc.*	16,386	1,152,264
BlackLine, Inc.*	21,004	1,165,092
Box, Inc., Class A*	51,724	1,252,238
Braze, Inc., Class A*	18,582	868,337
C3.ai, Inc., Class A(x)*	21,062	537,502
Cerence, Inc.*	14,615	297,708
Cipher Mining, Inc.(x)*	10,184	23,729
Cleanspark, Inc.(x)*	26,904	102,504
Clear Secure, Inc., Class A	29,781	567,030
CommVault Systems, Inc.*	15,863	1,072,497
Consensus Cloud Solutions, Inc.*	6,876	173,138
CoreCard Corp.*	1,808	36,160
Couchbase, Inc.*	8,492	145,723
CS Disco, Inc.*	8,907	59,142
CXApp, Inc.*	487	881
Digimarc Corp.(x)*	3,342	108,582
Digital Turbine, Inc.*	35,279	213,438
Domo, Inc., Class B*	10,443	102,446
E2open Parent Holdings, Inc.*	61,244	278,048
Ebix, Inc.(x)	9,557	94,423
eGain Corp.*	4,565	27,983
Enfusion, Inc., Class A*	12,378	111,031
EngageSmart, Inc.*	16,137	290,305
Envestnet, Inc.*	19,169	844,011
Everbridge, Inc.*	14,503	325,157
EverCommerce, Inc.*	8,702	87,281
Expensify, Inc., Class A*	13,791	44,821
Freshworks, Inc., Class A*	57,885	1,153,069
Instructure Holdings, Inc.(x)*	6,547	166,294
Intapp, Inc.*	7,118	238,595
InterDigital, Inc.	9,892	793,734
Jamf Holding Corp.*	24,855	438,939
Kaltura, Inc.*	20,726	35,856
LivePerson, Inc.*	15,760	61,306
LiveRamp Holdings, Inc.*	23,426	675,606
LiveVox Holdings, Inc.(x)*	6,039	20,170
Marathon Digital Holdings, Inc.(x)*	60,128	511,088
Matterport, Inc.*	85,170	184,819
MeridianLink, Inc.(x)*	8,959	152,841
MicroStrategy, Inc., Class A(x)*	3,947	1,295,721
Mitek Systems, Inc.*	10,532	112,903
Model N, Inc.*	14,038	342,668
N-able, Inc.*	25,341	326,899
NextNav, Inc.(x)*	13,248	68,095
Olo, Inc., Class A*	37,452	226,959
ON24, Inc.(x)	8,161	51,659
OneSpan, Inc.(x)*	9,618	103,394
PagerDuty, Inc.*	31,086	699,124
PowerSchool Holdings, Inc., Class A*	20,943	474,568
Progress Software Corp.	15,722	826,663
PROS Holdings, Inc.*	17,100	592,002
Q2 Holdings, Inc.*	21,058	679,542
Qualys, Inc.*	13,657	2,083,375
Rapid7, Inc.*	21,292	974,748
Red Violet, Inc.(x)*	2,782	55,668
Rimini Street, Inc.*	11,870	26,114
Riot Platforms, Inc.(x)*	57,345	535,029
Sapiens International Corp. NV	11,224	319,098
SEMrush Holdings, Inc., Class A*	7,825	66,513
SolarWinds Corp.*	18,254	172,318
SoundHound AI, Inc., Class A(x)*	34,955	70,260
SoundThinking, Inc.*	2,000	35,800
Sprinklr, Inc., Class A*	34,868	482,573
Sprout Social, Inc., Class A(x)*	17,298	862,824
SPS Commerce, Inc.*	13,036	2,224,072
Tenable Holdings, Inc.*	40,597	1,818,746
Terawulf, Inc.(x)*	32,972	41,545
Varonis Systems, Inc., Class B*	39,821	1,216,133
Verint Systems, Inc.*	22,744	522,885
Veritone, Inc.(x)*	6,099	15,735
Viant Technology, Inc., Class A*	3,525	19,740
Weave Communications, Inc.*	8,196	66,797
Workiva, Inc., Class A*	17,206	1,743,656
Xperi, Inc.*	13,012	128,298
Yext, Inc.*	39,834	252,149
Zeta Global Holdings Corp., Class A*	43,922	366,749
Zuora, Inc., Class A*	46,388	382,237

		43,143,803

Technology Hardware, Storage & Peripherals (0.8%)
Avid Technology, Inc.*	12,630	339,368
CompoSecure, Inc.*	4,105	26,477
Corsair Gaming, Inc.*	13,788	200,340
CPI Card Group, Inc.(x)*	1,063	19,687
Eastman Kodak Co.*	14,828	62,426
Immersion Corp.	5,487	36,269
Intevac, Inc.*	6,373	19,820
IonQ, Inc.(x)*	57,419	854,395
Super Micro Computer, Inc.*	16,492	4,522,436
Turtle Beach Corp.*	4,234	38,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Xerox Holdings Corp.	41,509	$651,276

		6,770,918

Total Information Technology		105,858,159

Materials (4.1%)
Chemicals (1.7%)
AdvanSix, Inc.	9,786	304,149
American Vanguard Corp.	6,746	73,734
Aspen Aerogels, Inc.*	11,987	103,088
Avient Corp.	32,235	1,138,540
Balchem Corp.	11,565	1,434,523
Cabot Corp.	20,583	1,425,785
Chase Corp.	2,706	344,284
Core Molding Technologies, Inc.*	1,935	55,128
Danimer Scientific, Inc., Class A(x)*	21,910	45,354
Ecovyst, Inc.*	29,695	292,199
FutureFuel Corp.	6,511	46,684
Hawkins, Inc.	7,039	414,245
HB Fuller Co.	19,389	1,330,279
Ingevity Corp.*	13,500	642,735
Innospec, Inc.	9,010	920,822
Intrepid Potash, Inc.*	2,775	69,819
Koppers Holdings, Inc.	7,188	284,285
Kronos Worldwide, Inc.	6,504	50,406
Livent Corp.(x)*	64,883	1,194,496
LSB Industries, Inc.*	18,140	185,572
Mativ Holdings, Inc.	19,758	281,749
Minerals Technologies, Inc.	11,812	646,825
Origin Materials, Inc.(x)*	26,718	34,199
Orion SA	21,954	467,181
Perimeter Solutions SA(x)*	51,953	235,867
PureCycle Technologies, Inc.(x)*	36,925	207,149
Quaker Chemical Corp.	4,991	798,560
Rayonier Advanced Materials, Inc.*	14,607	51,709
Sensient Technologies Corp.	15,470	904,686
Stepan Co.	7,659	574,195
Trinseo plc	9,047	73,914
Tronox Holdings plc	43,770	588,269
Valhi, Inc.(x)	954	12,650

		15,233,080

Construction Materials (0.3%)
Knife River Corp.*	19,496	951,989
Summit Materials, Inc., Class A*	44,541	1,387,007
United States Lime & Minerals, Inc.	494	99,294

		2,438,290

Containers & Packaging (0.3%)
Greif, Inc., Class A	9,122	609,441
Greif, Inc., Class B	1,885	125,465
Myers Industries, Inc.	11,131	199,579
O-I Glass, Inc.*	56,547	946,031
Pactiv Evergreen, Inc.	13,705	111,422
Ranpak Holdings Corp., Class A*	10,641	57,887
TriMas Corp.	17,560	434,786

		2,484,611

Metals & Mining (1.7%)
5E Advanced Materials, Inc.(x)*	9,862	22,288
Alpha Metallurgical Resources, Inc.	4,498	1,168,266
Arch Resources, Inc.	6,382	1,089,152
ATI, Inc.*	46,302	1,905,327
Caledonia Mining Corp. plc(x)	4,099	40,416
Carpenter Technology Corp.	17,119	1,150,568
Century Aluminum Co.*	12,801	92,039
Coeur Mining, Inc.*	118,324	262,679
Commercial Metals Co.	42,525	2,101,160
Compass Minerals International, Inc.	13,488	376,990
Constellium SE, Class A*	46,608	848,266
Contango ORE, Inc.(x)*	930	16,870
Dakota Gold Corp.(x)*	12,585	32,469
Haynes International, Inc.	3,165	147,236
Hecla Mining Co.	214,546	838,875
i-80 Gold Corp.*	48,233	73,796
Ivanhoe Electric, Inc.(x)*	20,203	240,416
Kaiser Aluminum Corp.	6,335	476,772
Materion Corp.	7,365	750,567
NioCorp Developments Ltd.*	1,144	4,153
Novagold Resources, Inc.*	95,159	365,411
Olympic Steel, Inc.	2,441	137,209
Perpetua Resources Corp.*	9,430	30,742
Piedmont Lithium, Inc.*	6,494	257,812
PolyMet Mining Corp.(x)*	7,716	16,049
Ramaco Resources, Inc., Class A	6,001	65,951
Ramaco Resources, Inc., Class B(x)	1,200	14,316
Ryerson Holding Corp.	7,827	227,687
Schnitzer Steel Industries, Inc., Class A	9,898	275,659
SunCoke Energy, Inc.	30,064	305,150
TimkenSteel Corp.*	16,046	348,519
Tredegar Corp.	6,314	34,159
Warrior Met Coal, Inc.	18,969	968,936
Worthington Industries, Inc.	11,431	706,664

		15,392,569

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,186	151,743
Glatfelter Corp.*	12,203	24,406
Sylvamo Corp.	12,963	569,594

		745,743

Total Materials		36,294,293

Real Estate (5.4%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	27,258	456,026
Alpine Income Property Trust, Inc. (REIT)	3,253	53,219
American Assets Trust, Inc. (REIT)	17,748	345,199
Armada Hoffler Properties, Inc. (REIT)	23,597	241,633
Broadstone Net Lease, Inc. (REIT)	66,142	945,831
CTO Realty Growth, Inc. (REIT)	5,488	88,961
Empire State Realty Trust, Inc. (REIT), Class A	50,447	405,594
Essential Properties Realty Trust, Inc. (REIT)	55,215	1,194,300
Gladstone Commercial Corp. (REIT)	9,819	119,399
Global Net Lease, Inc. (REIT)	71,013	682,435
NexPoint Diversified Real Estate Trust (REIT)	7,663	66,745
One Liberty Properties, Inc. (REIT)(x)	4,168	78,650
Star Holdings (REIT)*	3,277	41,032

		4,719,024

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	35,830	734,515
Community Healthcare Trust, Inc. (REIT)	9,830	291,951
Diversified Healthcare Trust (REIT)	57,973	112,468
Global Medical REIT, Inc. (REIT)	16,533	148,301
LTC Properties, Inc. (REIT)	15,880	510,224
National Health Investors, Inc. (REIT)	15,349	788,325
Physicians Realty Trust (REIT)	84,479	1,029,799
Sabra Health Care REIT, Inc. (REIT)	83,526	1,164,352
Universal Health Realty Income Trust (REIT)	3,451	139,524

		4,919,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	79,410	$1,218,149
Braemar Hotels & Resorts, Inc. (REIT)	15,923	44,107
Chatham Lodging Trust (REIT)	13,202	126,343
DiamondRock Hospitality Co. (REIT)	76,055	610,722
Hersha Hospitality Trust (REIT), Class A	7,246	71,446
Pebblebrook Hotel Trust (REIT)(x)	44,993	611,455
RLJ Lodging Trust (REIT)	57,777	565,637
Ryman Hospitality Properties, Inc. (REIT)	20,475	1,705,158
Service Properties Trust (REIT)	67,386	518,198
Summit Hotel Properties, Inc. (REIT)	30,013	174,075
Sunstone Hotel Investors, Inc. (REIT)	77,312	722,867
Xenia Hotels & Resorts, Inc. (REIT)	43,552	513,043

		6,881,200

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	9,739	736,853
LXP Industrial Trust (REIT)	104,115	926,624
Plymouth Industrial REIT, Inc. (REIT)	13,452	281,819
Terreno Realty Corp. (REIT)	28,709	1,630,671

		3,575,967

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	60,549	274,892
City Office REIT, Inc. (REIT)	9,117	38,747
COPT Defense Properties (REIT)	41,918	998,906
Douglas Emmett, Inc. (REIT)(x)	35,378	451,423
Easterly Government Properties, Inc. (REIT), Class A	34,887	398,758
Equity Commonwealth (REIT)	40,600	745,822
Hudson Pacific Properties, Inc. (REIT)	46,074	306,392
JBG SMITH Properties (REIT)	40,006	578,487
Office Properties Income Trust (REIT)	11,559	47,392
Orion Office REIT, Inc. (REIT)	14,065	73,279
Paramount Group, Inc. (REIT)	69,004	318,799
Peakstone Realty Trust (REIT)(x)	11,928	198,482
Piedmont Office Realty Trust, Inc. (REIT), Class A	49,665	279,117
Postal Realty Trust, Inc. (REIT), Class A	4,674	63,099
SL Green Realty Corp. (REIT)(x)	20,895	779,384

		5,552,979

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	406	5,936
Anywhere Real Estate, Inc.*	38,420	247,041
Compass, Inc., Class A*	101,878	295,446
Cushman & Wakefield plc*	57,532	438,394
DigitalBridge Group, Inc.	56,897	1,000,249
Douglas Elliman, Inc.	18,965	42,861
eXp World Holdings, Inc.(x)	24,745	401,859
Forestar Group, Inc.*	4,576	123,277
FRP Holdings, Inc.*	1,601	86,406
Kennedy-Wilson Holdings, Inc.	43,210	636,915
Marcus & Millichap, Inc.	8,812	258,544
Maui Land & Pineapple Co., Inc.*	1,883	24,950
Newmark Group, Inc., Class A	55,637	357,746
Opendoor Technologies, Inc.*	194,948	514,663
RE/MAX Holdings, Inc., Class A	4,194	54,270
Redfin Corp.(x)*	38,131	268,442
RMR Group, Inc. (The), Class A	3,915	95,996
St Joe Co. (The)	12,274	666,846
Stratus Properties, Inc.*	1,353	37,072
Tejon Ranch Co.*	5,286	85,739
Transcontinental Realty Investors, Inc.*	498	15,249

		5,657,901

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	54,107	367,928
BRT Apartments Corp. (REIT)	3,058	52,812
Centerspace (REIT)	5,401	325,464
Clipper Realty, Inc. (REIT)	3,400	17,612
Elme Communities (REIT)	34,449	469,884
Independence Realty Trust, Inc. (REIT)	81,155	1,141,851
NexPoint Residential Trust, Inc. (REIT)	8,426	271,149
UMH Properties, Inc. (REIT)	17,227	241,522
Veris Residential, Inc. (REIT)	31,961	527,356

		3,415,578

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	33,927	486,852
Alexander’s, Inc. (REIT)	632	115,169
CBL & Associates Properties, Inc. (REIT)(x)	7,402	155,294
Getty Realty Corp. (REIT)	15,813	438,494
InvenTrust Properties Corp. (REIT)	24,550	584,536
Kite Realty Group Trust (REIT)	79,302	1,698,649
Macerich Co. (The) (REIT)	76,331	832,771
NETSTREIT Corp. (REIT)	22,408	349,117
Phillips Edison & Co., Inc. (REIT)	42,266	1,417,602
Retail Opportunity Investments Corp. (REIT)	45,347	561,396
RPT Realty (REIT)	30,845	325,723
Saul Centers, Inc. (REIT)	3,655	128,912
SITE Centers Corp. (REIT)	71,882	886,305
Tanger Factory Outlet Centers, Inc. (REIT)	39,026	881,988
Urban Edge Properties (REIT)	44,939	685,769
Whitestone REIT (REIT)	11,915	114,741

		9,663,318

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	12,398	127,204
Four Corners Property Trust, Inc. (REIT)	33,025	732,825
Gladstone Land Corp. (REIT)	8,189	116,529
Outfront Media, Inc. (REIT)	54,640	551,864
PotlatchDeltic Corp. (REIT)	28,633	1,299,652
Safehold, Inc. (REIT)	15,491	275,740
Uniti Group, Inc. (REIT)	86,038	406,099

		3,509,913

Total Real Estate		47,895,339

Utilities (2.6%)
Electric Utilities (0.7%)
ALLETE, Inc.	20,710	1,093,488
Genie Energy Ltd., Class B(x)	6,276	92,446
MGE Energy, Inc.	12,997	890,424
Otter Tail Corp.(x)	14,979	1,137,206
PNM Resources, Inc.	30,586	1,364,441
Portland General Electric Co.	33,927	1,373,365

		5,951,370

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	35,342	1,248,986
Chesapeake Utilities Corp.	6,554	640,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
New Jersey Resources Corp.	34,852	$1,416,037
Northwest Natural Holding Co.	13,377	510,466
ONE Gas, Inc.	19,719	1,346,413
RGC Resources, Inc.(x)	2,340	40,482
Southwest Gas Holdings, Inc.	22,759	1,374,871
Spire, Inc.	18,638	1,054,538

		7,632,447

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A(x)*	20,376	106,974
Montauk Renewables, Inc.*	20,528	187,010
Ormat Technologies, Inc.	18,721	1,308,973
Sunnova Energy International, Inc.(x)*	35,479	371,465

		1,974,422

Multi-Utilities (0.4%)
Avista Corp.	26,725	865,088
Black Hills Corp.	24,063	1,217,347
Northwestern Energy Group, Inc.	20,997	1,009,116
Unitil Corp.	5,706	243,703

		3,335,254

Water Utilities (0.4%)
American States Water Co.	13,236	1,041,409
Artesian Resources Corp., Class A	2,087	87,633
Cadiz, Inc.(x)*	15,056	49,835
California Water Service Group	20,023	947,288
Consolidated Water Co. Ltd.	4,996	142,086
Global Water Resources, Inc.	3,196	31,161
Middlesex Water Co.	6,792	449,970
Pure Cycle Corp.*	5,508	52,877
SJW Group	10,641	639,631
York Water Co. (The)	3,998	149,885

		3,591,775

Total Utilities		22,485,268

Total Common Stocks (90.4%) (Cost $666,111,669)		795,576,131

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	10,800

Total Financials		10,800

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	19,200	9,600
Chinook Therapeutics, Inc., CVR(r)*	20,304	8,121

Total Health Care		17,721

Total Rights (0.0%)† (Cost $18,314)		28,521

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.6%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	3,000,000	3,000,000
Fidelity Government Portfolio, Institutional Shares 5.23% (7 day yield) (xx)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund 5.24% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	14,551,645	14,551,645
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	30,753,085	30,762,311
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.27% (7 day yield) (xx)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.25% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		66,313,956

Total Short-Term Investments (7.6%) (Cost $66,300,167)		66,313,956

Total Investments in Securities (98.0%) (Cost $732,430,150)		861,918,608
Other Assets Less Liabilities (2.0%)		17,816,270

Net Assets (100%)		$879,734,878

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $594,132 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $40,175,048. This was collateralized by $6,292,303 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/3/23 - 2/15/53 and by cash of $35,551,645 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	6,248	392,654	—	(45,230)	16,412	52,281	416,117	4,023	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	21,513	285,292	—	(19,415)	4,485	(3,601)	266,761	18,041	—

Total		677,946	—	(64,645)	20,897	48,680	682,878	22,064	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	950	12/2023	USD	85,433,500	(3,525,372)

					(3,525,372)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$19,092,006	$—	$—		$19,092,006
Consumer Discretionary	84,319,538	—	—		84,319,538
Consumer Staples	28,516,243	—	—		28,516,243
Energy	66,993,767	—	—		66,993,767
Financials	128,273,102	—	—		128,273,102
Health Care	117,956,868	—	—	(b)	117,956,868
Industrials	136,273,581	—	1,617,967		137,891,548
Information Technology	105,858,159	—	—		105,858,159
Materials	36,294,293	—	—		36,294,293
Real Estate	47,895,339	—	—		47,895,339
Utilities	22,485,268	—	—		22,485,268
Rights
Financials	—	10,800	—		10,800
Health Care	—	—	17,721		17,721
Short-Term Investments
Investment Companies	66,313,956	—	—		66,313,956

Total Assets	$860,272,120	$10,800	$1,635,688		$861,918,608

Liabilities:
Futures	$(3,525,372)	$—	$—		$(3,525,372)

Total Liabilities	$(3,525,372)	$—	$—		$(3,525,372)

Total	$856,746,748	$10,800	$1,635,688		$858,393,236

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $1,617,967 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,693,460
Aggregate gross unrealized depreciation	(169,566,398)

Net unrealized appreciation	$128,127,062

Federal income tax cost of investments in securities and derivative instruments, if applicable	$730,266,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
Ampol Ltd.	16,394	$356,270
ANZ Group Holdings Ltd.	217,125	3,582,149
APA Group	85,693	457,299
Aristocrat Leisure Ltd.	43,175	1,133,970
ASX Ltd.	13,899	510,445
Aurizon Holdings Ltd.	133,929	300,523
BHP Group Ltd. (ASE Stock Exchange)	191,040	5,435,191
BHP Group Ltd. (London Stock Exchange)	174,074	4,968,810
BlueScope Steel Ltd.	32,994	412,390
Brambles Ltd.	102,217	941,116
Cochlear Ltd.	4,850	796,166
Coles Group Ltd.	95,039	950,799
Commonwealth Bank of Australia	121,009	7,777,940
Computershare Ltd.	41,625	694,762
Dexus (REIT)	75,088	352,428
EBOS Group Ltd.	10,439	213,976
Endeavour Group Ltd.	98,847	334,928
Flutter Entertainment plc*	12,729	2,084,603
Fortescue Metals Group Ltd.	123,336	1,658,933
Glencore plc	760,373	4,359,408
Goodman Group (REIT)	120,899	1,667,352
GPT Group (The) (REIT)	138,618	347,585
IDP Education Ltd.	15,894	218,483
IGO Ltd.	49,944	406,531
Insurance Australia Group Ltd.	178,078	650,333
Lendlease Corp. Ltd.	52,379	241,801
Lottery Corp. Ltd. (The)	162,930	494,448
Macquarie Group Ltd.	26,566	2,864,931
Medibank Pvt Ltd.	199,051	440,251
Mineral Resources Ltd.	13,009	565,666
Mirvac Group (REIT)	291,783	399,592
National Australia Bank Ltd.	226,905	4,240,981
Newcrest Mining Ltd.	63,960	1,008,338
Northern Star Resources Ltd.	82,049	551,801
Orica Ltd.	33,906	339,860
Origin Energy Ltd.	128,403	724,848
Pilbara Minerals Ltd.(x)	192,800	533,031
Qantas Airways Ltd.*	62,847	209,311
QBE Insurance Group Ltd.	107,128	1,082,072
Ramsay Health Care Ltd.	13,602	453,624
REA Group Ltd.	3,970	393,904
Reece Ltd.	16,362	195,987
Rio Tinto Ltd.	26,713	1,950,235
Rio Tinto plc	81,468	5,142,910
Santos Ltd.	232,798	1,182,452
Scentre Group (REIT)	375,395	593,746
SEEK Ltd.	24,638	349,611
Sonic Healthcare Ltd.	32,854	629,480
South32 Ltd.	328,674	716,378
Stockland (REIT)	178,390	449,608
Suncorp Group Ltd.	93,250	837,573
Telstra Group Ltd.	284,295	703,732
Transurban Group	221,170	1,804,534
Treasury Wine Estates Ltd.	49,957	396,038
Vicinity Ltd. (REIT)	285,547	311,189
Washington H Soul Pattinson & Co. Ltd.	16,022	335,721
Wesfarmers Ltd.	81,799	2,780,048
Westpac Banking Corp.	253,685	3,449,708
WiseTech Global Ltd.	11,847	495,488
Woodside Energy Group Ltd. (ASE Stock Exchange)	105,813	2,482,497
Woodside Energy Group Ltd. (London Stock Exchange)	31,454	730,322
Woolworths Group Ltd.	87,618	2,102,385

		82,796,491

Austria (0.2%)
Erste Group Bank AG	24,579	852,865
Mondi plc	34,324	574,785
OMV AG	10,607	508,230
Verbund AG	4,779	389,303
voestalpine AG	8,200	224,019

		2,549,202

Belgium (0.7%)
Ageas SA/NV	11,288	465,793
Anheuser-Busch InBev SA/NV	62,882	3,490,970
D’ieteren Group	1,619	273,699
Elia Group SA/NV	1,950	191,011
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	196,034
Groupe Bruxelles Lambert SA	4,350	324,508
KBC Group NV	17,765	1,110,770
Lotus Bakeries NV	29	235,777
Sofina SA	1,051	213,122
Solvay SA	5,298	587,298
UCB SA	9,294	761,914
Umicore SA	15,545	368,965
Warehouses De Pauw CVA (REIT)	12,183	301,918

		8,521,779

Brazil (0.0%)†
Yara International ASA	11,927	451,918

Burkina Faso (0.0%)†
Endeavour Mining plc	14,036	271,608

Chile (0.1%)
Antofagasta plc	28,601	498,665

China (0.4%)
BOC Hong Kong Holdings Ltd.	270,917	742,077
Budweiser Brewing Co. APAC Ltd.(m)	124,776	246,335
ESR Group Ltd.(m)	139,660	196,178
Prosus NV*	110,357	3,257,564
SITC International Holdings Co. Ltd.	87,992	147,872
Wilmar International Ltd.	142,945	390,040
Xinyi Glass Holdings Ltd.	113,085	146,430

		5,126,496

Denmark (3.0%)
AP Moller - Maersk A/S, Class A	213	378,327
AP Moller - Maersk A/S, Class B	354	639,056
Carlsberg A/S, Class B	7,118	899,430
Chr Hansen Holding A/S	7,857	481,592
Coloplast A/S, Class B	9,446	1,001,046
Danske Bank A/S	49,998	1,164,821
Demant A/S*	7,199	298,596
DSV A/S	13,444	2,513,681
Genmab A/S*	4,833	1,718,229
Novo Nordisk A/S, Class B	235,594	21,504,012
Novozymes A/S, Class B	14,645	591,036
Orsted A/S(m)	13,754	750,826
Pandora A/S	6,099	632,513
ROCKWOOL A/S, Class B	643	156,091
Tryg A/S	26,058	477,798
Vestas Wind Systems A/S*	72,381	1,555,056

		34,762,110

Finland (1.0%)
Elisa OYJ	10,004	464,213
Fortum OYJ	32,941	382,921
Kesko OYJ, Class B	19,040	341,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kone OYJ, Class B	24,816	$1,047,370
Metso OYJ	47,217	496,905
Neste OYJ	29,951	1,017,419
Nokia OYJ	388,880	1,466,959
Nordea Bank Abp (Helsinki Stock Exchange)	4,742	52,200
Nordea Bank Abp (Stockholm Stock Exchange)	228,602	2,513,345
Orion OYJ, Class B	8,165	321,300
Sampo OYJ, Class A	33,352	1,445,012
Stora Enso OYJ, Class R	43,153	542,463
UPM-Kymmene OYJ	38,372	1,317,269
Wartsila OYJ Abp	35,088	398,976

		11,807,959

France (9.3%)
Accor SA	13,700	462,629
Adevinta ASA*	21,136	209,253
Aeroports de Paris SA	2,097	248,088
Air Liquide SA	37,883	6,401,880
Airbus SE	42,889	5,757,831
Alstom SA	20,675	494,005
Amundi SA(m)	4,768	268,936
Arkema SA	4,327	428,011
AXA SA	132,793	3,956,342
BioMerieux	3,119	302,782
BNP Paribas SA	75,744	4,839,255
Bollore SE	53,264	286,635
Bouygues SA	13,766	482,323
Bureau Veritas SA	20,727	515,189
Capgemini SE	12,031	2,108,939
Carrefour SA	43,821	754,480
Cie de Saint-Gobain SA	33,394	2,008,194
Cie Generale des Etablissements Michelin SCA	49,511	1,521,684
Covivio SA (REIT)	3,217	143,189
Credit Agricole SA	87,229	1,078,270
Danone SA	46,402	2,563,798
Dassault Aviation SA	1,490	281,034
Dassault Systemes SE	47,905	1,787,606
Edenred SE	18,099	1,134,333
Eiffage SA	5,471	520,811
Engie SA	131,183	2,015,213
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	932,029
EssilorLuxottica SA (Euronext Paris)	15,809	2,760,495
Eurazeo SE	3,293	196,532
Gecina SA (REIT)	3,254	332,848
Getlink SE	26,611	425,112
Hermes International SCA	2,292	4,191,681
Ipsen SA	2,601	341,539
Kering SA	5,385	2,458,933
Klepierre SA (REIT)	15,122	371,395
La Francaise des Jeux SAEM(m)	7,670	249,761
Legrand SA	19,504	1,800,179
L’Oreal SA	17,431	7,246,253
LVMH Moet Hennessy Louis Vuitton SE	19,931	15,096,016
Orange SA	133,712	1,535,246
Pernod Ricard SA	14,704	2,453,905
Publicis Groupe SA	16,633	1,261,917
Remy Cointreau SA	1,693	207,005
Renault SA	13,794	566,942
Safran SA	24,742	3,888,196
Sartorius Stedim Biotech	1,996	476,921
SEB SA	1,667	156,240
Societe Generale SA	51,835	1,262,925
Sodexo SA	6,252	644,600
Teleperformance SE	4,287	541,172
Thales SA	7,691	1,082,277
TotalEnergies SE	162,323	10,693,392
Unibail-Rodamco-Westfield (REIT)*	8,871	438,462
Valeo SE	15,108	260,838
Veolia Environnement SA	48,717	1,412,811
Vinci SA	38,467	4,271,083
Vivendi SE	52,607	461,413
Wendel SE	1,790	142,030
Worldline SA(m)*	16,822	473,972

		109,204,830

Germany (7.4%)
adidas AG	11,802	2,079,028
Allianz SE (Registered)	29,020	6,924,791
BASF SE	64,721	2,938,909
Bayer AG (Registered)	71,115	3,417,219
Bayerische Motoren Werke AG	21,731	2,214,340
Bayerische Motoren Werke AG (Preference)(q)	4,375	408,429
Bechtle AG	5,485	256,549
Beiersdorf AG	7,167	925,569
Brenntag SE	10,596	823,169
Carl Zeiss Meditec AG	2,920	255,679
Commerzbank AG	76,557	873,341
Continental AG	7,667	541,152
Covestro AG(m)*	14,074	759,759
Daimler Truck Holding AG	36,127	1,253,569
Deutsche Bank AG (Registered)	141,810	1,566,754
Deutsche Boerse AG	13,716	2,373,853
Deutsche Lufthansa AG (Registered)*	42,677	338,673
Deutsche Post AG	71,562	2,915,517
Deutsche Telekom AG (Registered)	234,320	4,921,995
Dr Ing hc F Porsche AG (Preference)(m)(q)	8,057	758,125
E.ON SE	163,185	1,932,306
Evonik Industries AG	15,424	282,519
Fresenius Medical Care AG & Co. KGaA	14,514	626,687
Fresenius SE & Co. KGaA	30,533	950,999
GEA Group AG	11,253	415,927
Hannover Rueck SE	4,402	967,570
Heidelberg Materials AG	10,274	798,588
HelloFresh SE*	11,365	339,802
Henkel AG & Co. KGaA	7,485	472,595
Henkel AG & Co. KGaA (Preference)(q)	12,060	860,144
Infineon Technologies AG	94,549	3,134,306
Knorr-Bremse AG	5,205	331,170
LEG Immobilien SE*	5,179	357,769
Mercedes-Benz Group AG	57,927	4,035,322
Merck KGaA	9,421	1,575,230
MTU Aero Engines AG	3,848	698,730
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,853	3,844,946
Nemetschek SE	4,051	247,895
Porsche Automobil Holding SE (Preference)(q)	11,045	544,747
Puma SE	7,454	463,388
Rational AG	351	222,657
Rheinmetall AG	3,174	818,458
RWE AG	45,273	1,682,451
SAP SE	75,543	9,809,368
Sartorius AG (Preference)(q)	1,865	634,516
Scout24 SE(m)	5,789	401,867
Siemens AG (Registered)	54,981	7,885,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens Energy AG*	38,038	$497,870
Siemens Healthineers AG(m)	20,084	1,019,223
Symrise AG, Class A	9,613	917,953
Talanx AG	4,789	303,790
Telefonica Deutschland Holding AG	59,571	106,754
Volkswagen AG	2,091	275,676
Volkswagen AG (Preference)(q)	14,949	1,721,778
Vonovia SE	53,022	1,278,672
Wacker Chemie AG	1,380	197,914
Zalando SE(m)*	15,991	357,234

		87,558,975

Hong Kong (1.9%)
AIA Group Ltd.	833,827	6,798,646
CK Asset Holdings Ltd.	144,605	761,716
CK Infrastructure Holdings Ltd.	42,150	199,421
CLP Holdings Ltd.	118,067	873,710
Futu Holdings Ltd. (ADR)*	4,379	253,150
Hang Lung Properties Ltd.	113,376	155,203
Hang Seng Bank Ltd.	54,815	682,129
Henderson Land Development Co. Ltd.	111,451	293,893
HKT Trust & HKT Ltd.	275,518	287,799
Hong Kong & China Gas Co. Ltd.	807,009	562,674
Hong Kong Exchanges & Clearing Ltd.	87,287	3,261,440
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	70,131	245,458
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,715	13,263
Jardine Matheson Holdings Ltd. (London Stock Exchange)	11,157	520,474
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	703	32,633
Link REIT (REIT)	180,033	882,813
MTR Corp. Ltd.	107,472	425,444
New World Development Co. Ltd.	102,302	199,092
Power Assets Holdings Ltd.	102,699	497,040
Prudential plc	198,293	2,150,339
Sino Land Co. Ltd.	259,952	293,116
Sun Hung Kai Properties Ltd.	104,531	1,118,600
Swire Pacific Ltd., Class A	32,585	219,912
Swire Properties Ltd.	78,454	163,702
Techtronic Industries Co. Ltd.	100,796	978,233
WH Group Ltd.(m)	586,735	307,942
Wharf Real Estate Investment Co. Ltd.	122,474	473,102

		22,650,944

Ireland (0.4%)
AerCap Holdings NV*	11,533	722,773
AIB Group plc	103,409	465,742
Bank of Ireland Group plc	76,289	749,299
Kerry Group plc (London Stock Exchange), Class A	9	738
Kerry Group plc (Irish Stock Exchange), Class A	11,450	958,515
Kingspan Group plc	11,147	836,276
Smurfit Kappa Group plc	19,013	634,403

		4,367,746

Israel (0.6%)
Azrieli Group Ltd.	3,365	172,383
Bank Hapoalim BM	91,818	815,802
Bank Leumi Le-Israel BM	110,969	916,717
Check Point Software Technologies Ltd.*	6,742	898,574
Elbit Systems Ltd.	1,864	370,474
Global-e Online Ltd.*	6,522	259,184
ICL Group Ltd.	57,064	315,219
Israel Discount Bank Ltd., Class A	90,331	487,616
Mizrahi Tefahot Bank Ltd.	11,073	400,907
Nice Ltd.*	4,593	776,799
Teva Pharmaceutical Industries Ltd. (ADR)*	79,491	810,808
Wix.com Ltd.*	4,094	375,829

		6,600,312

Italy (2.0%)
Amplifon SpA	8,831	262,545
Assicurazioni Generali SpA	72,654	1,487,492
Coca-Cola HBC AG	15,869	435,446
Davide Campari-Milano NV	37,510	442,775
DiaSorin SpA	1,919	175,334
Enel SpA	587,987	3,617,999
Eni SpA	168,204	2,713,031
Ferrari NV	9,112	2,694,535
FinecoBank Banca Fineco SpA	44,324	539,611
Infrastrutture Wireless Italiane SpA(m)	25,404	302,560
Intesa Sanpaolo SpA	1,121,913	2,894,188
Mediobanca Banca di Credito Finanziario SpA	39,287	520,448
Moncler SpA	14,800	861,853
Nexi SpA(m)*	43,195	264,326
Poste Italiane SpA(m)	36,799	387,812
Prysmian SpA	19,126	771,430
Recordati Industria Chimica e Farmaceutica SpA	7,282	344,218
Snam SpA	147,968	695,998
Telecom Italia SpA*	759,438	237,743
Terna - Rete Elettrica Nazionale	102,019	768,823
UniCredit SpA	133,281	3,202,915

		23,621,082

Japan (20.7%)
Advantest Corp.(x)	55,320	1,547,731
Aeon Co. Ltd.	46,908	929,905
AGC, Inc.	13,886	487,274
Aisin Corp.	11,018	416,567
Ajinomoto Co., Inc.(x)	32,490	1,253,161
ANA Holdings, Inc.(x)*	11,812	247,638
Asahi Group Holdings Ltd.	34,472	1,289,471
Asahi Intecc Co. Ltd.	14,996	269,735
Asahi Kasei Corp.	91,813	577,456
Astellas Pharma, Inc.	131,978	1,831,654
Azbil Corp.(x)	8,153	249,762
Bandai Namco Holdings, Inc.	44,445	904,722
BayCurrent Consulting, Inc.	10,056	336,321
Bridgestone Corp.	41,761	1,628,914
Brother Industries Ltd.	15,527	250,246
Canon, Inc.(x)	73,119	1,763,878
Capcom Co. Ltd.(x)	12,526	451,368
Central Japan Railway Co.	52,425	1,275,193
Chiba Bank Ltd. (The)	35,383	257,488
Chubu Electric Power Co., Inc.	47,839	610,472
Chugai Pharmaceutical Co. Ltd.	49,077	1,518,550
Concordia Financial Group Ltd.	78,449	357,756
CyberAgent, Inc.(x)	30,887	166,650
Dai Nippon Printing Co. Ltd.	16,632	432,939
Daifuku Co. Ltd.(x)	21,439	405,926
Dai-ichi Life Holdings, Inc.	67,967	1,408,551
Daiichi Sankyo Co. Ltd.	133,924	3,679,684
Daikin Industries Ltd.	18,830	2,957,938
Daito Trust Construction Co. Ltd.	4,337	457,091
Daiwa House Industry Co. Ltd.	42,606	1,144,694
Daiwa House REIT Investment Corp. (REIT)	169	298,328
Daiwa Securities Group, Inc.	95,565	551,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Denso Corp.	125,452	$2,015,593
Dentsu Group, Inc.	14,196	417,976
Disco Corp.	6,533	1,205,702
East Japan Railway Co.	22,243	1,273,346
Eisai Co. Ltd.	18,296	1,016,662
ENEOS Holdings, Inc.	214,478	846,631
FANUC Corp.	68,388	1,781,548
Fast Retailing Co. Ltd.	12,655	2,759,813
Fuji Electric Co. Ltd.	9,130	412,145
FUJIFILM Holdings Corp.	27,377	1,586,122
Fujitsu Ltd.	12,605	1,484,529
GLP J-REIT (REIT)	350	313,136
GMO Payment Gateway, Inc.	3,030	165,794
Hakuhodo DY Holdings, Inc.(x)	14,934	122,868
Hamamatsu Photonics KK	10,299	434,110
Hankyu Hanshin Holdings, Inc.(x)	16,754	571,883
Hikari Tsushin, Inc.(x)	1,374	209,401
Hirose Electric Co. Ltd.(x)	2,100	243,389
Hitachi Construction Machinery Co. Ltd.(x)	8,285	252,032
Hitachi Ltd.	67,844	4,210,741
Honda Motor Co. Ltd.	334,197	3,761,505
Hoshizaki Corp.	8,126	282,485
Hoya Corp.	25,657	2,631,113
Hulic Co. Ltd.	25,898	232,396
Ibiden Co. Ltd.(x)	8,485	452,185
Idemitsu Kosan Co. Ltd.(x)	13,826	318,079
Iida Group Holdings Co. Ltd.(x)	10,086	167,819
Inpex Corp.	68,976	1,041,286
Isuzu Motors Ltd.	40,679	511,890
ITOCHU Corp.(x)	86,060	3,113,225
Japan Airlines Co. Ltd.	9,743	189,592
Japan Exchange Group, Inc.	36,741	682,010
Japan Metropolitan Fund Invest (REIT)	542	351,807
Japan Post Bank Co. Ltd.	104,409	908,968
Japan Post Holdings Co. Ltd.	159,042	1,274,443
Japan Post Insurance Co. Ltd.	14,072	237,343
Japan Real Estate Investment Corp. (REIT)(x)	95	370,617
Japan Tobacco, Inc.	87,400	2,011,884
JFE Holdings, Inc.(x)	34,723	509,088
JSR Corp.	12,520	336,542
Kajima Corp.	30,494	496,568
Kansai Electric Power Co., Inc. (The)(x)	52,167	725,220
Kao Corp.	33,989	1,262,533
Kawasaki Kisen Kaisha Ltd.(x)	10,442	356,638
KDDI Corp.	108,154	3,312,506
Keio Corp.(x)	7,624	262,330
Keisei Electric Railway Co. Ltd.	9,085	314,911
Keyence Corp.	14,017	5,205,725
Kikkoman Corp.(x)	9,808	514,815
Kintetsu Group Holdings Co. Ltd.(x)	13,254	375,873
Kirin Holdings Co. Ltd.	55,053	771,051
Kobayashi Pharmaceutical Co. Ltd.	3,780	168,840
Kobe Bussan Co. Ltd.	10,663	250,164
Koei Tecmo Holdings Co. Ltd.(x)	7,895	112,291
Koito Manufacturing Co. Ltd.(x)	14,927	225,393
Komatsu Ltd.	66,943	1,811,098
Konami Group Corp.	6,997	369,281
Kose Corp.	2,336	169,682
Kubota Corp.	73,341	1,081,662
Kurita Water Industries Ltd.(x)	7,153	249,570
Kyocera Corp.	23,631	1,199,735
Kyowa Kirin Co. Ltd.	19,825	345,452
Lasertec Corp.	5,555	864,995
Lixil Corp.	20,933	243,943
M3, Inc.	32,381	588,509
Makita Corp.	16,394	405,023
Marubeni Corp.	104,226	1,626,439
MatsukiyoCocokara & Co.	24,135	432,909
Mazda Motor Corp.	40,737	462,462
McDonald’s Holdings Co. Japan Ltd.(x)	5,958	227,651
Meiji Holdings Co. Ltd.	16,560	411,784
Minebea Mitsumi, Inc.(x)	27,222	444,744
MISUMI Group, Inc.	20,240	316,453
Mitsubishi Chemical Group Corp.	91,590	577,770
Mitsubishi Corp.	83,011	3,959,465
Mitsubishi Electric Corp.	138,348	1,711,760
Mitsubishi Estate Co. Ltd.	81,117	1,061,187
Mitsubishi HC Capital, Inc.	58,281	388,436
Mitsubishi Heavy Industries Ltd.	23,520	1,313,557
Mitsubishi UFJ Financial Group, Inc.	825,480	7,006,969
Mitsui & Co. Ltd.	95,016	3,448,018
Mitsui Chemicals, Inc.	11,998	311,270
Mitsui Fudosan Co. Ltd.	63,934	1,409,252
Mitsui OSK Lines Ltd.(x)	24,288	667,985
Mizuho Financial Group, Inc.(x)	173,297	2,946,652
MonotaRO Co. Ltd.	18,299	195,982
MS&AD Insurance Group Holdings, Inc.(x)	31,065	1,142,279
Murata Manufacturing Co. Ltd.	124,104	2,270,479
NEC Corp.	17,513	968,114
Nexon Co. Ltd.	26,306	470,618
NGK Insulators Ltd.	17,180	227,856
Nidec Corp.	29,881	1,385,875
Nintendo Co. Ltd.	75,173	3,133,885
Nippon Building Fund, Inc. (REIT)	113	458,231
Nippon Express Holdings, Inc.	5,569	290,785
Nippon Paint Holdings Co. Ltd.	63,999	430,828
Nippon Prologis REIT, Inc. (REIT)	167	312,007
Nippon Sanso Holdings Corp.	13,390	317,636
Nippon Steel Corp.(x)	59,421	1,393,674
Nippon Telegraph & Telephone Corp.	2,160,287	2,552,909
Nippon Yusen KK(x)	35,524	923,757
Nissan Chemical Corp.(x)	8,845	376,374
Nissan Motor Co. Ltd.	165,588	731,650
Nissin Foods Holdings Co. Ltd.	4,439	369,075
Nitori Holdings Co. Ltd.	5,608	627,072
Nitto Denko Corp.	10,369	680,535
Nomura Holdings, Inc.	213,420	855,594
Nomura Real Estate Holdings, Inc.	7,440	186,846
Nomura Real Estate Master Fund, Inc. (REIT)(x)	321	359,578
Nomura Research Institute Ltd.	27,996	729,312
NTT Data Group Corp.	45,537	610,806
Obayashi Corp.	48,937	431,113
Obic Co. Ltd.	5,031	763,706
Odakyu Electric Railway Co. Ltd.(x)	21,769	325,501
Oji Holdings Corp.(x)	63,771	268,415
Olympus Corp.	88,371	1,148,102
Omron Corp.(x)	13,137	586,084
Ono Pharmaceutical Co. Ltd.	26,962	517,445
Open House Group Co. Ltd.	5,388	182,941
Oracle Corp.	2,548	189,259
Oriental Land Co. Ltd.(x)	78,858	2,590,430
ORIX Corp.	85,076	1,590,051
Osaka Gas Co. Ltd.	27,281	449,450
Otsuka Corp.	8,125	344,269
Otsuka Holdings Co. Ltd.	28,305	1,006,320
Pan Pacific International Holdings Corp.	27,994	587,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Panasonic Holdings Corp.	158,360	$1,782,398
Persol Holdings Co. Ltd.	139,220	226,754
Rakuten Group, Inc.	108,146	443,685
Recruit Holdings Co. Ltd.	104,235	3,214,796
Renesas Electronics Corp.*	93,112	1,424,033
Resona Holdings, Inc.	152,789	846,862
Ricoh Co. Ltd.(x)	37,429	323,221
Rohm Co. Ltd.(x)	24,760	466,735
SBI Holdings, Inc.	17,170	361,691
SCSK Corp.	10,187	177,850
Secom Co. Ltd.	15,400	1,044,941
Seiko Epson Corp.	20,256	318,465
Sekisui Chemical Co. Ltd.	25,993	374,484
Sekisui House Ltd.	43,784	872,223
Seven & i Holdings Co. Ltd.	54,881	2,150,216
SG Holdings Co. Ltd.(x)	22,999	294,721
Sharp Corp.(x)*	16,811	104,844
Shimadzu Corp.(x)	17,776	472,472
Shimano, Inc.	5,438	733,788
Shimizu Corp.	37,149	258,407
Shin-Etsu Chemical Co. Ltd.	131,877	3,832,587
Shionogi & Co. Ltd.	19,041	851,901
Shiseido Co. Ltd.	29,392	1,032,575
Shizuoka Financial Group, Inc.(x)	31,685	258,458
SMC Corp.	4,054	1,817,030
SoftBank Corp.	205,829	2,328,385
SoftBank Group Corp.	74,477	3,157,199
Sompo Holdings, Inc.	21,924	943,771
Sony Group Corp.	91,218	7,471,282
Square Enix Holdings Co. Ltd.	6,019	206,420
Subaru Corp.	45,296	880,823
SUMCO Corp.	23,849	311,039
Sumitomo Chemical Co. Ltd.(x)	101,364	276,065
Sumitomo Corp.	75,512	1,507,815
Sumitomo Electric Industries Ltd.	51,358	619,121
Sumitomo Metal Mining Co. Ltd.	17,145	504,690
Sumitomo Mitsui Financial Group, Inc.	91,690	4,507,805
Sumitomo Mitsui Trust Holdings, Inc.	24,048	906,145
Sumitomo Realty & Development Co. Ltd.	21,247	552,502
Suntory Beverage & Food Ltd.	10,580	322,129
Suzuki Motor Corp.	26,362	1,061,254
Sysmex Corp.	12,349	589,437
T&D Holdings, Inc.	35,355	583,887
Taisei Corp.(x)	12,523	440,869
Takeda Pharmaceutical Co. Ltd.	114,409	3,553,079
TDK Corp.	27,882	1,034,007
Terumo Corp.	47,912	1,270,579
TIS, Inc.(x)	15,816	348,515
Tobu Railway Co. Ltd.(x)	14,075	361,859
Toho Co. Ltd.	8,205	280,125
Tokio Marine Holdings, Inc.	129,992	3,014,068
Tokyo Electric Power Co. Holdings, Inc.*	113,161	506,438
Tokyo Electron Ltd.	34,060	4,658,635
Tokyo Gas Co. Ltd.	28,447	645,502
Tokyu Corp.	36,257	418,275
TOPPAN Holdings, Inc.	16,990	406,446
Toray Industries, Inc.	97,267	506,382
Toshiba Corp.*	1,952	60,125
Tosoh Corp.	18,007	231,112
TOTO Ltd.	9,026	233,321
Toyota Industries Corp.	10,712	844,043
Toyota Motor Corp.	764,923	13,705,041
Toyota Tsusho Corp.	15,193	894,154
Trend Micro, Inc.	9,936	376,855
Unicharm Corp.	29,412	1,041,347
USS Co. Ltd.	15,051	249,020
Welcia Holdings Co. Ltd.	7,372	127,446
West Japan Railway Co.	15,797	653,804
Yakult Honsha Co. Ltd.	17,856	434,093
Yamaha Corp.	10,333	282,526
Yamaha Motor Co. Ltd.	21,038	553,402
Yamato Holdings Co. Ltd.	19,916	324,515
Yaskawa Electric Corp.	16,915	610,656
Yokogawa Electric Corp.	16,348	315,988
Z Holdings Corp.	190,394	529,368
Zensho Holdings Co. Ltd.(x)	6,742	293,158
ZOZO, Inc.(x)	9,782	179,518

		243,857,123

Jordan (0.0%)†
Hikma Pharmaceuticals plc	11,438	291,391

Luxembourg (0.1%)
ArcelorMittal SA	35,182	884,339
Eurofins Scientific SE	9,667	546,793

		1,431,132

Macau (0.1%)
Galaxy Entertainment Group Ltd.	160,282	965,055
Sands China Ltd.*	176,146	539,845

		1,504,900

Netherlands (4.9%)
ABN AMRO Bank NV (CVA)(m)	29,028	412,472
Adyen NV(m)*	1,571	1,172,125
Aegon NV	123,814	599,795
Akzo Nobel NV	12,216	884,444
Argenx SE (Brussels Stock Exchange)*	4,056	1,975,148
Argenx SE (Vienna Stock Exchange)*	10	4,799
ASM International NV	3,418	1,436,438
ASML Holding NV	29,105	17,204,212
ASR Nederland NV	11,540	433,368
BE Semiconductor Industries NV	5,566	547,273
Euronext NV(m)	6,447	449,862
EXOR NV(x)	7,768	689,376
Heineken Holding NV	9,358	706,413
Heineken NV	20,792	1,834,646
IMCD NV	4,087	518,518
ING Groep NV	261,667	3,471,925
JDE Peet’s NV	7,692	214,857
Koninklijke Ahold Delhaize NV	70,166	2,115,699
Koninklijke KPN NV	237,108	781,878
Koninklijke Philips NV*	67,311	1,349,707
NN Group NV	18,665	600,690
OCI NV	8,408	234,590
Randstad NV	8,021	444,193
Shell plc	484,011	15,389,520
Universal Music Group NV	58,386	1,526,548
Wolters Kluwer NV	18,565	2,250,333

		57,248,829

New Zealand (0.2%)
Auckland International Airport Ltd.	91,948	435,912
Fisher & Paykel Healthcare Corp. Ltd.	42,727	552,630
Mercury NZ Ltd.	47,690	174,356
Meridian Energy Ltd.	96,949	298,667
Spark New Zealand Ltd.	129,742	374,030
Xero Ltd.*	10,259	741,591

		2,577,186

Norway (0.6%)
Aker BP ASA	23,744	657,049
DNB Bank ASA	67,506	1,360,640
Equinor ASA	65,041	2,135,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Gjensidige Forsikring ASA	15,220	$224,103
Kongsberg Gruppen ASA	6,226	256,801
Mowi ASA	31,410	556,601
Norsk Hydro ASA	95,425	599,493
Orkla ASA	54,530	407,727
Salmar ASA	4,998	253,903
Telenor ASA	51,478	584,723

		7,036,208

Portugal (0.2%)
EDP - Energias de Portugal SA	215,557	897,005
Galp Energia SGPS SA	35,027	519,933
Jeronimo Martins SGPS SA	20,063	450,959

		1,867,897

Singapore (1.5%)
CapitaLand Ascendas REIT (REIT)	247,365	497,625
CapitaLand Integrated Commercial Trust (REIT)	381,204	515,894
CapitaLand Investment Ltd.	182,579	414,042
City Developments Ltd.	35,211	170,260
DBS Group Holdings Ltd.	130,978	3,223,190
Genting Singapore Ltd.	432,369	267,265
Grab Holdings Ltd., Class A*	130,704	462,692
Jardine Cycle & Carriage Ltd.	6,315	147,504
Keppel Corp. Ltd.	103,346	514,084
Mapletree Logistics Trust (REIT)	250,122	307,392
Mapletree Pan Asia Commercial Trust (REIT)	172,410	180,356
Oversea-Chinese Banking Corp. Ltd.	247,665	2,320,840
Sea Ltd. (ADR)*	26,695	1,173,245
Seatrium Ltd.*	3,055,605	299,525
Sembcorp Industries Ltd.	64,500	240,165
Singapore Airlines Ltd.	97,209	459,378
Singapore Exchange Ltd.	62,189	443,557
Singapore Technologies Engineering Ltd.	110,434	315,872
Singapore Telecommunications Ltd.	587,232	1,039,577
STMicroelectronics NV	49,315	2,136,888
United Overseas Bank Ltd.	92,474	1,927,951
UOL Group Ltd.	37,047	173,988

		17,231,290

South Africa (0.2%)
Anglo American plc	91,629	2,532,751

South Korea (0.0%)†
Delivery Hero SE(m)*	12,157	349,216

Spain (2.3%)
Acciona SA	1,731	220,893
ACS Actividades de Construccion y Servicios SA	15,423	555,544
Aena SME SA(m)	5,341	805,230
Amadeus IT Group SA	32,464	1,965,997
Banco Bilbao Vizcaya Argentaria SA	429,949	3,504,685
Banco Santander SA	1,168,388	4,469,854
CaixaBank SA	297,174	1,189,513
Cellnex Telecom SA(m)	40,564	1,413,961
Corp. ACCIONA Energias Renovables SA	5,240	135,176
EDP Renovaveis SA	20,464	335,676
Enagas SA(x)	18,189	301,531
Endesa SA	22,305	454,542
Grifols SA*	20,635	268,232
Iberdrola SA	434,925	4,871,840
Industria de Diseno Textil SA	78,878	2,942,966
Naturgy Energy Group SA	9,383	255,544
Redeia Corp. SA	30,367	478,212
Repsol SA	95,014	1,564,062
Telefonica SA(x)	379,071	1,550,189

		27,283,647

Sweden (2.6%)
Alfa Laval AB	20,639	709,908
Assa Abloy AB, Class B	72,924	1,589,897
Atlas Copco AB, Class A	193,685	2,610,405
Atlas Copco AB, Class B	112,846	1,324,131
Beijer Ref AB, Class B(x)	26,520	280,358
Boliden AB	20,481	589,467
Epiroc AB, Class A	47,014	895,050
Epiroc AB, Class B	27,744	444,897
EQT AB	24,712	490,596
Essity AB, Class B	43,857	946,942
Evolution AB(m)	13,120	1,328,626
Fastighets AB Balder, Class B*	50,089	226,020
Getinge AB, Class B	16,945	298,868
H & M Hennes & Mauritz AB, Class B(x)	45,987	654,350
Hexagon AB, Class B	150,483	1,286,169
Holmen AB, Class B	6,442	251,063
Husqvarna AB, Class B(x)	24,522	187,951
Industrivarden AB, Class C	10,588	279,684
Industrivarden AB, Class A	9,687	256,061
Indutrade AB	19,915	369,480
Investment AB Latour, Class B	11,240	198,298
Investor AB, Class B	124,649	2,393,597
L E Lundbergforetagen AB, Class B	5,934	248,211
Lifco AB, Class B	16,799	295,140
Nibe Industrier AB, Class B	108,665	714,119
Saab AB, Class B	6,055	308,582
Sagax AB, Class B	13,693	261,313
Sandvik AB	76,825	1,417,587
Securitas AB, Class B	37,430	296,890
Skandinaviska Enskilda Banken AB, Class A	113,134	1,352,880
Skanska AB, Class B	25,834	425,619
SKF AB, Class B	24,200	403,461
Svenska Cellulosa AB SCA, Class B	43,313	594,458
Svenska Handelsbanken AB, Class A	104,409	932,323
Swedbank AB, Class A	60,993	1,123,778
Swedish Orphan Biovitrum AB*	13,063	267,105
Tele2 AB, Class B(x)	40,281	308,517
Telefonaktiebolaget LM Ericsson, Class B(x)	209,322	1,021,746
Telia Co. AB(x)	171,682	354,661
Volvo AB, Class A	14,673	305,398
Volvo AB, Class B	109,097	2,252,727
Volvo Car AB, Class B*	47,538	193,362

		30,689,695

Switzerland (5.6%)
ABB Ltd. (Registered)	114,323	4,096,569
Adecco Group AG (Registered)	12,090	498,736
Alcon, Inc.	36,145	2,801,252
Bachem Holding AG	2,570	190,922
Baloise Holding AG (Registered)	3,253	472,304
Banque Cantonale Vaudoise (Registered)	2,039	213,958
Barry Callebaut AG (Registered)	261	415,730
BKW AG	1,450	255,831
Chocoladefabriken Lindt & Spruengli AG	70	779,265
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	987,163
Cie Financiere Richemont SA (Registered)	37,773	4,621,812
Clariant AG (Registered)	16,237	257,209
DSM-Firmenich AG	13,043	1,104,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Dufry AG (Registered)*	7,453	$284,246
EMS-Chemie Holding AG (Registered)	497	338,265
Geberit AG (Registered)	2,452	1,229,549
Givaudan SA (Registered)	664	2,171,864
Helvetia Holding AG (Registered)	2,807	393,750
Julius Baer Group Ltd.	15,316	984,869
Kuehne + Nagel International AG (Registered)	3,962	1,129,712
Logitech International SA (Registered)	11,671	806,840
Lonza Group AG (Registered)	5,388	2,505,198
Novartis AG (Registered)	147,914	15,168,719
Partners Group Holding AG	1,638	1,851,217
Schindler Holding AG	2,953	590,374
Schindler Holding AG (Registered)	1,679	324,299
SGS SA (Registered)	10,744	904,029
SIG Group AG	22,713	561,777
Sika AG (Registered)	10,574	2,692,740
Sonova Holding AG (Registered)	3,791	901,623
Straumann Holding AG (Registered)	8,094	1,036,343
Swatch Group AG (The)	2,059	529,512
Swatch Group AG (The) (Registered)	3,445	168,797
Swiss Life Holding AG (Registered)	2,128	1,328,852
Swiss Prime Site AG (Registered)	5,645	517,723
Swisscom AG (Registered)	1,891	1,124,250
Temenos AG (Registered)	4,724	332,463
UBS Group AG (Registered)	237,975	5,899,003
VAT Group AG(m)	1,985	713,459
Zurich Insurance Group AG	10,888	4,997,049

		66,182,243

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.4%)
3i Group plc	69,660	1,761,888
abrdn plc	143,931	273,513
Admiral Group plc	14,138	410,027
Ashtead Group plc	31,934	1,948,913
Associated British Foods plc	26,067	657,714
AstraZeneca plc	111,841	15,149,479
Auto Trader Group plc(m)	64,417	485,404
Aviva plc	195,984	932,090
BAE Systems plc	220,040	2,678,802
Barclays plc	1,115,481	2,163,171
Barratt Developments plc	67,703	364,368
Berkeley Group Holdings plc	8,010	401,377
BP plc	1,252,686	8,121,929
British American Tobacco plc	153,715	4,833,103
BT Group plc	464,964	662,042
Bunzl plc	24,063	859,052
Burberry Group plc	26,883	625,987
Centrica plc	401,344	756,310
CK Hutchison Holdings Ltd.	194,763	1,042,092
CNH Industrial NV	74,895	913,769
Coca-Cola Europacific Partners plc	14,756	921,955
Compass Group plc	124,445	3,036,707
Croda International plc	10,287	616,890
DCC plc	7,425	417,540
Diageo plc	162,031	5,998,037
Entain plc	45,170	514,084
Halma plc	26,982	638,168
Hargreaves Lansdown plc	24,169	228,006
HSBC Holdings plc	1,427,092	11,228,966
Imperial Brands plc	63,280	1,287,056
Informa plc	101,209	926,632
InterContinental Hotels Group plc	11,980	887,824
Intertek Group plc	11,871	595,574
J Sainsbury plc	122,566	378,044
JD Sports Fashion plc	197,063	359,934
Johnson Matthey plc	13,582	269,782
Kingfisher plc	144,113	392,633
Land Securities Group plc (REIT)	48,975	352,431
Legal & General Group plc	436,350	1,184,569
Lloyds Banking Group plc	4,649,369	2,516,975
London Stock Exchange Group plc	29,892	3,003,041
M&G plc	168,542	405,724
Melrose Industries plc	97,567	558,543
National Grid plc	265,851	3,178,775
NatWest Group plc	423,163	1,216,922
Next plc	8,648	769,832
Ocado Group plc*	40,469	296,455
Pearson plc	46,106	488,509
Persimmon plc	22,979	302,095
Phoenix Group Holdings plc	52,359	308,045
Reckitt Benckiser Group plc	51,843	3,664,916
RELX plc (London Stock Exchange)	44,071	1,492,146
RELX plc (Euronext Amsterdam)	92,157	3,122,727
Rentokil Initial plc	181,563	1,351,746
Rolls-Royce Holdings plc*	606,869	1,635,634
Sage Group plc (The)	75,176	907,133
Schroders plc	55,757	277,015
Segro plc (REIT)	83,105	729,446
Severn Trent plc	18,379	530,333
Smith & Nephew plc	62,065	774,672
Smiths Group plc	24,808	490,194
Spirax-Sarco Engineering plc	5,438	632,041
SSE plc	77,903	1,530,296
St James’s Place plc	41,499	421,367
Standard Chartered plc	169,157	1,564,424
Taylor Wimpey plc	261,261	373,911
Tesco plc	517,515	1,668,212
Unilever plc (Cboe Europe)	138,922	6,886,248
Unilever plc (London Stock Exchange)	42,647	2,113,605
United Utilities Group plc	48,660	562,947
Vodafone Group plc	1,649,094	1,545,664
Whitbread plc	14,197	600,026
Wise plc, Class A*	46,486	388,856
WPP plc	79,277	709,001

		122,293,338

United States (6.9%)
CRH plc	52,386	2,903,072
CSL Ltd.	34,902	5,628,012
CyberArk Software Ltd.*	3,070	502,774
Experian plc	66,343	2,178,232
Ferrovial SE	36,577	1,120,300
GSK plc	296,041	5,389,098
Haleon plc	400,004	1,663,501
Holcim AG	37,628	2,416,315
James Hardie Industries plc (CHDI)*	32,157	843,347
Monday.com Ltd.*	1,503	239,308
Nestle SA (Registered)	192,757	21,845,864
QIAGEN NV*	16,733	677,033
Roche Holding AG	50,697	13,871,266
Roche Holding AG CHF 1(x)	2,314	681,042
Sanofi	82,123	8,810,955
Schneider Electric SE	39,286	6,520,184
Stellantis NV (Euronext Paris)	92,875	1,787,293
Stellantis NV (Italian Stock Exchange)	66,846	1,286,954
Swiss Re AG	21,733	2,239,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris SA	33,796	$535,426

		81,139,400

Total Common Stocks (90.3%) (Cost $811,417,048)		1,064,306,363

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,885,832	1,885,832
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		3,285,832

Total Short-Term Investments (0.3%) (Cost $3,285,832)		3,285,832

Total Investments in Securities (90.6%) (Cost $814,702,880)		1,067,592,195
Other Assets Less Liabilities (9.4%)		111,290,083

Net Assets (100%)		$1,178,882,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $13,875,211or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $26,300,517. This was collateralized by $24,540,696 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/3/23 – 5/15/53 and by cash of $3,285,832 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Financials	$203,249,732	17.2%
Industrials	169,259,466	14.4
Health Care	142,543,076	12.1
Consumer Discretionary	128,110,844	10.9
Consumer Staples	104,184,971	8.8
Information Technology	82,337,268	7.0
Materials	79,511,515	6.8
Energy	50,812,696	4.3
Communication Services	44,096,813	3.7
Utilities	35,569,835	3.0
Real Estate	24,630,147	2.1
Investment Companies	3,285,832	0.3
Cash and Other	111,290,083	9.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	975	12/2023	EUR	43,335,620	(397,412)
FTSE 100 Index	288	12/2023	GBP	26,955,035	643,676
MSCI EAFE E-Mini Index	15	12/2023	USD	1,531,125	(49,305)
SPI 200 Index	95	12/2023	AUD	10,820,366	(237,114)
TOPIX Index	170	12/2023	JPY	26,431,678	(308,641)

					(348,796)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	14,801,556	USD	9,492,430	HSBC Bank plc	12/15/2023	48,850
USD	49,013,529	EUR	45,545,258	HSBC Bank plc	12/15/2023	693,666

Total unrealized appreciation						742,516

AUD	803,251	USD	518,619	Deutsche Bank AG	12/15/2023	(832)
EUR	1,229,998	USD	1,327,610	Deutsche Bank AG	12/15/2023	(22,680)
GBP	19,703,911	USD	24,604,778	HSBC Bank plc	12/15/2023	(551,883)
JPY	3,474,375,090	USD	23,873,780	HSBC Bank plc	12/15/2023	(335,344)
USD	843,645	EUR	796,225	HSBC Bank plc	12/15/2023	(1,086)

Total unrealized depreciation						(911,825)

Net unrealized depreciation						(169,309)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$82,796,491	$—		$82,796,491
Austria	—	2,549,202	—		2,549,202
Belgium	—	8,521,779	—		8,521,779
Brazil	—	451,918	—		451,918
Burkina Faso	—	271,608	—		271,608
Chile	—	498,665	—		498,665
China	—	5,126,496	—		5,126,496
Denmark	—	34,762,110	—		34,762,110
Finland	—	11,807,959	—		11,807,959
France	—	109,204,830	—		109,204,830
Germany	—	87,558,975	—		87,558,975
Hong Kong	1,019,082	21,631,862	—		22,650,944
Ireland	722,773	3,644,973	—		4,367,746
Israel	2,344,395	4,255,917	—		6,600,312
Italy	—	23,621,082	—		23,621,082
Japan	—	243,857,123	—		243,857,123
Jordan	—	291,391	—		291,391
Luxembourg	—	1,431,132	—		1,431,132
Macau	—	1,504,900	—		1,504,900
Netherlands	—	57,248,829	—		57,248,829
New Zealand	—	2,577,186	—		2,577,186
Norway	—	7,036,208	—		7,036,208
Portugal	—	1,867,897	—		1,867,897
Singapore	1,635,937	15,595,353	—		17,231,290
South Africa	—	2,532,751	—		2,532,751
South Korea	—	349,216	—		349,216
Spain	—	27,283,647	—		27,283,647
Sweden	—	30,689,695	—		30,689,695
Switzerland	—	66,182,243	—		66,182,243
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	921,955	121,371,383	—		122,293,338
United States	742,082	80,397,318	—		81,139,400
Forward Currency Contracts	—	742,516	—		742,516
Futures	643,676	—	—		643,676
Short-Term Investments
Investment Companies	3,285,832	—	—		3,285,832

Total Assets	$11,315,732	$1,057,662,655	$—		$1,068,978,387

Liabilities:
Forward Currency Contracts	$—	$(911,825)	$—		$(911,825)
Futures	(992,472)	—	—		(992,472)

Total Liabilities	$(992,472)	$(911,825)	$—		$(1,904,297)

Total	$10,323,260	$1,056,750,830	$—		$1,067,074,090

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$403,643,875
Aggregate gross unrealized depreciation	(171,465,268)

Net unrealized appreciation	$232,178,607

Federal income tax cost of investments in securities and derivative instruments, if applicable	$834,895,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,399,241	$21,016,600
Verizon Communications, Inc.	822,837	26,668,147

		47,684,747

Entertainment (1.2%)
Activision Blizzard, Inc.	141,116	13,212,691
Electronic Arts, Inc.	48,252	5,809,541
Live Nation Entertainment, Inc.*	27,507	2,284,181
Netflix, Inc.*	86,735	32,751,136
Take-Two Interactive Software, Inc.*	30,759	4,318,256
Walt Disney Co. (The)*	358,134	29,026,761
Warner Bros Discovery, Inc.*	426,976	4,636,959

		92,039,525

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	1,161,239	151,959,735
Alphabet, Inc., Class C*	987,801	130,241,562
Match Group, Inc.*	56,199	2,201,596
Meta Platforms, Inc., Class A*	435,016	130,596,153

		414,999,046

Media (0.7%)
Charter Communications, Inc., Class A*	19,920	8,761,214
Comcast Corp., Class A	805,545	35,717,865
Fox Corp., Class A	47,556	1,483,747
Fox Corp., Class B	26,355	761,133
Interpublic Group of Cos., Inc. (The)	78,310	2,244,365
News Corp., Class A	76,282	1,530,217
News Corp., Class B	19,037	397,302
Omnicom Group, Inc.	39,450	2,938,236
Paramount Global, Class B(x)	100,033	1,290,426

		55,124,505

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	101,316	14,189,306

Total Communication Services		624,037,129

Consumer Discretionary (9.7%)
Automobile Components (0.1%)
Aptiv plc*	53,719	5,296,156
BorgWarner, Inc.	46,772	1,888,186

		7,184,342

Automobiles (2.0%)
Ford Motor Co.	777,175	9,652,513
General Motors Co.	268,691	8,858,742
Tesla, Inc.*	540,471	135,236,654

		153,747,909

Broadline Retail (3.0%)
Amazon.com, Inc.*	1,777,112	225,906,478
eBay, Inc.	104,603	4,611,946
Etsy, Inc.*	23,922	1,544,883

		232,063,307

Distributors (0.1%)
Genuine Parts Co.	28,127	4,060,976
LKQ Corp.	49,325	2,442,081
Pool Corp.	7,623	2,714,550

		9,217,607

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	83,449	11,450,037
Booking Holdings, Inc.*	6,986	21,544,475
Caesars Entertainment, Inc.*	43,235	2,003,942
Carnival Corp.*	199,610	2,738,649
Chipotle Mexican Grill, Inc., Class A*	5,446	9,976,146
Darden Restaurants, Inc.	24,261	3,474,660
Domino’s Pizza, Inc.	6,724	2,546,984
Expedia Group, Inc.*	27,615	2,846,278
Hilton Worldwide Holdings, Inc.	51,125	7,677,953
Las Vegas Sands Corp.	63,640	2,917,258
Marriott International, Inc., Class A	49,033	9,637,926
McDonald’s Corp.	142,637	37,576,291
MGM Resorts International	54,498	2,003,346
Norwegian Cruise Line Holdings Ltd.*	88,604	1,460,194
Royal Caribbean Cruises Ltd.*	46,128	4,250,234
Starbucks Corp.	224,184	20,461,274
Wynn Resorts Ltd.	18,426	1,702,747
Yum! Brands, Inc.	54,520	6,811,729

		151,080,123

Household Durables (0.3%)
DR Horton, Inc.	59,592	6,404,352
Garmin Ltd.	29,727	3,127,281
Lennar Corp., Class A	50,396	5,655,943
Mohawk Industries, Inc.*	11,414	979,435
NVR, Inc.*	620	3,697,246
PulteGroup, Inc.	43,590	3,227,840
Whirlpool Corp.	10,397	1,390,079

		24,482,176

Leisure Products (0.0%)†
Hasbro, Inc.	26,762	1,770,039

Specialty Retail (1.9%)
AutoZone, Inc.*	3,550	9,016,965
Bath & Body Works, Inc.	43,085	1,456,273
Best Buy Co., Inc.	39,188	2,722,390
CarMax, Inc.*	31,368	2,218,659
Home Depot, Inc. (The)	196,778	59,458,440
Lowe’s Cos., Inc.	114,691	23,837,377
O’Reilly Automotive, Inc.*	11,822	10,744,543
Ross Stores, Inc.	66,675	7,530,941
TJX Cos., Inc. (The)	224,935	19,992,223
Tractor Supply Co.	21,760	4,418,368
Ulta Beauty, Inc.*	9,933	3,967,737

		145,363,916

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	239,778	22,927,572
Ralph Lauren Corp., Class A	8,364	970,977
Tapestry, Inc.	46,132	1,326,295
VF Corp.(x)	64,246	1,135,227

		26,360,071

Total Consumer Discretionary		751,269,490

Consumer Staples (5.9%)
Beverages (1.5%)
Brown-Forman Corp., Class B	37,206	2,146,414
Coca-Cola Co. (The)	761,746	42,642,541
Constellation Brands, Inc., Class A	31,521	7,922,173
Keurig Dr Pepper, Inc.	196,905	6,216,291
Molson Coors Beverage Co., Class B	36,035	2,291,466
Monster Beverage Corp.*	145,568	7,707,825
PepsiCo, Inc.	269,432	45,652,558

		114,579,268

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	86,735	49,001,805
Dollar General Corp.	43,055	4,555,219
Dollar Tree, Inc.*	41,254	4,391,488
Kroger Co. (The)	129,689	5,803,583
Sysco Corp.	97,474	6,438,158
Target Corp.	89,689	9,916,913
Walgreens Boots Alliance, Inc.	143,118	3,182,944
Walmart, Inc.	278,543	44,547,382

		127,837,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.9%)
Archer-Daniels-Midland Co.	104,918	$7,912,916
Bunge Ltd.	28,959	3,134,812
Campbell Soup Co.	37,033	1,521,316
Conagra Brands, Inc.	94,001	2,577,507
General Mills, Inc.	115,967	7,420,728
Hershey Co. (The)	28,875	5,777,310
Hormel Foods Corp.	55,024	2,092,563
J M Smucker Co. (The)	19,985	2,456,356
Kellogg Co.	49,891	2,969,013
Kraft Heinz Co. (The)	154,036	5,181,771
Lamb Weston Holdings, Inc.	29,015	2,682,727
McCormick & Co., Inc. (Non-Voting)	48,068	3,635,863
Mondelez International, Inc., Class A	266,268	18,478,999
Tyson Foods, Inc., Class A	57,438	2,900,045

		68,741,926

Household Products (1.2%)
Church & Dwight Co., Inc.	48,472	4,441,490
Clorox Co. (The)	24,316	3,186,855
Colgate-Palmolive Co.	161,756	11,502,469
Kimberly-Clark Corp.	67,000	8,096,950
Procter & Gamble Co. (The)	461,385	67,297,616

		94,525,380

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	45,017	6,507,208
Kenvue, Inc.	342,189	6,871,155

		13,378,363

Tobacco (0.5%)
Altria Group, Inc.	347,336	14,605,479
Philip Morris International, Inc.	303,833	28,128,859

		42,734,338

Total Consumer Staples		461,796,767

Energy (4.3%)
Energy Equipment & Services (0.4%)
Baker Hughes Co., Class A	198,754	7,019,991
Halliburton Co.	178,075	7,212,037
Schlumberger NV	278,162	16,216,845

		30,448,873

Oil, Gas & Consumable Fuels (3.9%)
APA Corp.	58,815	2,417,297
Chevron Corp.	347,268	58,556,330
ConocoPhillips	234,379	28,078,604
Coterra Energy, Inc.	145,543	3,936,938
Devon Energy Corp.	124,372	5,932,544
Diamondback Energy, Inc.	34,732	5,379,292
EOG Resources, Inc.	113,963	14,445,950
EQT Corp.	68,496	2,779,568
Exxon Mobil Corp.	783,527	92,127,105
Hess Corp.	54,521	8,341,713
Kinder Morgan, Inc.	376,631	6,244,542
Marathon Oil Corp.	123,158	3,294,477
Marathon Petroleum Corp.	78,260	11,843,868
Occidental Petroleum Corp.	129,866	8,425,706
ONEOK, Inc.	115,045	7,297,304
Phillips 66	87,154	10,471,553
Pioneer Natural Resources Co.	45,454	10,433,966
Targa Resources Corp.	43,510	3,729,677
Valero Energy Corp.	69,118	9,794,712
Williams Cos., Inc. (The)	240,343	8,097,156

		301,628,302

Total Energy		332,077,175

Financials (11.6%)
Banks (2.7%)
Bank of America Corp.	1,353,117	37,048,344
Citigroup, Inc.	376,909	15,502,267
Citizens Financial Group, Inc.	95,815	2,567,842
Comerica, Inc.	25,835	1,073,444
Fifth Third Bancorp	134,252	3,400,603
Huntington Bancshares, Inc.	281,964	2,932,426
JPMorgan Chase & Co.	568,795	82,486,651
KeyCorp	175,687	1,890,392
M&T Bank Corp.	31,763	4,016,431
PNC Financial Services Group, Inc. (The)‡	77,310	9,491,349
Regions Financial Corp.	184,746	3,177,631
Truist Financial Corp.	257,169	7,357,605
US Bancorp	304,738	10,074,638
Wells Fargo & Co.	716,117	29,260,541
Zions Bancorp NA	30,364	1,059,400

		211,339,564

Capital Markets (2.6%)
Ameriprise Financial, Inc.	20,087	6,622,282
Bank of New York Mellon Corp. (The)	152,427	6,501,012
BlackRock, Inc.‡	27,470	17,759,080
Blackstone, Inc.	138,916	14,883,460
Cboe Global Markets, Inc.	20,281	3,168,095
Charles Schwab Corp. (The)	291,041	15,978,151
CME Group, Inc.	70,362	14,087,880
FactSet Research Systems, Inc.	7,426	3,247,093
Franklin Resources, Inc.	55,520	1,364,682
Goldman Sachs Group, Inc. (The)	64,525	20,878,354
Intercontinental Exchange, Inc.	110,828	12,193,297
Invesco Ltd.	85,384	1,239,776
MarketAxess Holdings, Inc.	7,206	1,539,490
Moody’s Corp.	30,689	9,702,941
Morgan Stanley	249,719	20,394,551
MSCI, Inc., Class A	15,480	7,942,478
Nasdaq, Inc.	68,165	3,312,137
Northern Trust Corp.	40,810	2,835,479
Raymond James Financial, Inc.	36,287	3,644,303
S&P Global, Inc.	63,689	23,272,598
State Street Corp.	62,366	4,176,027
T. Rowe Price Group, Inc.	44,982	4,717,262

		199,460,428

Consumer Finance (0.4%)
American Express Co.	113,874	16,988,862
Capital One Financial Corp.	75,822	7,358,525
Discover Financial Services	49,277	4,268,867
Synchrony Financial	81,062	2,478,065

		31,094,319

Financial Services (3.9%)
Berkshire Hathaway, Inc., Class B*	356,941	125,036,432
Fidelity National Information Services, Inc.	114,375	6,321,506
Fiserv, Inc.*	119,317	13,478,048
FleetCor Technologies, Inc.*	14,271	3,643,957
Global Payments, Inc.	51,593	5,953,316
Jack Henry & Associates, Inc.	15,070	2,277,680
Mastercard, Inc., Class A	162,846	64,472,360
PayPal Holdings, Inc.*	214,914	12,563,873
Visa, Inc., Class A	314,489	72,335,615

		306,082,787

Insurance (2.0%)
Aflac, Inc.	105,621	8,106,412
Allstate Corp. (The)	50,689	5,647,261
American International Group, Inc.	139,337	8,443,822
Aon plc, Class A	39,706	12,873,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Capital Group Ltd.*	73,532	$5,861,236
Arthur J Gallagher & Co.	42,476	9,681,555
Assurant, Inc.	10,705	1,537,024
Brown & Brown, Inc.	45,875	3,203,910
Chubb Ltd.	80,391	16,735,798
Cincinnati Financial Corp.	30,365	3,106,036
Everest Group Ltd.	8,020	2,980,793
Globe Life, Inc.	16,438	1,787,304
Hartford Financial Services Group, Inc. (The)	58,594	4,154,901
Loews Corp.	36,659	2,320,881
Marsh & McLennan Cos., Inc.	96,679	18,398,014
MetLife, Inc.	123,376	7,761,584
Principal Financial Group, Inc.	43,099	3,106,145
Progressive Corp. (The)	114,565	15,958,905
Prudential Financial, Inc.	70,754	6,713,847
Travelers Cos., Inc. (The)	44,478	7,263,702
W R Berkley Corp.	38,305	2,431,984
Willis Towers Watson plc	20,848	4,356,398

		152,430,991

Total Financials		900,408,089

Health Care (12.1%)
Biotechnology (1.9%)
AbbVie, Inc.	345,465	51,495,013
Amgen, Inc.	104,694	28,137,560
Biogen, Inc.*	28,740	7,386,468
Gilead Sciences, Inc.	243,877	18,276,142
Incyte Corp.*	34,864	2,014,093
Moderna, Inc.*	64,180	6,629,152
Regeneron Pharmaceuticals, Inc.*	20,892	17,193,280
Vertex Pharmaceuticals, Inc.*	50,511	17,564,695

		148,696,403

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	339,654	32,895,490
Align Technology, Inc.*	14,094	4,303,180
Baxter International, Inc.	99,921	3,771,019
Becton Dickinson & Co.	56,402	14,581,609
Boston Scientific Corp.*	285,509	15,074,875
Cooper Cos., Inc. (The)	9,606	3,054,804
Dentsply Sirona, Inc.	43,220	1,476,395
Dexcom, Inc.*	75,837	7,075,592
Edwards Lifesciences Corp.*	120,034	8,315,955
GE HealthCare Technologies, Inc.	77,079	5,244,455
Hologic, Inc.*	49,416	3,429,470
IDEXX Laboratories, Inc.*	16,484	7,207,959
Insulet Corp.*	13,451	2,145,300
Intuitive Surgical, Inc.*	68,769	20,100,491
Medtronic plc	260,541	20,415,993
ResMed, Inc.	28,139	4,160,914
STERIS plc	19,071	4,184,559
Stryker Corp.	66,156	18,078,450
Teleflex, Inc.	9,538	1,873,359
Zimmer Biomet Holdings, Inc.	41,382	4,643,888

		182,033,757

Health Care Providers & Services (2.7%)
Cardinal Health, Inc.	49,897	4,332,058
Cencora, Inc.	32,729	5,890,238
Centene Corp.*	105,981	7,299,971
Cigna Group (The)	57,931	16,572,321
CVS Health Corp.	251,382	17,551,491
DaVita, Inc.*	11,715	1,107,419
Elevance Health, Inc.	46,122	20,082,441
HCA Healthcare, Inc.	39,394	9,690,136
Henry Schein, Inc.*	25,980	1,929,015
Humana, Inc.	24,252	11,799,083
Laboratory Corp. of America Holdings	17,540	3,526,417
McKesson Corp.	26,404	11,481,779
Molina Healthcare, Inc.*	11,522	3,777,949
Quest Diagnostics, Inc.	21,138	2,575,877
UnitedHealth Group, Inc.	181,301	91,410,151
Universal Health Services, Inc., Class B	11,487	1,444,261

		210,470,607

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	57,210	6,397,222
Bio-Rad Laboratories, Inc., Class A*	4,285	1,535,958
Bio-Techne Corp.	31,836	2,167,077
Charles River Laboratories International, Inc.*	10,174	1,993,901
Danaher Corp.	128,618	31,910,126
Illumina, Inc.*	30,364	4,168,370
IQVIA Holdings, Inc.*	35,822	7,047,979
Mettler-Toledo International, Inc.*	4,204	4,658,326
Revvity, Inc.	23,489	2,600,232
Thermo Fisher Scientific, Inc.	75,540	38,236,082
Waters Corp.*	11,359	3,114,751
West Pharmaceutical Services, Inc.	14,411	5,407,151

		109,237,175

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	408,891	23,732,034
Catalent, Inc.*	33,631	1,531,219
Eli Lilly and Co.	156,073	83,831,491
Johnson & Johnson	471,310	73,406,533
Merck & Co., Inc.	496,657	51,130,838
Organon & Co.	45,742	794,081
Pfizer, Inc.	1,105,058	36,654,774
Viatris, Inc.	245,255	2,418,214
Zoetis, Inc., Class A	90,096	15,674,902

		289,174,086

Total Health Care		939,612,028

Industrials (7.5%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc.*	13,930	2,771,931
Boeing Co. (The)*	110,979	21,272,455
General Dynamics Corp.	44,673	9,871,393
Howmet Aerospace, Inc.	73,127	3,382,124
Huntington Ingalls Industries, Inc.	7,620	1,558,900
L3Harris Technologies, Inc.	37,623	6,550,917
Lockheed Martin Corp.	43,868	17,940,257
Northrop Grumman Corp.	27,828	12,249,607
RTX Corp.	284,881	20,502,885
Textron, Inc.	40,277	3,147,245
TransDigm Group, Inc.*	10,801	9,106,647

		108,354,361

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	22,025	1,897,013
Expeditors International of Washington, Inc.	28,947	3,318,195
FedEx Corp.	45,055	11,935,970
United Parcel Service, Inc., Class B	141,563	22,065,425

		39,216,603

Building Products (0.4%)
A.O. Smith Corp.	23,584	1,559,610
Allegion plc	17,856	1,860,595
Carrier Global Corp.	165,788	9,151,498
Johnson Controls International plc	131,144	6,978,172
Masco Corp.	44,824	2,395,843
Trane Technologies plc	45,087	9,148,603

		31,094,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.4%)
Cintas Corp.	16,897	$8,127,626
Copart, Inc.*	168,822	7,274,540
Republic Services, Inc., Class A	39,909	5,687,431
Rollins, Inc.	48,317	1,803,674
Waste Management, Inc.	72,116	10,993,363

		33,886,634

Construction & Engineering (0.1%)
Quanta Services, Inc.	28,396	5,312,040

Electrical Equipment (0.5%)
AMETEK, Inc.	45,141	6,670,034
Eaton Corp. plc	78,094	16,655,888
Emerson Electric Co.	112,904	10,903,139
Generac Holdings, Inc.*	12,629	1,376,056
Rockwell Automation, Inc.	22,596	6,459,519

		42,064,636

Ground Transportation (0.7%)
CSX Corp.	392,690	12,075,217
JB Hunt Transport Services, Inc.	16,609	3,131,129
Norfolk Southern Corp.	44,433	8,750,191
Old Dominion Freight Line, Inc.	17,537	7,175,088
Union Pacific Corp.	119,286	24,290,208

		55,421,833

Industrial Conglomerates (0.8%)
3M Co.	107,508	10,064,899
General Electric Co.	213,023	23,549,693
Honeywell International, Inc.	129,954	24,007,702

		57,622,294

Machinery (1.6%)
Caterpillar, Inc.	99,848	27,258,504
Cummins, Inc.	27,618	6,309,608
Deere & Co.	53,550	20,208,699
Dover Corp.	26,655	3,718,639
Fortive Corp.	68,283	5,063,867
IDEX Corp.	14,827	3,084,313
Illinois Tool Works, Inc.	53,859	12,404,266
Ingersoll Rand, Inc.	77,666	4,948,878
Nordson Corp.	10,730	2,394,614
Otis Worldwide Corp.	80,282	6,447,447
PACCAR, Inc.	101,139	8,598,838
Parker-Hannifin Corp.	24,934	9,712,292
Pentair plc	32,935	2,132,541
Snap-on, Inc.	10,679	2,723,786
Stanley Black & Decker, Inc.	30,902	2,582,789
Westinghouse Air Brake Technologies Corp.	35,009	3,720,407
Xylem, Inc.	47,777	4,349,140

		125,658,628

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	24,036	891,255
American Airlines Group, Inc.*	125,809	1,611,613
Delta Air Lines, Inc.	126,626	4,685,162
Southwest Airlines Co.	116,411	3,151,246
United Airlines Holdings, Inc.*	62,281	2,634,486

		12,973,762

Professional Services (0.7%)
Automatic Data Processing, Inc.	80,636	19,399,409
Broadridge Financial Solutions, Inc.	23,168	4,148,230
Ceridian HCM Holding, Inc.(x)*	29,917	2,029,868
Equifax, Inc.	24,095	4,413,722
Jacobs Solutions, Inc.	23,835	3,253,478
Leidos Holdings, Inc.	27,505	2,534,861
Paychex, Inc.	63,370	7,308,462
Paycom Software, Inc.	9,679	2,509,474
Robert Half, Inc.	20,409	1,495,572
Verisk Analytics, Inc., Class A	28,379	6,704,255

		53,797,331

Trading Companies & Distributors (0.2%)
Fastenal Co.	112,384	6,140,662
United Rentals, Inc.	13,270	5,899,444
WW Grainger, Inc.	8,861	6,130,394

		18,170,500

Total Industrials		583,572,943

Information Technology (24.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	49,589	9,120,905
Cisco Systems, Inc.	797,592	42,878,546
F5, Inc.*	10,973	1,768,189
Juniper Networks, Inc.	64,939	1,804,655
Motorola Solutions, Inc.	32,407	8,822,481

		64,394,776

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	115,669	9,715,039
CDW Corp.	26,767	5,400,510
Corning, Inc.	150,192	4,576,350
Keysight Technologies, Inc.*	34,916	4,619,736
TE Connectivity Ltd.	62,022	7,661,578
Teledyne Technologies, Inc.*	9,253	3,780,591
Trimble, Inc.*	47,677	2,567,883
Zebra Technologies Corp., Class A*	10,167	2,404,801

		40,726,488

IT Services (1.1%)
Accenture plc, Class A	123,463	37,916,722
Akamai Technologies, Inc.*	30,836	3,285,268
Cognizant Technology Solutions Corp., Class A	98,407	6,666,090
DXC Technology Co.*	44,842	934,059
EPAM Systems, Inc.*	11,089	2,835,347
Gartner, Inc.*	15,638	5,373,373
International Business Machines Corp.	178,307	25,016,472
VeriSign, Inc.*	17,329	3,509,642

		85,536,973

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	316,228	32,514,563
Analog Devices, Inc.	98,140	17,183,333
Applied Materials, Inc.	164,360	22,755,642
Broadcom, Inc.	80,773	67,088,438
Enphase Energy, Inc.*	27,101	3,256,185
First Solar, Inc.*	20,968	3,388,219
Intel Corp.	819,698	29,140,264
KLA Corp.	26,760	12,273,742
Lam Research Corp.	26,090	16,352,429
Microchip Technology, Inc.	107,889	8,420,736
Micron Technology, Inc.	214,180	14,570,665
Monolithic Power Systems, Inc.	9,351	4,320,162
NVIDIA Corp.	483,442	210,292,436
NXP Semiconductors NV	50,192	10,034,385
ON Semiconductor Corp.*	85,348	7,933,097
Qorvo, Inc.*	18,610	1,776,697
QUALCOMM, Inc.	218,430	24,258,836
Skyworks Solutions, Inc.	30,853	3,041,797
SolarEdge Technologies, Inc.*	11,638	1,507,237
Teradyne, Inc.	29,468	2,960,355
Texas Instruments, Inc.	177,712	28,257,985

		521,327,203

Software (9.2%)
Adobe, Inc.*	89,212	45,489,199
ANSYS, Inc.*	16,813	5,002,708
Autodesk, Inc.*	42,294	8,751,051
Cadence Design Systems, Inc.*	53,196	12,463,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	4,924	$4,276,642
Fortinet, Inc.*	126,029	7,395,382
Gen Digital, Inc.	111,296	1,967,713
Intuit, Inc.	54,815	28,007,176
Microsoft Corp.	1,454,194	459,161,755
Oracle Corp.	308,125	32,636,600
Palo Alto Networks, Inc.*	60,094	14,088,437
PTC, Inc.*	23,259	3,295,335
Roper Technologies, Inc.	20,724	10,036,219
Salesforce, Inc.*	190,637	38,657,371
ServiceNow, Inc.*	39,928	22,318,155
Synopsys, Inc.*	29,766	13,661,701
Tyler Technologies, Inc.*	8,420	3,251,299

		710,460,566

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	2,876,415	492,471,012
Hewlett Packard Enterprise Co.	253,970	4,411,459
HP, Inc.	167,734	4,310,764
NetApp, Inc.	42,513	3,225,886
Seagate Technology Holdings plc	38,476	2,537,492
Western Digital Corp.*	64,490	2,942,679

		509,899,292

Total Information Technology		1,932,345,298

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	43,381	12,294,175
Albemarle Corp.	23,533	4,001,551
Celanese Corp., Class A	19,860	2,492,827
CF Industries Holdings, Inc.	36,853	3,159,776
Corteva, Inc.	138,724	7,097,120
Dow, Inc.	136,301	7,027,680
DuPont de Nemours, Inc.	91,155	6,799,252
Eastman Chemical Co.	22,549	1,729,959
Ecolab, Inc.	49,192	8,333,125
FMC Corp.	25,461	1,705,123
International Flavors & Fragrances, Inc.	49,770	3,392,821
Linde plc	95,503	35,560,542
LyondellBasell Industries NV, Class A	50,278	4,761,327
Mosaic Co. (The)	65,007	2,314,249
PPG Industries, Inc.	45,857	5,952,239
Sherwin-Williams Co. (The)	46,604	11,886,350

		118,508,116

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	12,348	5,068,607
Vulcan Materials Co.	25,890	5,230,298

		10,298,905

Containers & Packaging (0.2%)
Amcor plc	290,888	2,664,534
Avery Dennison Corp.	15,680	2,864,266
Ball Corp.	59,782	2,975,948
International Paper Co.	66,760	2,367,977
Packaging Corp. of America	17,187	2,639,064
Sealed Air Corp.	29,201	959,545
Westrock Co.	53,343	1,909,679

		16,381,013

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	283,156	10,558,887
Newmont Corp.	156,059	5,766,380
Nucor Corp.	48,536	7,588,604
Steel Dynamics, Inc.	30,341	3,253,162

		27,167,033

Total Materials		172,355,067

Real Estate (2.1%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	101,395	1,861,612
Ventas, Inc. (REIT)	81,129	3,417,965
Welltower, Inc. (REIT)	101,528	8,317,174

		13,596,751

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	146,406	2,352,744

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	180,823	20,290,149

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	30,659	3,068,966
Boston Properties, Inc. (REIT)	26,932	1,601,915

		4,670,881

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	59,771	4,414,686
CoStar Group, Inc.*	79,911	6,144,357

		10,559,043

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	28,054	4,817,994
Camden Property Trust (REIT)	21,647	2,047,373
Equity Residential (REIT)	68,999	4,050,931
Essex Property Trust, Inc. (REIT)	12,964	2,749,535
Invitation Homes, Inc. (REIT)	112,852	3,576,280
Mid-America Apartment Communities, Inc. (REIT)	22,437	2,886,520
UDR, Inc. (REIT)	56,553	2,017,246

		22,145,879

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	14,392	1,304,347
Kimco Realty Corp. (REIT)	117,490	2,066,649
Realty Income Corp. (REIT)	138,728	6,928,076
Regency Centers Corp. (REIT)	31,082	1,847,514
Simon Property Group, Inc. (REIT)	64,881	7,009,095

		19,155,681

Specialized REITs (0.9%)
American Tower Corp. (REIT)	91,239	15,004,254
Crown Castle, Inc. (REIT)	83,881	7,719,568
Digital Realty Trust, Inc. (REIT)	57,858	7,001,975
Equinix, Inc. (REIT)	18,286	13,280,390
Extra Space Storage, Inc. (REIT)	41,045	4,990,251
Iron Mountain, Inc. (REIT)	57,132	3,396,497
Public Storage (REIT)	30,616	8,067,928
SBA Communications Corp. (REIT), Class A	21,597	4,323,072
VICI Properties, Inc. (REIT), Class A	200,447	5,833,008
Weyerhaeuser Co. (REIT)	145,115	4,449,226

		74,066,169

Total Real Estate		166,837,297

Utilities (2.2%)
Electric Utilities (1.5%)
Alliant Energy Corp.	50,074	2,426,085
American Electric Power Co., Inc.	102,231	7,689,816
Constellation Energy Corp.	63,574	6,934,652
Duke Energy Corp.	150,636	13,295,133
Edison International	75,426	4,773,712
Entergy Corp.	42,069	3,891,383
Evergy, Inc.	43,245	2,192,522
Eversource Energy	68,242	3,968,272
Exelon Corp.	195,924	7,403,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FirstEnergy Corp.	99,965	$3,416,804
NextEra Energy, Inc.	396,092	22,692,111
NRG Energy, Inc.	43,197	1,663,948
PG&E Corp.*	409,309	6,602,154
Pinnacle West Capital Corp.	22,056	1,625,086
PPL Corp.	141,449	3,332,538
Southern Co. (The)	213,299	13,804,711
Xcel Energy, Inc.	107,504	6,151,379

		111,864,274

Gas Utilities (0.0%)†
Atmos Energy Corp.	28,581	3,027,585

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	127,682	1,940,766

Multi-Utilities (0.6%)
Ameren Corp.	51,279	3,837,208
CenterPoint Energy, Inc.	120,530	3,236,231
CMS Energy Corp.	55,668	2,956,527
Consolidated Edison, Inc.	67,510	5,774,130
Dominion Energy, Inc.	165,899	7,410,708
DTE Energy Co.	39,110	3,882,841
NiSource, Inc.	80,189	1,979,065
Public Service Enterprise Group, Inc.	97,063	5,523,855
Sempra	121,869	8,290,748
WEC Energy Group, Inc.	62,364	5,023,420

		47,914,733

Water Utilities (0.1%)
American Water Works Co., Inc.	38,196	4,729,811

Total Utilities		169,477,169

Total Common Stocks (90.5%) (Cost $2,619,724,170)		7,033,788,452

SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	2,143,905	2,143,905
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	222,888,374	222,955,240

Total Investment Companies		226,099,145

Total Short-Term Investments (2.9%) (Cost $226,112,839)		226,099,145

Total Investments in Securities (93.4%) (Cost $2,845,837,009)		7,259,887,597
Other Assets Less Liabilities (6.6%)		511,502,056

Net Assets (100%)		$7,771,389,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $3,912,025. This was collateralized by $790,856 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.558%, maturing 4/15/24 – 2/15/51 and by cash of $3,143,905 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	77,310	13,550,146	—	(1,113,073)	510,018	(3,455,742)	9,491,349	378,815	—
Capital Markets
BlackRock, Inc.	27,470	22,350,191	—	(2,815,386)	1,312,805	(3,088,530)	17,759,080	461,280	—

Total		35,900,337	—	(3,928,459)	1,822,823	(6,544,272)	27,250,429	840,095	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3,429	12/2023	USD	741,606,975	(31,249,482)

					(31,249,482)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$624,037,129	$—	$—	$624,037,129
Consumer Discretionary	751,269,490	—	—	751,269,490
Consumer Staples	461,796,767	—	—	461,796,767
Energy	332,077,175	—	—	332,077,175
Financials	900,408,089	—	—	900,408,089
Health Care	939,612,028	—	—	939,612,028
Industrials	583,572,943	—	—	583,572,943
Information Technology	1,932,345,298	—	—	1,932,345,298
Materials	172,355,067	—	—	172,355,067
Real Estate	166,837,297	—	—	166,837,297
Utilities	169,477,169	—	—	169,477,169
Short-Term Investments
Investment Companies	226,099,145	—	—	226,099,145

Total Assets	$7,259,887,597	$—	$—	$7,259,887,597

Liabilities:
Futures	$(31,249,482)	$—	$—	$(31,249,482)

Total Liabilities	$(31,249,482)	$—	$—	$(31,249,482)

Total	$7,228,638,115	$—	$—	$7,228,638,115

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,659,634,322
Aggregate gross unrealized depreciation	(248,100,668)

Net unrealized appreciation	$4,411,533,654

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,817,104,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	69,168	$1,082,479
Iridium Communications, Inc.	38,728	1,761,737

		2,844,216

Entertainment (0.2%)
TKO Group Holdings, Inc.	16,439	1,381,862

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	14,995	955,032
ZoomInfo Technologies, Inc., Class A*	96,340	1,579,976

		2,535,008

Media (0.7%)
Cable One, Inc.	1,420	874,209
New York Times Co. (The), Class A	52,116	2,147,179
Nexstar Media Group, Inc., Class A	10,523	1,508,682
TEGNA, Inc.	63,198	920,795

		5,450,865

Total Communication Services		12,211,951

Consumer Discretionary (13.2%)
Automobile Components (1.5%)
Adient plc*	29,269	1,074,172
Autoliv, Inc.	24,195	2,334,334
Fox Factory Holding Corp.*	13,237	1,311,522
Gentex Corp.	73,793	2,401,224
Goodyear Tire & Rubber Co. (The)*	89,749	1,115,580
Lear Corp.	18,420	2,471,964
Visteon Corp.*	8,842	1,220,815

		11,929,611

Automobiles (0.4%)
Harley-Davidson, Inc.	41,461	1,370,701
Thor Industries, Inc.	16,827	1,600,752

		2,971,453

Broadline Retail (0.5%)
Kohl’s Corp.	35,021	734,040
Macy’s, Inc.	85,190	989,056
Nordstrom, Inc.(x)	29,447	439,938
Ollie’s Bargain Outlet Holdings, Inc.*	19,278	1,487,876

		3,650,910

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	1,146	668,118
Grand Canyon Education, Inc.*	9,195	1,074,712
H&R Block, Inc.	48,682	2,096,247
Service Corp. International	47,300	2,702,722

		6,541,799

Hotels, Restaurants & Leisure (3.1%)
Aramark	81,824	2,839,293
Boyd Gaming Corp.	22,836	1,389,114
Choice Hotels International, Inc.(x)	7,866	963,664
Churchill Downs, Inc.	21,608	2,507,392
Hilton Grand Vacations, Inc.*	22,443	913,430
Light & Wonder, Inc.*	29,041	2,071,495
Marriott Vacations Worldwide Corp.	10,940	1,100,892
Penn Entertainment, Inc.*	47,316	1,085,902
Planet Fitness, Inc., Class A*	26,558	1,306,122
Texas Roadhouse, Inc., Class A	21,053	2,023,193
Travel + Leisure Co.	24,111	885,597
Vail Resorts, Inc.	12,236	2,715,046
Wendy’s Co. (The)	53,129	1,084,363
Wingstop, Inc.	9,310	1,674,310
Wyndham Hotels & Resorts, Inc.	26,788	1,862,838

		24,422,651

Household Durables (1.5%)
Helen of Troy Ltd.*	7,333	854,734
KB Home	24,127	1,116,598
Leggett & Platt, Inc.	43,131	1,095,959
Taylor Morrison Home Corp., Class A*	34,449	1,467,872
Tempur Sealy International, Inc.	54,451	2,359,906
Toll Brothers, Inc.	34,742	2,569,518
TopBuild Corp.*	9,913	2,494,111

		11,958,698

Leisure Products (1.0%)
Brunswick Corp.	22,013	1,739,027
Mattel, Inc.*	111,690	2,460,531
Polaris, Inc.	16,648	1,733,723
Topgolf Callaway Brands Corp.*	44,207	611,825
YETI Holdings, Inc.*	27,480	1,325,085

		7,870,191

Specialty Retail (2.6%)
AutoNation, Inc.*	8,415	1,274,031
Dick’s Sporting Goods, Inc.	19,502	2,117,527
Five Below, Inc.*	17,225	2,771,503
GameStop Corp., Class A(x)*	83,906	1,381,093
Gap, Inc. (The)	69,679	740,688
Lithia Motors, Inc., Class A	8,716	2,574,096
Murphy USA, Inc.	6,151	2,101,981
Penske Automotive Group, Inc.(x)	6,147	1,026,918
RH*	4,794	1,267,342
Valvoline, Inc.	43,854	1,413,853
Williams-Sonoma, Inc.(x)	20,370	3,165,498

		19,834,530

Textiles, Apparel & Luxury Goods (1.8%)
Capri Holdings Ltd.*	36,698	1,930,682
Carter’s, Inc.	11,672	807,119
Columbia Sportswear Co.	11,369	842,443
Crocs, Inc.*	19,363	1,708,397
Deckers Outdoor Corp.*	8,221	4,226,334
PVH Corp.	19,584	1,498,372
Skechers USA, Inc., Class A*	41,687	2,040,578
Under Armour, Inc., Class A*	62,818	430,303
Under Armour, Inc., Class C*	61,546	392,664

		13,876,892

Total Consumer Discretionary		103,056,735

Consumer Staples (3.9%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	2,965	1,154,956
Celsius Holdings, Inc.*	15,565	2,670,954
Coca-Cola Consolidated, Inc.	1,462	930,300

		4,756,210

Consumer Staples Distribution & Retail (1.8%)
BJ’s Wholesale Club Holdings, Inc.*	42,063	3,002,037
Casey’s General Stores, Inc.	11,862	3,220,770
Grocery Outlet Holding Corp.*	29,846	861,057
Performance Food Group Co.*	49,443	2,910,215
Sprouts Farmers Market, Inc.*	31,259	1,337,885
US Foods Holding Corp.*	71,320	2,831,404

		14,163,368

Food Products (1.1%)
Darling Ingredients, Inc.*	50,683	2,645,652
Flowers Foods, Inc.	61,524	1,364,602
Ingredion, Inc.	20,934	2,059,906
Lancaster Colony Corp.	6,193	1,022,031
Pilgrim’s Pride Corp.*	12,876	293,959
Post Holdings, Inc.*	15,919	1,364,895

		8,751,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.4%)
BellRing Brands, Inc.*	41,637	$1,716,694
Coty, Inc., Class A*	112,565	1,234,838

		2,951,532

Total Consumer Staples		30,622,155

Energy (5.3%)
Energy Equipment & Services (1.0%)
ChampionX Corp.	62,601	2,229,848
NOV, Inc.	123,426	2,579,603
Valaris Ltd.*	19,571	1,467,434
Weatherford International plc*	22,661	2,046,968

		8,323,853

Oil, Gas & Consumable Fuels (4.3%)
Antero Midstream Corp.	109,505	1,311,870
Antero Resources Corp.*	88,398	2,243,541
Chesapeake Energy Corp.(x)	35,691	3,077,635
Chord Energy Corp.	13,249	2,147,265
Civitas Resources, Inc.	26,756	2,163,758
CNX Resources Corp.*	49,031	1,107,120
DT Midstream, Inc.	31,071	1,644,277
Equitrans Midstream Corp.	136,497	1,278,977
HF Sinclair Corp.	46,203	2,630,337
Matador Resources Co.	35,096	2,087,510
Murphy Oil Corp.	46,749	2,120,067
Ovintiv, Inc.	79,640	3,788,475
PBF Energy, Inc., Class A	34,650	1,854,814
Permian Resources Corp., Class A	87,160	1,216,754
Range Resources Corp.	75,275	2,439,663
Southwestern Energy Co.*	347,311	2,240,156

		33,352,219

Total Energy		41,676,072

Financials (13.2%)
Banks (4.6%)
Associated Banc-Corp.	47,146	806,668
Bank OZK	32,493	1,204,515
Cadence Bank	59,106	1,254,229
Columbia Banking System, Inc.	67,176	1,363,673
Commerce Bancshares, Inc.	34,811	1,670,232
Cullen/Frost Bankers, Inc.	20,136	1,836,605
East West Bancorp, Inc.	44,997	2,371,792
First Financial Bankshares, Inc.	38,932	977,972
First Horizon Corp.	176,385	1,943,763
FNB Corp.	109,952	1,186,382
Glacier Bancorp, Inc.	34,605	986,242
Hancock Whitney Corp.	26,466	978,977
Home BancShares, Inc.	57,424	1,202,459
International Bancshares Corp.	15,910	689,539
New York Community Bancorp, Inc.	227,534	2,580,235
Old National Bancorp	90,303	1,313,006
Pinnacle Financial Partners, Inc.	23,693	1,588,379
Prosperity Bancshares, Inc.	29,465	1,608,200
SouthState Corp.	23,481	1,581,680
Synovus Financial Corp.	47,035	1,307,573
Texas Capital Bancshares, Inc.*	14,463	851,871
UMB Financial Corp.	13,103	813,041
United Bankshares, Inc.	41,819	1,153,786
Valley National Bancorp	135,324	1,158,373
Webster Financial Corp.	55,186	2,224,548
Wintrust Financial Corp.	18,726	1,413,813

		36,067,553

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	11,263	1,468,020
Evercore, Inc., Class A	11,192	1,543,153
Federated Hermes, Inc., Class B	28,730	973,085
Interactive Brokers Group, Inc., Class A	33,931	2,937,067
Janus Henderson Group plc	42,905	1,107,807
Jefferies Financial Group, Inc.	56,402	2,066,005
Morningstar, Inc.	8,295	1,943,021
SEI Investments Co.	32,145	1,936,093
Stifel Financial Corp.	33,310	2,046,567

		16,020,818

Consumer Finance (0.6%)
Ally Financial, Inc.	86,966	2,320,253
FirstCash Holdings, Inc.	11,772	1,181,673
SLM Corp.	73,466	1,000,607

		4,502,533

Financial Services (1.3%)
Essent Group Ltd.	34,281	1,621,149
Euronet Worldwide, Inc.*	14,919	1,184,270
MGIC Investment Corp.	90,615	1,512,364
Voya Financial, Inc.	33,695	2,239,033
Western Union Co. (The)	105,682	1,392,889
WEX, Inc.*	13,649	2,567,240

		10,516,945

Insurance (4.0%)
American Financial Group, Inc.	21,083	2,354,339
Brighthouse Financial, Inc.*	19,843	971,116
CNO Financial Group, Inc.	35,498	842,367
Erie Indemnity Co., Class A	7,883	2,315,947
Fidelity National Financial, Inc.	21,033	868,663
First American Financial Corp.	32,930	1,860,216
Hanover Insurance Group, Inc. (The)	11,546	1,281,375
Kemper Corp.	18,845	792,055
Kinsale Capital Group, Inc.	6,899	2,857,083
Old Republic International Corp.	84,325	2,271,715
Primerica, Inc.	11,244	2,181,448
Reinsurance Group of America, Inc.	20,760	3,014,144
RenaissanceRe Holdings Ltd.	16,230	3,212,242
RLI Corp.	12,785	1,737,354
Selective Insurance Group, Inc.	19,139	1,974,571
Unum Group	57,638	2,835,213

		31,369,848

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	156,691	2,947,358
Starwood Property Trust, Inc. (REIT)(x)	94,928	1,836,857

		4,784,215

Total Financials		103,261,912

Health Care (7.6%)
Biotechnology (1.5%)
Arrowhead Pharmaceuticals, Inc.*	33,392	897,243
Exelixis, Inc.*	101,196	2,211,132
Halozyme Therapeutics, Inc.*	41,494	1,585,071
Neurocrine Biosciences, Inc.*	30,932	3,479,850
United Therapeutics Corp.*	14,880	3,360,946

		11,534,242

Health Care Equipment & Supplies (2.4%)
Enovis Corp.*	14,895	785,413
Envista Holdings Corp.*	50,263	1,401,333
Globus Medical, Inc., Class A*	36,743	1,824,290
Haemonetics Corp.*	15,809	1,416,170
ICU Medical, Inc.*	6,065	721,796
Inari Medical, Inc.*	15,926	1,041,560
Integra LifeSciences Holdings Corp.*	21,442	818,870
Lantheus Holdings, Inc.*	21,336	1,482,425
LivaNova plc*	16,324	863,213
Masimo Corp.*	13,879	1,216,911
Neogen Corp.*	61,678	1,143,510
Penumbra, Inc.*	12,204	2,952,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
QuidelOrtho Corp.*	15,446	$1,128,176
Shockwave Medical, Inc.*	11,554	2,300,401

		19,096,338

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	28,736	2,020,428
Amedisys, Inc.*	10,214	953,988
Chemed Corp.	4,717	2,451,425
Encompass Health Corp.	31,366	2,106,540
HealthEquity, Inc.*	27,137	1,982,358
Option Care Health, Inc.*	56,569	1,830,007
Patterson Cos., Inc.	26,138	774,730
Progyny, Inc.*	25,230	858,325
R1 RCM, Inc.*	61,726	930,211
Tenet Healthcare Corp.*	32,119	2,116,321

		16,024,333

Health Care Technology (0.1%)
Doximity, Inc., Class A*	39,453	837,193

Life Sciences Tools & Services (1.0%)
Azenta, Inc.*	19,082	957,726
Bruker Corp.	30,950	1,928,185
Medpace Holdings, Inc.*	7,327	1,774,086
Repligen Corp.*	16,288	2,589,955
Sotera Health Co.(x)*	30,747	460,590

		7,710,542

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	19,814	2,564,724
Perrigo Co. plc	42,273	1,350,622

		3,915,346

Total Health Care		59,117,994

Industrials (20.2%)
Aerospace & Defense (1.1%)
BWX Technologies, Inc.	28,642	2,147,577
Curtiss-Wright Corp.	12,073	2,361,841
Hexcel Corp.	26,928	1,754,090
Woodward, Inc.	19,084	2,371,378

		8,634,886

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	36,912	2,164,889
Building Products (3.5%)
Advanced Drainage Systems, Inc.	21,708	2,471,022
Builders FirstSource, Inc.*	39,226	4,883,245
Carlisle Cos., Inc.	15,629	4,051,975
Fortune Brands Innovations, Inc.	39,987	2,485,592
Lennox International, Inc.	10,085	3,776,227
Owens Corning	28,167	3,842,260
Simpson Manufacturing Co., Inc.	13,400	2,007,454
Trex Co., Inc.*	33,757	2,080,444
UFP Industries, Inc.	19,653	2,012,467

		27,610,686

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	14,829	1,077,178
Clean Harbors, Inc.*	15,950	2,669,392
MSA Safety, Inc.	11,658	1,837,884
Stericycle, Inc.*	29,147	1,303,162
Tetra Tech, Inc.	16,798	2,553,800

		9,441,416

Construction & Engineering (1.6%)
AECOM	43,412	3,604,932
EMCOR Group, Inc.	14,946	3,144,489
Fluor Corp.(x)*	45,214	1,659,354
MasTec, Inc.*	18,908	1,360,809
MDU Resources Group, Inc.	65,716	1,286,719
Valmont Industries, Inc.	6,504	1,562,326

		12,618,629

Electrical Equipment (2.2%)
Acuity Brands, Inc.	9,551	1,626,631
EnerSys	12,496	1,182,996
Hubbell, Inc., Class B	16,848	5,280,332
nVent Electric plc	51,941	2,752,354
Regal Rexnord Corp.	21,035	3,005,481
Sensata Technologies Holding plc	47,156	1,783,440
Sunrun, Inc.(x)*	67,961	853,590
Vicor Corp.*	6,869	404,515

		16,889,339

Ground Transportation (1.8%)
Avis Budget Group, Inc.*	6,177	1,109,945
Hertz Global Holdings, Inc.*	42,492	520,527
Knight-Swift Transportation Holdings, Inc., Class A	49,865	2,500,730
Landstar System, Inc.	11,073	1,959,257
Ryder System, Inc.	14,370	1,536,872
Saia, Inc.*	8,393	3,345,869
Werner Enterprises, Inc.	18,941	737,752
XPO, Inc.*	36,246	2,706,126

		14,417,078

Machinery (4.4%)
AGCO Corp.	19,788	2,340,525
Chart Industries, Inc.(x)*	13,241	2,239,318
Crane Co.	15,344	1,363,161
Donaldson Co., Inc.	38,608	2,302,581
Esab Corp.	17,235	1,210,242
Flowserve Corp.	41,883	1,665,687
Graco, Inc.	53,356	3,888,585
ITT, Inc.	25,964	2,542,135
Lincoln Electric Holdings, Inc.	18,203	3,309,123
Middleby Corp. (The)*	16,774	2,147,072
Oshkosh Corp.	20,531	1,959,273
RBC Bearings, Inc.*	9,136	2,139,012
Terex Corp.	20,946	1,206,909
Timken Co. (The)	20,539	1,509,411
Toro Co. (The)	32,702	2,717,536
Watts Water Technologies, Inc., Class A	8,381	1,448,404

		33,988,974

Marine Transportation (0.2%)
Kirby Corp.*	18,229	1,509,361

Professional Services (2.8%)
ASGN, Inc.*	15,381	1,256,320
CACI International, Inc., Class A*	7,078	2,221,996
Concentrix Corp.	13,996	1,121,220
ExlService Holdings, Inc.*	52,591	1,474,652
Exponent, Inc.	16,036	1,372,682
FTI Consulting, Inc.*	10,627	1,895,963
Genpact Ltd.	53,302	1,929,532
Insperity, Inc.	11,669	1,138,894
KBR, Inc.	42,288	2,492,455
ManpowerGroup, Inc.	16,038	1,175,906
Maximus, Inc.	19,200	1,433,856
Paylocity Holding Corp.*	13,683	2,486,201
Science Applications International Corp.	16,976	1,791,647

		21,791,324

Trading Companies & Distributors (1.1%)
GATX Corp.	10,783	1,173,514
MSC Industrial Direct Co., Inc., Class A	14,862	1,458,705
Watsco, Inc.	10,622	4,012,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.	14,019	$2,016,213

		8,660,574

Total Industrials		157,727,156

Information Technology (9.6%)
Communications Equipment (0.5%)
Calix, Inc.*	18,693	856,887
Ciena Corp.*	47,224	2,231,806
Lumentum Holdings, Inc.*	21,364	965,226

		4,053,919

Electronic Equipment, Instruments & Components (3.3%)
Arrow Electronics, Inc.*	17,743	2,222,133
Avnet, Inc.	29,420	1,417,750
Belden, Inc.	13,164	1,270,984
Cognex Corp.	53,488	2,270,031
Coherent Corp.*	40,339	1,316,665
Crane NXT Co.	15,035	835,495
IPG Photonics Corp.*	9,211	935,285
Jabil, Inc.	41,037	5,207,185
Littelfuse, Inc.	7,828	1,936,021
National Instruments Corp.	41,208	2,456,821
Novanta, Inc.*	11,382	1,632,634
TD SYNNEX Corp.	15,359	1,533,750
Vishay Intertechnology, Inc.	40,211	994,016
Vontier Corp.	48,284	1,492,941

		25,521,711

IT Services (0.6%)
GoDaddy, Inc., Class A*	46,524	3,465,107
Kyndryl Holdings, Inc.*	72,866	1,100,277

		4,565,384

Semiconductors & Semiconductor Equipment (2.1%)
Allegro MicroSystems, Inc.*	21,750	694,695
Amkor Technology, Inc.	33,031	746,501
Cirrus Logic, Inc.*	16,891	1,249,258
Lattice Semiconductor Corp.*	43,443	3,733,057
MACOM Technology Solutions Holdings, Inc.*	17,092	1,394,365
MKS Instruments, Inc.	19,928	1,724,569
Power Integrations, Inc.	17,862	1,363,049
Silicon Laboratories, Inc.*	9,844	1,140,821
Synaptics, Inc.*	12,365	1,105,926
Universal Display Corp.	13,743	2,157,514
Wolfspeed, Inc.(x)*	38,882	1,481,404

		16,791,159

Software (2.6%)
ACI Worldwide, Inc.*	33,755	761,513
Aspen Technology, Inc.*	8,983	1,834,868
Blackbaud, Inc.*	13,731	965,564
CommVault Systems, Inc.*	13,676	924,634
Dolby Laboratories, Inc., Class A	19,119	1,515,372
Dropbox, Inc., Class A*	82,184	2,237,870
Dynatrace, Inc.*	75,260	3,516,900
Envestnet, Inc.*	16,383	721,343
Manhattan Associates, Inc.*	19,336	3,821,954
NCR Corp.*	42,668	1,150,756
Qualys, Inc.*	11,711	1,786,513
Teradata Corp.*	30,732	1,383,555

		20,620,842

Technology Hardware, Storage & Peripherals (0.5%)
Super Micro Computer, Inc.*	14,306	3,922,991

Total Information Technology		75,476,006

Materials (6.3%)
Chemicals (2.0%)
Ashland, Inc.	15,616	1,275,515
Avient Corp.	28,762	1,015,874
Axalta Coating Systems Ltd.*	68,168	1,833,719
Cabot Corp.	17,799	1,232,937
Chemours Co. (The)	46,658	1,308,757
NewMarket Corp.	2,102	956,494
Olin Corp.	39,430	1,970,711
RPM International, Inc.	40,429	3,833,074
Scotts Miracle-Gro Co. (The)	13,152	679,695
Westlake Corp.	10,294	1,283,353

		15,390,129

Construction Materials (0.3%)
Eagle Materials, Inc.	11,145	1,855,866
Knife River Corp.*	16,598	810,480

		2,666,346

Containers & Packaging (1.8%)
AptarGroup, Inc.	20,782	2,598,581
Berry Global Group, Inc.	37,310	2,309,862
Crown Holdings, Inc.	38,240	3,383,475
Graphic Packaging Holding Co.	96,291	2,145,364
Greif, Inc., Class A	7,477	499,538
Silgan Holdings, Inc.	25,962	1,119,222
Sonoco Products Co.	31,387	1,705,884

		13,761,926

Metals & Mining (2.1%)
Alcoa Corp.	56,629	1,645,639
Cleveland-Cliffs, Inc.*	160,032	2,501,300
Commercial Metals Co.	36,658	1,811,272
MP Materials Corp.*	45,555	870,100
Reliance Steel & Aluminum Co.	18,387	4,821,623
Royal Gold, Inc.	20,503	2,180,084
United States Steel Corp.	70,706	2,296,531
Worthington Industries, Inc.	9,533	589,330

		16,715,879

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	20,286	1,121,207

Total Materials		49,655,487

Real Estate (6.7%)
Health Care REITs (1.0%)
Healthcare Realty Trust, Inc. (REIT), Class A	121,654	1,857,657
Medical Properties Trust, Inc. (REIT)(x)	193,318	1,053,583
Omega Healthcare Investors, Inc. (REIT)	77,894	2,582,965
Physicians Realty Trust (REIT)	74,780	911,568
Sabra Health Care REIT, Inc. (REIT)	72,511	1,010,803

		7,416,576

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	70,171	864,507

Industrial REITs (1.2%)
EastGroup Properties, Inc. (REIT)	14,234	2,370,388
First Industrial Realty Trust, Inc. (REIT)	42,192	2,007,917
Rexford Industrial Realty, Inc. (REIT)	65,428	3,228,872
STAG Industrial, Inc. (REIT)	57,339	1,978,769

		9,585,946

Office REITs (0.5%)
COPT Defense Properties (REIT)	36,610	872,416
Cousins Properties, Inc. (REIT)	49,213	1,002,469
Kilroy Realty Corp. (REIT)	34,370	1,086,436
Vornado Realty Trust (REIT)(x)	51,638	1,171,150

		4,132,471

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	14,945	2,109,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (0.8%)
Apartment Income REIT Corp. (REIT), Class A	47,908	$1,470,776
Equity LifeStyle Properties, Inc. (REIT)	58,964	3,756,596
Independence Realty Trust, Inc. (REIT)	72,657	1,022,284

		6,249,656

Retail REITs (1.1%)
Agree Realty Corp. (REIT)	30,793	1,701,005
Brixmor Property Group, Inc. (REIT)	95,878	1,992,345
Kite Realty Group Trust (REIT)	70,384	1,507,625
NNN REIT, Inc. (REIT)	58,154	2,055,162
Spirit Realty Capital, Inc. (REIT)	45,309	1,519,211

		8,775,348

Specialized REITs (1.7%)
CubeSmart (REIT)	70,464	2,686,792
EPR Properties (REIT)	23,622	981,258
Gaming and Leisure Properties, Inc. (REIT)	82,293	3,748,446
Lamar Advertising Co. (REIT), Class A	27,439	2,290,333
National Storage Affiliates Trust (REIT)	26,933	854,854
PotlatchDeltic Corp. (REIT)	25,847	1,173,195
Rayonier, Inc. (REIT)	43,986	1,251,842

		12,986,720

Total Real Estate		52,121,159

Utilities (3.1%)
Electric Utilities (0.9%)
ALLETE, Inc.	18,630	983,664
IDACORP, Inc.	16,252	1,522,000
OGE Energy Corp.	63,848	2,128,054
PNM Resources, Inc.	27,738	1,237,392
Portland General Electric Co.	32,447	1,313,454

		7,184,564

Gas Utilities (1.0%)
National Fuel Gas Co.	29,490	1,530,826
New Jersey Resources Corp.	31,446	1,277,651
ONE Gas, Inc.	17,540	1,197,631
Southwest Gas Holdings, Inc.	19,149	1,156,791
Spire, Inc.	17,080	966,387
UGI Corp.	67,215	1,545,945

		7,675,231

Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	16,479	1,152,212
Vistra Corp.	109,425	3,630,721

		4,782,933

Multi-Utilities (0.3%)
Black Hills Corp.	21,708	1,098,208
Northwestern Energy Group, Inc.	18,525	890,311

		1,988,519

Water Utilities (0.3%)
Essential Utilities, Inc.	76,880	2,639,291

Total Utilities		24,270,538

Total Common Stocks (90.7%) (Cost $544,710,101)		709,197,165

SHORT-TERM INVESTMENTS:
Investment Companies (5.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	4,625,247	4,625,247
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	33,965,049	33,975,239

Total Investment Companies		41,600,486

Total Short-Term Investments (5.3%) (Cost $41,602,012)		41,600,486

Total Investments in Securities (96.0%) (Cost $586,312,113)		750,797,651
Other Assets Less Liabilities (4.0%)		31,001,452

Net Assets (100%)		$781,799,103

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $10,880,105. This was collateralized by $3,495,871 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/17/23 - 11/15/52 and by cash of $7,625,247 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	289	12/2023	USD	72,839,560	(2,379,879)

					(2,379,879)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,211,951	$—	$—	$12,211,951
Consumer Discretionary	103,056,735	—	—	103,056,735
Consumer Staples	30,622,155	—	—	30,622,155
Energy	41,676,072	—	—	41,676,072
Financials	103,261,912	—	—	103,261,912
Health Care	59,117,994	—	—	59,117,994
Industrials	157,727,156	—	—	157,727,156
Information Technology	75,476,006	—	—	75,476,006
Materials	49,655,487	—	—	49,655,487
Real Estate	52,121,159	—	—	52,121,159
Utilities	24,270,538	—	—	24,270,538
Short-Term Investments
Investment Companies	41,600,486	—	—	41,600,486

Total Assets	$750,797,651	$—	$—	$750,797,651

Liabilities:
Futures	$(2,379,879)	$—	$—	$(2,379,879)

Total Liabilities	$(2,379,879)	$—	$—	$(2,379,879)

Total	$748,417,772	$—	$—	$748,417,772

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,032,761
Aggregate gross unrealized depreciation	(59,256,043)

Net unrealized appreciation	$163,776,718

Federal income tax cost of investments in securities and derivative instruments, if applicable	$584,641,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	14,810	$464,738
AST SpaceMobile, Inc., Class A(x)*	75,068	285,258
ATN International, Inc.	13,384	422,399
Bandwidth, Inc., Class A*	28,770	324,238
Charge Enterprises, Inc.(x)*	149,102	74,134
Cogent Communications Holdings, Inc.	49,847	3,085,529
Consolidated Communications Holdings, Inc.*	89,466	305,974
EchoStar Corp., Class A*	40,554	679,279
Globalstar, Inc.(x)*	794,518	1,040,819
IDT Corp., Class B*	18,182	400,913
Liberty Latin America Ltd., Class A*	42,918	350,211
Liberty Latin America Ltd., Class C*	169,052	1,379,464
Lumen Technologies, Inc.(x)*	1,160,224	1,647,518
Ooma, Inc.*	28,867	375,560

		10,836,034

Entertainment (0.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	11,798	460,948
Atlanta Braves Holdings, Inc., Class C*	51,441	1,837,987
Cinemark Holdings, Inc.*	126,539	2,321,991
IMAX Corp.*	52,792	1,019,941
Lions Gate Entertainment Corp., Class A*	68,472	580,643
Lions Gate Entertainment Corp., Class B*	133,561	1,051,125
Loop Media, Inc.(x)*	40,668	20,212
Madison Square Garden Entertainment Corp., Class A*	50,802	1,671,894
Marcus Corp. (The)(x)	26,010	403,155
Playstudios, Inc.(x)*	101,675	323,327
Reservoir Media, Inc.(x)*	26,443	161,302
Sphere Entertainment Co.*	30,655	1,139,140
Vivid Seats, Inc., Class A*	29,832	191,521

		11,183,186

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	116,493	1,738,076
Cargurus, Inc., Class A*	112,596	1,972,682
Cars.com, Inc.*	76,585	1,291,223
DHI Group, Inc.*	51,179	156,608
Eventbrite, Inc., Class A*	90,865	895,929
EverQuote, Inc., Class A*	24,642	178,162
fuboTV, Inc.(x)*	325,959	870,310
Grindr, Inc.*	46,161	265,426
Liberty TripAdvisor Holdings, Inc., Class B*	1,880	55,197
MediaAlpha, Inc., Class A*	27,078	223,664
Nextdoor Holdings, Inc.(x)*	179,618	326,905
Outbrain, Inc.*	49,597	241,537
QuinStreet, Inc.*	62,523	560,831
Shutterstock, Inc.	28,395	1,080,430
System1, Inc.*	29,966	36,259
TrueCar, Inc.*	107,732	223,005
Vimeo, Inc.*	175,203	620,219
Yelp, Inc., Class A*	77,506	3,223,474
Ziff Davis, Inc.*	54,190	3,451,361
ZipRecruiter, Inc., Class A*	78,900	946,011

		18,357,309

Media (0.6%)
Advantage Solutions, Inc.(x)*	105,877	300,691
AMC Networks, Inc., Class A*	37,307	439,476
Boston Omaha Corp., Class A*	28,086	460,330
Cardlytics, Inc.*	39,684	654,786
Clear Channel Outdoor Holdings, Inc.*	431,621	681,961
Daily Journal Corp.*	1,491	438,354
Emerald Holding, Inc.(x)*	14,553	65,780
Entravision Communications Corp., Class A	73,253	267,373
EW Scripps Co. (The), Class A*	69,908	383,096
Gambling.com Group Ltd.*	12,324	161,198
Gannett Co., Inc.*	173,688	425,536
Gray Television, Inc.	97,300	673,316
iHeartMedia, Inc., Class A*	127,192	401,927
Integral Ad Science Holding Corp.*	45,444	540,329
John Wiley & Sons, Inc., Class A	49,137	1,826,422
Magnite, Inc.*	157,346	1,186,389
PubMatic, Inc., Class A*	50,813	614,837
Scholastic Corp.	31,424	1,198,511
Sinclair, Inc.	37,783	423,925
Stagwell, Inc., Class A*	90,805	425,875
TechTarget, Inc.*	30,645	930,382
TEGNA, Inc.	232,471	3,387,103
Thryv Holdings, Inc.*	36,219	679,831
Townsquare Media, Inc., Class A	10,757	93,801
Urban One, Inc.*	15,556	78,247
Urban One, Inc., Class A*	10,622	53,322
WideOpenWest, Inc.*	60,645	463,934

		17,256,732

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	77,910	929,466
Shenandoah Telecommunications Co.	57,094	1,176,707
Spok Holdings, Inc.	18,678	266,535
Telephone and Data Systems, Inc.	113,913	2,085,747
Tingo Group, Inc.(x)*	134,064	137,416

		4,595,871

Total Communication Services		62,229,132

Consumer Discretionary (9.5%)
Automobile Components (1.4%)
Adient plc*	110,008	4,037,294
American Axle & Manufacturing Holdings, Inc.*	134,171	974,082
Atmus Filtration Technologies, Inc.*	18,898	394,023
Cooper-Standard Holdings, Inc.*	19,453	261,059
Dana, Inc.	150,103	2,202,011
Dorman Products, Inc.*	30,320	2,297,043
Fox Factory Holding Corp.*	49,116	4,866,413
Gentherm, Inc.*	38,114	2,068,066
Goodyear Tire & Rubber Co. (The)*	324,159	4,029,296
Holley, Inc.(x)*	62,750	313,123
LCI Industries	28,455	3,341,186
Luminar Technologies, Inc., Class A(x)*	313,459	1,426,238
Modine Manufacturing Co.*	59,243	2,710,367
Patrick Industries, Inc.	24,582	1,845,125
Solid Power, Inc.(x)*	178,324	360,215
Standard Motor Products, Inc.	24,872	836,197
Stoneridge, Inc.*	30,453	611,192
Visteon Corp.*	32,377	4,470,292
XPEL, Inc.(m)*	26,031	2,007,250

		39,050,472

Automobiles (0.1%)
Fisker, Inc., Class A(x)*	225,756	1,449,353
Livewire Group, Inc.(x)*	11,431	79,217
Winnebago Industries, Inc.	33,771	2,007,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Workhorse Group, Inc.(x)*	204,384	$84,697

		3,620,953

Broadline Retail (0.1%)
Big Lots, Inc.(x)	36,405	186,030
ContextLogic, Inc., Class A(x)*	25,648	113,108
Dillard’s, Inc., Class A(x)	4,004	1,324,563
Qurate Retail, Inc., Class B(x)*	9,307	70,919
Savers Value Village, Inc.*	29,826	556,851

		2,251,471

Distributors (0.0%)†
Weyco Group, Inc.	6,830	173,141

Diversified Consumer Services (1.0%)
2U, Inc.*	95,810	236,651
Adtalem Global Education, Inc.*	50,109	2,147,171
Carriage Services, Inc., Class A	14,623	413,100
Chegg, Inc.*	138,807	1,238,158
Coursera, Inc.*	149,872	2,801,108
Duolingo, Inc., Class A*	33,034	5,479,350
European Wax Center, Inc., Class A(x)*	40,237	651,839
Frontdoor, Inc.*	94,741	2,898,127
Graham Holdings Co., Class B	4,121	2,402,543
Laureate Education, Inc.	150,830	2,126,703
Lincoln Educational Services Corp.*	16,547	139,822
Nerdy, Inc.(x)*	73,047	270,274
OneSpaWorld Holdings Ltd.*	84,535	948,483
Perdoceo Education Corp.	77,335	1,322,428
Rover Group, Inc., Class A(x)*	106,880	669,069
Strategic Education, Inc.	26,053	1,960,488
Stride, Inc.*	48,829	2,198,770
Udemy, Inc.*	98,732	937,954
Universal Technical Institute, Inc.*	40,820	342,072
WW International, Inc.*	62,736	694,487

		29,878,597

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc., Class A*	62,058	679,535
Bally’s Corp.*	33,942	444,980
Biglari Holdings, Inc., Class B*	909	150,894
BJ’s Restaurants, Inc.*	26,742	627,367
Bloomin’ Brands, Inc.	100,902	2,481,180
Bluegreen Vacations Holding Corp., Class A	12,454	456,813
Bowlero Corp., Class A(x)*	34,726	334,064
Brinker International, Inc.(x)*	50,497	1,595,200
Carrols Restaurant Group, Inc.*	41,805	275,495
Century Casinos, Inc.*	36,515	187,322
Cheesecake Factory, Inc. (The)	57,018	1,727,645
Chuy’s Holdings, Inc.*	20,786	739,566
Cracker Barrel Old Country Store, Inc.(x)	25,400	1,706,880
Dave & Buster’s Entertainment, Inc.*	41,612	1,542,557
Denny’s Corp.*	62,843	532,280
Dine Brands Global, Inc.	18,228	901,375
El Pollo Loco Holdings, Inc.	28,086	251,370
Everi Holdings, Inc.*	99,186	1,311,239
Fiesta Restaurant Group, Inc.*	16,452	139,184
First Watch Restaurant Group, Inc.*	19,078	329,859
Full House Resorts, Inc.*	42,180	180,109
Global Business Travel Group I*	36,288	199,584
Golden Entertainment, Inc.	23,298	796,326
Hilton Grand Vacations, Inc.*	93,688	3,813,102
Inspired Entertainment, Inc.*	24,971	298,653
International Game Technology plc	125,018	3,790,546
Jack in the Box, Inc.	23,659	1,633,891
Krispy Kreme, Inc.(x)	100,782	1,256,751
Kura Sushi USA, Inc., Class A(x)*	6,854	453,186
Life Time Group Holdings, Inc.*	51,393	781,687
Light & Wonder, Inc.*	105,149	7,500,278
Lindblad Expeditions Holdings, Inc.*	41,743	300,550
Monarch Casino & Resort, Inc.	15,830	983,043
Mondee Holdings, Inc., Class A(x)*	52,928	188,953
Nathan’s Famous, Inc.	2,050	144,853
Noodles & Co., Class A*	52,475	129,088
ONE Group Hospitality, Inc. (The)*	28,283	155,556
Papa John’s International, Inc.	37,848	2,581,991
PlayAGS, Inc.*	40,441	263,675
Portillo’s, Inc., Class A*	50,981	784,598
Potbelly Corp.*	27,855	217,269
RCI Hospitality Holdings, Inc.	10,059	610,179
Red Robin Gourmet Burgers, Inc.(x)*	18,770	150,911
Red Rock Resorts, Inc., Class A	54,807	2,247,087
Rush Street Interactive, Inc.*	72,472	334,821
Sabre Corp.*	385,172	1,729,422
SeaWorld Entertainment, Inc.*	41,870	1,936,487
Shake Shack, Inc., Class A*	43,479	2,524,825
Six Flags Entertainment Corp.*	83,160	1,955,092
Super Group SGHC Ltd.(x)*	152,723	563,548
Sweetgreen, Inc., Class A*	111,202	1,306,623
Target Hospitality Corp.(x)*	35,976	571,299
Xponential Fitness, Inc., Class A*	29,563	458,226

		57,257,014

Household Durables (1.8%)
Beazer Homes USA, Inc.*	34,631	862,658
Cavco Industries, Inc.*	10,072	2,675,727
Century Communities, Inc.	32,753	2,187,245
Cricut, Inc., Class A(x)	57,900	537,891
Dream Finders Homes, Inc., Class A(x)*	28,248	627,953
Ethan Allen Interiors, Inc.	26,274	785,593
GoPro, Inc., Class A*	149,106	468,193
Green Brick Partners, Inc.*	30,025	1,246,338
Helen of Troy Ltd.*	27,721	3,231,160
Hooker Furnishings Corp.(x)	10,008	194,656
Hovnanian Enterprises, Inc., Class A*	5,540	563,196
Installed Building Products, Inc.	27,289	3,408,123
iRobot Corp.*	31,563	1,196,238
KB Home	83,384	3,859,011
Landsea Homes Corp.*	14,399	129,447
La-Z-Boy, Inc.	49,982	1,543,444
Legacy Housing Corp.*	10,782	209,279
LGI Homes, Inc.*	23,965	2,384,278
Lovesac Co. (The)*	16,532	329,317
M.D.C. Holdings, Inc.	67,597	2,787,024
M/I Homes, Inc.*	31,016	2,606,585
Meritage Homes Corp.	41,939	5,132,914
Purple Innovation, Inc., Class A(x)	72,687	124,295
Skyline Champion Corp.*	61,690	3,930,887
Snap One Holdings Corp.*	23,676	218,766
Sonos, Inc.*	146,238	1,887,933
Taylor Morrison Home Corp., Class A*	121,137	5,161,648
Traeger, Inc.*	41,969	114,575
Tri Pointe Homes, Inc.*	114,207	3,123,561
United Homes Group, Inc.(x)*	3,046	17,058
Vizio Holding Corp., Class A*	91,167	493,213
VOXX International Corp., Class A*	14,363	114,617

		52,152,823

Leisure Products (0.4%)
Acushnet Holdings Corp.	35,941	1,906,311
AMMO, Inc.(x)*	112,111	226,464
Clarus Corp.(x)	35,111	265,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Escalade, Inc.	7,063	$108,135
Funko, Inc., Class A(x)*	41,876	320,352
JAKKS Pacific, Inc.*	7,021	130,520
Johnson Outdoors, Inc., Class A	6,544	357,891
Latham Group, Inc.*	48,729	136,441
Malibu Boats, Inc., Class A*	23,898	1,171,480
Marine Products Corp.	10,495	149,134
MasterCraft Boat Holdings, Inc.*	20,605	457,843
Smith & Wesson Brands, Inc.	52,638	679,557
Solo Brands, Inc., Class A*	29,624	151,082
Sturm Ruger & Co., Inc.	20,552	1,071,170
Topgolf Callaway Brands Corp.*	165,682	2,293,039
Vista Outdoor, Inc.*	66,252	2,194,266

		11,619,124

Specialty Retail (2.3%)
1-800-Flowers.com, Inc., Class A*	33,407	233,849
Aaron’s Co., Inc. (The)	37,356	391,117
Abercrombie & Fitch Co., Class A*	56,201	3,168,050
Academy Sports & Outdoors, Inc.	85,971	4,063,849
American Eagle Outfitters, Inc.	210,372	3,494,279
America’s Car-Mart, Inc.*	6,880	626,011
Arko Corp.	94,827	678,013
Asbury Automotive Group, Inc.*	23,841	5,485,099
BARK, Inc.(x)*	133,908	160,690
Big 5 Sporting Goods Corp.(x)	27,195	190,637
Boot Barn Holdings, Inc.*	34,252	2,780,920
Buckle, Inc. (The)	35,899	1,198,668
Build-A-Bear Workshop, Inc.	15,133	445,062
Caleres, Inc.	39,816	1,145,108
Camping World Holdings, Inc., Class A	49,129	1,002,723
CarParts.com, Inc.*	61,115	251,794
Carvana Co., Class A(x)*	110,450	4,636,691
Cato Corp. (The), Class A(x)	23,024	176,364
Chico’s FAS, Inc.*	143,235	1,071,398
Children’s Place, Inc. (The)*	14,660	396,260
Designer Brands, Inc., Class A(x)	58,004	734,331
Destination XL Group, Inc.*	67,068	300,465
Duluth Holdings, Inc., Class B*	17,338	104,201
Envela Corp.*	3,794	17,984
EVgo, Inc., Class A(x)*	88,002	297,447
Foot Locker, Inc.(x)	94,537	1,640,217
Genesco, Inc.*	14,532	447,876
Group 1 Automotive, Inc.	16,034	4,308,496
GrowGeneration Corp.*	69,644	203,360
Guess?, Inc.(x)	33,822	731,908
Haverty Furniture Cos., Inc.	16,841	484,684
Hibbett, Inc.	14,999	712,602
J Jill, Inc.*	1,658	49,077
Lands’ End, Inc.(x)*	16,966	126,736
Lazydays Holdings, Inc.(x)*	7,947	60,397
Leslie’s, Inc.*	204,465	1,157,272
MarineMax, Inc.*	25,235	828,213
Monro, Inc.	35,868	996,054
National Vision Holdings, Inc.*	89,405	1,446,573
ODP Corp. (The)*	37,917	1,749,870
OneWater Marine, Inc., Class A*	13,281	340,259
Overstock.com, Inc.*	53,006	838,555
PetMed Express, Inc.(x)	24,970	255,943
Rent the Runway, Inc., Class A(x)*	66,735	45,420
Revolve Group, Inc., Class A(x)*	47,230	642,800
Sally Beauty Holdings, Inc.*	126,130	1,056,969
Shoe Carnival, Inc.	20,957	503,597
Signet Jewelers Ltd.	51,316	3,685,002
Sleep Number Corp.*	24,594	604,766
Sonic Automotive, Inc., Class A	18,441	880,742
Sportsman’s Warehouse Holdings, Inc.(x)*	46,059	206,805
Stitch Fix, Inc., Class A*	101,674	350,775
ThredUp, Inc., Class A(x)*	86,725	347,767
Tile Shop Holdings, Inc.*	35,772	196,388
Tilly’s, Inc., Class A*	26,308	213,621
Torrid Holdings, Inc.(x)*	24,499	54,143
Upbound Group, Inc.	63,445	1,868,455
Urban Outfitters, Inc.*	73,473	2,401,832
Warby Parker, Inc., Class A(x)*	99,597	1,310,697
Winmark Corp.	3,287	1,226,478
Zumiez, Inc.(x)*	17,218	306,480

		65,331,839

Textiles, Apparel & Luxury Goods (0.4%)
Allbirds, Inc., Class A*	132,446	147,015
Figs, Inc., Class A*	147,116	867,985
Fossil Group, Inc.*	54,555	112,383
G-III Apparel Group Ltd.*	47,562	1,185,245
Hanesbrands, Inc.	405,176	1,604,497
Kontoor Brands, Inc.	65,399	2,871,670
Movado Group, Inc.	18,664	510,460
Oxford Industries, Inc.	17,599	1,691,792
Rocky Brands, Inc.	7,643	112,352
Steven Madden Ltd.	86,673	2,753,601
Vera Bradley, Inc.*	27,322	180,599
Wolverine World Wide, Inc.	89,444	720,919

		12,758,518

Total Consumer Discretionary		274,093,952

Consumer Staples (3.2%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	5,497	3,497,851
Duckhorn Portfolio, Inc. (The)*	49,782	510,763
MGP Ingredients, Inc.	18,257	1,925,748
National Beverage Corp.*	27,861	1,310,024
Primo Water Corp.	180,168	2,486,319
Vita Coco Co., Inc. (The)*	32,899	856,690
Zevia PBC, Class A(x)*	29,514	65,521

		10,652,916

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	37,056	1,908,755
Chefs’ Warehouse, Inc. (The)*	41,371	876,238
HF Foods Group, Inc.*	48,544	192,720
Ingles Markets, Inc., Class A	16,526	1,244,904
Natural Grocers by Vitamin Cottage, Inc.	12,264	158,328
PriceSmart, Inc.	29,777	2,216,302
SpartanNash Co.	39,730	874,060
Sprouts Farmers Market, Inc.*	119,265	5,104,542
United Natural Foods, Inc.*	67,289	951,466
Village Super Market, Inc., Class A	11,321	256,307
Weis Markets, Inc.	19,366	1,220,058

		15,003,680

Food Products (1.1%)
Alico, Inc.	8,197	204,597
B&G Foods, Inc.(x)	83,554	826,349
Benson Hill, Inc.(x)*	219,670	72,821
Beyond Meat, Inc.(x)*	69,650	670,033
BRC, Inc., Class A(x)*	46,094	165,477
Calavo Growers, Inc.	19,918	502,531
Cal-Maine Foods, Inc.	43,960	2,128,543
Dole plc	84,092	973,785
Forafric Global plc*	6,009	67,842
Fresh Del Monte Produce, Inc.	38,272	988,948
Hain Celestial Group, Inc. (The)*	105,094	1,089,825
Hostess Brands, Inc., Class A*	152,916	5,093,632
J & J Snack Foods Corp.	17,339	2,837,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
John B Sanfilippo & Son, Inc.	10,277	$1,015,368
Lancaster Colony Corp.	22,490	3,711,525
Limoneira Co.(x)	17,183	263,244
Mission Produce, Inc.*	55,793	540,076
Seneca Foods Corp., Class A*	6,282	338,160
Simply Good Foods Co. (The)*	104,518	3,607,961
Sovos Brands, Inc.*	58,671	1,323,031
SunOpta, Inc.*	110,741	373,197
TreeHouse Foods, Inc.*	59,298	2,584,207
Utz Brands, Inc.	83,997	1,128,080
Vital Farms, Inc.*	36,835	426,549
Westrock Coffee Co.(x)*	32,509	288,030

		31,221,338

Household Products (0.3%)
Central Garden & Pet Co.*	10,817	477,462
Central Garden & Pet Co., Class A*	46,277	1,855,245
Energizer Holdings, Inc.	82,493	2,643,076
Oil-Dri Corp. of America	5,460	337,155
WD-40 Co.	15,633	3,177,251

		8,490,189

Personal Care Products (0.8%)
Beauty Health Co. (The)*	99,834	601,001
BellRing Brands, Inc.*	154,347	6,363,727
e.l.f. Beauty, Inc.*	61,433	6,747,186
Edgewell Personal Care Co.	58,980	2,179,901
Herbalife Ltd.*	116,147	1,624,896
Inter Parfums, Inc.	21,132	2,838,873
Medifast, Inc.	12,614	944,158
Nature’s Sunshine Products, Inc.*	15,174	251,433
Nu Skin Enterprises, Inc., Class A	58,586	1,242,609
Thorne HealthTech, Inc.(x)*	16,493	168,064
USANA Health Sciences, Inc.*	13,082	766,736
Waldencast plc, Class A(x)*	41,493	390,864

		24,119,448

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	5,739	52,512
Turning Point Brands, Inc.	19,287	445,337
Universal Corp.	28,337	1,337,790
Vector Group Ltd.	167,349	1,780,593

		3,616,232

Total Consumer Staples		93,103,803

Energy (7.6%)
Energy Equipment & Services (2.7%)
Archrock, Inc.	160,063	2,016,794
Atlas Energy Solutions, Inc., Class A(x)	16,222	360,615
Borr Drilling Ltd.*	253,016	1,796,414
Bristow Group, Inc., Class A*	27,189	765,914
Cactus, Inc., Class A	74,416	3,736,427
ChampionX Corp.	229,112	8,160,969
Core Laboratories, Inc.	55,096	1,322,855
Diamond Offshore Drilling, Inc.*	117,121	1,719,336
DMC Global, Inc.*	23,156	566,627
Dril-Quip, Inc.*	39,991	1,126,546
Expro Group Holdings NV*	101,524	2,358,403
Forum Energy Technologies, Inc.*	10,178	244,476
Helix Energy Solutions Group, Inc.*	165,642	1,850,221
Helmerich & Payne, Inc.	112,109	4,726,515
KLX Energy Services Holdings, Inc.(x)*	13,891	164,608
Kodiak Gas Services, Inc.*	17,685	316,208
Liberty Energy, Inc., Class A	191,161	3,540,302
Mammoth Energy Services, Inc.*	24,737	114,780
Nabors Industries Ltd.*	10,768	1,325,971
Newpark Resources, Inc.*	86,132	595,172
Noble Corp. plc	126,529	6,408,694
Oceaneering International, Inc.*	115,692	2,975,598
Oil States International, Inc.*	72,583	607,520
Patterson-UTI Energy, Inc.	407,107	5,634,361
ProFrac Holding Corp., Class A(x)*	29,304	318,828
ProPetro Holding Corp.*	115,885	1,231,858
Ranger Energy Services, Inc., Class A	12,935	183,418
RPC, Inc.	99,617	890,576
SEACOR Marine Holdings, Inc.(x)*	27,137	376,662
Seadrill Ltd.*	58,173	2,605,569
Select Water Solutions, Inc., Class A	93,505	743,365
Solaris Oilfield Infrastructure, Inc., Class A	37,834	403,310
TETRA Technologies, Inc.*	147,236	939,366
Tidewater, Inc.*	54,699	3,887,458
US Silica Holdings, Inc.*	88,583	1,243,705
Valaris Ltd.*	70,677	5,299,361
Weatherford International plc*	81,979	7,405,163

		77,963,965

Oil, Gas & Consumable Fuels (4.9%)
Amplify Energy Corp.*	45,043	331,066
Ardmore Shipping Corp.	47,791	621,761
Berry Corp.	89,639	735,040
California Resources Corp.	82,691	4,631,523
Callon Petroleum Co.*	70,527	2,759,016
Centrus Energy Corp., Class A*	13,664	775,569
Chord Energy Corp.	48,184	7,809,181
Civitas Resources, Inc.(x)	79,720	6,446,956
Clean Energy Fuels Corp.*	199,318	763,388
CNX Resources Corp.*	183,316	4,139,275
Comstock Resources, Inc.(x)	108,035	1,191,626
CONSOL Energy, Inc.	38,480	4,036,937
Crescent Energy Co., Class A(x)	44,933	567,953
CVR Energy, Inc.	34,840	1,185,605
Delek US Holdings, Inc.	75,117	2,134,074
Denbury, Inc.*	58,643	5,747,601
DHT Holdings, Inc.	161,201	1,660,370
Dorian LPG Ltd.	37,654	1,081,800
Earthstone Energy, Inc., Class A*	65,746	1,330,699
Empire Petroleum Corp.(x)*	12,224	117,717
Encore Energy Corp.*	170,397	555,494
Energy Fuels, Inc.*	180,833	1,486,447
Enviva, Inc.(x)	39,638	296,096
Equitrans Midstream Corp.	502,914	4,712,304
Evolution Petroleum Corp.	35,253	241,131
Excelerate Energy, Inc., Class A	20,831	354,960
FLEX LNG Ltd.(x)	35,010	1,055,902
Gevo, Inc.(x)*	269,044	320,162
Golar LNG Ltd.	116,640	2,829,686
Granite Ridge Resources, Inc.(x)	24,789	151,213
Green Plains, Inc.*	53,568	1,612,397
Gulfport Energy Corp.*	11,805	1,400,781
Hallador Energy Co.(x)*	25,194	363,298
HighPeak Energy, Inc.(x)	13,136	221,736
International Seaways, Inc.	46,767	2,104,515
Kinetik Holdings, Inc., Class A(x)	20,184	681,210
Kosmos Energy Ltd.*	525,573	4,299,187
Magnolia Oil & Gas Corp., Class A	211,099	4,836,278
Matador Resources Co.	130,462	7,759,880
Murphy Oil Corp.	171,119	7,760,247
NACCO Industries, Inc., Class A	4,787	167,880
NextDecade Corp.(x)*	39,617	202,839
Nordic American Tankers Ltd.	241,195	993,723
Northern Oil and Gas, Inc.	94,260	3,792,080
Overseas Shipholding Group, Inc., Class A*	47,882	210,202
Par Pacific Holdings, Inc.*	63,619	2,286,467

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PBF Energy, Inc., Class A	131,079	$7,016,659
Peabody Energy Corp.	143,467	3,728,707
Permian Resources Corp., Class A	317,625	4,434,045
PrimeEnergy Resources Corp.(x)*	332	38,509
REX American Resources Corp.*	17,849	726,811
Riley Exploration Permian, Inc.(x)	10,932	347,528
Ring Energy, Inc.(x)*	136,353	265,888
SandRidge Energy, Inc.	27,542	431,308
Scorpio Tankers, Inc.	56,852	3,076,830
SFL Corp. Ltd.	132,544	1,477,866
SilverBow Resources, Inc.(x)*	20,343	727,669
Sitio Royalties Corp., Class A(x)	92,919	2,249,569
SM Energy Co.	138,225	5,480,621
Talos Energy, Inc.*	126,808	2,084,724
Teekay Corp.*	76,731	473,430
Teekay Tankers Ltd., Class A	27,502	1,144,908
Tellurian, Inc.(x)*	626,442	726,673
Uranium Energy Corp.(x)*	423,473	2,180,886
VAALCO Energy, Inc.(x)	128,758	565,248
Verde Clean Fuels, Inc.(x)*	4,626	17,440
Vertex Energy, Inc.(x)*	75,168	334,498
Vital Energy, Inc.*	19,859	1,100,586
Vitesse Energy, Inc.	28,851	660,399
W&T Offshore, Inc.*	120,419	527,435
World Kinect Corp.	72,496	1,626,085

		140,207,594

Total Energy		218,171,559

Financials (14.4%)
Banks (7.6%)
1st Source Corp.	19,591	824,585
ACNB Corp.	9,778	309,083
Amalgamated Financial Corp.	20,773	357,711
Amerant Bancorp, Inc., Class A	30,329	528,938
American National Bankshares, Inc.	12,084	458,467
Ameris Bancorp	76,206	2,925,548
Ames National Corp.(x)	8,073	133,931
Arrow Financial Corp.	17,317	294,735
Associated Banc-Corp.	174,292	2,982,136
Atlantic Union Bankshares Corp.(x)	86,480	2,488,894
Axos Financial, Inc.*	65,463	2,478,429
Banc of California, Inc.	62,127	769,132
BancFirst Corp.	25,367	2,200,080
Bancorp, Inc. (The)*	60,849	2,099,290
Bank First Corp.(x)	10,968	846,181
Bank of Hawaii Corp.	41,748	2,074,458
Bank of Marin Bancorp	18,110	331,051
Bank of NT Butterfield & Son Ltd. (The)	58,907	1,595,202
Bank7 Corp.	2,137	48,104
BankUnited, Inc.	85,647	1,944,187
Bankwell Financial Group, Inc.	5,933	143,994
Banner Corp.	39,415	1,670,408
Bar Harbor Bankshares	17,187	406,129
BayCom Corp.	14,946	287,113
BCB Bancorp, Inc.	17,712	197,312
Berkshire Hills Bancorp, Inc.	50,744	1,017,417
Blue Foundry Bancorp*	30,672	256,725
Blue Ridge Bankshares, Inc.	21,840	98,717
Bridgewater Bancshares, Inc.*	26,101	247,437
Brookline Bancorp, Inc.	100,510	915,646
Burke & Herbert Financial Services Corp.(x)	7,476	347,372
Business First Bancshares, Inc.	27,620	518,151
Byline Bancorp, Inc.	28,502	561,774
C&F Financial Corp.(x)	3,026	162,194
Cadence Bank	209,824	4,452,465
Cambridge Bancorp	8,936	556,623
Camden National Corp.	16,783	473,616
Capital Bancorp, Inc.	11,538	220,722
Capital City Bank Group, Inc.	15,514	462,783
Capitol Federal Financial, Inc.	150,053	715,753
Capstar Financial Holdings, Inc.	22,790	323,390
Carter Bankshares, Inc.*	26,442	331,318
Cathay General Bancorp	80,047	2,782,434
Central Pacific Financial Corp.	32,457	541,383
Central Valley Community Bancorp	11,062	156,085
Chemung Financial Corp.(x)	3,015	119,424
ChoiceOne Financial Services, Inc.(x)	7,185	141,113
Citizens & Northern Corp.	17,795	312,302
Citizens Financial Services, Inc.(x)	4,741	227,189
City Holding Co.	17,085	1,543,630
Civista Bancshares, Inc.	17,787	275,698
CNB Financial Corp.	23,482	425,259
Coastal Financial Corp.*	12,454	534,401
Codorus Valley Bancorp, Inc.(x)	9,845	183,511
Colony Bankcorp, Inc.	22,063	220,520
Columbia Financial, Inc.*	34,175	536,889
Community Bank System, Inc.	61,315	2,588,106
Community Trust Bancorp, Inc.	18,262	625,656
ConnectOne Bancorp, Inc.	43,570	776,853
CrossFirst Bankshares, Inc.*	51,283	517,445
Customers Bancorp, Inc.*	33,628	1,158,485
CVB Financial Corp.	153,200	2,538,524
Dime Community Bancshares, Inc.	41,101	820,376
Eagle Bancorp, Inc.	33,922	727,627
Eastern Bankshares, Inc.	178,437	2,237,600
Enterprise Bancorp, Inc.	11,976	327,903
Enterprise Financial Services Corp.	42,654	1,599,525
Equity Bancshares, Inc., Class A	17,463	420,334
Esquire Financial Holdings, Inc.	7,905	361,179
ESSA Bancorp, Inc.	8,341	125,198
Evans Bancorp, Inc.(x)	5,468	146,542
Farmers & Merchants Bancorp, Inc.(x)	14,627	256,411
Farmers National Banc Corp.(x)	41,925	484,653
FB Financial Corp.	41,705	1,182,754
Fidelity D&D Bancorp, Inc.(x)	5,241	237,941
Financial Institutions, Inc.	17,471	294,037
First Bancorp (Nasdaq Stock Exchange)	42,977	1,209,373
First Bancorp (New York Stock Exchange)	204,157	2,747,953
First Bancorp, Inc. (The)	11,994	281,859
First Bancshares, Inc. (The)	35,655	961,615
First Bank(x)	20,896	225,259
First Busey Corp.	61,033	1,173,054
First Business Financial Services, Inc.	9,041	271,320
First Commonwealth Financial Corp.	119,829	1,463,112
First Community Bankshares, Inc.	20,716	610,086
First Community Corp.(x)	5,954	102,826
First Financial Bancorp	106,759	2,092,476
First Financial Bankshares, Inc.	150,085	3,770,135
First Financial Corp.	12,619	426,648
First Foundation, Inc.	58,931	358,300
First Interstate BancSystem, Inc., Class A	95,124	2,372,393
First Merchants Corp.	68,069	1,893,680
First Mid Bancshares, Inc.	22,502	597,653
First of Long Island Corp. (The)	25,045	288,268
First Western Financial, Inc.*	10,642	193,152
Five Star Bancorp	15,008	301,060
Flushing Financial Corp.	32,459	426,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FS Bancorp, Inc.	5,571	$164,345
Fulton Financial Corp.	187,336	2,268,639
FVCBankcorp, Inc.(x)*	20,131	257,878
German American Bancorp, Inc.	32,963	892,968
Glacier Bancorp, Inc.	128,430	3,660,255
Great Southern Bancorp, Inc.	10,628	509,294
Greene County Bancorp, Inc.(x)	8,048	193,554
Guaranty Bancshares, Inc.	10,439	299,495
Hancock Whitney Corp.	99,920	3,696,041
Hanmi Financial Corp.	35,037	568,651
HarborOne Bancorp, Inc.	49,304	469,374
HBT Financial, Inc.	15,728	286,879
Heartland Financial USA, Inc.	49,687	1,462,288
Heritage Commerce Corp.	69,617	589,656
Heritage Financial Corp.	39,933	651,307
Hilltop Holdings, Inc.	53,759	1,524,605
Hingham Institution For Savings (The)(x)	1,748	326,439
Home Bancorp, Inc.	8,516	271,405
Home BancShares, Inc.	219,652	4,599,513
HomeStreet, Inc.	22,850	178,002
HomeTrust Bancshares, Inc.	17,897	387,828
Hope Bancorp, Inc.	135,661	1,200,600
Horizon Bancorp, Inc.	49,653	530,294
Independent Bank Corp.	24,810	455,015
Independent Bank Corp./MA	50,882	2,497,797
Independent Bank Group, Inc.	42,526	1,681,903
International Bancshares Corp.	61,853	2,680,709
John Marshall Bancorp, Inc.	15,360	274,176
Kearny Financial Corp.	67,377	466,923
Lakeland Bancorp, Inc.	73,303	925,084
Lakeland Financial Corp.	28,586	1,356,692
LCNB Corp.(x)	7,860	112,162
Live Oak Bancshares, Inc.	39,539	1,144,654
Luther Burbank Corp.	11,800	99,120
Macatawa Bank Corp.	33,702	301,970
MainStreet Bancshares, Inc.	3,242	66,591
Mercantile Bank Corp.	18,435	569,826
Metrocity Bankshares, Inc.	21,466	422,451
Metropolitan Bank Holding Corp.(x)*	12,313	446,716
Mid Penn Bancorp, Inc.	16,371	329,548
Middlefield Banc Corp.	7,808	198,401
Midland States Bancorp, Inc.	24,508	503,394
MidWestOne Financial Group, Inc.	16,717	339,857
MVB Financial Corp.	14,245	321,652
National Bank Holdings Corp., Class A	37,852	1,126,476
National Bankshares, Inc.(x)	5,442	136,268
NBT Bancorp, Inc.	50,393	1,596,954
Nicolet Bankshares, Inc.	15,127	1,055,562
Northeast Bank	7,606	335,425
Northeast Community Bancorp, Inc.(x)	10,224	150,906
Northfield Bancorp, Inc.	48,725	460,451
Northrim Bancorp, Inc.	6,333	250,913
Northwest Bancshares, Inc.	148,805	1,522,275
Norwood Financial Corp.(x)	7,353	189,413
Oak Valley Bancorp(x)	5,709	143,182
OceanFirst Financial Corp.	68,470	990,761
OFG Bancorp	53,675	1,602,735
Old National Bancorp	337,372	4,905,389
Old Second Bancorp, Inc.	51,001	694,124
Orange County Bancorp, Inc.(x)	5,053	218,138
Origin Bancorp, Inc.	34,301	990,270
Orrstown Financial Services, Inc.	12,027	252,687
Pacific Premier Bancorp, Inc.	109,250	2,377,280
PacWest Bancorp	135,510	1,071,884
Park National Corp.	16,846	1,592,284
Parke Bancorp, Inc.	13,624	221,935
Pathward Financial, Inc.	30,865	1,422,568
PCB Bancorp	12,813	197,961
Peapack-Gladstone Financial Corp.	20,048	514,231
Penns Woods Bancorp, Inc.(x)	6,352	133,900
Peoples Bancorp, Inc.	39,783	1,009,693
Peoples Financial Services Corp.	8,029	321,963
Pioneer Bancorp, Inc.*	14,314	122,242
Plumas Bancorp	5,054	172,544
Ponce Financial Group, Inc.*	24,378	190,636
Preferred Bank	13,351	831,100
Premier Financial Corp.	41,556	708,945
Primis Financial Corp.	23,806	194,019
Princeton Bancorp, Inc.(x)	4,676	135,557
Provident Financial Services, Inc.	84,533	1,292,510
QCR Holdings, Inc.	19,375	940,075
RBB Bancorp	19,300	246,654
Red River Bancshares, Inc.	6,076	279,253
Renasant Corp.	61,331	1,606,259
Republic Bancorp, Inc., Class A	10,118	445,698
S&T Bancorp, Inc.	44,772	1,212,426
Sandy Spring Bancorp, Inc.	51,535	1,104,395
Seacoast Banking Corp. of Florida	90,743	1,992,716
ServisFirst Bancshares, Inc.	58,660	3,060,292
Shore Bancshares, Inc.(x)	35,706	375,627
Sierra Bancorp	16,245	308,005
Simmons First National Corp., Class A	145,379	2,465,628
SmartFinancial, Inc.	18,291	390,879
South Plains Financial, Inc.	12,924	341,711
Southern First Bancshares, Inc.*	9,723	261,938
Southern Missouri Bancorp, Inc.	10,075	389,802
Southern States Bancshares, Inc.(x)	5,666	127,995
Southside Bancshares, Inc.	34,572	992,216
SouthState Corp.	87,665	5,905,114
Stellar Bancorp, Inc.	57,215	1,219,824
Sterling Bancorp, Inc.*	23,512	137,310
Stock Yards Bancorp, Inc.	31,900	1,253,351
Summit Financial Group, Inc.	12,865	289,977
Texas Capital Bancshares, Inc.*	55,144	3,247,982
Third Coast Bancshares, Inc.*	16,169	276,490
Timberland Bancorp, Inc.	6,643	180,025
Tompkins Financial Corp.	16,290	798,047
Towne Bank	80,797	1,852,675
TriCo Bancshares	36,513	1,169,511
Triumph Financial, Inc.*	26,121	1,692,380
TrustCo Bank Corp.	21,414	584,388
Trustmark Corp.	70,060	1,522,404
UMB Financial Corp.	50,991	3,163,992
United Bankshares, Inc.	150,680	4,157,261
United Community Banks, Inc.	131,121	3,331,785
Unity Bancorp, Inc.	9,490	222,351
Univest Financial Corp.	33,386	580,249
USCB Financial Holdings, Inc.(x)*	13,831	145,364
Valley National Bancorp(x)	497,076	4,254,971
Veritex Holdings, Inc.	60,403	1,084,234
Virginia National Bankshares Corp.	3,836	116,423
Washington Federal, Inc.	75,428	1,932,465
Washington Trust Bancorp, Inc.	19,878	523,388
WesBanco, Inc.	67,817	1,656,091
West Bancorp, Inc.	18,655	304,263
Westamerica Bancorp	29,808	1,289,196
WSFS Financial Corp.	70,500	2,573,250

		218,574,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (1.2%)
AlTi Global, Inc.*	23,760	$165,370
Artisan Partners Asset Management, Inc., Class A	70,736	2,646,941
AssetMark Financial Holdings, Inc.*	25,300	634,524
Avantax, Inc.*	44,196	1,130,534
B Riley Financial, Inc.(x)	21,967	900,427
Bakkt Holdings, Inc.(x)*	85,349	99,858
BGC Group, Inc., Class A	361,771	1,910,151
Brightsphere Investment Group, Inc.	38,337	743,354
Cohen & Steers, Inc.	29,936	1,876,688
Diamond Hill Investment Group, Inc.	3,254	548,527
Donnelley Financial Solutions, Inc.*	29,076	1,636,397
Forge Global Holdings, Inc.(x)*	134,291	272,611
GCM Grosvenor, Inc., Class A(x)	47,733	370,408
Hamilton Lane, Inc., Class A	42,069	3,804,720
MarketWise, Inc.	36,708	58,733
Moelis & Co., Class A	76,914	3,471,129
Open Lending Corp.*	116,944	856,030
P10, Inc., Class A	50,569	589,129
Patria Investments Ltd., Class A(x)	62,376	909,442
Perella Weinberg Partners, Class A	50,274	511,789
Piper Sandler Cos.	19,973	2,902,277
PJT Partners, Inc., Class A	27,317	2,170,062
Sculptor Capital Management, Inc., Class A	24,202	280,743
Silvercrest Asset Management Group, Inc., Class A	11,948	189,615
StepStone Group, Inc., Class A	62,101	1,961,150
StoneX Group, Inc.*	20,567	1,993,354
Value Line, Inc.	1,070	46,780
Victory Capital Holdings, Inc., Class A	31,887	1,063,113
Virtus Investment Partners, Inc.	8,146	1,645,410
WisdomTree, Inc.	158,861	1,112,027

		36,501,293

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	5,922	179,496
Bread Financial Holdings, Inc.	41,520	1,419,984
Consumer Portfolio Services, Inc.(x)*	11,897	107,906
Encore Capital Group, Inc.*	27,312	1,304,421
Enova International, Inc.*	35,017	1,781,315
FirstCash Holdings, Inc.	43,376	4,354,083
Green Dot Corp., Class A*	53,463	744,740
LendingClub Corp.*	122,497	747,232
LendingTree, Inc.*	12,894	199,857
Navient Corp.	102,440	1,764,017
Nelnet, Inc., Class A	16,759	1,496,914
NerdWallet, Inc., Class A*	42,987	382,154
OppFi, Inc.*	17,445	43,961
PRA Group, Inc.*	45,392	871,980
PROG Holdings, Inc.*	53,308	1,770,359
Regional Management Corp.	9,030	249,950
Upstart Holdings, Inc.(x)*	82,961	2,367,707
World Acceptance Corp.(x)*	4,575	581,299

		20,367,375

Financial Services (2.1%)
Acacia Research Corp.(x)*	42,918	156,651
Alerus Financial Corp.	21,384	388,761
A-Mark Precious Metals, Inc.	21,651	635,024
AvidXchange Holdings, Inc.*	171,953	1,630,114
Banco Latinoamericano de Comercio
Exterior SA, Class E	31,654	671,065
Cannae Holdings, Inc.*	84,111	1,567,829
Cantaloupe, Inc.*	70,514	440,712
Cass Information Systems, Inc.	16,081	599,017
Compass Diversified Holdings	72,719	1,364,936
Enact Holdings, Inc.	34,541	940,551
Essent Group Ltd.	121,902	5,764,745
Evertec, Inc.	75,232	2,797,126
Federal Agricultural Mortgage Corp., Class C	10,507	1,621,230
Finance of America Cos., Inc., Class A(x)*	59,046	75,579
Flywire Corp.*	110,589	3,526,683
I3 Verticals, Inc., Class A*	25,928	548,118
International Money Express, Inc.*	37,488	634,672
Jackson Financial, Inc., Class A	95,665	3,656,316
Marqeta, Inc., Class A*	564,183	3,373,814
Merchants Bancorp	18,645	516,839
Mr Cooper Group, Inc.*	75,377	4,037,192
NewtekOne, Inc.(x)	27,981	412,720
NMI Holdings, Inc., Class A*	94,486	2,559,626
Ocwen Financial Corp.(x)*	7,435	192,418
Pagseguro Digital Ltd., Class A*	228,590	1,968,160
Payoneer Global, Inc.*	303,183	1,855,480
Paysafe Ltd.*	39,421	472,658
Paysign, Inc.(x)*	30,453	59,383
PennyMac Financial Services, Inc.‡	29,373	1,956,242
Priority Technology Holdings, Inc.*	26,978	87,409
Radian Group, Inc.	181,182	4,549,480
Remitly Global, Inc.*	150,480	3,795,106
Repay Holdings Corp., Class A*	93,491	709,597
Security National Financial Corp., Class A*	8,867	69,517
StoneCo Ltd., Class A*	335,097	3,575,485
SWK Holdings Corp.(x)*	4,613	72,655
Velocity Financial, Inc.*	12,412	140,256
Walker & Dunlop, Inc.	36,625	2,719,040
Waterstone Financial, Inc.	22,779	249,430

		60,391,636

Insurance (1.7%)
Ambac Financial Group, Inc.*	50,387	607,667
American Coastal Insurance Corp.(x)*	22,607	166,388
American Equity Investment Life Holding Co.	89,520	4,801,853
AMERISAFE, Inc.	22,411	1,122,119
Argo Group International Holdings Ltd.	36,679	1,094,501
BRP Group, Inc., Class A*	69,463	1,613,626
CNO Financial Group, Inc.	131,024	3,109,200
Crawford & Co., Class A	17,962	167,765
Donegal Group, Inc., Class A	17,153	244,516
eHealth, Inc.*	29,288	216,731
Employers Holdings, Inc.	30,846	1,232,298
Enstar Group Ltd.*	13,737	3,324,354
F&G Annuities & Life, Inc.	21,059	590,916
Fidelis Insurance Holdings Ltd.*	17,452	256,195
Genworth Financial, Inc., Class A*	549,173	3,218,154
GoHealth, Inc., Class A*	4,864	70,479
Goosehead Insurance, Inc., Class A*	24,807	1,848,866
Greenlight Capital Re Ltd., Class A*	32,260	346,472
HCI Group, Inc.	7,797	423,299
Hippo Holdings, Inc.(x)*	13,196	105,172
Horace Mann Educators Corp.	47,316	1,390,144
Investors Title Co.	1,553	229,984
James River Group Holdings Ltd.	42,617	654,171
Kingsway Financial Services, Inc.*	4,841	36,550
Lemonade, Inc.(x)*	59,577	692,285
Maiden Holdings Ltd.(x)*	67,831	119,383
MBIA, Inc.*	55,676	401,424
Mercury General Corp.	31,504	883,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
National Western Life Group, Inc., Class A	2,674	$1,169,848
NI Holdings, Inc.*	11,494	147,928
Oscar Health, Inc., Class A*	181,699	1,012,063
Palomar Holdings, Inc.*	28,072	1,424,654
ProAssurance Corp.	62,180	1,174,580
Root, Inc., Class A*	2	16
Safety Insurance Group, Inc.	16,534	1,127,454
Selective Insurance Group, Inc.	69,328	7,152,570
Selectquote, Inc.*	166,126	194,367
SiriusPoint Ltd.*	105,260	1,070,494
Skyward Specialty Insurance Group, Inc.(x)*	27,464	751,415
Stewart Information Services Corp.	30,815	1,349,697
Tiptree, Inc., Class A	28,195	472,548
Trupanion, Inc.(x)*	46,507	1,311,497
United Fire Group, Inc.	25,744	508,444
Universal Insurance Holdings, Inc.	31,168	436,975

		48,272,119

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)(x)	19,093	224,152
Angel Oak Mortgage REIT, Inc. (REIT)	16,079	137,154
Apollo Commercial Real Estate Finance, Inc. (REIT)	163,458	1,655,829
Arbor Realty Trust, Inc. (REIT)(x)	203,356	3,086,944
Ares Commercial Real Estate Corp. (REIT)(x)	61,915	589,431
ARMOUR Residential REIT, Inc. (REIT)(x)	263,715	1,120,789
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	198,398	4,315,156
BrightSpire Capital, Inc. (REIT), Class A	148,305	928,389
Chicago Atlantic Real Estate Finance, Inc. (REIT)	19,335	284,611
Chimera Investment Corp. (REIT)	273,653	1,494,145
Claros Mortgage Trust, Inc. (REIT)(x)	106,671	1,181,915
Dynex Capital, Inc. (REIT)	57,542	687,051
Ellington Financial, Inc. (REIT)(x)	76,757	957,160
Franklin BSP Realty Trust, Inc. (REIT)	95,704	1,267,121
Granite Point Mortgage Trust, Inc. (REIT)	58,810	286,993
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	119,115	2,525,238
Invesco Mortgage Capital, Inc. (REIT)(x)	49,302	493,513
KKR Real Estate Finance Trust, Inc. (REIT)	68,441	812,395
Ladder Capital Corp. (REIT), Class A	130,385	1,337,750
MFA Financial, Inc. (REIT)	120,237	1,155,478
New York Mortgage Trust, Inc. (REIT)	106,953	908,031
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	155,060
Orchid Island Capital, Inc. (REIT)(x)	46,249	393,579
PennyMac Mortgage Investment Trust (REIT)‡	103,863	1,287,901
Ready Capital Corp. (REIT)	184,400	1,864,284
Redwood Trust, Inc. (REIT)(x)	133,869	954,486
TPG RE Finance Trust, Inc. (REIT)	79,511	535,109
Two Harbors Investment Corp. (REIT)	111,957	1,482,311

		32,121,975

Total Financials		416,228,457

Health Care (13.3%)
Biotechnology (5.9%)
2seventy bio, Inc.*	61,983	242,973
4D Molecular Therapeutics, Inc.*	37,745	480,494
89bio, Inc.*	72,606	1,121,037
Aadi Bioscience, Inc.*	21,237	102,787
ACADIA Pharmaceuticals, Inc.*	139,419	2,905,492
ACELYRIN, Inc.(x)*	38,133	387,813
Acrivon Therapeutics, Inc.(x)*	10,673	102,034
Actinium Pharmaceuticals, Inc.(x)*	30,274	179,222
Adicet Bio, Inc.*	38,674	52,983
ADMA Biologics, Inc.*	242,353	867,624
Aerovate Therapeutics, Inc.(x)*	11,795	160,058
Agenus, Inc.*	402,914	455,293
Agios Pharmaceuticals, Inc.*	63,905	1,581,649
Akero Therapeutics, Inc.*	59,055	2,987,002
Aldeyra Therapeutics, Inc.*	56,088	374,668
Alector, Inc.*	75,091	486,590
Alkermes plc*	190,903	5,347,193
Allakos, Inc.*	80,365	182,429
Allogene Therapeutics, Inc.(x)*	94,542	299,698
Allovir, Inc.(x)*	52,529	112,937
Alpine Immune Sciences, Inc.*	38,816	444,443
Altimmune, Inc.*	58,800	152,880
ALX Oncology Holdings, Inc.*	27,522	132,106
Amicus Therapeutics, Inc.*	322,624	3,923,108
AnaptysBio, Inc.*	21,553	387,092
Anavex Life Sciences Corp.(x)*	85,007	556,796
Anika Therapeutics, Inc.*	17,976	334,893
Annexon, Inc.*	51,205	120,844
Apogee Therapeutics, Inc.(x)*	22,434	477,844
Arbutus Biopharma Corp.*	145,568	295,503
Arcellx, Inc.*	43,665	1,566,700
Arcturus Therapeutics Holdings, Inc.*	26,826	685,404
Arcus Biosciences, Inc.*	61,965	1,112,272
Arcutis Biotherapeutics, Inc.*	61,446	326,278
Ardelyx, Inc.*	250,176	1,020,718
Arrowhead Pharmaceuticals, Inc.*	116,414	3,128,044
ARS Pharmaceuticals, Inc.(x)*	27,148	102,619
Astria Therapeutics, Inc.(x)*	29,921	223,211
Atara Biotherapeutics, Inc.*	123,729	183,119
Aura Biosciences, Inc.*	33,731	302,567
Aurinia Pharmaceuticals, Inc.*	155,797	1,210,543
Avid Bioservices, Inc.*	71,398	673,997
Avidity Biosciences, Inc.*	85,097	542,919
Avita Medical, Inc.(x)*	30,695	448,454
Beam Therapeutics, Inc.(x)*	80,269	1,930,469
BioAtla, Inc.*	52,191	88,725
BioCryst Pharmaceuticals, Inc.*	218,072	1,543,950
Biohaven Ltd.*	67,044	1,743,814
Biomea Fusion, Inc.(x)*	24,317	334,602
BioVie, Inc., Class A(x)*	14,927	50,901
Bioxcel Therapeutics, Inc.(x)*	23,584	59,668
Bluebird Bio, Inc.(x)*	131,190	398,818
Blueprint Medicines Corp.*	69,966	3,513,693
Bridgebio Pharma, Inc.*	131,759	3,474,485
Cabaletta Bio, Inc.*	30,816	469,020
CareDx, Inc.*	61,140	427,980
Caribou Biosciences, Inc.*	67,209	321,259
Carisma Therapeutics, Inc.	32,495	137,454
Catalyst Pharmaceuticals, Inc.*	113,258	1,323,986
Celcuity, Inc.(x)*	19,519	178,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Celldex Therapeutics, Inc.*	53,453	$1,471,027
Century Therapeutics, Inc.*	25,837	51,674
Cerevel Therapeutics Holdings, Inc.(x)*	71,193	1,554,143
Cogent Biosciences, Inc.*	82,696	806,286
Coherus Biosciences, Inc.*	91,199	341,084
Compass Therapeutics, Inc.(x)*	106,747	210,292
Crinetics Pharmaceuticals, Inc.*	74,351	2,211,199
Cue Biopharma, Inc.(x)*	38,386	88,288
Cullinan Oncology, Inc.*	28,823	260,848
Cytokinetics, Inc.*	107,155	3,156,786
Day One Biopharmaceuticals, Inc.*	72,080	884,422
Deciphera Pharmaceuticals, Inc.*	61,524	782,585
Denali Therapeutics, Inc.*	135,925	2,804,133
Design Therapeutics, Inc.*	39,341	92,845
Disc Medicine, Inc.(x)*	9,491	445,887
Dynavax Technologies Corp.*	149,120	2,202,502
Dyne Therapeutics, Inc.*	48,899	438,135
Eagle Pharmaceuticals, Inc.*	13,307	209,851
Editas Medicine, Inc.(x)*	84,235	657,033
Emergent BioSolutions, Inc.*	60,529	205,799
Enanta Pharmaceuticals, Inc.*	24,720	276,122
Entrada Therapeutics, Inc.(x)*	25,598	404,448
EQRx, Inc.*	374,787	832,027
Erasca, Inc.*	100,058	197,114
Fate Therapeutics, Inc.*	106,651	226,100
Fennec Pharmaceuticals, Inc.*	20,330	152,678
FibroGen, Inc.(x)*	111,274	96,018
Foghorn Therapeutics, Inc.*	24,170	120,850
Genelux Corp.(x)*	21,348	522,813
Generation Bio Co.*	57,057	216,246
Geron Corp.*	584,941	1,240,075
Graphite Bio, Inc.*	28,698	71,171
Gritstone bio, Inc.(x)*	106,183	182,635
Halozyme Therapeutics, Inc.*	149,406	5,707,309
Heron Therapeutics, Inc.(x)*	132,039	136,000
HilleVax, Inc.(x)*	26,181	352,134
Humacyte, Inc.(x)*	74,197	217,397
Icosavax, Inc.(x)*	35,143	272,358
Ideaya Biosciences, Inc.*	62,466	1,685,333
IGM Biosciences, Inc.(x)*	14,714	122,862
Immuneering Corp., Class A(x)*	23,991	184,251
ImmunityBio, Inc.(x)*	136,447	230,595
ImmunoGen, Inc.*	275,769	4,376,454
Immunovant, Inc.*	62,076	2,383,098
Inhibrx, Inc.*	39,513	725,064
Inozyme Pharma, Inc.(x)*	39,577	166,223
Insmed, Inc.*	151,661	3,829,440
Intellia Therapeutics, Inc.*	101,504	3,209,556
Intercept Pharmaceuticals, Inc.*	46,669	865,243
Iovance Biotherapeutics, Inc.*	244,358	1,111,829
Ironwood Pharmaceuticals, Inc., Class A*	159,487	1,535,860
iTeos Therapeutics, Inc.*	30,188	330,559
Janux Therapeutics, Inc.*	21,124	212,930
KalVista Pharmaceuticals, Inc.*	30,091	289,776
Karyopharm Therapeutics, Inc.(x)*	138,535	185,637
Keros Therapeutics, Inc.*	26,437	842,812
Kezar Life Sciences, Inc.*	86,406	102,823
Kiniksa Pharmaceuticals Ltd., Class A*	36,096	626,988
Kodiak Sciences, Inc.*	39,649	71,368
Krystal Biotech, Inc.*	24,867	2,884,572
Kura Oncology, Inc.*	78,616	716,978
Kymera Therapeutics, Inc.*	43,713	607,611
Larimar Therapeutics, Inc.*	28,056	110,821
Lexicon Pharmaceuticals, Inc.(x)*	110,647	120,605
Lineage Cell Therapeutics, Inc.(x)*	135,843	160,295
Lyell Immunopharma, Inc.(x)*	210,909	310,036
MacroGenics, Inc.*	74,558	347,440
Madrigal Pharmaceuticals, Inc.*	15,667	2,288,009
MannKind Corp.*	301,661	1,245,860
MeiraGTx Holdings plc*	38,712	190,076
Merrimack Pharmaceuticals, Inc.(x)*	11,608	143,127
Mersana Therapeutics, Inc.*	118,566	150,579
MiMedx Group, Inc.*	133,774	975,212
Mineralys Therapeutics, Inc.(x)*	16,917	160,881
Mirum Pharmaceuticals, Inc.*	28,472	899,715
Monte Rosa Therapeutics, Inc.(x)*	38,417	184,017
Morphic Holding, Inc.*	39,673	908,908
Myriad Genetics, Inc.*	92,946	1,490,854
Nkarta, Inc.*	41,956	58,319
Novavax, Inc.(x)*	100,173	725,253
Nurix Therapeutics, Inc.*	57,219	449,741
Nuvalent, Inc., Class A*	27,593	1,268,450
Nuvectis Pharma, Inc.(x)*	7,506	96,752
Ocean Biomedical, Inc.(x)*	7,387	28,809
Olema Pharmaceuticals, Inc.*	33,099	408,773
Omega Therapeutics, Inc.(x)*	27,908	60,002
Organogenesis Holdings, Inc., Class A*	83,395	265,196
ORIC Pharmaceuticals, Inc.(x)*	47,682	288,476
Outlook Therapeutics, Inc.(x)*	185,961	41,097
Ovid therapeutics, Inc.*	67,144	257,833
PDS Biotechnology Corp.(x)*	32,489	164,069
PepGen, Inc.(x)*	12,443	63,210
PMV Pharmaceuticals, Inc.*	48,362	296,943
Point Biopharma Global, Inc.(x)*	104,101	694,354
Poseida Therapeutics, Inc., Class A*	79,276	188,677
Precigen, Inc.(x)*	160,770	228,293
Prelude Therapeutics, Inc.(x)*	9,096	28,107
Prime Medicine, Inc.(x)*	45,512	434,184
ProKidney Corp., Class A(x)*	51,770	237,107
Protagonist Therapeutics, Inc.*	63,675	1,062,099
Protalix BioTherapeutics, Inc.*	63,478	105,373
Prothena Corp. plc*	47,696	2,301,332
PTC Therapeutics, Inc.*	81,499	1,826,393
Rallybio Corp.(x)*	37,588	126,672
RAPT Therapeutics, Inc.*	35,282	586,387
Recursion Pharmaceuticals, Inc., Class A(x)*	160,301	1,226,303
REGENXBIO, Inc.*	47,723	785,521
Relay Therapeutics, Inc.*	106,042	891,813
Reneo Pharmaceuticals, Inc.(x)*	9,726	74,063
Replimune Group, Inc.*	47,793	817,738
REVOLUTION Medicines, Inc.*	116,678	3,229,647
Rhythm Pharmaceuticals, Inc.*	59,107	1,355,028
Rigel Pharmaceuticals, Inc.*	212,809	229,834
Rocket Pharmaceuticals, Inc.*	65,898	1,350,250
Sage Therapeutics, Inc.*	62,097	1,277,956
Sagimet Biosciences, Inc., Class A(x)*	6,180	54,384
Sana Biotechnology, Inc.(x)*	107,294	415,228
Sangamo Therapeutics, Inc.*	167,455	100,439
Savara, Inc.(x)*	90,692	342,816
Scholar Rock Holding Corp.(x)*	33,988	241,315
Selecta Biosciences, Inc.(x)*	130,904	138,758
Seres Therapeutics, Inc.*	120,340	286,409
SpringWorks Therapeutics, Inc.(x)*	67,040	1,549,965
Stoke Therapeutics, Inc.(x)*	34,328	135,252
Summit Therapeutics, Inc.(x)*	140,126	262,036
Sutro Biopharma, Inc.*	72,242	250,680
Syndax Pharmaceuticals, Inc.*	77,386	1,123,645
Tango Therapeutics, Inc.(x)*	51,359	578,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaya Therapeutics, Inc.*	56,401	$143,823
TG Therapeutics, Inc.*	157,869	1,319,785
Travere Therapeutics, Inc.*	85,564	764,942
Turnstone Biologics Corp.*	7,368	29,030
Twist Bioscience Corp.*	65,486	1,326,746
Tyra Biosciences, Inc.(x)*	16,300	224,451
UroGen Pharma Ltd.(x)*	22,865	320,339
Vanda Pharmaceuticals, Inc.*	64,110	276,955
Vaxcyte, Inc.*	107,987	5,505,177
Vaxxinity, Inc., Class A(x)*	47,718	65,374
Vera Therapeutics, Inc., Class A(x)*	39,714	544,479
Veracyte, Inc.*	83,754	1,870,227
Vericel Corp.*	54,794	1,836,695
Verve Therapeutics, Inc.(x)*	59,586	790,110
Vigil Neuroscience, Inc.(x)*	17,907	96,519
Viking Therapeutics, Inc.(x)*	110,621	1,224,574
Vir Biotechnology, Inc.*	98,368	921,708
Viridian Therapeutics, Inc.*	48,551	744,772
Vor BioPharma, Inc.(x)*	44,116	93,526
Voyager Therapeutics, Inc.*	38,522	298,545
X4 Pharmaceuticals, Inc.(x)*	153,079	166,856
Xencor, Inc.*	66,730	1,344,609
XOMA Corp.(x)*	7,288	102,688
Y-mAbs Therapeutics, Inc.*	45,079	245,681
Zentalis Pharmaceuticals, Inc.*	67,001	1,344,040
Zura Bio Ltd., Class A(x)*	8,824	58,238
Zymeworks, Inc.(x)*	62,746	397,810

		170,929,151

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	108,458	295,006
Alphatec Holdings, Inc.*	90,518	1,174,018
AngioDynamics, Inc.*	45,894	335,485
Artivion, Inc.*	45,319	687,036
AtriCure, Inc.*	53,598	2,347,592
Atrion Corp.	1,615	667,270
Avanos Medical, Inc.*	54,356	1,099,078
Axogen, Inc.*	48,354	241,770
Axonics, Inc.*	56,451	3,168,030
Beyond Air, Inc.(x)*	30,609	70,707
Butterfly Network, Inc.(x)*	170,534	201,230
Cerus Corp.*	208,428	337,653
ClearPoint Neuro, Inc.(x)*	25,175	126,127
CONMED Corp.	35,286	3,558,593
Cutera, Inc.(x)*	21,291	128,172
CVRx, Inc.*	13,427	203,688
Embecta Corp.	66,492	1,000,705
Glaukos Corp.*	53,938	4,058,834
Haemonetics Corp.*	57,719	5,170,468
Inari Medical, Inc.*	60,890	3,982,206
Inmode Ltd.*	89,143	2,715,296
Inogen, Inc.*	29,495	153,964
Integer Holdings Corp.*	38,221	2,997,673
iRadimed Corp.	9,057	401,859
iRhythm Technologies, Inc.*	35,312	3,328,509
KORU Medical Systems, Inc.(x)*	29,591	79,896
Lantheus Holdings, Inc.*	78,302	5,440,423
LeMaitre Vascular, Inc.	22,723	1,237,949
LivaNova plc*	62,432	3,301,404
Merit Medical Systems, Inc.*	65,442	4,516,807
Nano-X Imaging Ltd.(x)*	55,395	363,391
Neogen Corp.*	250,790	4,649,647
Nevro Corp.*	40,864	785,406
Omnicell, Inc.*	51,728	2,329,829
OraSure Technologies, Inc.*	82,828	491,170
Orchestra BioMed Holdings, Inc.(x)*	2,868	25,009
Orthofix Medical, Inc.*	40,463	520,354
OrthoPediatrics Corp.*	18,643	596,576
Outset Medical, Inc.*	58,052	631,606
Paragon 28, Inc.*	50,528	634,126
PROCEPT BioRobotics Corp.(x)*	41,527	1,362,501
Pulmonx Corp.*	44,791	462,691
Pulse Biosciences, Inc.(x)*	17,100	68,913
RxSight, Inc.*	31,828	887,683
Sanara Medtech, Inc.(x)*	3,962	123,337
Semler Scientific, Inc.*	5,192	131,721
SI-BONE, Inc.*	40,007	849,749
Sight Sciences, Inc.(x)*	26,242	88,436
Silk Road Medical, Inc.*	44,209	662,693
STAAR Surgical Co.*	55,941	2,247,709
Surmodics, Inc.*	15,844	508,434
Tactile Systems Technology, Inc.*	28,503	400,467
Tela Bio, Inc.*	18,102	144,816
TransMedics Group, Inc.(x)*	36,502	1,998,484
Treace Medical Concepts, Inc.*	53,114	696,325
UFP Technologies, Inc.*	8,159	1,317,271
Utah Medical Products, Inc.	4,264	366,704
Varex Imaging Corp.*	44,645	838,880
Vicarious Surgical, Inc., Class A*	82,926	48,984
Zimvie, Inc.*	31,801	299,247
Zynex, Inc.(x)*	23,957	191,656

		77,751,263

Health Care Providers & Services (2.4%)
23andMe Holding Co., Class A(x)*	305,251	298,444
Accolade, Inc.*	79,502	841,131
AdaptHealth Corp., Class A*	110,127	1,002,156
Addus HomeCare Corp.*	18,009	1,534,187
Agiliti, Inc.*	35,261	228,844
AirSculpt Technologies, Inc.(x)*	14,813	101,321
Alignment Healthcare, Inc.*	103,380	717,457
AMN Healthcare Services, Inc.*	45,783	3,899,796
Apollo Medical Holdings, Inc.*	50,328	1,552,619
Aveanna Healthcare Holdings, Inc.*	55,852	66,464
Brookdale Senior Living, Inc.*	207,700	859,878
Cano Health, Inc.(x)*	293,341	74,391
CareMax, Inc.(x)*	94,237	199,782
Castle Biosciences, Inc.*	29,948	505,822
Community Health Systems, Inc.*	154,223	447,247
CorVel Corp.*	10,036	1,973,579
Cross Country Healthcare, Inc.*	40,446	1,002,656
DocGo, Inc.*	94,060	501,340
Enhabit, Inc.*	57,844	650,745
Ensign Group, Inc. (The)	62,774	5,833,588
Fulgent Genetics, Inc.*	23,556	629,887
Guardant Health, Inc.*	130,623	3,871,666
HealthEquity, Inc.*	96,753	7,067,807
Hims & Hers Health, Inc.*	140,644	884,651
InfuSystem Holdings, Inc.*	16,824	162,183
Innovage Holding Corp.(x)*	17,679	105,897
Invitae Corp.(x)*	308,690	186,819
Joint Corp. (The)*	17,642	158,602
LifeStance Health Group, Inc.(x)*	122,108	838,882
ModivCare, Inc.*	15,542	489,728
National HealthCare Corp.	14,674	938,843
National Research Corp.	16,571	735,255
NeoGenomics, Inc.*	146,609	1,803,291
OPKO Health, Inc.(x)*	473,775	758,040
Option Care Health, Inc.*	195,808	6,334,389
Owens & Minor, Inc.*	85,469	1,381,179
P3 Health Partners, Inc.(x)*	51,688	75,981
Patterson Cos., Inc.	98,876	2,930,685
Pediatrix Medical Group, Inc.*	98,878	1,256,739
Pennant Group, Inc. (The)*	34,087	379,388
PetIQ, Inc., Class A*	31,448	619,526
Privia Health Group, Inc.*	127,360	2,929,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Progyny, Inc.*	90,400	$3,075,408
Quipt Home Medical Corp.(x)*	38,715	197,059
RadNet, Inc.*	68,508	1,931,241
Select Medical Holdings Corp.	119,646	3,023,454
Surgery Partners, Inc.*	77,702	2,272,783
US Physical Therapy, Inc.	16,833	1,544,091
Viemed Healthcare, Inc.*	33,664	226,559

		69,100,760

Health Care Technology (0.5%)
American Well Corp., Class A*	293,262	343,116
Computer Programs and Systems, Inc.*	17,290	275,603
Definitive Healthcare Corp., Class A*	53,021	423,638
Evolent Health, Inc., Class A*	126,752	3,451,457
Health Catalyst, Inc.*	65,568	663,548
HealthStream, Inc.	28,092	606,225
Multiplan Corp.(x)*	444,869	747,380
NextGen Healthcare, Inc.*	63,609	1,509,441
OptimizeRx Corp.*	20,319	158,082
Phreesia, Inc.*	60,002	1,120,837
Schrodinger, Inc.*	62,701	1,772,557
Sharecare, Inc.*	376,280	353,854
Simulations Plus, Inc.	18,248	760,942
Veradigm, Inc.*	124,176	1,631,673

		13,818,353

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	133,424	727,161
Akoya Biosciences, Inc.*	25,116	116,789
BioLife Solutions, Inc.*	41,873	578,266
Codexis, Inc.*	80,701	152,525
CryoPort, Inc.*	46,396	636,089
Cytek Biosciences, Inc.*	139,441	769,714
Harvard Bioscience, Inc.*	44,602	191,789
MaxCyte, Inc.(x)*	105,203	328,233
Mesa Laboratories, Inc.	5,934	623,485
NanoString Technologies, Inc.(x)*	59,591	102,497
Nautilus Biotechnology, Inc., Class A*	63,061	199,273
OmniAb, Inc. (Earn Out Shares)(r)(x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	107,275	556,757
Pacific Biosciences of California, Inc.*	290,014	2,421,617
Quanterix Corp.*	40,536	1,100,147
Quantum-Si, Inc.(x)*	117,987	195,859
Seer, Inc., Class A*	74,105	163,772
SomaLogic, Inc.(x)*	183,677	438,988

		9,302,961

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	83,425	571,461
Amneal Pharmaceuticals, Inc.*	147,014	620,399
Amphastar Pharmaceuticals, Inc.*	43,713	2,010,361
Amylyx Pharmaceuticals, Inc.*	58,433	1,069,908
ANI Pharmaceuticals, Inc.*	15,717	912,529
Arvinas, Inc.*	56,494	1,109,542
Assertio Holdings, Inc.(x)*	102,701	262,915
Atea Pharmaceuticals, Inc.*	90,075	270,225
Axsome Therapeutics, Inc.(x)*	40,480	2,829,147
Biote Corp., Class A*	10,947	56,049
Bright Green Corp.(x)*	65,849	26,070
Cara Therapeutics, Inc.*	60,255	101,228
Cassava Sciences, Inc.(x)*	45,756	761,380
Citius Pharmaceuticals, Inc.(x)*	138,668	94,904
Collegium Pharmaceutical, Inc.*	39,885	891,430
Corcept Therapeutics, Inc.*	92,335	2,515,667
CorMedix, Inc.(x)*	52,611	194,661
Cymabay Therapeutics, Inc.*	112,851	1,682,608
Edgewise Therapeutics, Inc.*	52,100	298,533
Enliven Therapeutics, Inc.(x)*	28,055	383,231
Evolus, Inc.*	50,297	459,715
Eyenovia, Inc.(x)*	27,846	46,224
EyePoint Pharmaceuticals, Inc.*	30,133	240,763
Harmony Biosciences Holdings, Inc.*	37,954	1,243,753
Harrow, Inc.*	30,874	443,659
Ikena Oncology, Inc.*	23,103	100,036
Innoviva, Inc.*	68,621	891,387
Intra-Cellular Therapies, Inc.*	107,805	5,615,562
Ligand Pharmaceuticals, Inc.*	19,181	1,149,326
Liquidia Corp.(x)*	58,586	371,435
Longboard Pharmaceuticals, Inc.(x)*	16,612	92,363
Marinus Pharmaceuticals, Inc.(x)*	60,838	489,746
NGM Biopharmaceuticals, Inc.*	52,865	56,566
Nuvation Bio, Inc.*	178,995	239,853
Ocular Therapeutix, Inc.*	94,591	297,016
Omeros Corp.(x)*	72,936	212,973
Optinose, Inc.(x)*	72,029	88,596
Pacira BioSciences, Inc.*	52,411	1,607,969
Phathom Pharmaceuticals, Inc.(x)*	29,312	303,965
Phibro Animal Health Corp., Class A	25,151	321,178
Pliant Therapeutics, Inc.*	65,005	1,127,187
Prestige Consumer Healthcare, Inc.*	57,346	3,279,618
Rain Oncology, Inc.*	61,232	52,770
Revance Therapeutics, Inc.*	95,978	1,100,868
Scilex Holding Co.(x)*	68,788	96,303
scPharmaceuticals, Inc.(x)*	34,247	243,839
SIGA Technologies, Inc.(x)	56,422	296,215
Supernus Pharmaceuticals, Inc.*	56,551	1,559,111
Taro Pharmaceutical Industries Ltd.*	9,532	359,452
Tarsus Pharmaceuticals, Inc.*	28,570	507,689
Terns Pharmaceuticals, Inc.(x)*	52,065	261,887
Theravance Biopharma, Inc.(x)*	64,870	559,828
Theseus Pharmaceuticals, Inc.*	24,561	66,069
Third Harmonic Bio, Inc.(x)*	22,519	143,896
Trevi Therapeutics, Inc.*	47,860	104,335
Ventyx Biosciences, Inc.*	53,842	1,869,933
Verrica Pharmaceuticals, Inc.(x)*	23,670	91,958
WaVe Life Sciences Ltd.(x)*	69,454	399,360
Xeris Biopharma Holdings, Inc.*	164,558	306,078
Zevra Therapeutics, Inc.(x)*	41,560	200,319

		43,561,048

Total Health Care		384,463,536

Industrials (15.6%)
Aerospace & Defense (0.8%)
AAR Corp.*	39,712	2,364,055
AeroVironment, Inc.*	29,468	3,286,566
AerSale Corp.(x)*	28,705	428,853
Archer Aviation, Inc., Class A(x)*	179,230	906,904
Astronics Corp.*	31,670	502,286
Cadre Holdings, Inc.(x)	23,467	625,396
Ducommun, Inc.*	13,197	574,202
Eve Holding, Inc.*	20,998	174,073
Kaman Corp.	33,079	650,002
Kratos Defense & Security Solutions, Inc.*	144,203	2,165,929
Leonardo DRS, Inc.*	58,110	970,437
Moog, Inc., Class A	32,673	3,690,742
National Presto Industries, Inc.	6,202	449,397
Park Aerospace Corp.	21,407	332,451
Parsons Corp.*	47,512	2,582,277
Redwire Corp.(x)*	13,350	38,582
Rocket Lab USA, Inc.(x)*	320,877	1,405,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Terran Orbital Corp.(x)*	105,934	$88,179
Triumph Group, Inc.*	74,165	568,104
V2X, Inc.*	13,550	699,993
Virgin Galactic Holdings, Inc.(x)*	296,761	534,170

		23,038,039

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	66,223	1,382,074
Forward Air Corp.	30,109	2,069,693
Hub Group, Inc., Class A*	36,184	2,841,891
Radiant Logistics, Inc.*	41,187	232,706

		6,526,364

Building Products (1.7%)
AAON, Inc.	78,002	4,435,974
American Woodmark Corp.*	18,876	1,427,214
Apogee Enterprises, Inc.	25,439	1,197,668
AZZ, Inc.	28,567	1,302,084
CSW Industrials, Inc.	17,744	3,109,459
Gibraltar Industries, Inc.*	35,188	2,375,542
Griffon Corp.	50,510	2,003,732
Insteel Industries, Inc.	21,665	703,246
Janus International Group, Inc.*	99,804	1,067,903
JELD-WEN Holding, Inc.*	100,054	1,336,721
Masonite International Corp.*	25,580	2,384,568
Masterbrand, Inc.*	149,323	1,814,274
PGT Innovations, Inc.*	65,307	1,812,269
Quanex Building Products Corp.	37,999	1,070,432
Resideo Technologies, Inc.*	168,623	2,664,243
Simpson Manufacturing Co., Inc.	49,421	7,403,760
UFP Industries, Inc.	69,155	7,081,472
Zurn Elkay Water Solutions Corp.	170,373	4,773,851

		47,964,412

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	76,259	3,051,123
ACCO Brands Corp.	106,318	610,265
ACV Auctions, Inc., Class A*	146,275	2,220,454
Aris Water Solutions, Inc., Class A	37,038	369,639
BrightView Holdings, Inc.*	47,606	368,946
Brink’s Co. (The)	53,135	3,859,726
Casella Waste Systems, Inc., Class A*	65,417	4,991,317
CECO Environmental Corp.*	32,667	521,692
Cimpress plc*	20,951	1,466,780
CompX International, Inc.	2,589	48,130
CoreCivic, Inc.*	133,639	1,503,439
Deluxe Corp.	51,153	966,280
Ennis, Inc.	28,794	611,009
Enviri Corp.*	92,730	669,511
GEO Group, Inc. (The)*	139,939	1,144,701
Healthcare Services Group, Inc.	87,467	912,281
Heritage-Crystal Clean, Inc.*	18,446	836,526
HNI Corp.	53,168	1,841,208
Interface, Inc., Class A	65,991	647,372
LanzaTech Global, Inc.(x)*	25,917	121,032
Li-Cycle Holdings Corp.(x)*	162,099	575,451
Liquidity Services, Inc.*	26,523	467,335
Matthews International Corp., Class A	34,919	1,358,698
MillerKnoll, Inc.	87,433	2,137,737
Montrose Environmental Group, Inc.*	32,788	959,377
NL Industries, Inc.	13,377	63,541
OPENLANE, Inc.*	124,271	1,854,123
Performant Financial Corp.*	77,539	175,238
Pitney Bowes, Inc.	191,189	577,391
Quad/Graphics, Inc.*	42,226	212,397
SP Plus Corp.*	22,994	830,083
Steelcase, Inc., Class A	107,563	1,201,479
UniFirst Corp.	17,275	2,815,998
Viad Corp.*	23,920	626,704
VSE Corp.	12,961	653,753

		41,270,736

Construction & Engineering (1.5%)
Ameresco, Inc., Class A(x)*	37,018	1,427,414
API Group Corp.*	240,852	6,245,292
Arcosa, Inc.	55,855	4,015,975
Argan, Inc.	15,068	685,895
Bowman Consulting Group Ltd., Class A(x)*	10,443	292,717
Comfort Systems USA, Inc.	40,758	6,945,571
Concrete Pumping Holdings, Inc.*	33,685	289,017
Construction Partners, Inc., Class A*	47,222	1,726,436
Dycom Industries, Inc.*	33,001	2,937,089
Eneti, Inc.	29,252	294,860
Fluor Corp.*	164,209	6,026,470
Granite Construction, Inc.	50,780	1,930,656
Great Lakes Dredge & Dock Corp.*	79,265	631,742
IES Holdings, Inc.*	9,428	621,022
INNOVATE Corp.(x)*	50,492	81,797
Limbach Holdings, Inc.*	10,047	318,791
MYR Group, Inc.*	18,926	2,550,468
Northwest Pipe Co.*	11,916	359,506
Primoris Services Corp.	61,127	2,000,687
Southland Holdings, Inc.(x)*	7,787	47,267
Sterling Infrastructure, Inc.*	34,475	2,533,223
Tutor Perini Corp.*	48,856	382,543

		42,344,438

Electrical Equipment (1.4%)
Allient, Inc.	14,888	460,337
Amprius Technologies, Inc.(x)*	5,637	26,719
Array Technologies, Inc.*	174,380	3,869,492
Atkore, Inc.*	44,502	6,639,253
Babcock & Wilcox Enterprises, Inc.*	70,100	295,121
Blink Charging Co.(x)*	57,522	176,017
Bloom Energy Corp., Class A(x)*	221,771	2,940,683
Dragonfly Energy Holdings Corp.(x)*	19,503	30,035
Encore Wire Corp.	18,441	3,364,745
Energy Vault Holdings, Inc.(x)*	112,807	287,658
EnerSys	47,506	4,497,393
Enovix Corp.(x)*	157,585	1,977,692
Eos Energy Enterprises, Inc.(x)*	129,278	277,948
ESS Tech, Inc.(x)*	125,254	235,478
Fluence Energy, Inc., Class A(x)*	45,295	1,041,332
FTC Solar, Inc.(x)*	76,138	97,457
FuelCell Energy, Inc.(x)*	471,319	603,288
GrafTech International Ltd.	227,763	872,332
LSI Industries, Inc.	28,597	454,120
NEXTracker, Inc., Class A*	57,122	2,294,020
NuScale Power Corp., Class A(x)*	61,660	302,134
Powell Industries, Inc.	10,772	892,999
Preformed Line Products Co.	3,023	491,479
SES AI Corp.(x)*	153,490	348,422
Shoals Technologies Group, Inc., Class A*	197,412	3,602,769
SKYX Platforms Corp.(x)*	60,588	86,035
Stem, Inc.(x)*	167,333	709,492
SunPower Corp.(x)*	102,597	633,024
Thermon Group Holdings, Inc.*	39,289	1,079,269
TPI Composites, Inc.(x)*	51,595	136,727
Vicor Corp.*	26,062	1,534,791

		40,258,261

Ground Transportation (0.4%)
ArcBest Corp.	27,778	2,823,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Covenant Logistics Group, Inc., Class A	9,999	$438,456
Daseke, Inc.*	49,857	255,766
FTAI Infrastructure, Inc.	114,948	370,132
Heartland Express, Inc.	53,885	791,571
Marten Transport Ltd.	68,269	1,345,582
PAM Transportation Services, Inc.*	8,136	175,331
RXO, Inc.*	133,794	2,639,756
TuSimple Holdings, Inc., Class A(x)*	211,032	329,210
Universal Logistics Holdings, Inc.	7,967	200,609
Werner Enterprises, Inc.	72,900	2,839,455

		12,209,502

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	29,913	540,827

Machinery (3.3%)
374Water, Inc.(x)*	67,201	83,329
3D Systems Corp.*	149,840	735,714
Alamo Group, Inc.	11,620	2,008,633
Albany International Corp., Class A	36,022	3,107,978
Astec Industries, Inc.	26,714	1,258,497
Barnes Group, Inc.	56,390	1,915,568
Blue Bird Corp.*	21,187	452,342
Chart Industries, Inc.(x)*	49,611	8,390,212
CIRCOR International, Inc.*	22,059	1,229,789
Columbus McKinnon Corp.	33,158	1,157,546
Commercial Vehicle Group, Inc.*	38,091	295,586
Desktop Metal, Inc., Class A(x)*	336,942	491,935
Douglas Dynamics, Inc.	26,568	801,822
Energy Recovery, Inc.*	64,116	1,359,900
Enerpac Tool Group Corp., Class A	64,892	1,715,096
EnPro Industries, Inc.	24,124	2,923,588
ESCO Technologies, Inc.	29,483	3,079,205
Federal Signal Corp.	69,001	4,121,430
Franklin Electric Co., Inc.	53,180	4,745,251
Gencor Industries, Inc.*	7,632	107,840
Gorman-Rupp Co. (The)	26,907	885,240
Greenbrier Cos., Inc. (The)	35,144	1,405,760
Helios Technologies, Inc.	37,721	2,092,761
Hillenbrand, Inc.	79,520	3,364,491
Hillman Solutions Corp.*	224,778	1,854,419
Hyliion Holdings Corp.(x)*	178,886	211,085
Hyster-Yale Materials Handling, Inc.	12,496	557,072
John Bean Technologies Corp.	36,667	3,855,168
Kadant, Inc.	13,460	3,035,903
Kennametal, Inc.	92,861	2,310,382
Lindsay Corp.	12,726	1,497,596
Luxfer Holdings plc	33,460	436,653
Manitowoc Co., Inc. (The)*	40,113	603,701
Mayville Engineering Co., Inc.*	12,530	137,454
Microvast Holdings, Inc.(x)*	132,728	250,856
Miller Industries, Inc.	12,790	501,496
Mueller Industries, Inc.	64,534	4,850,375
Mueller Water Products, Inc., Class A	178,681	2,265,675
Nikola Corp.(x)*	697,429	1,094,964
Omega Flex, Inc.	3,834	301,851
Park-Ohio Holdings Corp.	9,072	180,624
Proto Labs, Inc.*	30,354	801,346
REV Group, Inc.	37,199	595,184
Shyft Group, Inc. (The)	39,625	593,186
SPX Technologies, Inc.*	50,825	4,137,155
Standex International Corp.	13,580	1,978,470
Tennant Co.	21,316	1,580,581
Terex Corp.	77,367	4,457,887
Titan International, Inc.*	61,964	832,177
Trinity Industries, Inc.	93,482	2,276,287
Velo3D, Inc.(x)*	105,945	165,274
Wabash National Corp.	54,621	1,153,596
Watts Water Technologies, Inc., Class A	31,494	5,442,793

		95,688,723

Marine Transportation (0.3%)
Costamare, Inc.(x)	56,927	547,638
Eagle Bulk Shipping, Inc.(x)	10,650	447,620
Genco Shipping & Trading Ltd.	48,370	676,696
Golden Ocean Group Ltd.(x)	144,657	1,139,897
Himalaya Shipping Ltd.*	10,041	48,498
Matson, Inc.	41,025	3,639,738
Pangaea Logistics Solutions Ltd.	27,838	163,687
Safe Bulkers, Inc.	77,533	251,207

		6,914,981

Passenger Airlines (0.4%)
Allegiant Travel Co.	18,196	1,398,545
Blade Air Mobility, Inc.(x)*	69,831	180,862
Frontier Group Holdings, Inc.(x)*	47,871	231,696
Hawaiian Holdings, Inc.*	59,869	378,971
JetBlue Airways Corp.*	380,722	1,751,321
Joby Aviation, Inc.(x)*	320,833	2,069,373
SkyWest, Inc.*	50,608	2,122,499
Spirit Airlines, Inc.	126,304	2,084,016
Sun Country Airlines Holdings, Inc.*	43,398	644,026

		10,861,309

Professional Services (2.2%)
Alight, Inc., Class A*	458,326	3,249,531
ASGN, Inc.*	55,507	4,533,812
Asure Software, Inc.*	17,651	166,979
Barrett Business Services, Inc.	7,859	709,196
BlackSky Technology, Inc., Class A(x)*	148,305	173,517
CBIZ, Inc.*	55,180	2,863,842
Conduent, Inc.*	202,187	703,611
CRA International, Inc.	7,987	804,770
CSG Systems International, Inc.	36,647	1,873,395
ExlService Holdings, Inc.*	186,157	5,219,842
Exponent, Inc.	58,309	4,991,250
First Advantage Corp.	64,256	886,090
FiscalNote Holdings, Inc.(x)*	78,473	163,224
Forrester Research, Inc.*	13,950	403,155
Franklin Covey Co.*	13,380	574,270
Heidrick & Struggles International, Inc.	23,297	582,891
HireQuest, Inc.(x)	5,706	88,044
HireRight Holdings Corp.*	18,753	178,341
Huron Consulting Group, Inc.*	21,919	2,283,083
IBEX Holdings Ltd.*	11,865	183,314
ICF International, Inc.	21,557	2,604,301
Innodata, Inc.(x)*	30,493	260,105
Insperity, Inc.	41,966	4,095,882
Kelly Services, Inc., Class A	36,760	668,664
Kforce, Inc.	22,304	1,330,657
Korn Ferry	60,066	2,849,531
Legalzoom.com, Inc.*	122,363	1,338,651
Maximus, Inc.	70,033	5,230,064
Mistras Group, Inc.*	22,331	121,704
NV5 Global, Inc.*	15,969	1,536,697
Planet Labs PBC(x)*	193,515	503,139
Resources Connection, Inc.	38,496	573,975
Skillsoft Corp.(x)*	115,706	102,562
Sterling Check Corp.*	28,707	362,282
TriNet Group, Inc.(x)*	43,359	5,050,456
TrueBlue, Inc.*	35,725	524,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
TTEC Holdings, Inc.	22,848	$599,075
Upwork, Inc.*	142,440	1,618,118
Verra Mobility Corp., Class A*	160,715	3,005,371
Willdan Group, Inc.*	14,025	286,531

		63,294,008

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	24,136	291,080
Applied Industrial Technologies, Inc.	44,433	6,869,786
Beacon Roofing Supply, Inc.*	62,116	4,793,492
BlueLinx Holdings, Inc.*	10,277	843,639
Boise Cascade Co.	45,731	4,712,122
Custom Truck One Source, Inc.*	65,275	404,705
Distribution Solutions Group, Inc.*	11,304	293,904
DXP Enterprises, Inc.*	16,247	567,670
EVI Industries, Inc.*	4,651	115,438
FTAI Aviation Ltd.	114,607	4,074,279
GATX Corp.	40,886	4,449,623
Global Industrial Co.	15,650	524,275
GMS, Inc.*	47,238	3,021,815
H&E Equipment Services, Inc.	37,791	1,632,193
Herc Holdings, Inc.	32,547	3,871,140
Hudson Technologies, Inc.*	52,256	695,005
Karat Packaging, Inc.	6,635	153,003
McGrath RentCorp	28,430	2,849,823
MRC Global, Inc.*	98,608	1,010,732
NOW, Inc.*	122,602	1,455,286
Rush Enterprises, Inc., Class A	71,691	2,927,143
Rush Enterprises, Inc., Class B	10,992	497,828
Textainer Group Holdings Ltd.	48,290	1,798,803
Titan Machinery, Inc.*	23,692	629,733
Transcat, Inc.*	8,674	849,792
Triton International Ltd.(r)	64,166	5,104,405
Veritiv Corp.	15,087	2,548,194
Willis Lease Finance Corp.(x)*	2,258	95,514
Xometry, Inc., Class A(x)*	39,072	663,443

		57,743,865

Total Industrials		448,655,465

Information Technology (11.9%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.	91,686	754,576
Aviat Networks, Inc.*	10,493	327,382
Calix, Inc.*	67,889	3,112,032
Cambium Networks Corp.(x)*	14,165	103,829
Clearfield, Inc.(x)*	15,376	440,676
CommScope Holding Co., Inc.*	243,548	818,321
Comtech Telecommunications Corp.	34,571	302,496
Digi International, Inc.*	41,303	1,115,181
DZS, Inc.(x)*	25,187	52,893
Extreme Networks, Inc.*	145,269	3,516,963
Harmonic, Inc.*	129,416	1,246,276
Infinera Corp.(x)*	234,386	979,734
KVH Industries, Inc.*	12,671	64,622
NETGEAR, Inc.*	33,573	422,684
NetScout Systems, Inc.*	78,519	2,200,102
Ribbon Communications, Inc.*	107,944	289,290
Viavi Solutions, Inc.*	254,702	2,327,976

		18,075,033

Electronic Equipment, Instruments & Components (2.5%)
908 Devices, Inc.(x)*	28,233	188,032
Advanced Energy Industries, Inc.	43,311	4,466,230
Aeva Technologies, Inc.(x)*	99,969	76,466
Akoustis Technologies, Inc.(x)*	85,003	63,999
Arlo Technologies, Inc.*	101,519	1,045,646
Badger Meter, Inc.	33,871	4,873,021
Bel Fuse, Inc., Class B	12,507	596,834
Belden, Inc.	48,944	4,725,543
Benchmark Electronics, Inc.	41,567	1,008,415
Climb Global Solutions, Inc.(x)	3,759	161,675
CTS Corp.	36,104	1,506,981
Daktronics, Inc.*	44,770	399,348
ePlus, Inc.*	30,596	1,943,458
Evolv Technologies Holdings, Inc.(x)*	132,354	643,240
Fabrinet*	42,379	7,061,189
FARO Technologies, Inc.*	21,830	332,471
Insight Enterprises, Inc.*	33,052	4,809,066
Iteris, Inc.(x)*	41,036	169,889
Itron, Inc.*	52,446	3,177,179
Kimball Electronics, Inc.*	28,146	770,637
Knowles Corp.*	103,476	1,532,480
Lightwave Logic, Inc.(x)*	131,965	589,884
Luna Innovations, Inc.(x)*	38,148	223,547
Methode Electronics, Inc.	40,690	929,767
MicroVision, Inc.(x)*	211,459	463,095
Mirion Technologies, Inc., Class A*	230,634	1,722,836
Napco Security Technologies, Inc.	36,326	808,254
nLight, Inc.*	53,586	557,294
Novanta, Inc.*	41,223	5,913,027
OSI Systems, Inc.*	18,252	2,154,466
PAR Technology Corp.(x)*	31,308	1,206,610
PC Connection, Inc.	13,094	698,958
Plexus Corp.*	31,601	2,938,261
Presto Automation, Inc.(x)*	6,429	9,193
Richardson Electronics Ltd.(x)	13,267	145,008
Rogers Corp.*	19,935	2,620,854
Sanmina Corp.*	66,375	3,602,835
ScanSource, Inc.*	28,461	862,653
SmartRent, Inc., Class A(x)*	212,065	553,490
TTM Technologies, Inc.*	117,760	1,516,749
Vishay Intertechnology, Inc.	148,491	3,670,698
Vishay Precision Group, Inc.*	14,257	478,750
Vuzix Corp.(x)*	72,657	263,745

		71,481,773

IT Services (0.4%)
BigBear.ai Holdings, Inc.(x)*	34,979	52,818
BigCommerce Holdings, Inc.*	78,962	779,355
Brightcove, Inc.*	52,795	173,696
DigitalOcean Holdings, Inc.(x)*	72,987	1,753,878
Fastly, Inc., Class A*	136,490	2,616,513
Grid Dynamics Holdings, Inc.*	63,820	777,328
Hackett Group, Inc. (The)	29,574	697,651
Information Services Group, Inc.	45,416	198,922
Perficient, Inc.*	39,512	2,286,164
Rackspace Technology, Inc.*	72,793	171,063
Squarespace, Inc., Class A*	52,501	1,520,954
Thoughtworks Holding, Inc.*	113,113	461,501
Tucows, Inc., Class A(x)*	11,768	240,185
Unisys Corp.*	80,673	278,322

		12,008,350

Semiconductors & Semiconductor Equipment (2.8%)
ACM Research, Inc., Class A*	55,371	1,002,492
Aehr Test Systems(x)*	29,766	1,360,306
Alpha & Omega Semiconductor Ltd.*	26,536	791,834
Ambarella, Inc.*	42,919	2,275,995
Amkor Technology, Inc.	117,959	2,665,873
Atomera, Inc.(x)*	24,840	155,498
Axcelis Technologies, Inc.*	37,526	6,118,614
CEVA, Inc.*	28,178	546,371
Cohu, Inc.*	53,748	1,851,081
Credo Technology Group Holding Ltd.*	112,314	1,712,789
Diodes, Inc.*	51,997	4,099,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FormFactor, Inc.*	88,827	$3,103,615
Ichor Holdings Ltd.*	32,830	1,016,417
Impinj, Inc.*	26,462	1,456,204
indie Semiconductor, Inc., Class A(x)*	161,905	1,020,002
inTEST Corp.*	11,517	174,713
Kulicke & Soffa Industries, Inc.	63,897	3,107,311
MACOM Technology Solutions Holdings, Inc.*	62,596	5,106,582
Maxeon Solar Technologies Ltd.(x)*	30,363	351,907
MaxLinear, Inc., Class A*	85,859	1,910,363
Navitas Semiconductor Corp., Class A*	119,912	833,388
NVE Corp.	5,073	416,696
Onto Innovation, Inc.*	56,386	7,190,343
PDF Solutions, Inc.*	35,256	1,142,294
Photronics, Inc.*	71,756	1,450,189
Power Integrations, Inc.	65,405	4,991,056
Rambus, Inc.*	125,544	7,004,100
Semtech Corp.*	73,609	1,895,432
Silicon Laboratories, Inc.*	36,561	4,237,054
SiTime Corp.*	19,774	2,259,180
SkyWater Technology, Inc.(x)*	19,978	120,268
SMART Global Holdings, Inc.*	56,789	1,382,812
Synaptics, Inc.*	45,441	4,064,243
Transphorm, Inc.(x)*	31,928	70,880
Ultra Clean Holdings, Inc.*	51,202	1,519,163
Veeco Instruments, Inc.*	59,758	1,679,797

		80,084,306

Software (4.9%)
8x8, Inc.*	138,918	350,073
A10 Networks, Inc.	81,995	1,232,385
ACI Worldwide, Inc.*	124,886	2,817,428
Adeia, Inc.	125,744	1,342,946
Agilysys, Inc.*	23,072	1,526,443
Alarm.com Holdings, Inc.*	55,157	3,372,299
Alkami Technology, Inc.*	46,422	845,809
Altair Engineering, Inc., Class A*	61,848	3,869,211
American Software, Inc., Class A	38,767	444,270
Amplitude, Inc., Class A*	77,928	901,627
Appfolio, Inc., Class A*	22,108	4,037,584
Appian Corp., Class A*	47,231	2,154,206
Applied Digital Corp.(x)*	82,780	516,547
Asana, Inc., Class A*	91,469	1,674,797
Aurora Innovation, Inc., Class A(x)*	367,190	862,896
AvePoint, Inc.*	180,159	1,210,668
Bit Digital, Inc.(x)*	92,379	197,691
Blackbaud, Inc.*	50,141	3,525,915
BlackLine, Inc.*	64,894	3,599,670
Box, Inc., Class A*	162,304	3,929,380
Braze, Inc., Class A*	60,316	2,818,567
C3.ai, Inc., Class A(x)*	68,931	1,759,119
Cerence, Inc.*	47,387	965,273
Cipher Mining, Inc.(x)*	50,130	116,803
Cleanspark, Inc.(x)*	127,228	484,739
Clear Secure, Inc., Class A	95,956	1,827,002
CommVault Systems, Inc.*	50,734	3,430,126
Consensus Cloud Solutions, Inc.*	23,727	597,446
CoreCard Corp.*	6,415	128,300
Couchbase, Inc.*	39,130	671,471
CS Disco, Inc.*	29,143	193,510
CXApp, Inc.*	2,151	3,893
Digimarc Corp.(x)*	16,359	531,504
Digital Turbine, Inc.*	111,248	673,050
Domo, Inc., Class B*	36,898	361,969
E2open Parent Holdings, Inc.*	195,513	887,629
Ebix, Inc.(x)	31,034	306,616
eGain Corp.*	24,598	150,786
Enfusion, Inc., Class A(x)*	31,467	282,259
EngageSmart, Inc.*	55,820	1,004,202
Envestnet, Inc.*	57,679	2,539,606
Everbridge, Inc.*	46,831	1,049,951
EverCommerce, Inc.*	28,568	286,537
Expensify, Inc., Class A*	68,237	221,770
Freshworks, Inc., Class A*	186,516	3,715,399
Instructure Holdings, Inc.(x)*	22,202	563,931
Intapp, Inc.*	25,338	849,330
InterDigital, Inc.	30,812	2,472,355
Jamf Holding Corp.*	82,098	1,449,851
Kaltura, Inc.*	91,194	157,766
LivePerson, Inc.*	79,461	309,103
LiveRamp Holdings, Inc.*	74,964	2,161,962
LiveVox Holdings, Inc.(x)*	28,826	96,279
Marathon Digital Holdings, Inc.(x)*	197,826	1,681,521
Matterport, Inc.(x)*	294,728	639,560
MeridianLink, Inc.(x)*	31,585	538,840
MicroStrategy, Inc., Class A(x)*	12,724	4,177,035
Mitek Systems, Inc.*	49,115	526,513
Model N, Inc.*	43,858	1,070,574
N-able, Inc.*	82,193	1,060,290
NextNav, Inc.(x)*	62,531	321,409
Olo, Inc., Class A*	121,527	736,454
ON24, Inc.(x)	40,650	257,314
OneSpan, Inc.*	48,727	523,815
PagerDuty, Inc.*	100,242	2,254,443
PowerSchool Holdings, Inc., Class A*	64,518	1,461,978
Progress Software Corp.	50,106	2,634,573
PROS Holdings, Inc.*	51,454	1,781,337
Q2 Holdings, Inc.*	65,534	2,114,782
Qualys, Inc.*	42,828	6,533,411
Rapid7, Inc.*	69,069	3,161,979
Red Violet, Inc.*	13,440	268,934
Rimini Street, Inc.*	62,434	137,355
Riot Platforms, Inc.(x)*	187,876	1,752,883
Sapiens International Corp. NV	35,371	1,005,598
SEMrush Holdings, Inc., Class A*	37,223	316,395
SolarWinds Corp.*	59,551	562,161
SoundHound AI, Inc., Class A(x)*	158,827	319,242
SoundThinking, Inc.*	11,012	197,115
Sprinklr, Inc., Class A*	118,685	1,642,600
Sprout Social, Inc., Class A(x)*	54,995	2,743,151
SPS Commerce, Inc.*	42,255	7,209,126
Tenable Holdings, Inc.*	131,451	5,889,005
Terawulf, Inc.(x)*	155,920	196,459
Varonis Systems, Inc., Class B*	125,149	3,822,050
Verint Systems, Inc.*	71,897	1,652,912
Veritone, Inc.(x)*	38,079	98,244
Viant Technology, Inc., Class A*	16,523	92,529
Weave Communications, Inc.*	40,646	331,265
Workiva, Inc., Class A*	56,302	5,705,645
Xperi, Inc.*	49,595	489,007
Yext, Inc.*	125,768	796,111
Zeta Global Holdings Corp., Class A*	158,325	1,322,014
Zuora, Inc., Class A*	145,370	1,197,849

		140,703,427

Technology Hardware, Storage & Peripherals (0.7%)
Avid Technology, Inc.*	39,162	1,052,283
CompoSecure, Inc.(x)*	14,235	91,816
Corsair Gaming, Inc.*	42,525	617,888
CPI Card Group, Inc.(x)*	4,286	79,377
Eastman Kodak Co.*	69,756	293,673
Immersion Corp.	25,872	171,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Intevac, Inc.(x)*	21,779	$67,732
IonQ, Inc.(x)*	185,032	2,753,276
Super Micro Computer, Inc.*	53,399	14,643,074
Turtle Beach Corp.*	20,447	185,556
Xerox Holdings Corp.	132,145	2,073,355

		22,029,044

Total Information Technology		344,381,933

Materials (4.1%)
Chemicals (1.7%)
AdvanSix, Inc.	31,128	967,458
American Vanguard Corp.	33,085	361,619
Aspen Aerogels, Inc.(x)*	61,983	533,054
Avient Corp.	104,120	3,677,518
Balchem Corp.	36,830	4,568,393
Cabot Corp.	63,776	4,417,763
Chase Corp.	8,748	1,113,008
Core Molding Technologies, Inc.*	5,422	154,473
Danimer Scientific, Inc., Class A(x)*	108,522	224,641
Ecovyst, Inc.*	107,339	1,056,216
FutureFuel Corp.	34,370	246,433
Hawkins, Inc.	22,279	1,311,119
HB Fuller Co.	62,300	4,274,403
Ingevity Corp.*	42,085	2,003,667
Innospec, Inc.	28,724	2,935,593
Intrepid Potash, Inc.*	13,233	332,942
Koppers Holdings, Inc.	22,843	903,441
Kronos Worldwide, Inc.	27,594	213,853
Livent Corp.(x)*	207,829	3,826,132
LSB Industries, Inc.*	63,270	647,252
Mativ Holdings, Inc.	64,071	913,652
Minerals Technologies, Inc.	37,468	2,051,748
Origin Materials, Inc.(x)*	127,267	162,902
Orion SA	64,568	1,374,007
Perimeter Solutions SA(x)*	178,530	810,526
PureCycle Technologies, Inc.(x)*	136,480	765,653
Quaker Chemical Corp.	15,990	2,558,400
Rayonier Advanced Materials, Inc.*	76,160	269,606
Sensient Technologies Corp.	48,464	2,834,175
Stepan Co.	24,527	1,838,789
Trinseo plc	42,930	350,738
Tronox Holdings plc	134,783	1,811,484
Valhi, Inc.	3,234	42,883

		49,553,541

Construction Materials (0.3%)
Knife River Corp.*	65,147	3,181,128
Summit Materials, Inc., Class A*	137,540	4,282,996
United States Lime & Minerals, Inc.	2,417	485,817

		7,949,941

Containers & Packaging (0.3%)
Greif, Inc., Class A	28,004	1,870,948
Greif, Inc., Class B	6,479	431,242
Myers Industries, Inc.	42,959	770,255
O-I Glass, Inc.*	178,866	2,992,428
Pactiv Evergreen, Inc.	47,042	382,451
Ranpak Holdings Corp., Class A*	55,005	299,227
TriMas Corp.	48,763	1,207,372

		7,953,923

Metals & Mining (1.7%)
5E Advanced Materials, Inc.(x)*	51,287	115,909
Alpha Metallurgical Resources, Inc.	14,368	3,731,801
Arch Resources, Inc.	21,068	3,595,465
ATI, Inc.*	148,496	6,110,610
Caledonia Mining Corp. plc(x)	15,228	150,148
Carpenter Technology Corp.	55,469	3,728,071
Century Aluminum Co.*	63,890	459,369
Coeur Mining, Inc.*	375,534	833,685
Commercial Metals Co.	134,893	6,665,063
Compass Minerals International, Inc.	40,260	1,125,267
Constellium SE, Class A*	145,771	2,653,032
Contango ORE, Inc.(x)*	3,321	60,243
Dakota Gold Corp.(x)*	65,939	170,123
Haynes International, Inc.	14,366	668,306
Hecla Mining Co.	705,983	2,760,393
i-80 Gold Corp.*	222,873	340,996
Ivanhoe Electric, Inc.(x)*	65,549	780,033
Kaiser Aluminum Corp.	18,745	1,410,749
Materion Corp.	23,644	2,409,560
NioCorp Developments Ltd.*	13,817	50,156
Novagold Resources, Inc.*	284,165	1,091,194
Olympic Steel, Inc.	11,835	665,245
Perpetua Resources Corp.*	39,937	130,195
Piedmont Lithium, Inc.*	20,645	819,606
PolyMet Mining Corp.*	49,322	102,590
Ramaco Resources, Inc., Class A(x)	28,665	315,028
Ramaco Resources, Inc., Class B(x)	5,732	68,383
Ryerson Holding Corp.	27,204	791,364
Schnitzer Steel Industries, Inc., Class A	29,783	829,456
SunCoke Energy, Inc.	98,219	996,923
TimkenSteel Corp.*	51,098	1,109,849
Tredegar Corp.	30,697	166,071
Warrior Met Coal, Inc.	59,561	3,042,376
Worthington Industries, Inc.	35,452	2,191,643

		50,138,902

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	19,162	694,623
Glatfelter Corp.*	57,584	115,168
Sylvamo Corp.	41,912	1,841,613

		2,651,404

Total Materials		118,247,711

Real Estate (5.4%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	85,242	1,426,099
Alpine Income Property Trust, Inc. (REIT)	15,997	261,711
American Assets Trust, Inc. (REIT)	57,366	1,115,769
Armada Hoffler Properties, Inc. (REIT)	79,176	810,762
Broadstone Net Lease, Inc. (REIT)	216,450	3,095,235
CTO Realty Growth, Inc. (REIT)	25,819	418,526
Empire State Realty Trust, Inc. (REIT), Class A	155,250	1,248,210
Essential Properties Realty Trust, Inc. (REIT)	174,914	3,783,390
Gladstone Commercial Corp. (REIT)(x)	47,267	574,767
Global Net Lease, Inc. (REIT)	224,078	2,153,389
NexPoint Diversified Real Estate Trust (REIT)	36,052	314,013
One Liberty Properties, Inc. (REIT)	19,094	360,304
Star Holdings (REIT)*	15,913	199,229

		15,761,404

Health Care REITs (0.5%)
CareTrust REIT, Inc. (REIT)	115,317	2,363,998
Community Healthcare Trust, Inc. (REIT)	29,999	890,970
Diversified Healthcare Trust (REIT)	275,035	533,568
Global Medical REIT, Inc. (REIT)	71,671	642,889
LTC Properties, Inc. (REIT)	47,214	1,516,986
National Health Investors, Inc. (REIT)	48,066	2,468,670
Physicians Realty Trust (REIT)	274,037	3,340,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sabra Health Care REIT, Inc. (REIT)	266,517	$3,715,247
Universal Health Realty Income Trust (REIT)	15,121	611,342

		16,084,181

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	248,268	3,808,431
Braemar Hotels & Resorts, Inc. (REIT)	80,243	222,273
Chatham Lodging Trust (REIT)	55,487	531,011
DiamondRock Hospitality Co. (REIT)	242,101	1,944,071
Hersha Hospitality Trust (REIT), Class A	36,003	354,990
Pebblebrook Hotel Trust (REIT)(x)	139,861	1,900,711
RLJ Lodging Trust (REIT)	180,280	1,764,941
Ryman Hospitality Properties, Inc. (REIT)	66,518	5,539,619
Service Properties Trust (REIT)	189,859	1,460,016
Summit Hotel Properties, Inc. (REIT)	120,645	699,741
Sunstone Hotel Investors, Inc. (REIT)	239,863	2,242,719
Xenia Hotels & Resorts, Inc. (REIT)	126,508	1,490,264

		21,958,787

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	32,152	2,432,620
LXP Industrial Trust (REIT)	333,618	2,969,200
Plymouth Industrial REIT, Inc. (REIT)	50,466	1,057,263
Terreno Realty Corp. (REIT)	94,148	5,347,607

		11,806,690

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	200,014	908,064
City Office REIT, Inc. (REIT)	45,828	194,769
COPT Defense Properties (REIT)	129,835	3,093,968
Douglas Emmett, Inc. (REIT)(x)	82,814	1,056,707
Easterly Government Properties, Inc. (REIT), Class A	108,844	1,244,087
Equity Commonwealth (REIT)	120,820	2,219,463
Hudson Pacific Properties, Inc. (REIT)	152,131	1,011,671
JBG SMITH Properties (REIT)	125,822	1,819,386
Office Properties Income Trust (REIT)	61,499	252,146
Orion Office REIT, Inc. (REIT)	67,166	349,935
Paramount Group, Inc. (REIT)	217,437	1,004,559
Peakstone Realty Trust (REIT)(x)	41,650	693,056
Piedmont Office Realty Trust, Inc. (REIT), Class A	145,149	815,737
Postal Realty Trust, Inc. (REIT), Class A	21,569	291,181
SL Green Realty Corp. (REIT)(x)	64,117	2,391,564

		17,346,293

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.(x)*	1,937	28,319
Anywhere Real Estate, Inc.*	126,708	814,733
Compass, Inc., Class A*	342,728	993,911
Cushman & Wakefield plc*	191,207	1,456,997
DigitalBridge Group, Inc.	186,270	3,274,627
Douglas Elliman, Inc.	101,836	230,149
eXp World Holdings, Inc.(x)	81,329	1,320,783
Forestar Group, Inc.*	21,088	568,111
FRP Holdings, Inc.*	8,100	437,157
Kennedy-Wilson Holdings, Inc.	137,782	2,030,907
Marcus & Millichap, Inc.	27,310	801,275
Maui Land & Pineapple Co., Inc.*	5,969	79,089
Newmark Group, Inc., Class A	158,161	1,016,975
Opendoor Technologies, Inc.*	628,206	1,658,464
RE/MAX Holdings, Inc., Class A	21,921	283,658
Redfin Corp.*	124,935	879,542
RMR Group, Inc. (The), Class A	18,089	443,542
St Joe Co. (The)	39,649	2,154,130
Stratus Properties, Inc.*	6,484	177,662
Tejon Ranch Co.*	24,609	399,158
Transcontinental Realty Investors, Inc.*	1,627	49,819

		19,099,008

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	174,322	1,185,390
BRT Apartments Corp. (REIT)	14,012	241,987
Centerspace (REIT)	17,763	1,070,398
Clipper Realty, Inc. (REIT)	13,165	68,195
Elme Communities (REIT)	103,304	1,409,067
Independence Realty Trust, Inc. (REIT)	259,792	3,655,273
NexPoint Residential Trust, Inc. (REIT)	26,524	853,542
UMH Properties, Inc. (REIT)	64,661	906,547
Veris Residential, Inc. (REIT)	92,989	1,534,319

		10,924,718

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	107,592	1,543,945
Alexander’s, Inc. (REIT)	2,524	459,948
CBL & Associates Properties, Inc. (REIT)(x)	30,972	649,793
Getty Realty Corp. (REIT)	51,607	1,431,062
InvenTrust Properties Corp. (REIT)	78,273	1,863,680
Kite Realty Group Trust (REIT)	250,686	5,369,694
Macerich Co. (The) (REIT)	248,835	2,714,790
NETSTREIT Corp. (REIT)	72,017	1,122,025
Phillips Edison & Co., Inc. (REIT)	135,839	4,556,040
Retail Opportunity Investments Corp. (REIT)	141,723	1,754,531
RPT Realty (REIT)	98,935	1,044,754
Saul Centers, Inc. (REIT)	13,697	483,093
SITE Centers Corp. (REIT)	219,460	2,705,942
Tanger Factory Outlet Centers, Inc. (REIT)	117,650	2,658,890
Urban Edge Properties (REIT)	132,285	2,018,669
Whitestone REIT (REIT)	57,164	550,489

		30,927,345

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	55,394	568,342
Four Corners Property Trust, Inc. (REIT)	99,781	2,214,140
Gladstone Land Corp. (REIT)(x)	38,580	548,993
Outfront Media, Inc. (REIT)	169,899	1,715,980
PotlatchDeltic Corp. (REIT)	91,099	4,134,984
Safehold, Inc. (REIT)	50,397	897,067
Uniti Group, Inc. (REIT)	279,997	1,321,586

		11,401,092

Total Real Estate		155,309,518

Utilities (2.5%)
Electric Utilities (0.7%)
ALLETE, Inc.	66,548	3,513,735
Genie Energy Ltd., Class B(x)	21,377	314,883
MGE Energy, Inc.	42,011	2,878,174
Otter Tail Corp.(x)	47,535	3,608,857
PNM Resources, Inc.	98,715	4,403,676
Portland General Electric Co.	111,844	4,527,445

		19,246,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	113,536	$4,012,362
Chesapeake Utilities Corp.	20,129	1,967,610
New Jersey Resources Corp.	111,917	4,547,188
Northwest Natural Holding Co.	42,211	1,610,772
ONE Gas, Inc.	63,556	4,339,603
RGC Resources, Inc.(x)	8,957	154,956
Southwest Gas Holdings, Inc.	71,132	4,297,084
Spire, Inc.	59,346	3,357,797

		24,287,372

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A*	78,734	413,353
Montauk Renewables, Inc.*	78,318	713,477
Ormat Technologies, Inc.	61,576	4,305,394
Sunnova Energy International, Inc.(x)*	116,233	1,216,960

		6,649,184

Multi-Utilities (0.4%)
Avista Corp.	86,869	2,811,949
Black Hills Corp.	76,733	3,881,922
Northwestern Energy Group, Inc.	69,298	3,330,462
Unitil Corp.	18,746	800,642

		10,824,975

Water Utilities (0.4%)
American States Water Co.	42,666	3,356,961
Artesian Resources Corp., Class A	10,308	432,833
Cadiz, Inc.(x)*	49,945	165,318
California Water Service Group	65,922	3,118,770
Consolidated Water Co. Ltd.(x)	18,003	512,005
Global Water Resources, Inc.	15,978	155,785
Middlesex Water Co.	20,176	1,336,660
Pure Cycle Corp.*	22,979	220,598
SJW Group	36,433	2,189,988
York Water Co. (The)	16,400	614,836

		12,103,754

Total Utilities		73,112,055

Total Common Stocks (89.7%) (Cost $2,284,088,612)		2,587,997,121

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR(r)* (Cost $19,931)	68,139	27,256

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	12,000,000	12,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	25,000,000	25,000,000
Fidelity Government Portfolio, Institutional Shares 5.23% (7 day yield) (xx)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund 5.24% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	24,844,816	24,844,816
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	117,823,561	117,858,908
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	10,000,000	10,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.27% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.29% (7 day yield) (xx)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.25% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		232,703,724

Total Short-Term Investments (8.1%) (Cost $232,661,663)		232,703,724

Total Investments in Securities (97.8%) (Cost $2,516,770,206)		2,820,728,101
Other Assets Less Liabilities (2.2%)		64,141,684

Net Assets (100%)		$2,884,869,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $2,007,250 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $154,665,669. This was collateralized by $46,046,033 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/3/23 - 2/15/53 and by cash of $114,862,894 of which $114,844,816 was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	29,373	2,039,363	—	(421,680)	141,953	196,606	1,956,242	19,801	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	103,863	1,440,462	220,338	(365,158)	66,144	(73,885)	1,287,901	80,464	—

Total		3,479,825	220,338	(786,838)	208,097	122,721	3,244,143	100,265	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,367	12/2023	USD	302,794,310	(12,459,658)

					(12,459,658)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$62,229,132	$—	$—		$62,229,132
Consumer Discretionary	274,093,952	—	—		274,093,952
Consumer Staples	93,103,803	—	—		93,103,803
Energy	218,171,559	—	—		218,171,559
Financials	416,228,457	—	—		416,228,457
Health Care	384,463,536	—	—	(b)	384,463,536
Industrials	443,551,060	—	5,104,405		448,655,465
Information Technology	344,381,933	—	—		344,381,933
Materials	118,247,711	—	—		118,247,711
Real Estate	155,309,518	—	—		155,309,518
Utilities	73,112,055	—	—		73,112,055
Rights
Health Care	—	—	27,256		27,256
Short-Term Investments
Investment Companies	232,703,724	—	—		232,703,724

Total Assets	$2,815,596,440	$—	$5,131,661		$2,820,728,101

Liabilities:
Futures	$(12,459,658)	$—	$—		$(12,459,658)

Total Liabilities	$(12,459,658)	$—	$—		$(12,459,658)

Total	$2,803,136,782	$—	$5,131,661		$2,808,268,443

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $5,104,405 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$931,811,104
Aggregate gross unrealized depreciation	(625,278,110)

Net unrealized appreciation	$306,532,994

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,501,735,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
Ampol Ltd.	23,978	$521,083
ANZ Group Holdings Ltd.	328,739	5,423,568
APA Group	131,058	699,389
Aristocrat Leisure Ltd.	65,568	1,722,111
ASX Ltd.	20,292	745,230
Aurizon Holdings Ltd.	220,504	494,788
BHP Group Ltd. (ASE Stock Exchange)	287,453	8,178,192
BHP Group Ltd. (London Stock Exchange)	265,671	7,583,377
BlueScope Steel Ltd.	50,920	636,446
Brambles Ltd.	154,430	1,421,844
Cochlear Ltd.	6,906	1,133,675
Coles Group Ltd.	143,725	1,437,868
Commonwealth Bank of Australia	183,648	11,804,106
Computershare Ltd.	61,021	1,018,500
Dexus (REIT)	116,718	547,820
EBOS Group Ltd.	14,906	305,540
Endeavour Group Ltd.	165,078	559,342
Flutter Entertainment plc*	19,724	3,230,161
Fortescue Metals Group Ltd.	188,012	2,528,858
Glencore plc	1,153,981	6,616,061
Goodman Group (REIT)	187,107	2,580,445
GPT Group (The) (REIT)	215,347	539,984
IDP Education Ltd.(x)	26,203	360,194
IGO Ltd.	74,837	609,154
Insurance Australia Group Ltd.	270,947	989,487
Lendlease Corp. Ltd.	67,465	311,444
Lottery Corp. Ltd. (The)	241,793	733,775
Macquarie Group Ltd.	40,174	4,332,445
Medibank Pvt Ltd.	287,889	636,738
Mineral Resources Ltd.	18,704	813,301
Mirvac Group (REIT)	397,355	544,171
National Australia Bank Ltd.	344,958	6,447,457
Newcrest Mining Ltd.	100,336	1,581,811
Northern Star Resources Ltd.	127,274	855,950
Orica Ltd.	52,979	531,040
Origin Energy Ltd.	196,801	1,110,962
Pilbara Minerals Ltd.(x)	287,086	793,702
Qantas Airways Ltd.*	105,752	352,205
QBE Insurance Group Ltd.	165,526	1,671,936
Ramsay Health Care Ltd.	18,774	626,109
REA Group Ltd.	5,323	528,148
Reece Ltd.	28,159	337,293
Rio Tinto Ltd.	39,847	2,909,109
Rio Tinto plc	123,727	7,810,635
Santos Ltd.	362,063	1,839,028
Scentre Group (REIT)	589,937	933,078
SEEK Ltd.	38,005	539,287
Sonic Healthcare Ltd.	50,601	969,511
South32 Ltd.	514,993	1,122,479
Stockland (REIT)	258,057	650,398
Suncorp Group Ltd.	143,031	1,284,706
Telstra Group Ltd.	438,336	1,085,038
Transurban Group	341,749	2,788,342
Treasury Wine Estates Ltd.	82,819	656,554
Vicinity Ltd. (REIT)	394,424	429,843
Washington H Soul Pattinson & Co. Ltd.	23,296	488,138
Wesfarmers Ltd.	124,690	4,237,756
Westpac Banking Corp.	384,870	5,233,613
WiseTech Global Ltd.	18,259	763,663
Woodside Energy Group Ltd. (ASE Stock Exchange)	160,677	3,769,685
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	1,114,648
Woolworths Group Ltd.	134,748	3,233,264

		125,754,485

Austria (0.2%)
Erste Group Bank AG	39,335	1,364,883
Mondi plc	54,264	908,698
OMV AG	16,814	805,636
Verbund AG	7,840	638,655
voestalpine AG	11,183	305,512

		4,023,384

Belgium (0.7%)
Ageas SA/NV	18,427	760,380
Anheuser-Busch InBev SA/NV	95,141	5,281,867
D’ieteren Group	2,515	425,172
Elia Group SA/NV	3,444	337,354
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	484,412
Groupe Bruxelles Lambert SA	3,755	280,121
KBC Group NV	27,290	1,706,328
Lotus Bakeries NV	45	365,861
Sofina SA	1,780	360,949
Solvay SA	8,549	947,680
UCB SA	13,667	1,120,409
Umicore SA	24,191	574,180
Warehouses De Pauw CVA (REIT)	18,525	459,086

		13,103,799

Brazil (0.0%)†
Yara International ASA	17,381	658,572

Burkina Faso (0.0%)†
Endeavour Mining plc	21,970	425,137

Chile (0.1%)
Antofagasta plc	45,355	790,775

China (0.4%)
BOC Hong Kong Holdings Ltd.	391,500	1,072,370
Budweiser Brewing Co. APAC Ltd.(m)	209,800	414,191
ESR Group Ltd.(m)	243,800	342,462
Prosus NV*	167,482	4,943,804
SITC International Holdings Co. Ltd.	172,000	289,048
Wilmar International Ltd.	214,500	585,285
Xinyi Glass Holdings Ltd.	165,000	213,652

		7,860,812

Denmark (3.0%)
AP Moller - Maersk A/S, Class A	326	579,036
AP Moller - Maersk A/S, Class B	530	956,779
Carlsberg A/S, Class B	11,180	1,412,704
Chr Hansen Holding A/S	10,999	674,180
Coloplast A/S, Class B	14,455	1,531,878
Danske Bank A/S	74,871	1,744,296
Demant A/S*	10,197	422,945
DSV A/S	20,556	3,843,441
Genmab A/S*	7,188	2,555,480
Novo Nordisk A/S, Class B	357,550	32,635,633
Novozymes A/S, Class B	23,159	934,639
Orsted A/S(m)	21,444	1,170,621
Pandora A/S	8,665	898,626
ROCKWOOL A/S, Class B	1,141	276,983
Tryg A/S(x)	40,997	751,719
Vestas Wind Systems A/S*	109,675	2,356,292

		52,745,252

Finland (1.0%)
Elisa OYJ	15,502	719,335
Fortum OYJ	47,593	553,243
Kesko OYJ, Class B	29,519	529,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kone OYJ, Class B	37,479	$1,581,817
Metso OYJ	70,077	737,481
Neste OYJ	45,320	1,539,495
Nokia OYJ	595,561	2,246,616
Nordea Bank Abp (Helsinki Stock Exchange)	6,394	70,386
Nordea Bank Abp (Stockholm Stock Exchange)	343,633	3,778,043
Orion OYJ, Class B	11,938	469,770
Sampo OYJ, Class A	49,698	2,153,221
Stora Enso OYJ, Class R	63,949	803,884
UPM-Kymmene OYJ	59,699	2,049,401
Wartsila OYJ Abp	55,498	631,052

		17,863,360

France (9.3%)
Accor SA	20,875	704,919
Adevinta ASA*	29,558	292,633
Aeroports de Paris SA	3,476	411,233
Air Liquide SA	57,547	9,724,916
Airbus SE	64,437	8,650,642
Alstom SA	31,378	749,741
Amundi SA(m)	6,565	370,294
Arkema SA	6,218	615,062
AXA SA	201,629	6,007,194
BioMerieux	4,520	438,787
BNP Paribas SA	114,953	7,344,303
Bollore SE	80,836	435,011
Bouygues SA	23,177	812,059
Bureau Veritas SA	30,593	760,418
Capgemini SE	17,995	3,154,380
Carrefour SA	64,611	1,112,428
Cie de Saint-Gobain SA	50,680	3,047,712
Cie Generale des Etablissements Michelin SCA	75,070	2,307,221
Covivio SA (REIT)	6,038	268,753
Credit Agricole SA	129,909	1,605,853
Danone SA	70,565	3,898,849
Dassault Aviation SA	2,452	462,480
Dassault Systemes SE	73,580	2,745,685
Edenred SE	27,692	1,735,562
Eiffage SA	7,709	733,857
Engie SA	201,496	3,095,350
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,981,480
EssilorLuxottica SA (Euronext Paris)	20,656	3,606,856
Eurazeo SE	4,772	284,801
Gecina SA (REIT)	5,317	543,870
Getlink SE	36,426	581,907
Hermes International SCA	3,481	6,366,161
Ipsen SA	4,385	575,796
Kering SA	8,205	3,746,619
Klepierre SA (REIT)	24,294	596,659
La Francaise des Jeux SAEM(m)	10,954	356,698
Legrand SA	29,260	2,700,637
L’Oreal SA	26,469	11,003,447
LVMH Moet Hennessy Louis Vuitton SE	30,229	22,895,865
Orange SA	202,633	2,326,578
Pernod Ricard SA	22,500	3,754,955
Publicis Groupe SA	24,766	1,878,953
Remy Cointreau SA	2,513	307,267
Renault SA	20,575	845,645
Safran SA	37,567	5,903,640
Sartorius Stedim Biotech	3,199	764,364
SEB SA	3,082	288,861
Societe Generale SA	78,209	1,905,510
Sodexo SA	10,033	1,034,433
Teleperformance SE	6,819	860,801
Thales SA	11,144	1,568,183
TotalEnergies SE	246,349	16,228,794
Unibail-Rodamco-Westfield (REIT)*	12,902	637,700
Valeo SE	22,879	395,003
Veolia Environnement SA	75,244	2,182,104
Vinci SA	58,412	6,485,624
Vivendi SE	72,033	631,798
Wendel SE	3,045	241,610
Worldline SA(m)*	25,269	711,972

		165,679,933

Germany (7.4%)
adidas AG	17,634	3,106,388
Allianz SE (Registered)	44,327	10,577,367
BASF SE	98,240	4,460,969
Bayer AG (Registered)	107,974	5,188,368
Bayerische Motoren Werke AG	32,979	3,360,486
Bayerische Motoren Werke AG (Preference)(q)	5,731	535,019
Bechtle AG	7,646	357,624
Beiersdorf AG	10,932	1,411,792
Brenntag SE	15,675	1,217,739
Carl Zeiss Meditec AG	4,428	387,722
Commerzbank AG	114,584	1,307,143
Continental AG	11,524	813,387
Covestro AG(m)*	21,836	1,178,777
Daimler Truck Holding AG	53,387	1,852,473
Deutsche Bank AG (Registered)	210,605	2,326,819
Deutsche Boerse AG	20,859	3,610,105
Deutsche Lufthansa AG (Registered)*	62,613	496,879
Deutsche Post AG	108,414	4,416,909
Deutsche Telekom AG (Registered)	356,227	7,482,706
Dr Ing hc F Porsche AG (Preference)(m)(q)	12,277	1,155,207
E.ON SE	243,581	2,884,291
Evonik Industries AG	24,597	450,540
Fresenius Medical Care AG & Co. KGaA	23,120	998,277
Fresenius SE & Co. KGaA	46,123	1,436,574
GEA Group AG	16,791	620,620
Hannover Rueck SE	6,871	1,510,261
Heidelberg Materials AG	15,832	1,230,606
HelloFresh SE*	16,166	483,348
Henkel AG & Co. KGaA	11,005	694,844
Henkel AG & Co. KGaA (Preference)(q)	18,389	1,311,542
Infineon Technologies AG	143,529	4,757,997
Knorr-Bremse AG	7,904	502,894
LEG Immobilien SE*	7,516	519,211
Mercedes-Benz Group AG	87,912	6,124,144
Merck KGaA	14,349	2,399,211
MTU Aero Engines AG	5,932	1,077,149
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,952	5,834,734
Nemetschek SE	5,978	365,816
Porsche Automobil Holding SE (Preference)(q)	16,326	805,210
Puma SE	11,249	699,309
Rational AG	634	402,178
Rheinmetall AG	4,683	1,207,574
RWE AG	70,138	2,606,492
SAP SE	114,767	14,902,661
Sartorius AG (Preference)(q)	2,975	1,012,164
Scout24 SE(m)	8,542	592,977
Siemens AG (Registered)	82,848	11,882,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens Energy AG*	55,277	$723,507
Siemens Healthineers AG(m)	31,260	1,586,382
Symrise AG, Class A	15,114	1,443,248
Talanx AG	7,496	475,509
Telefonica Deutschland Holding AG	110,250	197,572
Volkswagen AG	3,175	418,589
Volkswagen AG (Preference)(q)	22,900	2,637,549
Vonovia SE	81,146	1,956,907
Wacker Chemie AG	2,160	309,778
Zalando SE(m)*	23,247	519,331

		132,825,477

Hong Kong (1.9%)
AIA Group Ltd.	1,265,612	10,319,224
CK Asset Holdings Ltd.	209,152	1,101,721
CK Infrastructure Holdings Ltd.	68,000	321,723
CLP Holdings Ltd.	175,500	1,298,722
Futu Holdings Ltd. (ADR)*	6,388	369,290
Hang Lung Properties Ltd.	180,000	246,407
Hang Seng Bank Ltd.	82,900	1,031,625
Henderson Land Development Co. Ltd.	159,025	419,344
HKT Trust & HKT Ltd.	459,013	479,473
Hong Kong & China Gas Co. Ltd.	1,256,722	876,229
Hong Kong Exchanges & Clearing Ltd.	132,358	4,945,498
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	123,000	430,500
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,142
Jardine Matheson Holdings Ltd.	17,900	835,035
Link REIT (REIT)	272,080	1,334,177
MTR Corp. Ltd.	166,000	657,136
New World Development Co. Ltd.	148,621	289,235
Power Assets Holdings Ltd.	151,500	733,225
Prudential plc	304,331	3,300,241
Sino Land Co. Ltd.	405,172	456,863
Sun Hung Kai Properties Ltd.	157,000	1,680,077
Swire Pacific Ltd., Class A	45,000	303,699
Swire Properties Ltd.	138,800	289,619
Techtronic Industries Co. Ltd.	154,000	1,494,582
WH Group Ltd.(m)	967,103	507,575
Wharf Real Estate Investment Co. Ltd.	186,900	721,972

		34,445,334

Ireland (0.4%)
AerCap Holdings NV*	18,491	1,158,831
AIB Group plc	133,813	602,678
Bank of Ireland Group plc	114,534	1,124,936
Kerry Group plc, Class A(x)	17,434	1,459,454
Kingspan Group plc	16,562	1,242,522
Smurfit Kappa Group plc(x)	29,760	992,996

		6,581,417

Israel (0.6%)
Azrieli Group Ltd.	4,926	252,351
Bank Hapoalim BM	146,650	1,302,983
Bank Leumi Le-Israel BM	167,471	1,383,481
Check Point Software Technologies Ltd.*	10,469	1,395,308
Elbit Systems Ltd.	3,155	627,063
Global-e Online Ltd.*	9,898	393,347
ICL Group Ltd.	81,138	448,202
Israel Discount Bank Ltd., Class A	134,713	727,195
Mizrahi Tefahot Bank Ltd.	16,868	610,720
Nice Ltd.*	7,028	1,188,623
Teva Pharmaceutical Industries Ltd. (ADR)*	120,502	1,229,120
Wix.com Ltd.*	5,891	540,794

		10,099,187

Italy (2.0%)
Amplifon SpA	12,997	386,399
Assicurazioni Generali SpA	109,984	2,251,774
Coca-Cola HBC AG	25,890	710,423
Davide Campari-Milano NV	60,150	710,022
DiaSorin SpA	3,041	277,849
Enel SpA	893,903	5,500,360
Eni SpA	252,783	4,077,240
Ferrari NV	13,946	4,124,011
FinecoBank Banca Fineco SpA	70,390	856,944
Infrastrutture Wireless Italiane SpA(m)	36,130	430,305
Intesa Sanpaolo SpA	1,702,672	4,392,366
Mediobanca Banca di Credito Finanziario SpA	61,172	810,366
Moncler SpA	22,026	1,282,647
Nexi SpA(m)*	69,067	422,646
Poste Italiane SpA(m)	57,081	601,558
Prysmian SpA	28,597	1,153,434
Recordati Industria Chimica e Farmaceutica SpA	11,564	546,626
Snam SpA	230,608	1,084,712
Telecom Italia SpA*	1,086,535	340,142
Terna - Rete Elettrica Nazionale	149,445	1,126,229
UniCredit SpA	202,638	4,869,653

		35,955,706

Japan (20.7%)
Advantest Corp.(x)	85,200	2,383,707
Aeon Co. Ltd.	73,800	1,463,012
AGC, Inc.	23,000	807,093
Aisin Corp.	17,500	661,637
Ajinomoto Co., Inc.(x)	49,500	1,909,248
ANA Holdings, Inc.(x)*	16,700	350,114
Asahi Group Holdings Ltd.	52,400	1,960,091
Asahi Intecc Co. Ltd.	26,300	473,062
Asahi Kasei Corp.	141,000	886,817
Astellas Pharma, Inc.	196,200	2,722,958
Azbil Corp.(x)	12,000	367,612
Bandai Namco Holdings, Inc.	67,500	1,374,030
BayCurrent Consulting, Inc.	15,800	528,429
Bridgestone Corp.	61,700	2,406,647
Brother Industries Ltd.	28,000	451,271
Canon, Inc.	107,600	2,595,677
Capcom Co. Ltd.(x)	19,200	691,863
Central Japan Railway Co.	79,500	1,933,769
Chiba Bank Ltd. (The)	58,900	428,625
Chubu Electric Power Co., Inc.	74,100	945,588
Chugai Pharmaceutical Co. Ltd.	74,300	2,299,004
Concordia Financial Group Ltd.	112,600	513,496
CyberAgent, Inc.(x)	40,700	219,596
Dai Nippon Printing Co. Ltd.	23,100	601,305
Daifuku Co. Ltd.	32,000	605,889
Dai-ichi Life Holdings, Inc.	105,700	2,190,531
Daiichi Sankyo Co. Ltd.	203,300	5,585,853
Daikin Industries Ltd.	28,900	4,539,799
Daito Trust Construction Co. Ltd.	6,900	727,215
Daiwa House Industry Co. Ltd.(x)	66,500	1,786,653
Daiwa House REIT Investment Corp. (REIT)	264	466,028
Daiwa Securities Group, Inc.(x)	138,600	800,493
Denso Corp.	192,800	3,097,650
Dentsu Group, Inc.	21,581	635,415
Disco Corp.	9,900	1,827,101
East Japan Railway Co.	32,509	1,861,045
Eisai Co. Ltd.	28,200	1,567,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ENEOS Holdings, Inc.	311,790	$1,230,761
FANUC Corp.	104,400	2,719,681
Fast Retailing Co. Ltd.	19,400	4,230,768
Fuji Electric Co. Ltd.	13,400	604,901
FUJIFILM Holdings Corp.	41,600	2,410,150
Fujitsu Ltd.	19,200	2,261,242
GLP J-REIT (REIT)	495	442,863
GMO Payment Gateway, Inc.	5,100	279,060
Hakuhodo DY Holdings, Inc.(x)	27,200	223,785
Hamamatsu Photonics KK	15,500	653,336
Hankyu Hanshin Holdings, Inc.(x)	23,900	815,805
Hikari Tsushin, Inc.(x)	1,900	289,564
Hirose Electric Co. Ltd.(x)	3,224	373,660
Hitachi Construction Machinery Co. Ltd.(x)	12,300	374,169
Hitachi Ltd.	103,100	6,398,906
Honda Motor Co. Ltd.	504,900	5,682,828
Hoshizaki Corp.	11,000	382,394
Hoya Corp.	39,200	4,019,941
Hulic Co. Ltd.	46,900	420,857
Ibiden Co. Ltd.(x)	13,000	692,800
Idemitsu Kosan Co. Ltd.(x)	24,377	560,815
Iida Group Holdings Co. Ltd.	14,800	246,254
Inpex Corp.	104,500	1,577,570
Isuzu Motors Ltd.	63,000	792,770
ITOCHU Corp.(x)	129,700	4,691,904
Japan Airlines Co. Ltd.	16,538	321,818
Japan Exchange Group, Inc.	52,600	976,395
Japan Metropolitan Fund Invest (REIT)	799	518,623
Japan Post Bank Co. Ltd.	152,500	1,327,640
Japan Post Holdings Co. Ltd.	245,800	1,969,657
Japan Post Insurance Co. Ltd.	20,500	345,759
Japan Real Estate Investment Corp. (REIT)(x)	132	514,963
Japan Tobacco, Inc.	131,700	3,031,638
JFE Holdings, Inc.	53,100	778,520
JSR Corp.	19,000	510,727
Kajima Corp.	44,600	726,272
Kansai Electric Power Co., Inc. (The)(x)	79,300	1,102,421
Kao Corp.	50,300	1,868,411
Kawasaki Kisen Kaisha Ltd.(x)	16,300	556,713
KDDI Corp.	163,300	5,001,500
Keio Corp.(x)	11,100	381,934
Keisei Electric Railway Co. Ltd.	14,300	495,677
Keyence Corp.	21,340	7,925,388
Kikkoman Corp.(x)	15,800	829,331
Kintetsu Group Holdings Co. Ltd.(x)	20,300	575,692
Kirin Holdings Co. Ltd.	85,200	1,193,279
Kobayashi Pharmaceutical Co. Ltd.	6,200	276,934
Kobe Bussan Co. Ltd.	16,600	389,451
Koei Tecmo Holdings Co. Ltd.(x)	10,940	155,601
Koito Manufacturing Co. Ltd.(x)	22,400	338,233
Komatsu Ltd.	102,900	2,783,891
Konami Group Corp.	11,800	622,769
Kose Corp.	4,000	290,551
Kubota Corp.	109,100	1,609,050
Kurita Water Industries Ltd.(x)	12,000	418,683
Kyocera Corp.	34,800	1,766,780
Kyowa Kirin Co. Ltd.	29,700	517,524
Lasertec Corp.	8,200	1,276,860
Lixil Corp.	34,000	396,219
M3, Inc.	47,900	870,559
Makita Corp.	23,800	587,992
Marubeni Corp.	158,200	2,468,699
MatsukiyoCocokara & Co.	35,400	634,969
Mazda Motor Corp.	60,600	687,954
McDonald’s Holdings Co. Japan Ltd.(x)	10,676	407,923
Meiji Holdings Co. Ltd.	26,044	647,614
Minebea Mitsumi, Inc.(x)	37,200	607,761
MISUMI Group, Inc.	33,500	523,774
Mitsubishi Chemical Group Corp.	138,800	875,581
Mitsubishi Corp.	126,000	6,009,957
Mitsubishi Electric Corp.	216,600	2,679,961
Mitsubishi Estate Co. Ltd.	123,400	1,614,340
Mitsubishi HC Capital, Inc.	87,200	581,178
Mitsubishi Heavy Industries Ltd.	34,299	1,915,548
Mitsubishi UFJ Financial Group, Inc.	1,255,000	10,652,887
Mitsui & Co. Ltd.	143,800	5,218,331
Mitsui Chemicals, Inc.	19,900	516,276
Mitsui Fudosan Co. Ltd.	98,400	2,168,961
Mitsui OSK Lines Ltd.(x)	37,700	1,036,851
Mizuho Financial Group, Inc.(x)	265,143	4,508,354
MonotaRO Co. Ltd.	25,500	273,105
MS&AD Insurance Group Holdings, Inc.(x)	46,680	1,716,452
Murata Manufacturing Co. Ltd.	187,500	3,430,306
NEC Corp.	26,800	1,481,496
Nexon Co. Ltd.	40,600	726,339
NGK Insulators Ltd.	24,200	320,961
Nidec Corp.	45,600	2,114,920
Nintendo Co. Ltd.	113,400	4,727,529
Nippon Building Fund, Inc. (REIT)	165	669,098
Nippon Express Holdings, Inc.	8,200	428,162
Nippon Paint Holdings Co. Ltd.	93,800	631,443
Nippon Prologis REIT, Inc. (REIT)	259	483,892
Nippon Sanso Holdings Corp.	18,000	426,994
Nippon Steel Corp.(x)	90,808	2,129,832
Nippon Telegraph & Telephone Corp.	3,280,400	3,876,597
Nippon Yusen KK(x)	54,100	1,406,803
Nissan Chemical Corp.(x)	13,100	557,434
Nissan Motor Co. Ltd.	258,600	1,142,623
Nissin Foods Holdings Co. Ltd.	6,800	565,377
Nitori Holdings Co. Ltd.	8,800	983,994
Nitto Denko Corp.	15,100	991,039
Nomura Holdings, Inc.	311,600	1,249,194
Nomura Real Estate Holdings, Inc.	14,100	354,104
Nomura Real Estate Master Fund, Inc. (REIT)	454	508,563
Nomura Research Institute Ltd.	40,898	1,065,417
NTT Data Group Corp.	73,400	984,544
Obayashi Corp.	71,900	633,407
Obic Co. Ltd.	7,900	1,199,220
Odakyu Electric Railway Co. Ltd.(x)	32,000	478,480
Oji Holdings Corp.(x)	84,700	356,506
Olympus Corp.	129,000	1,675,947
Omron Corp.(x)	19,000	847,651
Ono Pharmaceutical Co. Ltd.	44,600	855,948
Open House Group Co. Ltd.	7,700	261,441
Oracle Corp.	4,900	363,959
Oriental Land Co. Ltd.(x)	118,200	3,882,788
ORIX Corp.	130,200	2,433,409
Osaka Gas Co. Ltd.	39,000	642,519
Otsuka Corp.	13,200	559,304
Otsuka Holdings Co. Ltd.	43,200	1,535,878
Pan Pacific International Holdings Corp.	39,700	833,636
Panasonic Holdings Corp.	246,900	2,778,947
Persol Holdings Co. Ltd.(x)	210,000	342,037
Rakuten Group, Inc.	170,400	699,092
Recruit Holdings Co. Ltd.	157,500	4,857,585
Renesas Electronics Corp.*	137,500	2,102,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Resona Holdings, Inc.	245,005	$1,357,987
Ricoh Co. Ltd.	58,500	505,181
Rohm Co. Ltd.(x)	38,000	716,314
SBI Holdings, Inc.(x)	24,920	524,948
SCSK Corp.	18,600	324,728
Secom Co. Ltd.	22,600	1,533,485
Seiko Epson Corp.	30,100	473,233
Sekisui Chemical Co. Ltd.	40,800	587,810
Sekisui House Ltd.	66,800	1,330,725
Seven & i Holdings Co. Ltd.	82,200	3,220,563
SG Holdings Co. Ltd.(x)	35,900	460,041
Sharp Corp.(x)*	30,400	189,593
Shimadzu Corp.(x)	26,500	704,350
Shimano, Inc.	8,400	1,133,472
Shimizu Corp.	53,900	374,927
Shin-Etsu Chemical Co. Ltd.	200,200	5,818,179
Shionogi & Co. Ltd.	27,200	1,216,938
Shiseido Co. Ltd.	43,800	1,538,745
Shizuoka Financial Group, Inc.(x)	52,600	429,065
SMC Corp.	6,200	2,778,881
SoftBank Corp.	312,100	3,530,548
SoftBank Group Corp.	112,400	4,764,815
Sompo Holdings, Inc.	32,025	1,378,592
Sony Group Corp.	138,600	11,352,141
Square Enix Holdings Co. Ltd.	9,700	332,659
Subaru Corp.	64,800	1,260,096
SUMCO Corp.	42,100	549,069
Sumitomo Chemical Co. Ltd.(x)	150,500	409,887
Sumitomo Corp.	114,600	2,288,319
Sumitomo Electric Industries Ltd.	75,900	914,975
Sumitomo Metal Mining Co. Ltd.	26,999	794,758
Sumitomo Mitsui Financial Group, Inc.(x)	139,197	6,843,418
Sumitomo Mitsui Trust Holdings, Inc.(x)	35,768	1,347,762
Sumitomo Realty & Development Co. Ltd.	29,900	777,512
Suntory Beverage & Food Ltd.	16,300	496,286
Suzuki Motor Corp.	41,300	1,662,612
Sysmex Corp.	18,700	892,580
T&D Holdings, Inc.	57,700	952,915
Taisei Corp.(x)	17,600	619,604
Takeda Pharmaceutical Co. Ltd.	173,363	5,383,951
TDK Corp.	42,400	1,572,409
Terumo Corp.	74,800	1,983,622
TIS, Inc.	25,400	559,704
Tobu Railway Co. Ltd.(x)	20,700	532,183
Toho Co. Ltd.	11,200	382,377
Tokio Marine Holdings, Inc.	195,200	4,526,017
Tokyo Electric Power Co. Holdings, Inc.*	164,300	735,304
Tokyo Electron Ltd.	51,700	7,071,386
Tokyo Gas Co. Ltd.	43,000	975,729
Tokyu Corp.	54,800	632,195
TOPPAN Holdings, Inc.	27,400	655,480
Toray Industries, Inc.	153,600	799,657
Tosoh Corp.	32,200	413,274
TOTO Ltd.	13,900	359,313
Toyota Industries Corp.	15,500	1,221,310
Toyota Motor Corp.	1,165,550	20,883,031
Toyota Tsusho Corp.	22,400	1,318,308
Trend Micro, Inc.	14,700	557,545
Unicharm Corp.	44,600	1,579,086
USS Co. Ltd.	19,900	329,248
Welcia Holdings Co. Ltd.	8,500	146,947
West Japan Railway Co.	23,100	956,059
Yakult Honsha Co. Ltd.	29,200	709,874
Yamaha Corp.	14,100	385,523
Yamaha Motor Co. Ltd.	33,600	883,844
Yamato Holdings Co. Ltd.(x)	28,000	456,237
Yaskawa Electric Corp.	27,100	978,349
Yokogawa Electric Corp.	22,600	436,831
Z Holdings Corp.	281,400	782,399
Zensho Holdings Co. Ltd.(x)	10,200	443,520
ZOZO, Inc.(x)	14,300	262,431

		369,940,203

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	448,015

Luxembourg (0.1%)
ArcelorMittal SA	53,470	1,344,028
Eurofins Scientific SE	14,097	797,367

		2,141,395

Macau (0.1%)
Galaxy Entertainment Group Ltd.	234,000	1,408,909
Sands China Ltd.*	266,400	816,453

		2,225,362

Netherlands (4.9%)
ABN AMRO Bank NV (CVA)(m)	43,692	620,839
Adyen NV(m)*	2,385	1,779,452
Aegon NV	179,962	871,793
Akzo Nobel NV	18,917	1,369,600
Argenx SE*	6,062	2,952,008
ASM International NV	5,188	2,180,293
ASML Holding NV	44,307	26,190,243
ASR Nederland NV	17,513	657,675
BE Semiconductor Industries NV	8,446	830,447
Euronext NV(m)	9,287	648,033
EXOR NV(x)	12,215	1,084,027
Heineken Holding NV	12,555	947,747
Heineken NV	31,555	2,784,353
IMCD NV	6,556	831,760
ING Groep NV	396,570	5,261,884
JDE Peet’s NV	10,624	296,755
Koninklijke Ahold Delhaize NV	106,161	3,201,048
Koninklijke KPN NV	349,378	1,152,096
Koninklijke Philips NV*	104,073	2,086,851
NN Group NV	26,970	867,967
OCI NV	13,121	366,087
Randstad NV	11,764	651,476
Shell plc	734,559	23,355,895
Universal Music Group NV	88,202	2,306,111
Wolters Kluwer NV	28,303	3,430,712

		86,725,152

New Zealand (0.2%)
Auckland International Airport Ltd.	133,903	634,815
Fisher & Paykel Healthcare Corp. Ltd.	65,506	847,253
Mercury NZ Ltd.	88,765	324,528
Meridian Energy Ltd.	149,621	460,931
Spark New Zealand Ltd.	194,516	560,765
Xero Ltd.*	16,176	1,169,313

		3,997,605

Norway (0.6%)
Aker BP ASA	35,162	973,011
DNB Bank ASA	101,284	2,041,464
Equinor ASA	98,710	3,240,455
Gjensidige Forsikring ASA	18,661	274,769
Kongsberg Gruppen ASA	8,763	361,444
Mowi ASA	51,522	912,996
Norsk Hydro ASA	156,702	984,455
Orkla ASA	78,262	585,173
Salmar ASA	7,336	372,676
Telenor ASA	80,575	915,227

		10,661,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Portugal (0.2%)
EDP - Energias de Portugal SA	312,032	$1,298,470
Galp Energia SGPS SA	54,850	814,182
Jeronimo Martins SGPS SA	31,578	709,783

		2,822,435

Singapore (1.5%)
CapitaLand Ascendas REIT (REIT)	385,966	776,449
CapitaLand Integrated Commercial Trust (REIT)	550,805	745,420
CapitaLand Investment Ltd.	294,200	667,169
City Developments Ltd.	47,700	230,649
DBS Group Holdings Ltd.	202,600	4,985,709
Genting Singapore Ltd.	600,241	371,034
Grab Holdings Ltd., Class A*	191,566	678,144
Jardine Cycle & Carriage Ltd.	12,400	289,636
Keppel Corp. Ltd.	167,900	835,201
Mapletree Logistics Trust (REIT)	386,051	474,445
Mapletree Pan Asia Commercial Trust (REIT)	245,400	256,710
Oversea-Chinese Banking Corp. Ltd.	378,606	3,547,873
Sea Ltd. (ADR)*	39,854	1,751,583
Seatrium Ltd.*	4,426,277	433,885
Sembcorp Industries Ltd.	97,900	364,529
Singapore Airlines Ltd.	145,200	686,168
Singapore Exchange Ltd.	98,100	699,689
Singapore Technologies Engineering Ltd.	178,900	511,704
Singapore Telecommunications Ltd.	902,200	1,597,165
STMicroelectronics NV	74,501	3,228,232
United Overseas Bank Ltd.	138,975	2,897,430
UOL Group Ltd.	52,911	248,492

		26,277,316

South Africa (0.2%)
Anglo American plc	139,657	3,860,310

South Korea (0.0%)†
Delivery Hero SE(m)*	18,045	518,351

Spain (2.3%)
Acciona SA	2,485	317,111
ACS Actividades de Construccion y Servicios SA	25,537	919,856
Aena SME SA(m)	8,225	1,240,033
Amadeus IT Group SA	48,941	2,963,832
Banco Bilbao Vizcaya Argentaria SA	649,760	5,296,452
Banco Santander SA	1,773,206	6,783,682
CaixaBank SA	462,846	1,852,656
Cellnex Telecom SA(m)	62,404	2,175,249
Corp. ACCIONA Energias Renovables SA	8,240	212,566
EDP Renovaveis SA	28,566	468,575
Enagas SA(x)	25,191	417,608
Endesa SA	34,902	711,250
Grifols SA*	36,105	469,325
Iberdrola SA	657,089	7,360,424
Industria de Diseno Textil SA	119,888	4,473,064
Naturgy Energy Group SA	14,594	397,464
Redeia Corp. SA	44,182	695,767
Repsol SA	143,461	2,361,566
Telefonica SA(x)	562,935	2,302,091

		41,418,571

Sweden (2.6%)
Alfa Laval AB	32,504	1,118,022
Assa Abloy AB, Class B	109,350	2,384,060
Atlas Copco AB, Class A	295,214	3,978,771
Atlas Copco AB, Class B	167,111	1,960,874
Beijer Ref AB, Class B(x)	39,857	421,350
Boliden AB	28,802	828,955
Epiroc AB, Class A	71,937	1,369,532
Epiroc AB, Class B	43,088	690,951
EQT AB	35,627	707,287
Essity AB, Class B	67,363	1,454,474
Evolution AB(m)	20,430	2,068,889
Fastighets AB Balder, Class B*	77,838	351,233
Getinge AB, Class B	24,437	431,009
H & M Hennes & Mauritz AB, Class B	71,953	1,023,822
Hexagon AB, Class B	233,637	1,996,881
Holmen AB, Class B	9,014	351,302
Husqvarna AB, Class B(x)	40,945	313,827
Industrivarden AB, Class A	14,864	392,907
Industrivarden AB, Class C	17,064	450,748
Indutrade AB	29,887	554,489
Investment AB Latour, Class B	18,533	326,962
Investor AB, Class B	188,443	3,618,613
L E Lundbergforetagen AB, Class B	9,254	387,082
Lifco AB, Class B	24,596	432,125
Nibe Industrier AB, Class B	170,779	1,122,317
Saab AB, Class B	9,477	482,977
Sagax AB, Class B	18,491	352,877
Sandvik AB	117,459	2,167,372
Securitas AB, Class B	52,381	415,479
Skandinaviska Enskilda Banken AB, Class A	176,065	2,105,422
Skanska AB, Class B	37,174	612,447
SKF AB, Class B	37,974	633,100
Svenska Cellulosa AB SCA, Class B	66,481	912,432
Svenska Handelsbanken AB, Class A	160,335	1,431,716
Swedbank AB, Class A	92,736	1,708,633
Swedish Orphan Biovitrum AB*	19,030	389,116
Tele2 AB, Class B	59,247	453,779
Telefonaktiebolaget LM Ericsson, Class B(x)	321,863	1,571,084
Telia Co. AB	277,677	573,625
Volvo AB, Class A	21,221	441,685
Volvo AB, Class B	165,853	3,424,673
Volvo Car AB, Class B*	74,215	301,872

		46,714,771

Switzerland (5.6%)
ABB Ltd. (Registered)	172,750	6,190,200
Adecco Group AG (Registered)	16,850	695,096
Alcon, Inc.	55,344	4,289,183
Bachem Holding AG	3,890	288,982
Baloise Holding AG (Registered)	4,781	694,155
Banque Cantonale Vaudoise (Registered)	2,868	300,947
Barry Callebaut AG (Registered)	376	598,905
BKW AG	2,066	364,515
Chocoladefabriken Lindt & Spruengli AG	111	1,235,691
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	1,206,533
Cie Financiere Richemont SA (Registered)	57,371	7,019,776
Clariant AG (Registered)	24,093	381,656
DSM-Firmenich AG	18,768	1,589,977
Dufry AG (Registered)*	11,662	444,770
EMS-Chemie Holding AG (Registered)	795	541,088
Geberit AG (Registered)	3,670	1,840,312
Givaudan SA (Registered)	1,019	3,333,027
Helvetia Holding AG (Registered)	4,393	616,225
Julius Baer Group Ltd.	22,570	1,451,325
Kuehne + Nagel International AG (Registered)	5,858	1,670,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Logitech International SA (Registered)	18,693	$1,292,285
Lonza Group AG (Registered)	8,116	3,773,605
Novartis AG (Registered)	224,289	23,001,047
Partners Group Holding AG	2,519	2,846,895
Schindler Holding AG	4,574	914,450
Schindler Holding AG (Registered)	2,528	488,284
SGS SA (Registered)	16,679	1,403,416
SIG Group AG	34,489	853,041
Sika AG (Registered)	16,188	4,122,382
Sonova Holding AG (Registered)	5,853	1,392,034
Straumann Holding AG (Registered)	12,497	1,600,097
Swatch Group AG (The)	3,196	821,913
Swatch Group AG (The) (Registered)	6,356	311,429
Swiss Life Holding AG (Registered)	3,202	1,999,523
Swiss Prime Site AG (Registered)	7,865	721,327
Swisscom AG (Registered)	2,791	1,659,324
Temenos AG (Registered)	6,730	473,640
UBS Group AG (Registered)	361,479	8,960,462
VAT Group AG(m)	2,859	1,027,597
Zurich Insurance Group AG	16,536	7,589,199

		100,004,645

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.4%)
3i Group plc	107,732	2,724,830
abrdn plc	225,115	427,787
Admiral Group plc	20,089	582,617
Ashtead Group plc	47,652	2,908,173
Associated British Foods plc	38,271	965,641
AstraZeneca plc	169,589	22,971,763
Auto Trader Group plc(m)	105,579	795,573
Aviva plc	294,205	1,399,224
BAE Systems plc	334,785	4,075,725
Barclays plc	1,683,057	3,263,829
Barratt Developments plc	113,544	611,078
Berkeley Group Holdings plc	11,236	563,030
BP plc	1,901,139	12,326,247
British American Tobacco plc	233,455	7,340,287
BT Group plc	707,513	1,007,397
Bunzl plc	36,907	1,317,585
Burberry Group plc	42,591	991,757
Centrica plc	606,905	1,143,679
CK Hutchison Holdings Ltd.	292,152	1,563,178
CNH Industrial NV	110,148	1,343,879
Coca-Cola Europacific Partners plc	22,247	1,389,993
Compass Group plc	190,830	4,656,634
Croda International plc	14,900	893,522
DCC plc	10,568	594,285
Diageo plc	245,369	9,083,029
Entain plc	68,715	782,052
Halma plc	40,696	962,527
Hargreaves Lansdown plc	42,558	401,484
HSBC Holdings plc	2,165,828	17,041,655
Imperial Brands plc	94,890	1,929,974
Informa plc	159,635	1,461,559
InterContinental Hotels Group plc	18,870	1,398,434
Intertek Group plc	17,983	902,216
J Sainsbury plc	184,512	569,111
JD Sports Fashion plc	289,119	528,073
Johnson Matthey plc	20,891	414,963
Kingfisher plc	199,621	543,864
Land Securities Group plc (REIT)	78,087	561,926
Legal & General Group plc	675,920	1,834,935
Lloyds Banking Group plc	7,056,118	3,819,889
London Stock Exchange Group plc	46,386	4,660,078
M&G plc	265,973	640,265
Melrose Industries plc	148,074	847,681
National Grid plc	402,463	4,812,242
NatWest Group plc	642,354	1,847,266
Next plc	13,102	1,166,320
Ocado Group plc*	57,231	419,245
Pearson plc	70,717	749,271
Persimmon plc	38,842	510,639
Phoenix Group Holdings plc	75,978	447,003
Reckitt Benckiser Group plc	78,662	5,560,821
RELX plc (London Stock Exchange)	75,937	2,571,058
RELX plc (Euronext Amsterdam)	130,049	4,406,693
Rentokil Initial plc	271,582	2,021,942
Rolls-Royce Holdings plc*	915,363	2,467,087
Sage Group plc (The)	109,169	1,317,319
Schroders plc	78,548	390,246
Segro plc (REIT)	129,692	1,138,359
Severn Trent plc	27,358	789,425
Smith & Nephew plc	93,822	1,171,051
Smiths Group plc	38,310	756,987
Spirax-Sarco Engineering plc	8,004	930,279
SSE plc	119,132	2,340,183
St James’s Place plc	63,196	641,671
Standard Chartered plc	255,761	2,365,369
Taylor Wimpey plc	371,148	531,179
Tesco plc	780,682	2,516,532
Unilever plc (Cboe Europe)	207,162	10,268,848
Unilever plc (London Stock Exchange)	68,396	3,389,737
United Utilities Group plc	78,462	907,726
Vodafone Group plc	2,500,972	2,344,113
Whitbread plc	20,757	877,279
Wise plc, Class A*	72,758	608,621
WPP plc	114,802	1,026,713

		185,532,652

United States (6.9%)
CRH plc	79,502	4,405,758
CSL Ltd.	53,015	8,548,767
CyberArk Software Ltd.*	4,364	714,692
Experian plc	101,667	3,338,022
Ferrovial SE	55,654	1,704,600
GSK plc	450,059	8,192,825
Haleon plc	607,068	2,524,620
Holcim AG	57,106	3,667,112
James Hardie Industries plc (CHDI)*	49,303	1,293,017
Monday.com Ltd.*	2,260	359,837
Nestle SA (Registered)	292,537	33,154,300
QIAGEN NV*	25,779	1,043,043
Roche Holding AG	76,873	21,033,313
Roche Holding AG CHF 1(x)	3,322	977,710
Sanofi	124,716	13,380,746
Schneider Electric SE	59,628	9,896,287
Stellantis NV (Euronext Paris)	146,873	2,826,434
Stellantis NV (Italian Stock Exchange)	93,994	1,809,622
Swiss Re AG	32,701	3,369,594
Tenaris SA	51,041	808,637

		123,048,936

Total Common Stocks (90.3%) (Cost $1,304,392,401)		1,615,150,019

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,754,471	$1,754,471

Total Investment Companies		3,754,471

Total Short-Term Investments (0.2%) (Cost $3,754,471)		3,754,471

Total Investments in Securities (90.5%) (Cost $1,308,146,872)		1,618,904,490
Other Assets Less Liabilities (9.5%)		170,012,196

Net Assets (100%)		$1,788,916,686

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $21,235,012 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $49,839,389. This was collateralized by $49,004,064 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/3/23 – 5/15/53 and by cash of $3,754,471 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS)

Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Financials	$308,589,477	17.3%
Industrials	256,247,566	14.3
Health Care	216,272,802	12.1
Consumer Discretionary	194,685,664	10.9
Consumer Staples	158,012,177	8.8
Information Technology	125,197,083	7.0
Materials	120,907,503	6.8
Energy	77,144,748	4.3
Communication Services	66,716,118	3.7
Utilities	54,008,215	3.0
Real Estate	37,368,666	2.1
Investment Companies	3,754,471	0.2
Cash and Other	170,012,196	9.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,505	12/2023	EUR	66,892,419	(612,249)
FTSE 100 Index	446	12/2023	GBP	41,742,867	994,548
SPI 200 Index	147	12/2023	AUD	16,743,093	(365,420)
TOPIX Index	263	12/2023	JPY	40,891,361	(478,035)

					(461,156)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	22,278,160	USD	14,287,274	HSBC Bank plc	12/15/2023	73,525
USD	69,240,345	EUR	64,340,794	HSBC Bank plc	12/15/2023	979,927

Total unrealized appreciation						1,053,452

GBP	1,892,911	USD	2,371,775	Deutsche Bank AG	12/15/2023	(61,067)
GBP	30,426,895	USD	37,994,843	HSBC Bank plc	12/15/2023	(852,221)
JPY	4,850,851,237	USD	33,332,082	HSBC Bank plc	12/15/2023	(468,200)
USD	1,767,634	EUR	1,668,295	HSBC Bank plc	12/15/2023	(2,293)

Total unrealized depreciation						(1,383,781)

Net unrealized depreciation						(330,329)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$125,754,485	$—		$125,754,485
Austria	—	4,023,384	—		4,023,384
Belgium	—	13,103,799	—		13,103,799
Brazil	—	658,572	—		658,572
Burkina Faso	—	425,137	—		425,137
Chile	—	790,775	—		790,775
China	—	7,860,812	—		7,860,812
Denmark	—	52,745,252	—		52,745,252
Finland	—	17,863,360	—		17,863,360
France	—	165,679,933	—		165,679,933
Germany	—	132,825,477	—		132,825,477
Hong Kong	1,634,825	32,810,509	—		34,445,334
Ireland	1,158,831	5,422,586	—		6,581,417
Israel	3,558,569	6,540,618	—		10,099,187
Italy	—	35,955,706	—		35,955,706
Japan	—	369,940,203	—		369,940,203
Jordan	—	448,015	—		448,015
Luxembourg	—	2,141,395	—		2,141,395
Macau	—	2,225,362	—		2,225,362
Netherlands	—	86,725,152	—		86,725,152
New Zealand	—	3,997,605	—		3,997,605
Norway	—	10,661,670	—		10,661,670
Portugal	—	2,822,435	—		2,822,435
Singapore	2,429,727	23,847,589	—		26,277,316
South Africa	—	3,860,310	—		3,860,310
South Korea	—	518,351	—		518,351
Spain	—	41,418,571	—		41,418,571
Sweden	—	46,714,771	—		46,714,771
Switzerland	—	100,004,645	—		100,004,645
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,389,993	184,142,659	—		185,532,652
United States	1,074,529	121,974,407	—		123,048,936
Forward Currency Contracts	—	1,053,452	—		1,053,452
Futures	994,548	—	—		994,548
Short-Term Investments
Investment Companies	3,754,471	—	—		3,754,471

Total Assets	$15,995,493	$1,604,956,997	$—		$1,620,952,490

Liabilities:
Forward Currency Contracts	$—	$(1,383,781)	$—		$(1,383,781)
Futures	(1,455,704)	—	—		(1,455,704)

Total Liabilities	$(1,455,704)	$(1,383,781)	$—		$(2,839,485)

Total	$14,539,789	$1,603,573,216	$—		$1,618,113,005

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497,455,739
Aggregate gross unrealized depreciation	(214,917,274)

Net unrealized appreciation	$282,538,465

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,335,574,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	37,222	$559,074
BT Group plc	37,442	53,312
Cellnex Telecom SA(m)	3,474	121,095
Deutsche Telekom AG (Registered)	20,015	420,424
Elisa OYJ	919	42,644
HKT Trust & HKT Ltd.	21,918	22,895
Infrastrutture Wireless Italiane SpA(m)	1,944	23,153
Koninklijke KPN NV	19,944	65,767
Nippon Telegraph & Telephone Corp.	181,300	214,250
Orange SA	11,389	130,766
Singapore Telecommunications Ltd.	50,981	90,252
Spark New Zealand Ltd.	10,804	31,147
Swisscom AG (Registered)	166	98,691
Telecom Italia SpA*	57,658	18,050
Telefonica Deutschland Holding AG	4,275	7,661
Telefonica SA	31,585	129,165
Telenor ASA	4,049	45,991
Telia Co. AB	13,313	27,502
Telstra Group Ltd.	24,574	60,829
Verizon Communications, Inc.	21,889	709,423

		2,872,091

Entertainment (0.6%)
Activision Blizzard, Inc.	3,725	348,772
Bollore SE	4,262	22,935
Capcom Co. Ltd.(x)	1,149	41,404
Electronic Arts, Inc.	1,284	154,594
Koei Tecmo Holdings Co. Ltd.	680	9,672
Konami Group Corp.	634	33,461
Live Nation Entertainment, Inc.*	738	61,283
Netflix, Inc.*	2,307	871,123
Nexon Co. Ltd.	2,109	37,730
Nintendo Co. Ltd.	6,474	269,894
Sea Ltd. (ADR)*	2,294	100,821
Square Enix Holdings Co. Ltd.	496	17,010
Take-Two Interactive Software, Inc.*	822	115,401
Toho Co. Ltd.	780	26,630
Universal Music Group NV	5,011	131,017
Walt Disney Co. (The)*	9,527	772,163
Warner Bros Discovery, Inc.*	11,549	125,422

		3,139,332

Interactive Media & Services (2.3%)
Adevinta ASA*	1,486	14,712
Alphabet, Inc., Class A*	30,891	4,042,396
Alphabet, Inc., Class C*	26,277	3,464,622
Auto Trader Group plc(m)	5,016	37,797
Match Group, Inc.*	1,448	56,725
Meta Platforms, Inc., Class A*	11,572	3,474,030
REA Group Ltd.	366	36,315
Scout24 SE(m)	506	35,126
SEEK Ltd.	1,943	27,571
Z Holdings Corp.	15,506	43,113

		11,232,407

Media (0.4%)
Charter Communications, Inc., Class A*	530	233,104
Comcast Corp., Class A	21,429	950,162
CyberAgent, Inc.	2,341	12,631
Dentsu Group, Inc.	1,251	36,833
Fox Corp., Class A	1,321	41,215
Fox Corp., Class B	687	19,841
Hakuhodo DY Holdings, Inc.(x)	791	6,508
Informa plc	8,642	79,123
Interpublic Group of Cos., Inc. (The)	2,004	57,435
News Corp., Class A	1,984	39,799
News Corp., Class B	601	12,543
Omnicom Group, Inc.	1,029	76,640
Paramount Global, Class B(x)	2,511	32,392
Publicis Groupe SA	1,410	106,974
Vivendi SE	4,064	35,645
WPP plc	6,140	54,912

		1,795,757

Wireless Telecommunication Services (0.3%)
KDDI Corp.	9,327	285,665
SoftBank Corp.	17,743	200,713
SoftBank Group Corp.	6,405	271,518
Tele2 AB, Class B	2,804	21,476
T-Mobile US, Inc.*	2,695	377,435
Vodafone Group plc	140,337	131,535

		1,288,342

Total Communication Services		20,327,929

Consumer Discretionary (6.5%)
Automobile Components (0.2%)
Aisin Corp.	1,009	38,148
Aptiv plc*	1,473	145,223
BorgWarner, Inc.	1,224	49,413
Bridgestone Corp.	3,553	138,587
Cie Generale des Etablissements Michelin SCA	4,246	130,498
Continental AG	721	50,890
Denso Corp.	10,704	171,977
Koito Manufacturing Co. Ltd.(x)	1,208	18,240
Sumitomo Electric Industries Ltd.	4,342	52,343
Valeo SE	1,342	23,169

		818,488

Automobiles (1.5%)
Bayerische Motoren Werke AG	1,859	189,428
Bayerische Motoren Werke AG (Preference)(q)	395	36,875
Dr Ing hc F Porsche AG (Preference)(m)(q)	722	67,937
Ferrari NV	791	233,909
Ford Motor Co.	20,469	254,225
General Motors Co.	7,164	236,197
Honda Motor Co. Ltd.	28,731	323,377
Isuzu Motors Ltd.	3,374	42,457
Mazda Motor Corp.	3,290	37,349
Mercedes-Benz Group AG	4,955	345,176
Nissan Motor Co. Ltd.(x)	13,433	59,354
Porsche Automobil Holding SE (Preference)(q)	950	46,855
Renault SA	1,229	50,513
Stellantis NV	13,554	260,949
Subaru Corp.	3,868	75,217
Suzuki Motor Corp.	2,276	91,625
Tesla, Inc.*	14,377	3,597,413
Toyota Motor Corp.	65,486	1,173,305
Volkswagen AG	187	24,654
Volkswagen AG (Preference)(q)	1,303	150,075
Volvo Car AB, Class B*	3,504	14,253
Yamaha Motor Co. Ltd.	1,921	50,532

		7,361,675

Broadline Retail (1.4%)
Amazon.com, Inc.*	47,275	6,009,598
eBay, Inc.	2,771	122,174
Etsy, Inc.*	641	41,396
Global-e Online Ltd.*	558	22,175
Next plc	747	66,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	2,290	$48,086
Prosus NV*	9,439	278,624
Rakuten Group, Inc.	9,229	37,863
Wesfarmers Ltd.	7,026	238,788

		6,865,201

Distributors (0.1%)
D’ieteren Group	133	22,484
Genuine Parts Co.	731	105,542
LKQ Corp.	1,393	68,968
Pool Corp.	203	72,288

		269,282

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	1,561	21,458
Pearson plc	3,853	40,824

		62,282

Hotels, Restaurants & Leisure (1.2%)
Accor SA	1,134	38,294
Airbnb, Inc., Class A*	2,220	304,606
Amadeus IT Group SA	2,843	172,170
Aristocrat Leisure Ltd.	3,682	96,706
Booking Holdings, Inc.*	186	573,615
Caesars Entertainment, Inc.*	1,121	51,958
Carnival Corp.*	5,245	71,961
Chipotle Mexican Grill, Inc., Class A*	144	263,784
Compass Group plc	10,740	262,078
Darden Restaurants, Inc.	629	90,085
Delivery Hero SE(m)*	1,050	30,162
Domino’s Pizza, Inc.	183	69,319
Entain plc	3,677	41,848
Evolution AB(m)	1,139	115,343
Expedia Group, Inc.*	718	74,004
Flutter Entertainment plc*	1,108	181,455
Galaxy Entertainment Group Ltd.	13,392	80,633
Genting Singapore Ltd.	34,991	21,629
Hilton Worldwide Holdings, Inc.	1,362	204,545
InterContinental Hotels Group plc	1,057	78,333
La Francaise des Jeux SAEM(m)	686	22,339
Las Vegas Sands Corp.	1,712	78,478
Lottery Corp. Ltd. (The)	12,855	39,011
Marriott International, Inc., Class A	1,304	256,314
McDonald’s Corp.	3,794	999,491
McDonald’s Holdings Co. Japan Ltd.(x)	587	22,429
MGM Resorts International	1,462	53,743
Norwegian Cruise Line Holdings Ltd.*	2,215	36,503
Oriental Land Co. Ltd.	6,817	223,934
Royal Caribbean Cruises Ltd.*	1,227	113,056
Sands China Ltd.*	14,049	43,057
Sodexo SA	574	59,181
Starbucks Corp.	5,964	544,334
Whitbread plc	1,303	55,070
Wynn Resorts Ltd.	504	46,575
Yum! Brands, Inc.	1,459	182,288
Zensho Holdings Co. Ltd.(x)	574	24,959

		5,623,290

Household Durables (0.4%)
Barratt Developments plc	5,898	31,742
Berkeley Group Holdings plc	650	32,571
DR Horton, Inc.	1,585	170,340
Garmin Ltd.	797	83,844
Iida Group Holdings Co. Ltd.	851	14,160
Lennar Corp., Class A	1,315	147,583
Mohawk Industries, Inc.*	275	23,598
NVR, Inc.*	17	101,376
Open House Group Co. Ltd.	474	16,094
Panasonic Holdings Corp.	13,421	151,058
Persimmon plc	1,846	24,269
PulteGroup, Inc.	1,143	84,639
SEB SA	160	14,996
Sekisui Chemical Co. Ltd.	2,182	31,436
Sekisui House Ltd.	3,557	70,859
Sharp Corp.(x)*	1,239	7,727
Sony Group Corp.	7,791	638,128
Taylor Wimpey plc	21,101	30,199
Whirlpool Corp.	285	38,105

		1,712,724

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	3,669	74,686
Hasbro, Inc.	679	44,909
Shimano, Inc.	491	66,254
Yamaha Corp.	900	24,608

		210,457

Specialty Retail (1.0%)
AutoZone, Inc.*	95	241,299
Bath & Body Works, Inc.	1,192	40,290
Best Buy Co., Inc.	999	69,401
CarMax, Inc.*	824	58,281
Dufry AG (Registered)*	603	22,997
Fast Retailing Co. Ltd.	1,090	237,708
H & M Hennes & Mauritz AB, Class B(x)	3,831	54,511
Home Depot, Inc. (The)	5,235	1,581,808
Industria de Diseno Textil SA	6,809	254,046
JD Sports Fashion plc	14,924	27,258
Kingfisher plc	10,937	29,798
Lowe’s Cos., Inc.	3,051	634,120
Nitori Holdings Co. Ltd.	514	57,474
O’Reilly Automotive, Inc.*	314	285,382
Ross Stores, Inc.	1,774	200,373
TJX Cos., Inc. (The)	5,984	531,858
Tractor Supply Co.	567	115,129
Ulta Beauty, Inc.*	259	103,458
USS Co. Ltd.	1,268	20,979
Zalando SE(m)*	1,412	31,544
ZOZO, Inc.(x)	721	13,232

		4,610,946

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,004	176,864
Burberry Group plc	2,342	54,535
Cie Financiere Richemont SA (Registered)	3,246	397,173
Hermes International SCA	198	362,109
Kering SA	462	210,961
LVMH Moet Hennessy Louis Vuitton SE	1,706	1,292,148
Moncler SpA	1,287	74,946
NIKE, Inc., Class B	6,378	609,864
Pandora A/S	522	54,135
Puma SE	690	42,895
Ralph Lauren Corp., Class A	210	24,379
Swatch Group AG (The)	189	48,605
Swatch Group AG (The) (Registered)	397	19,452
Tapestry, Inc.	1,207	34,701
VF Corp.	1,721	30,410

		3,433,177

Total Consumer Discretionary		30,967,522

Consumer Staples (4.4%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	5,386	299,010
Asahi Group Holdings Ltd.	2,946	110,199
Brown-Forman Corp., Class B	953	54,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Budweiser Brewing Co. APAC Ltd.(m)	9,962	$19,667
Carlsberg A/S, Class B	618	78,090
Coca-Cola Co. (The)	20,264	1,134,379
Coca-Cola Europacific Partners plc	1,294	80,849
Coca-Cola HBC AG	1,347	36,962
Constellation Brands, Inc., Class A	840	211,117
Davide Campari-Milano NV	3,024	35,696
Diageo plc	13,940	516,029
Heineken Holding NV	814	61,447
Heineken NV	1,779	156,976
Keurig Dr Pepper, Inc.	5,238	165,364
Kirin Holdings Co. Ltd.	4,760	66,667
Molson Coors Beverage Co., Class B	966	61,428
Monster Beverage Corp.*	3,872	205,022
PepsiCo, Inc.	7,167	1,214,376
Pernod Ricard SA	1,283	214,116
Remy Cointreau SA	160	19,563
Suntory Beverage & Food Ltd.	935	28,468
Treasury Wine Estates Ltd.	4,177	33,113

		4,803,517

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	4,031	79,911
Carrefour SA	3,618	62,292
Coles Group Ltd.	7,650	76,533
Costco Wholesale Corp.	2,307	1,303,363
Dollar General Corp.	1,142	120,824
Dollar Tree, Inc.*	1,090	116,030
Endeavour Group Ltd.	7,793	26,405
HelloFresh SE*	955	28,554
J Sainsbury plc	10,230	31,554
Jeronimo Martins SGPS SA	1,832	41,178
Kesko OYJ, Class B	1,580	28,348
Kobe Bussan Co. Ltd.	992	23,273
Koninklijke Ahold Delhaize NV	5,968	179,952
Kroger Co. (The)	3,438	153,850
MatsukiyoCocokara & Co.	2,325	41,703
Ocado Group plc*	3,575	26,189
Seven & i Holdings Co. Ltd.	4,717	184,810
Sysco Corp.	2,630	173,711
Target Corp.	2,403	265,700
Tesco plc	43,444	140,042
Walgreens Boots Alliance, Inc.	3,731	82,977
Walmart, Inc.	7,431	1,188,440
Welcia Holdings Co. Ltd.	545	9,422
Woolworths Group Ltd.	7,628	183,033

		4,568,094

Food Products (1.0%)
Ajinomoto Co., Inc.(x)	2,840	109,541
Archer-Daniels-Midland Co.	2,791	210,497
Associated British Foods plc	2,061	52,002
Barry Callebaut AG (Registered)	23	36,635
Bunge Ltd.	784	84,868
Campbell Soup Co.	1,024	42,066
Chocoladefabriken Lindt & Spruengli AG	6	66,794
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	109,685
Conagra Brands, Inc.	2,488	68,221
Danone SA	4,029	222,610
General Mills, Inc.	3,047	194,978
Hershey Co. (The)	780	156,062
Hormel Foods Corp.	1,507	57,311
J M Smucker Co. (The)	532	65,388
JDE Peet’s NV	769	21,480
Kellogg Co.	1,373	81,707
Kerry Group plc, Class A	1,023	85,638
Kikkoman Corp.(x)	830	43,566
Kraft Heinz Co. (The)	4,157	139,842
Lamb Weston Holdings, Inc.	759	70,177
Lotus Bakeries NV	3	24,391
McCormick & Co., Inc. (Non- Voting)	1,307	98,861
Meiji Holdings Co. Ltd.	1,412	35,111
Mondelez International, Inc., Class A	7,083	491,560
Mowi ASA	2,688	47,633
Nestle SA (Registered)	16,488	1,868,646
Nissin Foods Holdings Co. Ltd.	419	34,837
Orkla ASA	4,346	32,496
Salmar ASA	475	24,130
Tyson Foods, Inc., Class A	1,487	75,079
WH Group Ltd.(m)	48,258	25,328
Wilmar International Ltd.	11,116	30,331
Yakult Honsha Co. Ltd.	1,662	40,405

		4,747,876

Household Products (0.6%)
Church & Dwight Co., Inc.	1,281	117,378
Clorox Co. (The)	645	84,534
Colgate-Palmolive Co.	4,304	306,057
Essity AB, Class B	3,726	80,450
Henkel AG & Co. KGaA	676	42,682
Henkel AG & Co. KGaA (Preference)(q)	1,036	73,890
Kimberly-Clark Corp.	1,761	212,817
Procter & Gamble Co. (The)	12,274	1,790,286
Reckitt Benckiser Group plc	4,467	315,784
Unicharm Corp.	2,486	88,018

		3,111,896

Personal Care Products (0.5%)
Beiersdorf AG	633	81,747
Estee Lauder Cos., Inc. (The), Class A	1,207	174,472
Haleon plc	34,214	142,286
Kao Corp.	2,875	106,793
Kenvue, Inc.	8,973	180,178
Kobayashi Pharmaceutical Co. Ltd.	308	13,757
Kose Corp.	240	17,433
L’Oreal SA	1,496	621,903
Shiseido Co. Ltd.	2,452	86,142
Unilever plc	15,601	773,193

		2,197,904

Tobacco (0.4%)
Altria Group, Inc.	9,240	388,542
British American Tobacco plc	13,119	412,487
Imperial Brands plc	5,225	106,272
Japan Tobacco, Inc.	7,421	170,826
Philip Morris International, Inc.	8,082	748,232

		1,826,359

Total Consumer Staples		21,255,646

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class A	5,257	185,677
Halliburton Co.	4,678	189,459
Schlumberger NV	7,400	431,420
Tenaris SA	2,732	43,283

		849,839

Oil, Gas & Consumable Fuels (2.5%)
Aker BP ASA	1,980	54,791
Ampol Ltd.	1,379	29,968
APA Corp.	1,600	65,760
BP plc	107,149	694,712
Chevron Corp.	9,238	1,557,712
ConocoPhillips	6,235	746,953
Coterra Energy, Inc.	3,944	106,685
Devon Energy Corp.	3,336	159,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Diamondback Energy, Inc.	931	$144,193
ENEOS Holdings, Inc.	17,791	70,228
Eni SpA	14,593	235,376
EOG Resources, Inc.	3,032	384,336
EQT Corp.	1,883	76,412
Equinor ASA	5,563	182,622
Exxon Mobil Corp.	20,843	2,450,720
Galp Energia SGPS SA	2,900	43,047
Hess Corp.	1,439	220,167
Idemitsu Kosan Co. Ltd.	1,206	27,745
Inpex Corp.	5,923	89,416
Kinder Morgan, Inc.	10,093	167,342
Marathon Oil Corp.	3,154	84,370
Marathon Petroleum Corp.	2,082	315,090
Neste OYJ	2,694	91,514
Occidental Petroleum Corp.	3,455	224,160
OMV AG	951	45,567
ONEOK, Inc.	2,331	147,855
Phillips 66	2,318	278,508
Pioneer Natural Resources Co.	1,214	278,674
Repsol SA	7,739	127,395
Santos Ltd.	19,173	97,386
Shell plc	41,400	1,316,346
Targa Resources Corp.	1,165	99,864
TotalEnergies SE	13,885	914,706
Valero Energy Corp.	1,839	260,605
Williams Cos., Inc. (The)	6,334	213,392
Woodside Energy Group Ltd.	11,783	276,444

		12,279,188

Total Energy		13,129,027

Financials (8.6%)
Banks (3.1%)
ABN AMRO Bank NV (CVA)(m)	2,433	34,572
AIB Group plc	8,176	36,824
ANZ Group Holdings Ltd.	18,370	303,070
Banco Bilbao Vizcaya Argentaria SA	36,643	298,692
Banco Santander SA	99,297	379,876
Bank Hapoalim BM	7,467	66,344
Bank Leumi Le-Israel BM	9,166	75,720
Bank of America Corp.	35,995	985,543
Bank of Ireland Group plc	6,431	63,164
Banque Cantonale Vaudoise (Registered)	227	23,820
Barclays plc	93,774	181,849
BNP Paribas SA	6,479	413,941
BOC Hong Kong Holdings Ltd.	21,413	58,653
CaixaBank SA	24,344	97,443
Chiba Bank Ltd. (The)	3,067	22,319
Citigroup, Inc.	10,026	412,369
Citizens Financial Group, Inc.	2,459	65,901
Comerica, Inc.	686	28,503
Commerzbank AG	6,573	74,983
Commonwealth Bank of Australia	10,375	666,861
Concordia Financial Group Ltd.	6,299	28,726
Credit Agricole SA	7,157	88,470
Danske Bank A/S	4,212	98,128
DBS Group Holdings Ltd.	11,203	275,691
DNB Bank ASA	5,647	113,820
Erste Group Bank AG	2,127	73,805
Fifth Third Bancorp	3,545	89,795
FinecoBank Banca Fineco SpA	3,529	42,963
Hang Seng Bank Ltd.	4,425	55,066
HSBC Holdings plc	121,535	956,289
Huntington Bancshares, Inc.	7,539	78,406
ING Groep NV	22,139	293,751
Intesa Sanpaolo SpA	95,405	246,115
Israel Discount Bank Ltd., Class A	6,735	36,356
Japan Post Bank Co. Ltd.	8,419	73,294
JPMorgan Chase & Co.	15,131	2,194,298
KBC Group NV	1,601	100,104
KeyCorp	4,873	52,433
Lloyds Banking Group plc	392,400	212,429
M&T Bank Corp.	864	109,253
Mediobanca Banca di Credito Finanziario SpA	3,156	41,809
Mitsubishi UFJ Financial Group, Inc.	70,513	598,539
Mizrahi Tefahot Bank Ltd.	969	35,083
Mizuho Financial Group, Inc.	14,799	251,635
National Australia Bank Ltd.	19,387	362,354
NatWest Group plc	35,075	100,868
Nordea Bank Abp	19,768	217,338
Oversea-Chinese Banking Corp. Ltd.	20,898	195,833
PNC Financial Services Group, Inc. (The)	2,074	254,625
Regions Financial Corp.	4,886	84,039
Resona Holdings, Inc.	13,020	72,166
Shizuoka Financial Group, Inc.(x)	2,582	21,062
Skandinaviska Enskilda Banken AB, Class A	9,417	112,610
Societe Generale SA	4,449	108,397
Standard Chartered plc	14,606	135,082
Sumitomo Mitsui Financial Group, Inc.	7,844	385,639
Sumitomo Mitsui Trust Holdings, Inc.	2,112	79,582
Svenska Handelsbanken AB, Class A	8,440	75,365
Swedbank AB, Class A	5,167	95,200
Truist Financial Corp.	6,935	198,410
UniCredit SpA	11,470	275,639
United Overseas Bank Ltd.	7,688	160,284
US Bancorp	8,107	268,017
Wells Fargo & Co.	19,050	778,383
Westpac Banking Corp.	21,463	291,862
Zions Bancorp NA	771	26,900

		14,736,360

Capital Markets (1.6%)
3i Group plc	6,091	154,058
abrdn plc	10,634	20,208
Ameriprise Financial, Inc.	534	176,049
Amundi SA(m)	430	24,254
ASX Ltd.	1,224	44,952
Bank of New York Mellon Corp. (The)	4,055	172,946
BlackRock, Inc.	731	472,584
Blackstone, Inc.	3,695	395,882
Cboe Global Markets, Inc.	549	85,759
Charles Schwab Corp. (The)	7,742	425,036
CME Group, Inc.	1,873	375,012
Daiwa Securities Group, Inc.	8,237	47,573
Deutsche Bank AG (Registered)	11,855	130,977
Deutsche Boerse AG	1,184	204,917
EQT AB	2,142	42,524
Euronext NV(m)	568	39,634
FactSet Research Systems, Inc.	199	87,015
Franklin Resources, Inc.	1,481	36,403
Futu Holdings Ltd. (ADR)*	416	24,049
Goldman Sachs Group, Inc. (The)	1,716	555,246
Hargreaves Lansdown plc	2,058	19,415
Hong Kong Exchanges & Clearing Ltd.	7,423	277,357
Intercontinental Exchange, Inc.	2,980	327,860
Invesco Ltd.	2,336	33,919
Japan Exchange Group, Inc.	2,948	54,723
Julius Baer Group Ltd.	1,272	81,794
London Stock Exchange Group plc	2,506	251,760
Macquarie Group Ltd.	2,274	245,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MarketAxess Holdings, Inc.	196	$41,873
Moody’s Corp.	822	259,892
Morgan Stanley	6,643	542,534
MSCI, Inc., Class A	412	211,389
Nasdaq, Inc.	1,765	85,761
Nomura Holdings, Inc.	18,558	74,398
Northern Trust Corp.	1,078	74,899
Partners Group Holding AG	141	159,354
Raymond James Financial, Inc.	979	98,321
S&P Global, Inc.	1,694	619,005
SBI Holdings, Inc.	1,415	29,807
Schroders plc	4,455	22,133
Singapore Exchange Ltd.	4,650	33,166
St James’s Place plc	3,123	31,710
State Street Corp.	1,659	111,087
T. Rowe Price Group, Inc.	1,168	122,488
UBS Group AG (Registered)	20,310	503,451

		7,828,407

Consumer Finance (0.2%)
American Express Co.	3,029	451,896
Capital One Financial Corp.	1,986	192,741
Discover Financial Services	1,301	112,706
Synchrony Financial	2,177	66,551

		823,894

Financial Services (1.9%)
Adyen NV(m)*	136	101,470
Berkshire Hathaway, Inc., Class B*	9,495	3,326,098
Edenred SE	1,543	96,706
Eurazeo SE	294	17,546
EXOR NV(x)	701	62,211
Fidelity National Information Services, Inc.	3,085	170,508
Fiserv, Inc.*	3,174	358,535
FleetCor Technologies, Inc.*	385	98,306
Global Payments, Inc.	1,354	156,238
GMO Payment Gateway, Inc.	300	16,415
Groupe Bruxelles Lambert NV	589	43,939
Industrivarden AB, Class A	760	20,089
Industrivarden AB, Class C	924	24,408
Investor AB, Class B	10,587	203,299
Jack Henry & Associates, Inc.	379	57,282
L E Lundbergforetagen AB, Class B	439	18,363
M&G plc	13,062	31,444
Mastercard, Inc., Class A	4,332	1,715,082
Mitsubishi HC Capital, Inc.	4,592	30,605
Nexi SpA(m)*	3,538	21,650
ORIX Corp.	7,344	137,258
PayPal Holdings, Inc.*	5,717	334,216
Sofina SA	111	22,509
Visa, Inc., Class A	8,366	1,924,264
Washington H Soul Pattinson & Co. Ltd.	1,483	31,074
Wendel SE	200	15,869
Wise plc, Class A*	3,760	31,452
Worldline SA(m)*	1,496	42,151

		9,108,987

Insurance (1.8%)
Admiral Group plc	1,298	37,644
Aegon NV	10,420	50,478
Aflac, Inc.	2,815	216,051
Ageas SA/NV	1,018	42,007
AIA Group Ltd.	71,146	580,092
Allianz SE (Registered)	2,496	595,599
Allstate Corp. (The)	1,362	151,740
American International Group, Inc.	3,707	224,644
Aon plc, Class A	1,056	342,376
Arch Capital Group Ltd.*	1,942	154,797
Arthur J Gallagher & Co.	1,122	255,737
ASR Nederland NV	987	37,065
Assicurazioni Generali SpA	6,199	126,916
Assurant, Inc.	276	39,628
Aviva plc	16,500	78,473
AXA SA	11,387	339,256
Baloise Holding AG (Registered)	303	43,993
Brown & Brown, Inc.	1,226	85,624
Chubb Ltd.	2,139	445,297
Cincinnati Financial Corp.	817	83,571
Dai-ichi Life Holdings, Inc.	5,817	120,552
Everest Group Ltd.	225	83,626
Gjensidige Forsikring ASA	1,157	17,036
Globe Life, Inc.	453	49,255
Hannover Rueck SE	383	84,184
Hartford Financial Services Group, Inc. (The)	1,592	112,889
Helvetia Holding AG (Registered)	227	31,842
Insurance Australia Group Ltd.	14,264	52,092
Japan Post Holdings Co. Ltd.	13,424	107,570
Japan Post Insurance Co. Ltd.	1,156	19,497
Legal & General Group plc	36,295	98,531
Loews Corp.	963	60,968
Marsh & McLennan Cos., Inc.	2,572	489,452
Medibank Pvt Ltd.	15,936	35,246
MetLife, Inc.	3,289	206,911
MS&AD Insurance Group Holdings, Inc.	2,725	100,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	843	328,965
NN Group NV	1,534	49,368
Phoenix Group Holdings plc	4,048	23,816
Poste Italiane SpA(m)	3,023	31,858
Principal Financial Group, Inc.	1,158	83,457
Progressive Corp. (The)	3,048	424,586
Prudential Financial, Inc.	1,890	179,342
Prudential plc	16,841	182,628
QBE Insurance Group Ltd.	9,022	91,129
Sampo OYJ, Class A	2,813	121,876
Sompo Holdings, Inc.	1,825	78,562
Suncorp Group Ltd.	7,425	66,691
Swiss Life Holding AG (Registered)	183	114,276
Swiss Re AG	1,907	196,502
T&D Holdings, Inc.	3,143	51,907
Talanx AG	388	24,613
Tokio Marine Holdings, Inc.	11,125	257,951
Travelers Cos., Inc. (The)	1,192	194,666
Tryg A/S(x)	2,035	37,314
W R Berkley Corp.	1,059	67,236
Willis Towers Watson plc	546	114,092
Zurich Insurance Group AG	938	430,495

		8,752,169

Total Financials		41,249,817

Health Care (7.8%)
Biotechnology (1.0%)
AbbVie, Inc.	9,190	1,369,861
Amgen, Inc.	2,785	748,497
Argenx SE*	353	171,900
Biogen, Inc.*	754	193,786
CSL Ltd.	2,993	482,627
Genmab A/S*	418	148,607
Gilead Sciences, Inc.	6,488	486,211
Grifols SA*	1,726	22,436
Incyte Corp.*	968	55,921
Moderna, Inc.*	1,724	178,072
Regeneron Pharmaceuticals, Inc.*	556	457,566
Swedish Orphan Biovitrum AB*	1,133	23,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	1,344	$467,363

		4,806,014

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	9,035	875,040
Alcon, Inc.	3,098	240,096
Align Technology, Inc.*	371	113,274
Asahi Intecc Co. Ltd.	1,254	22,556
Baxter International, Inc.	2,637	99,520
Becton Dickinson & Co.	1,510	390,380
BioMerieux	294	28,541
Boston Scientific Corp.*	7,624	402,547
Carl Zeiss Meditec AG	285	24,955
Cochlear Ltd.	413	67,797
Coloplast A/S, Class B	731	77,468
Cooper Cos., Inc. (The)	258	82,047
Demant A/S*	625	25,923
Dentsply Sirona, Inc.	1,102	37,644
Dexcom, Inc.*	2,020	188,466
DiaSorin SpA	135	12,335
Edwards Lifesciences Corp.*	3,165	219,271
EssilorLuxottica SA	1,831	319,721
Fisher & Paykel Healthcare Corp. Ltd.	3,336	43,148
GE HealthCare Technologies, Inc.	2,037	138,598
Getinge AB, Class B	1,323	23,335
Hologic, Inc.*	1,275	88,485
Hoya Corp.	2,182	223,763
IDEXX Laboratories, Inc.*	432	188,901
Insulet Corp.*	364	58,054
Intuitive Surgical, Inc.*	1,829	534,598
Koninklijke Philips NV*	5,743	115,158
Medtronic plc	6,931	543,113
Olympus Corp.	7,818	101,570
ResMed, Inc.	765	113,121
Siemens Healthineers AG(m)	1,718	87,185
Smith & Nephew plc	5,087	63,494
Sonova Holding AG (Registered)	330	78,485
STERIS plc	514	112,782
Straumann Holding AG (Registered)	706	90,395
Stryker Corp.	1,760	480,955
Sysmex Corp.	1,058	50,500
Teleflex, Inc.	245	48,120
Terumo Corp.	4,116	109,152
Zimmer Biomet Holdings, Inc.	1,088	122,095

		6,642,588

Health Care Providers & Services (1.2%)
Amplifon SpA	720	21,406
Cardinal Health, Inc.	1,326	115,123
Cencora, Inc.	843	151,715
Centene Corp.*	2,819	194,173
Cigna Group (The)	1,541	440,834
CVS Health Corp.	6,687	466,886
DaVita, Inc.*	280	26,468
EBOS Group Ltd.	976	20,006
Elevance Health, Inc.	1,227	534,260
Fresenius Medical Care AG & Co. KGaA	1,269	54,793
Fresenius SE & Co. KGaA	2,610	81,293
HCA Healthcare, Inc.	1,048	257,787
Henry Schein, Inc.*	680	50,490
Humana, Inc.	645	313,805
Laboratory Corp. of America Holdings	461	92,684
McKesson Corp.	702	305,265
Molina Healthcare, Inc.*	304	99,679
Quest Diagnostics, Inc.	584	71,166
Ramsay Health Care Ltd.	1,175	39,186
Sonic Healthcare Ltd.	2,861	54,816
UnitedHealth Group, Inc.	4,823	2,431,708
Universal Health Services, Inc., Class B	324	40,737

		5,864,280

Health Care Technology (0.0%)†
M3, Inc.	2,715	49,344

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	1,538	171,979
Bachem Holding AG	220	16,343
Bio-Rad Laboratories, Inc., Class A*	109	39,071
Bio-Techne Corp.	820	55,817
Charles River Laboratories International, Inc.*	267	52,327
Danaher Corp.	3,421	848,750
Eurofins Scientific SE	827	46,777
Illumina, Inc.*	824	113,119
IQVIA Holdings, Inc.*	953	187,503
Lonza Group AG (Registered)	467	217,136
Mettler-Toledo International, Inc.*	114	126,320
QIAGEN NV*	1,431	57,900
Revvity, Inc.	646	71,512
Sartorius AG (Preference)(q)	172	58,518
Sartorius Stedim Biotech	172	41,097
Thermo Fisher Scientific, Inc.	2,010	1,017,402
Waters Corp.*	308	84,457
West Pharmaceutical Services, Inc.	385	144,456

		3,350,484

Pharmaceuticals (3.5%)
Astellas Pharma, Inc.	11,184	155,217
AstraZeneca plc	9,571	1,296,445
Bayer AG (Registered)	6,077	292,012
Bristol-Myers Squibb Co.	10,877	631,301
Catalent, Inc.*	939	42,753
Chugai Pharmaceutical Co. Ltd.	4,089	126,523
Daiichi Sankyo Co. Ltd.	11,486	315,588
Eisai Co. Ltd.	1,566	87,019
Eli Lilly and Co.	4,152	2,230,164
GSK plc	25,332	461,141
Hikma Pharmaceuticals plc	1,004	25,578
Ipsen SA	262	34,403
Johnson & Johnson	12,538	1,952,793
Kyowa Kirin Co. Ltd.	1,562	27,218
Merck & Co., Inc.	13,212	1,360,175
Merck KGaA	800	133,763
Novartis AG (Registered)	12,658	1,298,090
Novo Nordisk A/S, Class B	20,152	1,839,388
Ono Pharmaceutical Co. Ltd.	2,410	46,252
Organon & Co.	1,331	23,106
Orion OYJ, Class B	663	26,090
Otsuka Holdings Co. Ltd.	2,417	85,931
Pfizer, Inc.	29,396	975,065
Recordati Industria Chimica e Farmaceutica SpA	715	33,798
Roche Holding AG	4,339	1,187,199
Roche Holding AG CHF 1	212	62,394
Sanofi	7,016	752,745
Shionogi & Co. Ltd.	1,626	72,748
Takeda Pharmaceutical Co. Ltd.	9,842	305,653
Teva Pharmaceutical Industries Ltd. (ADR)*	6,918	70,564
UCB SA	788	64,599
Viatris, Inc.	6,246	61,585
Zoetis, Inc., Class A	2,397	417,030

		16,494,330

Total Health Care		37,207,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (6.3%)
Aerospace & Defense (0.9%)
Airbus SE	3,665	$492,025
Axon Enterprise, Inc.*	366	72,830
BAE Systems plc	18,824	229,166
Boeing Co. (The)*	2,952	565,839
Dassault Aviation SA	151	28,481
Elbit Systems Ltd.	179	35,577
General Dynamics Corp.	1,180	260,745
Howmet Aerospace, Inc.	2,039	94,304
Huntington Ingalls Industries, Inc.	208	42,553
Kongsberg Gruppen ASA	526	21,696
L3Harris Technologies, Inc.	985	171,508
Lockheed Martin Corp.	1,167	477,256
Melrose Industries plc	8,345	47,773
MTU Aero Engines AG	335	60,830
Northrop Grumman Corp.	741	326,181
Rheinmetall AG	281	72,459
Rolls-Royce Holdings plc*	51,181	137,943
RTX Corp.	7,578	545,389
Saab AB, Class B	490	24,972
Safran SA	2,139	336,143
Singapore Technologies Engineering Ltd.	9,034	25,840
Textron, Inc.	1,031	80,562
Thales SA	657	92,453
TransDigm Group, Inc.*	287	241,978

		4,484,503

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	606	52,195
Deutsche Post AG	6,099	248,480
DSV A/S	1,156	216,142
Expeditors International of Washington, Inc.	770	88,265
FedEx Corp.	1,205	319,229
Nippon Express Holdings, Inc.	441	23,027
SG Holdings Co. Ltd.	1,958	25,091
United Parcel Service, Inc., Class B	3,766	587,006
Yamato Holdings Co. Ltd.(x)	1,686	27,472

		1,586,907

Building Products (0.4%)
A.O. Smith Corp.	649	42,918
AGC, Inc.	1,252	43,934
Allegion plc	457	47,619
Assa Abloy AB, Class B	6,267	136,634
Carrier Global Corp.	4,361	240,727
Cie de Saint-Gobain SA	2,857	171,810
Daikin Industries Ltd.	1,643	258,093
Geberit AG (Registered)	209	104,803
Johnson Controls International plc	3,542	188,470
Kingspan Group plc	955	71,646
Lixil Corp.	1,469	17,119
Masco Corp.	1,171	62,590
Nibe Industrier AB, Class B	8,912	58,567
ROCKWOOL A/S, Class B	67	16,265
TOTO Ltd.	819	21,171
Trane Technologies plc	1,189	241,260
Xinyi Glass Holdings Ltd.	8,662	11,216

		1,734,842

Commercial Services & Supplies (0.3%)
Brambles Ltd.	8,367	77,035
Cintas Corp.	450	216,454
Copart, Inc.*	4,524	194,939
Dai Nippon Printing Co. Ltd.	1,285	33,449
Rentokil Initial plc	15,040	111,974
Republic Services, Inc., Class A	1,071	152,628
Rollins, Inc.	1,257	46,924
Secom Co. Ltd.	1,291	87,599
Securitas AB, Class B	2,846	22,574
TOPPAN Holdings, Inc.	1,517	36,291
Waste Management, Inc.	1,919	292,532

		1,272,399

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,401	50,465
Bouygues SA	1,177	41,239
Eiffage SA	450	42,838
Ferrovial SE	3,115	95,408
Kajima Corp.	2,570	41,850
Obayashi Corp.	3,757	33,098
Quanta Services, Inc.	756	141,425
Shimizu Corp.	3,194	22,217
Skanska AB, Class B	1,968	32,423
Taisei Corp.(x)	1,104	38,866
Vinci SA	3,314	367,961

		907,790

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	9,879	353,997
AMETEK, Inc.	1,201	177,460
Eaton Corp. plc	2,077	442,983
Emerson Electric Co.	2,976	287,392
Fuji Electric Co. Ltd.	849	38,325
Generac Holdings, Inc.*	324	35,303
Legrand SA	1,659	153,122
Mitsubishi Electric Corp.	11,820	146,247
Nidec Corp.	2,652	122,999
Prysmian SpA	1,607	64,817
Rockwell Automation, Inc.	598	170,950
Schneider Electric SE	3,361	557,816
Siemens Energy AG*	3,157	41,321
Vestas Wind Systems A/S*	6,245	134,170

		2,726,902

Ground Transportation (0.4%)
Aurizon Holdings Ltd.	10,651	23,900
Central Japan Railway Co.	4,575	111,283
CSX Corp.	10,446	321,214
East Japan Railway Co.	1,935	110,773
Grab Holdings Ltd., Class A*	11,385	40,303
Hankyu Hanshin Holdings, Inc.	1,481	50,553
JB Hunt Transport Services, Inc.	425	80,121
Keio Corp.(x)	595	20,473
Keisei Electric Railway Co. Ltd.	879	30,468
Kintetsu Group Holdings Co. Ltd.(x)	1,142	32,386
MTR Corp. Ltd.	8,957	35,458
Norfolk Southern Corp.	1,182	232,771
Odakyu Electric Railway Co. Ltd.(x)	1,705	25,494
Old Dominion Freight Line, Inc.	467	191,068
Tobu Railway Co. Ltd.(x)	1,092	28,075
Tokyu Corp.	2,830	32,648
Union Pacific Corp.	3,173	646,118
West Japan Railway Co.	1,374	56,867

		2,069,973

Industrial Conglomerates (0.6%)
3M Co.	2,874	269,064
CK Hutchison Holdings Ltd.	15,601	83,474
DCC plc	661	37,171
General Electric Co.	5,667	626,487
Hikari Tsushin, Inc.(x)	124	18,898
Hitachi Ltd.	5,816	360,970
Honeywell International, Inc.	3,457	638,646
Investment AB Latour, Class B	856	15,102
Jardine Cycle & Carriage Ltd.	592	13,828
Jardine Matheson Holdings Ltd.	946	43,913
Keppel Corp. Ltd.	8,427	41,919
Lifco AB, Class B	1,349	23,701
Siemens AG (Registered)	4,694	673,244

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Smiths Group plc	2,032	$40,151
Toshiba Corp.*	517	15,925

		2,902,493

Machinery (1.3%)
Alfa Laval AB	1,805	62,086
Alstom SA	1,769	42,268
Atlas Copco AB, Class A	16,443	221,612
Atlas Copco AB, Class B	9,485	111,296
Caterpillar, Inc.	2,656	725,088
CNH Industrial NV	6,319	77,096
Cummins, Inc.	738	168,603
Daifuku Co. Ltd.(x)	1,773	33,570
Daimler Truck Holding AG	3,020	104,791
Deere & Co.	1,420	535,880
Dover Corp.	728	101,563
Epiroc AB, Class A	4,060	77,294
Epiroc AB, Class B	2,256	36,177
FANUC Corp.	5,865	152,787
Fortive Corp.	1,833	135,935
GEA Group AG	1,008	37,257
Hitachi Construction Machinery Co. Ltd.(x)	622	18,921
Hoshizaki Corp.	762	26,489
Husqvarna AB, Class B(x)	1,822	13,965
IDEX Corp.	394	81,960
Illinois Tool Works, Inc.	1,433	330,034
Indutrade AB	1,606	29,796
Ingersoll Rand, Inc.	2,106	134,194
Knorr-Bremse AG	491	31,240
Komatsu Ltd.	5,646	152,749
Kone OYJ, Class B	2,173	91,712
Kubota Corp.	6,272	92,502
Kurita Water Industries Ltd.(x)	715	24,947
Makita Corp.	1,482	36,614
Metso OYJ	3,996	42,053
Minebea Mitsumi, Inc.	2,100	34,309
MISUMI Group, Inc.	1,645	25,720
Mitsubishi Heavy Industries Ltd.	1,995	111,418
NGK Insulators Ltd.	1,160	15,385
Nordson Corp.	282	62,934
Otis Worldwide Corp.	2,144	172,185
PACCAR, Inc.	2,722	231,424
Parker-Hannifin Corp.	668	260,199
Pentair plc	860	55,685
Rational AG	36	22,837
Sandvik AB	6,516	120,234
Schindler Holding AG	260	51,980
Schindler Holding AG (Registered)	165	31,870
Seatrium Ltd.*	273,829	26,842
SKF AB, Class B	1,909	31,827
SMC Corp.	362	162,251
Snap-on, Inc.	276	70,397
Spirax-Sarco Engineering plc	465	54,045
Stanley Black & Decker, Inc.	798	66,697
Techtronic Industries Co. Ltd.	8,459	82,095
Toyota Industries Corp.	945	74,460
VAT Group AG(m)	170	61,102
Volvo AB, Class A	1,158	24,102
Volvo AB, Class B	9,379	193,666
Wartsila OYJ Abp	2,739	31,144
Westinghouse Air Brake Technologies Corp.	933	99,150
Xylem, Inc.	1,254	114,152
Yaskawa Electric Corp.	1,524	55,019

		6,073,608

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	20	35,523
AP Moller - Maersk A/S, Class B	32	57,768
Kawasaki Kisen Kaisha Ltd.(x)	843	28,792
Kuehne + Nagel International AG (Registered)	350	99,798
Mitsui OSK Lines Ltd.(x)	2,172	59,736
Nippon Yusen KK(x)	2,982	77,543
SITC International Holdings Co. Ltd.	7,760	13,041

		372,201

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	662	24,547
American Airlines Group, Inc.*	3,402	43,580
ANA Holdings, Inc.*	924	19,372
Delta Air Lines, Inc.	3,350	123,950
Deutsche Lufthansa AG (Registered)*	3,458	27,442
Japan Airlines Co. Ltd.	834	16,229
Qantas Airways Ltd.*	4,059	13,518
Singapore Airlines Ltd.	9,153	43,254
Southwest Airlines Co.	3,101	83,944
United Airlines Holdings, Inc.*	1,708	72,248

		468,084

Professional Services (0.6%)
Adecco Group AG (Registered)	1,031	42,531
Automatic Data Processing, Inc.	2,145	516,044
BayCurrent Consulting, Inc.	796	26,622
Broadridge Financial Solutions, Inc.	615	110,116
Bureau Veritas SA	1,870	46,481
Ceridian HCM Holding, Inc.*	810	54,959
Computershare Ltd.	3,508	58,552
Equifax, Inc.	639	117,052
Experian plc	5,635	185,013
Intertek Group plc	1,037	52,027
Jacobs Solutions, Inc.	656	89,544
Leidos Holdings, Inc.	715	65,894
Paychex, Inc.	1,671	192,716
Paycom Software, Inc.	256	66,373
Persol Holdings Co. Ltd.(x)	10,270	16,727
Randstad NV	675	37,381
Recruit Holdings Co. Ltd.	8,966	276,528
RELX plc	11,713	396,576
Robert Half, Inc.	558	40,890
SGS SA (Registered)	968	81,450
Teleperformance SE	365	46,076
Verisk Analytics, Inc., Class A	755	178,361
Wolters Kluwer NV	1,594	193,215

		2,891,128

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,009	63,234
Ashtead Group plc	2,705	165,084
Beijer Ref AB, Class B(x)	2,060	21,777
Brenntag SE	959	74,502
Bunzl plc	2,086	74,470
Fastenal Co.	2,975	162,554
IMCD NV	364	46,181
ITOCHU Corp.(x)	7,354	266,031
Marubeni Corp.	8,914	139,102
Mitsubishi Corp.	7,102	338,752
Mitsui & Co. Ltd.	8,167	296,371
MonotaRO Co. Ltd.	1,450	15,529
Reece Ltd.	1,211	14,506
Sumitomo Corp.	6,458	128,953
Toyota Tsusho Corp.	1,353	79,628
United Rentals, Inc.	356	158,267
WW Grainger, Inc.	232	160,507

		2,205,448

Transportation Infrastructure (0.1%)
Aena SME SA(m)	467	70,407
Aeroports de Paris SA	205	24,253
Auckland International Airport Ltd.	7,243	34,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Getlink SE	2,187	$34,937
Transurban Group	18,842	153,733

		317,668

Total Industrials		30,013,946

Information Technology (12.2%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,306	240,212
Cisco Systems, Inc.	21,217	1,140,626
F5, Inc.*	309	49,792
Juniper Networks, Inc.	1,673	46,493
Motorola Solutions, Inc.	870	236,849
Nokia OYJ	32,439	122,369
Telefonaktiebolaget LM Ericsson, Class B(x)	17,853	87,144

		1,923,485

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	3,098	260,201
Azbil Corp.(x)	714	21,873
CDW Corp.	698	140,828
Corning, Inc.	3,997	121,789
Halma plc	2,362	55,865
Hamamatsu Photonics KK	908	38,273
Hexagon AB, Class B	12,699	108,538
Hirose Electric Co. Ltd.(x)	187	21,673
Ibiden Co. Ltd.(x)	736	39,223
Keyence Corp.	1,211	449,749
Keysight Technologies, Inc.*	929	122,916
Kyocera Corp.	2,047	103,925
Murata Manufacturing Co. Ltd.	10,764	196,927
Omron Corp.(x)	1,073	47,870
Shimadzu Corp.	1,530	40,666
TDK Corp.	2,393	88,745
TE Connectivity Ltd.	1,635	201,972
Teledyne Technologies, Inc.*	245	100,102
Trimble, Inc.*	1,293	69,641
Yokogawa Electric Corp.(x)	1,321	25,533
Zebra Technologies Corp., Class A*	267	63,154

		2,319,463

IT Services (0.6%)
Accenture plc, Class A	3,284	1,008,549
Akamai Technologies, Inc.*	791	84,273
Bechtle AG	579	27,081
Capgemini SE	1,035	181,427
Cognizant Technology Solutions Corp., Class A	2,630	178,156
DXC Technology Co.*	1,068	22,247
EPAM Systems, Inc.*	302	77,218
Fujitsu Ltd.	1,118	131,670
Gartner, Inc.*	410	140,880
International Business Machines Corp.	4,743	665,443
NEC Corp.	1,563	86,402
Nomura Research Institute Ltd.	2,394	62,365
NTT Data Group Corp.	3,652	48,986
Obic Co. Ltd.	437	66,337
Otsuka Corp.	774	32,796
SCSK Corp.	904	15,783
TIS, Inc.	1,329	29,285
VeriSign, Inc.*	467	94,582
Wix.com Ltd.*	327	30,019

		2,983,499

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	8,412	864,922
Advantest Corp.	4,772	133,510
Analog Devices, Inc.	2,611	457,160
Applied Materials, Inc.	4,372	605,303
ASM International NV	297	124,816
ASML Holding NV	2,490	1,471,860
BE Semiconductor Industries NV	476	46,802
Broadcom, Inc.	2,149	1,784,916
Disco Corp.	588	108,519
Enphase Energy, Inc.*	710	85,307
First Solar, Inc.*	556	89,844
Infineon Technologies AG	8,158	270,438
Intel Corp.	21,805	775,168
KLA Corp.	712	326,566
Lam Research Corp.	694	434,978
Lasertec Corp.	474	73,809
Microchip Technology, Inc.	2,834	221,194
Micron Technology, Inc.	5,703	387,975
Monolithic Power Systems, Inc.	249	115,038
NVIDIA Corp.	12,860	5,593,971
NXP Semiconductors NV	1,342	268,293
ON Semiconductor Corp.*	2,247	208,859
Qorvo, Inc.*	510	48,690
QUALCOMM, Inc.	5,811	645,370
Renesas Electronics Corp.*	7,786	119,077
Rohm Co. Ltd.	2,300	43,356
Skyworks Solutions, Inc.	830	81,830
SolarEdge Technologies, Inc.*	294	38,076
STMicroelectronics NV	4,292	185,978
SUMCO Corp.	1,925	25,106
Teradyne, Inc.	802	80,569
Texas Instruments, Inc.	4,727	751,640
Tokyo Electron Ltd.	2,913	398,432

		16,867,372

Software (4.3%)
Adobe, Inc.*	2,373	1,209,993
ANSYS, Inc.*	452	134,493
Autodesk, Inc.*	1,113	230,291
Cadence Design Systems, Inc.*	1,415	331,534
Check Point Software Technologies Ltd.*	576	76,769
CyberArk Software Ltd.*	267	43,727
Dassault Systemes SE	4,226	157,696
Fair Isaac Corp.*	129	112,040
Fortinet, Inc.*	3,394	199,160
Gen Digital, Inc.	2,930	51,802
Intuit, Inc.	1,458	744,950
Microsoft Corp.	38,684	12,214,473
Monday.com Ltd.*	146	23,246
Nemetschek SE	401	24,539
Nice Ltd.*	391	66,129
Oracle Corp.	288	21,392
Oracle Corp. (Moscow Stock Exchange)	8,197	868,226
Palo Alto Networks, Inc.*	1,592	373,228
PTC, Inc.*	619	87,700
Roper Technologies, Inc.	556	269,260
Sage Group plc (The)	6,107	73,692
Salesforce, Inc.*	5,071	1,028,297
SAP SE	6,449	837,412
ServiceNow, Inc.*	1,062	593,616
Synopsys, Inc.*	792	363,504
Temenos AG (Registered)	388	27,306
Trend Micro, Inc.	863	32,732
Tyler Technologies, Inc.*	219	84,565
WiseTech Global Ltd.	1,067	44,626
Xero Ltd.*	924	66,793

		20,393,191

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	76,519	13,100,818
Brother Industries Ltd.	1,365	21,999
Canon, Inc.(x)	6,205	149,686
FUJIFILM Holdings Corp.	2,370	137,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hewlett Packard Enterprise Co.	6,725	$116,813
HP, Inc.	4,518	116,113
Logitech International SA (Registered)	1,006	69,547
NetApp, Inc.	1,098	83,316
Ricoh Co. Ltd.	3,256	28,117
Seagate Technology Holdings plc	1,004	66,214
Seiko Epson Corp.(x)	1,618	25,438
Western Digital Corp.*	1,666	76,020

		13,991,390

Total Information Technology		58,478,400

Materials (2.4%)
Chemicals (1.2%)
Air Liquide SA	3,240	547,530
Air Products and Chemicals, Inc.	1,157	327,894
Akzo Nobel NV	1,105	80,003
Albemarle Corp.	611	103,894
Arkema SA	393	38,874
Asahi Kasei Corp.	7,259	45,655
BASF SE	5,569	252,882
Celanese Corp., Class A	521	65,396
CF Industries Holdings, Inc.	1,005	86,169
Chr Hansen Holding A/S	691	42,355
Clariant AG (Registered)	1,248	19,769
Corteva, Inc.	3,696	189,087
Covestro AG(m)*	1,236	66,723
Croda International plc	866	51,932
Dow, Inc.	3,661	188,761
DSM-Firmenich AG	1,149	97,340
DuPont de Nemours, Inc.	2,390	178,270
Eastman Chemical Co.	617	47,336
Ecolab, Inc.	1,317	223,100
EMS-Chemie Holding AG (Registered)	46	31,308
Evonik Industries AG	1,213	22,218
FMC Corp.	649	43,464
Givaudan SA (Registered)	59	192,982
ICL Group Ltd.	4,731	26,134
International Flavors & Fragrances, Inc.	1,329	90,598
Johnson Matthey plc	1,120	22,247
JSR Corp.	1,191	32,014
Linde plc	2,541	946,141
LyondellBasell Industries NV, Class A	1,334	126,330
Mitsubishi Chemical Group Corp.	7,408	46,731
Mitsui Chemicals, Inc.	1,065	27,630
Mosaic Co. (The)	1,730	61,588
Nippon Paint Holdings Co. Ltd.	5,799	39,038
Nippon Sanso Holdings Corp.	1,119	26,545
Nissan Chemical Corp.(x)	792	33,701
Nitto Denko Corp.	879	57,690
Novozymes A/S, Class B	1,270	51,254
OCI NV	620	17,299
Orica Ltd.	2,358	23,636
PPG Industries, Inc.	1,226	159,135
Sherwin-Williams Co. (The)	1,232	314,222
Shin-Etsu Chemical Co. Ltd.	11,257	327,149
Sika AG (Registered)	916	233,266
Solvay SA	480	53,209
Sumitomo Chemical Co. Ltd.	6,970	18,983
Symrise AG, Class A	832	79,448
Toray Industries, Inc.	8,024	41,774
Tosoh Corp.	1,504	19,303
Umicore SA	1,252	29,717
Wacker Chemie AG	112	16,063
Yara International ASA	1,065	40,353

		5,904,140

Construction Materials (0.2%)
CRH plc	4,503	249,542
Heidelberg Materials AG	926	71,977
Holcim AG	3,219	206,711
James Hardie Industries plc (ADR)*	2,791	73,197
Martin Marietta Materials, Inc.	322	132,174
Vulcan Materials Co.	692	139,798

		873,399

Containers & Packaging (0.1%)
Amcor plc	7,661	70,175
Avery Dennison Corp.	420	76,721
Ball Corp.	1,640	81,639
International Paper Co.	1,802	63,917
Packaging Corp. of America	468	71,861
Sealed Air Corp.	752	24,711
SIG Group AG	1,988	49,171
Smurfit Kappa Group plc	1,682	56,123
Westrock Co.	1,334	47,757

		542,075

Metals & Mining (0.8%)
Anglo American plc	7,783	215,133
Antofagasta plc	2,282	39,787
ArcelorMittal SA	3,160	79,430
BHP Group Ltd.	31,282	889,990
BlueScope Steel Ltd.	2,819	35,235
Boliden AB	1,726	49,676
Endeavour Mining plc	1,136	21,983
Fortescue Metals Group Ltd.	10,204	137,249
Freeport-McMoRan, Inc.	7,464	278,333
Glencore plc	64,379	369,101
IGO Ltd.	4,085	33,251
JFE Holdings, Inc.(x)	2,844	41,697
Mineral Resources Ltd.	1,076	46,787
Newcrest Mining Ltd.	5,431	85,621
Newmont Corp.	4,138	152,899
Nippon Steel Corp.(x)	5,282	123,885
Norsk Hydro ASA	7,782	48,889
Northern Star Resources Ltd.	6,438	43,297
Nucor Corp.	1,295	202,473
Pilbara Minerals Ltd.	15,208	42,045
Rio Tinto Ltd.	2,346	171,274
Rio Tinto plc	6,965	439,686
South32 Ltd.	27,097	59,061
Steel Dynamics, Inc.	811	86,956
Sumitomo Metal Mining Co. Ltd.	1,564	46,039
voestalpine AG	671	18,331

		3,758,108

Paper & Forest Products (0.1%)
Holmen AB, Class B	552	21,513
Mondi plc	2,809	47,039
Oji Holdings Corp.(x)	4,695	19,761
Stora Enso OYJ, Class R	3,558	44,727
Svenska Cellulosa AB SCA, Class B	3,506	48,119
UPM-Kymmene OYJ	3,380	116,032

		297,191

Total Materials		11,374,913

Real Estate (1.4%)
Diversified REITs (0.0%)†
Daiwa House REIT Investment Corp. (REIT)	14	24,714
GPT Group (The) (REIT)	11,084	27,793
Land Securities Group plc (REIT)	4,076	29,332
Mirvac Group (REIT)	22,814	31,243
Nomura Real Estate Master Fund, Inc. (REIT)	28	31,365
Stockland (REIT)	13,813	34,814

		179,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	2,848	$52,289
Ventas, Inc. (REIT)	2,095	88,263
Welltower, Inc. (REIT)	2,701	221,266

		361,818

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,705	59,539

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	23,019	46,308
GLP J-REIT (REIT)	34	30,419
Goodman Group (REIT)	10,484	144,588
Mapletree Logistics Trust (REIT)	18,047	22,179
Nippon Prologis REIT, Inc. (REIT)	17	31,761
Prologis, Inc. (REIT)	4,810	539,730
Segro plc (REIT)	6,945	60,959
Warehouses De Pauw CVA (REIT)	1,059	26,244

		902,188

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	811	81,181
Boston Properties, Inc. (REIT)	751	44,669
Covivio SA (REIT)	301	13,398
Dexus (REIT)	6,223	29,208
Gecina SA (REIT)	315	32,221
Japan Real Estate Investment Corp. (REIT)(x)	8	31,210
Nippon Building Fund, Inc. (REIT)	10	40,551

		272,438

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	245	12,551
CapitaLand Investment Ltd.	15,267	34,622
CBRE Group, Inc., Class A*	1,613	119,136
City Developments Ltd.	2,367	11,445
CK Asset Holdings Ltd.	11,596	61,083
CoStar Group, Inc.*	2,126	163,468
Daito Trust Construction Co. Ltd.	424	44,687
Daiwa House Industry Co. Ltd.	3,721	99,972
ESR Group Ltd.(m)	11,510	16,168
Fastighets AB Balder, Class B*	3,648	16,461
Hang Lung Properties Ltd.	8,515	11,656
Henderson Land Development Co. Ltd.	8,404	22,161
Hongkong Land Holdings Ltd.	5,854	20,899
Hulic Co. Ltd.	2,195	19,697
LEG Immobilien SE*	472	32,606
Lendlease Corp. Ltd.	3,984	18,392
Mitsubishi Estate Co. Ltd.	6,840	89,482
Mitsui Fudosan Co. Ltd.	5,562	122,599
New World Development Co. Ltd.	7,602	14,795
Nomura Real Estate Holdings, Inc.	686	17,228
Sagax AB, Class B	1,121	21,393
Sino Land Co. Ltd.	19,259	21,716
Sumitomo Realty & Development Co. Ltd.	1,790	46,547
Sun Hung Kai Properties Ltd.	8,521	91,184
Swire Pacific Ltd., Class A	2,081	14,044
Swire Properties Ltd.	6,770	14,126
Swiss Prime Site AG (Registered)	488	44,756
UOL Group Ltd.	2,687	12,619
Vonovia SE	4,537	109,414
Wharf Real Estate Investment Co. Ltd.	9,663	37,327

		1,362,234

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	739	126,916
Camden Property Trust (REIT)	556	52,587
Equity Residential (REIT)	1,796	105,443
Essex Property Trust, Inc. (REIT)	334	70,838
Invitation Homes, Inc. (REIT)	2,995	94,912
Mid-America Apartment Communities, Inc. (REIT)	608	78,219
UDR, Inc. (REIT)	1,578	56,287

		585,202

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	31,805	43,043
Federal Realty Investment Trust (REIT)	382	34,621
Japan Metropolitan Fund Invest (REIT)	48	31,156
Kimco Realty Corp. (REIT)	3,228	56,780
Klepierre SA (REIT)	1,381	33,917
Link REIT (REIT)	15,239	74,726
Mapletree Pan Asia Commercial Trust (REIT)	12,492	13,068
Realty Income Corp. (REIT)	3,690	184,279
Regency Centers Corp. (REIT)	856	50,881
Scentre Group (REIT)	30,034	47,503
Simon Property Group, Inc. (REIT)	1,704	184,083
Unibail-Rodamco-Westfield (REIT)*	721	35,636
Vicinity Ltd. (REIT)	22,390	24,401

		814,094

Specialized REITs (0.4%)
American Tower Corp. (REIT)	2,427	399,120
Crown Castle, Inc. (REIT)	2,258	207,804
Digital Realty Trust, Inc. (REIT)	1,576	190,727
Equinix, Inc. (REIT)	487	353,689
Extra Space Storage, Inc. (REIT)	1,100	133,738
Iron Mountain, Inc. (REIT)	1,520	90,364
Public Storage (REIT)	824	217,140
SBA Communications Corp. (REIT), Class A	564	112,896
VICI Properties, Inc. (REIT), Class A	5,277	153,561
Weyerhaeuser Co. (REIT)	3,805	116,661

		1,975,700

Total Real Estate		6,512,474

Utilities (1.6%)
Electric Utilities (1.0%)
Acciona SA	174	22,204
Alliant Energy Corp.	1,316	63,760
American Electric Power Co., Inc.	2,682	201,740
BKW AG	155	27,348
Chubu Electric Power Co., Inc.	3,728	47,573
CK Infrastructure Holdings Ltd.	3,085	14,596
CLP Holdings Ltd.	9,502	70,316
Constellation Energy Corp.	1,674	182,600
Duke Energy Corp.	4,013	354,187
Edison International	1,996	126,327
EDP - Energias de Portugal SA	19,377	80,634
Elia Group SA/NV	180	17,632
Endesa SA	1,838	37,456
Enel SpA	50,224	309,038
Entergy Corp.	1,101	101,843
Evergy, Inc.	1,196	60,637
Eversource Energy	1,818	105,717
Exelon Corp.	5,182	195,828
FirstEnergy Corp.	2,687	91,842
Fortum OYJ	2,570	29,875
Iberdrola SA	37,595	421,123
Kansai Electric Power Co., Inc. (The)	4,074	56,636
Mercury NZ Ltd.	3,941	14,408
NextEra Energy, Inc.	10,537	603,665
NRG Energy, Inc.	1,193	45,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Origin Energy Ltd.	10,233	$57,766
Orsted A/S(m)	1,194	65,180
PG&E Corp.*	10,888	175,623
Pinnacle West Capital Corp.	590	43,471
Power Assets Holdings Ltd.	8,027	38,849
PPL Corp.	3,838	90,423
Redeia Corp. SA	2,563	40,361
Southern Co. (The)	5,678	367,480
SSE plc	6,734	132,280
Terna - Rete Elettrica Nazionale	8,141	61,351
Tokyo Electric Power Co. Holdings, Inc.*	8,834	39,535
Verbund AG	450	36,658
Xcel Energy, Inc.	2,872	164,336

		4,596,252

Gas Utilities (0.1%)
APA Group	7,776	41,496
Atmos Energy Corp.	773	81,884
Enagas SA(x)	1,440	23,872
Hong Kong & China Gas Co. Ltd.	64,786	45,171
Naturgy Energy Group SA	855	23,286
Osaka Gas Co. Ltd.	2,170	35,750
Snam SpA	11,668	54,883
Tokyo Gas Co. Ltd.	2,411	54,709

		361,051

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,487	53,002
Corp. ACCIONA Energias Renovables SA	395	10,190
EDP Renovaveis SA	1,897	31,117
Meridian Energy Ltd.	7,413	22,837
RWE AG	3,948	146,717

		263,863

Multi-Utilities (0.4%)
Ameren Corp.	1,368	102,368
CenterPoint Energy, Inc.	3,286	88,229
Centrica plc	32,113	60,515
CMS Energy Corp.	1,519	80,674
Consolidated Edison, Inc.	1,796	153,612
Dominion Energy, Inc.	4,357	194,627
DTE Energy Co.	1,074	106,627
E.ON SE	13,528	160,188
Engie SA	11,278	173,251
National Grid plc	22,737	271,866
NiSource, Inc.	2,152	53,111
Public Service Enterprise Group, Inc.	2,599	147,909
Sembcorp Industries Ltd.	5,500	20,479
Sempra	3,277	222,934
Veolia Environnement SA	4,294	124,528
WEC Energy Group, Inc.	1,642	132,263

		2,093,181

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,014	125,564
Severn Trent plc	1,615	46,601
United Utilities Group plc	3,945	45,640

		217,805

Total Utilities		7,532,152

Total Common Stocks (58.1%) (Cost $260,553,534)		278,048,866

EXCHANGE TRADED FUND (ETF):
Equity (4.7%)
SPDR S&P MidCap 400 ETF Trust(x)	49,134	22,436,550

Total Exchange Traded Fund (4.7%) (Cost $19,860,246)		22,436,550

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (14.9%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	876,365
6.125%, 11/15/27	1,896,100	1,997,224
5.250%, 11/15/28	665,600	683,343
U.S. Treasury Notes
2.500%, 1/31/24	988,300	978,951
2.750%, 2/15/24	2,534,200	2,509,099
2.250%, 11/15/24	2,916,800	2,817,274
2.000%, 2/15/25	745,400	712,851
2.125%, 5/15/25	1,120,900	1,067,582
2.000%, 8/15/25	2,684,200	2,535,936
0.250%, 8/31/25	1,567,100	1,429,592
0.250%, 9/30/25	829,000	754,315
2.250%, 11/15/25	338,700	319,987
0.375%, 12/31/25	966,500	873,528
0.375%, 1/31/26	1,504,700	1,354,466
1.625%, 2/15/26	1,602,600	1,484,444
0.500%, 2/28/26	656,000	590,428
0.750%, 4/30/26	321,000	289,125
0.750%, 5/31/26	2,393,400	2,148,964
1.500%, 8/15/26	2,167,700	1,975,946
0.750%, 8/31/26	660,100	587,796
0.875%, 9/30/26	1,851,600	1,652,268
2.000%, 11/15/26	3,908,200	3,594,783
1.250%, 12/31/26	827,900	741,600
1.500%, 1/31/27	990,600	891,961
2.250%, 2/15/27	1,962,300	1,810,919
1.875%, 2/28/27	497,800	453,113
2.375%, 5/15/27	2,289,900	2,111,892
2.250%, 8/15/27	5,527,100	5,051,804
2.250%, 11/15/27	3,255,500	2,960,897
3.875%, 12/31/27	994,200	963,895
2.750%, 2/15/28	2,037,000	1,884,309
3.625%, 3/31/28	1,835,600	1,760,311
3.500%, 4/30/28	1,531,500	1,460,186
2.875%, 5/15/28	881,000	816,489
3.625%, 5/31/28	846,000	811,109
4.000%, 6/30/28	517,500	503,807
2.875%, 8/15/28	137,000	126,514
4.375%, 8/31/28	1,527,100	1,512,317
3.125%, 11/15/28	2,244,400	2,090,352
2.625%, 2/15/29	693,400	627,327
2.375%, 5/15/29	704,000	625,675
1.625%, 8/15/29	522,700	443,641
1.500%, 2/15/30	473,100	392,343
0.625%, 5/15/30	1,183,500	916,111
0.625%, 8/15/30	1,464,800	1,124,345
0.875%, 11/15/30	1,636,700	1,273,575
1.625%, 5/15/31	1,207,500	980,328
1.250%, 8/15/31	1,243,400	971,789
1.375%, 11/15/31	801,300	628,003
1.875%, 2/15/32	2,614,500	2,124,068
2.875%, 5/15/32	860,100	755,048
2.750%, 8/15/32	945,400	818,632
4.125%, 11/15/32	887,100	855,715
3.500%, 2/15/33	451,900	414,765
3.375%, 5/15/33	1,235,000	1,120,434
3.875%, 8/15/33	387,300	366,000

Total U.S. Treasury Obligations		71,623,541

Total Long-Term Debt Securities (14.9%) (Cost $78,387,805)		71,623,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (20.8%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	200,000	$200,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	10,000	10,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	66,274	66,274
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	99,095,551	99,125,279

Total Investment Companies		99,401,553

Total Short-Term Investments (20.8%) (Cost $99,402,619)		99,401,553

Total Investments in Securities (98.5%) (Cost $458,204,204)		471,510,510
Other Assets Less Liabilities (1.5%)		7,012,973

Net Assets (100%)		$478,523,483

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $1,191,845 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $19,851,028. This was collateralized by $20,254,630 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/3/23 – 5/15/53 and by cash of $276,274 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.6
Finland	0.2
France	2.0
Germany	1.6
Hong Kong	0.4
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.4
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.5
Switzerland	1.2
United Kingdom	2.2
United States	80.9
Cash and Other	1.5

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	271	12/2023	EUR	12,045,080	(86,494)
FTSE 100 Index	41	12/2023	GBP	3,837,349	39,897
MSCI EAFE E-Mini Index	4	12/2023	USD	408,300	(9,395)
Russell 2000 E-Mini Index	251	12/2023	USD	22,572,430	(918,242)
S&P 500 E-Mini Index	203	12/2023	USD	43,903,825	(1,828,263)
S&P 500 Micro E-Mini Index	4	12/2023	USD	86,510	(4,213)
TOPIX Index	55	12/2023	JPY	8,551,425	(168,887)
U.S. Treasury 2 Year Note	18	12/2023	USD	3,648,797	(1,321)
U.S. Treasury 5 Year Note	13	12/2023	USD	1,369,672	(3,001)
U.S. Treasury 10 Year Note	33	12/2023	USD	3,566,063	(30,486)

					(3,010,405)

Short Contracts
SPI 200 Index	(25)	12/2023	AUD	(2,847,465)	64,420

					64,420

					(2,945,985)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,328,643	EUR	3,113,558	Barclays Bank plc	10/12/2023	35,618
USD	14,469,706	EUR	13,444,172	BNP Paribas	10/12/2023	250,609
USD	1,231,262	EUR	1,160,413	Deutsche Bank AG	10/12/2023	3,963
USD	8,641,656	EUR	7,850,668	Morgan Stanley	10/12/2023	338,474
USD	6,824,950	JPY	1,004,434,008	Bank of America	10/19/2023	84,762
USD	868,537	JPY	128,839,955	Barclays Bank plc	10/19/2023	3,965
NZD	2,473,107	USD	1,469,372	Barclays Bank plc	10/27/2023	12,892
NZD	434,557	USD	259,302	JPMorgan Chase Bank	10/27/2023	1,151
NZD	14,024,966	USD	8,332,681	Morgan Stanley	10/27/2023	73,220
AUD	439,858	USD	283,162	JPMorgan Chase Bank	11/8/2023	16
USD	5,484,518	AUD	8,473,819	HSBC Bank plc	11/8/2023	29,118
USD	284,999	AUD	439,858	JPMorgan Chase Bank	11/8/2023	1,821
USD	9,331,381	CHF	8,321,399	Bank of America	11/16/2023	196,317
USD	2,428,335	CHF	2,206,418	Morgan Stanley	11/16/2023	6,173
NOK	19,873,860	USD	1,845,148	Bank of America	12/7/2023	16,222
SEK	21,391,536	USD	1,951,655	Goldman Sachs International	12/7/2023	12,135
SEK	94,243,461	USD	8,548,450	Morgan Stanley	12/7/2023	103,307

Total unrealized appreciation						1,169,763

EUR	5,031,986	USD	5,460,424	Bank of America	10/12/2023	(138,393)
EUR	2,339,369	USD	2,581,679	Goldman Sachs International	10/12/2023	(107,468)
EUR	15,221,809	USD	16,786,002	Morgan Stanley	10/12/2023	(686,805)
JPY	514,177,437	USD	3,502,260	BNP Paribas	10/19/2023	(51,906)
JPY	1,934,721,719	USD	13,480,422	Morgan Stanley	10/19/2023	(497,599)
USD	1,892,946	NZD	3,199,086	Bank of America	10/27/2023	(24,435)
USD	6,363,413	NZD	10,825,880	Barclays Bank plc	10/27/2023	(125,107)
USD	1,474,694	NZD	2,473,107	BNP Paribas	10/27/2023	(7,569)
USD	503,874	NZD	851,550	JPMorgan Chase Bank	10/27/2023	(6,505)
AUD	10,323,529	USD	6,660,937	Goldman Sachs International	11/8/2023	(14,703)
USD	7,275,473	AUD	11,388,548	Bank of America	11/8/2023	(56,415)
USD	465,811	AUD	726,259	JPMorgan Chase Bank	11/8/2023	(1,751)
CHF	2,120,634	USD	2,375,398	Bank of America	11/16/2023	(47,409)
GBP	1,680,499	USD	2,082,382	Barclays Bank plc	11/17/2023	(31,461)
GBP	8,284,044	USD	10,323,410	JPMorgan Chase Bank	11/17/2023	(213,368)
USD	655,272	GBP	537,711	Goldman Sachs International	11/17/2023	(963)

Total unrealized depreciation						(2,011,857)

Net unrealized depreciation						(842,094)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,696,415	$3,631,514	$—	$20,327,929
Consumer Discretionary	19,994,418	10,973,104	—	30,967,522
Consumer Staples	12,371,522	8,884,124	—	21,255,646
Energy	8,788,481	4,340,546	—	13,129,027
Financials	23,992,252	17,257,565	—	41,249,817
Health Care	25,064,317	12,142,723	—	37,207,040
Industrials	15,625,066	14,388,880	—	30,013,946
Information Technology	51,561,779	6,916,621	—	58,478,400
Materials	4,580,799	6,794,114	—	11,374,913
Real Estate	4,441,087	2,071,387	—	6,512,474
Utilities	4,518,237	3,013,915	—	7,532,152
Exchange Traded Fund	22,436,550	—	—	22,436,550
Forward Currency Contracts	—	1,169,763	—	1,169,763
Futures	104,317	—	—	104,317
Short-Term Investments
Investment Companies	99,401,553	—	—	99,401,553
U.S. Treasury Obligations	—	71,623,541	—	71,623,541

Total Assets	$309,576,793	$163,207,797	$—	$472,784,590

Liabilities:
Forward Currency Contracts	$—	$(2,011,857)	$—	$(2,011,857)
Futures	(3,050,302)	—	—	(3,050,302)

Total Liabilities	$(3,050,302)	$(2,011,857)	$—	$(5,062,159)

Total	$306,526,491	$161,195,940	$—	$467,722,431

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,616,588
Aggregate gross unrealized depreciation	(38,236,809)

Net unrealized appreciation	$9,379,779

Federal income tax cost of investments in securities and derivative instruments, if applicable	$458,342,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	64,525	$969,166
BT Group plc	76,676	109,176
Cellnex Telecom SA(m)	6,793	236,787
Deutsche Telekom AG (Registered)	38,486	808,416
Elisa OYJ	1,759	81,622
HKT Trust & HKT Ltd.	41,715	43,574
Infrastrutture Wireless Italiane SpA(m)	3,708	44,162
Koninklijke KPN NV	37,074	122,254
Nippon Telegraph & Telephone Corp.	352,850	416,979
Orange SA	21,885	251,278
Singapore Telecommunications Ltd.	97,036	172,105
Spark New Zealand Ltd.	20,606	59,405
Swisscom AG (Registered)	314	186,681
Telecom Italia SpA*	109,967	34,425
Telefonica Deutschland Holding AG	9,740	17,454
Telefonica SA	61,453	251,309
Telenor ASA	8,158	92,664
Telia Co. AB	27,268	56,330
Telstra Group Ltd.	47,153	116,721
Verizon Communications, Inc.	37,944	1,229,765

		5,300,273

Entertainment (0.7%)
Activision Blizzard, Inc.	6,457	604,569
Bollore SE	8,760	47,141
Capcom Co. Ltd.(x)	2,099	75,637
Electronic Arts, Inc.	2,225	267,890
Koei Tecmo Holdings Co. Ltd.(x)	1,382	19,656
Konami Group Corp.	1,197	63,174
Live Nation Entertainment, Inc.*	1,280	106,291
Netflix, Inc.*	4,000	1,510,400
Nexon Co. Ltd.	4,055	72,545
Nintendo Co. Ltd.	12,337	514,317
Sea Ltd. (ADR)*	4,315	189,644
Square Enix Holdings Co. Ltd.	1,054	36,147
Take-Two Interactive Software, Inc.*	1,426	200,196
Toho Co. Ltd.	1,366	46,636
Universal Music Group NV	9,830	257,013
Walt Disney Co. (The)*	16,515	1,338,541
Warner Bros Discovery, Inc.*	20,019	217,406

		5,567,203

Interactive Media & Services (2.4%)
Adevinta ASA*	2,834	28,057
Alphabet, Inc., Class A*	53,549	7,007,422
Alphabet, Inc., Class C*	45,551	6,005,899
Auto Trader Group plc(m)	10,728	80,839
Match Group, Inc.*	2,510	98,329
Meta Platforms, Inc., Class A*	20,060	6,022,213
REA Group Ltd.	647	64,195
Scout24 SE(m)	882	61,228
SEEK Ltd.	4,023	57,086
Z Holdings Corp.	31,724	88,205

		19,513,473

Media (0.4%)
Charter Communications, Inc., Class A*	919	404,195
Comcast Corp., Class A	37,147	1,647,098
CyberAgent, Inc.	4,464	24,085
Dentsu Group, Inc.	2,345	69,044
Fox Corp., Class A	2,290	71,448
Fox Corp., Class B	1,191	34,396
Hakuhodo DY Holdings, Inc.(x)	2,018	16,603
Informa plc	16,618	152,148
Interpublic Group of Cos., Inc. (The)	3,474	99,565
News Corp., Class A	3,438	68,966
News Corp., Class B	1,043	21,768
Omnicom Group, Inc.	1,783	132,798
Paramount Global, Class B(x)	4,352	56,141
Publicis Groupe SA	2,742	208,031
Vivendi SE	7,556	66,273
WPP plc	12,762	114,135

		3,186,694

Wireless Telecommunication Services (0.3%)
KDDI Corp.	17,773	544,346
SoftBank Corp.	34,117	385,939
SoftBank Group Corp.	12,219	517,983
Tele2 AB, Class B(x)	5,854	44,836
T-Mobile US, Inc.*	4,672	654,314
Vodafone Group plc	269,674	252,760

		2,400,178

Total Communication Services		35,967,821

Consumer Discretionary (7.0%)
Automobile Components (0.2%)
Aisin Corp.	1,808	68,357
Aptiv plc*	2,553	251,700
BorgWarner, Inc.	2,122	85,665
Bridgestone Corp.	6,834	266,564
Cie Generale des Etablissements Michelin SCA	8,126	249,747
Continental AG	1,356	95,709
Denso Corp.	20,768	333,672
Koito Manufacturing Co. Ltd.(x)	2,306	34,820
Sumitomo Electric Industries Ltd.	8,279	99,803
Valeo SE	2,301	39,727

		1,525,764

Automobiles (1.7%)
Bayerische Motoren Werke AG	3,574	364,183
Bayerische Motoren Werke AG (Preference)(q)	720	67,216
Dr Ing hc F Porsche AG (Preference)(m)(q)	1,386	130,416
Ferrari NV	1,499	443,273
Ford Motor Co.	35,483	440,699
General Motors Co.	12,418	409,421
Honda Motor Co. Ltd.	54,849	617,345
Isuzu Motors Ltd.	6,923	87,117
Mazda Motor Corp.	6,275	71,236
Mercedes-Benz Group AG	9,528	663,741
Nissan Motor Co. Ltd.	27,067	119,595
Porsche Automobil Holding SE (Preference)(q)	1,840	90,750
Renault SA	2,277	93,586
Stellantis NV (Euronext Paris)	9,499	182,799
Stellantis NV (Italian Stock Exchange)	16,671	320,959
Subaru Corp.	7,341	142,753
Suzuki Motor Corp.	4,382	176,406
Tesla, Inc.*	24,923	6,236,233
Toyota Motor Corp.	125,921	2,256,113
Volkswagen AG	359	47,330
Volkswagen AG (Preference)(q)	2,465	283,911
Volvo Car AB, Class B*	6,706	27,277
Yamaha Motor Co. Ltd.	3,492	91,857

		13,364,216

Broadline Retail (1.5%)
Amazon.com, Inc.*	81,950	10,417,484
eBay, Inc.	4,803	211,764
Etsy, Inc.*	1,110	71,684
Global-e Online Ltd.*	1,073	42,641
Next plc	1,435	127,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	4,462	$93,695
Prosus NV*	18,151	535,789
Rakuten Group, Inc.	17,747	72,810
Wesfarmers Ltd.	13,433	456,538

		12,030,146

Distributors (0.1%)
D’ieteren Group	256	43,278
Genuine Parts Co.	1,268	183,074
LKQ Corp.	2,415	119,567
Pool Corp.	352	125,347

		471,266

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	2,944	40,469
Pearson plc	7,653	81,086

		121,555

Hotels, Restaurants & Leisure (1.3%)
Accor SA	2,178	73,548
Airbnb, Inc., Class A*	3,848	527,984
Amadeus IT Group SA	5,372	325,325
Aristocrat Leisure Ltd.	7,051	185,191
Booking Holdings, Inc.*	322	993,032
Caesars Entertainment, Inc.*	1,943	90,058
Carnival Corp.*	9,092	124,742
Chipotle Mexican Grill, Inc., Class A*	249	456,126
Compass Group plc	20,573	502,022
Darden Restaurants, Inc.	1,091	156,253
Delivery Hero SE(m)*	2,152	61,817
Domino’s Pizza, Inc.	317	120,077
Entain plc	7,584	86,314
Evolution AB(m)	2,207	223,497
Expedia Group, Inc.*	1,244	128,219
Flutter Entertainment plc*	2,102	344,240
Galaxy Entertainment Group Ltd.	25,865	155,733
Genting Singapore Ltd.	66,727	41,247
Hilton Worldwide Holdings, Inc.	2,360	354,425
InterContinental Hotels Group plc	1,999	148,144
La Francaise des Jeux SAEM(m)	1,307	42,560
Las Vegas Sands Corp.	2,967	136,007
Lottery Corp. Ltd. (The)	26,161	79,391
Marriott International, Inc., Class A	2,261	444,422
McDonald’s Corp.	6,578	1,732,908
McDonald’s Holdings Co. Japan Ltd.(x)	1,006	38,439
MGM Resorts International	2,534	93,150
Norwegian Cruise Line Holdings Ltd.*	3,840	63,283
Oriental Land Co. Ltd.(x)	12,967	425,957
Royal Caribbean Cruises Ltd.*	2,127	195,982
Sands China Ltd.*	28,293	86,711
Sodexo SA	1,043	107,537
Starbucks Corp.	10,338	943,549
Whitbread plc	2,396	101,265
Wynn Resorts Ltd.	874	80,766
Yum! Brands, Inc.	2,529	315,973
Zensho Holdings Co. Ltd.(x)	1,104	48,005

		10,033,899

Household Durables (0.4%)
Barratt Developments plc	11,249	60,541
Berkeley Group Holdings plc	1,330	66,646
DR Horton, Inc.	2,748	295,328
Garmin Ltd.	1,382	145,386
Iida Group Holdings Co. Ltd.	1,921	31,963
Lennar Corp., Class A	2,279	255,772
Mohawk Industries, Inc.*	477	40,931
NVR, Inc.*	29	172,936
Open House Group Co. Ltd.	904	30,694
Panasonic Holdings Corp.	26,227	295,194
Persimmon plc	3,811	50,102
PulteGroup, Inc.	1,981	146,693
SEB SA	306	28,680
Sekisui Chemical Co. Ltd.	4,567	65,797
Sekisui House Ltd.	7,084	141,121
Sharp Corp.(x)*	2,363	14,737
Sony Group Corp.	14,975	1,226,539
Taylor Wimpey plc	40,244	57,596
Whirlpool Corp.	495	66,181

		3,192,837

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	7,071	143,937
Hasbro, Inc.	1,177	77,847
Shimano, Inc.	912	123,063
Yamaha Corp.	1,728	47,247

		392,094

Specialty Retail (1.0%)
AutoZone, Inc.*	164	416,558
Bath & Body Works, Inc.	2,066	69,831
Best Buy Co., Inc.	1,731	120,253
CarMax, Inc.*	1,428	101,002
Dufry AG (Registered)*	1,159	44,202
Fast Retailing Co. Ltd.	2,094	456,661
H & M Hennes & Mauritz AB, Class B	7,725	109,919
Home Depot, Inc. (The)	9,074	2,741,800
Industria de Diseno Textil SA	12,953	483,281
JD Sports Fashion plc	28,463	51,987
Kingfisher plc	22,022	59,999
Lowe’s Cos., Inc.	5,289	1,099,266
Nitori Holdings Co. Ltd.	975	109,022
O’Reilly Automotive, Inc.*	545	495,329
Ross Stores, Inc.	3,075	347,321
TJX Cos., Inc. (The)	10,373	921,952
Tractor Supply Co.	982	199,395
Ulta Beauty, Inc.*	449	179,353
USS Co. Ltd.	2,419	40,023
Zalando SE(m)*	2,745	61,323
ZOZO, Inc.(x)	1,665	30,556

		8,139,033

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,930	339,987
Burberry Group plc	4,468	104,040
Cie Financiere Richemont SA (Registered)	6,199	758,495
Hermes International SCA	377	689,469
Kering SA	885	404,114
LVMH Moet Hennessy Louis Vuitton SE	3,279	2,483,560
Moncler SpA	2,444	142,322
NIKE, Inc., Class B	11,057	1,057,270
Pandora A/S	1,004	104,122
Puma SE	1,307	81,251
Ralph Lauren Corp., Class A	365	42,373
Swatch Group AG (The)	358	92,067
Swatch Group AG (The) (Registered)	613	30,036
Tapestry, Inc.	2,092	60,145
VF Corp.	2,983	52,710

		6,441,961

Total Consumer Discretionary		55,712,771

Consumer Staples (4.9%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	10,328	573,371
Asahi Group Holdings Ltd.	5,793	216,695
Brown-Forman Corp., Class B	1,651	95,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Budweiser Brewing Co. APAC Ltd.(m)	19,000	$37,510
Carlsberg A/S, Class B	1,176	148,599
Coca-Cola Co. (The)	35,127	1,966,409
Coca-Cola Europacific Partners plc	2,448	152,951
Coca-Cola HBC AG	2,589	71,042
Constellation Brands, Inc., Class A	1,456	365,937
Davide Campari-Milano NV	6,149	72,584
Diageo plc	26,681	987,673
Heineken Holding NV	1,539	116,176
Heineken NV	3,420	301,774
Keurig Dr Pepper, Inc.	9,080	286,656
Kirin Holdings Co. Ltd.	9,065	126,961
Molson Coors Beverage Co., Class B	1,675	106,513
Monster Beverage Corp.*	6,713	355,453
PepsiCo, Inc.	12,425	2,105,292
Pernod Ricard SA	2,435	406,370
Remy Cointreau SA	283	34,603
Suntory Beverage & Food Ltd.	1,676	51,029
Treasury Wine Estates Ltd.	7,966	63,151

		8,641,995

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.	7,730	153,240
Carrefour SA	7,164	123,345
Coles Group Ltd.	14,954	149,604
Costco Wholesale Corp.	4,000	2,259,840
Dollar General Corp.	1,980	209,484
Dollar Tree, Inc.*	1,890	201,191
Endeavour Group Ltd.	16,577	56,169
HelloFresh SE*	1,823	54,506
J Sainsbury plc	19,299	59,526
Jeronimo Martins SGPS SA	3,350	75,298
Kesko OYJ, Class B	3,250	58,310
Kobe Bussan Co. Ltd.	1,728	40,541
Koninklijke Ahold Delhaize NV	11,621	350,405
Kroger Co. (The)	5,960	266,710
MatsukiyoCocokara & Co.	4,230	75,873
Ocado Group plc*	6,566	48,099
Seven & i Holdings Co. Ltd.	9,021	353,439
Sysco Corp.	4,559	301,122
Target Corp.	4,166	460,635
Tesco plc	84,770	273,256
Walgreens Boots Alliance, Inc.	6,467	143,826
Walmart, Inc.	12,882	2,060,218
Welcia Holdings Co. Ltd.	1,041	17,997
Woolworths Group Ltd.	14,471	347,230

		8,139,864

Food Products (1.1%)
Ajinomoto Co., Inc.(x)	5,312	204,887
Archer-Daniels-Midland Co.	4,839	364,957
Associated British Foods plc	4,147	104,636
Barry Callebaut AG (Registered)	43	68,492
Bunge Ltd.	1,360	147,220
Campbell Soup Co.	1,776	72,958
Chocoladefabriken Lindt & Spruengli AG	12	133,588
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	219,370
Conagra Brands, Inc.	4,313	118,262
Danone SA	7,646	422,456
General Mills, Inc.	5,282	337,995
Hershey Co. (The)	1,353	270,708
Hormel Foods Corp.	2,613	99,372
J M Smucker Co. (The)	922	113,323
JDE Peet’s NV	1,477	41,256
Kellogg Co.	2,379	141,574
Kerry Group plc (London Stock Exchange), Class A	1,404	115,151
Kerry Group plc (Irish Stock Exchange), Class A(x)	502	42,024
Kikkoman Corp.(x)	1,596	83,773
Kraft Heinz Co. (The)	7,206	242,410
Lamb Weston Holdings, Inc.	1,316	121,677
Lotus Bakeries NV	5	40,651
McCormick & Co., Inc. (Non-Voting)	2,266	171,400
Meiji Holdings Co. Ltd.	2,788	69,327
Mondelez International, Inc., Class A	12,279	852,163
Mowi ASA	5,166	91,544
Nestle SA (Registered)	31,704	3,593,132
Nissin Foods Holdings Co. Ltd.	763	63,439
Orkla ASA	8,289	61,978
Salmar ASA	925	46,991
Tyson Foods, Inc., Class A	2,577	130,113
WH Group Ltd.(m)	92,015	48,293
Wilmar International Ltd.	21,161	57,740
Yakult Honsha Co. Ltd.(x)	3,018	73,370

		8,766,230

Household Products (0.7%)
Church & Dwight Co., Inc.	2,221	203,510
Clorox Co. (The)	1,118	146,525
Colgate-Palmolive Co.	7,461	530,552
Essity AB, Class B	7,314	157,921
Henkel AG & Co. KGaA	1,223	77,219
Henkel AG & Co. KGaA (Preference)(q)	2,055	146,567
Kimberly-Clark Corp.	3,052	368,834
Procter & Gamble Co. (The)	21,276	3,103,317
Reckitt Benckiser Group plc	8,520	602,301
Unicharm Corp.	4,864	172,213

		5,508,959

Personal Care Products (0.5%)
Beiersdorf AG	1,200	154,972
Estee Lauder Cos., Inc. (The), Class A	2,093	302,543
Haleon plc	65,791	273,606
Kao Corp.	5,615	208,571
Kenvue, Inc.	15,555	312,344
Kobayashi Pharmaceutical Co. Ltd.	587	26,219
Kose Corp.	418	30,363
L’Oreal SA	2,864	1,190,596
Shiseido Co. Ltd.	4,752	166,943
Unilever plc (Cboe Europe)	13,364	662,442
Unilever plc (London Stock Exchange)	16,500	817,748

		4,146,347

Tobacco (0.4%)
Altria Group, Inc.	16,017	673,515
British American Tobacco plc	25,227	793,187
Imperial Brands plc	10,152	206,482
Japan Tobacco, Inc.	14,254	328,117
Philip Morris International, Inc.	14,011	1,297,138

		3,298,439

Total Consumer Staples		38,501,834

Energy (3.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class A	9,113	321,871
Halliburton Co.	8,110	328,455
Schlumberger NV	12,827	747,814
Tenaris SA	5,514	87,358

		1,485,498

Oil, Gas & Consumable Fuels (2.8%)
Aker BP ASA	3,814	105,542
Ampol Ltd.	2,855	62,044
APA Corp.	2,773	113,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
BP plc	206,036	$1,335,857
Chevron Corp.	16,014	2,700,281
ConocoPhillips	10,808	1,294,798
Coterra Energy, Inc.	6,836	184,914
Devon Energy Corp.	5,783	275,849
Diamondback Energy, Inc.	1,614	249,976
ENEOS Holdings, Inc.	33,865	133,679
Eni SpA	28,060	452,591
EOG Resources, Inc.	5,255	666,124
EQT Corp.	3,264	132,453
Equinor ASA	10,698	351,194
Exxon Mobil Corp.	36,131	4,248,283
Galp Energia SGPS SA	5,532	82,116
Hess Corp.	2,494	381,582
Idemitsu Kosan Co. Ltd.(x)	2,296	52,822
Inpex Corp.	11,374	171,706
Kinder Morgan, Inc.	17,496	290,084
Marathon Oil Corp.	5,467	146,242
Marathon Petroleum Corp.	3,609	546,186
Neste OYJ	5,000	169,847
Occidental Petroleum Corp.	5,989	388,566
OMV AG	1,822	87,300
ONEOK, Inc.	4,041	256,321
Phillips 66	4,019	482,883
Pioneer Natural Resources Co.	2,104	482,973
Repsol SA	15,168	249,686
Santos Ltd.	37,784	191,916
Shell plc	79,608	2,531,201
Targa Resources Corp.	2,019	173,069
TotalEnergies SE	26,698	1,758,791
Valero Energy Corp.	3,187	451,630
Williams Cos., Inc. (The)	10,979	369,883
Woodside Energy Group Ltd. (ASE Stock Exchange)	18,334	430,144
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	97,791

		22,100,294

Total Energy		23,585,792

Financials (9.4%)
Banks (3.4%)
ABN AMRO Bank NV (CVA)(m)	4,673	66,401
AIB Group plc	17,102	77,025
ANZ Group Holdings Ltd.	35,685	588,735
Banco Bilbao Vizcaya Argentaria SA	70,247	572,611
Banco Santander SA	192,124	735,001
Bank Hapoalim BM	15,084	134,021
Bank Leumi Le-Israel BM	18,225	150,557
Bank of America Corp.	62,398	1,708,457
Bank of Ireland Group plc	12,298	120,789
Banque Cantonale Vaudoise (Registered)	397	41,658
Barclays plc	182,296	353,513
BNP Paribas SA	12,458	795,937
BOC Hong Kong Holdings Ltd.	42,520	116,468
CaixaBank SA	48,498	194,125
Chiba Bank Ltd. (The)	5,850	42,571
Citigroup, Inc.	17,381	714,881
Citizens Financial Group, Inc.	4,263	114,248
Comerica, Inc.	1,189	49,403
Commerzbank AG	12,639	144,182
Commonwealth Bank of Australia	19,923	1,280,565
Concordia Financial Group Ltd.	12,014	54,788
Credit Agricole SA	14,081	174,060
Danske Bank A/S	8,168	190,293
DBS Group Holdings Ltd.	21,610	531,793
DNB Bank ASA	11,035	222,420
Erste Group Bank AG	4,095	142,092
Fifth Third Bancorp	6,145	155,653
FinecoBank Banca Fineco SpA	7,048	85,804
Hang Seng Bank Ltd.	8,759	108,999
HSBC Holdings plc	234,158	1,842,455
Huntington Bancshares, Inc.	13,068	135,907
ING Groep NV	42,978	570,253
Intesa Sanpaolo SpA	184,527	476,023
Israel Discount Bank Ltd., Class A	13,801	74,499
Japan Post Bank Co. Ltd.	16,720	145,562
JPMorgan Chase & Co.	26,229	3,803,730
KBC Group NV	3,003	187,765
KeyCorp	8,447	90,890
Lloyds Banking Group plc	764,707	413,981
M&T Bank Corp.	1,497	189,296
Mediobanca Banca di Credito Finanziario SpA	6,472	85,737
Mitsubishi UFJ Financial Group, Inc.	135,589	1,150,928
Mizrahi Tefahot Bank Ltd.	1,886	68,284
Mizuho Financial Group, Inc.(x)	28,643	487,031
National Australia Bank Ltd.	37,279	696,765
NatWest Group plc	67,401	193,830
Nordea Bank Abp (Helsinki Stock Exchange)	403	4,436
Nordea Bank Abp (Stockholm Stock Exchange)	37,416	411,367
Oversea-Chinese Banking Corp. Ltd.	39,708	372,099
PNC Financial Services Group, Inc. (The)	3,595	441,358
Regions Financial Corp.	8,469	145,667
Resona Holdings, Inc.	25,409	140,834
Shizuoka Financial Group, Inc.(x)	5,558	45,337
Skandinaviska Enskilda Banken AB, Class A	18,556	221,897
Societe Generale SA	8,726	212,603
Standard Chartered plc	28,065	259,555
Sumitomo Mitsui Financial Group, Inc.	15,083	741,534
Sumitomo Mitsui Trust Holdings, Inc.	3,893	146,691
Svenska Handelsbanken AB, Class A	16,759	149,650
Swedbank AB, Class A	9,979	183,860
Truist Financial Corp.	12,022	343,949
UniCredit SpA	21,893	526,117
United Overseas Bank Ltd.	14,843	309,455
US Bancorp	14,053	464,592
Wells Fargo & Co.	33,023	1,349,320
Westpac Banking Corp.	41,667	566,604
Zions Bancorp NA	1,337	46,648

		27,363,559

Capital Markets (1.8%)
3i Group plc	11,517	291,296
abrdn plc	22,082	41,963
Ameriprise Financial, Inc.	926	305,284
Amundi SA(m)	763	43,036
ASX Ltd.	2,330	85,570
Bank of New York Mellon Corp. (The)	7,029	299,787
BlackRock, Inc.	1,267	819,103
Blackstone, Inc.	6,406	686,339
Cboe Global Markets, Inc.	952	148,712
Charles Schwab Corp. (The)	13,421	736,813
CME Group, Inc.	3,247	650,114
Daiwa Securities Group, Inc.(x)	15,839	91,479
Deutsche Bank AG (Registered)	22,781	251,690
Deutsche Boerse AG	2,273	393,392
EQT AB	4,113	81,654
Euronext NV(m)	1,006	70,197
FactSet Research Systems, Inc.	344	150,417
Franklin Resources, Inc.	2,567	63,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Futu Holdings Ltd. (ADR)*	638	$36,883
Goldman Sachs Group, Inc. (The)	2,976	962,944
Hargreaves Lansdown plc	3,926	37,037
Hong Kong Exchanges & Clearing Ltd.	14,366	536,779
Intercontinental Exchange, Inc.	5,166	568,363
Invesco Ltd.	4,049	58,792
Japan Exchange Group, Inc.	5,934	110,151
Julius Baer Group Ltd.	2,446	157,286
London Stock Exchange Group plc	4,769	479,108
Macquarie Group Ltd.	4,390	473,426
MarketAxess Holdings, Inc.	340	72,638
Moody’s Corp.	1,424	450,226
Morgan Stanley	11,516	940,512
MSCI, Inc., Class A	714	366,339
Nasdaq, Inc.	3,060	148,685
Nomura Holdings, Inc.	35,686	143,064
Northern Trust Corp.	1,868	129,789
Partners Group Holding AG	272	307,406
Raymond James Financial, Inc.	1,696	170,329
S&P Global, Inc.	2,937	1,073,209
SBI Holdings, Inc.	2,933	61,785
Schroders plc	9,371	46,557
Singapore Exchange Ltd.	9,648	68,813
St James’s Place plc	6,301	63,978
State Street Corp.	2,876	192,577
T. Rowe Price Group, Inc.	2,024	212,257
UBS Group AG (Registered)	39,054	968,084

		14,046,960

Consumer Finance (0.2%)
American Express Co.	5,251	783,397
Capital One Financial Corp.	3,443	334,143
Discover Financial Services	2,256	195,437
Synchrony Financial	3,774	115,371

		1,428,348

Financial Services (2.0%)
Adyen NV(m)*	262	195,479
Berkshire Hathaway, Inc., Class B*	16,460	5,765,938
Edenred SE	3,022	189,400
Eurazeo SE	502	29,960
EXOR NV(x)	1,325	117,588
Fidelity National Information Services, Inc.	5,347	295,529
Fiserv, Inc.*	5,502	621,506
FleetCor Technologies, Inc.*	668	170,567
Global Payments, Inc.	2,347	270,820
GMO Payment Gateway, Inc.	538	29,438
Groupe Bruxelles Lambert NV	1,133	84,521
Industrivarden AB, Class A	1,473	38,936
Industrivarden AB, Class C	1,762	46,543
Investor AB, Class B	20,604	395,652
Jack Henry & Associates, Inc.	658	99,450
L E Lundbergforetagen AB, Class B	986	41,243
M&G plc	25,807	62,124
Mastercard, Inc., Class A	7,510	2,973,284
Mitsubishi HC Capital, Inc.	9,554	63,676
Nexi SpA(m)*	6,782	41,502
ORIX Corp.	13,792	257,769
PayPal Holdings, Inc.*	9,910	579,339
Sofina SA	188	38,123
Visa, Inc., Class A	14,502	3,335,605
Washington H Soul Pattinson & Co. Ltd.	2,858	59,886
Wendel SE	351	27,851
Wise plc, Class A*	7,226	60,446
Worldline SA(m)*	2,867	80,780

		15,972,955

Insurance (2.0%)
Admiral Group plc	2,495	72,359
Aegon NV	19,641	95,147
Aflac, Inc.	4,879	374,463
Ageas SA/NV	1,959	80,837
AIA Group Ltd.	136,841	1,115,739
Allianz SE (Registered)	4,789	1,142,758
Allstate Corp. (The)	2,361	263,039
American International Group, Inc.	6,425	389,355
Aon plc, Class A	1,831	593,647
Arch Capital Group Ltd.*	3,366	268,304
Arthur J Gallagher & Co.	1,945	443,324
ASR Nederland NV	1,898	71,277
Assicurazioni Generali SpA	11,913	243,903
Assurant, Inc.	479	68,775
Aviva plc	32,185	153,070
AXA SA	21,791	649,226
Baloise Holding AG (Registered)	574	83,339
Brown & Brown, Inc.	2,125	148,410
Chubb Ltd.	3,707	771,723
Cincinnati Financial Corp.	1,416	144,843
Dai-ichi Life Holdings, Inc.	11,042	228,835
Everest Group Ltd.	390	144,951
Gjensidige Forsikring ASA	2,207	32,496
Globe Life, Inc.	785	85,353
Hannover Rueck SE	723	158,917
Hartford Financial Services Group, Inc. (The)	2,760	195,712
Helvetia Holding AG (Registered)	470	65,929
Insurance Australia Group Ltd.	28,742	104,965
Japan Post Holdings Co. Ltd.	26,712	214,050
Japan Post Insurance Co. Ltd.	2,205	37,190
Legal & General Group plc	70,208	190,595
Loews Corp.	1,669	105,664
Marsh & McLennan Cos., Inc.	4,458	848,357
Medibank Pvt Ltd.	32,701	72,326
MetLife, Inc.	5,701	358,650
MS&AD Insurance Group Holdings, Inc.(x)	5,076	186,648
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,621	632,564
NN Group NV	2,947	94,842
Phoenix Group Holdings plc	8,436	49,632
Poste Italiane SpA(m)	5,765	60,755
Principal Financial Group, Inc.	2,007	144,645
Progressive Corp. (The)	5,283	735,922
Prudential Financial, Inc.	3,276	310,860
Prudential plc	32,416	351,527
QBE Insurance Group Ltd.	17,717	178,955
Sampo OYJ, Class A	5,521	239,204
Sompo Holdings, Inc.	3,510	151,096
Suncorp Group Ltd.	14,886	133,706
Swiss Life Holding AG (Registered)	351	219,186
Swiss Re AG	3,601	371,056
T&D Holdings, Inc.	5,725	94,548
Talanx AG	745	47,259
Tokio Marine Holdings, Inc.	21,409	496,401
Travelers Cos., Inc. (The)	2,066	337,399
Tryg A/S	4,197	76,956
W R Berkley Corp.	1,836	116,568
Willis Towers Watson plc	946	197,676
Zurich Insurance Group AG	1,787	820,144

		16,065,077

Total Financials		74,876,899

Health Care (8.4%)
Biotechnology (1.1%)
AbbVie, Inc.	15,931	2,374,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Amgen, Inc.	4,828	$1,297,573
Argenx SE*	666	324,322
Biogen, Inc.*	1,307	335,912
CSL Ltd.	5,728	923,651
Genmab A/S*	793	281,928
Gilead Sciences, Inc.	11,246	842,775
Grifols SA*	3,292	42,792
Incyte Corp.*	1,679	96,996
Moderna, Inc.*	2,989	308,734
Regeneron Pharmaceuticals, Inc.*	963	792,510
Swedish Orphan Biovitrum AB*	2,171	44,392
Vertex Pharmaceuticals, Inc.*	2,329	809,886

		8,476,146

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	15,663	1,516,962
Alcon, Inc.	5,934	459,887
Align Technology, Inc.*	642	196,015
Asahi Intecc Co. Ltd.	2,655	47,756
Baxter International, Inc.	4,571	172,509
Becton Dickinson & Co.	2,618	676,832
BioMerieux	508	49,315
Boston Scientific Corp.*	13,216	697,805
Carl Zeiss Meditec AG	484	42,380
Cochlear Ltd.	791	129,849
Coloplast A/S, Class B	1,431	151,651
Cooper Cos., Inc. (The)	447	142,150
Demant A/S*	1,197	49,648
Dentsply Sirona, Inc.	1,911	65,280
Dexcom, Inc.*	3,501	326,643
DiaSorin SpA	266	24,304
Edwards Lifesciences Corp.*	5,487	380,139
EssilorLuxottica SA	3,501	611,329
Fisher & Paykel Healthcare Corp. Ltd.	6,682	86,425
GE HealthCare Technologies, Inc.	3,530	240,181
Getinge AB, Class B	2,729	48,133
Hologic, Inc.*	2,211	153,443
Hoya Corp.	4,209	431,631
IDEXX Laboratories, Inc.*	749	327,515
Insulet Corp.*	630	100,479
Intuitive Surgical, Inc.*	3,171	926,852
Koninklijke Philips NV*	11,004	220,650
Medtronic plc	12,015	941,495
Olympus Corp.	15,034	195,319
ResMed, Inc.	1,326	196,076
Siemens Healthineers AG(m)	3,403	172,695
Smith & Nephew plc	10,074	125,740
Sonova Holding AG (Registered)	619	147,218
STERIS plc	890	195,284
Straumann Holding AG (Registered)	1,341	171,700
Stryker Corp.	3,051	833,747
Sysmex Corp.	2,004	95,654
Teleflex, Inc.	424	83,278
Terumo Corp.	8,079	214,247
Zimmer Biomet Holdings, Inc.	1,886	211,647

		11,859,863

Health Care Providers & Services (1.3%)
Amplifon SpA	1,512	44,952
Cardinal Health, Inc.	2,298	199,512
Cencora, Inc.	1,523	274,094
Centene Corp.*	4,887	336,617
Cigna Group (The)	2,671	764,093
CVS Health Corp.	11,593	809,423
DaVita, Inc.*	486	45,942
EBOS Group Ltd.	1,875	38,433
Elevance Health, Inc.	2,127	926,138
Fresenius Medical Care AG & Co. KGaA	2,449	105,743
Fresenius SE & Co. KGaA	5,106	159,034
HCA Healthcare, Inc.	1,817	446,946
Henry Schein, Inc.*	1,179	87,541
Humana, Inc.	1,118	543,929
Laboratory Corp. of America Holdings	800	160,840
McKesson Corp.	1,218	529,647
Molina Healthcare, Inc.*	526	172,470
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	1,013	123,444
Ramsay Health Care Ltd.	2,244	74,837
Sonic Healthcare Ltd.	5,203	99,689
UnitedHealth Group, Inc.	8,361	4,215,533
Universal Health Services, Inc., Class B	561	70,535

		10,229,392

Health Care Technology (0.0%)†
M3, Inc.	5,269	95,762

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	2,666	298,112
Bachem Holding AG	431	32,018
Bio-Rad Laboratories, Inc., Class A*	188	67,389
Bio-Techne Corp.	1,421	96,728
Charles River Laboratories International, Inc.*	463	90,739
Danaher Corp.	5,931	1,471,481
Eurofins Scientific SE	1,598	90,387
Illumina, Inc.*	1,429	196,173
IQVIA Holdings, Inc.*	1,653	325,228
Lonza Group AG (Registered)	887	412,418
Mettler-Toledo International, Inc.*	197	218,290
QIAGEN NV*	2,738	110,782
Revvity, Inc.	1,120	123,984
Sartorius AG (Preference)(q)	322	109,552
Sartorius Stedim Biotech	341	81,478
Thermo Fisher Scientific, Inc.	3,483	1,762,990
Waters Corp.*	533	146,154
West Pharmaceutical Services, Inc.	667	250,265

		5,884,168

Pharmaceuticals (3.8%)
Astellas Pharma, Inc.	21,488	298,221
AstraZeneca plc	18,404	2,492,923
Bayer AG (Registered)	11,666	560,575
Bristol-Myers Squibb Co.	18,856	1,094,402
Catalent, Inc.*	1,627	74,077
Chugai Pharmaceutical Co. Ltd.	7,955	246,145
Daiichi Sankyo Co. Ltd.	21,963	603,453
Eisai Co. Ltd.	2,996	166,480
Eli Lilly and Co.	7,197	3,865,725
GSK plc	48,624	885,146
Hikma Pharmaceuticals plc	1,915	48,786
Ipsen SA	465	61,059
Johnson & Johnson	21,734	3,385,071
Kyowa Kirin Co. Ltd.	3,193	55,638
Merck & Co., Inc.	22,903	2,357,864
Merck KGaA	1,540	257,494
Novartis AG (Registered)	24,339	2,495,987
Novo Nordisk A/S, Class B	38,750	3,536,934
Ono Pharmaceutical Co. Ltd.	4,561	87,533
Organon & Co.	2,307	40,050
Orion OYJ, Class B	1,285	50,566
Otsuka Holdings Co. Ltd.	4,621	164,289
Pfizer, Inc.	50,959	1,690,310
Recordati Industria Chimica e Farmaceutica SpA	1,274	60,222
Roche Holding AG	8,343	2,282,738
Roche Holding AG CHF 1	393	115,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sanofi	13,491	$1,447,446
Shionogi & Co. Ltd.	3,112	139,232
Takeda Pharmaceutical Co. Ltd.	18,789	583,510
Teva Pharmaceutical Industries Ltd. (ADR)*	13,303	135,691
UCB SA	1,502	123,133
Viatris, Inc.	10,826	106,744
Zoetis, Inc., Class A	4,155	722,887

		30,235,996

Total Health Care		66,781,327

Industrials (6.9%)
Aerospace & Defense (1.0%)
Airbus SE	7,039	944,983
Axon Enterprise, Inc.*	634	126,160
BAE Systems plc	36,196	440,656
Boeing Co. (The)*	5,118	981,018
Dassault Aviation SA	245	46,210
Elbit Systems Ltd.	317	63,004
General Dynamics Corp.	2,045	451,884
Howmet Aerospace, Inc.	3,534	163,448
Huntington Ingalls Industries, Inc.	360	73,649
Kongsberg Gruppen ASA	1,081	44,588
L3Harris Technologies, Inc.	1,707	297,223
Lockheed Martin Corp.	2,023	827,326
Melrose Industries plc	16,047	91,864
MTU Aero Engines AG	659	119,663
Northrop Grumman Corp.	1,284	565,204
Rheinmetall AG	520	134,089
Rolls-Royce Holdings plc*	99,940	269,358
RTX Corp.	13,137	945,470
Saab AB, Class B	941	47,956
Safran SA	4,059	637,870
Singapore Technologies Engineering Ltd.	17,170	49,111
Textron, Inc.	1,788	139,714
Thales SA	1,256	176,744
TransDigm Group, Inc.*	498	419,879

		8,057,071

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,051	90,523
Deutsche Post AG	11,830	481,968
DSV A/S	2,215	414,148
Expeditors International of Washington, Inc.	1,335	153,031
FedEx Corp.	2,088	553,153
Nippon Express Holdings, Inc.	852	44,487
SG Holdings Co. Ltd.(x)	3,763	48,221
United Parcel Service, Inc., Class B	6,528	1,017,519
Yamato Holdings Co. Ltd.	3,216	52,402

		2,855,452

Building Products (0.4%)
A.O. Smith Corp.	1,124	74,330
AGC, Inc.	2,275	79,832
Allegion plc	792	82,526
Assa Abloy AB, Class B	11,957	260,688
Carrier Global Corp.	7,560	417,312
Cie de Saint-Gobain SA	5,493	330,329
Daikin Industries Ltd.	3,133	492,152
Geberit AG (Registered)	401	201,081
Johnson Controls International plc	6,140	326,709
Kingspan Group plc	1,843	138,266
Lixil Corp.	3,350	39,039
Masco Corp.	2,030	108,504
Nibe Industrier AB, Class B	17,534	115,229
ROCKWOOL A/S, Class B	117	28,402
TOTO Ltd.	1,545	39,938
Trane Technologies plc	2,061	418,198
Xinyi Glass Holdings Ltd.	16,600	21,495

		3,174,030

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,067	147,930
Cintas Corp.	781	375,669
Copart, Inc.*	7,843	337,955
Dai Nippon Printing Co. Ltd.	2,638	68,668
Rentokil Initial plc	29,619	220,515
Republic Services, Inc., Class A	1,856	264,499
Rollins, Inc.	2,180	81,379
Secom Co. Ltd.	2,543	172,551
Securitas AB, Class B	5,428	43,054
TOPPAN Holdings, Inc.	2,877	68,825
Waste Management, Inc.	3,327	507,168

		2,288,213

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,654	95,598
Bouygues SA	2,264	79,324
Eiffage SA	914	87,008
Ferrovial SE	6,143	188,151
Kajima Corp.	4,931	80,297
Obayashi Corp.	7,166	63,129
Quanta Services, Inc.	1,311	245,249
Shimizu Corp.	6,091	42,369
Skanska AB, Class B	4,032	66,428
Taisei Corp.(x)	2,105	74,106
Vinci SA	6,321	701,836

		1,723,495

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	18,995	680,653
AMETEK, Inc.	2,082	307,636
Eaton Corp. plc	3,601	768,021
Emerson Electric Co.	5,158	498,108
Fuji Electric Co. Ltd.	1,525	68,841
Generac Holdings, Inc.*	562	61,236
Legrand SA	3,186	294,061
Mitsubishi Electric Corp.	22,742	281,384
Nidec Corp.	5,005	232,131
Prysmian SpA	3,119	125,802
Rockwell Automation, Inc.	1,037	296,447
Schneider Electric SE	6,462	1,072,480
Siemens Energy AG*	6,058	79,292
Vestas Wind Systems A/S*	11,928	256,265

		5,022,357

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	20,314	45,582
Central Japan Railway Co.	8,575	208,579
CSX Corp.	18,108	556,821
East Japan Railway Co.(x)	3,612	206,776
Grab Holdings Ltd., Class A*	21,869	77,416
Hankyu Hanshin Holdings, Inc.(x)	2,689	91,787
JB Hunt Transport Services, Inc.	737	138,939
Keio Corp.(x)	1,273	43,802
Keisei Electric Railway Co. Ltd.	1,572	54,490
Kintetsu Group Holdings Co. Ltd.(x)	2,188	62,050
MTR Corp. Ltd.	18,024	71,351
Norfolk Southern Corp.	2,049	403,510
Odakyu Electric Railway Co. Ltd.(x)	3,719	55,608
Old Dominion Freight Line, Inc.	809	330,994
Tobu Railway Co. Ltd.(x)	2,282	58,669
Tokyu Corp.	5,568	64,235
Union Pacific Corp.	5,501	1,120,169
West Japan Railway Co.	2,618	108,353

		3,699,131

Industrial Conglomerates (0.7%)
3M Co.	4,982	466,415
CK Hutchison Holdings Ltd.	31,435	168,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
DCC plc	1,153	$64,838
General Electric Co.	9,823	1,085,933
Hikari Tsushin, Inc.(x)	246	37,491
Hitachi Ltd.	11,141	691,467
Honeywell International, Inc.	5,993	1,107,147
Investment AB Latour, Class B	1,634	28,827
Jardine Cycle & Carriage Ltd.	1,135	26,511
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	60,645
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	612	28,409
Keppel Corp. Ltd.	17,085	84,988
Lifco AB, Class B	2,798	49,158
Siemens AG (Registered)	9,025	1,294,424
Smiths Group plc	4,083	80,678
Toshiba Corp.*	1,037	31,941

		5,307,067

Machinery (1.4%)
Alfa Laval AB	3,416	117,498
Alstom SA	3,401	81,263
Atlas Copco AB, Class A	31,894	429,854
Atlas Copco AB, Class B	18,199	213,546
Caterpillar, Inc.	4,604	1,256,892
CNH Industrial NV	12,150	148,238
Cummins, Inc.	1,278	291,972
Daifuku Co. Ltd.(x)	3,591	67,992
Daimler Truck Holding AG	5,946	206,320
Deere & Co.	2,461	928,732
Dover Corp.	1,262	176,062
Epiroc AB, Class A	7,834	149,143
Epiroc AB, Class B	4,603	73,813
FANUC Corp.	11,363	296,013
Fortive Corp.	3,177	235,606
GEA Group AG	1,816	67,122
Hitachi Construction Machinery Co. Ltd.(x)	1,354	41,189
Hoshizaki Corp.	1,343	46,687
Husqvarna AB, Class B(x)	4,018	30,796
IDEX Corp.	682	141,870
Illinois Tool Works, Inc.	2,484	572,090
Indutrade AB	3,287	60,983
Ingersoll Rand, Inc.	3,650	232,578
Knorr-Bremse AG	876	55,736
Komatsu Ltd.	11,007	297,787
Kone OYJ, Class B	4,060	171,354
Kubota Corp.	12,020	177,276
Kurita Water Industries Ltd.(x)	1,225	42,741
Makita Corp.	2,678	66,161
Metso OYJ	7,673	80,750
Minebea Mitsumi, Inc.(x)	4,293	70,138
MISUMI Group, Inc.	3,333	52,112
Mitsubishi Heavy Industries Ltd.	3,799	212,168
NGK Insulators Ltd.	2,513	33,330
Nordson Corp.	489	109,130
Otis Worldwide Corp.	3,716	298,432
PACCAR, Inc.	4,719	401,209
Parker-Hannifin Corp.	1,158	451,064
Pentair plc	1,490	96,477
Rational AG	67	42,501
Sandvik AB	12,523	231,076
Schindler Holding AG	501	100,162
Schindler Holding AG (Registered)	299	57,752
Seatrium Ltd.*	481,174	47,167
SKF AB, Class B	4,005	66,771
SMC Corp.	684	306,573
Snap-on, Inc.	478	121,919
Spirax-Sarco Engineering plc	885	102,861
Stanley Black & Decker, Inc.	1,383	115,591
Techtronic Industries Co. Ltd.	16,252	157,727
Toyota Industries Corp.	1,783	140,490
VAT Group AG(m)	328	117,891
Volvo AB, Class A	2,453	51,056
Volvo AB, Class B	17,918	369,986
Wartsila OYJ Abp	5,224	59,401
Westinghouse Air Brake Technologies Corp.	1,617	171,839
Xylem, Inc.	2,174	197,899
Yaskawa Electric Corp.	2,938	106,066

		11,046,852

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	37	65,719
AP Moller - Maersk A/S, Class B	58	104,704
Kawasaki Kisen Kaisha Ltd.(x)	1,621	55,364
Kuehne + Nagel International AG (Registered)	658	187,620
Mitsui OSK Lines Ltd.(x)	4,024	110,671
Nippon Yusen KK(x)	5,783	150,380
SITC International Holdings Co. Ltd.	14,800	24,871

		699,329

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	1,148	42,568
American Airlines Group, Inc.*	5,897	75,541
ANA Holdings, Inc.(x)*	1,987	41,657
Delta Air Lines, Inc.	5,807	214,859
Deutsche Lufthansa AG (Registered)*	6,596	52,344
Japan Airlines Co. Ltd.	1,685	32,789
Qantas Airways Ltd.*	8,911	29,678
Singapore Airlines Ltd.	17,666	83,484
Southwest Airlines Co.	5,376	145,528
United Airlines Holdings, Inc.*	2,960	125,208

		843,656

Professional Services (0.7%)
Adecco Group AG (Registered)	1,979	81,638
Automatic Data Processing, Inc.	3,718	894,477
BayCurrent Consulting, Inc.	1,529	51,137
Broadridge Financial Solutions, Inc.	1,066	190,867
Bureau Veritas SA	3,450	85,753
Ceridian HCM Holding, Inc.*	1,404	95,261
Computershare Ltd.	6,741	112,514
Equifax, Inc.	1,108	202,964
Experian plc	10,925	358,699
Intertek Group plc	1,957	98,184
Jacobs Solutions, Inc.	1,136	155,064
Leidos Holdings, Inc.	1,240	114,278
Paychex, Inc.	2,896	333,996
Paycom Software, Inc.	445	115,375
Persol Holdings Co. Ltd.	22,450	36,565
Randstad NV	1,298	71,882
Recruit Holdings Co. Ltd.	17,117	527,919
RELX plc (London Stock Exchange)	14,006	474,212
RELX plc (Euronext Amsterdam)	8,483	287,445
Robert Half, Inc.	966	70,789
SGS SA (Registered)	1,818	152,971
Teleperformance SE	701	88,491
Verisk Analytics, Inc., Class A	1,309	309,238
Wolters Kluwer NV	3,064	371,399

		5,281,118

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	1,834	114,937
Ashtead Group plc	5,200	317,353
Beijer Ref AB, Class B(x)	4,570	48,312
Brenntag SE	1,743	135,408
Bunzl plc	4,001	142,836
Fastenal Co.	5,157	281,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
IMCD NV	696	$88,302
ITOCHU Corp.(x)	14,114	510,575
Marubeni Corp.	17,142	267,500
Mitsubishi Corp.	13,655	651,317
Mitsui & Co. Ltd.	15,592	565,815
MonotaRO Co. Ltd.	2,766	29,624
Reece Ltd.	2,544	30,472
Sumitomo Corp.	12,417	247,941
Toyota Tsusho Corp.	2,576	151,605
United Rentals, Inc.	616	273,855
WW Grainger, Inc.	402	278,120

		4,135,750

Transportation Infrastructure (0.1%)
Aena SME SA(m)	897	135,235
Aeroports de Paris SA	363	42,945
Auckland International Airport Ltd.	13,814	65,491
Getlink SE	4,202	67,127
Transurban Group	36,207	295,414

		606,212

Total Industrials		54,739,733

Information Technology (13.0%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,263	416,233
Cisco Systems, Inc.	36,780	1,977,293
F5, Inc.*	535	86,210
Juniper Networks, Inc.	2,900	80,591
Motorola Solutions, Inc.	1,507	410,266
Nokia OYJ	63,534	239,667
Telefonaktiebolaget LM Ericsson, Class B(x)	34,770	169,720

		3,379,980

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	5,370	451,026
Azbil Corp.(x)	1,362	41,724
CDW Corp.	1,210	244,130
Corning, Inc.	6,929	211,127
Halma plc	4,540	107,378
Hamamatsu Photonics KK	1,663	70,097
Hexagon AB, Class B	24,402	208,562
Hirose Electric Co. Ltd.(x)	363	42,072
Ibiden Co. Ltd.(x)	1,393	74,236
Keyence Corp.	2,311	858,274
Keysight Technologies, Inc.*	1,610	213,019
Kyocera Corp.	3,830	194,447
Murata Manufacturing Co. Ltd.	20,595	376,785
Omron Corp.(x)	2,061	91,948
Shimadzu Corp.(x)	2,752	73,146
TDK Corp.	4,588	170,147
TE Connectivity Ltd.	2,834	350,084
Teledyne Technologies, Inc.*	425	173,647
Trimble, Inc.*	2,241	120,700
Yokogawa Electric Corp.	2,785	53,831
Zebra Technologies Corp., Class A*	463	109,513

		4,235,893

IT Services (0.7%)
Accenture plc, Class A	5,693	1,748,377
Akamai Technologies, Inc.*	1,372	146,173
Bechtle AG	1,023	47,849
Capgemini SE	1,977	346,552
Cognizant Technology Solutions Corp., Class A	4,558	308,759
DXC Technology Co.*	1,852	38,577
EPAM Systems, Inc.*	523	133,726
Fujitsu Ltd.	2,109	248,383
Gartner, Inc.*	711	244,307
International Business Machines Corp.	8,222	1,153,547
NEC Corp.	2,944	162,744
Nomura Research Institute Ltd.	4,598	119,781
NTT Data Group Corp.	7,294	97,837
Obic Co. Ltd.	839	127,360
Otsuka Corp.	1,407	59,617
SCSK Corp.	1,724	30,098
TIS, Inc.(x)	2,639	58,152
VeriSign, Inc.*	810	164,049
Wix.com Ltd.*	676	62,057

		5,297,945

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	14,583	1,499,424
Advantest Corp.(x)	9,172	256,612
Analog Devices, Inc.	4,526	792,457
Applied Materials, Inc.	7,579	1,049,313
ASM International NV	566	237,865
ASML Holding NV	4,787	2,829,636
BE Semiconductor Industries NV	916	90,065
Broadcom, Inc.	3,725	3,093,911
Disco Corp.	1,110	204,857
Enphase Energy, Inc.*	1,231	147,905
First Solar, Inc.*	964	155,773
Infineon Technologies AG	15,520	514,489
Intel Corp.	37,800	1,343,790
KLA Corp.	1,234	565,986
Lam Research Corp.	1,203	754,004
Lasertec Corp.	899	139,988
Microchip Technology, Inc.	4,913	383,460
Micron Technology, Inc.	9,886	672,545
Monolithic Power Systems, Inc.	431	199,122
NVIDIA Corp.	22,293	9,697,232
NXP Semiconductors NV	2,327	465,214
ON Semiconductor Corp.*	3,895	362,040
Qorvo, Inc.*	884	84,395
QUALCOMM, Inc.	10,073	1,118,707
Renesas Electronics Corp.*	14,962	228,825
Rohm Co. Ltd.(x)	4,360	82,188
Skyworks Solutions, Inc.	1,439	141,871
SolarEdge Technologies, Inc.*	510	66,050
STMicroelectronics NV	8,141	352,761
SUMCO Corp.	3,992	52,064
Teradyne, Inc.	1,390	139,639
Texas Instruments, Inc.	8,195	1,303,087
Tokyo Electron Ltd.	5,601	766,090

		29,791,365

Software (4.5%)
Adobe, Inc.*	4,114	2,097,728
ANSYS, Inc.*	783	232,982
Autodesk, Inc.*	1,929	399,129
Cadence Design Systems, Inc.*	2,453	574,738
Check Point Software Technologies Ltd.*	1,136	151,406
CyberArk Software Ltd.*	504	82,540
Dassault Systemes SE	7,962	297,107
Fair Isaac Corp.*	224	194,551
Fortinet, Inc.*	5,883	345,214
Gen Digital, Inc.	5,079	89,797
Intuit, Inc.	2,528	1,291,656
Microsoft Corp.	67,059	21,173,879
Monday.com Ltd.*	258	41,079
Nemetschek SE	727	44,488
Nice Ltd.*	772	130,566
Oracle Corp.	471	34,985
Oracle Corp. (Moscow Stock Exchange)	14,209	1,505,017
Palo Alto Networks, Inc.*	2,761	647,289
PTC, Inc.*	1,073	152,023
Roper Technologies, Inc.	963	466,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sage Group plc (The)	12,171	$146,865
Salesforce, Inc.*	8,791	1,782,639
SAP SE	12,400	1,610,158
ServiceNow, Inc.*	1,841	1,029,045
Synopsys, Inc.*	1,373	630,166
Temenos AG (Registered)	787	55,387
Trend Micro, Inc.	1,561	59,206
Tyler Technologies, Inc.*	380	146,733
WiseTech Global Ltd.	1,951	81,598
Xero Ltd.*	1,705	123,249

		35,617,582

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	132,644	22,709,979
Brother Industries Ltd.	2,604	41,968
Canon, Inc.	11,965	288,636
FUJIFILM Holdings Corp.	4,473	259,149
Hewlett Packard Enterprise Co.	11,657	202,482
HP, Inc.	7,831	201,257
Logitech International SA (Registered)	2,006	138,679
NetApp, Inc.	1,903	144,400
Ricoh Co. Ltd.(x)	6,447	55,674
Seagate Technology Holdings plc	1,741	114,819
Seiko Epson Corp.	3,413	53,659
Western Digital Corp.*	2,888	131,779

		24,342,481

Total Information Technology		102,665,246

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	6,219	1,050,954
Air Products and Chemicals, Inc.	2,005	568,217
Akzo Nobel NV	2,066	149,579
Albemarle Corp.	1,059	180,072
Arkema SA	713	70,527
Asahi Kasei Corp.	14,627	91,996
BASF SE	10,614	481,970
Celanese Corp., Class A	903	113,345
CF Industries Holdings, Inc.	1,741	149,273
Chr Hansen Holding A/S	1,295	79,377
Clariant AG (Registered)	2,381	37,717
Corteva, Inc.	6,406	327,731
Covestro AG(m)*	2,339	126,267
Croda International plc	1,655	99,247
Dow, Inc.	6,346	327,200
DSM-Firmenich AG	2,209	187,141
DuPont de Nemours, Inc.	4,143	309,026
Eastman Chemical Co.	1,070	82,090
Ecolab, Inc.	2,283	386,740
EMS-Chemie Holding AG (Registered)	84	57,172
Evonik Industries AG	2,576	47,184
FMC Corp.	1,126	75,408
Givaudan SA (Registered)	110	359,797
ICL Group Ltd.	9,092	50,224
International Flavors & Fragrances, Inc.	2,304	157,064
Johnson Matthey plc	2,135	42,408
JSR Corp.	2,036	54,728
Linde plc	4,404	1,639,829
LyondellBasell Industries NV, Class A	2,312	218,946
Mitsubishi Chemical Group Corp.	15,048	94,926
Mitsui Chemicals, Inc.(x)	2,006	52,043
Mosaic Co. (The)	2,999	106,764
Nippon Paint Holdings Co. Ltd.	11,144	75,019
Nippon Sanso Holdings Corp.	1,949	46,234
Nissan Chemical Corp.(x)	1,561	66,424
Nitto Denko Corp.	1,686	110,655
Novozymes A/S, Class B	2,444	98,634
OCI NV	1,186	33,090
Orica Ltd.	5,113	51,251
PPG Industries, Inc.	2,126	275,955
Sherwin-Williams Co. (The)	2,135	544,532
Shin-Etsu Chemical Co. Ltd.	21,631	628,637
Sika AG (Registered)	1,738	442,593
Solvay SA	916	101,541
Sumitomo Chemical Co. Ltd.(x)	16,442	44,780
Symrise AG, Class A	1,608	153,549
Toray Industries, Inc.	16,299	84,854
Tosoh Corp.	2,870	36,835
Umicore SA	2,499	59,315
Wacker Chemie AG	215	30,835
Yara International ASA	1,925	72,939

		10,732,634

Construction Materials (0.2%)
CRH plc	8,616	477,473
Heidelberg Materials AG	1,734	134,782
Holcim AG	6,189	397,432
James Hardie Industries plc (ADR)*	5,282	138,525
Martin Marietta Materials, Inc.	558	229,048
Vulcan Materials Co.	1,199	242,222

		1,619,482

Containers & Packaging (0.1%)
Amcor plc	13,281	121,654
Avery Dennison Corp.	727	132,801
Ball Corp.	2,844	141,574
International Paper Co.	3,123	110,773
Packaging Corp. of America	812	124,683
Sealed Air Corp.	1,303	42,816
SIG Group AG	3,629	89,759
Smurfit Kappa Group plc(x)	3,058	102,036
Westrock Co.	2,313	82,805

		948,901

Metals & Mining (0.9%)
Anglo American plc	15,011	414,925
Antofagasta plc	4,624	80,620
ArcelorMittal SA	6,076	152,727
BHP Group Ltd. (ASE Stock Exchange)	36,843	1,048,203
BHP Group Ltd. (London Stock Exchange)	23,309	665,338
BlueScope Steel Ltd.	5,191	64,882
Boliden AB	3,305	95,122
Endeavour Mining plc	2,182	42,223
Fortescue Metals Group Ltd.	19,904	267,719
Freeport-McMoRan, Inc.	12,939	482,495
Glencore plc	124,547	714,059
IGO Ltd.	7,831	63,742
JFE Holdings, Inc.	5,836	85,564
Mineral Resources Ltd.	2,104	91,488
Newcrest Mining Ltd.	10,642	167,773
Newmont Corp.	7,173	265,042
Nippon Steel Corp.(x)	10,156	238,201
Norsk Hydro ASA	15,560	97,753
Northern Star Resources Ltd.	13,112	88,182
Nucor Corp.	2,245	351,006
Pilbara Minerals Ltd.(x)	31,714	87,679
Rio Tinto Ltd.	4,434	323,713
Rio Tinto plc	13,369	843,958
South32 Ltd.	53,484	116,574
Steel Dynamics, Inc.	1,405	150,644
Sumitomo Metal Mining Co. Ltd.	3,009	88,575
voestalpine AG	1,420	38,793

		7,127,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.1%)
Holmen AB, Class B	1,186	$46,222
Mondi plc	5,626	94,212
Oji Holdings Corp.(x)	10,238	43,092
Stora Enso OYJ, Class R	6,838	85,959
Svenska Cellulosa AB SCA, Class B	7,055	96,828
UPM-Kymmene OYJ	6,336	217,508

		583,821

Total Materials		21,011,838

Real Estate (1.5%)
Diversified REITs (0.1%)
Daiwa House REIT Investment Corp. (REIT)	28	49,427
GPT Group (The) (REIT)	21,140	53,009
Land Securities Group plc (REIT)	7,773	55,936
Mirvac Group (REIT)	46,853	64,164
Nomura Real Estate Master Fund, Inc. (REIT)(x)	53	59,369
Stockland (REIT)	28,345	71,440

		353,345

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	4,937	90,643
Ventas, Inc. (REIT)	3,632	153,016
Welltower, Inc. (REIT)	4,682	383,550

		627,209

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,423	103,218

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	44,218	88,953
GLP J-REIT (REIT)	59	52,786
Goodman Group (REIT)	19,892	274,336
Mapletree Logistics Trust (REIT)	38,953	47,872
Nippon Prologis REIT, Inc. (REIT)	28	52,313
Prologis, Inc. (REIT)	8,339	935,719
Segro plc (REIT)	13,744	120,637
Warehouses De Pauw CVA (REIT)	2,035	50,431

		1,623,047

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,406	140,741
Boston Properties, Inc. (REIT)	1,303	77,502
Covivio SA (REIT)	574	25,549
Dexus (REIT)	11,870	55,712
Gecina SA (REIT)	552	56,464
Japan Real Estate Investment Corp. (REIT)(x)	17	66,321
Nippon Building Fund, Inc. (REIT)	20	81,103

		503,392

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	535	27,407
CapitaLand Investment Ltd.	29,042	65,860
CBRE Group, Inc., Class A*	2,796	206,513
City Developments Ltd.	5,806	28,074
CK Asset Holdings Ltd.	23,090	121,628
CoStar Group, Inc.*	3,686	283,416
Daito Trust Construction Co. Ltd.	769	81,048
Daiwa House Industry Co. Ltd.	6,966	187,155
ESR Group Ltd.(m)	26,000	36,522
Fastighets AB Balder, Class B*	6,966	31,433
Hang Lung Properties Ltd.	19,069	26,104
Henderson Land Development Co. Ltd.	15,985	42,152
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	24,150
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	18,003
Hulic Co. Ltd.	4,186	37,563
LEG Immobilien SE*	929	64,176
Lendlease Corp. Ltd.	7,599	35,080
Mitsubishi Estate Co. Ltd.	13,024	170,382
Mitsui Fudosan Co. Ltd.	10,607	233,803
New World Development Co. Ltd.	16,993	33,070
Nomura Real Estate Holdings, Inc.	1,336	33,552
Sagax AB, Class B	2,385	45,515
Sino Land Co. Ltd.	43,200	48,711
Sumitomo Realty & Development Co. Ltd.	3,357	87,295
Sun Hung Kai Properties Ltd.	16,764	179,394
Swire Pacific Ltd., Class A	3,957	26,705
Swire Properties Ltd.	12,896	26,909
Swiss Prime Site AG (Registered)	950	87,128
UOL Group Ltd.	5,226	24,543
Vonovia SE	8,706	209,953
Wharf Real Estate Investment Co. Ltd.	19,412	74,986

		2,598,230

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,282	220,171
Camden Property Trust (REIT)	964	91,175
Equity Residential (REIT)	3,113	182,764
Essex Property Trust, Inc. (REIT)	579	122,800
Invitation Homes, Inc. (REIT)	5,192	164,535
Mid-America Apartment Communities, Inc. (REIT)	1,053	135,468
UDR, Inc. (REIT)	2,736	97,593

		1,014,506

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	63,100	85,395
Federal Realty Investment Trust (REIT)	662	59,997
Japan Metropolitan Fund Invest (REIT)	85	55,173
Kimco Realty Corp. (REIT)	5,595	98,416
Klepierre SA (REIT)	2,646	64,985
Link REIT (REIT)	29,261	143,485
Mapletree Pan Asia Commercial Trust (REIT)	23,800	24,897
Realty Income Corp. (REIT)	6,397	319,466
Regency Centers Corp. (REIT)	1,483	88,149
Scentre Group (REIT)	60,054	94,985
Simon Property Group, Inc. (REIT)	2,953	319,013
Unibail-Rodamco-Westfield (REIT)*	1,419	70,136
Vicinity Ltd. (REIT)	42,704	46,539

		1,470,636

Specialized REITs (0.4%)
American Tower Corp. (REIT)	4,207	691,841
Crown Castle, Inc. (REIT)	3,914	360,205
Digital Realty Trust, Inc. (REIT)	2,732	330,627
Equinix, Inc. (REIT)	844	612,963
Extra Space Storage, Inc. (REIT)	1,907	231,853
Iron Mountain, Inc. (REIT)	2,634	156,591
Public Storage (REIT)	1,428	376,307
SBA Communications Corp. (REIT), Class A	978	195,766
VICI Properties, Inc. (REIT), Class A	9,147	266,178
Weyerhaeuser Co. (REIT)	6,595	202,203

		3,424,534

Total Real Estate		11,718,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.7%)
Electric Utilities (1.0%)
Acciona SA	303	$38,666
Alliant Energy Corp.	2,281	110,514
American Electric Power Co., Inc.	4,650	349,773
BKW AG	273	48,167
Chubu Electric Power Co., Inc.	7,572	96,626
CK Infrastructure Holdings Ltd.	6,519	30,843
CLP Holdings Ltd.	19,481	144,162
Constellation Energy Corp.	2,903	316,659
Duke Energy Corp.	6,956	613,937
Edison International	3,459	218,920
EDP - Energias de Portugal SA	37,260	155,051
Elia Group SA/NV	346	33,892
Endesa SA	3,760	76,623
Enel SpA	96,575	594,245
Entergy Corp.	1,909	176,582
Evergy, Inc.	2,073	105,101
Eversource Energy	3,151	183,231
Exelon Corp.	8,982	339,430
FirstEnergy Corp.	4,657	159,176
Fortum OYJ	5,236	60,866
Iberdrola SA	72,291	809,772
Kansai Electric Power Co., Inc. (The)	8,275	115,038
Mercury NZ Ltd.	7,517	27,482
NextEra Energy, Inc.	18,265	1,046,402
NRG Energy, Inc.	2,068	79,659
Origin Energy Ltd.	19,650	110,926
Orsted A/S(m)	2,241	122,335
PG&E Corp.*	18,875	304,454
Pinnacle West Capital Corp.	1,023	75,375
Power Assets Holdings Ltd.	16,392	79,334
PPL Corp.	6,653	156,745
Redeia Corp. SA	4,822	75,936
Southern Co. (The)	9,843	637,039
SSE plc	12,815	251,733
Terna - Rete Elettrica Nazionale	16,279	122,680
Tokyo Electric Power Co. Holdings, Inc.*	18,127	81,125
Verbund AG	860	70,057
Xcel Energy, Inc.	4,978	284,841

		8,303,397

Gas Utilities (0.1%)
APA Group	14,953	79,796
Atmos Energy Corp.	1,340	141,946
Enagas SA(x)	3,001	49,750
Hong Kong & China Gas Co. Ltd.	129,540	90,320
Naturgy Energy Group SA	1,459	39,736
Osaka Gas Co. Ltd.	4,444	73,214
Snam SpA	23,331	109,742
Tokyo Gas Co. Ltd.	4,701	106,672

		691,176

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,044	91,869
Corp. ACCIONA Energias Renovables SA	757	19,528
EDP Renovaveis SA	3,647	59,823
Meridian Energy Ltd.	14,138	43,554
RWE AG	7,548	280,501

		495,275

Multi-Utilities (0.5%)
Ameren Corp.	2,371	177,422
CenterPoint Energy, Inc.	5,697	152,964
Centrica plc	64,166	120,917
CMS Energy Corp.	2,633	139,839
Consolidated Edison, Inc.	3,113	266,255
Dominion Energy, Inc.	7,552	337,348
DTE Energy Co.	1,861	184,760
E.ON SE	26,658	315,663
Engie SA	21,687	333,152
National Grid plc	43,721	522,771
NiSource, Inc.	3,730	92,056
Public Service Enterprise Group, Inc.	4,505	256,380
Sembcorp Industries Ltd.	10,600	39,469
Sempra	5,680	386,410
Veolia Environnement SA	8,142	236,121
WEC Energy Group, Inc.	2,847	229,326

		3,790,853

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,757	217,569
Severn Trent plc	3,092	89,221
United Utilities Group plc	7,950	91,974

		398,764

Total Utilities		13,679,465

Total Common Stocks (63.0%) (Cost $334,957,036)		499,240,843

EXCHANGE TRADED FUND (ETF):
Equity (4.2%)
SPDR S&P MidCap 400 ETF Trust(x)	72,915	33,295,906

Total Exchange Traded Fund (4.2%) (Cost $25,402,043)		33,295,906

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.7%)
FHLB
2.500%, 2/13/24	$295,000	291,733
3.250%, 11/16/28	745,000	698,315
FNMA
1.875%, 9/24/26	1,297,000	1,191,008
0.750%, 10/8/27	5,000,000	4,267,245
7.250%, 5/15/30	1,600,000	1,821,789
Tennessee Valley Authority
3.875%, 3/15/28	5,000,000	4,826,040

Total U.S. Government Agency Securities		13,096,130

U.S. Treasury Obligations (27.3%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,667,526
5.250%, 11/15/28	3,940,200	4,045,235
U.S. Treasury Notes
2.000%, 2/15/25	5,932,200	5,673,160
0.500%, 3/31/25	1,852,500	1,726,316
2.250%, 11/15/25	1,027,500	970,732
0.375%, 1/31/26	4,578,300	4,121,189
1.625%, 2/15/26	5,790,500	5,363,580
0.500%, 2/28/26	2,080,300	1,872,360
0.750%, 4/30/26	2,137,700	1,925,429
0.750%, 5/31/26	4,226,400	3,794,762
0.750%, 8/31/26	4,529,600	4,033,449
0.875%, 9/30/26	46,067,500	41,108,159
2.000%, 11/15/26	12,962,400	11,922,884
1.250%, 12/31/26	4,064,300	3,640,638
1.500%, 1/31/27	3,846,200	3,463,215
2.250%, 2/15/27	4,750,400	4,383,931
1.875%, 2/28/27	3,489,800	3,176,523
2.375%, 5/15/27	10,030,500	9,250,766
3.250%, 6/30/27	7,648,500	7,267,057
2.250%, 8/15/27	5,434,100	4,966,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.125%, 10/31/27	$2,266,200	$2,218,294
2.250%, 11/15/27#	12,465,600	11,337,540
3.875%, 12/31/27	4,047,600	3,924,221
4.000%, 2/29/28	4,072,800	3,968,595
3.500%, 4/30/28	3,366,000	3,209,263
3.625%, 5/31/28	2,970,400	2,847,894
4.000%, 6/30/28	6,503,900	6,331,804
4.375%, 8/31/28	4,128,300	4,088,337
3.125%, 11/15/28	588,400	548,014
2.625%, 2/15/29	1,585,100	1,434,058
2.375%, 5/15/29	4,216,300	3,747,206
1.625%, 8/15/29	2,150,000	1,824,811
1.750%, 11/15/29	1,913,800	1,628,147
1.500%, 2/15/30	1,323,900	1,097,914
0.625%, 5/15/30	5,588,700	4,326,041
0.625%, 8/15/30	2,614,600	2,006,904
1.625%, 5/15/31	3,247,100	2,636,210
1.250%, 8/15/31	15,571,900	12,170,337
1.375%, 11/15/31	2,185,600	1,712,920
1.875%, 2/15/32	3,700,000	3,005,948
2.875%, 5/15/32	4,249,400	3,730,380
2.750%, 8/15/32	2,982,400	2,582,493
4.125%, 11/15/32	2,182,600	2,105,382
3.500%, 2/15/33	1,568,400	1,439,516
3.375%, 5/15/33	4,686,500	4,251,754
3.875%, 8/15/33	1,390,600	1,314,124

Total U.S. Treasury Obligations		216,861,819

Total Long-Term Debt Securities (29.0%) (Cost $251,595,570)		229,957,949

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,559,056	1,559,056
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		2,559,056

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.6%)
U.S. Treasury Bills
4.75%, 10/19/23(p)	$10,419,300	10,393,264
5.22%, 12/14/23(p)	2,081,300	2,058,907

Total U.S. Treasury Obligations		12,452,171

Total Short-Term Investments (1.9%) (Cost $15,009,638)		15,011,227

Total Investments in Securities (98.1%) (Cost $626,964,287)		777,505,925
Other Assets Less Liabilities (1.9%)		15,402,883

Net Assets (100%)		$792,908,808

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $6,916,795.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $2,297,527 or 0.3% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $32,914,020. This was collateralized by $31,571,745 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/3/23 - 5/15/53 and by cash of $2,559,056 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.2
France	2.3
Germany	1.8
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	5.1
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.6
Sweden	0.6
Switzerland	1.4
United Arab Emirates	0.0	#
United Kingdom	2.5
United States	77.6
Cash and Other	1.9

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	9	12/2023	USD	918,675	(18,171)
Russell 2000 E-Mini Index	368	12/2023	USD	33,094,240	(1,358,636)
S&P 500 E-Mini Index	72	12/2023	USD	15,571,800	(648,133)
TOPIX Index	18	12/2023	JPY	2,798,648	(108,505)

					(2,133,445)

Short Contracts
EURO STOXX 50 Index	(74)	12/2023	EUR	(3,289,062)	58,531
FTSE 100 Index	(8)	12/2023	GBP	(748,751)	879
SPI 200 Index	(78)	12/2023	AUD	(8,884,090)	201,302
U.S. Treasury 2 Year Note	(69)	12/2023	USD	(13,987,055)	36,313
U.S. Treasury 5 Year Note	(54)	12/2023	USD	(5,689,406)	53,324
U.S. Treasury 10 Year Note	(123)	12/2023	USD	(13,291,688)	229,493

					579,842

					(1,553,603)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,859,460	EUR	4,545,460	Barclays Bank plc	10/12/2023	51,999
USD	23,382,915	EUR	21,717,548	BNP Paribas	10/12/2023	413,563
USD	2,109,910	EUR	1,988,501	Deutsche Bank AG	10/12/2023	6,791
USD	14,702,427	EUR	13,356,685	Morgan Stanley	10/12/2023	575,860
USD	11,007,583	JPY	1,619,995,857	Bank of America	10/19/2023	136,707
USD	1,295,317	JPY	192,148,941	Barclays Bank plc	10/19/2023	5,914
NZD	3,531,785	USD	2,098,375	Barclays Bank plc	10/27/2023	18,410
NZD	821,774	USD	490,355	JPMorgan Chase Bank	10/27/2023	2,177
NZD	21,290,337	USD	12,649,271	Morgan Stanley	10/27/2023	111,150
USD	1,513,328	AUD	2,335,238	Bank of America	11/8/2023	9,913
USD	7,742,793	AUD	11,962,952	HSBC Bank plc	11/8/2023	41,107
USD	17,979,275	CHF	16,033,288	Bank of America	11/16/2023	378,254
USD	3,640,713	CHF	3,308,002	Morgan Stanley	11/16/2023	9,255
NOK	22,560,787	USD	2,094,610	Bank of America	12/7/2023	18,416
SEK	31,197,594	USD	2,846,310	Goldman Sachs Bank USA	12/7/2023	17,698
SEK	124,576,298	USD	11,299,822	Morgan Stanley	12/7/2023	136,557

Total unrealized appreciation						1,933,771

EUR	7,543,146	USD	8,185,392	Bank of America	10/12/2023	(207,457)
EUR	3,355,555	USD	3,703,120	Goldman Sachs Bank USA	10/12/2023	(154,150)
EUR	14,114,487	USD	15,564,892	Morgan Stanley	10/12/2023	(636,843)
JPY	666,363,535	USD	4,538,857	BNP Paribas	10/19/2023	(67,269)
JPY	1,664,082,127	USD	11,602,479	Morgan Stanley	10/19/2023	(435,766)
USD	3,121,433	NZD	5,275,233	Bank of America	10/27/2023	(40,292)
USD	9,413,620	NZD	16,015,104	Barclays Bank plc	10/27/2023	(185,075)
USD	2,105,975	NZD	3,531,785	BNP Paribas	10/27/2023	(10,810)
USD	952,642	NZD	1,609,974	JPMorgan Chase Bank	10/27/2023	(12,300)
AUD	15,558,437	USD	10,038,599	Goldman Sachs Bank USA	11/8/2023	(22,158)
USD	11,207,286	AUD	17,543,149	Bank of America	11/8/2023	(86,902)
USD	736,681	AUD	1,146,848	BNP Paribas	11/8/2023	(1,654)
CHF	3,175,148	USD	3,556,597	Bank of America	11/16/2023	(70,983)
GBP	2,017,360	USD	2,499,802	Barclays Bank plc	11/17/2023	(37,768)
GBP	7,376,133	USD	9,191,989	JPMorgan Chase Bank	11/17/2023	(189,983)
USD	1,080,384	GBP	886,554	Goldman Sachs Bank USA	11/17/2023	(1,587)

Total unrealized depreciation						(2,160,997)

Net unrealized depreciation						(227,226)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$28,958,420	$7,009,401	$—		$35,967,821
Consumer Discretionary	34,657,867	21,054,904	—		55,712,771
Consumer Staples	21,459,893	17,041,941	—		38,501,834
Energy	15,234,207	8,351,585	—		23,585,792
Financials	41,585,234	33,291,665	—		74,876,899
Health Care	43,470,451	23,310,876	—	(a)	66,781,327
Industrials	27,158,201	27,581,532	—		54,739,733
Information Technology	89,418,025	13,247,221	—		102,665,246
Materials	7,939,755	13,072,083	—		21,011,838
Real Estate	7,722,549	3,995,568	—		11,718,117
Utilities	7,831,982	5,847,483	—		13,679,465
Exchange Traded Fund	33,295,906	—	—		33,295,906
Forward Currency Contracts	—	1,933,771	—		1,933,771
Futures	579,842	—	—		579,842
Short-Term Investments
Investment Companies	2,559,056	—	—		2,559,056
U.S. Treasury Obligations	—	12,452,171	—		12,452,171
U.S. Government Agency Securities	—	13,096,130	—		13,096,130
U.S. Treasury Obligations	—	216,861,819	—		216,861,819

Total Assets	$361,871,388	$418,148,150	$—		$780,019,538

Liabilities:
Forward Currency Contracts	$—	$(2,160,997)	$—		$(2,160,997)
Futures	(2,133,445)	—	—		(2,133,445)

Total Liabilities	$(2,133,445)	$(2,160,997)	$—		$(4,294,442)

Total	$359,737,943	$415,987,153	$—		$775,725,096

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,427,378
Aggregate gross unrealized depreciation	(58,425,054)

Net unrealized appreciation	$147,002,324

Federal income tax cost of investments in securities and derivative instruments, if applicable	$628,722,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	101,022	$1,517,350
BT Group plc	141,567	201,571
Cellnex Telecom SA(m)	12,392	431,955
Deutsche Telekom AG (Registered)	71,053	1,492,500
Elisa OYJ	3,118	144,684
HKT Trust & HKT Ltd.	83,197	86,905
Infrastrutture Wireless Italiane SpA(m)	7,367	87,740
Koninklijke KPN NV	70,805	233,484
Nippon Telegraph & Telephone Corp.	646,190	763,632
Orange SA	40,827	468,765
Singapore Telecommunications Ltd.	181,009	320,821
Spark New Zealand Ltd.	40,447	116,604
Swisscom AG (Registered)	568	337,691
Telecom Italia SpA*	218,438	68,382
Telefonica Deutschland Holding AG	19,563	35,058
Telefonica SA	113,475	464,050
Telenor ASA	15,340	174,242
Telia Co. AB	51,721	106,845
Telstra Group Ltd.	88,656	219,455
Verizon Communications, Inc.	59,407	1,925,381

		9,197,115

Entertainment (0.6%)
Activision Blizzard, Inc.	10,109	946,506
Bollore SE	16,174	87,039
Capcom Co. Ltd.(x)	3,809	137,256
Electronic Arts, Inc.	3,483	419,353
Koei Tecmo Holdings Co. Ltd.	2,566	36,496
Konami Group Corp.(x)	2,174	114,737
Live Nation Entertainment, Inc.*	2,003	166,329
Netflix, Inc.*	6,262	2,364,531
Nexon Co. Ltd.	7,480	133,818
Nintendo Co. Ltd.	22,512	938,502
Sea Ltd. (ADR)*	8,000	351,600
Square Enix Holdings Co. Ltd.	1,829	62,725
Take-Two Interactive Software, Inc.*	2,232	313,351
Toho Co. Ltd.	2,441	83,338
Universal Music Group NV	17,965	469,709
Walt Disney Co. (The)*	25,856	2,095,629
Warner Bros Discovery, Inc.*	31,342	340,374

		9,061,293

Interactive Media & Services (2.0%)
Adevinta ASA*	6,389	63,253
Alphabet, Inc., Class A*	83,839	10,971,172
Alphabet, Inc., Class C*	71,317	9,403,146
Auto Trader Group plc(m)	20,139	151,754
Match Group, Inc.*	3,929	153,919
Meta Platforms, Inc., Class A*	31,408	9,428,996
REA Group Ltd.	1,159	114,996
Scout24 SE(m)	1,644	114,125
SEEK Ltd.	7,809	110,809
Z Holdings Corp.	58,563	162,827

		30,674,997

Media (0.4%)
Charter Communications, Inc., Class A*	1,438	632,461
Comcast Corp., Class A	58,159	2,578,770
CyberAgent, Inc.	9,303	50,194
Dentsu Group, Inc.	4,399	129,521
Fox Corp., Class A	3,584	111,821
Fox Corp., Class B	1,864	53,832
Hakuhodo DY Holdings, Inc.(x)	4,685	38,545
Informa plc	30,686	280,949
Interpublic Group of Cos., Inc. (The)	5,439	155,882
News Corp., Class A	5,383	107,983
News Corp., Class B	1,632	34,060
Omnicom Group, Inc.	2,791	207,874
Paramount Global, Class B(x)	6,814	87,900
Publicis Groupe SA	5,018	380,707
Vivendi SE	14,845	130,205
WPP plc	23,563	210,732

		5,191,436

Wireless Telecommunication Services (0.3%)
KDDI Corp.	32,314	989,703
SoftBank Corp.	61,502	695,725
SoftBank Group Corp.	22,453	951,818
Tele2 AB, Class B	11,712	89,703
T-Mobile US, Inc.*	7,314	1,024,326
Vodafone Group plc	504,172	472,551

		4,223,826

Total Communication Services		58,348,667

Consumer Discretionary (6.2%)
Automobile Components (0.2%)
Aisin Corp.	3,191	120,645
Aptiv plc*	3,996	393,966
BorgWarner, Inc.	3,321	134,069
Bridgestone Corp.	12,495	487,375
Cie Generale des Etablissements Michelin SCA	14,875	457,172
Continental AG	2,412	170,244
Denso Corp.	37,668	605,198
Koito Manufacturing Co. Ltd.(x)	4,632	69,942
Sumitomo Electric Industries Ltd.	15,477	186,575
Valeo SE	4,537	78,331

		2,703,517

Automobiles (1.5%)
Bayerische Motoren Werke AG	6,599	672,423
Bayerische Motoren Werke AG (Preference)(q)	1,267	118,281
Dr Ing hc F Porsche AG (Preference)(m)(q)	2,496	234,862
Ferrari NV	2,763	817,054
Ford Motor Co.	55,554	689,981
General Motors Co.	19,443	641,036
Honda Motor Co. Ltd.	99,793	1,123,205
Isuzu Motors Ltd.	12,514	157,472
Mazda Motor Corp.	12,333	140,009
Mercedes-Benz Group AG	17,590	1,225,358
Nissan Motor Co. Ltd.	50,909	224,941
Porsche Automobil Holding SE (Preference)(q)	3,357	165,570
Renault SA	4,214	173,198
Stellantis NV (Euronext Paris)	44,032	847,355
Stellantis NV (Italian Stock Exchange)	4,472	86,097
Subaru Corp.	13,346	259,525
Suzuki Motor Corp.	8,045	323,867
Tesla, Inc.*	39,021	9,763,835
Toyota Motor Corp.	232,512	4,165,892
Volkswagen AG	647	85,300
Volkswagen AG (Preference)(q)	4,521	520,714
Volvo Car AB, Class B*	13,063	53,134
Yamaha Motor Co. Ltd.	6,572	172,876

		22,661,985

Broadline Retail (1.3%)
Amazon.com, Inc.*	128,304	16,310,004
eBay, Inc.	7,519	331,513
Etsy, Inc.*	1,738	112,240
Global-e Online Ltd.*	1,980	78,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Next plc	2,641	$235,098
Pan Pacific International Holdings Corp.	8,328	174,875
Prosus NV*	33,511	989,192
Rakuten Group, Inc.	32,759	134,399
Wesfarmers Ltd.	24,873	845,342

		19,211,348

Distributors (0.0%)†
D’ieteren Group	471	79,624
Genuine Parts Co.	1,984	286,450
LKQ Corp.	3,780	187,148
Pool Corp.	552	196,567

		749,789

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	5,492	75,495
Pearson plc	14,130	149,712

		225,207

Hotels, Restaurants & Leisure (1.1%)
Accor SA	4,065	137,269
Airbnb, Inc., Class A*	6,025	826,690
Amadeus IT Group SA	9,876	598,084
Aristocrat Leisure Ltd.	12,901	338,838
Booking Holdings, Inc.*	505	1,557,395
Caesars Entertainment, Inc.*	3,042	140,997
Carnival Corp.*	14,234	195,291
Chipotle Mexican Grill, Inc., Class A*	390	714,414
Compass Group plc	38,006	927,422
Darden Restaurants, Inc.	1,708	244,620
Delivery Hero SE(m)*	3,840	110,306
Domino’s Pizza, Inc.	496	187,880
Entain plc	14,003	159,370
Evolution AB(m)	4,018	406,892
Expedia Group, Inc.*	1,947	200,677
Flutter Entertainment plc*	3,871	633,946
Galaxy Entertainment Group Ltd.	47,777	287,664
Genting Singapore Ltd.	132,489	81,897
Hilton Worldwide Holdings, Inc.	3,695	554,915
InterContinental Hotels Group plc	3,691	273,536
La Francaise des Jeux SAEM(m)	2,303	74,993
Las Vegas Sands Corp.	4,645	212,927
Lottery Corp. Ltd. (The)	48,795	148,079
Marriott International, Inc., Class A	3,540	695,822
McDonald’s Corp.	10,298	2,712,905
McDonald’s Holdings Co. Japan Ltd.(x)	1,867	71,337
MGM Resorts International	3,966	145,790
Norwegian Cruise Line Holdings Ltd.*	6,011	99,061
Oriental Land Co. Ltd.(x)	23,867	784,014
Royal Caribbean Cruises Ltd.*	3,330	306,826
Sands China Ltd.*	53,228	163,131
Sodexo SA	1,940	200,020
Starbucks Corp.	16,185	1,477,205
Whitbread plc	4,338	183,342
Wynn Resorts Ltd.	1,368	126,417
Yum! Brands, Inc.	3,959	494,638
Zensho Holdings Co. Ltd.(x)	2,016	87,660

		16,562,270

Household Durables (0.4%)
Barratt Developments plc	20,293	109,214
Berkeley Group Holdings plc	2,334	116,955
DR Horton, Inc.	4,302	462,336
Garmin Ltd.	2,164	227,653
Iida Group Holdings Co. Ltd.	3,384	56,306
Lennar Corp., Class A	3,568	400,437
Mohawk Industries, Inc.*	746	64,014
NVR, Inc.*	47	280,275
Open House Group Co. Ltd.	1,725	58,570
Panasonic Holdings Corp.	47,927	539,435
Persimmon plc	7,002	92,052
PulteGroup, Inc.	3,100	229,555
SEB SA	546	51,174
Sekisui Chemical Co. Ltd.	8,300	119,579
Sekisui House Ltd.	13,110	261,165
Sharp Corp.(x)*	5,663	35,318
Sony Group Corp.	27,587	2,259,535
Taylor Wimpey plc	77,433	110,820
Whirlpool Corp.	774	103,484

		5,577,877

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	13,068	266,012
Hasbro, Inc.	1,842	121,830
Shimano, Inc.	1,731	233,576
Yamaha Corp.	3,100	84,761

		706,179

Specialty Retail (0.9%)
AutoZone, Inc.*	257	652,777
Bath & Body Works, Inc.	3,234	109,309
Best Buy Co., Inc.	2,744	190,626
CarMax, Inc.*	2,235	158,082
Dufry AG (Registered)*	2,115	80,663
Fast Retailing Co. Ltd.	3,851	839,829
H & M Hennes & Mauritz AB, Class B	14,159	201,469
Home Depot, Inc. (The)	14,207	4,292,787
Industria de Diseno Textil SA	23,915	892,277
JD Sports Fashion plc	56,813	103,768
Kingfisher plc	41,760	113,774
Lowe’s Cos., Inc.	8,280	1,720,915
Nitori Holdings Co. Ltd.	1,719	192,214
O’Reilly Automotive, Inc.*	854	776,167
Ross Stores, Inc.	4,813	543,628
TJX Cos., Inc. (The)	16,239	1,443,322
Tractor Supply Co.	1,537	312,088
Ulta Beauty, Inc.*	704	281,213
USS Co. Ltd.	4,482	74,155
Zalando SE(m)*	4,912	109,733
ZOZO, Inc.(x)	3,046	55,900

		13,144,696

Textiles, Apparel & Luxury Goods (0.8%)adidas AG	3,551	625,541
Burberry Group plc	8,268	192,525
Cie Financiere Richemont SA (Registered)	11,443	1,400,138
Hermes International SCA	694	1,269,209
Kering SA	1,632	745,214
LVMH Moet Hennessy Louis Vuitton SE	6,053	4,584,626
Moncler SpA	4,515	262,924
NIKE, Inc., Class B	17,311	1,655,278
Pandora A/S	1,854	192,274
Puma SE	2,315	143,915
Ralph Lauren Corp., Class A	570	66,171
Swatch Group AG (The)	634	163,045
Swatch Group AG (The) (Registered)	1,153	56,494
Tapestry, Inc.	3,275	94,156
VF Corp.(x)	4,670	82,519

		11,534,029

Total Consumer Discretionary		93,076,897

Consumer Staples (4.3%)
Beverages (0.9%)
Anheuser-Busch InBev SA/NV	19,042	1,057,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Group Holdings Ltd.	10,535	$394,076
Brown-Forman Corp., Class B	2,585	149,129
Budweiser Brewing Co. APAC Ltd.(m)	37,699	74,426
Carlsberg A/S, Class B	2,159	272,811
Coca-Cola Co. (The)	54,996	3,078,676
Coca-Cola Europacific Partners plc	4,527	282,847
Coca-Cola HBC AG	4,844	132,920
Constellation Brands, Inc., Class A	2,279	572,781
Davide Campari-Milano NV	11,459	135,264
Diageo plc	49,260	1,823,498
Heineken Holding NV	2,841	214,460
Heineken NV	6,315	557,223
Keurig Dr Pepper, Inc.	14,216	448,799
Kirin Holdings Co. Ltd.	17,005	238,166
Molson Coors Beverage Co., Class B	2,622	166,733
Monster Beverage Corp.*	10,509	556,452
PepsiCo, Inc.	19,452	3,295,947
Pernod Ricard SA	4,483	748,154
Remy Cointreau SA	488	59,668
Suntory Beverage & Food Ltd.	3,096	94,264
Treasury Wine Estates Ltd.	15,825	125,454

		14,478,887

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	14,313	283,741
Carrefour SA	13,099	225,530
Coles Group Ltd.	29,345	293,576
Costco Wholesale Corp.	6,262	3,537,779
Dollar General Corp.	3,099	327,874
Dollar Tree, Inc.*	2,958	314,879
Endeavour Group Ltd.	31,410	106,428
HelloFresh SE*	3,402	101,716
J Sainsbury plc	36,318	112,020
Jeronimo Martins SGPS SA	6,208	139,538
Kesko OYJ, Class B	5,988	107,434
Kobe Bussan Co. Ltd.	3,296	77,327
Koninklijke Ahold Delhaize NV	21,293	642,043
Kroger Co. (The)	9,331	417,562
MatsukiyoCocokara & Co.	7,485	134,258
Ocado Group plc*	12,695	92,997
Seven & i Holdings Co. Ltd.	16,490	646,072
Sysco Corp.	7,137	471,399
Target Corp.	6,522	721,138
Tesco plc	157,172	506,645
Walgreens Boots Alliance, Inc.	10,125	225,180
Walmart, Inc.	20,168	3,225,468
Welcia Holdings Co. Ltd.	2,068	35,751
Woolworths Group Ltd.	26,717	641,072

		13,387,427

Food Products (1.0%)
Ajinomoto Co., Inc.(x)	9,782	377,298
Archer-Daniels-Midland Co.	7,575	571,307
Associated British Foods plc	7,624	192,366
Barry Callebaut AG (Registered)	78	124,241
Bunge Ltd.	2,128	230,356
Campbell Soup Co.	2,780	114,202
Chocoladefabriken Lindt & Spruengli AG	21	233,779
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	219,370
Conagra Brands, Inc.	6,752	185,140
Danone SA	14,116	779,936
General Mills, Inc.	8,269	529,133
Hershey Co. (The)	2,118	423,769
Hormel Foods Corp.	4,091	155,581
J M Smucker Co. (The)	1,442	177,236
JDE Peet’s NV	2,755	76,954
Kellogg Co.	3,725	221,675
Kerry Group plc (London Stock Exchange), Class A	1,182	96,943
Kerry Group plc (Irish Stock Exchange), Class A	2,313	193,628
Kikkoman Corp.(x)	2,983	156,576
Kraft Heinz Co. (The)	11,282	379,526
Lamb Weston Holdings, Inc.	2,060	190,468
Lotus Bakeries NV	9	73,172
McCormick & Co., Inc. (Non- Voting)	3,548	268,371
Meiji Holdings Co. Ltd.	5,104	126,917
Mondelez International, Inc., Class A	19,224	1,334,146
Mowi ASA	9,636	170,755
Nestle SA (Registered)	58,530	6,633,421
Nissin Foods Holdings Co. Ltd.	1,316	109,417
Orkla ASA	16,465	123,111
Salmar ASA	1,591	80,824
Tyson Foods, Inc., Class A	4,035	203,727
WH Group Ltd.(m)	182,682	95,879
Wilmar International Ltd.	42,415	115,734
Yakult Honsha Co. Ltd.	5,540	134,682

		15,099,640

Household Products (0.6%)
Church & Dwight Co., Inc.	3,476	318,506
Clorox Co. (The)	1,749	229,224
Colgate-Palmolive Co.	11,682	830,707
Essity AB, Class B	13,355	288,356
Henkel AG & Co. KGaA	2,278	143,831
Henkel AG & Co. KGaA (Preference)(q)	3,711	264,676
Kimberly-Clark Corp.	4,778	577,421
Procter & Gamble Co. (The)	33,311	4,858,742
Reckitt Benckiser Group plc	15,729	1,111,924
Unicharm Corp.	8,846	313,197

		8,936,584

Personal Care Products (0.5%)
Beiersdorf AG	2,210	285,406
Estee Lauder Cos., Inc. (The), Class A	3,276	473,546
Haleon plc	121,482	505,209
Kao Corp.	10,189	378,474
Kenvue, Inc.	24,353	489,008
Kobayashi Pharmaceutical Co. Ltd.	1,160	51,813
Kose Corp.	778	56,512
L’Oreal SA	5,287	2,197,863
Shiseido Co. Ltd.	8,769	308,065
Unilever plc (Cboe Europe)	48,989	2,428,344
Unilever plc (London Stock Exchange)	6,145	304,549

		7,478,789

Tobacco (0.4%)
Altria Group, Inc.	25,077	1,054,488
British American Tobacco plc	45,549	1,432,151
Imperial Brands plc	18,930	385,018
Japan Tobacco, Inc.	26,299	605,384
Philip Morris International, Inc.	21,936	2,030,835

		5,507,876

Total Consumer Staples		64,889,203

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class A	14,267	503,910
Halliburton Co.	12,697	514,228
Schlumberger NV	20,082	1,170,781
Tenaris SA	10,352	164,006

		2,352,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.4%)
Aker BP ASA	6,928	$191,713
Ampol Ltd.	5,224	113,526
APA Corp.	4,341	178,415
BP plc	380,381	2,466,243
Chevron Corp.	25,072	4,227,641
ConocoPhillips	16,921	2,027,136
Coterra Energy, Inc.	10,703	289,516
Devon Energy Corp.	9,053	431,828
Diamondback Energy, Inc.	2,527	391,382
ENEOS Holdings, Inc.	61,991	244,703
Eni SpA	51,810	835,665
EOG Resources, Inc.	8,228	1,042,981
EQT Corp.	5,110	207,364
Equinor ASA	19,751	648,386
Exxon Mobil Corp.	56,569	6,651,383
Galp Energia SGPS SA	10,787	160,120
Hess Corp.	3,905	597,465
Idemitsu Kosan Co. Ltd.(x)	4,134	95,106
Inpex Corp.	21,294	321,462
Kinder Morgan, Inc.	27,393	454,176
Marathon Oil Corp.	8,559	228,953
Marathon Petroleum Corp.	5,650	855,071
Neste OYJ	9,060	307,763
Occidental Petroleum Corp.	9,376	608,315
OMV AG	3,229	154,716
ONEOK, Inc.	6,326	401,258
Phillips 66	6,292	755,984
Pioneer Natural Resources Co.	3,295	756,367
Repsol SA	28,008	461,050
Santos Ltd.	71,207	361,682
Shell plc	146,970	4,673,030
Targa Resources Corp.	3,161	270,961
TotalEnergies SE	49,289	3,247,024
Valero Energy Corp.	4,990	707,133
Williams Cos., Inc. (The)	17,189	579,097
Woodside Energy Group Ltd. (ASE Stock Exchange)	32,378	759,620
Woodside Energy Group Ltd. (London Stock Exchange)	9,249	214,757

		36,918,992

Total Energy		39,271,917

Financials (8.4%)
Banks (3.2%)
ABN AMRO Bank NV (CVA)(m)	8,854	125,810
AIB Group plc	31,575	142,210
ANZ Group Holdings Ltd.	65,884	1,086,961
Banco Bilbao Vizcaya Argentaria SA	130,779	1,066,032
Banco Santander SA	354,792	1,357,313
Bank Hapoalim BM	33,029	293,462
Bank Leumi Le-Israel BM	39,905	329,656
Bank of America Corp.	97,692	2,674,807
Bank of Ireland Group plc	23,164	227,513
Banque Cantonale Vaudoise (Registered)	660	69,255
Barclays plc	341,028	661,331
BNP Paribas SA	23,000	1,469,461
BOC Hong Kong Holdings Ltd.	81,263	222,590
CaixaBank SA	90,466	362,113
Chiba Bank Ltd. (The)	11,481	83,549
Citigroup, Inc.	27,212	1,119,230
Citizens Financial Group, Inc.	6,674	178,863
Comerica, Inc.	1,862	77,366
Commerzbank AG	23,336	266,211
Commonwealth Bank of Australia	36,744	2,361,747
Concordia Financial Group Ltd.	22,855	104,227
Credit Agricole SA	26,537	328,034
Danske Bank A/S	15,123	352,326
DBS Group Holdings Ltd.	40,076	986,216
DNB Bank ASA	20,294	409,043
Erste Group Bank AG	7,538	261,561
Fifth Third Bancorp	9,621	243,700
FinecoBank Banca Fineco SpA	13,387	162,976
Hang Seng Bank Ltd.	16,787	208,901
HSBC Holdings plc	433,341	3,409,711
Huntington Bancshares, Inc.	20,460	212,784
ING Groep NV	79,349	1,052,841
Intesa Sanpaolo SpA	340,699	878,898
Israel Discount Bank Ltd., Class A	31,657	170,888
Japan Post Bank Co. Ltd.	31,764	276,532
JPMorgan Chase & Co.	41,066	5,955,391
KBC Group NV	5,488	343,141
KeyCorp	13,225	142,301
Lloyds Banking Group plc	1,411,900	764,344
M&T Bank Corp.	2,344	296,399
Mediobanca Banca di Credito Finanziario SpA	12,102	160,319
Mitsubishi UFJ Financial Group, Inc.	246,380	2,091,361
Mizrahi Tefahot Bank Ltd.	4,068	147,285
Mizuho Financial Group, Inc.(x)	51,917	882,770
National Australia Bank Ltd.	68,825	1,286,378
NatWest Group plc	127,435	366,475
Nordea Bank Abp (Helsinki Stock Exchange)	1,774	19,528
Nordea Bank Abp (Stockholm Stock Exchange)	68,851	756,976
Oversea-Chinese Banking Corp. Ltd.	73,948	692,958
PNC Financial Services Group, Inc. (The)	5,627	690,827
Regions Financial Corp.	13,260	228,072
Resona Holdings, Inc.	46,335	256,821
Shizuoka Financial Group, Inc.(x)	10,170	82,958
Skandinaviska Enskilda Banken AB, Class A	34,793	416,062
Societe Generale SA	15,948	388,562
Standard Chartered plc	52,004	480,952
Sumitomo Mitsui Financial Group, Inc.	27,424	1,348,261
Sumitomo Mitsui Trust Holdings, Inc.	7,043	265,385
Svenska Handelsbanken AB, Class A	31,980	285,566
Swedbank AB, Class A	18,614	342,957
Truist Financial Corp.	18,822	538,497
UniCredit SpA	40,421	971,369
United Overseas Bank Ltd.	27,869	581,029
US Bancorp	22,001	727,353
Wells Fargo & Co.	51,702	2,112,544
Westpac Banking Corp.	76,928	1,046,097
Zions Bancorp NA	2,093	73,025

		47,976,081

Capital Markets (1.6%)
3i Group plc	21,341	539,771
abrdn plc	42,704	81,151
Ameriprise Financial, Inc.	1,450	478,036
Amundi SA(m)	1,341	75,638
ASX Ltd.	4,244	155,862
Bank of New York Mellon Corp. (The)	11,005	469,363
BlackRock, Inc.	1,984	1,282,636
Blackstone, Inc.	10,029	1,074,507
Cboe Global Markets, Inc.	1,491	232,909
Charles Schwab Corp. (The)	21,012	1,153,559
CME Group, Inc.	5,084	1,017,919
Daiwa Securities Group, Inc.(x)	29,281	169,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Deutsche Bank AG (Registered)	42,497	$469,518
Deutsche Boerse AG	4,165	720,844
EQT AB	7,796	154,771
Euronext NV(m)	1,878	131,044
FactSet Research Systems, Inc.	539	235,683
Franklin Resources, Inc.	4,019	98,787
Futu Holdings Ltd. (ADR)*	1,259	72,783
Goldman Sachs Group, Inc. (The)	4,659	1,507,513
Hargreaves Lansdown plc	7,799	73,574
Hong Kong Exchanges & Clearing Ltd.	26,372	985,378
Intercontinental Exchange, Inc.	8,087	889,732
Invesco Ltd.	6,339	92,042
Japan Exchange Group, Inc.	10,855	201,497
Julius Baer Group Ltd.	4,517	290,458
London Stock Exchange Group plc	9,310	935,311
Macquarie Group Ltd.	8,049	868,020
MarketAxess Holdings, Inc.	532	113,657
Moody’s Corp.	2,230	705,059
Morgan Stanley	18,029	1,472,428
MSCI, Inc., Class A	1,118	573,624
Nasdaq, Inc.	4,790	232,746
Nomura Holdings, Inc.	65,936	264,335
Northern Trust Corp.	2,925	203,229
Partners Group Holding AG	498	562,824
Raymond James Financial, Inc.	2,656	266,742
S&P Global, Inc.	4,598	1,680,155
SBI Holdings, Inc.(x)	5,369	113,100
Schroders plc	17,670	87,789
Singapore Exchange Ltd.	18,847	134,425
St James’s Place plc	12,026	122,108
State Street Corp.	4,502	301,454
T. Rowe Price Group, Inc.	3,169	332,333
UBS Group AG (Registered)	72,102	1,787,288

		23,410,716

Consumer Finance (0.1%)
American Express Co.	8,221	1,226,491
Capital One Financial Corp.	5,390	523,100
Discover Financial Services	3,532	305,977
Synchrony Financial	5,909	180,638

		2,236,206

Financial Services (1.7%)
Adyen NV(m)*	476	355,144
Berkshire Hathaway, Inc., Class B*	25,771	9,027,581
Edenred SE	5,472	342,951
Eurazeo SE	955	56,996
EXOR NV(x)	2,378	211,037
Fidelity National Information Services, Inc.	8,372	462,720
Fiserv, Inc.*	8,614	973,038
FleetCor Technologies, Inc.*	1,045	266,830
Global Payments, Inc.	3,673	423,828
GMO Payment Gateway, Inc.	906	49,574
Groupe Bruxelles Lambert NV	2,090	155,913
Industrivarden AB, Class A	2,854	75,441
Industrivarden AB, Class C	3,385	89,415
Investor AB, Class B	37,946	728,666
Jack Henry & Associates, Inc.	1,029	155,523
L E Lundbergforetagen AB, Class B	1,666	69,686
M&G plc	47,594	114,571
Mastercard, Inc., Class A	11,757	4,654,714
Mitsubishi HC Capital, Inc.	17,376	115,809
Nexi SpA(m)*	12,946	79,221
ORIX Corp.	25,299	472,833
PayPal Holdings, Inc.*	15,516	907,065
Sofina SA	338	68,540
Visa, Inc., Class A	22,706	5,222,607
Washington H Soul Pattinson & Co. Ltd.	5,144	107,786
Wendel SE	584	46,338
Wise plc, Class A*	13,479	112,752
Worldline SA(m)*	5,267	148,402

		25,494,981

Insurance (1.8%)
Admiral Group plc	4,653	134,945
Aegon NV	36,995	179,216
Aflac, Inc.	7,639	586,293
Ageas SA/NV	3,503	144,549
AIA Group Ltd.	253,237	2,064,779
Allianz SE (Registered)	8,842	2,109,890
Allstate Corp. (The)	3,696	411,771
American International Group, Inc.	10,059	609,575
Aon plc, Class A	2,867	929,539
Arch Capital Group Ltd.*	5,270	420,072
Arthur J Gallagher & Co.	3,045	694,047
ASR Nederland NV	3,504	131,588
Assicurazioni Generali SpA	22,222	454,965
Assurant, Inc.	749	107,541
Aviva plc	60,037	285,533
AXA SA	40,232	1,198,644
Baloise Holding AG (Registered)	1,004	145,771
Brown & Brown, Inc.	3,326	232,288
Chubb Ltd.	5,804	1,208,277
Cincinnati Financial Corp.	2,216	226,675
Dai-ichi Life Holdings, Inc.	20,590	426,708
Everest Group Ltd.	614	228,205
Gjensidige Forsikring ASA	4,384	64,551
Globe Life, Inc.	1,228	133,521
Hannover Rueck SE	1,322	290,579
Hartford Financial Services Group, Inc. (The)	4,321	306,402
Helvetia Holding AG (Registered)	814	114,183
Insurance Australia Group Ltd.	53,503	195,391
Japan Post Holdings Co. Ltd.	48,389	387,753
Japan Post Insurance Co. Ltd.	4,098	69,118
Legal & General Group plc	131,064	355,802
Loews Corp.	2,613	165,429
Marsh & McLennan Cos., Inc.	6,980	1,328,294
Medibank Pvt Ltd.	60,375	133,534
MetLife, Inc.	8,926	561,535
MS&AD Insurance Group Holdings, Inc.(x)	9,173	337,297
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	2,992	1,167,571
NN Group NV	5,497	176,908
Phoenix Group Holdings plc	15,617	91,880
Poste Italiane SpA(m)	11,453	120,699
Principal Financial Group, Inc.	3,142	226,444
Progressive Corp. (The)	8,271	1,152,150
Prudential Financial, Inc.	5,129	486,691
Prudential plc	60,358	654,537
QBE Insurance Group Ltd.	32,714	330,436
Sampo OYJ, Class A	10,083	436,857
Sompo Holdings, Inc.	6,384	274,815
Suncorp Group Ltd.	27,765	249,386
Swiss Life Holding AG (Registered)	647	404,026
Swiss Re AG	6,612	681,317
T&D Holdings, Inc.	10,792	178,230
Talanx AG	1,389	88,111
Tokio Marine Holdings, Inc.	38,857	900,960
Travelers Cos., Inc. (The)	3,235	528,308
Tryg A/S(x)	7,654	140,343
W R Berkley Corp.	2,874	182,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Willis Towers Watson plc	1,481	$309,470
Zurich Insurance Group AG	3,298	1,513,618

		27,669,487

Total Financials		126,787,471

Health Care (7.4%)
Biotechnology (0.9%)
AbbVie, Inc.	24,942	3,717,854
Amgen, Inc.	7,559	2,031,557
Argenx SE (Brussels Stock Exchange)*	1,206	587,285
Argenx SE (Vienna Stock Exchange)*	21	10,078
Biogen, Inc.*	2,047	526,099
CSL Ltd.	10,575	1,705,238
Genmab A/S*	1,448	514,793
Gilead Sciences, Inc.	17,607	1,319,469
Grifols SA*	6,539	85,000
Incyte Corp.*	2,628	151,819
Moderna, Inc.*	4,679	483,294
Regeneron Pharmaceuticals, Inc.*	1,509	1,241,847
Swedish Orphan Biovitrum AB*	4,916	100,520
Vertex Pharmaceuticals, Inc.*	3,647	1,268,208

		13,743,061

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	24,522	2,374,956
Alcon, Inc.	10,955	849,017
Align Technology, Inc.*	1,006	307,152
Asahi Intecc Co. Ltd.	4,742	85,295
Baxter International, Inc.	7,156	270,067
Becton Dickinson & Co.	4,100	1,059,973
BioMerieux	908	88,146
Boston Scientific Corp.*	20,691	1,092,485
Carl Zeiss Meditec AG	882	77,229
Cochlear Ltd.	1,439	236,223
Coloplast A/S, Class B	2,996	317,503
Cooper Cos., Inc. (The)	700	222,607
Demant A/S*	2,209	91,624
Dentsply Sirona, Inc.	2,991	102,173
Dexcom, Inc.*	5,481	511,377
DiaSorin SpA	491	44,861
Edwards Lifesciences Corp.*	8,590	595,115
EssilorLuxottica SA	6,464	1,128,714
Fisher & Paykel Healthcare Corp. Ltd.	12,702	164,287
GE HealthCare Technologies, Inc.	5,527	376,057
Getinge AB, Class B	5,014	88,435
Hologic, Inc.*	3,461	240,193
Hoya Corp.	7,738	793,528
IDEXX Laboratories, Inc.*	1,173	512,918
Insulet Corp.*	986	157,257
Intuitive Surgical, Inc.*	4,965	1,451,220
Koninklijke Philips NV*	20,361	408,275
Medtronic plc	18,810	1,473,952
Olympus Corp.	27,719	360,121
ResMed, Inc.	2,076	306,978
Siemens Healthineers AG(m)	6,183	313,775
Smith & Nephew plc	19,146	238,973
Sonova Holding AG (Registered)	1,140	271,129
STERIS plc	1,394	305,872
Straumann Holding AG (Registered)	2,447	313,310
Stryker Corp.	4,776	1,305,138
Sysmex Corp.	3,611	172,359
Teleflex, Inc.	664	130,416
Terumo Corp.	14,698	389,776
Zimmer Biomet Holdings, Inc.	2,952	331,273

		19,559,759

Health Care Providers & Services (1.1%)
Amplifon SpA	2,730	81,163
Cardinal Health, Inc.	3,597	312,292
Cencora, Inc.	2,356	424,009
Centene Corp.*	7,651	527,001
Cigna Group (The)	4,183	1,196,631
CVS Health Corp.	18,149	1,267,163
DaVita, Inc.*	760	71,843
EBOS Group Ltd.	3,360	68,872
Elevance Health, Inc.	3,330	1,449,949
Fresenius Medical Care AG & Co. KGaA	4,503	194,431
Fresenius SE & Co. KGaA	9,262	288,480
HCA Healthcare, Inc.	2,844	699,567
Henry Schein, Inc.*	1,845	136,991
Humana, Inc.	1,751	851,896
Laboratory Corp. of America Holdings	1,252	251,715
McKesson Corp.	1,907	829,259
Molina Healthcare, Inc.*	824	270,181
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	1,586	193,270
Ramsay Health Care Ltd.	4,019	134,033
Sonic Healthcare Ltd.	9,805	187,863
UnitedHealth Group, Inc.	13,090	6,599,847
Universal Health Services, Inc., Class B	878	110,391

		16,146,847

Health Care Technology (0.0%)†
M3, Inc.	9,646	175,311

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	4,173	466,625
Bachem Holding AG	740	54,973
Bio-Rad Laboratories, Inc., Class A*	295	105,743
Bio-Techne Corp.	2,224	151,388
Charles River Laboratories International, Inc.*	724	141,889
Danaher Corp.	9,286	2,303,857
Eurofins Scientific SE	2,959	167,370
Illumina, Inc.*	2,237	307,095
IQVIA Holdings, Inc.*	2,588	509,189
Lonza Group AG (Registered)	1,633	759,278
Mettler-Toledo International, Inc.*	309	342,394
QIAGEN NV*	4,999	202,264
Revvity, Inc.	1,754	194,168
Sartorius AG (Preference)(q)	575	195,628
Sartorius Stedim Biotech	606	144,797
Thermo Fisher Scientific, Inc.	5,454	2,760,651
Waters Corp.*	835	228,965
West Pharmaceutical Services, Inc.	1,044	391,719

		9,427,993

Pharmaceuticals (3.5%)
Astellas Pharma, Inc.	39,049	541,941
AstraZeneca plc	33,975	4,602,101
Bayer AG (Registered)	21,537	1,034,896
Bristol-Myers Squibb Co.	29,521	1,713,399
Catalent, Inc.*	2,547	115,965
Chugai Pharmaceutical Co. Ltd.	14,739	456,057
Daiichi Sankyo Co. Ltd.	40,390	1,109,752
Eisai Co. Ltd.	5,498	305,510
Eli Lilly and Co.	11,269	6,052,918
GSK plc	89,772	1,634,200
Hikma Pharmaceuticals plc	3,633	92,553
Ipsen SA	827	108,594
Johnson & Johnson	34,028	5,299,861
Kyowa Kirin Co. Ltd.	5,891	102,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Merck & Co., Inc.	35,857	$3,691,478
Merck KGaA	2,834	473,856
Novartis AG (Registered)	44,933	4,607,921
Novo Nordisk A/S, Class B	71,539	6,529,774
Ono Pharmaceutical Co. Ltd.	8,393	161,076
Organon & Co.	3,611	62,687
Orion OYJ, Class B	2,360	92,868
Otsuka Holdings Co. Ltd.	8,536	303,478
Pfizer, Inc.	79,783	2,646,402
Recordati Industria Chimica e Farmaceutica SpA	2,292	108,342
Roche Holding AG	15,401	4,213,886
Roche Holding AG CHF 1	702	206,608
Sanofi	24,906	2,672,158
Shionogi & Co. Ltd.	5,641	252,380
Takeda Pharmaceutical Co. Ltd.	34,039	1,057,113
Teva Pharmaceutical Industries Ltd. (ADR)*	24,561	250,522
UCB SA	2,772	227,246
Viatris, Inc.	16,950	167,127
Zoetis, Inc., Class A	6,505	1,131,740

		52,027,060

Total Health Care		111,080,031

Industrials (6.2%)
Aerospace & Defense (0.9%)
Airbus SE	12,995	1,744,574
Axon Enterprise, Inc.*	993	197,597
BAE Systems plc	66,831	813,611
Boeing Co. (The)*	8,012	1,535,740
Dassault Aviation SA	452	85,253
Elbit Systems Ltd.	702	139,524
General Dynamics Corp.	3,202	707,546
Howmet Aerospace, Inc.	5,533	255,901
Huntington Ingalls Industries, Inc.	563	115,179
Kongsberg Gruppen ASA	1,928	79,523
L3Harris Technologies, Inc.	2,672	465,249
Lockheed Martin Corp.	3,167	1,295,176
Melrose Industries plc	29,628	169,612
MTU Aero Engines AG	1,180	214,268
Northrop Grumman Corp.	2,010	884,782
Rheinmetall AG	955	246,259
Rolls-Royce Holdings plc*	184,538	497,367
RTX Corp.	20,567	1,480,207
Saab AB, Class B	1,755	89,440
Safran SA	7,493	1,177,522
Singapore Technologies Engineering Ltd.	34,348	98,245
Textron, Inc.	2,798	218,636
Thales SA	2,304	324,219
TransDigm Group, Inc.*	780	657,641

		13,493,071

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,645	141,684
Deutsche Post AG	21,732	885,386
DSV A/S	4,081	763,042
Expeditors International of Washington, Inc.	2,089	239,462
FedEx Corp.	3,270	866,288
Nippon Express Holdings, Inc.	1,567	81,821
SG Holdings Co. Ltd.(x)	6,945	88,997
United Parcel Service, Inc., Class B	10,220	1,592,991
Yamato Holdings Co. Ltd.	5,812	94,702

		4,754,373

Building Products (0.4%)
A.O. Smith Corp.	1,760	116,389
AGC, Inc.	4,226	148,295
Allegion plc	1,240	129,208
Assa Abloy AB, Class B	21,976	479,123
Carrier Global Corp.	11,836	653,347
Cie de Saint-Gobain SA	10,141	609,843
Daikin Industries Ltd.	5,759	904,661
Geberit AG (Registered)	733	367,561
Johnson Controls International plc	9,613	511,508
Kingspan Group plc	3,390	254,326
Lixil Corp.	6,135	71,494
Masco Corp.	3,178	169,864
Nibe Industrier AB, Class B	33,224	218,340
ROCKWOOL A/S, Class B	202	49,036
TOTO Ltd.	2,914	75,326
Trane Technologies plc	3,227	654,791
Xinyi Glass Holdings Ltd.	36,397	47,129

		5,460,241

Commercial Services & Supplies (0.2%)
Brambles Ltd.	30,461	280,456
Cintas Corp.	1,222	587,794
Copart, Inc.*	12,279	529,102
Dai Nippon Printing Co. Ltd.	4,733	123,202
Rentokil Initial plc	55,254	411,369
Republic Services, Inc., Class A	2,905	413,992
Rollins, Inc.	3,412	127,370
Secom Co. Ltd.	4,594	311,718
Securitas AB, Class B	10,782	85,521
TOPPAN Holdings, Inc.	5,403	129,254
Waste Management, Inc.	5,208	793,908

		3,793,686

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	4,802	172,970
Bouygues SA	4,180	146,456
Eiffage SA	1,611	153,359
Ferrovial SE	11,164	341,937
Kajima Corp.	9,123	148,560
Obayashi Corp.	13,982	123,175
Quanta Services, Inc.	2,052	383,868
Shimizu Corp.	12,101	84,174
Skanska AB, Class B	7,459	122,888
Taisei Corp.(x)	3,675	129,378
Vinci SA	11,651	1,293,638

		3,100,403

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	35,069	1,256,637
AMETEK, Inc.	3,260	481,698
Eaton Corp. plc	5,638	1,202,473
Emerson Electric Co.	8,075	779,803
Fuji Electric Co. Ltd.	2,777	125,359
Generac Holdings, Inc.*	879	95,776
Legrand SA	5,850	539,943
Mitsubishi Electric Corp.	41,942	518,942
Nidec Corp.	9,152	424,468
Prysmian SpA	5,757	232,203
Rockwell Automation, Inc.	1,623	463,967
Schneider Electric SE	11,930	1,979,987
Siemens Energy AG*	11,390	149,081
Vestas Wind Systems A/S*	22,142	475,706

		8,726,043

Ground Transportation (0.4%)
Aurizon Holdings Ltd.	40,353	90,548
Central Japan Railway Co.	15,760	383,349
CSX Corp.	28,351	871,793
East Japan Railway Co.	6,540	374,396
Grab Holdings Ltd., Class A*	41,073	145,398
Hankyu Hanshin Holdings, Inc.(x)	5,040	172,036
JB Hunt Transport Services, Inc.	1,154	217,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Keio Corp.(x)	2,260	$77,763
Keisei Electric Railway Co. Ltd.	2,843	98,546
Kintetsu Group Holdings Co. Ltd.(x)	3,964	112,416
MTR Corp. Ltd.	33,856	134,024
Norfolk Southern Corp.	3,208	631,751
Odakyu Electric Railway Co. Ltd.(x)	6,843	102,320
Old Dominion Freight Line, Inc.	1,266	517,971
Tobu Railway Co. Ltd.(x)	4,140	106,437
Tokyu Corp.	10,896	125,701
Union Pacific Corp.	8,612	1,753,662
West Japan Railway Co.	4,786	198,082

		6,113,745

Industrial Conglomerates (0.6%)
3M Co.	7,800	730,236
CK Hutchison Holdings Ltd.	58,648	313,800
DCC plc	2,165	121,748
General Electric Co.	15,379	1,700,148
Hikari Tsushin, Inc.(x)	445	67,819
Hitachi Ltd.	20,594	1,278,167
Honeywell International, Inc.	9,382	1,733,231
Investment AB Latour, Class B	3,246	57,266
Jardine Cycle & Carriage Ltd.	2,490	58,161
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	127,868
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	734	34,072
Keppel Corp. Ltd.	32,225	160,300
Lifco AB, Class B	5,110	89,777
Siemens AG (Registered)	16,660	2,389,486
Smiths Group plc	7,667	151,496
Toshiba Corp.*	1,856	57,168

		9,070,743

Machinery (1.2%)
Alfa Laval AB	6,343	218,177
Alstom SA	6,278	150,006
Atlas Copco AB, Class A	58,887	793,654
Atlas Copco AB, Class B	34,223	401,572
Caterpillar, Inc.	7,209	1,968,057
CNH Industrial NV	22,436	273,734
Cummins, Inc.	2,002	457,377
Daifuku Co. Ltd.(x)	6,673	126,347
Daimler Truck Holding AG	10,826	375,651
Deere & Co.	3,853	1,454,045
Dover Corp.	1,976	275,672
Epiroc AB, Class A	14,449	275,079
Epiroc AB, Class B	8,549	137,090
FANUC Corp.	20,883	544,014
Fortive Corp.	4,974	368,872
GEA Group AG	3,363	124,301
Hitachi Construction Machinery Co. Ltd.(x)	2,369	72,066
Hoshizaki Corp.	2,395	83,258
Husqvarna AB, Class B(x)	7,666	58,757
IDEX Corp.	1,068	222,165
Illinois Tool Works, Inc.	3,888	895,445
Indutrade AB	5,990	111,131
Ingersoll Rand, Inc.	5,714	364,096
Knorr-Bremse AG	1,590	101,164
Komatsu Ltd.	19,995	540,951
Kone OYJ, Class B	7,452	314,515
Kubota Corp.	22,168	326,942
Kurita Water Industries Ltd.(x)	2,288	79,829
Makita Corp.	4,853	119,896
Metso OYJ	14,539	153,006
Minebea Mitsumi, Inc.(x)	7,950	129,884
MISUMI Group, Inc.	6,212	97,125
Mitsubishi Heavy Industries Ltd.	6,985	390,102
NGK Insulators Ltd.	5,052	67,004
Nordson Corp.	765	170,725
Otis Worldwide Corp.	5,818	467,244
PACCAR, Inc.	7,387	628,043
Parker-Hannifin Corp.	1,813	706,200
Pentair plc	2,333	151,062
Rational AG	112	71,047
Sandvik AB	23,378	431,375
Schindler Holding AG	893	178,532
Schindler Holding AG (Registered)	515	99,472
Seatrium Ltd.*	972,129	95,293
SKF AB, Class B	7,471	124,556
SMC Corp.	1,289	577,738
Snap-on, Inc.	748	190,785
Spirax-Sarco Engineering plc	1,617	187,939
Stanley Black & Decker, Inc.	2,165	180,951
Techtronic Industries Co. Ltd.	30,226	293,346
Toyota Industries Corp.	3,169	249,699
VAT Group AG(m)	592	212,780
Volvo AB, Class A	4,390	91,371
Volvo AB, Class B	33,083	683,126
Wartsila OYJ Abp	10,378	118,005
Westinghouse Air Brake Technologies Corp.	2,531	268,969
Xylem, Inc.	3,403	309,775
Yaskawa Electric Corp.	5,237	189,063

		18,748,080

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	66	117,228
AP Moller - Maersk A/S, Class B	106	191,356
Kawasaki Kisen Kaisha Ltd.(x)	2,951	100,789
Kuehne + Nagel International AG (Registered)	1,191	339,598
Mitsui OSK Lines Ltd.(x)	7,394	203,355
Nippon Yusen KK(x)	10,488	272,727
SITC International Holdings Co. Ltd.	29,800	50,079

		1,275,132

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	1,797	66,633
American Airlines Group, Inc.*	9,232	118,262
ANA Holdings, Inc.(x)*	3,490	73,167
Delta Air Lines, Inc.	9,092	336,404
Deutsche Lufthansa AG (Registered)*	13,104	103,990
Japan Airlines Co. Ltd.	3,115	60,616
Qantas Airways Ltd.*	18,524	61,694
Singapore Airlines Ltd.	32,608	154,095
Southwest Airlines Co.	8,416	227,821
United Airlines Holdings, Inc.*	4,634	196,018

		1,398,700

Professional Services (0.6%)
Adecco Group AG (Registered)	3,508	144,712
Automatic Data Processing, Inc.	5,822	1,400,657
BayCurrent Consulting, Inc.	2,891	96,689
Broadridge Financial Solutions, Inc.	1,669	298,834
Bureau Veritas SA	6,466	160,719
Ceridian HCM Holding, Inc.*	2,198	149,134
Computershare Ltd.	12,574	209,872
Equifax, Inc.	1,734	317,634
Experian plc	20,170	662,239
Intertek Group plc	3,538	177,503
Jacobs Solutions, Inc.	1,779	242,834
Leidos Holdings, Inc.	1,940	178,790
Paychex, Inc.	4,534	522,906
Paycom Software, Inc.	696	180,452
Persol Holdings Co. Ltd.	40,200	65,476
Randstad NV	2,420	134,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Recruit Holdings Co. Ltd.	31,479	$970,869
RELX plc (London Stock Exchange)	4,207	142,440
RELX plc (Euronext Amsterdam)	37,306	1,264,109
Robert Half, Inc.	1,513	110,873
SGS SA (Registered)	3,287	276,577
Teleperformance SE	1,296	163,601
Verisk Analytics, Inc., Class A	2,049	484,056
Wolters Kluwer NV	5,646	684,373

		9,039,366

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	3,827	239,838
Ashtead Group plc	9,607	586,309
Beijer Ref AB, Class B(x)	8,438	89,203
Brenntag SE	3,218	249,996
Bunzl plc	7,410	264,538
Fastenal Co.	8,073	441,109
IMCD NV	1,249	158,461
ITOCHU Corp.(x)	25,704	929,844
Marubeni Corp.	31,133	485,828
Mitsubishi Corp.	24,899	1,187,634
Mitsui & Co. Ltd.	28,439	1,032,017
MonotaRO Co. Ltd.	5,536	59,290
Reece Ltd.	4,956	59,364
Sumitomo Corp.	22,489	449,058
Toyota Tsusho Corp.	4,589	270,077
United Rentals, Inc.	965	429,010
WW Grainger, Inc.	629	435,167

		7,366,743

Transportation Infrastructure (0.1%)
Aena SME SA(m)	1,644	247,856
Aeroports de Paris SA	651	77,017
Auckland International Airport Ltd.	27,445	130,113
Getlink SE	7,837	125,196
Transurban Group	67,542	551,078

		1,131,260

Total Industrials		93,471,586

Information Technology (10.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	3,543	651,664
Cisco Systems, Inc.	57,584	3,095,716
F5, Inc.*	838	135,035
Juniper Networks, Inc.	4,541	126,194
Motorola Solutions, Inc.	2,360	642,487
Nokia OYJ	117,317	442,551
Telefonaktiebolaget LM Ericsson, Class B(x)	62,586	305,496

		5,399,143

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,428	707,868
Azbil Corp.(x)	2,483	76,065
CDW Corp.	1,894	382,133
Corning, Inc.	10,848	330,539
Halma plc	8,323	196,853
Hamamatsu Photonics KK	3,081	129,866
Hexagon AB, Class B	45,522	389,074
Hirose Electric Co. Ltd.(x)	638	73,944
Ibiden Co. Ltd.(x)	2,491	132,751
Keyence Corp.	4,259	1,581,735
Keysight Technologies, Inc.*	2,520	333,421
Kyocera Corp.	6,905	350,564
Murata Manufacturing Co. Ltd.	37,405	684,323
Omron Corp.(x)	3,822	170,512
Shimadzu Corp.(x)	5,178	137,627
TDK Corp.	8,455	313,555
TE Connectivity Ltd.	4,436	547,979
Teledyne Technologies, Inc.*	665	271,706
Trimble, Inc.*	3,509	188,995
Yokogawa Electric Corp.	5,010	96,837
Zebra Technologies Corp., Class A*	725	171,484

		7,267,831

IT Services (0.6%)
Accenture plc, Class A	8,914	2,737,579
Akamai Technologies, Inc.*	2,147	228,741
Bechtle AG	1,795	83,957
Capgemini SE	3,615	633,681
Cognizant Technology Solutions Corp., Class A	7,136	483,393
DXC Technology Co.*	2,899	60,386
EPAM Systems, Inc.*	819	209,410
Fujitsu Ltd.	3,875	456,371
Gartner, Inc.*	1,114	382,782
International Business Machines Corp.	12,873	1,806,082
NEC Corp.	5,314	293,756
Nomura Research Institute Ltd.	8,458	220,336
NTT Data Group Corp.	13,808	185,212
Obic Co. Ltd.	1,523	231,192
Otsuka Corp.	2,522	106,861
SCSK Corp.	3,414	59,603
TIS, Inc.	4,750	104,669
VeriSign, Inc.*	1,268	256,808
Wix.com Ltd.*	1,183	108,599

		8,649,418

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	22,831	2,347,483
Advantest Corp.(x)	16,720	467,788
Analog Devices, Inc.	7,085	1,240,513
Applied Materials, Inc.	11,866	1,642,848
ASM International NV	1,030	432,865
ASML Holding NV	8,837	5,223,626
BE Semiconductor Industries NV	1,690	166,168
Broadcom, Inc.	5,832	4,843,943
Disco Corp.	1,998	368,742
Enphase Energy, Inc.*	1,926	231,409
First Solar, Inc.*	1,509	243,839
Infineon Technologies AG	28,630	949,087
Intel Corp.	59,180	2,103,849
KLA Corp.	1,932	886,131
Lam Research Corp.	1,884	1,180,835
Lasertec Corp.	1,663	258,953
Microchip Technology, Inc.	7,692	600,361
Micron Technology, Inc.	15,477	1,052,900
Monolithic Power Systems, Inc.	675	311,850
NVIDIA Corp.	34,904	15,182,891
NXP Semiconductors NV	3,643	728,308
ON Semiconductor Corp.*	6,097	566,716
Qorvo, Inc.*	1,383	132,035
QUALCOMM, Inc.	15,770	1,751,416
Renesas Electronics Corp.*	27,896	426,635
Rohm Co. Ltd.(x)	7,568	142,660
Skyworks Solutions, Inc.	2,252	222,025
SolarEdge Technologies, Inc.*	799	103,478
STMicroelectronics NV	14,983	649,234
SUMCO Corp.	7,689	100,280
Teradyne, Inc.	2,176	218,601
Texas Instruments, Inc.	12,830	2,040,098
Tokyo Electron Ltd.	10,262	1,403,609

		48,221,176

Software (3.7%)
Adobe, Inc.*	6,441	3,284,266
ANSYS, Inc.*	1,227	365,094
Autodesk, Inc.*	3,020	624,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cadence Design Systems, Inc.*	3,841	$899,946
Check Point Software Technologies Ltd.*	2,052	273,491
CyberArk Software Ltd.*	916	150,013
Dassault Systemes SE	14,690	548,167
Fair Isaac Corp.*	352	305,723
Fortinet, Inc.*	9,211	540,501
Gen Digital, Inc.	7,951	140,574
Intuit, Inc.	3,958	2,022,301
Microsoft Corp.	104,991	33,150,908
Monday.com Ltd.*	476	75,789
Nemetschek SE	1,266	77,471
Nice Ltd.*	1,669	282,272
Oracle Corp.	831	61,724
Oracle Corp. (Moscow Stock Exchange)	22,246	2,356,296
Palo Alto Networks, Inc.*	4,322	1,013,250
PTC, Inc.*	1,679	237,881
Roper Technologies, Inc.	1,508	730,294
Sage Group plc (The)	22,475	271,201
Salesforce, Inc.*	13,764	2,791,064
SAP SE	22,891	2,972,429
ServiceNow, Inc.*	2,883	1,611,482
Synopsys, Inc.*	2,150	986,786
Temenos AG (Registered)	1,398	98,388
Trend Micro, Inc.	2,891	109,651
Tyler Technologies, Inc.*	595	229,753
WiseTech Global Ltd.	3,638	152,155
Xero Ltd.*	3,153	227,920

		56,591,658

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	207,672	35,555,523
Brother Industries Ltd.	4,980	80,262
Canon, Inc.(x)	21,956	529,653
FUJIFILM Holdings Corp.	8,102	469,400
Hewlett Packard Enterprise Co.	18,250	317,002
HP, Inc.	12,260	315,082
Logitech International SA (Registered)	3,605	249,221
NetApp, Inc.	2,979	226,046
Ricoh Co. Ltd.(x)	11,825	102,116
Seagate Technology Holdings plc	2,725	179,714
Seiko Epson Corp.	6,185	97,241
Western Digital Corp.*	4,521	206,293

		38,327,553

Total Information Technology		164,456,779

Materials (2.4%)
Chemicals (1.2%)
Air Liquide SA	11,482	1,940,353
Air Products and Chemicals, Inc.	3,139	889,593
Akzo Nobel NV	3,740	270,778
Albemarle Corp.	1,658	281,926
Arkema SA	1,316	130,174
Asahi Kasei Corp.	27,006	169,854
BASF SE	19,596	889,833
Celanese Corp., Class A	1,414	177,485
CF Industries Holdings, Inc.	2,726	233,727
Chr Hansen Holding A/S	2,312	141,713
Clariant AG (Registered)	4,730	74,928
Corteva, Inc.	10,029	513,084
Covestro AG(m)*	4,235	228,619
Croda International plc	3,061	183,562
Dow, Inc.	9,935	512,249
DSM-Firmenich AG	4,077	345,393
DuPont de Nemours, Inc.	6,487	483,865
Eastman Chemical Co.	1,675	128,506
Ecolab, Inc.	3,585	607,299
EMS-Chemie Holding AG (Registered)	154	104,814
Evonik Industries AG	4,597	84,203
FMC Corp.	1,762	118,001
Givaudan SA (Registered)	202	660,718
ICL Group Ltd.	19,919	110,031
International Flavors & Fragrances, Inc.	3,607	245,889
Johnson Matthey plc	4,022	79,890
JSR Corp.	3,869	104,000
Linde plc	6,895	2,567,353
LyondellBasell Industries NV, Class A	3,619	342,719
Mitsubishi Chemical Group Corp.	27,587	174,025
Mitsui Chemicals, Inc.	3,694	95,835
Mosaic Co. (The)	4,695	167,142
Nippon Paint Holdings Co. Ltd.	20,816	140,129
Nippon Sanso Holdings Corp.	3,815	90,499
Nissan Chemical Corp.(x)	2,778	118,210
Nitto Denko Corp.	3,099	203,393
Novozymes A/S, Class B	4,484	180,963
OCI NV	2,313	64,535
Orica Ltd.	9,985	100,085
PPG Industries, Inc.	3,328	431,974
Sherwin-Williams Co. (The)	3,343	852,632
Shin-Etsu Chemical Co. Ltd.	39,463	1,146,867
Sika AG (Registered)	3,209	817,193
Solvay SA	1,625	180,136
Sumitomo Chemical Co. Ltd.(x)	30,376	82,729
Symrise AG, Class A	2,911	277,974
Toray Industries, Inc.	30,054	156,464
Tosoh Corp.	5,549	71,219
Umicore SA	4,591	108,969
Wacker Chemie AG	400	57,366
Yara International ASA	3,630	137,542

		18,276,440

Construction Materials (0.2%)
CRH plc	15,908	881,573
Heidelberg Materials AG	3,175	246,790
Holcim AG	11,427	733,795
James Hardie Industries plc (ADR)*	9,648	253,028
Martin Marietta Materials, Inc.	874	358,759
Vulcan Materials Co.	1,877	379,191

		2,853,136

Containers & Packaging (0.1%)
Amcor plc	20,793	190,464
Avery Dennison Corp.	1,139	208,061
Ball Corp.	4,452	221,621
International Paper Co.	4,889	173,413
Packaging Corp. of America	1,270	195,008
Sealed Air Corp.	2,040	67,034
SIG Group AG	6,704	165,815
Smurfit Kappa Group plc(x)	5,642	188,256
Westrock Co.	3,621	129,632

		1,539,304

Metals & Mining (0.8%)
Anglo American plc	27,858	770,033
Antofagasta plc	8,645	150,728
ArcelorMittal SA	11,219	282,002
BHP Group Ltd. (ASE Stock Exchange)	59,864	1,703,163
BHP Group Ltd. (London Stock Exchange)	51,187	1,461,094
BlueScope Steel Ltd.	9,987	124,827
Boliden AB	5,996	172,572
Endeavour Mining plc	4,065	78,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Fortescue Metals Group Ltd.	37,129	$499,404
Freeport-McMoRan, Inc.	20,258	755,421
Glencore plc	230,895	1,323,779
IGO Ltd.	14,941	121,616
JFE Holdings, Inc.	10,580	155,118
Mineral Resources Ltd.	3,837	166,843
Newcrest Mining Ltd.	19,606	309,091
Newmont Corp.	11,230	414,948
Nippon Steel Corp.(x)	18,337	430,080
Norsk Hydro ASA	29,086	182,728
Northern Star Resources Ltd.	25,215	169,577
Nucor Corp.	3,514	549,414
Pilbara Minerals Ltd.	59,155	163,545
Rio Tinto Ltd.	8,138	594,131
Rio Tinto plc	24,681	1,558,061
South32 Ltd.	99,648	217,193
Steel Dynamics, Inc.	2,200	235,884
Sumitomo Metal Mining Co. Ltd.	5,350	157,486
voestalpine AG	2,544	69,500

		12,816,899

Paper & Forest Products (0.1%)
Holmen AB, Class B	2,057	80,167
Mondi plc	10,645	178,260
Oji Holdings Corp.(x)	18,702	78,718
Stora Enso OYJ, Class R	12,754	160,327
Svenska Cellulosa AB SCA, Class B	13,282	182,291
UPM-Kymmene OYJ	11,703	401,751

		1,081,514

Total Materials		36,567,293

Real Estate (1.3%)
Diversified REITs (0.0%)†
Daiwa House REIT Investment Corp. (REIT)	48	84,732
GPT Group (The) (REIT)	41,994	105,300
Land Securities Group plc (REIT)	15,444	111,137
Mirvac Group (REIT)	86,503	118,465
Nomura Real Estate Master Fund, Inc. (REIT)(x)	93	104,177
Stockland (REIT)	52,333	131,898

		655,709

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	7,730	141,923
Ventas, Inc. (REIT)	5,686	239,551
Welltower, Inc. (REIT)	7,330	600,474

		981,948

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	10,055	161,584

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	81,934	164,827
GLP J-REIT (REIT)	103	92,151
Goodman Group (REIT)	37,173	512,663
Mapletree Logistics Trust (REIT)	75,954	93,345
Nippon Prologis REIT, Inc. (REIT)	50	93,416
Prologis, Inc. (REIT)	13,055	1,464,902
Segro plc (REIT)	25,506	223,876
Warehouses De Pauw CVA (REIT)	3,632	90,008

		2,735,188

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,200	220,220
Boston Properties, Inc. (REIT)	2,039	121,280
Covivio SA (REIT)	1,107	49,273
Dexus (REIT)	23,579	110,669
Gecina SA (REIT)	1,008	103,107
Japan Real Estate Investment Corp. (REIT)(x)	28	109,234
Nippon Building Fund, Inc. (REIT)	34	137,875

		851,658

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	1,101	56,402
CapitaLand Investment Ltd.	57,035	129,341
CBRE Group, Inc., Class A*	4,378	323,359
City Developments Ltd.	10,812	52,280
CK Asset Holdings Ltd.	43,220	227,664
CoStar Group, Inc.*	5,770	443,655
Daito Trust Construction Co. Ltd.	1,318	138,909
Daiwa House Industry Co. Ltd.	12,835	344,838
ESR Group Ltd.(m)	48,058	67,506
Fastighets AB Balder, Class B*	14,293	64,495
Hang Lung Properties Ltd.	39,286	53,780
Henderson Land Development Co. Ltd.	31,605	83,341
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,219	84,766
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	94	336
Hulic Co. Ltd.	8,386	75,252
LEG Immobilien SE*	1,625	112,256
Lendlease Corp. Ltd.	15,112	69,763
Mitsubishi Estate Co. Ltd.	24,406	319,283
Mitsui Fudosan Co. Ltd.	19,290	425,196
New World Development Co. Ltd.	32,648	63,537
Nomura Real Estate Holdings, Inc.	2,326	58,415
Sagax AB, Class B	4,324	82,518
Sino Land Co. Ltd.	80,597	90,879
Sumitomo Realty & Development Co. Ltd.	6,256	162,679
Sun Hung Kai Properties Ltd.	31,776	340,039
Swire Pacific Ltd., Class A	9,172	61,901
Swire Properties Ltd.	25,735	53,698
Swiss Prime Site AG (Registered)	1,682	154,262
UOL Group Ltd.	10,188	47,847
Vonovia SE	16,075	387,663
Wharf Real Estate Investment Co. Ltd.	36,736	141,907

		4,717,767

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,007	344,682
Camden Property Trust (REIT)	1,508	142,627
Equity Residential (REIT)	4,874	286,152
Essex Property Trust, Inc. (REIT)	907	192,366
Invitation Homes, Inc. (REIT)	8,128	257,576
Mid-America Apartment Communities, Inc. (REIT)	1,648	212,015
UDR, Inc. (REIT)	4,283	152,775

		1,588,193

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	116,333	157,437
Federal Realty Investment Trust (REIT)	1,036	93,893
Japan Metropolitan Fund Invest (REIT)	153	99,311
Kimco Realty Corp. (REIT)	8,759	154,071
Klepierre SA (REIT)	4,716	115,824
Link REIT (REIT)	55,492	272,112
Mapletree Pan Asia Commercial Trust (REIT)	51,386	53,754
Realty Income Corp. (REIT)	10,015	500,149
Regency Centers Corp. (REIT)	2,321	137,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Scentre Group (REIT)	113,786	$179,970
Simon Property Group, Inc. (REIT)	4,623	499,423
Unibail-Rodamco-Westfield (REIT)*	2,591	128,064
Vicinity Ltd. (REIT)	84,828	92,445

		2,484,413

Specialized REITs (0.3%)
American Tower Corp. (REIT)	6,587	1,083,232
Crown Castle, Inc. (REIT)	6,128	563,960
Digital Realty Trust, Inc. (REIT)	4,277	517,603
Equinix, Inc. (REIT)	1,323	960,842
Extra Space Storage, Inc. (REIT)	2,985	362,916
Iron Mountain, Inc. (REIT)	4,124	245,172
Public Storage (REIT)	2,236	589,231
SBA Communications Corp. (REIT), Class A	1,531	306,460
VICI Properties, Inc. (REIT), Class A	14,320	416,712
Weyerhaeuser Co. (REIT)	10,326	316,595

		5,362,723

Total Real Estate		19,539,183

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA	541	69,037
Alliant Energy Corp.	3,571	173,015
American Electric Power Co., Inc.	7,279	547,526
BKW AG	463	81,690
Chubu Electric Power Co., Inc.	13,951	178,028
CK Infrastructure Holdings Ltd.	13,561	64,160
CLP Holdings Ltd.	36,183	267,759
Constellation Energy Corp.	4,544	495,660
Duke Energy Corp.	10,890	961,151
Edison International	5,416	342,779
EDP - Energias de Portugal SA	68,801	286,304
Elia Group SA/NV	645	63,180
Endesa SA	6,963	141,895
Enel SpA	178,301	1,097,121
Entergy Corp.	2,988	276,390
Evergy, Inc.	3,245	164,522
Eversource Energy	4,932	286,796
Exelon Corp.	14,063	531,441
FirstEnergy Corp.	7,292	249,241
Fortum OYJ	9,835	114,327
Iberdrola SA	133,464	1,495,006
Kansai Electric Power Co., Inc. (The)	15,304	212,755
Mercury NZ Ltd.	15,201	55,575
NextEra Energy, Inc.	28,597	1,638,322
NRG Energy, Inc.	3,237	124,689
Origin Energy Ltd.	37,767	213,199
Orsted A/S(m)	4,147	226,383
PG&E Corp.*	29,551	476,658
Pinnacle West Capital Corp.	1,601	117,962
Power Assets Holdings Ltd.	30,160	145,967
PPL Corp.	10,415	245,377
Redeia Corp. SA	8,896	140,092
Southern Co. (The)	15,410	997,335
SSE plc	23,906	469,600
Terna - Rete Elettrica Nazionale	30,844	232,443
Tokyo Electric Power Co. Holdings, Inc.*	33,450	149,701
Verbund AG	1,493	121,621
Xcel Energy, Inc.	7,793	445,915

		13,900,622

Gas Utilities (0.1%)
APA Group	27,607	147,324
Atmos Energy Corp.	2,097	222,135
Enagas SA(x)	5,456	90,448
Hong Kong & China Gas Co. Ltd.	245,452	171,137
Naturgy Energy Group SA	2,763	75,250
Osaka Gas Co. Ltd.	8,127	133,891
Snam SpA	44,208	207,941
Tokyo Gas Co. Ltd.	8,540	193,785

		1,241,911

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	9,462	143,822
Corp. ACCIONA Energias Renovables SA	1,444	37,251
EDP Renovaveis SA	6,734	110,459
Meridian Energy Ltd.	28,315	87,229
RWE AG	13,863	515,182

		893,943

Multi-Utilities (0.4%)
Ameren Corp.	3,712	277,769
CenterPoint Energy, Inc.	8,919	239,475
Centrica plc	121,983	229,870
CMS Energy Corp.	4,122	218,919
Consolidated Edison, Inc.	4,874	416,873
Dominion Energy, Inc.	11,824	528,178
DTE Energy Co.	2,913	289,203
E.ON SE	49,219	582,812
Engie SA	40,041	615,104
National Grid plc	80,723	965,203
NiSource, Inc.	5,839	144,107
Public Service Enterprise Group, Inc.	7,052	401,329
Sembcorp Industries Ltd.	19,200	71,491
Sempra	8,892	604,923
Veolia Environnement SA	14,901	432,135
WEC Energy Group, Inc.	4,457	359,011

		6,376,402

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,750	340,532
Severn Trent plc	5,530	159,570
United Utilities Group plc	14,949	172,945

		673,047

Total Utilities		23,085,925

Total Common Stocks (55.1%) (Cost $471,056,014)		830,574,952

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.8%)
FHLB
2.500%, 2/13/24	$2,250,000	2,225,082
3.250%, 11/16/28	5,940,000	5,567,771
FNMA
1.875%, 9/24/26	8,398,000	7,711,709
7.250%, 5/15/30	10,000,000	11,386,177

Total U.S. Government Agency Securities		26,890,739

U.S. Treasury Obligations (36.0%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	8,908,841
6.125%, 11/15/27	18,708,100	19,705,848
5.250%, 11/15/28	15,054,100	15,455,400
U.S. Treasury Notes
0.500%, 3/31/25	4,523,300	4,215,194
2.125%, 5/15/25	11,422,700	10,879,354
2.000%, 8/15/25#	28,925,400	27,327,685
0.250%, 8/31/25	16,111,000	14,697,311

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 11/15/25	$3,495,500	$3,302,378
0.375%, 12/31/25	9,925,800	8,970,989
0.375%, 1/31/26	14,152,800	12,739,742
1.625%, 2/15/26	12,939,100	11,985,131
0.500%, 2/28/26	6,797,400	6,117,955
0.750%, 4/30/26	3,326,000	2,995,732
0.750%, 5/31/26	24,585,400	22,074,518
1.500%, 8/15/26	22,287,200	20,315,685
0.750%, 8/31/26	6,812,400	6,066,202
0.875%, 9/30/26	6,837,700	6,101,596
2.000%, 11/15/26	45,228,500	41,601,414
1.250%, 12/31/26	8,201,200	7,346,308
1.500%, 1/31/27	6,580,200	5,924,977
2.250%, 2/15/27	12,890,700	11,896,250
1.875%, 2/28/27	6,847,700	6,232,986
2.375%, 5/15/27	26,341,100	24,293,440
2.250%, 8/15/27	24,314,100	22,223,238
2.250%, 11/15/27	24,429,600	22,218,873
3.875%, 12/31/27	9,807,700	9,508,741
2.750%, 2/15/28	5,963,500	5,516,482
4.000%, 2/29/28	9,855,300	9,603,147
3.500%, 4/30/28	18,603,400	17,737,138
2.875%, 5/15/28	8,942,200	8,287,412
3.625%, 5/31/28	7,186,600	6,890,207
4.000%, 6/30/28	4,387,500	4,271,405
2.875%, 8/15/28	1,412,600	1,304,482
4.375%, 8/31/28	7,191,400	7,121,786
3.125%, 11/15/28	3,406,400	3,172,596
2.625%, 2/15/29	7,103,500	6,426,615
2.375%, 5/15/29	7,176,400	6,377,973
1.625%, 8/15/29	5,349,800	4,540,640
1.500%, 2/15/30	4,863,300	4,033,147
0.625%, 5/15/30	21,873,000	16,931,218
0.625%, 8/15/30	15,094,900	11,586,480
1.625%, 5/15/31	13,136,200	10,664,833
1.250%, 8/15/31	12,066,000	9,430,274
1.375%, 11/15/31	9,648,000	7,561,427
1.875%, 2/15/32	11,983,700	9,735,777
2.875%, 5/15/32	11,419,200	10,024,465
2.750%, 8/15/32	8,043,500	6,964,955
4.125%, 11/15/32	6,754,400	6,515,437
3.500%, 2/15/33	5,397,700	4,954,143
3.375%, 5/15/33	7,338,500	6,657,739
3.875%, 8/15/33	3,282,600	3,102,073

Total U.S. Treasury Obligations		542,517,639

Total Long-Term Debt Securities (37.8%) (Cost $626,353,022)		569,408,378

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	50,000	50,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	50,000	50,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	655,994	655,994

Total Investment Companies		755,994

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (2.8%)
U.S. Treasury Bills
3.19%, 10/5/23(p)	$12,620,800	12,615,217
5.22%, 12/14/23(p)	31,469,700	31,131,105

Total U.S. Treasury Obligations		43,746,322

Total Short-Term Investments (2.9%) (Cost $44,495,663)		44,502,316

Total Investments in Securities (95.8%) (Cost $1,141,904,699)		1,444,485,646
Other Assets Less Liabilities (4.2%)		63,698,106

Net Assets (100%)		$1,508,183,752

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $18,852,772.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $4,225,542 or 0.3% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $9,121,762. This was collateralized by $8,887,340 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/3/23 - 5/15/53 and by cash of $755,994 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.2
France	2.2
Germany	1.8
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	4.9
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.3
United Arab Emirates	0.0	#
United Kingdom	2.5
United States	76.0
Cash and Other	4.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	24	12/2023	USD	2,449,800	(39,935)
Russell 2000 E-Mini Index	693	12/2023	USD	62,321,490	(2,558,518)
S&P 500 E-Mini Index	125	12/2023	USD	27,034,375	(944,021)
S&P Midcap 400 E-Mini Index	251	12/2023	USD	63,262,040	(2,038,122)

					(5,580,596)

Short Contracts
EURO STOXX 50 Index	(449)	12/2023	EUR	(19,956,609)	344,365
FTSE 100 Index	(59)	12/2023	GBP	(5,522,038)	10,468
SPI 200 Index	(155)	12/2023	AUD	(17,654,282)	400,023
TOPIX Index	(22)	12/2023	JPY	(3,420,570)	13,858
U.S. Treasury 2 Year Note	(80)	12/2023	USD	(16,216,875)	44,026
U.S. Treasury 5 Year Note	(66)	12/2023	USD	(6,953,719)	62,285
U.S. Treasury 10 Year Note	(141)	12/2023	USD	(15,236,812)	280,796

					1,155,821

					(4,424,775)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,700,790	EUR	8,138,577	Barclays Bank plc	10/12/2023	93,104
USD	41,865,855	EUR	38,861,548	BNP Paribas	10/12/2023	764,318
USD	3,959,648	EUR	3,731,801	Deutsche Bank AG	10/12/2023	12,745
USD	302,002	EUR	272,503	JPMorgan Chase Bank	10/12/2023	13,792
USD	29,061,547	EUR	26,390,869	Morgan Stanley	10/12/2023	1,149,503
USD	19,254,567	JPY	2,833,711,947	Bank of America	10/19/2023	239,130
USD	2,190,201	JPY	324,897,335	Barclays Bank plc	10/19/2023	9,999
USD	1,628,232	JPY	233,528,660	Morgan Stanley	10/19/2023	61,153
NZD	7,035,055	USD	4,179,808	Barclays Bank plc	10/27/2023	36,672
NZD	35,467,139	USD	21,072,162	Morgan Stanley	10/27/2023	185,163
USD	9,254,904	AUD	14,281,377	Bank of America	11/8/2023	60,627
USD	12,769,554	AUD	19,729,515	HSBC Bank plc	11/8/2023	67,795
USD	39,491,589	CHF	35,217,217	Bank of America	11/16/2023	830,837
USD	5,650,881	CHF	5,134,468	Morgan Stanley	11/16/2023	14,365
NOK	34,289,003	USD	3,183,493	Bank of America	12/7/2023	27,989
SEK	49,633,601	USD	4,528,317	Goldman Sachs Bank USA	12/7/2023	28,156
SEK	170,141,042	USD	15,432,819	Morgan Stanley	12/7/2023	186,504

Total unrealized appreciation						3,781,852

USD	1,362,485	HKD	10,669,500	JPMorgan Chase Bank	10/4/2023	(20)
EUR	12,549,003	USD	13,617,463	Bank of America	10/12/2023	(345,132)
EUR	21,277,795	USD	22,549,082	Barclays Bank plc	10/12/2023	(44,830)
EUR	5,826,691	USD	6,430,214	Goldman Sachs Bank USA	10/12/2023	(267,671)
EUR	272,503	USD	300,117	JPMorgan Chase Bank	10/12/2023	(11,907)
JPY	2,174,808,370	USD	14,611,783	Barclays Bank plc	10/19/2023	(17,875)
JPY	701,779,077	USD	4,780,086	BNP Paribas	10/19/2023	(70,844)
USD	5,605,146	NZD	9,472,717	Bank of America	10/27/2023	(72,353)
USD	16,337,034	NZD	27,793,695	Barclays Bank plc	10/27/2023	(321,192)
USD	4,151,595	NZD	6,962,352	BNP Paribas	10/27/2023	(21,309)
AUD	34,700,783	USD	22,425,654	Goldman Sachs Bank USA	11/8/2023	(85,470)
USD	19,003,224	AUD	29,746,398	Bank of America	11/8/2023	(147,353)
USD	1,343,700	AUD	2,091,841	BNP Paribas	11/8/2023	(3,016)
CHF	5,226,720	USD	5,854,636	Bank of America	11/16/2023	(116,847)
CHF	6,256,613	USD	6,884,870	Barclays Bank plc	11/16/2023	(16,486)
GBP	2,629,599	USD	3,258,454	Barclays Bank plc	11/17/2023	(49,230)
GBP	7,737,570	USD	9,481,843	Deutsche Bank AG	11/17/2023	(38,730)
GBP	598,717	USD	746,109	JPMorgan Chase Bank	11/17/2023	(15,421)
USD	2,030,747	GBP	1,666,414	Goldman Sachs Bank USA	11/17/2023	(2,984)

Total unrealized depreciation						(1,648,670)

Net unrealized appreciation						2,133,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$45,392,546	$12,956,121	$—		$58,348,667
Consumer Discretionary	54,288,586	38,788,311	—		93,076,897
Consumer Staples	33,639,757	31,249,446	—		64,889,203
Energy	23,851,345	15,420,572	—		39,271,917
Financials	65,123,164	61,664,307	—		126,787,471
Health Care	68,095,113	42,984,918	—	(a)	111,080,031
Industrials	42,634,462	50,837,124	—		93,471,586
Information Technology	140,080,470	24,376,309	—		164,456,779
Materials	12,432,294	24,134,999	—		36,567,293
Real Estate	12,138,126	7,401,057	—		19,539,183
Utilities	12,261,055	10,824,870	—		23,085,925
Forward Currency Contracts	—	3,781,852	—		3,781,852
Futures	1,155,821	—	—		1,155,821
Short-Term Investments
Investment Companies	755,994	—	—		755,994
U.S. Treasury Obligations	—	43,746,322	—		43,746,322
U.S. Government Agency Securities	—	26,890,739	—		26,890,739
U.S. Treasury Obligations	—	542,517,639	—		542,517,639

Total Assets	$511,848,733	$937,574,586	$—		$1,449,423,319

Liabilities:
Forward Currency Contracts	$—	$(1,648,670)	$—		$(1,648,670)
Futures	(5,580,596)	—	—		(5,580,596)

Total Liabilities	$(5,580,596)	$(1,648,670)	$—		$(7,229,266)

Total	$506,268,137	$935,925,916	$—		$1,442,194,053

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$428,512,348
Aggregate gross unrealized depreciation	(132,721,110)

Net unrealized appreciation	$295,791,238

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,146,402,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.5%)
Affirm Asset Securitization Trust,
Series 2021-Z1 A
1.070%, 8/15/25§	$214,327	$212,388
Series 2022-X1 A
1.750%, 2/15/27§	249,826	244,357
AGL CLO 12 Ltd.,
Series 2021-12A A1
6.748%, 7/20/34(l)§	3,900,765	3,866,848
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	708,441	701,172
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§	2,787,803	2,751,440
BHG Securitization Trust,
Series 2022-A A
1.710%, 2/20/35§	188,506	181,771
Brex Commercial Charge Card Master Trust,
Series 2022-1 A
4.630%, 7/15/25§	2,436,000	2,402,152
CarMax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,080,156
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	986,308	923,345
Series 2021-N2 B
0.750%, 3/10/28	202,168	187,813
Series 2021-N3 C
1.020%, 6/12/28	361,659	333,556
Chase Auto Credit Linked Notes,
Series 2021-1 B
0.875%, 9/25/28§	806,065	786,014
Series 2021-2 B
0.889%, 12/26/28§	745,309	723,892
CNH Equipment Trust,
Series 2022-C A2
5.420%, 7/15/26	1,917,375	1,912,042
CPS Auto Receivables Trust,
Series 2022-A B
1.700%, 4/16/29§	2,047,439	2,023,136
Series 2023-A A
5.540%, 3/16/26§	689,033	687,905
Donlen Fleet Lease Funding LLC,
Series 2021-2 C
1.200%, 12/11/34§	1,678,000	1,604,766
Drive Auto Receivables Trust,
Series 2021-1 C
1.020%, 6/15/27	428,745	424,113
Dryden 78 CLO Ltd.,
Series 2020-78A C
7.520%, 4/17/33(l)§	2,120,000	2,095,459
Series 2020-78A D
8.570%, 4/17/33(l)§	850,000	800,844
DT Auto Owner Trust,
Series 2021-2A C
1.100%, 2/16/27§	1,050,000	1,027,779
Series 2023-1A A
5.480%, 4/15/27§	1,431,650	1,429,352
Elevation CLO Ltd.,
Series 2020-11A C
7.770%, 4/15/33(l)§	1,870,000	1,813,973
Enterprise Fleet Financing LLC,
Series 2023-2 A2
5.560%, 4/22/30§	2,498,000	2,481,470
Exeter Automobile Receivables Trust,
Series 2021-1A C
0.740%, 1/15/26	619,544	615,366
Series 2022-6A A2
5.730%, 11/17/25	318,752	318,684
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	483,295	468,423
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,622,219
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	3,626,188	3,522,885
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,034,059
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C
1.020%, 9/15/26§	1,411,000	1,391,926
Go Mortgage LLC,
1.433%, 8/15/26(l)	1,012,191	951,686
2.435%, 8/15/26(l)	876,000	823,296
2.638%, 8/15/26(l)	98,000	88,230
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
6.658%, 4/20/34(l)§	2,550,000	2,529,141
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,340,120	1,204,242
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,488,000	2,335,832
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	2,920,000	2,806,330
Kubota Credit Owner Trust,
Series 2023-1A A2
5.400%, 2/17/26§	2,630,000	2,620,722
LAD Auto Receivables Trust,
Series 2022-1A A
5.210%, 6/15/27§	1,083,288	1,076,707
Lendbuzz Securitization Trust,
Series 2023-2A A1
5.835%, 5/15/24§	368,696	368,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	$1,304,539	$1,074,538
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	1,841,629	1,641,044
NMEF Funding LLC,
Series 2022-B A2
6.070%, 6/15/29§	808,319	806,947
OCP CLO Ltd.,
Series 2020-18A AR
6.678%, 7/20/32(l)§	3,424,000	3,415,580
Post Road Equipment Finance,
Series 2021-1A B
1.210%, 2/16/27§	83,254	83,110
Rad CLO 2 Ltd.,
Series 2018-2A AR
6.650%, 10/15/31(l)§	3,513,691	3,500,005
Rad CLO 7 Ltd.,
Series 2020-7A C
7.570%, 4/17/33(l)§	970,000	960,709
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	1,395,669	1,373,122
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B
5.721%, 8/16/32§	1,068,468	1,058,079
Series 2022-C B
6.451%, 12/15/32§	1,045,297	1,043,791
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	540,831	536,426
United Auto Credit Securitization Trust,
Series 2022-2 A
4.390%, 4/10/25§	264,296	264,101
Voya CLO Ltd.,
Series 2019-1A DR
8.420%, 4/15/31(l)§	800,000	763,165
Westlake Automobile Receivables Trust,
Series 2023-1A A2A
5.510%, 6/15/26§	2,430,680	2,427,103
Series 2023-2A A2A
5.870%, 7/15/26§	2,317,677	2,318,267
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	3,035,678	3,042,155

Total Asset-Backed Securities		79,782,305

Collateralized Mortgage Obligations (2.3%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
7.534%, 4/25/47(l)§	283,410	283,608
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
7.215%, 4/25/42(l)§	540,179	539,504
Series 2023-R02 1M1
7.615%, 1/25/43(l)§	1,072,184	1,086,262
Series 2023-R05 1M1
7.215%, 6/25/43(l)§	2,060,668	2,067,707
FHLMC,
Series 3305 FT
5.828%, 7/15/34(l)	42,231	41,277
Series 3349 FE
5.918%, 7/15/37(l)	798,774	784,794
Series 3807 FM
5.928%, 2/15/41(l)	26,732	26,256
Series 3927 FH
5.878%, 9/15/41(l)	27,621	26,849
Series 4029 LD
1.750%, 1/15/27	456,429	443,868
Series 4087 FB
5.898%, 7/15/42(l)	766,199	744,375
Series 4286 VF
5.878%, 12/15/43(l)	575,276	557,465
Series 4350 KF
4.534%, 1/15/39(l)	258,501	247,853
Series 4457 BA
3.000%, 7/15/39	2,496,967	2,270,051
Series 4459 CA
5.000%, 12/15/34	314,803	308,543
Series 4483 A
3.000%, 12/15/29	130,400	125,160
Series 4486 JN
2.000%, 11/15/24	342,639	336,152
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A
7.815%, 3/25/52(l)§	2,384,410	2,422,328
Series 2023-DNA1 M1A
7.415%, 3/25/43(l)§	1,311,726	1,323,773
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2023-DNA2 M1A
7.415%, 4/25/43(l)§	831,430	839,221
Series 2023-HQA2 M1A
7.315%, 6/25/43(l)§	1,560,738	1,568,325
FNMA,
Series 2006-42 CF
5.879%, 6/25/36(l)	37,788	37,219
Series 2007-109 GF
6.109%, 12/25/37(l)	59,010	58,223
Series 2010-39 FT
6.379%, 10/25/35(l)	1,468,913	1,473,412
Series 2011-53 FT
6.009%, 6/25/41(l)	134,832	132,214
Series 2011-86 KF
5.979%, 9/25/41(l)	138,473	135,273
Series 2011-86 NF
5.979%, 9/25/41(l)	57,431	56,374
Series 2012-65 FA
5.879%, 6/25/42(l)	25,035	24,297
Series 2013-121 FA
5.829%, 12/25/43(l)	426,781	415,905
Series 2014-49 AF
5.068%, 8/25/44(l)	1,394,358	1,344,400
Series 2014-C04 1M2
10.329%, 11/25/24(l)	617,963	639,535
Series 2014-C04 2M2
10.429%, 11/25/24(l)	8,317	8,345
Series 2015-C01 1M2
9.729%, 2/25/25(l)	183,318	188,817
Series 2015-C02 1M2
9.429%, 5/25/25(l)	50,600	52,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-C02 1M2
11.429%, 9/25/28(l)	$291,664	$306,248
PMT Credit Risk Transfer Trust,
Series 2019-2R A
9.182%, 5/30/25(l)§	481,736	481,150
Series 2019-3R A
9.129%, 11/27/31(l)§	88,234	87,788

Total Collateralized Mortgage Obligations		21,484,689

Commercial Mortgage-Backed Securities (1.9%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§	1,250,000	991,316
BBCMS Mortgage Trust,
Series 2020-BID A
7.587%, 10/15/37(l)§	3,190,000	3,038,466
BFLD Trust,
Series 2021-FPM A
7.047%, 6/15/38(l)§	4,795,000	4,593,620
CLNY Trust,
Series 2019-IKPR D
7.468%, 11/15/38(l)§	2,400,000	2,226,349
GCT Commercial Mortgage Trust,
Series 2021-GCT B
6.697%, 2/15/38(l)§	2,996,618	1,936,882
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	2,308,747	2,194,663
Series 2011-GC5 D
5.299%, 8/10/44(l)§	49,051	15,587
Morgan Stanley Capital I Trust,
Series 2019-BPR C
8.972%, 5/15/36(l)§	2,220,000	2,107,188
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	1,033,347	969,884

Total Commercial Mortgage- Backed Securities		18,073,955

Corporate Bonds (5.9%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25	1,728,000	1,668,765

Total Communication Services		1,668,765

Consumer Discretionary (0.5%)
Automobiles (0.1%)
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,415,986

Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,405,815
2.900%, 6/25/25	2,462,000	2,292,858

		3,698,673

Total Consumer Discretionary		5,114,659

Consumer Staples (0.3%)
Tobacco (0.3%)
Philip Morris International, Inc.
5.000%, 11/17/25	1,509,000	1,489,957
4.875%, 2/13/26	1,517,000	1,491,935

Total Consumer Staples		2,981,892

Financials (3.3%)
Banks (1.8%)
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26(k)§	2,071,000	2,107,743
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	1,600,000	1,581,486
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	553,153
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	424,000	421,737
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26(k)	1,506,000	1,528,175
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26(k)§	919,000	917,456
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26(k)	2,908,000	2,770,603
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,051,000	994,928
ING Groep NV
(SOFR + 1.56%), 6.083%, 9/11/27(k)	847,000	843,547
Intesa Sanpaolo SpA
7.000%, 11/21/25§	278,000	281,380
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	810,000	790,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)	$520,000	$529,798
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)	691,000	681,339
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)	1,509,000	1,517,758
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)§	271,000	275,918
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§	892,000	858,140
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27(k)§	502,000	497,541

		17,151,210

Capital Markets (0.6%)
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	589,000	582,518
(SOFR + 2.52%), 7.146%, 7/13/27(k)	542,000	545,276
Morgan Stanley
(SOFR + 1.61%), 4.210%, 4/20/28(k)	853,000	801,368
(SOFR + 2.24%), 6.296%, 10/18/28(k)	1,716,000	1,728,355
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	900,172
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26(k)§	596,000	576,734
(SOFR + 3.34%), 6.373%, 7/15/26(k)§	910,000	907,725

		6,042,148

Consumer Finance (0.7%)
American Express Co.
4.900%, 2/13/26	687,000	673,754
(SOFR + 0.97%), 5.389%, 7/28/27(k)	749,000	738,033
Caterpillar Financial Services Corp.
5.150%, 8/11/25	1,442,000	1,434,349
General Motors Financial Co., Inc.
5.800%, 6/23/28	892,000	869,673
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	561,482
6.500%, 3/10/28§	768,000	757,717
Synchrony Financial
4.875%, 6/13/25	853,000	818,418
3.950%, 12/1/27	895,000	785,721

		6,639,147

Financial Services (0.2%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	1,611,000	1,440,762

Total Financials		31,273,267

Health Care (0.2%)
Health Care Providers & Services (0.1%)
McKesson Corp.
4.900%, 7/15/28(x)	942,000	915,523

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	1,442,000	1,424,732

Total Health Care		2,340,255

Industrials (0.7%)
Machinery (0.3%)
CNH Industrial Capital LLC
3.950%, 5/23/25	1,680,000	1,628,770
Parker-Hannifin Corp.
3.650%, 6/15/24	1,641,000	1,614,553

		3,243,323

Trading Companies & Distributors (0.4%)
Aircastle Ltd.
6.500%, 7/18/28§	866,000	850,330
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	381,558
1.950%, 1/30/26§	1,884,000	1,693,474
1.950%, 9/20/26§	623,000	543,727

		3,469,089

Total Industrials		6,712,412

Information Technology (0.5%)
IT Services (0.4%)
Kyndryl Holdings, Inc.
2.050%, 10/15/26	4,060,000	3,548,494

Semiconductors & Semiconductor Equipment (0.1%)
TSMC Arizona Corp.
3.875%, 4/22/27	931,000	884,841

Total Information Technology		4,433,335

Materials (0.1%)
Metals & Mining (0.1%)
Glencore Funding LLC
5.400%, 5/8/28§	693,000	673,654

Total Materials		673,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.1%)
Specialized REITs (0.1%)
American Tower Corp. (REIT)
5.250%, 7/15/28	$765,000	$739,617

Total Real Estate		739,617

Total Corporate Bonds		55,937,856

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	739,030	647,124
3.500%, 11/1/49	3,506,567	3,068,663

Total Mortgage-Backed Securities		3,715,787

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A
4.839%, 1/1/41	18,000	16,291
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,486
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	5,927
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	8,111
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,381
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	6,167
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	6,877
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2
5.206%, 10/1/31	6,000	5,894
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	7,956
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	6,972
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	6,813
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	6,000	6,036
5.750%, 7/1/34	7,000	7,056
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,420
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	39,318
Los Angeles Community College District
6.600%, 8/1/42	31,000	33,964
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	35,000	34,129
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,142
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,077
6.648%, 11/15/39	6,000	6,065
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	10,520
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	32,886
North Texas Tollway Authority
6.718%, 1/1/49	8,000	9,008
Ohio State University (The)
4.910%, 6/1/40	6,000	5,525
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	8,595
5.561%, 12/1/49	7,000	6,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
San Diego County Water Authority
6.138%, 5/1/49	$6,000	$6,311
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	1,000	1,025
6.918%, 4/1/40	6,000	6,527
7.043%, 4/1/50	6,000	6,963
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	6,832
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	992
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	5,986
5.600%, 3/15/40	6,000	5,861
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,013
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	5,920
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	5,933
5.140%, 8/1/40	6,000	5,679

Total Municipal Bonds		371,432

U.S. Government Agency Securities (43.3%)
FFCB
0.900%, 1/18/24	20,000,000	19,730,660
3.625%, 3/6/24	40,000,000	39,673,436
1.125%, 1/6/25	7,000,000	6,636,381
4.000%, 1/13/26	50,000,000	48,891,560
4.375%, 6/23/26	30,892,000	30,480,324
4.500%, 8/14/26	10,000,000	9,885,460
FHLB
0.500%, 11/9/23	22,000,000	21,887,644
4.500%, 10/3/24	45,000,000	44,554,320
4.625%, 3/14/25	50,000,000	49,405,425
1.875%, 9/11/26	20,000,000	18,339,924
4.000%, 6/30/28	20,000,000	19,421,626
5.500%, 7/15/36	12,000	12,806
FHLMC
0.250%, 11/6/23	50,000,000	49,755,605
1.500%, 2/12/25	25,500,000	24,241,057
0.375%, 7/21/25	12,900,000	11,855,583
0.375%, 9/23/25	3,000,000	2,735,134
FNMA
2.500%, 2/5/24	5,000,000	4,947,458
0.750%, 10/8/27	5,000,000	4,267,245

Total U.S. Government Agency Securities		406,721,648

U.S. Treasury Obligations (32.0%)
U.S. Treasury Notes
0.750%, 12/31/23	42,566,200	42,089,595
1.500%, 2/29/24	29,937,600	29,459,056
2.250%, 3/31/24	40,703,500	40,067,996
3.000%, 6/30/24	29,738,900	29,195,303
4.375%, 10/31/24	16,335,300	16,150,919
4.250%, 12/31/24	52,140,400	51,428,162
4.125%, 1/31/25	976,600	961,495
3.875%, 3/31/25	9,958,500	9,760,120
4.625%, 6/30/25	2,949,600	2,924,366
5.000%, 8/31/25	41,597,700	41,514,854
5.000%, 9/30/25	15,962,000	15,948,145
3.250%, 6/30/27	17,196,000	16,338,408
4.000%, 2/29/28	4,727,000	4,606,057

Total U.S. Treasury Obligations		300,444,476

Total Long-Term Debt Securities (94.3%) (Cost $906,586,449)		886,532,148

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	50,500	50,500

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (5.4%)
U.S. Treasury Bills
4.85%, 10/24/23(p)	$4,724,700	4,709,466
5.01%, 11/2/23(p)	9,051,500	9,010,100
5.22%, 12/14/23(p)	14,115,000	13,963,131
5.32%, 1/23/24(p)	23,332,200	22,942,039

Total U.S. Treasury Obligations		50,624,736

Total Short-Term Investments (5.4%) (Cost $50,674,609)		50,675,236

Total Investments in Securities (99.7%) (Cost $957,261,058)		937,207,384
Other Assets Less Liabilities (0.3%)		2,684,140

Net Assets (100%)		$939,891,524

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $110,212,218 or 11.7% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $49,577. This was collateralized by cash of $50,500 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(64)	12/2023	USD	(6,916,000)	119,411
U.S. Treasury Ultra Bond	(4)	12/2023	USD	(474,750)	34,869

					154,280

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$79,782,305	$—	$79,782,305
Collateralized Mortgage Obligations	—	21,484,689	—	21,484,689
Commercial Mortgage-Backed Securities	—	18,073,955	—	18,073,955
Corporate Bonds
Communication Services	—	1,668,765	—	1,668,765
Consumer Discretionary	—	5,114,659	—	5,114,659
Consumer Staples	—	2,981,892	—	2,981,892
Financials	—	31,273,267	—	31,273,267
Health Care	—	2,340,255	—	2,340,255
Industrials	—	6,712,412	—	6,712,412
Information Technology	—	4,433,335	—	4,433,335
Materials	—	673,654	—	673,654
Real Estate	—	739,617	—	739,617
Futures	154,280	—	—	154,280
Mortgage-Backed Securities	—	3,715,787	—	3,715,787
Municipal Bonds	—	371,432	—	371,432
Short-Term Investments
Investment Company	50,500	—	—	50,500
U.S. Treasury Obligations	—	50,624,736	—	50,624,736
U.S. Government Agency Securities	—	406,721,648	—	406,721,648
U.S. Treasury Obligations	—	300,444,476	—	300,444,476

Total Assets	$204,780	$937,156,884	$—	$937,361,664

Total Liabilities	$—	$—	$—	$—

Total	$204,780	$937,156,884	$—	$937,361,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$537,280
Aggregate gross unrealized depreciation	(20,796,145)

Net unrealized depreciation	$(20,258,865)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$957,620,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	4,820	$151,251
ATN International, Inc.	4,300	135,708
Bandwidth, Inc., Class A*	22,500	253,575
Charge Enterprises, Inc.(x)*	52,600	26,153
Cogent Communications Holdings, Inc.	15,982	989,286
Consolidated Communications Holdings, Inc.*	28,822	98,571
EchoStar Corp., Class A*	16,600	278,050
Globalstar, Inc.(x)*	243,100	318,461
IDT Corp., Class B*	8,000	176,400
Liberty Latin America Ltd., Class A*	13,900	113,424
Liberty Latin America Ltd., Class C*	73,533	600,029
Lumen Technologies, Inc.*	386,530	548,873

		3,689,781

Entertainment (0.2%)
Atlanta Braves Holdings, Inc., Class A*	4,800	187,536
Atlanta Braves Holdings, Inc., Class C*	16,500	589,545
Cinemark Holdings, Inc.*	53,300	978,055
IMAX Corp.*	26,000	502,320
Lions Gate Entertainment Corp., Class A*	34,400	291,712
Lions Gate Entertainment Corp., Class B*	46,100	362,807
Madison Square Garden Entertainment Corp., Class A*	16,581	545,680
Marcus Corp. (The)(x)	2,900	44,950
Playstudios, Inc.*	9,200	29,256
Reservoir Media, Inc.*	600	3,660
Sphere Entertainment Co.*	10,111	375,725
Vivid Seats, Inc., Class A*	17,900	114,918

		4,026,164

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	468,488
Cargurus, Inc., Class A*	35,774	626,760
Cars.com, Inc.*	35,000	590,100
DHI Group, Inc.*	1,700	5,202
Eventbrite, Inc., Class A*	32,100	316,506
Grindr, Inc.*	1,550	8,913
MediaAlpha, Inc., Class A*	8,400	69,384
Outbrain, Inc.*	2,000	9,740
QuinStreet, Inc.*	14,500	130,065
Shutterstock, Inc.	9,700	369,085
TrueCar, Inc.*	37,680	77,998
Vimeo, Inc.*	52,100	184,434
Yelp, Inc., Class A*	27,700	1,152,043
Ziff Davis, Inc.*	16,800	1,069,992
ZipRecruiter, Inc., Class A*	29,100	348,909

		5,427,619

Media (0.4%)
Advantage Solutions, Inc.*	22,760	64,638
AMC Networks, Inc., Class A*	12,900	151,962
Boston Omaha Corp., Class A*	3,700	60,643
Cardlytics, Inc.*	25,300	417,450
Clear Channel Outdoor Holdings, Inc.*	167,500	264,650
Entravision Communications Corp., Class A	1,700	6,205
EW Scripps Co. (The), Class A*	21,965	120,368
Gannett Co., Inc.*	58,700	143,815
Gray Television, Inc.	41,800	289,256
iHeartMedia, Inc., Class A*	44,800	141,568
Integral Ad Science Holding Corp.*	15,200	180,728
John Wiley & Sons, Inc., Class A	17,300	643,041
Magnite, Inc.*	48,238	363,715
PubMatic, Inc., Class A*	15,200	183,920
Scholastic Corp.	13,300	507,262
Sinclair, Inc.	25,900	290,598
Stagwell, Inc., Class A*	41,500	194,635
TechTarget, Inc.*	12,000	364,320
TEGNA, Inc.	84,800	1,235,536
Thryv Holdings, Inc.*	11,880	222,988
Urban One, Inc.*	500	2,515
Urban One, Inc., Class A*	400	2,008
WideOpenWest, Inc.*	20,100	153,765

		6,005,586

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	299,443
Shenandoah Telecommunications Co.	24,728	509,644
Telephone and Data Systems, Inc.	40,500	741,555

		1,550,642

Total Communication Services		20,699,792

Consumer Discretionary (11.2%)
Automobile Components (0.8%)
Adient plc*	40,700	1,493,690
American Axle & Manufacturing Holdings, Inc.*	47,100	341,946
Dana, Inc.	47,000	689,490
Dorman Products, Inc.*	10,600	803,056
Fox Factory Holding Corp.*	16,800	1,664,544
Gentherm, Inc.*	14,300	775,918
Goodyear Tire & Rubber Co. (The)*	110,686	1,375,827
LCI Industries	9,900	1,162,458
Luminar Technologies, Inc., Class A(x)*	86,900	395,395
Modine Manufacturing Co.*	19,300	882,975
Patrick Industries, Inc.	9,900	743,094
Standard Motor Products, Inc.	9,700	326,114
Stoneridge, Inc.*	8,000	160,560
Visteon Corp.*	10,100	1,394,507
XPEL, Inc.(m)*	7,900	609,169

		12,818,743

Automobiles (0.1%)
Fisker, Inc., Class A(x)*	63,600	408,312
Livewire Group, Inc.(x)*	320	2,217
Winnebago Industries, Inc.	11,380	676,541
Workhorse Group, Inc.(x)*	40,000	16,576

		1,103,646

Broadline Retail (0.5%)
Big Lots, Inc.(x)	17,100	87,381
ContextLogic, Inc., Class A(x)*	6,908	30,463
Dillard’s, Inc., Class A(x)	1,600	529,296
Global-e Online Ltd.*	200,280	7,959,127

		8,606,267

Diversified Consumer Services (0.5%)
2U, Inc.*	28,700	70,889
Adtalem Global Education, Inc.*	18,553	794,996
Chegg, Inc.*	45,300	404,076
Coursera, Inc.*	41,100	768,159
Duolingo, Inc., Class A*	11,010	1,826,229
European Wax Center, Inc., Class A(x)*	12,760	206,712
Frontdoor, Inc.*	30,100	920,759
Graham Holdings Co., Class B	1,600	932,800
Laureate Education, Inc.	48,800	688,080
OneSpaWorld Holdings Ltd.*	27,980	313,935
Perdoceo Education Corp.	29,300	501,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Rover Group, Inc., Class A(x)*	14,710	$92,085
Strategic Education, Inc.	10,531	792,458
Stride, Inc.*	17,700	797,031
Udemy, Inc.*	26,300	249,850

		9,359,089

Hotels, Restaurants & Leisure (3.1%)
Accel Entertainment, Inc., Class A*	6,560	71,832
Bally’s Corp.*	10,000	131,100
BJ’s Restaurants, Inc.*	10,700	251,022
Bloomin’ Brands, Inc.	37,500	922,125
Bluegreen Vacations Holding Corp., Class A	2,231	81,833
Bowlero Corp., Class A(x)*	13,300	127,946
Brinker International, Inc.*	22,200	701,298
Cava Group, Inc.(x)*	238,497	7,305,163
Cheesecake Factory, Inc. (The)	22,000	666,600
Chuy’s Holdings, Inc.*	5,690	202,450
Cracker Barrel Old Country Store, Inc.	8,485	570,192
Dave & Buster’s Entertainment, Inc.(x)*	19,800	733,986
Denny’s Corp.*	22,112	187,289
Dine Brands Global, Inc.	8,000	395,600
El Pollo Loco Holdings, Inc.	1,600	14,320
Everi Holdings, Inc.*	26,600	351,652
First Watch Restaurant Group, Inc.*	3,670	63,454
Global Business Travel Group I*	1,980	10,890
Golden Entertainment, Inc.	6,400	218,752
Hilton Grand Vacations, Inc.*	33,100	1,347,170
International Game Technology plc	37,468	1,136,030
Jack in the Box, Inc.	9,900	683,694
Krispy Kreme, Inc.(x)	32,583	406,310
Kura Sushi USA, Inc., Class A(x)*	1,140	75,377
Life Time Group Holdings, Inc.*	13,300	202,293
Light & Wonder, Inc.*	38,500	2,746,205
Lindblad Expeditions Holdings, Inc.*	9,030	65,016
Monarch Casino & Resort, Inc.	4,900	304,290
Mondee Holdings, Inc., Class A(x)*	4,680	16,708
Noodles & Co., Class A(x)*	800	1,968
Papa John’s International, Inc.	13,066	891,362
Portillo’s, Inc., Class A*	16,290	250,703
RCI Hospitality Holdings, Inc.	3,300	200,178
Red Rock Resorts, Inc., Class A	18,260	748,660
Rush Street Interactive, Inc.*	20,800	96,096
Sabre Corp.*	118,700	532,963
SeaWorld Entertainment, Inc.*	19,700	911,125
Shake Shack, Inc., Class A*	17,500	1,016,225
Six Flags Entertainment Corp.*	27,700	651,227
Super Group SGHC Ltd.*	3,310	12,214
Sweetgreen, Inc., Class A*	32,211	378,479
Target Hospitality Corp.(x)*	13,200	209,616
Vail Resorts, Inc.	45,518	10,099,989
Wingstop, Inc.	93,975	16,900,464
Xponential Fitness, Inc., Class A*	6,610	102,455

		52,994,321

Household Durables (1.7%)
Beazer Homes USA, Inc.*	11,200	278,992
Cavco Industries, Inc.*	3,500	929,810
Century Communities, Inc.	12,500	834,750
Cricut, Inc., Class A(x)	18,330	170,286
Dream Finders Homes, Inc., Class A(x)*	3,190	70,914
Ethan Allen Interiors, Inc.	2,580	77,142
GoPro, Inc., Class A*	51,660	162,212
Green Brick Partners, Inc.*	9,200	381,892
Helen of Troy Ltd.*	9,033	1,052,887
Hovnanian Enterprises, Inc., Class A*	700	71,162
Installed Building Products, Inc.	10,400	1,298,856
iRobot Corp.*	14,119	535,110
KB Home	29,779	1,378,172
La-Z-Boy, Inc.	25,600	790,528
Legacy Housing Corp.*	560	10,870
LGI Homes, Inc.*	8,900	885,461
M.D.C. Holdings, Inc.	25,502	1,051,447
M/I Homes, Inc.*	12,800	1,075,712
Meritage Homes Corp.	14,500	1,774,655
NVR, Inc.*	1,800	10,733,940
Purple Innovation, Inc., Class A(x)	16,100	27,531
Skyline Champion Corp.*	23,400	1,491,048
Snap One Holdings Corp.*	560	5,174
Sonos, Inc.*	52,188	673,747
Taylor Morrison Home Corp., Class A*	40,360	1,719,740
Traeger, Inc.*	3,300	9,009
Tri Pointe Homes, Inc.*	41,360	1,131,196
Vizio Holding Corp., Class A*	26,400	142,824

		28,765,067

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	774,384
Funko, Inc., Class A(x)*	25,800	197,370
Johnson Outdoors, Inc., Class A	640	35,001
Latham Group, Inc.*	5,900	16,520
Malibu Boats, Inc., Class A*	9,700	475,494
Marine Products Corp.	580	8,242
MasterCraft Boat Holdings, Inc.(x)*	1,630	36,219
Smith & Wesson Brands, Inc.	16,000	206,560
Sturm Ruger & Co., Inc.	8,300	432,596
Topgolf Callaway Brands Corp.*	54,400	752,896
Vista Outdoor, Inc.*	21,126	699,693

		3,634,975

Specialty Retail (3.0%)
1-800-Flowers.com, Inc., Class A*	5,900	41,300
Aaron’s Co., Inc. (The)	10,700	112,029
Abercrombie & Fitch Co., Class A*	18,720	1,055,247
Academy Sports & Outdoors, Inc.	30,000	1,418,100
American Eagle Outfitters, Inc.	69,100	1,147,751
America’s Car-Mart, Inc.(x)*	2,100	191,079
Arko Corp.	44,400	317,460
Asbury Automotive Group, Inc.*	8,900	2,047,623
Boot Barn Holdings, Inc.*	13,000	1,055,470
Buckle, Inc. (The)	11,600	387,324
Caleres, Inc.	15,400	442,904
Camping World Holdings, Inc., Class A(x)	16,900	344,929
CarParts.com, Inc.*	11,700	48,204
Carvana Co., Class A(x)*	36,800	1,544,864
Cato Corp. (The), Class A(x)	1,900	14,554
Chico’s FAS, Inc.*	47,600	356,048
Children’s Place, Inc. (The)*	6,400	172,992
Designer Brands, Inc., Class A(x)	26,900	340,554
Destination XL Group, Inc.*	1,400	6,272
EVgo, Inc., Class A(x)*	35,600	120,328
Five Below, Inc.*	104,491	16,812,602
Foot Locker, Inc.	30,200	523,970
Genesco, Inc.*	5,800	178,756
Group 1 Automotive, Inc.	6,237	1,675,944
GrowGeneration Corp.*	21,700	63,364
Guess?, Inc.(x)	6,030	130,489
Haverty Furniture Cos., Inc.	600	17,268
Hibbett, Inc.	7,600	361,076
Lands’ End, Inc.*	1,700	12,699
Leslie’s, Inc.*	68,120	385,559
Lithia Motors, Inc., Class A	44,140	13,035,866
MarineMax, Inc.*	6,500	213,330
Monro, Inc.	14,850	412,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
National Vision Holdings, Inc.*	33,461	$541,399
ODP Corp. (The)*	13,020	600,873
OneWater Marine, Inc., Class A*	990	25,364
Overstock.com, Inc.*	16,500	261,030
PetMed Express, Inc.	400	4,100
Revolve Group, Inc., Class A(x)*	14,400	195,984
Sally Beauty Holdings, Inc.*	57,800	484,364
Shoe Carnival, Inc.	6,400	153,792
Signet Jewelers Ltd.	17,000	1,220,770
Sleep Number Corp.*	9,200	226,228
Sonic Automotive, Inc., Class A	6,020	287,515
Stitch Fix, Inc., Class A*	28,000	96,600
Upbound Group, Inc.	26,400	777,480
Urban Outfitters, Inc.*	24,480	800,251
Warby Parker, Inc., Class A*	30,400	400,064
Winmark Corp.	1,100	410,443
Zumiez, Inc.*	10,600	188,680

		51,663,277

Textiles, Apparel & Luxury Goods (1.3%)
Deckers Outdoor Corp.*	36,060	18,538,085
Figs, Inc., Class A*	46,400	273,760
G-III Apparel Group Ltd.*	17,500	436,100
Hanesbrands, Inc.	134,980	534,521
Kontoor Brands, Inc.	24,900	1,093,359
Oxford Industries, Inc.	7,600	730,588
Steven Madden Ltd.	34,293	1,089,489
Wolverine World Wide, Inc.	32,200	259,532

		22,955,434

Total Consumer Discretionary		191,900,819

Consumer Staples (4.2%)
Beverages (1.0%)
Celsius Holdings, Inc.*	86,485	14,840,826
Coca-Cola Consolidated, Inc.	1,800	1,145,376
Duckhorn Portfolio, Inc. (The)(x)*	6,800	69,768
MGP Ingredients, Inc.	5,400	569,592
National Beverage Corp.*	10,800	507,816
Primo Water Corp.	58,934	813,289
Vita Coco Co., Inc. (The)*	6,000	156,240

		18,102,907

Consumer Staples Distribution & Retail (1.1%)
Andersons, Inc. (The)	13,600	700,536
Chefs’ Warehouse, Inc. (The)*	14,200	300,756
Grocery Outlet Holding Corp.*	438,083	12,638,695
HF Foods Group, Inc.*	4,350	17,270
Ingles Markets, Inc., Class A	6,200	467,046
Maplebear, Inc.(x)*	79,767	2,368,282
Natural Grocers by Vitamin Cottage, Inc.	300	3,873
PriceSmart, Inc.	9,000	669,870
SpartanNash Co.	13,800	303,600
Sprouts Farmers Market, Inc.*	39,370	1,685,036
United Natural Foods, Inc.*	24,500	346,430
Village Super Market, Inc., Class A	10	226
Weis Markets, Inc.	5,800	365,400

		19,867,020

Food Products (1.3%)
B&G Foods, Inc.(x)	25,300	250,217
Benson Hill, Inc.(x)*	2,660	882
Beyond Meat, Inc.(x)*	22,400	215,488
Calavo Growers, Inc.	3,430	86,539
Cal-Maine Foods, Inc.	18,200	881,244
Dole plc	27,430	317,639
Fresh Del Monte Produce, Inc.	12,400	320,416
Freshpet, Inc.(x)*	184,875	12,179,565
Hain Celestial Group, Inc. (The)*	27,400	284,138
Hostess Brands, Inc., Class A*	57,800	1,925,318
J & J Snack Foods Corp.	6,900	1,129,185
John B Sanfilippo & Son, Inc.	3,000	296,400
Lancaster Colony Corp.	7,800	1,287,234
Simply Good Foods Co. (The)*	39,203	1,353,288
Sovos Brands, Inc.*	15,220	343,211
SunOpta, Inc.*	35,600	119,972
TreeHouse Foods, Inc.*	20,800	906,464
Utz Brands, Inc.	23,600	316,948

		22,214,148

Household Products (0.2%)
Central Garden & Pet Co., Class A*	19,300	773,737
Energizer Holdings, Inc.	27,300	874,692
WD-40 Co.	5,600	1,138,144

		2,786,573

Personal Care Products (0.5%)
Beauty Health Co. (The)*	33,700	202,874
BellRing Brands, Inc.*	51,304	2,115,264
e.l.f. Beauty, Inc.*	18,800	2,064,804
Edgewell Personal Care Co.	25,400	938,784
Herbalife Ltd.*	36,100	505,039
Inter Parfums, Inc.	8,400	1,128,456
Medifast, Inc.	5,100	381,735
Nature’s Sunshine Products, Inc.*	2,570	42,585
Nu Skin Enterprises, Inc., Class A	19,900	422,079
USANA Health Sciences, Inc.*	7,400	433,714

		8,235,334

Tobacco (0.1%)
Universal Corp.	12,000	566,520
Vector Group Ltd.	60,794	646,848

		1,213,368

Total Consumer Staples		72,419,350

Energy (6.6%)
Energy Equipment & Services (2.4%)
Archrock, Inc.	62,200	783,720
Borr Drilling Ltd.*	107,000	759,700
Bristow Group, Inc., Class A*	7,973	224,599
Cactus, Inc., Class A	24,400	1,225,124
ChampionX Corp.	77,400	2,756,988
Core Laboratories, Inc.	17,980	431,700
Diamond Offshore Drilling, Inc.*	36,400	534,352
DMC Global, Inc.*	3,110	76,102
Dril-Quip, Inc.*	15,700	442,269
Expro Group Holdings NV*	30,183	701,151
Helix Energy Solutions Group, Inc.*	55,600	621,052
Helmerich & Payne, Inc.	42,200	1,779,152
Liberty Energy, Inc., Class A	65,570	1,214,356
Nabors Industries Ltd.*	3,300	406,362
Newpark Resources, Inc.*	12,620	87,204
Noble Corp. plc	41,291	2,091,389
Oceaneering International, Inc.*	46,600	1,198,552
Oil States International, Inc.*	7,350	61,520
Patterson-UTI Energy, Inc.	128,177	1,773,970
ProFrac Holding Corp., Class A(x)*	12,910	140,461
ProPetro Holding Corp.*	33,200	352,916
RPC, Inc.	22,315	199,496
Seadrill Ltd.*	19,380	868,030
Select Water Solutions, Inc., Class A	20,200	160,590
Solaris Oilfield Infrastructure, Inc., Class A	19,800	211,068
TechnipFMC plc	740,057	15,052,759
TETRA Technologies, Inc.*	7,200	45,936
Tidewater, Inc.*	21,850	1,552,880
US Silica Holdings, Inc.*	23,500	329,940
Valaris Ltd.*	22,200	1,664,556
Weatherford International plc*	25,700	2,321,481

		40,069,375

Oil, Gas & Consumable Fuels (4.2%)
Amplify Energy Corp.*	5,700	41,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ardmore Shipping Corp.	10,090	$131,271
Berry Corp.	18,660	153,012
California Resources Corp.	27,300	1,529,073
Callon Petroleum Co.*	22,400	876,288
Centrus Energy Corp., Class A*	2,070	117,493
Chord Energy Corp.	17,222	2,791,170
Civitas Resources, Inc.	26,556	2,147,584
Clean Energy Fuels Corp.*	76,500	292,995
CNX Resources Corp.*	62,630	1,414,185
Comstock Resources, Inc.(x)	35,700	393,771
CONSOL Energy, Inc.	12,800	1,342,848
Crescent Energy Co., Class A(x)	17,400	219,936
CVR Energy, Inc.	10,800	367,524
Delek US Holdings, Inc.	25,680	729,569
Denbury, Inc.*	20,200	1,979,802
DHT Holdings, Inc.	51,900	534,570
Dorian LPG Ltd.	14,715	422,762
Earthstone Energy, Inc., Class A*	16,500	333,960
Empire Petroleum Corp.*	400	3,852
Encore Energy Corp.*	2,330	7,596
Energy Fuels, Inc.*	57,100	469,362
Enviva, Inc.(x)	14,330	107,045
Equitrans Midstream Corp.	163,800	1,534,806
Excelerate Energy, Inc., Class A	9,300	158,472
FLEX LNG Ltd.	10,400	313,664
Gevo, Inc.(x)*	54,610	64,986
Golar LNG Ltd.	46,400	1,125,664
Granite Ridge Resources, Inc.	2,110	12,871
Green Plains, Inc.*	22,100	665,210
Gulfport Energy Corp.*	4,300	510,238
HighPeak Energy, Inc.(x)	12,250	206,780
International Seaways, Inc.	17,955	807,975
Kinetik Holdings, Inc., Class A(x)	6,400	216,000
Kosmos Energy Ltd.*	200,900	1,643,362
Magnolia Oil & Gas Corp., Class A	70,330	1,611,260
Matador Resources Co.	42,700	2,539,796
Murphy Oil Corp.	58,700	2,662,045
NACCO Industries, Inc., Class A	200	7,014
NextDecade Corp.(x)*	48,620	248,934
Nordic American Tankers Ltd.	78,710	324,285
Northern Oil and Gas, Inc.	28,820	1,159,429
Par Pacific Holdings, Inc.*	21,190	761,569
PBF Energy, Inc., Class A	45,614	2,441,717
Peabody Energy Corp.	42,900	1,114,971
Permian Resources Corp., Class A	1,160,344	16,198,402
REX American Resources Corp.*	6,800	276,896
Riley Exploration Permian, Inc.(x)	530	16,849
SandRidge Energy, Inc.	13,000	203,580
Scorpio Tankers, Inc.	22,100	1,196,052
SFL Corp. Ltd.	47,800	532,970
SilverBow Resources, Inc.(x)*	6,360	227,497
Sitio Royalties Corp., Class A(x)	30,957	749,469
SM Energy Co.	50,400	1,998,360
Southwestern Energy Co.*	1,699,175	10,959,679
Talos Energy, Inc.*	42,880	704,947
Teekay Corp.*	15,670	96,684
Teekay Tankers Ltd., Class A	9,170	381,747
Tellurian, Inc.(x)*	185,800	215,528
Uranium Energy Corp.(x)*	124,800	642,720
VAALCO Energy, Inc.	30,910	135,695
Vertex Energy, Inc.(x)*	51,280	228,196
Vital Energy, Inc.*	5,000	277,100
Vitesse Energy, Inc.	6,470	148,098
W&T Offshore, Inc.*	45,490	199,246
World Kinect Corp.	31,600	708,788

		72,637,114

Total Energy		112,706,489

Financials (12.4%)
Banks (4.1%)
1st Source Corp.	6,535	275,058
ACNB Corp.	240	7,586
Amalgamated Financial Corp.	9,820	169,100
Amerant Bancorp, Inc., Class A	10,400	181,376
American National Bankshares, Inc.	2,720	103,197
Ameris Bancorp	24,920	956,679
Ames National Corp.	310	5,143
Arrow Financial Corp.	3,475	59,144
Associated Banc-Corp.	60,600	1,036,866
Atlantic Union Bankshares Corp.	31,544	907,836
Axos Financial, Inc.*	21,380	809,447
Banc of California, Inc.	21,000	259,980
BancFirst Corp.	8,200	711,186
Bancorp, Inc. (The)*	23,500	810,750
Bank First Corp.(x)	3,580	276,197
Bank of Hawaii Corp.	15,040	747,338
Bank of Marin Bancorp	730	13,344
Bank of NT Butterfield & Son Ltd. (The)	26,100	706,788
Bank7 Corp.	160	3,602
BankUnited, Inc.	29,700	674,190
Bankwell Financial Group, Inc.	360	8,737
Banner Corp.	13,700	580,606
Bar Harbor Bankshares	630	14,887
BayCom Corp.	850	16,328
BCB Bancorp, Inc.	760	8,466
Berkshire Hills Bancorp, Inc.	20,400	409,020
Blue Foundry Bancorp*	610	5,106
Blue Ridge Bankshares, Inc.	320	1,446
Bridgewater Bancshares, Inc.*	2,560	24,269
Brookline Bancorp, Inc.	35,832	326,430
Burke & Herbert Financial Services Corp.(x)	190	8,828
Business First Bancshares, Inc.	970	18,197
Byline Bancorp, Inc.	5,790	114,121
C&F Financial Corp.(x)	100	5,360
Cadence Bank	67,753	1,437,719
Cambridge Bancorp	680	42,357
Camden National Corp.	4,935	139,266
Capital Bancorp, Inc.	210	4,017
Capital City Bank Group, Inc.	5,360	159,889
Capitol Federal Financial, Inc.	60,600	289,062
Capstar Financial Holdings, Inc.	1,390	19,724
Carter Bankshares, Inc.*	2,180	27,315
Cathay General Bancorp	29,001	1,008,075
Central Pacific Financial Corp.	10,500	175,140
Central Valley Community Bancorp	300	4,233
Chemung Financial Corp.(x)	130	5,149
ChoiceOne Financial Services, Inc.(x)	150	2,946
Citizens & Northern Corp.	4,400	77,220
Citizens Financial Services, Inc.	160	7,667
City Holding Co.	7,300	659,555
Civista Bancshares, Inc.	2,930	45,415
CNB Financial Corp.	3,600	65,196
Coastal Financial Corp.*	620	26,604
Codorus Valley Bancorp, Inc.(x)	220	4,101
Colony Bankcorp, Inc.	950	9,495
Columbia Financial, Inc.*	15,100	237,221
Community Bank System, Inc.	22,596	953,777
Community Trust Bancorp, Inc.	6,100	208,986
ConnectOne Bancorp, Inc.	13,940	248,550
CrossFirst Bankshares, Inc.*	7,920	79,913
Customers Bancorp, Inc.*	10,800	372,060
CVB Financial Corp.	51,335	850,621
Dime Community Bancshares, Inc.	15,719	313,751
Eagle Bancorp, Inc.	12,230	262,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Eastern Bankshares, Inc.	64,370	$807,200
Enterprise Bancorp, Inc.	890	24,368
Enterprise Financial Services Corp.	16,084	603,150
Equity Bancshares, Inc., Class A	3,050	73,413
Esquire Financial Holdings, Inc.	500	22,845
ESSA Bancorp, Inc.	260	3,903
Evans Bancorp, Inc.	180	4,824
Farmers & Merchants Bancorp, Inc.(x)	900	15,777
Farmers National Banc Corp.(x)	5,500	63,580
FB Financial Corp.	16,444	466,352
Fidelity D&D Bancorp, Inc.	130	5,902
Financial Institutions, Inc.	1,670	28,106
First Bancorp (Nasdaq Stock Exchange)	17,188	483,670
First Bancorp (New York Stock Exchange)	78,100	1,051,226
First Bancorp, Inc. (The)	3,240	76,140
First Bancshares, Inc. (The)	11,630	313,661
First Bank	730	7,869
First Busey Corp.	26,331	506,082
First Business Financial Services, Inc.	180	5,402
First Commonwealth Financial Corp.	36,600	446,886
First Community Bankshares, Inc.(x)	4,150	122,217
First Community Corp.	280	4,836
First Financial Bancorp	35,765	700,994
First Financial Bankshares, Inc.	54,800	1,376,576
First Financial Corp.	570	19,272
First Foundation, Inc.	28,700	174,496
First Interstate BancSystem, Inc., Class A	39,134	976,002
First Merchants Corp.	26,420	735,004
First Mid Bancshares, Inc.	6,800	180,608
First of Long Island Corp. (The)	1,930	22,214
First Western Financial, Inc.*	130	2,359
Five Star Bancorp	660	13,240
Flushing Financial Corp.	2,670	35,057
FS Bancorp, Inc.	200	5,900
Fulton Financial Corp.	61,300	742,343
FVCBankcorp, Inc.*	275	3,523
German American Bancorp, Inc.(x)	15,650	423,958
Glacier Bancorp, Inc.	46,430	1,323,255
Great Southern Bancorp, Inc.	2,530	121,238
Greene County Bancorp, Inc.(x)	690	16,594
Guaranty Bancshares, Inc.	1,340	38,445
Hancock Whitney Corp.	35,902	1,328,015
Hanmi Financial Corp.	11,800	191,514
HarborOne Bancorp, Inc.	9,330	88,822
HBT Financial, Inc.	1,840	33,562
Heartland Financial USA, Inc.	17,055	501,929
Heritage Commerce Corp.	22,800	193,116
Heritage Financial Corp.	15,266	248,988
Hilltop Holdings, Inc.	24,399	691,956
Hingham Institution For Savings (The)(x)	370	69,097
Home Bancorp, Inc.	880	28,046
Home BancShares, Inc.	80,175	1,678,864
HomeStreet, Inc.	8,780	68,396
HomeTrust Bancshares, Inc.	3,690	79,962
Hope Bancorp, Inc.	44,585	394,577
Horizon Bancorp, Inc.	17,900	191,172
Independent Bank Corp.	1,140	20,908
Independent Bank Corp./MA	19,045	934,919
Independent Bank Group, Inc.	13,962	552,197
International Bancshares Corp.	20,600	892,804
John Marshall Bancorp, Inc.	310	5,533
Kearny Financial Corp.	25,265	175,086
Lakeland Bancorp, Inc.	32,010	403,966
Lakeland Financial Corp.	10,455	496,194
LCNB Corp.	340	4,852
Live Oak Bancshares, Inc.	12,400	358,980
Luther Burbank Corp.	11,370	95,508
Macatawa Bank Corp.	4,010	35,930
MainStreet Bancshares, Inc.	340	6,984
Mercantile Bank Corp.	1,370	42,347
Metrocity Bankshares, Inc.	2,160	42,509
Metropolitan Bank Holding Corp.(x)*	5,500	199,540
Mid Penn Bancorp, Inc.	790	15,903
Middlefield Banc Corp.	250	6,353
Midland States Bancorp, Inc.	900	18,486
MidWestOne Financial Group, Inc.	850	17,281
MVB Financial Corp.	570	12,871
National Bank Holdings Corp., Class A	11,300	336,288
National Bankshares, Inc.	140	3,506
NBT Bancorp, Inc.	16,295	516,389
Nicolet Bankshares, Inc.	4,800	334,944
Northeast Bank	430	18,963
Northeast Community Bancorp, Inc.	1,020	15,055
Northfield Bancorp, Inc.	4,840	45,738
Northrim Bancorp, Inc.	280	11,094
Northwest Bancshares, Inc.	55,870	571,550
Norwood Financial Corp.	310	7,986
Oak Valley Bancorp(x)	270	6,772
OceanFirst Financial Corp.	24,343	352,243
OFG Bancorp	26,100	779,346
Old National Bancorp	119,906	1,743,433
Old Second Bancorp, Inc.	12,500	170,125
Orange County Bancorp, Inc.(x)	230	9,929
Origin Bancorp, Inc.	16,520	476,932
Orrstown Financial Services, Inc.	1,050	22,060
Pacific Premier Bancorp, Inc.	38,550	838,848
PacWest Bancorp	45,990	363,781
Park National Corp.	6,450	609,654
Parke Bancorp, Inc.	200	3,258
Pathward Financial, Inc.	11,000	506,990
PCB Bancorp	430	6,644
Peapack-Gladstone Financial Corp.	4,530	116,195
Penns Woods Bancorp, Inc.	190	4,005
Peoples Bancorp, Inc.	9,734	247,049
Peoples Financial Services Corp.	520	20,852
Pioneer Bancorp, Inc.*	200	1,708
Plumas Bancorp	170	5,804
Ponce Financial Group, Inc.*	1,220	9,540
Preferred Bank	4,900	305,025
Premier Financial Corp.	14,994	255,798
Primis Financial Corp.	2,520	20,538
Princeton Bancorp, Inc.	170	4,928
Provident Financial Services, Inc.	36,756	561,999
QCR Holdings, Inc.	5,800	281,416
RBB Bancorp	1,600	20,448
Red River Bancshares, Inc.	510	23,440
Renasant Corp.	26,500	694,035
Republic Bancorp, Inc., Class A	2,850	125,542
S&T Bancorp, Inc.	21,059	570,278
Sandy Spring Bancorp, Inc.	16,589	355,502
Seacoast Banking Corp. of Florida	39,605	869,726
ServisFirst Bancshares, Inc.	19,300	1,006,881
Shore Bancshares, Inc.(x)	1,455	15,307
Sierra Bancorp	2,930	55,553
Simmons First National Corp., Class A	49,819	844,930
SmartFinancial, Inc.	1,010	21,584
South Plains Financial, Inc.	1,280	33,843
Southern First Bancshares, Inc.*	530	14,278
Southern Missouri Bancorp, Inc.	1,270	49,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Southern States Bancshares, Inc.	190	$4,292
Southside Bancshares, Inc.	14,736	422,923
SouthState Corp.	29,150	1,963,544
Stellar Bancorp, Inc.	15,654	333,743
Sterling Bancorp, Inc.*	400	2,336
Stock Yards Bancorp, Inc.	12,150	477,374
Summit Financial Group, Inc.	1,390	31,331
Texas Capital Bancshares, Inc.*	19,400	1,142,660
Third Coast Bancshares, Inc.*	750	12,825
Timberland Bancorp, Inc.	310	8,401
Tompkins Financial Corp.	7,351	360,125
Towne Bank	29,009	665,176
TriCo Bancshares	10,782	345,347
Triumph Financial, Inc.*	9,000	583,110
TrustCo Bank Corp.	1,840	50,214
Trustmark Corp.	23,320	506,744
UMB Financial Corp.	19,360	1,201,288
United Bankshares, Inc.	51,502	1,420,940
United Community Banks, Inc.	41,300	1,049,433
Unity Bancorp, Inc.	240	5,623
Univest Financial Corp.	11,100	192,918
USCB Financial Holdings, Inc.(x)*	480	5,045
Valley National Bancorp	167,509	1,433,877
Veritex Holdings, Inc.	17,824	319,941
Virginia National Bankshares Corp.	330	10,016
Washington Federal, Inc.	25,000	640,500
Washington Trust Bancorp, Inc.	7,420	195,369
WesBanco, Inc.	22,675	553,724
West Bancorp, Inc.	4,480	73,069
Westamerica Bancorp	13,500	583,875
WSFS Financial Corp.	29,381	1,072,407

		70,124,657

Capital Markets (2.2%)
AlTi Global, Inc.(x)*	440	3,063
Ares Management Corp., Class A	132,739	13,654,861
Artisan Partners Asset Management, Inc., Class A	27,100	1,014,082
AssetMark Financial Holdings, Inc.*	6,790	170,293
Avantax, Inc.*	18,200	465,556
B Riley Financial, Inc.(x)	8,600	352,514
BGC Group, Inc., Class A	151,900	802,032
Brightsphere Investment Group, Inc.	12,108	234,774
Cohen & Steers, Inc.	11,366	712,535
Diamond Hill Investment Group, Inc.	110	18,543
Donnelley Financial Solutions, Inc.*	12,400	697,872
GCM Grosvenor, Inc., Class A(x)	1,320	10,243
Hamilton Lane, Inc., Class A	14,800	1,338,512
MarketWise, Inc.	6,130	9,808
Moelis & Co., Class A	25,500	1,150,815
Open Lending Corp.*	41,800	305,976
P10, Inc., Class A(x)	2,000	23,300
Patria Investments Ltd., Class A(x)	20,850	303,993
Perella Weinberg Partners, Class A	14,130	143,843
Piper Sandler Cos.	8,000	1,162,480
PJT Partners, Inc., Class A	151,483	12,033,810
Silvercrest Asset Management Group, Inc., Class A	320	5,078
StepStone Group, Inc., Class A	20,700	653,706
StoneX Group, Inc.*	6,446	624,746
Value Line, Inc.	100	4,372
Victory Capital Holdings, Inc., Class A	15,800	526,772
Virtus Investment Partners, Inc.	3,395	685,756
WisdomTree, Inc.	53,000	371,000

		37,480,335

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,110	33,644
Bread Financial Holdings, Inc.	18,200	622,440
Consumer Portfolio Services, Inc.*	1,400	12,698
Encore Capital Group, Inc.*	11,250	537,300
Enova International, Inc.*	16,700	849,529
FirstCash Holdings, Inc.	16,004	1,606,481
Green Dot Corp., Class A*	25,200	351,036
LendingClub Corp.*	38,200	233,020
LendingTree, Inc.*	9,220	142,910
Navient Corp.	35,497	611,258
Nelnet, Inc., Class A	6,550	585,046
NerdWallet, Inc., Class A*	9,540	84,811
OppFi, Inc.*	500	1,260
PRA Group, Inc.*	17,960	345,012
PROG Holdings, Inc.*	17,760	589,809
Regional Management Corp.	490	13,563
Upstart Holdings, Inc.(x)*	27,640	788,846
World Acceptance Corp.*	2,300	292,238

		7,700,901

Financial Services (2.5%)
Acacia Research Corp.*	1,880	6,862
Alerus Financial Corp.	720	13,090
A-Mark Precious Metals, Inc.	6,400	187,712
AvidXchange Holdings, Inc.*	53,400	506,232
Banco Latinoamericano de Comercio Exterior SA, Class E	1,760	37,312
Cannae Holdings, Inc.*	27,500	512,600
Cantaloupe, Inc.*	7,250	45,312
Cass Information Systems, Inc.	1,913	71,259
Compass Diversified Holdings	22,100	414,817
Enact Holdings, Inc.	8,500	231,455
Essent Group Ltd.	44,300	2,094,947
Evertec, Inc.	22,696	843,837
Federal Agricultural Mortgage Corp., Class C	4,000	617,200
Finance of America Cos., Inc., Class A(x)*	1,760	2,253
Flywire Corp.*	474,452	15,130,274
I3 Verticals, Inc., Class A*	2,940	62,152
International Money Express, Inc.*	11,900	201,467
Jackson Financial, Inc., Class A	36,700	1,402,674
Marqeta, Inc., Class A*	187,960	1,124,001
Merchants Bancorp	3,320	92,030
Mr Cooper Group, Inc.*	26,761	1,433,319
NewtekOne, Inc.(x)	2,720	40,120
NMI Holdings, Inc., Class A*	40,300	1,091,727
Ocwen Financial Corp.(x)*	300	7,764
Pagseguro Digital Ltd., Class A*	76,150	655,652
Payoneer Global, Inc.*	135,850	831,402
Paysafe Ltd.*	18,964	227,378
Paysign, Inc.*	980	1,911
PennyMac Financial Services, Inc.	12,000	799,200
Priority Technology Holdings, Inc.*	400	1,296
Radian Group, Inc.	67,566	1,696,582
Remitly Global, Inc.*	49,496	1,248,289
Repay Holdings Corp., Class A*	29,100	220,869
Security National Financial Corp., Class A*	419	3,285
Shift4 Payments, Inc., Class A*	171,373	9,488,923
StoneCo Ltd., Class A*	111,640	1,191,199
SWK Holdings Corp.(x)*	130	2,048
Velocity Financial, Inc.*	190	2,147
Walker & Dunlop, Inc.	11,300	838,912
Waterstone Financial, Inc.	2,340	25,623

		43,405,132

Insurance (2.6%)
Ambac Financial Group, Inc.*	14,370	173,302
American Coastal Insurance Corp.(x)*	2,070	15,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
American Equity Investment Life Holding Co.	27,280	$1,463,299
AMERISAFE, Inc.	8,790	440,115
Argo Group International Holdings Ltd.	16,910	504,594
BRP Group, Inc., Class A*	23,200	538,936
CNO Financial Group, Inc.	52,600	1,248,198
Crawford & Co., Class A	3,780	35,305
Donegal Group, Inc., Class A	5,830	83,107
eHealth, Inc.*	18,690	138,306
Employers Holdings, Inc.	10,481	418,716
Enstar Group Ltd.*	4,750	1,149,500
F&G Annuities & Life, Inc.	1,620	45,457
Genworth Financial, Inc., Class A*	189,998	1,113,388
GoHealth, Inc., Class A*	540	7,825
Goosehead Insurance, Inc., Class A*	8,260	615,618
Greenlight Capital Re Ltd., Class A*	4,366	46,891
HCI Group, Inc.	4,100	222,589
Hippo Holdings, Inc.(x)*	1,515	12,075
Horace Mann Educators Corp.	18,310	537,948
Investors Title Co.	40	5,924
James River Group Holdings Ltd.	14,500	222,575
Kingsway Financial Services, Inc.*	1,080	8,154
Kinsale Capital Group, Inc.	46,919	19,430,565
Lemonade, Inc.(x)*	14,700	170,814
Maiden Holdings Ltd.*	710	1,250
MBIA, Inc.*	22,020	158,764
Mercury General Corp.	9,700	271,891
National Western Life Group, Inc., Class A	600	262,494
NI Holdings, Inc.*	3,940	50,708
Oscar Health, Inc., Class A*	67,900	378,203
Palomar Holdings, Inc.*	11,600	588,700
ProAssurance Corp.	25,000	472,250
Ryan Specialty Holdings, Inc., Class A*	184,011	8,906,132
Safety Insurance Group, Inc.	5,424	369,863
Selective Insurance Group, Inc.	23,840	2,459,573
Selectquote, Inc.*	67,509	78,985
SiriusPoint Ltd.*	36,000	366,120
Skyward Specialty Insurance Group, Inc.(x)*	730	19,973
Stewart Information Services Corp.	12,600	551,880
Tiptree, Inc., Class A	900	15,084
Trupanion, Inc.(x)*	15,000	423,000
United Fire Group, Inc.	7,800	154,050
Universal Insurance Holdings, Inc.	2,110	29,582

		44,206,938

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AFC Gamma, Inc. (REIT)(x)	90	1,057
Angel Oak Mortgage REIT, Inc. (REIT)	1,190	10,151
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	714,651
Arbor Realty Trust, Inc. (REIT)(x)	64,200	974,556
Ares Commercial Real Estate Corp. (REIT)(x)	19,900	189,448
ARMOUR Residential REIT, Inc. (REIT)(x)	75,240	319,770
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	66,200	1,439,850
BrightSpire Capital, Inc. (REIT), Class A	72,780	455,603
Chicago Atlantic Real Estate Finance, Inc. (REIT)	360	5,299
Chimera Investment Corp. (REIT)	95,600	521,976
Claros Mortgage Trust, Inc. (REIT)(x)	33,500	371,180
Dynex Capital, Inc. (REIT)	20,920	249,785
Ellington Financial, Inc. (REIT)(x)	20,700	258,129
Franklin BSP Realty Trust, Inc. (REIT)	30,600	405,144
Granite Point Mortgage Trust, Inc. (REIT)	10,910	53,241
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	39,680	841,216
Invesco Mortgage Capital, Inc. (REIT)(x)	17,469	174,865
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	223,156
Ladder Capital Corp. (REIT), Class A	54,887	563,141
MFA Financial, Inc. (REIT)	56,525	543,205
New York Mortgage Trust, Inc. (REIT)	42,650	362,098
Nexpoint Real Estate Finance, Inc. (REIT)	340	5,562
Orchid Island Capital, Inc. (REIT)(x)	28,520	242,705
PennyMac Mortgage Investment Trust (REIT)	40,863	506,701
Ready Capital Corp. (REIT)	66,972	677,087
Redwood Trust, Inc. (REIT)	57,300	408,549
TPG RE Finance Trust, Inc. (REIT)	22,770	153,242
Two Harbors Investment Corp. (REIT)	34,125	451,815

		11,123,182

Total Financials		214,041,145

Health Care (17.3%)
Biotechnology (8.0%)
2seventy bio, Inc.(x)*	21,630	84,790
4D Molecular Therapeutics, Inc.*	8,500	108,205
89bio, Inc.*	23,690	365,774
Aadi Bioscience, Inc.*	1,880	9,099
ACADIA Pharmaceuticals, Inc.*	47,900	998,236
Acrivon Therapeutics, Inc.(x)*	330	3,155
Actinium Pharmaceuticals, Inc.(x)*	1,910	11,307
Adicet Bio, Inc.*	14,520	19,892
ADMA Biologics, Inc.*	80,740	289,049
Aerovate Therapeutics, Inc.(x)*	1,750	23,747
Agenus, Inc.*	84,950	95,993
Agios Pharmaceuticals, Inc.*	24,700	611,325
Akero Therapeutics, Inc.*	98,370	4,975,555
Aldeyra Therapeutics, Inc.*	17,590	117,501
Alector, Inc.*	22,900	148,392
Alkermes plc*	64,200	1,798,242
Allakos, Inc.*	9,440	21,429
Allogene Therapeutics, Inc.(x)*	46,917	148,727
Allovir, Inc.(x)*	15,340	32,981
Alpine Immune Sciences, Inc.*	2,970	34,006
Altimmune, Inc.*	23,570	61,282
ALX Oncology Holdings, Inc.*	9,140	43,872
Amicus Therapeutics, Inc.*	119,949	1,458,580
AnaptysBio, Inc.*	7,730	138,831
Anavex Life Sciences Corp.(x)*	24,300	159,165
Anika Therapeutics, Inc.*	6,200	115,506
Annexon, Inc.*	20,310	47,932
Arbutus Biopharma Corp.*	16,140	32,764
Arcellx, Inc.*	11,700	419,796
Arcturus Therapeutics Holdings, Inc.(x)*	10,200	260,610
Arcus Biosciences, Inc.*	176,230	3,163,328
Arcutis Biotherapeutics, Inc.*	29,430	156,273
Ardelyx, Inc.*	81,640	333,091
Arrowhead Pharmaceuticals, Inc.*	40,600	1,090,922
ARS Pharmaceuticals, Inc.(x)*	8,260	31,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ascendis Pharma A/S (ADR)*	43,041	$4,030,359
Astria Therapeutics, Inc.(x)*	2,460	18,352
Atara Biotherapeutics, Inc.*	71,700	106,116
Aura Biosciences, Inc.*	1,620	14,531
Aurinia Pharmaceuticals, Inc.(x)*	48,800	379,176
Avid Bioservices, Inc.*	24,500	231,280
Avidity Biosciences, Inc.*	27,100	172,898
Avita Medical, Inc.*	2,630	38,424
Beam Therapeutics, Inc.(x)*	23,100	555,555
BioAtla, Inc.*	4,180	7,106
BioCryst Pharmaceuticals, Inc.*	77,400	547,992
Biohaven Ltd.*	24,350	633,344
Biomea Fusion, Inc.(x)*	7,750	106,640
BioVie, Inc., Class A*	2,170	7,400
Bioxcel Therapeutics, Inc.(x)*	13,690	34,636
Bluebird Bio, Inc.*	47,600	144,704
Blueprint Medicines Corp.*	116,295	5,840,335
Bridgebio Pharma, Inc.*	218,435	5,760,131
Cabaletta Bio, Inc.*	3,700	56,314
CareDx, Inc.*	23,500	164,500
Caribou Biosciences, Inc.*	16,860	80,591
Carisma Therapeutics, Inc.	3,390	14,340
Catalyst Pharmaceuticals, Inc.*	42,700	499,163
Celcuity, Inc.(x)*	670	6,124
Celldex Therapeutics, Inc.*	15,700	432,064
Century Therapeutics, Inc.*	2,840	5,680
Cerevel Therapeutics Holdings, Inc.(x)*	28,150	614,514
Cogent Biosciences, Inc.*	24,900	242,775
Coherus Biosciences, Inc.*	53,390	199,679
Compass Therapeutics, Inc.*	4,260	8,392
Crinetics Pharmaceuticals, Inc.*	19,200	571,008
Cue Biopharma, Inc.*	2,600	5,980
Cullinan Oncology, Inc.*	16,600	150,230
Cytokinetics, Inc.*	40,050	1,179,873
Day One Biopharmaceuticals, Inc.*	7,160	87,853
Deciphera Pharmaceuticals, Inc.*	18,600	236,592
Denali Therapeutics, Inc.*	41,900	864,397
Design Therapeutics, Inc.*	11,500	27,140
Disc Medicine, Inc.*	2,890	135,772
Dynavax Technologies Corp.*	47,500	701,575
Dyne Therapeutics, Inc.*	11,900	106,624
Eagle Pharmaceuticals, Inc.*	7,480	117,960
Editas Medicine, Inc.(x)*	27,600	215,280
Emergent BioSolutions, Inc.*	20,700	70,380
Enanta Pharmaceuticals, Inc.*	7,900	88,243
Entrada Therapeutics, Inc.(x)*	910	14,378
EQRx, Inc.*	99,340	220,535
Erasca, Inc.(x)*	32,760	64,537
Fate Therapeutics, Inc.*	34,500	73,140
Fennec Pharmaceuticals, Inc.*	1,420	10,664
FibroGen, Inc.(x)*	10,550	9,104
Foghorn Therapeutics, Inc.*	3,040	15,200
Genelux Corp.(x)*	410	10,041
Generation Bio Co.*	20,838	78,976
Geron Corp.*	190,880	404,666
Graphite Bio, Inc.*	760	1,885
Gritstone bio, Inc.*	9,000	15,480
Halozyme Therapeutics, Inc.*	211,411	8,075,900
Heron Therapeutics, Inc.(x)*	87,060	89,672
HilleVax, Inc.(x)*	2,170	29,186
Humacyte, Inc.(x)*	9,220	27,015
Icosavax, Inc.(x)*	3,370	26,117
Ideaya Biosciences, Inc.*	20,810	561,454
IGM Biosciences, Inc.*	12,840	107,214
Immuneering Corp., Class A(x)*	1,010	7,757
ImmunityBio, Inc.(x)*	75,520	127,629
ImmunoGen, Inc.*	106,300	1,686,981
Immunovant, Inc.*	25,800	990,462
Inhibrx, Inc.*	10,800	198,180
Inozyme Pharma, Inc.(x)*	4,610	19,362
Insmed, Inc.*	50,400	1,272,600
Intellia Therapeutics, Inc.*	133,020	4,206,092
Intercept Pharmaceuticals, Inc.*	25,260	468,320
Iovance Biotherapeutics, Inc.*	79,740	362,817
Ironwood Pharmaceuticals, Inc., Class A*	49,800	479,574
iTeos Therapeutics, Inc.*	12,090	132,385
Janux Therapeutics, Inc.(x)*	3,320	33,466
KalVista Pharmaceuticals, Inc.*	6,120	58,936
Karuna Therapeutics, Inc.*	34,130	5,771,042
Karyopharm Therapeutics, Inc.(x)*	42,460	56,896
Keros Therapeutics, Inc.*	6,500	207,220
Kezar Life Sciences, Inc.*	29,418	35,007
Kiniksa Pharmaceuticals Ltd., Class A*	12,900	224,073
Kodiak Sciences, Inc.*	27,580	49,644
Krystal Biotech, Inc.*	7,500	870,000
Kura Oncology, Inc.*	26,400	240,768
Kymera Therapeutics, Inc.*	11,600	161,240
Larimar Therapeutics, Inc.*	2,230	8,808
Legend Biotech Corp. (ADR)*	75,011	5,038,489
Lexicon Pharmaceuticals, Inc.(x)*	54,280	59,165
Lineage Cell Therapeutics, Inc.*	6,470	7,635
Lyell Immunopharma, Inc.(x)*	56,772	83,455
MacroGenics, Inc.*	37,400	174,284
Madrigal Pharmaceuticals, Inc.*	27,539	4,021,796
MannKind Corp.*	96,800	399,784
MeiraGTx Holdings plc*	14,520	71,293
Merrimack Pharmaceuticals, Inc.*	590	7,275
MiMedx Group, Inc.*	49,500	360,855
Mineralys Therapeutics, Inc.*	1,920	18,259
Mirum Pharmaceuticals, Inc.*	11,000	347,600
Monte Rosa Therapeutics, Inc.(x)*	5,110	24,477
Morphic Holding, Inc.*	15,600	357,396
Myriad Genetics, Inc.*	38,100	611,124
Natera, Inc.*	276,449	12,232,868
Nkarta, Inc.*	22,110	30,733
Novavax, Inc.(x)*	36,650	265,346
Nurix Therapeutics, Inc.*	15,650	123,009
Nuvalent, Inc., Class A*	6,900	317,193
Nuvectis Pharma, Inc.*	730	9,410
Ocean Biomedical, Inc.(x)*	27,540	107,406
Olema Pharmaceuticals, Inc.*	3,590	44,336
Omega Therapeutics, Inc.(x)*	1,180	2,537
Organogenesis Holdings, Inc., Class A*	40,910	130,094
ORIC Pharmaceuticals, Inc.*	2,980	18,029
Outlook Therapeutics, Inc.(x)*	11,020	2,435
Ovid therapeutics, Inc.*	2,340	8,986
PDL BioPharma, Inc.(r)*	73,900	—
PDS Biotechnology Corp.(x)*	18,920	95,546
PepGen, Inc.(x)*	1,550	7,874
PMV Pharmaceuticals, Inc.(x)*	20,810	127,773
Point Biopharma Global, Inc.(x)*	50,120	334,300
Poseida Therapeutics, Inc., Class A*	6,570	15,637
Precigen, Inc.(x)*	43,090	61,188
Prelude Therapeutics, Inc.(x)*	900	2,781
Prime Medicine, Inc.(x)*	5,140	49,036
ProKidney Corp., Class A(x)*	23,430	107,309
Protagonist Therapeutics, Inc.*	20,800	346,944
Protalix BioTherapeutics, Inc.*	11,700	19,422
Prothena Corp. plc(x)*	15,890	766,692
PTC Therapeutics, Inc.*	30,800	690,228
Rallybio Corp.(x)*	1,660	5,594
RAPT Therapeutics, Inc.*	9,200	152,904
Recursion Pharmaceuticals, Inc., Class A(x)*	43,815	335,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
REGENXBIO, Inc.*	18,700	$307,802
Relay Therapeutics, Inc.*	37,500	315,375
Reneo Pharmaceuticals, Inc.(x)*	1,430	10,889
Replimune Group, Inc.*	15,600	266,916
REVOLUTION Medicines, Inc.*	38,870	1,075,922
Rhythm Pharmaceuticals, Inc.*	19,690	451,393
Rigel Pharmaceuticals, Inc.*	76,290	82,393
Rocket Pharmaceuticals, Inc.*	28,420	582,326
Sage Therapeutics, Inc.*	19,000	391,020
Sana Biotechnology, Inc.(x)*	33,400	129,258
Sangamo Therapeutics, Inc.*	81,450	48,854
Sarepta Therapeutics, Inc.*	78,427	9,506,921
Savara, Inc.(x)*	5,970	22,567
Scholar Rock Holding Corp.*	2,650	18,815
Selecta Biosciences, Inc.(x)*	5,920	6,275
Seres Therapeutics, Inc.*	33,500	79,730
SpringWorks Therapeutics, Inc.(x)*	22,330	516,270
Stoke Therapeutics, Inc.(x)*	14,010	55,199
Summit Therapeutics, Inc.(x)*	24,180	45,217
Sutro Biopharma, Inc.*	20,950	72,697
Syndax Pharmaceuticals, Inc.*	25,250	366,630
Tango Therapeutics, Inc.(x)*	6,080	68,461
Tenaya Therapeutics, Inc.*	5,910	15,071
TG Therapeutics, Inc.*	54,400	454,784
Travere Therapeutics, Inc.*	24,000	214,560
Twist Bioscience Corp.*	20,373	412,757
Tyra Biosciences, Inc.(x)*	1,370	18,865
Ultragenyx Pharmaceutical, Inc.*	119,287	4,252,582
UroGen Pharma Ltd.*	1,640	22,976
Vanda Pharmaceuticals, Inc.*	27,473	118,683
Vaxcyte, Inc.*	151,875	7,742,587
Vaxxinity, Inc., Class A(x)*	1,640	2,247
Vera Therapeutics, Inc., Class A(x)*	12,390	169,867
Veracyte, Inc.*	28,100	627,473
Vericel Corp.*	20,300	680,456
Verve Therapeutics, Inc.(x)*	13,700	181,662
Vigil Neuroscience, Inc.(x)*	560	3,018
Viking Therapeutics, Inc.*	262,187	2,902,410
Vir Biotechnology, Inc.*	222,730	2,086,980
Viridian Therapeutics, Inc.*	14,600	223,964
Vor BioPharma, Inc.(x)*	1,550	3,286
Voyager Therapeutics, Inc.*	6,460	50,065
X4 Pharmaceuticals, Inc.(x)*	12,980	14,148
Xencor, Inc.*	27,600	556,140
Xenon Pharmaceuticals, Inc.*	75,250	2,570,540
XOMA Corp.*	470	6,622
Y-mAbs Therapeutics, Inc.*	24,500	133,525
Zentalis Pharmaceuticals, Inc.*	18,830	377,730
Zura Bio Ltd., Class A*	8,260	54,516
Zymeworks, Inc.*	5,740	36,392

		136,775,543

Health Care Equipment & Supplies (4.8%)
Accuray, Inc.*	5,820	15,830
Alphatec Holdings, Inc.*	24,600	319,062
AngioDynamics, Inc.*	14,600	106,726
Artivion, Inc.*	16,300	247,108
AtriCure, Inc.*	259,865	11,382,087
Atrion Corp.	700	289,219
Avanos Medical, Inc.*	25,500	515,610
Axogen, Inc.*	17,250	86,250
Axonics, Inc.*	17,700	993,324
Beyond Air, Inc.(x)*	3,590	8,293
Butterfly Network, Inc.(x)*	77,890	91,910
Cerus Corp.*	60,380	97,816
ClearPoint Neuro, Inc.(x)*	2,460	12,325
CONMED Corp.	12,921	1,303,083
Cutera, Inc.*	15,100	90,902
CVRx, Inc.(x)*	1,930	29,278
Embecta Corp.	20,900	314,545
Glaukos Corp.*	21,076	1,585,969
Haemonetics Corp.*	20,200	1,809,516
Inari Medical, Inc.*	194,555	12,723,897
Inmode Ltd.*	29,700	904,662
Inogen, Inc.*	16,760	87,487
Insulet Corp.*	21,960	3,502,400
Integer Holdings Corp.*	15,100	1,184,293
iRadimed Corp.	4,600	204,102
iRhythm Technologies, Inc.*	108,680	10,244,177
KORU Medical Systems, Inc.(x)*	920	2,484
Lantheus Holdings, Inc.*	176,401	12,256,341
LeMaitre Vascular, Inc.	7,200	392,256
LivaNova plc*	20,032	1,059,292
Merit Medical Systems, Inc.*	20,575	1,420,087
Nano-X Imaging Ltd.(x)*	17,590	115,390
Neogen Corp.*	84,112	1,559,436
Nevro Corp.*	14,200	272,924
Omnicell, Inc.*	18,100	815,224
OraSure Technologies, Inc.*	36,800	218,224
Orchestra BioMed Holdings, Inc.(x)*	1,040	9,069
Orthofix Medical, Inc.*	17,685	227,429
OrthoPediatrics Corp.*	5,500	176,000
Outset Medical, Inc.*	18,300	199,104
Paragon 28, Inc.*	16,800	210,840
PROCEPT BioRobotics Corp.*	13,830	453,762
Pulmonx Corp.*	20,300	209,699
Pulse Biosciences, Inc.(x)*	1,170	4,715
RxSight, Inc.*	6,170	172,081
Sanara Medtech, Inc.(x)*	160	4,981
Semler Scientific, Inc.*	470	11,924
Shockwave Medical, Inc.*	60,130	11,971,883
SI-BONE, Inc.*	11,700	248,508
Sight Sciences, Inc.*	4,380	14,761
Silk Road Medical, Inc.*	15,800	236,842
STAAR Surgical Co.*	19,100	767,438
Surmodics, Inc.*	5,900	189,331
Tactile Systems Technology, Inc.*	10,200	143,310
Tela Bio, Inc.*	1,300	10,400
TransMedics Group, Inc.*	11,900	651,525
Treace Medical Concepts, Inc.*	20,100	263,511
UFP Technologies, Inc.*	2,700	435,915
Utah Medical Products, Inc.	1,700	146,200
Varex Imaging Corp.*	11,400	214,206
Vicarious Surgical, Inc., Class A*	4,310	2,546
Zimvie, Inc.*	6,670	62,765
Zynex, Inc.(x)*	5,120	40,960

		83,341,234

Health Care Providers & Services (1.8%)
23andMe Holding Co., Class A(x)*	100,400	98,161
Accolade, Inc.*	20,192	213,631
AdaptHealth Corp., Class A*	32,575	296,432
Addus HomeCare Corp.*	6,900	587,811
Agiliti, Inc.(x)*	9,730	63,148
AirSculpt Technologies, Inc.(x)*	4,190	28,660
Alignment Healthcare, Inc.*	29,700	206,118
AMN Healthcare Services, Inc.*	16,300	1,388,434
Apollo Medical Holdings, Inc.*	14,500	447,325
Aveanna Healthcare Holdings, Inc.*	15,780	18,778
Brookdale Senior Living, Inc.*	59,560	246,578
Cano Health, Inc.(x)*	160,730	40,761
CareMax, Inc.*	10,680	22,642
Castle Biosciences, Inc.*	20,240	341,854
Community Health Systems, Inc.*	81,700	236,930
CorVel Corp.*	3,500	688,275
Cross Country Healthcare, Inc.*	14,700	364,413
DocGo, Inc.*	24,700	131,651
Enhabit, Inc.*	5,770	64,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ensign Group, Inc. (The)	21,500	$1,997,995
Fulgent Genetics, Inc.*	6,200	165,788
Guardant Health, Inc.*	329,933	9,779,214
HealthEquity, Inc.*	32,800	2,396,040
Hims & Hers Health, Inc.*	48,800	306,952
InfuSystem Holdings, Inc.(x)*	700	6,748
Innovage Holding Corp.*	4,280	25,637
Invitae Corp.(x)*	83,360	50,449
Joint Corp. (The)*	8,460	76,055
LifeStance Health Group, Inc.(x)*	34,000	233,580
ModivCare, Inc.*	3,890	122,574
National HealthCare Corp.	5,690	364,046
National Research Corp.	4,470	198,334
NeoGenomics, Inc.*	43,800	538,740
OPKO Health, Inc.*	174,970	279,952
Option Care Health, Inc.*	65,230	2,110,191
Owens & Minor, Inc.*	32,050	517,928
P3 Health Partners, Inc.(x)*	8,470	12,451
Patterson Cos., Inc.	38,700	1,147,068
Pediatrix Medical Group, Inc.*	30,200	383,842
Pennant Group, Inc. (The)*	12,610	140,349
PetIQ, Inc., Class A*	13,600	267,920
Privia Health Group, Inc.*	41,897	963,631
Progyny, Inc.*	29,100	989,982
Quipt Home Medical Corp.*	2,900	14,761
RadNet, Inc.*	18,500	521,515
Select Medical Holdings Corp.	39,319	993,591
Surgery Partners, Inc.*	25,890	757,283
US Physical Therapy, Inc.	6,200	568,726
Viemed Healthcare, Inc.(x)*	1,400	9,422

		31,427,279

Health Care Technology (0.3%)
American Well Corp., Class A*	77,900	91,143
Computer Programs and Systems, Inc.*	6,500	103,610
Definitive Healthcare Corp., Class A*	7,190	57,448
Evolent Health, Inc., Class A*	42,230	1,149,923
Health Catalyst, Inc.*	19,400	196,328
HealthStream, Inc.	7,430	160,340
Multiplan Corp.*	146,700	246,456
NextGen Healthcare, Inc.*	23,900	567,147
OptimizeRx Corp.*	10,050	78,189
Phreesia, Inc.*	18,900	353,052
Schrodinger, Inc.*	23,900	675,653
Sharecare, Inc.*	71,000	66,768
Simulations Plus, Inc.	6,300	262,710
Veradigm, Inc.*	46,800	614,952

		4,623,719

Life Sciences Tools & Services (1.3%)
Adaptive Biotechnologies Corp.*	40,600	221,270
Akoya Biosciences, Inc.*	8,330	38,735
BioLife Solutions, Inc.*	12,300	169,863
Codexis, Inc.*	43,250	81,742
CryoPort, Inc.*	16,700	228,957
Cytek Biosciences, Inc.*	37,342	206,128
Harvard Bioscience, Inc.*	2,450	10,535
ICON plc*	34,566	8,511,877
MaxCyte, Inc.(x)*	11,230	35,038
Mesa Laboratories, Inc.	2,300	241,661
NanoString Technologies, Inc.(x)*	48,130	82,784
Nautilus Biotechnology, Inc., Class A*	2,670	8,437
OmniAb, Inc. (Earn Out Shares)(r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	37,854	196,462
Pacific Biosciences of California, Inc.*	96,620	806,777
Quanterix Corp.*	16,600	450,524
Quantum-Si, Inc.(x)*	13,620	22,609
Repligen Corp.*	64,674	10,283,813
Seer, Inc., Class A*	23,290	51,471
SomaLogic, Inc.*	76,600	183,074

		21,831,757

Pharmaceuticals (1.1%)
Aclaris Therapeutics, Inc.*	19,100	130,835
Amneal Pharmaceuticals, Inc.*	30,670	129,427
Amphastar Pharmaceuticals, Inc.*	16,400	754,236
Amylyx Pharmaceuticals, Inc.*	19,400	355,214
ANI Pharmaceuticals, Inc.*	6,100	354,166
Arvinas, Inc.*	17,500	343,700
Assertio Holdings, Inc.*	13,020	33,331
Atea Pharmaceuticals, Inc.*	38,630	115,890
Axsome Therapeutics, Inc.(x)*	12,500	873,625
Biote Corp., Class A*	1,330	6,810
Bright Green Corp.(x)*	4,950	1,960
Cara Therapeutics, Inc.*	33,420	56,146
Cassava Sciences, Inc.(x)*	14,600	242,944
Collegium Pharmaceutical, Inc.*	10,700	239,145
Corcept Therapeutics, Inc.*	40,500	1,103,422
CorMedix, Inc.(x)*	4,060	15,022
Cymabay Therapeutics, Inc.*	37,600	560,616
Edgewise Therapeutics, Inc.*	6,470	37,073
Enliven Therapeutics, Inc.(x)*	2,960	40,434
Evolus, Inc.*	25,280	231,059
Eyenovia, Inc.(x)*	4,450	7,387
EyePoint Pharmaceuticals, Inc.(x)*	4,940	39,471
Harmony Biosciences Holdings, Inc.*	12,640	414,213
Harrow, Inc.*	4,520	64,952
Ikena Oncology, Inc.(x)*	770	3,334
Innoviva, Inc.*	20,000	259,800
Intra-Cellular Therapies, Inc.*	148,945	7,758,545
Ligand Pharmaceuticals, Inc.*	6,550	392,476
Liquidia Corp.(x)*	12,630	80,074
Longboard Pharmaceuticals, Inc.*	970	5,393
Marinus Pharmaceuticals, Inc.(x)*	9,140	73,577
NGM Biopharmaceuticals, Inc.*	35,020	37,471
Nuvation Bio, Inc.*	67,409	90,328
Ocular Therapeutix, Inc.*	38,100	119,634
Omeros Corp.(x)*	5,850	17,082
Optinose, Inc.*	1,740	2,140
Pacira BioSciences, Inc.*	16,500	506,220
Phathom Pharmaceuticals, Inc.*	6,310	65,435
Phibro Animal Health Corp., Class A	9,740	124,380
Pliant Therapeutics, Inc.(x)*	21,660	375,584
Prestige Consumer Healthcare, Inc.*	22,700	1,298,213
Rain Oncology, Inc.*	21,290	18,348
Revance Therapeutics, Inc.*	29,200	334,924
Scilex Holding Co.(x)*	15,285	21,399
scPharmaceuticals, Inc.(x)*	4,150	29,548
SIGA Technologies, Inc.(x)	34,930	183,383
Supernus Pharmaceuticals, Inc.*	24,500	675,465
Taro Pharmaceutical Industries Ltd.*	570	21,495
Tarsus Pharmaceuticals, Inc.(x)*	4,040	71,791
Terns Pharmaceuticals, Inc.(x)*	6,990	35,160
Theravance Biopharma, Inc.*	23,300	201,079
Theseus Pharmaceuticals, Inc.*	4,170	11,217
Third Harmonic Bio, Inc.(x)*	760	4,856
Trevi Therapeutics, Inc.*	4,360	9,505
Ventyx Biosciences, Inc.*	17,940	623,056
Verrica Pharmaceuticals, Inc.(x)*	1,590	6,177
WaVe Life Sciences Ltd.(x)*	3,040	17,480
Xeris Biopharma Holdings, Inc.*	19,450	36,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Zevra Therapeutics, Inc.(x)*	2,350	$11,327

		19,673,151

Total Health Care		297,672,683

Industrials (19.2%)
Aerospace & Defense (3.8%)
AAR Corp.*	17,100	1,017,963
AeroVironment, Inc.*	10,000	1,115,300
AerSale Corp.(x)*	1,810	27,041
Archer Aviation, Inc., Class A(x)*	43,420	219,705
Astronics Corp.*	2,790	44,249
Axon Enterprise, Inc.*	101,097	20,117,292
Cadre Holdings, Inc.	1,410	37,577
Curtiss-Wright Corp.	70,183	13,729,900
Ducommun, Inc.*	930	40,464
Eve Holding, Inc.*	720	5,969
Hexcel Corp.	167,162	10,888,933
Howmet Aerospace, Inc.	284,151	13,141,984
Kaman Corp.	12,800	251,520
Kratos Defense & Security Solutions, Inc.*	59,500	893,690
Leonardo DRS, Inc.*	19,360	323,312
Moog, Inc., Class A	10,800	1,219,968
National Presto Industries, Inc.	430	31,158
Park Aerospace Corp.	1,390	21,587
Parsons Corp.*	13,100	711,985
Redwire Corp.(x)*	3,410	9,855
Rocket Lab USA, Inc.(x)*	106,900	468,222
Terran Orbital Corp.(x)*	18,260	15,200
Triumph Group, Inc.*	15,500	118,730
V2X, Inc.*	940	48,560
Virgin Galactic Holdings, Inc.(x)*	83,100	149,580

		64,649,744

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	27,700	578,099
Forward Air Corp.	12,200	838,628
Hub Group, Inc., Class A*	15,000	1,178,100
Radiant Logistics, Inc.*	1,480	8,362

		2,603,189

Building Products (2.8%)
AAON, Inc.	28,972	1,647,638
American Woodmark Corp.*	7,200	544,392
Apogee Enterprises, Inc.	12,300	579,084
AZEK Co., Inc. (The), Class A*	302,017	8,981,985
AZZ, Inc.	13,300	606,214
Builders FirstSource, Inc.*	86,740	10,798,263
Carlisle Cos., Inc.	43,409	11,254,217
CSW Industrials, Inc.	6,700	1,174,108
Gibraltar Industries, Inc.*	13,000	877,630
Griffon Corp.	23,400	928,278
Insteel Industries, Inc.	950	30,837
Janus International Group, Inc.*	29,700	317,790
JELD-WEN Holding, Inc.*	31,717	423,739
Masonite International Corp.*	10,800	1,006,776
Masterbrand, Inc.*	49,750	604,462
PGT Innovations, Inc.*	22,700	629,925
Quanex Building Products Corp.	12,100	340,857
Resideo Technologies, Inc.*	61,700	974,860
Simpson Manufacturing Co., Inc.	17,900	2,681,599
UFP Industries, Inc.	22,564	2,310,554
Zurn Elkay Water Solutions Corp.	51,600	1,445,832

		48,159,040

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	28,300	1,132,283
ACCO Brands Corp.	22,750	130,585
ACV Auctions, Inc., Class A*	48,730	739,722
Aris Water Solutions, Inc., Class A	6,310	62,974
BrightView Holdings, Inc.*	5,400	41,850
Brink’s Co. (The)	18,016	1,308,682
Casella Waste Systems, Inc., Class A*	21,347	1,628,776
CECO Environmental Corp.*	2,600	41,522
Cimpress plc*	6,700	469,067
CompX International, Inc.	120	2,231
CoreCivic, Inc.*	53,500	601,875
Deluxe Corp.	16,600	313,574
Ennis, Inc.	1,950	41,379
Enviri Corp.*	34,070	245,986
GEO Group, Inc. (The)*	46,000	376,280
Healthcare Services Group, Inc.	34,500	359,835
HNI Corp.	22,100	765,323
Interface, Inc., Class A	18,700	183,447
LanzaTech Global, Inc.(x)*	4,940	23,070
Li-Cycle Holdings Corp.(x)*	48,100	170,755
Liquidity Services, Inc.*	1,250	22,025
Matthews International Corp., Class A	17,344	674,855
MillerKnoll, Inc.	29,440	719,808
Montrose Environmental Group, Inc.*	9,200	269,192
OPENLANE, Inc.*	45,284	675,637
Performant Financial Corp.*	290	655
Pitney Bowes, Inc.	79,480	240,030
Quad/Graphics, Inc.*	2,010	10,110
SP Plus Corp.*	7,700	277,970
Steelcase, Inc., Class A	31,120	347,610
Tetra Tech, Inc.	84,780	12,889,103
UniFirst Corp.	5,700	929,157
Viad Corp.*	6,280	164,536
VSE Corp.	760	38,334

		25,898,238

Construction & Engineering (0.8%)
Ameresco, Inc., Class A(x)*	14,800	570,688
API Group Corp.*	77,700	2,014,761
Arcosa, Inc.	18,610	1,338,059
Argan, Inc.	930	42,334
Bowman Consulting Group Ltd., Class A(x)*	970	27,189
Comfort Systems USA, Inc.	13,580	2,314,168
Concrete Pumping Holdings, Inc.*	4,320	37,066
Construction Partners, Inc., Class A*	15,500	566,680
Dycom Industries, Inc.*	11,300	1,005,700
Eneti, Inc.	14,860	149,789
Fluor Corp.(x)*	54,700	2,007,490
Granite Construction, Inc.	21,421	814,426
Great Lakes Dredge & Dock Corp.*	24,300	193,671
IES Holdings, Inc.*	660	43,474
INNOVATE Corp.(x)*	1,830	2,964
Limbach Holdings, Inc.*	1,360	43,153
MYR Group, Inc.*	5,600	754,656
Northwest Pipe Co.*	920	27,756
Primoris Services Corp.	22,900	749,517
Southland Holdings, Inc.(x)*	630	3,824
Sterling Infrastructure, Inc.*	11,400	837,672
Tutor Perini Corp.*	5,800	45,414

		13,590,451

Electrical Equipment (1.2%)
Allient, Inc.	1,140	35,249
Amprius Technologies, Inc.*	4,290	20,335
Array Technologies, Inc.*	58,600	1,300,334
Atkore, Inc.*	15,190	2,266,196
Babcock & Wilcox Enterprises, Inc.*	11,120	46,815
Blink Charging Co.(x)*	28,780	88,067
Bloom Energy Corp., Class A(x)*	68,400	906,984
Dragonfly Energy Holdings Corp.(x)*	32,830	50,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Encore Wire Corp.	6,420	$1,171,393
Energy Vault Holdings, Inc.*	13,670	34,858
EnerSys	17,600	1,666,192
Enovix Corp.(x)*	52,500	658,875
Fluence Energy, Inc., Class A(x)*	15,090	346,919
FTC Solar, Inc.(x)*	29,500	37,760
FuelCell Energy, Inc.(x)*	133,800	171,264
GrafTech International Ltd.	68,300	261,589
LSI Industries, Inc.	1,650	26,202
NEXTracker, Inc., Class A*	16,542	664,327
NuScale Power Corp., Class A(x)*	29,570	144,893
Powell Industries, Inc.	610	50,569
Preformed Line Products Co.	250	40,645
SES AI Corp.(x)*	8,750	19,863
Shoals Technologies Group, Inc., Class A*	539,754	9,850,510
SKYX Platforms Corp.(x)*	490	696
Stem, Inc.(x)*	56,048	237,644
SunPower Corp.(x)*	38,800	239,396
Thermon Group Holdings, Inc.*	12,820	352,165
TPI Composites, Inc.(x)*	13,540	35,881
Vicor Corp.*	7,600	447,564

		21,173,743

Ground Transportation (1.6%)
ArcBest Corp.	9,485	964,150
Covenant Logistics Group, Inc., Class A	440	19,294
Daseke, Inc.*	3,680	18,878
FTAI Infrastructure, Inc.	3,710	11,946
Heartland Express, Inc.	18,000	264,420
Marten Transport Ltd.	26,949	531,165
PAM Transportation Services, Inc.*	610	13,146
RXO, Inc.*	44,570	879,366
Saia, Inc.*	28,767	11,467,965
TFI International, Inc.	89,623	11,508,490
TuSimple Holdings, Inc., Class A*	73,320	114,379
Universal Logistics Holdings, Inc.	1,080	27,194
Werner Enterprises, Inc.	22,747	885,996

		26,706,389

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	2,680	48,454

Machinery (3.6%)
3D Systems Corp.*	56,000	274,960
Alamo Group, Inc.	5,100	881,586
Albany International Corp., Class A	13,400	1,156,152
Astec Industries, Inc.	11,400	537,054
Barnes Group, Inc.	17,742	602,696
Blue Bird Corp.*	2,870	61,274
Chart Industries, Inc.(x)*	16,400	2,773,568
CIRCOR International, Inc.*	6,970	388,577
Columbus McKinnon Corp.	9,300	324,663
Commercial Vehicle Group, Inc.*	3,410	26,462
Desktop Metal, Inc., Class A(x)*	94,440	137,882
Douglas Dynamics, Inc.	7,700	232,386
Energy Recovery, Inc.*	29,800	632,058
Enerpac Tool Group Corp., Class A	31,200	824,616
EnPro Industries, Inc.	9,700	1,175,543
ESCO Technologies, Inc.	9,584	1,000,953
Federal Signal Corp.	22,990	1,373,193
Franklin Electric Co., Inc.	17,500	1,561,525
Gencor Industries, Inc.*	430	6,076
Gorman-Rupp Co. (The)	8,100	266,490
Greenbrier Cos., Inc. (The)	11,947	477,880
Helios Technologies, Inc.	12,000	665,760
Hillenbrand, Inc.	27,341	1,156,798
Hillman Solutions Corp.*	66,180	545,985
Hyliion Holdings Corp.(x)*	33,540	39,577
Hyster-Yale Materials Handling, Inc.	950	42,351
Ingersoll Rand, Inc.	144,935	9,235,258
ITT, Inc.	104,205	10,202,712
John Bean Technologies Corp.	12,500	1,314,250
Kadant, Inc.	4,316	973,474
Kennametal, Inc.	31,600	786,208
Lindsay Corp.	5,100	600,168
Luxfer Holdings plc	1,870	24,404
Manitowoc Co., Inc. (The)*	1,500	22,575
Mayville Engineering Co., Inc.*	1,260	13,822
Microvast Holdings, Inc.(x)*	100,950	190,796
Middleby Corp. (The)*	77,216	9,883,648
Miller Industries, Inc.	610	23,918
Mueller Industries, Inc.	23,900	1,796,324
Mueller Water Products, Inc., Class A	75,800	961,144
Nikola Corp.(x)*	227,580	357,301
Omega Flex, Inc.	410	32,279
Park-Ohio Holdings Corp.	510	10,154
Proto Labs, Inc.*	13,100	345,840
REV Group, Inc.	1,850	29,600
Shyft Group, Inc. (The)	13,300	199,101
SPX Technologies, Inc.*	16,100	1,310,540
Standex International Corp.	4,520	658,519
Tennant Co.	9,200	682,180
Terex Corp.	29,400	1,694,028
Titan International, Inc.*	18,600	249,798
Trinity Industries, Inc.	34,700	844,945
Velo3D, Inc.(x)*	17,040	26,582
Wabash National Corp.	19,000	401,280
Watts Water Technologies, Inc., Class A	10,892	1,882,355

		61,919,268

Marine Transportation (0.1%)
Costamare, Inc.(x)	21,120	203,174
Eagle Bulk Shipping, Inc.(x)	4,900	205,947
Genco Shipping & Trading Ltd.	14,150	197,959
Golden Ocean Group Ltd.(x)	44,700	352,236
Himalaya Shipping Ltd.*	980	4,733
Matson, Inc.	13,670	1,212,803
Pangaea Logistics Solutions Ltd.(x)	2,400	14,112
Safe Bulkers, Inc.	2,150	6,966

		2,197,930

Passenger Airlines (0.2%)
Allegiant Travel Co.	6,490	498,822
Blade Air Mobility, Inc.(x)*	5,970	15,462
Frontier Group Holdings, Inc.(x)*	15,900	76,956
Hawaiian Holdings, Inc.*	15,300	96,849
JetBlue Airways Corp.*	126,840	583,464
Joby Aviation, Inc.(x)*	91,400	589,530
SkyWest, Inc.*	23,800	998,172
Spirit Airlines, Inc.	43,100	711,150
Sun Country Airlines Holdings, Inc.*	9,300	138,012

		3,708,417

Professional Services (1.7%)
Alight, Inc., Class A*	152,690	1,082,572
ASGN, Inc.*	19,073	1,557,883
Asure Software, Inc.*	2,090	19,771
Barrett Business Services, Inc.	330	29,779
BlackSky Technology, Inc., Class A(x)*	5,130	6,002
CBIZ, Inc.*	18,366	953,195
Conduent, Inc.*	59,900	208,452
CRA International, Inc.	2,700	272,052
CSG Systems International, Inc.	12,052	616,098
ExlService Holdings, Inc.*	63,000	1,766,520
Exponent, Inc.	21,500	1,840,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
First Advantage Corp.	21,200	$292,348
FiscalNote Holdings, Inc.*	18,930	39,374
Forrester Research, Inc.*	1,160	33,524
Franklin Covey Co.*	740	31,761
FTI Consulting, Inc.*	51,384	9,167,420
Heidrick & Struggles International, Inc.	6,500	162,630
HireQuest, Inc.(x)	400	6,172
HireRight Holdings Corp.*	8,020	76,270
Huron Consulting Group, Inc.*	7,669	798,803
IBEX Holdings Ltd.*	1,120	17,304
ICF International, Inc.	8,000	966,480
Innodata, Inc.(x)*	1,750	14,928
Insperity, Inc.	14,700	1,434,720
Kelly Services, Inc., Class A	11,600	211,004
Kforce, Inc.	9,700	578,702
Korn Ferry	21,400	1,015,216
Legalzoom.com, Inc.*	35,700	390,558
Maximus, Inc.	22,983	1,716,371
Mistras Group, Inc.*	1,110	6,050
NV5 Global, Inc.*	5,000	481,150
Planet Labs PBC(x)*	56,600	147,160
Resources Connection, Inc.	2,210	32,951
Skillsoft Corp.*	3,890	3,448
Sterling Check Corp.(x)*	13,730	173,273
TriNet Group, Inc.*	13,600	1,584,128
TrueBlue, Inc.*	13,900	203,913
TTEC Holdings, Inc.	9,300	243,846
Upwork, Inc.*	46,700	530,512
Verra Mobility Corp., Class A*	58,600	1,095,820
Willdan Group, Inc.*	880	17,978

		29,826,538

Trading Companies & Distributors (1.8%)
Alta Equipment Group, Inc.	2,230	26,894
Applied Industrial Technologies, Inc.	14,900	2,303,689
Beacon Roofing Supply, Inc.*	18,760	1,447,709
BlueLinx Holdings, Inc.*	3,350	275,001
Boise Cascade Co.	15,100	1,555,904
Custom Truck One Source, Inc.*	14,650	90,830
Distribution Solutions Group, Inc.*	1,726	44,876
DXP Enterprises, Inc.*	1,270	44,374
EVI Industries, Inc.*	150	3,723
FTAI Aviation Ltd.	38,180	1,357,299
GATX Corp.	13,700	1,490,971
Global Industrial Co.	1,890	63,315
GMS, Inc.*	18,200	1,164,254
H&E Equipment Services, Inc.	15,100	652,169
Herc Holdings, Inc.	10,840	1,289,310
Hudson Technologies, Inc.*	5,080	67,564
Karat Packaging, Inc.	590	13,605
McGrath RentCorp	10,300	1,032,472
MRC Global, Inc.*	30,200	309,550
NOW, Inc.*	37,300	442,751
Rush Enterprises, Inc., Class A	29,925	1,221,838
Rush Enterprises, Inc., Class B	600	27,174
SiteOne Landscape Supply, Inc.*	80,811	13,208,558
Textainer Group Holdings Ltd.	16,560	616,860
Titan Machinery, Inc.*	7,800	207,324
Transcat, Inc.*	290	28,411
Veritiv Corp.	6,200	1,047,180
Willis Lease Finance Corp.*	150	6,345
Xometry, Inc., Class A(x)*	13,100	222,438

		30,262,388

Total Industrials		330,743,789

Information Technology (19.9%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.	26,000	213,980
Aviat Networks, Inc.*	1,320	41,184
Calix, Inc.*	25,500	1,168,920
Cambium Networks Corp.(x)*	3,050	22,357
Clearfield, Inc.(x)*	2,790	79,961
CommScope Holding Co., Inc.*	74,700	250,992
Comtech Telecommunications Corp.	1,200	10,500
Digi International, Inc.*	12,400	334,800
DZS, Inc.(x)*	2,800	5,880
Extreme Networks, Inc.*	55,900	1,353,339
Harmonic, Inc.*	35,400	340,902
Infinera Corp.(x)*	75,000	313,500
NETGEAR, Inc.*	12,900	162,411
NetScout Systems, Inc.*	32,000	896,640
Ribbon Communications, Inc.*	15,690	42,049
Viavi Solutions, Inc.*	99,800	912,172

		6,149,587

Electronic Equipment, Instruments & Components (2.8%)
908 Devices, Inc.(x)*	8,100	53,946
Advanced Energy Industries, Inc.	15,800	1,629,296
Aeva Technologies, Inc.*	26,150	20,002
Akoustis Technologies, Inc.(x)*	4,400	3,313
Arlo Technologies, Inc.*	20,700	213,210
Badger Meter, Inc.	11,600	1,668,892
Bel Fuse, Inc., Class B	1,710	81,601
Belden, Inc.	16,578	1,600,606
Benchmark Electronics, Inc.	13,189	319,965
CTS Corp.	11,962	499,294
ePlus, Inc.*	13,200	838,464
Evolv Technologies Holdings, Inc.(x)*	37,540	182,444
Fabrinet*	31,348	5,223,204
FARO Technologies, Inc.*	7,695	117,195
Insight Enterprises, Inc.*	11,015	1,602,682
Itron, Inc.*	20,000	1,211,600
Kimball Electronics, Inc.*	2,430	66,533
Knowles Corp.*	33,000	488,730
Lightwave Logic, Inc.(x)*	40,700	181,929
Littelfuse, Inc.	41,140	10,174,745
Luna Innovations, Inc.(x)*	2,300	13,478
Methode Electronics, Inc.	18,800	429,580
MicroVision, Inc.(x)*	17,810	39,004
Mirion Technologies, Inc., Class A*	76,840	573,995
Napco Security Technologies, Inc.	10,900	242,525
nLight, Inc.*	17,900	186,160
Novanta, Inc.*	94,483	13,552,642
OSI Systems, Inc.*	7,700	908,908
PAR Technology Corp.(x)*	8,700	335,298
PC Connection, Inc.	2,670	142,525
Plexus Corp.*	9,995	929,335
Rogers Corp.*	7,200	946,584
Sanmina Corp.*	23,500	1,275,580
ScanSource, Inc.*	9,400	284,914
SmartRent, Inc., Class A(x)*	55,240	144,176
TTM Technologies, Inc.*	53,300	686,504
Vishay Intertechnology, Inc.	49,470	1,222,898
Vishay Precision Group, Inc.*	1,100	36,938
Vuzix Corp.(x)*	13,100	47,553

		48,176,248

IT Services (0.8%)
BigBear.ai Holdings, Inc.(x)*	31,770	47,973
BigCommerce Holdings, Inc.*	21,200	209,244
Brightcove, Inc.*	8,300	27,307
DigitalOcean Holdings, Inc.*	27,800	668,034
Fastly, Inc., Class A*	40,600	778,302
Grid Dynamics Holdings, Inc.*	18,570	226,182
Hackett Group, Inc. (The)	5,420	127,858
Information Services Group, Inc.	1,500	6,570
MongoDB, Inc., Class A*	28,959	10,015,760
Perficient, Inc.*	13,900	804,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Rackspace Technology, Inc.(x)*	43,470	$102,154
Squarespace, Inc., Class A*	17,130	496,256
Thoughtworks Holding, Inc.*	8,870	36,190
Tucows, Inc., Class A(x)*	1,500	30,615
Unisys Corp.*	37,200	128,340

		13,705,039

Semiconductors & Semiconductor Equipment (5.0%)
ACM Research, Inc., Class A*	17,240	312,130
Aehr Test Systems*	9,920	453,344
Alpha & Omega Semiconductor Ltd.*	8,200	244,688
Ambarella, Inc.*	13,900	737,117
Amkor Technology, Inc.	39,500	892,700
Atomera, Inc.(x)*	1,800	11,268
Axcelis Technologies, Inc.*	12,500	2,038,125
CEVA, Inc.*	6,800	131,852
Cohu, Inc.*	23,577	811,992
Credo Technology Group Holding Ltd.*	35,434	540,368
Diodes, Inc.*	17,300	1,363,932
FormFactor, Inc.*	29,140	1,018,152
Ichor Holdings Ltd.*	10,300	318,888
Impinj, Inc.*	7,700	423,731
indie Semiconductor, Inc., Class A*	59,500	374,850
Kulicke & Soffa Industries, Inc.	24,500	1,191,435
Lattice Semiconductor Corp.*	217,307	18,673,191
MACOM Technology Solutions Holdings, Inc.*	213,668	17,431,035
MaxLinear, Inc., Class A*	27,656	615,346
Monolithic Power Systems, Inc.	20,457	9,451,134
Navitas Semiconductor Corp., Class A*	39,130	271,954
NVE Corp.	460	37,784
Onto Innovation, Inc.*	18,615	2,373,785
PDF Solutions, Inc.*	11,600	375,840
Photronics, Inc.*	18,400	371,864
Power Integrations, Inc.	24,200	1,846,702
Rambus, Inc.*	40,648	2,267,752
Semtech Corp.*	26,900	692,675
Silicon Laboratories, Inc.*	13,264	1,537,165
SiTime Corp.*	6,100	696,925
SkyWater Technology, Inc.(x)*	4,890	29,438
SMART Global Holdings, Inc.*	18,530	451,206
Synaptics, Inc.*	14,902	1,332,835
Transphorm, Inc.(x)*	600	1,332
Ultra Clean Holdings, Inc.*	18,200	539,994
Universal Display Corp.	100,372	15,757,400
Veeco Instruments, Inc.*	17,049	479,247

		86,099,176

Software (10.5%)
8x8, Inc.*	27,790	70,031
A10 Networks, Inc.	23,000	345,690
ACI Worldwide, Inc.*	49,081	1,107,267
Adeia, Inc.	39,331	420,055
Agilysys, Inc.*	10,650	704,604
Alarm.com Holdings, Inc.*	17,719	1,083,340
Alkami Technology, Inc.*	8,900	162,158
Altair Engineering, Inc., Class A*	19,500	1,219,920
American Software, Inc., Class A	14,010	160,555
Amplitude, Inc., Class A*	20,400	236,028
Appfolio, Inc., Class A*	7,900	1,442,777
Appian Corp., Class A*	16,800	766,248
Asana, Inc., Class A*	29,600	541,976
Aurora Innovation, Inc., Class A(x)*	116,580	273,963
AvePoint, Inc.*	58,790	395,069
Bit Digital, Inc.(x)*	53,080	113,591
Blackbaud, Inc.*	20,300	1,427,496
BlackLine, Inc.*	20,900	1,159,323
Box, Inc., Class A*	54,400	1,317,024
Braze, Inc., Class A*	19,839	927,076
C3.ai, Inc., Class A(x)*	25,100	640,552
Cerence, Inc.*	15,100	307,587
Cipher Mining, Inc.(x)*	17,720	41,288
Cleanspark, Inc.*	33,600	128,016
Clear Secure, Inc., Class A	31,970	608,709
CommVault Systems, Inc.*	16,300	1,102,043
Consensus Cloud Solutions, Inc.*	5,600	141,008
Couchbase, Inc.*	15,970	274,045
CS Disco, Inc.*	14,170	94,089
Digimarc Corp.(x)*	3,210	104,293
Digital Turbine, Inc.*	37,600	227,480
Domo, Inc., Class B*	12,900	126,549
Dynatrace, Inc.*	373,243	17,441,645
E2open Parent Holdings, Inc.*	62,700	284,658
Ebix, Inc.	7,100	70,148
eGain Corp.*	700	4,291
Enfusion, Inc., Class A*	15,220	136,523
EngageSmart, Inc.*	12,700	228,473
Envestnet, Inc.*	21,900	964,257
Everbridge, Inc.*	14,400	322,848
EverCommerce, Inc.*	13,200	132,396
Expensify, Inc., Class A*	5,800	18,850
Fair Isaac Corp.*	14,625	12,702,251
Five9, Inc.*	218,823	14,070,319
Freshworks, Inc., Class A*	732,237	14,586,161
HubSpot, Inc.*	18,392	9,058,060
Instructure Holdings, Inc.(x)*	8,900	226,060
Intapp, Inc.*	2,880	96,538
InterDigital, Inc.	11,900	954,856
Jamf Holding Corp.*	26,790	473,111
Klaviyo, Inc., Class A(x)*	286,099	9,870,416
LivePerson, Inc.*	25,500	99,195
LiveRamp Holdings, Inc.*	24,757	713,992
LiveVox Holdings, Inc.(x)*	800	2,672
Manhattan Associates, Inc.*	98,483	19,466,150
Marathon Digital Holdings, Inc.(x)*	64,550	548,675
Matterport, Inc.(x)*	79,700	172,949
MeridianLink, Inc.*	6,920	118,055
MicroStrategy, Inc., Class A(x)*	4,240	1,391,907
Mitek Systems, Inc.*	14,300	153,296
Model N, Inc.*	15,100	368,591
Monday.com Ltd.*	69,890	11,127,886
N-able, Inc.*	24,800	319,920
NextNav, Inc.(x)*	2,400	12,336
Olo, Inc., Class A*	32,700	198,162
ON24, Inc.(x)	11,540	73,048
OneSpan, Inc.(x)*	9,500	102,125
PagerDuty, Inc.*	32,300	726,427
PowerSchool Holdings, Inc., Class A*	16,600	376,156
Progress Software Corp.	15,950	838,651
PROS Holdings, Inc.*	19,550	676,821
PTC, Inc.*	119,154	16,881,739
Q2 Holdings, Inc.*	22,500	726,075
Qualys, Inc.*	15,000	2,288,250
Rapid7, Inc.*	23,800	1,089,564
Red Violet, Inc.(x)*	590	11,806
Rimini Street, Inc.*	14,030	30,866
Riot Platforms, Inc.(x)*	61,310	572,022
Sapiens International Corp. NV	7,600	216,068
SEMrush Holdings, Inc., Class A*	6,860	58,310
Smartsheet, Inc., Class A*	264,955	10,720,079
SolarWinds Corp.*	17,500	165,200
SoundHound AI, Inc., Class A(x)*	72,340	145,403
SoundThinking, Inc.*	500	8,950
Sprinklr, Inc., Class A*	33,360	461,702
Sprout Social, Inc., Class A(x)*	17,700	882,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SPS Commerce, Inc.*	14,300	$2,439,723
Tenable Holdings, Inc.*	47,400	2,123,520
Varonis Systems, Inc., Class B*	43,200	1,319,328
Verint Systems, Inc.*	23,121	531,552
Veritone, Inc.(x)*	2,600	6,708
Viant Technology, Inc., Class A*	700	3,920
Weave Communications, Inc.*	13,620	111,003
Workiva, Inc., Class A*	17,700	1,793,718
Xperi, Inc.*	16,182	159,555
Yext, Inc.*	56,900	360,177
Zeta Global Holdings Corp., Class A*	59,800	499,330
Zuora, Inc., Class A*	42,700	351,848

		180,758,017

Technology Hardware, Storage & Peripherals (0.4%)
Avid Technology, Inc.*	13,500	362,745
CompoSecure, Inc.(x)*	700	4,515
Corsair Gaming, Inc.*	14,500	210,685
Eastman Kodak Co.*	18,390	77,422
IonQ, Inc.(x)*	61,080	908,870
Super Micro Computer, Inc.*	17,790	4,878,374
Turtle Beach Corp.*	3,000	27,225
Xerox Holdings Corp.	41,600	652,704

		7,122,540

Total Information Technology		342,010,607

Materials (2.3%)
Chemicals (1.0%)
AdvanSix, Inc.	8,300	257,964
American Vanguard Corp.	5,770	63,066
Aspen Aerogels, Inc.*	15,540	133,644
Avient Corp.	36,084	1,274,487
Balchem Corp.	12,083	1,498,775
Cabot Corp.	22,500	1,558,575
Chase Corp.	2,000	254,460
Danimer Scientific, Inc., Class A(x)*	40,100	83,007
Ecovyst, Inc.*	29,600	291,264
FutureFuel Corp.	2,600	18,642
Hawkins, Inc.	7,200	423,720
HB Fuller Co.	21,800	1,495,698
Ingevity Corp.*	14,891	708,960
Innospec, Inc.	9,192	939,422
Koppers Holdings, Inc.	7,660	302,953
Kronos Worldwide, Inc.	13,040	101,060
Livent Corp.(x)*	69,100	1,272,131
LSB Industries, Inc.*	24,400	249,612
Mativ Holdings, Inc.	25,098	357,897
Minerals Technologies, Inc.	16,000	876,160
Origin Materials, Inc.(x)*	7,970	10,202
Orion SA	27,600	587,328
Perimeter Solutions SA(x)*	44,400	201,576
PureCycle Technologies, Inc.(x)*	38,700	217,107
Quaker Chemical Corp.	5,500	880,000
Rayonier Advanced Materials, Inc.*	4,800	16,992
Sensient Technologies Corp.	17,700	1,035,096
Stepan Co.	8,200	614,754
Trinseo plc	11,480	93,792
Tronox Holdings plc	41,000	551,040
Valhi, Inc.	1,810	24,001

		16,393,385

Construction Materials (0.1%)
Knife River Corp.*	19,530	953,650
Summit Materials, Inc., Class A*	45,399	1,413,725
United States Lime & Minerals, Inc.	50	10,050

		2,377,425

Containers & Packaging (0.2%)
Greif, Inc., Class A	11,500	768,315
Greif, Inc., Class B	1,700	113,152
Myers Industries, Inc.	20,900	374,737
O-I Glass, Inc.*	56,700	948,591
Pactiv Evergreen, Inc.	11,030	89,674
Ranpak Holdings Corp., Class A*	24,090	131,050
TriMas Corp.	21,100	522,436

		2,947,955

Metals & Mining (1.0%)
5E Advanced Materials, Inc.(x)*	1,500	3,390
Alpha Metallurgical Resources, Inc.	6,500	1,688,245
Arch Resources, Inc.	6,600	1,126,356
ATI, Inc.*	49,470	2,035,690
Carpenter Technology Corp.	21,800	1,465,178
Century Aluminum Co.*	23,600	169,684
Coeur Mining, Inc.*	122,870	272,771
Commercial Metals Co.	45,005	2,223,697
Compass Minerals International, Inc.	12,817	358,235
Constellium SE, Class A*	49,200	895,440
Dakota Gold Corp.(x)*	2,000	5,160
Haynes International, Inc.	880	40,938
Hecla Mining Co.	219,421	857,936
i-80 Gold Corp.*	10,500	16,065
Ivanhoe Electric, Inc.(x)*	21,390	254,541
Kaiser Aluminum Corp.	8,100	609,606
Materion Corp.	7,700	784,707
Novagold Resources, Inc.*	125,900	483,456
Olympic Steel, Inc.	1,580	88,812
Piedmont Lithium, Inc.*	6,300	250,110
Ramaco Resources, Inc., Class A(x)	2,200	24,178
Ramaco Resources, Inc., Class B	360	4,295
Ryerson Holding Corp.	8,640	251,338
Schnitzer Steel Industries, Inc., Class A	12,200	339,770
SunCoke Energy, Inc.	32,100	325,815
TimkenSteel Corp.*	17,200	373,584
Tredegar Corp.	1,100	5,951
Warrior Met Coal, Inc.	19,700	1,006,276
Worthington Industries, Inc.	11,699	723,232

		16,684,456

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	3,030	109,838
Glatfelter Corp.*	12,000	24,000
Sylvamo Corp.	12,900	566,826

		700,664

Total Materials		39,103,885

Real Estate (3.0%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	454,287
American Assets Trust, Inc. (REIT)	19,996	388,922
Armada Hoffler Properties, Inc. (REIT)	23,300	238,592
Broadstone Net Lease, Inc. (REIT)	73,000	1,043,900
CTO Realty Growth, Inc. (REIT)	440	7,132
Empire State Realty Trust, Inc. (REIT), Class A	57,300	460,692
Essential Properties Realty Trust, Inc. (REIT)	54,700	1,183,161
Gladstone Commercial Corp. (REIT)	20,570	250,131
Global Net Lease, Inc. (REIT)	72,432	696,072
NexPoint Diversified Real Estate Trust (REIT)	518	4,512
One Liberty Properties, Inc. (REIT)(x)	1,260	23,776
Star Holdings (REIT)*	5,916	74,068

		4,825,245

Health Care REITs (0.3%)
CareTrust REIT, Inc. (REIT)	44,300	908,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Community Healthcare Trust, Inc. (REIT)	8,200	$243,540
Diversified Healthcare Trust (REIT)	97,250	188,665
Global Medical REIT, Inc. (REIT)	22,500	201,825
LTC Properties, Inc. (REIT)	14,589	468,745
National Health Investors, Inc. (REIT)	20,200	1,037,472
Physicians Realty Trust (REIT)	89,500	1,091,005
Sabra Health Care REIT, Inc. (REIT)	84,943	1,184,105
Universal Health Realty Income Trust (REIT)	3,620	146,357

		5,469,864

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,290,094
Chatham Lodging Trust (REIT)	1,190	11,388
DiamondRock Hospitality Co. (REIT)	94,508	758,899
Hersha Hospitality Trust (REIT), Class A	410	4,043
Pebblebrook Hotel Trust (REIT)(x)	52,028	707,061
RLJ Lodging Trust (REIT)	58,587	573,567
Ryman Hospitality Properties, Inc. (REIT)	23,116	1,925,100
Service Properties Trust (REIT)	81,700	628,273
Summit Hotel Properties, Inc. (REIT)	34,200	198,360
Sunstone Hotel Investors, Inc. (REIT)	81,314	760,286
Xenia Hotels & Resorts, Inc. (REIT)	42,701	503,018

		7,360,089

Industrial REITs (0.2%)
Innovative Industrial Properties, Inc. (REIT)	10,200	771,732
LXP Industrial Trust (REIT)	113,945	1,014,110
Plymouth Industrial REIT, Inc. (REIT)	12,000	251,400
Terreno Realty Corp. (REIT)	31,370	1,781,816

		3,819,058

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	68,000	308,720
City Office REIT, Inc. (REIT)	4,410	18,743
COPT Defense Properties (REIT)	45,200	1,077,116
Douglas Emmett, Inc. (REIT)(x)	65,220	832,207
Easterly Government Properties, Inc. (REIT), Class A	36,600	418,338
Equity Commonwealth (REIT)	47,000	863,390
Hudson Pacific Properties, Inc. (REIT)	43,700	290,605
JBG SMITH Properties (REIT)	42,890	620,189
Office Properties Income Trust (REIT)	26,912	110,339
Orion Office REIT, Inc. (REIT)	7,850	40,899
Paramount Group, Inc. (REIT)	74,800	345,576
Peakstone Realty Trust (REIT)(x)	10,670	177,549
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	238,850
SL Green Realty Corp. (REIT)(x)	25,260	942,198

		6,284,719

Real Estate Management & Development (0.4%)
Anywhere Real Estate, Inc.*	52,800	339,504
Compass, Inc., Class A*	94,900	275,210
Cushman & Wakefield plc*	78,400	597,408
DigitalBridge Group, Inc.	74,725	1,313,665
Douglas Elliman, Inc.	21,731	49,112
eXp World Holdings, Inc.(x)	22,000	357,280
Forestar Group, Inc.*	4,120	110,993
FRP Holdings, Inc.*	550	29,684
Kennedy-Wilson Holdings, Inc.	44,526	656,313
Marcus & Millichap, Inc.	10,000	293,400
Newmark Group, Inc., Class A	72,640	467,075
Opendoor Technologies, Inc.*	209,290	552,526
RE/MAX Holdings, Inc., Class A	660	8,540
Redfin Corp.(x)*	40,773	287,042
RMR Group, Inc. (The), Class A	1,850	45,362
St Joe Co. (The)	16,000	869,280
Stratus Properties, Inc.*	110	3,014
Tejon Ranch Co.*	110	1,784

		6,257,192

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	59,600	405,280
BRT Apartments Corp. (REIT)	220	3,800
Centerspace (REIT)	5,632	339,384
Clipper Realty, Inc. (REIT)	30	155
Elme Communities (REIT)	32,300	440,572
Independence Realty Trust, Inc. (REIT)	84,588	1,190,153
NexPoint Residential Trust, Inc. (REIT)	8,700	279,966
UMH Properties, Inc. (REIT)	16,100	225,722
Veris Residential, Inc. (REIT)	30,070	496,155

		3,381,187

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	38,586	553,709
Alexander’s, Inc. (REIT)	660	120,272
CBL & Associates Properties, Inc. (REIT)(x)	9,700	203,506
Getty Realty Corp. (REIT)	22,264	617,381
InvenTrust Properties Corp. (REIT)	24,700	588,107
Kite Realty Group Trust (REIT)	94,340	2,020,763
Macerich Co. (The) (REIT)	82,700	902,257
NETSTREIT Corp. (REIT)	23,700	369,246
Phillips Edison & Co., Inc. (REIT)	43,678	1,464,960
Retail Opportunity Investments Corp. (REIT)	51,500	637,570
RPT Realty (REIT)	35,260	372,345
Saul Centers, Inc. (REIT)	1,140	40,208
SITE Centers Corp. (REIT)	76,300	940,779
Tanger Factory Outlet Centers, Inc. (REIT)	43,700	987,620
Urban Edge Properties (REIT)	48,300	737,058
Whitestone REIT (REIT)	4,780	46,031

		10,601,812

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	16,400	168,264
Four Corners Property Trust, Inc. (REIT)	31,500	698,985
Gladstone Land Corp. (REIT)	12,100	172,183
Outfront Media, Inc. (REIT)	58,300	588,830
PotlatchDeltic Corp. (REIT)	30,673	1,392,248
Safehold, Inc. (REIT)	16,169	287,808
Uniti Group, Inc. (REIT)	85,300	402,616

		3,710,934

Total Real Estate		51,710,100

Utilities (1.4%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,172,160
Genie Energy Ltd., Class B(x)	1,340	19,738
MGE Energy, Inc.	12,900	883,779
Otter Tail Corp.	18,200	1,381,744
PNM Resources, Inc.	33,200	1,481,052
Portland General Electric Co.	38,000	1,538,240

		6,476,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	57,529	$2,033,091
Chesapeake Utilities Corp.	8,340	815,235
New Jersey Resources Corp.	41,000	1,665,830
Northwest Natural Holding Co.	12,600	480,816
ONE Gas, Inc.	21,500	1,468,020
RGC Resources, Inc.(x)	340	5,882
Southwest Gas Holdings, Inc.	23,700	1,431,717
Spire, Inc.	20,300	1,148,574

		9,049,165

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A(x)*	9,990	52,448
Montauk Renewables, Inc.*	28,430	258,997
Ormat Technologies, Inc.	22,420	1,567,606
Sunnova Energy International, Inc.(x)*	34,500	361,215

		2,240,266

Multi-Utilities (0.2%)
Avista Corp.	27,300	883,701
Black Hills Corp.	24,800	1,254,632
Northwestern Energy Group, Inc.	24,791	1,191,456
Unitil Corp.	5,800	247,718

		3,577,507

Water Utilities (0.2%)
American States Water Co.	13,500	1,062,180
Artesian Resources Corp., Class A	650	27,293
California Water Service Group	20,300	960,393
Consolidated Water Co. Ltd.	1,240	35,266
Global Water Resources, Inc.	360	3,510
Middlesex Water Co.	6,000	397,500
Pure Cycle Corp.*	1,020	9,792
SJW Group	11,900	715,309
York Water Co. (The)	520	19,495

		3,230,738

Total Utilities		24,574,389

Total Common Stocks (98.7%) (Cost $1,429,342,396)		1,697,583,048

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Jounce Therapeutics, Inc., CVR(r)*	32,800	—

Total Consumer Discretionary		—

Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	53,000

Total Financials		53,000

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	65,300	32,650
Chinook Therapeutics, Inc., CVR(r)*	19,340	7,736

Total Health Care		40,386

Total Rights (0.0%)† (Cost $57,146)		93,386

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	20,495,187	20,495,187
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	7,000,000	7,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.27% (7 day yield) (xx)	4,000,000	4,000,000

Total Investment Companies		51,495,187

Total Short-Term Investments (3.0%) (Cost $51,495,187)		51,495,187

Total Investments in Securities (101.7%) (Cost $1,480,894,729)		1,749,171,621
Other Assets Less Liabilities (-1.7%)		(30,080,208)

Net Assets (100%)		$1,719,091,413

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $609,169 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $54,363,044. This was collateralized by $5,157,229 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/3/23 - 2/15/53 and by cash of $51,509,746 of which $51,495,187 was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	57	12/2023	USD	5,126,010	(149,110)

					(149,110)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$20,699,792	$—	$—		$20,699,792
Consumer Discretionary	191,900,819	—	—		191,900,819
Consumer Staples	72,419,350	—	—		72,419,350
Energy	112,706,489	—	—		112,706,489
Financials	214,041,145	—	—		214,041,145
Health Care	297,672,683	—	—	(a)	297,672,683
Industrials	330,743,789	—	—		330,743,789
Information Technology	342,010,607	—	—		342,010,607
Materials	39,103,885	—	—		39,103,885
Real Estate	51,710,100	—	—		51,710,100
Utilities	24,574,389	—	—		24,574,389
Rights
Consumer Discretionary	—	—	—	(a)	— (a)
Financials	—	53,000	—		53,000
Health Care	—	—	40,386		40,386
Short-Term Investments
Investment Companies	51,495,187	—	—		51,495,187

Total Assets	$1,749,078,235	$53,000	$40,386		$1,749,171,621

Liabilities:
Futures	$(149,110)	$—	$—		$(149,110)

Total Liabilities	$(149,110)	$—	$—		$(149,110)

Total	$1,748,929,125	$53,000	$40,386		$1,749,022,511

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,682,082
Aggregate gross unrealized depreciation	(231,381,223)

Net unrealized appreciation	$255,300,859

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,493,721,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Automobile Components (1.6%)
Aptiv plc*	1,905	$187,814

Household Durables (1.9%)
TopBuild Corp.*	852	214,363

Specialty Retail (1.7%)
Home Depot, Inc. (The)	653	197,310

Total Consumer Discretionary		599,487

Consumer Staples (6.5%)
Household Products (2.5%)
Procter & Gamble Co. (The)	1,968	287,052

Personal Care Products (4.0%)
Haleon plc (ADR)	20,218	168,416
Unilever plc (ADR)	5,849	288,941

		457,357

Total Consumer Staples		744,409

Financials (10.7%)
Capital Markets (4.7%)
Intercontinental Exchange, Inc.	2,200	242,044
MSCI, Inc., Class A	578	296,560

		538,604

Financial Services (3.0%)
Visa, Inc., Class A	1,522	350,075

Insurance (3.0%)
Aflac, Inc.	4,510	346,143

Total Financials		1,234,822

Health Care (22.8%)
Health Care Equipment & Supplies (6.7%)
Alcon, Inc.	3,649	281,192
Becton Dickinson & Co.	1,026	265,252
STERIS plc	1,052	230,830

		777,274

Health Care Providers & Services (4.6%)
Laboratory Corp. of America Holdings	1,039	208,891
UnitedHealth Group, Inc.	626	315,623

		524,514

Life Sciences Tools & Services (9.4%)
Bio-Rad Laboratories, Inc., Class A*	425	152,341
Bruker Corp.	2,362	147,153
Danaher Corp.	1,201	297,968
ICON plc*	1,101	271,121
West Pharmaceutical Services, Inc.	565	211,994

		1,080,577

Pharmaceuticals (2.1%)
Johnson & Johnson	1,562	243,281

Total Health Care		2,625,646

Industrials (13.2%)
Aerospace & Defense (1.7%)
Hexcel Corp.	2,968	193,335

Building Products (2.0%)
Owens Corning	1,699	231,761

Commercial Services & Supplies (4.4%)
Tetra Tech, Inc.	1,462	222,268
Waste Management, Inc.	1,891	288,264

		510,532

Electrical Equipment (1.5%)
Rockwell Automation, Inc.	611	174,666

Machinery (2.2%)
Deere & Co.	663	250,203

Professional Services (1.4%)
Maximus, Inc.	2,123	158,546

Total Industrials		1,519,043

Information Technology (32.2%)
Communications Equipment (2.1%)
Ciena Corp.*	4,737	223,870
Lumentum Holdings, Inc.*	432	19,518

		243,388

Electronic Equipment, Instruments & Components (7.3%)
Flex Ltd.*	10,819	291,897
Keysight Technologies, Inc.*	2,233	295,448
TE Connectivity Ltd.	2,048	252,989

		840,334

IT Services (2.5%)
Accenture plc, Class A	935	287,148

Semiconductors & Semiconductor Equipment (8.2%)
Advanced Micro Devices, Inc.*	1,090	112,074
Monolithic Power Systems, Inc.	340	157,080
NVIDIA Corp.	633	275,349
NXP Semiconductors NV	857	171,331
ON Semiconductor Corp.*	2,490	231,445

		947,279

Software (12.1%)
Adobe, Inc.*	475	242,203
Bentley Systems, Inc., Class B	802	40,228
Fair Isaac Corp.*	236	204,973
Intuit, Inc.	580	296,345
Microsoft Corp.	1,302	411,107
Palo Alto Networks, Inc.*	850	199,274

		1,394,130

Total Information Technology		3,712,279

Real Estate (1.1%)
Specialized REITs (1.1%)
SBA Communications Corp. (REIT), Class A	646	129,310

Total Real Estate		129,310

Utilities (3.4%)
Electric Utilities (2.0%)
NextEra Energy, Inc.	3,955	226,582

Water Utilities (1.4%)
American Water Works Co., Inc.	1,301	161,103

Total Utilities		387,685

Total Common Stocks (95.1%) (Cost $10,891,582)		10,952,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	399,346	$399,466

Total Short-Term Investment (3.5%) (Cost $399,458)		399,466

Total Investments in Securities (98.6%) (Cost $11,291,040)		11,352,147
Other Assets Less Liabilities (1.4%)		162,763

Net Assets (100%)		$11,514,910

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$599,487	$—	$—	$599,487
Consumer Staples	744,409	—	—	744,409
Financials	1,234,822	—	—	1,234,822
Health Care	2,625,646	—	—	2,625,646
Industrials	1,519,043	—	—	1,519,043
Information Technology	3,712,279	—	—	3,712,279
Real Estate	129,310	—	—	129,310
Utilities	387,685	—	—	387,685
Short-Term Investment
Investment Company	399,466	—	—	399,466

Total Assets	$11,352,147	$—	$—	$11,352,147

Total Liabilities	$—	$—	$—	$—

Total	$11,352,147	$—	$—	$11,352,147

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$747,961
Aggregate gross unrealized depreciation	(687,045)

Net unrealized appreciation	$60,916

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,291,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.7%)
BCE, Inc.	100,164	$3,823,673

Entertainment (0.5%)
Electronic Arts, Inc.	23,076	2,778,350

Media (2.6%)
Fox Corp., Class B	217,678	6,286,541
Interpublic Group of Cos., Inc. (The)	177,918	5,099,130
Omnicom Group, Inc.	39,901	2,971,826

		14,357,497

Total Communication Services		20,959,520

Consumer Discretionary (2.5%)
Automobile Components (2.5%)
Aptiv plc*	28,797	2,839,096
BorgWarner, Inc.	155,656	6,283,833
Cie Generale des Etablissements Michelin SCA	147,979	4,548,025

Total Consumer Discretionary		13,670,954

Consumer Staples (9.5%)
Consumer Staples Distribution & Retail (3.3%)
Dollar Tree, Inc.*	74,888	7,971,827
Koninklijke Ahold Delhaize NV	341,249	10,289,603

		18,261,430

Food Products (3.3%)
Conagra Brands, Inc.	464,052	12,724,306
General Mills, Inc.	43,286	2,769,871
J M Smucker Co. (The)	22,725	2,793,130

		18,287,307

Household Products (2.3%)
Henkel AG & Co. KGaA (Preference)(q)	55,624	3,967,219
Kimberly-Clark Corp.	72,142	8,718,361

		12,685,580

Personal Care Products (0.6%)
Kenvue, Inc.	155,689	3,126,235

Total Consumer Staples		52,360,552

Energy (3.1%)
Energy Equipment & Services (0.8%)
Baker Hughes Co., Class A	123,057	4,346,373

Oil, Gas & Consumable Fuels (2.3%)
Devon Energy Corp.	25,772	1,229,325
Diamondback Energy, Inc.	25,369	3,929,151
EQT Corp.	72,730	2,951,383
Occidental Petroleum Corp.	73,565	4,772,897

		12,882,756

Total Energy		17,229,129

Financials (16.8%)
Banks (3.4%)
Capitol Federal Financial, Inc.	265,462	1,266,254
First Hawaiian, Inc.	240,666	4,344,021
Prosperity Bancshares, Inc.	36,812	2,009,199
Truist Financial Corp.	216,430	6,192,062
US Bancorp	81,876	2,706,821
Westamerica Bancorp	49,515	2,141,524

		18,659,881

Capital Markets (5.8%)
Bank of New York Mellon Corp. (The)	283,118	12,074,982
Northern Trust Corp.	182,096	12,652,030
T. Rowe Price Group, Inc.	72,971	7,652,469

		32,379,481

Insurance (7.6%)
Aflac, Inc.	71,307	5,472,812
Allstate Corp. (The)	120,636	13,440,057
Hanover Insurance Group, Inc. (The)	42,860	4,756,603
Reinsurance Group of America, Inc.	62,319	9,048,096
Willis Towers Watson plc	44,268	9,250,241

		41,967,809

Total Financials		93,007,171

Health Care (14.1%)
Health Care Equipment & Supplies (5.1%)
Dentsply Sirona, Inc.	92,891	3,173,157
Embecta Corp.	96,470	1,451,874
Envista Holdings Corp.*	145,889	4,067,385
Hologic, Inc.*	40,985	2,844,359
Smith & Nephew plc (ADR)(x)	100,798	2,496,766
Zimmer Biomet Holdings, Inc.	126,040	14,144,209

		28,177,750

Health Care Providers & Services (9.0%)
Cardinal Health, Inc.	58,540	5,082,443
Cencora, Inc.	25,416	4,574,117
Centene Corp.*	64,094	4,414,795
Henry Schein, Inc.*	156,360	11,609,730
Laboratory Corp. of America Holdings	33,451	6,725,323
Quest Diagnostics, Inc.	78,288	9,540,176
Universal Health Services, Inc., Class B	62,795	7,895,215

		49,841,799

Total Health Care		78,019,549

Industrials (15.8%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	17,159	3,791,624
Huntington Ingalls Industries, Inc.	36,817	7,532,022

		11,323,646

Building Products (1.0%)
Cie de Saint-Gobain SA	90,635	5,450,461

Commercial Services & Supplies (0.5%)
Republic Services, Inc., Class A	19,069	2,717,523

Construction & Engineering (1.3%)
Vinci SA	63,804	7,084,311

Electrical Equipment (2.0%)
Emerson Electric Co.	91,911	8,875,845
nVent Electric plc	38,461	2,038,049

		10,913,894

Ground Transportation (1.9%)
Heartland Express, Inc.	231,945	3,407,272
Norfolk Southern Corp.	36,652	7,217,878

		10,625,150

Machinery (2.3%)
Cummins, Inc.	14,832	3,388,519
IMI plc	111,675	2,136,473
Oshkosh Corp.	78,557	7,496,695

		13,021,687

Passenger Airlines (1.4%)
Southwest Airlines Co.	279,217	7,558,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (3.4%)
Beacon Roofing Supply, Inc.*	65,751	$5,074,004
Bunzl plc	157,320	5,616,344
MSC Industrial Direct Co., Inc.,
Class A	80,279	7,879,384

		18,569,732

Total Industrials		87,264,808

Information Technology (5.9%)
Communications Equipment (2.0%)
F5, Inc.*	42,027	6,772,231
Juniper Networks, Inc.	156,356	4,345,133

		11,117,364

Electronic Equipment, Instruments & Components (1.4%)
Corning, Inc.	72,432	2,207,003
TE Connectivity Ltd.	45,123	5,574,044

		7,781,047

IT Services (1.3%)
Amdocs Ltd.	83,927	7,090,992

Semiconductors & Semiconductor Equipment (0.3%)
Teradyne, Inc.	16,352	1,642,722

Technology Hardware, Storage & Peripherals (0.9%)
HP, Inc.	188,709	4,849,822

Total Information Technology		32,481,947

Materials (4.9%)
Chemicals (1.3%)
Akzo Nobel NV	96,226	6,966,808

Containers & Packaging (3.6%)
Amcor plc	742,695	6,803,086
Packaging Corp. of America	62,892	9,657,067
Sonoco Products Co.	65,997	3,586,937

		20,047,090

Total Materials		27,013,898

Real Estate (7.2%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	50,397	2,725,470

Health Care REITs (1.2%)
Healthpeak Properties, Inc. (REIT)	358,798	6,587,531

Residential REITs (1.2%)
Essex Property Trust, Inc. (REIT)	29,583	6,274,258

Retail REITs (2.7%)
Realty Income Corp. (REIT)	156,387	7,809,967
Regency Centers Corp. (REIT)	119,533	7,105,041

		14,915,008

Specialized REITs (1.6%)
Public Storage (REIT)	21,977	5,791,379
VICI Properties, Inc. (REIT), Class A	110,955	3,228,791

		9,020,170

Total Real Estate		39,522,437

Utilities (10.1%)
Electric Utilities (5.1%)
Duke Energy Corp.	78,801	6,954,976
Edison International	109,472	6,928,483
Evergy, Inc.	106,581	5,403,657
Eversource Energy	69,627	4,048,810
Pinnacle West Capital Corp.	62,322	4,591,885

		27,927,811

Gas Utilities (2.0%)
Atmos Energy Corp.	15,859	1,679,944
Spire, Inc.	164,055	9,282,232

		10,962,176

Multi-Utilities (3.0%)
CMS Energy Corp.	75,922	4,032,217
Northwestern Energy Group, Inc.	175,035	8,412,182
WEC Energy Group, Inc.	54,872	4,419,940

		16,864,339

Total Utilities		55,754,326

Total Common Stocks (93.7%) (Cost $540,239,924)		517,284,291

EXCHANGE TRADED FUND (ETF):
Equity (2.0%)
iShares Russell Mid-Cap Value ETF(x)	105,175	10,973,959

Total Exchange Traded Fund (2.0%) (Cost $11,716,531)		10,973,959

MASTER LIMITED PARTNERSHIP:
Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Enterprise Products Partners LP (Cost $9,224,902)	370,948	10,152,847

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	200,000	200,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	1,500,000	1,500,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	93,342	93,342
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	7,228,838	7,231,007

Total Investment Companies		9,324,349

Total Short-Term Investments (1.7%) (Cost $9,324,567)		9,324,349

Total Investments in Securities (99.2%) (Cost $570,505,924)		547,735,446
Other Assets Less Liabilities (0.8%)		4,423,810

Net Assets (100%)		$552,159,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $5,261,397. This was collateralized by $3,330,130 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.558%, maturing 4/15/24 - 11/15/52 and by cash of $2,093,342 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,393,326	CAD	4,575,391	Goldman Sachs	12/22/2023	20,248
USD	11,023,222	EUR	10,370,473	Bank of America	12/22/2023	15,963
USD	11,025,213	EUR	10,370,473	JPMorgan Chase Bank	12/22/2023	17,955
USD	11,027,422	EUR	10,370,473	Morgan Stanley	12/22/2023	20,164
USD	8,539,002	GBP	6,988,870	Goldman Sachs	12/22/2023	6,807

Total unrealized appreciation						81,137

CAD	141,331	USD	104,809	Goldman Sachs	12/22/2023	(617)

Total unrealized depreciation						(617)

Net unrealized appreciation						80,520

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,959,520	$—	$—	$20,959,520
Consumer Discretionary	9,122,929	4,548,025	—	13,670,954
Consumer Staples	38,103,730	14,256,822	—	52,360,552
Energy	17,229,129	—	—	17,229,129
Financials	93,007,171	—	—	93,007,171
Health Care	78,019,549	—	—	78,019,549
Industrials	66,977,219	20,287,589	—	87,264,808
Information Technology	32,481,947	—	—	32,481,947
Materials	20,047,090	6,966,808	—	27,013,898
Real Estate	39,522,437	—	—	39,522,437
Utilities	55,754,326	—	—	55,754,326
Exchange Traded Fund	10,973,959	—	—	10,973,959
Forward Currency Contracts	—	81,137	—	81,137
Master Limited Partnership
Energy	10,152,847	—	—	10,152,847
Short-Term Investments
Investment Companies	9,324,349	—	—	9,324,349

Total Assets	$501,676,202	$46,140,381	$—	$547,816,583

Liabilities:
Forward Currency Contracts	$—	$(617)	$—	$(617)

Total Liabilities	$—	$(617)	$—	$(617)

Total	$501,676,202	$46,139,764	$—	$547,815,966

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,911,716
Aggregate gross unrealized depreciation	(61,149,014)

Net unrealized depreciation	$(23,237,298)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$571,053,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.9%)
iShares Core MSCI EAFE ETF(x)	315,600	$20,308,860
iShares Core S&P 500 ETF	31,200	13,398,216
iShares Core S&P Mid-Cap ETF(x)	13,900	3,465,965
iShares Russell 2000 ETF(x)	21,200	3,746,888
SPDR Portfolio S&P 500 ETF(x)	264,700	13,303,822
Vanguard S&P 500 ETF	34,000	13,351,800

Total Equity		67,575,551

Fixed Income (34.7%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	475,100	36,098,098

Total Exchange Traded Funds (99.6%) (Cost $105,397,252)		103,673,649

SHORT-TERM INVESTMENTS:
Investment Companies (24.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	70,000	70,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	15,872,773	15,872,773
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	476,986	477,129

Total Investment Companies		25,419,902

Total Short-Term Investments (24.4%) (Cost $25,419,921)		25,419,902

Total Investments in Securities (124.0%) (Cost $130,817,173)		129,093,551
Other Assets Less Liabilities (-24.0%)		(24,983,733)

Net Assets (100%)		$104,109,818

(x)	All or a portion of security is on loan at September 30, 2023.
(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $26,719,512. This was collateralized by $2,442,802 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.558%, maturing 4/15/24 - 11/15/52 and by cash of $24,942,773 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$103,673,649	$—	$—	$103,673,649
Short-Term Investments
Investment Companies	25,419,902	—	—	25,419,902

Total Assets	$129,093,551	$—	$—	$129,093,551

Total Liabilities	$—	$—	$—	$—

Total	$129,093,551	$—	$—	$129,093,551

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,029,414
Aggregate gross unrealized depreciation	(8,334,566)

Net unrealized depreciation	$(3,305,152)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$132,398,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.3%)
Entertainment (2.0%)
Netflix, Inc.*	11,731	$4,429,626
Take-Two Interactive Software, Inc.*	42,288	5,936,812

		10,366,438

Interactive Media & Services (5.2%)
Alphabet, Inc., Class C*	102,433	13,505,791
Meta Platforms, Inc., Class A*	34,896	10,476,128
Pinterest, Inc., Class A*	100,395	2,713,677

		26,695,596

Media (1.1%)
Charter Communications, Inc., Class A*	12,123	5,331,938

Total Communication Services		42,393,972

Consumer Discretionary (10.8%)
Hotels, Restaurants & Leisure (7.1%)
Aramark	197,458	6,851,793
Chipotle Mexican Grill, Inc., Class A*	4,851	8,886,207
Marriott International, Inc., Class A	27,921	5,488,152
Royal Caribbean Cruises Ltd.*	122,824	11,317,003
Yum! Brands, Inc.	33,117	4,137,638

		36,680,793

Household Durables (0.7%)
DR Horton, Inc.	32,025	3,441,727

Specialty Retail (2.2%)
Burlington Stores, Inc.*	31,577	4,272,368
Tractor Supply Co.	33,629	6,828,369

		11,100,737

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	41,662	3,983,720

Total Consumer Discretionary		55,206,977

Consumer Staples (7.1%)
Beverages (2.4%)
Constellation Brands, Inc., Class A	27,409	6,888,704
Molson Coors Beverage Co., Class B	85,133	5,413,607

		12,302,311

Consumer Staples Distribution & Retail (0.8%)
Dollar General Corp.	39,926	4,224,171

Food Products (1.1%)
Kraft Heinz Co. (The)	160,239	5,390,440

Household Products (0.9%)
Church & Dwight Co., Inc.	50,881	4,662,226

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The), Class A	16,394	2,369,753

Tobacco (1.4%)
Philip Morris International, Inc.	78,494	7,266,974

Total Consumer Staples		36,215,875

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
ConocoPhillips	37,778	4,525,805
Equitrans Midstream Corp.	365,963	3,429,073

Total Energy		7,954,878

Financials (13.6%)
Banks (2.8%)
Citizens Financial Group, Inc.	178,682	4,788,678
JPMorgan Chase & Co.	67,570	9,799,001

		14,587,679

Capital Markets (2.4%)
KKR & Co., Inc.	84,021	5,175,693
MSCI, Inc., Class A	14,047	7,207,235

		12,382,928

Financial Services (4.9%)
Mastercard, Inc., Class A	29,271	11,588,682
Toast, Inc., Class A(x)*	238,107	4,459,744
Visa, Inc., Class A	38,306	8,810,763

		24,859,189

Insurance (3.5%)
Arch Capital Group Ltd.*	50,081	3,991,957
Marsh & McLennan Cos., Inc.	44,159	8,403,458
Progressive Corp. (The)	37,965	5,288,524

		17,683,939

Total Financials		69,513,735

Health Care (11.4%)
Biotechnology (3.5%)
AbbVie, Inc.	53,173	7,925,967
Alnylam Pharmaceuticals, Inc.*	14,560	2,578,576
Regeneron Pharmaceuticals, Inc.*	9,314	7,665,050

		18,169,593

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	38,843	3,761,944
Edwards Lifesciences Corp.*	54,470	3,773,682

		7,535,626

Health Care Providers & Services (1.5%)
Elevance Health, Inc.	7,380	3,213,400
UnitedHealth Group, Inc.	8,764	4,418,721

		7,632,121

Life Sciences Tools & Services (1.9%)
Danaher Corp.	22,091	5,480,777
Mettler-Toledo International, Inc.*	3,879	4,298,203

		9,778,980

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	114,350	6,636,874
Johnson & Johnson	56,253	8,761,405

		15,398,279

Total Health Care		58,514,599

Industrials (12.4%)
Aerospace & Defense (2.1%)
TransDigm Group, Inc.*	12,635	10,652,948

Air Freight & Logistics (1.1%)
FedEx Corp.	20,781	5,505,303

Building Products (2.1%)
Armstrong World Industries, Inc.	70,886	5,103,792
Carrier Global Corp.	103,572	5,717,174

		10,820,966

Commercial Services & Supplies (0.8%)
Waste Connections, Inc.	30,408	4,083,794

Electrical Equipment (1.0%)
AMETEK, Inc.	33,709	4,980,842

Ground Transportation (2.5%)
Saia, Inc.*	19,856	7,915,594
Union Pacific Corp.	23,434	4,771,866

		12,687,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.6%)
General Electric Co.	77,175	$8,531,696

Passenger Airlines (0.3%)
United Airlines Holdings, Inc.*	37,040	1,566,792

Professional Services (0.9%)
Ceridian HCM Holding, Inc.*	71,187	4,830,038

Total Industrials		63,659,839

Information Technology (20.7%)
Electronic Equipment, Instruments & Components (0.9%)
Trimble, Inc.*	90,111	4,853,378

IT Services (0.5%)
GoDaddy, Inc., Class A*	31,514	2,347,163

Semiconductors & Semiconductor Equipment (8.7%)
ASML Holding NV (Registered) (ADR)	20,258	11,925,074
Broadcom, Inc.	16,307	13,544,268
Enphase Energy, Inc.*	8,765	1,053,115
Intel Corp.	81,326	2,891,139
KLA Corp.	14,553	6,674,879
Micron Technology, Inc.	85,312	5,803,776
Wolfspeed, Inc.(x)*	76,030	2,896,743

		44,788,994

Software (9.2%)
Adobe, Inc.*	6,548	3,338,825
Atlassian Corp., Class A*	24,185	4,873,519
DocuSign, Inc., Class A*	34,556	1,451,352
Microsoft Corp.	71,246	22,495,925
Salesforce, Inc.*	24,264	4,920,254
ServiceNow, Inc.*	17,554	9,811,984

		46,891,859

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	41,650	7,130,896

Total Information Technology		106,012,290

Materials (4.7%)
Chemicals (2.2%)
Corteva, Inc.	61,895	3,166,548
Linde plc	21,321	7,938,875

		11,105,423

Metals & Mining (2.5%)
ATI, Inc.*	317,843	13,079,239

Total Materials		24,184,662

Real Estate (1.8%)
Health Care REITs (1.0%)
Welltower, Inc. (REIT)	60,519	4,957,716

Specialized REITs (0.8%)
Equinix, Inc. (REIT)	5,930	4,306,722

Total Real Estate		9,264,438

Utilities (4.0%)
Electric Utilities (3.2%)
PG&E Corp.*	590,658	9,527,313
Southern Co. (The)	102,669	6,644,738

		16,172,051

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)	268,248	4,077,370

Total Utilities		20,249,421

Total Common Stocks (96.4%) (Cost $333,624,856)		493,170,686

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	2,214,172	2,214,172
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	489,253	489,400

Total Investment Companies		2,703,572

Total Short-Term Investments (0.5%) (Cost $2,703,572)		2,703,572

Total Investments in Securities (96.9%) (Cost $336,328,428)		495,874,258
Other Assets Less Liabilities (3.1%)		15,765,642

Net Assets (100%)		$511,639,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $4,529,104. This was collateralized by $2,374,266 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.000%, maturing 10/26/23 - 2/15/53 and by cash of $2,214,172 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$42,393,972	$—	$—	$42,393,972
Consumer Discretionary	55,206,977	—	—	55,206,977
Consumer Staples	36,215,875	—	—	36,215,875
Energy	7,954,878	—	—	7,954,878
Financials	69,513,735	—	—	69,513,735
Health Care	58,514,599	—	—	58,514,599
Industrials	63,659,839	—	—	63,659,839
Information Technology	106,012,290	—	—	106,012,290
Materials	24,184,662	—	—	24,184,662
Real Estate	9,264,438	—	—	9,264,438
Utilities	20,249,421	—	—	20,249,421
Short-Term Investments
Investment Companies	2,703,572	—	—	2,703,572

Total Assets	$495,874,258	$—	$—	$495,874,258

Total Liabilities	$—	$—	$—	$—

Total	$495,874,258	$—	$—	$495,874,258

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,022,179
Aggregate gross unrealized depreciation	(24,476,939)

Net unrealized appreciation	$159,545,240

Federal income tax cost of investments in securities and derivative instruments, if applicable	$336,329,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Entertainment (3.3%)
Netflix, Inc.*	31,300	$11,818,880

Interactive Media & Services (4.8%)
Meta Platforms, Inc., Class A*	58,703	17,623,228

Total Communication Services		29,442,108

Consumer Discretionary (10.9%)
Automobile Components (1.1%)
Aptiv plc*	39,099	3,854,771

Automobiles (0.9%)
Tesla, Inc.*	12,800	3,202,816

Broadline Retail (7.4%)
Amazon.com, Inc.*	213,120	27,091,814

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	57,300	5,479,026

Total Consumer Discretionary		39,628,427

Consumer Staples (3.9%)
Beverages (1.8%)
Monster Beverage Corp.*	123,620	6,545,679

Consumer Staples Distribution & Retail (0.9%)
Target Corp.	31,400	3,471,898

Personal Care Products (1.2%)
Estee Lauder Cos., Inc. (The), Class A	30,000	4,336,500

Total Consumer Staples		14,354,077

Financials (9.7%)
Capital Markets (2.1%)
S&P Global, Inc.	20,632	7,539,139

Financial Services (5.8%)
PayPal Holdings, Inc.*	67,600	3,951,896
Visa, Inc., Class A	75,061	17,264,780

		21,216,676

Insurance (1.8%)
Marsh & McLennan Cos., Inc.	34,796	6,621,679

Total Financials		35,377,494

Health Care (15.5%)
Health Care Equipment & Supplies (6.3%)
Alcon, Inc.	85,430	6,583,236
Dexcom, Inc.*	45,800	4,273,140
Intuitive Surgical, Inc.*	21,000	6,138,090
Stryker Corp.	21,800	5,957,286

		22,951,752

Health Care Providers & Services (3.8%)
UnitedHealth Group, Inc.	27,145	13,686,238

Life Sciences Tools & Services (2.3%)
Thermo Fisher Scientific, Inc.	16,697	8,451,520

Pharmaceuticals (3.1%)
Eli Lilly and Co.	8,500	4,565,605
Zoetis, Inc., Class A	39,000	6,785,220

		11,350,825

Total Health Care		56,440,335

Industrials (10.5%)
Air Freight & Logistics (1.5%)
United Parcel Service, Inc., Class B	35,948	5,603,215

Electrical Equipment (2.3%)
Eaton Corp. plc	39,160	8,352,045

Ground Transportation (3.3%)
Uber Technologies, Inc.*	152,180	6,998,758
Union Pacific Corp.	24,300	4,948,209

		11,946,967

Industrial Conglomerates (1.1%)
Honeywell International, Inc.	20,500	3,787,170

Trading Companies & Distributors (2.3%)
WW Grainger, Inc.	12,140	8,398,937

Total Industrials		38,088,334

Information Technology (35.9%)
Semiconductors & Semiconductor Equipment (9.5%)
ASML Holding NV (Registered) (ADR)	10,140	5,969,012
Intel Corp.	89,100	3,167,505
NVIDIA Corp.	58,540	25,464,315

		34,600,832

Software (21.5%)
Adobe, Inc.*	17,029	8,683,087
Atlassian Corp., Class A*	22,970	4,628,685
Intuit, Inc.	10,400	5,313,776
Microsoft Corp.	100,427	31,709,825
Palo Alto Networks, Inc.*	39,950	9,365,878
Salesforce, Inc.*	41,460	8,407,259
Splunk, Inc.*	30,295	4,430,644
Unity Software, Inc.*	34,400	1,079,816
Workday, Inc., Class A*	22,290	4,789,006

		78,407,976

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	103,734	17,760,298

Total Information Technology		130,769,106

Materials (1.8%)
Chemicals (1.8%)
Sherwin-Williams Co. (The)	24,900	6,350,745

Total Materials		6,350,745

Real Estate (1.6%)
Specialized REITs (1.6%)
Equinix, Inc. (REIT)	7,800	5,664,828

Total Real Estate		5,664,828

Utilities (1.0%)
Electric Utilities (1.0%)
NextEra Energy, Inc.	62,100	3,557,709

Total Utilities		3,557,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Value (Note 1)
Total Investments in Securities (98.9%) (Cost $205,875,797)	$359,673,163
Other Assets Less Liabilities (1.1%)	4,134,719

Net Assets (100%)	$363,807,882

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,442,108	$—	$—	$29,442,108
Consumer Discretionary	39,628,427	—	—	39,628,427
Consumer Staples	14,354,077	—	—	14,354,077
Financials	35,377,494	—	—	35,377,494
Health Care	56,440,335	—	—	56,440,335
Industrials	38,088,334	—	—	38,088,334
Information Technology	130,769,106	—	—	130,769,106
Materials	6,350,745	—	—	6,350,745
Real Estate	5,664,828	—	—	5,664,828
Utilities	3,557,709	—	—	3,557,709

Total Assets	$359,673,163	$—	$—	$359,673,163

Total Liabilities	$—	$—	$—	$—

Total	$359,673,163	$—	$—	$359,673,163

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176,889,519
Aggregate gross unrealized depreciation	(23,119,192)

Net unrealized appreciation	$153,770,327

Federal income tax cost of investments in securities and derivative instruments, if applicable	$205,902,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	49,581	$744,707
Verizon Communications, Inc.	29,157	944,978

		1,689,685

Entertainment (1.5%)
Activision Blizzard, Inc.	4,941	462,626
Electronic Arts, Inc.	1,710	205,884
Endeavor Group Holdings, Inc., Class A	192,982	3,840,342
Live Nation Entertainment, Inc.*	22,469	1,865,826
Netflix, Inc.*	3,073	1,160,365
Take-Two Interactive Software, Inc.*	1,072	150,498
Walt Disney Co. (The)*	12,690	1,028,524
Warner Bros Discovery, Inc.*	15,574	169,133

		8,883,198

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A*	41,147	5,384,496
Alphabet, Inc., Class C*	35,002	4,615,014
Match Group, Inc.*	1,885	73,845
Meta Platforms, Inc., Class A*	15,414	4,627,437

		14,700,792

Media (0.3%)
Charter Communications, Inc., Class A*	706	310,513
Comcast Corp., Class A	28,544	1,265,641
Fox Corp., Class A	1,784	55,661
Fox Corp., Class B	870	25,125
Interpublic Group of Cos., Inc. (The)	2,615	74,946
News Corp., Class A	2,837	56,910
News Corp., Class B	775	16,174
Omnicom Group, Inc.	1,393	103,751
Paramount Global, Class B(x)	3,140	40,506

		1,949,227

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,590	502,780

Total Communication Services		27,725,682

Consumer Discretionary (9.9%)
Automobile Components (0.3%)
Aptiv plc*	1,915	188,800
BorgWarner, Inc.	1,651	66,651
Fox Factory Holding Corp.*	17,438	1,727,757

		1,983,208

Automobiles (0.9%)
Ford Motor Co.	27,573	342,457
General Motors Co.	9,526	314,072
Tesla, Inc.*	19,151	4,791,963

		5,448,492

Broadline Retail (3.6%)
Amazon.com, Inc.*	62,970	8,004,746
eBay, Inc.	3,632	160,135
Etsy, Inc.*	10,564	682,223
Global-e Online Ltd.*	63,417	2,520,191
MercadoLibre, Inc.*	7,845	9,946,519

		21,313,814

Distributors (0.0%)†
Genuine Parts Co.	980	141,492
LKQ Corp.	1,829	90,554
Pool Corp.	270	96,147

		328,193

Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A*	2,957	405,730
Booking Holdings, Inc.*	248	764,820
Caesars Entertainment, Inc.*	1,551	71,889
Carnival Corp.*	7,205	98,852
Chipotle Mexican Grill, Inc., Class A*	189	346,216
Darden Restaurants, Inc.	815	116,724
Domino’s Pizza, Inc.	246	93,182
Expedia Group, Inc.*	22,995	2,370,095
Hilton Worldwide Holdings, Inc.	1,808	271,525
Las Vegas Sands Corp.	2,352	107,816
Marriott International, Inc., Class A	1,737	341,425
McDonald’s Corp.	5,054	1,331,426
MGM Resorts International	1,872	68,815
Norwegian Cruise Line Holdings Ltd.*	2,885	47,545
Royal Caribbean Cruises Ltd.*	1,635	150,649
Starbucks Corp.	7,944	725,049
Wynn Resorts Ltd.	630	58,218
Yum! Brands, Inc.	1,926	240,634

		7,610,610

Household Durables (0.1%)
DR Horton, Inc.	2,112	226,977
Garmin Ltd.	1,039	109,303
Lennar Corp., Class A	1,782	199,994
Mohawk Industries, Inc.*	356	30,548
NVR, Inc.*	23	137,156
PulteGroup, Inc.	1,532	113,445
Whirlpool Corp.	385	51,474

		868,897

Leisure Products (0.0%)†
Hasbro, Inc.	868	57,409

Specialty Retail (2.6%)
AutoZone, Inc.*	127	322,579
Bath & Body Works, Inc.	1,636	55,297
Best Buy Co., Inc.	1,396	96,980
Burlington Stores, Inc.*	22,351	3,024,090
CarMax, Inc.*	1,079	76,318
Five Below, Inc.*	10,100	1,625,090
Home Depot, Inc. (The)	6,973	2,106,962
Lowe’s Cos., Inc.	31,504	6,547,791
O’Reilly Automotive, Inc.*	419	380,812
Ross Stores, Inc.	2,381	268,934
TJX Cos., Inc. (The)	7,970	708,374
Tractor Supply Co.	738	149,851
Ulta Beauty, Inc.*	339	135,413

		15,498,491

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.*	46,985	4,145,487
Kering SA	2,822	1,288,599
NIKE, Inc., Class B	8,496	812,387
Ralph Lauren Corp., Class A	265	30,764
Tapestry, Inc.	1,701	48,904
VF Corp.(x)	2,497	44,122

		6,370,263

Total Consumer Discretionary		59,479,377

Consumer Staples (8.1%)
Beverages (3.1%)
Brown-Forman Corp., Class B	1,266	73,035
Coca-Cola Co. (The)	26,992	1,511,012
Constellation Brands, Inc., Class A	28,463	7,153,606
Keurig Dr Pepper, Inc.	6,977	220,264
Molson Coors Beverage Co., Class B	1,305	82,985
Monster Beverage Corp.*	154,998	8,207,144
PepsiCo, Inc.	9,547	1,617,644

		18,865,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (3.2%)
Casey’s General Stores, Inc.	22,760	$6,179,795
Costco Wholesale Corp.	3,073	1,736,122
Dollar General Corp.	1,496	158,277
Dollar Tree, Inc.*	1,441	153,394
Kroger Co. (The)	4,630	207,193
Performance Food Group Co.*	147,277	8,668,724
Sysco Corp.	3,448	227,740
Target Corp.	3,179	351,502
Walgreens Boots Alliance, Inc.	4,973	110,600
Walmart, Inc.	9,902	1,583,627

		19,376,974

Food Products (0.4%)
Archer-Daniels-Midland Co.	3,718	280,412
Bunge Ltd.	1,033	111,822
Campbell Soup Co.	1,392	57,183
Conagra Brands, Inc.	3,446	94,489
General Mills, Inc.	4,007	256,408
Hershey Co. (The)	1,051	210,284
Hormel Foods Corp.	2,002	76,136
J M Smucker Co. (The)	693	85,177
Kellogg Co.	1,793	106,701
Kraft Heinz Co. (The)	5,657	190,301
Lamb Weston Holdings, Inc.	972	89,871
McCormick & Co., Inc. (Non- Voting)	1,790	135,396
Mondelez International, Inc., Class A	9,435	654,789
Tyson Foods, Inc., Class A	1,936	97,749

		2,446,718

Household Products (0.6%)
Church & Dwight Co., Inc.	1,680	153,938
Clorox Co. (The)	872	114,284
Colgate-Palmolive Co.	5,698	405,185
Kimberly-Clark Corp.	2,364	285,690
Procter & Gamble Co. (The)	16,349	2,384,665

		3,343,762

Personal Care Products (0.5%)
Coty, Inc., Class A*	164,900	1,808,953
Estee Lauder Cos., Inc. (The), Class A	1,613	233,159
Kenvue, Inc.	12,106	243,089
Oddity Tech Ltd., Class A(x)*	15,303	433,840

		2,719,041

Tobacco (0.3%)
Altria Group, Inc.	12,308	517,552
Philip Morris International, Inc.	10,766	996,716

		1,514,268

Total Consumer Staples		48,266,453

Energy (4.5%)
Energy Equipment & Services (0.9%)
Baker Hughes Co., Class A	134,722	4,758,381
Halliburton Co.	6,232	252,396
Schlumberger NV	9,856	574,605

		5,585,382

Oil, Gas & Consumable Fuels (3.6%)
APA Corp.	2,094	86,063
Chesapeake Energy Corp.	40,296	3,474,724
Chevron Corp.	12,305	2,074,869
ConocoPhillips	8,305	994,939
Coterra Energy, Inc.	5,157	139,497
Devon Energy Corp.	4,494	214,364
Diamondback Energy, Inc.	1,240	192,051
EOG Resources, Inc.	4,038	511,857
EQT Corp.	2,415	98,001
Exxon Mobil Corp.	27,764	3,264,491
Hess Corp.	1,941	296,973
Kinder Morgan, Inc.	13,444	222,902
Marathon Oil Corp.	4,154	111,119
Marathon Petroleum Corp.	2,773	419,666
Occidental Petroleum Corp.	4,602	298,578
ONEOK, Inc.	4,090	259,429
Phillips 66	3,088	371,023
Pioneer Natural Resources Co.	33,618	7,717,012
Targa Resources Corp.	1,531	131,237
Valero Energy Corp.	2,450	347,190
Williams Cos., Inc. (The)	8,463	285,118

		21,511,103

Total Energy		27,096,485

Financials (7.9%)
Banks (1.3%)
Bank of America Corp.	47,946	1,312,761
Citigroup, Inc.	13,355	549,291
Citizens Financial Group, Inc.	3,308	88,654
Comerica, Inc.	931	38,683
Fifth Third Bancorp	4,620	117,025
Huntington Bancshares, Inc.	10,242	106,517
JPMorgan Chase & Co.	20,155	2,922,878
KeyCorp	6,428	69,165
M&T Bank Corp.	1,162	146,935
PNC Financial Services Group, Inc. (The)‡	2,737	336,021
Regions Financial Corp.	6,315	108,618
Truist Financial Corp.	9,264	265,043
US Bancorp	10,798	356,982
Wells Fargo & Co.	25,375	1,036,823
Zions Bancorp NA	1,102	38,449

		7,493,845

Capital Markets (3.2%)
Ameriprise Financial, Inc.	703	231,765
Bank of New York Mellon Corp. (The)	5,401	230,353
BlackRock, Inc.‡	974	629,681
Blackstone, Inc.	4,922	527,343
Cboe Global Markets, Inc.	749	117,001
Charles Schwab Corp. (The)	10,309	565,964
CME Group, Inc.	27,389	5,483,826
FactSet Research Systems, Inc.	269	117,623
Franklin Resources, Inc.	2,102	51,667
Goldman Sachs Group, Inc. (The)	2,286	739,681
Intercontinental Exchange, Inc.	3,933	432,709
Invesco Ltd.	3,309	48,047
KKR & Co., Inc.	100,286	6,177,618
MarketAxess Holdings, Inc.	271	57,896
Moody’s Corp.	1,100	347,787
Morgan Stanley	21,149	1,727,239
MSCI, Inc., Class A	547	280,655
Nasdaq, Inc.	2,278	110,688
Northern Trust Corp.	1,453	100,954
Raymond James Financial, Inc.	1,327	133,271
S&P Global, Inc.	2,257	824,730
State Street Corp.	2,210	147,982
T. Rowe Price Group, Inc.	1,582	165,904

		19,250,384

Consumer Finance (0.2%)
American Express Co.	4,035	601,982
Capital One Financial Corp.	2,675	259,609
Discover Financial Services	1,733	150,130
Synchrony Financial	2,911	88,989

		1,100,710

Financial Services (2.0%)
Berkshire Hathaway, Inc., Class B*	12,648	4,430,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information
Services, Inc.	4,057	$224,230
Fiserv, Inc.*	4,228	477,595
FleetCor Technologies, Inc.*	504	128,691
Global Payments, Inc.	1,817	209,664
Jack Henry & Associates, Inc.	502	75,872
Mastercard, Inc., Class A	5,770	2,284,401
Paymentus Holdings, Inc., Class A*	67,504	1,120,566
PayPal Holdings, Inc.*	7,615	445,173
Visa, Inc., Class A	11,144	2,563,232

		11,960,018

Insurance (1.2%)
Aflac, Inc.	3,749	287,736
Allstate Corp. (The)	1,792	199,647
American Equity Investment Life Holding Co.	37,940	2,035,102
American International Group, Inc.	4,916	297,909
Aon plc, Class A	1,407	456,177
Arch Capital Group Ltd.*	2,595	206,847
Arthur J Gallagher & Co.	1,513	344,858
Assurant, Inc.	391	56,140
Brown & Brown, Inc.	1,661	116,004
Chubb Ltd.	2,849	593,105
Cincinnati Financial Corp.	1,073	109,757
Everest Group Ltd.	308	114,474
Globe Life, Inc.	590	64,151
Hartford Financial Services Group, Inc. (The)	2,135	151,393
Loews Corp.	1,270	80,404
Marsh & McLennan Cos., Inc.	3,426	651,968
MetLife, Inc.	4,381	275,609
Principal Financial Group, Inc.	1,567	112,934
Progressive Corp. (The)	4,055	564,861
Prudential Financial, Inc.	2,481	235,422
Travelers Cos., Inc. (The)	1,568	256,070
W R Berkley Corp.	1,392	88,378
Willis Towers Watson plc	731	152,750

		7,451,696

Total Financials		47,256,653

Health Care (10.7%)
Biotechnology (1.3%)
AbbVie, Inc.	12,241	1,824,643
Amgen, Inc.	3,710	997,100
Argenx SE (ADR)*	3,100	1,524,053
Biogen, Inc.*	1,017	261,379
Caris Life Sciences, Inc.(r)*	69,480	105,262
Gilead Sciences, Inc.	8,642	647,631
Incyte Corp.*	1,252	72,328
Moderna, Inc.*	2,296	237,154
Regeneron Pharmaceuticals, Inc.*	740	608,990
Ultragenyx Pharmaceutical, Inc.*	15,670	558,636
Vertex Pharmaceuticals, Inc.*	1,786	621,064

		7,458,240

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	12,035	1,165,590
Align Technology, Inc.*	502	153,271
Baxter International, Inc.	3,438	129,750
Becton Dickinson & Co.	1,995	515,767
Boston Scientific Corp.*	10,100	533,280
Cooper Cos., Inc. (The)	347	110,349
Dentsply Sirona, Inc.	1,437	49,088
Dexcom, Inc.*	2,708	252,656
Edwards Lifesciences Corp.*	4,231	293,124
GE HealthCare Technologies, Inc.	2,646	180,034
Hologic, Inc.*	1,702	118,119
IDEXX Laboratories, Inc.*	580	253,617
Insulet Corp.*	24,868	3,966,197
Intuitive Surgical, Inc.*	2,436	712,018
Medtronic plc	9,232	723,420
ResMed, Inc.	1,040	153,785
STERIS plc	674	147,889
Stryker Corp.	2,344	640,545
Teleflex, Inc.	332	65,208
Zimmer Biomet Holdings, Inc.	1,479	165,973

		10,329,680

Health Care Providers & Services (3.8%)
Cardinal Health, Inc.	1,768	153,498
Cencora, Inc.	1,138	204,806
Centene Corp.*	3,727	256,716
Cigna Group (The)	2,051	586,730
CVS Health Corp.	8,893	620,909
DaVita, Inc.*	354	33,464
Elevance Health, Inc.	1,634	711,476
HCA Healthcare, Inc.	1,396	343,388
HealthEquity, Inc.*	73,011	5,333,454
Henry Schein, Inc.*	890	66,082
Humana, Inc.	859	417,921
Laboratory Corp. of America Holdings	609	122,439
McKesson Corp.	928	403,541
Molina Healthcare, Inc.*	414	135,746
Progyny, Inc.*	67,784	2,306,012
Quest Diagnostics, Inc.	778	94,807
Surgery Partners, Inc.(x)*	160,422	4,692,343
UnitedHealth Group, Inc.	11,724	5,911,124
Universal Health Services, Inc., Class B	440	55,321

		22,449,777

Health Care Technology (0.1%)
Doximity, Inc., Class A*	40,399	857,267

Life Sciences Tools & Services (2.1%)
Agilent Technologies, Inc.	2,035	227,554
Bio-Rad Laboratories, Inc., Class A*	136	48,749
Bio-Techne Corp.	1,101	74,945
Charles River Laboratories International, Inc.*	25,376	4,973,188
Danaher Corp.	4,557	1,130,592
ICON plc*	11,900	2,930,375
Illumina, Inc.*	1,118	153,479
IQVIA Holdings, Inc.*	1,263	248,495
Mettler-Toledo International, Inc.*	152	168,427
Revvity, Inc.	8,927	988,219
Thermo Fisher Scientific, Inc.	2,677	1,355,017
Waters Corp.*	403	110,507
West Pharmaceutical Services, Inc.	517	193,983

		12,603,530

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	14,489	840,942
Catalent, Inc.*	1,274	58,005
Eli Lilly and Co.	5,535	2,973,015
Johnson & Johnson	16,700	2,601,025
Merck & Co., Inc.	17,599	1,811,817
Organon & Co.	1,920	33,331
Pfizer, Inc.	39,157	1,298,838
Viatris, Inc.	8,384	82,666
Zoetis, Inc., Class A	3,192	555,344

		10,254,983

Total Health Care		63,953,477

Industrials (11.8%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	498	99,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Boeing Co. (The)*	3,932	$753,686
General Dynamics Corp.	1,580	349,133
Howmet Aerospace, Inc.	2,636	121,915
Huntington Ingalls Industries, Inc.	269	55,032
L3Harris Technologies, Inc.	24,783	4,315,216
Lockheed Martin Corp.	1,554	635,524
Northrop Grumman Corp.	981	431,826
RTX Corp.	10,095	726,537
Textron, Inc.	1,410	110,177
TransDigm Group, Inc.*	383	322,919

		7,921,062

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	781	67,268
Expeditors International of Washington, Inc.	1,026	117,610
FedEx Corp.	1,594	422,283
GXO Logistics, Inc.*	50,702	2,973,672
United Parcel Service, Inc., Class B	5,016	781,844

		4,362,677

Building Products (0.8%)
A.O. Smith Corp.	866	57,269
Allegion plc	597	62,207
Carrier Global Corp.	5,865	323,748
Johnson Controls International plc	4,679	248,970
Masco Corp.	1,627	86,963
Trane Technologies plc	1,594	323,439
Trex Co., Inc.*	55,288	3,407,399

		4,509,995

Commercial Services & Supplies (2.3%)
Cintas Corp.	601	289,087
Copart, Inc.*	216,862	9,344,584
Republic Services, Inc., Class A	1,444	205,784
Rollins, Inc.	1,841	68,725
Waste Connections, Inc.	25,400	3,411,220
Waste Management, Inc.	2,551	388,874

		13,708,274

Construction & Engineering (1.4%)
Quanta Services, Inc.	1,002	187,444
WillScot Mobile Mini Holdings Corp.*	195,849	8,145,360

		8,332,804

Electrical Equipment (2.0%)
AMETEK, Inc.	1,586	234,347
Eaton Corp. plc	2,767	590,146
Emerson Electric Co.	3,936	380,100
Generac Holdings, Inc.*	431	46,962
NEXTracker, Inc., Class A*	16,340	656,214
nVent Electric plc	71,589	3,793,501
Rockwell Automation, Inc.	791	226,123
Shoals Technologies Group, Inc., Class A*	180,837	3,300,275
Vertiv Holdings Co., Class A	78,741	2,929,165

		12,156,833

Ground Transportation (0.3%)
CSX Corp.	13,915	427,886
JB Hunt Transport Services, Inc.	581	109,530
Norfolk Southern Corp.	1,559	307,014
Old Dominion Freight Line, Inc.	627	256,531
Union Pacific Corp.	4,227	860,744

		1,961,705

Industrial Conglomerates (0.3%)
3M Co.	3,803	356,037
General Electric Co.	7,548	834,431
Honeywell International, Inc.	4,605	850,728

		2,041,196

Machinery (0.8%)
Brain Corp.(r)*	52,300	176,120
Caterpillar, Inc.	3,538	965,874
Cummins, Inc.	995	227,318
Deere & Co.	1,894	714,758
Dover Corp.	976	136,162
Fortive Corp.	2,484	184,213
IDEX Corp.	541	112,539
Illinois Tool Works, Inc.	1,908	439,431
Ingersoll Rand, Inc.	2,819	179,627
Nordson Corp.	376	83,912
Otis Worldwide Corp.	2,896	232,578
PACCAR, Inc.	3,636	309,133
Parker-Hannifin Corp.	901	350,958
Pentair plc	1,132	73,297
Snap-on, Inc.	375	95,647
Stanley Black & Decker, Inc.	1,027	85,837
Westinghouse Air Brake Technologies Corp.	1,242	131,987
Xylem, Inc.	1,649	150,108

		4,649,499

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	957	35,486
American Airlines Group, Inc.*	4,452	57,030
Delta Air Lines, Inc.	4,490	166,130
Southwest Airlines Co.	4,027	109,011
United Airlines Holdings, Inc.*	2,344	99,151

		466,808

Professional Services (0.6%)
Automatic Data Processing, Inc.	2,857	687,337
Broadridge Financial Solutions, Inc.	840	150,402
Ceridian HCM Holding, Inc.*	1,050	71,243
Equifax, Inc.	854	156,436
Jacobs Solutions, Inc.	903	123,260
Leidos Holdings, Inc.	943	86,907
Paychex, Inc.	2,222	256,263
Paycom Software, Inc.	342	88,670
Paycor HCM, Inc.*	63,016	1,438,655
Robert Half, Inc.	769	56,352
Verisk Analytics, Inc., Class A	1,005	237,421

		3,352,946

Trading Companies & Distributors (1.2%)
Fastenal Co.	3,931	214,790
H&E Equipment Services, Inc.	49,760	2,149,134
MSC Industrial Direct Co., Inc., Class A	46,438	4,557,890
United Rentals, Inc.	471	209,392
WW Grainger, Inc.	307	212,395

		7,343,601

Total Industrials		70,807,400

Information Technology (25.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,734	318,935
Cisco Systems, Inc.	28,262	1,519,365
F5, Inc.*	403	64,939
Juniper Networks, Inc.	2,275	63,222
Motorola Solutions, Inc.	1,174	319,610

		2,286,071

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	4,182	351,246
CDW Corp.	947	191,067
Corning, Inc.	5,330	162,405
Keysight Technologies, Inc.*	1,229	162,609
TE Connectivity Ltd.	2,153	265,960
Teledyne Technologies, Inc.*	333	136,057
Trimble, Inc.*	1,707	91,939
Zebra Technologies Corp., Class A*	367	86,807

		1,448,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.3%)
Accenture plc, Class A	4,375	$1,343,606
Akamai Technologies, Inc.*	1,033	110,056
Cognizant Technology Solutions Corp., Class A	3,442	233,161
DXC Technology Co.*	1,592	33,161
EPAM Systems, Inc.*	406	103,810
Gartner, Inc.*	554	190,360
International Business Machines Corp.	6,318	886,415
Shopify, Inc., Class A*	83,547	4,559,160
VeriSign, Inc.*	620	125,569

		7,585,298

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	11,205	1,152,098
Analog Devices, Inc.	3,478	608,963
Applied Materials, Inc.	5,824	806,333
Broadcom, Inc.	2,862	2,377,120
Enphase Energy, Inc.*	939	112,821
First Solar, Inc.*	708	114,406
Intel Corp.	29,045	1,032,550
KLA Corp.	948	434,810
Lam Research Corp.	924	579,136
Marvell Technology, Inc.	50,949	2,757,869
Microchip Technology, Inc.	3,821	298,229
Micron Technology, Inc.	7,576	515,395
Monolithic Power Systems, Inc.	323	149,226
NVIDIA Corp.	38,488	16,741,895
NXP Semiconductors NV	1,786	357,057
ON Semiconductor Corp.*	42,876	3,985,324
Qorvo, Inc.*	703	67,116
QUALCOMM, Inc.	7,740	859,604
Skyworks Solutions, Inc.	1,075	105,984
SolarEdge Technologies, Inc.*	4,674	605,330
Teradyne, Inc.	1,066	107,090
Texas Instruments, Inc.	6,297	1,001,286

		34,769,642

Software (13.2%)
Adobe, Inc.*	11,521	5,874,558
ANSYS, Inc.*	613	182,398
Autodesk, Inc.*	7,098	1,468,647
Cadence Design Systems, Inc.*	1,883	441,187
Clear Secure, Inc., Class A	62,863	1,196,912
Confluent, Inc., Class A*	38,709	1,146,173
Datadog, Inc., Class A*	14,246	1,297,668
DocuSign, Inc., Class A*	63,235	2,655,870
Everbridge, Inc.*	63,100	1,414,702
Fair Isaac Corp.*	175	151,993
Fortinet, Inc.*	120,241	7,055,742
Gen Digital, Inc.	4,071	71,975
Gitlab, Inc., Class A*	26,438	1,195,526
HubSpot, Inc.*	12,955	6,380,338
Intuit, Inc.	1,942	992,245
Klaviyo, Inc.(r)*	20,574	532,352
Klaviyo, Inc., Class A(x)*	17,117	590,537
Microsoft Corp.	51,528	16,269,966
New Relic, Inc.*	21,150	1,810,863
Oracle Corp.	10,918	1,156,435
Palo Alto Networks, Inc.*	4,526	1,061,075
PTC, Inc.*	824	116,744
Roper Technologies, Inc.	746	361,273
Salesforce, Inc.*	6,755	1,369,779
SentinelOne, Inc., Class A*	95,338	1,607,399
ServiceNow, Inc.*	26,291	14,695,617
Sprout Social, Inc., Class A(x)*	44,766	2,232,928
Synopsys, Inc.*	1,053	483,295
Tyler Technologies, Inc.*	284	109,664
Varonis Systems, Inc., Class B*	50,300	1,536,162
Workday, Inc., Class A*	17,382	3,734,523

		79,194,546

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	168,073	28,775,778
Hewlett Packard Enterprise Co.	8,914	154,836
HP, Inc.	6,151	158,081
NetApp, Inc.	1,455	110,406
Seagate Technology Holdings plc	1,310	86,395
Western Digital Corp.*	2,199	100,340

		29,385,836

Total Information Technology		154,669,483

Materials (2.0%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	1,534	434,736
Albemarle Corp.	818	139,093
Ashland, Inc.	20,400	1,666,272
Celanese Corp., Class A	727	91,253
CF Industries Holdings, Inc.	1,339	114,806
Corteva, Inc.	4,940	252,730
Dow, Inc.	4,868	250,994
DuPont de Nemours, Inc.	3,157	235,481
Eastman Chemical Co.	777	59,611
Ecolab, Inc.	1,733	293,570
FMC Corp.	881	59,001
International Flavors & Fragrances, Inc.	1,755	119,638
Linde plc	3,384	1,260,032
LyondellBasell Industries NV, Class A	1,770	167,619
Mosaic Co. (The)	2,287	81,417
PPG Industries, Inc.	1,614	209,497
Sherwin-Williams Co. (The)	1,649	420,578

		5,856,328

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	435	178,559
Summit Materials, Inc., Class A*	135,297	4,213,148
Vulcan Materials Co.	932	188,283

		4,579,990

Containers & Packaging (0.1%)
Amcor plc	9,930	90,959
Avery Dennison Corp.	563	102,843
Ball Corp.	2,195	109,267
International Paper Co.	2,449	86,866
Packaging Corp. of America	622	95,508
Sealed Air Corp.	1,006	33,057
Westrock Co.	1,859	66,552

		585,052

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	9,873	368,164
Newmont Corp.	5,449	201,341
Nucor Corp.	1,717	268,453
Steel Dynamics, Inc.	1,100	117,942

		955,900

Total Materials		11,977,270

Real Estate (3.0%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,769	69,199
Ventas, Inc. (REIT)	2,797	117,838
Welltower, Inc. (REIT)	3,598	294,748

		481,785

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,982	80,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (0.1%)
Prologis, Inc. (REIT)	6,407	$718,929

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	1,053	105,405
Boston Properties, Inc. (REIT)	990	58,885

		164,290

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	57,641	4,257,364
CoStar Group, Inc.*	2,818	216,676

		4,474,040

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	976	167,618
Camden Property Trust (REIT)	740	69,989
Equity Residential (REIT)	2,325	136,501
Essex Property Trust, Inc. (REIT)	461	97,773
Invitation Homes, Inc. (REIT)	3,942	124,922
Mid-America Apartment Communities, Inc. (REIT)	830	106,780
UDR, Inc. (REIT)	2,188	78,046

		781,629

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	537	48,668
Kimco Realty Corp. (REIT)	4,447	78,223
Realty Income Corp. (REIT)	4,916	245,505
Regency Centers Corp. (REIT)	1,052	62,531
Simon Property Group, Inc. (REIT)	2,261	244,256

		679,183

Specialized REITs (1.7%)
American Tower Corp. (REIT)	3,230	531,174
Crown Castle, Inc. (REIT)	3,038	279,587
Digital Realty Trust, Inc. (REIT)	2,107	254,989
Equinix, Inc. (REIT)	644	467,711
Extra Space Storage, Inc. (REIT)	1,454	176,777
Iron Mountain, Inc. (REIT)	2,068	122,943
Lamar Advertising Co. (REIT), Class A	34,770	2,902,252
Public Storage (REIT)	1,107	291,717
SBA Communications Corp. (REIT), Class A	24,508	4,905,766
VICI Properties, Inc. (REIT), Class A	7,142	207,832
Weyerhaeuser Co. (REIT)	5,145	157,746

		10,298,494

Total Real Estate		17,678,411

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,837	89,003
American Electric Power Co., Inc.	3,588	269,889
Constellation Energy Corp.	2,230	243,249
Duke Energy Corp.	5,328	470,249
Edison International	2,678	169,491
Entergy Corp.	1,475	136,438
Evergy, Inc.	1,537	77,926
Eversource Energy	2,418	140,607
Exelon Corp.	6,918	261,431
FirstEnergy Corp.	3,501	119,664
NextEra Energy, Inc.	14,035	804,065
NRG Energy, Inc.	1,539	59,282
PG&E Corp.*	14,503	233,933
Pinnacle West Capital Corp.	762	56,144
PPL Corp.	5,012	118,083
Southern Co. (The)	7,545	488,312
Xcel Energy, Inc.	3,769	215,662

		3,953,428

Gas Utilities (0.0%)†
Atmos Energy Corp.	994	105,294

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,677	71,090

Multi-Utilities (0.3%)
Ameren Corp.	1,776	132,898
CenterPoint Energy, Inc.	4,250	114,113
CMS Energy Corp.	2,083	110,628
Consolidated Edison, Inc.	2,435	208,266
Dominion Energy, Inc.	5,815	259,756
DTE Energy Co.	1,404	139,389
NiSource, Inc.	2,744	67,722
Public Service Enterprise Group, Inc.	3,410	194,063
Sempra	4,406	299,740
WEC Energy Group, Inc.	2,216	178,499

		1,705,074

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,325	164,075

Total Utilities		5,998,961

Total Common Stocks (89.4%) (Cost $485,271,209)		534,909,652

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	92,709

Total Preferred Stock (0.0%)† (Cost $300,834)		92,709

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.3%)
Communication Services (0.3%)
Entertainment (0.3%)
Live Nation Entertainment, Inc.
3.125%, 1/15/29§	$1,955,000	2,027,335

Total Communication Services		2,027,335

Total Long-Term Debt Securities (0.3%) (Cost $2,047,544)		2,027,335

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.3%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	20,000	$20,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	977,873	977,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	54,383,667	$54,399,982

Total Investment Companies		55,397,855

Total Short-Term Investments (9.3%) (Cost $55,400,596)		$55,397,855

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.1%)
Exchange Traded Funds (0.1%)
Invesco QQQ Trust 11/17/2023 at USD 325.00, American Style Notional Amount: USD 15,584,745 Exchange Traded*	435	89,610
Invesco QQQ Trust 11/17/2023 at USD 340.00, American Style Notional Amount: USD 8,240,210 Exchange Traded*	230	95,220
SPDR S&P500 ETF Trust 11/17/2023 at USD 400.00, American Style Notional Amount: USD 15,132,792 Exchange Traded*	354	87,084
SPDR S&P500 ETF Trust 11/17/2023 at USD 415.00, American Style Notional Amount: USD 7,993,876 Exchange Traded*	187	90,134

		362,048

Total Options Purchased (0.1%) (Cost $350,488)		362,048

Total Investments in Securities (99.1%) (Cost $543,370,671)		592,789,599
Other Assets Less Liabilities (0.9%)		5,541,311

Net Assets (100%)		$598,330,910

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $2,027,335 or 0.3% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $3,479,729. This was collateralized by $2,859,374 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 10/3/23 - 5/15/50 and by cash of $997,873 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	2,737	479,506	—	(37,946)	1,282	(106,821)	336,021	13,478	—
Capital Markets
BlackRock, Inc.	974	801,460	—	(107,402)	(1,938)	(62,439)	629,681	16,315	—

Total		1,280,966	—	(145,348)	(656)	(169,260)	965,702	29,793	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	281	12/2023	USD	60,773,275	(2,566,783)

					(2,566,783)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,725,682	$—	$—	$27,725,682
Consumer Discretionary	58,190,778	1,288,599	—	59,479,377
Consumer Staples	48,266,453	—	—	48,266,453
Energy	27,096,485	—	—	27,096,485
Financials	47,256,653	—	—	47,256,653
Health Care	63,848,215	—	105,262	63,953,477
Industrials	70,631,280	—	176,120	70,807,400
Information Technology	154,137,131	—	532,352	154,669,483
Materials	11,977,270	—	—	11,977,270
Real Estate	17,678,411	—	—	17,678,411
Utilities	5,998,961	—	—	5,998,961
Convertible Bonds
Communication Services	—	2,027,335	—	2,027,335
Options Purchased
Put Options Purchased	362,048	—	—	362,048
Preferred Stocks
Information Technology	—	—	92,709	92,709
Short-Term Investments
Investment Companies	55,397,855	—	—	55,397,855

Total Assets	$588,567,222	$3,315,934	$906,443	$592,789,599

Liabilities:
Futures	$(2,566,783)	$—	$—	$(2,566,783)

Total Liabilities	$(2,566,783)	$—	$—	$(2,566,783)

Total	$586,000,439	$3,315,934	$906,443	$590,222,816

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,170,023
Aggregate gross unrealized depreciation	(55,934,220)

Net unrealized appreciation	$48,235,803

Federal income tax cost of investments in securities and derivative instruments, if applicable	$541,987,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (8.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,065,578	$16,004,982
Bandwidth, Inc., Class A*	200	2,254
Cogent Communications Holdings, Inc.	4,300	266,170
Frontier Communications Parent, Inc.*	37,900	593,135
Iridium Communications, Inc.	18,800	855,212
Lumen Technologies, Inc.*	161,457	229,269
Verizon Communications, Inc.	621,194	20,132,897

		38,083,919

Entertainment (1.3%)
Activision Blizzard, Inc.	118,900	11,132,607
AMC Entertainment Holdings, Inc., Class A*	9,439	75,418
Electronic Arts, Inc.	41,000	4,936,400
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	214,569
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	1,954,912
Liberty Media Corp.-Liberty Live, Class A*	1,661	53,019
Liberty Media Corp.-Liberty Live, Class C*	9,934	318,881
Live Nation Entertainment, Inc.*	25,200	2,092,608
Netflix, Inc.*	63,900	24,128,640
Playtika Holding Corp.*	34,142	328,788
ROBLOX Corp., Class A*	68,100	1,972,176
Roku, Inc., Class A*	18,500	1,305,915
Spotify Technology SA*	21,860	3,380,430
Take-Two Interactive Software, Inc.*	25,011	3,511,294
TKO Group Holdings, Inc.	6,600	554,796
Walt Disney Co. (The)*	269,939	21,878,556
Warner Bros Discovery, Inc.*	362,546	3,937,250

		81,776,259

Interactive Media & Services (5.2%)
Alphabet, Inc., Class A*	865,440	113,251,478
Alphabet, Inc., Class C*	750,000	98,887,500
Cargurus, Inc., Class A*	15,000	262,800
IAC, Inc.*	14,850	748,292
Match Group, Inc.*	44,698	1,751,044
MediaAlpha, Inc., Class A*	800	6,608
Meta Platforms, Inc., Class A*	322,087	96,693,738
Pinterest, Inc., Class A*	90,600	2,448,918
TripAdvisor, Inc.*	17,100	283,518
Yelp, Inc., Class A*	8,100	336,879
Ziff Davis, Inc.*	3,800	242,022
ZoomInfo Technologies, Inc., Class A*	42,500	697,000

		315,609,797

Media (0.9%)
Advantage Solutions, Inc.*	400	1,136
Cable One, Inc.	900	554,076
Charter Communications, Inc., Class A*	14,979	6,588,064
Comcast Corp., Class A	610,348	27,062,830
Fox Corp., Class A	57,308	1,788,009
Fox Corp., Class B	23,485	678,247
Interpublic Group of Cos., Inc. (The)	61,700	1,768,322
John Wiley & Sons, Inc., Class A	5,500	204,435
Liberty Broadband Corp., Class A*	2,900	263,639
Liberty Broadband Corp., Class C*	22,328	2,038,993
Liberty Media Corp.-Liberty SiriusXM*	34,365	874,933
Liberty Media Corp.-Liberty SiriusXM, Class A*	5,997	152,624
New York Times Co. (The), Class A	31,600	1,301,920
News Corp., Class A	66,861	1,341,232
News Corp., Class B	13,800	288,006
Nexstar Media Group, Inc., Class A	6,272	899,217
Omnicom Group, Inc.	33,700	2,509,976
Paramount Global, Class B(x)	95,316	1,229,576
TEGNA, Inc.	17,800	259,346
Trade Desk, Inc. (The), Class A*	68,760	5,373,594

		55,178,175

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	1,100	22,671
T-Mobile US, Inc.*	80,203	11,232,430

		11,255,101

Total Communication Services		501,903,251

Consumer Discretionary (10.7%)
Automobile Components (0.2%)
Adient plc*	15,253	559,785
Aptiv plc*	43,900	4,328,101
BorgWarner, Inc.	35,360	1,427,483
Dana, Inc.	19,100	280,197
Dorman Products, Inc.*	2,600	196,976
Fox Factory Holding Corp.*	6,900	683,652
Gentex Corp.	38,800	1,262,552
Gentherm, Inc.*	2,600	141,076
Goodyear Tire & Rubber Co. (The)*	39,400	489,742
LCI Industries	3,100	364,002
Lear Corp.	10,600	1,422,520
Phinia, Inc.	7,072	189,459
QuantumScape Corp., Class A(x)*	33,400	223,446
Visteon Corp.*	4,100	566,087

		12,135,078

Automobiles (1.9%)
Ford Motor Co.	606,736	7,535,661
General Motors Co.	214,900	7,085,253
Harley-Davidson, Inc.	20,850	689,301
Lucid Group, Inc.(x)*	82,300	460,057
Rivian Automotive, Inc., Class A*	79,984	1,942,012
Tesla, Inc.*	401,827	100,545,152
Thor Industries, Inc.	10,700	1,017,891

		119,275,327

Broadline Retail (2.9%)
Amazon.com, Inc.*	1,312,160	166,801,779
Coupang, Inc., Class A*	161,600	2,747,200
Dillard’s, Inc., Class A	1,200	396,972
eBay, Inc.	86,670	3,821,280
Etsy, Inc.*	20,900	1,349,722
Nordstrom, Inc.(x)	19,800	295,812
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	779,518

		176,192,283

Distributors (0.1%)
Genuine Parts Co.	21,500	3,104,170
LKQ Corp.	37,900	1,876,429
Pool Corp.	6,400	2,279,040

		7,259,639

Diversified Consumer Services (0.1%)
ADT, Inc.	55,314	331,884
Bright Horizons Family Solutions, Inc.*	12,000	977,520
Chegg, Inc.*	20,100	179,292
Coursera, Inc.*	13,100	244,839
Duolingo, Inc., Class A*	4,800	796,176
Frontdoor, Inc.*	1,700	52,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Graham Holdings Co., Class B	800	$466,400
Grand Canyon Education, Inc.*	4,900	572,712
H&R Block, Inc.	25,450	1,095,877
Mister Car Wash, Inc.(x)*	23,900	131,689
Service Corp. International	23,900	1,365,646
Strategic Education, Inc.	2,600	195,650

		6,409,688

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	58,000	7,958,180
Aramark	35,100	1,217,970
Booking Holdings, Inc.*	5,480	16,900,046
Boyd Gaming Corp.	15,000	912,450
Brinker International, Inc.(x)*	900	28,431
Caesars Entertainment, Inc.*	33,000	1,529,550
Carnival Corp.*	141,160	1,936,715
Chipotle Mexican Grill, Inc., Class A*	4,100	7,510,503
Choice Hotels International, Inc.(x)	7,400	906,574
Churchill Downs, Inc.	13,200	1,531,728
Cracker Barrel Old Country Store, Inc.	3,500	235,200
Darden Restaurants, Inc.	18,750	2,685,375
Domino’s Pizza, Inc.	6,400	2,424,256
DoorDash, Inc., Class A*	44,498	3,536,256
DraftKings, Inc., Class A*	61,700	1,816,448
Expedia Group, Inc.*	23,787	2,451,726
Hilton Grand Vacations, Inc.*	11,340	461,538
Hilton Worldwide Holdings, Inc.	40,087	6,020,266
Hyatt Hotels Corp., Class A	7,100	753,168
International Game Technology plc	11,100	336,552
Las Vegas Sands Corp.	57,000	2,612,880
Life Time Group Holdings, Inc.*	9,700	147,537
Light & Wonder, Inc.*	15,800	1,127,014
Marriott International, Inc., Class A	37,205	7,313,015
Marriott Vacations Worldwide Corp.	8,171	822,248
McDonald’s Corp.	107,621	28,351,676
MGM Resorts International	50,200	1,845,352
Norwegian Cruise Line Holdings Ltd.*	55,300	911,344
Papa John’s International, Inc.	5,200	354,744
Planet Fitness, Inc., Class A*	12,600	619,668
Red Rock Resorts, Inc., Class A	10,100	414,100
Royal Caribbean Cruises Ltd.*	33,350	3,072,869
Sabre Corp.*	48,600	218,214
SeaWorld Entertainment, Inc.*	7,200	333,000
Starbucks Corp.	165,300	15,086,931
Texas Roadhouse, Inc., Class A	11,500	1,105,150
Travel + Leisure Co.	5,470	200,913
Vail Resorts, Inc.	6,500	1,442,285
Wendy’s Co. (The)	25,900	528,619
Wingstop, Inc.	5,500	989,120
Wyndham Hotels & Resorts, Inc.	14,570	1,013,198
Wynn Resorts Ltd.	15,800	1,460,078
Yum! Brands, Inc.	41,940	5,239,983

		136,362,870

Household Durables (0.5%)
DR Horton, Inc.	47,300	5,083,331
Garmin Ltd.	26,100	2,745,720
Helen of Troy Ltd.*	1,700	198,152
Installed Building Products, Inc.	2,700	337,203
KB Home	18,600	860,808
Leggett & Platt, Inc.	22,400	569,184
Lennar Corp., Class A	39,089	4,386,958
Lennar Corp., Class B(x)	1,000	102,230
LGI Homes, Inc.*	3,600	358,164
M.D.C. Holdings, Inc.	10,712	441,656
Meritage Homes Corp.	5,500	673,145
Mohawk Industries, Inc.*	11,400	978,234
Newell Brands, Inc.	66,190	597,696
NVR, Inc.*	500	2,981,650
PulteGroup, Inc.	36,600	2,710,230
Skyline Champion Corp.*	8,400	535,248
Sonos, Inc.*	13,700	176,867
Taylor Morrison Home Corp., Class A*	14,900	634,889
Tempur Sealy International, Inc.	25,500	1,105,170
Toll Brothers, Inc.	20,800	1,538,368
TopBuild Corp.*	4,711	1,185,288
Tri Pointe Homes, Inc.*	12,800	350,080
Whirlpool Corp.	11,020	1,473,374

		30,023,645

Leisure Products (0.1%)
Acushnet Holdings Corp.	3,700	196,248
Brunswick Corp.	14,900	1,177,100
Hasbro, Inc.	22,600	1,494,764
Mattel, Inc.*	54,800	1,207,244
Peloton Interactive, Inc., Class A*	44,903	226,760
Polaris, Inc.	7,900	822,706
Topgolf Callaway Brands Corp.*	16,300	225,592
YETI Holdings, Inc.*	12,900	622,038

		5,972,452

Specialty Retail (2.1%)
Aaron’s Co., Inc. (The)	900	9,423
Academy Sports & Outdoors, Inc.	12,400	586,148
Advance Auto Parts, Inc.	11,350	634,805
Asbury Automotive Group, Inc.*	3,300	759,231
AutoNation, Inc.*	6,500	984,100
AutoZone, Inc.*	2,690	6,832,573
Bath & Body Works, Inc.	41,190	1,392,222
Best Buy Co., Inc.	31,110	2,161,212
Burlington Stores, Inc.*	10,000	1,353,000
CarMax, Inc.*	26,850	1,899,101
Carvana Co., Class A(x)*	12,800	537,344
Dick’s Sporting Goods, Inc.(x)	8,300	901,214
Five Below, Inc.*	8,200	1,319,380
Floor & Decor Holdings, Inc., Class A*	16,700	1,511,350
Foot Locker, Inc.	12,100	209,935
GameStop Corp., Class A(x)*	39,200	645,232
Gap, Inc. (The)	32,090	341,117
GNC Holdings, Inc.(r)*	21,686	—
Group 1 Automotive, Inc.	1,900	510,549
Home Depot, Inc. (The)	147,540	44,580,686
Leslie’s, Inc.*	19,354	109,544
Lithia Motors, Inc., Class A	4,300	1,269,919
Lowe’s Cos., Inc.	88,063	18,303,014
Monro, Inc.	5,300	147,181
Murphy USA, Inc.	3,855	1,317,369
O’Reilly Automotive, Inc.*	9,050	8,225,183
Overstock.com, Inc.*	7,200	113,904
Petco Health & Wellness Co., Inc., Class A(x)*	35,300	144,377
RH*	2,769	732,013
Ross Stores, Inc.	51,720	5,841,774
Signet Jewelers Ltd.	1,300	93,353
TJX Cos., Inc. (The)	167,700	14,905,176
Tractor Supply Co.	16,700	3,390,935
Ulta Beauty, Inc.*	8,300	3,315,435
Upbound Group, Inc.	9,600	282,720
Urban Outfitters, Inc.*	14,600	477,274
Valvoline, Inc.	29,388	947,469
Victoria’s Secret & Co.*	13,730	229,016
Wayfair, Inc., Class A(x)*	11,600	702,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Williams-Sonoma, Inc.	9,500	$1,476,300

		129,193,190

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	25,200	1,325,772
Carter’s, Inc.	4,180	289,047
Columbia Sportswear Co.	5,200	385,320
Crocs, Inc.*	9,300	820,539
Deckers Outdoor Corp.*	3,900	2,004,951
Figs, Inc., Class A*	12,900	76,110
Lululemon Athletica, Inc.*	17,200	6,632,492
NIKE, Inc., Class B	175,520	16,783,223
PVH Corp.	11,881	909,015
Ralph Lauren Corp., Class A	6,470	751,102
Skechers USA, Inc., Class A*	20,300	993,685
Steven Madden Ltd.	103	3,273
Tapestry, Inc.	41,827	1,202,526
Under Armour, Inc., Class A*	44,900	307,565
VF Corp.(x)	60,000	1,060,200

		33,544,820

Total Consumer Discretionary		656,368,992

Consumer Staples (6.0%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	1,400	545,342
Brown-Forman Corp., Class A	10,900	633,290
Brown-Forman Corp., Class B	33,475	1,931,173
Celsius Holdings, Inc.*	8,300	1,424,280
Coca-Cola Co. (The)	574,840	32,179,543
Constellation Brands, Inc., Class A	24,000	6,031,920
Duckhorn Portfolio, Inc. (The)(x)*	4,000	41,040
Keurig Dr Pepper, Inc.	132,810	4,192,812
Molson Coors Beverage Co., Class B	30,150	1,917,238
Monster Beverage Corp.*	110,200	5,835,090
National Beverage Corp.*	2,700	126,954
PepsiCo, Inc.	203,290	34,445,458
Primo Water Corp.	1,000	13,800

		89,317,940

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	61,400	1,396,850
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,477,359
Casey’s General Stores, Inc.	7,100	1,927,792
Costco Wholesale Corp.	64,950	36,694,152
Dollar General Corp.	32,300	3,417,340
Dollar Tree, Inc.*	32,523	3,462,073
Grocery Outlet Holding Corp.*	2,200	63,470
Kroger Co. (The)	101,520	4,543,020
Performance Food Group Co.*	23,132	1,361,550
PriceSmart, Inc.	1,200	89,316
Sprouts Farmers Market, Inc.*	16,300	697,640
Sysco Corp.	78,650	5,194,832
Target Corp.	67,860	7,503,280
United Natural Foods, Inc.*	2,700	38,178
US Foods Holding Corp.*	30,600	1,214,820
Walgreens Boots Alliance, Inc.	114,980	2,557,155
Walmart, Inc.	207,920	33,252,646

		104,891,473

Food Products (1.0%)
Archer-Daniels-Midland Co.	80,060	6,038,125
Beyond Meat, Inc.(x)*	9,000	86,580
Bunge Ltd.	22,080	2,390,160
Campbell Soup Co.	31,300	1,285,804
Conagra Brands, Inc.	77,592	2,127,573
Darling Ingredients, Inc.*	28,800	1,503,360
Flowers Foods, Inc.	28,800	638,784
Freshpet, Inc.*	6,200	408,456
General Mills, Inc.	92,700	5,931,873
Hain Celestial Group, Inc. (The)*	4,600	47,702
Hershey Co. (The)	21,950	4,391,756
Hormel Foods Corp.	44,500	1,692,335
Hostess Brands, Inc., Class A*	19,200	639,552
Ingredion, Inc.	12,200	1,200,480
J & J Snack Foods Corp.	500	81,825
J M Smucker Co. (The)	16,927	2,080,498
Kellogg Co.	39,100	2,326,841
Kraft Heinz Co. (The)	118,536	3,987,551
Lamb Weston Holdings, Inc.	22,050	2,038,743
Lancaster Colony Corp.	500	82,515
McCormick & Co., Inc. (Non- Voting)	39,700	3,002,908
Mondelez International, Inc., Class A	198,010	13,741,894
Pilgrim’s Pride Corp.*	2,900	66,207
Post Holdings, Inc.*	9,400	805,956
Simply Good Foods Co. (The)*	1,300	44,876
TreeHouse Foods, Inc.*	500	21,790
Tyson Foods, Inc., Class A	48,700	2,458,863

		59,123,007

Household Products (1.1%)
Church & Dwight Co., Inc.	39,100	3,582,733
Clorox Co. (The)	19,950	2,614,647
Colgate-Palmolive Co.	121,120	8,612,843
Kimberly-Clark Corp.	49,000	5,921,650
Procter & Gamble Co. (The)	342,845	50,007,372
Reynolds Consumer Products, Inc.	2,543	65,177

		70,804,422

Personal Care Products (0.2%)
BellRing Brands, Inc.*	19,717	812,932
Coty, Inc., Class A*	53,200	583,604
e.l.f. Beauty, Inc.*	7,400	812,742
Estee Lauder Cos., Inc. (The), Class A	34,800	5,030,340
Inter Parfums, Inc.	500	67,170
Kenvue, Inc.	225,056	4,519,124
Nu Skin Enterprises, Inc., Class A	4,100	86,961
Olaplex Holdings, Inc.*	19,600	38,220

		11,951,093

Tobacco (0.5%)
Altria Group, Inc.	269,990	11,353,080
Philip Morris International, Inc.	229,030	21,203,597

		32,556,677

Total Consumer Staples		368,644,612

Energy (4.8%)
Energy Equipment & Services (0.5%)
Baker Hughes Co., Class A	143,384	5,064,323
Cactus, Inc., Class A	10,400	522,184
ChampionX Corp.	31,995	1,139,662
Dril-Quip, Inc.*	3,100	87,327
Expro Group Holdings NV*	3,683	85,556
Halliburton Co.	141,130	5,715,765
Helmerich & Payne, Inc.	16,200	682,992
Liberty Energy, Inc., Class A	21,863	404,903
Noble Corp. plc	13,200	668,580
NOV, Inc.	59,880	1,251,492
Oceaneering International, Inc.*	14,000	360,080
Patterson-UTI Energy, Inc.	51,000	705,840
ProPetro Holding Corp.*	3,000	31,890
RPC, Inc.	2,900	25,926
Schlumberger NV	214,255	12,491,066
TechnipFMC plc	64,700	1,315,998
Valaris Ltd.*	9,900	742,302
Weatherford International plc*	7,900	713,607

		32,009,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Oil, Gas & Consumable Fuels (4.3%)
Antero Midstream Corp.	54,300	$650,514
Antero Resources Corp.*	51,000	1,294,380
APA Corp.	45,380	1,865,118
California Resources Corp.	8,300	464,883
Callon Petroleum Co.*	10,300	402,936
Cheniere Energy, Inc.	35,800	5,941,368
Chesapeake Energy Corp.	19,700	1,698,731
Chevron Corp.	257,640	43,443,257
Chord Energy Corp.	7,345	1,190,404
Civitas Resources, Inc.	12,000	970,440
Clean Energy Fuels Corp.*	52,500	201,075
CNX Resources Corp.*	26,300	593,854
Comstock Resources, Inc.(x)	36,500	402,595
ConocoPhillips	177,712	21,289,898
Coterra Energy, Inc.	110,235	2,981,857
Crescent Energy Co., Class A(x)	3,100	39,184
CVR Energy, Inc.	1,200	40,836
Denbury, Inc.*	8,100	793,881
Devon Energy Corp.	101,194	4,826,954
Diamondback Energy, Inc.	27,041	4,188,110
DT Midstream, Inc.	17,200	910,224
Enviva, Inc.(x)	5,500	41,085
EOG Resources, Inc.	85,600	10,850,656
EQT Corp.	57,000	2,313,060
Equitrans Midstream Corp.	42,801	401,045
Excelerate Energy, Inc., Class A	7,400	126,096
Exxon Mobil Corp.#	591,565	69,556,213
Golar LNG Ltd.	11,300	274,138
Green Plains, Inc.*	600	18,060
Hess Corp.	40,720	6,230,160
HF Sinclair Corp.	23,686	1,348,444
HighPeak Energy, Inc.(x)	4,100	69,208
Kinder Morgan, Inc.	308,071	5,107,817
Kosmos Energy Ltd.*	91,800	750,924
Magnolia Oil & Gas Corp., Class A	28,400	650,644
Marathon Oil Corp.	90,490	2,420,607
Marathon Petroleum Corp.	65,133	9,857,228
Matador Resources Co.	18,200	1,082,536
Murphy Oil Corp.	24,100	1,092,935
New Fortress Energy, Inc.(x)	25,393	832,383
Northern Oil and Gas, Inc.	14,900	599,427
Occidental Petroleum Corp.	102,935	6,678,423
ONEOK, Inc.	68,413	4,339,437
Ovintiv, Inc.	45,700	2,173,949
PBF Energy, Inc., Class A	14,700	786,891
Peabody Energy Corp.	14,200	369,058
Permian Resources Corp., Class A	48,100	671,476
Phillips 66	69,888	8,397,043
Pioneer Natural Resources Co.	34,322	7,878,615
Range Resources Corp.	38,900	1,260,749
Scorpio Tankers, Inc.	10,200	552,024
SM Energy Co.	19,000	753,350
Southwestern Energy Co.*	159,700	1,030,065
Targa Resources Corp.	35,900	3,077,348
Tellurian, Inc.(x)*	20,700	24,012
Texas Pacific Land Corp.	1,000	1,823,560
Valero Energy Corp.	53,230	7,543,223
Vitesse Energy, Inc.	988	22,615
Williams Cos., Inc. (The)	177,279	5,972,530
World Kinect Corp.	10,700	240,001

		261,407,534

Total Energy		293,417,027

Financials (13.2%)
Banks (3.2%)
Ameris Bancorp	10,700	410,773
Associated Banc-Corp.	22,706	388,500
Axos Financial, Inc.*	8,300	314,238
BancFirst Corp.	3,600	312,228
Bank of America Corp.	1,020,646	27,945,287
Bank of Hawaii Corp.	7,400	367,706
Bank of NT Butterfield & Son Ltd. (The)	3,700	100,196
Bank OZK	17,300	641,311
BankUnited, Inc.	15,200	345,040
Banner Corp.	2,400	101,712
Berkshire Hills Bancorp, Inc.	300	6,015
BOK Financial Corp.	4,050	323,919
Brookline Bancorp, Inc.	15,400	140,294
Cadence Bank	29,750	631,295
Capitol Federal Financial, Inc.	9,386	44,771
Cathay General Bancorp	14,930	518,967
Citigroup, Inc.	294,684	12,120,353
Citizens Financial Group, Inc.	79,178	2,121,970
City Holding Co.	2,130	192,445
Columbia Banking System, Inc.	42,826	869,368
Columbia Financial, Inc.*	7,600	119,396
Comerica, Inc.	23,900	993,045
Commerce Bancshares, Inc.	17,594	844,160
Community Bank System, Inc.	7,000	295,470
Cullen/Frost Bankers, Inc.	12,200	1,112,762
CVB Financial Corp.	20,700	342,999
Dime Community Bancshares, Inc.	4,197	83,772
East West Bancorp, Inc.	24,200	1,275,582
Eastern Bankshares, Inc.	32,000	401,280
Enterprise Financial Services Corp.	100	3,750
FB Financial Corp.	2,000	56,720
Fifth Third Bancorp	109,145	2,764,643
First Bancorp	24,700	332,462
First Busey Corp.	4,733	90,968
First Citizens BancShares, Inc., Class A	1,572	2,169,517
First Commonwealth Financial Corp.	8,100	98,901
First Financial Bancorp	11,100	217,560
First Financial Bankshares, Inc.	22,500	565,200
First Financial Corp.	6,400	216,384
First Hawaiian, Inc.	21,800	393,490
First Horizon Corp.	92,350	1,017,697
First Interstate BancSystem, Inc., Class A	10,696	266,758
First Merchants Corp.	6,900	191,958
FNB Corp.	46,456	501,260
Fulton Financial Corp.	28,500	345,135
Glacier Bancorp, Inc.(x)	20,100	572,850
Hancock Whitney Corp.	12,724	470,661
Heartland Financial USA, Inc.	2,500	73,575
Hilltop Holdings, Inc.	8,700	246,732
Home BancShares, Inc.	27,800	582,132
HomeStreet, Inc.	900	7,011
Hope Bancorp, Inc.	9,683	85,695
Huntington Bancshares, Inc.	238,224	2,477,530
Independent Bank Corp.	7,200	353,448
Independent Bank Group, Inc.	4,700	185,885
International Bancshares Corp.	6,800	294,712
JPMorgan Chase & Co.	425,825	61,753,142
Kearny Financial Corp.	16,032	111,102
KeyCorp	147,802	1,590,350
Lakeland Financial Corp.	1,000	47,460
Live Oak Bancshares, Inc.	5,300	153,435
M&T Bank Corp.	27,512	3,478,892
NBT Bancorp, Inc.	4,800	152,112
New York Community Bancorp, Inc.	118,186	1,340,229
NU Holdings Ltd., Class A*	340,200	2,466,450
OceanFirst Financial Corp.	3,200	46,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Old National Bancorp	46,300	$673,202
Pacific Premier Bancorp, Inc.	14,300	311,168
PacWest Bancorp	20,196	159,750
Park National Corp.	1,200	113,424
Pinnacle Financial Partners, Inc.	16,056	1,076,394
PNC Financial Services Group, Inc. (The)	60,618	7,442,072
Popular, Inc.	14,350	904,194
Prosperity Bancshares, Inc.	13,412	732,027
Regions Financial Corp.	144,700	2,488,840
Renasant Corp.	2,200	57,618
S&T Bancorp, Inc.	6,200	167,896
Seacoast Banking Corp. of Florida	2,400	52,704
ServisFirst Bancshares, Inc.	8,100	422,577
Simmons First National Corp., Class A	13,500	228,960
SouthState Corp.	12,098	814,921
Synovus Financial Corp.	23,113	642,541
Texas Capital Bancshares, Inc.*	9,000	530,100
Tompkins Financial Corp.	3,539	173,376
Towne Bank	8,479	194,423
Truist Financial Corp.	193,060	5,523,447
Trustmark Corp.	6,450	140,159
UMB Financial Corp.	7,700	477,785
United Bankshares, Inc.	20,400	562,836
United Community Banks, Inc.	10,000	254,100
US Bancorp	226,190	7,477,841
Valley National Bancorp	46,100	394,616
Washington Federal, Inc.	7,500	192,150
Webster Financial Corp.	34,188	1,378,118
Wells Fargo & Co.	557,873	22,794,691
WesBanco, Inc.	6,400	156,288
Westamerica Bancorp	2,700	116,775
Western Alliance Bancorp	20,800	956,176
Wintrust Financial Corp.	11,500	868,250
WSFS Financial Corp.	8,990	328,135
Zions Bancorp NA	28,300	987,387

		198,881,905

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	8,140	1,060,968
Ameriprise Financial, Inc.	16,460	5,426,533
Ares Management Corp., Class A	22,481	2,312,620
Artisan Partners Asset Management, Inc., Class A	10,705	400,581
Bank of New York Mellon Corp. (The)	116,650	4,975,122
BGC Group, Inc., Class A	15,400	81,312
BlackRock, Inc.	22,063	14,263,509
Blackstone, Inc.	102,700	11,003,278
Blue Owl Capital, Inc., Class A	62,400	808,704
Brightsphere Investment Group, Inc.	7,200	139,608
Carlyle Group, Inc. (The)	32,000	965,120
Cboe Global Markets, Inc.	17,600	2,749,296
Charles Schwab Corp. (The)	218,775	12,010,748
CME Group, Inc.	52,565	10,524,564
Cohen & Steers, Inc.	5,200	325,988
Coinbase Global, Inc., Class A(x)*	24,000	1,801,920
Evercore, Inc., Class A	7,000	965,160
FactSet Research Systems, Inc.	6,200	2,711,012
Franklin Resources, Inc.	54,890	1,349,196
Goldman Sachs Group, Inc. (The)	47,700	15,434,289
Hamilton Lane, Inc., Class A	4,300	388,892
Houlihan Lokey, Inc., Class A	6,600	706,992
Interactive Brokers Group, Inc., Class A	14,040	1,215,302
Intercontinental Exchange, Inc.	83,716	9,210,434
Invesco Ltd.	66,200	961,224
Janus Henderson Group plc	28,300	730,706
Jefferies Financial Group, Inc.	35,588	1,303,588
KKR & Co., Inc.	95,291	5,869,926
Lazard Ltd., Class A	12,500	387,625
LPL Financial Holdings, Inc.	12,900	3,065,685
MarketAxess Holdings, Inc.	5,660	1,209,202
Moelis & Co., Class A(x)	5,900	266,267
Moody’s Corp.	23,950	7,572,272
Morgan Stanley	177,487	14,495,363
Morningstar, Inc.	3,200	749,568
MSCI, Inc., Class A	12,134	6,225,713
Nasdaq, Inc.	52,300	2,541,257
Northern Trust Corp.	33,350	2,317,158
Piper Sandler Cos.	2,600	377,806
Raymond James Financial, Inc.	30,000	3,012,900
Robinhood Markets, Inc., Class A*	86,000	843,660
S&P Global, Inc.	47,934	17,515,563
SEI Investments Co.	16,150	972,715
State Street Corp.	49,250	3,297,780
StepStone Group, Inc., Class A	7,000	221,060
Stifel Financial Corp.	15,508	952,812
T. Rowe Price Group, Inc.	36,280	3,804,684
Tradeweb Markets, Inc., Class A	15,000	1,203,000
Victory Capital Holdings, Inc., Class A	2,400	80,016
Virtu Financial, Inc., Class A	15,500	267,685
XP, Inc., Class A	49,000	1,129,450

		182,205,833

Consumer Finance (0.5%)
Ally Financial, Inc.	53,469	1,426,553
American Express Co.	89,256	13,316,103
Capital One Financial Corp.	55,970	5,431,889
Credit Acceptance Corp.(x)*	200	92,024
Discover Financial Services	37,370	3,237,363
FirstCash Holdings, Inc.	7,272	729,963
Navient Corp.	25,584	440,556
Nelnet, Inc., Class A	4,000	357,280
OneMain Holdings, Inc.	17,900	717,611
PROG Holdings, Inc.*	3,290	109,261
SLM Corp.	37,884	515,980
SoFi Technologies, Inc.(x)*	123,000	982,770
Synchrony Financial	68,052	2,080,350
Upstart Holdings, Inc.(x)*	15,900	453,786

		29,891,489

Financial Services (4.1%)
Affirm Holdings, Inc., Class A*	27,200	578,544
Apollo Global Management, Inc.	76,986	6,910,263
Berkshire Hathaway, Inc., Class B*	266,736	93,437,621
Block, Inc., Class A*	80,124	3,546,288
Cannae Holdings, Inc.*	4,760	88,726
Corebridge Financial, Inc.	27,800	549,050
Enact Holdings, Inc.	10,900	296,807
Essent Group Ltd.	17,600	832,304
Euronet Worldwide, Inc.*	10,000	793,800
Evertec, Inc.	6,000	223,080
Fidelity National Information Services, Inc.	89,869	4,967,060
Fiserv, Inc.*	89,602	10,121,442
FleetCor Technologies, Inc.*	10,500	2,681,070
Flywire Corp.*	14,600	465,594
Global Payments, Inc.	38,276	4,416,668
Jack Henry & Associates, Inc.	11,430	1,727,530
Marqeta, Inc., Class A*	66,800	399,464
Mastercard, Inc., Class A	122,200	48,380,202
MGIC Investment Corp.	42,500	709,325
Mr Cooper Group, Inc.*	10,400	557,024
PayPal Holdings, Inc.*	164,553	9,619,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Paysafe Ltd.*	4,317	$51,761
PennyMac Financial Services, Inc.	6,033	401,798
Radian Group, Inc.	26,500	665,415
Remitly Global, Inc.*	12,900	325,338
Rocket Cos., Inc., Class A(x)*	32,900	269,122
StoneCo Ltd., Class A*	41,000	437,470
TFS Financial Corp.	20,000	236,400
Toast, Inc., Class A(x)*	52,200	977,706
Visa, Inc., Class A	235,812	54,239,118
Voya Financial, Inc.	14,900	990,105
Walker & Dunlop, Inc.	3,700	274,688
Western Union Co. (The)	59,560	785,001
WEX, Inc.*	7,600	1,429,484

		252,385,036

Insurance (2.4%)
Aflac, Inc.	93,500	7,176,125
Allstate Corp. (The)	40,040	4,460,856
American Equity Investment Life Holding Co.	7,400	396,936
American Financial Group, Inc.	12,030	1,343,390
American International Group, Inc.	107,436	6,510,622
Aon plc, Class A	29,419	9,538,228
Arch Capital Group Ltd.*	53,900	4,296,369
Argo Group International Holdings Ltd.	2,875	85,790
Arthur J Gallagher & Co.	31,800	7,248,174
Assurant, Inc.	9,000	1,292,220
Assured Guaranty Ltd.	7,800	472,056
Axis Capital Holdings Ltd.	17,270	973,510
Brighthouse Financial, Inc.*	9,332	456,708
Brown & Brown, Inc.	39,900	2,786,616
BRP Group, Inc., Class A*	7,300	169,579
Chubb Ltd.	60,351	12,563,871
Cincinnati Financial Corp.	24,720	2,528,609
CNA Financial Corp.	6,900	271,515
CNO Financial Group, Inc.	14,100	334,593
Employers Holdings, Inc.	1,800	71,910
Enstar Group Ltd.*	1,400	338,800
Everest Group Ltd.	6,100	2,267,187
F&G Annuities & Life, Inc.(x)	7,736	217,072
Fidelity National Financial, Inc.	43,180	1,783,334
First American Financial Corp.	17,600	994,224
Genworth Financial, Inc., Class A*	71,100	416,646
Globe Life, Inc.	15,905	1,729,351
Hanover Insurance Group, Inc. (The)	6,190	686,966
Hartford Financial Services Group, Inc. (The)	47,810	3,390,207
Kemper Corp.	8,682	364,904
Kinsale Capital Group, Inc.	3,800	1,573,694
Lincoln National Corp.	30,350	749,342
Loews Corp.	33,092	2,095,055
Markel Group, Inc.*	2,160	3,180,578
Marsh & McLennan Cos., Inc.	73,750	14,034,625
MBIA, Inc.*	7,600	54,796
MetLife, Inc.	95,460	6,005,389
Old Republic International Corp.	47,894	1,290,264
Palomar Holdings, Inc.*	1,900	96,425
Primerica, Inc.	5,900	1,144,659
Principal Financial Group, Inc.	37,700	2,717,039
ProAssurance Corp.	600	11,334
Progressive Corp. (The)	87,900	12,244,470
Prudential Financial, Inc.	54,131	5,136,491
Reinsurance Group of America, Inc.	12,610	1,830,846
RenaissanceRe Holdings Ltd.	6,560	1,298,355
RLI Corp.	8,880	1,206,703
Ryan Specialty Holdings, Inc., Class A*	12,600	609,840
Selective Insurance Group, Inc.	8,800	907,896
SiriusPoint Ltd.*	4,700	47,799
Travelers Cos., Inc. (The)	36,270	5,923,254
Trupanion, Inc.(x)*	6,900	194,580
Unum Group	32,000	1,574,080
W R Berkley Corp.	33,600	2,133,264
White Mountains Insurance Group Ltd.	500	747,845
Willis Towers Watson plc	17,200	3,594,112

		145,569,103

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	103,900	980,816
Annaly Capital Management, Inc. (REIT)	69,288	1,303,307
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,800	89,144
Arbor Realty Trust, Inc. (REIT)(x)	34,900	529,782
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	456,750
Chimera Investment Corp. (REIT)	27,440	149,822
Claros Mortgage Trust, Inc. (REIT)	7,300	80,884
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	12,700	269,240
Rithm Capital Corp. (REIT)	66,550	618,250
Starwood Property Trust, Inc. (REIT)(x)	57,200	1,106,820

		5,584,815

Total Financials		814,518,181

Health Care (13.2%)
Biotechnology (2.5%)
AbbVie, Inc.	257,030	38,312,892
Agios Pharmaceuticals, Inc.*	8,400	207,900
Akero Therapeutics, Inc.*	6,600	333,828
Alector, Inc.*	1,800	11,664
Alkermes plc*	25,200	705,852
Allogene Therapeutics, Inc.(x)*	24,600	77,982
Allovir, Inc.(x)*	1,600	3,440
Alnylam Pharmaceuticals, Inc.*	20,100	3,559,710
ALX Oncology Holdings, Inc.*	2,700	12,960
Amgen, Inc.	77,768	20,900,928
Amicus Therapeutics, Inc.*	26,600	323,456
AnaptysBio, Inc.*	6,600	118,536
Anavex Life Sciences Corp.(x)*	23,900	156,545
Apellis Pharmaceuticals, Inc.*	14,000	532,560
Arcturus Therapeutics Holdings, Inc.*	400	10,220
Arcus Biosciences, Inc.*	14,800	265,660
Arrowhead Pharmaceuticals, Inc.*	9,700	260,639
Beam Therapeutics, Inc.(x)*	7,300	175,565
BioCryst Pharmaceuticals, Inc.*	35,300	249,924
Biogen, Inc.*	22,560	5,798,146
Biohaven Ltd.*	4,800	124,848
BioMarin Pharmaceutical, Inc.*	28,200	2,495,136
Blueprint Medicines Corp.*	400	20,088
Bridgebio Pharma, Inc.*	16,344	430,991
CareDx, Inc.*	4,800	33,600
Cerevel Therapeutics Holdings, Inc.(x)*	12,800	279,424
Cytokinetics, Inc.*	12,600	371,196
Denali Therapeutics, Inc.*	14,300	295,009
Editas Medicine, Inc.(x)*	11,500	89,700
Emergent BioSolutions, Inc.*	8,400	28,560
EQRx, Inc.*	29,000	64,380
Exact Sciences Corp.*	26,700	1,821,474
Exelixis, Inc.*	63,800	1,394,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Fate Therapeutics, Inc.*	12,600	$26,712
FibroGen, Inc.(x)*	7,200	6,213
Gilead Sciences, Inc.	184,491	13,825,755
Halozyme Therapeutics, Inc.*	17,900	683,780
Horizon Therapeutics plc*	35,600	4,118,564
IGM Biosciences, Inc.*	600	5,010
ImmunityBio, Inc.(x)*	29,500	49,855
ImmunoGen, Inc.*	32,100	509,427
Immunovant, Inc.*	11,400	437,646
Incyte Corp.*	27,700	1,600,229
Insmed, Inc.*	16,100	406,525
Intellia Therapeutics, Inc.*	10,500	332,010
Ionis Pharmaceuticals, Inc.*	24,800	1,124,928
Iovance Biotherapeutics, Inc.*	25,100	114,205
Ironwood Pharmaceuticals, Inc., Class A*	4,000	38,520
Karuna Therapeutics, Inc.*	4,500	760,905
Karyopharm Therapeutics, Inc.(x)*	32,000	42,880
Kodiak Sciences, Inc.*	3,500	6,300
Krystal Biotech, Inc.*	2,100	243,600
Kura Oncology, Inc.*	12,500	114,000
Kymera Therapeutics, Inc.*	6,500	90,350
MacroGenics, Inc.*	6,700	31,222
Mersana Therapeutics, Inc.*	20,500	26,035
Mirati Therapeutics, Inc.*	7,300	317,988
Moderna, Inc.*	50,317	5,197,243
Morphic Holding, Inc.*	5,600	128,296
Myriad Genetics, Inc.*	11,500	184,460
Natera, Inc.*	13,400	592,950
Neurocrine Biosciences, Inc.*	14,500	1,631,250
Nkarta, Inc.*	800	1,112
Novavax, Inc.(x)*	12,200	88,328
Nuvalent, Inc., Class A*	3,000	137,910
Organogenesis Holdings, Inc., Class A*	25,100	79,818
PDL BioPharma, Inc.(r)*	46,000	—
Prothena Corp. plc*	3,300	159,225
PTC Therapeutics, Inc.*	8,000	179,280
Recursion Pharmaceuticals, Inc., Class A(x)*	1,000	7,650
Regeneron Pharmaceuticals, Inc.*	15,500	12,755,880
REGENXBIO, Inc.*	7,400	121,804
Relay Therapeutics, Inc.*	22,001	185,028
Replimune Group, Inc.*	1,100	18,821
REVOLUTION Medicines, Inc.*	9,100	251,888
Rocket Pharmaceuticals, Inc.*	8,900	182,361
Roivant Sciences Ltd.*	31,600	369,088
Sage Therapeutics, Inc.*	8,600	176,988
Sana Biotechnology, Inc.(x)*	14,595	56,483
Sangamo Therapeutics, Inc.*	29,200	17,514
Sarepta Therapeutics, Inc.*	12,700	1,539,494
Seagen, Inc.*	21,374	4,534,494
SpringWorks Therapeutics, Inc.(x)*	5,000	115,600
Stoke Therapeutics, Inc.(x)*	500	1,970
TG Therapeutics, Inc.*	20,700	173,052
Twist Bioscience Corp.*	6,900	139,794
Ultragenyx Pharmaceutical, Inc.*	6,500	231,725
United Therapeutics Corp.*	7,100	1,603,677
Vaxcyte, Inc.*	10,800	550,584
Veracyte, Inc.*	14,100	314,853
Vericel Corp.*	3,600	120,672
Vertex Pharmaceuticals, Inc.*	38,100	13,248,894
Viking Therapeutics, Inc.*	23,500	260,145
Vir Biotechnology, Inc.*	10,700	100,259
Xencor, Inc.*	8,900	179,335
Y-mAbs Therapeutics, Inc.*	200	1,090
Zentalis Pharmaceuticals, Inc.*	6,900	138,414

		150,156,931

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	255,212	24,717,282
Align Technology, Inc.*	11,300	3,450,116
AtriCure, Inc.*	6,800	297,840
Avanos Medical, Inc.*	7,975	161,254
Axonics, Inc.*	5,700	319,884
Baxter International, Inc.	80,080	3,022,219
Becton Dickinson & Co.	41,813	10,809,915
Boston Scientific Corp.*	209,100	11,040,480
Butterfly Network, Inc.(x)*	35,700	42,126
CONMED Corp.	4,500	453,825
Cooper Cos., Inc. (The)	8,400	2,671,284
Dentsply Sirona, Inc.	34,405	1,175,275
Dexcom, Inc.*	59,600	5,560,680
Edwards Lifesciences Corp.*	88,800	6,152,064
Embecta Corp.	2,602	39,160
Enovis Corp.*	4,333	228,479
Envista Holdings Corp.*	21,763	606,752
GE HealthCare Technologies, Inc.	55,915	3,804,457
Glaukos Corp.*	6,800	511,700
Globus Medical, Inc., Class A*	19,837	984,907
Haemonetics Corp.*	8,200	734,556
Hologic, Inc.*	38,100	2,644,140
ICU Medical, Inc.*	1,700	202,317
IDEXX Laboratories, Inc.*	12,500	5,465,875
Inmode Ltd.*	11,900	362,474
Inogen, Inc.*	3,600	18,792
Inspire Medical Systems, Inc.*	4,500	892,980
Insulet Corp.*	11,300	1,802,237
Integer Holdings Corp.*	3,500	274,505
Integra LifeSciences Holdings Corp.*	6,500	248,235
Intuitive Surgical, Inc.*	50,900	14,877,561
iRhythm Technologies, Inc.*	4,100	386,466
Lantheus Holdings, Inc.*	8,700	604,476
LivaNova plc*	5,100	269,688
Masimo Corp.*	9,200	806,656
Medtronic plc	193,485	15,161,485
Merit Medical Systems, Inc.*	7,800	538,356
Neogen Corp.*	32,700	606,258
Nevro Corp.*	1,700	32,674
Novocure Ltd.*	17,900	289,085
Omnicell, Inc.*	7,900	355,816
Outset Medical, Inc.*	7,368	80,164
Penumbra, Inc.*	6,300	1,524,033
QuidelOrtho Corp.*	7,797	569,493
ResMed, Inc.	21,600	3,193,992
Shockwave Medical, Inc.*	5,400	1,075,140
Silk Road Medical, Inc.*	6,800	101,932
STAAR Surgical Co.*	3,500	140,630
STERIS plc	15,309	3,359,101
Stryker Corp.	53,470	14,611,747
Tandem Diabetes Care, Inc.*	10,300	213,931
Teleflex, Inc.	7,700	1,512,357
TransMedics Group, Inc.*	5,800	317,550
Varex Imaging Corp.*	8,924	167,682
Zimmer Biomet Holdings, Inc.	32,100	3,602,262
Zimvie, Inc.*	1,480	13,927

		153,108,272

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	14,500	1,019,495
Accolade, Inc.*	9,200	97,336
AdaptHealth Corp., Class A*	16,900	153,790
Addus HomeCare Corp.*	200	17,038
Agiliti, Inc.*	2,100	13,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
agilon health, Inc.*	38,700	$687,312
Amedisys, Inc.*	3,100	289,540
AMN Healthcare Services, Inc.*	5,600	477,008
Apollo Medical Holdings, Inc.(x)*	9,200	283,820
Aveanna Healthcare Holdings, Inc.*	7,400	8,806
Brookdale Senior Living, Inc.*	36,435	150,841
Cardinal Health, Inc.	38,600	3,351,252
Castle Biosciences, Inc.*	200	3,378
Cencora, Inc.	23,400	4,211,298
Centene Corp.*	82,100	5,655,048
Chemed Corp.	3,000	1,559,100
Cigna Group (The)	43,976	12,580,214
CorVel Corp.*	1,700	334,305
CVS Health Corp.	192,534	13,442,724
DaVita, Inc.*	8,300	784,599
Elevance Health, Inc.	34,980	15,230,992
Encompass Health Corp.	18,500	1,242,460
Enhabit, Inc.*	9,250	104,062
Ensign Group, Inc. (The)	5,800	538,994
Fulgent Genetics, Inc.(x)*	300	8,022
Guardant Health, Inc.*	13,500	400,140
HCA Healthcare, Inc.	30,200	7,428,596
HealthEquity, Inc.*	13,100	956,955
Henry Schein, Inc.*	19,200	1,425,600
Humana, Inc.	18,400	8,951,968
Innovage Holding Corp.*	1,200	7,188
Invitae Corp.(x)*	33,000	19,972
Laboratory Corp. of America Holdings	14,335	2,882,052
LifeStance Health Group, Inc.(x)*	27,100	186,177
McKesson Corp.	20,580	8,949,213
ModivCare, Inc.*	200	6,302
Molina Healthcare, Inc.*	8,900	2,918,221
National Research Corp.	100	4,437
NeoGenomics, Inc.*	17,900	220,170
OPKO Health, Inc.*	104,600	167,360
Option Care Health, Inc.*	23,425	757,799
Owens & Minor, Inc.*	12,400	200,384
Patterson Cos., Inc.	12,600	373,464
Pediatrix Medical Group, Inc.*	10,340	131,421
Pennant Group, Inc. (The)*	2,100	23,373
Premier, Inc., Class A	16,400	352,600
Privia Health Group, Inc.*	14,200	326,600
Progyny, Inc.*	8,900	302,778
Quest Diagnostics, Inc.	19,830	2,416,484
R1 RCM, Inc.*	2,900	43,703
RadNet, Inc.*	8,000	225,520
Select Medical Holdings Corp.	13,600	343,672
Surgery Partners, Inc.*	11,598	339,241
Tenet Healthcare Corp.*	19,600	1,291,444
UnitedHealth Group, Inc.	135,357	68,245,646
Universal Health Services, Inc., Class B	11,280	1,418,234

		173,561,777

Health Care Technology (0.1%)
American Well Corp., Class A*	33,300	38,961
Certara, Inc.*	16,330	237,438
Definitive Healthcare Corp., Class A*	12,000	95,880
Doximity, Inc., Class A*	14,800	314,056
Evolent Health, Inc., Class A*	7,400	201,502
Multiplan Corp.*	65,700	110,376
NextGen Healthcare, Inc.*	11,200	265,776
Phreesia, Inc.*	6,100	113,948
Schrodinger, Inc.*	14,100	398,607
Teladoc Health, Inc.*	24,260	450,993
Veeva Systems, Inc., Class A*	22,700	4,618,315
Veradigm, Inc.*	22,950	301,563

		7,147,415

Life Sciences Tools & Services (1.6%)
10X Genomics, Inc., Class A*	13,900	573,375
Adaptive Biotechnologies Corp.*	13,507	73,613
Agilent Technologies, Inc.	45,930	5,135,893
Avantor, Inc.*	96,094	2,025,662
Azenta, Inc.(x)*	11,587	581,552
Bio-Rad Laboratories, Inc., Class A*	4,000	1,433,800
Bio-Techne Corp.	25,800	1,756,206
Bruker Corp.	18,000	1,121,400
Charles River Laboratories International, Inc.*	9,050	1,773,619
Codexis, Inc.*	600	1,134
CryoPort, Inc.*	3,300	45,243
Danaher Corp.	97,460	24,179,826
Fortrea Holdings, Inc.*	235	6,719
ICON plc*	12,000	2,955,000
Illumina, Inc.*	24,100	3,308,448
IQVIA Holdings, Inc.*	29,180	5,741,165
Maravai LifeSciences Holdings, Inc., Class A*	11,581	115,810
Medpace Holdings, Inc.*	4,500	1,089,585
Mettler-Toledo International, Inc.*	3,300	3,656,631
NanoString Technologies, Inc.(x)*	7,600	13,072
OmniAb, Inc. (Earn Out Shares)(r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	11,270	58,491
Pacific Biosciences of California, Inc.*	3,200	26,720
QIAGEN NV*	35,932	1,455,246
Repligen Corp.*	9,700	1,542,397
Revvity, Inc.	18,600	2,059,020
Seer, Inc., Class A*	12,500	27,625
Sotera Health Co.(x)*	22,831	342,008
Thermo Fisher Scientific, Inc.	56,950	28,826,381
Waters Corp.*	9,500	2,604,995
West Pharmaceutical Services, Inc.	10,800	4,052,268

		96,582,904

Pharmaceuticals (3.7%)
Amneal Pharmaceuticals, Inc.*	20,200	85,244
Amphastar Pharmaceuticals, Inc.*	5,200	239,148
Arvinas, Inc.*	5,200	102,128
Atea Pharmaceuticals, Inc.*	12,500	37,500
Axsome Therapeutics, Inc.(x)*	5,400	377,406
Bristol-Myers Squibb Co.	310,244	18,006,562
Catalent, Inc.*	27,600	1,256,628
Corcept Therapeutics, Inc.*	11,200	305,144
Elanco Animal Health, Inc.*	74,632	838,864
Eli Lilly and Co.	124,010	66,609,491
Harmony Biosciences Holdings, Inc.*	9,200	301,484
Innoviva, Inc.*	6,818	88,566
Intra-Cellular Therapies, Inc.*	12,000	625,080
Jazz Pharmaceuticals plc*	12,100	1,566,224
Johnson & Johnson	353,288	55,024,606
Ligand Pharmaceuticals, Inc.*	2,300	137,816
Merck & Co., Inc.	372,190	38,316,960
NGM Biopharmaceuticals, Inc.*	500	535
Organon & Co.	43,109	748,372
Pacira BioSciences, Inc.*	7,400	227,032
Perrigo Co. plc	28,300	904,185
Pfizer, Inc.	834,017	27,664,344
Phibro Animal Health Corp., Class A	1,200	15,324
Prestige Consumer Healthcare, Inc.*	6,000	343,140
Revance Therapeutics, Inc.*	9,300	106,671
Royalty Pharma plc, Class A	54,600	1,481,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Theravance Biopharma, Inc.(x)*	13,700	$118,231
Ventyx Biosciences, Inc.*	7,100	246,583
Viatris, Inc.	184,274	1,816,942
Zoetis, Inc., Class A	70,100	12,195,998

		229,788,052

Total Health Care		810,345,351

Industrials (9.7%)
Aerospace & Defense (1.5%)
AeroVironment, Inc.*	2,100	234,213
Axon Enterprise, Inc.*	11,900	2,367,981
Boeing Co. (The)*	83,400	15,986,112
BWX Technologies, Inc.	17,800	1,334,644
Curtiss-Wright Corp.	5,900	1,154,217
General Dynamics Corp.	37,270	8,235,552
HEICO Corp.	6,941	1,123,956
HEICO Corp., Class A	14,845	1,918,271
Hexcel Corp.	12,900	840,306
Howmet Aerospace, Inc.	60,229	2,785,591
Huntington Ingalls Industries, Inc.	6,200	1,268,396
L3Harris Technologies, Inc.	28,591	4,978,265
Leonardo DRS, Inc.*	8,400	140,280
Lockheed Martin Corp.	32,960	13,479,322
Mercury Systems, Inc.*	5,400	200,286
Moog, Inc., Class A	3,000	338,880
Northrop Grumman Corp.	20,850	9,177,961
Parsons Corp.*	5,739	311,915
RTX Corp.	215,667	15,521,554
Spirit AeroSystems Holdings, Inc., Class A*	15,800	255,012
Textron, Inc.	32,300	2,523,922
TransDigm Group, Inc.*	7,750	6,534,257
Woodward, Inc.	10,430	1,296,032

		92,006,925

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	20,430	1,759,636
Expeditors International of Washington, Inc.	24,000	2,751,120
FedEx Corp.	33,950	8,994,034
GXO Logistics, Inc.*	17,800	1,043,970
Hub Group, Inc., Class A*	3,000	235,620
United Parcel Service, Inc., Class B	106,850	16,654,710

		31,439,090

Building Products (0.7%)
A.O. Smith Corp.	21,900	1,448,247
AAON, Inc.	8,700	494,769
Advanced Drainage Systems, Inc.	9,900	1,126,917
Allegion plc	14,212	1,480,890
AZEK Co., Inc. (The), Class A*	24,200	719,708
Builders FirstSource, Inc.*	21,990	2,737,535
Carlisle Cos., Inc.	7,400	1,918,524
Carrier Global Corp.	122,871	6,782,479
Fortune Brands Innovations, Inc.	23,350	1,451,436
Johnson Controls International plc	103,671	5,516,334
Lennox International, Inc.	4,910	1,838,500
Masco Corp.	40,000	2,138,000
Masterbrand, Inc.*	10,650	129,398
Owens Corning	14,070	1,919,289
Resideo Technologies, Inc.*	17,050	269,390
Simpson Manufacturing Co., Inc.	6,100	913,841
Trane Technologies plc	33,612	6,820,211
Trex Co., Inc.*	20,500	1,263,415
UFP Industries, Inc.	11,500	1,177,600
Zurn Elkay Water Solutions Corp.	14,900	417,498

		40,563,981

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	7,700	308,077
Brink’s Co. (The)	3,300	239,712
Casella Waste Systems, Inc., Class A*	6,200	473,060
Cintas Corp.	12,600	6,060,726
Clean Harbors, Inc.*	10,000	1,673,600
Copart, Inc.*	130,400	5,618,936
CoreCivic, Inc.*	4,100	46,125
Deluxe Corp.	1,400	26,446
Driven Brands Holdings, Inc.*	9,831	123,772
Matthews International Corp., Class A	7,100	276,261
MSA Safety, Inc.	5,900	930,135
OPENLANE, Inc.*	27,700	413,284
RB Global, Inc.	26,748	1,671,750
Republic Services, Inc., Class A	31,935	4,551,057
Rollins, Inc.	35,450	1,323,349
Stericycle, Inc.(x)*	21,800	974,678
Tetra Tech, Inc.	9,300	1,413,879
UniFirst Corp.	2,000	326,020
Waste Management, Inc.	60,050	9,154,022

		35,604,889

Construction & Engineering (0.2%)
AECOM	24,002	1,993,126
Ameresco, Inc., Class A(x)*	5,000	192,800
API Group Corp.*	29,700	770,121
Arcosa, Inc.	4,080	293,352
Comfort Systems USA, Inc.	5,400	920,214
EMCOR Group, Inc.	6,900	1,451,691
Fluor Corp.(x)*	22,300	818,410
MasTec, Inc.*	11,000	791,670
MDU Resources Group, Inc.	31,050	607,959
Quanta Services, Inc.	21,450	4,012,651
Valmont Industries, Inc.	3,100	744,651
WillScot Mobile Mini Holdings Corp.*	28,803	1,197,917

		13,794,562

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	1,038,891
AMETEK, Inc.	34,675	5,123,578
Array Technologies, Inc.*	22,800	505,932
Atkore, Inc.*	8,100	1,208,439
ChargePoint Holdings, Inc.(x)*	36,100	179,417
Eaton Corp. plc	58,397	12,454,912
Emerson Electric Co.	83,110	8,025,933
Encore Wire Corp.	400	72,984
EnerSys	4,900	463,883
Generac Holdings, Inc.*	11,100	1,209,456
Hubbell, Inc., Class B	8,700	2,726,667
nVent Electric plc	26,353	1,396,445
Plug Power, Inc.(x)*	82,900	630,040
Regal Rexnord Corp.	11,922	1,703,415
Rockwell Automation, Inc.	17,900	5,117,073
Sensata Technologies Holding plc	27,100	1,024,922
Shoals Technologies Group, Inc., Class A*	15,322	279,627
SunPower Corp.(x)*	25,400	156,718
Sunrun, Inc.*	33,000	414,480
Vertiv Holdings Co., Class A	48,500	1,804,200

		45,537,012

Ground Transportation (1.1%)
Avis Budget Group, Inc.*	3,900	700,791
CSX Corp.	299,550	9,211,163
Heartland Express, Inc.	9,600	141,024
Hertz Global Holdings, Inc.*	3,300	40,425
JB Hunt Transport Services, Inc.	12,450	2,347,074
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,551,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Landstar System, Inc.	6,250	$1,105,875
Lyft, Inc., Class A*	43,400	457,436
Norfolk Southern Corp.	34,070	6,709,405
Old Dominion Freight Line, Inc.	15,025	6,147,328
RXO, Inc.*	17,800	351,194
Ryder System, Inc.	9,200	983,940
Saia, Inc.*	4,800	1,913,520
Schneider National, Inc., Class B	9,995	276,762
Uber Technologies, Inc.*	292,789	13,465,366
U-Haul Holding Co.	12,600	660,114
Union Pacific Corp.	89,920	18,310,410
Werner Enterprises, Inc.	5,700	222,015
XPO, Inc.*	17,800	1,328,948

		65,924,180

Industrial Conglomerates (0.7%)
3M Co.	83,630	7,829,440
General Electric Co.	157,845	17,449,765
Honeywell International, Inc.	98,300	18,159,942

		43,439,147

Machinery (2.0%)
AGCO Corp.	12,400	1,466,672
Albany International Corp., Class A	3,300	284,724
Allison Transmission Holdings, Inc.	10,500	620,130
Barnes Group, Inc.	8,200	278,554
Caterpillar, Inc.	76,210	20,805,330
Chart Industries, Inc.*	6,500	1,099,280
CNH Industrial NV(x)	144,100	1,743,610
Crane Co.	7,900	701,836
Cummins, Inc.	22,560	5,154,058
Deere & Co.	40,440	15,261,247
Donaldson Co., Inc.	18,700	1,115,268
Dover Corp.	21,190	2,956,217
Esab Corp.	6,033	423,637
Federal Signal Corp.	6,400	382,272
Flowserve Corp.	26,640	1,059,473
Fortive Corp.	55,530	4,118,105
Franklin Electric Co., Inc.	7,500	669,225
Gates Industrial Corp. plc*	24,100	279,801
Graco, Inc.	29,480	2,148,502
Hillenbrand, Inc.	6,800	287,708
IDEX Corp.	12,240	2,546,165
Illinois Tool Works, Inc.	44,710	10,297,160
Ingersoll Rand, Inc.	61,666	3,929,358
ITT, Inc.	12,825	1,255,696
John Bean Technologies Corp.	4,400	462,616
Lincoln Electric Holdings, Inc.	9,660	1,756,091
Middleby Corp. (The)*	9,700	1,241,600
Mueller Industries, Inc.	8,500	638,860
Mueller Water Products, Inc., Class A	20,800	263,744
Nordson Corp.	8,660	1,932,652
Oshkosh Corp.	11,600	1,106,988
Otis Worldwide Corp.	60,974	4,896,822
PACCAR, Inc.	79,245	6,737,410
Parker-Hannifin Corp.	19,210	7,482,679
Pentair plc	27,287	1,766,833
RBC Bearings, Inc.*	3,900	913,107
Snap-on, Inc.	9,200	2,346,552
SPX Technologies, Inc.*	4,900	398,860
Stanley Black & Decker, Inc.	27,235	2,276,301
Terex Corp.	9,800	564,676
Timken Co. (The)	12,640	928,914
Toro Co. (The)	15,880	1,319,628
Trinity Industries, Inc.	13,740	334,569
Watts Water Technologies, Inc., Class A	4,000	691,280
Westinghouse Air Brake Technologies Corp.	28,387	3,016,686
Xylem, Inc.	35,854	3,263,790

		123,224,686

Marine Transportation (0.0%)†
Kirby Corp.*	7,450	616,860
Matson, Inc.	4,300	381,496

		998,356

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	997,452
Allegiant Travel Co.	2,200	169,092
American Airlines Group, Inc.*	105,200	1,347,612
Delta Air Lines, Inc.	100,550	3,720,350
Joby Aviation, Inc.(x)*	26,700	172,215
Southwest Airlines Co.	94,100	2,547,287
Spirit Airlines, Inc.	13,100	216,150
United Airlines Holdings, Inc.*	52,840	2,235,132

		11,405,290

Professional Services (1.0%)
Alight, Inc., Class A*	26,300	186,467
ASGN, Inc.*	8,400	686,112
Automatic Data Processing, Inc.	61,050	14,687,409
Booz Allen Hamilton Holding Corp., Class A	20,300	2,218,181
Broadridge Financial Solutions, Inc.	18,309	3,278,226
CACI International, Inc., Class A*	3,800	1,192,934
CBIZ, Inc.*	5,420	281,298
Ceridian HCM Holding, Inc.*	20,100	1,363,785
Clarivate plc*	6,800	45,628
Concentrix Corp.	6,066	485,947
Conduent, Inc.*	1,586	5,519
Dun & Bradstreet Holdings, Inc.	32,600	325,674
Equifax, Inc.	18,120	3,319,222
ExlService Holdings, Inc.*	22,500	630,900
Exponent, Inc.	10,600	907,360
FTI Consulting, Inc.*	7,200	1,284,552
Genpact Ltd.	30,000	1,086,000
Insperity, Inc.	6,400	624,640
Jacobs Solutions, Inc.	18,400	2,511,600
KBR, Inc.	27,600	1,626,744
Korn Ferry	5,600	265,664
Leidos Holdings, Inc.	22,348	2,059,592
ManpowerGroup, Inc.	9,780	717,070
Maximus, Inc.	10,400	776,672
Paychex, Inc.	47,210	5,444,729
Paycom Software, Inc.	8,700	2,255,649
Paycor HCM, Inc.*	14,100	321,903
Paylocity Holding Corp.*	5,700	1,035,690
Resources Connection, Inc.	16,950	252,724
Robert Half, Inc.	19,260	1,411,373
Science Applications International Corp.	9,001	949,966
SS&C Technologies Holdings, Inc.	39,200	2,059,568
TransUnion	30,305	2,175,596
TriNet Group, Inc.*	4,100	477,568
Verisk Analytics, Inc., Class A	21,000	4,961,040

		61,913,002

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	827,610
Applied Industrial Technologies, Inc.	4,300	664,823
Beacon Roofing Supply, Inc.*	7,600	586,492
Boise Cascade Co.	5,800	597,632
Core & Main, Inc., Class A*	15,700	452,945
Fastenal Co.	87,500	4,781,000
Ferguson plc	30,400	4,999,888
FTAI Aviation Ltd.	14,400	511,920
GATX Corp.	5,000	544,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Herc Holdings, Inc.	3,200	$380,608
MSC Industrial Direct Co., Inc., Class A	7,100	696,865
SiteOne Landscape Supply, Inc.*	6,700	1,095,115
Triton International Ltd.(r)	7,200	572,760
United Rentals, Inc.	10,722	4,766,680
Watsco, Inc.	5,210	1,967,921
WESCO International, Inc.	8,586	1,234,838
WW Grainger, Inc.	7,050	4,877,472

		29,558,719

Total Industrials		595,409,839

Information Technology (25.6%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	36,500	6,713,445
Calix, Inc.*	1,500	68,760
Ciena Corp.*	31,400	1,483,964
Cisco Systems, Inc.	605,170	32,533,939
F5, Inc.*	10,600	1,708,084
Juniper Networks, Inc.	51,600	1,433,964
Motorola Solutions, Inc.	25,221	6,866,165
NetScout Systems, Inc.*	1,300	36,426
Ubiquiti, Inc.	2,017	293,070
Viavi Solutions, Inc.*	33,650	307,561

		51,445,378

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	556,848
Aeva Technologies, Inc.*	11,100	8,490
Amphenol Corp., Class A	88,780	7,456,632
Arrow Electronics, Inc.*	9,300	1,164,732
Avnet, Inc.	17,920	863,565
Badger Meter, Inc.	4,400	633,028
Belden, Inc.	6,500	627,575
CDW Corp.	21,451	4,327,954
Cognex Corp.	30,400	1,290,176
Coherent Corp.*	21,857	713,412
Corning, Inc.	121,190	3,692,659
Crane NXT Co.	5,500	305,635
Fabrinet*	5,100	849,762
Insight Enterprises, Inc.*	3,300	480,150
IPG Photonics Corp.*	2,400	243,696
Itron, Inc.*	4,010	242,926
Jabil, Inc.	22,000	2,791,580
Keysight Technologies, Inc.*	26,615	3,521,431
Littelfuse, Inc.	4,200	1,038,744
MicroVision, Inc.(x)*	33,100	72,489
National Instruments Corp.	23,000	1,371,260
Novanta, Inc.*	4,100	588,104
Plexus Corp.*	1,400	130,172
Rogers Corp.*	200	26,294
Sanmina Corp.*	6,800	369,104
TD SYNNEX Corp.	8,766	875,373
Teledyne Technologies, Inc.*	7,746	3,164,861
Trimble, Inc.*	41,500	2,235,190
Vishay Intertechnology, Inc.	5,000	123,600
Vontier Corp.	23,452	725,136
Zebra Technologies Corp., Class A*	9,000	2,128,770

		42,619,348

IT Services (1.4%)
Accenture plc, Class A	92,600	28,438,386
Akamai Technologies, Inc.*	26,600	2,833,964
Amdocs Ltd.	22,610	1,910,319
Cloudflare, Inc., Class A*	41,600	2,622,464
Cognizant Technology Solutions Corp., Class A	79,600	5,392,104
DXC Technology Co.*	37,896	789,374
EPAM Systems, Inc.*	8,800	2,250,072
Fastly, Inc., Class A*	13,300	254,961
Gartner, Inc.*	11,678	4,012,678
Globant SA*	6,398	1,265,844
GoDaddy, Inc., Class A*	26,900	2,003,512
International Business Machines Corp.	135,531	19,014,999
MongoDB, Inc., Class A*	10,100	3,493,186
Okta, Inc., Class A*	22,800	1,858,428
Perficient, Inc.*	5,100	295,086
Rackspace Technology, Inc.(x)*	9,900	23,265
Snowflake, Inc., Class A*	47,222	7,214,105
Thoughtworks Holding, Inc.*	9,400	38,352
Twilio, Inc., Class A*	26,800	1,568,604
VeriSign, Inc.*	14,050	2,845,546

		88,125,249

Semiconductors & Semiconductor Equipment (6.5%)
Advanced Micro Devices, Inc.*	236,553	24,322,379
Allegro MicroSystems, Inc.*	7,354	234,887
Ambarella, Inc.*	1,700	90,151
Amkor Technology, Inc.	17,600	397,760
Analog Devices, Inc.	75,834	13,277,775
Applied Materials, Inc.	126,220	17,475,159
Axcelis Technologies, Inc.*	4,900	798,945
Broadcom, Inc.	59,480	49,402,898
Cirrus Logic, Inc.*	12,300	909,708
Diodes, Inc.*	5,900	465,156
Enphase Energy, Inc.*	20,100	2,415,015
Entegris, Inc.	22,073	2,072,875
First Solar, Inc.*	17,400	2,811,666
FormFactor, Inc.*	10,300	359,882
GLOBALFOUNDRIES, Inc.(x)*	10,300	599,357
Intel Corp.	611,690	21,745,579
KLA Corp.	20,280	9,301,625
Kulicke & Soffa Industries, Inc.	7,500	364,725
Lam Research Corp.	20,175	12,645,085
Lattice Semiconductor Corp.*	23,300	2,002,169
MACOM Technology Solutions Holdings, Inc.*	6,700	546,586
Marvell Technology, Inc.	125,161	6,774,965
Microchip Technology, Inc.	80,640	6,293,952
Micron Technology, Inc.	162,850	11,078,685
MKS Instruments, Inc.	9,500	822,130
Monolithic Power Systems, Inc.	6,800	3,141,600
NVIDIA Corp.	346,040	150,523,940
ON Semiconductor Corp.*	65,300	6,069,635
Onto Innovation, Inc.*	7,900	1,007,408
Power Integrations, Inc.	11,000	839,410
Qorvo, Inc.*	17,127	1,635,115
QUALCOMM, Inc.	163,505	18,158,865
Rambus, Inc.*	16,700	931,693
Semtech Corp.*	3,800	97,850
Silicon Laboratories, Inc.*	5,140	595,675
Skyworks Solutions, Inc.	24,900	2,454,891
Synaptics, Inc.*	1,200	107,328
Teradyne, Inc.	26,110	2,623,011
Texas Instruments, Inc.	133,990	21,305,750
Universal Display Corp.	7,600	1,193,124
Wolfspeed, Inc.*	20,400	777,240

		398,671,649

Software (9.9%)
8x8, Inc.*	18,300	46,116
ACI Worldwide, Inc.*	6,500	146,640
Adobe, Inc.*	67,120	34,224,488
Alarm.com Holdings, Inc.*	5,800	354,612
Alkami Technology, Inc.*	1,500	27,330
Altair Engineering, Inc., Class A*	5,900	369,104
Alteryx, Inc., Class A*	8,900	335,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ANSYS, Inc.*	13,200	$3,927,660
Appfolio, Inc., Class A*	2,500	456,575
Appian Corp., Class A*	6,600	301,026
AppLovin Corp., Class A*	34,800	1,390,608
Aspen Technology, Inc.*	4,872	995,155
Atlassian Corp., Class A*	22,400	4,513,824
Autodesk, Inc.*	33,350	6,900,448
Bentley Systems, Inc., Class B	28,300	1,419,528
BILL Holdings, Inc.*	14,700	1,595,979
Blackbaud, Inc.*	5,600	393,792
BlackLine, Inc.*	3,500	194,145
Box, Inc., Class A*	22,100	535,041
C3.ai, Inc., Class A*	9,400	239,888
Cadence Design Systems, Inc.*	41,030	9,613,329
CCC Intelligent Solutions Holdings, Inc.*	26,300	351,105
Cerence, Inc.*	1,600	32,592
CommVault Systems, Inc.*	5,300	358,333
Confluent, Inc., Class A*	21,400	633,654
Consensus Cloud Solutions, Inc.*	2,166	54,540
Crowdstrike Holdings, Inc., Class A*	32,000	5,356,160
Datadog, Inc., Class A*	40,700	3,707,363
DocuSign, Inc., Class A*	32,100	1,348,200
Dolby Laboratories, Inc., Class A	12,700	1,006,602
Domo, Inc., Class B*	800	7,848
DoubleVerify Holdings, Inc.*	11,900	332,605
Dropbox, Inc., Class A*	41,200	1,121,876
Dynatrace, Inc.*	31,400	1,467,322
Elastic NV*	10,000	812,400
EngageSmart, Inc.*	2,700	48,573
Envestnet, Inc.*	1,300	57,239
Fair Isaac Corp.*	3,700	3,213,561
Five9, Inc.*	11,500	739,450
Fortinet, Inc.*	100,900	5,920,812
Freshworks, Inc., Class A*	23,400	466,128
Gen Digital, Inc.	87,016	1,538,443
Guidewire Software, Inc.*	17,000	1,530,000
HubSpot, Inc.*	7,400	3,644,500
Informatica, Inc., Class A*	16,900	356,083
Instructure Holdings, Inc.*	3,800	96,520
Intapp, Inc.*	1,000	33,520
InterDigital, Inc.	1,800	144,432
Intuit, Inc.	40,050	20,463,147
Jamf Holding Corp.*	2,000	35,320
LivePerson, Inc.*	1,000	3,890
LiveRamp Holdings, Inc.*	1,900	54,796
Manhattan Associates, Inc.*	9,200	1,818,472
Marathon Digital Holdings, Inc.(x)*	15,400	130,900
Microsoft Corp.	1,083,878	342,234,479
MicroStrategy, Inc., Class A(x)*	1,600	525,248
N-able, Inc.*	9,750	125,775
nCino, Inc.*	8,900	283,020
NCR Corp.*	15,200	409,944
New Relic, Inc.*	9,000	770,580
Nutanix, Inc., Class A*	28,000	976,640
Oracle Corp.	224,421	23,770,672
PagerDuty, Inc.*	12,100	272,129
Palantir Technologies, Inc., Class A*	269,200	4,307,200
Palo Alto Networks, Inc.*	45,000	10,549,800
Pegasystems, Inc.	5,300	230,073
PowerSchool Holdings, Inc., Class A*	13,200	299,112
Procore Technologies, Inc.*	9,500	620,540
PTC, Inc.*	16,150	2,288,132
Q2 Holdings, Inc.*	1,100	35,497
Qualys, Inc.*	5,500	839,025
Rapid7, Inc.*	7,100	325,038
Roper Technologies, Inc.	16,050	7,772,694
Salesforce, Inc.*	139,751	28,338,708
ServiceNow, Inc.*	29,700	16,601,112
Smartsheet, Inc., Class A*	16,600	671,636
SolarWinds Corp.*	9,750	92,040
Splunk, Inc.*	23,700	3,466,125
Sprout Social, Inc., Class A*	7,100	354,148
SPS Commerce, Inc.*	6,400	1,091,904
Synopsys, Inc.*	23,120	10,611,386
Tenable Holdings, Inc.*	16,900	757,120
Teradata Corp.*	18,660	840,073
Tyler Technologies, Inc.*	7,300	2,818,822
UiPath, Inc., Class A*	57,700	987,247
Unity Software, Inc.*	42,396	1,330,810
Varonis Systems, Inc., Class B*	4,600	140,484
Verint Systems, Inc.*	1,400	32,186
VMware, Inc., Class A*	33,974	5,655,992
Workday, Inc., Class A*	30,380	6,527,143
Workiva, Inc., Class A*	7,200	729,648
Yext, Inc.*	7,100	44,943
Zoom Video Communications, Inc., Class A*	39,100	2,734,654
Zscaler, Inc.*	12,100	1,882,639

		607,211,533

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	2,173,425	372,112,094
Corsair Gaming, Inc.*	4,303	62,523
Hewlett Packard Enterprise Co.	190,732	3,313,015
HP, Inc.	127,468	3,275,928
NetApp, Inc.	31,150	2,363,662
Pure Storage, Inc., Class A*	43,200	1,538,784
Super Micro Computer, Inc.*	6,900	1,892,118
Western Digital Corp.*	52,478	2,394,571

		386,952,695

Total Information Technology		1,575,025,852

Materials (2.7%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	33,380	9,459,892
Albemarle Corp.	18,276	3,107,651
Ashland, Inc.	10,264	838,364
Avient Corp.	12,700	448,564
Axalta Coating Systems Ltd.*	32,258	867,740
Balchem Corp.	5,700	707,028
Cabot Corp.	8,900	616,503
Celanese Corp., Class A	17,400	2,184,048
CF Industries Holdings, Inc.	30,410	2,607,354
Chemours Co. (The)	31,328	878,750
Corteva, Inc.	107,690	5,509,420
Dow, Inc.	106,756	5,504,339
DuPont de Nemours, Inc.	68,732	5,126,720
Eastman Chemical Co.	23,228	1,782,052
Ecolab, Inc.	36,388	6,164,127
Element Solutions, Inc.	38,300	751,063
FMC Corp.	20,200	1,352,794
HB Fuller Co.	6,400	439,104
Huntsman Corp.	40,900	997,960
Ingevity Corp.*	3,000	142,830
International Flavors & Fragrances, Inc.	39,447	2,689,102
Linde plc	71,900	26,771,965
Livent Corp.(x)*	26,200	482,342
LyondellBasell Industries NV, Class A	39,300	3,721,710
Mosaic Co. (The)	56,130	1,998,228
NewMarket Corp.	500	227,520
Olin Corp.	25,200	1,259,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PPG Industries, Inc.	37,900	$4,919,420
RPM International, Inc.	23,050	2,185,371
Sensient Technologies Corp.	2,900	169,592
Sherwin-Williams Co. (The)	36,400	9,283,820
Westlake Corp.	5,200	648,284

		103,843,153

Construction Materials (0.2%)
Eagle Materials, Inc.	6,100	1,015,772
Martin Marietta Materials, Inc.	9,230	3,788,731
Summit Materials, Inc., Class A*	12,509	389,530
Vulcan Materials Co.	19,700	3,979,794

		9,173,827

Containers & Packaging (0.3%)
Amcor plc	239,529	2,194,086
AptarGroup, Inc.	10,000	1,250,400
Avery Dennison Corp.	14,050	2,566,513
Ball Corp.	45,100	2,245,078
Berry Global Group, Inc.	19,000	1,176,290
Crown Holdings, Inc.	17,450	1,543,976
Graphic Packaging Holding Co.	56,100	1,249,908
International Paper Co.	53,850	1,910,059
O-I Glass, Inc.*	12,600	210,798
Packaging Corp. of America	13,000	1,996,150
Sealed Air Corp.	25,160	826,758
Silgan Holdings, Inc.	9,500	409,545
Sonoco Products Co.	15,460	840,251
Westrock Co.	44,132	1,579,926

		19,999,738

Metals & Mining (0.5%)
Alcoa Corp.	32,900	956,074
Arch Resources, Inc.	3,000	511,980
ATI, Inc.*	19,000	781,850
Cleveland-Cliffs, Inc.*	72,400	1,131,612
Commercial Metals Co.	21,300	1,052,433
Freeport-McMoRan, Inc.	210,794	7,860,508
Hecla Mining Co.	83,300	325,703
Newmont Corp.	126,911	4,689,361
Novagold Resources, Inc.*	7,100	27,264
Nucor Corp.	36,620	5,725,537
Reliance Steel & Aluminum Co.	9,500	2,491,185
Royal Gold, Inc.	12,900	1,371,657
Southern Copper Corp.	12,944	974,554
SSR Mining, Inc.	14,900	198,021
Steel Dynamics, Inc.	25,200	2,701,944
United States Steel Corp.(x)	38,200	1,240,736

		32,040,419

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	845,631
Sylvamo Corp.	2,186	96,053

		941,684

Total Materials		165,998,821

Real Estate (2.8%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	60,295
Broadstone Net Lease, Inc. (REIT)	5,600	80,080
Essential Properties Realty Trust, Inc. (REIT)	21,500	465,045
WP Carey, Inc. (REIT)	29,921	1,618,128

		2,223,548

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	12,100	248,050
Diversified Healthcare Trust (REIT)	22,690	44,019
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	886,286
Healthpeak Properties, Inc. (REIT)	96,297	1,768,013
LTC Properties, Inc. (REIT)	2,400	77,112
Medical Properties Trust, Inc. (REIT)(x)	96,900	528,105
National Health Investors, Inc. (REIT)	4,400	225,984
Omega Healthcare Investors, Inc. (REIT)	44,440	1,473,630
Physicians Realty Trust (REIT)	21,100	257,209
Sabra Health Care REIT, Inc. (REIT)	11,457	159,710
Ventas, Inc. (REIT)	61,779	2,602,749
Welltower, Inc. (REIT)	71,217	5,834,097

		14,104,964

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	7,800	119,652
DiamondRock Hospitality Co. (REIT)	14,300	114,829
Host Hotels & Resorts, Inc. (REIT)	115,813	1,861,115
Park Hotels & Resorts, Inc. (REIT)	12,535	154,431
RLJ Lodging Trust (REIT)	15,000	146,850
Ryman Hospitality Properties, Inc. (REIT)	10,751	895,343
Service Properties Trust (REIT)	11,300	86,897
Sunstone Hotel Investors, Inc. (REIT)	8,400	78,540
Xenia Hotels & Resorts, Inc. (REIT)	5,100	60,078

		3,517,735

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT)	37,100	1,128,211
EastGroup Properties, Inc. (REIT)	6,800	1,132,404
First Industrial Realty Trust, Inc. (REIT)	20,000	951,800
Innovative Industrial Properties, Inc. (REIT)	1,300	98,358
LXP Industrial Trust (REIT)	11,700	104,130
Prologis, Inc. (REIT)	135,163	15,166,640
Rexford Industrial Realty, Inc. (REIT)	29,300	1,445,955
STAG Industrial, Inc. (REIT)	27,800	959,378
Terreno Realty Corp. (REIT)	11,600	658,880

		21,645,756

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	2,510,508
Boston Properties, Inc. (REIT)	28,870	1,717,188
Brandywine Realty Trust (REIT)	11,500	52,210
COPT Defense Properties (REIT)	6,509	155,109
Cousins Properties, Inc. (REIT)	23,461	477,901
Easterly Government Properties, Inc. (REIT), Class A(x)	8,200	93,726
Equity Commonwealth (REIT)	17,700	325,149
Highwoods Properties, Inc. (REIT)	10,030	206,718
Hudson Pacific Properties, Inc. (REIT)	24,500	162,925
JBG SMITH Properties (REIT)	9,600	138,816
Kilroy Realty Corp. (REIT)	17,200	543,692
Orion Office REIT, Inc. (REIT)	5,069	26,409
Paramount Group, Inc. (REIT)	22,800	105,336
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	141,062
Vornado Realty Trust (REIT)	25,900	587,412

		7,244,161

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	50,750	3,748,395
Compass, Inc., Class A*	26,000	75,400
CoStar Group, Inc.*	60,150	4,624,934
Cushman & Wakefield plc*	1,700	12,954
DigitalBridge Group, Inc.	18,075	317,758
eXp World Holdings, Inc.(x)	20,570	334,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Howard Hughes Holdings, Inc.*	2,800	$207,564
Jones Lang LaSalle, Inc.*	9,500	1,341,210
Kennedy-Wilson Holdings, Inc.	25,100	369,974
Marcus & Millichap, Inc.	1,100	32,274
Newmark Group, Inc., Class A	27,319	175,661
Opendoor Technologies, Inc.*	73,000	192,720
Redfin Corp.(x)*	16,700	117,568
RMR Group, Inc. (The), Class A	271	6,645
St Joe Co. (The)	5,300	287,949
Zillow Group, Inc., Class A*	4,600	206,034
Zillow Group, Inc., Class C*	27,124	1,252,044

		13,303,141

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,600,275
Apartment Income REIT Corp. (REIT), Class A	31,828	977,120
AvalonBay Communities, Inc. (REIT)	23,149	3,975,609
Camden Property Trust (REIT)	15,680	1,483,014
Elme Communities (REIT)	11,170	152,359
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,752,025
Equity Residential (REIT)	58,287	3,422,030
Essex Property Trust, Inc. (REIT)	10,777	2,285,694
Independence Realty Trust, Inc. (REIT)	34,700	488,229
Invitation Homes, Inc. (REIT)	94,496	2,994,578
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,410,644
Sun Communities, Inc. (REIT)	18,600	2,201,124
UDR, Inc. (REIT)	52,936	1,888,227
Veris Residential, Inc. (REIT)	5,300	87,450

		25,718,378

Retail REITs (0.3%)
Acadia Realty Trust (REIT)	9,000	129,150
Agree Realty Corp. (REIT)	13,200	729,168
Brixmor Property Group, Inc. (REIT)	45,300	941,334
Federal Realty Investment Trust (REIT)	12,380	1,121,999
Getty Realty Corp. (REIT)	3,100	85,963
InvenTrust Properties Corp. (REIT)	1,900	45,239
Kimco Realty Corp. (REIT)	99,485	1,749,941
Kite Realty Group Trust (REIT)	34,998	749,657
Macerich Co. (The) (REIT)	36,322	396,273
NNN REIT, Inc. (REIT)	27,190	960,895
Phillips Edison & Co., Inc. (REIT)(x)	17,900	600,366
Realty Income Corp. (REIT)	97,491	4,868,700
Regency Centers Corp. (REIT)	26,006	1,545,797
Retail Opportunity Investments Corp. (REIT)	8,200	101,516
Simon Property Group, Inc. (REIT)	49,659	5,364,662
SITE Centers Corp. (REIT)	12,400	152,892
Spirit Realty Capital, Inc. (REIT)	20,933	701,883
Tanger Factory Outlet Centers, Inc. (REIT)	5,300	119,780
Urban Edge Properties (REIT)	8,910	135,967

		20,501,182

Specialized REITs (1.1%)
American Tower Corp. (REIT)	70,400	11,577,280
Crown Castle, Inc. (REIT)	67,850	6,244,236
CubeSmart (REIT)	39,700	1,513,761
Digital Realty Trust, Inc. (REIT)	44,972	5,442,511
EPR Properties (REIT)	7,800	324,012
Equinix, Inc. (REIT)	14,161	10,284,568
Extra Space Storage, Inc. (REIT)	32,541	3,956,335
Four Corners Property Trust, Inc. (REIT)	8,600	190,834
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,680,157
Iron Mountain, Inc. (REIT)	45,355	2,696,355
Lamar Advertising Co. (REIT), Class A	13,639	1,138,447
National Storage Affiliates Trust (REIT)	11,600	368,184
Outfront Media, Inc. (REIT)	24,670	249,167
PotlatchDeltic Corp. (REIT)	10,151	460,754
Public Storage (REIT)	23,902	6,298,655
Rayonier, Inc. (REIT)	27,025	769,132
Safehold, Inc. (REIT)	3,000	53,400
SBA Communications Corp. (REIT), Class A	17,400	3,482,958
Uniti Group, Inc. (REIT)	33,900	160,008
VICI Properties, Inc. (REIT), Class A	148,900	4,332,990
Weyerhaeuser Co. (REIT)	111,535	3,419,663

		64,643,407

Total Real Estate		172,902,272

Utilities (2.3%)
Electric Utilities (1.4%)
ALLETE, Inc.	5,500	290,400
Alliant Energy Corp.	34,700	1,681,215
American Electric Power Co., Inc.	78,770	5,925,079
Constellation Energy Corp.	47,252	5,154,248
Duke Energy Corp.	116,785	10,307,444
Edison International	58,760	3,718,920
Entergy Corp.	33,200	3,071,000
Evergy, Inc.	36,209	1,835,796
Eversource Energy	54,358	3,160,918
Exelon Corp.	148,556	5,613,931
FirstEnergy Corp.	86,104	2,943,035
Hawaiian Electric Industries, Inc.	20,500	252,355
IDACORP, Inc.	6,850	641,503
NextEra Energy, Inc.	296,200	16,969,298
NRG Energy, Inc.	33,821	1,302,785
OGE Energy Corp.	36,900	1,229,877
Otter Tail Corp.(x)	6,000	455,520
PG&E Corp.*	265,800	4,287,354
Pinnacle West Capital Corp.	15,000	1,105,200
PNM Resources, Inc.	15,200	678,072
Portland General Electric Co.	11,100	449,328
PPL Corp.	120,450	2,837,802
Southern Co. (The)	163,150	10,559,068
Xcel Energy, Inc.	85,780	4,908,332

		89,378,480

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,235,123
Brookfield Infrastructure Corp., Class A	14,700	519,498
National Fuel Gas Co.	13,700	711,167
New Jersey Resources Corp.	11,900	483,497
ONE Gas, Inc.	6,725	459,183
Southwest Gas Holdings, Inc.	9,900	598,059
UGI Corp.	39,575	910,225

		5,916,752

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	1,576,164
Brookfield Renewable Corp., Class A(x)	12,150	290,871
Ormat Technologies, Inc.	7,100	496,432
Vistra Corp.	57,915	1,921,620

		4,285,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Multi-Utilities (0.6%)
Ameren Corp.	40,500	$3,030,615
Black Hills Corp.	8,900	450,251
CenterPoint Energy, Inc.	99,950	2,683,658
CMS Energy Corp.	45,600	2,421,816
Consolidated Edison, Inc.	50,000	4,276,500
Dominion Energy, Inc.	126,854	5,666,568
DTE Energy Co.	30,400	3,018,112
NiSource, Inc.	61,600	1,520,288
Northwestern Energy Group, Inc.	4,600	221,076
Public Service Enterprise Group, Inc.	75,900	4,319,469
Sempra	97,380	6,624,761
WEC Energy Group, Inc.	46,898	3,777,634

		38,010,748

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	3,454,857
Essential Utilities, Inc.	42,062	1,443,988

		4,898,845

Total Utilities		142,489,912

Total Common Stocks (99.2%) (Cost $1,887,244,305)		6,097,024,110

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	23,600	11,800
Chinook Therapeutics, Inc., CVR(r)*	13,100	5,240

Total Rights (0.0%)† (Cost $11,974)		17,040

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,107,322	3,107,322
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.29% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		17,107,322

Total Short-Term Investments (0.3%) (Cost $17,107,322)		17,107,322

Total Investments in Securities (99.5%) (Cost $1,904,363,601)		6,114,148,472
Other Assets Less Liabilities (0.5%)		28,072,462

Net Assets (100%)		$6,142,220,934

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,979,480.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $19,231,121. This was collateralized by $2,635,340 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/3/23 – 2/15/53 and by cash of $17,107,322 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	28	12/2023	USD	2,518,040	(111,826)
S&P 500 E-Mini Index	175	12/2023	USD	37,848,125	(1,792,029)

					(1,903,855)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$501,903,251	$—	$—		$501,903,251
Consumer Discretionary	656,368,992	—	—	(b)	656,368,992
Consumer Staples	368,644,612	—	—		368,644,612
Energy	293,417,027	—	—		293,417,027
Financials	814,518,181	—	—		814,518,181
Health Care	810,345,351	—	—	(b)	810,345,351
Industrials	594,837,079	—	572,760		595,409,839
Information Technology	1,575,025,852	—	—		1,575,025,852
Materials	165,998,821	—	—		165,998,821
Real Estate	172,902,272	—	—		172,902,272
Utilities	142,489,912	—	—		142,489,912
Rights
Health Care	—	—	17,040		17,040
Short-Term Investments
Investment Companies	17,107,322	—	—		17,107,322

Total Assets	$6,113,558,672	$—	$589,800		$6,114,148,472

Liabilities:
Futures	$(1,903,855)	$—	$—		$(1,903,855)

Total Liabilities	$(1,903,855)	$—	$—		$(1,903,855)

Total	$6,111,654,817	$—	$589,800		$6,112,244,617

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $572,760 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,521,364,529
Aggregate gross unrealized depreciation	(328,821,603)

Net unrealized appreciation	$4,192,542,926

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,919,701,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$255,286	$229,020
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	410,309	359,923
Evergy Metro, Inc.,
3.650%, 8/15/25	500,000	481,247
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	3,274,186	3,234,634
Series 2020-1 B
4.875%, 1/15/26	77,580	74,474

Total Asset- Backed Securities		4,379,298

Corporate Bonds (33.1%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.539%, 2/20/26	600,000	595,879
3.800%, 2/15/27	1,000,000	939,743
2.300%, 6/1/27	500,000	442,089
1.650%, 2/1/28	185,000	155,890
4.100%, 2/15/28	453,000	423,245
4.350%, 3/1/29	1,665,000	1,548,744
4.300%, 2/15/30	5,159,000	4,697,902
Bell Canada (The)
5.100%, 5/11/33	500,000	467,734
British Telecommunications plc
5.125%, 12/4/28	500,000	480,671
9.625%, 12/15/30(e)	2,000,000	2,359,724
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	2,867,536
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	414,136
TELUS Corp.
2.800%, 2/16/27	400,000	367,131
Verizon Communications, Inc.
1.450%, 3/20/26	790,000	713,502
3.000%, 3/22/27	375,000	343,703
2.100%, 3/22/28	750,000	645,283
4.329%, 9/21/28	7,238,000	6,789,793
3.875%, 2/8/29	140,000	128,375
4.016%, 12/3/29	1,500,000	1,360,349
3.150%, 3/22/30	375,000	319,851
1.500%, 9/18/30	600,000	456,099
1.680%, 10/30/30	1,957,000	1,485,686
2.550%, 3/21/31	1,220,000	972,250
5.050%, 5/9/33	325,000	303,840

		29,279,155

Entertainment (0.3%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	568,306
3.400%, 6/15/27	310,000	289,794
1.350%, 9/15/30(x)	180,000	140,197
Electronic Arts, Inc.
4.800%, 3/1/26(x)	600,000	588,769
1.850%, 2/15/31	295,000	229,128
Take-Two Interactive Software, Inc.
5.000%, 3/28/26	500,000	490,755
4.950%, 3/28/28	500,000	482,702
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	183,128
2.000%, 9/3/30	215,000	162,469
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	477,720
1.850%, 7/30/26	465,000	422,444
2.950%, 6/15/27	1,000,000	927,840
Walt Disney Co. (The)
3.700%, 10/15/25	1,040,000	1,003,929
1.750%, 1/13/26	1,070,000	985,607
3.375%, 11/15/26	300,000	282,291
2.200%, 1/13/28	700,000	620,501
2.000%, 9/1/29	500,000	413,943
2.650%, 1/13/31	2,500,000	2,068,093
Warnermedia Holdings, Inc.
3.638%, 3/15/25	800,000	771,160
3.755%, 3/15/27	1,840,000	1,697,718
4.054%, 3/15/29	555,000	495,489
4.279%, 3/15/32	1,145,000	972,438

		14,274,421

Interactive Media & Services (0.1%)
Alphabet, Inc.
0.450%, 8/15/25	435,000	399,079
1.998%, 8/15/26	500,000	459,544
0.800%, 8/15/27(x)	1,000,000	856,388
1.100%, 8/15/30(x)	650,000	506,162
Baidu, Inc.
4.125%, 6/30/25	695,000	672,329
1.720%, 4/9/26	200,000	180,294
1.625%, 2/23/27	290,000	252,947
4.375%, 3/29/28	290,000	273,537
4.875%, 11/14/28	315,000	301,571
2.375%, 10/9/30	200,000	157,918
2.375%, 8/23/31	500,000	384,915
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	488,729
4.800%, 5/15/30	350,000	340,126
4.950%, 5/15/33	750,000	715,972
Weibo Corp.
3.375%, 7/8/30	500,000	388,500

		6,378,011

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	4,741,748
2.250%, 1/15/29	585,000	477,407
Comcast Corp.
3.950%, 10/15/25	1,750,000	1,696,867
3.150%, 3/1/26	2,000,000	1,899,080
4.150%, 10/15/28	5,025,000	4,765,175
4.550%, 1/15/29	350,000	336,350
3.400%, 4/1/30	2,500,000	2,205,343
4.650%, 2/15/33	750,000	701,284
4.800%, 5/15/33	500,000	467,531
Discovery Communications LLC
3.900%, 11/15/24	800,000	779,094
3.950%, 6/15/25	500,000	481,329
4.900%, 3/11/26	500,000	487,684
4.125%, 5/15/29	455,000	405,902
3.625%, 5/15/30(x)	1,310,000	1,106,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Fox Corp.
4.709%, 1/25/29	$730,000	$689,648
3.500%, 4/8/30	2,000,000	1,733,744
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	235,166
2.400%, 3/1/31	1,750,000	1,364,996
5.375%, 6/15/33	350,000	327,233
Omnicom Group, Inc.
3.650%, 11/1/24	750,000	730,508
Paramount Global
3.375%, 2/15/28	570,000	493,483

		26,125,840

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	448,810
2.875%, 5/7/30	1,450,000	1,213,229
4.700%, 7/21/32	405,000	371,588
Rogers Communications, Inc.
2.950%, 3/15/25	215,000	204,946
3.625%, 12/15/25	500,000	473,609
2.900%, 11/15/26	500,000	456,657
3.200%, 3/15/27	500,000	457,627
3.800%, 3/15/32(x)	625,000	519,265
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,411,951
1.500%, 2/15/26	1,000,000	905,966
3.750%, 4/15/27	2,500,000	2,335,752
2.050%, 2/15/28	700,000	602,481
4.950%, 3/15/28	305,000	295,947
4.800%, 7/15/28(x)	625,000	600,322
2.400%, 3/15/29	340,000	286,009
3.875%, 4/15/30	3,000,000	2,661,176
5.200%, 1/15/33	2,610,000	2,461,176
Vodafone Group plc
4.125%, 5/30/25	500,000	487,303

		17,193,814

Total Communication Services		93,251,241

Consumer Discretionary (1.5%)
Automobile Components (0.0%)†
Aptiv plc
2.396%, 2/18/25	375,000	356,478
4.350%, 3/15/29	105,000	98,980
BorgWarner, Inc.
2.650%, 7/1/27	300,000	267,865
Lear Corp.
4.250%, 5/15/29	125,000	113,391
Magna International, Inc.
4.150%, 10/1/25	250,000	242,080
5.980%, 3/21/26	500,000	500,177
2.450%, 6/15/30	300,000	245,887
5.500%, 3/21/33	500,000	489,214

		2,314,072

Automobiles (0.1%)
General Motors Co.
6.800%, 10/1/27	405,000	413,331
5.000%, 10/1/28	750,000	714,809
5.400%, 10/15/29	500,000	474,800
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	382,213
Honda Motor Co. Ltd.
2.271%, 3/10/25	165,000	157,266
2.534%, 3/10/27	165,000	150,036
2.967%, 3/10/32	200,000	168,104
Toyota Motor Corp.
5.275%, 7/13/26	240,000	239,526
5.118%, 7/13/28	500,000	497,327
3.669%, 7/20/28	355,000	331,563
2.760%, 7/2/29	250,000	220,200
2.362%, 3/25/31	600,000	487,798
5.123%, 7/13/33	500,000	489,580

		4,726,553

Broadline Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27(x)	1,780,000	1,634,147
2.125%, 2/9/31(x)	490,000	382,317
Amazon.com, Inc.
3.000%, 4/13/25(x)	750,000	724,399
0.800%, 6/3/25	500,000	463,605
4.600%, 12/1/25	1,000,000	986,697
5.200%, 12/3/25	500,000	499,396
1.000%, 5/12/26	1,300,000	1,168,720
3.300%, 4/13/27	1,300,000	1,223,540
1.200%, 6/3/27(x)	340,000	295,079
3.150%, 8/22/27	4,000,000	3,719,462
4.550%, 12/1/27	1,000,000	980,502
3.600%, 4/13/32	1,650,000	1,467,204
4.700%, 12/1/32	1,000,000	954,058
eBay, Inc.
1.900%, 3/11/25	525,000	495,971
3.600%, 6/5/27	750,000	697,593
2.700%, 3/11/30	700,000	581,553
2.600%, 5/10/31	1,000,000	800,710
JD.com, Inc.
3.875%, 4/29/26	500,000	475,975
3.375%, 1/14/30	320,000	274,509

		17,825,437

Distributors (0.0%)†
Genuine Parts Co.
1.750%, 2/1/25	130,000	122,534
1.875%, 11/1/30	285,000	216,190

		338,724

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	30,570
Yale University Series 2020
0.873%, 4/15/25	500,000	465,825
1.482%, 4/15/30	500,000	397,673

		894,068

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
3.650%, 3/15/25	600,000	582,969
3.600%, 6/1/26	500,000	476,517
4.625%, 4/13/30	1,500,000	1,421,232
Expedia Group, Inc.
4.625%, 8/1/27(x)	840,000	801,117
3.250%, 2/15/30	1,500,000	1,268,707
2.950%, 3/15/31(x)	185,000	149,082
Hyatt Hotels Corp.
1.800%, 10/1/24	235,000	225,453
4.850%, 3/15/26(x)	250,000	244,090
5.750%, 1/30/27	320,000	317,617
4.375%, 9/15/28(x)	950,000	878,406
Marriott International, Inc.
5.000%, 10/15/27	165,000	160,748
5.550%, 10/15/28	585,000	577,277
4.900%, 4/15/29	185,000	176,584
Series AA
4.650%, 12/1/28	500,000	473,691
Series FF
4.625%, 6/15/30	725,000	668,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series R
3.125%, 6/15/26	$500,000	$467,353
Series X
4.000%, 4/15/28	500,000	463,169
McDonald’s Corp.
3.375%, 5/26/25(x)	750,000	723,754
1.450%, 9/1/25	200,000	185,096
3.500%, 3/1/27	775,000	729,102
3.800%, 4/1/28	1,100,000	1,033,766
4.800%, 8/14/28	500,000	488,871
2.625%, 9/1/29	290,000	250,341
2.125%, 3/1/30	220,000	180,343
4.600%, 9/9/32	350,000	328,953
4.950%, 8/14/33	500,000	477,237
Starbucks Corp.
3.800%, 8/15/25	700,000	677,731
4.750%, 2/15/26	185,000	182,160
2.450%, 6/15/26	500,000	462,917
2.000%, 3/12/27(x)	350,000	312,421
3.500%, 3/1/28	750,000	693,199
4.000%, 11/15/28	800,000	751,696
2.250%, 3/12/30	350,000	286,663
3.000%, 2/14/32	220,000	181,827
4.800%, 2/15/33	355,000	333,495

		17,631,588

Household Durables (0.1%)
DR Horton, Inc.
2.600%, 10/15/25	350,000	327,875
1.300%, 10/15/26	275,000	241,139
1.400%, 10/15/27	750,000	634,898
Leggett & Platt, Inc.
3.800%, 11/15/24	300,000	290,907
3.500%, 11/15/27	500,000	454,905
4.400%, 3/15/29	350,000	324,375
Mohawk Industries, Inc.
5.850%, 9/18/28(x)	125,000	124,267
3.625%, 5/15/30(x)	350,000	305,713
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,097,430
PulteGroup, Inc.
5.000%, 1/15/27	1,000,000	979,103
Whirlpool Corp.
3.700%, 5/1/25	500,000	484,614
4.750%, 2/26/29	150,000	142,935
4.700%, 5/14/32(x)	285,000	260,719
5.500%, 3/1/33(x)	100,000	95,683

		5,764,563

Leisure Products (0.0%)†
Hasbro, Inc.
3.000%, 11/19/24(x)	350,000	337,871
3.550%, 11/19/26	250,000	232,626
3.500%, 9/15/27	290,000	266,803
3.900%, 11/19/29	500,000	443,391

		1,280,691

Specialty Retail (0.4%)
Advance Auto Parts, Inc.
5.950%, 3/9/28	275,000	259,864
AutoNation, Inc.
3.500%, 11/15/24	400,000	386,607
4.500%, 10/1/25	215,000	207,633
3.800%, 11/15/27(x)	500,000	449,315
1.950%, 8/1/28	225,000	183,196
2.400%, 8/1/31(x)	150,000	110,749
3.850%, 3/1/32	300,000	243,847
AutoZone, Inc.
3.250%, 4/15/25	333,000	320,068
3.125%, 4/21/26	125,000	117,291
5.050%, 7/15/26	375,000	369,909
4.500%, 2/1/28	280,000	267,625
3.750%, 4/18/29	500,000	451,034
4.750%, 8/1/32	330,000	302,466
5.200%, 8/1/33	500,000	467,804
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	949,072
1.950%, 10/1/30(x)	375,000	291,676
Home Depot, Inc. (The)
2.700%, 4/15/25	270,000	258,849
3.350%, 9/15/25	490,000	471,405
4.000%, 9/15/25	145,000	141,506
3.000%, 4/1/26	750,000	711,541
2.125%, 9/15/26	625,000	573,230
2.875%, 4/15/27	335,000	310,210
2.800%, 9/14/27	750,000	686,144
0.900%, 3/15/28(x)	700,000	584,658
3.900%, 12/6/28	290,000	273,145
2.950%, 6/15/29	455,000	405,159
3.250%, 4/15/32	435,000	373,358
4.500%, 9/15/32	440,000	414,486
Lowe’s Cos., Inc.
4.400%, 9/8/25	140,000	136,924
3.375%, 9/15/25	510,000	487,799
4.800%, 4/1/26	200,000	196,281
2.500%, 4/15/26	750,000	697,472
3.350%, 4/1/27	180,000	167,555
3.100%, 5/3/27	750,000	690,907
1.300%, 4/15/28	655,000	545,136
1.700%, 9/15/28	250,000	208,268
3.650%, 4/5/29	680,000	616,892
1.700%, 10/15/30	655,000	504,104
2.625%, 4/1/31	1,750,000	1,411,725
3.750%, 4/1/32	500,000	432,263
5.000%, 4/15/33	415,000	389,233
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	475,630
4.350%, 6/1/28	800,000	763,710
4.700%, 6/15/32	250,000	228,771
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,242,451
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	458,989
1.150%, 5/15/28(x)	300,000	250,747
Tractor Supply Co.
1.750%, 11/1/30(x)	280,000	212,742
5.250%, 5/15/33	75,000	70,777

		20,770,223

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	919,004
2.850%, 3/27/30	1,000,000	866,588
PVH Corp.
4.625%, 7/10/25	145,000	139,913
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	336,841
2.950%, 6/15/30	130,000	111,235
VF Corp.
2.950%, 4/23/30(x)	2,000,000	1,569,883

		3,943,464

Total Consumer Discretionary		75,489,383

Consumer Staples (2.0%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,272,611
4.750%, 1/23/29	3,470,000	3,358,743
Brown-Forman Corp.
3.500%, 4/15/25	210,000	203,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 4/15/33	$800,000	$759,968
Coca-Cola Co.(The)
2.900%, 5/25/27(x)	500,000	464,067
1.450%, 6/1/27	300,000	265,088
1.500%, 3/5/28	730,000	631,742
1.000%, 3/15/28(x)	440,000	370,645
2.125%, 9/6/29	750,000	639,058
1.650%, 6/1/30	1,010,000	809,239
2.000%, 3/5/31	835,000	671,775
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	241,031
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,094,236
Constellation Brands, Inc.
4.400%, 11/15/25	335,000	325,467
5.000%, 2/2/26	85,000	83,496
3.500%, 5/9/27	300,000	278,494
4.350%, 5/9/27	500,000	477,908
4.650%, 11/15/28	310,000	295,790
3.150%, 8/1/29	750,000	657,475
2.250%, 8/1/31	475,000	369,853
4.750%, 5/9/32	500,000	463,247
4.900%, 5/1/33	250,000	232,430
Diageo Capital plc
2.125%, 10/24/24	500,000	481,670
1.375%, 9/29/25	245,000	226,531
3.875%, 5/18/28	400,000	377,748
2.375%, 10/24/29	410,000	348,460
2.000%, 4/29/30	245,000	198,718
Keurig Dr Pepper, Inc.
4.417%, 5/25/25	1,100,000	1,075,681
2.550%, 9/15/26	200,000	183,217
3.950%, 4/15/29(x)	500,000	461,782
2.250%, 3/15/31	210,000	165,425
4.050%, 4/15/32	335,000	296,198
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	632,180
PepsiCo, Inc.
4.550%, 2/13/26	195,000	193,001
2.850%, 2/24/26	300,000	283,753
2.375%, 10/6/26	670,000	621,278
2.625%, 3/19/27	350,000	322,262
3.600%, 2/18/28	500,000	472,888
4.450%, 5/15/28(x)	300,000	293,794
2.625%, 7/29/29	375,000	329,361
2.750%, 3/19/30	350,000	302,938
1.625%, 5/1/30	190,000	152,296
1.950%, 10/21/31	3,130,000	2,466,165
3.900%, 7/18/32	200,000	182,105
4.450%, 2/15/33(x)	300,000	287,135

		24,320,235

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,327,827
Dollar General Corp.
4.150%, 11/1/25	125,000	120,432
3.875%, 4/15/27	500,000	468,665
4.625%, 11/1/27(x)	400,000	382,237
5.200%, 7/5/28	415,000	402,473
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	386,563
Kroger Co. (The)
2.650%, 10/15/26	600,000	550,313
4.500%, 1/15/29	350,000	332,229
1.700%, 1/15/31	625,000	470,783
Sysco Corp.
2.400%, 2/15/30	115,000	94,703
5.950%, 4/1/30	2,000,000	2,017,364
2.450%, 12/14/31(x)	180,000	140,800
Target Corp.
2.500%, 4/15/26	2,000,000	1,879,257
1.950%, 1/15/27	400,000	360,940
3.375%, 4/15/29	750,000	687,198
4.500%, 9/15/32	500,000	464,380
4.400%, 1/15/33(x)	85,000	78,331
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	1,500,000	1,388,625
Walmart, Inc.
2.650%, 12/15/24	975,000	941,954
3.900%, 9/9/25	450,000	438,790
4.000%, 4/15/26	135,000	131,357
3.050%, 7/8/26	415,000	393,008
1.050%, 9/17/26	500,000	445,732
3.950%, 9/9/27(x)	440,000	424,222
3.900%, 4/15/28	315,000	300,382
1.500%, 9/22/28	475,000	402,563
2.375%, 9/24/29	19,000	16,573
4.000%, 4/15/30	250,000	234,759
1.800%, 9/22/31	210,000	165,447
4.150%, 9/9/32(x)	470,000	437,979
4.100%, 4/15/33	335,000	306,651

		17,192,537

Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	464,722
2.900%, 3/1/32	340,000	282,950
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	500,000	461,700
3.250%, 8/15/26	215,000	200,975
3.750%, 9/25/27	225,000	209,395
2.750%, 5/14/31	750,000	605,769
Campbell Soup Co.
3.950%, 3/15/25	750,000	728,467
3.300%, 3/19/25	450,000	432,473
Conagra Brands, Inc.
4.600%, 11/1/25	535,000	520,081
5.300%, 10/1/26	295,000	291,170
4.850%, 11/1/28	885,000	843,798
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	500,653
2.400%, 3/15/31	160,000	125,477
General Mills, Inc.
4.000%, 4/17/25	500,000	486,592
4.200%, 4/17/28	375,000	353,717
2.250%, 10/14/31	875,000	681,226
4.950%, 3/29/33(x)	180,000	168,591
Hershey Co. (The)
2.050%, 11/15/24	200,000	192,296
0.900%, 6/1/25	215,000	199,288
3.200%, 8/21/25(x)	300,000	288,288
4.250%, 5/4/28	350,000	338,456
2.450%, 11/15/29	200,000	171,833
1.700%, 6/1/30	390,000	311,499
4.500%, 5/4/33	355,000	334,037
Hormel Foods Corp.
1.700%, 6/3/28(x)	535,000	456,594
1.800%, 6/11/30	415,000	333,485
Ingredion, Inc.
3.200%, 10/1/26	200,000	187,096
J M Smucker Co. (The)
3.500%, 3/15/25	720,000	694,992
3.375%, 12/15/27	850,000	779,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 3/15/30	$185,000	$150,875
JBS USA LUX SA
5.125%, 2/1/28	2,500,000	2,378,897
Kellogg Co.
3.400%, 11/15/27	650,000	594,590
4.300%, 5/15/28	500,000	471,442
5.250%, 3/1/33	180,000	171,270
McCormick & Co., Inc.
0.900%, 2/15/26	235,000	210,307
3.400%, 8/15/27	750,000	691,981
1.850%, 2/15/31	165,000	125,542
4.950%, 4/15/33	290,000	269,942
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	591,817
Mondelez International, Inc.
1.500%, 5/4/25	290,000	271,348
2.625%, 3/17/27	400,000	363,496
2.750%, 4/13/30	835,000	703,131
3.000%, 3/17/32	400,000	329,295
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	239,841
3.550%, 6/2/27	975,000	903,035
4.350%, 3/1/29	325,000	302,593
Unilever Capital Corp.
3.375%, 3/22/25	500,000	484,739
3.100%, 7/30/25(x)	300,000	288,121
2.000%, 7/28/26	250,000	228,899
3.500%, 3/22/28(x)	1,000,000	930,164
4.875%, 9/8/28	200,000	196,917
2.125%, 9/6/29(x)	500,000	419,619
1.375%, 9/14/30	210,000	162,205
1.750%, 8/12/31(x)	345,000	267,791

		23,392,496

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	165,887
Clorox Co. (The)
3.100%, 10/1/27	500,000	456,244
3.900%, 5/15/28	500,000	465,544
4.400%, 5/1/29	500,000	474,005
1.800%, 5/15/30	140,000	110,322
4.600%, 5/1/32(x)	500,000	466,320
Colgate-Palmolive Co.
3.100%, 8/15/25	125,000	119,984
3.100%, 8/15/27	250,000	234,112
4.600%, 3/1/28	355,000	349,647
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	287,239
2.750%, 2/15/26	250,000	236,096
1.050%, 9/15/27	250,000	213,191
3.950%, 11/1/28(x)	375,000	356,649
3.200%, 4/25/29	750,000	680,240
2.000%, 11/2/31(x)	750,000	591,608
4.500%, 2/16/33	100,000	94,577
Procter & Gamble Co. (The)
0.550%, 10/29/25	500,000	454,731
4.100%, 1/26/26(x)	125,000	122,313
1.000%, 4/23/26	350,000	316,261
2.450%, 11/3/26	500,000	462,906
1.900%, 2/1/27	600,000	542,511
2.850%, 8/11/27(x)	1,000,000	923,954
3.950%, 1/26/28	250,000	241,567
1.200%, 10/29/30	500,000	386,724
1.950%, 4/23/31(x)	1,000,000	808,969
2.300%, 2/1/32	600,000	494,025
4.050%, 1/26/33	250,000	233,198

		10,288,824

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	143,673
3.150%, 3/15/27	500,000	466,589
4.375%, 5/15/28	225,000	216,438
1.950%, 3/15/31	585,000	458,244
4.650%, 5/15/33	250,000	233,301
Haleon UK Capital plc
3.125%, 3/24/25	750,000	719,313
Haleon US Capital LLC
3.375%, 3/24/27	550,000	510,126
3.375%, 3/24/29	500,000	448,461
3.625%, 3/24/32	610,000	523,459

		3,719,604

Tobacco (0.4%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	364,535
4.400%, 2/14/26	195,000	189,292
2.625%, 9/16/26	430,000	395,849
3.400%, 5/6/30	2,240,000	1,912,478
BAT Capital Corp.
3.215%, 9/6/26	750,000	696,105
2.259%, 3/25/28	350,000	295,668
3.462%, 9/6/29	750,000	642,588
4.906%, 4/2/30	1,500,000	1,375,441
6.343%, 8/2/30	500,000	492,215
4.742%, 3/16/32	500,000	439,964
7.750%, 10/19/32	110,000	116,397
6.421%, 8/2/33	500,000	485,505
BAT International Finance plc
1.668%, 3/25/26	350,000	315,201
4.448%, 3/16/28	500,000	466,277
5.931%, 2/2/29	390,000	382,848
Philip Morris International, Inc.
3.250%, 11/10/24	500,000	485,847
1.500%, 5/1/25(x)	205,000	192,103
3.375%, 8/11/25	250,000	240,202
4.875%, 2/13/26	1,375,000	1,352,281
0.875%, 5/1/26	300,000	267,077
3.125%, 8/17/27	1,000,000	918,657
4.875%, 2/15/28	1,500,000	1,450,743
5.250%, 9/7/28	500,000	489,715
5.125%, 2/15/30	1,500,000	1,437,471
2.100%, 5/1/30	120,000	95,666
1.750%, 11/1/30	300,000	228,084
5.375%, 2/15/33	1,500,000	1,422,228
5.625%, 9/7/33	500,000	481,105
Reynolds American, Inc.
4.450%, 6/12/25	2,035,000	1,977,961

		19,609,503

Total Consumer Staples		98,523,199

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	448,401
3.337%, 12/15/27	1,250,000	1,142,067
3.138%, 11/7/29	215,000	186,522
4.486%, 5/1/30	145,000	135,987
Halliburton Co.
3.800%, 11/15/25	38,000	36,749
2.920%, 3/1/30	2,000,000	1,703,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Helmerich & Payne, Inc.
2.900%, 9/29/31	$105,000	$82,919
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	115,171
Schlumberger Investment SA
4.500%, 5/15/28	500,000	484,568
2.650%, 6/26/30	1,350,000	1,139,402
4.850%, 5/15/33	270,000	254,241

		5,729,597

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	492,517
5.950%, 6/1/26	250,000	248,108
4.800%, 5/3/29	415,000	386,166
BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	716,583
3.119%, 5/4/26	500,000	472,119
4.234%, 11/6/28	1,250,000	1,188,269
1.749%, 8/10/30	3,300,000	2,604,489
2.721%, 1/12/32	625,000	508,826
4.812%, 2/13/33	215,000	201,419
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,159,763
Canadian Natural Resources Ltd.
2.050%, 7/15/25	350,000	326,563
3.850%, 6/1/27(x)	1,300,000	1,211,121
2.950%, 7/15/30	350,000	290,703
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,427,543
Cheniere Energy Partners LP
5.950%, 6/30/33§	925,000	889,822
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,419,918
1.995%, 5/11/27	250,000	223,852
2.236%, 5/11/30	1,325,000	1,102,765
Chevron USA, Inc.
0.687%, 8/12/25	665,000	610,643
1.018%, 8/12/27	310,000	265,649
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	524,862
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,545,936
4.375%, 5/2/28	200,000	192,436
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	389,722
ConocoPhillips Co.
2.400%, 3/7/25	197,000	188,289
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	321,205
Devon Energy Corp.
5.850%, 12/15/25	500,000	497,754
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	713,975
Enbridge, Inc.
2.500%, 1/15/25	350,000	335,084
2.500%, 2/14/25	205,000	195,406
5.969%, 3/8/26	365,000	361,154
1.600%, 10/4/26	270,000	239,779
4.250%, 12/1/26(x)	500,000	477,194
3.125%, 11/15/29	750,000	647,047
5.700%, 3/8/33	275,000	263,336
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84(k)	355,000	350,461
Energy Transfer LP
2.900%, 5/15/25	770,000	731,379
5.950%, 12/1/25	250,000	248,998
4.750%, 1/15/26	1,250,000	1,215,639
3.900%, 7/15/26	500,000	472,937
4.950%, 5/15/28	300,000	287,045
4.950%, 6/15/28	375,000	358,397
5.250%, 4/15/29	1,000,000	956,962
4.150%, 9/15/29	750,000	679,510
Enterprise Products Operating LLC
3.750%, 2/15/25	1,415,000	1,374,528
5.050%, 1/10/26	115,000	113,614
4.150%, 10/16/28	600,000	562,166
3.125%, 7/31/29	750,000	658,884
2.800%, 1/31/30	755,000	639,862
5.350%, 1/31/33	500,000	487,061
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78(k)	500,000	415,000
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77(k)	750,000	658,125
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	1,926,370
4.150%, 1/15/26	500,000	484,948
EQT Corp.
5.700%, 4/1/28	375,000	366,521
Equinor ASA
3.250%, 11/10/24	600,000	585,125
1.750%, 1/22/26	415,000	382,775
3.625%, 9/10/28	600,000	558,463
2.375%, 5/22/30	375,000	314,496
Exxon Mobil Corp.
2.709%, 3/6/25	1,000,000	963,672
3.043%, 3/1/26	2,025,000	1,923,240
2.275%, 8/16/26	500,000	461,978
HF Sinclair Corp.
5.875%, 4/1/26	250,000	248,948
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,527,056
4.300%, 3/1/28	1,250,000	1,175,379
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	245,387
3.250%, 6/1/30	250,000	211,839
Marathon Oil Corp.
4.400%, 7/15/27	750,000	705,532
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	979,545
3.800%, 4/1/28	300,000	275,843
MPLX LP
4.875%, 12/1/24	1,000,000	986,321
4.000%, 2/15/25	300,000	291,513
4.875%, 6/1/25	1,500,000	1,470,204
1.750%, 3/1/26	350,000	317,489
4.125%, 3/1/27	2,085,000	1,970,580
2.650%, 8/15/30	455,000	366,670
ONEOK, Inc.
2.200%, 9/15/25	350,000	325,645
5.850%, 1/15/26	160,000	159,987
5.550%, 11/1/26	290,000	288,089
4.000%, 7/13/27	225,000	210,448
5.650%, 11/1/28	190,000	187,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.350%, 3/15/29	$500,000	$460,494
3.400%, 9/1/29	500,000	433,503
3.100%, 3/15/30	350,000	293,705
5.800%, 11/1/30	310,000	303,494
Ovintiv, Inc.
5.650%, 5/15/25	165,000	164,055
5.650%, 5/15/28	420,000	411,294
Phillips 66
3.850%, 4/9/25	500,000	486,061
1.300%, 2/15/26	140,000	126,598
3.900%, 3/15/28	500,000	468,065
Phillips 66 Co.
3.550%, 10/1/26	300,000	282,244
4.950%, 12/1/27	500,000	488,660
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	315,820
5.100%, 3/29/26	160,000	158,048
1.900%, 8/15/30	1,000,000	785,102
2.150%, 1/15/31	260,000	205,309
Plains All American Pipeline LP
4.500%, 12/15/26	500,000	477,870
3.550%, 12/15/29	2,500,000	2,145,180
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	1,215,000	1,207,687
5.000%, 3/15/27	500,000	484,548
4.500%, 5/15/30	1,225,000	1,122,896
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	965,251
3.375%, 10/15/26	315,000	292,792
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,019,234
TC PipeLines LP
3.900%, 5/25/27	200,000	186,086
TotalEnergies Capital International SA
2.434%, 1/10/25	500,000	480,392
3.455%, 2/19/29	750,000	683,787
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	234,408
TransCanada PipeLines Ltd.
1.000%, 10/12/24	455,000	432,398
4.875%, 1/15/26	550,000	538,770
6.203%, 3/9/26	500,000	498,034
4.250%, 5/15/28(x)	1,750,000	1,638,443
2.500%, 10/12/31	625,000	483,993
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	465,541
3.250%, 5/15/30	250,000	214,388
Valero Energy Corp.
2.150%, 9/15/27	750,000	660,304
4.350%, 6/1/28	240,000	226,471
4.000%, 4/1/29(x)	765,000	706,628
Valero Energy Partners LP
4.500%, 3/15/28	500,000	474,360
Western Midstream Operating LP
6.350%, 1/15/29	415,000	414,150
6.150%, 4/1/33	415,000	399,820
Williams Cos., Inc. (The)
5.400%, 3/2/26	385,000	381,823
3.750%, 6/15/27	500,000	464,263
5.300%, 8/15/28	500,000	489,281
2.600%, 3/15/31	1,165,000	928,045
4.650%, 8/15/32(x)	750,000	676,604
5.650%, 3/15/33	500,000	483,252

		79,021,212

Total Energy		84,750,809

Financials (14.1%)
Banks (8.1%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	962,253
Series 3a2
5.671%, 10/3/25	600,000	600,202
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	800,000	727,655
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	600,000	593,057
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	594,074
Banco Santander SA
3.496%, 3/24/25	600,000	576,497
2.746%, 5/28/25	200,000	188,380
5.147%, 8/18/25	460,000	449,602
1.849%, 3/25/26	600,000	539,161
4.250%, 4/11/27	1,000,000	932,121
5.294%, 8/18/27	435,000	420,383
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	485,000	424,334
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	184,384
4.379%, 4/12/28	1,200,000	1,108,261
5.588%, 8/8/28	500,000	489,894
3.306%, 6/27/29(x)	800,000	694,717
3.490%, 5/28/30	200,000	168,485
2.749%, 12/3/30	1,745,000	1,307,804
2.958%, 3/25/31	480,000	381,230
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)(x)	600,000	453,542
6.921%, 8/8/33	295,000	281,754
Bank of America Corp.
4.000%, 1/22/25	1,000,000	973,050
(CME Term SOFR 3 Month + 1.35%), 3.093%, 10/1/25(k)	1,150,000	1,112,300
(CME Term SOFR 3 Month + 1.13%), 2.456%, 10/22/25(k)	1,000,000	959,891
(SOFR + 0.65%), 1.530%, 12/6/25(k)	2,500,000	2,360,831
(CME Term SOFR 3 Month + 1.07%), 3.366%, 1/23/26(k)	750,000	720,476
(CME Term SOFR 3 Month + 0.90%), 2.015%, 2/13/26(k)	1,000,000	941,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 3/3/26	$655,000	$630,906
(SOFR + 1.33%), 3.384%, 4/2/26(k)	750,000	718,161
(SOFR + 1.75%), 4.827%, 7/22/26(k)	1,000,000	974,420
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,357,947
(SOFR + 1.29%), 5.080%, 1/20/27(k)	500,000	488,339
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27(k)	1,500,000	1,406,994
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,132,488
(SOFR + 1.34%), 5.933%, 9/15/27(k)	1,000,000	993,782
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28(k)	1,000,000	927,479
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	712,662
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)	1,500,000	1,381,063
(SOFR + 1.58%), 4.376%, 4/27/28(k)	1,250,000	1,180,144
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)	4,450,000	3,990,720
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29(k)	2,000,000	1,833,044
(SOFR + 1.63%), 5.202%, 4/25/29(k)	1,000,000	962,816
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	1,800,442
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)	2,250,000	2,074,980
(SOFR + 1.57%), 5.819%, 9/15/29(k)	1,000,000	987,128
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30(k)	1,300,000	1,111,143
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31(k)	2,500,000	2,009,011
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	756,889
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,133,614
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,572,062
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,137,747
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,039,999
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	386,074
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	885,029
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	918,300
(SOFR + 1.91%), 5.288%, 4/25/34(k)	1,000,000	929,047
(SOFR + 1.84%), 5.872%, 9/15/34(k)	1,750,000	1,698,857
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,282,947
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,136,378
Series L
3.950%, 4/21/25	2,450,000	2,370,377
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	672,423
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	393,289
Bank of America NA
5.650%, 8/18/25	750,000	747,802
5.526%, 8/18/26	750,000	746,480
Bank of Montreal
5.200%, 12/12/24	380,000	376,285
1.500%, 1/10/25	435,000	411,206
3.700%, 6/7/25	405,000	390,438
5.920%, 9/25/25	500,000	499,295
5.300%, 6/5/26(x)	350,000	344,932
1.250%, 9/15/26(x)	500,000	439,298
(SOFR + 0.60%), 0.949%, 1/22/27(k)	1,200,000	1,069,270
2.650%, 3/8/27	265,000	238,855
5.203%, 2/1/28	500,000	486,476
5.717%, 9/25/28	500,000	495,008
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	556,774
Series H
4.700%, 9/14/27	500,000	479,206
Bank of Nova Scotia (The)
1.450%, 1/10/25(x)	185,000	174,723
2.200%, 2/3/25	750,000	714,094
3.450%, 4/11/25	300,000	289,119
1.300%, 6/11/25(x)	750,000	693,650
5.450%, 6/12/25	125,000	123,963
4.750%, 2/2/26(x)	120,000	117,028
1.050%, 3/2/26(x)	750,000	668,803
1.350%, 6/24/26	500,000	444,142
2.700%, 8/3/26(x)	750,000	689,538
1.300%, 9/15/26	500,000	440,442
1.950%, 2/2/27	175,000	154,732
2.951%, 3/11/27	500,000	455,638
5.250%, 6/12/28(x)	200,000	194,981
4.850%, 2/1/30	125,000	117,844
2.150%, 8/1/31	500,000	383,006
2.450%, 2/2/32	250,000	193,851
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	1,594,687
BankUnited, Inc.
5.125%, 6/11/30	750,000	622,500
Barclays plc
3.650%, 3/16/25	1,750,000	1,684,411
4.375%, 1/12/26	1,500,000	1,436,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26(k)	$925,000	$906,269
(SOFR + 2.21%), 5.829%, 5/9/27(k)	750,000	737,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	647,524
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	664,125
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	935,557
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	2,000,000	1,787,374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	756,538
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	675,000	506,937
(SOFR + 2.98%), 6.224%, 5/9/34(k)	450,000	426,933
(SOFR + 3.57%), 7.119%, 6/27/34(k)	935,000	899,013
(SOFR + 2.62%), 6.692%, 9/13/34(k)	1,350,000	1,318,880
BNP Paribas SA
4.250%, 10/15/24	1,000,000	980,640
BPCE SA
3.375%, 12/2/26	500,000	462,094
Canadian Imperial Bank of Commerce
1.000%, 10/18/24	570,000	541,477
2.250%, 1/28/25	750,000	714,792
3.300%, 4/7/25(x)	175,000	168,231
3.945%, 8/4/25	500,000	482,115
0.950%, 10/23/25	130,000	117,745
1.250%, 6/22/26(x)	750,000	664,469
5.615%, 7/17/26	200,000	198,896
5.926%, 10/2/26	500,000	499,436
3.450%, 4/7/27	225,000	207,758
5.001%, 4/28/28	500,000	480,368
5.986%, 10/3/28	500,000	498,426
3.600%, 4/7/32(x)	225,000	191,184
6.092%, 10/3/33	250,000	248,413
Citibank NA
5.864%, 9/29/25(x)	755,000	755,567
5.803%, 9/29/28(x)	1,000,000	998,841
Citigroup, Inc.
3.875%, 3/26/25	500,000	483,596
3.300%, 4/27/25(x)	1,000,000	959,868
4.400%, 6/10/25	650,000	631,177
(SOFR + 0.53%), 1.281%, 11/3/25(k)	375,000	354,357
(SOFR + 0.69%), 2.014%, 1/25/26(k)	855,000	807,332
4.600%, 3/9/26	595,000	573,811
(SOFR + 1.53%), 3.290%, 3/17/26(k)	1,500,000	1,435,843
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,500,000	2,386,050
3.400%, 5/1/26	2,500,000	2,346,773
(SOFR + 1.55%), 5.610%, 9/29/26(k)	750,000	741,749
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,112,949
(SOFR + 0.77%), 1.462%, 6/9/27(k)	1,375,000	1,214,544
4.450%, 9/29/27	1,250,000	1,172,297
(SOFR + 1.28%), 3.070%, 2/24/28(k)	1,000,000	905,375
(SOFR + 1.89%), 4.658%, 5/24/28(k)	715,000	682,685
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28(k)	2,500,000	2,265,439
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)	2,000,000	1,842,072
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30(k)	1,750,000	1,567,434
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,046,677
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,214,243
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,594,415
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	648,371
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	682,323
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	632,381
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,254,004
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	455,439
(SOFR + 2.66%), 6.174%, 5/25/34(k)	715,000	686,703
Citizens Bank NA
2.250%, 4/28/25	400,000	369,870
(SOFR + 1.45%), 6.064%, 10/24/25(k)	500,000	483,017
3.750%, 2/18/26	500,000	464,462
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	456,164
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	448,916
2.500%, 2/6/30(x)	150,000	116,099
3.250%, 4/30/30	470,000	379,711
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	500,000	418,564
Comerica Bank
4.000%, 7/27/25	250,000	234,062
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	207,188
Comerica, Inc.
4.000%, 2/1/29	450,000	372,586
Commonwealth Bank of Australia
5.499%, 9/12/25	1,250,000	1,247,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Cooperatieve Rabobank UA
1.375%, 1/10/25	$500,000	$472,854
5.000%, 1/13/25	250,000	247,316
3.375%, 5/21/25	1,000,000	962,502
5.500%, 7/18/25	250,000	248,725
4.375%, 8/4/25	500,000	482,404
3.750%, 7/21/26	815,000	759,404
Discover Bank
3.450%, 7/27/26	840,000	762,320
4.650%, 9/13/28	625,000	558,114
2.700%, 2/6/30	250,000	194,404
Fifth Third Bancorp
2.375%, 1/28/25	250,000	237,360
(SOFR + 0.69%), 1.707%, 11/1/27(k)	310,000	267,746
3.950%, 3/14/28	750,000	682,525
(SOFR + 1.36%), 4.055%, 4/25/28(k)	290,000	266,739
(SOFR + 2.34%), 6.339%, 7/27/29(k)	105,000	103,669
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)(x)	500,000	452,718
(SOFR + 1.66%), 4.337%, 4/25/33(k)	250,000	210,507
Fifth Third Bank NA
3.950%, 7/28/25	645,000	617,725
3.850%, 3/15/26	600,000	557,222
2.250%, 2/1/27(x)	300,000	262,591
First Horizon Corp.
4.000%, 5/26/25	500,000	471,875
HSBC Holdings plc
4.250%, 8/18/25	1,600,000	1,538,292
(CME Term SOFR 3 Month + 1.40%), 2.633%, 11/7/25(k)	830,000	795,345
(SOFR + 1.51%), 4.180%, 12/9/25(k)	1,000,000	972,956
(SOFR + 1.43%), 2.999%, 3/10/26(k)	875,000	833,658
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	1,975,059
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	768,317
4.375%, 11/23/26	1,815,000	1,716,544
(SOFR + 1.29%), 1.589%, 5/24/27(k)	820,000	724,025
(SOFR + 1.57%), 5.887%, 8/14/27(k)	1,750,000	1,728,597
(SOFR + 1.10%), 2.251%, 11/22/27(k)	780,000	688,777
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28(k)	1,250,000	1,156,900
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	946,649
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	476,773
(SOFR + 1.97%), 6.161%, 3/9/29(k)	380,000	376,470
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29(k)	1,120,000	1,037,023
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	371,346
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	1,165,000	1,024,736
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	4,567,817
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	461,055
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	607,660
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	358,324
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	452,284
(SOFR + 2.39%), 6.254%, 3/9/34(k)	750,000	735,064
(SOFR + 2.98%), 6.547%, 6/20/34(k)	1,000,000	952,371
HSBC USA, Inc.
5.625%, 3/17/25	500,000	496,999
Huntington Bancshares, Inc.
4.000%, 5/15/25	350,000	335,224
(SOFR + 1.97%), 4.443%, 8/4/28(k)	250,000	230,522
(SOFR + 2.02%), 6.208%, 8/21/29(k)	500,000	489,906
2.550%, 2/4/30	500,000	393,431
(SOFR + 2.05%), 5.023%, 5/17/33(k)	420,000	370,165
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	350,923
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	233,947
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27(x)	500,000	466,750
ING Groep NV
(SOFR + 1.64%), 3.869%, 3/28/26(k)	500,000	482,215
3.950%, 3/29/27	1,250,000	1,168,894
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	335,580
(SOFR + 1.56%), 6.083%, 9/11/27(k)	250,000	248,981
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	464,973
4.050%, 4/9/29	560,000	507,255
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	208,321
(SOFR + 2.09%), 6.114%, 9/11/34(k)	315,000	306,182
JPMorgan Chase & Co.
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,437,642
(SOFR + 0.61%), 1.561%, 12/10/25(k)	2,000,000	1,892,291
(SOFR + 1.07%), 5.546%, 12/15/25(k)	1,250,000	1,241,674
(SOFR + 0.92%), 2.595%, 2/24/26(k)	500,000	475,975
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26(k)	555,000	522,649
3.300%, 4/1/26	2,000,000	1,887,897
(SOFR + 1.32%), 4.080%, 4/26/26(k)	1,000,000	970,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 6/15/26	$1,750,000	$1,640,982
(SOFR + 0.80%), 1.045%, 11/19/26(k)	1,250,000	1,122,754
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27(k)	1,250,000	1,111,884
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,056,623
(SOFR + 0.77%), 1.470%, 9/22/27(k)	925,000	808,530
(SOFR + 1.17%), 2.947%, 2/24/28(k)	300,000	271,792
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	947,373
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)	2,750,000	2,527,358
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,530,495
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29(k)	4,750,000	4,304,331
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29(k)	1,500,000	1,383,093
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	937,932
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29(k)	1,500,000	1,390,152
(SOFR + 1.45%), 5.299%, 7/24/29(k)	1,250,000	1,219,854
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29(k)	1,000,000	932,659
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30(k)	625,000	557,160
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	516,680
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,450,931
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)	815,000	669,953
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	940,381
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	570,020
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	1,155,000	913,937
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,134,082
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	558,912
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	752,154
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	924,077
(SOFR + 1.85%), 5.350%, 6/1/34(k)	965,000	915,945
KeyBank NA
3.300%, 6/1/25	250,000	234,495
4.150%, 8/8/25	535,000	505,757
4.700%, 1/26/26	250,000	236,240
3.400%, 5/20/26	1,000,000	895,322
4.390%, 12/14/27	100,000	89,929
4.900%, 8/8/32	500,000	400,836
5.000%, 1/26/33	500,000	421,778
KeyCorp
4.150%, 10/29/25	310,000	293,194
2.250%, 4/6/27	750,000	636,716
Korea Development Bank (The)
2.125%, 10/1/24	390,000	376,159
0.750%, 1/25/25	500,000	469,625
1.750%, 2/18/25	250,000	237,362
2.000%, 2/24/25	850,000	809,336
4.000%, 9/8/25	465,000	451,548
0.800%, 4/27/26	300,000	266,208
0.800%, 7/19/26	500,000	439,170
1.000%, 9/9/26	400,000	351,248
1.375%, 4/25/27	500,000	436,690
4.375%, 2/15/28	525,000	505,197
1.625%, 1/19/31	500,000	384,765
2.000%, 10/25/31	500,000	388,135
4.250%, 9/8/32	500,000	457,355
Kreditanstalt fuer Wiederaufbau
2.500%, 11/20/24(x)	2,000,000	1,932,368
1.250%, 1/31/25	3,500,000	3,311,996
3.125%, 6/10/25	1,500,000	1,447,821
0.375%, 7/18/25	920,000	844,452
0.625%, 1/22/26	3,600,000	3,255,031
3.625%, 4/1/26	955,000	924,580
4.625%, 8/7/26	1,250,000	1,239,381
3.000%, 5/20/27	1,575,000	1,480,810
3.750%, 2/15/28	1,420,000	1,363,772
2.875%, 4/3/28	1,750,000	1,614,986
3.875%, 6/15/28	735,000	706,824
1.750%, 9/14/29	525,000	446,333
0.750%, 9/30/30(x)	400,000	306,749
4.125%, 7/15/33	1,200,000	1,140,976
Landwirtschaftliche Rentenbank
2.000%, 1/13/25(x)	3,000,000	2,874,653
0.875%, 3/30/26(x)	600,000	541,972
1.750%, 7/27/26	500,000	457,795
0.875%, 9/3/30	750,000	580,396
Series 40
0.500%, 5/27/25(x)	730,000	674,379
Lloyds Banking Group plc
4.450%, 5/8/25	575,000	558,316
4.582%, 12/10/25	1,000,000	957,174
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26(k)	500,000	479,655
4.650%, 3/24/26	1,750,000	1,674,642
3.750%, 1/11/27	1,385,000	1,287,179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27(k)	220,000	217,980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	366,928
4.375%, 3/22/28	1,350,000	1,254,835
4.550%, 8/16/28	850,000	789,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	$500,000	$487,968
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	335,000	309,824
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	948,376
5.400%, 11/21/25	250,000	242,770
3.400%, 8/17/27	330,000	289,330
4.700%, 1/27/28	500,000	460,724
Mitsubishi UFJ Financial Group, Inc.
2.193%, 2/25/25	1,000,000	950,256
3.777%, 3/2/25	1,000,000	970,734
1.412%, 7/17/25	430,000	396,929
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.962%, 10/11/25(k)	760,000	718,914
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26(k)	200,000	198,791
3.850%, 3/1/26	216,000	206,380
2.757%, 9/13/26	1,250,000	1,145,230
3.677%, 2/22/27	1,000,000	941,265
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)	500,000	442,476
3.287%, 7/25/27	1,000,000	917,103
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,321,319
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	533,151
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	400,000	386,215
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)	400,000	391,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29(k)	205,000	200,445
3.741%, 3/7/29(x)	750,000	678,775
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29(k)	215,000	208,387
3.195%, 7/18/29	1,000,000	867,695
2.559%, 2/25/30	1,000,000	818,620
2.048%, 7/17/30	460,000	358,536
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	393,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	373,951
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)	600,000	575,128
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)(x)	200,000	190,777
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)	290,000	274,679
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)	205,000	197,567
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26(k)(x)	500,000	470,862
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26(k)	300,000	280,487
2.839%, 9/13/26	850,000	778,894
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	439,993
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	750,000	662,257
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)	500,000	489,973
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29(k)	1,000,000	918,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)(x)	$500,000	$430,220
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30(k)	750,000	635,261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31(k)	500,000	485,322
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31(k)	500,000	387,114
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31(k)	300,000	226,826
2.564%, 9/13/31	310,000	234,073
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	750,000	562,283
Morgan Stanley Bank NA
5.479%, 7/16/25(x)	345,000	343,544
4.754%, 4/21/26	360,000	351,687
National Australia Bank Ltd.
5.200%, 5/13/25	335,000	332,960
3.500%, 6/9/25(x)	250,000	241,582
4.966%, 1/12/26	250,000	246,771
3.375%, 1/14/26	750,000	715,123
2.500%, 7/12/26	1,500,000	1,382,276
3.905%, 6/9/27(x)	500,000	472,593
4.944%, 1/12/28	300,000	292,659
4.900%, 6/13/28(x)	500,000	484,896
National Bank of Canada
5.250%, 1/17/25	500,000	495,410
NatWest Group plc
4.800%, 4/5/26	1,750,000	1,689,274
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27(k)	200,000	197,204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	926,766
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	262,686
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	193,552
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29(k)	730,000	707,395
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	675,544
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	200,000	192,384
Oesterreichische Kontrollbank AG
1.500%, 2/12/25	375,000	355,727
2.875%, 5/23/25	1,000,000	960,167
0.375%, 9/17/25	910,000	824,229
4.125%, 1/20/26	235,000	229,983
0.500%, 2/2/26	935,000	840,669
3.625%, 9/9/27	409,000	392,142
4.250%, 3/1/28	545,000	533,106
PNC Bank NA
2.950%, 2/23/25	250,000	239,431
3.875%, 4/10/25	1,000,000	963,891
3.250%, 6/1/25(x)	500,000	477,435
3.100%, 10/25/27	500,000	450,504
2.700%, 10/22/29	395,000	321,310
PNC Financial Services Group, Inc. (The)
2.200%, 11/1/24	500,000	480,013
(SOFR + 1.32%), 5.812%, 6/12/26(k)	435,000	430,909
2.600%, 7/23/26	350,000	322,443
1.150%, 8/13/26	500,000	441,055
(SOFR + 1.09%), 4.758%, 1/26/27(k)	225,000	221,584
3.150%, 5/19/27	750,000	683,623
3.450%, 4/23/29	750,000	657,008
(SOFR + 1.84%), 5.582%, 6/12/29(k)	440,000	427,010
2.550%, 1/22/30	750,000	609,629
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	771,100
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	430,514
(SOFR + 1.93%), 5.068%, 1/24/34(k)	210,000	190,515
(SOFR + 1.95%), 5.939%, 8/18/34(k)	750,000	724,485
Regions Financial Corp.
2.250%, 5/18/25	300,000	279,848
1.800%, 8/12/28	500,000	405,842
Royal Bank of Canada
0.750%, 10/7/24	500,000	474,477
2.250%, 11/1/24(x)	750,000	720,896
1.600%, 1/21/25	500,000	473,046
3.375%, 4/14/25	500,000	481,650
4.950%, 4/25/25	355,000	349,949
1.150%, 6/10/25(x)	530,000	490,294
4.875%, 1/12/26	500,000	490,394
0.875%, 1/20/26	750,000	671,908
1.200%, 4/27/26	750,000	669,584
1.150%, 7/14/26(x)	750,000	662,857
5.200%, 7/20/26(x)	500,000	493,247
1.400%, 11/2/26(x)	500,000	439,909
2.050%, 1/21/27	500,000	445,535
3.625%, 5/4/27(x)	500,000	466,135
4.240%, 8/3/27	500,000	474,220
4.900%, 1/12/28(x)	500,000	483,073
5.200%, 8/1/28(x)	500,000	485,801
2.300%, 11/3/31	500,000	387,105
5.000%, 5/2/33(x)	500,000	463,440
Santander Holdings USA, Inc.
3.450%, 6/2/25	500,000	475,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 7/17/25	$1,500,000	$1,453,733
(SOFR + 2.33%), 5.807%, 9/9/26(k)	295,000	289,522
4.400%, 7/13/27	485,000	448,995
(SOFR + 1.25%), 2.490%, 1/6/28(k)	260,000	225,626
(SOFR + 2.36%), 6.499%, 3/9/29(k)	125,000	121,854
(SOFR + 2.70%), 6.565%, 6/12/29(k)	500,000	486,110
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	1,000,000	906,547
(SOFR + 0.99%), 1.673%, 6/14/27(k)	1,000,000	876,008
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	435,313
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	667,762
(SOFR + 2.60%), 6.534%, 1/10/29(k)	235,000	232,395
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	387,382
Sumitomo Mitsui Banking Corp.
3.650%, 7/23/25	750,000	719,832
Sumitomo Mitsui Financial Group, Inc.
2.348%, 1/15/25	400,000	381,642
1.474%, 7/8/25	925,000	855,788
0.948%, 1/12/26	500,000	447,361
5.464%, 1/13/26	500,000	494,751
1.402%, 9/17/26	1,000,000	879,951
3.010%, 10/19/26	1,000,000	921,215
2.174%, 1/14/27	220,000	196,046
3.364%, 7/12/27	750,000	687,922
3.352%, 10/18/27	750,000	683,243
5.800%, 7/13/28	500,000	497,186
4.306%, 10/16/28	750,000	696,874
2.472%, 1/14/29(x)	500,000	421,249
3.040%, 7/16/29	1,000,000	852,729
3.202%, 9/17/29	350,000	299,909
2.724%, 9/27/29	350,000	291,710
5.710%, 1/13/30	320,000	312,903
2.750%, 1/15/30	400,000	330,951
2.130%, 7/8/30	750,000	586,294
5.852%, 7/13/30	500,000	492,643
1.710%, 1/12/31	500,000	372,433
2.222%, 9/17/31	1,000,000	759,679
5.766%, 1/13/33	1,500,000	1,466,919
5.776%, 7/13/33	500,000	488,873
5.808%, 9/14/33	200,000	194,279
Synovus Bank
5.625%, 2/15/28	250,000	226,875
Toronto-Dominion Bank (The)
1.250%, 12/13/24(x)	195,000	184,458
1.450%, 1/10/25	500,000	473,029
3.766%, 6/6/25	500,000	483,455
1.150%, 6/12/25(x)	750,000	693,910
0.750%, 1/6/26(x)	1,000,000	894,580
1.200%, 6/3/26(x)	1,025,000	908,304
5.532%, 7/17/26	400,000	397,557
1.250%, 9/10/26	750,000	659,784
1.950%, 1/12/27(x)	500,000	443,435
2.800%, 3/10/27	500,000	453,931
4.108%, 6/8/27(x)	500,000	471,943
4.693%, 9/15/27	400,000	383,937
5.523%, 7/17/28(x)	400,000	394,182
2.000%, 9/10/31(x)	500,000	380,404
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)(x)	1,000,000	922,875
2.450%, 1/12/32(x)	500,000	387,422
3.200%, 3/10/32	500,000	409,532
4.456%, 6/8/32	265,000	237,667
Truist Bank
2.150%, 12/6/24	600,000	571,368
1.500%, 3/10/25	750,000	699,068
4.050%, 11/3/25	185,000	177,637
3.800%, 10/30/26	300,000	275,570
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	324,641
2.250%, 3/11/30	535,000	407,888
Truist Financial Corp.
2.850%, 10/26/24	500,000	482,715
4.000%, 5/1/25	600,000	579,328
3.700%, 6/5/25	750,000	719,729
1.200%, 8/5/25	500,000	457,376
(SOFR + 1.46%), 4.260%, 7/28/26(k)(x)	500,000	480,751
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	846,173
(SOFR + 2.05%), 6.047%, 6/8/27(k)	115,000	113,755
(SOFR + 1.37%), 4.123%, 6/6/28(k)	315,000	292,094
(SOFR + 1.44%), 4.873%, 1/26/29(k)	205,000	194,732
3.875%, 3/19/29	750,000	658,350
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	308,293
1.950%, 6/5/30	335,000	256,314
(SOFR + 2.24%), 4.916%, 7/28/33(k)	500,000	426,623
(SOFR + 1.85%), 5.122%, 1/26/34(k)	205,000	183,514
(SOFR + 2.36%), 5.867%, 6/8/34(k)	500,000	471,226
US Bancorp
1.450%, 5/12/25	600,000	559,839
3.950%, 11/17/25	500,000	480,679
3.100%, 4/27/26	1,415,000	1,315,534
(SOFR + 0.73%), 2.215%, 1/27/28(k)(x)	400,000	352,354
3.900%, 4/26/28	650,000	597,524
(SOFR + 1.66%), 4.548%, 7/22/28(k)(x)	500,000	469,304
(SOFR + 1.23%), 4.653%, 2/1/29(k)	500,000	467,212
(SOFR + 2.02%), 5.775%, 6/12/29(k)	500,000	486,247
1.375%, 7/22/30	600,000	436,643
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	302,086
(SOFR + 2.11%), 4.967%, 7/22/33(k)(x)	350,000	305,290
(SOFR + 1.60%), 4.839%, 2/1/34(k)	500,000	439,634
(SOFR + 2.26%), 5.836%, 6/12/34(k)	750,000	706,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	$1,000,000	$701,306
US Bank NA
2.050%, 1/21/25(x)	1,000,000	949,990
2.800%, 1/27/25	1,000,000	958,711
Webster Financial Corp.
4.100%, 3/25/29	500,000	423,678
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25(k)	1,105,000	1,060,097
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26(k)	1,250,000	1,180,666
3.000%, 4/22/26	4,000,000	3,727,940
(SOFR + 1.32%), 3.908%, 4/25/26(k)	1,470,000	1,419,156
(SOFR + 1.56%), 4.540%, 8/15/26(k)	375,000	364,218
3.000%, 10/23/26	1,500,000	1,376,861
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)	1,110,000	1,029,911
(SOFR + 1.51%), 3.526%, 3/24/28(k)	710,000	652,131
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)	8,035,000	7,344,632
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	886,947
(SOFR + 1.98%), 4.808%, 7/25/28(k)	665,000	633,571
(SOFR + 1.74%), 5.574%, 7/25/29(k)	435,000	425,365
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,044,869
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	2,625,000	2,125,244
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	1,721,226
(SOFR + 2.10%), 4.897%, 7/25/33(k)	625,000	564,891
(SOFR + 2.02%), 5.389%, 4/24/34(k)	325,000	302,863
(SOFR + 1.99%), 5.557%, 7/25/34(k)	600,000	568,184
Wells Fargo Bank NA
5.550%, 8/1/25	1,245,000	1,240,528
5.450%, 8/7/26	1,250,000	1,245,240
Westpac Banking Corp.
1.019%, 11/18/24	335,000	318,126
3.735%, 8/26/25	1,500,000	1,448,066
2.850%, 5/13/26	750,000	701,327
1.150%, 6/3/26	500,000	446,287
3.350%, 3/8/27	1,250,000	1,170,092
4.043%, 8/26/27	1,500,000	1,431,813
1.953%, 11/20/28(x)	500,000	423,127
2.650%, 1/16/30	350,000	297,954
2.150%, 6/3/31(x)	500,000	396,890
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,495,361
Wintrust Financial Corp.
4.850%, 6/6/29(x)	250,000	220,072
Zions Bancorp NA
3.250%, 10/29/29	500,000	388,201

		403,180,644

Capital Markets (2.7%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	175,482
Ameriprise Financial, Inc.
3.700%, 10/15/24(x)	750,000	734,327
2.875%, 9/15/26	500,000	465,773
4.500%, 5/13/32(x)	90,000	82,166
Ares Capital Corp.
4.250%, 3/1/25	500,000	480,795
3.250%, 7/15/25	500,000	468,356
2.150%, 7/15/26	285,000	250,006
7.000%, 1/15/27	110,000	110,616
2.875%, 6/15/27	500,000	435,763
2.875%, 6/15/28(x)	500,000	417,602
3.200%, 11/15/31	500,000	381,760
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	356,967
2.550%, 10/13/26	500,000	431,016
Bank of New York Mellon Corp. (The)
2.100%, 10/24/24	675,000	648,452
0.750%, 1/28/26	500,000	447,004
2.800%, 5/4/26	750,000	699,250
(SOFR + 1.35%), 4.414%, 7/24/26(k)	240,000	233,182
1.050%, 10/15/26	1,000,000	875,580
2.050%, 1/26/27(x)	400,000	358,059
(SOFR + 1.03%), 4.947%, 4/26/27(k)	230,000	224,305
3.250%, 5/16/27	700,000	647,093
3.850%, 4/28/28	850,000	793,819
(SOFR + 1.15%), 3.992%, 6/13/28(k)	500,000	470,902
(SOFR + 1.17%), 4.543%, 2/1/29(k)	250,000	237,722
3.850%, 4/26/29(x)	500,000	464,178
(SOFR + 1.76%), 4.596%, 7/26/30(k)	145,000	135,778
1.650%, 1/28/31	500,000	383,616
1.800%, 7/28/31(x)	750,000	567,569
2.500%, 1/26/32(x)	200,000	155,608
(SOFR + 1.42%), 4.289%, 6/13/33(k)	500,000	441,142
Series J 0.850%, 10/25/24(x)	500,000	474,320
1.900%, 1/25/29	500,000	416,205
(SOFR + 1.61%), 4.967%, 4/26/34(k)	350,000	324,302
BGC Partners, Inc.
8.000%, 5/25/28§	500,000	487,806
BlackRock, Inc.
3.200%, 3/15/27(x)	347,000	324,559
3.250%, 4/30/29	445,000	401,139
4.750%, 5/25/33	900,000	843,837
Blackstone Private Credit Fund
2.350%, 11/22/24	500,000	475,539
2.700%, 1/15/25	190,000	180,112
4.700%, 3/24/25	250,000	242,588
2.625%, 12/15/26	1,000,000	860,710
3.250%, 3/15/27	500,000	434,038
4.000%, 1/15/29	250,000	212,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Blackstone Secured Lending Fund
3.625%, 1/15/26(x)	$250,000	$230,733
2.125%, 2/15/27	500,000	422,980
2.850%, 9/30/28	500,000	408,326
Blue Owl Capital Corp.
3.750%, 7/22/25	350,000	327,518
4.250%, 1/15/26	250,000	233,761
3.400%, 7/15/26	500,000	448,747
2.875%, 6/11/28	750,000	615,345
Blue Owl Credit Income Corp.
5.500%, 3/21/25	250,000	241,847
4.700%, 2/8/27	300,000	272,342
7.950%, 6/13/28§	500,000	496,183
Brookfield Corp.
4.000%, 1/15/25	600,000	583,221
Brookfield Finance, Inc.
3.900%, 1/25/28(x)	500,000	460,428
4.350%, 4/15/30	2,000,000	1,801,864
2.724%, 4/15/31	230,000	182,227
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	615,409
3.000%, 3/16/32(x)	500,000	408,393
Charles Schwab Corp. (The)
3.000%, 3/10/25	150,000	143,660
3.625%, 4/1/25	1,000,000	965,115
3.850%, 5/21/25	750,000	724,142
1.150%, 5/13/26	375,000	332,392
5.875%, 8/24/26	335,000	333,779
3.200%, 3/2/27	500,000	457,382
2.450%, 3/3/27	210,000	186,968
3.300%, 4/1/27	455,000	416,794
2.000%, 3/20/28	1,200,000	1,013,001
(SOFR + 2.21%), 5.643%, 5/19/29(k)	500,000	488,703
3.250%, 5/22/29	500,000	434,604
2.300%, 5/13/31	750,000	577,689
2.900%, 3/3/32	280,000	220,924
(SOFR + 2.50%), 5.853%, 5/19/34(k)	250,000	237,656
(SOFR + 2.01%), 6.136%, 8/24/34(k)	500,000	489,035
CI Financial Corp.
3.200%, 12/17/30	565,000	427,933
CME Group, Inc.
3.000%, 3/15/25	1,000,000	963,426
3.750%, 6/15/28(x)	350,000	330,117
2.650%, 3/15/32	355,000	289,052
Credit Suisse AG
7.950%, 1/9/25	400,000	406,949
3.700%, 2/21/25	375,000	361,350
2.950%, 4/9/25	1,000,000	948,728
1.250%, 8/7/26(x)	600,000	524,483
5.000%, 7/9/27	500,000	480,167
7.500%, 2/15/28	400,000	419,833
Deutsche Bank AG
4.162%, 5/13/25	315,000	305,300
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	723,951
4.100%, 1/13/26	1,000,000	948,464
1.686%, 3/19/26	180,000	162,745
(SOFR + 3.19%), 6.119%, 7/14/26(k)	335,000	331,313
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	955,018
(SOFR + 2.52%), 7.146%, 7/13/27(k)	495,000	497,992
5.371%, 9/9/27	500,000	487,631
(SOFR + 1.22%), 2.311%, 11/16/27(k)	510,000	444,499
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,000,000	874,287
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	148,937
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	1,899,473
(SOFR + 3.65%), 7.079%, 2/10/34(k)	225,000	203,431
Eaton Vance Corp.
3.500%, 4/6/27	250,000	231,951
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,195,159
1.600%, 10/30/30	600,000	454,808
FS KKR Capital Corp.
4.125%, 2/1/25	500,000	480,234
3.400%, 1/15/26	500,000	458,163
2.625%, 1/15/27	500,000	427,648
3.250%, 7/15/27	500,000	430,128
3.125%, 10/12/28	300,000	243,707
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	241,074
2.875%, 1/15/26(x)	250,000	230,597
Goldman Sachs Group, Inc. (The)
(SOFR + 0.61%), 0.855%, 2/12/26(k)	915,000	846,709
3.750%, 2/25/26	580,000	551,083
(SOFR + 1.08%), 5.798%, 8/10/26(k)	3,210,000	3,185,359
3.500%, 11/16/26	1,815,000	1,688,444
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	893,454
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	888,957
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,092,434
(SOFR + 0.91%), 1.948%, 10/21/27(k)	1,060,000	936,009
(SOFR + 1.11%), 2.640%, 2/24/28(k)	455,000	406,259
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,000,000	921,006
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)	1,000,000	921,011
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)	2,000,000	1,846,170
2.600%, 2/7/30	6,515,000	5,336,649
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	427,813
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	838,632
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,630,953
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	555,519
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,000,000	799,803
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	420,821
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	292,473
Intercontinental Exchange, Inc.
3.650%, 5/23/25	290,000	280,037
3.750%, 12/1/25	610,000	585,898
4.000%, 9/15/27	600,000	567,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 9/21/28	$535,000	$495,132
4.350%, 6/15/29	250,000	235,239
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	637,989
5.875%, 7/21/28	270,000	264,272
2.625%, 10/15/31	1,500,000	1,140,183
Lazard Group LLC
4.500%, 9/19/28	350,000	325,845
4.375%, 3/11/29	500,000	460,235
Legg Mason, Inc.
4.750%, 3/15/26	250,000	244,305
Main Street Capital Corp.
3.000%, 7/14/26	325,000	287,158
Moody’s Corp.
2.000%, 8/19/31	1,250,000	970,629
4.250%, 8/8/32(x)	250,000	226,705
Morgan Stanley
4.000%, 7/23/25	505,000	487,998
(SOFR + 0.56%), 1.164%, 10/21/25(k)	930,000	877,844
(SOFR + 0.94%), 2.630%, 2/18/26(k)	750,000	713,775
(SOFR + 1.67%), 4.679%, 7/17/26(k)	460,000	448,022
3.125%, 7/27/26	3,000,000	2,782,996
(SOFR + 1.77%), 6.138%, 10/16/26(k)	1,000,000	999,822
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,454,965
3.625%, 1/20/27	4,000,000	3,733,069
(SOFR + 1.30%), 5.050%, 1/28/27(k)	300,000	293,562
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,512,510
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,762,635
(SOFR + 1.00%), 2.475%, 1/21/28(k)	1,035,000	922,760
(SOFR + 1.61%), 4.210%, 4/20/28(k)	870,000	817,338
(SOFR + 2.24%), 6.296%, 10/18/28(k)	1,000,000	1,007,200
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)	1,800,000	1,641,867
(SOFR + 1.73%), 5.123%, 2/1/29(k)	500,000	481,443
(SOFR + 1.59%), 5.164%, 4/20/29(k)	765,000	737,583
(SOFR + 1.63%), 5.449%, 7/20/29(k)	430,000	419,133
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	950,000	880,923
(SOFR + 1.14%), 2.699%, 1/22/31(k)	4,140,000	3,383,543
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,721,999
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,508,180
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	708,863
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	646,475
(SOFR + 2.08%), 4.889%, 7/20/33(k)	750,000	679,292
(SOFR + 2.56%), 6.342%, 10/18/33(k)	925,000	930,599
(SOFR + 1.87%), 5.250%, 4/21/34(k)	910,000	845,686
(SOFR + 1.88%), 5.424%, 7/21/34(k)	560,000	529,756
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	909,175
(SOFR + 2.62%), 5.297%, 4/20/37(k)	785,000	700,743
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38(k)	500,000	469,649
Series I
(SOFR + 0.75%), 0.864%, 10/21/25(k)(x)	345,000	324,850
Nasdaq, Inc.
5.650%, 6/28/25(x)	95,000	94,645
3.850%, 6/30/26	145,000	138,450
5.350%, 6/28/28	225,000	220,591
1.650%, 1/15/31	750,000	566,862
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	362,432
5.099%, 7/3/25	750,000	734,544
5.709%, 1/9/26	200,000	197,406
2.329%, 1/22/27	500,000	440,809
5.386%, 7/6/27	500,000	484,152
5.842%, 1/18/28(x)	200,000	196,130
6.070%, 7/12/28	500,000	495,088
2.710%, 1/22/29	500,000	418,678
3.103%, 1/16/30	750,000	622,708
2.679%, 7/16/30	1,000,000	792,068
2.608%, 7/14/31	685,000	522,445
2.999%, 1/22/32	500,000	387,596
6.181%, 1/18/33(x)	200,000	196,558
6.087%, 7/12/33	500,000	488,134
Northern Trust Corp.
4.000%, 5/10/27	335,000	315,532
3.650%, 8/3/28	500,000	462,407
3.150%, 5/3/29(x)	500,000	444,250
1.950%, 5/1/30	560,000	443,259
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	413,015
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	76,209
2.700%, 1/15/27(x)	500,000	430,021
7.100%, 2/15/29(x)	500,000	482,624
Prospect Capital Corp.
3.706%, 1/22/26	250,000	226,361
3.364%, 11/15/26(x)	270,000	233,258
3.437%, 10/15/28	500,000	393,209
S&P Global, Inc.
2.450%, 3/1/27	235,000	214,003
2.700%, 3/1/29	500,000	437,495
1.250%, 8/15/30	975,000	743,059
2.900%, 3/1/32	350,000	288,760
5.250%, 9/15/33§	635,000	619,788
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	500,000	484,894
2.500%, 8/1/26	310,000	273,234
6.950%, 8/14/28	355,000	351,061
Stifel Financial Corp.
4.000%, 5/15/30	500,000	422,810
UBS AG
5.800%, 9/11/25	500,000	498,075
5.650%, 9/11/28	500,000	492,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
UBS Group AG
3.750%, 3/26/25	$750,000	$721,745
4.550%, 4/17/26	2,000,000	1,918,542

		136,831,254

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
1.650%, 10/29/24	1,300,000	1,236,742
3.500%, 1/15/25	600,000	578,304
6.500%, 7/15/25	1,290,000	1,290,993
4.450%, 10/1/25	350,000	336,992
1.750%, 1/30/26	655,000	590,676
4.450%, 4/3/26	500,000	479,810
2.450%, 10/29/26	795,000	712,227
3.650%, 7/21/27	1,000,000	908,328
4.625%, 10/15/27	500,000	467,964
3.875%, 1/23/28	500,000	453,556
5.750%, 6/6/28	210,000	205,341
3.000%, 10/29/28	390,000	333,935
6.150%, 9/30/30	365,000	359,523
Series 3NC1
1.750%, 10/29/24	645,000	614,962
Ally Financial, Inc.
5.800%, 5/1/25	1,000,000	982,278
4.750%, 6/9/27	500,000	461,980
2.200%, 11/2/28	250,000	197,453
(SOFR + 3.26%), 6.992%, 6/13/29(k)	625,000	612,004
American Express Co.
3.000%, 10/30/24	750,000	727,598
2.250%, 3/4/25	200,000	190,051
3.950%, 8/1/25	750,000	725,041
4.200%, 11/6/25	1,075,000	1,041,344
4.900%, 2/13/26	170,000	166,722
(SOFR + 1.00%), 4.990%, 5/1/26(k)	750,000	735,951
3.125%, 5/20/26	500,000	468,264
1.650%, 11/4/26	1,460,000	1,294,434
2.550%, 3/4/27	335,000	302,575
3.300%, 5/3/27	1,150,000	1,062,288
(SOFR + 0.97%), 5.389%, 7/28/27(k)	500,000	492,679
4.050%, 5/3/29	335,000	310,777
(SOFR + 1.28%), 5.282%, 7/27/29(k)	500,000	484,515
(SOFR + 2.26%), 4.989%, 5/26/33(k)	265,000	241,126
(SOFR + 1.84%), 5.043%, 5/1/34(k)	750,000	689,525
American Honda Finance Corp.
1.500%, 1/13/25	500,000	474,011
1.000%, 9/10/25	500,000	457,865
5.250%, 7/7/26	300,000	298,028
1.300%, 9/9/26	415,000	367,940
2.300%, 9/9/26	720,000	657,596
2.350%, 1/8/27	500,000	453,063
4.700%, 1/12/28	350,000	339,641
5.125%, 7/7/28	500,000	492,692
4.600%, 4/17/30(x)	500,000	473,999
1.800%, 1/13/31	350,000	272,114
Series A
4.600%, 4/17/25	500,000	491,663
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	256,561
Capital One Financial Corp.
3.300%, 10/30/24	350,000	339,324
4.250%, 4/30/25(x)	850,000	822,672
4.200%, 10/29/25	750,000	716,661
(SOFR + 1.29%), 2.636%, 3/3/26(k)	435,000	410,377
(SOFR + 2.16%), 4.985%, 7/24/26(k)	500,000	485,194
3.750%, 3/9/27	1,150,000	1,053,826
3.650%, 5/11/27	500,000	456,343
3.800%, 1/31/28	1,000,000	899,938
(SOFR + 2.06%), 4.927%, 5/10/28(k)	500,000	474,139
(SOFR + 2.64%), 6.312%, 6/8/29(k)	335,000	327,717
(SOFR + 1.79%), 3.273%, 3/1/30(k)	500,000	418,896
(SOFR + 2.60%), 5.247%, 7/26/30(k)	500,000	463,131
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	684,896
(SOFR + 1.27%), 2.618%, 11/2/32(k)	1,000,000	737,159
(SOFR + 2.37%), 5.268%, 5/10/33(k)(x)	500,000	440,207
(SOFR + 2.60%), 5.817%, 2/1/34(k)	500,000	452,281
(SOFR + 2.86%), 6.377%, 6/8/34(k)	335,000	316,557
Caterpillar Financial Services Corp.
3.250%, 12/1/24	500,000	486,366
5.400%, 3/10/25	400,000	400,388
3.400%, 5/13/25	500,000	483,196
1.450%, 5/15/25	750,000	702,883
5.150%, 8/11/25	500,000	497,347
3.650%, 8/12/25	500,000	483,964
0.800%, 11/13/25	350,000	317,627
4.800%, 1/6/26	250,000	247,097
2.400%, 8/9/26	250,000	230,961
1.150%, 9/14/26	400,000	355,258
1.700%, 1/8/27(x)	355,000	317,794
3.600%, 8/12/27	500,000	470,765
Discover Financial Services
3.950%, 11/6/24	250,000	242,875
3.750%, 3/4/25(x)	350,000	335,064
4.500%, 1/30/26	500,000	477,882
4.100%, 2/9/27	565,000	514,354
General Motors Financial Co., Inc.
1.200%, 10/15/24(x)	235,000	223,384
3.800%, 4/7/25	185,000	178,210
4.350%, 4/9/25	575,000	558,725
2.750%, 6/20/25	1,250,000	1,176,524
4.300%, 7/13/25	1,250,000	1,206,549
6.050%, 10/10/25	500,000	497,413
1.250%, 1/8/26	750,000	670,070
5.250%, 3/1/26	700,000	683,007
5.400%, 4/6/26	185,000	181,153
1.500%, 6/10/26	750,000	663,185
4.000%, 10/6/26	750,000	702,627
4.350%, 1/17/27	835,000	785,726
2.350%, 2/26/27	500,000	440,505
5.000%, 4/9/27	450,000	432,127
3.850%, 1/5/28	500,000	453,731
6.000%, 1/9/28	200,000	197,624
2.400%, 4/10/28	600,000	510,168
5.800%, 6/23/28	500,000	487,485
2.400%, 10/15/28	500,000	414,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.650%, 1/17/29	$350,000	$339,039
4.300%, 4/6/29	500,000	448,799
5.850%, 4/6/30	295,000	282,347
2.350%, 1/8/31	500,000	376,989
2.700%, 6/10/31	750,000	573,192
6.400%, 1/9/33(x)	700,000	682,809
John Deere Capital Corp.
4.550%, 10/11/24	280,000	277,173
2.050%, 1/9/25	350,000	334,972
1.250%, 1/10/25	295,000	279,526
5.150%, 3/3/25	300,000	299,073
2.125%, 3/7/25	125,000	119,057
3.400%, 6/6/25	280,000	270,326
4.950%, 6/6/25	165,000	163,850
4.050%, 9/8/25	400,000	390,648
5.300%, 9/8/25	500,000	499,039
3.400%, 9/11/25	350,000	336,672
0.700%, 1/15/26	500,000	450,649
5.050%, 3/3/26(x)	300,000	298,179
4.750%, 6/8/26	215,000	211,913
2.650%, 6/10/26	500,000	466,390
5.150%, 9/8/26	500,000	497,005
2.350%, 3/8/27	250,000	226,535
1.750%, 3/9/27	175,000	155,505
2.800%, 9/8/27	400,000	365,538
3.050%, 1/6/28	500,000	462,196
4.750%, 1/20/28	530,000	519,804
4.900%, 3/3/28	300,000	295,733
4.950%, 7/14/28	785,000	773,338
3.450%, 3/7/29	270,000	246,530
2.800%, 7/18/29(x)	325,000	285,899
4.850%, 10/11/29	500,000	490,942
2.450%, 1/9/30	290,000	246,277
4.700%, 6/10/30	415,000	399,318
4.350%, 9/15/32	375,000	348,620
Series I
5.150%, 9/8/33	500,000	491,198
PACCAR Financial Corp.
0.900%, 11/8/24	250,000	237,442
1.800%, 2/6/25	175,000	166,329
2.850%, 4/7/25	500,000	480,157
3.550%, 8/11/25	250,000	241,729
4.950%, 10/3/25	250,000	247,680
4.450%, 3/30/26	100,000	98,370
1.100%, 5/11/26	350,000	314,664
5.050%, 8/10/26	220,000	218,782
2.000%, 2/4/27	350,000	314,160
4.600%, 1/10/28	100,000	97,408
4.950%, 8/10/28(x)	500,000	494,371
Synchrony Financial
4.875%, 6/13/25	325,000	311,824
4.500%, 7/23/25	500,000	475,247
3.700%, 8/4/26	500,000	451,490
3.950%, 12/1/27	1,500,000	1,316,851
5.150%, 3/19/29	250,000	223,797
2.875%, 10/28/31	250,000	177,043
Toyota Motor Credit Corp.
2.000%, 10/7/24	500,000	481,788
4.800%, 1/10/25	500,000	495,418
1.450%, 1/13/25	500,000	474,176
3.950%, 6/30/25	435,000	423,524
3.650%, 8/18/25	145,000	140,061
0.800%, 1/9/26(x)	500,000	451,052
5.000%, 8/14/26	1,000,000	989,476
1.150%, 8/13/27	590,000	505,263
3.050%, 1/11/28	500,000	458,831
4.625%, 1/12/28(x)	320,000	311,762
1.900%, 4/6/28(x)	600,000	520,524
5.250%, 9/11/28	750,000	746,164
3.650%, 1/8/29	500,000	462,836
4.450%, 6/29/29	500,000	480,909
2.150%, 2/13/30	500,000	411,722
4.550%, 5/17/30	750,000	709,701
1.650%, 1/10/31(x)	550,000	425,658
2.400%, 1/13/32	500,000	400,067
4.700%, 1/12/33	350,000	331,201

		79,309,470

Financial Services (0.8%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,330,037
Block Financial LLC
5.250%, 10/1/25	500,000	490,246
2.500%, 7/15/28	350,000	296,770
3.875%, 8/15/30	230,000	197,757
Corebridge Financial, Inc.
6.050%, 9/15/33§	1,165,000	1,132,863
Fidelity National Information Services, Inc.
4.500%, 7/15/25	280,000	273,175
1.150%, 3/1/26	325,000	291,247
4.700%, 7/15/27	500,000	483,092
1.650%, 3/1/28	215,000	181,498
2.250%, 3/1/31	600,000	469,138
5.100%, 7/15/32(x)	500,000	472,218
Fiserv, Inc.
3.200%, 7/1/26	250,000	233,657
2.250%, 6/1/27	1,000,000	887,584
5.375%, 8/21/28	500,000	492,831
4.200%, 10/1/28	465,000	435,934
3.500%, 7/1/29	890,000	794,600
2.650%, 6/1/30	1,500,000	1,232,484
5.600%, 3/2/33	225,000	218,129
5.625%, 8/21/33	500,000	482,888
Global Payments, Inc.
1.500%, 11/15/24	275,000	261,012
2.650%, 2/15/25	750,000	713,941
1.200%, 3/1/26	560,000	498,987
2.150%, 1/15/27	500,000	440,730
4.950%, 8/15/27	315,000	302,414
4.450%, 6/1/28	500,000	463,593
5.300%, 8/15/29	300,000	286,157
2.900%, 5/15/30	235,000	192,533
2.900%, 11/15/31	500,000	393,540
5.400%, 8/15/32	500,000	469,451
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	270,132
5.670%, 6/8/32	250,000	232,934
Mastercard, Inc.
2.000%, 3/3/25	500,000	477,414
2.950%, 11/21/26	1,150,000	1,075,128
3.500%, 2/26/28	140,000	130,987
4.875%, 3/9/28	355,000	352,270
2.950%, 6/1/29	700,000	621,818
2.000%, 11/18/31	500,000	392,087
National Rural Utilities Cooperative Finance Corp.
1.875%, 2/7/25	250,000	237,272
3.450%, 6/15/25	285,000	274,614
3.250%, 11/1/25	250,000	238,355
1.000%, 6/15/26(x)	500,000	444,256
3.050%, 4/25/27	350,000	321,494
3.400%, 2/7/28(x)	500,000	458,905
4.800%, 3/15/28	145,000	141,056
5.050%, 9/15/28(x)	1,250,000	1,221,282
3.900%, 11/1/28	250,000	232,226
5.800%, 1/15/33	165,000	164,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series D
1.000%, 10/18/24	$310,000	$295,027
ORIX Corp.
3.250%, 12/4/24	750,000	723,447
3.700%, 7/18/27	400,000	372,211
5.000%, 9/13/27	200,000	195,426
2.250%, 3/9/31	350,000	275,659
4.000%, 4/13/32	250,000	219,610
5.200%, 9/13/32	200,000	191,589
PayPal Holdings, Inc.
2.400%, 10/1/24	535,000	517,685
1.650%, 6/1/25	1,000,000	935,505
2.650%, 10/1/26	335,000	309,412
3.900%, 6/1/27	180,000	171,853
2.300%, 6/1/30	1,000,000	817,636
4.400%, 6/1/32(x)	500,000	462,632
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	729,000	724,164
Shell International Finance BV
2.000%, 11/7/24(x)	750,000	722,334
3.250%, 5/11/25	2,500,000	2,413,992
2.875%, 5/10/26	1,250,000	1,179,089
2.500%, 9/12/26	1,000,000	925,430
2.750%, 4/6/30	415,000	357,764
Synchrony Bank
5.400%, 8/22/25	315,000	303,181
5.625%, 8/23/27	250,000	233,143
Visa, Inc.
3.150%, 12/14/25	2,450,000	2,337,865
0.750%, 8/15/27	465,000	396,820
2.750%, 9/15/27	300,000	274,703
Voya Financial, Inc.
3.650%, 6/15/26	625,000	586,346
Western Union Co. (The)
2.850%, 1/10/25	125,000	119,614
1.350%, 3/15/26	350,000	311,525
2.750%, 3/15/31	350,000	267,874

		38,346,596

Insurance (0.9%)
Aflac, Inc.
1.125%, 3/15/26	205,000	183,606
Alleghany Corp.
3.625%, 5/15/30	500,000	447,305
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	239,278
Allstate Corp. (The)
0.750%, 12/15/25	185,000	166,368
3.280%, 12/15/26	500,000	467,131
1.450%, 12/15/30	300,000	223,343
5.250%, 3/30/33	390,000	366,813
American International Group, Inc.
2.500%, 6/30/25	500,000	473,435
5.125%, 3/27/33(x)	665,000	617,915
Aon Corp.
2.850%, 5/28/27	180,000	163,374
4.500%, 12/15/28	650,000	617,685
3.750%, 5/2/29	350,000	316,419
2.800%, 5/15/30	500,000	415,127
2.050%, 8/23/31	750,000	571,167
2.600%, 12/2/31(x)	355,000	280,360
5.000%, 9/12/32	500,000	468,101
Aon Global Ltd.
3.875%, 12/15/25	600,000	576,612
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	472,799
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	302,488
Assurant, Inc.
4.900%, 3/27/28(x)	250,000	237,887
2.650%, 1/15/32	500,000	365,531
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	184,886
Athene Holding Ltd.
4.125%, 1/12/28	750,000	683,224
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	221,452
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	161,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	461,184
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	457,487
1.850%, 3/12/30	165,000	135,007
1.450%, 10/15/30	395,000	307,702
2.875%, 3/15/32	500,000	419,494
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,822,125
5.625%, 5/15/30	145,000	135,597
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	276,850
4.200%, 3/17/32	325,000	281,376
Chubb INA Holdings, Inc.
3.150%, 3/15/25	1,000,000	964,562
3.350%, 5/3/26	410,000	389,413
1.375%, 9/15/30	1,665,000	1,270,331
CNA Financial Corp.
4.500%, 3/1/26	500,000	486,175
3.450%, 8/15/27(x)	500,000	460,231
3.900%, 5/1/29(x)	210,000	191,719
2.050%, 8/15/30	170,000	132,334
Enstar Group Ltd.
4.950%, 6/1/29	350,000	322,683
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	236,307
4.625%, 4/29/30	750,000	670,192
3.375%, 3/3/31	355,000	286,891
5.625%, 8/16/32	250,000	231,088
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	441,933
3.400%, 6/15/30(x)	300,000	253,918
First American Financial Corp.
4.600%, 11/15/24	500,000	488,191
4.000%, 5/15/30	180,000	152,297
2.400%, 8/15/31	315,000	232,262
Globe Life, Inc.
4.550%, 9/15/28	500,000	473,727
2.150%, 8/15/30	500,000	387,198
4.800%, 6/15/32(x)	150,000	136,793
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	723,392
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	457,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Kemper Corp.
4.350%, 2/15/25	$355,000	$343,540
2.400%, 9/30/30(x)	500,000	372,869
3.800%, 2/23/32	500,000	391,909
Lincoln National Corp.
3.625%, 12/12/26	500,000	464,237
3.400%, 3/1/32	750,000	589,265
Loews Corp.
3.750%, 4/1/26	300,000	287,452
3.200%, 5/15/30	60,000	52,125
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	965,392
2.484%, 5/19/27	350,000	316,269
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	694,923
3.703%, 3/16/32	500,000	434,985
Markel Group, Inc.
3.500%, 11/1/27	350,000	320,973
3.350%, 9/17/29	90,000	78,751
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	664,399
2.375%, 12/15/31	340,000	266,887
5.400%, 9/15/33	1,350,000	1,319,490
Mercury General Corp.
4.400%, 3/15/27	300,000	279,448
MetLife, Inc.
3.000%, 3/1/25	500,000	480,845
3.600%, 11/13/25	1,300,000	1,248,447
5.375%, 7/15/33	200,000	192,273
Old Republic International Corp.
4.875%, 10/1/24	400,000	393,898
3.875%, 8/26/26	500,000	471,608
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	308,145
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	322,932
3.700%, 5/15/29	375,000	336,621
2.125%, 6/15/30	750,000	596,504
5.375%, 3/15/33	140,000	133,763
Progressive Corp. (The)
2.500%, 3/15/27	290,000	263,553
3.000%, 3/15/32	350,000	292,563
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	226,643
3.878%, 3/27/28	650,000	610,749
2.100%, 3/10/30	235,000	191,964
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	956,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	150,495
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	319,375
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,283,355
3.625%, 3/24/32	500,000	424,345
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	156,407
3.150%, 6/15/30	175,000	145,166
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	242,156
3.450%, 7/1/27	195,000	178,684
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	439,791
Trinity Acquisition plc
4.400%, 3/15/26	250,000	239,987
Unum Group
4.000%, 6/15/29	180,000	161,582
Willis North America, Inc.
4.650%, 6/15/27(x)	200,000	191,243
4.500%, 9/15/28	500,000	468,837
2.950%, 9/15/29	540,000	458,734
5.350%, 5/15/33	500,000	466,808

		43,106,728

Total Financials		700,774,692

Health Care (2.7%)
Biotechnology (0.4%)
AbbVie, Inc.
2.600%, 11/21/24	2,790,000	2,690,676
3.800%, 3/15/25	1,125,000	1,093,421
3.200%, 5/14/26	1,500,000	1,415,992
2.950%, 11/21/26	1,430,000	1,328,274
3.200%, 11/21/29	1,790,000	1,579,997
Amgen, Inc.
1.900%, 2/21/25	265,000	251,658
5.250%, 3/2/25	215,000	213,603
3.125%, 5/1/25(x)	250,000	239,916
5.507%, 3/2/26	335,000	333,212
2.600%, 8/19/26	1,150,000	1,060,667
2.200%, 2/21/27	705,000	633,154
3.200%, 11/2/27	1,250,000	1,145,547
5.150%, 3/2/28	800,000	786,236
1.650%, 8/15/28(x)	600,000	504,720
3.000%, 2/22/29	290,000	257,159
4.050%, 8/18/29	500,000	462,950
2.450%, 2/21/30	950,000	786,725
5.250%, 3/2/30	600,000	586,094
3.350%, 2/22/32	290,000	244,725
4.200%, 3/1/33	500,000	443,282
5.250%, 3/2/33	730,000	696,919
Baxalta, Inc.
4.000%, 6/23/25	239,000	231,826
Biogen, Inc.
4.050%, 9/15/25	570,000	550,579
2.250%, 5/1/30	735,000	586,150
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	200,009
1.650%, 10/1/30	2,790,000	2,173,386
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	653,526

		21,150,403

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.950%, 3/15/25	1,000,000	965,227
3.875%, 9/15/25	490,000	476,192
3.750%, 11/30/26	978,000	938,807
1.150%, 1/30/28	170,000	144,480
1.400%, 6/30/30	160,000	126,746
Baxter International, Inc.
1.322%, 11/29/24	500,000	473,416
2.600%, 8/15/26	500,000	457,797
1.915%, 2/1/27	500,000	440,931
2.272%, 12/1/28	500,000	421,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Becton Dickinson & Co.
3.734%, 12/15/24	$508,000	$495,591
3.700%, 6/6/27	1,467,000	1,376,049
4.693%, 2/13/28	375,000	363,326
2.823%, 5/20/30	355,000	298,384
1.957%, 2/11/31	665,000	519,555
4.298%, 8/22/32	105,000	94,985
Boston Scientific Corp.
1.900%, 6/1/25	310,000	290,891
DH Europe Finance II Sarl
2.200%, 11/15/24	500,000	481,072
2.600%, 11/15/29	315,000	271,139
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	707,074
Smith & Nephew plc
2.032%, 10/14/30(x)	500,000	383,914
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	347,797
Stryker Corp.
1.150%, 6/15/25	500,000	463,272
3.500%, 3/15/26	375,000	357,203
3.650%, 3/7/28	600,000	559,027
1.950%, 6/15/30	500,000	400,427
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/24	355,000	336,987
2.600%, 11/24/31	500,000	392,596

		12,584,072

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	214,242
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	93,374
Series 2020
2.211%, 6/15/30	150,000	121,119
Aetna, Inc.
3.500%, 11/15/24	500,000	486,167
Banner Health
2.338%, 1/1/30	190,000	156,831
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	38,757
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	125,000	118,043
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,154,696
Cencora, Inc.
3.450%, 12/15/27(x)	400,000	369,539
2.800%, 5/15/30	750,000	627,452
2.700%, 3/15/31	600,000	488,152
Cigna Group (The)
4.125%, 11/15/25	525,000	507,848
4.500%, 2/25/26	1,000,000	972,211
1.250%, 3/15/26	500,000	449,898
5.685%, 3/15/26	500,000	497,460
4.375%, 10/15/28	1,340,000	1,268,609
2.400%, 3/15/30	2,350,000	1,927,428
2.375%, 3/15/31	450,000	359,265
5.400%, 3/15/33	500,000	484,565
CommonSpirit Health
2.760%, 10/1/24	150,000	145,297
1.547%, 10/1/25	330,000	302,723
6.073%, 11/1/27	390,000	395,967
3.347%, 10/1/29	185,000	160,981
2.782%, 10/1/30	340,000	279,459
CVS Health Corp.
4.100%, 3/25/25	961,000	937,559
5.000%, 2/20/26	275,000	270,759
2.875%, 6/1/26	1,500,000	1,395,303
3.000%, 8/15/26(x)	250,000	232,187
1.300%, 8/21/27	1,500,000	1,276,709
4.300%, 3/25/28	2,587,000	2,441,614
5.000%, 1/30/29	180,000	174,049
3.250%, 8/15/29	335,000	293,257
5.125%, 2/21/30	400,000	384,318
1.750%, 8/21/30	2,000,000	1,537,961
5.250%, 1/30/31	180,000	172,778
5.250%, 2/21/33	400,000	378,437
5.300%, 6/1/33	195,000	184,679
Elevance Health, Inc.
3.350%, 12/1/24	500,000	485,435
2.375%, 1/15/25	555,000	530,046
4.900%, 2/8/26	180,000	176,598
1.500%, 3/15/26	750,000	679,269
3.650%, 12/1/27	715,000	662,397
2.875%, 9/15/29	200,000	172,610
2.250%, 5/15/30	165,000	134,068
2.550%, 3/15/31	750,000	608,633
4.100%, 5/15/32	1,000,000	892,261
4.750%, 2/15/33	500,000	464,666
HCA, Inc.
5.250%, 4/15/25	945,000	933,479
5.250%, 6/15/26	1,000,000	979,061
4.500%, 2/15/27	820,000	781,895
3.125%, 3/15/27	235,000	213,441
5.200%, 6/1/28	2,500,000	2,413,122
3.375%, 3/15/29	335,000	293,144
4.125%, 6/15/29	525,000	475,100
2.375%, 7/15/31	750,000	568,372
3.625%, 3/15/32	500,000	413,294
Humana, Inc.
5.700%, 3/13/26	375,000	374,571
1.350%, 2/3/27	540,000	471,018
3.950%, 3/15/27	375,000	355,439
5.750%, 3/1/28	200,000	200,649
3.700%, 3/23/29	625,000	569,295
3.125%, 8/15/29	625,000	546,124
5.875%, 3/1/33	200,000	198,649
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	351,536
Laboratory Corp. of America Holdings
2.300%, 12/1/24	250,000	239,158
1.550%, 6/1/26	1,070,000	958,120
McKesson Corp.
0.900%, 12/3/25	295,000	266,202
5.250%, 2/15/26	125,000	123,738
1.300%, 8/15/26	1,665,000	1,479,021
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	113,813
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	365,121
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	385,614
3.450%, 6/1/26	775,000	734,308
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	320,175
2.294%, 8/15/30	415,000	332,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
UnitedHealth Group, Inc.
3.750%, 7/15/25	$1,000,000	$971,998
3.700%, 12/15/25(x)	200,000	192,647
1.250%, 1/15/26	265,000	241,230
3.100%, 3/15/26	500,000	474,158
1.150%, 5/15/26(x)	750,000	674,373
3.450%, 1/15/27	750,000	707,787
3.700%, 5/15/27(x)	350,000	331,838
2.950%, 10/15/27	1,000,000	913,560
5.250%, 2/15/28(x)	715,000	714,685
3.875%, 12/15/28(x)	250,000	234,691
4.250%, 1/15/29	500,000	475,447
4.000%, 5/15/29	390,000	365,016
2.875%, 8/15/29	770,000	676,014
2.000%, 5/15/30	395,000	320,167
2.300%, 5/15/31	750,000	604,754
4.200%, 5/15/32	315,000	287,605
4.500%, 4/15/33	500,000	463,024
Universal Health Services, Inc.
1.650%, 9/1/26	625,000	550,886

		50,761,340

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	149,620
2.100%, 6/4/30	290,000	231,073
2.300%, 3/12/31	750,000	592,013
Danaher Corp.
3.350%, 9/15/25	310,000	297,573
Illumina, Inc.
2.550%, 3/23/31	225,000	174,647
Revvity, Inc.
3.300%, 9/15/29	625,000	540,902
2.550%, 3/15/31	415,000	328,286
2.250%, 9/15/31	355,000	269,918
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	1,500,000	1,430,306
4.953%, 8/10/26	500,000	494,012
1.750%, 10/15/28	890,000	751,858
4.977%, 8/10/30	500,000	484,702
5.086%, 8/10/33	700,000	677,129

		6,422,039

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
1.200%, 5/28/26	250,000	224,550
4.875%, 3/3/28	500,000	491,052
1.750%, 5/28/28	400,000	341,753
4.900%, 3/3/30	500,000	486,070
2.250%, 5/28/31	325,000	261,700
4.875%, 3/3/33	500,000	482,264
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,436,520
Bristol-Myers Squibb Co.
0.750%, 11/13/25	600,000	544,736
3.200%, 6/15/26	600,000	568,670
1.125%, 11/13/27	600,000	512,056
3.900%, 2/20/28	2,750,000	2,601,440
3.400%, 7/26/29	773,000	701,030
1.450%, 11/13/30	355,000	272,577
Eli Lilly and Co.
2.750%, 6/1/25	707,000	676,649
5.000%, 2/27/26	220,000	219,454
3.375%, 3/15/29	258,000	236,888
GlaxoSmithKline Capital, Inc.
3.625%, 5/15/25	280,000	271,988
3.875%, 5/15/28	500,000	473,802
Johnson & Johnson
2.625%, 1/15/25	750,000	724,978
0.550%, 9/1/25	500,000	457,570
2.450%, 3/1/26	750,000	703,285
2.950%, 3/3/27	500,000	467,455
0.950%, 9/1/27	625,000	536,196
1.300%, 9/1/30	705,000	555,581
Merck & Co., Inc.
2.750%, 2/10/25	1,000,000	966,106
0.750%, 2/24/26	440,000	396,042
1.700%, 6/10/27(x)	600,000	531,027
4.050%, 5/17/28(x)	250,000	240,055
1.900%, 12/10/28	300,000	256,058
3.400%, 3/7/29	750,000	684,296
4.300%, 5/17/30	500,000	471,579
1.450%, 6/24/30	895,000	701,339
2.150%, 12/10/31	570,000	450,699
4.500%, 5/17/33	295,000	276,125
Novartis Capital Corp.
1.750%, 2/14/25	750,000	712,511
2.000%, 2/14/27	750,000	677,773
3.100%, 5/17/27	1,000,000	934,448
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/25	560,000	552,984
4.450%, 5/19/26	1,170,000	1,142,790
4.450%, 5/19/28	2,000,000	1,929,210
4.650%, 5/19/30	1,500,000	1,435,590
4.750%, 5/19/33	1,195,000	1,132,504
Pfizer, Inc.
0.800%, 5/28/25	315,000	292,067
2.750%, 6/3/26	1,000,000	937,103
3.600%, 9/15/28	1,350,000	1,263,826
3.450%, 3/15/29	1,000,000	920,801
1.700%, 5/28/30	250,000	200,098
1.750%, 8/18/31	490,000	379,472
Royalty Pharma plc
1.200%, 9/2/25	715,000	649,411
1.750%, 9/2/27	455,000	387,648
2.200%, 9/2/30(x)	415,000	321,813
Sanofi
3.625%, 6/19/28	750,000	707,026
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,286,627
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	979,683
2.050%, 3/31/30	470,000	377,922
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	750,000	702,411
Viatris, Inc.
1.650%, 6/22/25	535,000	494,055
2.300%, 6/22/27	375,000	322,739
2.700%, 6/22/30	885,000	690,327
Zoetis, Inc.
4.500%, 11/13/25	750,000	733,077
3.000%, 9/12/27	500,000	458,493
3.900%, 8/20/28	350,000	328,378
2.000%, 5/15/30	500,000	399,695

		41,572,072

Total Health Care		132,489,926

Industrials (2.0%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.850%, 10/30/24	300,000	289,803
4.875%, 5/1/25	1,430,000	1,405,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.600%, 10/30/25	$650,000	$606,930
2.750%, 2/1/26	600,000	559,433
2.196%, 2/4/26	1,250,000	1,147,462
3.100%, 5/1/26	500,000	466,854
2.250%, 6/15/26	300,000	272,600
2.700%, 2/1/27(x)	365,000	330,115
5.040%, 5/1/27	1,500,000	1,462,104
3.250%, 2/1/28	600,000	539,903
3.450%, 11/1/28	300,000	270,045
3.200%, 3/1/29	500,000	439,176
2.950%, 2/1/30	750,000	629,670
5.150%, 5/1/30	1,000,000	956,162
General Dynamics Corp.
2.375%, 11/15/24	500,000	481,225
3.500%, 5/15/25	750,000	726,437
1.150%, 6/1/26	415,000	372,013
2.125%, 8/15/26	750,000	688,001
3.750%, 5/15/28(x)	805,000	755,585
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	835,981
L3Harris Technologies, Inc.
3.832%, 4/27/25	200,000	193,844
3.850%, 12/15/26	245,000	231,902
5.400%, 1/15/27	335,000	332,089
4.400%, 6/15/28	1,750,000	1,653,984
5.400%, 7/31/33	750,000	721,877
Leidos, Inc.
3.625%, 5/15/25	120,000	115,405
4.375%, 5/15/30	95,000	85,180
5.750%, 3/15/33	375,000	359,461
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	600,393
4.450%, 5/15/28	480,000	463,767
Northrop Grumman Corp.
2.930%, 1/15/25	1,000,000	964,275
3.250%, 1/15/28	1,500,000	1,374,065
Precision Castparts Corp.
3.250%, 6/15/25	750,000	723,091
RTX Corp.
3.950%, 8/16/25	375,000	363,009
3.500%, 3/15/27	715,000	666,255
3.125%, 5/4/27(x)	1,250,000	1,150,295
1.900%, 9/1/31	1,520,000	1,147,361
2.375%, 3/15/32	750,000	579,462
5.150%, 2/27/33	290,000	274,881
Textron, Inc.
3.875%, 3/1/25	285,000	277,484
4.000%, 3/15/26	175,000	168,054
3.650%, 3/15/27	250,000	232,931

		25,914,345

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	468,043
FedEx Corp.
3.250%, 4/1/26	500,000	474,118
3.400%, 2/15/28	500,000	459,815
4.200%, 10/17/28	500,000	475,012
3.100%, 8/5/29(x)	750,000	658,904
United Parcel Service, Inc.
2.800%, 11/15/24	500,000	484,581
3.050%, 11/15/27	750,000	690,797
3.400%, 3/15/29(x)	310,000	284,719
2.500%, 9/1/29	150,000	129,376
4.875%, 3/3/33(x)	290,000	279,008

		4,404,373

Building Products (0.2%)
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	513,394
Carrier Global Corp.
2.493%, 2/15/27(x)	830,000	747,855
2.722%, 2/15/30	1,570,000	1,309,843
Fortune Brands Innovations, Inc.
4.000%, 6/15/25	350,000	336,991
3.250%, 9/15/29	350,000	303,358
4.000%, 3/25/32	500,000	427,739
5.875%, 6/1/33	315,000	303,216
Johnson Controls International plc
1.750%, 9/15/30	265,000	205,889
2.000%, 9/16/31	585,000	446,569
Lennox International, Inc.
1.350%, 8/1/25	135,000	124,443
1.700%, 8/1/27	100,000	86,245
5.500%, 9/15/28	250,000	247,047
Masco Corp.
1.500%, 2/15/28	375,000	314,419
2.000%, 10/1/30	500,000	382,775
2.000%, 2/15/31	500,000	383,083
Owens Corning
4.200%, 12/1/24	300,000	293,402
3.400%, 8/15/26	285,000	266,808
3.950%, 8/15/29	250,000	227,216
Trane Technologies Financing Ltd.
3.500%, 3/21/26	500,000	474,691
3.800%, 3/21/29	500,000	460,506
5.250%, 3/3/33	135,000	130,432

		7,985,921

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.450%, 5/1/25	115,000	111,186
3.700%, 4/1/27	600,000	568,566
4.000%, 5/1/32(x)	500,000	448,636
RELX Capital, Inc.
4.000%, 3/18/29	750,000	697,755
3.000%, 5/22/30	250,000	213,385
4.750%, 5/20/32	105,000	97,596
Republic Services, Inc.
0.875%, 11/15/25	200,000	180,766
3.375%, 11/15/27	275,000	253,682
3.950%, 5/15/28	750,000	703,014
4.875%, 4/1/29	555,000	538,893
Waste Connections, Inc.
3.500%, 5/1/29(x)	750,000	679,970
Waste Management, Inc.
0.750%, 11/15/25	135,000	122,485
3.150%, 11/15/27	750,000	689,098
1.150%, 3/15/28(x)	195,000	163,393
4.875%, 2/15/29	500,000	489,136
2.000%, 6/1/29	250,000	207,932
4.625%, 2/15/30	500,000	476,105
4.150%, 4/15/32	1,000,000	912,335
4.625%, 2/15/33	500,000	466,574

		8,020,507

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	160,000	151,325
2.900%, 10/1/30	1,000,000	816,122

		967,447

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	461,065
4.350%, 5/18/28	310,000	298,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Emerson Electric Co.
3.150%, 6/1/25	$350,000	$336,902
0.875%, 10/15/26	665,000	584,063
1.800%, 10/15/27	235,000	205,448
2.000%, 12/21/28	600,000	511,300
2.200%, 12/21/31	600,000	476,365
Hubbell, Inc.
3.150%, 8/15/27	150,000	137,062
3.500%, 2/15/28	500,000	461,549
2.300%, 3/15/31(x)	290,000	229,312
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	481,835
3.500%, 3/1/29(x)	300,000	275,484
1.750%, 8/15/31	200,000	153,718

		4,612,219

Ground Transportation (0.3%)
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	750,000	724,838
3.650%, 9/1/25	500,000	483,276
3.250%, 6/15/27	400,000	374,895
Canadian National Railway Co.
2.950%, 11/21/24	250,000	242,049
3.850%, 8/5/32	500,000	445,600
Canadian Pacific Railway Co.
1.350%, 12/2/24	570,000	540,505
2.900%, 2/1/25	1,000,000	961,118
1.750%, 12/2/26(x)	290,000	258,853
2.875%, 11/15/29	310,000	265,814
2.050%, 3/5/30	180,000	145,094
2.450%, 12/2/31(x)	335,000	287,898
CSX Corp.
3.350%, 11/1/25	500,000	478,357
2.600%, 11/1/26	750,000	688,586
3.250%, 6/1/27	550,000	511,095
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	481,550
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	468,117
3.150%, 6/1/27	365,000	337,069
2.550%, 11/1/29	500,000	421,552
5.050%, 8/1/30	355,000	342,147
Ryder System, Inc.
3.350%, 9/1/25	500,000	476,597
1.750%, 9/1/26	310,000	277,118
2.900%, 12/1/26	220,000	200,858
2.850%, 3/1/27	145,000	131,618
4.300%, 6/15/27	250,000	237,463
5.650%, 3/1/28	750,000	741,508
5.250%, 6/1/28	355,000	345,616
Union Pacific Corp.
3.750%, 7/15/25	625,000	604,404
3.250%, 8/15/25	250,000	240,057
4.750%, 2/21/26	125,000	123,393
2.750%, 3/1/26	250,000	234,670
2.150%, 2/5/27	500,000	451,511
3.700%, 3/1/29	530,000	491,387
2.400%, 2/5/30	430,000	358,791
2.375%, 5/20/31	470,000	381,279
2.800%, 2/14/32	350,000	288,159

		14,042,842

Industrial Conglomerates (0.1%)
3M Co.
3.000%, 8/7/25	750,000	713,026
2.250%, 9/19/26	500,000	454,499
2.875%, 10/15/27(x)	500,000	452,079
3.625%, 9/14/28	500,000	456,330
2.375%, 8/26/29	750,000	626,757
Honeywell International, Inc.
1.350%, 6/1/25	500,000	467,880
4.250%, 1/15/29	475,000	453,291
2.700%, 8/15/29(x)	295,000	257,100
1.950%, 6/1/30	1,000,000	807,666
1.750%, 9/1/31	960,000	736,843
Pentair Finance Sarl
4.500%, 7/1/29	250,000	229,654
5.900%, 7/15/32	500,000	487,956

		6,143,081

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	305,931
1.900%, 3/12/31(x)	350,000	283,660
CNH Industrial Capital LLC
3.950%, 5/23/25	120,000	116,341
5.450%, 10/14/25	85,000	84,346
1.875%, 1/15/26	875,000	801,890
1.450%, 7/15/26	500,000	444,711
CNH Industrial NV
3.850%, 11/15/27	655,000	609,601
Cummins, Inc.
0.750%, 9/1/25	165,000	150,667
Dover Corp.
3.150%, 11/15/25	250,000	236,800
2.950%, 11/4/29	105,000	90,891
IDEX Corp.
3.000%, 5/1/30	250,000	211,316
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	882,669
Kennametal, Inc.
4.625%, 6/15/28	250,000	234,776
nVent Finance Sarl
2.750%, 11/15/31	500,000	379,994
5.650%, 5/15/33	500,000	465,361
Oshkosh Corp.
4.600%, 5/15/28	250,000	238,920
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	718,532
5.250%, 8/16/28	185,000	182,425
2.565%, 2/15/30	925,000	765,919
Parker-Hannifin Corp.
3.300%, 11/21/24	600,000	583,696
4.250%, 9/15/27	355,000	338,531
3.250%, 6/14/29	270,000	239,228
4.500%, 9/15/29	250,000	236,432
Stanley Black & Decker, Inc.
2.300%, 2/24/25	265,000	251,830
3.400%, 3/1/26	355,000	335,089
6.272%, 3/6/26(x)	500,000	501,144
6.000%, 3/6/28	500,000	503,966
4.250%, 11/15/28	350,000	326,345
3.000%, 5/15/32(x)	285,000	230,519
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	253,622
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	180,000	170,887
3.450%, 11/15/26	500,000	465,846
4.700%, 9/15/28(e)	750,000	704,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Xylem, Inc.
3.250%, 11/1/26	$570,000	$530,624
1.950%, 1/30/28	350,000	301,178

		13,178,179

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	765,000	756,057
3.000%, 11/15/26	250,000	230,323
5.125%, 6/15/27	850,000	826,540
3.450%, 11/16/27(x)	250,000	226,707
2.625%, 2/10/30	350,000	288,439

		2,328,066

Professional Services (0.1%)
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	482,416
1.700%, 5/15/28	485,000	418,206
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	328,278
2.900%, 12/1/29	500,000	422,407
2.600%, 5/1/31	1,000,000	794,768
Equifax, Inc.
2.600%, 12/1/24	250,000	240,468
5.100%, 12/15/27	565,000	548,064
5.100%, 6/1/28	750,000	724,185
Thomson Reuters Corp.
3.350%, 5/15/26	570,000	538,246
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	387,873
4.125%, 3/15/29	500,000	465,253

		5,350,164

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.300%, 2/1/25	350,000	331,564
3.375%, 7/1/25	235,000	223,107
2.875%, 1/15/26	790,000	735,791
3.750%, 6/1/26	375,000	353,637
1.875%, 8/15/26	375,000	332,994
2.200%, 1/15/27	750,000	663,214
5.850%, 12/15/27	500,000	493,489
5.300%, 2/1/28	250,000	241,216
2.100%, 9/1/28	455,000	377,399
3.000%, 2/1/30	250,000	205,646
3.125%, 12/1/30	350,000	284,265
2.875%, 1/15/32(x)	750,000	584,529
Aircastle Ltd.
4.250%, 6/15/26	235,000	222,119
GATX Corp.
3.250%, 3/30/25	400,000	382,404
WW Grainger, Inc.
1.850%, 2/15/25	350,000	332,662

		5,764,036

Total Industrials		98,711,180

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.500%, 6/15/25	425,000	411,452
2.950%, 2/28/26	750,000	712,498
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	189,445
3.750%, 8/15/29(x)	500,000	445,159
2.000%, 12/10/30	320,000	240,212
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	525,658
4.600%, 5/23/29	350,000	330,599
5.600%, 6/1/32	500,000	477,214

		3,332,237

Electronic Equipment, Instruments & Components (0.3%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	485,161
3.550%, 10/1/27	500,000	455,662
5.411%, 7/1/32	200,000	188,176
Amphenol Corp.
2.050%, 3/1/25	1,000,000	947,093
4.750%, 3/30/26	65,000	63,812
2.200%, 9/15/31	440,000	344,355
Arrow Electronics, Inc.
6.125%, 3/1/26	375,000	372,218
Avnet, Inc.
4.625%, 4/15/26	500,000	481,910
6.250%, 3/15/28	500,000	498,181
3.000%, 5/15/31(x)	500,000	388,743
5.500%, 6/1/32	100,000	91,653
CDW LLC
2.670%, 12/1/26	715,000	644,394
3.276%, 12/1/28	535,000	459,495
3.569%, 12/1/31	750,000	615,855
Flex Ltd.
4.750%, 6/15/25	800,000	780,984
3.750%, 2/1/26	500,000	474,000
4.875%, 6/15/29	350,000	326,494
4.875%, 5/12/30	665,000	618,257
Jabil, Inc.
1.700%, 4/15/26	185,000	166,160
4.250%, 5/15/27(x)	375,000	354,227
3.950%, 1/12/28	270,000	249,997
5.450%, 2/1/29	315,000	305,859
3.600%, 1/15/30	150,000	129,888
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	589,635
4.600%, 4/6/27	465,000	448,453
3.000%, 10/30/29	250,000	214,266
Teledyne Technologies, Inc.
1.600%, 4/1/26	500,000	452,640
2.250%, 4/1/28(x)	500,000	430,440
Trimble, Inc.
4.750%, 12/1/24	350,000	344,347
4.900%, 6/15/28	450,000	429,699
Tyco Electronics Group SA
4.500%, 2/13/26	300,000	293,042
3.700%, 2/15/26	250,000	239,706
3.125%, 8/15/27	365,000	336,306
2.500%, 2/4/32	85,000	67,985
Vontier Corp.
1.800%, 4/1/26	310,000	275,835
2.400%, 4/1/28	500,000	414,681

		13,979,609

IT Services (0.2%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	401,080
DXC Technology Co.
1.800%, 9/15/26	750,000	658,955
2.375%, 9/15/28	750,000	608,895
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	241,017
1.750%, 4/10/26	200,000	179,708
International Business Machines Corp.
4.000%, 7/27/25	500,000	486,447
4.500%, 2/6/26	500,000	488,703
3.300%, 5/15/26	1,500,000	1,418,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.300%, 1/27/27	$1,095,000	$1,023,312
2.200%, 2/9/27	185,000	166,420
1.700%, 5/15/27(x)	405,000	354,843
4.150%, 7/27/27	500,000	477,111
4.500%, 2/6/28	500,000	482,682
1.950%, 5/15/30	220,000	176,642
2.720%, 2/9/32	380,000	311,154
4.400%, 7/27/32	500,000	460,332
4.750%, 2/6/33(x)	500,000	471,135

		8,407,253

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	58,326
Analog Devices, Inc.
3.500%, 12/5/26	500,000	474,024
3.450%, 6/15/27	500,000	467,602
1.700%, 10/1/28	340,000	286,797
2.100%, 10/1/31	435,000	343,547
Applied Materials, Inc.
1.750%, 6/1/30	585,000	467,321
Broadcom, Inc.
3.459%, 9/15/26	260,000	243,847
1.950%, 2/15/28§	515,000	438,493
4.110%, 9/15/28	1,942,000	1,791,134
4.000%, 4/15/29§	250,000	225,934
5.000%, 4/15/30	4,500,000	4,290,204
2.450%, 2/15/31§	1,250,000	975,512
4.150%, 4/15/32§	200,000	173,394
Intel Corp.
3.700%, 7/29/25	1,795,000	1,736,706
4.875%, 2/10/26	115,000	113,538
2.600%, 5/19/26	500,000	467,864
3.150%, 5/11/27(x)	1,000,000	926,084
3.750%, 8/5/27	500,000	471,149
4.875%, 2/10/28	375,000	368,219
2.450%, 11/15/29(x)	1,605,000	1,362,284
5.125%, 2/10/30	355,000	348,331
3.900%, 3/25/30	1,000,000	910,753
2.000%, 8/12/31(x)	750,000	586,403
4.150%, 8/5/32	500,000	454,558
5.200%, 2/10/33	335,000	323,440
KLA Corp.
4.100%, 3/15/29	625,000	590,903
4.650%, 7/15/32	440,000	416,036
Lam Research Corp.
3.800%, 3/15/25	350,000	340,691
3.750%, 3/15/26	750,000	721,124
4.000%, 3/15/29	530,000	499,082
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	302,318
2.450%, 4/15/28(x)	335,000	289,462
4.875%, 6/22/28	350,000	334,420
2.950%, 4/15/31	290,000	234,420
5.950%, 9/15/33	470,000	460,352
Micron Technology, Inc.
4.975%, 2/6/26	350,000	342,250
4.185%, 2/15/27	375,000	352,057
5.375%, 4/15/28	500,000	483,250
5.327%, 2/6/29	350,000	336,806
6.750%, 11/1/29	500,000	508,409
2.703%, 4/15/32	220,000	167,650
5.875%, 2/9/33	315,000	301,047
NVIDIA Corp.
3.200%, 9/16/26	850,000	804,470
1.550%, 6/15/28	1,000,000	852,360
2.000%, 6/15/31	1,000,000	799,648
NXP BV
2.700%, 5/1/25(x)	100,000	94,866
5.350%, 3/1/26	500,000	492,670
3.875%, 6/18/26	500,000	475,360
3.150%, 5/1/27(x)	165,000	150,333
4.400%, 6/1/27	115,000	109,083
5.550%, 12/1/28	335,000	327,047
4.300%, 6/18/29	750,000	686,010
3.400%, 5/1/30	1,215,000	1,039,949
2.500%, 5/11/31	500,000	389,850
Qorvo, Inc.
1.750%, 12/15/24§	220,000	206,688
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,398,456
2.150%, 5/20/30	500,000	413,660
4.250%, 5/20/32	260,000	240,949
Texas Instruments, Inc.
1.375%, 3/12/25	105,000	98,996
1.125%, 9/15/26(x)	335,000	298,621
2.900%, 11/3/27	355,000	325,371
4.600%, 2/15/28	55,000	53,855
2.250%, 9/4/29(x)	320,000	272,657
1.900%, 9/15/31(x)	600,000	472,432
3.650%, 8/16/32	140,000	123,277
4.900%, 3/14/33	650,000	627,638
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	437,193
4.125%, 4/22/29	500,000	469,565
4.250%, 4/22/32(x)	345,000	318,435

		36,965,180

Software (0.5%)
Adobe, Inc.
1.900%, 2/1/25	470,000	448,166
2.150%, 2/1/27	465,000	422,235
Autodesk, Inc.
4.375%, 6/15/25	600,000	586,528
3.500%, 6/15/27	1,000,000	933,466
2.850%, 1/15/30	195,000	165,159
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	172,451
Fortinet, Inc.
1.000%, 3/15/26	185,000	164,486
2.200%, 3/15/31	125,000	96,355
Intuit, Inc.
0.950%, 7/15/25	250,000	230,222
5.250%, 9/15/26	500,000	498,955
1.350%, 7/15/27(x)	165,000	142,537
5.125%, 9/15/28	500,000	495,209
5.200%, 9/15/33	650,000	633,923
Microsoft Corp.
2.400%, 8/8/26	3,260,000	3,027,798
3.300%, 2/6/27	1,000,000	948,688
Oracle Corp.
2.950%, 11/15/24	750,000	726,115
5.800%, 11/10/25	145,000	145,513
1.650%, 3/25/26	680,000	615,743
2.650%, 7/15/26	2,805,000	2,587,360
3.250%, 11/15/27	1,000,000	909,201
4.500%, 5/6/28	610,000	581,104
6.150%, 11/9/29	295,000	299,936
2.950%, 4/1/30	5,000,000	4,206,705
4.650%, 5/6/30	1,000,000	935,081
4.900%, 2/6/33	525,000	484,669
Roper Technologies, Inc.
1.000%, 9/15/25	310,000	283,432
3.850%, 12/15/25	125,000	120,217
3.800%, 12/15/26	285,000	269,830
1.400%, 9/15/27	375,000	319,823
2.950%, 9/15/29(x)	210,000	182,512
2.000%, 6/30/30	440,000	348,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Salesforce, Inc.
3.700%, 4/11/28	$375,000	$353,249
1.500%, 7/15/28	650,000	552,902
1.950%, 7/15/31	1,200,000	948,336
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,532,891
VMware, Inc.
1.400%, 8/15/26	310,000	273,446
3.900%, 8/21/27	2,050,000	1,908,495
1.800%, 8/15/28	405,000	336,306

		27,887,214

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
2.750%, 1/13/25	750,000	725,330
2.500%, 2/9/25	1,000,000	962,150
1.125%, 5/11/25	500,000	467,567
0.550%, 8/20/25	1,000,000	916,931
0.700%, 2/8/26	1,000,000	900,545
4.421%, 5/8/26(x)	355,000	349,309
2.450%, 8/4/26	1,675,000	1,554,690
2.050%, 9/11/26	750,000	688,219
3.350%, 2/9/27	1,500,000	1,418,526
3.200%, 5/11/27(x)	923,000	866,745
3.000%, 6/20/27	2,060,000	1,917,588
1.200%, 2/8/28	1,000,000	851,977
4.000%, 5/10/28(x)	355,000	340,634
1.400%, 8/5/28	1,000,000	846,782
3.250%, 8/8/29	750,000	685,058
2.200%, 9/11/29	750,000	643,786
4.150%, 5/10/30(x)	225,000	214,969
1.650%, 5/11/30	440,000	356,651
3.350%, 8/8/32	750,000	659,401
4.300%, 5/10/33(x)	500,000	472,012
Dell International LLC
5.850%, 7/15/25	1,000,000	998,460
6.020%, 6/15/26	445,000	446,508
4.900%, 10/1/26	1,300,000	1,266,083
5.250%, 2/1/28	250,000	246,029
5.300%, 10/1/29	1,500,000	1,453,902
Hewlett Packard Enterprise Co.
5.900%, 10/1/24	750,000	749,378
1.750%, 4/1/26	600,000	544,325
6.102%, 4/1/26	500,000	499,689
5.250%, 7/1/28	500,000	487,782
HP, Inc.
1.450%, 6/17/26	750,000	670,941
4.750%, 1/15/28	500,000	479,858
2.650%, 6/17/31	750,000	585,295
4.200%, 4/15/32(x)	500,000	431,827
NetApp, Inc.
1.875%, 6/22/25	215,000	200,951
2.375%, 6/22/27	300,000	267,682
2.700%, 6/22/30(x)	300,000	243,294
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	200,927
Western Digital Corp.
2.850%, 2/1/29	500,000	399,685

		26,011,486

Total Information Technology		116,582,979

Materials (0.9%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
1.500%, 10/15/25	130,000	120,109
1.850%, 5/15/27	195,000	173,093
2.050%, 5/15/30	125,000	102,639
4.800%, 3/3/33	500,000	478,807
Albemarle Corp.
4.650%, 6/1/27(x)	250,000	239,822
5.050%, 6/1/32(x)	250,000	227,284
Cabot Corp.
4.000%, 7/1/29	500,000	452,561
5.000%, 6/30/32	200,000	182,846
Celanese US Holdings LLC
6.050%, 3/15/25	500,000	498,164
1.400%, 8/5/26	250,000	216,957
6.165%, 7/15/27	500,000	492,859
6.350%, 11/15/28	355,000	350,930
6.330%, 7/15/29	500,000	490,156
6.550%, 11/15/30	500,000	488,443
6.379%, 7/15/32	500,000	480,894
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	484,124
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,122,790
4.725%, 11/15/28	1,000,000	967,536
Eastman Chemical Co.
5.750%, 3/8/33	750,000	716,401
Ecolab, Inc.
2.700%, 11/1/26	215,000	199,317
1.650%, 2/1/27	1,000,000	885,625
EIDP, Inc.
1.700%, 7/15/25	145,000	135,000
4.500%, 5/15/26	355,000	345,521
4.800%, 5/15/33	500,000	465,370
FMC Corp.
5.150%, 5/18/26	315,000	306,049
3.200%, 10/1/26(x)	350,000	319,922
5.650%, 5/18/33	500,000	451,339
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	352,399
Linde, Inc.
4.700%, 12/5/25	500,000	494,126
3.200%, 1/30/26	350,000	335,067
1.100%, 8/10/30	500,000	383,837
LYB International Finance III LLC
1.250%, 10/1/25	241,000	219,630
2.250%, 10/1/30	270,000	214,599
5.625%, 5/15/33	500,000	480,804
Mosaic Co. (The)
4.050%, 11/15/27	750,000	702,659
NewMarket Corp.
2.700%, 3/18/31	500,000	392,409
Nutrien Ltd.
4.000%, 12/15/26	500,000	473,198
4.900%, 3/27/28	235,000	226,751
4.200%, 4/1/29(x)	280,000	258,862
2.950%, 5/13/30	500,000	417,083
PPG Industries, Inc.
1.200%, 3/15/26	510,000	457,675
2.800%, 8/15/29	250,000	215,463
RPM International, Inc.
3.750%, 3/15/27	350,000	325,941
4.550%, 3/1/29(x)	500,000	461,151
2.950%, 1/15/32	470,000	366,476
Sherwin-Williams Co. (The)
4.250%, 8/8/25	175,000	170,046
3.950%, 1/15/26	500,000	481,488
3.450%, 6/1/27	750,000	698,328
2.950%, 8/15/29	500,000	432,134
Westlake Corp.
3.600%, 8/15/26	500,000	471,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 6/15/30	$280,000	$237,713

		20,663,713

Construction Materials (0.0%)†
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	292,259
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	297,478
3.500%, 12/15/27	500,000	460,138
2.400%, 7/15/31	250,000	195,473
Series CB
2.500%, 3/15/30	235,000	192,433
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,223,640
5.800%, 3/1/26	335,000	333,701
3.900%, 4/1/27	130,000	122,303

		3,117,425

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33(x)	320,000	307,007
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	165,000	159,529
3.100%, 9/15/26	500,000	457,031
2.630%, 6/19/30	220,000	177,201
2.690%, 5/25/31	490,000	389,221
Avery Dennison Corp.
4.875%, 12/6/28	300,000	288,317
5.750%, 3/15/33	250,000	243,444
Berry Global, Inc.
1.570%, 1/15/26	1,125,000	1,011,611
1.650%, 1/15/27	500,000	425,000
5.500%, 4/15/28§	250,000	240,570
Packaging Corp. of America
3.400%, 12/15/27(x)	360,000	330,017
Sonoco Products Co.
1.800%, 2/1/25	395,000	372,796
2.250%, 2/1/27	415,000	368,167
WRKCo., Inc.
3.750%, 3/15/25	500,000	484,812
4.650%, 3/15/26	550,000	532,340
4.000%, 3/15/28	500,000	462,835
3.900%, 6/1/28	175,000	160,010

		6,409,908

Metals & Mining (0.3%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	323,550
3.750%, 10/1/30	200,000	160,672
BHP Billiton Finance USA Ltd.
4.875%, 2/27/26	500,000	492,718
5.250%, 9/8/26	500,000	496,924
4.750%, 2/28/28	500,000	485,790
5.100%, 9/8/28(x)	500,000	490,344
5.250%, 9/8/30	500,000	488,556
4.900%, 2/28/33(x)	530,000	502,060
5.250%, 9/8/33	500,000	482,980
Freeport-McMoRan, Inc.
4.550%, 11/14/24	1,500,000	1,473,723
4.625%, 8/1/30	1,500,000	1,349,906
Kinross Gold Corp.
6.250%, 7/15/33§	500,000	480,693
Nucor Corp.
3.950%, 5/23/25	140,000	135,791
2.000%, 6/1/25	100,000	93,947
4.300%, 5/23/27	500,000	478,773
3.950%, 5/1/28	1,350,000	1,265,550
Reliance Steel & Aluminum Co.
1.300%, 8/15/25	310,000	284,184
2.150%, 8/15/30	275,000	215,597
Rio Tinto Finance USA plc
5.000%, 3/9/33	750,000	718,983
Southern Copper Corp.
3.875%, 4/23/25	300,000	287,781
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	481,270
2.400%, 6/15/25	465,000	436,483
1.650%, 10/15/27	190,000	161,301
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,011,286
6.125%, 6/12/33	375,000	361,837

		13,160,699

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	449,745
Suzano Austria GmbH
2.500%, 9/15/28	210,000	174,300
6.000%, 1/15/29	1,000,000	973,000
5.000%, 1/15/30	2,000,000	1,813,360
Suzano International Finance BV
5.500%, 1/17/27	625,000	612,500

		4,022,905

Total Materials		47,374,650

Real Estate (1.6%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,383,690
5.550%, 1/15/28	500,000	488,177
GLP Capital LP (REIT)
5.250%, 6/1/25	505,000	494,365
5.375%, 4/15/26	750,000	724,942
5.750%, 6/1/28	385,000	364,306
3.250%, 1/15/32	250,000	192,650
Simon Property Group LP (REIT)
3.500%, 9/1/25	820,000	786,369
3.250%, 11/30/26	500,000	465,034
3.375%, 6/15/27	1,750,000	1,614,561
3.375%, 12/1/27	750,000	684,502
1.750%, 2/1/28	500,000	424,422
2.450%, 9/13/29	750,000	622,357
2.650%, 7/15/30	500,000	411,617
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	241,847
4.625%, 3/15/29	250,000	213,866
2.750%, 11/18/30	250,000	178,874
2.700%, 12/1/31	500,000	341,022
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	522,322
2.150%, 6/1/26	90,000	76,428
3.400%, 6/1/31	135,000	96,926
WP Carey, Inc. (REIT)
4.000%, 2/1/25	300,000	291,593
4.250%, 10/1/26	400,000	381,502
3.850%, 7/15/29	250,000	220,520

		11,221,892

Health Care REITs (0.2%)
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	394,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Healthpeak OP LLC (REIT)
3.400%, 2/1/25	$31,000	$29,905
3.250%, 7/15/26	175,000	164,437
1.350%, 2/1/27(x)	1,000,000	868,861
2.125%, 12/1/28	795,000	667,078
3.500%, 7/15/29	200,000	176,628
5.250%, 12/15/32	375,000	348,649
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	109,556
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	450,000	437,302
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	234,673
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	618,817
Ventas Realty LP (REIT)
2.650%, 1/15/25	1,000,000	953,901
3.250%, 10/15/26	800,000	735,031
Welltower OP LLC (REIT)
2.700%, 2/15/27	250,000	227,424
4.250%, 4/15/28	1,225,000	1,140,335
2.050%, 1/15/29	1,165,000	963,225

		8,069,900

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
Series E
4.000%, 6/15/25	310,000	298,285

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 6/30/26	750,000	707,023
3.250%, 10/1/26	300,000	281,131
2.125%, 4/15/27	500,000	446,491
3.375%, 12/15/27	680,000	623,215
4.875%, 6/15/28	500,000	487,228
4.000%, 9/15/28	300,000	279,565
4.375%, 2/1/29	155,000	146,046
2.875%, 11/15/29	185,000	158,545
1.750%, 7/1/30	200,000	155,509
2.250%, 1/15/32	500,000	387,367
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	189,854
2.150%, 9/1/31	200,000	148,913

		4,010,887

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	721,788
3.800%, 4/15/26	250,000	238,716
Boston Properties LP (REIT)
3.200%, 1/15/25	1,750,000	1,676,352
3.400%, 6/21/29	750,000	627,845
3.250%, 1/30/31	1,500,000	1,180,387
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	270,000	242,420
2.000%, 1/15/29	425,000	331,918
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	600,000	499,141
Kilroy Realty LP (REIT)
3.450%, 12/15/24	350,000	337,083
4.375%, 10/1/25	400,000	383,862
4.750%, 12/15/28	350,000	316,639
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28	250,000	251,988
3.150%, 8/15/30	500,000	349,897

		7,158,036

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,459,615
2.500%, 4/1/31	250,000	193,314

		1,652,929

Residential REITs (0.3%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	464,900
2.375%, 7/15/31	160,000	121,995
3.625%, 4/15/32	350,000	288,937
AvalonBay Communities, Inc. (REIT)
3.500%, 11/15/25	250,000	238,231
2.950%, 5/11/26(x)	1,000,000	936,106
2.900%, 10/15/26	250,000	230,623
3.350%, 5/15/27	175,000	161,431
1.900%, 12/1/28	1,250,000	1,053,608
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	200,626
ERP Operating LP (REIT)
3.375%, 6/1/25	1,000,000	960,415
3.250%, 8/1/27	355,000	324,828
4.150%, 12/1/28(x)	300,000	281,252
1.850%, 8/1/31	200,000	151,390
Essex Portfolio LP (REIT)
3.500%, 4/1/25	650,000	625,794
3.375%, 4/15/26	250,000	235,907
1.700%, 3/1/28	625,000	522,733
4.000%, 3/1/29	500,000	452,327
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	313,686
5.450%, 8/15/30	300,000	285,779
4.150%, 4/15/32	250,000	214,499
5.500%, 8/15/33	500,000	466,382
Mid-America Apartments LP (REIT)
4.000%, 11/15/25	350,000	338,504
1.100%, 9/15/26	165,000	144,986
3.600%, 6/1/27	500,000	467,824
3.950%, 3/15/29	750,000	691,414
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	453,614
2.100%, 3/15/28	500,000	420,387
4.000%, 7/15/29(x)	225,000	198,534
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	256,885
2.700%, 7/15/31	185,000	142,201
4.200%, 4/15/32	250,000	213,093
5.700%, 1/15/33	250,000	235,712
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	450,971
2.750%, 9/1/31	200,000	144,507
UDR, Inc. (REIT)
2.950%, 9/1/26(x)	125,000	115,204
3.500%, 7/1/27	350,000	322,077
3.200%, 1/15/30	1,000,000	856,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 8/15/31	$150,000	$121,533

		14,105,037

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	264,364
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	355,000	341,475
4.125%, 6/15/26	275,000	258,853
3.900%, 3/15/27	250,000	229,726
2.250%, 4/1/28	175,000	147,166
4.125%, 5/15/29	375,000	334,535
4.050%, 7/1/30	375,000	327,325
2.500%, 8/16/31	250,000	189,284
Federal Realty OP LP (REIT)
1.250%, 2/15/26	250,000	224,669
3.250%, 7/15/27	500,000	455,244
5.375%, 5/1/28	500,000	484,824
3.200%, 6/15/29	500,000	428,340
Kimco Realty OP LLC (REIT)
3.300%, 2/1/25	610,000	586,955
1.900%, 3/1/28	200,000	168,013
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	228,169
NNN REIT, Inc. (REIT)
4.000%, 11/15/25	200,000	191,514
3.600%, 12/15/26	250,000	232,480
4.300%, 10/15/28	665,000	615,567
Realty Income Corp. (REIT)
3.875%, 4/15/25	750,000	727,541
4.625%, 11/1/25	500,000	488,480
5.050%, 1/13/26	55,000	54,257
0.750%, 3/15/26	390,000	345,132
4.875%, 6/1/26	485,000	475,808
4.125%, 10/15/26	725,000	693,800
3.950%, 8/15/27	320,000	299,696
2.200%, 6/15/28	500,000	428,076
4.700%, 12/15/28(x)	350,000	333,563
3.250%, 6/15/29	350,000	310,408
4.850%, 3/15/30	155,000	145,980
5.625%, 10/13/32	250,000	241,126
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	336,557
4.125%, 3/15/28	500,000	463,217
2.950%, 9/15/29(x)	250,000	212,377
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	205,393
4.700%, 6/1/27	165,000	152,143

		11,622,057

Specialized REITs (0.5%)
American Tower Corp. (REIT)
2.400%, 3/15/25(x)	500,000	473,723
1.300%, 9/15/25	350,000	320,049
1.600%, 4/15/26	600,000	539,070
1.450%, 9/15/26	500,000	440,376
2.750%, 1/15/27	350,000	316,214
3.650%, 3/15/27	400,000	370,568
1.500%, 1/31/28	350,000	289,846
5.500%, 3/15/28	500,000	489,887
5.250%, 7/15/28	355,000	343,221
5.800%, 11/15/28	415,000	411,671
3.950%, 3/15/29	500,000	452,630
2.900%, 1/15/30(x)	240,000	199,517
2.100%, 6/15/30	250,000	194,496
1.875%, 10/15/30	1,000,000	756,493
2.700%, 4/15/31	600,000	476,759
2.300%, 9/15/31	355,000	268,753
5.650%, 3/15/33	250,000	240,284
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	100,000	92,060
4.450%, 2/15/26	2,165,000	2,094,654
3.700%, 6/15/26	165,000	155,976
1.050%, 7/15/26	750,000	658,407
2.900%, 3/15/27	970,000	879,092
3.650%, 9/1/27	750,000	687,517
5.000%, 1/11/28	180,000	173,786
4.800%, 9/1/28	415,000	394,334
CubeSmart LP (REIT)
3.125%, 9/1/26(x)	250,000	229,681
2.250%, 12/15/28	500,000	417,395
4.375%, 2/15/29	150,000	138,337
Equinix, Inc. (REIT)
1.250%, 7/15/25	265,000	242,549
1.000%, 9/15/25	750,000	673,125
1.450%, 5/15/26	350,000	312,430
2.900%, 11/18/26	455,000	416,894
1.800%, 7/15/27	215,000	184,728
1.550%, 3/15/28	375,000	309,844
2.000%, 5/15/28	350,000	294,587
3.200%, 11/18/29	455,000	389,421
2.500%, 5/15/31	750,000	585,452
3.900%, 4/15/32	500,000	427,219
Extra Space Storage LP (REIT)
3.500%, 7/1/26	500,000	463,668
3.875%, 12/15/27	400,000	366,422
5.700%, 4/1/28	330,000	325,970
3.900%, 4/1/29	165,000	148,238
4.000%, 6/15/29(x)	500,000	449,312
5.500%, 7/1/30	355,000	342,718
2.400%, 10/15/31	350,000	268,353
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	250,000	224,361
1.500%, 11/9/26	250,000	223,104
3.094%, 9/15/27	300,000	276,343
1.850%, 5/1/28	280,000	239,086
1.950%, 11/9/28	415,000	351,702
5.125%, 1/15/29	295,000	290,313
3.385%, 5/1/29(x)	320,000	288,229
2.300%, 5/1/31	280,000	223,132
2.250%, 11/9/31	310,000	242,601
5.100%, 8/1/33	95,000	90,844
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,350,000	1,318,225

		22,473,666

Total Real Estate		80,612,689

Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	228,853
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	233,041
Alabama Power Co.
3.750%, 9/1/27	500,000	469,161
Series 20-A
1.450%, 9/15/30	500,000	381,526
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	364,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
2.300%, 3/1/30	$150,000	$120,545
5.625%, 3/1/33	190,000	184,139
Series J
4.300%, 12/1/28	500,000	468,748
Series N
1.000%, 11/1/25	315,000	285,533
Appalachian Power Co.
3.400%, 6/1/25	350,000	335,513
Series AA
2.700%, 4/1/31	500,000	402,121
Series BB
4.500%, 8/1/32	85,000	76,089
Arizona Public Service Co.
3.150%, 5/15/25	200,000	191,433
2.950%, 9/15/27(x)	350,000	316,907
2.600%, 8/15/29	250,000	212,767
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	326,394
2.300%, 3/15/31	250,000	197,944
Avangrid, Inc.
3.150%, 12/1/24	500,000	483,161
3.800%, 6/1/29	750,000	667,948
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	643,337
2.250%, 6/15/31	500,000	396,395
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	190,165
Series AE
2.350%, 4/1/31	275,000	221,360
Series AG
3.000%, 3/1/32	200,000	165,859
Series Z
2.400%, 9/1/26	250,000	229,160
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	699,444
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	204,234
Series 122
2.950%, 8/15/27	500,000	456,696
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25	250,000	226,175
3.200%, 3/15/27	250,000	232,044
2.050%, 7/1/31	500,000	390,241
DTE Electric Co.
Series A
1.900%, 4/1/28(x)	320,000	276,878
3.000%, 3/1/32	250,000	206,877
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	469,344
2.450%, 8/15/29	300,000	253,771
2.550%, 4/15/31	375,000	306,311
2.850%, 3/15/32	220,000	179,850
4.950%, 1/15/33	500,000	473,853
Duke Energy Corp.
0.900%, 9/15/25	310,000	282,442
3.150%, 8/15/27	750,000	683,846
4.300%, 3/15/28	375,000	355,540
3.400%, 6/15/29	310,000	274,944
2.450%, 6/1/30	250,000	202,576
2.550%, 6/15/31	750,000	595,574
4.500%, 8/15/32	355,000	319,246
5.750%, 9/15/33	500,000	490,179
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	206,993
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	609,062
3.800%, 7/15/28	750,000	702,543
1.750%, 6/15/30	215,000	168,666
2.400%, 12/15/31	390,000	307,733
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	33,833
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	316,382
2.000%, 8/15/31(x)	500,000	385,929
Edison International
3.550%, 11/15/24	200,000	194,573
4.700%, 8/15/25	500,000	488,425
5.750%, 6/15/27	40,000	39,624
4.125%, 3/15/28	500,000	459,734
5.250%, 11/15/28	285,000	274,038
6.950%, 11/15/29	100,000	103,163
Emera US Finance LP
3.550%, 6/15/26	665,000	624,598
2.639%, 6/15/31	335,000	258,989
Enel Americas SA
4.000%, 10/25/26	165,000	152,919
Enel Chile SA
4.875%, 6/12/28	750,000	711,120
Entergy Arkansas LLC
3.500%, 4/1/26	300,000	285,527
Entergy Corp.
0.900%, 9/15/25	950,000	861,326
2.950%, 9/1/26	300,000	276,866
1.900%, 6/15/28	1,165,000	984,885
Entergy Louisiana LLC
0.950%, 10/1/24	960,000	914,871
2.400%, 10/1/26	500,000	455,657
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	323,937
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	294,614
Evergy, Inc.
2.900%, 9/15/29	500,000	426,448
Eversource Energy
4.750%, 5/15/26	250,000	244,410
2.900%, 3/1/27	200,000	182,483
4.600%, 7/1/27	350,000	336,197
2.550%, 3/15/31	500,000	398,641
3.375%, 3/1/32	200,000	165,372
5.125%, 5/15/33	500,000	466,145
Series H
3.150%, 1/15/25	150,000	144,936
Series L
2.900%, 10/1/24	500,000	484,339
Series Q
0.800%, 8/15/25	150,000	136,696
Series R
1.650%, 8/15/30	250,000	190,485
Series U
1.400%, 8/15/26	250,000	221,391
Exelon Corp.
3.400%, 4/15/26	500,000	472,892
2.750%, 3/15/27	500,000	454,353
5.150%, 3/15/28	150,000	147,137
3.350%, 3/15/32	500,000	415,819
5.300%, 3/15/33(x)	300,000	285,087
Florida Power & Light Co.
4.450%, 5/15/26	250,000	244,261
5.050%, 4/1/28	585,000	576,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.400%, 5/15/28	$375,000	$361,679
4.625%, 5/15/30	500,000	477,366
4.800%, 5/15/33	500,000	472,743
Series A
3.300%, 5/30/27	250,000	231,562
Fortis, Inc.
3.055%, 10/4/26	750,000	687,248
Georgia Power Co.
3.250%, 4/1/26	350,000	329,245
3.250%, 3/30/27	500,000	459,934
4.650%, 5/16/28	500,000	478,317
4.700%, 5/15/32	250,000	231,557
4.950%, 5/17/33	500,000	467,077
Series B
2.650%, 9/15/29	350,000	296,957
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,164,241
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	484,468
4.100%, 9/26/28	450,000	420,095
3.600%, 4/1/29	500,000	450,970
2.300%, 6/1/30	125,000	100,030
ITC Holdings Corp.
3.250%, 6/30/26	300,000	281,431
3.350%, 11/15/27	400,000	366,416
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	293,358
3.100%, 5/1/27	1,000,000	922,245
3.650%, 4/15/29	850,000	775,736
Mississippi Power Co.
3.950%, 3/30/28	250,000	231,771
NextEra Energy Capital Holdings, Inc.
6.051%, 3/1/25	175,000	175,308
4.450%, 6/20/25	295,000	287,862
1.875%, 1/15/27	400,000	353,933
3.550%, 5/1/27	1,500,000	1,394,411
4.625%, 7/15/27	500,000	481,208
4.900%, 2/28/28	500,000	483,514
1.900%, 6/15/28	750,000	633,357
3.500%, 4/1/29	500,000	448,203
5.000%, 2/28/30	500,000	479,372
2.250%, 6/1/30	2,500,000	1,999,783
2.440%, 1/15/32	400,000	309,671
5.000%, 7/15/32	150,000	139,800
5.050%, 2/28/33	500,000	465,008
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	458,750
Northern States Power Co.
2.250%, 4/1/31	300,000	239,985
NSTAR Electric Co.
3.200%, 5/15/27	500,000	464,586
3.250%, 5/15/29	500,000	449,978
1.950%, 8/15/31	500,000	382,738
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	178,689
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	323,989
5.400%, 1/15/33	350,000	338,103
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	525,000	475,380
4.300%, 5/15/28§	500,000	477,367
3.700%, 11/15/28	1,250,000	1,156,356
2.750%, 5/15/30	185,000	155,446
4.150%, 6/1/32	95,000	85,708
4.550%, 9/15/32	180,000	166,202
Pacific Gas and Electric Co.
3.450%, 7/1/25	500,000	474,283
5.450%, 6/15/27	500,000	482,611
2.100%, 8/1/27	750,000	639,393
3.000%, 6/15/28	520,000	446,620
6.100%, 1/15/29	500,000	487,714
4.200%, 3/1/29	350,000	311,044
4.550%, 7/1/30	3,500,000	3,091,596
3.250%, 6/1/31	1,085,000	859,759
6.150%, 1/15/33	85,000	80,681
6.400%, 6/15/33	500,000	483,034
PECO Energy Co.
3.150%, 10/15/25	700,000	668,543
4.900%, 6/15/33	210,000	199,580
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	277,397
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	468,801
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	322,195
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	229,012
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	190,118
Series J
2.200%, 8/15/31	250,000	192,991
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	315,228
2.250%, 9/15/26	450,000	412,398
3.700%, 5/1/28	500,000	467,377
3.650%, 9/1/28	300,000	277,923
3.200%, 5/15/29	250,000	222,483
2.450%, 1/15/30(x)	165,000	137,865
1.900%, 8/15/31	235,000	182,080
5.200%, 8/1/33(x)	500,000	489,140
Southern California Edison Co.
4.900%, 6/1/26	500,000	491,825
5.300%, 3/1/28	310,000	304,019
2.850%, 8/1/29	660,000	567,682
2.250%, 6/1/30	655,000	525,827
2.750%, 2/1/32(x)	315,000	250,991
Series 20C
1.200%, 2/1/26	440,000	396,958
Series C
4.200%, 6/1/25	310,000	302,013
Series D
4.700%, 6/1/27	500,000	484,292
Series E
3.700%, 8/1/25	300,000	288,508
Series G
2.500%, 6/1/31	500,000	398,568
Southern Co. (The)
5.150%, 10/6/25	195,000	192,769
5.113%, 8/1/27(e)	500,000	489,964
4.850%, 6/15/28	500,000	482,385
5.500%, 3/15/29	200,000	198,573
5.700%, 10/15/32	310,000	303,544
Series 21-B
1.750%, 3/15/28	210,000	177,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	$500,000	$458,381
Series M
4.100%, 9/15/28	750,000	696,550
Series N
1.650%, 3/15/26	500,000	452,606
Tampa Electric Co.
2.400%, 3/15/31(x)	140,000	111,105
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	575,546
1.500%, 8/1/30(x)	225,000	170,985
Union Electric Co.
2.950%, 6/15/27	500,000	459,007
3.500%, 3/15/29	500,000	453,380
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	390,209
5.000%, 4/1/33	500,000	469,179
5.300%, 8/15/33	500,000	479,336
Series A
3.150%, 1/15/26	715,000	677,475
3.500%, 3/15/27	750,000	700,877
3.800%, 4/1/28	500,000	465,724
2.875%, 7/15/29	175,000	152,465
Series B
2.950%, 11/15/26	500,000	462,580
3.750%, 5/15/27	390,000	367,579
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	190,940
1.700%, 6/15/28	310,000	263,121
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	321,208
1.950%, 9/16/31	250,000	190,728
Xcel Energy, Inc.
3.300%, 6/1/25	500,000	478,959
3.350%, 12/1/26	500,000	465,749
1.750%, 3/15/27	415,000	364,902
4.000%, 6/15/28	500,000	467,982
2.600%, 12/1/29	350,000	294,047
2.350%, 11/15/31	500,000	382,456
5.450%, 8/15/33	250,000	238,471

		84,258,107

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	286,789
2.625%, 9/15/29	800,000	693,024
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	986,734
4.000%, 4/1/28	500,000	466,260
4.400%, 7/1/32	100,000	90,374
5.400%, 3/1/33	500,000	480,729
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	980,861
5.500%, 10/1/26	250,000	246,595
3.950%, 9/15/27	300,000	274,261
4.750%, 9/1/28	300,000	280,721
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	442,837
2.500%, 3/15/31	380,000	298,886
Southern California Gas Co.
2.950%, 4/15/27	280,000	256,388
Series TT
2.600%, 6/15/26	500,000	462,765
Southwest Gas Corp.
5.450%, 3/23/28	335,000	328,183
2.200%, 6/15/30	500,000	392,877
4.050%, 3/15/32	150,000	129,537

		7,097,821

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,374,087
5.450%, 6/1/28	500,000	482,249
Constellation Energy Generation LLC
3.250%, 6/1/25	205,000	195,341
5.600%, 3/1/28	310,000	307,921
5.800%, 3/1/33	355,000	346,471
Southern Power Co.
4.150%, 12/1/25	500,000	483,278
0.900%, 1/15/26	155,000	139,035

		3,328,382

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	443,253
1.750%, 3/15/28(x)	375,000	317,307
Ameren Illinois Co.
3.800%, 5/15/28	350,000	327,043
1.550%, 11/15/30	210,000	160,042
Black Hills Corp.
3.950%, 1/15/26	350,000	333,096
5.950%, 3/15/28	200,000	200,270
3.050%, 10/15/29	250,000	210,811
2.500%, 6/15/30	315,000	252,036
CenterPoint Energy, Inc.
1.450%, 6/1/26	315,000	281,441
CMS Energy Corp.
3.000%, 5/15/26	210,000	195,958
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	512,221
2.400%, 6/15/31(x)	750,000	602,368
5.200%, 3/1/33(x)	500,000	482,346
Series B
3.125%, 11/15/27	300,000	276,125
Series D
4.000%, 12/1/28	500,000	465,966
Consumers Energy Co.
4.650%, 3/1/28	500,000	488,032
3.800%, 11/15/28	750,000	695,225
4.900%, 2/15/29	500,000	487,646
3.600%, 8/15/32	335,000	289,956
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	471,162
Series A
1.450%, 4/15/26	305,000	274,159
4.350%, 8/15/32(x)	250,000	223,065
Series C
2.250%, 8/15/31	455,000	351,437
Series D
2.850%, 8/15/26	450,000	416,400
DTE Energy Co.
4.220%, 11/1/24(e)	375,000	367,393
2.850%, 10/1/26	750,000	688,254
4.875%, 6/1/28	415,000	399,226
2.950%, 3/1/30	250,000	209,677
Series C
2.529%, 10/1/24(e)	375,000	361,784
3.400%, 6/15/29	164,000	144,649
Series F
1.050%, 6/1/25	525,000	483,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal	Value
	Amount	(Note 1)
NiSource, Inc.
0.950%, 8/15/25	$580,000	$528,740
3.490%, 5/15/27	1,250,000	1,157,176
5.250%, 3/30/28	450,000	440,179
2.950%, 9/1/29	350,000	301,875
5.400%, 6/30/33	210,000	201,089
Public Service Enterprise Group, Inc.
0.800%, 8/15/25	500,000	455,654
1.600%, 8/15/30	500,000	381,968
2.450%, 11/15/31	500,000	387,631
Puget Energy, Inc.
2.379%, 6/15/28	625,000	531,309
4.224%, 3/15/32	355,000	303,106
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	462,522
4.950%, 8/15/28	500,000	488,152
Series VVV
1.700%, 10/1/30	235,000	181,755
Series XXX
3.000%, 3/15/32(x)	500,000	410,184
Sempra
3.300%, 4/1/25	350,000	336,485
5.400%, 8/1/26	500,000	494,391
3.250%, 6/15/27	500,000	456,282
3.700%, 4/1/29	445,000	401,096
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	32,078
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	498,059
5.150%, 9/15/32	250,000	236,118
5.750%, 9/15/33	360,000	353,103
WEC Energy Group, Inc.
4.750%, 1/9/26	335,000	328,162
5.600%, 9/12/26	125,000	125,084
5.150%, 10/1/27	355,000	348,432
1.375%, 10/15/27	500,000	423,780
4.750%, 1/15/28	250,000	241,672
2.200%, 12/15/28	500,000	423,726
1.800%, 10/15/30	500,000	380,229

		22,721,887

Water Utilities (0.0%)†
American Water Capital Corp.
3.400%, 3/1/25	400,000	386,655
3.750%, 9/1/28	750,000	698,769
3.450%, 6/1/29	500,000	450,597
2.300%, 6/1/31	400,000	318,038
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	269,845

		2,123,904

Total Utilities		119,530,101

Total Corporate Bonds		1,648,090,849

Foreign Government Securities (2.1%)
Canada Government Bond
1.625%, 1/22/25	2,000,000	1,907,724
2.875%, 4/28/25(x)	2,475,000	2,384,396
3.750%, 4/26/28	780,000	748,807
Export Development Canada
3.375%, 8/26/25	905,000	875,872
4.375%, 6/29/26(x)	1,350,000	1,329,462
3.000%, 5/25/27	1,000,000	939,985
3.875%, 2/14/28	750,000	722,828
Export-Import Bank of Korea
1.250%, 1/18/25	417,000	394,736
1.875%, 2/12/25	200,000	190,404
3.250%, 11/10/25	1,000,000	953,340
4.875%, 1/11/26	200,000	197,096
0.625%, 2/9/26	355,000	316,894
1.125%, 12/29/26(x)	550,000	478,742
1.625%, 1/18/27(x)	364,000	323,501
2.375%, 4/21/27	1,500,000	1,357,170
4.250%, 9/15/27(x)	323,000	310,410
5.000%, 1/11/28	220,000	216,933
1.375%, 2/9/31	750,000	567,173
2.125%, 1/18/32	356,000	277,794
5.125%, 1/11/33	260,000	253,830
5.125%, 9/18/33	345,000	335,861
Italian Republic Government Bond
2.375%, 10/17/24	1,000,000	962,782
1.250%, 2/17/26	2,045,000	1,839,434
2.875%, 10/17/29	1,000,000	856,238
Japan Bank for International Cooperation
1.750%, 10/17/24	440,000	422,125
2.125%, 2/10/25	1,500,000	1,429,846
0.625%, 7/15/25	1,130,000	1,038,227
3.875%, 9/16/25	536,000	521,165
4.250%, 1/26/26	870,000	847,816
4.250%, 4/27/26	340,000	331,614
1.875%, 7/21/26	1,500,000	1,362,826
2.250%, 11/4/26	1,000,000	911,553
2.750%, 11/16/27	475,000	434,409
4.625%, 7/19/28	200,000	196,540
3.500%, 10/31/28	2,000,000	1,857,830
2.125%, 2/16/29	750,000	645,556
2.000%, 10/17/29	430,000	361,324
1.250%, 1/21/31	600,000	459,880
1.875%, 4/15/31	1,200,000	953,312
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	631,295
3.250%, 5/25/27	750,000	695,995
3.375%, 6/12/28	500,000	462,926
1.750%, 4/28/31	595,000	465,994
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,468,850
Province of Alberta
1.875%, 11/13/24	1,500,000	1,440,175
3.300%, 3/15/28	1,250,000	1,168,784
1.300%, 7/22/30	1,100,000	861,742
Province of British Columbia
2.250%, 6/2/26(x)	1,000,000	923,733
0.900%, 7/20/26(x)	500,000	445,817
1.300%, 1/29/31(x)	400,000	313,465
4.200%, 7/6/33	680,000	636,400
Province of Manitoba
2.125%, 6/22/26	1,000,000	925,570
1.500%, 10/25/28	585,000	492,929
4.300%, 7/27/33(x)	500,000	470,520
Province of New Brunswick
3.625%, 2/24/28	600,000	567,037
Province of Ontario
1.050%, 4/14/26	1,600,000	1,445,528
2.500%, 4/27/26	2,000,000	1,875,463
2.300%, 6/15/26	1,750,000	1,626,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 5/19/27(x)	$400,000	$375,129
2.000%, 10/2/29	1,250,000	1,066,288
1.125%, 10/7/30	1,000,000	770,708
1.600%, 2/25/31	1,000,000	795,772
1.800%, 10/14/31	1,500,000	1,192,680
Province of Quebec
2.875%, 10/16/24(x)	1,000,000	970,920
1.500%, 2/11/25	2,000,000	1,895,675
0.600%, 7/23/25	1,400,000	1,287,734
2.500%, 4/20/26	1,000,000	938,406
2.750%, 4/12/27(x)	1,750,000	1,626,629
1.350%, 5/28/30(x)	1,000,000	800,054
1.900%, 4/21/31	1,250,000	1,007,470
Republic of Chile
3.125%, 1/21/26	3,512,000	3,338,683
2.750%, 1/31/27	200,000	183,490
2.450%, 1/31/31(x)	325,000	266,779
Republic of Indonesia
4.150%, 9/20/27	200,000	190,368
3.500%, 1/11/28	1,000,000	923,440
4.550%, 1/11/28	400,000	386,548
4.100%, 4/24/28	800,000	753,120
4.750%, 2/11/29	2,500,000	2,402,625
2.150%, 7/28/31	1,250,000	973,575
3.550%, 3/31/32	200,000	172,522
4.650%, 9/20/32	200,000	186,484
4.850%, 1/11/33(x)	400,000	380,304
Republic of Korea
2.750%, 1/19/27	1,750,000	1,629,180
3.500%, 9/20/28	1,000,000	934,200
2.500%, 6/19/29	505,000	443,536
1.750%, 10/15/31	210,000	165,785
Republic of Panama
3.750%, 3/16/25	3,000,000	2,893,500
3.160%, 1/23/30	1,500,000	1,260,780
Republic of Peru
4.125%, 8/25/27(x)	1,000,000	951,880
2.783%, 1/23/31	2,240,000	1,840,093
Republic of Philippines
5.170%, 10/13/27	200,000	198,650
3.000%, 2/1/28	1,150,000	1,041,268
4.625%, 7/17/28	240,000	231,878
3.750%, 1/14/29	975,000	901,524
2.457%, 5/5/30	3,360,000	2,776,738
Republic of Poland
3.250%, 4/6/26	1,500,000	1,423,215
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,405,635
3.250%, 1/17/28	750,000	690,225
2.500%, 1/15/30(x)	515,000	434,098
4.500%, 1/17/33	220,000	204,928
Svensk Exportkredit AB
0.625%, 10/7/24	584,000	554,535
4.000%, 7/15/25	395,000	386,175
0.500%, 8/26/25	1,000,000	913,655
4.375%, 2/13/26	355,000	348,019
2.250%, 3/22/27	500,000	456,932
4.125%, 6/14/28(x)	500,000	484,416
4.875%, 10/4/30	600,000	595,075
United Mexican States
4.125%, 1/21/26	1,865,000	1,814,123
4.150%, 3/28/27	2,745,000	2,641,431
3.750%, 1/11/28	855,000	792,064
4.500%, 4/22/29	455,000	423,500
3.250%, 4/16/30	2,500,000	2,124,375

Total Foreign Government Securities		102,281,472

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	1,810
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	4,000	3,951
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	4,254
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	4,111
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	7,859
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	3,929
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	1,989
Commonwealth of Massachusetts 4.110%, 7/15/31	177,045	170,380
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	4,542
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	218,291
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	464,160
2.154%, 7/1/30	500,000	400,450
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	2,936
Los Angeles Community College District
1.606%, 8/1/28	200,000	173,278
1.806%, 8/1/30	200,000	162,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	$1,000,000	$960,705
New Jersey Economic Development Authority, NATL-RE 7.425%, 2/15/29	1,000,000	1,056,164
Ohio State University (The) 4.910%, 6/1/40	4,000	3,683
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	955
5.561%, 12/1/49	3,000	2,903
Regents of the University of California Medical Center Pooled Revenue, Series 2022 4.132%, 5/15/32	250,000	227,239
San Diego County Water Authority 6.138%, 5/1/49	4,000	4,207
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,097
7.043%, 4/1/50	4,000	4,642
State Board of Administration Finance Corp. 1.705%, 7/1/27	500,000	436,336
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	184,488
3.500%, 4/1/28	250,000	234,750
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	2,000	2,003
State of Wisconsin 3.154%, 5/1/27	1,300,000	1,221,792
University of California
0.883%, 5/15/25	165,000	153,859
3.063%, 7/1/25	500,000	481,825
1.316%, 5/15/27	250,000	220,119
1.614%, 5/15/30	125,000	100,583

Total Municipal Bonds		6,925,253

Supranational (2.6%)
African Development Bank
3.375%, 7/7/25	1,350,000	1,308,179
0.875%, 3/23/26	1,300,000	1,173,950
0.875%, 7/22/26	1,159,000	1,033,736
4.375%, 3/14/28	800,000	786,384
Asian Development Bank
0.625%, 10/8/24	1,273,000	1,211,100
2.875%, 5/6/25	1,350,000	1,299,901
4.625%, 6/13/25	550,000	544,405
4.250%, 1/9/26	400,000	392,706
0.500%, 2/4/26	4,000,000	3,600,430
1.000%, 4/14/26	1,300,000	1,176,410
2.000%, 4/24/26	1,000,000	928,117
1.750%, 8/14/26	1,000,000	916,530
2.625%, 1/12/27	2,500,000	2,331,595
1.500%, 1/20/27	2,000,000	1,796,693
2.500%, 11/2/27	2,500,000	2,295,777
2.750%, 1/19/28	1,000,000	921,472
3.750%, 4/25/28	1,040,000	995,552
1.250%, 6/9/28	500,000	426,267
4.500%, 8/25/28	1,531,000	1,513,488
3.125%, 9/26/28	400,000	371,568
1.875%, 3/15/29	1,000,000	863,183
1.750%, 9/19/29	500,000	424,458
1.875%, 1/24/30	1,000,000	842,434
0.750%, 10/8/30	1,000,000	762,783
1.500%, 3/4/31	600,000	480,595
3.125%, 4/27/32	500,000	443,707
3.875%, 9/28/32	400,000	374,108
4.000%, 1/12/33	85,000	80,203
3.875%, 6/14/33	500,000	466,697
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	2,000,000	1,843,564
3.375%, 6/29/25	1,750,000	1,689,697
0.500%, 1/27/26	2,500,000	2,242,631
3.750%, 9/14/27	400,000	384,023
Corp. Andina de Fomento
1.250%, 10/26/24	511,000	484,458
1.625%, 9/23/25	750,000	691,282
4.750%, 4/1/26	180,000	175,591
2.250%, 2/8/27	650,000	582,255
Council of Europe Development Bank
1.375%, 2/27/25	750,000	708,690
3.000%, 6/16/25	143,000	137,445
3.750%, 5/25/26	500,000	484,685
0.875%, 9/22/26	750,000	665,428
3.625%, 1/26/28	500,000	476,876
European Bank for Reconstruction & Development
1.500%, 2/13/25	290,000	275,103
0.500%, 11/25/25	600,000	544,075
0.500%, 1/28/26(x)	750,000	675,889
4.375%, 3/9/28	1,400,000	1,376,231
European Investment Bank
2.500%, 10/15/24	1,000,000	969,029
1.875%, 2/10/25	3,000,000	2,862,383
1.625%, 3/14/25	1,300,000	1,233,126
0.375%, 12/15/25	2,000,000	1,806,972
0.375%, 3/26/26	3,375,000	3,017,311
2.125%, 4/13/26	2,000,000	1,865,071
0.750%, 10/26/26	1,111,000	982,771
1.375%, 3/15/27	2,500,000	2,231,876
2.375%, 5/24/27(x)	1,000,000	918,442
0.625%, 10/21/27(x)	980,000	834,139
3.875%, 3/15/28(x)	800,000	771,683
4.500%, 10/16/28	750,000	743,218
1.750%, 3/15/29	800,000	687,888
1.625%, 10/9/29(x)	410,000	346,250
3.625%, 7/15/30	960,000	897,995
0.750%, 9/23/30	750,000	576,784
1.250%, 2/14/31	1,475,000	1,166,954
1.625%, 5/13/31	750,000	605,571
3.750%, 2/14/33	815,000	756,330
Inter-American Development Bank
0.625%, 7/15/25	5,000,000	4,611,439
0.875%, 4/20/26	2,000,000	1,804,998
4.500%, 5/15/26	900,000	889,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 6/2/26	$1,050,000	$971,842
2.000%, 7/23/26	1,000,000	923,352
1.500%, 1/13/27	1,500,000	1,346,799
0.625%, 9/16/27	1,000,000	854,744
4.000%, 1/12/28	800,000	775,662
1.125%, 7/20/28	1,250,000	1,055,088
3.125%, 9/18/28	750,000	694,074
2.250%, 6/18/29	1,000,000	872,856
3.500%, 9/14/29	800,000	750,914
1.125%, 1/13/31	3,800,000	2,968,929
4.500%, 9/13/33	800,000	783,094
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	725,530
International Bank for Reconstruction & Development
1.625%, 1/15/25	2,500,000	2,381,876
2.125%, 3/3/25	450,000	429,995
0.750%, 3/11/25	2,000,000	1,872,725
0.375%, 7/28/25	3,000,000	2,750,979
2.500%, 7/29/25	3,000,000	2,860,484
0.500%, 10/28/25	1,600,000	1,456,111
3.125%, 11/20/25	350,000	336,020
1.875%, 10/27/26	2,000,000	1,828,618
3.125%, 6/15/27	1,200,000	1,130,832
0.750%, 11/24/27	1,855,000	1,579,973
1.375%, 4/20/28	2,000,000	1,722,815
4.625%, 8/1/28	1,000,000	995,391
1.125%, 9/13/28	2,400,000	2,023,051
1.750%, 10/23/29	1,350,000	1,142,593
3.875%, 2/14/30	1,030,000	979,375
4.000%, 7/25/30	2,475,000	2,366,668
0.750%, 8/26/30	1,685,000	1,290,904
1.250%, 2/10/31	8,500,000	6,681,218
1.625%, 11/3/31	1,667,000	1,318,819
2.500%, 3/29/32	2,000,000	1,696,292
International Finance Corp.
1.375%, 10/16/24	1,125,000	1,077,504
0.375%, 7/16/25	735,000	675,371
3.625%, 9/15/25	533,000	518,129
0.750%, 10/8/26	1,000,000	885,047
4.500%, 7/13/28	450,000	445,515
0.750%, 8/27/30	750,000	573,399
Nordic Investment Bank
2.625%, 4/4/25	500,000	480,324
0.375%, 9/11/25	1,100,000	1,004,887
0.500%, 1/21/26	1,000,000	902,168
3.375%, 9/8/27	643,000	612,590
4.375%, 3/14/28	400,000	393,506

Total Supranational		130,915,960

U.S. Government Agency Securities (3.0%)
FFCB
1.040%, 1/25/29	10,000,000	8,176,514
1.380%, 1/14/31	15,000,000	11,549,790
FHLB
0.375%, 9/4/25	6,000,000	5,493,854
3.250%, 11/16/28(x)	5,000,000	4,686,676
5.500%, 7/15/36	3,000	3,201
FHLMC
0.375%, 9/23/25	9,245,000	8,428,771
0.600%, 10/20/25	10,000,000	9,110,670
FNMA
0.625%, 4/22/25	7,105,000	6,612,937
0.500%, 6/17/25	5,000,000	4,623,083
0.375%, 8/25/25	9,500,000	8,697,921
2.125%, 4/24/26	8,165,000	7,616,399
1.875%, 9/24/26	7,000,000	6,427,955
0.875%, 12/18/26	10,000,000	8,794,112
0.750%, 10/8/27	40,000,000	34,137,960
0.875%, 8/5/30	20,000,000	15,468,872
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	4,780,518
Tennessee Valley Authority
0.750%, 5/15/25	5,000,000	4,651,059
Series A
2.875%, 2/1/27	1,000,000	938,335

Total U.S. Government Agency Securities		150,198,627

U.S. Treasury Obligations (49.9%)
U.S. Treasury Notes
1.500%, 10/31/24	16,000,000	15,343,218
2.250%, 10/31/24	25,000,000	24,167,127
0.750%, 11/15/24	10,000,000	9,496,297
1.500%, 11/30/24	6,000,000	5,739,810
4.500%, 11/30/24	15,000,000	14,846,521
4.250%, 12/31/24	15,000,000	14,795,100
4.125%, 1/31/25	10,000,000	9,845,332
2.000%, 2/15/25	35,000,000	33,471,665
1.125%, 2/28/25	16,000,000	15,099,712
4.625%, 2/28/25	15,000,000	14,863,952
3.875%, 3/31/25	20,000,000	19,601,586
3.875%, 4/30/25	10,000,000	9,795,340
2.125%, 5/15/25	12,000,000	11,429,194
4.250%, 5/31/25	16,000,000	15,762,066
4.625%, 6/30/25	10,000,000	9,914,451
4.750%, 7/31/25	15,000,000	14,900,523
2.000%, 8/15/25	10,000,000	9,447,643
0.250%, 8/31/25	35,000,000	31,928,862
5.000%, 8/31/25(x)	15,000,000	14,970,126
0.250%, 10/31/25	15,000,000	13,598,475
2.250%, 11/15/25	115,000,000	108,646,388
0.375%, 11/30/25	12,000,000	10,871,970
4.000%, 12/15/25	15,000,000	14,687,151
0.375%, 12/31/25	32,000,000	28,921,763
1.625%, 2/15/26	150,000,000	138,940,860
0.500%, 2/28/26	35,000,000	31,501,519
4.625%, 3/15/26	15,000,000	14,894,565
0.750%, 4/30/26	50,000,000	45,035,050
2.375%, 4/30/26	20,000,000	18,787,872
1.625%, 5/15/26	64,000,000	58,904,762
0.750%, 5/31/26	76,000,000	68,238,196
2.125%, 5/31/26	10,000,000	9,319,155
4.125%, 6/15/26	15,000,000	14,721,948
0.875%, 6/30/26	20,000,000	17,994,618
4.500%, 7/15/26	20,000,000	19,814,864
0.625%, 7/31/26	50,000,000	44,502,050
1.500%, 8/15/26	129,000,000	117,588,724
0.750%, 8/31/26	35,000,000	31,166,264
0.875%, 9/30/26	12,000,000	10,708,154
2.000%, 11/15/26	48,000,000	44,150,654
2.250%, 2/15/27	39,000,000	35,991,353
2.250%, 8/15/27	25,000,000	22,850,155
0.375%, 9/30/27	17,000,000	14,352,344
4.125%, 10/31/27	15,000,000	14,682,910
2.250%, 11/15/27	14,000,000	12,733,087
0.625%, 11/30/27	44,000,000	37,314,046
3.875%, 11/30/27	10,000,000	9,696,366
0.625%, 12/31/27	50,000,000	42,285,825
3.875%, 12/31/27	15,000,000	14,542,768
3.500%, 1/31/28	15,000,000	14,321,268
2.750%, 2/15/28	23,500,000	21,738,463
4.000%, 2/29/28	15,000,000	14,616,218
3.625%, 3/31/28	17,500,000	16,782,218
3.500%, 4/30/28	29,000,000	27,649,624
2.875%, 5/15/28	60,000,000	55,606,530
1.250%, 5/31/28	81,000,000	69,575,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 5/31/28	$16,000,000	$15,340,122
4.000%, 6/30/28	25,000,000	24,338,490
4.125%, 7/31/28	20,000,000	19,573,304
2.875%, 8/15/28	49,000,000	45,249,638
1.125%, 8/31/28	10,000,000	8,469,800
3.125%, 11/15/28	77,500,000	72,180,664
1.750%, 1/31/29	10,000,000	8,644,891
2.625%, 2/15/29	64,000,000	57,901,510
2.375%, 5/15/29	69,000,000	61,323,246
3.875%, 12/31/29	15,000,000	14,372,248
3.500%, 1/31/30	15,000,000	14,063,658
1.500%, 2/15/30	17,500,000	14,512,794
4.000%, 2/28/30	10,000,000	9,646,955
3.625%, 3/31/30	15,000,000	14,154,029
3.500%, 4/30/30	15,000,000	14,044,070
3.750%, 5/31/30	13,000,000	12,346,361
3.750%, 6/30/30	15,000,000	14,241,468
4.000%, 7/31/30	15,000,000	14,454,333
0.625%, 8/15/30	35,000,000	26,865,153
4.625%, 9/30/30	10,000,000	10,006,247
0.875%, 11/15/30	15,000,000	11,672,043
1.125%, 2/15/31	21,300,000	16,802,326
1.625%, 5/15/31	55,000,000	44,652,625
1.250%, 8/15/31	45,000,000	35,170,092
1.375%, 11/15/31	76,000,000	59,563,480
1.875%, 2/15/32	88,000,000	71,492,810
2.875%, 5/15/32	22,000,000	19,312,931
2.750%, 8/15/32	40,000,000	34,636,440
4.125%, 11/15/32	17,000,000	16,398,559
3.500%, 2/15/33	42,000,000	38,548,642
3.375%, 5/15/33	37,000,000	33,567,669
3.875%, 8/15/33	50,000,000	47,250,250

Total U.S. Treasury Obligations		2,483,949,391

Total Long-Term Debt Securities (90.9%) (Cost $4,976,124,366)		4,526,740,850

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(y)*	17,000	36,040
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)(x)(y)*	22,000	48,840

Total Preferred Stocks (0.0%)† (Cost $18,166)		84,880

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.5%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	23,970,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	28,734,000
Vanguard Intermediate- Term Treasury ETF(x)	2,900,000	165,735,000
Vanguard Short-Term Treasury ETF(x)	3,600,000	207,360,000

Total Exchange Traded Funds (8.5%) (Cost $452,509,280)		425,799,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Allspring Government Money Market Fund, Select Shares 5.27% (7 day yield)(xx)	2,000,000	2,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield)(xx)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield)(xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield)(xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield)(xx)	30,388,742	30,388,742
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.29% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		72,388,742

Total Short-Term Investments (1.5%) (Cost $72,388,742)		72,388,742

Total Investments in Securities (100.9%) (Cost $5,501,040,554)		5,025,013,472
Other Assets Less Liabilities (-0.9%)		(46,551,406)

Net Assets (100%)		$4,978,462,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $6,845,113 or 0.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $85,815,185. This was collateralized by $15,268,899 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.558%, maturing 10/3/23 - 11/15/51 and by cash of $72,388,742 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.

Glossary:

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,379,298	$—	$4,379,298
Corporate Bonds
Communication Services	—	93,251,241	—	93,251,241
Consumer Discretionary	—	75,489,383	—	75,489,383
Consumer Staples	—	98,523,199	—	98,523,199
Energy	—	84,750,809	—	84,750,809
Financials	—	700,774,692	—	700,774,692
Health Care	—	132,489,926	—	132,489,926
Industrials	—	98,711,180	—	98,711,180
Information Technology	—	116,582,979	—	116,582,979
Materials	—	47,374,650	—	47,374,650
Real Estate	—	80,612,689	—	80,612,689
Utilities	—	119,530,101	—	119,530,101
Exchange Traded Funds	425,799,000	—	—	425,799,000
Foreign Government Securities	—	102,281,472	—	102,281,472
Municipal Bonds	—	6,925,253	—	6,925,253
Preferred Stocks
Financials	84,880	—	—	84,880
Short-Term Investments
Investment Companies	72,388,742	—	—	72,388,742
Supranational	—	130,915,960	—	130,915,960
U.S. Government Agency Securities	—	150,198,627	—	150,198,627
U.S. Treasury Obligations	—	2,483,949,391	—	2,483,949,391

Total Assets	$498,272,622	$4,526,740,850	$—	$5,025,013,472

Total Liabilities	$—	$—	$—	$—

Total	$498,272,622	$4,526,740,850	$—	$5,025,013,472

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$461,032
Aggregate gross unrealized depreciation	(476,919,384)

Net unrealized depreciation	$(476,458,352)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,501,471,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (7.4%)
Ambev SA*	276,191	$720,897
Atacadao SA	6,331	11,210
B3 SA - Brasil Bolsa Balcao	52,265	127,581
Banco Bradesco SA	15,196	38,182
Banco Bradesco SA (Preference)(q)*	45,704	129,568
Banco Bradesco SA (ADR)	145,891	415,789
Banco BTG Pactual SA*	11,079	68,393
Banco do Brasil SA	7,794	73,264
Banco Santander Brasil SA	3,124	16,202
BB Seguridade Participacoes SA	7,812	48,614
CCR SA	9,110	23,470
Centrais Eletricas Brasileiras SA	10,350	75,732
Centrais Eletricas Brasileiras SA (Preference), Class B(q)	2,830	22,723
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	31,568
Cia Energetica de Minas Gerais (Preference)(q)	10,489	25,834
Cia Siderurgica Nacional SA	5,126	12,421
Cosan SA	9,832	33,370
CPFL Energia SA	2,350	15,816
Energisa SA	2,213	20,622
Eneva SA*	7,478	17,971
Engie Brasil Energia SA	1,867	15,399
Equatorial Energia SA	9,398	60,054
Gerdau SA (Preference)(q)	10,719	51,286
Hapvida Participacoes e Investimentos SA(m)*	39,784	37,358
Hypera SA	3,296	24,432
Itau Unibanco Holding SA (Preference)(q)	41,527	224,466
Itau Unibanco Holding SA (ADR)	72,619	389,964
Itausa SA (Preference)(q)	43,350	77,963
Klabin SA	8,000	38,086
Localiza Rent a Car SA	7,475	87,293
Lojas Renner SA	9,515	25,366
Magazine Luiza SA*	21,875	9,357
Natura & Co. Holding SA*	6,494	18,849
Petroleo Brasileiro SA	34,166	256,455
Petroleo Brasileiro SA (Preference)(q)	41,593	285,310
Petroleo Brasileiro SA (ADR)	40,987	614,395
PRIO SA*	6,935	64,845
Raia Drogasil SA	11,123	61,097
Rede D’Or Sao Luiz SA(m)*	4,997	25,281
Rumo SA	12,965	59,040
Sendas Distribuidora SA	10,605	25,718
Suzano SA	7,853	84,489
Telefonica Brasil SA	4,815	41,162
TIM SA	6,959	20,698
TOTVS SA	3,956	21,187
Ultrapar Participacoes SA	6,680	24,958
Vale SA	30,130	404,547
Vibra Energia SA	8,391	31,550
WEG SA	14,388	104,020
XP, Inc., Class A	37,143	856,146

		5,969,998

Chile (1.1%)
Banco de Chile	462,284	47,074
Banco de Credito e Inversiones SA	571	14,622
Banco Santander Chile	707,561	32,764
Cencosud SA	11,427	21,667
Cia Cervecerias Unidas SA	160	1,017
Cia Sud Americana de Vapores SA	170,169	10,206
Empresas CMPC SA	15,051	27,710
Empresas Copec SA	4,090	28,996
Enel Americas SA*	173,391	19,902
Falabella SA	6,082	13,591
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)	1,224	72,797
Sociedad Quimica y Minera de Chile SA (ADR)	9,898	590,614

		880,960

China (29.2%)
360 Security Technology, Inc., Class A*	6,600	8,882
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	11,587
3SBio, Inc.(m)	16,774	14,030
AAC Technologies Holdings, Inc.	8,075	13,818
Advanced Micro-Fabrication Equipment, Inc. China, Class A	803	16,551
AECC Aviation Power Co. Ltd., Class A	1,700	8,647
Agricultural Bank of China Ltd., Class A	31,100	15,328
Agricultural Bank of China Ltd., Class H	242,452	90,405
Aier Eye Hospital Group Co. Ltd., Class A	6,500	15,992
Air China Ltd., Class A*	9,800	10,841
Air China Ltd., Class H*	19,469	13,152
Airtac International Group	1,516	45,977
Akeso, Inc.(m)*	3,970	18,251
Alibaba Group Holding Ltd.*	145,333	1,588,633
Alibaba Health Information Technology Ltd.*	40,386	25,167
Aluminum Corp. of China Ltd., Class A	13,700	11,779
Aluminum Corp. of China Ltd., Class H	27,304	15,272
Anhui Conch Cement Co. Ltd., Class H	10,537	28,055
Anhui Conch Cement Co. Ltd., Class A	7,600	27,085
Anhui Gujing Distillery Co. Ltd., Class A	300	11,164
ANTA Sports Products Ltd.	10,667	120,074
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,815
Autohome, Inc. (ADR)	529	16,055
Avary Holding Shenzhen Co. Ltd., Class A	2,200	6,132
AviChina Industry & Technology Co. Ltd., Class H	20,991	9,972
Baidu, Inc., Class A*	19,470	331,671
Baidu, Inc. (ADR)*	3,713	498,842
Bank of Beijing Co. Ltd., Class A	20,300	12,868
Bank of Chengdu Co. Ltd., Class A	6,200	11,680
Bank of China Ltd., Class A	29,700	15,330
Bank of China Ltd., Class H	680,772	238,198
Bank of Communications Co. Ltd., Class A	19,500	15,378
Bank of Communications Co. Ltd., Class H	71,634	43,359
Bank of Hangzhou Co. Ltd., Class A	5,900	9,015
Bank of Jiangsu Co. Ltd., Class A	14,100	13,861
Bank of Nanjing Co. Ltd., Class A	9,600	10,580
Bank of Ningbo Co. Ltd., Class A	2,700	9,933
Bank of Shanghai Co. Ltd., Class A	12,700	10,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Baoshan Iron & Steel Co. Ltd., Class A	12,500	$10,422
BeiGene Ltd.*	5,902	81,096
Beijing Capital International Airport Co. Ltd., Class H*	34,249	15,876
Beijing Enterprises Holdings Ltd.	4,062	14,005
Beijing Enterprises Water Group Ltd.	36,959	8,071
Beijing Kingsoft Office Software, Inc., Class A	346	17,565
Beijing Tongrentang Co. Ltd., Class A	2,200	16,500
Beijing United Information Technology Co. Ltd., Class A	1,015	4,618
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,869	12,277
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	15,803
Bilibili, Inc., Class Z*	1,500	20,745
Bloomage Biotechnology Corp. Ltd., Class A	643	7,636
BOC Aviation Ltd.(m)	86,600	604,357
BOE Technology Group Co. Ltd., Class A	18,300	9,671
Bosideng International Holdings Ltd.	26,968	11,605
BYD Co. Ltd., Class A	801	25,958
BYD Co. Ltd., Class H	26,560	820,784
BYD Electronic International Co. Ltd.	6,850	31,228
C&D International Investment Group Ltd.	5,493	13,370
CGN Power Co. Ltd., Class H(m)	115,031	29,819
Changchun High & New Technology Industry Group, Inc., Class A	900	17,127
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	14,430
China Cinda Asset Management Co. Ltd., Class H	82,280	8,301
China CITIC Bank Corp. Ltd., Class H	77,354	35,956
China Coal Energy Co. Ltd., Class H	24,399	19,130
China Conch Venture Holdings Ltd.	11,048	9,424
China Construction Bank Corp., Class H	840,012	474,125
China CSSC Holdings Ltd., Class A	3,800	14,515
China Eastern Airlines Corp. Ltd., Class A*	18,500	11,144
China Energy Engineering Corp. Ltd., Class A	32,000	9,901
China Everbright Bank Co. Ltd., Class A	27,100	11,391
China Everbright Bank Co. Ltd., Class H	38,342	11,506
China Everbright Environment Group Ltd.	42,700	14,722
China Feihe Ltd.(m)	25,661	15,139
China Galaxy Securities Co. Ltd., Class A	10,500	15,799
China Galaxy Securities Co. Ltd., Class H	25,162	12,981
China Gas Holdings Ltd.	20,606	19,446
China Hongqiao Group Ltd.	15,787	15,463
China International Capital Corp. Ltd., Class A	1,900	9,744
China International Capital Corp. Ltd., Class H(m)	12,618	23,138
China Jinmao Holdings Group Ltd.	42,537	5,486
China Jushi Co. Ltd., Class A	7,600	14,047
China Life Insurance Co. Ltd., Class A	3,100	15,390
China Life Insurance Co. Ltd., Class H	65,859	102,603
China Literature Ltd.(m)*	2,830	10,354
China Longyuan Power Group Corp. Ltd., Class H	27,731	24,151
China Medical System Holdings Ltd.	9,408	14,248
China Meidong Auto Holdings Ltd.	6,782	3,715
China Mengniu Dairy Co. Ltd.	27,275	91,428
China Merchants Bank Co. Ltd., Class H	33,441	139,641
China Merchants Bank Co. Ltd., Class A	10,000	45,139
China Merchants Energy Shipping Co. Ltd., Class A	13,300	11,708
China Merchants Port Holdings Co. Ltd.	10,365	12,905
China Merchants Securities Co. Ltd., Class A	5,400	10,336
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	11,874
China Minsheng Banking Corp. Ltd., Class H	40,320	13,799
China Minsheng Banking Corp. Ltd., Class A	23,300	12,250
China National Building Material Co. Ltd., Class H	28,033	14,713
China National Nuclear Power Co. Ltd., Class A	12,300	12,293
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	12,530
China Oilfield Services Ltd., Class H	14,287	17,150
China Overseas Land & Investment Ltd.	30,956	64,197
China Pacific Insurance Group Co. Ltd., Class A	3,300	12,917
China Pacific Insurance Group Co. Ltd., Class H	21,306	53,327
China Petroleum & Chemical Corp., Class H	222,383	121,543
China Petroleum & Chemical Corp., Class A	21,700	18,034
China Power International Development Ltd.	56,184	20,448
China Railway Group Ltd., Class A	15,300	14,286
China Railway Group Ltd., Class H	27,671	14,275
China Resources Beer Holdings Co. Ltd.	13,811	75,748
China Resources Cement Holdings Ltd.	17,641	4,528
China Resources Gas Group Ltd.	6,220	18,229
China Resources Land Ltd.	27,662	110,211
China Resources Microelectronics Ltd., Class A	1,732	12,826
China Resources Mixc Lifestyle Services Ltd.(m)	5,604	22,614
China Resources Pharmaceutical Group Ltd.(m)	1,242	825
China Resources Power Holdings Co. Ltd.	16,587	31,645
China Ruyi Holdings Ltd.*	48,798	12,650
China Shenhua Energy Co. Ltd., Class A	4,100	17,514
China Shenhua Energy Co. Ltd., Class H	27,294	88,529
China Southern Airlines Co. Ltd., Class A*	12,300	10,306
China Southern Airlines Co. Ltd., Class H*	22,322	10,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
China State Construction Engineering Corp. Ltd., Class A	18,400	$13,931
China State Construction International Holdings Ltd.	13,950	14,679
China Taiping Insurance Holdings Co. Ltd.	11,196	11,152
China Three Gorges Renewables Group Co. Ltd., Class A	38,100	24,934
China Tourism Group Duty Free Corp. Ltd., Class A	800	11,607
China Tourism Group Duty Free Corp. Ltd., Class H(m)(x)	602	7,987
China Tower Corp. Ltd., Class H(m)	362,798	34,747
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	9,416
China United Network Communications Ltd., Class A	23,100	15,528
China Vanke Co. Ltd., Class A	13,400	23,997
China Vanke Co. Ltd., Class H	14,016	15,464
China Yangtze Power Co. Ltd., Class A	12,200	37,148
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	8,868
Chinasoft International Ltd.*	28,121	20,038
Chongqing Brewery Co. Ltd., Class A	800	9,338
Chongqing Changan Automobile Co. Ltd., Class A	8,450	15,549
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,900	25,987
Chow Tai Fook Jewellery Group Ltd.	17,069	25,720
CITIC Ltd.	47,016	43,228
CITIC Securities Co. Ltd., Class A	5,200	15,421
CITIC Securities Co. Ltd., Class H	17,607	35,704
CMOC Group Ltd., Class A	16,500	13,351
CMOC Group Ltd., Class H	27,294	17,531
CNGR Advanced Material Co. Ltd., Class A	400	2,774
CNPC Capital Co. Ltd., Class A	19,400	17,583
Contemporary Amperex Technology Co. Ltd., Class A	2,059	57,234
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	11,106
COSCO SHIPPING Holdings Co. Ltd., Class A	15,800	21,221
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	23,117
COSCO SHIPPING Ports Ltd.	17,157	11,218
Country Garden Holdings Co. Ltd.*	88,275	10,258
Country Garden Services Holdings Co. Ltd.(x)	18,910	19,511
CRRC Corp. Ltd., Class H	32,579	15,726
CRRC Corp. Ltd., Class A	15,200	12,153
CSC Financial Co. Ltd., Class A	3,200	10,782
CSPC Pharmaceutical Group Ltd.	76,349	55,963
Daqin Railway Co. Ltd., Class A	12,800	12,775
Daqo New Energy Corp. (ADR)*	407	12,320
Dongfang Electric Corp. Ltd., Class A	4,300	9,207
Dongfeng Motor Group Co. Ltd., Class H	18,781	7,411
Dongyue Group Ltd.	10,715	8,059
East Buy Holding Ltd.(m)*	3,428	16,175
East Money Information Co. Ltd., Class A	6,048	12,586
ENN Energy Holdings Ltd.	6,393	53,064
ENN Natural Gas Co. Ltd., Class A	5,100	12,163
Eve Energy Co. Ltd., Class A	2,400	14,826
Everbright Securities Co. Ltd., Class A	6,500	14,826
Far East Horizon Ltd.	16,103	11,598
Flat Glass Group Co. Ltd., Class A	1,700	6,592
Flat Glass Group Co. Ltd., Class H	3,225	7,248
Focus Media Information Technology Co. Ltd., Class A	11,600	11,355
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,848	9,612
Fosun International Ltd.	17,382	10,987
Foxconn Industrial Internet Co. Ltd., Class A	8,000	21,577
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	19,259
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	9,098
Ganfeng Lithium Group Co. Ltd., Class H(m)	3,218	13,211
Ganfeng Lithium Group Co. Ltd., Class A	3,080	18,807
GCL Technology Holdings Ltd.	173,521	32,351
GD Power Development Co. Ltd., Class A	22,100	11,135
GDS Holdings Ltd., Class A*	6,522	8,995
Geely Automobile Holdings Ltd.	48,576	57,316
Genscript Biotech Corp.*	8,779	23,150
GF Securities Co. Ltd., Class A	8,300	16,670
GF Securities Co. Ltd., Class H	8,192	11,005
GigaDevice Semiconductor, Inc., Class A	1,600	21,599
Ginlong Technologies Co. Ltd., Class A	400	4,300
GoerTek, Inc., Class A	5,500	11,882
Gongniu Group Co. Ltd., Class A	1,200	17,040
Gotion High-tech Co. Ltd., Class A*	2,900	9,211
Great Wall Motor Co. Ltd., Class A	6,100	21,438
Great Wall Motor Co. Ltd., Class H	20,829	24,843
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	11,431
Greentown China Holdings Ltd.	8,932	9,273
Guangdong Haid Group Co. Ltd., Class A	1,300	8,054
Guangdong Investment Ltd.	27,094	20,690
Guanghui Energy Co. Ltd., Class A	8,100	8,473
Guangzhou Automobile Group Co. Ltd., Class A	18,100	24,806
Guangzhou Automobile Group Co. Ltd., Class H	20,379	10,071
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	5,921
Guosen Securities Co. Ltd., Class A	8,100	10,214
Guotai Junan Securities Co. Ltd., Class A	5,300	10,551
H World Group Ltd. (ADR)*	1,648	64,981
Haidilao International Holding Ltd.(m)	14,435	38,710
Haier Smart Home Co. Ltd., Class A	3,200	10,339
Haier Smart Home Co. Ltd., Class H	19,657	61,876
Haitian International Holdings Ltd.	5,159	10,936
Haitong Securities Co. Ltd., Class A	7,600	10,353
Haitong Securities Co. Ltd., Class H	18,883	11,333
Hangzhou First Applied Material Co. Ltd., Class A	1,372	5,365
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	5,003
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	9,118
Hansoh Pharmaceutical Group Co. Ltd.(m)	8,200	11,162
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	10,839
Hengan International Group Co. Ltd.	6,606	21,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hengli Petrochemical Co. Ltd., Class A*	12,200	$24,052
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,000	20,463
Hoshine Silicon Industry Co. Ltd., Class A	700	5,790
Hoyuan Green Energy Co. Ltd., Class A	838	4,805
Hua Hong Semiconductor Ltd.(m)*	3,601	9,123
Huadian Power International Corp. Ltd., Class A	13,900	9,801
Huadong Medicine Co. Ltd., Class A	2,300	13,301
Huaneng Power International, Inc., Class A*	10,000	10,775
Huaneng Power International, Inc., Class H*	26,775	12,993
Huatai Securities Co. Ltd., Class H(m)	10,711	13,678
Huatai Securities Co. Ltd., Class A	5,300	11,472
Huaxia Bank Co. Ltd., Class A	22,700	17,777
Huayu Automotive Systems Co. Ltd., Class A	3,900	10,022
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	13,766
Hundsun Technologies, Inc., Class A	2,800	12,440
Hygeia Healthcare Holdings Co. Ltd.(m)	2,409	13,505
Iflytek Co. Ltd., Class A	1,900	13,178
Imeik Technology Development Co. Ltd., Class A	300	16,030
Industrial & Commercial Bank of China Ltd., Class A	26,100	16,723
Industrial & Commercial Bank of China Ltd., Class H	974,388	469,093
Industrial Bank Co. Ltd., Class A	8,600	19,180
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	8,454
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	9,444
Innovent Biologics, Inc.(m)*	9,939	48,547
iQIYI, Inc. (ADR)*	2,971	14,083
JA Solar Technology Co. Ltd., Class A	7,060	24,725
JD Health International, Inc.(m)*	9,566	49,595
JD Logistics, Inc.(m)*	17,101	21,729
JD.com, Inc., Class A	20,774	305,338
Jiangsu Eastern Shenghong Co. Ltd., Class A	15,400	24,352
Jiangsu Expressway Co. Ltd., Class H	13,780	12,441
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	9,623
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	15,997
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	16,868
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	10,630
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	8,336
Jiangxi Copper Co. Ltd., Class H	298,000	467,305
Jinko Solar Co. Ltd., Class A	10,288	14,226
Jiumaojiu International Holdings Ltd.(m)(x)	7,515	10,230
JOYY, Inc. (ADR)	387	14,749
Kanzhun Ltd. (ADR)*	1,386	21,026
KE Holdings, Inc. (ADR)	5,454	84,646
Kingboard Holdings Ltd.	7,213	16,193
Kingdee International Software Group Co. Ltd.*	22,327	27,485
Kingsoft Corp. Ltd.	8,075	29,285
Kuaishou Technology(m)*	20,017	160,653
Kunlun Energy Co. Ltd.	35,918	30,960
Kweichow Moutai Co. Ltd., Class A	600	147,744
Lenovo Group Ltd.	58,386	60,168
Lens Technology Co. Ltd., Class A	4,400	7,398
Li Auto, Inc., Class A*	9,790	172,898
Li Ning Co. Ltd.	20,187	84,940
Longfor Group Holdings Ltd.(m)	14,732	26,488
LONGi Green Energy Technology Co. Ltd., Class A	3,080	11,504
Lufax Holding Ltd. (ADR)	6,204	6,576
Luxshare Precision Industry Co. Ltd., Class A	2,900	11,840
Luzhou Laojiao Co. Ltd., Class A	600	17,797
Mango Excellent Media Co. Ltd., Class A	2,200	8,527
Maxscend Microelectronics Co. Ltd., Class A	480	7,669
Meituan, Class B(m)*	44,906	657,165
Metallurgical Corp. of China Ltd., Class A	31,200	15,677
Microport Scientific Corp.*	4,410	6,668
Ming Yang Smart Energy Group Ltd., Class A	3,700	7,994
MINISO Group Holding Ltd. (ADR)	823	21,316
Minth Group Ltd.	8,199	21,097
Montage Technology Co. Ltd., Class A	1,153	7,846
Muyuan Foods Co. Ltd., Class A	2,100	10,894
NARI Technology Co. Ltd., Class A	3,456	10,499
NAURA Technology Group Co. Ltd., Class A	600	19,822
NetEase, Inc.	16,805	342,283
New China Life Insurance Co. Ltd., Class A	3,400	17,144
New China Life Insurance Co. Ltd., Class H	6,085	14,671
New Hope Liuhe Co. Ltd., Class A*	6,100	9,187
New Oriental Education & Technology Group, Inc.*	12,047	73,381
Ninestar Corp., Class A	2,200	7,789
Ningbo Deye Technology Co. Ltd., Class A	1,080	11,451
Ningbo Tuopu Group Co. Ltd., Class A	2,800	28,418
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	10,964
NIO, Inc. (ADR)(x)*	11,965	108,164
Nongfu Spring Co. Ltd., Class H(m)	14,421	82,869
Oppein Home Group, Inc., Class A	700	9,190
PDD Holdings, Inc. (ADR)*	5,291	518,888
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	15,913
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	20,593
PetroChina Co. Ltd., Class A	17,200	18,792
PetroChina Co. Ltd., Class H	177,786	133,948
Pharmaron Beijing Co. Ltd., Class A	1,350	5,748
PICC Property & Casualty Co. Ltd., Class H	55,754	71,624
Ping An Bank Co. Ltd., Class A	8,000	12,267
Ping An Healthcare and Technology Co. Ltd.(m)*	4,122	9,622
Ping An Insurance Group Co. of China Ltd., Class H	58,217	333,425
Ping An Insurance Group Co. of China Ltd., Class A	5,600	37,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	$10,291
Poly Property Services Co. Ltd., Class H(m)	114,400	462,365
Pop Mart International Group Ltd.(m)	4,180	12,357
Postal Savings Bank of China Co. Ltd., Class H(m)	68,063	34,418
Postal Savings Bank of China Co. Ltd., Class A	16,600	11,295
Power Construction Corp. of China Ltd., Class A	35,800	26,222
Pylon Technologies Co. Ltd., Class A	244	4,366
Qifu Technology, Inc. (ADR), Class A	726	11,151
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	8,693
Rongsheng Petrochemical Co. Ltd., Class A	15,100	24,622
SAIC Motor Corp. Ltd., Class A	4,500	9,118
Sanan Optoelectronics Co. Ltd., Class A	7,800	16,467
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	23,205
Sany Heavy Industry Co. Ltd., Class A	3,900	8,484
Satellite Chemical Co. Ltd., Class A	4,505	9,455
SDIC Power Holdings Co. Ltd., Class A	9,900	15,953
SF Holding Co. Ltd., Class A	2,000	11,172
SG Micro Corp., Class A	1,170	12,458
Shaanxi Coal Industry Co. Ltd., Class A	7,400	18,702
Shandong Gold Mining Co. Ltd., Class H(m)	8,605	16,285
Shandong Gold Mining Co. Ltd., Class A	4,600	15,814
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	14,503
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	24,097
Shanghai Baosight Software Co. Ltd., Class A	2,880	17,815
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	98,439	231,297
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	7,048
Shanghai International Airport Co. Ltd., Class A*	2,700	14,006
Shanghai International Port Group Co. Ltd., Class A	15,900	11,211
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	11,204
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	16,428
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	6,978
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	15,381
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	9,641
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	16,395
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	10,789
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	12,744
Shenzhen International Holdings Ltd.	13,340	8,228
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	18,470
Shenzhen Transsion Holdings Co. Ltd., Class A	1,020	20,352
Shenzhou International Group Holdings Ltd.	78,185	748,808
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	9,315
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	15,197
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	15,123
Silergy Corp.	2,576	24,299
Sinopharm Group Co. Ltd., Class H	196,976	570,985
Smoore International Holdings Ltd.(m)(x)	12,083	10,971
StarPower Semiconductor Ltd., Class A	200	4,919
Sungrow Power Supply Co. Ltd., Class A	2,100	25,735
Sunny Optical Technology Group Co. Ltd.	6,110	42,679
Suzhou Maxwell Technologies Co. Ltd., Class A	480	8,321
TAL Education Group (ADR)*	4,182	38,098
TCL Technology Group Corp., Class A*	26,290	14,685
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,750	8,803
Tencent Holdings Ltd.	84,216	3,292,952
Tencent Music Entertainment Group (ADR)*	5,401	34,458
Tianqi Lithium Corp., Class A	2,700	20,305
Tingyi Cayman Islands Holding Corp.	16,474	23,015
Tongcheng Travel Holdings Ltd.(m)*	7,983	17,534
Tongwei Co. Ltd., Class A	2,200	9,717
Topsports International Holdings Ltd.(m)	14,871	11,299
TravelSky Technology Ltd., Class H	396,983	688,426
Trina Solar Co. Ltd., Class A	1,157	4,842
Trip.com Group Ltd.*	4,812	171,564
Tsingtao Brewery Co. Ltd., Class A	1,000	11,974
Tsingtao Brewery Co. Ltd., Class H	5,436	44,496
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	1,959	23,388
Uni-President China Holdings Ltd.	15,030	10,556
Unisplendour Corp. Ltd., Class A*	4,600	14,844
Vipshop Holdings Ltd. (ADR)*	3,654	58,501
Walvax Biotechnology Co. Ltd., Class A	1,800	5,801
Wanhua Chemical Group Co. Ltd., Class A	1,300	15,719
Want Want China Holdings Ltd.	36,211	23,629
Weibo Corp. (ADR)	19,329	242,386
Weichai Power Co. Ltd., Class A	5,400	9,264
Weichai Power Co. Ltd., Class H	286,768	390,367
Wens Foodstuffs Group Co. Ltd., Class A	4,700	11,184
Will Semiconductor Co. Ltd., Class A	1,505	19,175
Wingtech Technology Co. Ltd., Class A*	2,400	14,343
Wuliangye Yibin Co. Ltd., Class A	1,900	40,606
WuXi AppTec Co. Ltd., Class A	1,000	11,799
WuXi AppTec Co. Ltd., Class H(m)(x)	3,043	36,430
Wuxi Biologics Cayman, Inc.(m)*	32,857	191,538
XCMG Construction Machinery Co. Ltd., Class A	19,500	17,006
Xiaomi Corp., Class B(m)*	131,042	206,496
Xinjiang Daqo New Energy Co. Ltd., Class A	3,122	17,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Xinyi Solar Holdings Ltd.	39,532	$29,582
XPeng, Inc., Class A*	9,054	80,875
Xtep International Holdings Ltd.	9,813	9,098
Yadea Group Holdings Ltd.(m)	9,032	16,770
Yankuang Energy Group Co. Ltd., Class H	25,368	47,944
Yankuang Energy Group Co. Ltd., Class A	3,900	10,812
Yealink Network Technology Corp. Ltd., Class A	1,540	7,514
Yihai International Holding Ltd.*	3,573	6,160
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	21,181
YongXing Special Materials Technology Co. Ltd., Class A	780	4,850
Yonyou Network Technology Co. Ltd., Class A	7,500	17,066
YTO Express Group Co. Ltd., Class A	4,500	9,260
Yuexiu Property Co. Ltd.	19,883	22,927
Yum China Holdings, Inc.	3,611	201,205
Yunnan Baiyao Group Co. Ltd., Class A	1,260	9,195
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	6,388
Yunnan Energy New Material Co. Ltd., Class A	900	7,381
Zai Lab Ltd.*	8,150	19,712
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	11,304
Zhaojin Mining Industry Co. Ltd., Class H	11,548	16,103
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	17,219
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	14,940
Zhejiang Expressway Co. Ltd., Class H	16,432	12,254
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	5,341
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	8,492
Zhejiang NHU Co. Ltd., Class A	3,120	6,937
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	17,891
ZhongAn Online P&C Insurance Co. Ltd., Class H(m)*	3,854	11,369
Zhongji Innolight Co. Ltd., Class A	800	12,683
Zhongsheng Group Holdings Ltd.	7,277	20,490
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	13,112
Zijin Mining Group Co. Ltd., Class A	9,400	15,611
Zijin Mining Group Co. Ltd., Class H	46,361	70,924
ZTE Corp., Class A	2,900	12,975
ZTE Corp., Class H	5,230	15,795
ZTO Express Cayman, Inc. (ADR)	3,785	91,483

		23,722,308

Colombia (1.2%)
Bancolombia SA	2,059	15,690
Bancolombia SA (Preference)(q)	3,654	24,315
Bancolombia SA (ADR)(x)	23,954	639,093
Ecopetrol SA	528,524	305,322
Interconexion Electrica SA ESP	3,634	13,280

		997,700

Czech Republic (0.9%)
CEZ A/S	1,304	55,386
Komercni Banka A/S	22,385	651,961
Moneta Money Bank A/S(m)	4,651	16,892

		724,239

Egypt (0.1%)
Commercial International Bank Egypt SAE	20,487	39,780
Eastern Co. SAE	27,018	21,055

		60,835

Greece (0.3%)
Alpha Services and Holdings SA*	18,515	24,635
Eurobank Ergasias Services and Holdings SA*	20,982	32,365
Hellenic Telecommunications Organization SA	1,630	23,816
JUMBO SA	1,066	29,303
Motor Oil Hellas Corinth Refineries SA	633	16,022
Mytilineos SA	987	36,397
National Bank of Greece SA*	4,492	25,361
OPAP SA	1,568	26,292
Piraeus Financial Holdings SA*	5,973	17,745
Public Power Corp. SA*	3,212	32,261

		264,197

Hong Kong (0.1%)
Kingboard Laminates Holdings Ltd.	8,240	5,829
Nine Dragons Paper Holdings Ltd.*	13,664	7,677
Orient Overseas International Ltd.	986	13,158
Sino Biopharmaceutical Ltd.	84,712	30,614
Vinda International Holdings Ltd.	6,126	14,723

		72,001

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,311	25,117
OTP Bank Nyrt.	2,131	76,951
Richter Gedeon Nyrt.	1,130	27,352

		129,420

India (12.7%)
ABB India Ltd.	452	22,307
Adani Enterprises Ltd.	1,467	42,644
Adani Green Energy Ltd.*	2,560	30,432
Adani Ports & Special Economic Zone Ltd.	4,268	42,410
Adani Power Ltd.*	6,234	28,336
Ambuja Cements Ltd.	4,814	24,626
Apollo Hospitals Enterprise Ltd.	813	50,300
Ashok Leyland Ltd.	12,751	27,178
Asian Paints Ltd.	3,435	130,757
Astral Ltd.	1,050	24,182
AU Small Finance Bank Ltd.(m)	1,720	14,778
Aurobindo Pharma Ltd.	2,672	29,421
Avenue Supermarts Ltd.(m)*	1,693	74,936
Axis Bank Ltd.	21,098	263,391
Bajaj Auto Ltd.	561	34,209
Bajaj Finance Ltd.	2,352	221,226
Bajaj Finserv Ltd.	3,952	73,302
Bajaj Holdings & Investment Ltd.	228	19,517
Balkrishna Industries Ltd.	625	19,251
Bandhan Bank Ltd.(m)	5,207	15,776
Bank of Baroda	8,875	22,866
Berger Paints India Ltd.	2,354	16,125
Bharat Electronics Ltd.	29,911	49,815
Bharat Forge Ltd.	2,069	27,198
Bharat Petroleum Corp. Ltd.	7,012	29,267
Bharti Airtel Ltd.	20,678	230,682
Britannia Industries Ltd.	876	47,862
CG Power & Industrial Solutions Ltd.	5,242	27,914
Cholamandalam Investment and Finance Co. Ltd.	3,318	48,648
Cipla Ltd.	5,287	75,519
Coal India Ltd.	12,450	44,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive India Ltd.	989	$23,886
Container Corp. of India Ltd.	2,216	19,112
Cummins India Ltd.	1,204	24,594
Dabur India Ltd.	5,000	33,212
Divi’s Laboratories Ltd.	1,073	48,651
DLF Ltd.	5,001	31,972
Dr Reddy’s Laboratories Ltd.	941	63,310
Eicher Motors Ltd.	1,105	45,867
GAIL India Ltd.	18,839	28,222
Godrej Consumer Products Ltd.*	3,305	39,465
Godrej Properties Ltd.*	1,011	18,921
Grasim Industries Ltd.	2,123	49,659
Havells India Ltd.	2,025	33,870
HCL Technologies Ltd.	8,150	121,188
HDFC Asset Management Co. Ltd.(m)	742	23,656
HDFC Bank Ltd.	25,151	462,276
HDFC Bank Ltd. (ADR)	10,329	609,514
HDFC Life Insurance Co. Ltd.(m)	9,843	75,552
Hero MotoCorp Ltd.	888	32,693
Hindalco Industries Ltd.	10,862	64,440
Hindustan Aeronautics Ltd.(m)	1,444	33,528
Hindustan Petroleum Corp. Ltd.*	5,664	17,389
Hindustan Unilever Ltd.	7,644	226,960
ICICI Bank Ltd.	45,827	525,314
ICICI Bank Ltd. (ADR)	27,031	624,957
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	30,657
ICICI Prudential Life Insurance Co. Ltd.(m)	2,904	19,800
IDFC First Bank Ltd.*	28,209	32,441
Indian Hotels Co. Ltd., Class A	7,274	36,010
Indian Oil Corp. Ltd.	22,823	24,997
Indian Railway Catering & Tourism Corp. Ltd.	1,939	15,898
Indraprastha Gas Ltd.	3,018	16,531
Info Edge India Ltd.	573	28,741
Infosys Ltd.	29,405	508,294
InterGlobe Aviation Ltd.(m)*	1,165	33,406
ITC Ltd.	27,117	145,118
Jindal Steel & Power Ltd.	3,297	27,846
Jio Financial Services Ltd.*	26,609	74,084
JSW Steel Ltd.	5,842	54,845
Jubilant Foodworks Ltd.	3,199	20,537
Kotak Mahindra Bank Ltd.	9,432	197,144
Larsen & Toubro Ltd.	6,137	223,449
LTIMindtree Ltd.(m)	765	47,995
Lupin Ltd.	1,767	24,923
Mahindra & Mahindra Ltd.	8,816	165,006
Marico Ltd.	4,174	28,231
Maruti Suzuki India Ltd.	1,173	149,880
Max Healthcare Institute Ltd.	6,705	45,814
Mphasis Ltd.	683	19,547
MRF Ltd.	15	19,381
Muthoot Finance Ltd.	1,078	16,253
Nestle India Ltd.	335	90,796
NTPC Ltd.	39,087	115,579
Oil & Natural Gas Corp. Ltd.	27,150	62,725
Page Industries Ltd.	50	23,469
Petronet LNG Ltd.	6,061	17,513
PI Industries Ltd.	613	25,490
Pidilite Industries Ltd.	1,232	36,192
Power Finance Corp. Ltd.	11,465	34,778
Power Grid Corp. of India Ltd.	51,617	124,161
REC Ltd.	10,292	35,620
Reliance Industries Ltd.	26,946	760,927
Samvardhana Motherson International Ltd.	31,247	36,123
SBI Cards & Payment Services Ltd.	3,551	33,829
SBI Life Insurance Co. Ltd.(m)	4,679	73,553
Shree Cement Ltd.	87	26,679
Shriram Finance Ltd.	2,489	57,529
Siemens Ltd.	769	34,009
Sona Blw Precision Forgings Ltd.(m)	3,537	24,849
SRF Ltd.	1,198	32,451
State Bank of India	16,309	117,553
Sun Pharmaceutical Industries Ltd.	8,901	124,193
Supreme Industries Ltd.	552	27,397
Tata Consultancy Services Ltd.	8,165	346,948
Tata Consumer Products Ltd.	4,468	47,181
Tata Elxsi Ltd.	277	24,108
Tata Motors Ltd.	16,096	122,153
Tata Power Co. Ltd. (The)	11,620	36,704
Tata Steel Ltd.	70,152	108,893
Tech Mahindra Ltd.	4,625	68,104
Titan Co. Ltd.	3,297	125,017
Torrent Pharmaceuticals Ltd.	821	19,072
Trent Ltd.	1,465	36,698
Tube Investments of India Ltd.	906	32,603
TVS Motor Co. Ltd.	1,825	33,445
UltraTech Cement Ltd.	984	97,816
United Spirits Ltd.*	2,349	28,492
UPL Ltd.	3,943	29,261
Varun Beverages Ltd.	3,880	44,187
Vedanta Ltd.	6,008	16,101
Wipro Ltd.	11,040	53,983
Yes Bank Ltd.*	91,112	18,927
Zomato Ltd.*	36,919	45,125

		10,344,402

Indonesia (2.9%)
Adaro Energy Indonesia Tbk. PT	127,572	23,525
Aneka Tambang Tbk.	117,063	13,748
Astra International Tbk. PT	183,159	73,773
Bank Central Asia Tbk. PT	490,973	280,352
Bank Mandiri Persero Tbk. PT	328,096	127,905
Bank Negara Indonesia Persero Tbk. PT	60,070	40,131
Bank Rakyat Indonesia Persero Tbk. PT	2,668,936	902,309
Barito Pacific Tbk. PT	278,094	23,392
Charoen Pokphand Indonesia Tbk. PT*	64,683	22,705
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	39,362
Indah Kiat Pulp & Paper Tbk. PT	22,387	16,079
Indofood CBP Sukses Makmur Tbk. PT	22,879	16,395
Indofood Sukses Makmur Tbk. PT	1,153,088	494,287
Kalbe Farma Tbk. PT	184,272	20,925
Merdeka Copper Gold Tbk. PT*	99,426	18,528
Sarana Menara Nusantara Tbk. PT	236,208	14,672
Sumber Alfaria Trijaya Tbk. PT	177,863	34,065
Telkom Indonesia Persero Tbk. PT	432,651	104,978
Unilever Indonesia Tbk. PT	67,686	16,380
United Tractors Tbk. PT	14,428	26,373
Vale Indonesia Tbk. PT	38,244	13,981

		2,323,865

Kuwait (0.6%)
Agility Public Warehousing Co. KSC*	11,894	21,468
Boubyan Bank KSCP	11,208	21,898
Gulf Bank KSCP	14,065	11,965
Kuwait Finance House KSCP	73,117	173,362
Mabanee Co. KPSC	5,385	14,371
Mobile Telecommunications Co. KSCP	17,706	27,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
National Bank of Kuwait SAKP	70,298	$206,016

		476,972

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	24,372

Malaysia (1.0%)
Axiata Group Bhd.	25,967	13,771
Celcomdigi Bhd.	39,934	37,168
CIMB Group Holdings Bhd.	56,596	65,453
Dialog Group Bhd.	30,371	13,713
Genting Bhd.	16,499	14,653
Genting Malaysia Bhd.	23,476	12,500
Hong Leong Bank Bhd.	7,591	31,526
Hong Leong Financial Group Bhd.	4,011	15,120
IHH Healthcare Bhd.	21,971	27,375
Inari Amertron Bhd.	22,380	13,823
IOI Corp. Bhd.	19,549	16,571
Kuala Lumpur Kepong Bhd.	3,372	15,369
Malayan Banking Bhd.	46,826	87,663
Malaysia Airports Holdings Bhd.	10,965	16,651
Maxis Bhd.	18,034	15,517
MISC Bhd.	10,465	15,780
MR DIY Group M Bhd.(m)	33,669	10,828
Nestle Malaysia Bhd.	550	14,818
Petronas Chemicals Group Bhd.	23,324	35,717
Petronas Dagangan Bhd.	3,152	15,024
Petronas Gas Bhd.	9,344	33,513
PPB Group Bhd.	4,905	16,172
Press Metal Aluminium Holdings Bhd.	30,517	30,613
Public Bank Bhd.	124,755	107,876
QL Resources Bhd.	14,764	17,169
RHB Bank Bhd.	14,181	16,400
Sime Darby Bhd.	29,543	13,906
Sime Darby Plantation Bhd.	17,851	16,272
Telekom Malaysia Bhd.	13,795	14,397
Tenaga Nasional Bhd.	23,207	49,377

		804,735

Mexico (2.6%)
Alfa SAB de CV, Class A	26,520	17,287
America Movil SAB de CV	164,538	142,091
Arca Continental SAB de CV	4,520	41,179
Banco del Bajio SA(m)	6,601	20,685
Cemex SAB de CV*	136,177	88,688
Coca-Cola Femsa SAB de CV	4,244	33,148
Fibra Uno Administracion SA de CV (REIT)	24,588	41,127
Fomento Economico Mexicano SAB de CV(x)	16,668	181,701
Gruma SAB de CV, Class B	1,820	31,087
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	53,885
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	39,893
Grupo Bimbo SAB de CV, Class A	12,149	58,404
Grupo Carso SAB de CV	4,856	35,256
Grupo Financiero Banorte SAB de CV, Class O	101,006	846,590
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	37,713
Grupo Mexico SAB de CV	27,201	128,548
Grupo Televisa SAB	25,835	15,669
Industrias Penoles SAB de CV(x)*	1,546	18,197
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	26,709
Operadora De Sites Mexicanos SAB de CV, Class A-1(x)	13,565	11,201
Orbia Advance Corp. SAB de CV	8,999	18,682
Promotora y Operadora de Infraestructura SAB de CV	1,850	16,483
Southern Copper Corp.	687	51,724
Wal-Mart de Mexico SAB de CV	44,891	169,441

		2,125,388

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)(x)	2,366	20,158
Credicorp Ltd.	578	73,967

		94,125

Philippines (0.4%)
Ayala Corp.	3,097	34,158
Ayala Land, Inc.	63,229	32,913
Bank of the Philippine Islands	16,379	32,425
BDO Unibank, Inc.	18,767	47,070
International Container Terminal Services, Inc.	11,430	41,860
JG Summit Holdings, Inc.	38,365	25,836
Metropolitan Bank & Trust Co.	15,354	14,655
PLDT, Inc.	859	17,855
SM Investments Corp.	2,687	40,061
SM Prime Holdings, Inc.	98,339	52,667
Universal Robina Corp.	8,243	17,324

		356,824

Poland (0.5%)
Allegro.eu SA(m)*	3,650	26,932
Bank Polska Kasa Opieki SA	2,082	48,110
CD Projekt SA	561	16,078
Dino Polska SA(m)*	396	32,179
KGHM Polska Miedz SA	1,393	35,697
LPP SA	9	26,782
mBank SA*	183	16,559
ORLEN SA	5,334	71,671
PGE Polska Grupa Energetyczna SA*	11,666	20,023
Powszechna Kasa Oszczednosci Bank Polski SA*	7,831	62,237
Powszechny Zaklad Ubezpieczen SA	5,218	49,413
Santander Bank Polska SA*	306	25,216

		430,897

Qatar (0.7%)
Barwa Real Estate Co.	33,504	23,747
Commercial Bank PSQC (The)	25,888	38,405
Dukhan Bank	16,278	17,754
Industries Qatar QSC	13,744	51,766
Masraf Al Rayan QSC	50,968	31,211
Mesaieed Petrochemical Holding Co.	46,863	23,882
Ooredoo QPSC	4,608	13,533
Qatar Electricity & Water Co. QSC	5,127	24,734
Qatar Fuel QSC	5,099	23,114
Qatar Gas Transport Co. Ltd.	27,866	28,478
Qatar International Islamic Bank QSC	8,410	22,180
Qatar Islamic Bank SAQ	13,912	70,936
Qatar National Bank QPSC	39,576	167,437

		537,177

Romania (0.0%)†
NEPI Rockcastle NV*	3,393	18,655

Russia (0.0%)
Gazprom PJSC(r)*	80,604	—
LUKOIL PJSC(r)*	2,799	—
Magnit PJSC(r)*	1,475	—
Magnit PJSC (GDR)(m)(r)*	3	—
MMC Norilsk Nickel PJSC (ADR)(r)*	4,277	—
Mobile TeleSystems PJSC(r)*	26,722	—
Novatek PJSC (GDR)(m)(r)*	780	—
Novolipetsk Steel PJSC (GDR)(m)(r)*	1,309	—
PhosAgro PJSC (GDR)(m)(r)*	4,890	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rosneft Oil Co. PJSC(r)*	8,744	$—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)*	1,815	—
Surgutneftegas PJSC (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)*	1,723	—
VTB Bank PJSC(r)*	110,628,000	—
Yandex NV, Class A(r)*	2,060	—

		—

South Africa (3.2%)
Absa Group Ltd.	7,635	70,500
African Rainbow Minerals Ltd.	2,487	22,342
Anglo American Platinum Ltd.	507	18,904
Aspen Pharmacare Holdings Ltd.	4,119	37,379
Bid Corp. Ltd.	3,037	67,729
Bidvest Group Ltd. (The)	2,243	32,315
Capitec Bank Holdings Ltd.	746	67,624
Clicks Group Ltd.	1,829	24,986
Discovery Ltd.*	3,986	28,875
Exxaro Resources Ltd.(x)	2,006	18,263
FirstRand Ltd.	215,987	728,484
Gold Fields Ltd.	7,581	82,205
Growthpoint Properties Ltd. (REIT)	26,720	14,889
Harmony Gold Mining Co. Ltd.	4,617	17,318
Impala Platinum Holdings Ltd.	7,991	41,724
Kumba Iron Ore Ltd.	596	14,316
MTN Group Ltd.	14,080	83,920
Naspers Ltd., Class N	1,793	286,515
Nedbank Group Ltd.	4,331	46,282
Ninety One Ltd.	163,202	336,511
Northam Platinum Holdings Ltd.	2,662	16,143
Old Mutual Ltd.	35,801	22,804
OUTsurance Group Ltd.	8,829	19,939
Pepkor Holdings Ltd.(m)	21,971	20,017
Remgro Ltd.	3,981	31,224
Sanlam Ltd.	18,533	64,280
Sasol Ltd.	4,588	63,250
Shoprite Holdings Ltd.	4,620	58,523
Sibanye Stillwater Ltd.(x)	27,853	43,000
Standard Bank Group Ltd.	11,505	111,637
Vodacom Group Ltd.	6,142	34,308
Woolworths Holdings Ltd.(x)	7,787	27,897

		2,554,103

South Korea (11.1%)
Amorepacific Corp.	217	19,619
BGF retail Co. Ltd.	118	12,330
Celltrion Healthcare Co. Ltd.	924	43,139
Celltrion Pharm, Inc.*	359	17,772
Celltrion, Inc.	947	97,690
CJ CheilJedang Corp.	56	12,740
CJ Corp.	2,975	197,981
Cosmax, Inc.*	8,445	805,448
CosmoAM&T Co. Ltd.*	198	21,922
Coway Co. Ltd.	373	11,416
DB Insurance Co. Ltd.	311	20,604
Doosan Bobcat, Inc.	386	14,589
Doosan Enerbility Co. Ltd.*	4,199	51,126
Ecopro BM Co. Ltd.	452	84,746
Ecopro Co. Ltd.	173	115,513
F&F Co. Ltd.	115	9,630
GS Holdings Corp.	417	12,330
Hana Financial Group, Inc.	2,776	87,329
Hankook Tire & Technology Co. Ltd.	502	14,732
Hanmi Pharm Co. Ltd.	62	13,738
Hanmi Semiconductor Co. Ltd.	421	16,442
Hanon Systems	3,857	26,925
Hanwha Aerospace Co. Ltd.	306	23,720
Hanwha Ocean Co. Ltd.*	643	14,748
Hanwha Solutions Corp.*	753	16,601
HD Hyundai Co. Ltd.	320	15,723
HD Hyundai Heavy Industries Co. Ltd.*	144	12,934
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	372	30,600
HLB, Inc.*	1,119	24,878
HMM Co. Ltd.	2,351	28,329
Hotel Shilla Co. Ltd.	215	13,495
HYBE Co. Ltd.*	224	39,508
Hyundai Engineering & Construction Co. Ltd.	526	14,130
Hyundai Glovis Co. Ltd.	127	17,355
Hyundai Mipo Dockyard Co. Ltd.*	237	14,578
Hyundai Mobis Co. Ltd.	515	91,787
Hyundai Motor Co.	1,190	168,526
Hyundai Motor Co. (Preference) (Korea Stock Exchange)(q)	246	19,306
Hyundai Motor Co. (Preference) (OTC US Exchange)(q)	166	12,929
Hyundai Steel Co.	585	16,496
Industrial Bank of Korea	1,761	14,629
JYP Entertainment Corp.	247	20,556
Kakao Corp.	2,876	93,671
Kakao Games Corp.*	591	11,146
KakaoBank Corp.	1,644	28,448
Kakaopay Corp.*	365	11,022
Kangwon Land, Inc.	2,090	23,387
KB Financial Group, Inc.	3,562	145,975
Kia Corp.	2,302	138,864
Korea Aerospace Industries Ltd.	507	18,335
Korea Electric Power Corp.*	2,726	36,403
Korea Investment Holdings Co. Ltd.	282	11,097
Korea Zinc Co. Ltd.	73	27,374
Korean Air Lines Co. Ltd.	1,982	31,946
Krafton, Inc.*	251	28,013
KT Corp.	747	18,351
KT&G Corp.	899	57,495
Kumho Petrochemical Co. Ltd.	123	12,223
L&F Co. Ltd.	200	25,700
LG Chem Ltd.	423	155,639
LG Chem Ltd. (Preference)(q)	55	12,717
LG Corp.	944	58,624
LG Display Co. Ltd.*	1,567	15,224
LG Electronics, Inc.	850	63,558
LG Energy Solution Ltd.*	406	143,367
LG H&H Co. Ltd.	80	26,471
LG Innotek Co. Ltd.	96	17,394
LG Uplus Corp.	1,446	11,102
Lotte Chemical Corp.	200	20,320
Lotte Energy Materials Corp.	450	13,273
Meritz Financial Group, Inc.	1,061	43,402
Mirae Asset Securities Co. Ltd.	1,943	9,287
NAVER Corp.	1,125	167,991
NCSoft Corp.	147	24,239
Netmarble Corp.(m)*	467	14,570
NH Investment & Securities Co. Ltd.	1,358	10,285
Orion Corp.	161	15,308
Pan Ocean Co. Ltd.	2,941	10,810
Pearl Abyss Corp.*	482	16,645
POSCO Future M Co. Ltd.	267	71,133
POSCO Holdings, Inc.	651	258,104
Posco International Corp.	468	24,763
Samsung Biologics Co. Ltd.(m)*	146	73,682
Samsung C&T Corp.	707	56,376
Samsung Electro-Mechanics Co. Ltd.	486	49,486
Samsung Electronics Co. Ltd.	62,354	3,160,674
Samsung Electronics Co. Ltd. (Preference)(q)	7,283	294,148
Samsung Engineering Co. Ltd.*	1,058	23,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Samsung Fire & Marine Insurance Co. Ltd.	264	$50,965
Samsung Heavy Industries Co. Ltd.*	5,732	33,303
Samsung Life Insurance Co. Ltd.	603	31,415
Samsung SDI Co. Ltd.	471	178,711
Samsung SDS Co. Ltd.	334	33,464
Samsung Securities Co. Ltd.	423	11,520
Shinhan Financial Group Co. Ltd.	4,230	111,596
SK Biopharmaceuticals Co. Ltd.*	274	17,503
SK Bioscience Co. Ltd.*	456	22,878
SK Hynix, Inc.	4,784	406,644
SK IE Technology Co. Ltd.(m)*	254	13,929
SK Innovation Co. Ltd.*	598	65,942
SK Square Co. Ltd.*	912	28,690
SK, Inc.	283	30,661
SKC Co. Ltd.	421	23,680
S-Oil Corp.	304	17,843
Woori Financial Group, Inc.	4,526	41,121
Yuhan Corp.	364	20,447

		9,040,661

Taiwan (16.8%)
Accton Technology Corp.	5,128	78,317
Acer, Inc.	20,895	23,497
Advantech Co. Ltd.	4,455	47,613
ASE Technology Holding Co. Ltd.	287,905	976,614
Asia Cement Corp.	15,725	19,364
Asustek Computer, Inc.	6,027	68,522
AUO Corp.*	66,949	34,013
Catcher Technology Co. Ltd.	4,883	27,606
Cathay Financial Holding Co. Ltd.*	82,317	113,605
Chailease Holding Co. Ltd.	15,407	86,389
Chang Hwa Commercial Bank Ltd.	46,882	25,053
Cheng Shin Rubber Industry Co. Ltd.	13,228	17,416
China Airlines Ltd.	22,757	14,946
China Development Financial Holding Corp.*	126,364	46,192
China Steel Corp.	107,475	84,068
Chunghwa Telecom Co. Ltd.	33,116	119,002
Compal Electronics, Inc.	47,199	44,888
CTBC Financial Holding Co. Ltd.	161,946	122,913
Delta Electronics, Inc.	16,695	167,827
E Ink Holdings, Inc.	6,440	35,810
E.Sun Financial Holding Co. Ltd.	125,720	94,444
Eclat Textile Co. Ltd.	1,360	20,518
eMemory Technology, Inc.	708	44,194
Eva Airways Corp.	20,580	18,967
Evergreen Marine Corp. Taiwan Ltd.	7,982	28,683
Far Eastern New Century Corp.	34,411	30,647
Far EasTone Telecommunications Co. Ltd.	11,429	25,740
Feng TAY Enterprise Co. Ltd.	87,650	496,893
First Financial Holding Co. Ltd.	99,695	81,997
Formosa Chemicals & Fibre Corp.	33,062	62,989
Formosa Petrochemical Corp.	8,146	20,339
Formosa Plastics Corp.	32,974	81,514
Fubon Financial Holding Co. Ltd.	72,298	135,949
Giant Manufacturing Co. Ltd.	2,145	11,861
Gigabyte Technology Co. Ltd.	4,417	38,518
Global Unichip Corp.	752	31,799
Globalwafers Co. Ltd.	2,457	34,518
Hon Hai Precision Industry Co. Ltd.	263,383	848,557
Hotai Motor Co. Ltd.	2,895	58,742
Hua Nan Financial Holdings Co. Ltd.	78,642	49,942
Innolux Corp.*	79,951	32,569
Inventec Corp.	19,884	30,183
Largan Precision Co. Ltd.	926	61,245
Lite-On Technology Corp.	17,592	66,214
MediaTek, Inc.	49,450	1,125,935
Mega Financial Holding Co. Ltd.	96,330	112,503
Micro-Star International Co. Ltd.	157,015	797,709
momo.com, Inc.	930	14,463
Nan Ya Plastics Corp.	39,721	81,951
Nan Ya Printed Circuit Board Corp.	1,596	13,176
Nanya Technology Corp.	8,913	18,113
Nien Made Enterprise Co. Ltd.	1,191	11,438
Novatek Microelectronics Corp.	4,946	64,812
Pegatron Corp.	21,877	51,913
PharmaEssentia Corp.*	1,651	17,185
Pou Chen Corp.	17,200	15,266
Powerchip Semiconductor Manufacturing Corp.	20,672	17,002
President Chain Store Corp.	5,487	44,619
Quanta Computer, Inc.	23,573	174,896
Realtek Semiconductor Corp.	4,073	49,839
Ruentex Development Co. Ltd.*	17,227	18,785
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	45,779
Shin Kong Financial Holding Co. Ltd.*	136,202	39,113
SinoPac Financial Holdings Co. Ltd.	98,441	53,062
Synnex Technology International Corp.	9,642	19,146
Taishin Financial Holding Co. Ltd.	94,427	52,361
Taiwan Business Bank	52,631	21,522
Taiwan Cement Corp.	60,564	62,383
Taiwan Cooperative Financial Holding Co. Ltd.	85,833	68,070
Taiwan High Speed Rail Corp.	14,761	13,695
Taiwan Mobile Co. Ltd.	15,213	44,583
Taiwan Semiconductor Manufacturing Co. Ltd.	303,037	4,909,724
Unimicron Technology Corp.	11,840	63,637
Uni-President Enterprises Corp.	256,482	556,974
United Microelectronics Corp.	101,617	142,287
Vanguard International Semiconductor Corp.	6,358	13,393
Voltronic Power Technology Corp.	748	36,727
Walsin Lihwa Corp.	28,451	32,434
Wan Hai Lines Ltd.	12,838	19,209
Winbond Electronics Corp.	21,485	16,839
Wistron Corp.	22,536	70,860
Wiwynn Corp.	1,014	46,961
WPG Holdings Ltd.	11,581	21,741
Yageo Corp.	3,172	51,588
Yang Ming Marine Transport Corp.	15,133	21,307
Yuanta Financial Holding Co. Ltd.	87,313	67,756
Zhen Ding Technology Holding Ltd.	4,897	14,927

		13,696,360

Thailand (2.7%)
Advanced Info Service PCL	10,424	65,271
Airports of Thailand PCL*	37,552	71,933
Asset World Corp. PCL	131,220	14,054
Bangkok Dusit Medical Services PCL, Class F	97,473	71,607
Bangkok Expressway & Metro PCL	67,101	15,295
Berli Jucker PCL	16,993	14,350
BTS Group Holdings PCL(x)	86,068	17,728
Bumrungrad Hospital PCL	5,224	38,449
Central Pattana PCL	17,696	30,739
Central Retail Corp. PCL	15,853	16,871
Charoen Pokphand Foods PCL	33,954	19,302
CP ALL PCL	51,162	85,007
CP Axtra PCL	18,541	16,422
Delta Electronics Thailand PCL	27,324	62,096
Energy Absolute PCL	14,707	20,599
Global Power Synergy PCL, Class F	10,688	13,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Gulf Energy Development PCL	25,702	$32,117
Home Product Center PCL	51,855	17,801
Indorama Ventures PCL	17,496	12,493
Intouch Holdings PCL, Class F	8,429	17,072
Kasikornbank PCL	106,490	368,493
Krung Thai Bank PCL	30,615	15,975
Krungthai Card PCL(x)	12,699	15,345
Land & Houses PCL	73,293	15,700
Minor International PCL	27,972	24,006
PTT Exploration & Production PCL	150,778	708,082
PTT Global Chemical PCL	186,654	176,850
PTT Oil & Retail Business PCL	27,465	14,105
PTT PCL	87,053	80,090
SCB X PCL	7,376	20,763
SCG Packaging PCL	14,949	15,703
Siam Cement PCL (The)	6,834	56,493
Thai Oil PCL	12,497	17,332
TMBThanachart Bank PCL	336,885	15,913
True Corp. PCL	90,825	17,710

		2,214,901

Turkey (0.5%)
Akbank TAS	25,213	30,768
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	17,547
BIM Birlesik Magazalar A/S	5,030	50,394
Eregli Demir ve Celik Fabrikalari TAS*	11,314	18,371
Ford Otomotiv Sanayi A/S	709	21,850
Haci Omer Sabanci Holding A/S	8,743	19,037
Hektas Ticaret TAS*	9,732	9,548
KOC Holding A/S	6,608	35,355
Koza Altin Isletmeleri A/S	11,614	12,191
Pegasus Hava Tasimaciligi A/S*	577	17,345
Sasa Polyester Sanayi A/S*	8,803	15,790
Tofas Turk Otomobil Fabrikasi A/S	1,594	17,179
Turk Hava Yollari AO*	4,461	39,455
Turkcell Iletisim Hizmetleri A/S*	11,528	22,410
Turkiye Is Bankasi A/S, Class C	28,283	26,551
Turkiye Petrol Rafinerileri A/S	7,175	41,608
Turkiye Sise ve Cam Fabrikalari A/S	11,139	22,202
Yapi ve Kredi Bankasi A/S	30,053	20,234

		437,835

United Arab Emirates (1.0%)
Abu Dhabi Commercial Bank PJSC	25,127	59,174
Abu Dhabi Islamic Bank PJSC	12,467	38,218
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	27,379
Aldar Properties PJSC	33,061	51,846
Americana Restaurants International plc	22,450	25,060
Dubai Islamic Bank PJSC	24,854	39,584
Emaar Properties PJSC	56,887	124,521
Emirates NBD Bank PJSC	16,262	78,807
Emirates Telecommunications Group Co. PJSC	32,256	179,500
First Abu Dhabi Bank PJSC	37,922	140,412
Multiply Group PJSC*	46,053	50,152

		814,653

United Kingdom (0.1%)
Anglogold Ashanti plc	4,104	66,050
Pepco Group NV(m)*	1,720	7,969

		74,019

United States (0.1%)
JBS SA	6,207	22,289
Legend Biotech Corp. (ADR)*	499	33,518
Parade Technologies Ltd.	539	16,430

		72,237

Total Common Stocks (97.5%) (Cost $89,290,575)		79,263,839

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 11/10/23*	54	192

Chile (0.0%)†
Banco de Credito e Inversiones SA, expiring 10/21/23*	84	70

South Korea (0.0%)†
CosmoAM&T Co. Ltd., expiring 11/7/23*	10	197
Hanwha Ocean Co. Ltd., expiring 11/9/23*	212	1,430

		1,627

Total Rights (0.0%)† (Cost $–)		1,889

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield)(xx)	40,000	40,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield)(xx)	711,716	711,716
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	623,105	623,292
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield)(xx)	40,000	40,000

Total Investment Companies		1,415,008

Total Short-Term Investments (1.7%) (Cost $1,415,001)		1,415,008

Total Investments in Securities (99.2%) (Cost $90,705,576)		80,680,736
Other Assets Less Liabilities (0.8%)		661,897

Net Assets (100%)		$81,342,633

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $3,779,622 or 4.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $878,719. This was collateralized by $108,728 of various U.S. Government Treasury Securities, ranging from 0.375% - 5.403%, maturing 1/31/24 - 11/15/51 and by cash of $791,716 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Financials	$18,779,327	23.1%
Information Technology	17,060,575	21.0
Consumer Discretionary	10,186,227	12.5
Communication Services	6,969,165	8.6
Consumer Staples	5,776,681	7.1
Industrials	5,733,623	7.0
Materials	4,727,033	5.8
Energy	4,352,012	5.4
Health Care	2,827,926	3.5
Utilities	1,449,334	1.8
Investment Companies	1,415,008	1.7
Real Estate	1,403,825	1.7
Cash and Other	661,897	0.8

		100.0%

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	22	12/2023	USD	1,051,050	(25,514)

					(25,514)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	165,639	USD	21,155	Brown Brothers Harriman & Co.	10/4/2023	(3)

Net unrealized depreciation						(3)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$5,969,998	$—	$—		$5,969,998
Chile	590,614	290,346	—		880,960
China	2,058,928	21,663,380	—		23,722,308
Colombia	997,700	—	—		997,700
Czech Republic	—	724,239	—		724,239
Egypt	—	60,835	—		60,835
Greece	—	264,197	—		264,197
Hong Kong	—	72,001	—		72,001
Hungary	—	129,420	—		129,420
India	1,234,471	9,109,931	—		10,344,402
Indonesia	—	2,323,865	—		2,323,865
Kuwait	—	476,972	—		476,972
Luxembourg	—	24,372	—		24,372
Malaysia	—	804,735	—		804,735
Mexico	2,125,388	—	—		2,125,388
Peru	94,125	—	—		94,125
Philippines	—	356,824	—		356,824
Poland	—	430,897	—		430,897
Qatar	—	537,177	—		537,177
Romania	—	18,655	—		18,655
Russia	—	—	—	(a)	— (a)
South Africa	—	2,554,103	—		2,554,103
South Korea	—	9,040,661	—		9,040,661
Taiwan	—	13,696,360	—		13,696,360
Thailand	—	2,214,901	—		2,214,901
Turkey	—	437,835	—		437,835
United Arab Emirates	—	814,653	—		814,653
United Kingdom	—	74,019	—		74,019
United States	55,807	16,430	—		72,237
Rights
Brazil	192	—	—		192
Chile	—	70	—		70
South Korea	—	1,627	—		1,627
Short-Term Investments
Investment Companies	1,415,008	—	—		1,415,008

Total Assets	$14,542,231	$66,138,505	$—		$80,680,736

Liabilities:
Forward Currency Contracts	$—	$(3)	$—		$(3)
Futures	(25,514)	—	—		(25,514)

Total Liabilities	$(25,514)	$(3)	$—		$(25,517)

Total	$14,516,717	$66,138,502	$—		$80,655,219

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,730,749
Aggregate gross unrealized depreciation	(16,968,644)

Net unrealized depreciation	$(10,237,895)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$90,893,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,579,426	$23,722,979
Verizon Communications, Inc.	928,797	30,102,311

		53,825,290

Entertainment (1.3%)
Activision Blizzard, Inc.	158,054	14,798,596
Electronic Arts, Inc.	54,466	6,557,706
Live Nation Entertainment, Inc.*	31,323	2,601,062
Netflix, Inc.*	97,904	36,968,550
Take-Two Interactive Software, Inc.*	34,894	4,898,769
Walt Disney Co. (The)*	404,253	32,764,706
Warner Bros Discovery, Inc.*	490,027	5,321,693

		103,911,082

Interactive Media & Services (5.8%)
Alphabet, Inc., Class A*	1,310,776	171,528,147
Alphabet, Inc., Class C*	1,115,003	147,013,146
Match Group, Inc.*	61,438	2,406,834
Meta Platforms, Inc., Class A*	491,035	147,413,617

		468,361,744

Media (0.8%)
Charter Communications, Inc., Class A*	22,485	9,889,353
Comcast Corp., Class A	909,278	40,317,387
Fox Corp., Class A	56,046	1,748,635
Fox Corp., Class B	29,146	841,736
Interpublic Group of Cos., Inc. (The)	85,044	2,437,361
News Corp., Class A	84,163	1,688,310
News Corp., Class B	25,519	532,582
Omnicom Group, Inc.	43,649	3,250,977
Paramount Global, Class B(x)	106,536	1,374,314

		62,080,655

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	114,362	16,016,398

Total Communication Services		704,195,169

Consumer Discretionary (10.6%)
Automobile Components (0.1%)
Aptiv plc*	62,484	6,160,297
BorgWarner, Inc.	51,932	2,096,495

		8,256,792

Automobiles (2.2%)
Ford Motor Co.	868,557	10,787,478
General Motors Co.	303,978	10,022,155
Tesla, Inc.*	610,070	152,651,715

		173,461,348

Broadline Retail (3.3%)
Amazon.com, Inc.*	2,005,958	254,997,381
eBay, Inc.	117,569	5,183,617
Etsy, Inc.*	27,177	1,755,091

		261,936,089

Distributors (0.1%)
Genuine Parts Co.	31,027	4,479,678
LKQ Corp.	59,111	2,926,586
Pool Corp.	8,628	3,072,431

		10,478,695

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	94,195	12,924,496
Booking Holdings, Inc.*	7,885	24,316,946
Caesars Entertainment, Inc.*	47,564	2,204,591
Carnival Corp.*	222,551	3,053,400
Chipotle Mexican Grill, Inc., Class A*	6,095	11,165,004
Darden Restaurants, Inc.	26,704	3,824,547
Domino’s Pizza, Inc.	7,753	2,936,759
Expedia Group, Inc.*	30,453	3,138,791
Hilton Worldwide Holdings, Inc.	57,776	8,676,800
Las Vegas Sands Corp.	72,622	3,328,992
Marriott International, Inc., Class A	55,348	10,879,203
McDonald’s Corp.	161,005	42,415,157
MGM Resorts International	62,017	2,279,745
Norwegian Cruise Line Holdings Ltd.(x)*	93,989	1,548,939
Royal Caribbean Cruises Ltd.*	52,069	4,797,638
Starbucks Corp.	253,053	23,096,147
Wynn Resorts Ltd.	21,396	1,977,204
Yum! Brands, Inc.	61,907	7,734,660

		170,299,019

Household Durables (0.4%)
DR Horton, Inc.	67,266	7,229,077
Garmin Ltd.	33,838	3,559,758
Lennar Corp., Class A	55,790	6,261,312
Mohawk Industries, Inc.*	11,677	1,002,003
NVR, Inc.*	721	4,299,539
PulteGroup, Inc.	48,482	3,590,092
Whirlpool Corp.	12,111	1,619,241

		27,561,022

Leisure Products (0.0%)†
Hasbro, Inc.	28,813	1,905,692

Specialty Retail (2.0%)
AutoZone, Inc.*	4,011	10,187,900
Bath & Body Works, Inc.	50,573	1,709,367
Best Buy Co., Inc.	42,369	2,943,374
CarMax, Inc.*	34,953	2,472,226
Home Depot, Inc. (The)	222,117	67,114,873
Lowe’s Cos., Inc.	129,461	26,907,174
O’Reilly Automotive, Inc.*	13,345	12,128,737
Ross Stores, Inc.	75,261	8,500,730
TJX Cos., Inc. (The)	253,901	22,566,721
Tractor Supply Co.	24,039	4,881,119
Ulta Beauty, Inc.*	11,003	4,395,148

		163,807,369

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	270,655	25,880,031
Ralph Lauren Corp., Class A	8,923	1,035,871
Tapestry, Inc.	51,211	1,472,316
VF Corp.(x)	73,026	1,290,370

		29,678,588

Total Consumer Discretionary		847,384,614

Consumer Staples (6.5%)
Beverages (1.6%)
Brown-Forman Corp., Class B	40,422	2,331,945
Coca-Cola Co. (The)	859,839	48,133,787
Constellation Brands, Inc., Class A	35,637	8,956,647
Keurig Dr Pepper, Inc.	222,261	7,016,780
Molson Coors Beverage Co., Class B	41,007	2,607,635
Monster Beverage Corp.*	164,314	8,700,426
PepsiCo, Inc.	304,128	51,531,449

		129,278,669

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	97,905	55,312,409
Dollar General Corp.	48,459	5,126,962
Dollar Tree, Inc.*	46,255	4,923,845
Kroger Co. (The)	145,886	6,528,398
Sysco Corp.	111,594	7,370,784
Target Corp.	101,972	11,275,044
Walgreens Boots Alliance, Inc.	158,298	3,520,548
Walmart, Inc.	315,311	50,427,688

		144,485,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.0%)
Archer-Daniels-Midland Co.	118,441	$8,932,820
Bunge Ltd.	33,281	3,602,668
Campbell Soup Co.	43,466	1,785,583
Conagra Brands, Inc.	105,575	2,894,867
General Mills, Inc.	129,284	8,272,883
Hershey Co. (The)	33,107	6,624,049
Hormel Foods Corp.	63,964	2,432,551
J M Smucker Co. (The)	22,559	2,772,727
Kellogg Co.	58,239	3,465,803
Kraft Heinz Co. (The)	176,388	5,933,692
Lamb Weston Holdings, Inc.	32,211	2,978,229
McCormick & Co., Inc. (Non-Voting)	55,475	4,196,129
Mondelez International, Inc., Class A	300,557	20,858,656
Tyson Foods, Inc., Class A	63,086	3,185,212

		77,935,869

Household Products (1.3%)
Church & Dwight Co., Inc.	54,359	4,980,915
Clorox Co. (The)	27,357	3,585,408
Colgate-Palmolive Co.	182,641	12,987,602
Kimberly-Clark Corp.	74,715	9,029,308
Procter & Gamble Co. (The)	520,799	75,963,742

		106,546,975

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,227	7,404,863
Kenvue, Inc.	380,751	7,645,480

		15,050,343

Tobacco (0.6%)
Altria Group, Inc.	392,064	16,486,291
Philip Morris International, Inc.	342,959	31,751,144

		48,237,435

Total Consumer Staples		521,534,969

Energy (4.7%)
Energy Equipment & Services (0.5%)
Baker Hughes Co., Class A	223,063	7,878,585
Halliburton Co.	198,515	8,039,857
Schlumberger NV	313,982	18,305,151

		34,223,593

Oil, Gas & Consumable Fuels (4.2%)
APA Corp.	67,884	2,790,032
Chevron Corp.	391,987	66,096,848
ConocoPhillips	264,561	31,694,408
Coterra Energy, Inc.	167,344	4,526,655
Devon Energy Corp.	141,550	6,751,935
Diamondback Energy, Inc.	39,506	6,118,689
EOG Resources, Inc.	128,639	16,306,280
EQT Corp.	79,901	3,242,383
Exxon Mobil Corp.#	884,424	103,990,574
Hess Corp.	61,053	9,341,109
Kinder Morgan, Inc.	428,273	7,100,766
Marathon Oil Corp.	133,814	3,579,525
Marathon Petroleum Corp.	88,337	13,368,922
Occidental Petroleum Corp.	146,589	9,510,694
ONEOK, Inc.	98,904	6,273,481
Phillips 66	98,377	11,819,997
Pioneer Natural Resources Co.	51,508	11,823,661
Targa Resources Corp.	49,425	4,236,711
Valero Energy Corp.	78,018	11,055,931
Williams Cos., Inc. (The)	268,744	9,053,985

		338,682,586

Total Energy		372,906,179

Financials (12.7%)
Banks (3.0%)
Bank of America Corp.	1,527,363	41,819,199
Citigroup, Inc.	425,445	17,498,553
Citizens Financial Group, Inc.	104,344	2,796,419
Comerica, Inc.	29,113	1,209,645
Fifth Third Bancorp	150,429	3,810,367
Huntington Bancshares, Inc.	319,880	3,326,752
JPMorgan Chase & Co.	642,040	93,108,641
KeyCorp	206,772	2,224,867
M&T Bank Corp.	36,651	4,634,519
PNC Financial Services Group, Inc. (The)	87,986	10,802,041
Regions Financial Corp.	207,315	3,565,818
Truist Financial Corp.	294,273	8,419,150
US Bancorp	343,980	11,371,979
Wells Fargo & Co.	808,334	33,028,527
Zions Bancorp NA	32,730	1,141,950

		238,758,427

Capital Markets (2.8%)
Ameriprise Financial, Inc.	22,673	7,474,835
Bank of New York Mellon Corp. (The)	172,056	7,338,189
BlackRock, Inc.	31,006	20,045,069
Blackstone, Inc.	156,805	16,800,088
Cboe Global Markets, Inc.	23,312	3,641,568
Charles Schwab Corp. (The)	328,519	18,035,693
CME Group, Inc.	79,479	15,913,285
FactSet Research Systems, Inc.	8,428	3,685,227
Franklin Resources, Inc.	62,836	1,544,509
Goldman Sachs Group, Inc. (The)	72,834	23,566,897
Intercontinental Exchange, Inc.	126,447	13,911,699
Invesco Ltd.	99,114	1,439,135
MarketAxess Holdings, Inc.	8,324	1,778,339
Moody’s Corp.	34,865	11,023,267
Morgan Stanley	281,876	23,020,813
MSCI, Inc., Class A	17,473	8,965,047
Nasdaq, Inc.	74,897	3,639,245
Northern Trust Corp.	45,733	3,177,529
Raymond James Financial, Inc.	41,525	4,170,356
S&P Global, Inc.	71,891	26,269,690
State Street Corp.	70,397	4,713,783
T. Rowe Price Group, Inc.	49,553	5,196,623

		225,350,886

Consumer Finance (0.4%)
American Express Co.	128,537	19,176,435
Capital One Financial Corp.	84,272	8,178,597
Discover Financial Services	55,221	4,783,795
Synchrony Financial	92,389	2,824,332

		34,963,159

Financial Services (4.3%)
Berkshire Hathaway, Inc., Class B*	402,906	141,137,972
Fidelity National Information Services, Inc.	130,893	7,234,456
Fiserv, Inc.*	134,682	15,213,679
FleetCor Technologies, Inc.*	16,339	4,172,000
Global Payments, Inc.	57,440	6,628,002
Jack Henry & Associates, Inc.	16,100	2,433,354
Mastercard, Inc., Class A	183,817	72,774,988
PayPal Holdings, Inc.*	242,589	14,181,753
Visa, Inc., Class A	354,987	81,650,560

		345,426,764

Insurance (2.2%)
Aflac, Inc.	119,434	9,166,559
Allstate Corp. (The)	57,789	6,438,272
American International Group, Inc.	157,280	9,531,168
Aon plc, Class A	44,819	14,531,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Capital Group Ltd.*	82,397	$6,567,865
Arthur J Gallagher & Co.	47,612	10,852,203
Assurant, Inc.	11,714	1,681,896
Brown & Brown, Inc.	52,007	3,632,169
Chubb Ltd.	90,744	18,891,086
Cincinnati Financial Corp.	34,654	3,544,758
Everest Group Ltd.	9,545	3,547,590
Globe Life, Inc.	19,211	2,088,812
Hartford Financial Services Group, Inc. (The)	67,564	4,790,963
Loews Corp.	40,854	2,586,467
Marsh & McLennan Cos., Inc.	109,129	20,767,249
MetLife, Inc.	139,561	8,779,783
Principal Financial Group, Inc.	49,130	3,540,799
Progressive Corp. (The)	129,318	18,013,997
Prudential Financial, Inc.	80,197	7,609,893
Travelers Cos., Inc. (The)	50,580	8,260,220
W R Berkley Corp.	44,947	2,853,685
Willis Towers Watson plc	23,159	4,839,305

		172,515,955

Total Financials		1,017,015,191

Health Care (13.2%)
Biotechnology (2.1%)
AbbVie, Inc.	389,951	58,126,096
Amgen, Inc.	118,176	31,760,982
Biogen, Inc.*	31,996	8,223,292
Gilead Sciences, Inc.	275,281	20,629,558
Incyte Corp.*	41,091	2,373,827
Moderna, Inc.*	73,153	7,555,973
Regeneron Pharmaceuticals, Inc.*	23,582	19,407,043
Vertex Pharmaceuticals, Inc.*	57,021	19,828,483

		167,905,254

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	383,392	37,131,515
Align Technology, Inc.*	15,725	4,801,157
Baxter International, Inc.	111,880	4,222,351
Becton Dickinson & Co.	64,094	16,570,222
Boston Scientific Corp.*	323,490	17,080,272
Cooper Cos., Inc. (The)	10,938	3,478,393
Dentsply Sirona, Inc.	46,774	1,597,800
Dexcom, Inc.*	85,692	7,995,064
Edwards Lifesciences Corp.*	134,307	9,304,789
GE HealthCare Technologies, Inc.	86,419	5,879,949
Hologic, Inc.*	54,115	3,755,581
IDEXX Laboratories, Inc.*	18,340	8,019,532
Insulet Corp.*	15,426	2,460,293
Intuitive Surgical, Inc.*	77,625	22,689,011
Medtronic plc	294,092	23,045,049
ResMed, Inc.	32,461	4,800,008
STERIS plc	21,795	4,782,259
Stryker Corp.	74,675	20,406,437
Teleflex, Inc.	10,382	2,039,129
Zimmer Biomet Holdings, Inc.	46,166	5,180,748

		205,239,559

Health Care Providers & Services (3.0%)
Cardinal Health, Inc.	56,249	4,883,538
Cencora, Inc.	36,042	6,486,479
Centene Corp.*	119,629	8,240,046
Cigna Group (The)	65,391	18,706,403
CVS Health Corp.	283,762	19,812,263
DaVita, Inc.*	11,897	1,124,623
Elevance Health, Inc.	52,062	22,668,836
HCA Healthcare, Inc.	44,467	10,937,993
Henry Schein, Inc.*	28,850	2,142,112
Humana, Inc.	27,375	13,318,485
Laboratory Corp. of America Holdings	19,574	3,935,353
McKesson Corp.	29,804	12,960,269
Molina Healthcare, Inc.*	12,880	4,223,223
Quest Diagnostics, Inc.	24,796	3,021,641
UnitedHealth Group, Inc.	204,648	103,181,475
Universal Health Services, Inc., Class B	13,729	1,726,147

		237,368,886

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	65,257	7,297,038
Bio-Rad Laboratories, Inc., Class A*	4,614	1,653,888
Bio-Techne Corp.	34,783	2,367,679
Charles River Laboratories International, Inc.*	11,327	2,219,865
Danaher Corp.	145,180	36,019,158
Illumina, Inc.*	34,973	4,801,093
IQVIA Holdings, Inc.*	40,457	7,959,915
Mettler-Toledo International, Inc.*	4,831	5,353,086
Revvity, Inc.	27,425	3,035,948
Thermo Fisher Scientific, Inc.	85,268	43,160,104
Waters Corp.*	13,058	3,580,634
West Pharmaceutical Services, Inc.	16,318	6,122,677

		123,571,085

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	461,545	26,788,072
Catalent, Inc.*	39,827	1,813,323
Eli Lilly and Co.	176,171	94,626,729
Johnson & Johnson	532,002	82,859,312
Merck & Co., Inc.	560,614	57,715,211
Organon & Co.	56,463	980,198
Pfizer, Inc.	1,247,360	41,374,931
Viatris, Inc.	265,012	2,613,018
Zoetis, Inc., Class A	101,698	17,693,418

		326,464,212

Total Health Care		1,060,548,996

Industrials (8.2%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	15,526	3,089,519
Boeing Co. (The)*	125,270	24,011,754
General Dynamics Corp.	50,068	11,063,526
Howmet Aerospace, Inc.	86,516	4,001,365
Huntington Ingalls Industries, Inc.	8,808	1,801,941
L3Harris Technologies, Inc.	41,785	7,275,604
Lockheed Martin Corp.	49,517	20,250,472
Northrop Grumman Corp.	31,421	13,831,210
RTX Corp.	321,566	23,143,105
Textron, Inc.	43,760	3,419,406
TransDigm Group, Inc.*	12,192	10,279,441

		122,167,343

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	25,723	2,215,522
Expeditors International of Washington, Inc.	32,675	3,745,535
FedEx Corp.	51,121	13,542,975
United Parcel Service, Inc., Class B	159,793	24,906,935

		44,410,967

Building Products (0.4%)
A.O. Smith Corp.	27,526	1,820,294
Allegion plc	19,393	2,020,750
Carrier Global Corp.	185,057	10,215,146
Johnson Controls International plc	150,303	7,997,623
Masco Corp.	49,693	2,656,091
Trane Technologies plc	50,460	10,238,839

		34,948,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.5%)
Cintas Corp.	19,106	$9,190,177
Copart, Inc.*	191,975	8,272,203
Republic Services, Inc., Class A	45,426	6,473,659
Rollins, Inc.	53,351	1,991,593
Waste Management, Inc.	81,435	12,413,951

		38,341,583

Construction & Engineering (0.1%)
Quanta Services, Inc.	32,079	6,001,019

Electrical Equipment (0.6%)
AMETEK, Inc.	50,971	7,531,475
Eaton Corp. plc	88,151	18,800,845
Emerson Electric Co.	126,261	12,193,025
Generac Holdings, Inc.*	13,751	1,498,309
Rockwell Automation, Inc.	25,376	7,254,237

		47,277,891

Ground Transportation (0.8%)
CSX Corp.	443,258	13,630,184
JB Hunt Transport Services, Inc.	18,037	3,400,335
Norfolk Southern Corp.	50,154	9,876,827
Old Dominion Freight Line, Inc.	19,795	8,098,926
Union Pacific Corp.	134,647	27,418,169

		62,424,441

Industrial Conglomerates (0.8%)
3M Co.	121,951	11,417,053
General Electric Co.	240,455	26,582,300
Honeywell International, Inc.	146,689	27,099,326

		65,098,679

Machinery (1.8%)
Caterpillar, Inc.	112,706	30,768,738
Cummins, Inc.	31,294	7,149,427
Deere & Co.	60,241	22,733,749
Dover Corp.	30,902	4,311,138
Fortive Corp.	77,773	5,767,646
IDEX Corp.	16,703	3,474,558
Illinois Tool Works, Inc.	60,794	14,001,466
Ingersoll Rand, Inc.	89,344	5,693,000
Nordson Corp.	11,961	2,669,336
Otis Worldwide Corp.	90,967	7,305,560
PACCAR, Inc.	115,503	9,820,065
Parker-Hannifin Corp.	28,344	11,040,555
Pentair plc	36,478	2,361,951
Snap-on, Inc.	11,691	2,981,906
Stanley Black & Decker, Inc.	33,853	2,829,434
Westinghouse Air Brake Technologies Corp.	39,575	4,205,635
Xylem, Inc.	53,206	4,843,342

		141,957,506

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	28,108	1,042,245
American Airlines Group, Inc.*	144,347	1,849,085
Delta Air Lines, Inc.	142,150	5,259,550
Southwest Airlines Co.	131,593	3,562,223
United Airlines Holdings, Inc.*	72,461	3,065,100

		14,778,203

Professional Services (0.8%)
Automatic Data Processing, Inc.	91,020	21,897,592
Broadridge Financial Solutions, Inc.	26,096	4,672,489
Ceridian HCM Holding, Inc.(x)*	34,380	2,332,683
Equifax, Inc.	27,112	4,966,376
Jacobs Solutions, Inc.	27,819	3,797,293
Leidos Holdings, Inc.	30,345	2,796,595
Paychex, Inc.	70,893	8,176,090
Paycom Software, Inc.	10,882	2,821,376
Robert Half, Inc.	23,658	1,733,658
Verisk Analytics, Inc., Class A	32,041	7,569,366

		60,763,518

Trading Companies & Distributors (0.2%)
Fastenal Co.	126,224	6,896,879
United Rentals, Inc.	15,086	6,706,783
WW Grainger, Inc.	9,832	6,802,171

		20,405,833

Total Industrials		658,575,726

Information Technology (27.2%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	55,400	10,189,722
Cisco Systems, Inc.	900,301	48,400,182
F5, Inc.*	13,102	2,111,256
Juniper Networks, Inc.	70,998	1,973,034
Motorola Solutions, Inc.	36,900	10,045,656

		72,719,850

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	131,455	11,040,906
CDW Corp.	29,615	5,975,122
Corning, Inc.	169,604	5,167,834
Keysight Technologies, Inc.*	39,407	5,213,940
TE Connectivity Ltd.	69,358	8,567,794
Teledyne Technologies, Inc.*	10,400	4,249,232
Trimble, Inc.*	54,862	2,954,867
Zebra Technologies Corp., Class A*	11,342	2,682,723

		45,852,418

IT Services (1.2%)
Accenture plc, Class A	139,361	42,799,157
Akamai Technologies, Inc.*	33,581	3,577,720
Cognizant Technology Solutions Corp., Class A	111,579	7,558,362
DXC Technology Co.*	45,329	944,203
EPAM Systems, Inc.*	12,805	3,274,110
Gartner, Inc.*	17,415	5,983,968
International Business Machines Corp.	201,268	28,237,900
VeriSign, Inc.*	19,823	4,014,752

		96,390,172

Semiconductors & Semiconductor Equipment (7.3%)
Advanced Micro Devices, Inc.*	356,950	36,701,599
Analog Devices, Inc.	110,778	19,396,120
Applied Materials, Inc.	185,525	25,685,936
Broadcom, Inc.	91,174	75,727,301
Enphase Energy, Inc.*	30,125	3,619,519
First Solar, Inc.*	23,602	3,813,847
Intel Corp.	925,254	32,892,780
KLA Corp.	30,206	13,854,284
Lam Research Corp.	29,449	18,457,750
Microchip Technology, Inc.	120,260	9,386,293
Micron Technology, Inc.	241,985	16,462,240
Monolithic Power Systems, Inc.	10,556	4,876,872
NVIDIA Corp.	545,696	237,372,303
NXP Semiconductors NV	56,956	11,386,643
ON Semiconductor Corp.*	95,338	8,861,667
Qorvo, Inc.*	21,631	2,065,112
QUALCOMM, Inc.	246,558	27,382,731
Skyworks Solutions, Inc.	35,215	3,471,847
SolarEdge Technologies, Inc.*	12,495	1,618,227
Teradyne, Inc.	34,026	3,418,252
Texas Instruments, Inc.	200,597	31,896,929

		588,348,252

Software (10.0%)
Adobe, Inc.*	100,700	51,346,930
ANSYS, Inc.*	19,175	5,705,521
Autodesk, Inc.*	47,218	9,769,876
Cadence Design Systems, Inc.*	60,046	14,068,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	5,492	$4,769,967
Fortinet, Inc.*	144,009	8,450,448
Gen Digital, Inc.	124,319	2,197,960
Intuit, Inc.	61,874	31,613,902
Microsoft Corp.	1,641,455	518,289,416
Oracle Corp.	347,803	36,839,294
Palo Alto Networks, Inc.*	67,572	15,841,580
PTC, Inc.*	26,254	3,719,667
Roper Technologies, Inc.	23,576	11,417,385
Salesforce, Inc.*	215,186	43,635,417
ServiceNow, Inc.*	45,070	25,192,327
Synopsys, Inc.*	33,617	15,429,195
Tyler Technologies, Inc.*	9,296	3,589,557

		801,877,220

Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc.	3,246,823	555,888,566
Hewlett Packard Enterprise Co.	285,335	4,956,269
HP, Inc.	191,688	4,926,382
NetApp, Inc.	46,575	3,534,111
Seagate Technology Holdings plc	42,612	2,810,261
Western Digital Corp.*	70,684	3,225,311

		575,340,900

Total Information Technology		2,180,528,812

Materials (2.4%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	49,079	13,908,989
Albemarle Corp.	25,925	4,408,287
Celanese Corp., Class A	22,112	2,775,498
CF Industries Holdings, Inc.	42,628	3,654,925
Corteva, Inc.	156,808	8,022,297
Dow, Inc.	155,330	8,008,815
DuPont de Nemours, Inc.	101,420	7,564,918
Eastman Chemical Co.	26,193	2,009,527
Ecolab, Inc.	55,878	9,465,733
FMC Corp.	27,557	1,845,492
International Flavors & Fragrances, Inc.	56,393	3,844,311
Linde plc	107,802	40,140,075
LyondellBasell Industries NV, Class A	56,584	5,358,505
Mosaic Co. (The)	73,411	2,613,431
PPG Industries, Inc.	52,032	6,753,754
Sherwin-Williams Co. (The)	52,267	13,330,698

		133,705,255

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,654	5,604,694
Vulcan Materials Co.	29,354	5,930,095

		11,534,789

Containers & Packaging (0.2%)
Amcor plc	325,086	2,977,788
Avery Dennison Corp.	17,803	3,252,074
Ball Corp.	69,606	3,464,986
International Paper Co.	76,441	2,711,362
Packaging Corp. of America	19,865	3,050,271
Sealed Air Corp.	31,899	1,048,201
Westrock Co.	56,620	2,026,996

		18,531,678

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	316,733	11,810,974
Newmont Corp.	175,580	6,487,681
Nucor Corp.	54,950	8,591,432
Steel Dynamics, Inc.	34,400	3,688,368

		30,578,455

Total Materials		194,350,177

Real Estate (2.3%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	120,860	2,218,989
Ventas, Inc. (REIT)	88,897	3,745,231
Welltower, Inc. (REIT)	114,603	9,388,278

		15,352,498

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	157,215	2,526,445

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	204,109	22,903,071

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	34,404	3,443,841
Boston Properties, Inc. (REIT)	31,884	1,896,460

		5,340,301

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	68,452	5,055,865
CoStar Group, Inc.*	90,214	6,936,554

		11,992,419

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	31,376	5,388,514
Camden Property Trust (REIT)	23,589	2,231,048
Equity Residential (REIT)	76,203	4,473,878
Essex Property Trust, Inc. (REIT)	14,180	3,007,436
Invitation Homes, Inc. (REIT)	127,087	4,027,387
Mid-America Apartment Communities, Inc. (REIT)	25,777	3,316,211
UDR, Inc. (REIT)	66,969	2,388,784

		24,833,258

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,210	1,469,112
Kimco Realty Corp. (REIT)	136,951	2,408,968
Realty Income Corp. (REIT)	156,592	7,820,205
Regency Centers Corp. (REIT)	36,303	2,157,850
Simon Property Group, Inc. (REIT)	72,286	7,809,057

		21,665,192

Specialized REITs (1.0%)
American Tower Corp. (REIT)	102,988	16,936,377
Crown Castle, Inc. (REIT)	95,813	8,817,670
Digital Realty Trust, Inc. (REIT)	66,877	8,093,454
Equinix, Inc. (REIT)	20,671	15,012,520
Extra Space Storage, Inc. (REIT)	46,677	5,674,990
Iron Mountain, Inc. (REIT)	64,479	3,833,276
Public Storage (REIT)	34,961	9,212,923
SBA Communications Corp. (REIT), Class A	23,945	4,793,071
VICI Properties, Inc. (REIT), Class A	223,896	6,515,374
Weyerhaeuser Co. (REIT)	161,444	4,949,873

		83,839,528

Total Real Estate		188,452,712

Utilities (2.4%)
Electric Utilities (1.6%)
Alliant Energy Corp.	55,833	2,705,109
American Electric Power Co., Inc.	113,818	8,561,390
Constellation Energy Corp.	71,049	7,750,025
Duke Energy Corp.	170,272	15,028,207
Edison International	84,680	5,359,397
Entergy Corp.	46,717	4,321,322
Evergy, Inc.	50,748	2,572,924
Eversource Energy	77,123	4,484,702
Exelon Corp.	219,873	8,309,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
FirstEnergy Corp.	114,005	$3,896,691
NextEra Energy, Inc.	447,099	25,614,302
NRG Energy, Inc.	50,619	1,949,844
PG&E Corp.*	462,017	7,452,334
Pinnacle West Capital Corp.	25,034	1,844,505
PPL Corp.	162,845	3,836,628
Southern Co. (The)	240,934	15,593,248
Xcel Energy, Inc.	121,850	6,972,257

		126,251,886

Gas Utilities (0.0%)†
Atmos Energy Corp.	32,800	3,474,504

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	147,941	2,248,703

Multi-Utilities (0.7%)
Ameren Corp.	58,049	4,343,807
CenterPoint Energy, Inc.	139,447	3,744,152
CMS Energy Corp.	64,451	3,422,993
Consolidated Edison, Inc.	76,204	6,517,728
Dominion Energy, Inc.	184,868	8,258,053
DTE Energy Co.	45,550	4,522,204
NiSource, Inc.	91,300	2,253,284
Public Service Enterprise Group, Inc.	110,268	6,275,352
Sempra	139,033	9,458,415
WEC Energy Group, Inc.	69,689	5,613,449

		54,409,437

Water Utilities (0.1%)
American Water Works Co., Inc.	43,008	5,325,681

Total Utilities		191,710,211

Total Common Stocks (99.0%) (Cost $2,542,227,001)		7,937,202,756

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield)(xx)	10,000	10,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield)(xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield)(xx)	3,429,078	3,429,078

Total Investment Companies		4,439,078

Total Short-Term Investments (0.1%) (Cost $4,439,078)		4,439,078

Total Investments in Securities (99.1%) (Cost $2,546,666,079)		7,941,641,834
Other Assets Less Liabilities (0.9%)		75,686,942

Net Assets (100%)		$8,017,328,776

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,218,060.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $4,703,189. This was collateralized by $295,218 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.000%, maturing 10/26/23 - 2/15/53 and by cash of $4,439,078 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	330	12/2023	USD	71,370,750	(2,924,835)

					(2,924,835)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$704,195,169	$—	$—	$704,195,169
Consumer Discretionary	847,384,614	—	—	847,384,614
Consumer Staples	521,534,969	—	—	521,534,969
Energy	372,906,179	—	—	372,906,179
Financials	1,017,015,191	—	—	1,017,015,191
Health Care	1,060,548,996	—	—	1,060,548,996
Industrials	658,575,726	—	—	658,575,726
Information Technology	2,180,528,812	—	—	2,180,528,812
Materials	194,350,177	—	—	194,350,177
Real Estate	188,452,712	—	—	188,452,712
Utilities	191,710,211	—	—	191,710,211
Short-Term Investments
Investment Companies	4,439,078	—	—	4,439,078

Total Assets	$7,941,641,834	$—	$—	$7,941,641,834

Liabilities:
Futures	$(2,924,835)	$—	$—	$(2,924,835)

Total Liabilities	$(2,924,835)	$—	$—	$(2,924,835)

Total	$7,938,716,999	$—	$—	$7,938,716,999

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,640,191,818
Aggregate gross unrealized depreciation	(253,532,639)

Net unrealized appreciation	$5,386,659,179

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,552,057,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	342,700	$5,147,354
Cellnex Telecom SA(m)	13,800	481,034
Liberty Global plc, Class C*	22,893	424,894

		6,053,282

Entertainment (1.4%)
Cinemark Holdings, Inc.*	26,942	494,386
Netflix, Inc.*	19,202	7,250,675
Sea Ltd. (ADR)*	42,305	1,859,305
Take-Two Interactive Software, Inc.*	9,748	1,368,522
TKO Group Holdings, Inc.	7,900	664,074
Walt Disney Co. (The)*	30,145	2,443,252

		14,080,214

Interactive Media & Services (6.0%)
Alphabet, Inc., Class A*	157,400	20,597,364
Alphabet, Inc., Class C*	103,120	13,596,372
Meta Platforms, Inc., Class A*	79,929	23,995,485
Pinterest, Inc., Class A*	24,200	654,126
Snap, Inc., Class A*	177,494	1,581,472

		60,424,819

Media (0.8%)
Altice USA, Inc., Class A*	36,539	119,482
Charter Communications, Inc., Class A*	3,600	1,583,352
Comcast Corp., Class A	71,732	3,180,597
Liberty Broadband Corp., Class A*	22,300	2,027,293
Liberty Broadband Corp., Class C*	11,200	1,022,784

		7,933,508

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	24,739	3,464,697

Total Communication Services		91,956,520

Consumer Discretionary (10.3%)
Automobile Components (0.1%)
Aptiv plc*	12,400	1,222,516

Automobiles (1.6%)
Tesla, Inc.*	66,600	16,664,652

Broadline Retail (4.1%)
Amazon.com, Inc.*	322,800	41,034,336
Etsy, Inc.*	9,500	613,510

		41,647,846

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc.*	1,170	3,608,221
Chipotle Mexican Grill, Inc., Class A*	1,335	2,445,493
Domino’s Pizza, Inc.	3,000	1,136,370
Dutch Bros, Inc., Class A(x)*	6,500	151,125
Flutter Entertainment plc*	5,000	816,857
Marriott International, Inc., Class A	16,200	3,184,272
Penn Entertainment, Inc.*	25,400	582,930
Red Rock Resorts, Inc., Class A	8,700	356,700
Starbucks Corp.	44,500	4,061,515
Sweetgreen, Inc., Class A*	5,900	69,325
Wingstop, Inc.	5,600	1,007,104
Yum! Brands, Inc.	18,500	2,311,390

		19,731,302

Household Durables (0.0%)†
DR Horton, Inc.	417	44,815

Leisure Products (0.2%)
YETI Holdings, Inc.*	37,500	1,808,250

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A*	10,400	586,248
Home Depot, Inc. (The)	13,100	3,958,296
O’Reilly Automotive, Inc.*	2,330	2,117,644
Signet Jewelers Ltd.	7,300	524,213
TJX Cos., Inc. (The)	92,300	8,203,624
Williams-Sonoma, Inc.	2,000	310,800

		15,700,825

Textiles, Apparel & Luxury Goods (0.7%)
Hermes International SCA	500	914,416
NIKE, Inc., Class B	30,900	2,954,658
PVH Corp.	5,500	420,805
Ralph Lauren Corp., Class A	15,300	1,776,177
Tapestry, Inc.	30,500	876,875
Wolverine World Wide, Inc.	11,900	95,914

		7,038,845

Total Consumer Discretionary		103,859,051

Consumer Staples (6.4%)
Beverages (2.2%)
Boston Beer Co., Inc. (The), Class A*	1,990	775,165
Celsius Holdings, Inc.*	2,800	480,480
Coca-Cola Co. (The)	126,706	7,093,002
Constellation Brands, Inc., Class A	10,903	2,740,251
Diageo plc	10,100	373,880
Duckhorn Portfolio, Inc. (The)(x)*	37,916	389,018
Keurig Dr Pepper, Inc.	49,574	1,565,051
Monster Beverage Corp.*	51,071	2,704,210
PepsiCo, Inc.	30,803	5,219,260
Vita Coco Co., Inc. (The)*	22,929	597,071

		21,937,388

Consumer Staples Distribution & Retail (1.7%)
BJ’s Wholesale Club Holdings, Inc.*	5,300	378,261
Costco Wholesale Corp.	14,237	8,043,335
Dollar Tree, Inc.*	8,525	907,486
Maplebear, Inc.(x)*	5,900	175,171
Target Corp.	4,600	508,622
Walmart, Inc.	45,121	7,216,202

		17,229,077

Food Products (0.8%)
Freshpet, Inc.(x)*	9,462	623,357
Hershey Co. (The)	6,666	1,333,733
Lamb Weston Holdings, Inc.	8,941	826,685
McCormick & Co., Inc. (Non-Voting)	14,071	1,064,331
Mondelez International, Inc., Class A	54,831	3,805,271

		7,653,377

Household Products (1.3%)
Colgate-Palmolive Co.	25,800	1,834,638
Energizer Holdings, Inc.	8,800	281,952
Procter & Gamble Co. (The)	78,474	11,446,218

		13,562,808

Personal Care Products (0.4%)
e.l.f. Beauty, Inc.*	6,600	724,878
Estee Lauder Cos., Inc. (The), Class A	12,537	1,812,223
Kenvue, Inc.	75,426	1,514,554

		4,051,655

Total Consumer Staples		64,434,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.9%)
Energy Equipment & Services (0.5%)
Expro Group Holdings NV*	50,739	$1,178,667
Schlumberger NV	34,160	1,991,528
Weatherford International plc*	20,160	1,821,053

		4,991,248

Oil, Gas & Consumable Fuels (4.4%)
Africa Oil Corp.	497,980	1,000,909
Athabasca Oil Corp.(x)*	318,070	1,018,667
Eco Atlantic Oil & Gas Ltd.*	356,670	51,206
Exxon Mobil Corp.	188,610	22,176,764
Hess Corp.	28,228	4,318,884
Imperial Oil Ltd.	62,742	3,864,528
Kosmos Energy Ltd.*	156,515	1,280,293
MEG Energy Corp.*	153,867	2,994,077
Phillips 66	19,080	2,292,462
Shell plc (ADR)	29,000	1,867,020
Valero Energy Corp.	23,863	3,381,626

		44,246,436

Total Energy		49,237,684

Financials (12.9%)
Banks (4.2%)
AIB Group plc	102,400	461,198
Bank of America Corp.	199,571	5,464,254
BNP Paribas SA	43,824	2,799,899
Citigroup, Inc.	34,786	1,430,748
DNB Bank ASA	43,800	882,826
Eurobank Ergasias Services and Holdings SA*	769,256	1,186,599
JPMorgan Chase & Co.	111,102	16,112,012
KBC Group NV	8,445	528,030
KeyCorp	161,610	1,738,923
M&T Bank Corp.	9,325	1,179,146
Piraeus Financial Holdings SA*	157,695	468,492
PNC Financial Services Group, Inc. (The)	19,300	2,369,461
Wells Fargo & Co.	183,876	7,513,173
Zions Bancorp NA	12,456	434,590

		42,569,351

Capital Markets (2.3%)
Bank of New York Mellon Corp. (The)	52,627	2,244,541
BlackRock, Inc.	4,902	3,169,094
Brookfield Corp.	23,100	722,337
Cboe Global Markets, Inc.	8,560	1,337,158
CME Group, Inc.	15,400	3,083,388
Interactive Brokers Group, Inc., Class A	14,300	1,237,808
London Stock Exchange Group plc	4,600	462,130
MarketAxess Holdings, Inc.	6,200	1,324,568
Morgan Stanley	54,200	4,426,514
State Street Corp.	22,086	1,478,879
StepStone Group, Inc., Class A	24,875	785,552
UBS Group AG (Registered)	105,400	2,598,110
Virtu Financial, Inc., Class A	24,314	419,903

		23,289,982

Consumer Finance (0.2%)
OneMain Holdings, Inc.	28,392	1,138,235
Shriram Finance Ltd.	23,257	537,544

		1,675,779

Financial Services (3.4%)
Apollo Global Management, Inc.	48,861	4,385,763
Berkshire Hathaway, Inc., Class A*	4	2,125,908
Berkshire Hathaway, Inc., Class B*	2,411	844,573
Block, Inc., Class A*	46,500	2,058,090
Dlocal Ltd., Class A*	44,600	854,982
Fiserv, Inc.*	32,537	3,675,380
FleetCor Technologies, Inc.*	4,049	1,033,872
Global Payments, Inc.	20,200	2,330,878
One 97 Communications Ltd.*	136,000	1,404,690
Shift4 Payments, Inc., Class A*	2,300	127,351
UWM Holdings Corp., Class A(x)	59,398	288,080
Visa, Inc., Class A	61,540	14,154,815
Worldline SA(m)*	25,000	704,393

		33,988,775

Insurance (2.8%)
Arthur J Gallagher & Co.	16,274	3,709,333
Chubb Ltd.	17,900	3,726,422
Direct Line Insurance Group plc*	423,940	890,703
Everest Group Ltd.	4,900	1,821,183
Fairfax Financial Holdings Ltd.	2,080	1,697,951
Globe Life, Inc.	10,981	1,193,964
Hartford Financial Services Group, Inc. (The)	33,098	2,346,979
Marsh & McLennan Cos., Inc.	22,760	4,331,228
Progressive Corp. (The)	27,524	3,834,093
Prudential plc	45,986	498,684
Travelers Cos., Inc. (The)	16,701	2,727,440
Unum Group	40,478	1,991,113

		28,769,093

Total Financials		130,292,980

Health Care (13.2%)
Biotechnology (2.3%)
Biogen, Inc.*	4,884	1,255,237
Exact Sciences Corp.*	18,823	1,284,105
Gilead Sciences, Inc.	106,166	7,956,080
Legend Biotech Corp. (ADR)*	12,841	862,530
PTC Therapeutics, Inc.*	906	20,304
Regeneron Pharmaceuticals, Inc.*	4,170	3,431,743
Sarepta Therapeutics, Inc.*	2,673	324,021
Vertex Pharmaceuticals, Inc.*	22,845	7,944,120

		23,078,140

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	13,179	1,276,386
Boston Scientific Corp.*	208,096	10,987,469
Inspire Medical Systems, Inc.*	2,519	499,870
Intuitive Surgical, Inc.*	16,473	4,814,893
Penumbra, Inc.*	7,100	1,717,561
PROCEPT BioRobotics Corp.(x)*	6,400	209,984
Stryker Corp.	32,163	8,789,183

		28,295,346

Health Care Providers & Services (4.1%)
agilon health, Inc.*	68,893	1,223,540
Cencora, Inc.	37,487	6,746,535
Cigna Group (The)	18,155	5,193,601
Humana, Inc.	6,254	3,042,696
Surgery Partners, Inc.*	119,280	3,488,940
UnitedHealth Group, Inc.	42,414	21,384,715

		41,080,027

Life Sciences Tools & Services (0.7%)
10X Genomics, Inc., Class A*	16,900	697,125
Danaher Corp.	9,927	2,462,889
Gerresheimer AG	25,000	2,628,588
IQVIA Holdings, Inc.*	3,581	704,562
Thermo Fisher Scientific, Inc.	2,285	1,156,598

		7,649,762

Pharmaceuticals (3.3%)
AstraZeneca plc (ADR)	84,512	5,723,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly and Co.	32,336	$17,368,636
Indivior plc*	90,548	1,965,397
Merck & Co., Inc.	63,948	6,583,446
Royalty Pharma plc, Class A	63,248	1,716,551

		33,357,182

Total Health Care		133,460,457

Industrials (8.8%)
Aerospace & Defense (1.8%)
Boeing Co. (The)*	26,205	5,022,974
Howmet Aerospace, Inc.	42,520	1,966,550
Lockheed Martin Corp.	12,995	5,314,435
Northrop Grumman Corp.	4,439	1,954,004
RTX Corp.	15,089	1,085,955
TransDigm Group, Inc.*	3,050	2,571,547

		17,915,465

Air Freight & Logistics (0.2%)
FedEx Corp.	7,580	2,008,093

Building Products (0.6%)
Trane Technologies plc	31,279	6,346,822

Electrical Equipment (1.0%)
AMETEK, Inc.	42,847	6,331,073
Eaton Corp. plc	15,200	3,241,856

		9,572,929

Ground Transportation (1.6%)
CSX Corp.	103,290	3,176,168
Old Dominion Freight Line, Inc.	12,210	4,995,599
Uber Technologies, Inc.*	92,555	4,256,605
Union Pacific Corp.	16,980	3,457,637

		15,886,009

Industrial Conglomerates (0.6%)
General Electric Co.	56,153	6,207,714

Machinery (2.8%)
Caterpillar, Inc.	17,436	4,760,028
Deere & Co.	4,190	1,581,222
Dover Corp.	31,650	4,415,491
Fortive Corp.	84,462	6,263,702
Ingersoll Rand, Inc.	73,780	4,701,262
Parker-Hannifin Corp.	17,184	6,693,512

		28,415,217

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	21,600	799,200

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	120,999	1,208,780

Total Industrials		88,360,229

Information Technology (26.5%)
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	39,400	3,309,206

IT Services (1.3%)
Accenture plc, Class A	3,300	1,013,463
Capgemini SE	8,000	1,402,337
EPAM Systems, Inc.*	7,400	1,892,106
Infosys Ltd. (ADR)	41,800	715,198
MongoDB, Inc., Class A*	9,200	3,181,912
Shopify, Inc., Class A*	16,500	900,405
Snowflake, Inc., Class A*	8,700	1,329,099
Twilio, Inc., Class A(x)*	21,900	1,281,807
Wix.com Ltd.*	12,900	1,184,220

		12,900,547

Semiconductors & Semiconductor Equipment (6.3%)
Advanced Micro Devices, Inc.*	37,200	3,824,904
ASML Holding NV	4,400	2,600,877
Lam Research Corp.	3,624	2,271,414
Marvell Technology, Inc.	46,200	2,500,806
Micron Technology, Inc.	93,400	6,354,002
NVIDIA Corp.	82,500	35,886,675
NXP Semiconductors NV	17,200	3,438,624
Renesas Electronics Corp.*	122,700	1,876,545
SolarEdge Technologies, Inc.*	10,300	1,333,953
Taiwan Semiconductor Manufacturing Co. Ltd.	243,000	3,937,021

		64,024,821

Software (12.3%)
Adobe, Inc.*	22,100	11,268,790
Autodesk, Inc.*	16,600	3,434,706
Elastic NV*	15,500	1,259,220
Five9, Inc.*	23,000	1,478,900
HubSpot, Inc.*	7,100	3,496,750
Intuit, Inc.	13,500	6,897,690
Klaviyo, Inc., Class A(x)*	2,400	82,800
Microsoft Corp.	251,500	79,411,125
Salesforce, Inc.*	42,300	8,577,594
Synopsys, Inc.*	9,200	4,222,524
Tenable Holdings, Inc.*	24,000	1,075,200
Workday, Inc., Class A*	12,100	2,599,685

		123,804,984

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	361,200	61,841,052
Samsung Electronics Co. Ltd.	36,990	1,874,993

		63,716,045

Total Information Technology		267,755,603

Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	5,452	1,545,097
Cabot Corp.	8,850	613,040
Celanese Corp., Class A	10,383	1,303,274
Chemours Co. (The)	24,695	692,695
Chemtrade Logistics Income Fund(x)	51,548	306,650
Corteva, Inc.	24,359	1,246,206
DuPont de Nemours, Inc.	15,844	1,181,804
Linde plc	18,844	7,016,563
LyondellBasell Industries NV, Class A	17,472	1,654,598
Nutrien Ltd.	4,480	276,667
Olin Corp.	8,016	400,640
Tronox Holdings plc	41,012	551,201
Westlake Corp.	3,080	383,984

		17,172,419

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,842	756,104
Vulcan Materials Co.	3,945	796,969

		1,553,073

Containers & Packaging (0.1%)
AptarGroup, Inc.	4,756	594,690
Greif, Inc., Class A	8,726	582,984

		1,177,674

Metals & Mining (0.5%)
E3 Lithium Ltd.*	17,350	39,982
First Quantum Minerals Ltd.	50,680	1,197,365
Franco-Nevada Corp.	4,656	621,589
Freeport-McMoRan, Inc.	47,366	1,766,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Horizonte Minerals plc(x)*	96,830	$148,269
Ivanhoe Mines Ltd., Class A(x)*	39,590	339,280
Major Drilling Group International, Inc.*	19,142	116,550
Reliance Steel & Aluminum Co.	2,566	672,882

		4,902,195

Total Materials		24,805,361

Real Estate (2.2%)
Health Care REITs (0.3%)
Ventas, Inc. (REIT)	20,999	884,688
Welltower, Inc. (REIT)	26,787	2,194,391

		3,079,079

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	29,065	3,261,384

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	325	32,532
COPT Defense Properties (REIT)	21,013	500,740

		533,272

Residential REITs (0.6%)
Equity LifeStyle Properties, Inc. (REIT)	25,139	1,601,606
Essex Property Trust, Inc. (REIT)	6,581	1,395,764
Invitation Homes, Inc. (REIT)	53,532	1,696,429
Mid-America Apartment
Communities, Inc. (REIT)	11,743	1,510,737

		6,204,536

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	7,934	857,110

Specialized REITs (0.9%)
American Tower Corp. (REIT)	13,791	2,267,930
Crown Castle, Inc. (REIT)	13,099	1,205,501
CubeSmart (REIT)	4,448	169,602
Digital Realty Trust, Inc. (REIT)	15,300	1,851,606
Equinix, Inc. (REIT)	4,257	3,091,689
Extra Space Storage, Inc. (REIT)	360	43,769

		8,630,097

Total Real Estate		22,565,478

Utilities (2.4%)
Electric Utilities (1.7%)
Constellation Energy Corp.	22,766	2,483,315
Edison International	18,400	1,164,536
Exelon Corp.	36,800	1,390,672
FirstEnergy Corp.	15,000	512,700
NextEra Energy, Inc.	68,800	3,941,552
NRG Energy, Inc.	8,705	335,317
PG&E Corp.*	166,000	2,677,580
PPL Corp.	40,200	947,112
Southern Co. (The)	62,900	4,070,888

		17,523,672

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	51,800	787,360

Multi-Utilities (0.5%)
Dominion Energy, Inc.	33,160	1,481,257
NiSource, Inc.	37,900	935,372
Sempra	39,600	2,693,988

		5,110,617

Water Utilities (0.1%)
American Water Works Co., Inc.	6,600	817,278

Total Utilities		24,238,927

Total Common Stocks (99.2%) (Cost $774,018,600)		1,000,966,595

EXCHANGE TRADED FUND (ETF):
Equity (0.3%)
iShares Core S&P 500 ETF	6,100	2,619,523

Total Exchange Traded Fund (0.3%) (Cost $2,665,375)		2,619,523

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,138,679	1,138,679

Total Short-Term Investment (0.1%) (Cost $1,138,679)		1,138,679

Total Investments in Securities (99.6%) (Cost $777,822,654)		1,004,724,797
Other Assets Less Liabilities (0.4%)		4,280,340

Net Assets (100%)		$1,009,005,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $1,185,427 or 0.1% of net assets.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $1,619,974. This was collateralized by $580,951 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.558%, maturing 10/3/23 - 5/15/53 and by cash of $1,138,679 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

REIT — Real Estate Investment Trust

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	532,323	CAD	721,874	Citibank NA	10/4/2023	842

Net unrealized appreciation						842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$91,475,486	$481,034	$—	$91,956,520
Consumer Discretionary	102,127,778	1,731,273	—	103,859,051
Consumer Staples	64,060,425	373,880	—	64,434,305
Energy	49,237,684	—	—	49,237,684
Financials	119,467,792	10,825,188	—	130,292,980
Health Care	128,866,472	4,593,985	—	133,460,457
Industrials	88,360,229	—	—	88,360,229
Information Technology	256,063,830	11,691,773	—	267,755,603
Materials	24,657,092	148,269	—	24,805,361
Real Estate	22,565,478	—	—	22,565,478
Utilities	24,238,927	—	—	24,238,927
Exchange Traded Fund	2,619,523	—	—	2,619,523
Forward Currency Contracts	—	842	—	842
Short-Term Investment
Investment Company	1,138,679	—	—	1,138,679

Total Assets	$974,879,395	$29,846,244	$—	$1,004,725,639

Total Liabilities	$—	$—	$—	$—

Total	$974,879,395	$29,846,244	$—	$1,004,725,639

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,078,367
Aggregate gross unrealized depreciation	(43,967,256)

Net unrealized appreciation	$225,111,111

Federal income tax cost of investments in securities and derivative instruments, if applicable	$779,614,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	10,042	$150,831
Verizon Communications, Inc.	5,949	192,807

		343,638

Entertainment (0.3%)
Activision Blizzard, Inc.	1,017	95,222
Electronic Arts, Inc.	349	42,019
Live Nation Entertainment, Inc.*	196	16,276
Netflix, Inc.*	622	234,867
Take-Two Interactive Software, Inc.*	222	31,166
Walt Disney Co. (The)*	2,576	208,785
Warner Bros Discovery, Inc.*	3,174	34,470

		662,805

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A*	8,380	1,096,607
Alphabet, Inc., Class C*	7,119	938,640
Match Group, Inc.*	388	15,200
Meta Platforms, Inc., Class A*	3,135	941,158

		2,991,605

Media (0.2%)
Charter Communications, Inc., Class A*	146	64,214
Comcast Corp., Class A	5,797	257,039
Fox Corp., Class A	370	11,544
Fox Corp., Class B	199	5,747
Interpublic Group of Cos., Inc. (The)	546	15,648
News Corp., Class A	529	10,612
News Corp., Class B	170	3,548
Omnicom Group, Inc.	279	20,780
Paramount Global, Class B(x)	688	8,875

		398,007

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	730	102,237

Total Communication Services		4,498,292

Consumer Discretionary (2.3%)
Automobile Components (0.0%)†
Aptiv plc*	403	39,732
BorgWarner, Inc.	333	13,443

		53,175

Automobiles (0.5%)
Ford Motor Co.	5,553	68,968
General Motors Co.	1,979	65,248
Tesla, Inc.*	3,896	974,857

		1,109,073

Broadline Retail (0.7%)
Amazon.com, Inc.*	12,810	1,628,407
eBay, Inc.	748	32,979
Etsy, Inc.*	170	10,979

		1,672,365

Distributors (0.0%)†
Genuine Parts Co.	203	29,309
LKQ Corp.	365	18,071
Pool Corp.	57	20,298

		67,678

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	601	82,463
Booking Holdings, Inc.*	50	154,198
Caesars Entertainment, Inc.*	318	14,739
Carnival Corp.*	1,442	19,784
Chipotle Mexican Grill, Inc., Class A*	39	71,441
Darden Restaurants, Inc.	167	23,918
Domino’s Pizza, Inc.	48	18,182
Expedia Group, Inc.*	205	21,129
Hilton Worldwide Holdings, Inc.	370	55,567
Las Vegas Sands Corp.	475	21,774
Marriott International, Inc., Class A	351	68,993
McDonald’s Corp.	1,031	271,607
MGM Resorts International	410	15,072
Norwegian Cruise Line Holdings Ltd.*	573	9,443
Royal Caribbean Cruises Ltd.*	345	31,788
Starbucks Corp.	1,623	148,131
Wynn Resorts Ltd.	141	13,030
Yum! Brands, Inc.	398	49,726

		1,090,985

Household Durables (0.1%)
DR Horton, Inc.	437	46,964
Garmin Ltd.	211	22,197
Lennar Corp., Class A	354	39,730
Mohawk Industries, Inc.*	73	6,264
NVR, Inc.*	4	23,853
PulteGroup, Inc.	315	23,326
Whirlpool Corp.	77	10,295

		172,629

Leisure Products (0.0%)†
Hasbro, Inc.	182	12,037

Specialty Retail (0.4%)
AutoZone, Inc.*	26	66,040
Bath & Body Works, Inc.	318	10,748
Best Buy Co., Inc.	273	18,965
CarMax, Inc.*	219	15,490
Home Depot, Inc. (The)	1,416	427,859
Lowe’s Cos., Inc.	825	171,468
O’Reilly Automotive, Inc.*	85	77,253
Ross Stores, Inc.	482	54,442
TJX Cos., Inc. (The)	1,631	144,963
Tractor Supply Co.	154	31,270
Ulta Beauty, Inc.*	71	28,361

		1,046,859

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,740	166,379
Ralph Lauren Corp., Class A	57	6,617
Tapestry, Inc.	336	9,660
VF Corp.	462	8,163

		190,819

Total Consumer Discretionary		5,415,620

Consumer Staples (1.4%)
Beverages (0.4%)
Brown-Forman Corp., Class B	253	14,596
Coca-Cola Co. (The)	5,487	307,162
Constellation Brands, Inc., Class A	225	56,549
Keurig Dr Pepper, Inc.	1,420	44,829
Molson Coors Beverage Co., Class B	263	16,724
Monster Beverage Corp.*	1,067	56,498
PepsiCo, Inc.	1,941	328,883

		825,241

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	627	354,230
Dollar General Corp.	310	32,798
Dollar Tree, Inc.*	299	31,829
Kroger Co. (The)	930	41,618
Sysco Corp.	721	47,622
Target Corp.	650	71,870
Walgreens Boots Alliance, Inc.	995	22,129
Walmart, Inc.	2,011	321,619

		923,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.2%)
Archer-Daniels-Midland Co.	761	$57,395
Bunge Ltd.	208	22,516
Campbell Soup Co.	272	11,174
Conagra Brands, Inc.	661	18,124
General Mills, Inc.	834	53,368
Hershey Co. (The)	210	42,017
Hormel Foods Corp.	396	15,060
J M Smucker Co. (The)	134	16,470
Kellogg Co.	354	21,066
Kraft Heinz Co. (The)	1,145	38,518
Lamb Weston Holdings, Inc.	211	19,509
McCormick & Co., Inc. (Non-Voting)	354	26,776
Mondelez International, Inc., Class A	1,927	133,734
Tyson Foods, Inc., Class A	394	19,893

		495,620

Household Products (0.3%)
Church & Dwight Co., Inc.	342	31,337
Clorox Co. (The)	172	22,542
Colgate-Palmolive Co.	1,168	83,057
Kimberly-Clark Corp.	481	58,129
Procter & Gamble Co. (The)	3,325	484,985

		680,050

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	324	46,834
Kenvue, Inc.	2,387	47,931

		94,765

Tobacco (0.1%)
Altria Group, Inc.	2,474	104,032
Philip Morris International, Inc.	2,196	203,305

		307,337

Total Consumer Staples		3,326,728

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	1,433	50,614
Halliburton Co.	1,296	52,488
Schlumberger NV	2,026	118,116

		221,218

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	437	17,961
Chevron Corp.	2,506	422,562
ConocoPhillips	1,681	201,384
Coterra Energy, Inc.	1,091	29,512
Devon Energy Corp.	906	43,216
Diamondback Energy, Inc.	255	39,494
EOG Resources, Inc.	828	104,957
EQT Corp.	505	20,493
Exxon Mobil Corp.	5,643	663,504
Hess Corp.	393	60,129
Kinder Morgan, Inc.	2,669	44,252
Marathon Oil Corp.	872	23,326
Marathon Petroleum Corp.	562	85,053
Occidental Petroleum Corp.	930	60,338
ONEOK, Inc.	853	54,106
Phillips 66	624	74,974
Pioneer Natural Resources Co.	328	75,292
Targa Resources Corp.	310	26,573
Valero Energy Corp.	492	69,721
Williams Cos., Inc. (The)	1,729	58,250

		2,175,097

Total Energy		2,396,315

Financials (2.8%)
Banks (0.7%)
Bank of America Corp.	9,789	268,023
Citigroup, Inc.	2,708	111,380
Citizens Financial Group, Inc.	667	17,876
Comerica, Inc.	180	7,479
Fifth Third Bancorp	942	23,861
Huntington Bancshares, Inc.	2,114	21,986
JPMorgan Chase & Co.	4,096	594,002
KeyCorp	1,267	13,633
M&T Bank Corp.	239	30,221
PNC Financial Services Group, Inc. (The)	568	69,733
Regions Financial Corp.	1,317	22,652
Truist Financial Corp.	1,886	53,958
US Bancorp	2,194	72,534
Wells Fargo & Co.	5,155	210,633
Zions Bancorp NA	211	7,362

		1,525,333

Capital Markets (0.6%)
Ameriprise Financial, Inc.	147	48,463
Bank of New York Mellon Corp. (The)	1,102	47,000
BlackRock, Inc.	198	128,005
Blackstone, Inc.	1,003	107,461
Cboe Global Markets, Inc.	146	22,807
Charles Schwab Corp. (The)	2,103	115,455
CME Group, Inc.	512	102,513
FactSet Research Systems, Inc.	52	22,737
Goldman Sachs Group, Inc. (The)	463	149,813
Intercontinental Exchange, Inc.	811	89,226
Invesco Ltd.	632	9,177
MarketAxess Holdings, Inc.	51	10,896
Moody’s Corp.	222	70,190
Morgan Stanley	1,801	147,088
MSCI, Inc., Class A	114	58,491
Nasdaq, Inc.	493	23,955
Northern Trust Corp.	290	20,149
Raymond James Financial, Inc.	275	27,618
S&P Global, Inc.	457	166,992
State Street Corp.	444	29,730
T. Rowe Price Group, Inc.	317	33,244

		1,431,010

Consumer Finance (0.1%)
American Express Co.	818	122,037
Capital One Financial Corp.	536	52,019
Discover Financial Services	359	31,100
Synchrony Financial	610	18,648

		223,804

Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	2,572	900,972
Fidelity National Information Services, Inc.	828	45,764
Fiserv, Inc.*	850	96,016
FleetCor Technologies, Inc.*	103	26,300
Global Payments, Inc.	377	43,502
Jack Henry & Associates, Inc.	108	16,323
Mastercard, Inc., Class A	1,173	464,402
PayPal Holdings, Inc.*	1,537	89,853
Visa, Inc., Class A	2,266	521,203

		2,204,335

Insurance (0.5%)
Aflac, Inc.	750	57,563
Allstate Corp. (The)	368	40,999
American International Group, Inc.	991	60,055
Aon plc, Class A	288	93,375
Arch Capital Group Ltd.*	520	41,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	301	$68,607
Assurant, Inc.	71	10,194
Brown & Brown, Inc.	323	22,558
Chubb Ltd.	583	121,369
Cincinnati Financial Corp.	219	22,402
Everest Group Ltd.	60	22,300
Globe Life, Inc.	130	14,135
Hartford Financial Services Group, Inc. (The)	440	31,200
Loews Corp.	273	17,284
Marsh & McLennan Cos., Inc.	702	133,591
MetLife, Inc.	873	54,920
Principal Financial Group, Inc.	319	22,990
Progressive Corp. (The)	829	115,480
Prudential Financial, Inc.	515	48,868
Travelers Cos., Inc. (The)	326	53,239
W R Berkley Corp.	278	17,650
Willis Towers Watson plc	151	31,553

		1,101,781

Total Financials		6,486,263

Health Care (2.9%)
Biotechnology (0.5%)
AbbVie, Inc.	2,488	370,861
Amgen, Inc.	755	202,914
Biogen, Inc.*	203	52,173
Gilead Sciences, Inc.	1,753	131,370
Incyte Corp.*	257	14,847
Moderna, Inc.*	458	47,307
Regeneron Pharmaceuticals, Inc.*	152	125,090
Vertex Pharmaceuticals, Inc.*	364	126,577

		1,071,139

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,454	237,670
Align Technology, Inc.*	101	30,837
Baxter International, Inc.	702	26,493
Becton Dickinson & Co.	409	105,739
Boston Scientific Corp.*	2,082	109,930
Cooper Cos., Inc. (The)	68	21,625
Dentsply Sirona, Inc.	298	10,180
Dexcom, Inc.*	542	50,569
Edwards Lifesciences Corp.*	853	59,096
GE HealthCare Technologies, Inc.	549	37,354
Hologic, Inc.*	340	23,596
IDEXX Laboratories, Inc.*	119	52,035
Insulet Corp.*	96	15,311
Intuitive Surgical, Inc.*	496	144,976
Medtronic plc	1,879	147,238
ResMed, Inc.	209	30,905
STERIS plc	139	30,499
Stryker Corp.	478	130,623
Teleflex, Inc.	69	13,552
Zimmer Biomet Holdings, Inc.	295	33,105

		1,311,333

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	352	30,561
Cencora, Inc.	239	43,013
Centene Corp.*	780	53,726
Cigna Group (The)	416	119,005
CVS Health Corp.	1,812	126,514
DaVita, Inc.*	73	6,901
Elevance Health, Inc.	333	144,995
HCA Healthcare, Inc.	282	69,366
Henry Schein, Inc.*	184	13,662
Humana, Inc.	176	85,627
Laboratory Corp. of America Holdings	124	24,930
McKesson Corp.	192	83,491
Molina Healthcare, Inc.*	85	27,871
Quest Diagnostics, Inc.	161	19,619
UnitedHealth Group, Inc.	1,306	658,472
Universal Health Services, Inc., Class B	90	11,316

		1,519,069

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	424	47,412
Bio-Rad Laboratories, Inc., Class A*	29	10,395
Bio-Techne Corp.	230	15,656
Charles River Laboratories International, Inc.*	77	15,090
Danaher Corp.	923	228,996
Illumina, Inc.*	223	30,613
IQVIA Holdings, Inc.*	261	51,352
Mettler-Toledo International, Inc.*	31	34,350
Revvity, Inc.	174	19,262
Thermo Fisher Scientific, Inc.	545	275,863
Waters Corp.*	81	22,211
West Pharmaceutical Services, Inc.	107	40,148

		791,348

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	2,967	172,205
Catalent, Inc.*	238	10,836
Eli Lilly and Co.	1,125	604,271
Johnson & Johnson	3,397	529,083
Merck & Co., Inc.	3,584	368,973
Organon & Co.	370	6,423
Pfizer, Inc.	7,967	264,265
Viatris, Inc.	1,694	16,703
Zoetis, Inc., Class A	654	113,783

		2,086,542

Total Health Care		6,779,431

Industrials (1.8%)
Aerospace & Defense (0.3%)
Axon Enterprise, Inc.*	103	20,496
Boeing Co. (The)*	795	152,386
General Dynamics Corp.	316	69,827
Howmet Aerospace, Inc.	569	26,316
Huntington Ingalls Industries, Inc.	54	11,047
L3Harris Technologies, Inc.	267	46,490
Lockheed Martin Corp.	313	128,004
Northrop Grumman Corp.	203	89,359
RTX Corp.	2,066	148,690
Textron, Inc.	292	22,817
TransDigm Group, Inc.*	77	64,921

		780,353

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	171	14,728
Expeditors International of Washington, Inc.	197	22,582
FedEx Corp.	327	86,629
United Parcel Service, Inc., Class B	1,018	158,676

		282,615

Building Products (0.1%)
A.O. Smith Corp.	175	11,573
Allegion plc	126	13,129
Carrier Global Corp.	1,164	64,253
Johnson Controls International plc	971	51,667
Masco Corp.	319	17,050
Trane Technologies plc	321	65,134

		222,806

Commercial Services & Supplies (0.1%)
Cintas Corp.	122	58,683
Copart, Inc.*	1,226	52,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Services, Inc., Class A	287	$40,900
Rollins, Inc.	346	12,916
Waste Management, Inc.	526	80,184

		245,511

Construction & Engineering (0.0%)†
Quanta Services, Inc.	208	38,911

Electrical Equipment (0.1%)
AMETEK, Inc.	321	47,431
Eaton Corp. plc	562	119,863
Emerson Electric Co.	798	77,063
Generac Holdings, Inc.*	87	9,480
Rockwell Automation, Inc.	162	46,311

		300,148

Ground Transportation (0.2%)
CSX Corp.	2,868	88,191
JB Hunt Transport Services, Inc.	113	21,303
Norfolk Southern Corp.	318	62,624
Old Dominion Freight Line, Inc.	125	51,142
Union Pacific Corp.	862	175,529

		398,789

Industrial Conglomerates (0.2%)
3M Co.	778	72,836
General Electric Co.	1,540	170,247
Honeywell International, Inc.	942	174,025

		417,108

Machinery (0.4%)
Caterpillar, Inc.	718	196,014
Cummins, Inc.	201	45,921
Deere & Co.	385	145,291
Dover Corp.	195	27,205
Fortive Corp.	507	37,599
IDEX Corp.	111	23,090
Illinois Tool Works, Inc.	382	87,978
Ingersoll Rand, Inc.	568	36,193
Nordson Corp.	79	17,630
Otis Worldwide Corp.	582	46,740
PACCAR, Inc.	744	63,255
Parker-Hannifin Corp.	182	70,893
Pentair plc	228	14,763
Snap-on, Inc.	77	19,640
Stanley Black & Decker, Inc.	219	18,304
Westinghouse Air Brake
Technologies Corp.	254	26,993
Xylem, Inc.	338	30,768

		908,277

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	171	6,341
American Airlines Group, Inc.*	912	11,683
Delta Air Lines, Inc.	904	33,448
Southwest Airlines Co.	835	22,603
United Airlines Holdings, Inc.*	473	20,008

		94,083

Professional Services (0.2%)
Automatic Data Processing, Inc.	584	140,499
Broadridge Financial Solutions, Inc.	163	29,185
Ceridian HCM Holding, Inc.*	212	14,384
Equifax, Inc.	175	32,057
Jacobs Solutions, Inc.	186	25,389
Leidos Holdings, Inc.	186	17,142
Paychex, Inc.	459	52,936
Paycom Software, Inc.	66	17,112
Robert Half, Inc.	155	11,358
Verisk Analytics, Inc., Class A	205	48,429

		388,491

Trading Companies & Distributors (0.1%)
Fastenal Co.	796	43,493
United Rentals, Inc.	96	42,679
WW Grainger, Inc.	63	43,586

		129,758

Total Industrials		4,206,850

Information Technology (5.9%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	351	64,559
Cisco Systems, Inc.	5,743	308,744
F5, Inc.*	83	13,374
Juniper Networks, Inc.	453	12,589
Motorola Solutions, Inc.	236	64,249

		463,515

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	835	70,132
CDW Corp.	187	37,729
Corning, Inc.	1,061	32,329
Keysight Technologies, Inc.*	246	32,548
TE Connectivity Ltd.	442	54,600
Teledyne Technologies, Inc.*	65	26,558
Trimble, Inc.*	337	18,151
Zebra Technologies Corp., Class A*	71	16,793

		288,840

IT Services (0.3%)
Accenture plc, Class A	891	273,635
Akamai Technologies, Inc.*	214	22,800
Cognizant Technology Solutions Corp., Class A	711	48,163
DXC Technology Co.*	322	6,707
EPAM Systems, Inc.*	85	21,734
Gartner, Inc.*	113	38,828
International Business Machines Corp.	1,281	179,724
VeriSign, Inc.*	127	25,721

		617,312

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	2,274	233,813
Analog Devices, Inc.	711	124,489
Applied Materials, Inc.	1,189	164,617
Broadcom, Inc.	582	483,398
Enphase Energy, Inc.*	191	22,949
First Solar, Inc.*	156	25,208
Intel Corp.	5,893	209,496
KLA Corp.	193	88,521
Lam Research Corp.	189	118,459
Microchip Technology, Inc.	764	59,630
Micron Technology, Inc.	1,551	105,514
Monolithic Power Systems, Inc.	70	32,340
NVIDIA Corp.	3,483	1,515,070
NXP Semiconductors NV	365	72,971
ON Semiconductor Corp.*	614	57,071
Qorvo, Inc.*	144	13,748
QUALCOMM, Inc.	1,570	174,364
Skyworks Solutions, Inc.	230	22,676
SolarEdge Technologies, Inc.*	82	10,620
Teradyne, Inc.	215	21,599
Texas Instruments, Inc.	1,284	204,169

		3,760,722

Software (2.2%)
Adobe, Inc.*	643	327,866
ANSYS, Inc.*	121	36,004
Autodesk, Inc.*	300	62,073
Cadence Design Systems, Inc.*	383	89,737
Fair Isaac Corp.*	36	31,267
Fortinet, Inc.*	920	53,986
Gen Digital, Inc.	823	14,551
Intuit, Inc.	396	202,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	10,482	$3,309,691
Oracle Corp.	2,221	235,248
Palo Alto Networks, Inc.*	428	100,340
PTC, Inc.*	169	23,944
Roper Technologies, Inc.	151	73,126
Salesforce, Inc.*	1,370	277,809
ServiceNow, Inc.*	286	159,863
Synopsys, Inc.*	216	99,137
Tyler Technologies, Inc.*	57	22,010

		5,118,984

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	20,732	3,549,526
Hewlett Packard Enterprise Co.	1,866	32,413
HP, Inc.	1,243	31,945
NetApp, Inc.	296	22,461
Seagate Technology Holdings plc	272	17,938
Western Digital Corp.*	459	20,944

		3,675,227

Total Information Technology		13,924,600

Materials (0.5%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	315	89,271
Albemarle Corp.	169	28,737
Celanese Corp., Class A	149	18,703
CF Industries Holdings, Inc.	272	23,321
Corteva, Inc.	1,016	51,979
Dow, Inc.	987	50,890
DuPont de Nemours, Inc.	646	48,185
Eastman Chemical Co.	167	12,812
Ecolab, Inc.	352	59,629
FMC Corp.	172	11,519
International Flavors & Fragrances, Inc.	353	24,064
Linde plc	689	256,549
LyondellBasell Industries NV, Class A	351	33,240
Mosaic Co. (The)	479	17,052
PPG Industries, Inc.	328	42,574
Sherwin-Williams Co. (The)	329	83,911

		852,436

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	89	36,533
Vulcan Materials Co.	187	37,778

		74,311

Containers & Packaging (0.0%)†
Amcor plc	2,072	18,980
Avery Dennison Corp.	112	20,459
Ball Corp.	436	21,704
International Paper Co.	500	17,735
Packaging Corp. of America	128	19,654
Sealed Air Corp.	204	6,703
Westrock Co.	391	13,998

		119,233

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,042	76,146
Newmont Corp.	1,120	41,384
Nucor Corp.	354	55,348
Steel Dynamics, Inc.	206	22,087

		194,965

Total Materials		1,240,945

Real Estate (0.5%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	815	14,964
Ventas, Inc. (REIT)	554	23,340
Welltower, Inc. (REIT)	737	60,375

		98,679

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	972	15,620

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,299	145,761

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	224	22,423
Boston Properties, Inc. (REIT)	192	11,420

		33,843

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	438	32,351
CoStar Group, Inc.*	568	43,673

		76,024

Residential REITs (0.1%)
AvalonBay Communities,
Inc. (REIT)	204	35,035
Camden Property Trust (REIT)	148	13,998
Equity Residential (REIT)	481	28,239
Essex Property Trust, Inc. (REIT)	89	18,876
Invitation Homes, Inc. (REIT)	822	26,049
Mid-America Apartment Communities, Inc. (REIT)	168	21,613
UDR, Inc. (REIT)	453	16,159

		159,969

Retail REITs (0.1%)
Federal Realty Investment
Trust (REIT)	98	8,882
Kimco Realty Corp. (REIT)	856	15,057
Realty Income Corp. (REIT)	1,013	50,589
Regency Centers Corp. (REIT)	252	14,979
Simon Property Group, Inc. (REIT)	468	50,558

		140,065

Specialized REITs (0.2%)
American Tower Corp. (REIT)	656	107,879
Crown Castle, Inc. (REIT)	609	56,046
Digital Realty Trust, Inc. (REIT)	436	52,765
Equinix, Inc. (REIT)	132	95,866
Extra Space Storage, Inc. (REIT)	294	35,745
Iron Mountain, Inc. (REIT)	402	23,899
Public Storage (REIT)	222	58,501
SBA Communications Corp. (REIT), Class A	150	30,025
VICI Properties, Inc. (REIT), Class A	1,397	40,653
Weyerhaeuser Co. (REIT)	1,018	31,212

		532,591

Total Real Estate		1,202,552

Utilities (0.5%)
Electric Utilities (0.3%)
Alliant Energy Corp.	341	16,522
American Electric Power Co., Inc.	729	54,835
Constellation Energy Corp.	449	48,977
Duke Energy Corp.	1,079	95,233
Edison International	531	33,607
Entergy Corp.	300	27,750
Evergy, Inc.	312	15,819
Eversource Energy	501	29,133
Exelon Corp.	1,405	53,095
FirstEnergy Corp.	707	24,165
NextEra Energy, Inc.	2,855	163,563
NRG Energy, Inc.	317	12,211
PG&E Corp.*	2,994	48,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle West Capital Corp.	160	$11,789
PPL Corp.	1,061	24,997
Southern Co. (The)	1,538	99,539
Xcel Energy, Inc.	783	44,803

		804,331

Gas Utilities (0.0%)†
Atmos Energy Corp.	206	21,821

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	975	14,820

Multi-Utilities (0.2%)
Ameren Corp.	376	28,136
CenterPoint Energy, Inc.	879	23,601
CMS Energy Corp.	418	22,200
Consolidated Edison, Inc.	488	41,739
Dominion Energy, Inc.	1,173	52,398
DTE Energy Co.	293	29,089
NiSource, Inc.	567	13,993
Public Service Enterprise Group, Inc.	711	40,463
Sempra	892	60,683
WEC Energy Group, Inc.	437	35,200

		347,502

Water Utilities (0.0%)†
American Water Works Co., Inc.	278	34,425

Total Utilities		1,222,899

Total Common Stocks (21.5%) (Cost $36,777,711)		50,700,495

EXCHANGE TRADED FUNDS (ETF):
Equity (32.6%)
iShares Core MSCI EAFE ETF	910,364	58,581,923
iShares Core S&P Mid-Cap ETF(x)	36,867	9,192,786
iShares Russell 2000 ETF(x)	51,647	9,128,091
SPDR S&P 500 ETF Trust	150	64,122

Total Exchange Traded Funds (32.6%) (Cost $70,935,030)		76,966,922

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (44.9%)
U.S. Treasury Notes
0.750%, 8/31/26	$11,220,500	9,991,459
0.875%, 9/30/26	3,138,000	2,800,182
2.250%, 2/15/27	16,037,500	14,800,290
2.375%, 5/15/27	15,288,500	14,100,029
0.500%, 10/31/27	4,242,000	3,588,753
1.000%, 7/31/28	7,171,500	6,050,960
2.875%, 8/15/28	13,358,500	12,336,067
1.125%, 8/31/28	11,219,500	9,502,692
1.250%, 9/30/28	7,924,500	6,736,790
3.125%, 11/15/28	7,180,500	6,687,655
4.000%, 2/28/30	10,262,000	9,899,705
3.625%, 3/31/30	10,177,000	9,603,037

Total U.S. Treasury Obligations		106,097,619

Total Long-Term Debt Securities (44.9%) (Cost $112,172,614)		106,097,619

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield)(xx)	55,995	55,995
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield)(xx)	3,000,000	3,000,000

Total Investment Companies		3,055,995

Total Short-Term Investments (1.3%) (Cost $3,055,995)		3,055,995

Total Investments in Securities (100.3%) (Cost $222,941,350)		236,821,031
Other Assets Less Liabilities (-0.3%)		(628,084)

Net Assets (100%)		$236,192,947

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $5,932,157. This was collateralized by $3,053,705 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.558%, maturing 4/15/24 - 11/15/52 and by cash of $3,056,176 of which $3,055,995 was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	12/2023	USD	216,275	(9,002)

					(9,002)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,498,292	$—	$—	$4,498,292
Consumer Discretionary	5,415,620	—	—	5,415,620
Consumer Staples	3,326,728	—	—	3,326,728
Energy	2,396,315	—	—	2,396,315
Financials	6,486,263	—	—	6,486,263
Health Care	6,779,431	—	—	6,779,431
Industrials	4,206,850	—	—	4,206,850
Information Technology	13,924,600	—	—	13,924,600
Materials	1,240,945	—	—	1,240,945
Real Estate	1,202,552	—	—	1,202,552
Utilities	1,222,899	—	—	1,222,899
Exchange Traded Funds	76,966,922	—	—	76,966,922
Short-Term Investments
Investment Companies	3,055,995	—	—	3,055,995
U.S. Treasury Obligation	—	106,097,619	—	106,097,619

Total Assets	$130,723,412	$106,097,619	$—	$236,821,031

Liabilities:
Futures	$(9,002)	$—	$—	$(9,002)

Total Liabilities	$(9,002)	$—	$—	$(9,002)

Total	$130,714,410	$106,097,619	$—	$236,812,029

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,420,549
Aggregate gross unrealized depreciation	(8,780,469)

Net unrealized appreciation	$13,640,080

Federal income tax cost of investments in securities and derivative instruments, if applicable	$223,171,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Hotels, Restaurants & Leisure (2.5%)
McDonald’s Corp.	22,859	$6,021,975
Starbucks Corp.	15,781	1,440,332

		7,462,307

Specialty Retail (3.6%)
Lowe’s Cos., Inc.	29,831	6,200,075
Ross Stores, Inc.	42,319	4,779,931

		10,980,006

Textiles, Apparel & Luxury Goods (1.6%)
NIKE, Inc., Class B	49,348	4,718,656

Total Consumer Discretionary		23,160,969

Consumer Staples (10.1%)
Beverages (1.9%)
PepsiCo, Inc.	33,612	5,695,217

Consumer Staples Distribution & Retail (3.0%)
Target Corp.	37,204	4,113,646
Walmart, Inc.	31,159	4,983,259

		9,096,905

Food Products (2.5%)
McCormick & Co., Inc. (Non-Voting)	51,765	3,915,505
Mondelez International, Inc., Class A	50,825	3,527,255

		7,442,760

Household Products (2.7%)
Colgate-Palmolive Co.	43,876	3,120,022
Procter & Gamble Co. (The)	35,773	5,217,850

		8,337,872

Total Consumer Staples		30,572,754

Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
Chevron Corp.	26,945	4,543,466
EOG Resources, Inc.	25,412	3,221,225
Exxon Mobil Corp.	26,132	3,072,600

Total Energy		10,837,291

Financials (6.3%)
Banks (1.5%)
JPMorgan Chase & Co.	30,544	4,429,491

Capital Markets (1.3%)
Nasdaq, Inc.	83,791	4,071,405

Financial Services (2.6%)
Visa, Inc., Class A	34,635	7,966,396

Insurance (0.9%)
Erie Indemnity Co., Class A	8,729	2,564,493

Total Financials		19,031,785

Health Care (19.8%)
Biotechnology (1.6%)
AbbVie, Inc.	31,737	4,730,717

Health Care Equipment & Supplies (9.6%)
Abbott Laboratories	55,166	5,342,827
Becton Dickinson & Co.	30,489	7,882,322
Medtronic plc	61,739	4,837,868
Stryker Corp.	39,908	10,905,659

		28,968,676

Health Care Providers & Services (3.3%)
CVS Health Corp.	6,838	477,429
UnitedHealth Group, Inc.	18,806	9,481,797

		9,959,226

Life Sciences Tools & Services (2.9%)
Danaher Corp.	10,792	2,677,495
West Pharmaceutical Services, Inc.	15,951	5,984,975

		8,662,470

Pharmaceuticals (2.4%)
Johnson & Johnson	34,363	5,352,037
Pfizer, Inc.	59,207	1,963,896

		7,315,933

Total Health Care		59,637,022

Industrials (18.1%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	19,072	4,214,340
RTX Corp.	80,399	5,786,316

		10,000,656

Air Freight & Logistics (1.8%)
United Parcel Service, Inc., Class B	35,640	5,555,207

Building Products (2.6%)
Carlisle Cos., Inc.	13,321	3,453,603
Johnson Controls International plc	80,201	4,267,495

		7,721,098

Commercial Services & Supplies (1.7%)
Cintas Corp.	10,440	5,021,744

Electrical Equipment (1.0%)
nVent Electric plc	60,087	3,184,010

Ground Transportation (2.0%)
JB Hunt Transport Services, Inc.	14,255	2,687,353
Norfolk Southern Corp.	16,543	3,257,813

		5,945,166

Industrial Conglomerates (2.2%)
Honeywell International, Inc.	36,633	6,767,580

Machinery (1.9%)
Donaldson Co., Inc.	29,936	1,785,383
Dover Corp.	27,668	3,859,963

		5,645,346

Trading Companies & Distributors (1.6%)
WW Grainger, Inc.	6,842	4,733,569

Total Industrials		54,574,376

Information Technology (21.6%)
IT Services (2.8%)
Accenture plc, Class A	27,405	8,416,350

Semiconductors & Semiconductor Equipment (5.2%)
Analog Devices, Inc.	46,914	8,214,172
Texas Instruments, Inc.	46,696	7,425,131

		15,639,303

Software (13.3%)
Microsoft Corp.	87,589	27,656,227
Roper Technologies, Inc.	26,141	12,659,563

		40,315,790

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.	5,285	904,845

Total Information Technology		65,276,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (9.2%)
Chemicals (9.2%)
Air Products and Chemicals, Inc.	27,382	$7,760,059
Albemarle Corp.	17,224	2,928,769
Ecolab, Inc.	22,323	3,781,516
Linde plc	30,682	11,424,443
Sherwin-Williams Co. (The)	7,700	1,963,885

Total Materials		27,858,672

Total Common Stocks (96.4%) (Cost $209,863,568)		290,949,157

SHORT-TERM INVESTMENT:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	6,422,535	6,424,462

Total Short-Term Investment (2.2%) (Cost $6,424,534)		6,424,462

Total Investments in Securities (98.6%) (Cost $216,288,102)		297,373,619
Other Assets Less Liabilities (1.4%)		4,373,180

Net Assets (100%)		$301,746,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,160,969	$—	$—	$23,160,969
Consumer Staples	30,572,754	—	—	30,572,754
Energy	10,837,291	—	—	10,837,291
Financials	19,031,785	—	—	19,031,785
Health Care	59,637,022	—	—	59,637,022
Industrials	54,574,376	—	—	54,574,376
Information Technology	65,276,288	—	—	65,276,288
Materials	27,858,672	—	—	27,858,672
Short-Term Investment
Investment Company	6,424,462	—	—	6,424,462

Total Assets	$297,373,619	$—	$—	$297,373,619

Total Liabilities	$—	$—	$—	$—

Total	$297,373,619	$—	$—	$297,373,619

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,288,208
Aggregate gross unrealized depreciation	(2,209,711)

Net unrealized appreciation	$81,078,497

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,295,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	558	$17,510
AST SpaceMobile, Inc., Class A(x)*	2,665	10,127
ATN International, Inc.	479	15,117
Bandwidth, Inc., Class A*	1,015	11,439
Charge Enterprises, Inc.(x)*	6,352	3,158
Cogent Communications Holdings, Inc.	1,896	117,363
Consolidated Communications Holdings, Inc.*	3,093	10,578
EchoStar Corp., Class A*	1,480	24,790
Globalstar, Inc.*	30,846	40,408
IDT Corp., Class B*	695	15,325
Liberty Latin America Ltd., Class A*	1,553	12,672
Liberty Latin America Ltd., Class C*	6,242	50,935
Lumen Technologies, Inc.*	44,357	62,987
Ooma, Inc.*	1,003	13,049

		405,458

Entertainment (0.2%)
Atlanta Braves Holdings, Inc., Class A*	436	17,034
Atlanta Braves Holdings, Inc., Class C*	1,927	68,852
Cinemark Holdings, Inc.*	4,841	88,832
IMAX Corp.*	1,949	37,655
Lions Gate Entertainment Corp., Class A*	2,552	21,641
Lions Gate Entertainment Corp., Class B*	5,210	41,003
Loop Media, Inc.(x)*	1,604	797
Madison Square Garden Entertainment Corp., Class A*	1,902	62,595
Marcus Corp. (The)(x)	1,042	16,151
Playstudios, Inc.*	3,467	11,025
Reservoir Media, Inc.*	816	4,977
Sphere Entertainment Co.*	1,158	43,031
Vivid Seats, Inc., Class A*	1,085	6,966

		420,559

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	4,413	65,842
Cargurus, Inc., Class A*	4,245	74,372
Cars.com, Inc.*	2,916	49,164
DHI Group, Inc.*	1,792	5,484
Eventbrite, Inc., Class A*	3,272	32,262
EverQuote, Inc., Class A*	983	7,107
fuboTV, Inc.(x)*	12,288	32,809
Grindr, Inc.*	1,804	10,373
Liberty TripAdvisor Holdings, Inc., Class B(x)*	37	1,086
MediaAlpha, Inc., Class A*	995	8,219
Nextdoor Holdings, Inc.*	6,403	11,653
Outbrain, Inc.*	1,596	7,773
QuinStreet, Inc.*	2,219	19,904
Shutterstock, Inc.	1,081	41,132
System1, Inc.*	1,090	1,319
TrueCar, Inc.*	3,824	7,916
Vimeo, Inc.*	6,380	22,585
Yelp, Inc., Class A*	2,922	121,526
Ziff Davis, Inc.*	2,043	130,119
ZipRecruiter, Inc., Class A*	2,974	35,658

		686,303

Media (0.2%)
Advantage Solutions, Inc.*	3,397	9,647
AMC Networks, Inc., Class A*	1,313	15,467
Boston Omaha Corp., Class A*	977	16,013
Cardlytics, Inc.*	1,525	25,163
Clear Channel Outdoor Holdings, Inc.*	16,289	25,737
Daily Journal Corp.*	59	17,346
Emerald Holding, Inc.*	687	3,105
Entravision Communications Corp., Class A	2,600	9,490
EW Scripps Co. (The), Class A*	2,577	14,122
Gambling.com Group Ltd.*	526	6,880
Gannett Co., Inc.*	6,243	15,295
Gray Television, Inc.	3,594	24,870
iHeartMedia, Inc., Class A*	4,455	14,078
Integral Ad Science Holding Corp.*	2,077	24,696
John Wiley & Sons, Inc., Class A	1,852	68,839
Magnite, Inc.*	5,832	43,973
PubMatic, Inc., Class A*	1,859	22,494
Scholastic Corp.	1,185	45,196
Sinclair, Inc.	1,424	15,977
Stagwell, Inc., Class A*	3,423	16,054
TechTarget, Inc.*	1,132	34,368
TEGNA, Inc.	8,764	127,691
Thryv Holdings, Inc.*	1,364	25,602
Townsquare Media, Inc., Class A	514	4,482
Urban One, Inc.*	540	2,716
Urban One, Inc., Class A*	373	1,873
WideOpenWest, Inc.*	2,201	16,838

		648,012

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,918	34,812
Shenandoah Telecommunications Co.	2,134	43,982
Spok Holdings, Inc.	782	11,159
Telephone and Data Systems, Inc.	4,294	78,623
Tingo Group, Inc.*	5,371	5,505

		174,081

Total Communication Services		2,334,413

Consumer Discretionary (12.4%)
Automobile Components (2.8%)
Adient plc*	77,838	2,856,655
American Axle & Manufacturing Holdings, Inc.*	5,006	36,344
Atmus Filtration Technologies, Inc.*	60,323	1,257,735
Cooper-Standard Holdings, Inc.*	733	9,837
Dana, Inc.	5,690	83,472
Dorman Products, Inc.*	1,160	87,882
Fox Factory Holding Corp.*	1,852	183,496
Gentherm, Inc.*	1,463	79,382
Goodyear Tire & Rubber Co. (The)*	12,220	151,895
Holley, Inc.*	2,154	10,748
LCI Industries	13,748	1,614,290
Luminar Technologies, Inc., Class A(x)*	11,984	54,527
Modine Manufacturing Co.*	2,226	101,839
Patrick Industries, Inc.	927	69,581
Solid Power, Inc.(x)*	6,818	13,772
Standard Motor Products, Inc.	931	31,300
Stoneridge, Inc.*	1,153	23,141
Visteon Corp.*	1,221	168,583
XPEL, Inc.(m)*	981	75,645

		6,910,124

Automobiles (0.1%)
Fisker, Inc., Class A(x)*	8,631	55,411
Livewire Group, Inc.(x)*	485	3,361
Winnebago Industries, Inc.	1,273	75,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Workhorse Group, Inc.(x)*	7,389	$3,062

		137,514

Broadline Retail (0.0%)†
Big Lots, Inc.(x)	1,206	6,163
ContextLogic, Inc., Class A(x)*	845	3,726
Dillard’s, Inc., Class A(x)	151	49,952
Qurate Retail, Inc., Class B(x)*	58	442
Savers Value Village, Inc.*	1,124	20,985

		81,268

Distributors (0.0%)†
Weyco Group, Inc.	214	5,425

Diversified Consumer Services (0.5%)
2U, Inc.*	3,555	8,781
Adtalem Global Education, Inc.*	1,889	80,944
Carriage Services, Inc., Class A	582	16,442
Chegg, Inc.*	5,126	45,724
Coursera, Inc.*	5,730	107,094
Duolingo, Inc., Class A*	1,245	206,508
European Wax Center, Inc., Class A*	1,502	24,332
Frontdoor, Inc.*	3,572	109,267
Graham Holdings Co., Class B	155	90,365
Laureate Education, Inc.	5,686	80,173
Lincoln Educational Services Corp.*	1,042	8,805
Nerdy, Inc.*	2,299	8,506
OneSpaWorld Holdings Ltd.*	3,211	36,027
Perdoceo Education Corp.	2,988	51,095
Rover Group, Inc., Class A(x)*	4,040	25,290
Strategic Education, Inc.	994	74,799
Stride, Inc.*	1,840	82,855
Udemy, Inc.*	3,775	35,862
Universal Technical Institute, Inc.*	1,369	11,472
WW International, Inc.*	2,365	26,181

		1,130,522

Hotels, Restaurants & Leisure (3.3%)
Accel Entertainment, Inc., Class A*	2,339	25,612
Bally’s Corp.*	1,280	16,781
Biglari Holdings, Inc., Class B*	32	5,312
BJ’s Restaurants, Inc.*	987	23,155
Bloomin’ Brands, Inc.	3,851	94,696
Bluegreen Vacations Holding Corp., Class A	475	17,423
Bowlero Corp., Class A(x)*	1,332	12,814
Boyd Gaming Corp.	9,928	603,920
Brinker International, Inc.*	29,747	939,708
Carrols Restaurant Group, Inc.*	1,616	10,649
Century Casinos, Inc.*	1,112	5,705
Cheesecake Factory, Inc. (The)	2,122	64,297
Chuy’s Holdings, Inc.*	784	27,895
Cracker Barrel Old Country Store, Inc.(x)	958	64,378
Dalata Hotel Group plc	199,778	848,029
Dave & Buster’s Entertainment, Inc.*	1,569	58,163
Denny’s Corp.*	2,438	20,650
Dine Brands Global, Inc.	688	34,022
El Pollo Loco Holdings, Inc.	1,259	11,268
Everi Holdings, Inc.*	3,663	48,425
Fiesta Restaurant Group, Inc.*	779	6,590
First Watch Restaurant Group, Inc.*	964	16,668
Full House Resorts, Inc.*	1,439	6,145
Global Business Travel Group I*	1,419	7,804
Golden Entertainment, Inc.	881	30,113
Hilton Grand Vacations, Inc.*	69,024	2,809,277
Inspired Entertainment, Inc.*	947	11,326
International Game Technology plc	4,713	142,898
Jack in the Box, Inc.	14,536	1,003,856
Krispy Kreme, Inc.(x)	3,853	48,047
Kura Sushi USA, Inc., Class A(x)*	257	16,993
Life Time Group Holdings, Inc.*	1,965	29,888
Light & Wonder, Inc.*	3,964	282,752
Lindblad Expeditions Holdings, Inc.*	1,458	10,498
Monarch Casino & Resort, Inc.	585	36,328
Mondee Holdings, Inc., Class A(x)*	1,997	7,129
Nathan’s Famous, Inc.	124	8,762
Noodles & Co., Class A*	2,115	5,203
ONE Group Hospitality, Inc. (The)*	1,016	5,588
Papa John’s International, Inc.	1,427	97,350
PlayAGS, Inc.*	1,625	10,595
Portillo’s, Inc., Class A*	1,869	28,764
Potbelly Corp.*	1,148	8,954
RCI Hospitality Holdings, Inc.	377	22,869
Red Robin Gourmet Burgers, Inc.*	698	5,612
Red Rock Resorts, Inc., Class A	2,095	85,895
Rush Street Interactive, Inc.*	2,771	12,802
Sabre Corp.*	14,373	64,535
SeaWorld Entertainment, Inc.*	1,578	72,982
Shake Shack, Inc., Class A*	1,662	96,512
Six Flags Entertainment Corp.*	3,179	74,738
Super Group SGHC Ltd.*	6,002	22,147
Sweetgreen, Inc., Class A*	4,251	49,949
Target Hospitality Corp.(x)*	1,297	20,596
Xponential Fitness, Inc., Class A*	1,087	16,848

		8,109,915

Household Durables (1.2%)
Beazer Homes USA, Inc.*	1,309	32,607
Cavco Industries, Inc.*	380	100,951
Century Communities, Inc.	6,021	402,082
Cricut, Inc., Class A(x)	2,104	19,546
Dream Finders Homes, Inc., Class A(x)*	1,066	23,697
Ethan Allen Interiors, Inc.	991	29,631
GoPro, Inc., Class A*	5,715	17,945
Green Brick Partners, Inc.*	1,143	47,446
Helen of Troy Ltd.*	1,048	122,155
Hooker Furnishings Corp.(x)	484	9,414
Hovnanian Enterprises, Inc., Class A*	213	21,653
Installed Building Products, Inc.	1,029	128,512
iRobot Corp.*	1,207	45,745
KB Home	3,143	145,458
Landsea Homes Corp.*	515	4,630
La-Z-Boy, Inc.	1,884	58,178
Legacy Housing Corp.*	382	7,415
LGI Homes, Inc.*	916	91,133
Lovesac Co. (The)*	610	12,151
M.D.C. Holdings, Inc.	2,559	105,507
M/I Homes, Inc.*	5,683	477,599
Meritage Homes Corp.	3,589	439,258
Purple Innovation, Inc., Class A(x)	2,560	4,378
Skyline Champion Corp.*	2,326	148,213
Snap One Holdings Corp.*	712	6,579
Sonos, Inc.*	5,513	71,173
Taylor Morrison Home Corp., Class A*	6,634	282,675
Traeger, Inc.*	1,512	4,128
Tri Pointe Homes, Inc.*	4,305	117,742
United Homes Group, Inc.(x)*	271	1,517
Vizio Holding Corp., Class A*	3,337	18,053
VOXX International Corp., Class A*	611	4,876

		3,002,047

Leisure Products (2.2%)
Acushnet Holdings Corp.	1,355	71,869
AMMO, Inc.(x)*	4,554	9,199
Brunswick Corp.	12,615	996,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Clarus Corp.(x)	1,149	$8,686
Escalade, Inc.(x)	438	6,706
Funko, Inc., Class A*	1,530	11,704
JAKKS Pacific, Inc.*	318	5,912
Johnson Outdoors, Inc., Class A	238	13,016
Latham Group, Inc.*	2,052	5,746
Malibu Boats, Inc., Class A*	891	43,677
Marine Products Corp.	412	5,855
MasterCraft Boat Holdings, Inc.*	770	17,109
Mattel, Inc.*	189,213	4,168,362
Smith & Wesson Brands, Inc.	1,902	24,555
Solo Brands, Inc., Class A*	966	4,927
Sturm Ruger & Co., Inc.	745	38,829
Topgolf Callaway Brands Corp.*	6,334	87,663
Vista Outdoor, Inc.*	2,463	81,575

		5,601,975

Specialty Retail (1.4%)
1-800-Flowers.com, Inc., Class A*	1,217	8,519
Aaron’s Co., Inc. (The)	1,327	13,894
Abercrombie & Fitch Co., Class A*	2,145	120,914
Academy Sports & Outdoors, Inc.	3,241	153,202
American Eagle Outfitters, Inc.	7,931	131,734
America’s Car-Mart, Inc.*	252	22,929
Arko Corp.	3,652	26,112
Asbury Automotive Group, Inc.*	899	206,833
BARK, Inc.(x)*	5,208	6,250
Big 5 Sporting Goods Corp.(x)	908	6,365
Boot Barn Holdings, Inc.*	1,291	104,816
Buckle, Inc. (The)	1,322	44,142
Build-A-Bear Workshop, Inc.	608	17,881
Caleres, Inc.	1,506	43,312
Camping World Holdings, Inc., Class A	1,840	37,554
CarParts.com, Inc.*	2,390	9,847
Carvana Co., Class A(x)*	4,164	174,805
Cato Corp. (The), Class A(x)	881	6,748
Chico’s FAS, Inc.*	5,361	40,100
Children’s Place, Inc. (The)*	31,719	857,365
Designer Brands, Inc., Class A(x)	2,215	28,042
Destination XL Group, Inc.*	2,531	11,339
Duluth Holdings, Inc., Class B*	496	2,981
Envela Corp.*	334	1,583
EVgo, Inc., Class A(x)*	4,432	14,980
Foot Locker, Inc.	3,614	62,703
Genesco, Inc.*	552	17,013
Group 1 Automotive, Inc.	1,479	397,422
GrowGeneration Corp.*	2,513	7,338
Guess?, Inc.	1,249	27,028
Haverty Furniture Cos., Inc.	665	19,139
Hibbett, Inc.	555	26,368
J Jill, Inc.*	200	5,920
Lands’ End, Inc.*	640	4,781
Lazydays Holdings, Inc.(x)*	557	4,233
Leslie’s, Inc.*	7,817	44,244
MarineMax, Inc.*	926	30,391
Monro, Inc.	1,376	38,211
National Vision Holdings, Inc.*	3,370	54,527
ODP Corp. (The)*	1,429	65,948
OneWater Marine, Inc., Class A*	475	12,169
Overstock.com, Inc.*	1,985	31,403
PetMed Express, Inc.	884	9,061
Rent the Runway, Inc., Class A(x)*	2,344	1,595
Revolve Group, Inc., Class A(x)*	1,788	24,335
Sally Beauty Holdings, Inc.*	4,720	39,554
Shoe Carnival, Inc.	755	18,143
Signet Jewelers Ltd.	1,935	138,952
Sleep Number Corp.*	952	23,410
Sonic Automotive, Inc., Class A	681	32,525
Sportsman’s Warehouse Holdings, Inc.*	1,686	7,570
Stitch Fix, Inc., Class A*	3,918	13,517
ThredUp, Inc., Class A(x)*	3,158	12,664
Tile Shop Holdings, Inc.*	1,422	7,807
Tilly’s, Inc., Class A*	971	7,884
Torrid Holdings, Inc.(x)*	883	1,951
Upbound Group, Inc.	2,426	71,446
Urban Outfitters, Inc.*	2,800	91,532
Warby Parker, Inc., Class A*	3,654	48,087
Winmark Corp.	126	47,014
Zumiez, Inc.*	671	11,944

		3,550,076

Textiles, Apparel & Luxury Goods (0.9%)
Allbirds, Inc., Class A*	4,145	4,601
Carter’s, Inc.	14,205	982,276
Dr Martens plc	465,930	803,264
Figs, Inc., Class A*	5,678	33,500
Fossil Group, Inc.*	2,371	4,884
G-III Apparel Group Ltd.*	1,793	44,682
Hanesbrands, Inc.	15,490	61,340
Kontoor Brands, Inc.	2,432	106,789
Movado Group, Inc.	676	18,489
Oxford Industries, Inc.	650	62,484
Rocky Brands, Inc.	317	4,660
Steven Madden Ltd.	3,267	103,793
Vera Bradley, Inc.*	1,154	7,628
Wolverine World Wide, Inc.	3,372	27,178

		2,265,568

Total Consumer Discretionary		30,794,434

Consumer Staples (3.6%)
Beverages (0.2%)
Coca-Cola Consolidated, Inc.	207	131,718
Duckhorn Portfolio, Inc. (The)*	1,850	18,981
MGP Ingredients, Inc.	698	73,625
National Beverage Corp.*	1,041	48,948
Primo Water Corp.	6,792	93,730
Vita Coco Co., Inc. (The)*	1,221	31,795
Zevia PBC, Class A(x)*	1,097	2,435

		401,232

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,402	72,217
Chefs’ Warehouse, Inc. (The)*	1,549	32,808
HF Foods Group, Inc.*	1,470	5,836
Ingles Markets, Inc., Class A	627	47,232
Natural Grocers by Vitamin Cottage, Inc.	405	5,229
PriceSmart, Inc.	1,138	84,701
SpartanNash Co.	1,498	32,956
Sprouts Farmers Market, Inc.*	4,496	192,429
United Natural Foods, Inc.*	2,537	35,873
Village Super Market, Inc., Class A	382	8,648
Weis Markets, Inc.	724	45,612

		563,541

Food Products (2.7%)
Alico, Inc.	313	7,812
B&G Foods, Inc.(x)	3,119	30,847
Benson Hill, Inc.(x)*	7,647	2,535
Beyond Meat, Inc.(x)*	2,572	24,743
BRC, Inc., Class A(x)*	1,640	5,888
Calavo Growers, Inc.	751	18,948
Cal-Maine Foods, Inc.	1,686	81,636
Dole plc	3,148	36,454
Forafric Global plc*	233	2,630
Fresh Del Monte Produce, Inc.	1,498	38,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Glanbia plc	193,504	$3,193,527
Glanbia plc (London Stock Exchange)	31,500	507,876
Hain Celestial Group, Inc. (The)*	3,922	40,671
Hostess Brands, Inc., Class A*	5,765	192,032
J & J Snack Foods Corp.	654	107,027
John B Sanfilippo & Son, Inc.	395	39,026
Lancaster Colony Corp.	857	141,431
Limoneira Co.	770	11,796
Maple Leaf Foods, Inc.	92,167	1,771,072
Mission Produce, Inc.*	2,133	20,647
Seneca Foods Corp., Class A*	231	12,435
Simply Good Foods Co. (The)*	3,940	136,009
Sovos Brands, Inc.*	2,212	49,881
SunOpta, Inc.*	3,940	13,278
TreeHouse Foods, Inc.*	2,267	98,796
Utz Brands, Inc.	3,169	42,560
Vital Farms, Inc.*	1,351	15,644
Westrock Coffee Co.(x)*	1,249	11,066

		6,654,975

Household Products (0.1%)
Central Garden & Pet Co.*	411	18,141
Central Garden & Pet Co., Class A*	1,709	68,514
Energizer Holdings, Inc.	3,110	99,645
Oil-Dri Corp. of America	216	13,338
WD-40 Co.	589	119,708

		319,346

Personal Care Products (0.4%)
Beauty Health Co. (The)(x)*	3,549	21,365
BellRing Brands, Inc.*	5,819	239,917
e.l.f. Beauty, Inc.*	2,316	254,366
Edgewell Personal Care Co.	2,223	82,162
Herbalife Ltd.*	4,317	60,395
Inter Parfums, Inc.	808	108,547
Medifast, Inc.	466	34,880
Nature’s Sunshine Products, Inc.*	580	9,611
Nu Skin Enterprises, Inc., Class A	2,166	45,941
Thorne HealthTech, Inc.(x)*	618	6,297
USANA Health Sciences, Inc.*	499	29,246
Waldencast plc, Class A(x)*	882	8,309

		901,036

Tobacco (0.0%)†
Ispire Technology, Inc.(x)*	118	1,080
Turning Point Brands, Inc.	754	17,410
Universal Corp.	1,065	50,278
Vector Group Ltd.	6,398	68,075

		136,843

Total Consumer Staples		8,976,973

Energy (7.9%)
Energy Equipment & Services (2.7%)
Archrock, Inc.	6,119	77,099
Atlas Energy Solutions, Inc., Class A(x)	716	15,917
Borr Drilling Ltd.*	9,538	67,720
Bristow Group, Inc., Class A*	1,023	28,818
Cactus, Inc., Class A	2,805	140,839
ChampionX Corp.	8,637	307,650
Core Laboratories, Inc.	2,063	49,533
Diamond Offshore Drilling, Inc.*	4,415	64,812
DMC Global, Inc.*	848	20,750
Dril-Quip, Inc.*	1,476	41,579
Expro Group Holdings NV*	3,827	88,901
Forum Energy Technologies, Inc.*	432	10,377
Helix Energy Solutions Group, Inc.*	6,303	70,404
Helmerich & Payne, Inc.	4,226	178,168
KLX Energy Services Holdings, Inc.*	557	6,600
Kodiak Gas Services, Inc.*	667	11,926
Liberty Energy, Inc., Class A	7,207	133,474
Mammoth Energy Services, Inc.*	1,025	4,756
Nabors Industries Ltd.*	397	48,887
Newpark Resources, Inc.*	3,247	22,437
Noble Corp. plc	4,738	239,980
Oceaneering International, Inc.*	4,408	113,374
Oil States International, Inc.*	2,737	22,909
Patterson-UTI Energy, Inc.	15,347	212,402
ProFrac Holding Corp., Class A*	1,025	11,152
ProPetro Holding Corp.*	4,340	46,134
Ranger Energy Services, Inc., Class A	683	9,685
RPC, Inc.	3,743	33,462
SEACOR Marine Holdings, Inc.*	1,060	14,713
Seadrill Ltd.*	2,224	99,613
Select Water Solutions, Inc., Class A	3,525	28,024
Solaris Oilfield Infrastructure, Inc., Class A	1,417	15,105
TechnipFMC plc	178,378	3,628,208
TETRA Technologies, Inc.*	5,358	34,184
Tidewater, Inc.*	2,062	146,546
US Silica Holdings, Inc.*	3,245	45,560
Valaris Ltd.*	2,664	199,747
Weatherford International plc*	3,090	279,120

		6,570,565

Oil, Gas & Consumable Fuels (5.2%)
Amplify Energy Corp.*	1,561	11,473
Ardmore Shipping Corp.	1,782	23,184
Berry Corp.	3,335	27,347
California Resources Corp.	3,117	174,583
Callon Petroleum Co.*	2,696	105,468
Centrus Energy Corp., Class A*	491	27,869
Chord Energy Corp.	1,816	294,319
Civitas Resources, Inc.	3,005	243,014
Clean Energy Fuels Corp.*	7,471	28,614
CNX Resources Corp.*	6,911	156,050
Comstock Resources, Inc.(x)	3,989	43,999
CONSOL Energy, Inc.	1,451	152,224
Crescent Energy Co., Class A(x)	1,618	20,452
Crescent Point Energy Corp.	571,278	4,735,940
CVR Energy, Inc.	1,303	44,341
Delek US Holdings, Inc.	2,832	80,457
Denbury, Inc.*	2,209	216,504
DHT Holdings, Inc.	5,953	61,316
Dorian LPG Ltd.	1,410	40,509
Earthstone Energy, Inc., Class A*	2,514	50,883
Empire Petroleum Corp.*	321	3,091
Encore Energy Corp.*	6,229	20,307
Energy Fuels, Inc.*	6,894	56,669
Enviva, Inc.(x)	1,377	10,286
Equitrans Midstream Corp.	18,959	177,646
Evolution Petroleum Corp.	1,387	9,487
Excelerate Energy, Inc., Class A	818	13,939
FLEX LNG Ltd.(x)	1,311	39,540
Gevo, Inc.(x)*	10,286	12,240
Golar LNG Ltd.	4,420	107,229
Granite Ridge Resources, Inc.(x)	1,143	6,972
Green Plains, Inc.*	101,563	3,057,046
Gulfport Energy Corp.*	442	52,448
Hallador Energy Co.*	1,005	14,492
HighPeak Energy, Inc.(x)	468	7,900
International Seaways, Inc.	1,788	80,460
Kinetik Holdings, Inc., Class A(x)	761	25,684
Kosmos Energy Ltd.*	19,899	162,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Magnolia Oil & Gas Corp., Class A	7,958	$182,318
Matador Resources Co.	4,918	292,523
Murphy Oil Corp.	6,451	292,553
NACCO Industries, Inc., Class A	181	6,348
NextDecade Corp.(x)*	1,444	7,393
Nordic American Tankers Ltd.	8,979	36,993
Northern Oil and Gas, Inc.	3,553	142,937
Overseas Shipholding Group, Inc., Class A*	2,539	11,146
Par Pacific Holdings, Inc.*	2,432	87,406
PBF Energy, Inc., Class A	4,941	264,492
Peabody Energy Corp.	5,409	140,580
Permian Resources Corp., Class A	11,974	167,157
PrimeEnergy Resources Corp.(x)*	33	3,828
REX American Resources Corp.*	694	28,260
Riley Exploration Permian, Inc.	384	12,207
Ring Energy, Inc.(x)*	5,276	10,288
SandRidge Energy, Inc.	1,082	16,944
Scorpio Tankers, Inc.	2,143	115,979
SFL Corp. Ltd.	4,997	55,717
SilverBow Resources, Inc.*	778	27,829
Sitio Royalties Corp., Class A	3,552	85,994
SM Energy Co.	5,211	206,616
Talos Energy, Inc.*	4,780	78,583
Teekay Corp.*	3,020	18,633
Teekay Tankers Ltd., Class A	1,052	43,795
Tellurian, Inc.(x)*	22,991	26,670
Uranium Energy Corp.(x)*	16,166	83,255
VAALCO Energy, Inc.	4,734	20,782
Verde Clean Fuels, Inc.*	189	713
Vertex Energy, Inc.*	2,970	13,216
Vital Energy, Inc.*	726	40,235
Vitesse Energy, Inc.	1,103	25,248
W&T Offshore, Inc.*	4,166	18,247
World Kinect Corp.	2,685	60,225

		13,021,866

Total Energy		19,592,431

Financials (16.7%)
Banks (9.6%)
1st Source Corp.	734	30,894
ACNB Corp.	366	11,569
Amalgamated Financial Corp.	717	12,347
Amerant Bancorp, Inc., Class A	1,120	19,533
American National Bankshares, Inc.	454	17,225
Ameris Bancorp	2,898	111,254
Ames National Corp.	379	6,288
Arrow Financial Corp.	638	10,859
Associated Banc-Corp.	6,663	114,004
Atlantic Union Bankshares Corp.	15,818	455,242
Axos Financial, Inc.*	2,468	93,438
Banc of California, Inc.	2,360	29,217
BancFirst Corp.	970	84,128
Bancorp, Inc. (The)*	2,294	79,143
Bank First Corp.(x)	411	31,709
Bank of Hawaii Corp.	1,559	77,467
Bank of Marin Bancorp	690	12,613
Bank of NT Butterfield & Son Ltd. (The)	2,165	58,628
Bank7 Corp.	164	3,692
BankUnited, Inc.	3,229	73,298
Bankwell Financial Group, Inc.	248	6,019
Banner Corp.	1,497	63,443
Bar Harbor Bankshares	647	15,289
BayCom Corp.	490	9,413
BCB Bancorp, Inc.	663	7,386
Berkshire Hills Bancorp, Inc.	1,901	38,115
Blue Foundry Bancorp*	1,112	9,307
Blue Ridge Bankshares, Inc.	902	4,077
Bridgewater Bancshares, Inc.*	891	8,447
Brookline Bancorp, Inc.	3,663	33,370
Burke & Herbert Financial Services Corp.(x)	283	13,150
Business First Bancshares, Inc.	1,063	19,942
Byline Bancorp, Inc.	1,076	21,208
C&F Financial Corp.(x)	144	7,718
Cadence Bank	7,910	167,850
Cambridge Bancorp	335	20,867
Camden National Corp.	25,958	732,535
Capital Bancorp, Inc.	398	7,614
Capital City Bank Group, Inc.	592	17,659
Capitol Federal Financial, Inc.	5,715	27,261
Capstar Financial Holdings, Inc.	838	11,891
Carter Bankshares, Inc.*	1,025	12,843
Cathay General Bancorp	3,018	104,906
Central Pacific Financial Corp.	1,189	19,832
Central Valley Community Bancorp	439	6,194
Chemung Financial Corp.(x)	154	6,100
ChoiceOne Financial Services, Inc.(x)	307	6,029
Citizens & Northern Corp.	660	11,583
Citizens Financial Services, Inc.	191	9,153
City Holding Co.	589	53,216
Civista Bancshares, Inc.	703	10,896
CNB Financial Corp.	889	16,100
Coastal Financial Corp.*	492	21,112
Codorus Valley Bancorp, Inc.(x)	422	7,866
Colony Bankcorp, Inc.	628	6,277
Columbia Banking System, Inc.	152,139	3,088,422
Columbia Financial, Inc.*	1,288	20,234
Community Bank System, Inc.	2,312	97,589
Community Trust Bancorp, Inc.	691	23,674
ConnectOne Bancorp, Inc.	1,641	29,259
CrossFirst Bankshares, Inc.*	1,967	19,847
Customers Bancorp, Inc.*	1,242	42,787
CVB Financial Corp.	5,838	96,736
Dime Community Bancshares, Inc.	1,539	30,718
Eagle Bancorp, Inc.	1,279	27,435
Eastern Bankshares, Inc.	6,790	85,147
Enterprise Bancorp, Inc.	461	12,622
Enterprise Financial Services Corp.	1,592	59,700
Equity Bancshares, Inc., Class A	651	15,670
Esquire Financial Holdings, Inc.	310	14,164
ESSA Bancorp, Inc.	382	5,734
Evans Bancorp, Inc.	230	6,164
Farmers & Merchants Bancorp, Inc.(x)	598	10,483
Farmers National Banc Corp.	1,622	18,750
FB Financial Corp.	1,540	43,674
Fidelity D&D Bancorp, Inc.	205	9,307
Financial Institutions, Inc.	674	11,343
First Bancorp (Nasdaq Stock Exchange)	15,559	437,830
First Bancorp (New York Stock Exchange)	7,777	104,678
First Bancorp, Inc. (The)	426	10,011
First Bancshares, Inc. (The)	1,335	36,005
First Bank	634	6,834
First Busey Corp.	2,254	43,322
First Business Financial Services, Inc.	341	10,233
First Commonwealth Financial Corp.	25,033	305,653
First Community Bankshares, Inc.	776	22,853
First Community Corp.(x)	324	5,595
First Financial Bancorp	4,087	80,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Bankshares, Inc.	5,658	$142,129
First Financial Corp.	500	16,905
First Foundation, Inc.	2,239	13,613
First Interstate BancSystem, Inc., Class A	94,278	2,351,293
First Merchants Corp.	2,602	72,388
First Mid Bancshares, Inc.	826	21,939
First of Long Island Corp. (The)	925	10,647
First Western Financial, Inc.*	305	5,536
Five Star Bancorp	600	12,036
Flushing Financial Corp.	1,245	16,347
FS Bancorp, Inc.	292	8,614
Fulton Financial Corp.	7,150	86,586
FVCBankcorp, Inc.*	705	9,031
German American Bancorp, Inc.	26,384	714,743
Glacier Bancorp, Inc.	4,842	137,997
Great Southern Bancorp, Inc.	408	19,551
Greene County Bancorp, Inc.(x)	298	7,167
Guaranty Bancshares, Inc.	372	10,673
Hancock Whitney Corp.	3,800	140,562
Hanmi Financial Corp.	1,363	22,121
HarborOne Bancorp, Inc.	1,916	18,240
HBT Financial, Inc.	612	11,163
Heartland Financial USA, Inc.	1,853	54,534
Heritage Commerce Corp.	2,572	21,785
Heritage Financial Corp.	1,554	25,346
Hilltop Holdings, Inc.	2,027	57,486
Hingham Institution For Savings (The)(x)	69	12,886
Home Bancorp, Inc.	320	10,198
Home BancShares, Inc.	8,281	173,404
HomeStreet, Inc.	815	6,349
HomeTrust Bancshares, Inc.	675	14,627
Hope Bancorp, Inc.	5,009	44,330
Horizon Bancorp, Inc.	1,898	20,271
Independent Bank Corp.	881	16,157
Independent Bank Corp./MA	1,918	94,155
Independent Bank Group, Inc.	1,567	61,975
International Bancshares Corp.	2,362	102,369
John Marshall Bancorp, Inc.	548	9,782
Kearny Financial Corp.	2,604	18,046
Lakeland Bancorp, Inc.	2,808	35,437
Lakeland Financial Corp.	1,082	51,352
LCNB Corp.	465	6,635
Live Oak Bancshares, Inc.	1,443	41,775
Luther Burbank Corp.	445	3,738
Macatawa Bank Corp.	1,142	10,232
MainStreet Bancshares, Inc.	306	6,285
Mercantile Bank Corp.	674	20,833
Metrocity Bankshares, Inc.	817	16,079
Metropolitan Bank Holding Corp.(x)*	475	17,233
Mid Penn Bancorp, Inc.	683	13,749
Middlefield Banc Corp.	346	8,792
Midland States Bancorp, Inc.	927	19,041
MidWestOne Financial Group, Inc.	681	13,845
MVB Financial Corp.	499	11,267
National Bank Holdings Corp., Class A	1,239	36,873
National Bankshares, Inc.	254	6,360
NBT Bancorp, Inc.	1,869	59,229
Nicolet Bankshares, Inc.	566	39,495
Northeast Bank	287	12,657
Northeast Community Bancorp, Inc.	589	8,694
Northfield Bancorp, Inc.	1,870	17,671
Northrim Bancorp, Inc.	239	9,469
Northwest Bancshares, Inc.	5,320	54,424
Norwood Financial Corp.	325	8,372
Oak Valley Bancorp(x)	296	7,424
OceanFirst Financial Corp.	2,528	36,580
OFG Bancorp	2,040	60,914
Old National Bancorp	12,718	184,920
Old Second Bancorp, Inc.	1,855	25,247
Orange County Bancorp, Inc.(x)	225	9,713
Origin Bancorp, Inc.	1,284	37,069
Orrstown Financial Services, Inc.	498	10,463
Pacific Premier Bancorp, Inc.	4,143	90,152
PacWest Bancorp	5,278	41,749
Park National Corp.	628	59,359
Parke Bancorp, Inc.	460	7,493
Pathward Financial, Inc.	1,164	53,649
PCB Bancorp	419	6,474
Peapack-Gladstone Financial Corp.	773	19,827
Penns Woods Bancorp, Inc.	301	6,345
Peoples Bancorp, Inc.	39,609	1,005,276
Peoples Financial Services Corp.	303	12,150
Pioneer Bancorp, Inc.*	663	5,662
Plumas Bancorp	241	8,228
Ponce Financial Group, Inc.*	900	7,038
Preferred Bank	517	32,183
Premier Financial Corp.	1,534	26,170
Primis Financial Corp.	828	6,748
Princeton Bancorp, Inc.(x)	224	6,494
Provident Financial Services, Inc.	3,201	48,943
QCR Holdings, Inc.	698	33,867
RBB Bancorp	640	8,179
Red River Bancshares, Inc.	191	8,778
Renasant Corp.	2,317	60,682
Republic Bancorp, Inc., Class A	381	16,783
S&T Bancorp, Inc.	1,700	46,036
Sandy Spring Bancorp, Inc.	1,926	41,274
Seacoast Banking Corp. of Florida	39,868	875,501
ServisFirst Bancshares, Inc.	2,242	116,965
Shore Bancshares, Inc.(x)	1,293	13,602
Sierra Bancorp	601	11,395
Simmons First National Corp., Class A	5,324	90,295
SmartFinancial, Inc.	712	15,215
South Plains Financial, Inc.	529	13,987
Southern First Bancshares, Inc.*	332	8,944
Southern Missouri Bancorp, Inc.	384	14,857
Southern States Bancshares, Inc.	330	7,455
Southside Bancshares, Inc.	1,277	36,650
SouthState Corp.	43,733	2,945,855
Stellar Bancorp, Inc.	2,143	45,689
Sterling Bancorp, Inc.*	817	4,771
Stock Yards Bancorp, Inc.	1,195	46,952
Summit Financial Group, Inc.	487	10,977
Texas Capital Bancshares, Inc.*	2,079	122,453
Third Coast Bancshares, Inc.*	538	9,200
Timberland Bancorp, Inc.	332	8,997
Tompkins Financial Corp.	610	29,884
Towne Bank	3,046	69,845
TriCo Bancshares	33,116	1,060,705
Triumph Financial, Inc.*	965	62,522
TrustCo Bank Corp.	821	22,405
Trustmark Corp.	2,709	58,867
UMB Financial Corp.	1,941	120,439
United Bankshares, Inc.	5,681	156,739
United Community Banks, Inc.	4,655	118,284
Unity Bancorp, Inc.	314	7,357
Univest Financial Corp.	1,301	22,611
USCB Financial Holdings, Inc.(x)*	400	4,204
Valley National Bancorp	18,739	160,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Veritex Holdings, Inc.	2,280	$40,926
Virginia National Bankshares Corp.	208	6,313
Washington Federal, Inc.	2,844	72,863
Washington Trust Bancorp, Inc.	748	19,695
WesBanco, Inc.	2,509	61,270
West Bancorp, Inc.	709	11,564
Westamerica Bancorp	1,098	47,488
WSFS Financial Corp.	65,852	2,403,598

		23,811,926

Capital Markets (1.0%)
AlTi Global, Inc.*	925	6,438
Artisan Partners Asset Management, Inc., Class A	2,631	98,452
AssetMark Financial Holdings, Inc.*	943	23,650
Avantax, Inc.*	1,666	42,616
B Riley Financial, Inc.(x)	811	33,243
Bakkt Holdings, Inc.(x)*	2,626	3,072
BGC Group, Inc., Class A	13,804	72,885
Brightsphere Investment Group, Inc.	1,415	27,437
Cohen & Steers, Inc.	1,145	71,780
Diamond Hill Investment Group, Inc.	126	21,240
Donnelley Financial Solutions, Inc.*	1,074	60,445
Forge Global Holdings, Inc.*	4,833	9,811
GCM Grosvenor, Inc., Class A(x)	1,800	13,968
Hamilton Lane, Inc., Class A	1,586	143,438
MarketWise, Inc.	1,394	2,230
Moelis & Co., Class A	2,809	126,770
Open Lending Corp.*	4,318	31,608
P10, Inc., Class A	1,866	21,739
Patria Investments Ltd., Class A(x)	2,393	34,890
Perella Weinberg Partners, Class A	1,875	19,088
Piper Sandler Cos.	7,760	1,127,606
PJT Partners, Inc., Class A	1,030	81,823
Sculptor Capital Management, Inc., Class A	912	10,579
Silvercrest Asset Management Group, Inc., Class A	360	5,713
StepStone Group, Inc., Class A	2,341	73,929
StoneX Group, Inc.*	786	76,179
Value Line, Inc.	34	1,487
Victory Capital Holdings, Inc., Class A	1,183	39,441
Virtus Investment Partners, Inc.	306	61,809
WisdomTree, Inc.	5,997	41,979

		2,385,345

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	220	6,668
Bread Financial Holdings, Inc.	19,732	674,835
Consumer Portfolio Services, Inc.*	337	3,057
Encore Capital Group, Inc.*	1,014	48,429
Enova International, Inc.*	1,321	67,199
FirstCash Holdings, Inc.	1,635	164,121
Green Dot Corp., Class A*	2,059	28,682
LendingClub Corp.*	4,624	28,206
LendingTree, Inc.*	474	7,347
Navient Corp.	3,862	66,504
Nelnet, Inc., Class A	631	56,361
NerdWallet, Inc., Class A*	1,506	13,388
OppFi, Inc.*	606	1,527
PRA Group, Inc.*	1,687	32,407
PROG Holdings, Inc.*	2,038	67,682
Regional Management Corp.	354	9,799
Upstart Holdings, Inc.(x)*	3,172	90,529
World Acceptance Corp.*	172	21,854

		1,388,595

Financial Services (0.9%)
Acacia Research Corp.*	1,672	6,103
Alerus Financial Corp.	801	14,562
A-Mark Precious Metals, Inc.	810	23,757
AvidXchange Holdings, Inc.*	6,537	61,971
Banco Latinoamericano de Comercio Exterior SA, Class E	1,193	25,292
Cannae Holdings, Inc.*	3,150	58,716
Cantaloupe, Inc.*	2,520	15,750
Cass Information Systems, Inc.	589	21,940
Compass Diversified Holdings	2,729	51,223
Enact Holdings, Inc.	1,324	36,053
Essent Group Ltd.	4,596	217,345
Evertec, Inc.	2,876	106,930
Federal Agricultural Mortgage Corp., Class C	399	61,566
Finance of America Cos., Inc., Class A(x)*	1,728	2,212
Flywire Corp.*	4,169	132,949
I3 Verticals, Inc., Class A*	972	20,548
International Money Express, Inc.*	1,371	23,211
Jackson Financial, Inc., Class A	3,582	136,904
Marqeta, Inc., Class A*	21,269	127,189
Merchants Bancorp	688	19,071
Mr Cooper Group, Inc.*	2,842	152,217
NewtekOne, Inc.(x)	1,025	15,119
NMI Holdings, Inc., Class A*	3,562	96,495
Ocwen Financial Corp.(x)*	283	7,324
Pagseguro Digital Ltd., Class A*	8,739	75,243
Payoneer Global, Inc.*	11,370	69,584
Paysafe Ltd.*	1,428	17,122
Paysign, Inc.*	1,436	2,800
PennyMac Financial Services, Inc.‡	1,107	73,726
Priority Technology Holdings, Inc.*	766	2,482
Radian Group, Inc.	6,830	171,501
Remitly Global, Inc.*	5,673	143,073
Repay Holdings Corp., Class A*	3,525	26,755
Security National Financial Corp., Class A*	549	4,304
StoneCo Ltd., Class A*	12,633	134,794
SWK Holdings Corp.(x)*	160	2,520
Velocity Financial, Inc.*	446	5,040
Walker & Dunlop, Inc.	1,381	102,525
Waterstone Financial, Inc.	828	9,067

		2,274,983

Insurance (4.2%)
Ambac Financial Group, Inc.*	1,953	23,553
American Coastal Insurance Corp.(x)*	862	6,344
American Equity Investment Life Holding Co.	3,375	181,035
AMERISAFE, Inc.	842	42,159
Argo Group International Holdings Ltd.	1,388	41,418
BRP Group, Inc., Class A*	2,613	60,700
CNO Financial Group, Inc.	109,415	2,596,418
Crawford & Co., Class A	681	6,361
Donegal Group, Inc., Class A	676	9,636
eHealth, Inc.*	1,302	9,635
Employers Holdings, Inc.	1,190	47,541
Enstar Group Ltd.*	518	125,356
F&G Annuities & Life, Inc.	824	23,121
Fidelis Insurance Holdings Ltd.*	658	9,659
Genworth Financial, Inc., Class A*	20,572	120,552
GoHealth, Inc., Class A*	172	2,492
Goosehead Insurance, Inc., Class A*	948	70,654
Greenlight Capital Re Ltd., Class A*	1,144	12,287
Hanover Insurance Group, Inc. (The)	35,766	3,969,311
HCI Group, Inc.	281	15,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hippo Holdings, Inc.(x)*	455	$3,626
Horace Mann Educators Corp.	77,787	2,285,382
Investors Title Co.	53	7,849
James River Group Holdings Ltd.	1,688	25,911
Kingsway Financial Services, Inc.*	468	3,533
Lemonade, Inc.(x)*	2,231	25,924
Maiden Holdings Ltd.(x)*	3,993	7,028
MBIA, Inc.*	2,199	15,855
Mercury General Corp.	1,171	32,823
National Western Life Group, Inc., Class A	99	43,312
NI Holdings, Inc.*	358	4,607
Oscar Health, Inc., Class A*	6,804	37,898
Palomar Holdings, Inc.*	1,063	53,947
ProAssurance Corp.	2,307	43,579
Safety Insurance Group, Inc.	623	42,482
Selective Insurance Group, Inc.	2,614	269,686
Selectquote, Inc.*	6,174	7,224
SiriusPoint Ltd.*	3,968	40,355
Skyward Specialty Insurance Group, Inc.(x)*	1,035	28,318
Stewart Information Services Corp.	1,176	51,509
Tiptree, Inc., Class A	1,041	17,447
Trupanion, Inc.(x)*	1,717	48,419
United Fire Group, Inc.	913	18,032
Universal Insurance Holdings, Inc.	1,130	15,843

		10,504,077

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)(x)	711	8,347
Angel Oak Mortgage REIT, Inc. (REIT)	418	3,566
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,264	63,454
Arbor Realty Trust, Inc. (REIT)(x)	7,279	110,495
Ares Commercial Real Estate Corp. (REIT)(x)	2,247	21,391
ARMOUR Residential REIT, Inc. (REIT)(x)	9,942	42,254
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	7,479	162,668
BrightSpire Capital, Inc. (REIT), Class A	5,670	35,494
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	10,598
Chimera Investment Corp. (REIT)	10,105	55,173
Claros Mortgage Trust, Inc. (REIT)	3,939	43,644
Dynex Capital, Inc. (REIT)	2,379	28,405
Ellington Financial, Inc. (REIT)(x)	2,874	35,839
Franklin BSP Realty Trust, Inc. (REIT)	3,632	48,088
Granite Point Mortgage Trust, Inc. (REIT)	2,040	9,955
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	4,490	95,188
Invesco Mortgage Capital, Inc. (REIT)(x)	1,846	18,478
KKR Real Estate Finance Trust, Inc. (REIT)	2,592	30,767
Ladder Capital Corp. (REIT), Class A	5,007	51,372
MFA Financial, Inc. (REIT)	4,524	43,476
New York Mortgage Trust, Inc. (REIT)	4,092	34,741
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,759
Orchid Island Capital, Inc. (REIT)(x)	1,732	14,739
PennyMac Mortgage Investment Trust (REIT)‡	3,895	48,298
Ready Capital Corp. (REIT)	7,050	71,276
Redwood Trust, Inc. (REIT)	4,960	35,365
TPG RE Finance Trust, Inc. (REIT)	3,038	20,446
Two Harbors Investment Corp. (REIT)	4,221	55,886

		1,205,162

Total Financials		41,570,088

Health Care (7.3%)
Biotechnology (2.6%)
2seventy bio, Inc.(x)*	2,209	8,659
4D Molecular Therapeutics, Inc.*	1,700	21,641
89bio, Inc.*	2,719	41,981
Aadi Bioscience, Inc.*	628	3,040
ACADIA Pharmaceuticals, Inc.*	5,298	110,410
ACELYRIN, Inc.(x)*	1,438	14,624
Acrivon Therapeutics, Inc.(x)*	390	3,728
Actinium Pharmaceuticals, Inc.(x)*	1,144	6,773
Adicet Bio, Inc.*	1,278	1,751
ADMA Biologics, Inc.*	9,445	33,813
Aerovate Therapeutics, Inc.(x)*	447	6,066
Agenus, Inc.*	15,088	17,049
Agios Pharmaceuticals, Inc.*	2,441	60,415
Akero Therapeutics, Inc.*	2,226	112,591
Aldeyra Therapeutics, Inc.*	2,048	13,681
Alector, Inc.*	2,785	18,047
Alkermes plc*	7,197	201,588
Allakos, Inc.*	2,924	6,638
Allogene Therapeutics, Inc.(x)*	3,696	11,716
Allovir, Inc.(x)*	1,843	3,962
Alpine Immune Sciences, Inc.*	1,396	15,984
Altimmune, Inc.*	2,174	5,652
ALX Oncology Holdings, Inc.*	878	4,214
Amicus Therapeutics, Inc.*	12,162	147,890
AnaptysBio, Inc.*	857	15,392
Anavex Life Sciences Corp.(x)*	3,227	21,137
Anika Therapeutics, Inc.*	595	11,085
Annexon, Inc.*	2,008	4,739
Apogee Therapeutics, Inc.(x)*	846	18,020
Arbutus Biopharma Corp.*	5,006	10,162
Arcellx, Inc.*	1,669	59,884
Arcturus Therapeutics Holdings, Inc.*	1,026	26,214
Arcus Biosciences, Inc.*	2,263	40,621
Arcutis Biotherapeutics, Inc.*	2,262	12,011
Ardelyx, Inc.*	9,368	38,221
Arrowhead Pharmaceuticals, Inc.*	4,389	117,932
ARS Pharmaceuticals, Inc.(x)*	1,067	4,033
Astria Therapeutics, Inc.(x)*	1,124	8,385
Atara Biotherapeutics, Inc.*	4,399	6,511
Aura Biosciences, Inc.*	1,208	10,836
Aurinia Pharmaceuticals, Inc.*	6,020	46,775
Avid Bioservices, Inc.*	2,730	25,771
Avidity Biosciences, Inc.*	3,109	19,835
Avita Medical, Inc.*	1,106	16,159
Beam Therapeutics, Inc.*	3,006	72,294
BioAtla, Inc.*	1,946	3,308
BioCryst Pharmaceuticals, Inc.(x)*	8,174	57,872
Biohaven Ltd.*	2,527	65,727
Biomea Fusion, Inc.(x)*	874	12,026
BioVie, Inc., Class A(x)*	475	1,620
Bioxcel Therapeutics, Inc.(x)*	843	2,133
Bluebird Bio, Inc.(x)*	4,707	14,309
Blueprint Medicines Corp.*	2,638	132,480
Bridgebio Pharma, Inc.*	4,967	130,980
Cabaletta Bio, Inc.*	1,494	22,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CareDx, Inc.*	2,173	$15,211
Caribou Biosciences, Inc.*	3,240	15,487
Carisma Therapeutics, Inc.	1,173	4,962
Catalyst Pharmaceuticals, Inc.*	4,323	50,536
Celcuity, Inc.(x)*	758	6,928
Celldex Therapeutics, Inc.*	2,044	56,251
Century Therapeutics, Inc.*	830	1,660
Cerevel Therapeutics Holdings, Inc.(x)*	2,722	59,421
Cogent Biosciences, Inc.*	3,517	34,291
Coherus Biosciences, Inc.*	3,363	12,578
Compass Therapeutics, Inc.(x)*	4,014	7,908
Crinetics Pharmaceuticals, Inc.*	2,803	83,361
Cue Biopharma, Inc.*	1,520	3,496
Cullinan Oncology, Inc.*	1,032	9,340
Cytokinetics, Inc.*	4,040	119,018
Day One Biopharmaceuticals, Inc.*	2,717	33,338
Deciphera Pharmaceuticals, Inc.*	2,331	29,650
Denali Therapeutics, Inc.*	5,124	105,708
Design Therapeutics, Inc.*	1,620	3,823
Disc Medicine, Inc.(x)*	340	15,973
Dynavax Technologies Corp.*	5,701	84,204
Dyne Therapeutics, Inc.*	1,869	16,746
Eagle Pharmaceuticals, Inc.*	428	6,750
Editas Medicine, Inc.(x)*	3,056	23,837
Emergent BioSolutions, Inc.*	2,321	7,891
Enanta Pharmaceuticals, Inc.*	867	9,684
Entrada Therapeutics, Inc.(x)*	941	14,868
EQRx, Inc.*	14,035	31,158
Erasca, Inc.(x)*	3,549	6,992
Fate Therapeutics, Inc.*	3,704	7,853
Fennec Pharmaceuticals, Inc.*	798	5,993
FibroGen, Inc.(x)*	3,999	3,451
Foghorn Therapeutics, Inc.*	1,017	5,085
Genelux Corp.(x)*	805	19,714
Generation Bio Co.*	2,252	8,535
Geron Corp.*	21,905	46,439
Graphite Bio, Inc.*	1,233	3,058
Gritstone bio, Inc.*	3,860	6,639
Halozyme Therapeutics, Inc.*	5,632	215,142
Heron Therapeutics, Inc.(x)*	4,710	4,851
HilleVax, Inc.*	934	12,562
Humacyte, Inc.(x)*	2,590	7,589
Icosavax, Inc.(x)*	1,211	9,385
Ideaya Biosciences, Inc.*	2,388	64,428
IGM Biosciences, Inc.*	420	3,507
Immuneering Corp., Class A(x)*	892	6,851
ImmunityBio, Inc.(x)*	4,849	8,195
ImmunoGen, Inc.*	10,396	164,985
Immunovant, Inc.*	2,373	91,099
Inhibrx, Inc.*	1,511	27,727
Inozyme Pharma, Inc.(x)*	1,489	6,254
Insmed, Inc.*	5,717	144,354
Intellia Therapeutics, Inc.*	3,827	121,010
Intercept Pharmaceuticals, Inc.*	1,759	32,612
Iovance Biotherapeutics, Inc.*	9,151	41,637
Ironwood Pharmaceuticals, Inc., Class A*	6,023	58,002
iTeos Therapeutics, Inc.*	1,003	10,983
Janux Therapeutics, Inc.*	850	8,568
KalVista Pharmaceuticals, Inc.*	967	9,312
Karyopharm Therapeutics, Inc.(x)*	4,982	6,676
Keros Therapeutics, Inc.*	990	31,561
Kezar Life Sciences, Inc.*	3,139	3,735
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	22,789
Kodiak Sciences, Inc.*	1,618	2,912
Krystal Biotech, Inc.*	937	108,692
Kura Oncology, Inc.*	2,864	26,120
Kymera Therapeutics, Inc.*	1,666	23,157
Larimar Therapeutics, Inc.*	1,128	4,456
Lexicon Pharmaceuticals, Inc.(x)*	3,530	3,848
Lineage Cell Therapeutics, Inc.(x)*	5,676	6,698
Lyell Immunopharma, Inc.(x)*	7,999	11,759
MacroGenics, Inc.*	2,811	13,099
Madrigal Pharmaceuticals, Inc.*	599	87,478
MannKind Corp.*	11,218	46,330
MeiraGTx Holdings plc*	1,434	7,041
Merrimack Pharmaceuticals, Inc.*	461	5,684
Mersana Therapeutics, Inc.*	4,031	5,119
MiMedx Group, Inc.*	4,972	36,246
Mineralys Therapeutics, Inc.*	546	5,192
Mirum Pharmaceuticals, Inc.*	1,073	33,907
Monte Rosa Therapeutics, Inc.(x)*	1,384	6,629
Morphic Holding, Inc.*	1,496	34,273
Myriad Genetics, Inc.*	3,555	57,022
Nkarta, Inc.(x)*	1,445	2,009
Novavax, Inc.(x)*	3,830	27,729
Nurix Therapeutics, Inc.*	1,995	15,681
Nuvalent, Inc., Class A*	1,055	48,498
Nuvectis Pharma, Inc.*	301	3,880
Ocean Biomedical, Inc.(x)*	382	1,490
Olema Pharmaceuticals, Inc.*	1,181	14,585
Omega Therapeutics, Inc.(x)*	1,072	2,305
Organogenesis Holdings, Inc., Class A*	3,327	10,580
ORIC Pharmaceuticals, Inc.*	1,717	10,388
Outlook Therapeutics, Inc.(x)*	6,823	1,508
Ovid therapeutics, Inc.*	2,623	10,072
PDS Biotechnology Corp.(x)*	1,230	6,212
PepGen, Inc.(x)*	662	3,363
PMV Pharmaceuticals, Inc.*	1,661	10,199
Point Biopharma Global, Inc.(x)*	4,041	26,954
Poseida Therapeutics, Inc., Class A*	2,989	7,114
Precigen, Inc.(x)*	4,932	7,003
Prelude Therapeutics, Inc.*	436	1,347
Prime Medicine, Inc.(x)*	1,740	16,600
ProKidney Corp., Class A(x)*	1,952	8,940
Protagonist Therapeutics, Inc.*	2,384	39,765
Protalix BioTherapeutics, Inc.(x)*	2,470	4,100
Prothena Corp. plc*	1,823	87,960
PTC Therapeutics, Inc.*	3,072	68,844
Rallybio Corp.*	1,345	4,533
RAPT Therapeutics, Inc.*	1,299	21,589
Recursion Pharmaceuticals, Inc., Class A(x)*	6,022	46,068
REGENXBIO, Inc.*	1,819	29,941
Relay Therapeutics, Inc.*	3,906	32,849
Reneo Pharmaceuticals, Inc.(x)*	426	3,244
Replimune Group, Inc.*	1,792	30,661
REVOLUTION Medicines, Inc.*	4,399	121,764
Rhythm Pharmaceuticals, Inc.*	2,260	51,811
Rigel Pharmaceuticals, Inc.*	8,187	8,842
Rocket Pharmaceuticals, Inc.*	2,433	49,852
Sage Therapeutics, Inc.*	2,325	47,849
Sagimet Biosciences, Inc., Class A(x)*	233	2,050
Sana Biotechnology, Inc.(x)*	3,922	15,178
Sangamo Therapeutics, Inc.*	5,898	3,538
Savara, Inc.(x)*	3,353	12,674
Scholar Rock Holding Corp.*	1,248	8,861
Selecta Biosciences, Inc.(x)*	5,108	5,415
Seres Therapeutics, Inc.*	4,279	10,184
SpringWorks Therapeutics, Inc.(x)*	2,563	59,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Stoke Therapeutics, Inc.(x)*	1,213	$4,779
Summit Therapeutics, Inc.(x)*	5,097	9,531
Sutro Biopharma, Inc.*	2,646	9,182
Syndax Pharmaceuticals, Inc.*	2,898	42,079
Tango Therapeutics, Inc.(x)*	2,052	23,106
Tenaya Therapeutics, Inc.*	2,013	5,133
TG Therapeutics, Inc.*	6,036	50,461
Travere Therapeutics, Inc.*	3,204	28,644
Turnstone Biologics Corp.*	278	1,095
Twist Bioscience Corp.*	2,462	49,880
Tyra Biosciences, Inc.(x)*	585	8,055
UroGen Pharma Ltd.*	861	12,063
Vanda Pharmaceuticals, Inc.*	2,430	10,498
Vaxcyte, Inc.*	4,044	206,163
Vaxxinity, Inc., Class A(x)*	1,875	2,569
Vera Therapeutics, Inc., Class A(x)*	1,487	20,387
Veracyte, Inc.*	3,158	70,518
Vericel Corp.*	2,095	70,224
Verve Therapeutics, Inc.(x)*	2,231	29,583
Vigil Neuroscience, Inc.(x)*	707	3,811
Viking Therapeutics, Inc.*	4,229	46,815
Vir Biotechnology, Inc.*	3,684	34,519
Viridian Therapeutics, Inc.*	1,856	28,471
Vor BioPharma, Inc.*	1,657	3,513
Voyager Therapeutics, Inc.*	1,397	10,827
X4 Pharmaceuticals, Inc.(x)*	5,415	5,902
Xencor, Inc.*	2,530	50,980
XOMA Corp.*	322	4,537
Y-mAbs Therapeutics, Inc.*	1,785	9,728
Zentalis Pharmaceuticals, Inc.*	2,526	50,672
Zura Bio Ltd., Class A*	334	2,204
Zymeworks, Inc.(x)*	2,348	14,886

		6,442,538

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	4,103	11,160
Alphatec Holdings, Inc.*	3,390	43,968
AngioDynamics, Inc.*	1,726	12,617
Artivion, Inc.*	1,705	25,848
AtriCure, Inc.*	2,027	88,783
Atrion Corp.	59	24,377
Avanos Medical, Inc.*	2,040	41,249
Axogen, Inc.*	1,775	8,875
Axonics, Inc.*	2,146	120,434
Beyond Air, Inc.(x)*	1,127	2,603
Butterfly Network, Inc.(x)*	6,008	7,089
Cerus Corp.*	7,555	12,239
ClearPoint Neuro, Inc.(x)*	1,008	5,050
CONMED Corp.	1,330	134,131
Cutera, Inc.*	745	4,485
CVRx, Inc.*	489	7,418
Embecta Corp.	2,565	38,603
Envista Holdings Corp.*	65,478	1,825,527
Glaukos Corp.*	2,033	152,983
Haemonetics Corp.*	2,176	194,926
Inari Medical, Inc.*	2,280	149,112
Inmode Ltd.*	3,361	102,376
Inogen, Inc.*	950	4,959
Integer Holdings Corp.*	25,211	1,977,299
iRadimed Corp.	315	13,977
iRhythm Technologies, Inc.*	1,331	125,460
KORU Medical Systems, Inc.(x)*	1,538	4,153
Lantheus Holdings, Inc.*	2,952	205,105
LeMaitre Vascular, Inc.	853	46,471
LivaNova plc*	2,366	125,114
Merit Medical Systems, Inc.*	2,467	170,272
Nano-X Imaging Ltd.*	2,131	13,979
Neogen Corp.*	9,454	175,277
Nevro Corp.*	1,547	29,733
Omnicell, Inc.*	1,975	88,954
OraSure Technologies, Inc.*	3,262	19,344
Orchestra BioMed Holdings, Inc.(x)*	184	1,604
Orthofix Medical, Inc.*	1,525	19,612
OrthoPediatrics Corp.*	698	22,336
Outset Medical, Inc.*	2,135	23,229
Paragon 28, Inc.*	1,905	23,908
PROCEPT BioRobotics Corp.*	1,588	52,102
Pulmonx Corp.*	1,522	15,722
Pulse Biosciences, Inc.(x)*	710	2,861
RxSight, Inc.*	1,192	33,245
Sanara Medtech, Inc.(x)*	167	5,199
Semler Scientific, Inc.*	220	5,581
SI-BONE, Inc.*	1,508	32,030
Sight Sciences, Inc.*	954	3,215
Silk Road Medical, Inc.*	1,667	24,988
STAAR Surgical Co.*	2,139	85,945
Surmodics, Inc.*	597	19,158
Tactile Systems Technology, Inc.*	1,023	14,373
Tela Bio, Inc.*	698	5,584
TransMedics Group, Inc.*	1,396	76,431
Treace Medical Concepts, Inc.*	1,989	26,076
UFP Technologies, Inc.*	312	50,372
Utah Medical Products, Inc.	149	12,814
Varex Imaging Corp.*	1,707	32,075
Vicarious Surgical, Inc., Class A*	3,082	1,821
Zimvie, Inc.*	1,137	10,699
Zynex, Inc.(x)*	955	7,640

		6,622,570

Health Care Providers & Services (1.0%)
23andMe Holding Co., Class A(x)*	11,396	11,142
Accolade, Inc.*	2,882	30,492
AdaptHealth Corp., Class A*	4,152	37,783
Addus HomeCare Corp.*	677	57,674
Agiliti, Inc.*	1,233	8,002
AirSculpt Technologies, Inc.*	535	3,659
Alignment Healthcare, Inc.*	3,691	25,616
AMN Healthcare Services, Inc.*	1,726	147,021
Apollo Medical Holdings, Inc.*	1,885	58,152
Aveanna Healthcare Holdings, Inc.*	2,007	2,388
Brookdale Senior Living, Inc.*	8,165	33,803
Cano Health, Inc.(x)*	10,509	2,665
CareMax, Inc.(x)*	3,306	7,009
Castle Biosciences, Inc.*	1,126	19,018
Community Health Systems, Inc.*	5,453	15,814
CorVel Corp.*	378	74,334
Cross Country Healthcare, Inc.*	1,493	37,011
DocGo, Inc.*	3,491	18,607
Enhabit, Inc.*	2,215	24,919
Ensign Group, Inc. (The)	2,367	219,965
Fulgent Genetics, Inc.*	916	24,494
Guardant Health, Inc.*	4,892	144,999
HealthEquity, Inc.*	3,647	266,413
Hims & Hers Health, Inc.*	5,326	33,501
InfuSystem Holdings, Inc.*	799	7,702
Innovage Holding Corp.(x)*	953	5,708
Invitae Corp.(x)*	10,535	6,376
Joint Corp. (The)*	682	6,131
LifeStance Health Group, Inc.(x)*	4,668	32,069
ModivCare, Inc.*	557	17,551
National HealthCare Corp.	554	35,445
National Research Corp.	621	27,554
NeoGenomics, Inc.*	5,547	68,228
OPKO Health, Inc.*	17,174	27,478
Option Care Health, Inc.*	7,382	238,808
Owens & Minor, Inc.*	3,263	52,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
P3 Health Partners, Inc.(x)*	1,753	$2,577
Patterson Cos., Inc.	3,727	110,468
Pediatrix Medical Group, Inc.*	3,703	47,065
Pennant Group, Inc. (The)*	1,228	13,668
PetIQ, Inc., Class A*	1,186	23,364
Privia Health Group, Inc.*	4,801	110,423
Progyny, Inc.*	3,408	115,940
Quipt Home Medical Corp.*	1,775	9,035
RadNet, Inc.*	2,583	72,815
Select Medical Holdings Corp.	4,511	113,993
Surgery Partners, Inc.*	2,971	86,902
US Physical Therapy, Inc.	635	58,249
Viemed Healthcare, Inc.*	1,502	10,108

		2,604,868

Health Care Technology (0.2%)
American Well Corp., Class A*	10,204	11,939
Computer Programs and Systems, Inc.*	676	10,775
Definitive Healthcare Corp., Class A*	1,986	15,868
Evolent Health, Inc., Class A*	4,778	130,105
Health Catalyst, Inc.*	2,421	24,501
HealthStream, Inc.	1,058	22,832
Multiplan Corp.(x)*	17,086	28,705
NextGen Healthcare, Inc.*	2,384	56,572
OptimizeRx Corp.*	821	6,387
Phreesia, Inc.*	2,247	41,974
Schrodinger, Inc.*	2,407	68,046
Sharecare, Inc.*	13,168	12,383
Simulations Plus, Inc.	688	28,690
Veradigm, Inc.*	4,717	61,981

		520,758

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp.*	4,956	27,010
Akoya Biosciences, Inc.*	657	3,055
BioLife Solutions, Inc.*	1,491	20,591
Codexis, Inc.*	2,907	5,494
CryoPort, Inc.*	1,749	23,979
Cytek Biosciences, Inc.*	5,331	29,427
Harvard Bioscience, Inc.*	1,721	7,400
MaxCyte, Inc.*	3,928	12,255
Mesa Laboratories, Inc.	223	23,431
NanoString Technologies, Inc.(x)*	2,253	3,875
Nautilus Biotechnology, Inc., Class A*	2,090	6,604
OmniAb, Inc. (Earn Out Shares)(r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	4,101	21,284
Pacific Biosciences of California, Inc.*	10,933	91,291
Quanterix Corp.*	1,502	40,764
Quantum-Si, Inc.*	3,948	6,554
Seer, Inc., Class A*	2,289	5,059
SomaLogic, Inc.*	6,659	15,915

		343,988

Pharmaceuticals (0.7%)
Aclaris Therapeutics, Inc.*	3,055	20,927
Amneal Pharmaceuticals, Inc.*	4,953	20,902
Amphastar Pharmaceuticals, Inc.*	1,648	75,792
Amylyx Pharmaceuticals, Inc.*	2,222	40,685
ANI Pharmaceuticals, Inc.*	556	32,281
Arvinas, Inc.*	2,133	41,892
Assertio Holdings, Inc.*	3,903	9,992
Atea Pharmaceuticals, Inc.*	3,426	10,278
Axsome Therapeutics, Inc.(x)*	1,526	106,652
Biote Corp., Class A*	616	3,154
Bright Green Corp.(x)*	2,653	1,050
Cara Therapeutics, Inc.*	1,961	3,294
Cassava Sciences, Inc.(x)*	1,749	29,103
Citius Pharmaceuticals, Inc.(x)*	5,405	3,699
Collegium Pharmaceutical, Inc.*	1,472	32,899
Corcept Therapeutics, Inc.*	3,481	94,840
CorMedix, Inc.(x)*	1,963	7,263
Cymabay Therapeutics, Inc.*	4,314	64,322
Edgewise Therapeutics, Inc.*	1,882	10,784
Enliven Therapeutics, Inc.(x)*	1,027	14,029
Evolus, Inc.*	1,674	15,300
Eyenovia, Inc.*	1,224	2,032
EyePoint Pharmaceuticals, Inc.*	1,099	8,781
Harmony Biosciences Holdings, Inc.*	1,451	47,549
Harrow, Inc.*	1,144	16,439
Ikena Oncology, Inc.*	935	4,049
Innoviva, Inc.*	2,587	33,605
Intra-Cellular Therapies, Inc.*	4,064	211,694
Ligand Pharmaceuticals, Inc.*	733	43,921
Liquidia Corp.*	2,099	13,308
Longboard Pharmaceuticals, Inc.*	685	3,809
Marinus Pharmaceuticals, Inc.(x)*	2,192	17,646
NGM Biopharmaceuticals, Inc.*	1,734	1,855
Nuvation Bio, Inc.*	6,408	8,587
Ocular Therapeutix, Inc.*	3,589	11,269
Omeros Corp.(x)*	2,678	7,820
Optinose, Inc.(x)*	3,207	3,945
Pacira BioSciences, Inc.*	2,004	61,483
Phathom Pharmaceuticals, Inc.(x)*	1,053	10,920
Phibro Animal Health Corp., Class A	893	11,404
Pliant Therapeutics, Inc.*	2,485	43,090
Prestige Consumer Healthcare, Inc.*	2,162	123,645
Rain Oncology, Inc.*	1,980	1,706
Revance Therapeutics, Inc.*	3,669	42,083
Scilex Holding Co.*	3,124	4,374
scPharmaceuticals, Inc.(x)*	1,270	9,042
SIGA Technologies, Inc.	2,069	10,862
Supernus Pharmaceuticals, Inc.*	2,150	59,275
Taro Pharmaceutical Industries Ltd.*	360	13,576
Tarsus Pharmaceuticals, Inc.*	1,037	18,427
Terns Pharmaceuticals, Inc.*	1,885	9,482
Theravance Biopharma, Inc.*	2,446	21,109
Theseus Pharmaceuticals, Inc.*	890	2,394
Third Harmonic Bio, Inc.(x)*	857	5,476
Trevi Therapeutics, Inc.(x)*	1,831	3,992
Ventyx Biosciences, Inc.*	2,058	71,474
Verrica Pharmaceuticals, Inc.(x)*	918	3,566
WaVe Life Sciences Ltd.(x)*	2,601	14,956
Xeris Biopharma Holdings, Inc.*	5,890	10,955
Zevra Therapeutics, Inc.(x)*	1,526	7,355

		1,636,093

Total Health Care		18,170,815

Industrials (19.1%)
Aerospace & Defense (2.3%)
AAR Corp.*	1,518	90,366
AeroVironment, Inc.*	1,103	123,018
AerSale Corp.(x)*	1,097	16,389
Archer Aviation, Inc., Class A(x)*	6,510	32,941
Astronics Corp.*	1,128	17,890
Cadre Holdings, Inc.(x)	862	22,972
Ducommun, Inc.*	521	22,669
Eve Holding, Inc.*	796	6,599
Kaman Corp.	1,239	24,346
Kratos Defense & Security Solutions, Inc.*	5,481	82,325
Leonardo DRS, Inc.*	2,222	37,107
Melrose Industries plc	211,453	1,210,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Moog, Inc., Class A	1,232	$139,167
National Presto Industries, Inc.	214	15,506
Park Aerospace Corp.	807	12,533
Parsons Corp.*	1,816	98,700
QinetiQ Group plc	492,909	1,917,258
Redwire Corp.(x)*	341	985
Rocket Lab USA, Inc.(x)*	12,268	53,734
Senior plc	823,110	1,636,971
Terran Orbital Corp.(x)*	3,748	3,120
Triumph Group, Inc.*	2,830	21,678
V2X, Inc.*	500	25,830
Virgin Galactic Holdings, Inc.(x)*	11,113	20,003

		5,632,614

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	2,445	51,027
Forward Air Corp.	1,135	78,020
Hub Group, Inc., Class A*	1,364	107,129
Radiant Logistics, Inc.*	1,582	8,938

		245,114

Building Products (3.6%)
AAON, Inc.	2,941	167,255
American Woodmark Corp.*	712	53,834
Apogee Enterprises, Inc.	979	46,091
AZZ, Inc.	1,107	50,457
CSW Industrials, Inc.	669	117,236
Gibraltar Industries, Inc.*	1,327	89,586
Griffon Corp.	1,904	75,532
Insteel Industries, Inc.	15,479	502,448
Janus International Group, Inc.*	3,737	39,986
JELD-WEN Holding, Inc.*	3,747	50,060
Masonite International Corp.*	21,560	2,009,823
Masterbrand, Inc.*	5,709	69,364
PGT Innovations, Inc.*	2,462	68,320
Quanex Building Products Corp.	1,433	40,368
Resideo Technologies, Inc.*	6,447	101,863
Simpson Manufacturing Co., Inc.	1,863	279,096
UFP Industries, Inc.	37,537	3,843,789
Zurn Elkay Water Solutions Corp.	52,523	1,471,694

		9,076,802

Commercial Services & Supplies (1.0%)
ABM Industries, Inc.	2,875	115,029
ACCO Brands Corp.	4,252	24,406
ACV Auctions, Inc., Class A*	5,592	84,887
Aris Water Solutions, Inc., Class A	1,315	13,124
BrightView Holdings, Inc.*	1,914	14,833
Brink’s Co. (The)	2,003	145,498
Casella Waste Systems, Inc., Class A*	2,450	186,935
CECO Environmental Corp.*	1,306	20,857
Cimpress plc*	774	54,188
CompX International, Inc.	100	1,859
CoreCivic, Inc.*	4,998	56,227
Deluxe Corp.	1,895	35,797
Ennis, Inc.	1,120	23,766
Enviri Corp.*	3,461	24,988
GEO Group, Inc. (The)*	5,243	42,888
Healthcare Services Group, Inc.	3,230	33,689
Heritage-Crystal Clean, Inc.*	691	31,337
HNI Corp.	26,094	903,635
Interface, Inc., Class A	2,514	24,662
LanzaTech Global, Inc.*	907	4,236
Li-Cycle Holdings Corp.(x)*	6,023	21,382
Liquidity Services, Inc.*	1,000	17,620
Matthews International Corp., Class A	1,316	51,206
MillerKnoll, Inc.	3,350	81,907
Montrose Environmental Group, Inc.*	1,202	35,171
NL Industries, Inc.	460	2,185
OPENLANE, Inc.*	4,685	69,900
Performant Financial Corp.*	2,960	6,690
Pitney Bowes, Inc.	6,870	20,747
Quad/Graphics, Inc.*	1,515	7,620
SP Plus Corp.*	849	30,649
Steelcase, Inc., Class A	4,036	45,082
UniFirst Corp.	660	107,587
Viad Corp.*	890	23,318
VSE Corp.	476	24,009

		2,387,914

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	1,402	54,061
API Group Corp.*	9,080	235,444
Arcosa, Inc.	2,106	151,421
Argan, Inc.	550	25,036
Bowman Consulting Group Ltd., Class A(x)*	442	12,389
Comfort Systems USA, Inc.	1,537	261,920
Concrete Pumping Holdings, Inc.*	1,282	11,000
Construction Partners, Inc., Class A*	1,746	63,834
Dycom Industries, Inc.*	1,244	110,716
Eneti, Inc.	1,085	10,937
Fluor Corp.*	6,190	227,173
Granite Construction, Inc.	1,937	73,645
Great Lakes Dredge & Dock Corp.*	2,845	22,675
IES Holdings, Inc.*	355	23,384
INNOVATE Corp.(x)*	2,020	3,272
Limbach Holdings, Inc.*	405	12,851
MYR Group, Inc.*	713	96,084
Northwest Pipe Co.*	454	13,697
Primoris Services Corp.	70,533	2,308,545
Southland Holdings, Inc.*	165	1,001
Stantec, Inc.(x)	15,084	978,725
Sterling Infrastructure, Inc.*	1,318	96,847
Tutor Perini Corp.*	1,841	14,415
WillScot Mobile Mini Holdings Corp.*	16,336	679,414

		5,488,486

Electrical Equipment (1.2%)
Allient, Inc.	578	17,872
Amprius Technologies, Inc.*	237	1,123
Array Technologies, Inc.*	6,574	145,877
Atkore, Inc.*	1,678	250,341
Babcock & Wilcox Enterprises, Inc.*	2,660	11,199
Blink Charging Co.(x)*	2,030	6,212
Bloom Energy Corp., Class A(x)*	8,360	110,854
Dragonfly Energy Holdings Corp.(x)*	1,742	2,683
Encore Wire Corp.	695	126,810
Energy Vault Holdings, Inc.(x)*	4,313	10,998
EnerSys	1,791	169,554
Enovix Corp.(x)*	6,025	75,614
Eos Energy Enterprises, Inc.(x)*	4,734	10,178
ESS Tech, Inc.(x)*	3,526	6,629
Fluence Energy, Inc., Class A(x)*	1,732	39,819
FTC Solar, Inc.(x)*	2,798	3,581
FuelCell Energy, Inc.(x)*	17,768	22,743
GrafTech International Ltd.	8,706	33,344
LSI Industries, Inc.	1,151	18,278
NEXTracker, Inc., Class A*	2,153	86,464
NuScale Power Corp., Class A(x)*	2,357	11,549
Powell Industries, Inc.	400	33,160
Preformed Line Products Co.	110	17,884
Regal Rexnord Corp.	10,741	1,534,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SES AI Corp.(x)*	5,492	$12,467
Shoals Technologies Group, Inc., Class A*	7,442	135,816
SKYX Platforms Corp.(x)*	2,501	3,551
Stem, Inc.(x)*	6,445	27,327
SunPower Corp.(x)*	3,818	23,557
Thermon Group Holdings, Inc.*	1,460	40,106
TPI Composites, Inc.(x)*	1,843	4,884
Vicor Corp.*	970	57,123

		3,052,271

Ground Transportation (0.2%)
ArcBest Corp.	1,047	106,428
Covenant Logistics Group, Inc., Class A	361	15,830
Daseke, Inc.*	1,924	9,870
FTAI Infrastructure, Inc.	4,354	14,020
Heartland Express, Inc.	2,071	30,423
Marten Transport Ltd.	2,553	50,320
PAM Transportation Services, Inc.*	268	5,775
RXO, Inc.*	5,115	100,919
TuSimple Holdings, Inc., Class A*	7,266	11,335
Universal Logistics Holdings, Inc.	314	7,906
Werner Enterprises, Inc.	2,779	108,242

		461,068

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	1,103	19,942

Machinery (3.0%)
374Water, Inc.*	2,605	3,230
3D Systems Corp.*	5,547	27,236
Alamo Group, Inc.	443	76,577
Albany International Corp., Class A	1,358	117,168
Astec Industries, Inc.	1,000	47,110
Barnes Group, Inc.	2,144	72,832
Blue Bird Corp.*	762	16,269
Chart Industries, Inc.(x)*	1,866	315,578
CIRCOR International, Inc.*	809	45,102
Columbus McKinnon Corp.	56,947	1,988,020
Commercial Vehicle Group, Inc.*	1,413	10,965
Desktop Metal, Inc., Class A(x)*	12,339	18,015
Douglas Dynamics, Inc.	979	29,546
Energy Recovery, Inc.*	2,425	51,434
Enerpac Tool Group Corp., Class A	2,446	64,648
EnPro Industries, Inc.	909	110,162
ESCO Technologies, Inc.	1,111	116,033
Federal Signal Corp.	2,601	155,358
Franklin Electric Co., Inc.	2,005	178,906
Gencor Industries, Inc.*	464	6,556
Gorman-Rupp Co. (The)	994	32,703
Greenbrier Cos., Inc. (The)	1,325	53,000
Helios Technologies, Inc.	1,425	79,059
Hillenbrand, Inc.	2,998	126,845
Hillman Solutions Corp.*	8,474	69,911
Hyliion Holdings Corp.(x)*	6,493	7,662
Hyster-Yale Materials Handling, Inc.	478	21,309
John Bean Technologies Corp.	1,394	146,565
Kadant, Inc.	511	115,256
Kennametal, Inc.	3,501	87,105
Lindsay Corp.	485	57,075
Luxfer Holdings plc	1,188	15,503
Manitowoc Co., Inc. (The)*	1,529	23,011
Mayville Engineering Co., Inc.*	486	5,331
Microvast Holdings, Inc.*	4,559	8,617
Miller Industries, Inc.	488	19,134
Mueller Industries, Inc.	2,433	182,864
Mueller Water Products, Inc., Class A	156,952	1,990,151
Nikola Corp.(x)*	26,117	41,004
Omega Flex, Inc.	149	11,731
Park-Ohio Holdings Corp.	369	7,347
Proto Labs, Inc.*	1,144	30,202
REV Group, Inc.	1,437	22,992
Shyft Group, Inc. (The)	1,512	22,635
SPX Technologies, Inc.*	1,916	155,962
Standex International Corp.	512	74,593
Tennant Co.	817	60,581
Terex Corp.	2,939	169,345
Timken Co. (The)	876	64,377
Titan International, Inc.*	2,240	30,083
Trinity Industries, Inc.	3,524	85,809
Velo3D, Inc.(x)*	3,915	6,107
Wabash National Corp.	2,096	44,268
Watts Water Technologies, Inc., Class A	1,187	205,137

		7,524,019

Marine Transportation (0.1%)
Costamare, Inc.	2,102	20,221
Eagle Bulk Shipping, Inc.(x)	402	16,896
Genco Shipping & Trading Ltd.	1,852	25,909
Golden Ocean Group Ltd.(x)	5,342	42,095
Himalaya Shipping Ltd.*	379	1,831
Matson, Inc.	1,547	137,250
Pangaea Logistics Solutions Ltd.	1,602	9,420
Safe Bulkers, Inc.	2,881	9,334

		262,956

Passenger Airlines (0.2%)
Allegiant Travel Co.	696	53,495
Blade Air Mobility, Inc.(x)*	2,500	6,475
Frontier Group Holdings, Inc.(x)*	1,633	7,904
Hawaiian Holdings, Inc.*	2,280	14,432
JetBlue Airways Corp.*	14,556	66,958
Joby Aviation, Inc.(x)*	12,266	79,116
SkyWest, Inc.*	1,908	80,021
Spirit Airlines, Inc.	4,761	78,556
Sun Country Airlines Holdings, Inc.*	1,659	24,620

		411,577

Professional Services (1.6%)
Alight, Inc., Class A*	17,278	122,501
ASGN, Inc.*	2,093	170,956
Asure Software, Inc.*	714	6,754
Barrett Business Services, Inc.	290	26,170
BlackSky Technology, Inc., Class A(x)*	5,200	6,084
CBIZ, Inc.*	2,080	107,952
Conduent, Inc.*	7,297	25,394
CRA International, Inc.	304	30,631
CSG Systems International, Inc.	1,362	69,625
ExlService Holdings, Inc.*	7,018	196,785
Exponent, Inc.	2,198	188,149
First Advantage Corp.	2,373	32,724
FiscalNote Holdings, Inc.*	2,739	5,697
Forrester Research, Inc.*	541	15,635
Franklin Covey Co.*	533	22,876
Heidrick & Struggles International, Inc.	894	22,368
HireQuest, Inc.(x)	236	3,642
HireRight Holdings Corp.*	632	6,010
Huron Consulting Group, Inc.*	826	86,036
IBEX Holdings Ltd.*	481	7,431
ICF International, Inc.	3,428	414,137
Innodata, Inc.*	1,110	9,468
Insperity, Inc.	1,582	154,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kelly Services, Inc., Class A	1,386	$25,211
Kforce, Inc.	22,470	1,340,560
Korn Ferry	2,264	107,404
Legalzoom.com, Inc.*	4,582	50,127
Maximus, Inc.	2,640	197,155
Mistras Group, Inc.*	916	4,992
NV5 Global, Inc.*	596	57,353
Planet Labs PBC(x)*	7,295	18,967
Resources Connection, Inc.	1,405	20,949
Skillsoft Corp.(x)*	3,613	3,203
Sterling Check Corp.*	1,111	14,021
TriNet Group, Inc.(x)*	1,635	190,445
TrueBlue, Inc.*	1,319	19,350
TTEC Holdings, Inc.	825	21,632
Upwork, Inc.*	5,388	61,208
Verra Mobility Corp., Class A*	6,059	113,303
Willdan Group, Inc.*	459	9,377

		3,986,685

Trading Companies & Distributors (3.6%)
Alta Equipment Group, Inc.	939	11,324
Applied Industrial Technologies, Inc.	1,675	258,972
Beacon Roofing Supply, Inc.*	2,342	180,732
BlueLinx Holdings, Inc.*	379	31,112
Boise Cascade Co.	1,724	177,641
Custom Truck One Source, Inc.*	2,461	15,258
Distribution Solutions Group, Inc.*	434	11,284
DXP Enterprises, Inc.*	612	21,383
EVI Industries, Inc.*	209	5,187
FTAI Aviation Ltd.	4,321	153,612
GATX Corp.	1,541	167,707
Global Industrial Co.	569	19,061
GMS, Inc.*	1,781	113,931
H&E Equipment Services, Inc.	1,414	61,071
Herc Holdings, Inc.	17,582	2,091,203
Hudson Technologies, Inc.*	1,901	25,283
Karat Packaging, Inc.	238	5,488
McGrath RentCorp	48,165	4,828,060
MRC Global, Inc.*	3,659	37,505
NOW, Inc.*	4,622	54,863
Rush Enterprises, Inc., Class A	2,703	110,363
Rush Enterprises, Inc., Class B	430	19,475
Textainer Group Holdings Ltd.	1,820	67,795
Titan Machinery, Inc.*	928	24,666
Transcat, Inc.*	312	30,567
Triton International Ltd.(r)	2,403	191,159
Veritiv Corp.	576	97,286
Willis Lease Finance Corp.(x)*	125	5,288
Xometry, Inc., Class A(x)*	1,504	25,538

		8,842,814

Total Industrials		47,392,262

Information Technology (10.9%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.	3,386	27,867
Aviat Networks, Inc.*	434	13,541
Calix, Inc.*	2,559	117,305
Cambium Networks Corp.(x)*	453	3,320
Clearfield, Inc.(x)*	36,136	1,035,658
CommScope Holding Co., Inc.*	9,137	30,700
Comtech Telecommunications Corp.	1,177	10,299
Digi International, Inc.*	1,547	41,769
DZS, Inc.*	866	1,819
Extreme Networks, Inc.*	5,476	132,574
Harmonic, Inc.*	4,846	46,667
Infinera Corp.*	8,896	37,185
KVH Industries, Inc.*	825	4,207
NETGEAR, Inc.*	1,246	15,687
NetScout Systems, Inc.*	18,730	524,815
Ribbon Communications, Inc.*	3,750	10,050
Viavi Solutions, Inc.*	9,602	87,762

		2,141,225

Electronic Equipment, Instruments & Components (2.8%)
908 Devices, Inc.(x)*	903	6,014
Advanced Energy Industries, Inc.	1,633	168,395
Aeva Technologies, Inc.*	3,447	2,637
Akoustis Technologies, Inc.(x)*	3,042	2,290
Arlo Technologies, Inc.*	3,826	39,408
Badger Meter, Inc.	1,277	183,722
Bel Fuse, Inc., Class B	460	21,951
Belden, Inc.	1,845	178,135
Benchmark Electronics, Inc.	56,276	1,365,256
Climb Global Solutions, Inc.	183	7,871
Coherent Corp.*	10,794	352,316
CTS Corp.	2,979	124,343
Daktronics, Inc.*	1,719	15,333
ePlus, Inc.*	1,153	73,239
Evolv Technologies Holdings, Inc.(x)*	4,956	24,086
Fabrinet*	1,598	266,259
FARO Technologies, Inc.*	829	12,626
Insight Enterprises, Inc.*	1,246	181,293
Iteris, Inc.(x)*	1,879	7,779
Itron, Inc.*	1,988	120,433
Kimball Electronics, Inc.*	1,049	28,722
Knowles Corp.*	173,676	2,572,142
Lightwave Logic, Inc.(x)*	4,960	22,171
Luna Innovations, Inc.(x)*	1,413	8,280
Methode Electronics, Inc.	1,534	35,052
MicroVision, Inc.(x)*	7,782	17,043
Mirion Technologies, Inc., Class A*	8,817	65,863
Napco Security Technologies, Inc.	1,389	30,905
nLight, Inc.*	1,913	19,895
Novanta, Inc.*	1,554	222,906
OSI Systems, Inc.*	688	81,211
PAR Technology Corp.(x)*	1,161	44,745
PC Connection, Inc.	493	26,316
Plexus Corp.*	1,191	110,739
Presto Automation, Inc.(x)*	575	822
Richardson Electronics Ltd.(x)	526	5,749
Rogers Corp.*	762	100,180
Sanmina Corp.*	2,502	135,809
ScanSource, Inc.*	1,105	33,492
SmartRent, Inc., Class A*	8,108	21,162
TTM Technologies, Inc.*	4,542	58,501
Vishay Intertechnology, Inc.	5,598	138,383
Vishay Precision Group, Inc.*	544	18,267
Vuzix Corp.(x)*	2,706	9,823

		6,961,564

IT Services (0.2%)
BigBear.ai Holdings, Inc.(x)*	1,181	1,783
BigCommerce Holdings, Inc.*	2,879	28,416
Brightcove, Inc.*	2,128	7,001
DigitalOcean Holdings, Inc.*	2,790	67,044
Fastly, Inc., Class A*	5,145	98,630
Grid Dynamics Holdings, Inc.*	2,406	29,305
Hackett Group, Inc. (The)	1,100	25,949
Information Services Group, Inc.	1,713	7,503
Perficient, Inc.*	1,506	87,137
Rackspace Technology, Inc.*	2,744	6,448
Squarespace, Inc., Class A*	1,966	56,955
Thoughtworks Holding, Inc.*	4,073	16,618
Tucows, Inc., Class A(x)*	437	8,919
Unisys Corp.*	2,884	9,950

		451,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (2.8%)
ACM Research, Inc., Class A*	2,122	$38,419
Aehr Test Systems*	1,138	52,007
Alpha & Omega Semiconductor Ltd.*	997	29,750
Ambarella, Inc.*	1,656	87,818
Amkor Technology, Inc.	4,510	101,926
Atomera, Inc.(x)*	1,021	6,391
Axcelis Technologies, Inc.*	1,415	230,716
CEVA, Inc.*	1,009	19,565
Cohu, Inc.*	56,589	1,948,925
Credo Technology Group Holding Ltd.*	4,311	65,743
Diodes, Inc.*	1,960	154,526
FormFactor, Inc.*	3,349	117,014
Ichor Holdings Ltd.*	1,228	38,019
Impinj, Inc.*	1,012	55,690
indie Semiconductor, Inc., Class A(x)*	6,063	38,197
inTEST Corp.*	472	7,160
Kulicke & Soffa Industries, Inc.	2,409	117,150
MACOM Technology Solutions Holdings, Inc.*	2,360	192,529
Maxeon Solar Technologies Ltd.(x)*	1,110	12,865
MaxLinear, Inc., Class A*	3,283	73,047
Navitas Semiconductor Corp., Class A(x)*	4,490	31,206
NVE Corp.	210	17,249
Onto Innovation, Inc.*	19,135	2,440,095
PDF Solutions, Inc.*	1,325	42,930
Photronics, Inc.*	2,687	54,304
Power Integrations, Inc.	2,466	188,180
Rambus, Inc.*	4,733	264,054
Semtech Corp.*	2,775	71,456
Silicon Laboratories, Inc.*	1,378	159,696
SiTime Corp.*	756	86,373
SkyWater Technology, Inc.(x)*	774	4,660
SMART Global Holdings, Inc.*	2,101	51,159
Synaptics, Inc.*	1,713	153,211
Transphorm, Inc.(x)*	915	2,031
Ultra Clean Holdings, Inc.*	1,930	57,263
Veeco Instruments, Inc.*	2,207	62,039

		7,073,363

Software (3.9%)
8x8, Inc.*	4,741	11,947
A10 Networks, Inc.	3,108	46,713
ACI Worldwide, Inc.*	198,124	4,469,677
Adeia, Inc.	4,709	50,292
Agilysys, Inc.*	882	58,353
Alarm.com Holdings, Inc.*	2,079	127,110
Alkami Technology, Inc.*	1,738	31,666
Altair Engineering, Inc., Class A*	2,332	145,890
American Software, Inc., Class A	1,376	15,769
Amplitude, Inc., Class A*	2,979	34,467
Appfolio, Inc., Class A*	833	152,131
Appian Corp., Class A*	1,806	82,372
Applied Digital Corp.(x)*	2,977	18,576
Asana, Inc., Class A*	3,497	64,030
Aurora Innovation, Inc., Class A(x)*	13,379	31,441
AvePoint, Inc.*	6,747	45,340
Bit Digital, Inc.(x)*	3,180	6,805
Blackbaud, Inc.*	1,890	132,905
BlackLine, Inc.*	2,446	135,680
Box, Inc., Class A*	6,163	149,206
Braze, Inc., Class A*	2,274	106,264
C3.ai, Inc., Class A(x)*	2,564	65,433
Cerence, Inc.*	1,775	36,157
Cipher Mining, Inc.(x)*	1,722	4,012
Cleanspark, Inc.(x)*	4,796	18,273
Clear Secure, Inc., Class A	3,617	68,868
CommVault Systems, Inc.*	1,913	129,338
Consensus Cloud Solutions, Inc.*	873	21,982
CoreCard Corp.*	319	6,380
Couchbase, Inc.*	1,496	25,671
CS Disco, Inc.*	1,040	6,906
CXApp, Inc.*	85	154
Digimarc Corp.(x)*	625	20,306
Digital Turbine, Inc.*	4,132	24,999
Domo, Inc., Class B*	1,316	12,910
E2open Parent Holdings, Inc.*	7,371	33,464
Ebix, Inc.(x)	1,154	11,402
eGain Corp.*	1,063	6,516
Enfusion, Inc., Class A*	1,637	14,684
EngageSmart, Inc.*	2,138	38,463
Envestnet, Inc.*	2,174	95,721
Everbridge, Inc.*	1,776	39,818
EverCommerce, Inc.*	1,085	10,883
Expensify, Inc., Class A*	2,430	7,897
Freshworks, Inc., Class A*	7,031	140,057
Instructure Holdings, Inc.*	858	21,793
Intapp, Inc.*	955	32,012
InterDigital, Inc.	1,162	93,239
Jamf Holding Corp.*	3,074	54,287
Kaltura, Inc.*	3,651	6,316
LivePerson, Inc.*	3,115	12,117
LiveRamp Holdings, Inc.*	2,806	80,925
LiveVox Holdings, Inc.(x)*	1,001	3,343
Marathon Digital Holdings, Inc.(x)*	7,408	62,968
Matterport, Inc.(x)*	11,037	23,950
MeridianLink, Inc.*	1,097	18,715
MicroStrategy, Inc., Class A(x)*	480	157,574
Mitek Systems, Inc.*	1,848	19,811
Model N, Inc.*	1,642	40,081
N-able, Inc.*	2,994	38,623
NextNav, Inc.(x)*	2,377	12,218
Olo, Inc., Class A*	4,551	27,579
ON24, Inc.(x)	1,418	8,976
OneSpan, Inc.*	1,741	18,716
PagerDuty, Inc.*	3,811	85,709
PowerSchool Holdings, Inc., Class A*	2,467	55,902
Progress Software Corp.	1,889	99,324
PROS Holdings, Inc.*	1,967	68,098
Q2 Holdings, Inc.*	2,505	80,836
Qualys, Inc.*	1,615	246,368
Rapid7, Inc.*	2,604	119,211
Red Violet, Inc.*	429	8,584
Rimini Street, Inc.*	2,281	5,018
Riot Platforms, Inc.(x)*	6,987	65,189
Sapiens International Corp. NV	1,333	37,897
SEMrush Holdings, Inc., Class A*	1,378	11,713
SolarWinds Corp.*	2,241	21,155
SoundHound AI, Inc., Class A(x)*	6,158	12,378
SoundThinking, Inc.*	440	7,876
Sprinklr, Inc., Class A*	4,474	61,920
Sprout Social, Inc., Class A*	2,103	104,898
SPS Commerce, Inc.*	1,593	271,782
Tenable Holdings, Inc.*	4,956	222,029
Terawulf, Inc.(x)*	5,878	7,406
Varonis Systems, Inc., Class B*	4,718	144,088
Verint Systems, Inc.*	2,710	62,303
Veritone, Inc.(x)*	1,365	3,522
Viant Technology, Inc., Class A*	614	3,438
Weave Communications, Inc.*	1,400	11,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Workiva, Inc., Class A*	2,123	$215,145
Xperi, Inc.*	1,850	18,241
Yext, Inc.*	4,710	29,814
Zeta Global Holdings Corp., Class A*	5,906	49,315
Zuora, Inc., Class A*	5,457	44,966

		9,665,706

Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	1,476	39,660
CompoSecure, Inc.(x)*	723	4,663
Corsair Gaming, Inc.*	1,603	23,292
CPI Card Group, Inc.*	187	3,463
Eastman Kodak Co.*	2,333	9,822
Immersion Corp.	1,047	6,921
Intevac, Inc.*	1,123	3,492
IonQ, Inc.(x)*	6,975	103,788
Super Micro Computer, Inc.*	2,013	552,005
Turtle Beach Corp.*	714	6,480
Xerox Holdings Corp.	5,039	79,062

		832,648

Total Information Technology		27,126,164

Materials (5.3%)
Chemicals (3.1%)
AdvanSix, Inc.	1,177	36,581
American Vanguard Corp.	1,172	12,810
Ashland, Inc.	794	64,854
Aspen Aerogels, Inc.*	2,267	19,496
Avient Corp.	55,542	1,961,743
Balchem Corp.	1,388	172,168
Cabot Corp.	2,404	166,525
Chase Corp.	334	42,495
Core Molding Technologies, Inc.*	341	9,715
Danimer Scientific, Inc., Class A(x)*	4,358	9,021
Ecovyst, Inc.*	4,190	41,230
Elementis plc*	1,342,387	2,034,205
FutureFuel Corp.	1,238	8,877
Hawkins, Inc.	840	49,434
HB Fuller Co.	2,349	161,165
Ingevity Corp.*	1,587	75,557
Innospec, Inc.	1,091	111,500
Intrepid Potash, Inc.*	495	12,454
Koppers Holdings, Inc.	889	35,160
Kronos Worldwide, Inc.	1,106	8,572
Livent Corp.(x)*	7,835	144,242
LSB Industries, Inc.*	2,419	24,746
Mativ Holdings, Inc.	2,382	33,967
Minerals Technologies, Inc.	1,429	78,252
Olin Corp.	6,568	328,269
Origin Materials, Inc.(x)*	4,668	5,975
Orion SA	2,434	51,796
Perimeter Solutions SA(x)*	6,895	31,303
PureCycle Technologies, Inc.(x)*	5,111	28,673
Quaker Chemical Corp.	611	97,760
Rayonier Advanced Materials, Inc.*	2,704	9,572
Sensient Technologies Corp.	1,849	108,130
Stepan Co.	925	69,347
Trinseo plc	1,532	12,516
Tronox Holdings plc	125,432	1,685,806
Valhi, Inc.	115	1,525

		7,745,441

Construction Materials (0.2%)
Knife River Corp.*	2,456	119,926
Summit Materials, Inc., Class A*	9,187	286,083
United States Lime & Minerals, Inc.	93	18,693

		424,702

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,056	70,551
Greif, Inc., Class B	236	15,708
Myers Industries, Inc.	1,606	28,796
O-I Glass, Inc.*	6,781	113,446
Pactiv Evergreen, Inc.	1,737	14,122
Ranpak Holdings Corp., Class A*	1,818	9,890
TriMas Corp.	1,834	45,410

		297,923

Metals & Mining (1.3%)
5E Advanced Materials, Inc.(x)*	2,027	4,581
Alcoa Corp.	2,015	58,556
Alpha Metallurgical Resources, Inc.	542	140,774
Arch Resources, Inc.	805	137,381
ATI, Inc.*	5,598	230,358
Caledonia Mining Corp. plc(x)	722	7,119
Carpenter Technology Corp.	2,091	140,536
Century Aluminum Co.*	2,283	16,415
Coeur Mining, Inc.*	14,063	31,220
Commercial Metals Co.	17,635	871,345
Compass Minerals International, Inc.	1,511	42,232
Constellium SE, Class A*	5,571	101,392
Contango ORE, Inc.(x)*	164	2,975
Dakota Gold Corp.*	2,064	5,325
Haynes International, Inc.	536	24,935
Hecla Mining Co.	26,437	103,369
i-80 Gold Corp.*	8,497	13,000
Ivanhoe Electric, Inc.(x)*	2,455	29,214
Kaiser Aluminum Corp.	693	52,155
Materion Corp.	900	91,719
NioCorp Developments Ltd.*	85	309
Novagold Resources, Inc.*	10,449	40,124
Olympic Steel, Inc.	449	25,238
Perpetua Resources Corp.*	1,661	5,415
Piedmont Lithium, Inc.*	773	30,688
PolyMet Mining Corp.(x)*	1,482	3,083
Ramaco Resources, Inc., Class A(x)	1,004	11,034
Ramaco Resources, Inc., Class B	200	2,386
Ryerson Holding Corp.	25,966	755,351
Schnitzer Steel Industries, Inc., Class A	1,107	30,830
SunCoke Energy, Inc.	3,648	37,027
TimkenSteel Corp.*	1,887	40,986
Tredegar Corp.	1,302	7,044
Warrior Met Coal, Inc.	2,245	114,675
Worthington Industries, Inc.	1,337	82,653

		3,291,444

Paper & Forest Products (0.6%)
Clearwater Paper Corp.*	732	26,535
Glatfelter Corp.*	2,017	4,034
Louisiana-Pacific Corp.	23,767	1,313,602
Sylvamo Corp.	1,602	70,392

		1,414,563

Total Materials		13,174,073

Real Estate (4.4%)
Diversified REITs (0.8%)
Alexander & Baldwin, Inc. (REIT)	80,835	1,352,370
Alpine Income Property Trust, Inc. (REIT)	573	9,374
American Assets Trust, Inc. (REIT)	2,162	42,051
Armada Hoffler Properties, Inc. (REIT)	2,939	30,095
Broadstone Net Lease, Inc. (REIT)	8,160	116,688
CTO Realty Growth, Inc. (REIT)	967	15,675
Empire State Realty Trust, Inc. (REIT), Class A	5,826	46,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	6,770	$146,435
Gladstone Commercial Corp. (REIT)	1,744	21,207
Global Net Lease, Inc. (REIT)	8,537	82,041
NexPoint Diversified Real Estate Trust (REIT)	1,350	11,759
One Liberty Properties, Inc. (REIT)	714	13,473
Star Holdings (REIT)*	492	6,164

		1,894,173

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	4,365	89,482
Community Healthcare Trust, Inc. (REIT)	1,123	33,353
Diversified Healthcare Trust (REIT)	10,369	20,116
Global Medical REIT, Inc. (REIT)	2,672	23,968
LTC Properties, Inc. (REIT)	1,805	57,995
National Health Investors, Inc. (REIT)	1,841	94,554
Physicians Realty Trust (REIT)	10,331	125,935
Sabra Health Care REIT, Inc. (REIT)	10,047	140,055
Universal Health Realty Income Trust (REIT)	578	23,369

		608,827

Hotel & Resort REITs (1.0%)
Apple Hospitality REIT, Inc. (REIT)	9,359	143,567
Braemar Hotels & Resorts, Inc. (REIT)	2,943	8,152
Chatham Lodging Trust (REIT)	2,113	20,221
DiamondRock Hospitality Co. (REIT)	9,184	73,748
Hersha Hospitality Trust (REIT), Class A	1,375	13,557
Pebblebrook Hotel Trust (REIT)(x)	5,273	71,660
RLJ Lodging Trust (REIT)	6,797	66,543
Ryman Hospitality Properties, Inc. (REIT)	2,508	208,866
Service Properties Trust (REIT)	7,221	55,529
Summit Hotel Properties, Inc. (REIT)	4,586	26,599
Sunstone Hotel Investors, Inc. (REIT)	185,708	1,736,370
Xenia Hotels & Resorts, Inc. (REIT)	4,770	56,191

		2,481,003

Industrial REITs (0.3%)
Innovative Industrial Properties, Inc. (REIT)	1,224	92,608
LXP Industrial Trust (REIT)	12,577	111,935
Plymouth Industrial REIT, Inc. (REIT)	1,890	39,596
STAG Industrial, Inc. (REIT)	9,844	339,716
Terreno Realty Corp. (REIT)	3,549	201,583

		785,438

Office REITs (0.8%)
Brandywine Realty Trust (REIT)	7,431	33,737
City Office REIT, Inc. (REIT)	1,704	7,242
COPT Defense Properties (REIT)	4,895	116,648
Douglas Emmett, Inc. (REIT)(x)	3,035	38,726
Easterly Government Properties, Inc. (REIT), Class A	4,114	47,023
Equity Commonwealth (REIT)	4,619	84,851
Highwoods Properties, Inc. (REIT)	64,293	1,325,079
Hudson Pacific Properties, Inc. (REIT)	5,345	35,544
JBG SMITH Properties (REIT)	4,821	69,712
Office Properties Income Trust (REIT)	2,105	8,630
Orion Office REIT, Inc. (REIT)	2,521	13,134
Paramount Group, Inc. (REIT)	8,285	38,277
Peakstone Realty Trust (REIT)(x)	1,420	23,629
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,471	30,747
Postal Realty Trust, Inc. (REIT), Class A	804	10,854
SL Green Realty Corp. (REIT)(x)	2,373	88,513

		1,972,346

Real Estate Management & Development (0.4%)
American Realty Investors, Inc.*	67	980
Anywhere Real Estate, Inc.*	4,700	30,221
Colliers International Group, Inc.	4,401	419,195
Compass, Inc., Class A*	13,142	38,112
Cushman & Wakefield plc*	6,960	53,035
DigitalBridge Group, Inc.	7,022	123,447
Douglas Elliman, Inc.	3,505	7,921
eXp World Holdings, Inc.(x)	3,153	51,205
Forestar Group, Inc.*	795	21,417
FRP Holdings, Inc.*	293	15,813
Kennedy-Wilson Holdings, Inc.	5,205	76,722
Marcus & Millichap, Inc.	1,030	30,220
Maui Land & Pineapple Co., Inc.*	332	4,399
Newmark Group, Inc., Class A	5,916	38,040
Opendoor Technologies, Inc.*	24,017	63,405
RE/MAX Holdings, Inc., Class A	778	10,067
Redfin Corp.(x)*	4,613	32,476
RMR Group, Inc. (The), Class A	674	16,526
St Joe Co. (The)	1,519	82,527
Stratus Properties, Inc.*	244	6,686
Tejon Ranch Co.*	924	14,987
Transcontinental Realty Investors, Inc.*	56	1,715

		1,139,116

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	6,557	44,588
BRT Apartments Corp. (REIT)	500	8,635
Centerspace (REIT)	660	39,772
Clipper Realty, Inc. (REIT)	606	3,139
Elme Communities (REIT)	3,828	52,214
Independence Realty Trust, Inc. (REIT)	9,794	137,801
NexPoint Residential Trust, Inc. (REIT)	991	31,890
UMH Properties, Inc. (REIT)	2,380	33,368
Veris Residential, Inc. (REIT)	3,482	57,453

		408,860

Retail REITs (0.5%)
Acadia Realty Trust (REIT)	3,846	55,190
Alexander’s, Inc. (REIT)	94	17,130
CBL & Associates Properties, Inc. (REIT)(x)	1,157	24,274
Getty Realty Corp. (REIT)	1,973	54,711
InvenTrust Properties Corp. (REIT)	2,967	70,644
Kite Realty Group Trust (REIT)	9,451	202,440
Macerich Co. (The) (REIT)	9,431	102,892
NETSTREIT Corp. (REIT)	2,697	42,019
Phillips Edison & Co., Inc. (REIT)	5,121	171,758
Retail Opportunity Investments Corp. (REIT)	5,441	67,360
RPT Realty (REIT)	3,782	39,938
Saul Centers, Inc. (REIT)	517	18,235
SITE Centers Corp. (REIT)	8,273	102,006
Tanger Factory Outlet Centers, Inc. (REIT)	4,469	100,999
Urban Edge Properties (REIT)	4,987	76,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Whitestone REIT (REIT)	2,031	$19,559

		1,165,257

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)(x)	2,200	22,572
Four Corners Property Trust, Inc. (REIT)	3,815	84,655
Gladstone Land Corp. (REIT)	1,411	20,079
Outfront Media, Inc. (REIT)	6,495	65,599
PotlatchDeltic Corp. (REIT)	3,434	155,869
Safehold, Inc. (REIT)	1,900	33,820
Uniti Group, Inc. (REIT)	10,339	48,800

		431,394

Total Real Estate		10,886,414

Utilities (1.5%)
Electric Utilities (0.5%)
ALLETE, Inc.	2,526	133,373
Genie Energy Ltd., Class B(x)	870	12,815
IDACORP, Inc.	6,442	603,293
MGE Energy, Inc.	1,604	109,890
Otter Tail Corp.	1,792	136,048
PNM Resources, Inc.	3,721	165,994
Portland General Electric Co.	4,216	170,664

		1,332,077

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	4,316	152,527
Chesapeake Utilities Corp.	762	74,485
New Jersey Resources Corp.	4,219	171,418
Northwest Natural Holding Co.	1,581	60,331
ONE Gas, Inc.	2,396	163,599
RGC Resources, Inc.(x)	352	6,090
Southwest Gas Holdings, Inc.	2,682	162,020
Spire, Inc.	2,237	126,569

		917,039

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	2,811	14,758
Montauk Renewables, Inc.*	2,861	26,064
Ormat Technologies, Inc.	2,321	162,284
Sunnova Energy International, Inc.(x)*	4,376	45,817

		248,923

Multi-Utilities (0.3%)
Avista Corp.	3,230	104,555
Black Hills Corp.	10,703	541,465
Northwestern Energy Group, Inc.	2,612	125,533
Unitil Corp.	702	29,982

		801,535

Water Utilities (0.2%)
American States Water Co.	1,627	128,012
Artesian Resources Corp., Class A	360	15,117
Cadiz, Inc.*	1,784	5,905
California Water Service Group	2,469	116,809
Consolidated Water Co. Ltd.	662	18,827
Global Water Resources, Inc.	500	4,875
Middlesex Water Co.	769	50,946
Pure Cycle Corp.*	795	7,632
SJW Group	1,364	81,990
York Water Co. (The)	624	23,394

		453,507

Total Utilities		3,753,081

Total Common Stocks (90.1%) (Cost $197,475,666)		223,771,148

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR(r)* (Cost $746)	2,552	1,021

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	4,352,979	4,352,979
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	13,851,466	13,855,622
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		19,208,601

Total Short-Term Investments (7.7%) (Cost $19,206,817)		19,208,601

Total Investments in Securities (97.8%) (Cost $216,683,229)		242,980,770
Other Assets Less Liabilities (2.2%)		5,521,885

Net Assets (100%)		$248,502,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $75,645 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $6,278,327. This was collateralized by $1,236,432 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/3/23 – 2/15/53 and by cash of $5,352,979 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	1,107	66,406	—	(4,465)	1,762	10,023	73,726	703	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	3,895	48,259	—	—	—	39	48,298	3,116	—

Total		114,665	—	(4,465)	1,762	10,062	122,024	3,819	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	257	12/2023	USD	23,112,010	(965,968)

					(965,968)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$2,334,413	$—	$—		$2,334,413
Consumer Discretionary	29,143,141	1,651,293	—		30,794,434
Consumer Staples	5,275,570	3,701,403	—		8,976,973
Energy	19,592,431	—	—		19,592,431
Financials	41,570,088	—	—		41,570,088
Health Care	18,170,815	—	—	(b)	18,170,815
Industrials	42,436,367	4,764,736	191,159		47,392,262
Information Technology	27,126,164	—	—		27,126,164
Materials	11,139,868	2,034,205	—		13,174,073
Real Estate	10,886,414	—	—		10,886,414
Utilities	3,753,081	—	—		3,753,081
Rights
Health Care	—	—	1,021		1,021
Short-Term Investments
Investment Companies	19,208,601	—	—		19,208,601

Total Assets	$230,636,953	$12,151,637	$192,180		$242,980,770

Liabilities:
Futures	$(965,968)	$—	$—		$(965,968)

Total Liabilities	$(965,968)	$—	$—		$(965,968)

Total	$229,670,985	$12,151,637	$192,180		$242,014,802

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $191,159 transferred from Level 1 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,464,281
Aggregate gross unrealized depreciation	(34,537,431)

Net unrealized appreciation	$25,926,850

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,087,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.9%)
Ampol Ltd.	6,379	$138,627
ANZ Group Holdings Ltd.	77,965	1,286,274
APA Group	30,817	164,454
Aristocrat Leisure Ltd.	15,312	402,162
ASX Ltd.	5,164	189,649
Aurizon Holdings Ltd.	49,321	110,671
BHP Group Ltd. (ASE Stock Exchange)	67,468	1,919,501
BHP Group Ltd. (London Stock Exchange)	64,737	1,847,868
BlueScope Steel Ltd.	12,239	152,975
Brambles Ltd.	35,452	326,408
Cochlear Ltd.	1,774	291,216
Coles Group Ltd.	34,508	345,228
Commonwealth Bank of Australia	43,744	2,811,677
Computershare Ltd.	15,493	258,593
Dexus (REIT)	26,630	124,989
EBOS Group Ltd.	3,738	76,621
Endeavour Group Ltd.	39,384	133,447
Flutter Entertainment plc*	4,653	762,013
Fortescue Metals Group Ltd.	45,014	605,461
Glencore plc	274,869	1,575,893
Goodman Group (REIT)	44,809	617,973
GPT Group (The) (REIT)	53,223	133,457
IDP Education Ltd.(x)	6,377	87,660
IGO Ltd.	18,264	148,664
Insurance Australia Group Ltd.	64,816	236,705
Lendlease Corp. Ltd.	17,321	79,960
Lottery Corp. Ltd. (The)	56,302	170,861
Macquarie Group Ltd.	9,506	1,025,146
Medibank Pvt Ltd.	74,872	165,598
Mineral Resources Ltd.	4,430	192,628
Mirvac Group (REIT)	108,325	148,349
National Australia Bank Ltd.	81,693	1,526,888
Newcrest Mining Ltd.	23,364	368,337
Northern Star Resources Ltd.	29,126	195,880
Orica Ltd.	12,051	120,794
Origin Energy Ltd.	45,616	257,507
Pilbara Minerals Ltd.(x)	69,371	191,789
Qantas Airways Ltd.*	24,206	80,618
QBE Insurance Group Ltd.	38,491	388,788
Ramsay Health Care Ltd.	4,747	158,312
REA Group Ltd.	1,414	140,297
Reece Ltd.(x)	5,262	63,029
Rio Tinto Ltd.	9,623	702,546
Rio Tinto plc	29,366	1,853,816
Santos Ltd.	86,560	439,665
Scentre Group (REIT)	139,638	220,859
SEEK Ltd.	9,150	129,838
Sonic Healthcare Ltd.	11,311	216,718
South32 Ltd.	117,540	256,190
Stockland (REIT)	58,663	147,852
Suncorp Group Ltd.	34,496	309,844
Telstra Group Ltd.	105,809	261,915
Transurban Group	79,747	650,659
Treasury Wine Estates Ltd.	17,697	140,294
Vicinity Ltd. (REIT)	104,710	114,113
Washington H Soul Pattinson & Co. Ltd.(x)	6,496	136,116
Wesfarmers Ltd.	29,809	1,013,099
Westpac Banking Corp.	91,126	1,239,167
WiseTech Global Ltd.	4,186	175,075
Woodside Energy Group Ltd. (ASE Stock Exchange)	37,574	881,536
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	271,607
Woolworths Group Ltd.	31,706	760,782

		29,944,658

Austria (0.3%)
Erste Group Bank AG	8,827	306,288
Mondi plc (Johannesburg Stock Exchange)	223,253	3,730,169
Mondi plc (London Stock Exchange)	12,673	212,220
OMV AG	3,620	173,451
Verbund AG	1,855	151,110
voestalpine AG	2,964	80,975

		4,654,213

Belgium (0.2%)
Ageas SA/NV	4,003	165,182
Anheuser-Busch InBev SA/NV	22,564	1,252,667
D’ieteren Group	520	87,908
Elia Group SA/NV	862	84,437
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	110,932
Groupe Bruxelles Lambert SA	971	72,436
KBC Group NV	6,536	408,668
Lotus Bakeries NV	11	89,433
Sofina SA	382	77,462
Solvay SA	1,927	213,613
UCB SA	3,403	278,975
Umicore SA	5,448	129,310
Warehouses De Pauw CVA (REIT)	4,545	112,634

		3,083,657

Brazil (1.1%)
Banco BTG Pactual SA*	426,617	2,633,601
Itau Unibanco Holding SA (Preference)(q)	453,668	2,452,211
Localiza Rent a Car SA	250,620	2,926,738
Lojas Renner SA	772,637	2,059,730
Petroleo Brasileiro SA (Preference)(q)	579,750	3,976,839
Raia Drogasil SA	391,401	2,149,900
WEG SA	142,464	1,029,959
Yara International ASA	4,355	165,012

		17,393,990

Burkina Faso (0.0%)†
Endeavour Mining plc	5,106	98,805

Canada (0.1%)
Canadian Pacific Kansas City Ltd.(x)	20,205	1,503,454

Chile (0.2%)
Antofagasta plc	195,630	3,410,854

China (3.4%)
Airtac International Group	48,109	1,459,045
Alibaba Group Holding Ltd.*	319,700	3,494,636
BOC Hong Kong Holdings Ltd.	94,000	257,478
Budweiser Brewing Co. APAC Ltd.(m)	45,600	90,024
BYD Co. Ltd., Class H	119,000	3,677,459
China Construction Bank Corp., Class H	7,113,420	4,015,007
China Mengniu Dairy Co. Ltd.	695,000	2,329,698
China Merchants Bank Co. Ltd., Class H	526,500	2,198,526
China Resources Beer Holdings Co. Ltd.	276,000	1,513,763
China Tourism Group Duty Free Corp. Ltd., Class H(m)(x)	56,000	743,001
ESR Group Ltd.(m)	59,000	82,876
JD.com, Inc., Class A	51,154	751,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
JD.com, Inc. (ADR)	193,539	$5,637,791
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	228,204	1,404,082
Kweichow Moutai Co. Ltd., Class A	9,947	2,449,350
Li Ning Co. Ltd.	253,500	1,066,643
Meituan, Class B(m)*	190,320	2,785,189
NARI Technology Co. Ltd., Class A	444,740	1,351,138
NXP Semiconductors NV	2,935	586,765
Postal Savings Bank of China Co. Ltd., Class H(m)	3,952,000	1,998,470
Prosus NV*	39,893	1,177,578
Proya Cosmetics Co. Ltd., Class A	93,632	1,302,430
Shenzhou International Group Holdings Ltd.	305,200	2,923,017
SITC International Holdings Co. Ltd.	40,000	67,221
Sungrow Power Supply Co. Ltd., Class A	112,098	1,373,744
Tencent Holdings Ltd.	203,300	7,949,286
Wilmar International Ltd.	52,600	143,525
Xinyi Glass Holdings Ltd.	43,000	55,679
Yum China Holdings, Inc.	3,983	221,933

		53,107,220

Denmark (1.4%)
AP Moller - Maersk A/S, Class A	78	138,542
AP Moller - Maersk A/S, Class B	130	234,682
Carlsberg A/S, Class B	2,615	330,431
Chr Hansen Holding A/S	2,705	165,802
Coloplast A/S, Class B	3,652	387,023
Danske Bank A/S	18,032	420,098
Demant A/S*	2,220	92,080
DSV A/S	4,806	898,598
Genmab A/S*	1,749	621,805
Novo Nordisk A/S, Class B	195,380	17,833,450
Novozymes A/S, Class B	5,603	226,123
Orsted A/S(m)	4,965	271,038
Pandora A/S	2,207	228,883
ROCKWOOL A/S, Class B	261	63,359
Tryg A/S	8,896	163,116
Vestas Wind Systems A/S*	26,081	560,332

		22,635,362

Finland (0.3%)
Elisa OYJ	3,659	169,788
Fortum OYJ	12,407	144,225
Kesko OYJ, Class B	7,626	136,822
Kone OYJ, Class B	8,920	376,472
Metso OYJ	17,055	179,485
Neste OYJ	11,079	376,348
Nokia OYJ	138,088	520,905
Nordea Bank Abp (Helsinki Stock Exchange)	1,902	20,937
Nordea Bank Abp (Stockholm Stock Exchange)	81,810	899,453
Orion OYJ, Class B	2,897	113,999
Sampo OYJ, Class A	11,898	515,494
Stora Enso OYJ, Class R	15,656	196,807
UPM-Kymmene OYJ	13,974	479,712
Wartsila OYJ Abp	11,257	128,000

		4,258,447

France (4.4%)
Accor SA	4,661	157,395
Adevinta ASA*	8,280	81,974
Aeroports de Paris SA	756	89,440
Air Liquide SA	13,668	2,309,767
Airbus SE	96,242	12,920,451
Alstom SA	7,474	178,583
Amundi SA(m)	1,552	87,539
Arkema SA	1,458	144,220
AXA SA	48,390	1,441,698
BioMerieux	1,089	105,716
BNP Paribas SA	27,381	1,749,362
Bollore SE	19,254	103,614
Bouygues SA	4,968	174,065
Bureau Veritas SA	7,594	188,756
Capgemini SE	4,350	762,520
Carrefour SA	15,630	269,107
Cie de Saint-Gobain SA	12,072	725,966
Cie Generale des Etablissements Michelin SCA	17,894	549,959
Covivio SA (REIT)	1,249	55,593
Credit Agricole SA	31,278	386,639
Danone SA	16,804	928,453
Dassault Aviation SA	538	101,474
Dassault Systemes SE	44,090	1,645,247
Edenred SE	6,513	408,194
Eiffage SA	1,979	188,390
Engie SA	47,444	728,827
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	606,361
EssilorLuxottica SA (Euronext Paris)	14,710	2,568,593
Eurazeo SE	989	59,025
Gecina SA (REIT)	1,242	127,043
Getlink SE	9,628	153,808
Hermes International SCA	825	1,508,786
Ipsen SA	998	131,048
Kering SA	11,171	5,100,972
Klepierre SA (REIT)	5,507	135,251
La Francaise des Jeux SAEM(m)	2,972	96,778
Legrand SA	7,038	649,593
L’Oreal SA	6,294	2,616,483
LVMH Moet Hennessy Louis Vuitton SE	21,729	16,457,847
Orange SA	47,569	546,175
Pernod Ricard SA	7,204	1,202,253
Publicis Groupe SA	5,995	454,830
Remy Cointreau SA	558	68,227
Renault SA	4,948	203,366
Safran SA	9,016	1,416,861
Sartorius Stedim Biotech	723	172,753
SEB SA	744	69,732
Societe Generale SA	19,162	466,869
Sodexo SA	2,298	236,931
Teleperformance SE	1,561	197,054
Thales SA	2,775	390,498
TotalEnergies SE	58,678	3,865,545
Unibail-Rodamco-Westfield (REIT)*	3,229	159,598
Valeo SE	5,161	89,104
Veolia Environnement SA	17,594	510,232
Vinci SA	13,841	1,536,799
Vivendi SE	17,005	149,150
Wendel SE	640	50,782
Worldline SA(m)*	6,553	184,635

		68,665,931

Germany (2.4%)
adidas AG	4,215	742,510
Allianz SE (Registered)	13,861	3,307,530
BASF SE	23,175	1,052,351
Bayer AG (Registered)	25,551	1,227,777
Bayerische Motoren Werke AG	7,855	800,407
Bayerische Motoren Werke AG (Preference)(q)	1,503	140,313
Bechtle AG	2,040	95,416
Beiersdorf AG	2,597	335,385
Brenntag SE	3,958	307,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Carl Zeiss Meditec AG	1,094	$95,792
Commerzbank AG	27,481	313,496
Continental AG	2,939	207,441
Covestro AG(m)*	5,056	272,939
Daimler Truck Holding AG	12,979	450,358
Deutsche Bank AG (Registered)	50,336	556,125
Deutsche Boerse AG	4,976	861,205
Deutsche Lufthansa AG (Registered)*	16,490	130,860
Deutsche Post AG	25,869	1,053,932
Deutsche Telekom AG (Registered)	84,552	1,776,052
Dr Ing hc F Porsche AG (Preference)(m)(q)	3,026	284,732
E.ON SE	58,166	688,755
Evonik Industries AG	5,519	101,091
Fresenius Medical Care AG & Co. KGaA	5,602	241,884
Fresenius SE & Co. KGaA	11,049	344,139
GEA Group AG	4,190	154,869
Hannover Rueck SE	1,633	358,937
Heidelberg Materials AG	3,725	289,541
HelloFresh SE*	3,811	113,945
Henkel AG & Co. KGaA	2,618	165,298
Henkel AG & Co. KGaA (Preference)(q)	4,558	325,086
Infineon Technologies AG	33,880	1,123,124
Knorr-Bremse AG	1,921	122,224
LEG Immobilien SE*	2,081	143,757
Mercedes-Benz Group AG	20,940	1,458,727
Merck KGaA	3,409	569,999
MTU Aero Engines AG	1,375	249,676
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	3,561	1,389,612
Nemetschek SE	1,515	92,708
Porsche Automobil Holding SE (Preference)(q)	4,158	205,076
Puma SE	2,652	164,865
Rational AG	126	79,928
Rheinmetall AG	1,161	299,379
RWE AG	16,552	615,111
SAP SE	69,853	9,070,513
Sartorius AG (Preference)(q)	635	216,042
Scout24 SE(m)	1,825	126,690
Siemens AG (Registered)	19,834	2,844,722
Siemens Energy AG*	13,803	180,664
Siemens Healthineers AG(m)	7,358	373,404
Symrise AG, Class A	3,433	327,820
Talanx AG	1,742	110,504
Telefonica Deutschland Holding AG	23,383	41,903
Volkswagen AG	749	98,747
Volkswagen AG (Preference)(q)	5,360	617,348
Vonovia SE	18,616	448,941
Wacker Chemie AG	502	71,995
Zalando SE(m)*	5,735	128,118

		37,967,247

Hong Kong (0.5%)
AIA Group Ltd.	301,400	2,457,478
CK Asset Holdings Ltd.	50,264	264,769
CK Infrastructure Holdings Ltd.	17,500	82,796
CLP Holdings Ltd.	42,000	310,805
Futu Holdings Ltd. (ADR)*	1,558	90,068
Hang Lung Properties Ltd.	49,000	67,077
Hang Seng Bank Ltd.	20,800	258,840
Henderson Land Development Co. Ltd.	39,474	104,092
HKT Trust & HKT Ltd.	101,260	105,774
Hong Kong & China Gas Co. Ltd.	279,856	195,125
Hong Kong Exchanges & Clearing Ltd.	31,428	1,174,293
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	105,350
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,900	6,783
Jardine Matheson Holdings Ltd.	4,200	195,930
Link REIT (REIT)	65,500	321,187
MTR Corp. Ltd.	38,500	152,408
New World Development Co. Ltd.	38,095	74,138
Power Assets Holdings Ltd.	34,500	166,972
Prudential plc	70,691	766,591
Sino Land Co. Ltd.	93,001	104,866
Sun Hung Kai Properties Ltd.	37,500	401,292
Swire Pacific Ltd., Class A	10,000	67,489
Swire Properties Ltd.	27,800	58,007
Techtronic Industries Co. Ltd.	37,500	363,941
WH Group Ltd.(m)	229,466	120,433
Wharf Real Estate Investment Co. Ltd.	43,100	166,490

		8,182,994

India (4.5%)
Axis Bank Ltd.	138,002	1,722,839
Bajaj Auto Ltd.	54,912	3,348,431
Bajaj Finance Ltd.	27,667	2,602,321
Delhivery Ltd.*	272,267	1,353,118
DLF Ltd.	1,717,987	10,983,449
HDFC Asset Management Co. Ltd.(m)	47,229	1,505,714
HDFC Bank Ltd.	278,630	5,121,226
Hindalco Industries Ltd.	504,215	2,991,303
ICICI Bank Ltd.	481,822	5,523,115
ICICI Bank Ltd. (ADR)	150,890	3,488,577
ICICI Prudential Life Insurance Co. Ltd.(m)	264,374	1,802,581
Infosys Ltd.	149,920	2,591,515
Infosys Ltd. (ADR)	82,478	1,411,199
Larsen & Toubro Ltd.	69,998	2,548,642
Macrotech Developers Ltd.(m)	230,435	2,219,818
Mahindra & Mahindra Ltd.	171,789	3,215,306
MakeMyTrip Ltd.*	27,529	1,115,475
Max Healthcare Institute Ltd.	516,841	3,531,445
Pidilite Industries Ltd.	49,260	1,447,109
Reliance Industries Ltd.	184,552	5,211,560
Star Health & Allied Insurance Co. Ltd.*	210,782	1,525,380
State Bank of India	495,928	3,574,581
United Breweries Ltd.	68,217	1,279,049

		70,113,753

Indonesia (0.6%)
Bank Central Asia Tbk. PT	4,072,900	2,325,677
Bank Mandiri Persero Tbk. PT	9,454,300	3,685,678
Bank Rakyat Indonesia Persero Tbk. PT	7,189,800	2,430,716
Cisarua Mountain Dairy PT Tbk.	4,249,100	1,091,487

		9,533,558

Ireland (0.1%)
AerCap Holdings NV*	4,323	270,922
AIB Group plc	37,588	169,292
Bank of Ireland Group plc	26,940	264,601
Kerry Group plc, Class A(x)	4,328	362,310
Kingspan Group plc	4,118	308,942
Smurfit Kappa Group plc(x)	6,610	220,555

		1,596,622

Israel (0.3%)
Azrieli Group Ltd.	972	49,794
Bank Hapoalim BM	34,204	303,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Leumi Le-Israel BM	39,041	$322,518
Check Point Software Technologies Ltd.*	2,544	339,064
Elbit Systems Ltd.	703	139,723
Global-e Online Ltd.*	2,358	93,707
ICL Group Ltd.	21,497	118,748
Israel Discount Bank Ltd., Class A	32,262	174,154
Mizrahi Tefahot Bank Ltd.	4,152	150,327
Nice Ltd.*	1,711	289,376
Nice Ltd. (ADR)*	12,950	2,201,500
Teva Pharmaceutical Industries Ltd. (ADR)*	29,299	298,850
Wix.com Ltd.*	1,398	128,336

		4,609,999

Italy (0.7%)
Amplifon SpA	3,278	97,454
Assicurazioni Generali SpA	25,873	529,715
Brunello Cucinelli SpA	22,959	1,748,899
Coca-Cola HBC AG	5,312	145,762
Davide Campari-Milano NV	14,233	168,009
DiaSorin SpA	539	49,247
Enel SpA	214,531	1,320,051
Eni SpA	60,964	983,313
Ferrari NV	4,458	1,318,288
FinecoBank Banca Fineco SpA	16,009	194,897
Infrastrutture Wireless Italiane SpA(m)	8,799	104,795
Intesa Sanpaolo SpA	405,563	1,046,227
Mediobanca Banca di Credito Finanziario SpA	14,867	196,948
Moncler SpA	5,285	307,763
Nexi SpA(m)*	15,168	92,818
Poste Italiane SpA(m)	14,201	149,660
Prysmian SpA	6,755	272,457
Recordati Industria Chimica e Farmaceutica SpA	2,833	133,915
Snam SpA	50,504	237,556
Telecom Italia SpA*	277,848	86,981
Terna - Rete Elettrica Nazionale	36,117	272,180
UniCredit SpA	47,800	1,148,696

		10,605,631

Japan (6.4%)
Advantest Corp.	20,400	570,747
Aeon Co. Ltd.	16,900	335,026
AGC, Inc.	5,300	185,982
Aisin Corp.	3,800	143,670
Ajinomoto Co., Inc.(x)	11,700	451,277
ANA Holdings, Inc.(x)*	4,400	92,246
Asahi Group Holdings Ltd.	12,900	482,541
Asahi Intecc Co. Ltd.	5,300	95,332
Asahi Kasei Corp.	32,600	205,037
Astellas Pharma, Inc.	47,200	655,064
Azbil Corp.	3,000	91,903
Bandai Namco Holdings, Inc.	15,400	313,482
BayCurrent Consulting, Inc.	3,200	107,024
Bridgestone Corp.	15,000	585,084
Brother Industries Ltd.	5,500	88,643
Canon, Inc.(x)	26,400	636,858
Capcom Co. Ltd.	4,700	169,362
Central Japan Railway Co.	18,500	449,997
Chiba Bank Ltd. (The)	13,100	95,331
Chubu Electric Power Co., Inc.	16,200	206,728
Chugai Pharmaceutical Co. Ltd.	17,600	544,582
Concordia Financial Group Ltd.	28,700	130,882
CyberAgent, Inc.(x)	12,600	67,983
Dai Nippon Printing Co. Ltd.	5,800	150,977
Daifuku Co. Ltd.	7,300	138,218
Dai-ichi Life Holdings, Inc.	24,200	501,522
Daiichi Sankyo Co. Ltd.	48,100	1,321,591
Daikin Industries Ltd.	6,900	1,083,897
Daito Trust Construction Co. Ltd.	1,600	168,630
Daiwa House Industry Co. Ltd.(x)	15,500	416,438
Daiwa House REIT Investment Corp. (REIT)	58	102,385
Daiwa Securities Group, Inc.	35,200	203,300
Denso Corp.	44,800	719,786
Dentsu Group, Inc.	5,286	155,637
Disco Corp.	2,400	442,934
East Japan Railway Co.	7,837	448,645
Eisai Co. Ltd.	6,400	355,632
ENEOS Holdings, Inc.	76,933	303,686
FANUC Corp.	25,000	651,265
Fast Retailing Co. Ltd.	4,600	1,003,172
Fuji Electric Co. Ltd.	3,400	153,482
FUJIFILM Holdings Corp.	9,900	573,569
Fujitsu Ltd.	4,600	541,756
GLP J-REIT (REIT)	106	94,835
GMO Payment Gateway, Inc.	1,200	65,661
Hakuhodo DY Holdings, Inc.(x)	6,400	52,655
Hamamatsu Photonics KK	3,800	160,173
Hankyu Hanshin Holdings, Inc.	6,300	215,045
Hikari Tsushin, Inc.	600	91,441
Hirose Electric Co. Ltd.	749	86,809
Hitachi Construction Machinery Co. Ltd.(x)	3,200	97,345
Hitachi Ltd.	24,340	1,510,663
Honda Motor Co. Ltd.	119,700	1,347,266
Hoshizaki Corp.	2,800	97,337
Hoya Corp.	19,400	1,989,461
Hulic Co. Ltd.	9,000	80,761
Ibiden Co. Ltd.	2,900	154,548
Idemitsu Kosan Co. Ltd.(x)	4,839	111,325
Iida Group Holdings Co. Ltd.	4,600	76,538
Inpex Corp.	26,000	392,505
Isuzu Motors Ltd.	15,400	193,788
ITOCHU Corp.(x)	30,800	1,114,192
Japan Airlines Co. Ltd.	3,588	69,820
Japan Exchange Group, Inc.	13,200	245,027
Japan Metropolitan Fund Invest (REIT)	188	122,029
Japan Post Bank Co. Ltd.	38,600	336,045
Japan Post Holdings Co. Ltd.	59,100	473,583
Japan Post Insurance Co. Ltd.	5,300	89,391
Japan Real Estate Investment Corp. (REIT)(x)	33	128,741
Japan Tobacco, Inc.	30,900	711,295
JFE Holdings, Inc.	13,300	194,997
JSR Corp.	4,500	120,962
Kajima Corp.	10,600	172,612
Kansai Electric Power Co., Inc. (The)	17,900	248,844
Kao Corp.	12,200	453,173
Kawasaki Kisen Kaisha Ltd.(x)	3,800	129,786
KDDI Corp.	38,800	1,188,354
Keio Corp.	2,600	89,462
Keisei Electric Railway Co. Ltd.	3,299	114,352
Keyence Corp.	21,872	8,122,966
Kikkoman Corp.	3,600	188,961
Kintetsu Group Holdings Co. Ltd.	4,600	130,452
Kirin Holdings Co. Ltd.	20,900	292,717
Kobayashi Pharmaceutical Co. Ltd.	1,500	67,000
Kobe Bussan Co. Ltd.	3,900	91,498
Koei Tecmo Holdings Co. Ltd.	3,480	49,496
Koito Manufacturing Co. Ltd.	5,500	83,048
Komatsu Ltd.	24,400	660,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Konami Group Corp.(x)	2,500	$131,943
Kose Corp.	700	50,846
Kubota Corp.	25,900	381,983
Kurita Water Industries Ltd.	2,500	87,226
Kyocera Corp.	8,400	426,464
Kyowa Kirin Co. Ltd.	7,300	127,203
Lasertec Corp.	1,900	295,858
Lixil Corp.	8,300	96,724
M3, Inc.	12,100	219,912
Makita Corp.	6,100	150,704
Marubeni Corp.	37,700	588,306
MatsukiyoCocokara & Co.	8,700	156,052
Mazda Motor Corp.	15,160	172,102
McDonald’s Holdings Co. Japan Ltd.(x)	2,110	80,622
Meiji Holdings Co. Ltd.	5,488	136,466
Minebea Mitsumi, Inc.(x)	9,900	161,743
MISUMI Group, Inc.	7,800	121,953
Mitsubishi Chemical Group Corp.	32,200	203,125
Mitsubishi Corp.(x)	30,000	1,430,942
Mitsubishi Electric Corp.	51,000	631,016
Mitsubishi Estate Co. Ltd.	29,100	380,691
Mitsubishi HC Capital, Inc.	21,000	139,963
Mitsubishi Heavy Industries Ltd.	8,300	463,543
Mitsubishi UFJ Financial Group, Inc.	298,000	2,529,530
Mitsui & Co. Ltd.	34,600	1,255,593
Mitsui Chemicals, Inc.	4,800	124,529
Mitsui Fudosan Co. Ltd.	23,500	517,994
Mitsui OSK Lines Ltd.(x)	8,800	242,024
Mizuho Financial Group, Inc.(x)	63,153	1,073,821
MonotaRO Co. Ltd.	6,300	67,473
MS&AD Insurance Group Holdings, Inc.(x)	11,107	408,411
Murata Manufacturing Co. Ltd.	186,627	3,414,335
NEC Corp.	6,400	353,790
Nexon Co. Ltd.	8,900	159,222
NGK Insulators Ltd.	6,500	86,209
Nidec Corp.	11,100	514,816
Nintendo Co. Ltd.	27,400	1,142,278
Nippon Building Fund, Inc. (REIT)	40	162,206
Nippon Express Holdings, Inc.	1,900	99,208
Nippon Paint Holdings Co. Ltd.	22,400	150,792
Nippon Prologis REIT, Inc. (REIT)	53	99,020
Nippon Sanso Holdings Corp.	4,700	111,493
Nippon Steel Corp.(x)	21,091	494,673
Nippon Telegraph & Telephone Corp.	780,300	922,116
Nippon Yusen KK(x)	13,100	340,649
Nissan Chemical Corp.(x)	3,300	140,422
Nissan Motor Co. Ltd.	61,100	269,970
Nissin Foods Holdings Co. Ltd.	1,700	141,344
Nitori Holdings Co. Ltd.	2,000	223,635
Nitto Denko Corp.	3,600	236,274
Nomura Holdings, Inc.(x)	77,700	311,497
Nomura Real Estate Holdings, Inc.	2,600	65,296
Nomura Real Estate Master Fund, Inc. (REIT)	113	126,581
Nomura Research Institute Ltd.	10,254	267,123
NTT Data Group Corp.	16,600	222,663
Obayashi Corp.	17,200	151,524
Obic Co. Ltd.	1,800	273,240
Odakyu Electric Railway Co. Ltd.	7,900	118,125
Oji Holdings Corp.	19,900	83,760
Olympus Corp.	32,100	417,038
Omron Corp.	15,200	678,121
Ono Pharmaceutical Co. Ltd.	9,400	180,401
Open House Group Co. Ltd.(x)	1,900	64,511
Oracle Corp.	1,100	81,705
Oriental Land Co. Ltd.	28,200	926,350
ORIX Corp.	30,400	568,169
Osaka Gas Co. Ltd.	10,200	168,043
Otsuka Corp.	2,900	122,877
Otsuka Holdings Co. Ltd.	10,100	359,083
Pan Pacific International Holdings Corp.	10,100	212,084
Panasonic Holdings Corp.	58,300	656,187
Persol Holdings Co. Ltd.(x)	44,000	71,665
Rakuten Group, Inc.	36,800	150,978
Recruit Holdings Co. Ltd.	38,000	1,171,989
Renesas Electronics Corp.*	33,800	516,929
Resona Holdings, Inc.	57,105	316,515
Ricoh Co. Ltd.	14,900	128,670
Rohm Co. Ltd.(x)	9,600	180,964
SBI Holdings, Inc.(x)	6,460	136,082
SCSK Corp.	3,600	62,851
Secom Co. Ltd.	5,600	379,979
Seiko Epson Corp.(x)	7,300	114,771
Sekisui Chemical Co. Ltd.	10,200	146,953
Sekisui House Ltd.	15,600	310,768
Seven & i Holdings Co. Ltd.	19,900	779,674
SG Holdings Co. Ltd.	8,600	110,205
Sharp Corp.(x)*	6,699	41,779
Shimadzu Corp.	5,900	156,817
Shimano, Inc.	1,900	256,380
Shimizu Corp.(x)	13,800	95,992
Shin-Etsu Chemical Co. Ltd.	47,400	1,377,531
Shionogi & Co. Ltd.	6,600	295,286
Shiseido Co. Ltd.	10,500	368,877
Shizuoka Financial Group, Inc.(x)	10,900	88,913
SMC Corp.	1,400	627,489
SoftBank Corp.	75,800	857,467
SoftBank Group Corp.	27,100	1,148,812
Sompo Holdings, Inc.	7,581	326,342
Sony Group Corp.	32,900	2,694,700
Square Enix Holdings Co. Ltd.	2,200	75,448
Subaru Corp.	16,600	322,802
SUMCO Corp.	9,100	118,682
Sumitomo Chemical Co. Ltd.	40,400	110,029
Sumitomo Corp.	27,300	545,123
Sumitomo Electric Industries Ltd.	19,500	235,073
Sumitomo Metal Mining Co. Ltd.	6,400	188,394
Sumitomo Mitsui Financial Group, Inc.(x)	33,107	1,627,657
Sumitomo Mitsui Trust Holdings, Inc.	8,502	320,361
Sumitomo Realty & Development Co. Ltd.	7,700	200,229
Suntory Beverage & Food Ltd.	3,700	112,654
Suzuki Motor Corp.	9,500	382,441
Sysmex Corp.	4,300	205,246
T&D Holdings, Inc.	13,300	219,649
Taisei Corp.(x)	4,500	158,421
Takeda Pharmaceutical Co. Ltd.	41,690	1,294,722
TDK Corp.	86,000	3,189,320
Terumo Corp.	17,700	469,386
TIS, Inc.(x)	5,900	130,010
Tobu Railway Co. Ltd.	5,100	131,118
Toho Co. Ltd.	2,800	95,594
Tokio Marine Holdings, Inc.	47,500	1,101,362
Tokyo Electric Power Co. Holdings, Inc.*	41,000	183,490
Tokyo Electron Ltd.	12,300	1,682,361
Tokyo Gas Co. Ltd.	10,700	242,798
Tokyu Corp.	14,000	161,510
TOPPAN Holdings, Inc.	6,100	145,928
Toray Industries, Inc.	35,600	185,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Tosoh Corp.(x)	6,300	$80,858
TOTO Ltd.	3,800	98,229
Toyota Industries Corp.	3,800	299,418
Toyota Motor Corp.	276,770	4,958,858
Toyota Tsusho Corp.	5,500	323,692
Trend Micro, Inc.	3,300	125,163
Unicharm Corp.	10,500	371,758
USS Co. Ltd.	5,400	89,344
Welcia Holdings Co. Ltd.	2,900	50,135
West Japan Railway Co.	6,000	248,327
Yakult Honsha Co. Ltd.(x)	6,400	155,589
Yamaha Corp.	3,600	98,431
Yamaha Motor Co. Ltd.	7,800	205,178
Yamato Holdings Co. Ltd.	6,500	105,912
Yaskawa Electric Corp.	6,300	227,439
Yokogawa Electric Corp.	6,500	125,637
Z Holdings Corp.	67,200	186,842
Zensho Holdings Co. Ltd.(x)	2,400	104,358
ZOZO, Inc.	2,900	53,220

		101,278,891

Jordan (0.0%)†
Hikma Pharmaceuticals plc	4,300	109,545

Luxembourg (0.0%)†
ArcelorMittal SA	12,530	314,955
Eurofins Scientific SE	3,494	197,631

		512,586

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	55,000	331,154
Sands China Ltd.*	63,587	194,879

		526,033

Mexico (0.9%)
Gruma SAB de CV, Class B	216,941	3,705,580
Grupo Aeroportuario del Sureste SAB de CV, Class B	85,258	2,089,194
Grupo Financiero Banorte SAB de CV, Class O	120,822	1,012,679
Qualitas Controladora SAB de CV	295,190	2,222,627
Wal-Mart de Mexico SAB de CV	1,201,870	4,536,452

		13,566,532

Netherlands (1.5%)
ABN AMRO Bank NV (CVA)(m)	10,381	147,508
Adyen NV(m)*	568	423,786
Aegon NV	45,448	220,165
Akzo Nobel NV	4,590	332,318
Argenx SE*	1,469	715,358
ASM International NV	1,225	514,815
ASML Holding NV	15,347	9,071,742
ASR Nederland NV	4,172	156,673
BE Semiconductor Industries NV	2,012	197,828
Euronext NV(m)	2,346	163,700
EXOR NV(x)	2,843	252,304
Heineken Holding NV	3,005	226,840
Heineken NV	7,516	663,197
IMCD NV	1,463	185,611
ING Groep NV	95,471	1,266,756
JDE Peet’s NV	2,348	65,586
Koninklijke Ahold Delhaize NV	25,347	764,282
Koninklijke KPN NV	85,311	281,318
Koninklijke Philips NV*	24,457	490,407
NN Group NV	6,753	217,330
OCI NV	2,474	69,027
Randstad NV	2,902	160,709
Shell plc	174,966	5,563,185
Universal Music Group NV	46,777	1,223,022
Wolters Kluwer NV	6,792	823,283

		24,196,750

New Zealand (0.1%)
Auckland International Airport Ltd.	34,778	164,877
Fisher & Paykel Healthcare Corp. Ltd.	15,268	197,476
Mercury NZ Ltd.	18,569	67,889
Meridian Energy Ltd.	33,496	103,190
Spark New Zealand Ltd.	51,152	147,465
Xero Ltd.*	3,702	267,606

		948,503

Norway (0.2%)
Aker BP ASA	8,173	226,165
DNB Bank ASA	24,225	488,275
Equinor ASA	23,512	771,853
Gjensidige Forsikring ASA	5,811	85,563
Kongsberg Gruppen ASA	2,256	93,052
Mowi ASA	11,333	200,826
Norsk Hydro ASA	35,261	221,522
Orkla ASA	20,516	153,400
Salmar ASA	1,800	91,442
Telenor ASA	18,336	208,273

		2,540,371

Poland (0.3%)
LPP SA	1,361	4,049,993

Portugal (0.3%)
EDP—Energias de Portugal SA	77,387	322,033
Galp Energia SGPS SA	332,103	4,929,667
Jeronimo Martins SGPS SA	7,131	160,285

		5,411,985

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	91,715	184,503
CapitaLand Integrated Commercial Trust (REIT)	138,969	188,071
CapitaLand Investment Ltd.	65,000	147,403
City Developments Ltd.	11,200	54,157
DBS Group Holdings Ltd.	47,800	1,176,293
Genting Singapore Ltd.	160,157	99,000
Grab Holdings Ltd., Class A*	51,378	181,878
Jardine Cycle & Carriage Ltd.	2,100	49,051
Keppel Corp. Ltd.	37,200	185,048
Mapletree Logistics Trust (REIT)	96,799	118,963
Mapletree Pan Asia Commercial Trust (REIT)	67,100	70,192
Oversea-Chinese Banking Corp. Ltd.	89,378	837,551
Sea Ltd. (ADR)*	9,550	419,722
Seatrium Ltd.*	1,102,611	108,083
Sembcorp Industries Ltd.	23,300	86,757
Singapore Airlines Ltd.	36,750	173,669
Singapore Exchange Ltd.	22,200	158,339
Singapore Technologies Engineering Ltd.	43,300	123,850
Singapore Telecommunications Ltd.	214,900	380,437
STMicroelectronics NV	17,887	775,069
United Overseas Bank Ltd.	33,367	695,654
UOL Group Ltd.	10,443	49,045

		6,262,735

South Africa (0.9%)
Anglo American plc (Johannesburg Stock Exchange)	166,278	4,612,971
Anglo American plc (London stock Exchange)	33,478	925,378
AVI Ltd.	715,935	2,822,335
Bidvest Group Ltd. (The)(x)	168,430	2,426,584
Capitec Bank Holdings Ltd.	29,124	2,640,068

		13,427,336

South Korea (1.5%)
DB Insurance Co. Ltd.	8,322	551,346
Delivery Hero SE(m)*	4,453	127,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hyundai Marine & Fire Insurance Co. Ltd.	23,040	$554,060
KB Financial Group, Inc.	39,096	1,602,200
Kia Corp.	22,935	1,383,510
Korea Zinc Co. Ltd.	4,021	1,507,801
LG Chem Ltd.	1,223	449,992
Samsung Electronics Co. Ltd.	235,719	11,948,406
Samsung SDI Co. Ltd.	3,331	1,263,874
SK Hynix, Inc.	44,457	3,778,878

		23,167,982

Spain (0.8%)
Acciona SA	635	81,032
ACS Actividades de Construccion y Servicios SA	5,492	197,825
Aena SME SA(m)	1,906	287,356
Amadeus IT Group SA	63,099	3,821,230
Banco Bilbao Vizcaya Argentaria SA	155,683	1,269,034
Banco Santander SA	422,364	1,615,821
CaixaBank SA	106,343	425,664
Cellnex Telecom SA(m)	14,908	519,656
Corp. ACCIONA Energias Renovables SA	1,975	50,949
EDP Renovaveis SA	7,023	115,200
Enagas SA(x)	6,551	108,600
Endesa SA	7,941	161,826
Grifols SA*	7,525	97,817
Iberdrola SA	157,696	1,766,442
Industria de Diseno Textil SA	28,772	1,073,493
Naturgy Energy Group SA	3,395	92,462
Redeia Corp. SA	10,446	164,501
Repsol SA	33,337	548,773
Telefonica SA	137,099	560,658

		12,958,339

Sweden (1.4%)
Alfa Laval AB	7,234	248,824
Assa Abloy AB, Class B	210,793	4,595,731
Atlas Copco AB, Class A	536,892	7,236,006
Atlas Copco AB, Class B	41,041	481,574
Beijer Ref AB, Class B(x)	9,263	97,924
Boliden AB	7,566	217,758
Epiroc AB, Class A	16,967	323,017
Epiroc AB, Class B	9,677	155,178
EQT AB	8,886	176,410
Essity AB, Class B	15,763	340,348
Evolution AB(m)	4,834	489,526
Fastighets AB Balder, Class B*	16,094	72,622
Getinge AB, Class B	6,089	107,395
H & M Hennes & Mauritz AB, Class B	16,349	232,630
Hexagon AB, Class B	55,401	473,509
Holmen AB, Class B	2,314	90,183
Husqvarna AB, Class B(x)	10,307	78,999
Industrivarden AB, Class A	3,255	86,041
Industrivarden AB, Class C	4,078	107,721
Indutrade AB	7,396	137,217
Investment AB Latour, Class B	3,593	63,388
Investor AB, Class B	45,533	874,356
L E Lundbergforetagen AB, Class B	2,221	92,901
Lifco AB, Class B	6,146	107,978
Nibe Industrier AB, Class B	39,229	257,803
Saab AB, Class B	2,202	112,221
Sagax AB, Class B	4,798	91,564
Sandvik AB	28,124	518,949
Securitas AB, Class B	12,981	102,964
Skandinaviska Enskilda Banken AB, Class A	42,366	506,621
Skanska AB, Class B	9,446	155,624
SKF AB, Class B	9,177	152,998
Svenska Cellulosa AB SCA, Class B	15,933	218,676
Svenska Handelsbanken AB, Class A	38,456	343,394
Swedbank AB, Class A	21,731	400,387
Swedish Orphan Biovitrum AB*	4,684	95,776
Tele2 AB, Class B	12,911	98,887
Telefonaktiebolaget LM Ericsson, Class B(x)	78,905	385,153
Telia Co. AB	58,810	121,490
Volvo AB, Class A	5,239	109,042
Volvo AB, Class B	39,323	811,975
Volvo Car AB, Class B*	13,697	55,713

		21,426,473

Switzerland (1.6%)
ABB Ltd. (Registered)	41,459	1,485,612
Adecco Group AG (Registered)	4,160	171,608
Alcon, Inc.	13,175	1,021,068
Bachem Holding AG	945	70,203
Baloise Holding AG (Registered)	1,151	167,114
Banque Cantonale Vaudoise (Registered)	724	75,971
Barry Callebaut AG (Registered)	100	159,283
BKW AG	516	91,041
Chocoladefabriken Lindt & Spruengli AG	26	289,441
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	329,054
Cie Financiere Richemont SA (Registered)	13,769	1,684,741
Clariant AG (Registered)	6,089	96,455
DSM-Firmenich AG	4,603	389,954
Dufry AG (Registered)*	2,711	103,393
EMS-Chemie Holding AG (Registered)	192	130,678
Geberit AG (Registered)	872	437,262
Givaudan SA (Registered)	239	781,740
Helvetia Holding AG (Registered)	1,021	143,220
Julius Baer Group Ltd.	5,376	345,694
Kuehne + Nagel International AG (Registered)	1,414	403,184
Logitech International SA (Registered)	4,300	297,268
Lonza Group AG (Registered)	5,825	2,708,385
Novartis AG (Registered)	53,493	5,485,757
Partners Group Holding AG	599	676,971
Schindler Holding AG	1,064	212,719
Schindler Holding AG (Registered)	626	120,912
SGS SA (Registered)	4,037	339,684
SIG Group AG	8,369	206,996
Sika AG (Registered)	3,852	980,938
Sonova Holding AG (Registered)	1,350	321,074
Straumann Holding AG (Registered)	2,918	373,616
Swatch Group AG (The)	763	196,220
Swatch Group AG (The) (Registered)	1,422	69,675
Swiss Life Holding AG (Registered)	770	480,835
Swiss Prime Site AG (Registered)	2,120	194,433
Swisscom AG (Registered)	677	402,495
Temenos AG (Registered)	1,565	110,141
UBS Group AG (Registered)	85,834	2,127,682
VAT Group AG(m)	688	247,285
Zurich Insurance Group AG	3,926	1,801,838

		25,731,640

Taiwan (1.8%)
Advantech Co. Ltd.	52,000	555,753
Chailease Holding Co. Ltd.	456,260	2,558,296
CTBC Financial Holding Co. Ltd.	1,229,000	932,777
Delta Electronics, Inc.	203,000	2,040,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MediaTek, Inc.	91,000	$2,071,994
Taiwan Semiconductor Manufacturing Co. Ltd.	741,133	12,007,638
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	63,898	5,552,736
United Microelectronics Corp.	1,214,000	1,699,875
Voltronic Power Technology Corp.	20,000	982,017

		28,401,745

Thailand (0.3%)
Central Retail Corp. PCL	513,800	546,783
CP ALL PCL	320,600	532,682
Kasikornbank PCL	430,000	1,487,951
Tisco Financial Group PCL	599,100	1,624,748

		4,192,164

United Kingdom (2.8%)
3i Group plc	25,673	649,339
abrdn plc	52,207	99,209
Admiral Group plc	5,207	151,012
Ashtead Group plc	11,436	697,932
Associated British Foods plc	9,255	233,519
AstraZeneca plc	40,448	5,478,904
Auto Trader Group plc(m)	24,669	185,889
Aviva plc	71,394	339,546
BAE Systems plc	78,917	960,748
Barclays plc	408,777	792,711
Barratt Developments plc	24,163	130,042
Berkeley Group Holdings plc	2,720	136,298
BP plc	452,836	2,936,013
British American Tobacco plc	55,428	1,742,766
BT Group plc	168,524	239,954
Bunzl plc	8,579	306,271
Burberry Group plc	9,812	228,478
Centrica plc	143,387	270,205
CK Hutchison Holdings Ltd.	70,264	375,952
CNH Industrial NV	27,475	335,213
Coca-Cola Europacific Partners plc	5,613	350,700
Compass Group plc	45,242	1,103,995
Croda International plc	3,797	227,698
DCC plc	2,725	153,239
Diageo plc	58,641	2,170,763
Entain plc	15,757	179,332
Halma plc	10,266	242,808
Hargreaves Lansdown plc	9,000	84,904
HSBC Holdings plc	515,883	4,059,187
Imperial Brands plc	22,699	461,677
Informa plc	36,349	332,798
InterContinental Hotels Group plc	4,508	334,083
Intertek Group plc	4,258	213,626
J Sainsbury plc	45,774	141,186
JD Sports Fashion plc	69,051	126,121
Johnson Matthey plc	5,180	102,892
Kingfisher plc	46,258	126,029
Land Securities Group plc (REIT)	19,366	139,361
Legal & General Group plc	156,677	425,335
Lloyds Banking Group plc	1,680,712	909,868
London Stock Exchange Group plc	11,054	1,110,518
M&G plc	61,106	147,098
Melrose Industries plc	35,270	201,911
National Grid plc	95,408	1,140,792
NatWest Group plc	145,602	418,719
Next plc	3,052	271,684
Ocado Group plc*	14,926	109,340
Pearson plc	16,843	178,458
Persimmon plc	7,872	103,490
Phoenix Group Holdings plc	19,936	117,290
Reckitt Benckiser Group plc	18,617	1,316,084
RELX plc (London Stock Exchange)	7,648	258,944
RELX plc (Euronext Amsterdam)	41,772	1,415,439
Rentokil Initial plc	66,447	494,701
Rolls-Royce Holdings plc*	218,655	589,319
Sage Group plc (The)	27,127	327,336
Schroders plc	22,758	113,067
Segro plc (REIT)	30,363	266,508
Severn Trent plc	6,823	196,880
Smith & Nephew plc	23,217	289,786
Smiths Group plc	9,151	180,819
Spirax-Sarco Engineering plc	1,969	228,850
SSE plc	28,697	563,713
St James’s Place plc	13,881	140,943
Standard Chartered plc	61,901	572,483
Taylor Wimpey plc	97,436	139,448
Tesco plc	184,221	593,837
Unilever plc (Cboe Europe)	57,126	2,831,688
Unilever plc (London Stock Exchange)	8,510	421,760
United Utilities Group plc	18,001	208,253
Vodafone Group plc	608,474	570,311
Whitbread plc	5,215	220,408
Wise plc, Class A*	16,910	141,452
WPP plc	27,263	243,822

		44,300,754

United States (36.4%)
3M Co.	6,250	585,125
A.O. Smith Corp.	1,442	95,359
Abbott Laboratories	19,759	1,913,659
AbbVie, Inc.	20,097	2,995,659
Accenture plc, Class A	7,182	2,205,664
Activision Blizzard, Inc.	8,120	760,276
Adobe, Inc.*	24,590	12,538,441
Advanced Micro Devices, Inc.*	18,396	1,891,477
AES Corp. (The)	7,858	119,442
Aflac, Inc.	6,155	472,396
Agilent Technologies, Inc.	9,901	1,107,130
Air Products and Chemicals, Inc.	2,522	714,735
Airbnb, Inc., Class A*	4,854	666,017
Akamai Technologies, Inc.*	1,709	182,077
Alaska Air Group, Inc.*	1,589	58,920
Albemarle Corp.	1,358	230,914
Alexandria Real Estate Equities, Inc. (REIT)	1,808	180,981
Align Technology, Inc.*	822	250,973
Allegion plc	940	97,948
Alliant Energy Corp.	2,900	140,505
Allstate Corp. (The)	3,035	338,129
Alphabet, Inc., Class A*	295,754	38,702,368
Alphabet, Inc., Class C*	57,463	7,576,497
Altria Group, Inc.	20,206	849,662
Amazon.com, Inc.*	125,171	15,911,738
Amcor plc	16,420	150,407
Ameren Corp.	2,932	219,402
American Airlines Group, Inc.*	7,349	94,141
American Electric Power Co., Inc.	5,919	445,227
American Express Co.	6,624	988,235
American International Group, Inc.	8,106	491,224
American Tower Corp. (REIT)	5,308	872,901
American Water Works Co., Inc.	2,186	270,692
Ameriprise Financial, Inc.	1,159	382,099
AMETEK, Inc.	2,617	386,688
Amgen, Inc.	6,090	1,636,748
Amphenol Corp., Class A	6,874	577,347
Analog Devices, Inc.	72,524	12,698,227
ANSYS, Inc.*	1,001	297,848
Aon plc, Class A	2,310	748,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
APA Corp.	3,563	$146,439
Apple, Inc.	167,329	28,648,398
Applied Materials, Inc.	9,561	1,323,720
Aptiv plc*	3,123	307,897
Arch Capital Group Ltd.*	4,274	340,681
Archer-Daniels-Midland Co.	6,104	460,364
Arista Networks, Inc.*	2,854	524,936
Arthur J Gallagher & Co.	2,438	555,693
Assurant, Inc.	637	91,460
AT&T, Inc.	81,398	1,222,598
Atmos Energy Corp.	1,636	173,301
Autodesk, Inc.*	2,414	499,481
Automatic Data Processing, Inc.	4,691	1,128,561
AutoZone, Inc.*	207	525,778
AvalonBay Communities, Inc. (REIT)	1,612	276,845
Avantor, Inc.*	43,394	914,746
Avery Dennison Corp.	940	171,710
Axon Enterprise, Inc.*	821	163,371
Baker Hughes Co., Class A	11,472	405,191
Ball Corp.	3,626	180,502
Bank of America Corp.	78,715	2,155,217
Bank of New York Mellon Corp. (The)	8,867	378,178
Bath & Body Works, Inc.	2,739	92,578
Baxter International, Inc.	5,714	215,646
Becton Dickinson & Co.	3,279	847,720
Berkshire Hathaway, Inc., Class B*	20,764	7,273,629
Best Buy Co., Inc.	2,135	148,318
Biogen, Inc.*	1,671	429,464
Bio-Rad Laboratories, Inc., Class A*	235	84,236
Bio-Techne Corp.	1,798	122,390
BlackRock, Inc.‡	1,598	1,033,091
Blackstone, Inc.	8,081	865,798
Boeing Co. (The)*	6,456	1,237,486
Booking Holdings, Inc.*	406	1,252,084
BorgWarner, Inc.	2,715	109,605
Boston Properties, Inc. (REIT)	1,583	94,157
Boston Scientific Corp.*	33,094	1,747,363
Bristol-Myers Squibb Co.	23,786	1,380,539
Broadcom, Inc.	4,699	3,902,895
Broadridge Financial Solutions, Inc.	1,367	244,761
Brown & Brown, Inc.	2,737	191,152
Brown-Forman Corp., Class B	2,061	118,899
Bunge Ltd.	1,728	187,056
Cadence Design Systems, Inc.*	3,095	725,159
Caesars Entertainment, Inc.*	2,402	111,333
Camden Property Trust (REIT)	1,186	112,172
Campbell Soup Co.	2,243	92,142
Capital One Financial Corp.	4,402	427,214
Cardinal Health, Inc.	2,906	252,299
CarMax, Inc.*	1,815	128,375
Carnival Corp.*	11,250	154,350
Carrier Global Corp.	9,639	532,073
Catalent, Inc.*	1,936	88,146
Caterpillar, Inc.	5,808	1,585,584
Cboe Global Markets, Inc.	1,233	192,607
CBRE Group, Inc., Class A*	3,544	261,760
CDW Corp.	1,495	301,631
Celanese Corp., Class A	1,116	140,080
Cencora, Inc.	1,870	336,544
Centene Corp.*	6,134	422,510
CenterPoint Energy, Inc.	6,999	187,923
Ceridian HCM Holding, Inc.*	1,730	117,381
CF Industries Holdings, Inc.	2,178	186,742
CH Robinson Worldwide, Inc.	1,394	120,065
Charles River Laboratories International, Inc.*	4,608	903,076
Charles Schwab Corp. (The)	16,931	929,512
Charter Communications, Inc., Class A*	4,586	2,017,015
Chevron Corp.	20,202	3,406,461
Chipotle Mexican Grill, Inc., Class A*	312	571,531
Chubb Ltd.	4,677	973,658
Church & Dwight Co., Inc.	2,767	253,540
Cigna Group (The)	3,370	964,056
Cincinnati Financial Corp.	1,763	180,337
Cintas Corp.	993	477,643
Cisco Systems, Inc.	46,398	2,494,356
Citigroup, Inc.	21,926	901,816
Citizens Financial Group, Inc.	5,403	144,800
Clorox Co. (The)	1,382	181,125
CME Group, Inc.	4,090	818,900
CMS Energy Corp.	3,439	182,645
Coca-Cola Co. (The)	44,313	2,480,642
Cognizant Technology Solutions Corp., Class A	5,826	394,653
Colgate-Palmolive Co.	9,404	668,718
Comcast Corp., Class A	46,861	2,077,817
Comerica, Inc.	1,623	67,436
Conagra Brands, Inc.	5,604	153,662
ConocoPhillips	13,634	1,633,353
Consolidated Edison, Inc.	4,001	342,206
Constellation Brands, Inc., Class A	1,812	455,410
Constellation Energy Corp.	3,629	395,851
Cooper Cos., Inc. (The)	576	183,174
Copart, Inc.*	9,792	421,937
Corning, Inc.	8,787	267,740
Corteva, Inc.	8,143	416,596
CoStar Group, Inc.*	4,648	357,385
Costco Wholesale Corp.	5,046	2,850,788
Coterra Energy, Inc.	8,503	230,006
CRH plc	18,937	1,049,431
Crown Castle, Inc. (REIT)	4,874	448,554
CSL Ltd.	12,589	2,030,000
CSX Corp.	22,844	702,453
Cummins, Inc.	1,601	365,764
CVS Health Corp.	14,615	1,020,419
CyberArk Software Ltd.*	1,050	171,958
Danaher Corp.	12,727	3,157,569
Darden Restaurants, Inc.	1,361	194,922
DaVita, Inc.*	572	54,071
Deere & Co.	3,113	1,174,784
Delta Air Lines, Inc.	7,415	274,355
Dentsply Sirona, Inc.	2,501	85,434
Devon Energy Corp.	7,409	353,409
Dexcom, Inc.*	4,468	416,864
Diamondback Energy, Inc.	2,044	316,575
Digital Realty Trust, Inc. (REIT)	3,460	418,729
Discover Financial Services	2,886	250,014
Dollar General Corp.	2,530	267,674
Dollar Tree, Inc.*	2,371	252,393
Dominion Energy, Inc.	9,607	429,145
Domino’s Pizza, Inc.	399	151,137
Dover Corp.	1,620	226,006
Dow, Inc.	8,005	412,738
DR Horton, Inc.	3,467	372,598
DTE Energy Co.	2,327	231,025
Duke Energy Corp.	8,758	772,981
DuPont de Nemours, Inc.	5,210	388,614
DXC Technology Co.*	2,009	41,847
Eastman Chemical Co.	1,287	98,739
Eaton Corp. plc	4,543	968,931
eBay, Inc.	6,016	265,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ecolab, Inc.	7,904	$1,338,938
Edison International	4,419	279,679
Edwards Lifesciences Corp.*	6,999	484,891
Electronic Arts, Inc.	2,807	337,963
Elevance Health, Inc.	2,683	1,168,232
Eli Lilly and Co.	9,075	4,874,455
Emerson Electric Co.	6,470	624,808
Enphase Energy, Inc.*	1,553	186,593
Entergy Corp.	2,434	225,145
EOG Resources, Inc.	6,630	840,419
EPAM Systems, Inc.*	659	168,500
EQT Corp.	4,248	172,384
Equifax, Inc.	19,553	3,581,719
Equinix, Inc. (REIT)	1,062	771,288
Equity Residential (REIT)	3,838	225,329
Essex Property Trust, Inc. (REIT)	747	158,431
Estee Lauder Cos., Inc. (The), Class A	2,657	384,069
Etsy, Inc.*	1,404	90,670
Everest Group Ltd.	509	189,180
Evergy, Inc.	2,657	134,710
Eversource Energy	3,995	232,309
Exelon Corp.	11,408	431,108
Expedia Group, Inc.*	1,527	157,388
Expeditors International of Washington, Inc.	1,684	193,037
Experian plc	24,132	792,323
Extra Space Storage, Inc. (REIT)	2,408	292,765
Exxon Mobil Corp.	45,580	5,359,296
F5, Inc.*	644	103,774
FactSet Research Systems, Inc.	444	194,143
Fair Isaac Corp.*	289	251,005
Fastenal Co.	6,480	354,067
Federal Realty Investment Trust (REIT)	849	76,945
FedEx Corp.	2,619	693,825
Ferrovial SE	13,350	408,891
Fidelity National Information Services, Inc.	17,261	954,015
Fifth Third Bancorp	7,693	194,864
First Solar, Inc.*	1,166	188,414
FirstEnergy Corp.	5,800	198,244
Fiserv, Inc.*	6,941	784,055
FleetCor Technologies, Inc.*	856	218,571
FMC Corp.	1,456	97,508
Ford Motor Co.	45,375	563,558
Fortinet, Inc.*	7,312	429,068
Fortive Corp.	4,082	302,721
Fox Corp., Class A	3,053	95,254
Fox Corp., Class B	1,580	45,630
Franklin Resources, Inc.	3,338	82,048
Freeport-McMoRan, Inc.	16,228	605,142
Garmin Ltd.	1,688	177,578
Gartner, Inc.*	913	313,716
GE HealthCare Technologies, Inc.	4,375	297,675
Gen Digital, Inc.	6,705	118,544
Generac Holdings, Inc.*	755	82,265
General Dynamics Corp.	2,597	573,859
General Electric Co.	12,392	1,369,936
General Mills, Inc.	6,587	421,502
General Motors Co.	15,656	516,178
Genuine Parts Co.	1,615	233,174
Gilead Sciences, Inc.	14,187	1,063,174
Global Payments, Inc.	2,984	344,324
Globe Life, Inc.	960	104,381
Goldman Sachs Group, Inc. (The)	3,754	1,214,682
GSK plc	106,869	1,945,432
Haleon plc	144,599	601,345
Halliburton Co.	10,281	416,380
Hartford Financial Services Group, Inc. (The)	3,518	249,461
Hasbro, Inc.	1,463	96,763
HCA Healthcare, Inc.	2,292	563,786
Healthpeak Properties, Inc. (REIT)	5,979	109,774
Henry Schein, Inc.*	1,502	111,523
Hershey Co. (The)	1,732	346,539
Hess Corp.	3,109	475,677
Hewlett Packard Enterprise Co.	14,686	255,096
Hilton Worldwide Holdings, Inc.	2,972	446,335
Holcim AG	13,602	873,464
Hologic, Inc.*	2,805	194,667
Home Depot, Inc. (The)	11,447	3,458,826
Honeywell International, Inc.	7,560	1,396,634
Hormel Foods Corp.	3,310	125,879
Host Hotels & Resorts, Inc. (REIT)	8,216	132,031
Howmet Aerospace, Inc.	4,459	206,229
HP, Inc.	10,078	259,005
Humana, Inc.	1,411	686,480
Huntington Bancshares, Inc.	15,825	164,580
Huntington Ingalls Industries, Inc.	441	90,220
IDEX Corp.	892	185,554
IDEXX Laboratories, Inc.*	3,095	1,353,351
Illinois Tool Works, Inc.	3,133	721,561
Illumina, Inc.*	10,610	1,456,541
Incyte Corp.*	2,104	121,548
Ingersoll Rand, Inc.	4,638	295,533
Insulet Corp.*	816	130,144
Intel Corp.	47,684	1,695,166
Intercontinental Exchange, Inc.	6,464	711,169
International Business Machines Corp.	10,373	1,455,332
International Flavors & Fragrances, Inc.	2,897	197,488
International Paper Co.	3,810	135,141
Interpublic Group of Cos., Inc. (The)	4,520	129,543
Intuit, Inc.	24,005	12,265,115
Intuitive Surgical, Inc.*	11,807	3,451,068
Invesco Ltd.	5,360	77,827
Invitation Homes, Inc. (REIT)	6,513	206,397
IQVIA Holdings, Inc.*	14,023	2,759,025
Iron Mountain, Inc. (REIT)	3,400	202,130
J M Smucker Co. (The)	1,204	147,984
Jack Henry & Associates, Inc.	831	125,597
Jacobs Solutions, Inc.	1,456	198,744
James Hardie Industries plc (ADR)*	11,362	297,979
JB Hunt Transport Services, Inc.	903	170,234
Johnson & Johnson	27,417	4,270,198
Johnson Controls International plc	7,697	409,557
JPMorgan Chase & Co.	33,088	4,798,422
Juniper Networks, Inc.	3,628	100,822
Kellogg Co.	2,999	178,470
Kenvue, Inc.	19,896	399,512
Keurig Dr Pepper, Inc.	11,455	361,634
KeyCorp	10,458	112,528
Keysight Technologies, Inc.*	1,993	263,694
Kimberly-Clark Corp.	3,894	470,590
Kimco Realty Corp. (REIT)	7,078	124,502
Kinder Morgan, Inc.	21,707	359,902
KLA Corp.	1,557	714,134
Kraft Heinz Co. (The)	8,924	300,203
Kroger Co. (The)	7,625	341,219
L3Harris Technologies, Inc.	2,184	380,278
Laboratory Corp. of America Holdings	1,021	205,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lam Research Corp.	2,349	$1,472,283
Lamb Weston Holdings, Inc.	1,711	158,199
Las Vegas Sands Corp.	3,619	165,895
Leidos Holdings, Inc.	1,559	143,677
Lennar Corp., Class A	2,857	320,641
Linde plc	5,556	2,068,777
Live Nation Entertainment, Inc.*	1,631	135,438
LKQ Corp.	3,029	149,966
Lockheed Martin Corp.	2,552	1,043,666
Loews Corp.	2,090	132,318
Lowe’s Cos., Inc.	6,672	1,386,708
LyondellBasell Industries NV, Class A	2,917	276,240
M&T Bank Corp.	1,909	241,393
Marathon Oil Corp.	6,851	183,264
Marathon Petroleum Corp.	4,553	689,051
MarketAxess Holdings, Inc.	417	89,088
Marriott International, Inc., Class A	12,965	2,548,400
Marsh & McLennan Cos., Inc.	5,624	1,070,247
Martin Marietta Materials, Inc.	715	293,493
Marvell Technology, Inc.	71,774	3,885,127
Masco Corp.	2,495	133,358
Mastercard, Inc., Class A	9,473	3,750,455
Match Group, Inc.*	3,217	126,026
McCormick & Co., Inc. (Non-Voting)	2,826	213,759
McDonald’s Corp.	8,298	2,186,025
McKesson Corp.	1,535	667,495
Medtronic plc	15,156	1,187,624
Merck & Co., Inc.	28,892	2,974,431
Meta Platforms, Inc., Class A*	83,653	25,113,467
MetLife, Inc.	7,192	452,449
Mettler-Toledo International, Inc.*	251	278,126
MGM Resorts International	3,185	117,081
Microchip Technology, Inc.	6,161	480,866
Micron Technology, Inc.	12,452	847,110
Microsoft Corp.	99,121	31,297,456
Mid-America Apartment Communities, Inc. (REIT)	1,369	176,122
Moderna, Inc.*	3,785	390,953
Mohawk Industries, Inc.*	645	55,347
Molina Healthcare, Inc.*	683	223,949
Molson Coors Beverage Co., Class B	2,114	134,429
Monday.com Ltd.*	525	83,590
Mondelez International, Inc., Class A	15,490	1,075,006
Monolithic Power Systems, Inc.	532	245,784
Monster Beverage Corp.*	8,468	448,381
Moody’s Corp.	1,784	564,047
Morgan Stanley	14,527	1,186,420
Mosaic Co. (The)	3,749	133,464
Motorola Solutions, Inc.	1,888	513,989
MSCI, Inc., Class A	900	461,772
Nasdaq, Inc.	3,770	183,184
Nestle SA (Registered)	69,680	7,897,092
NetApp, Inc.	2,394	181,657
Netflix, Inc.*	5,046	1,905,370
Newmont Corp.	8,992	332,254
News Corp., Class A	4,087	81,985
News Corp., Class B	1,487	31,034
NextEra Energy, Inc.	23,042	1,320,076
NIKE, Inc., Class B	13,949	1,333,803
NiSource, Inc.	4,552	112,343
Nordson Corp.	594	132,563
Norfolk Southern Corp.	2,562	504,535
Northern Trust Corp.	2,302	159,943
Northrop Grumman Corp.	1,617	711,787
Norwegian Cruise Line Holdings Ltd.*	4,800	79,104
NRG Energy, Inc.	2,508	96,608
Nucor Corp.	2,822	441,220
NVIDIA Corp.	35,700	15,529,143
NVR, Inc.*	36	214,679
Occidental Petroleum Corp.	7,555	490,168
Old Dominion Freight Line, Inc.	1,032	422,232
Omnicom Group, Inc.	2,267	168,846
ON Semiconductor Corp.*	4,982	463,077
ONEOK, Inc.	6,534	414,452
Oracle Corp. (Moscow Stock Exchange)	17,924	1,898,510
O’Reilly Automotive, Inc.*	688	625,296
Organon & Co.	3,181	55,222
Otis Worldwide Corp.	4,612	370,390
PACCAR, Inc.	6,010	510,970
Packaging Corp. of America	997	153,089
Palo Alto Networks, Inc.*	3,494	819,133
Paramount Global, Class B(x)	5,237	67,557
Parker-Hannifin Corp.	1,449	564,414
Paychex, Inc.	3,670	423,261
Paycom Software, Inc.	568	147,265
PayPal Holdings, Inc.*	12,502	730,867
Pentair plc	1,849	119,723
PepsiCo, Inc.	15,674	2,655,803
Pfizer, Inc.	64,284	2,132,300
PG&E Corp.*	23,811	384,071
Phathom Pharmaceuticals, Inc.(x)*	51,485	533,899
Philip Morris International, Inc.	17,675	1,636,352
Phillips 66	5,070	609,160
Pinnacle West Capital Corp.	1,212	89,300
Pioneer Natural Resources Co.	2,644	606,930
PNC Financial Services Group, Inc. (The)‡	4,499	552,342
Pool Corp.	457	162,738
PPG Industries, Inc.	2,664	345,787
PPL Corp.	8,303	195,619
Principal Financial Group, Inc.	2,597	187,166
Procter & Gamble Co. (The)	26,840	3,914,882
Progressive Corp. (The)	6,665	928,435
Prologis, Inc. (REIT)	10,519	1,180,337
Prudential Financial, Inc.	4,079	387,056
PTC, Inc.*	1,353	191,693
Public Service Enterprise Group, Inc.	5,625	320,119
Public Storage (REIT)	1,824	480,660
PulteGroup, Inc.	2,515	186,236
QIAGEN NV*	5,799	234,633
Qorvo, Inc.*	1,179	112,559
QUALCOMM, Inc.	12,707	1,411,239
Quanta Services, Inc.	1,651	308,853
Quest Diagnostics, Inc.	1,283	156,346
Ralph Lauren Corp., Class A	486	56,420
Raymond James Financial, Inc.	2,182	219,138
Realty Income Corp. (REIT)	8,070	403,016
Regency Centers Corp. (REIT)	1,837	109,191
Regeneron Pharmaceuticals, Inc.*	1,215	999,896
Regions Financial Corp.	10,373	178,416
Republic Services, Inc., Class A	2,374	338,319
ResMed, Inc.	1,696	250,788
Revvity, Inc.	1,448	160,294
Robert Half, Inc.	1,143	83,759
Roche Holding AG	18,335	5,016,661
Roche Holding AG CHF 1(x)	817	240,454
Rockwell Automation, Inc.	1,308	373,918
Rollins, Inc.	3,030	113,110
Roper Technologies, Inc.	1,229	595,180
Ross Stores, Inc.	3,926	443,442
Royal Caribbean Cruises Ltd.*	2,600	239,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
RTX Corp.	16,572	$1,192,687
S&P Global, Inc.	30,319	11,078,866
Salesforce, Inc.*	11,090	2,248,830
Sanofi	29,650	3,181,140
SBA Communications Corp. (REIT), Class A	1,245	249,212
Schlumberger NV	16,181	943,352
Schneider Electric SE	14,194	2,355,737
Seagate Technology Holdings plc	2,253	148,585
Sealed Air Corp.	1,639	53,858
Sempra	7,085	481,993
ServiceNow, Inc.*	2,323	1,298,464
Sherwin-Williams Co. (The)	2,710	691,186
Simon Property Group, Inc. (REIT)	3,743	404,356
Skyworks Solutions, Inc.	1,782	175,687
Snap-on, Inc.	607	154,821
SolarEdge Technologies, Inc.*	643	83,275
Southern Co. (The)	12,401	802,593
Southwest Airlines Co.	6,621	179,230
Splunk, Inc.*	11,176	1,634,490
Stanley Black & Decker, Inc.	1,707	142,671
Starbucks Corp.	13,041	1,190,252
State Street Corp.	3,628	242,931
Steel Dynamics, Inc.	1,722	184,633
Stellantis NV (Euronext Paris)	39,968	769,147
Stellantis NV (Italian Stock Exchange)	17,770	342,117
STERIS plc	1,123	246,409
Stryker Corp.	3,848	1,051,543
Swiss Re AG	7,842	808,060
Synchrony Financial	4,794	146,553
Synopsys, Inc.*	1,730	794,018
Sysco Corp.	5,838	385,600
T. Rowe Price Group, Inc.	2,609	273,606
Take-Two Interactive Software, Inc.*	1,779	249,754
Tapestry, Inc.	2,547	73,226
Targa Resources Corp.	2,523	216,272
Target Corp.	5,224	577,618
TE Connectivity Ltd.	3,537	436,926
Teledyne Technologies, Inc.*	526	214,913
Teleflex, Inc.	533	104,687
Tenaris SA	12,639	200,238
Teradyne, Inc.	1,720	172,791
Tesla, Inc.*	31,441	7,867,167
Texas Instruments, Inc.	10,338	1,643,845
Textron, Inc.	2,305	180,113
Thermo Fisher Scientific, Inc.	5,105	2,583,998
TJX Cos., Inc. (The)	13,085	1,162,995
T-Mobile US, Inc.*	5,894	825,455
Tractor Supply Co.	1,220	247,721
Trane Technologies plc	2,633	534,262
TransDigm Group, Inc.*	628	529,486
Travelers Cos., Inc. (The)	2,581	421,503
Trimble, Inc.*	2,854	153,716
Truist Financial Corp.	15,290	437,447
Tyler Technologies, Inc.*	469	181,100
Tyson Foods, Inc., Class A	3,184	160,760
UDR, Inc. (REIT)	3,523	125,665
Ulta Beauty, Inc.*	562	224,491
Union Pacific Corp.	6,939	1,412,989
United Airlines Holdings, Inc.*	3,712	157,018
United Parcel Service, Inc., Class B	21,050	3,281,063
United Rentals, Inc.	782	347,654
UnitedHealth Group, Inc.	10,547	5,317,692
Universal Health Services, Inc., Class B	689	86,628
US Bancorp	17,727	586,055
Valero Energy Corp.	4,021	569,816
Ventas, Inc. (REIT)	4,450	187,479
VeriSign, Inc.*	1,034	209,416
Verisk Analytics, Inc., Class A	1,660	392,158
Verizon Communications, Inc.	47,867	1,551,369
Vertex Pharmaceuticals, Inc.*	2,937	1,021,312
VF Corp.(x)	4,059	71,723
Viatris, Inc.	13,773	135,802
VICI Properties, Inc. (REIT), Class A	11,378	331,100
Visa, Inc., Class A	41,874	9,631,439
Vulcan Materials Co.	1,535	310,101
W R Berkley Corp.	2,332	148,059
Walgreens Boots Alliance, Inc.	8,193	182,212
Walmart, Inc.	16,195	2,590,066
Walt Disney Co. (The)*	20,834	1,688,596
Warner Bros Discovery, Inc.*	24,756	268,850
Waste Management, Inc.	4,192	639,028
Waters Corp.*	663	181,801
WEC Energy Group, Inc.	3,642	293,363
Wells Fargo & Co.	41,658	1,702,146
Welltower, Inc. (REIT)	5,906	483,820
West Pharmaceutical Services, Inc.	846	317,428
Western Digital Corp.*	3,550	161,987
Westinghouse Air Brake Technologies Corp.	2,049	217,747
Westrock Co.	3,115	111,517
Weyerhaeuser Co. (REIT)	8,455	259,230
Whirlpool Corp.	663	88,643
Williams Cos., Inc. (The)	13,961	470,346
Willis Towers Watson plc	1,202	251,170
WW Grainger, Inc.	509	352,147
Wynn Resorts Ltd.	1,172	108,305
Xcel Energy, Inc.	6,207	355,165
Xylem, Inc.	2,730	248,512
Yum! Brands, Inc.	3,234	404,056
Zebra Technologies Corp., Class A*	573	135,532
Zimmer Biomet Holdings, Inc.	2,408	270,226
Zions Bancorp NA(x)	1,840	64,198
Zoetis, Inc., Class A	5,241	911,829

		571,874,695

Total Common Stocks (80.0%) (Cost $664,509,072)		1,256,251,447

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 11/10/23* (Cost $—)	1,837	6,542

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	4,551,278	4,551,278
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	63,406,952	63,425,974

Total Investment Companies		67,977,252

Total Short-Term Investments (4.3%) (Cost $67,975,504)		67,977,252

Total Investments in Securities (84.3%) (Cost $732,484,576)		1,324,235,241
Other Assets Less Liabilities (15.7%)		247,290,605

Net Assets (100%)		$1,571,525,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $16,113,873 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $11,608,345. This was collateralized by $7,649,690 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 10/3/23 – 2/15/53 and by cash of $4,551,278 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

KRW — Korean Republic Won

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Information Technology	$256,933,412	16.4%
Financials	206,317,652	13.1
Consumer Discretionary	152,143,895	9.7
Industrials	140,746,631	9.0
Health Care	138,140,300	8.8
Communication Services	109,747,176	7.0
Consumer Staples	88,551,497	5.6
Investment Companies	67,977,252	4.3
Materials	57,557,815	3.7
Energy	51,610,204	3.3
Real Estate	31,803,768	2.0
Utilities	22,705,639	1.4
Cash and Other	247,290,605	15.7

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,499	792,227	—	(66,953)	46,794	(219,726)	552,342	22,224	—
Capital Markets
BlackRock, Inc.	1,598	1,324,430	—	(186,892)	132,033	(236,480)	1,033,091	27,110	—

Total		2,116,657	—	(253,845)	178,827	(456,206)	1,585,433	49,334	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,372	12/2023	EUR	60,980,996	(562,376)
FTSE 100 Index	405	12/2023	GBP	37,905,518	909,216
S&P 500 E-Mini Index	742	12/2023	USD	160,476,050	(6,781,633)
SPI 200 Index	133	12/2023	AUD	15,148,513	(336,061)
TOPIX Index	238	12/2023	JPY	37,004,350	(431,790)

					(7,202,644)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	22,268,305	USD	14,280,953	HSBC Bank plc	12/15/2023	73,492
USD	50,754,490	EUR	47,163,026	HSBC Bank plc	12/15/2023	718,305

Total unrealized appreciation						791,797

KRW	149,998,901	USD	111,287	JPMorgan Chase Bank**	10/4/2023	(121)
AUD	391,612	USD	252,844	Deutsche Bank AG	12/15/2023	(406)
GBP	21,140,858	USD	26,399,131	HSBC Bank plc	12/15/2023	(592,130)
JPY	210,639,970	USD	1,460,184	Deutsche Bank AG	12/15/2023	(33,126)
JPY	2,927,109,633	USD	20,113,307	HSBC Bank plc	12/15/2023	(282,522)

Total unrealized depreciation						(908,305)

Net unrealized depreciation						(116,508)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$29,944,658	$—	$29,944,658
Austria	—	4,654,213	—	4,654,213
Belgium	—	3,083,657	—	3,083,657
Brazil	17,228,978	165,012	—	17,393,990
Burkina Faso	—	98,805	—	98,805
Canada	1,503,454	—	—	1,503,454
Chile	—	3,410,854	—	3,410,854
China	6,446,489	46,660,731	—	53,107,220
Denmark	—	22,635,362	—	22,635,362
Finland	—	4,258,447	—	4,258,447
France	—	68,665,931	—	68,665,931
Germany	—	37,967,247	—	37,967,247
Hong Kong	391,348	7,791,646	—	8,182,994
India	6,015,251	64,098,502	—	70,113,753
Indonesia	—	9,533,558	—	9,533,558
Ireland	270,922	1,325,700	—	1,596,622
Israel	3,061,457	1,548,542	—	4,609,999
Italy	—	10,605,631	—	10,605,631
Japan	—	101,278,891	—	101,278,891
Jordan	—	109,545	—	109,545
Luxembourg	—	512,586	—	512,586
Macau	—	526,033	—	526,033
Mexico	13,566,532	—	—	13,566,532
Netherlands	—	24,196,750	—	24,196,750
New Zealand	—	948,503	—	948,503
Norway	—	2,540,371	—	2,540,371
Poland	—	4,049,993	—	4,049,993
Portugal	—	5,411,985	—	5,411,985
Singapore	601,600	5,661,135	—	6,262,735
South Africa	—	13,427,336	—	13,427,336
South Korea	—	23,167,982	—	23,167,982
Spain	—	12,958,339	—	12,958,339
Sweden	—	21,426,473	—	21,426,473
Switzerland	—	25,731,640	—	25,731,640
Taiwan	5,552,736	22,849,009	—	28,401,745
Thailand	—	4,192,164	—	4,192,164
United Kingdom	350,700	43,950,054	—	44,300,754
United States	542,830,551	29,044,144	—	571,874,695
Forward Currency Contracts	—	791,797	—	791,797
Futures	909,216	—	—	909,216
Rights
Brazil	6,542	—	—	6,542
Short-Term Investments
Investment Companies	67,977,252	—	—	67,977,252

Total Assets	$666,713,028	$659,223,226	$—	$1,325,936,254

Liabilities:
Forward Currency Contracts	$—	$(908,305)	$—	$(908,305)
Futures	$(8,111,860)	$—	$—	$(8,111,860)

Total Liabilities	$(8,111,860)	$(908,305)	$—	$(9,020,165)

Total	$658,601,168	$658,314,921	$—	$1,316,916,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$662,939,622
Aggregate gross unrealized depreciation	(82,025,329)

Net unrealized appreciation	$580,914,293

Federal income tax cost of investments in securities and derivative instruments, if applicable	$736,001,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.8%)
iShares Core S&P 500 ETF	30,400	$13,054,672
SPDR S&P 500 ETF Trust(x)	187,552	80,174,729
Vanguard S&P 500 ETF	33,700	13,233,990

Total Equity		106,463,391

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	1,321,300	100,392,374

Total Exchange Traded Funds (61.8%) (Cost $203,211,678)		206,855,765

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (36.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Funds - Government Fund 5.23% (7 day yield) ‡	24,152,428	24,152,428
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.23% (7 day yield) ‡	24,143,782	24,143,782
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.23% (7 day yield) ‡	24,142,743	24,142,743
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,483,461	1,483,461
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	46,116,687	46,130,522

Total Investment Companies		121,052,936

Total Short-Term Investments (36.2%) (Cost $121,053,620)		121,052,936

Total Investments in Securities (98.0%) (Cost $324,265,298)		327,908,701
Other Assets Less Liabilities (2.0%)		6,718,193

Net Assets (100%)		$334,626,894

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $55,812,229. This was collateralized by $55,015,196 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.558%, maturing 4/15/24 – 11/15/52 and by cash of $2,483,461 which was subsequently invested in investment companies.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 5.23% (7 day yield)	24,152,428	17,663,755	6,488,673	—	—	—	24,152,428	737,732	—
Goldman Sachs Financial Square Funds -
Treasury Obligations Fund 5.23% (7 day yield)	24,143,782	17,658,173	6,485,609	—	—	—	24,143,782	734,293	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.23% (7 day yield)	24,142,743	17,656,899	6,485,844	—	—	—	24,142,743	734,635	—

Total		52,978,827	19,460,126	—	—	—	72,438,953	2,206,660	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	668	12/2023	EUR	29,690,456	(373,691)
FTSE 100 Index	227	12/2023	GBP	21,245,808	224,639
Russell 2000 E-Mini Index	222	12/2023	USD	19,964,460	(777,646)
S&P 500 E-Mini Index	39	12/2023	USD	8,434,725	(322,198)
S&P Midcap 400 E-Mini Index	116	12/2023	USD	29,236,640	(908,947)
TOPIX Index	130	12/2023	JPY	20,212,460	(425,257)

					(2,583,100)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$206,855,765	$—	$—	$206,855,765
Futures	224,639	—	—	224,639
Short-Term Investments
Investment Companies	121,052,936	—	—	121,052,936

Total Assets	$328,133,340	$—	$—	$328,133,340

Liabilities:
Futures	$(2,807,739)	$—	$—	$(2,807,739)

Total Liabilities	$(2,807,739)	$—	$—	$(2,807,739)

Total	$325,325,601	$—	$—	$325,325,601

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,332,767
Aggregate gross unrealized depreciation	(15,537,483)

Net unrealized appreciation	$2,795,284

Federal income tax cost of investments in securities and derivative instruments, if applicable	$322,530,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (1.7%)
Electronic Arts, Inc.	10,649	$1,282,140
Warner Bros Discovery, Inc.*	84,814	921,080

		2,203,220

Interactive Media & Services (0.8%)
Match Group, Inc.*	26,135	1,023,838

Total Communication Services		3,227,058

Consumer Discretionary (8.9%)
Automobile Components (0.5%)
Aptiv plc*	6,006	592,132

Broadline Retail (0.8%)
Etsy, Inc.*	16,010	1,033,926

Hotels, Restaurants & Leisure (3.1%)
Las Vegas Sands Corp.	26,580	1,218,427
Royal Caribbean Cruises Ltd.*	7,048	649,403
Yum! Brands, Inc.	16,912	2,112,985

		3,980,815

Household Durables (1.4%)
Lennar Corp., Class A	15,661	1,757,634

Specialty Retail (3.1%)
Burlington Stores, Inc.*	3,272	442,701

Foot Locker, Inc.(x)	54,139	939,312
RH*	2,258	596,925
Ross Stores, Inc.	17,760	2,005,992

		3,984,930

Total Consumer Discretionary		11,349,437

Consumer Staples (3.2%)
Beverages (1.3%)
Coca-Cola Europacific Partners plc	26,005	1,624,793

Consumer Staples Distribution & Retail (1.3%)
Grocery Outlet Holding Corp.*	29,255	844,007
Performance Food Group Co.*	14,940	879,368

		1,723,375

Food Products (0.6%)
Utz Brands, Inc.	54,121	726,845

Total Consumer Staples		4,075,013

Energy (6.1%)
Oil, Gas & Consumable Fuels (6.1%)
Cheniere Energy, Inc.	8,172	1,356,225
Chesapeake Energy Corp.	14,538	1,253,612
Devon Energy Corp.	20,381	972,174
Diamondback Energy, Inc.	9,512	1,473,218
Marathon Oil Corp.	77,549	2,074,436
Phillips 66	5,457	655,658

Total Energy		7,785,323

Financials (19.1%)
Banks (4.2%)
Citizens Financial Group, Inc.	35,727	957,484
East West Bancorp, Inc.	27,200	1,433,712
M&T Bank Corp.	12,009	1,518,538
Pinnacle Financial Partners, Inc.	22,137	1,484,064

		5,393,798

Capital Markets (4.2%)
KKR & Co., Inc.	10,272	632,755
MSCI, Inc., Class A	2,158	1,107,227
Nasdaq, Inc.	26,784	1,301,435
Raymond James Financial, Inc.	22,843	2,294,122

		5,335,539

Financial Services (3.2%)
Fidelity National Information
Services, Inc.	39,189	2,165,976
Jack Henry & Associates, Inc.	6,523	985,886
Voya Financial, Inc.	14,366	954,621

		4,106,483

Insurance (7.5%)
Allstate Corp. (The)	14,685	1,636,056
American Financial Group, Inc.	8,543	953,997
Arch Capital Group Ltd.*	23,580	1,879,562
Arthur J Gallagher & Co.	6,874	1,566,791
Globe Life, Inc.	15,065	1,638,017
Markel Group, Inc.*	404	594,886
Unum Group	26,211	1,289,319

		9,558,628

Total Financials		24,394,448

Health Care (6.9%)
Biotechnology (0.8%)
Biogen, Inc.*	2,643	679,277
Sarepta Therapeutics, Inc.*	2,527	306,323

		985,600

Health Care Equipment & Supplies (3.1%)
Cooper Cos., Inc. (The)	5,573	1,772,270
Zimmer Biomet Holdings, Inc.	19,542	2,193,003

		3,965,273

Health Care Providers & Services (2.4%)
Cencora, Inc.	9,109	1,639,347
Centene Corp.*	21,026	1,448,271

		3,087,618

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	719	796,702

Total Health Care		8,835,193

Industrials (18.6%)
Aerospace & Defense (2.1%)
L3Harris Technologies, Inc.	5,069	882,614
Woodward, Inc.	14,186	1,762,753

		2,645,367

Building Products (1.9%)
Allegion plc	12,725	1,325,945
Trane Technologies plc	5,477	1,111,338

		2,437,283

Electrical Equipment (2.8%)
AMETEK, Inc.	13,799	2,038,940
Rockwell Automation, Inc.	5,120	1,463,655

		3,502,595

Ground Transportation (1.6%)
Old Dominion Freight Line, Inc.	2,912	1,191,415
Saia, Inc.*	2,235	890,983

		2,082,398

Machinery (8.4%)
Chart Industries, Inc.*	3,032	512,772
Cummins, Inc.	7,926	1,810,774
Fortive Corp.	30,808	2,284,721
IDEX Corp.	3,738	777,579
ITT, Inc.	23,974	2,347,294
Stanley Black & Decker, Inc.	22,924	1,915,988
Xylem, Inc.	11,691	1,064,232

		10,713,360

Passenger Airlines (0.5%)
United Airlines Holdings, Inc.*	15,693	663,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.3%)
United Rentals, Inc.	3,671	$1,632,016

Total Industrials		23,676,833

Information Technology (9.0%)
Communications Equipment (1.3%)
Motorola Solutions, Inc.	2,829	770,167
Viavi Solutions, Inc.*	95,620	873,967

		1,644,134

Electronic Equipment, Instruments & Components (1.6%)
Keysight Technologies, Inc.*	7,047	932,389
Zebra Technologies Corp., Class A*	4,921	1,163,964

		2,096,353

Semiconductors & Semiconductor Equipment (4.5%)
ARM Holdings plc (ADR)*	16,221	868,148
Marvell Technology, Inc.	58,639	3,174,129
MKS Instruments, Inc.	18,937	1,638,808

		5,681,085

Software (1.6%)
ANSYS, Inc.*	1,809	538,268
DocuSign, Inc., Class A*	8,442	354,564
Dynatrace, Inc.*	23,972	1,120,211

		2,013,043

Total Information Technology		11,434,615

Materials (9.2%)
Chemicals (3.6%)
Ashland, Inc.	22,912	1,871,452
Celanese Corp., Class A	11,457	1,438,083
PPG Industries, Inc.	9,624	1,249,195

		4,558,730

Construction Materials (2.1%)
Martin Marietta Materials, Inc.	6,353	2,607,780

Containers & Packaging (1.5%)
Ball Corp.	39,035	1,943,162

Metals & Mining (2.0%)
Steel Dynamics, Inc.	24,247	2,599,763

Total Materials		11,709,435

Real Estate (8.8%)
Health Care REITs (1.0%)
Ventas, Inc. (REIT)	30,033	1,265,290

Industrial REITs (1.1%)
Americold Realty Trust, Inc. (REIT)	20,202	614,343
EastGroup Properties, Inc. (REIT)	4,772	794,681

		1,409,024

Office REITs (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	14,070	1,408,407

Residential REITs (2.7%)
AvalonBay Communities, Inc. (REIT)	10,763	1,848,438
Equity LifeStyle Properties, Inc. (REIT)	9,169	584,157
Invitation Homes, Inc. (REIT)	32,445	1,028,182

		3,460,777

Retail REITs (0.9%)
Regency Centers Corp. (REIT)	20,167	1,198,726

Specialized REITs (2.0%)
CubeSmart (REIT)	26,184	998,396
VICI Properties, Inc. (REIT), Class A	51,196	1,489,804

		2,488,200

Total Real Estate		11,230,424

Utilities (6.8%)
Electric Utilities (2.3%)
Eversource Energy	14,112	820,613
FirstEnergy Corp.	31,537	1,077,934
Xcel Energy, Inc.	18,750	1,072,875

		2,971,422

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp. (The)	80,518	1,223,874

Multi-Utilities (3.5%)
Ameren Corp.	11,959	894,892
CMS Energy Corp.	30,005	1,593,565
NiSource, Inc.	24,170	596,516
WEC Energy Group, Inc.	17,089	1,376,519

		4,461,492

Total Utilities		8,656,788

Total Investments in Securities (99.1%) (Cost $124,171,647)		126,374,567
Other Assets Less Liabilities (0.9%)		1,128,228

Net Assets (100%)		$127,502,795

*	Non-income producing.

(x)

All or a portion of security is on loan at September 30, 2023, the Portfolio had loaned securities with a total value of $760,711. This was collateralized by $766,067 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.558%, maturing 4/15/24 – 2/15/51.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,227,058	$—	$—	$3,227,058
Consumer Discretionary	11,349,437	—	—	11,349,437
Consumer Staples	4,075,013	—	—	4,075,013
Energy	7,785,323	—	—	7,785,323
Financials	24,394,448	—	—	24,394,448
Health Care	8,835,193	—	—	8,835,193
Industrials	23,676,833	—	—	23,676,833
Information Technology	11,434,615	—	—	11,434,615
Materials	11,709,435	—	—	11,709,435
Real Estate	11,230,424	—	—	11,230,424
Utilities	8,656,788	—	—	8,656,788

Total Assets	$126,374,567	$—	$—	$126,374,567

Total Liabilities	$—	$—	$—	$—

Total	$126,374,567	$—	$—	$126,374,567

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,801,400
Aggregate gross unrealized depreciation	(11,650,957)

Net unrealized appreciation	$2,150,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$124,224,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	40,415	$607,033
Verizon Communications, Inc.	23,767	770,289

		1,377,322

Entertainment (0.4%)
Activision Blizzard, Inc.	4,044	378,640
Electronic Arts, Inc.	1,394	167,838
Live Nation Entertainment, Inc.*	802	66,598
Netflix, Inc.*	2,505	945,888
Take-Two Interactive Software, Inc.*	893	125,368
Walt Disney Co. (The)*	10,344	838,381
Warner Bros Discovery, Inc.(x)*	12,539	136,174

		2,658,887

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	33,541	4,389,175
Alphabet, Inc., Class C*	28,531	3,761,812
Match Group, Inc.*	1,572	61,583
Meta Platforms, Inc., Class A*	12,565	3,772,139

		11,984,709

Media (0.2%)
Charter Communications, Inc., Class A*	575	252,897
Comcast Corp., Class A	23,267	1,031,659
Fox Corp., Class A	1,434	44,741
Fox Corp., Class B	746	21,544
Interpublic Group of Cos., Inc. (The)	2,176	62,364
News Corp., Class A	2,154	43,209
News Corp., Class B	653	13,628
Omnicom Group, Inc.	1,117	83,194
Paramount Global, Class B(x)	2,726	35,166

		1,588,402

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	2,926	409,786

Total Communication Services		18,019,106

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	1,599	157,645
BorgWarner, Inc.	1,329	53,652

		211,297

Automobiles (0.7%)
Ford Motor Co.	22,225	276,035
General Motors Co.	7,778	256,441
Tesla, Inc.*	15,611	3,906,184

		4,438,660

Broadline Retail (1.0%)
Amazon.com, Inc.*	51,329	6,524,942
eBay, Inc.	3,008	132,623
Etsy, Inc.*	695	44,883

		6,702,448

Distributors (0.0%)†
Genuine Parts Co.	794	114,638
LKQ Corp.	1,513	74,909
Pool Corp.	221	78,698

		268,245

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	2,410	330,676
Booking Holdings, Inc.*	202	622,958
Caesars Entertainment, Inc.*	1,217	56,408
Carnival Corp.*	5,695	78,135
Chipotle Mexican Grill, Inc., Class A*	156	285,766
Darden Restaurants, Inc.	683	97,819
Domino’s Pizza, Inc.	198	75,000
Expedia Group, Inc.*	779	80,292
Hilton Worldwide Holdings, Inc.	1,478	221,966
Las Vegas Sands Corp.	1,858	85,171
Marriott International, Inc., Class A	1,416	278,329
McDonald’s Corp.	4,120	1,085,373
MGM Resorts International	1,587	58,338
Norwegian Cruise Line Holdings Ltd.(x)*	2,405	39,634
Royal Caribbean Cruises Ltd.*	1,332	122,731
Starbucks Corp.	6,475	590,973
Wynn Resorts Ltd.	547	50,548
Yum! Brands, Inc.	1,584	197,905

		4,358,022

Household Durables (0.1%)
DR Horton, Inc.	1,721	184,956
Garmin Ltd.	866	91,103
Lennar Corp., Class A	1,428	160,265
Mohawk Industries, Inc.*	299	25,657
NVR, Inc.*	18	107,339
PulteGroup, Inc.	1,241	91,896
Whirlpool Corp.	310	41,447

		702,663

Leisure Products (0.0%)†
Hasbro, Inc.	737	48,745

Specialty Retail (0.6%)
AutoZone, Inc.*	103	261,619
Bath & Body Works, Inc.	1,294	43,737
Best Buy Co., Inc.	1,098	76,278
CarMax, Inc.*	894	63,233
Home Depot, Inc. (The)	5,684	1,717,477
Lowe’s Cos., Inc.	3,313	688,574
O’Reilly Automotive, Inc.*	341	309,921
Ross Stores, Inc.	1,926	217,542
TJX Cos., Inc. (The)	6,497	577,453
Tractor Supply Co.	615	124,876
Ulta Beauty, Inc.*	282	112,645

		4,193,355

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	6,926	662,264
Ralph Lauren Corp., Class A	228	26,469
Tapestry, Inc.	1,310	37,662
VF Corp.(x)	1,869	33,025

		759,420

Total Consumer Discretionary		21,682,855

Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	1,034	59,651
Coca-Cola Co. (The)	22,002	1,231,672
Constellation Brands, Inc., Class A	912	229,213
Keurig Dr Pepper, Inc.	5,687	179,539
Molson Coors Beverage Co., Class B	1,049	66,706
Monster Beverage Corp.*	4,205	222,655
PepsiCo, Inc.	7,782	1,318,582

		3,308,018

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.	2,505	1,415,225
Dollar General Corp.	1,240	131,192
Dollar Tree, Inc.*	1,184	126,037
Kroger Co. (The)	3,733	167,052
Sysco Corp.	2,856	188,639
Target Corp.	2,609	288,477
Walgreens Boots Alliance, Inc.	4,051	90,094
Walmart, Inc.	8,068	1,290,315

		3,697,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.3%)
Archer-Daniels-Midland Co.	3,031	$228,598
Bunge Ltd.	852	92,229
Campbell Soup Co.	1,112	45,681
Conagra Brands, Inc.	2,702	74,089
General Mills, Inc.	3,308	211,679
Hershey Co. (The)	847	169,467
Hormel Foods Corp.	1,637	62,255
J M Smucker Co. (The)	577	70,919
Kellogg Co.	1,490	88,670
Kraft Heinz Co. (The)	4,514	151,851
Lamb Weston Holdings, Inc.	824	76,187
McCormick & Co., Inc. (Non-Voting)	1,420	107,409
Mondelez International, Inc., Class A	7,691	533,755
Tyson Foods, Inc., Class A	1,614	81,491

		1,994,280

Household Products (0.4%)
Church & Dwight Co., Inc.	1,391	127,457
Clorox Co. (The)	700	91,742
Colgate-Palmolive Co.	4,674	332,368
Kimberly-Clark Corp.	1,912	231,065
Procter & Gamble Co. (The)	13,326	1,943,731

		2,726,363

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	1,311	189,505
Kenvue, Inc.	9,743	195,639

		385,144

Tobacco (0.2%)
Altria Group, Inc.	10,032	421,846
Philip Morris International, Inc.	8,776	812,482

		1,234,328

Total Consumer Staples		13,345,164

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	5,708	201,607
Halliburton Co.	5,080	205,740
Schlumberger NV	8,034	468,382

		875,729

Oil, Gas & Consumable Fuels (1.3%)
APA Corp.	1,737	71,391
Chevron Corp.	10,030	1,691,259
ConocoPhillips	6,770	811,046
Coterra Energy, Inc.	4,282	115,828
Devon Energy Corp.	3,622	172,769
Diamondback Energy, Inc.	1,011	156,584
EOG Resources, Inc.	3,292	417,294
EQT Corp.	2,045	82,986
Exxon Mobil Corp.	22,631	2,660,953
Hess Corp.	1,562	238,986
Kinder Morgan, Inc.	10,959	181,700
Marathon Oil Corp.	3,424	91,592
Marathon Petroleum Corp.	2,260	342,028
Occidental Petroleum Corp.	3,751	243,365
ONEOK, Inc.	3,293	208,875
Phillips 66	2,517	302,417
Pioneer Natural Resources Co.	1,318	302,547
Targa Resources Corp.	1,265	108,436
Valero Energy Corp.	1,996	282,853
Williams Cos., Inc. (The)	6,877	231,686

		8,714,595

Total Energy		9,590,324

Financials (3.8%)
Banks (0.9%)
Bank of America Corp.	39,083	1,070,093
Citigroup, Inc.	10,886	447,741
Citizens Financial Group, Inc.	2,670	71,556
Comerica, Inc.	745	30,955
Fifth Third Bancorp	3,849	97,495
Huntington Bancshares, Inc.	8,185	85,124
JPMorgan Chase & Co.	16,429	2,382,534
KeyCorp	5,291	56,931
M&T Bank Corp.	938	118,610
PNC Financial Services Group, Inc. (The)	2,251	276,355
Regions Financial Corp.	5,305	91,246
Truist Financial Corp.	7,530	215,433
US Bancorp	8,802	290,994
Wells Fargo & Co.	20,684	845,148
Zions Bancorp NA	838	29,238

		6,109,453

Capital Markets (0.8%)
Ameriprise Financial, Inc.	580	191,214
Bank of New York Mellon Corp. (The)	4,403	187,788
BlackRock, Inc.	793	512,667
Blackstone, Inc.	4,012	429,846
Cboe Global Markets, Inc.	597	93,257
Charles Schwab Corp. (The)	8,406	461,489
CME Group, Inc.	2,034	407,247
FactSet Research Systems, Inc.	216	94,448
Franklin Resources, Inc.	1,608	39,525
Intercontinental Exchange, Inc.	3,236	356,025
Invesco Ltd.	2,536	36,823
MarketAxess Holdings, Inc.	213	45,505
Moody’s Corp.	892	282,024
Morgan Stanley	7,213	589,086
MSCI, Inc., Class A	447	229,347
Nasdaq, Inc.	1,916	93,098
Northern Trust Corp.	1,170	81,292
Raymond James Financial, Inc.	1,063	106,757
S&P Global, Inc.	1,840	672,354
State Street Corp.	1,801	120,595
T. Rowe Price Group, Inc.	1,268	132,975

		5,163,362

Consumer Finance (0.1%)
American Express Co.	3,289	490,686
Capital One Financial Corp.	2,156	209,240
Discover Financial Services	1,413	122,408
Synchrony Financial	2,364	72,268

		894,602

Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	10,310	3,611,593
Fidelity National Information Services, Inc.	3,349	185,099
Fiserv, Inc.*	3,446	389,260
FleetCor Technologies, Inc.*	418	106,732
Global Payments, Inc.	1,470	169,623
Jack Henry & Associates, Inc.	412	62,270
Mastercard, Inc., Class A	4,704	1,862,361
PayPal Holdings, Inc.*	6,207	362,861
Visa, Inc., Class A	9,084	2,089,411

		8,839,210

Insurance (0.7%)
Aflac, Inc.	3,056	234,548
Allstate Corp. (The)	1,479	164,775
American International Group, Inc.	4,025	243,915
Aon plc, Class A	1,147	371,880
Arch Capital Group Ltd.*	2,108	168,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	1,218	$277,619
Assurant, Inc.	300	43,074
Brown & Brown, Inc.	1,331	92,957
Chubb Ltd.	2,322	483,394
Cincinnati Financial Corp.	887	90,731
Everest Group Ltd.	245	91,059
Globe Life, Inc.	492	53,495
Hartford Financial Services Group, Inc. (The)	1,729	122,603
Loews Corp.	1,045	66,159
Marsh & McLennan Cos., Inc.	2,792	531,318
MetLife, Inc.	3,571	224,652
Principal Financial Group, Inc.	1,257	90,592
Progressive Corp. (The)	3,309	460,944
Prudential Financial, Inc.	2,052	194,714
Travelers Cos., Inc. (The)	1,294	211,323
W R Berkley Corp.	1,150	73,014
Willis Towers Watson plc	593	123,913

		4,414,708

Total Financials		25,421,335

Health Care (4.0%)
Biotechnology (0.6%)
AbbVie, Inc.	9,978	1,487,321
Amgen, Inc.	3,024	812,730
Biogen, Inc.*	819	210,491
Gilead Sciences, Inc.	7,044	527,877
Incyte Corp.*	1,051	60,716
Moderna, Inc.*	1,872	193,359
Regeneron Pharmaceuticals, Inc.*	603	496,245
Vertex Pharmaceuticals, Inc.*	1,459	507,353

		4,296,092

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	9,810	950,098
Align Technology, Inc.*	402	122,739
Baxter International, Inc.	2,863	108,050
Becton Dickinson & Co.	1,640	423,989
Boston Scientific Corp.*	8,278	437,078
Cooper Cos., Inc. (The)	280	89,043
Dentsply Sirona, Inc.	1,197	40,890
Dexcom, Inc.*	2,193	204,607
Edwards Lifesciences Corp.*	3,437	238,115
GE HealthCare Technologies, Inc.	2,211	150,436
Hologic, Inc.*	1,385	96,119
IDEXX Laboratories, Inc.*	469	205,080
Insulet Corp.*	395	62,999
Intuitive Surgical, Inc.*	1,986	580,488
Medtronic plc	7,525	589,659
ResMed, Inc.	831	122,880
STERIS plc	558	122,436
Stryker Corp.	1,911	522,219
Teleflex, Inc.	266	52,245
Zimmer Biomet Holdings, Inc.	1,181	132,532

		5,251,702

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	1,439	124,934
Cencora, Inc.	942	169,532
Centene Corp.*	3,061	210,842
Cigna Group (The)	1,673	478,595
CVS Health Corp.	7,261	506,963
DaVita, Inc.*	304	28,737
Elevance Health, Inc.	1,332	579,979
HCA Healthcare, Inc.	1,138	279,925
Henry Schein, Inc.*	738	54,797
Humana, Inc.	700	340,564
Laboratory Corp. of America Holdings	501	100,726
McKesson Corp.	763	331,791
Molina Healthcare, Inc.*	330	108,204
Quest Diagnostics, Inc.	634	77,259
UnitedHealth Group, Inc.	5,237	2,640,443
Universal Health Services, Inc., Class B	351	44,131

		6,077,422

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	1,670	186,739
Bio-Rad Laboratories, Inc., Class A*	118	42,297
Bio-Techne Corp.	890	60,582
Charles River Laboratories International, Inc.*	290	56,834
Danaher Corp.	3,715	921,692
Illumina, Inc.*	895	122,866
IQVIA Holdings, Inc.*	1,035	203,636
Mettler-Toledo International, Inc.*	124	137,401
Revvity, Inc.	702	77,711
Thermo Fisher Scientific, Inc.	2,182	1,104,463
Waters Corp.*	334	91,586
West Pharmaceutical Services, Inc.	418	156,838

		3,162,645

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	11,810	685,452
Catalent, Inc.*	1,019	46,395
Eli Lilly and Co.	4,508	2,421,382
Johnson & Johnson	13,613	2,120,225
Merck & Co., Inc.	14,345	1,476,818
Organon & Co.	1,445	25,085
Pfizer, Inc.	31,918	1,058,720
Viatris, Inc.	6,781	66,861
Zoetis, Inc., Class A	2,602	452,696

		8,353,634

Total Health Care		27,141,495

Industrials (2.5%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	397	78,999
Boeing Co. (The)*	3,205	614,334
General Dynamics Corp.	1,281	283,063
Howmet Aerospace, Inc.	2,214	102,397
Huntington Ingalls Industries, Inc.	225	46,031
L3Harris Technologies, Inc.	1,069	186,134
Lockheed Martin Corp.	1,267	518,152
Northrop Grumman Corp.	804	353,913
RTX Corp.	8,228	592,169
Textron, Inc.	1,120	87,517
TransDigm Group, Inc.*	312	263,057

		3,125,766

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	658	56,674
Expeditors International of Washington, Inc.	836	95,831
FedEx Corp.	1,308	346,515
United Parcel Service, Inc., Class B	4,089	637,352

		1,136,372

Building Products (0.1%)
A.O. Smith Corp.	704	46,556
Allegion plc	496	51,683
Carrier Global Corp.	4,735	261,372
Johnson Controls International plc	3,846	204,646
Masco Corp.	1,272	67,988
Trane Technologies plc	1,291	261,957

		894,202

Commercial Services & Supplies (0.1%)
Cintas Corp.	489	235,214
Copart, Inc.*	4,912	211,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Services, Inc., Class A	1,162	$165,596
Rollins, Inc.	1,587	59,243
Waste Management, Inc.	2,084	317,685

		989,396

Construction & Engineering (0.0%)†
Quanta Services, Inc.	821	153,584

Electrical Equipment (0.2%)
AMETEK, Inc.	1,304	192,679
Eaton Corp. plc	2,256	481,160
Emerson Electric Co.	3,231	312,018
Generac Holdings, Inc.*	352	38,354
Rockwell Automation, Inc.	649	185,529

		1,209,740

Ground Transportation (0.2%)
CSX Corp.	11,342	348,767
JB Hunt Transport Services, Inc.	462	87,096
Norfolk Southern Corp.	1,283	252,661
Old Dominion Freight Line, Inc.	507	207,434
Union Pacific Corp.	3,445	701,505

		1,597,463

Industrial Conglomerates (0.3%)
3M Co.	3,121	292,188
General Electric Co.	6,153	680,214
Honeywell International, Inc.	3,754	693,514

		1,665,916

Machinery (0.5%)
Caterpillar, Inc.	2,884	787,332
Cummins, Inc.	801	182,996
Deere & Co.	1,541	581,543
Dover Corp.	791	110,352
Fortive Corp.	1,990	147,578
IDEX Corp.	427	88,825
Illinois Tool Works, Inc.	1,556	358,362
Ingersoll Rand, Inc.	2,286	145,664
Nordson Corp.	306	68,290
Otis Worldwide Corp.	2,328	186,962
PACCAR, Inc.	2,956	251,319
Parker-Hannifin Corp.	725	282,402
Pentair plc	933	60,412
Snap-on, Inc.	299	76,263
Stanley Black & Decker, Inc.	866	72,380
Westinghouse Air Brake Technologies Corp.	1,013	107,652
Xylem, Inc.	1,361	123,892

		3,632,224

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	719	26,661
American Airlines Group, Inc.*	3,694	47,320
Delta Air Lines, Inc.	3,637	134,569
Southwest Airlines Co.	3,367	91,145
United Airlines Holdings, Inc.*	1,854	78,424

		378,119

Professional Services (0.2%)
Automatic Data Processing, Inc.	2,329	560,311
Broadridge Financial Solutions, Inc.	668	119,605
Ceridian HCM Holding, Inc.*	880	59,708
Equifax, Inc.	694	127,127
Jacobs Solutions, Inc.	712	97,188
Leidos Holdings, Inc.	776	71,516
Paychex, Inc.	1,814	209,209
Paycom Software, Inc.	278	72,077
Robert Half, Inc.	605	44,334
Verisk Analytics, Inc., Class A	820	193,717

		1,554,792

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,230	176,487
United Rentals, Inc.	386	171,604
WW Grainger, Inc.	252	174,344

		522,435

Total Industrials		16,860,009

Information Technology (8.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,418	260,813
Cisco Systems, Inc.	23,037	1,238,469
F5, Inc.*	335	53,982
Juniper Networks, Inc.	1,817	50,494
Motorola Solutions, Inc.	944	256,995

		1,860,753

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,372	283,214
CDW Corp.	758	152,934
Corning, Inc.	4,340	132,240
Keysight Technologies, Inc.*	1,008	133,369
TE Connectivity Ltd.	1,775	219,266
Teledyne Technologies, Inc.*	266	108,682
Trimble, Inc.*	1,404	75,619
Zebra Technologies Corp., Class A*	290	68,594

		1,173,918

IT Services (0.4%)
Accenture plc, Class A	3,566	1,095,154
Akamai Technologies, Inc.*	859	91,518
Cognizant Technology Solutions Corp., Class A	2,855	193,398
DXC Technology Co.*	1,160	24,163
EPAM Systems, Inc.*	328	83,866
Gartner, Inc.*	446	153,250
International Business Machines Corp.	5,150	722,545
VeriSign, Inc.*	507	102,683

		2,466,577

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	9,134	939,158
Analog Devices, Inc.	2,835	496,380
Applied Materials, Inc.	4,747	657,222
Broadcom, Inc.	2,333	1,937,743
Enphase Energy, Inc.*	771	92,636
First Solar, Inc.*	604	97,600
Intel Corp.	23,676	841,682
KLA Corp.	773	354,544
Lam Research Corp.	754	472,585
Microchip Technology, Inc.	3,077	240,160
Micron Technology, Inc.	6,192	421,242
Monolithic Power Systems, Inc.	270	124,740
NVIDIA Corp.	13,964	6,074,200
NXP Semiconductors NV	1,457	291,283
ON Semiconductor Corp.*	2,440	226,798
Qorvo, Inc.*	554	52,890
QUALCOMM, Inc.	6,309	700,678
Skyworks Solutions, Inc.	901	88,830
SolarEdge Technologies, Inc.*	320	41,443
Teradyne, Inc.	871	87,501
Texas Instruments, Inc.	5,133	816,198

		15,055,513

Software (3.0%)
Adobe, Inc.*	2,577	1,314,012
ANSYS, Inc.*	491	146,097
Autodesk, Inc.*	1,208	249,947
Cadence Design Systems, Inc.*	1,536	359,885
Fair Isaac Corp.*	141	122,463
Fortinet, Inc.*	3,685	216,236
Gen Digital, Inc.	3,181	56,240
Intuit, Inc.	1,583	808,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	42,002	$13,262,131
Oracle Corp.	8,900	942,688
Palo Alto Networks, Inc.*	1,729	405,347
PTC, Inc.*	672	95,209
Roper Technologies, Inc.	603	292,021
Salesforce, Inc.*	5,506	1,116,507
ServiceNow, Inc.*	1,153	644,481
Synopsys, Inc.*	860	394,714
Tyler Technologies, Inc.*	238	91,901

		20,518,697

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	83,081	14,224,298
Hewlett Packard Enterprise Co.	7,301	126,818
HP, Inc.	4,905	126,058
NetApp, Inc.	1,192	90,449
Seagate Technology Holdings plc	1,090	71,886
Western Digital Corp.*	1,809	82,545

		14,722,054

Total Information Technology		55,797,512

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,256	355,950
Albemarle Corp.	663	112,737
Celanese Corp., Class A	566	71,044
CF Industries Holdings, Inc.	1,091	93,542
Corteva, Inc.	4,012	205,254
Dow, Inc.	3,975	204,951
DuPont de Nemours, Inc.	2,595	193,561
Eastman Chemical Co.	670	51,402
Ecolab, Inc.	1,434	242,920
FMC Corp.	705	47,214
International Flavors & Fragrances, Inc.	1,443	98,369
Linde plc	2,758	1,026,941
LyondellBasell Industries NV, Class A	1,448	137,126
Mosaic Co. (The)	1,878	66,857
PPG Industries, Inc.	1,331	172,764
Sherwin-Williams Co. (The)	1,337	341,002

		3,421,634

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	349	143,258
Vulcan Materials Co.	751	151,717

		294,975

Containers & Packaging (0.1%)
Amcor plc	8,318	76,193
Avery Dennison Corp.	456	83,298
Ball Corp.	1,781	88,658
International Paper Co.	1,956	69,379
Packaging Corp. of America	508	78,003
Sealed Air Corp.	816	26,814
Westrock Co.	1,449	51,874

		474,219

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	8,105	302,235
Newmont Corp.	4,493	166,016
Nucor Corp.	1,406	219,828
Steel Dynamics, Inc.	880	94,354

		782,433

Total Materials		4,973,261

Real Estate (0.7%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,093	56,787
Ventas, Inc. (REIT)	2,275	95,846
Welltower, Inc. (REIT)	2,933	240,271

		392,904

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,023	64,649

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	5,223	586,073

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	880	88,088
Boston Properties, Inc. (REIT)	816	48,536

		136,624

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,752	129,403
CoStar Group, Inc.*	2,308	177,462

		306,865

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	803	137,907
Camden Property Trust (REIT)	604	57,126
Equity Residential (REIT)	1,950	114,485
Essex Property Trust, Inc. (REIT)	363	76,989
Invitation Homes, Inc. (REIT)	3,252	103,056
Mid-America Apartment Communities, Inc. (REIT)	660	84,909
UDR, Inc. (REIT)	1,714	61,138

		635,610

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	415	37,611
Kimco Realty Corp. (REIT)	3,504	61,635
Realty Income Corp. (REIT)	4,007	200,110
Regency Centers Corp. (REIT)	929	55,220
Simon Property Group, Inc. (REIT)	1,850	199,856

		554,432

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,635	433,326
Crown Castle, Inc. (REIT)	2,452	225,658
Digital Realty Trust, Inc. (REIT)	1,711	207,065
Equinix, Inc. (REIT)	529	384,192
Extra Space Storage, Inc. (REIT)	1,194	145,167
Iron Mountain, Inc. (REIT)	1,650	98,092
Public Storage (REIT)	895	235,850
SBA Communications Corp. (REIT), Class A	613	122,704
VICI Properties, Inc. (REIT), Class A	5,729	166,714
Weyerhaeuser Co. (REIT)	4,131	126,656

		2,145,424

Total Real Estate		4,822,581

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,429	69,235
American Electric Power Co., Inc.	2,912	219,041
Constellation Energy Corp.	1,818	198,307
Duke Energy Corp.	4,357	384,549
Edison International	2,167	137,149
Entergy Corp.	1,195	110,537
Evergy, Inc.	1,299	65,859
Eversource Energy	1,973	114,730
Exelon Corp.	5,626	212,607
FirstEnergy Corp.	2,917	99,703
NextEra Energy, Inc.	11,441	655,455
NRG Energy, Inc.	1,295	49,883
Pinnacle West Capital Corp.	641	47,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	4,167	$98,175
Southern Co. (The)	6,165	398,999
Xcel Energy, Inc.	3,118	178,412

		3,039,870

Gas Utilities (0.0%)†
Atmos Energy Corp.	839	88,875

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,786	57,547

Multi-Utilities (0.2%)
Ameren Corp.	1,485	111,123
CenterPoint Energy, Inc.	3,568	95,801
CMS Energy Corp.	1,649	87,578
Consolidated Edison, Inc.	1,950	166,784
Dominion Energy, Inc.	4,730	211,289
DTE Energy Co.	1,166	115,760
NiSource, Inc.	2,336	57,652
Public Service Enterprise Group, Inc.	2,822	160,600
Sempra	3,558	242,051
WEC Energy Group, Inc.	1,783	143,621

		1,392,259

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,101	136,337

Total Utilities		4,714,888

Total Common Stocks (30.0%) (Cost $131,462,706)		202,368,530

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (39.4%)
U.S. Treasury Notes
2.875%, 5/15/32	$303,610,000	266,527,226

Total Long-Term Debt Securities (39.4%) (Cost $273,126,157)		266,527,226

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $279)	274	480

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (26.3%)
Goldman Sachs Financial Square Funds - Government Fund 5.23% (7 day yield) ‡	33,067,084	33,067,084
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.23% (7 day yield) ‡	32,393,046	32,393,046
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.23% (7 day yield) ‡	32,054,826	32,054,826
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	191,046	191,046
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	79,920,589	79,944,566
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	10,000	10,000

Total Investment Companies		177,660,568

Total Short-Term Investments (26.3%) (Cost $177,642,538)		177,660,568

Total Investments in Securities (95.7%) (Cost $582,231,680)		646,556,804
Other Assets Less Liabilities (4.3%)		29,037,854

Net Assets (100%)		$675,594,658

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $198,319. This was collateralized by cash of $201,046 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 5.23% (7 day yield)	33,067,084	32,554,639	2,562,144	(2,049,699)	—	—	33,067,084	1,217,033	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.23% (7 day yield)	32,393,046	31,891,058	2,509,855	(2,007,867)	—	—	32,393,046	1,187,828	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.23% (7 day yield)	32,054,826	31,558,068	2,483,711	(1,986,953)	—	—	32,054,826	1,175,696	—

Total		96,003,765	7,555,710	(6,044,519)	—	—	97,514,956	3,580,557	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,153	12/2023	EUR	51,247,149	(643,071)
FTSE 100 Index	384	12/2023	GBP	35,940,047	396,040
Russell 2000 E-Mini Index	374	12/2023	USD	33,633,820	(1,338,843)
S&P Midcap 400 E-Mini Index	201	12/2023	USD	50,660,040	(1,596,206)
TOPIX Index	220	12/2023	JPY	34,205,701	(724,265)

					(3,906,345)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,019,106	$—	$—	$18,019,106
Consumer Discretionary	21,682,855	—	—	21,682,855
Consumer Staples	13,345,164	—	—	13,345,164
Energy	9,590,324	—	—	9,590,324
Financials	25,421,335	—	—	25,421,335
Health Care	27,141,495	—	—	27,141,495
Industrials	16,860,009	—	—	16,860,009
Information Technology	55,797,512	—	—	55,797,512
Materials	4,973,261	—	—	4,973,261
Real Estate	4,822,581	—	—	4,822,581
Utilities	4,714,888	—	—	4,714,888
Futures	396,040	—	—	396,040
Rights
Health Care	—	480	—	480
Short-Term Investments
Investment Companies	177,660,568	—	—	177,660,568
U.S. Treasury Obligation	—	266,527,226	—	266,527,226

Total Assets	$380,425,138	$266,527,706	$—	$646,952,844

Liabilities:
Futures	$(4,302,385)	$—	$—	$(4,302,385)

Total Liabilities	$(4,302,385)	$—	$—	$(4,302,385)

Total	$376,122,753	$266,527,706	$—	$642,650,459

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,471,288
Aggregate gross unrealized depreciation	(20,522,521)

Net unrealized appreciation	$63,948,767

Federal income tax cost of investments in securities and derivative instruments, if applicable	$578,701,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (98.8%)
Communication Services (7.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
4.350%, 3/1/29	$140,000	$130,225
4.300%, 2/15/30	141,000	128,398
2.750%, 6/1/31	160,000	128,171
2.250%, 2/1/32	2,208,000	1,665,500
TELUS Corp.
3.400%, 5/13/32	807,000	658,339
Verizon Communications, Inc.
4.329%, 9/21/28	139,000	130,393
4.016%, 12/3/29	144,000	130,594
3.150%, 3/22/30	151,000	128,793
1.500%, 9/18/30	480,000	364,879
1.680%, 10/30/30	170,000	129,058
1.750%, 1/20/31	171,000	128,982
2.550%, 3/21/31	109,000	86,865
4.500%, 8/10/33	290,000	257,793

		4,067,990

Entertainment (1.3%)
Walt Disney Co. (The)
2.000%, 9/1/29	4,110,000	3,402,612

Interactive Media & Services (0.5%)
Baidu, Inc.
4.875%, 11/14/28	200,000	191,474
2.375%, 10/9/30	600,000	473,754
2.375%, 8/23/31	400,000	307,932
Meta Platforms, Inc.
3.850%, 8/15/32	370,000	328,095

		1,301,255

Media (2.2%)
Charter Communications Operating LLC
2.250%, 1/15/29	2,750,000	2,244,220
4.400%, 4/1/33	80,000	67,845
Comcast Corp.
1.500%, 2/15/31	1,730,000	1,303,138
Paramount Global
4.200%, 6/1/29	1,690,000	1,455,806
4.200%, 5/19/32	420,000	334,017
5.500%, 5/15/33	470,000	402,925

		5,807,951

Wireless Telecommunication Services (2.2%)
Telefonica Europe BV
8.250%, 9/15/30	178,000	198,247
T-Mobile USA, Inc.
3.875%, 4/15/30	147,000	130,398
2.550%, 2/15/31	162,000	129,159
2.875%, 2/15/31	2,349,000	1,907,279
3.500%, 4/15/31	143,000	120,892
2.250%, 11/15/31	1,558,000	1,190,317
2.700%, 3/15/32	163,000	127,479
5.050%, 7/15/33	1,880,000	1,741,347
Vodafone Group plc
7.875%, 2/15/30	118,000	129,298

		5,674,416

Total Communication Services		20,254,224

Consumer Discretionary (4.3%)
Automobile Components (0.8%)
Aptiv plc
3.250%, 3/1/32	1,978,000	1,617,808
Magna International, Inc.
5.500%, 3/21/33	460,000	450,076

		2,067,884

Automobiles (0.2%)
General Motors Co.
5.000%, 10/1/28	140,000	133,431
Mercedes-Benz Finance North America LLC
8.500%, 1/18/31	250,000	295,851
Toyota Motor Corp.
2.760%, 7/2/29	40,000	35,232

		464,514

Broadline Retail (1.9%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31	3,000,000	2,340,720
Amazon.com, Inc.
1.500%, 6/3/30	3,380,000	2,673,174

		5,013,894

Hotels, Restaurants & Leisure (0.5%)
Marriott International, Inc.
Series GG
3.500%, 10/15/32	1,690,000	1,382,945

Household Durables (0.1%)
PulteGroup, Inc.
7.875%, 6/15/32	90,000	99,420

Specialty Retail (0.6%)
AutoZone, Inc.
3.750%, 4/18/29	356,000	321,136
Best Buy Co., Inc.
4.450%, 10/1/28	139,000	131,921
Lowe’s Cos., Inc.
2.625%, 4/1/31	1,440,000	1,161,648

		1,614,705

Textiles, Apparel & Luxury Goods (0.2%)
VF Corp.
2.950%, 4/23/30	710,000	557,308

Total Consumer Discretionary		11,200,670

Consumer Staples (6.1%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	335,000	324,259
3.500%, 6/1/30	1,306,000	1,165,325
4.900%, 1/23/31	313,000	304,938
PepsiCo, Inc.
4.450%, 2/15/33	130,000	124,425

		1,918,947

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
1.600%, 4/20/30	290,000	232,561
Dollar Tree, Inc.
2.650%, 12/1/31	380,000	293,788
Kroger Co. (The)
4.500%, 1/15/29	338,000	320,839

		847,188

Food Products (1.8%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	1,610,000	1,497,699
Pilgrim’s Pride Corp.
4.250%, 4/15/31	160,000	133,653
3.500%, 3/1/32	1,210,000	932,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
6.250%, 7/1/33	$380,000	$355,437
Unilever Capital Corp.
2.125%, 9/6/29	2,000,000	1,678,476

		4,597,808

Household Products (0.1%)
Clorox Co. (The)
1.800%, 5/15/30	320,000	252,164

Personal Care Products (0.4%)
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31	700,000	548,326
Haleon US Capital LLC
3.375%, 3/24/29	250,000	224,231
3.625%, 3/24/32	250,000	214,532

		987,089

Tobacco (2.7%)
Altria Group, Inc.
2.450%, 2/4/32	2,640,000	1,991,544
BAT Capital Corp.
3.462%, 9/6/29	2,550,000	2,184,798
BAT International Finance plc
5.931%, 2/2/29	140,000	137,433
Philip Morris International, Inc.
2.100%, 5/1/30	2,960,000	2,359,760
1.750%, 11/1/30	530,000	402,948

		7,076,483

Total Consumer Staples		15,679,679

Energy (9.4%)
Energy Equipment & Services (0.0%)†
Halliburton Co.
2.920%, 3/1/30	130,000	110,732

Oil, Gas & Consumable Fuels (9.4%)
Boardwalk Pipelines LP
3.600%, 9/1/32	840,000	685,644
BP Capital Markets America, Inc.
1.749%, 8/10/30	640,000	505,113
Cheniere Energy Partners LP
4.500%, 10/1/29	1,470,000	1,329,218
5.950%, 6/30/33§	4,430,000	4,261,527
Devon Energy Corp.
4.500%, 1/15/30	2,150,000	1,954,771
Enbridge, Inc.
5.700%, 3/8/33	132,000	126,401
EQT Corp.
7.000%, 2/1/30(e)(k)	260,000	267,771
Exxon Mobil Corp.
2.440%, 8/16/29	250,000	216,232
Hess Corp.
7.125%, 3/15/33	70,000	73,813
MPLX LP
2.650%, 8/15/30	260,000	209,525
Ovintiv, Inc.
6.250%, 7/15/33	1,370,000	1,324,095
Pioneer Natural Resources Co.
1.900%, 8/15/30	270,000	211,978
Targa Resources Corp.
4.200%, 2/1/33	550,000	467,368
Targa Resources Partners LP
6.875%, 1/15/29	4,590,000	4,595,258
5.500%, 3/1/30	2,350,000	2,152,274
4.000%, 1/15/32	630,000	529,332
TotalEnergies Capital International SA
3.455%, 2/19/29	5,070,000	4,622,403
2.829%, 1/10/30	140,000	121,252
TransCanada PipeLines Ltd.
4.100%, 4/15/30	470,000	420,215
Western Midstream Operating LP
4.750%, 8/15/28	144,000	134,564

		24,208,754

Total Energy		24,319,486

Financials (30.8%)
Banks (16.9%)
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	4,800,000	3,628,339
Bank of America Corp.
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29(k)	145,000	132,896
(SOFR + 1.53%), 1.898%, 7/23/31(k)	70,000	52,982
(SOFR + 1.33%), 2.972%, 2/4/33(k)	130,000	102,428
Bank of Nova Scotia (The)
4.850%, 2/1/30	139,000	131,042
2.150%, 8/1/31	170,000	130,222
2.450%, 2/2/32	786,000	609,467
Barclays plc
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	3,400,000	3,038,535
Canadian Imperial Bank of Commerce
3.600%, 4/7/32	151,000	128,306
Citigroup, Inc.
5.875%, 2/22/33	1,180,000	1,130,362
Citizens Financial Group, Inc.
2.500%, 2/6/30	460,000	356,037
3.250%, 4/30/30	270,000	218,132
Discover Bank
2.700%, 2/6/30	250,000	194,405
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.19%), 6.361%, 10/27/28(k)	262,000	259,661
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	149,000	134,910
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	400,000	351,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.39%), 2.848%, 6/4/31(k)	$1,400,000	$1,118,975
(SOFR + 1.95%), 2.357%, 8/18/31(k)	400,000	307,217
Huntington National Bank (The)
5.650%, 1/10/30	2,250,000	2,132,711
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29(k)	147,000	133,208
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29(k)	144,000	132,777
(SOFR + 1.18%), 2.545%, 11/8/32(k)	700,000	543,221
(SOFR + 1.26%), 2.963%, 1/25/33(k)	240,000	191,627
KeyBank NA
5.000%, 1/26/33	4,250,000	3,585,116
KeyCorp
2.550%, 10/1/29	1,623,000	1,266,388
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33(k)	550,000	460,390
Mizuho Financial Group, Inc.
2.564%, 9/13/31	1,600,000	1,208,117
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29(k)	600,000	581,420
PNC Bank NA
2.700%, 10/22/29	1,500,000	1,220,163
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	2,270,000	1,988,544
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	280,000	241,088
Royal Bank of Canada
2.300%, 11/3/31	1,106,000	856,277
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)	118,000	115,030
Sumitomo Mitsui Financial Group, Inc.
3.040%, 7/16/29	3,200,000	2,728,733
2.142%, 9/23/30	173,000	133,334
1.710%, 1/12/31	3,400,000	2,532,543
2.222%, 9/17/31	200,000	151,936
Toronto-Dominion Bank (The)
2.000%, 9/10/31	541,000	411,598
2.450%, 1/12/32	166,000	128,624
Truist Financial Corp.
(SOFR + 2.24%), 4.916%, 7/28/33(k)	160,000	136,519
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)	141,000	131,754
1.375%, 7/22/30	6,360,000	4,628,415
(SOFR + 2.11%), 4.967%, 7/22/33(k)	40,000	34,890
Wells Fargo & Co.
4.150%, 1/24/29	5,030,000	4,619,637
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	360,000	291,462
Westpac Banking Corp.
2.650%, 1/16/30	310,000	263,902
2.150%, 6/3/31	1,030,000	817,594

		43,692,775

Capital Markets (5.6%)
Bank of New York Mellon Corp. (The)
(SOFR + 1.42%), 4.289%, 6/13/33(k)	40,000	35,291
Brookfield Capital Finance LLC
6.087%, 6/14/33	60,000	58,110
Brookfield Finance, Inc.
4.850%, 3/29/29	143,000	135,386
Charles Schwab Corp. (The)
1.950%, 12/1/31	5,360,000	3,920,518
2.900%, 3/3/32	1,330,000	1,049,391
Goldman Sachs Group, Inc. (The)
(SOFR + 1.09%), 1.992%, 1/27/32(k)	340,000	255,186
(SOFR + 1.41%), 3.102%, 2/24/33(k)	640,000	511,874
Morgan Stanley
(SOFR + 1.03%), 1.794%, 2/13/32(k)	240,000	177,842
(SOFR + 1.29%), 2.943%, 1/21/33(k)	50,000	39,419
Nomura Holdings, Inc.
5.605%, 7/6/29	1,000,000	960,893
2.999%, 1/22/32	600,000	465,115
6.087%, 7/12/33	400,000	390,507
Northern Trust Corp.
3.150%, 5/3/29	4,900,000	4,353,650
Oaktree Specialty Lending Corp.
7.100%, 2/15/29	1,760,000	1,698,835
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33(k)	650,000	511,099

		14,563,116

Consumer Finance (3.5%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	158,000	135,287
3.300%, 1/30/32	300,000	238,201
Ally Financial, Inc.
2.200%, 11/2/28	173,000	136,637
Capital One Financial Corp.
(SOFR + 2.60%), 5.247%, 7/26/30(k)	830,000	768,797
(SOFR + 1.34%), 2.359%, 7/29/32(k)	4,820,000	3,301,200
General Motors Financial Co., Inc.
5.650%, 1/17/29	590,000	571,524
4.300%, 4/6/29	1,330,000	1,193,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Synchrony Financial
2.875%, 10/28/31	$3,520,000	$2,492,760
Toyota Motor Credit Corp.
3.650%, 1/8/29	74,000	68,500
2.150%, 2/13/30	60,000	49,407
3.375%, 4/1/30	40,000	35,372
1.650%, 1/10/31	180,000	139,306

		9,130,795

Financial Services (2.0%)
Fiserv, Inc.
4.200%, 10/1/28	142,000	133,124
3.500%, 7/1/29	148,000	132,135
Global Payments, Inc.
2.900%, 5/15/30	262,000	214,653
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	269,000	201,584
4.023%, 11/1/32	1,150,000	1,013,327
Shell International Finance BV
2.375%, 11/7/29	2,190,000	1,862,689
Visa, Inc.
1.100%, 2/15/31	2,120,000	1,599,777

		5,157,289

Insurance (2.8%)
Allstate Corp. (The)
1.450%, 12/15/30	1,990,000	1,481,505
Enstar Group Ltd.
4.950%, 6/1/29	149,000	137,370
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32	470,000	434,445
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	120,000	102,690
Lincoln National Corp.
3.050%, 1/15/30	256,000	209,402
3.400%, 1/15/31	168,000	136,230
Progressive Corp. (The)
4.950%, 6/15/33	2,250,000	2,137,494
Willis North America, Inc.
2.950%, 9/15/29	2,940,000	2,497,551

		7,136,687

Total Financials		79,680,662

Health Care (10.9%)
Biotechnology (0.4%)
Amgen, Inc.
2.000%, 1/15/32	1,300,000	984,488

Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.
2.272%, 12/1/28	1,350,000	1,137,205
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	400,000	395,614
5.905%, 11/22/32	300,000	297,603
Medtronic Global Holdings SCA
4.500%, 3/30/33	138,000	128,374

		1,958,796

Health Care Providers & Services (4.1%)
Ascension Health
Series B
2.532%, 11/15/29	1,052,000	896,930
Centene Corp.
4.625%, 12/15/29	2,920,000	2,622,043
3.375%, 2/15/30	200,000	165,436
2.500%, 3/1/31	170,000	130,147
2.625%, 8/1/31	1,570,000	1,198,727
Elevance Health, Inc.
4.750%, 2/15/33	850,000	789,933
HCA, Inc.
5.875%, 2/1/29	2,000,000	1,968,554
Humana, Inc.
2.150%, 2/3/32	3,830,000	2,890,990

		10,662,760

Pharmaceuticals (5.7%)
AstraZeneca plc
1.375%, 8/6/30	169,000	130,967
GlaxoSmithKline Capital plc
3.375%, 6/1/29	590,000	537,262
Johnson & Johnson
1.300%, 9/1/30	5,920,000	4,665,307
Merck & Co., Inc.
1.900%, 12/10/28	230,000	196,311
1.450%, 6/24/30	980,000	767,946
2.150%, 12/10/31	680,000	537,677
4.500%, 5/17/33	540,000	505,449
Novartis Capital Corp.
2.200%, 8/14/30	2,117,000	1,751,894
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	720,000	689,083
4.750%, 5/19/33	3,040,000	2,881,015
Royalty Pharma plc
2.200%, 9/2/30	990,000	767,699
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	1,600,000	1,286,544

		14,717,154

Total Health Care		28,323,198

Industrials (6.5%)
Aerospace & Defense (0.4%)
Boeing Co. (The)
6.125%, 2/15/33	140,000	140,839
RTX Corp.
1.900%, 9/1/31	1,360,000	1,026,587

		1,167,426

Building Products (0.2%)
Masco Corp.
2.000%, 10/1/30	350,000	267,943
Trane Technologies Financing Ltd.
3.800%, 3/21/29	145,000	133,546
5.250%, 3/3/33	133,000	128,500

		529,989

Commercial Services & Supplies (1.3%)
RELX Capital, Inc.
3.000%, 5/22/30	40,000	34,142
Republic Services, Inc.
1.750%, 2/15/32	1,300,000	970,776
Waste Connections, Inc.
4.200%, 1/15/33	1,420,000	1,266,190
Waste Management, Inc.
4.625%, 2/15/30	1,220,000	1,161,695

		3,432,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Electrical Equipment (1.4%)
Emerson Electric Co.
2.000%, 12/21/28	$3,460,000	$2,948,496
Regal Rexnord Corp.
6.400%, 4/15/33§	620,000	595,703

		3,544,199

Ground Transportation (0.3%)
Canadian Pacific Railway Co.
2.450%, 12/2/31	159,000	136,644
Norfolk Southern Corp.
3.000%, 3/15/32	157,000	129,258
Union Pacific Corp.
3.700%, 3/1/29	142,000	131,655
2.400%, 2/5/30	156,000	130,166
2.800%, 2/14/32	156,000	128,436

		656,159

Industrial Conglomerates (0.5%)
Pentair Finance Sarl
4.500%, 7/1/29	1,360,000	1,249,318

Machinery (0.3%)
Flowserve Corp.
2.800%, 1/15/32	880,000	673,966

Passenger Airlines (0.2%)
Southwest Airlines Co.
2.625%, 2/10/30	490,000	403,814

Professional Services (0.0%)†
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	60,000	47,686
Verisk Analytics, Inc.
5.750%, 4/1/33	90,000	88,971

		136,657

Trading Companies & Distributors (1.9%)
Air Lease Corp.
3.000%, 2/1/30	850,000	699,198
3.125%, 12/1/30	4,020,000	3,264,982
2.875%, 1/15/32	1,190,000	927,452

		4,891,632

Total Industrials		16,685,963

Information Technology (6.4%)
IT Services (0.6%)
International Business Machines Corp.
4.750%, 2/6/33	600,000	565,362
Kyndryl Holdings, Inc.
3.150%, 10/15/31	1,370,000	1,033,207

		1,598,569

Semiconductors & Semiconductor Equipment (4.0%)
Analog Devices, Inc.
2.100%, 10/1/31	163,000	128,731
Broadcom, Inc.
5.000%, 4/15/30	138,000	131,566
4.150%, 11/15/30	148,000	131,302
4.300%, 11/15/32	150,000	130,598
2.600%, 2/15/33§	1,180,000	876,642
Intel Corp.
1.600%, 8/12/28	158,000	133,280
2.450%, 11/15/29	156,000	132,409
5.125%, 2/10/30	135,000	132,464
3.900%, 3/25/30	144,000	131,148
4.150%, 8/5/32	143,000	130,004
5.200%, 2/10/33	135,000	130,341
KLA Corp.
4.650%, 7/15/32	136,000	128,593
Lam Research Corp.
4.000%, 3/15/29	140,000	131,833
Micron Technology, Inc.
6.750%, 11/1/29	129,000	131,169
4.663%, 2/15/30	143,000	129,723
2.703%, 4/15/32	172,000	131,072
5.875%, 2/9/33	136,000	129,976
NVIDIA Corp.
2.850%, 4/1/30	151,000	131,737
2.000%, 6/15/31	164,000	131,142
NXP BV
4.300%, 6/18/29	143,000	130,799
3.400%, 5/1/30	153,000	130,957
2.500%, 5/11/31	166,000	129,430
2.650%, 2/15/32	2,220,000	1,712,042
QUALCOMM, Inc.
2.150%, 5/20/30	157,000	129,889
1.650%, 5/20/32	5,880,000	4,405,621
Texas Instruments, Inc.
1.750%, 5/4/30	162,000	131,269
3.650%, 8/16/32	145,000	127,680
4.900%, 3/14/33	132,000	127,459
Xilinx, Inc.
2.375%, 6/1/30	158,000	131,086

		10,389,962

Software (0.4%)
Fortinet, Inc.
2.200%, 3/15/31	330,000	254,377
Roper Technologies, Inc.
1.750%, 2/15/31	810,000	612,329
VMware, Inc.
2.200%, 8/15/31	170,000	128,260

		994,966

Technology Hardware, Storage & Peripherals (1.4%)
Western Digital Corp.
2.850%, 2/1/29	4,360,000	3,485,256
3.100%, 2/1/32	80,000	58,284

		3,543,540

Total Information Technology		16,527,037

Materials (4.3%)
Chemicals (1.4%)
Celanese US Holdings LLC
6.379%, 7/15/32	300,000	288,536
Ecolab, Inc.
2.125%, 2/1/32	1,440,000	1,128,727
Huntsman International LLC
2.950%, 6/15/31	280,000	217,773
Linde, Inc.
1.100%, 8/10/30	1,680,000	1,289,692
Nutrien Ltd.
4.200%, 4/1/29	902,000	833,904

		3,758,632

Containers & Packaging (1.4%)
WRKCo., Inc.
3.000%, 6/15/33	4,600,000	3,607,886

Metals & Mining (1.5%)
BHP Billiton Finance USA Ltd.
4.900%, 2/28/33	135,000	127,883
Freeport-McMoRan, Inc.
4.250%, 3/1/30	2,985,000	2,638,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Newmont Corp.
2.800%, 10/1/29	$145,000	$122,703
2.250%, 10/1/30	144,000	114,610
2.600%, 7/15/32	475,000	371,543
Nucor Corp.
3.125%, 4/1/32	156,000	128,699
Rio Tinto Alcan, Inc.
7.250%, 3/15/31	118,000	129,129
Rio Tinto Finance USA plc
5.000%, 3/9/33	134,000	128,459
Yamana Gold, Inc.
2.630%, 8/15/31	121,000	92,831

		3,854,684

Total Materials		11,221,202

Real Estate (4.5%)
Diversified REITs (0.4%)
American Assets Trust LP (REIT)
3.375%, 2/1/31	120,000	89,999
GLP Capital LP (REIT)
4.000%, 1/15/31	40,000	33,108
3.250%, 1/15/32	350,000	269,710
Simon Property Group LP (REIT)
2.200%, 2/1/31	450,000	347,988
2.250%, 1/15/32	460,000	345,169

		1,085,974

Health Care REITs (1.2%)
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33	2,550,000	1,864,674
Sabra Health Care LP (REIT)
3.900%, 10/15/29	1,590,000	1,311,893

		3,176,567

Office REITs (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32	550,000	398,986
1.875%, 2/1/33	4,930,000	3,503,442
Boston Properties LP (REIT)
3.400%, 6/21/29	520,000	435,306
2.550%, 4/1/32	370,000	266,302
Highwoods Realty LP (REIT)
2.600%, 2/1/31	950,000	682,477

		5,286,513

Specialized REITs (0.8%)
EPR Properties (REIT)
3.750%, 8/15/29	2,670,000	2,150,538

Total Real Estate		11,699,592

Utilities (7.8%)
Electric Utilities (6.5%)
Alabama Power Co.
3.940%, 9/1/32	2,620,000	2,309,747
Arizona Public Service Co.
2.200%, 12/15/31	510,000	386,345
Entergy Louisiana LLC
1.600%, 12/15/30	680,000	512,502
2.350%, 6/15/32	6,010,000	4,595,174
Florida Power & Light Co.
5.100%, 4/1/33	700,000	675,574
4.800%, 5/15/33	3,060,000	2,893,185
Pacific Gas and Electric Co.
4.550%, 7/1/30	900,000	794,982
6.400%, 6/15/33	350,000	338,124
Progress Energy, Inc.
7.000%, 10/30/31	90,000	94,329
Southern Co. (The)
5.700%, 10/15/32	2,190,000	2,144,387
5.200%, 6/15/33	410,000	387,444
Virginia Electric and Power Co.
Series A
2.875%, 7/15/29	152,000	132,427
Xcel Energy, Inc.
5.450%, 8/15/33	1,660,000	1,583,450

		16,847,670

Gas Utilities (0.5%)
ONE Gas, Inc.
4.250%, 9/1/32	1,280,000	1,155,814

Multi-Utilities (0.8%)
National Grid plc
5.809%, 6/12/33	1,070,000	1,038,774
NiSource, Inc.
1.700%, 2/15/31	1,000,000	747,000
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	260,000	201,568
Sempra
3.700%, 4/1/29	168,000	151,425

		2,138,767

Total Utilities		20,142,251

Total Corporate Bonds		255,733,964

Total Long-Term Debt Securities (98.8%) (Cost $260,318,676)		255,733,964

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (26.1%)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	67,664,297	67,684,597

Total Short-Term Investment (26.1%) (Cost $67,684,597)		67,684,597

Total Investments in Securities (124.9%) (Cost $328,003,273)		323,418,561
Other Assets Less Liabilities (-24.9%)		(64,410,858)

Net Assets (100%)		$259,007,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $5,733,872 or 2.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

Glossary:

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Australia	0.5%
Belgium	0.7
Canada	2.3
China	2.1
France	1.8
Germany	0.1
Ireland	0.1
Japan	3.8
Netherlands	0.7
Spain	1.5
Switzerland	0.7
United Kingdom	4.4
United States	106.2
Cash and Other	(24.9)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$20,254,224	$—	$20,254,224
Consumer Discretionary	—	11,200,670	—	11,200,670
Consumer Staples	—	15,679,679	—	15,679,679
Energy	—	24,319,486	—	24,319,486
Financials	—	79,680,662	—	79,680,662
Health Care	—	28,323,198	—	28,323,198
Industrials	—	16,685,963	—	16,685,963
Information Technology	—	16,527,037	—	16,527,037
Materials	—	11,221,202	—	11,221,202
Real Estate	—	11,699,592	—	11,699,592
Utilities	—	20,142,251	—	20,142,251
Short-Term Investment
Investment Company	67,684,597	—	—	67,684,597

Total Assets	$67,684,597	$255,733,964	$—	$323,418,561

Total Liabilities	$—	$—	$—	$—

Total	$67,684,597	$255,733,964	$—	$323,418,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,172
Aggregate gross unrealized depreciation	(4,624,884)

Net unrealized depreciation	$(4,584,712)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$328,003,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Financial Services (0.1%)
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	$5,979,000	$5,939,341
Series NN
3.250%, 6/15/25	2,500,000	2,415,038

Total Financials		8,354,379

Total Corporate Bond		8,354,379

U.S. Government Agency Securities (49.5%)
FFCB
0.250%, 2/26/24	35,370,000	34,634,269
3.625%, 3/6/24	17,500,000	17,357,128
0.390%, 6/17/24	10,000,000	9,641,595
4.250%, 9/26/24	15,000,000	14,821,691
0.440%, 11/4/24	10,000,000	9,466,951
0.300%, 11/12/24	5,000,000	4,721,317
4.500%, 11/18/24	25,000,000	24,734,600
1.125%, 1/6/25	2,500,000	2,370,136
1.750%, 2/14/25	31,505,000	30,107,271
4.750%, 2/21/25	17,502,000	17,356,336
0.680%, 8/4/25	30,000,000	27,598,932
0.570%, 8/12/25	10,000,000	9,172,583
4.250%, 9/30/25	15,000,000	14,738,999
0.600%, 11/24/25	15,000,000	13,618,240
4.750%, 5/28/26	10,000,000	9,941,149
4.375%, 6/23/26	12,000,000	11,840,084
4.500%, 8/14/26	10,000,000	9,885,460
4.750%, 9/1/26	10,000,000	9,944,037
0.680%, 1/13/27	5,000,000	4,353,109
0.700%, 1/27/27	15,000,000	13,043,281
4.500%, 8/28/28	10,000,000	9,919,270
1.040%, 1/25/29	15,000,000	12,264,771
1.230%, 7/29/30	5,000,000	3,880,443
1.240%, 9/3/30	10,000,000	7,722,871
1.380%, 1/14/31	30,000,000	23,099,580
1.990%, 3/17/31	10,000,000	8,026,898
FHLB
2.125%, 2/28/24	16,445,000	16,221,251
3.375%, 3/8/24	22,500,000	22,294,395
0.375%, 3/15/24	50,000,000	48,855,845
2.875%, 6/14/24	13,085,000	12,846,042
2.750%, 6/28/24	50,000,000	48,998,370
4.500%, 10/3/24	75,000,000	74,257,200
2.750%, 12/13/24	40,000,000	38,726,744
1.250%, 1/27/25	25,000,000	23,674,728
1.300%, 1/28/25	60,000,000	56,862,054
5.000%, 2/28/25	10,000,000	9,957,508
2.375%, 3/14/25	10,000,000	9,589,905
0.500%, 4/14/25	41,290,000	38,446,717
4.625%, 6/6/25	9,000,000	8,932,159
0.500%, 6/13/25	20,000,000	18,484,442
3.125%, 6/13/25	10,000,000	9,634,062
0.375%, 9/4/25	56,620,000	51,843,667
0.550%, 1/20/26	5,000,000	4,507,185
0.625%, 1/22/26	25,000,000	22,569,517
0.650%, 1/28/26	15,000,000	13,541,781
0.700%, 1/28/26	20,000,000	18,077,232
0.600%, 2/12/26	10,000,000	9,005,107
0.680%, 2/24/26	5,000,000	4,505,836
0.750%, 2/24/26	25,000,000	22,536,457
0.650%, 2/26/26	10,000,000	9,003,290
5.875%, 8/10/26	5,000,000	4,992,670
1.050%, 8/13/26	36,000,000	32,180,897
1.875%, 9/11/26	24,000,000	22,007,909
1.500%, 11/23/26	50,000,000	44,941,250
1.250%, 12/21/26	50,000,000	44,588,505
1.700%, 1/28/27	69,245,000	62,306,568
0.830%, 2/10/27	10,000,000	8,726,301
1.020%, 2/24/27	15,000,000	13,157,179
0.900%, 2/26/27	35,000,000	30,523,325
1.115%, 2/26/27	30,000,000	26,397,480
1.100%, 2/25/28	15,000,000	12,778,716
3.250%, 6/9/28	25,000,000	23,467,865
4.000%, 6/30/28	10,000,000	9,710,813
1.000%, 8/16/28	5,000,000	4,176,688
3.250%, 11/16/28(x)	66,335,000	62,178,130
4.500%, 9/13/30	10,000,000	9,753,010
FHLMC
0.450%, 11/25/24	10,000,000	9,449,655
4.000%, 12/30/24	30,000,000	29,499,474
5.150%, 1/24/25	10,000,000	9,942,692
1.500%, 2/12/25	60,000,000	57,037,782
5.150%, 2/14/25	10,000,000	9,941,633
4.320%, 3/21/25	25,000,000	24,615,950
3.050%, 5/12/25	50,000,000	48,235,695
0.375%, 7/21/25	7,225,000	6,640,045
0.600%, 8/12/25	10,000,000	9,179,147
4.050%, 8/28/25	35,000,000	34,185,655
0.680%, 9/2/25	26,300,000	24,128,759
0.375%, 9/23/25	68,490,000	62,443,107
4.625%, 9/29/25	15,000,000	14,785,899
0.600%, 9/30/25	20,000,000	18,260,254
0.600%, 10/15/25	10,905,000	9,940,373
0.600%, 11/12/25	5,000,000	4,544,363
0.640%, 11/24/25	15,000,000	13,628,151
0.625%, 11/25/25	10,000,000	9,081,511
0.620%, 12/1/25	15,000,000	13,614,781
0.750%, 6/23/26	15,000,000	13,365,308
5.850%, 8/23/27	5,000,000	4,991,113
6.750%, 9/15/29	20,000,000	22,072,110
6.750%, 3/15/31	18,000,000	20,210,175
6.250%, 7/15/32(x)	45,000,000	49,828,136
FNMA
1.625%, 10/15/24	65,050,000	62,518,241
1.625%, 1/7/25	83,600,000	79,781,252
0.625%, 4/22/25	36,380,000	33,860,474
0.500%, 6/17/25	45,000,000	41,607,751
0.375%, 8/25/25	127,500,000	116,735,252
0.580%, 10/20/25	20,000,000	18,213,700
0.560%, 10/22/25	10,000,000	9,100,901
0.540%, 10/27/25	10,000,000	9,092,110
0.600%, 10/29/25	10,000,000	9,101,950
0.500%, 11/7/25	63,385,000	57,685,554
0.560%, 11/17/25	10,000,000	9,076,500
0.650%, 12/10/25	10,000,000	9,073,638
0.650%, 12/17/25	10,000,000	9,068,432
2.125%, 4/24/26	119,485,000	111,456,875
1.875%, 9/24/26	120,000,000	110,193,516
0.875%, 12/18/26	10,000,000	8,794,112
0.750%, 10/8/27	80,000,000	68,275,920
6.250%, 5/15/29	25,000,000	26,845,932
7.125%, 1/15/30	40,000,000	45,091,296
0.875%, 8/5/30	134,805,000	104,264,065
6.625%, 11/15/30	45,000,000	49,817,934
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,024,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Tennessee Valley Authority
2.875%, 9/15/24	$20,000,000	$19,501,208
0.750%, 5/15/25	8,330,000	7,748,664
3.875%, 3/15/28	7,500,000	7,239,061
1.500%, 9/15/31	10,420,000	8,065,764
Series A
2.875%, 2/1/27	48,000,000	45,040,056
Series E
6.750%, 11/1/25	15,779,000	16,266,942

Total U.S. Government Agency Securities		2,978,683,077

U.S. Treasury Obligations (41.4%)
U.S. Treasury Notes
2.250%, 10/31/24	4,000,000	3,866,740
1.500%, 11/30/24	7,000,000	6,696,445
4.500%, 11/30/24	20,000,000	19,795,362
2.250%, 12/31/24	22,000,000	21,183,639
4.250%, 12/31/24	25,000,000	24,658,500
1.125%, 1/15/25	25,000,000	23,698,272
4.125%, 1/31/25	18,000,000	17,721,598
2.000%, 2/15/25	13,000,000	12,432,333
4.625%, 2/28/25	25,000,000	24,773,253
3.875%, 3/31/25	10,000,000	9,800,793
3.875%, 4/30/25	10,000,000	9,795,340
2.125%, 5/15/25	37,000,000	35,240,014
2.750%, 5/15/25	30,000,000	28,859,130
4.250%, 5/31/25	20,000,000	19,702,582
2.875%, 6/15/25	17,000,000	16,365,268
4.625%, 6/30/25	20,000,000	19,828,902
3.000%, 7/15/25	50,000,000	48,179,340
0.250%, 7/31/25	15,000,000	13,733,355
4.750%, 7/31/25	20,000,000	19,867,364
2.000%, 8/15/25	30,000,000	28,342,929
5.000%, 8/31/25(x)	15,000,000	14,970,126
5.000%, 9/30/25	20,000,000	19,982,640
4.250%, 10/15/25	15,000,000	14,765,634
0.250%, 10/31/25	10,000,000	9,065,650
0.375%, 11/30/25	5,000,000	4,529,987
4.000%, 12/15/25	30,000,000	29,374,302
0.375%, 12/31/25	61,750,000	55,809,965
3.875%, 1/15/26	25,000,000	24,408,160
0.375%, 1/31/26	55,000,000	49,508,635
1.625%, 2/15/26	20,000,000	18,525,448
4.000%, 2/15/26	25,000,000	24,469,265
0.500%, 2/28/26	43,000,000	38,701,866
0.750%, 3/31/26	60,000,000	54,247,500
2.250%, 3/31/26	35,000,000	32,835,740
0.750%, 4/30/26	40,000,000	36,028,040
1.625%, 5/15/26	42,000,000	38,656,250
3.625%, 5/15/26	20,000,000	19,387,464
0.750%, 5/31/26	43,000,000	38,608,453
4.125%, 6/15/26	17,500,000	17,175,606
0.875%, 6/30/26	27,000,000	24,292,734
4.500%, 7/15/26	20,000,000	19,814,864
0.625%, 7/31/26	25,000,000	22,251,025
1.500%, 8/15/26	35,500,000	32,359,688
4.375%, 8/15/26	15,000,000	14,813,662
1.375%, 8/31/26	16,615,000	15,072,949
4.625%, 9/15/26	25,000,000	24,878,850
0.875%, 9/30/26	25,000,000	22,308,655
2.000%, 11/15/26	90,000,000	82,782,477
2.250%, 2/15/27	10,000,000	9,228,552
2.250%, 11/15/27	18,500,000	16,825,865
3.875%, 11/30/27	10,000,000	9,696,366
0.625%, 12/31/27	25,000,000	21,142,912
3.875%, 12/31/27	25,000,000	24,237,948
3.500%, 1/31/28	17,000,000	16,230,770
2.750%, 2/15/28	25,600,000	23,681,050
1.250%, 3/31/28	50,000,000	43,158,985
1.250%, 4/30/28	10,000,000	8,611,421
2.875%, 5/15/28	86,500,000	80,166,081
1.250%, 5/31/28	60,500,000	51,967,140
3.625%, 5/31/28	20,000,000	19,175,152
1.250%, 6/30/28	5,000,000	4,282,780
4.000%, 6/30/28	17,500,000	17,036,943
4.125%, 7/31/28	20,000,000	19,573,304
2.875%, 8/15/28	76,000,000	70,183,112
1.125%, 8/31/28	25,000,000	21,174,500
1.250%, 9/30/28	30,000,000	25,503,651
4.625%, 9/30/28	25,000,000	25,019,582
3.125%, 11/15/28	87,500,000	81,494,298
2.625%, 2/15/29	52,000,000	47,044,977
2.375%, 5/15/29	82,000,000	72,876,901
3.250%, 6/30/29	15,000,000	13,940,691
1.625%, 8/15/29	17,500,000	14,853,115
4.000%, 10/31/29	25,000,000	24,140,680
3.875%, 12/31/29	20,000,000	19,162,998
1.500%, 2/15/30	32,400,000	26,869,401
4.000%, 2/28/30	15,000,000	14,470,433
0.625%, 5/15/30	40,000,000	30,962,772
3.750%, 5/31/30	20,000,000	18,994,402
3.750%, 6/30/30	20,000,000	18,988,624
4.000%, 7/31/30	15,000,000	14,454,333
0.625%, 8/15/30	33,500,000	25,713,789
4.625%, 9/30/30	15,000,000	15,009,371
0.875%, 11/15/30	36,000,000	28,012,903
1.125%, 2/15/31	35,600,000	28,082,761
1.625%, 5/15/31	15,000,000	12,177,988
1.250%, 8/15/31	30,000,000	23,446,728
1.375%, 11/15/31	59,500,000	46,631,935
1.875%, 2/15/32	79,000,000	64,181,046
2.875%, 5/15/32	23,000,000	20,190,792
2.750%, 8/15/32	31,000,000	26,843,241
4.125%, 11/15/32	3,000,000	2,893,863
3.500%, 2/15/33	35,000,000	32,123,868
3.375%, 5/15/33	25,000,000	22,680,858
3.875%, 8/15/33	38,000,000	35,910,190

Total U.S. Treasury Obligations		2,493,215,866

Total Long-Term Debt Securities (91.0%) (Cost $5,886,592,462)		5,480,253,322

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.5%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	950,000	45,543,000
Schwab Short-Term U.S. Treasury ETF(x)	950,000	45,495,500
Vanguard Intermediate-Term Treasury ETF(x)	3,900,000	222,885,000
Vanguard Short-Term Treasury ETF	3,400,000	195,840,000

Total Exchange Traded Funds (8.5%) (Cost $543,971,797)		509,763,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	7,000,000	$7,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	10,087,168	10,087,168
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		27,087,168

Total Short-Term Investments (0.4%) (Cost $27,087,168)		27,087,168

Total Investments in Securities (99.9%) (Cost $6,457,651,427)		6,017,103,990
Other Assets Less Liabilities (0.1%)		5,261,133

Net Assets (100%)		$6,022,365,123

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $40,473,268. This was collateralized by $14,158,325 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.558%, maturing 10/12/23 - 2/15/53 and by cash of $27,087,168 which was subsequently invested in investment companies.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$8,354,379	$—	$8,354,379
Exchange Traded Funds	509,763,500	—	—	509,763,500
Short-Term Investments
Investment Companies	27,087,168	—	—	27,087,168
U.S. Government Agency Securities	—	2,978,683,077	—	2,978,683,077
U.S. Treasury Obligations	—	2,493,215,866	—	2,493,215,866

Total Assets	$536,850,668	$5,480,253,322	$—	$6,017,103,990

Total Liabilities	$—	$—	$—	$—

Total	$536,850,668	$5,480,253,322	$—	$6,017,103,990

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,090
Aggregate gross unrealized depreciation	(441,787,903)

Net unrealized depreciation	$(441,669,813)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,458,773,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.5%)
Ampol Ltd.	9,487	$206,169
ANZ Group Holdings Ltd.	114,943	1,896,341
APA Group	47,177	251,759
Aristocrat Leisure Ltd.	51,938	1,364,126
ASX Ltd.	7,604	279,259
Aurizon Holdings Ltd.	77,109	173,025
BHP Group Ltd. (ASE Stock Exchange)	101,615	2,891,001
BHP Group Ltd. (London Stock Exchange)	93,034	2,655,585
BlueScope Steel Ltd.	18,776	234,680
Brambles Ltd.	52,828	486,390
Cochlear Ltd.	2,593	425,662
Coles Group Ltd.	51,797	518,193
Commonwealth Bank of Australia	64,405	4,139,677
Computershare Ltd.	22,211	370,723
Dexus (REIT)	44,852	210,514
EBOS Group Ltd.	6,604	135,367
Endeavour Group Ltd.	58,253	197,381
Flutter Entertainment plc (Dublin Stock Exchange)*	6,860	1,123,449
Flutter Entertainment plc (London Stock Exchange)*	7,614	1,243,910
Fortescue Metals Group Ltd.	65,707	883,793
Glencore plc	710,599	4,074,042
Goodman Group (REIT)	65,017	896,667
GPT Group (The) (REIT)	70,490	176,754
IDP Education Ltd.	7,486	102,905
IGO Ltd.	25,450	207,157
Insurance Australia Group Ltd.	94,453	344,938
Lendlease Corp. Ltd.	25,590	118,133
Lottery Corp. Ltd. (The)	158,442	480,828
Macquarie Group Ltd.	14,277	1,539,660
Medibank Pvt Ltd.	104,347	230,789
Mineral Resources Ltd.	6,846	297,683
Mirvac Group (REIT)	159,470	218,392
National Australia Bank Ltd.	120,440	2,251,091
Newcrest Mining Ltd.	35,034	552,316
Northern Star Resources Ltd.	43,467	292,327
Orica Ltd.	16,806	168,456
Origin Energy Ltd.	65,274	368,478
Pilbara Minerals Ltd.(x)	95,291	263,450
Qantas Airways Ltd.*	31,253	104,087
QBE Insurance Group Ltd.	57,142	577,177
Ramsay Health Care Ltd.	7,528	251,057
REA Group Ltd.	1,970	195,463
Reece Ltd.	9,643	115,505
Rio Tinto Ltd.	14,435	1,053,856
Rio Tinto plc	43,261	2,730,979
Rio Tinto plc (ADR)	28,081	1,787,075
Santos Ltd.	123,488	627,233
Scentre Group (REIT)	199,218	315,095
SEEK Ltd.	13,829	196,232
Sonic Healthcare Ltd.	17,349	332,405
South32 Ltd.	175,765	383,097
Stockland (REIT)	87,103	219,531
Suncorp Group Ltd.	47,772	429,089
Telstra Group Ltd.	150,790	373,259
Transurban Group	118,367	965,761
Treasury Wine Estates Ltd.	28,377	224,961
Vicinity Ltd. (REIT)	159,395	173,709
Washington H Soul Pattinson & Co. Ltd.(x)	8,103	169,788
Wesfarmers Ltd.	43,235	1,469,399
Westpac Banking Corp.	134,348	1,826,917
WiseTech Global Ltd.	13,036	545,216
Woodside Energy Group Ltd. (ASE Stock Exchange)	55,832	1,309,900
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	390,315
Woolworths Group Ltd.	46,189	1,108,300

		50,146,476

Austria (0.3%)
Erste Group Bank AG	72,540	2,517,061
Mondi plc	17,906	299,852
OMV AG	6,008	287,871
Verbund AG	2,771	225,729
voestalpine AG	4,513	123,292

		3,453,805

Belgium (0.4%)
Ageas SA/NV	6,401	264,134
Anheuser-Busch InBev SA/NV	33,720	1,872,006
D’ieteren Group	865	146,232
Elia Group SA/NV	1,053	103,146
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	110,708
Groupe Bruxelles Lambert SA	2,357	175,831
KBC Group NV	9,558	597,621
Lotus Bakeries NV	16	130,084
Sofina SA	533	108,082
Solvay SA	2,757	305,621
UCB SA	4,999	409,814
Umicore SA	7,604	180,483
Warehouses De Pauw CVA (REIT)	6,344	157,216

		4,560,978

Brazil (0.4%)
Ambev SA*	670,400	1,749,838
Banco Bradesco SA (ADR)	435,504	1,241,187
Hypera SA	53,289	395,012
Petroleo Brasileiro SA (ADR)	72,697	1,089,728
Yara International ASA	6,592	249,773

		4,725,538

Burkina Faso (0.0%)†
Endeavour Mining plc	7,386	142,925

Canada (1.3%)
Agnico Eagle Mines Ltd.	28,485	1,294,382
CAE, Inc.*	87,400	2,040,459
Canadian National Railway Co.	19,515	2,113,353
Canadian Pacific Kansas City Ltd.	14,797	1,099,875
Element Fleet Management Corp.	69,248	993,663
Franco-Nevada Corp.	10,736	1,433,285
Magna International, Inc.	27,269	1,461,373
RB Global, Inc.	28,626	1,792,273
Restaurant Brands International, Inc.(x)	34,638	2,307,584

		14,536,247

Chile (0.1%)
Antofagasta plc	14,881	259,454
Sociedad Quimica y Minera de Chile SA (ADR)	22,559	1,346,095

		1,605,549

China (1.3%)
Alibaba Group Holding Ltd.*	68,300	746,586
Anhui Conch Cement Co. Ltd., Class H	169,000	449,965
Baidu, Inc. (ADR)*	13,324	1,790,079
BOC Hong Kong Holdings Ltd.	145,543	398,661
Budweiser Brewing Co. APAC Ltd.(m)	66,900	132,075
BYD Co. Ltd., Class H	54,500	1,684,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
China Life Insurance Co. Ltd., Class H	633,000	$986,164
China Resources Gas Group Ltd.	131,700	385,970
ESR Group Ltd.(m)	79,800	112,094
Kingsoft Corp. Ltd.	100,400	364,114
Ping An Insurance Group Co. of China Ltd., Class H	112,000	641,455
Prosus NV*	75,799	2,237,467
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	305,500	717,818
SITC International Holdings Co. Ltd.	59,000	99,150
Tencent Holdings Ltd.	29,600	1,157,397
TravelSky Technology Ltd., Class H	724,000	1,255,521
Wilmar International Ltd.	77,555	211,617
Xinyi Glass Holdings Ltd.	55,000	71,217
Yum China Holdings, Inc.(Hong Kong stock exchange)	5,100	287,728
Yum China Holdings, Inc.(New York stock exchange)	12,022	669,866

		14,399,159

Colombia (0.2%)
Bancolombia SA (ADR)(x)	53,861	1,437,011
Ecopetrol SA (ADR)(x)	81,551	944,361

		2,381,372

Denmark (1.9%)
AP Moller - Maersk A/S, Class A	108	191,828
AP Moller - Maersk A/S, Class B	182	328,554
Carlsberg A/S, Class B	3,732	471,575
Chr Hansen Holding A/S	4,200	257,438
Coloplast A/S, Class B	5,180	548,954
Danske Bank A/S	25,944	604,427
Demant A/S*	3,889	161,305
DSV A/S	7,239	1,353,506
Genmab A/S*	2,565	911,910
Novo Nordisk A/S, Class B	161,272	14,720,218
Novozymes A/S, Class B	8,143	328,631
Orsted A/S(m)	7,354	401,452
Pandora A/S	3,193	331,138
ROCKWOOL A/S, Class B	382	92,732
Tryg A/S	13,579	248,984
Vestas Wind Systems A/S*	39,270	843,689

		21,796,341

Finland (0.6%)
Elisa OYJ	5,590	259,391
Fortum OYJ	18,193	211,484
Kesko OYJ, Class B	10,735	192,602
Kone OYJ, Class B	13,261	559,686
Metso OYJ	27,034	284,502
Neste OYJ	16,452	558,865
Nokia OYJ	206,968	780,739
Nordea Bank Abp (Helsinki Stock Exchange)	2,447	26,937
Nordea Bank Abp (Stockholm Stock Exchange)	205,319	2,257,362
Orion OYJ, Class B	4,218	165,982
Sampo OYJ, Class A	17,629	763,796
Stora Enso OYJ, Class R	21,063	264,777
UPM-Kymmene OYJ	20,730	711,638
Wartsila OYJ Abp	17,969	204,320

		7,242,081

France (8.9%)
Accor SA	59,785	2,018,854
Adevinta ASA*	11,739	116,220
Aeroports de Paris SA	1,194	141,258
Air Liquide SA	33,539	5,667,784
Airbus SE	29,623	3,976,876
Alstom SA	72,604	1,734,789
Amundi SA(m)	2,575	145,241
Arkema SA	2,188	216,429
AXA SA	128,317	3,822,987
BioMerieux	1,684	163,477
BNP Paribas SA	73,255	4,680,234
Bollore SE	28,349	152,557
Bouygues SA	7,647	267,930
Bureau Veritas SA	11,059	274,882
Capgemini SE	36,668	6,427,609
Carrefour SA	22,455	386,615
Cie de Saint-Gobain SA	17,773	1,068,804
Cie Generale des Etablissements Michelin SCA	25,665	788,795
Covivio SA (REIT)	1,895	84,347
Credit Agricole SA	47,385	585,743
Danone SA	56,390	3,115,654
Dassault Aviation SA	793	149,570
Dassault Systemes SE	43,426	1,620,469
Edenred SE	9,783	613,138
Eiffage SA	2,924	278,350
Engie SA	176,724	2,714,806
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	762,283
EssilorLuxottica SA (Euronext Paris)	19,574	3,417,922
Eurazeo SE	1,565	93,402
Forvia SE*	72,700	1,507,265
Gecina SA (REIT)	1,793	183,404
Getlink SE	14,224	227,229
Hermes International SCA	1,217	2,225,687
Ipsen SA	1,432	188,036
Kering SA	4,976	2,272,172
Klepierre SA (REIT)	8,749	214,875
La Francaise des Jeux SAEM(m)	4,300	140,022
Legrand SA	10,344	954,730
L’Oreal SA	9,267	3,852,391
LVMH Moet Hennessy Louis Vuitton SE	15,532	11,764,153
Orange SA	71,467	820,565
Pernod Ricard SA	18,943	3,161,339
Publicis Groupe SA	8,903	675,455
Remy Cointreau SA	893	109,188
Renault SA	30,089	1,236,676
Safran SA	31,958	5,022,188
Sartorius Stedim Biotech	1,111	265,461
SEB SA	844	79,104
Societe Generale SA	27,750	676,110
Sodexo SA	7,985	823,278
Teleperformance SE	21,595	2,726,059
Thales SA	3,991	561,613
TotalEnergies SE	109,394	7,206,576
Unibail-Rodamco-Westfield (REIT)*	4,682	231,415
Valeo SE	8,706	150,308
Veolia Environnement SA	70,962	2,057,924
Vinci SA	40,856	4,536,339
Vivendi SE	25,097	220,124
Wendel SE	1,104	87,599
Worldline SA(m)*	9,017	254,060

		99,918,370

Germany (6.9%)
adidas AG	6,269	1,104,341
Allianz SE (Registered)	20,362	4,858,807
BASF SE	52,767	2,396,091
Bayer AG (Registered)	64,352	3,092,243
Bayerische Motoren Werke AG	11,566	1,178,549
Bayerische Motoren Werke AG (Preference)(q)	2,327	217,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bechtle AG	3,285	$153,648
Beiersdorf AG	3,881	501,204
Brenntag SE	5,572	432,870
Carl Zeiss Meditec AG	1,644	143,951
Commerzbank AG	41,683	475,508
Continental AG	29,938	2,113,084
Covestro AG(m)*	7,397	399,314
Daimler Truck Holding AG	18,384	637,905
Deutsche Bank AG (Registered)	74,422	822,234
Deutsche Boerse AG	14,607	2,528,060
Deutsche Lufthansa AG (Registered)*	24,376	193,441
Deutsche Post AG	38,088	1,551,748
Deutsche Telekom AG (Registered)	297,890	6,257,311
Dr Ing hc F Porsche AG (Preference)(m)(q)	4,277	402,445
E.ON SE	86,672	1,026,301
Evonik Industries AG	8,477	155,272
Fresenius Medical Care AG & Co. KGaA	8,030	346,720
Fresenius SE & Co. KGaA	16,578	516,348
GEA Group AG	38,182	1,411,263
Hannover Rueck SE	2,324	510,821
Heidelberg Materials AG	5,641	438,469
HelloFresh SE*	5,805	173,564
Henkel AG & Co. KGaA	3,980	251,293
Henkel AG & Co. KGaA (Preference)(q)	6,652	474,435
Infineon Technologies AG	107,199	3,553,655
Knorr-Bremse AG	2,737	174,142
LEG Immobilien SE*	2,818	194,670
Mercedes-Benz Group AG	30,831	2,147,755
Merck KGaA	25,331	4,235,447
MTU Aero Engines AG	10,195	1,851,236
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,244	2,046,371
Nemetschek SE	2,092	128,017
Porsche Automobil Holding SE (Preference)(q)	5,917	291,831
Puma SE	3,881	241,267
Rational AG	208	131,945
Rheinmetall AG	1,620	417,739
RWE AG	87,361	3,246,539
SAP SE	76,265	9,903,121
Sartorius AG (Preference)(q)	965	328,315
Scout24 SE(m)	2,996	207,979
Siemens AG (Registered)	53,037	7,606,913
Siemens Energy AG*	20,980	274,602
Siemens Healthineers AG(m)	32,117	1,629,874
Symrise AG, Class A	15,025	1,434,750
Talanx AG	2,520	159,856
Telefonica Deutschland Holding AG	29,302	52,510
Volkswagen AG	1,163	153,329
Volkswagen AG (Preference)(q)	7,977	918,766
Vonovia SE	46,363	1,118,084
Wacker Chemie AG	726	104,120
Zalando SE(m)*	9,140	204,185

		77,521,496

Hong Kong (1.7%)
AIA Group Ltd.	895,252	7,299,477
CK Asset Holdings Ltd.	74,705	393,513
CK Infrastructure Holdings Ltd.	24,340	115,158
CLP Holdings Ltd.	61,564	455,581
Futu Holdings Ltd. (ADR)*	2,212	127,876
Hang Lung Properties Ltd.	79,438	108,745
Hang Seng Bank Ltd.	30,174	375,492
Henderson Land Development Co. Ltd.	54,906	144,786
HKT Trust & HKT Ltd.	159,042	166,131
Hong Kong & China Gas Co. Ltd.	434,330	302,829
Hong Kong Exchanges & Clearing Ltd.	46,239	1,727,700
Hongkong Land Holdings Ltd.	45,900	160,650
Jardine Matheson Holdings Ltd.	6,100	284,565
Link REIT (REIT)	96,478	473,091
MTR Corp. Ltd.	61,118	241,945
New World Development Co. Ltd.	55,559	108,125
Power Assets Holdings Ltd.	52,496	254,069
Prudential plc	390,247	4,231,936
Sino Land Co. Ltd.	135,239	152,492
Sun Hung Kai Properties Ltd.	56,278	602,238
Swire Pacific Ltd., Class A	14,831	100,092
Swire Properties Ltd.	44,600	93,062
Techtronic Industries Co. Ltd.	54,000	524,074
WH Group Ltd.(m)	331,323	173,892
Wharf Real Estate Investment Co. Ltd.	62,330	240,773

		18,858,292

India (0.7%)
HDFC Bank Ltd.	75,434	1,386,479
HDFC Bank Ltd. (ADR)	30,136	1,778,325
ICICI Bank Ltd. (ADR)	95,856	2,216,191
ITC Ltd.	78,991	422,725
Kotak Mahindra Bank Ltd.	25,962	542,649
Reliance Industries Ltd.	34,773	981,954
UPL Ltd.	96,267	714,398

		8,042,721

Ireland (0.2%)
AerCap Holdings NV*	5,933	371,821
AIB Group plc	45,650	205,603
Bank of Ireland Group plc	42,655	418,951
Kerry Group plc, Class A(x)	6,119	512,240
Kingspan Group plc	11,723	879,488
Smurfit Kappa Group plc(x)	9,864	329,130

		2,717,233

Israel (0.5%)
Azrieli Group Ltd.	1,541	78,943
Bank Hapoalim BM	50,579	449,394
Bank Leumi Le-Israel BM	58,542	483,616
Check Point Software Technologies Ltd.*	18,946	2,525,123
Elbit Systems Ltd.	1,027	204,118
Global-e Online Ltd.*	3,471	137,938
ICL Group Ltd.	29,531	163,128
Israel Discount Bank Ltd., Class A	47,387	255,800
Mizrahi Tefahot Bank Ltd.	5,865	212,347
Nice Ltd.*	2,535	428,736
Nice Ltd. (ADR)*	2,608	443,360
Teva Pharmaceutical Industries Ltd. (ADR)*	42,573	434,245
Wix.com Ltd.*	2,109	193,606

		6,010,354

Italy (1.5%)
Amplifon SpA	5,071	150,760
Assicurazioni Generali SpA	38,825	794,889
Coca-Cola HBC AG	8,530	234,064
Davide Campari-Milano NV	20,566	242,765
DiaSorin SpA	799	73,003
Enel SpA	316,277	1,946,114
Eni SpA	90,213	1,455,082
Ferrari NV	4,809	1,422,083
FinecoBank Banca Fineco SpA	23,112	281,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Infrastrutture Wireless Italiane SpA(m)	12,840	$152,923
Intesa Sanpaolo SpA	597,124	1,540,395
Leonardo SpA	168,972	2,440,300
Mediobanca Banca di Credito Finanziario SpA	21,689	287,322
Moncler SpA	8,004	466,100
Nexi SpA(m)*	22,358	136,817
Poste Italiane SpA(m)	20,651	217,634
Prysmian SpA	66,890	2,697,947
Recordati Industria Chimica e Farmaceutica SpA	3,886	183,690
Snam SpA	79,355	373,262
Telecom Italia SpA*	347,867	108,900
Terna - Rete Elettrica Nazionale	56,380	424,884
UniCredit SpA	70,472	1,693,533

		17,323,838

Japan (15.2%)
Advantest Corp.	29,200	816,951
Aeon Co. Ltd.	25,952	514,473
AGC, Inc.	7,250	254,410
Aisin Corp.	5,738	216,941
Ajinomoto Co., Inc.(x)	17,268	666,038
ANA Holdings, Inc.*	6,130	128,515
Asahi Group Holdings Ltd.	18,287	684,049
Asahi Intecc Co. Ltd.	7,700	138,501
Asahi Kasei Corp.	46,878	294,838
Astellas Pharma, Inc.	70,050	972,187
Azbil Corp.(x)	4,900	150,108
Bandai Namco Holdings, Inc.	23,457	477,491
BayCurrent Consulting, Inc.	5,400	180,602
Bridgestone Corp.	22,164	864,521
Brother Industries Ltd.	8,515	137,235
Canon, Inc.(x)	38,430	927,062
Capcom Co. Ltd.(x)	7,000	252,242
Central Japan Railway Co.	27,000	656,752
Chiba Bank Ltd. (The)	21,772	158,438
Chubu Electric Power Co., Inc.	24,254	309,505
Chugai Pharmaceutical Co. Ltd.	49,041	1,517,436
Concordia Financial Group Ltd.	40,700	185,607
CyberAgent, Inc.(x)	17,000	91,723
Dai Nippon Printing Co. Ltd.	8,481	220,765
Daifuku Co. Ltd.	12,300	232,888
Dai-ichi Life Holdings, Inc.	35,800	741,920
Daiichi Sankyo Co. Ltd.	70,861	1,946,970
Daikin Industries Ltd.	10,223	1,605,895
Daito Trust Construction Co. Ltd.	2,338	246,410
Daiwa House Industry Co. Ltd.(x)	23,558	632,932
Daiwa House REIT Investment Corp. (REIT)	90	158,873
Daiwa Securities Group, Inc.	50,476	291,527
Denso Corp.	218,448	3,509,727
Dentsu Group, Inc.	8,074	237,725
Disco Corp.	3,600	664,400
East Japan Railway Co.	11,325	648,323
Eisai Co. Ltd.	9,754	542,005
ENEOS Holdings, Inc.	114,238	450,944
FANUC Corp.	66,720	1,738,095
Fast Retailing Co. Ltd.	6,748	1,471,609
Fuji Electric Co. Ltd.	4,757	214,740
FUJIFILM Holdings Corp.	14,568	844,016
Fujitsu Ltd.	6,674	786,017
GLP J-REIT (REIT)	182	162,831
GMO Payment Gateway, Inc.	1,800	98,492
Hakuhodo DY Holdings, Inc.(x)	9,660	79,477
Hamamatsu Photonics KK	5,200	219,184
Hankyu Hanshin Holdings, Inc.(x)	8,700	296,967
Hikari Tsushin, Inc.(x)	700	106,682
Hirose Electric Co. Ltd.(x)	1,267	146,844
Hitachi Construction Machinery Co. Ltd.(x)	3,651	111,064
Hitachi Ltd.	161,842	10,044,731
Honda Motor Co. Ltd.	176,712	1,988,956
Hoshizaki Corp.	4,400	152,958
Hoya Corp.	13,602	1,394,879
Hulic Co. Ltd.	16,400	147,165
Ibiden Co. Ltd.(x)	4,200	223,828
Idemitsu Kosan Co. Ltd.(x)	7,295	167,828
IHI Corp.(x)	89,900	1,885,951
Iida Group Holdings Co. Ltd.	5,100	84,858
Inpex Corp.	38,600	582,719
Isuzu Motors Ltd.	23,269	292,809
ITOCHU Corp.(x)	45,432	1,643,505
Japan Airlines Co. Ltd.	5,458	106,209
Japan Exchange Group, Inc.	19,500	361,971
Japan Metropolitan Fund Invest (REIT)	282	183,043
Japan Post Bank Co. Ltd.	54,800	477,080
Japan Post Holdings Co. Ltd.	87,300	699,557
Japan Post Insurance Co. Ltd.	7,900	133,244
Japan Real Estate Investment Corp. (REIT)(x)	47	183,358
Japan Tobacco, Inc.	46,700	1,075,000
JFE Holdings, Inc.(x)	18,476	270,884
JSR Corp.	6,618	177,894
Kajima Corp.	15,669	255,156
Kansai Electric Power Co., Inc. (The)(x)	28,223	392,353
Kao Corp.	17,667	656,247
Kawasaki Kisen Kaisha Ltd.(x)	5,500	187,848
KDDI Corp.	58,200	1,782,531
Keio Corp.(x)	3,969	136,567
Keisei Electric Railway Co. Ltd.	5,277	182,915
Keyence Corp.	13,832	5,137,018
Kikkoman Corp.(x)	5,023	263,654
Kintetsu Group Holdings Co. Ltd.(x)	6,898	195,622
Kirin Holdings Co. Ltd.	30,191	422,844
Kobayashi Pharmaceutical Co. Ltd.	1,700	75,933
Kobe Bussan Co. Ltd.	6,200	145,458
Koei Tecmo Holdings Co. Ltd.(x)	5,460	77,658
Koito Manufacturing Co. Ltd.(x)	35,600	537,550
Komatsu Ltd.	35,572	962,377
Konami Group Corp.	3,488	184,086
Kose Corp.	4,300	312,343
Kubota Corp.	39,408	581,205
Kurita Water Industries Ltd.(x)	3,914	136,560
Kyocera Corp.	12,308	624,871
Kyowa Kirin Co. Ltd.	10,767	187,616
Lasertec Corp.	2,800	436,001
Lixil Corp.	11,623	135,449
M3, Inc.	17,500	318,054
Makita Corp.	8,592	212,270
Marubeni Corp.	55,468	865,574
MatsukiyoCocokara & Co.	12,600	226,006
Mazda Motor Corp.	20,935	237,662
McDonald’s Holdings Co. Japan Ltd.(x)	3,080	117,685
Meiji Holdings Co. Ltd.	8,864	220,414
Minebea Mitsumi, Inc.(x)	13,600	222,192
MISUMI Group, Inc.	10,800	168,858
Mitsubishi Chemical Group Corp.	50,959	321,460
Mitsubishi Corp.	44,184	2,107,492
Mitsubishi Electric Corp.	73,971	915,233
Mitsubishi Estate Co. Ltd.	42,711	558,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi HC Capital, Inc.(x)	24,100	$160,624
Mitsubishi Heavy Industries Ltd.	65,625	3,665,058
Mitsubishi UFJ Financial Group, Inc.	708,216	6,011,590
Mitsui & Co. Ltd.	50,254	1,823,658
Mitsui Chemicals, Inc.	6,257	162,329
Mitsui Fudosan Co. Ltd.	34,227	754,441
Mitsui OSK Lines Ltd.(x)	13,800	379,537
Mizuho Financial Group, Inc.	92,004	1,564,388
MonotaRO Co. Ltd.	10,400	111,384
MS&AD Insurance Group Holdings, Inc.	16,936	622,747
Murata Manufacturing Co. Ltd.	154,839	2,832,775
NEC Corp.	9,474	523,720
Nexon Co. Ltd.	13,100	234,361
NGK Insulators Ltd.	8,067	106,991
Nidec Corp.	15,984	741,335
Nintendo Co. Ltd.	39,690	1,654,635
Nippon Building Fund, Inc. (REIT)	57	231,143
Nippon Express Holdings, Inc.	2,842	148,395
Nippon Paint Holdings Co. Ltd.	31,800	214,071
Nippon Prologis REIT, Inc. (REIT)	90	168,148
Nippon Sanso Holdings Corp.	109,800	2,604,664
Nippon Steel Corp.(x)	31,029	727,761
Nippon Telegraph & Telephone Corp.	2,214,600	2,617,093
Nippon Yusen KK(x)	18,932	492,303
Nissan Chemical Corp.(x)	5,200	221,271
Nissan Motor Co. Ltd.	90,947	401,849
Nissin Foods Holdings Co. Ltd.	2,506	208,358
Nitori Holdings Co. Ltd.	3,050	341,043
Nitto Denko Corp.	21,711	1,424,930
Nomura Holdings, Inc.(x)	113,908	456,653
Nomura Real Estate Holdings, Inc.	4,775	119,918
Nomura Real Estate Master Fund, Inc. (REIT)	154	172,508
Nomura Research Institute Ltd.	45,077	1,174,282
NTT Data Group Corp.	25,000	335,335
Obayashi Corp.	26,666	234,916
Obic Co. Ltd.	2,600	394,680
Odakyu Electric Railway Co. Ltd.(x)	10,751	160,754
Oji Holdings Corp.(x)	32,712	137,686
Olympus Corp.	47,408	615,917
Omron Corp.(x)	6,944	309,794
Ono Pharmaceutical Co. Ltd.	13,775	264,365
Open House Group Co. Ltd.(x)	2,800	95,070
Oracle Corp.	10,840	805,166
Oriental Land Co. Ltd.(x)	41,520	1,363,903
ORIX Corp.	45,610	852,441
Osaka Gas Co. Ltd.	15,173	249,973
Otsuka Corp.	4,134	175,164
Otsuka Holdings Co. Ltd.	15,100	536,846
Pan Pacific International Holdings Corp.	14,400	302,377
Panasonic Holdings Corp.	85,886	966,677
Persol Holdings Co. Ltd.	76,000	123,785
Rakuten Group, Inc.	57,200	234,672
Recruit Holdings Co. Ltd.	55,200	1,702,468
Renesas Electronics Corp.*	48,900	747,865
Resona Holdings, Inc.(x)	84,259	467,022
Resonac Holdings Corp.	34,700	581,662
Ricoh Co. Ltd.(x)	20,280	175,129
Rohm Co. Ltd.	13,704	258,326
SBI Holdings, Inc.	10,260	216,130
SCSK Corp.	5,800	101,259
Secom Co. Ltd.	21,827	1,481,034
Seiko Epson Corp.	11,100	174,515
Sekisui Chemical Co. Ltd.	13,614	196,139
Sekisui House Ltd.	22,870	455,594
Seven & i Holdings Co. Ltd.	29,212	1,144,515
SG Holdings Co. Ltd.(x)	10,900	139,678
Sharp Corp.(x)*	8,500	53,011
Shimadzu Corp.(x)	9,140	242,934
Shimano, Inc.	2,836	382,682
Shimizu Corp.(x)	19,610	136,407
Shin-Etsu Chemical Co. Ltd.	69,820	2,029,097
Shionogi & Co. Ltd.	10,407	465,613
Shiseido Co. Ltd.	15,822	555,845
Shizuoka Financial Group, Inc.(x)	16,224	132,341
SMC Corp.	2,148	962,748
SoftBank Corp.	111,100	1,256,789
SoftBank Group Corp.	39,344	1,667,855
Sompo Holdings, Inc.	11,327	487,598
Sony Group Corp.	76,864	6,295,606
Square Enix Holdings Co. Ltd.	3,500	120,031
Subaru Corp.	82,080	1,596,122
Sugi Holdings Co. Ltd.	10,100	401,526
SUMCO Corp.	12,700	165,634
Sumitomo Chemical Co. Ltd.	50,558	137,695
Sumitomo Corp.	40,228	803,268
Sumitomo Electric Industries Ltd.	27,060	326,208
Sumitomo Metal Mining Co. Ltd.	9,291	273,495
Sumitomo Mitsui Financial Group, Inc.(x)	98,752	4,854,998
Sumitomo Mitsui Trust Holdings, Inc.(x)	37,033	1,395,428
Sumitomo Realty & Development Co. Ltd.	11,326	294,518
Suntory Beverage & Food Ltd.	5,400	164,414
Suzuki Motor Corp.	14,536	585,175
Sysmex Corp.	6,500	310,255
T&D Holdings, Inc.	19,268	318,211
Taisei Corp.(x)	6,536	230,098
Takeda Pharmaceutical Co. Ltd.	60,577	1,881,276
TDK Corp.	15,013	556,759
Terumo Corp.	92,100	2,442,400
TIS, Inc.(x)	8,500	187,303
Tobu Railway Co. Ltd.(x)	7,598	195,339
Toho Co. Ltd.	4,746	162,032
Tokio Marine Holdings, Inc.	70,045	1,624,103
Tokyo Electric Power Co. Holdings, Inc.*	57,758	258,489
Tokyo Electron Ltd.	18,108	2,476,763
Tokyo Gas Co. Ltd.	15,242	345,862
Tokyu Corp.	19,305	222,710
TOPPAN Holdings, Inc.	9,755	233,365
Toray Industries, Inc.	56,774	295,571
Tosoh Corp.(x)	11,200	143,747
TOTO Ltd.	5,533	143,027
Toyota Industries Corp.	5,818	458,424
Toyota Motor Corp.	407,450	7,300,237
Toyota Tsusho Corp.	8,414	495,190
Trend Micro, Inc.	4,882	185,166
Unicharm Corp.	15,382	544,608
USS Co. Ltd.	7,410	122,599
Welcia Holdings Co. Ltd.	3,800	65,694
West Japan Railway Co.	8,700	360,074
Yakult Honsha Co. Ltd.(x)	9,614	233,724
Yamaha Corp.	5,679	155,276
Yamaha Motor Co. Ltd.	11,532	303,348
Yamato Holdings Co. Ltd.(x)	10,236	166,787
Yaskawa Electric Corp.	9,240	333,577
Yokogawa Electric Corp.	8,903	172,085
Z Holdings Corp.	333,000	925,867
Zensho Holdings Co. Ltd.(x)	3,600	156,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
ZOZO, Inc.(x)	5,100	$93,594

		170,744,843

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,872	149,593

Luxembourg (0.3%)
ArcelorMittal SA	53,109	1,334,954
Eurofins Scientific SE	26,371	1,491,620

		2,826,574

Macau (0.1%)
Galaxy Entertainment Group Ltd.	85,000	511,783
Sands China Ltd.*	199,200	610,501

		1,122,284

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV, Class O	465,226	3,899,329

Netherlands (4.3%)
ABN AMRO Bank NV (CVA)(m)	14,928	212,119
Adyen NV(m)*	844	629,709
Aegon NV	66,631	322,782
Akzo Nobel NV	25,312	1,832,601
Argenx SE*	2,163	1,053,315
ASM International NV	1,822	765,708
ASML Holding NV	25,724	15,205,674
ASR Nederland NV	6,142	230,654
BE Semiconductor Industries NV	2,962	291,236
Euronext NV(m)	3,379	235,782
EXOR NV(x)	4,122	365,809
Heineken Holding NV	4,697	354,565
Heineken NV	71,193	6,281,934
IMCD NV	2,315	293,704
ING Groep NV	140,750	1,867,540
JDE Peet’s NV	3,496	97,652
Koninklijke Ahold Delhaize NV	37,044	1,116,979
Koninklijke KPN NV	124,480	410,481
Koninklijke Philips NV*	35,770	717,253
NN Group NV	9,976	321,055
OCI NV	4,493	125,358
Randstad NV	4,260	235,913
Shell plc (BMV Mexico Stock Exchange)	152,917	4,931,789
Shell plc (London Stock Exchange)	257,608	8,190,854
Universal Music Group NV	31,432	821,815
Wolters Kluwer NV	9,770	1,184,258

		48,096,539

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	224,854
Fisher & Paykel Healthcare Corp. Ltd.	22,894	296,110
Mercury NZ Ltd.	24,243	88,633
Meridian Energy Ltd.	47,056	144,964
Spark New Zealand Ltd.	69,117	199,256
Xero Ltd.*	5,202	376,036

		1,329,853

Norway (1.0%)
Aker BP ASA	12,274	339,649
DNB Bank ASA	144,189	2,906,251
Equinor ASA	34,617	1,136,408
Equinor ASA (ADR)	83,081	2,724,226
Gjensidige Forsikring ASA	7,924	116,675
Kongsberg Gruppen ASA	3,138	129,432
Mowi ASA	17,645	312,678
Norsk Hydro ASA	387,898	2,436,907
Orkla ASA	28,449	212,716
Salmar ASA	2,512	127,612
Telenor ASA	27,347	310,626

		10,753,180

Peru (0.1%)
Credicorp Ltd.	7,311	935,589

Portugal (0.1%)
EDP - Energias de Portugal SA	113,941	474,147
Galp Energia SGPS SA	18,906	280,636
Jeronimo Martins SGPS SA	10,833	243,495

		998,278

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	132,012	265,569
CapitaLand Integrated Commercial Trust (REIT)	212,544	287,642
CapitaLand Investment Ltd.	104,102	236,076
City Developments Ltd.	15,080	72,918
DBS Group Holdings Ltd.	215,860	5,312,019
Genting Singapore Ltd.	221,838	137,127
Grab Holdings Ltd., Class A*	74,321	263,096
Jardine Cycle & Carriage Ltd.	4,200	98,103
Keppel Corp. Ltd.	58,685	291,923
Mapletree Logistics Trust (REIT)	141,492	173,889
Mapletree Pan Asia Commercial Trust (REIT)	85,300	89,231
Oversea-Chinese Banking Corp. Ltd.	131,752	1,234,633
Sea Ltd. (ADR)*	13,552	595,610
Seatrium Ltd.*	1,565,405	153,449
Sembcorp Industries Ltd.	34,300	127,716
Singapore Airlines Ltd.	52,805	249,539
Singapore Exchange Ltd.	31,902	227,538
Singapore Technologies Engineering Ltd.	194,119	555,234
Singapore Telecommunications Ltd.	312,719	553,607
STMicroelectronics NV	25,949	1,124,406
STMicroelectronics NV (ADR)(x)	38,700	1,670,292
United Overseas Bank Ltd.	48,121	1,003,254
UOL Group Ltd.	19,174	90,049

		14,812,920

South Africa (0.4%)
Anglo American plc	149,193	4,123,898

South Korea (0.4%)
Amorepacific Corp.	9,389	848,865
Delivery Hero SE(m)*	6,360	182,694
NAVER Corp.	4,599	686,749
Samsung Electronics Co. Ltd.	44,002	2,230,426
SK Hynix, Inc.	8,456	718,766

		4,667,500

Spain (1.8%)
Acciona SA	878	112,042
ACS Actividades de Construccion y Servicios SA	8,255	297,349
Aena SME SA(m)	2,920	440,230
Amadeus IT Group SA	95,691	5,794,978
Banco Bilbao Vizcaya Argentaria SA	229,217	1,868,439
Banco Santander SA	621,860	2,379,024
CaixaBank SA	157,127	628,940
Cellnex Telecom SA(m)	51,362	1,790,353
Corp. ACCIONA Energias Renovables SA	2,811	72,515
EDP Renovaveis SA	10,261	168,314
Enagas SA(x)	8,857	146,828
Endesa SA	12,874	262,353
Grifols SA*	11,323	147,186
Iberdrola SA	232,487	2,604,218
Industria de Diseno Textil SA	41,639	1,553,566
Naturgy Energy Group SA	5,015	136,582
Redeia Corp. SA	15,192	239,240
Repsol SA	48,825	803,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonica SA(x)	197,507	$807,694

		20,253,578

Sweden (1.7%)
Alfa Laval AB	11,013	378,808
Assa Abloy AB, Class B	121,968	2,659,159
Atlas Copco AB, Class A	104,451	1,407,747
Atlas Copco AB, Class B	60,252	706,995
Beijer Ref AB, Class B(x)	13,400	141,659
Boliden AB	10,881	313,168
Epiroc AB, Class A	24,824	472,598
Epiroc AB, Class B	14,989	240,361
EQT AB	12,145	241,109
Essity AB, Class B	22,936	495,225
Evolution AB(m)	7,126	721,630
Fastighets AB Balder, Class B*	25,662	115,796
Getinge AB, Class B	8,757	154,452
H & M Hennes & Mauritz AB, Class B(x)	24,161	343,788
Hexagon AB, Class B	79,293	677,712
Holmen AB, Class B	4,001	155,930
Husqvarna AB, Class B(x)	13,436	102,982
Industrivarden AB, Class C	5,853	154,608
Industrivarden AB, Class A	4,823	127,489
Indutrade AB	10,229	189,777
Investment AB Latour, Class B	6,446	113,721
Investor AB, Class B	67,306	1,292,457
L E Lundbergforetagen AB, Class B	2,955	123,603
Lifco AB, Class B	8,726	153,306
Nibe Industrier AB, Class B	58,691	385,703
Saab AB, Class B	3,186	162,368
Sagax AB, Class B	6,735	128,529
Sandvik AB	40,793	752,719
Securitas AB, Class B	19,536	154,957
Skandinaviska Enskilda Banken AB, Class A	60,974	729,140
Skanska AB, Class B	13,340	219,778
SKF AB, Class B	12,984	216,468
Svenska Cellulosa AB SCA, Class B	23,746	325,907
Svenska Handelsbanken AB, Class A	56,258	502,357
Swedbank AB, Class A	32,008	589,738
Swedish Orphan Biovitrum AB*	65,250	1,334,198
Tele2 AB, Class B(x)	21,421	164,066
Telefonaktiebolaget LM Ericsson, Class B(x)	113,313	553,106
Telia Co. AB	97,627	201,678
Volvo AB, Class A	7,466	155,394
Volvo AB, Class B	57,983	1,197,282
Volvo Car AB, Class B*	25,415	103,376

		19,360,844

Switzerland (4.1%)
ABB Ltd. (Registered)	61,122	2,190,202
Adecco Group AG (Registered)	5,937	244,913
Alcon, Inc.	23,879	1,850,632
Bachem Holding AG	1,370	101,775
Baloise Holding AG (Registered)	1,760	255,535
Banque Cantonale Vaudoise (Registered)	1,022	107,241
Barry Callebaut AG (Registered)	133	211,847
BKW AG	740	130,562
Chocoladefabriken Lindt & Spruengli AG	37	411,897
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	438,739
Cie Financiere Richemont SA (Registered)	28,040	3,430,906
Clariant AG (Registered)	7,711	122,149
DSM-Firmenich AG	6,878	582,687
Dufry AG (Registered)*	3,921	149,541
EMS-Chemie Holding AG (Registered)	284	193,294
Geberit AG (Registered)	1,298	650,879
Givaudan SA (Registered)	356	1,164,433
Helvetia Holding AG (Registered)	1,477	207,185
Julius Baer Group Ltd.	36,962	2,376,778
Kuehne + Nagel International AG (Registered)	2,087	595,081
Logitech International SA (Registered)	6,395	442,099
Lonza Group AG (Registered)	2,842	1,321,413
Novartis AG (Registered)	99,243	10,177,463
Novartis AG (ADR)	18,989	1,934,220
Partners Group Holding AG	871	984,377
Schindler Holding AG	1,636	327,075
Schindler Holding AG (Registered)	943	182,141
SGS SA (Registered)	5,645	474,985
SIG Group AG	11,744	290,473
Sika AG (Registered)	9,375	2,387,406
Sonova Holding AG (Registered)	5,267	1,252,664
Straumann Holding AG (Registered)	4,340	555,687
Swatch Group AG (The)	1,091	280,572
Swatch Group AG (The) (Registered)	2,170	106,325
Swiss Life Holding AG (Registered)	1,134	708,138
Swiss Prime Site AG (Registered)	2,880	264,135
Swisscom AG (Registered)	999	593,932
Tecan Group AG (Registered)	2,030	685,722
Temenos AG (Registered)	2,617	184,178
UBS Group AG (Registered)	183,235	4,542,090
VAT Group AG(m)	1,028	369,489
Zurich Insurance Group AG	5,781	2,653,191

		46,134,051

Taiwan (1.1%)
ASE Technology Holding Co. Ltd.	569,000	1,930,128
Delta Electronics, Inc.	127,000	1,276,669
Hon Hai Precision Industry Co. Ltd.	401,040	1,292,055
MediaTek, Inc.	81,000	1,844,302
Taiwan Semiconductor Manufacturing Co. Ltd.	171,000	2,770,496
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	39,217	3,407,957

		12,521,607

Thailand (0.1%)
Advanced Info Service PCL	48,400	303,061
Kasikornbank PCL	108,400	375,102

		678,163

United Kingdom (9.6%)
3i Group plc	37,849	957,302
abrdn plc	82,704	157,163
Admiral Group plc	7,128	206,725
Ashtead Group plc	16,957	1,034,876
Associated British Foods plc	13,982	352,789
AstraZeneca plc	99,193	13,436,238
Auto Trader Group plc(m)	35,334	266,254
Aviva plc	104,756	498,214
BAE Systems plc	302,420	3,681,709
Barclays plc	2,353,721	4,564,399
Barratt Developments plc	38,012	204,575
Berkeley Group Holdings plc	4,396	220,281
BP plc	666,725	4,322,786
British American Tobacco plc	81,633	2,566,703
BT Group plc	248,123	353,292
Bunzl plc	12,704	453,534
Burberry Group plc	44,085	1,026,546
Centrica plc	210,648	396,954
CK Hutchison Holdings Ltd.	101,205	541,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CNH Industrial NV	39,462	$481,463
Coca-Cola Europacific Partners plc	7,864	491,343
Compass Group plc	66,611	1,625,442
Croda International plc	5,231	313,692
DCC plc	3,630	204,131
Diageo plc	197,690	7,318,056
Dowlais Group plc	546,337	715,913
Entain plc	358,451	4,079,564
Halma plc	81,439	1,926,166
Hargreaves Lansdown plc	14,941	140,951
HSBC Holdings plc	932,111	7,334,245
Imperial Brands plc	130,273	2,649,631
Informa plc	107,597	985,118
InterContinental Hotels Group plc	6,578	487,488
Intertek Group plc	41,427	2,078,414
J Sainsbury plc	63,054	194,485
JD Sports Fashion plc	99,550	181,827
Johnson Matthey plc	7,626	151,477
Kingfisher plc	74,844	203,911
Land Securities Group plc (REIT)	27,345	196,779
Legal & General Group plc	232,281	630,578
Lloyds Banking Group plc	2,474,566	1,339,627
London Stock Exchange Group plc	24,202	2,431,406
M&G plc	90,923	218,875
Melrose Industries plc	51,929	297,278
National Grid plc	143,000	1,709,848
NatWest Group plc	217,989	626,887
Next plc	4,520	402,364
Ocado Group plc*	36,656	268,523
Pearson plc	26,420	279,929
Persimmon plc	12,299	161,690
Phoenix Group Holdings plc	27,506	161,827
Reckitt Benckiser Group plc	81,706	5,776,009
RELX plc (London Stock Exchange)	18,909	640,217
RELX plc (Euronext Amsterdam)	119,871	4,061,812
Rentokil Initial plc	97,253	724,054
Rolls-Royce Holdings plc*	2,004,546	5,402,654
Sage Group plc (The)	39,126	472,125
Schroders plc	27,361	135,936
Segro plc (REIT)	44,704	392,385
Severn Trent plc	9,824	283,475
Smith & Nephew plc	32,898	410,620
Smiths Group plc	14,250	281,573
Spirax-Sarco Engineering plc	2,820	327,759
SSE plc	41,701	819,158
SSP Group plc*	543,460	1,343,391
St James’s Place plc	21,459	217,888
Standard Chartered plc	91,138	842,877
Taylor Wimpey plc	147,349	210,883
Tesco plc	275,441	887,885
Unilever plc (Cboe Europe)	70,204	3,479,954
Unilever plc (London Stock Exchange)	82,678	4,097,560
United Utilities Group plc	26,600	307,735
Vodafone Group plc	880,560	825,332
Whitbread plc	7,389	312,291
Wise plc, Class A*	24,461	204,616
WPP plc	40,767	364,593

		108,353,554

United States (7.1%)
Carnival Corp.*	105,320	1,444,990
CRH plc	27,881	1,545,080
CSL Ltd.	25,405	4,096,604
CyberArk Software Ltd.*	1,593	260,886
Everest Group Ltd.	5,585	2,075,777
Experian plc	75,968	2,494,249
Ferrovial SE	19,610	600,626
GSK plc	157,346	2,864,310
Haleon plc	356,357	1,481,986
Halliburton Co.	11,950	483,975
Holcim AG	20,027	1,286,051
ICON plc*	12,448	3,065,320
James Hardie Industries plc (ADR)*	17,476	458,324
Linde plc	9,429	3,510,888
Monday.com Ltd.*	760	121,007
Nestle SA (Registered)	172,364	19,534,649
QIAGEN NV*	35,351	1,430,335
Roche Holding AG	49,222	13,467,690
Roche Holding AG CHF 1	1,273	374,661
Sanofi	70,105	7,521,547
Schlumberger NV	11,264	656,691
Schneider Electric SE	43,968	7,297,242
Stellantis NV (Euronext Paris)	47,974	923,215
Stellantis NV (Italian Stock Exchange)	37,036	713,036
Swiss Re AG	11,668	1,202,300
Tenaris SA	40,828	646,834

		79,558,273

Total Common Stocks (80.5%) (Cost $630,358,361)		906,703,225

EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares China Large-Cap ETF(x)	173,810	4,611,179
iShares Core MSCI EAFE ETF(x)	358,700	23,082,345
iShares Latin America 40 ETF(x)	33,347	852,349
iShares MSCI Australia ETF(x)	81,715	1,757,690
iShares MSCI Austria ETF(x)‡	65,337	1,284,094
iShares MSCI Belgium ETF(x)‡	77,897	1,348,529
iShares MSCI France ETF(x)	37,767	1,344,128
iShares MSCI Germany ETF(x)	275,310	7,213,122
iShares MSCI Indonesia ETF	16,600	369,682
iShares MSCI Ireland ETF	16,700	902,301
iShares MSCI Israel ETF(x)	19,500	1,053,585
iShares MSCI Italy ETF(x)	171,524	5,217,760
iShares MSCI Mexico ETF(x)	3,148	183,308
iShares MSCI New Zealand ETF(x)	13,100	580,199
iShares MSCI Norway ETF‡	39,400	920,778
iShares MSCI Poland ETF(x)	10,400	177,944
iShares MSCI Singapore ETF(x)	33,863	621,386
iShares MSCI Spain ETF(x)	100,421	2,761,578
JPMorgan BetaBuilders Japan ETF	34,150	1,715,696
SPDR Portfolio Developed World ex-US ETF(x)	297,800	9,234,778
SPDR S&P Emerging Asia Pacific ETF	8,979	873,146
Vanguard FTSE Developed Markets ETF	183,400	8,018,248
Vanguard FTSE Emerging Markets ETF	106,900	4,191,549
Vanguard FTSE Europe ETF(x)	300,400	17,402,172
Vanguard FTSE Pacific ETF(x)	59,800	3,999,424

Total Exchange Traded Funds (8.8%) (Cost $89,543,604)		99,716,970

SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	7,000,000	7,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	15,000,000	$15,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	10,522,520	10,522,520
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	25,000,000	25,000,000

Total Investment Companies		57,522,520

Total Short-Term Investments (5.1%) (Cost $57,522,520)		57,522,520

Total Investments in Securities (94.4%) (Cost $777,424,485)		1,063,942,715
Other Assets Less Liabilities (5.6%)		63,045,440

Net Assets (100%)		$1,126,988,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $9,558,267 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $74,594,962. This was collateralized by $19,550,128 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/3/23 - 5/15/53 and by cash of $57,522,520 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Financials	$163,008,760	14.5%
Industrials	152,298,815	13.5
Health Care	118,532,227	10.5
Consumer Discretionary	110,909,202	9.9
Exchange Traded Funds	99,716,970	8.8
Information Technology	89,352,918	7.9
Consumer Staples	89,254,921	7.9
Materials	69,469,630	6.2
Investment Companies	57,522,520	5.1
Energy	40,777,120	3.6
Communication Services	34,844,232	3.1
Utilities	24,646,951	2.2
Real Estate	13,608,449	1.2
Cash and Other	63,045,440	5.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF(x)	65,337	1,292,703	—	(56,650)	8,442	39,599	1,284,094	37,915	—
iShares MSCI Belgium ETF(x)**	77,897	1,343,946	51,590	—	—	(47,007)	1,348,529	24,978	—
iShares MSCI Norway ETF	39,400	798,200	157,728	—	—	(35,150)	920,778	28,388	—

Total		3,434,849	209,318	(56,650)	8,442	(42,558)	3,553,401	91,281	—

**	Not affiliated at December 31, 2022.

Futures contracts outstanding as of September 30, 2023 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	989	12/2023	EUR	43,957,875	(406,370)
FTSE 100 Index	292	12/2023	GBP	27,329,410	651,866
SPI 200 Index	96	12/2023	AUD	10,934,265	(242,562)
TOPIX Index	172	12/2023	JPY	26,742,639	(311,605)

					(308,671)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	15,156,395	USD	9,721,069	BNP Paribas	12/15/2023	48,945
USD	53,523,112	EUR	49,728,250	BNP Paribas	12/15/2023	765,430

Total unrealized appreciation						814,375

EUR	454,049	USD	490,087	BNP Paribas	12/15/2023	(8,377)
GBP	20,673,323	USD	25,815,647	BNP Paribas	12/15/2023	(579,374)
JPY	3,986,662,634	USD	27,420,084	BNP Paribas	12/15/2023	(410,967)
USD	892,592	JPY	131,883,676	Standard Chartered Bank	12/15/2023	(902)

Total unrealized depreciation						(999,620)

Net unrealized depreciation						(185,245)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,787,075	$48,359,401	$—	$50,146,476
Austria	—	3,453,805	—	3,453,805
Belgium	—	4,560,978	—	4,560,978
Brazil	4,475,765	249,773	—	4,725,538
Burkina Faso	—	142,925	—	142,925
Canada	14,536,247	—	—	14,536,247
Chile	1,346,095	259,454	—	1,605,549
China	2,459,945	11,939,214	—	14,399,159
Colombia	2,381,372	—	—	2,381,372
Denmark	—	21,796,341	—	21,796,341
Finland	—	7,242,081	—	7,242,081
France	—	99,918,370	—	99,918,370
Germany	—	77,521,496	—	77,521,496
Hong Kong	573,091	18,285,201	—	18,858,292
India	3,994,516	4,048,205	—	8,042,721
Ireland	371,821	2,345,412	—	2,717,233
Israel	3,734,272	2,276,082	—	6,010,354
Italy	—	17,323,838	—	17,323,838
Japan	—	170,744,843	—	170,744,843
Jordan	—	149,593	—	149,593
Luxembourg	—	2,826,574	—	2,826,574
Macau	—	1,122,284	—	1,122,284
Mexico	3,899,329	—	—	3,899,329
Netherlands	—	48,096,539	—	48,096,539
New Zealand	—	1,329,853	—	1,329,853
Norway	2,724,226	8,028,954	—	10,753,180
Peru	935,589	—	—	935,589
Portugal	—	998,278	—	998,278
Singapore	2,528,998	12,283,922	—	14,812,920
South Africa	—	4,123,898	—	4,123,898
South Korea	—	4,667,500	—	4,667,500
Spain	—	20,253,578	—	20,253,578
Sweden	—	19,360,844	—	19,360,844
Switzerland	1,934,220	44,199,831	—	46,134,051
Taiwan	3,407,957	9,113,650	—	12,521,607
Thailand	—	678,163	—	678,163
United Kingdom	491,343	107,862,211	—	108,353,554
United States	11,619,534	67,938,739	—	79,558,273
Exchange Traded Funds	99,716,970	—	—	99,716,970
Forward Currency Contracts	—	814,375	—	814,375
Futures	651,866	—	—	651,866
Short-Term Investments
Investment Companies	57,522,520	—	—	57,522,520

Total Assets	$221,092,751	$844,316,205	$—	$1,065,408,956

Liabilities:
Forward Currency Contracts	$—	$(999,620)	$—	$(999,620)
Futures	(960,537)	—	—	(960,537)

Total Liabilities	$(960,537)	$(999,620)	$—	$(1,960,157)

Total	$220,132,214	$843,316,585	$—	$1,063,448,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,472,434
Aggregate gross unrealized depreciation	(84,664,595)

Net unrealized appreciation	$252,807,839

Federal income tax cost of investments in securities and derivative instruments, if applicable	$810,640,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.9%)
AGL Energy Ltd.	66,033	$455,552
Allkem Ltd.*	65,291	493,671
ALS Ltd.	52,831	389,609
Altium Ltd.	13,358	371,110
Alumina Ltd.*	253,138	155,431
AMP Ltd.	301,888	243,594
Ampol Ltd.	26,132	567,893
Ansell Ltd.	14,046	199,853
ANZ Group Holdings Ltd.	327,360	5,400,817
APA Group	137,174	732,027
ARB Corp. Ltd.	8,560	172,154
Arena REIT (REIT)	37,772	81,599
Aristocrat Leisure Ltd.	70,717	1,857,347
ASX Ltd.	21,131	776,042
Atlas Arteria Ltd.	123,438	438,885
AUB Group Ltd.	11,028	206,616
Aurizon Holdings Ltd.	200,504	449,910
AVZ Minerals Ltd.(r)(x)*	316,830	119,168
Bank of Queensland Ltd.(x)	71,645	264,408
Bapcor Ltd.	36,555	159,821
Beach Energy Ltd.	171,993	181,356
Bega Cheese Ltd.	29,209	47,325
Bellevue Gold Ltd.*	121,707	108,378
Bendigo & Adelaide Bank Ltd.	62,086	356,469
BHP Group Ltd.	551,809	15,699,263
BlueScope Steel Ltd.	49,624	620,248
Boral Ltd.*	32,127	91,919
Brambles Ltd.	151,334	1,393,339
Breville Group Ltd.(x)	10,966	155,113
Brickworks Ltd.	9,651	154,942
BWP Trust (REIT)	51,889	111,763
Capricorn Metals Ltd.*	38,062	100,825
carsales.com Ltd.	41,108	738,465
Centuria Capital Group (REIT)(x)	86,275	75,440
Centuria Industrial REIT (REIT)(x)	58,111	112,461
Chalice Mining Ltd.*	36,490	54,430
Challenger Ltd.	48,955	202,073
Champion Iron Ltd.	41,777	169,221
Charter Hall Group (REIT)	51,768	315,867
Charter Hall Long Wale REIT (REIT)	72,450	149,993
Charter Hall Retail REIT (REIT)	55,714	112,479
Charter Hall Social Infrastructure REIT (REIT)	36,105	58,499
Cleanaway Waste Management Ltd.	239,770	374,609
Cochlear Ltd.	7,152	1,174,058
Coles Group Ltd.	145,788	1,458,507
Collins Foods Ltd.	11,878	73,086
Commonwealth Bank of Australia	182,582	11,735,588
Computershare Ltd.	62,475	1,042,769
Core Lithium Ltd.(x)*	200,166	52,122
Coronado Global Resources, Inc. (CRDI)(m)	90,279	112,897
Corporate Travel Management Ltd.	14,335	155,301
Costa Group Holdings Ltd.	42,609	85,748
Credit Corp. Group Ltd.	7,741	96,456
Cromwell Property Group (REIT)	133,990	31,875
CSR Ltd.	51,415	186,774
Data#3 Ltd.(x)	16,677	75,915
De Grey Mining Ltd.(r)*	138,126	98,124
Deterra Royalties Ltd.	45,540	140,251
Dexus (REIT)	117,159	549,890
Domain Holdings Australia Ltd.(x)	27,871	71,679
Domino’s Pizza Enterprises Ltd.	7,300	249,602
Downer EDI Ltd.	72,330	191,599
Eagers Automotive Ltd.(x)	18,655	167,080
Elders Ltd.	16,853	62,630
Endeavour Group Ltd.	148,266	502,377
Evolution Mining Ltd.	199,990	423,040
EVT Ltd.	11,294	79,876
Flight Centre Travel Group Ltd.(x)	19,461	242,491
Flutter Entertainment plc (Dublin Stock Exchange)*	32,843	5,378,633
Flutter Entertainment plc (London Stock Exchange)*	28,892	4,720,126
Fortescue Metals Group Ltd.	184,462	2,481,109
Genesis Minerals Ltd.*	102,804	91,546
Glencore plc	2,018,444	11,572,244
Gold Road Resources Ltd.	116,148	120,977
Goodman Group (REIT)	186,733	2,575,287
GPT Group (The) (REIT)	208,659	523,214
GrainCorp Ltd., Class A	24,088	109,341
Growthpoint Properties Australia Ltd. (REIT)	27,558	39,158
GUD Holdings Ltd.	15,834	119,824
Harvey Norman Holdings Ltd.(x)	67,865	168,863
Healius Ltd.*	61,339	90,707
HMC Capital Ltd. (REIT)(x)	26,207	79,363
HomeCo Daily Needs REIT (REIT)(m)(x)	192,437	142,905
HUB24 Ltd.	8,861	185,158
IDP Education Ltd.	30,387	417,708
IGO Ltd.	73,414	597,571
Iluka Resources Ltd.	46,918	231,674
Incitec Pivot Ltd.	209,181	422,308
Ingenia Communities Group (REIT)	39,508	106,687
Inghams Group Ltd.	37,727	80,532
Insignia Financial Ltd.(x)	71,363	111,036
Insurance Australia Group Ltd.	265,843	970,847
InvoCare Ltd.	11,655	94,344
IPH Ltd.	23,814	113,303
IRESS Ltd.(x)	20,118	75,281
JB Hi-Fi Ltd.(x)	11,947	348,886
Johns Lyng Group Ltd.	23,249	97,610
Karoon Energy Ltd.*	60,614	102,885
Kelsian Group Ltd.	23,833	87,803
Lendlease Corp. Ltd.	75,340	347,798
Lifestyle Communities Ltd.	10,942	113,970
Link Administration Holdings Ltd.	55,250	49,022
Liontown Resources Ltd.(x)*	201,446	380,788
Lottery Corp. Ltd. (The)	242,448	735,763
Lovisa Holdings Ltd.(x)	7,377	91,730
Lynas Rare Earths Ltd.*	101,748	444,194
Macquarie Group Ltd.	39,152	4,222,230
Magellan Financial Group Ltd.	17,614	104,416
Medibank Pvt Ltd.	299,987	663,496
Megaport Ltd.(x)*	17,128	129,617
Metcash Ltd.	103,991	252,735
Mineral Resources Ltd.	18,855	819,866
Mirvac Group (REIT)	429,813	588,622
Monadelphous Group Ltd.	10,916	99,171
Nanosonics Ltd.*	30,654	83,172
National Australia Bank Ltd.	341,981	6,391,815
National Storage REIT (REIT)	136,595	191,456
Netwealth Group Ltd.	13,142	127,590
Neuren Pharmaceuticals Ltd.*	13,912	98,929
New Hope Corp. Ltd.	55,624	227,098
Newcrest Mining Ltd.	97,407	1,535,634
NEXTDC Ltd.*	56,158	447,363
nib holdings Ltd.	53,123	253,775
Nine Entertainment Co. Holdings Ltd.	156,123	205,778
Northern Star Resources Ltd.	125,453	843,704
NRW Holdings Ltd.	48,379	84,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nufarm Ltd.	40,978	$125,147
Orica Ltd.	49,913	500,307
Origin Energy Ltd.	187,655	1,059,331
Orora Ltd.	146,344	258,753
Paladin Energy Ltd.*	321,578	227,434
Perpetual Ltd.	12,523	168,682
Perseus Mining Ltd.	147,335	155,829
PEXA Group Ltd.*	13,964	102,531
Pilbara Minerals Ltd.	307,002	848,764
Pinnacle Investment Management Group Ltd.(x)	17,333	100,298
PolyNovo Ltd.*	74,339	62,374
Premier Investments Ltd.	11,122	178,772
Pro Medicus Ltd.	5,733	307,378
Qantas Airways Ltd.*	187,841	625,601
QBE Insurance Group Ltd.	162,530	1,641,674
Qube Holdings Ltd.	192,340	354,919
Ramelius Resources Ltd.	122,080	112,635
Ramsay Health Care Ltd.	20,297	676,901
REA Group Ltd.	5,649	560,494
Reece Ltd.	23,379	280,037
Region RE Ltd. (REIT)	123,738	160,706
Regis Resources Ltd.	81,318	77,902
Rio Tinto Ltd.	40,436	2,952,110
Rio Tinto plc	178,432	11,264,051
Sandfire Resources Ltd.*	49,208	194,892
Santos Ltd.	353,773	1,796,921
Sayona Mining Ltd.(x)*	977,108	58,426
Scentre Group (REIT)	565,376	894,231
SEEK Ltd.	39,076	554,485
Seven Group Holdings Ltd.	17,081	342,096
Silver Lake Resources Ltd.(x)*	100,135	54,403
Sonic Healthcare Ltd.	51,342	983,708
South32 Ltd.	495,122	1,079,168
Star Entertainment Group Ltd. (The)*	146,441	57,434
Star Entertainment Grp Ltd. (The)*	88,752	34,808
Steadfast Group Ltd.	113,256	410,693
Stockland (REIT)	260,029	655,368
Suncorp Group Ltd.	137,962	1,239,176
Super Retail Group Ltd.	17,924	138,176
Tabcorp Holdings Ltd.	245,730	148,513
Technology One Ltd.	32,723	326,319
Telix Pharmaceuticals Ltd.*	30,261	221,802
Telstra Group Ltd.	1,258,598	3,115,480
TPG Telecom Ltd.	46,059	161,690
Transurban Group	335,558	2,737,830
Treasury Wine Estates Ltd.	78,630	623,345
United Malt Group Ltd.*	29,644	94,154
Ventia Services Group Pty. Ltd.	82,935	150,371
Vicinity Ltd. (REIT)	421,489	459,339
Viva Energy Group Ltd.(m)	116,919	225,519
Washington H Soul Pattinson & Co. Ltd.(x)	26,901	563,677
Waypoint REIT Ltd. (REIT)	72,356	104,673
Webjet Ltd.*	41,598	180,532
Weebit Nano Ltd.*	20,221	41,343
Wesfarmers Ltd.	123,581	4,200,066
West African Resources Ltd.*	110,241	54,577
Westpac Banking Corp.	382,237	5,197,809
Whitehaven Coal Ltd.	91,377	417,719
WiseTech Global Ltd.	19,882	831,543
Woodside Energy Group Ltd.	206,827	4,852,419
Woolworths Group Ltd.	132,751	3,185,346
Worley Ltd.	40,100	448,870

		165,410,227

Austria (0.1%)
Mondi plc	79,356	1,328,885

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	166,508	9,243,891

Burkina Faso (0.0%)†
Endeavour Mining plc	29,924	579,053

Chile (0.1%)
Antofagasta plc	56,686	988,333

China (0.6%)
Prosus NV*	282,487	8,338,570

Finland (0.7%)
Nokia OYJ	986,629	3,721,829
Nordea Bank Abp	663,865	7,307,884

		11,029,713

France (14.0%)
Air Liquide SA	97,403	16,460,215
Airbus SE	109,081	14,644,081
AXA SA	352,262	10,495,049
BNP Paribas SA	217,795	13,914,839
Cie de Saint-Gobain SA	95,580	5,747,835
Danone SA	119,302	6,591,660
EssilorLuxottica SA	57,210	9,989,748
Hermes International SCA	6,538	11,956,898
Kering SA	13,381	6,110,116
L’Oreal SA	45,125	18,758,945
LVMH Moet Hennessy Louis Vuitton SE	48,093	36,426,307
Pernod Ricard SA	37,214	6,210,530
Safran SA	70,535	11,084,550
TotalEnergies SE	464,602	30,606,701
Vinci SA	111,076	12,333,034

		211,330,508

Germany (9.9%)
adidas AG	30,924	5,447,541
Allianz SE (Registered)	75,004	17,897,554
BASF SE	165,982	7,537,058
Bayer AG (Registered)	182,701	8,779,151
Bayerische Motoren Werke AG	55,465	5,651,759
Deutsche Boerse AG	35,334	6,115,320
Deutsche Post AG	183,213	7,464,304
Deutsche Telekom AG (Registered)	644,866	13,545,696
Infineon Technologies AG	242,862	8,050,893
Mercedes-Benz Group AG	148,740	10,361,556
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	25,379	9,903,672
SAP SE	190,220	24,700,342
Siemens AG (Registered)	139,284	19,977,022
Volkswagen AG (Preference)(q)	38,348	4,416,800

		149,848,668

Hong Kong (0.3%)
Prudential plc	450,846	4,889,086

Indonesia (0.0%)†
Nickel Industries Ltd.	266,306	128,416

Ireland (0.1%)
Smurfit Kappa Group plc(x)	42,645	1,420,451

Italy (2.6%)
Coca-Cola HBC AG	32,189	883,268
Enel SpA	1,444,682	8,889,410
Eni SpA	417,672	6,736,801
Ferrari NV	21,905	6,477,590
Intesa Sanpaolo SpA	3,000,207	7,739,604
UniCredit SpA	334,398	8,036,016

		38,762,689

Japan (24.9%)
77 Bank Ltd. (The)	5,460	115,820
ABC-Mart, Inc.	11,100	199,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Acom Co. Ltd.(x)	36,258	$84,628
Adastria Co. Ltd.	4,221	81,375
ADEKA Corp.	5,816	99,495
Advantest Corp.(x)	53,764	1,504,198
Aeon Co. Ltd.	60,540	1,200,146
Aeon Delight Co. Ltd.	2,300	50,636
Aeon Hokkaido Corp.	6,749	39,381
Aeon Mall Co. Ltd.	9,610	113,180
AGC, Inc.	16,996	596,407
Ai Holdings Corp.	4,238	67,155
Aica Kogyo Co. Ltd.(x)	4,388	97,984
Aichi Financial Group, Inc.(x)	5,726	93,798
Aichi Steel Corp.	2,010	52,590
Aiful Corp.	20,636	53,578
Air Water, Inc.(x)	14,881	185,515
Airtrip Corp.*	2,812	39,986
Aisan Industry Co. Ltd.	7,700	68,890
Aisin Corp.	13,560	512,674
Ajinomoto Co., Inc.(x)	40,815	1,574,262
Alfresa Holdings Corp.(x)	21,104	346,696
Alpen Co. Ltd.	4,000	51,767
Alpha Systems, Inc.	3,196	60,652
Alps Alpine Co. Ltd.(x)	16,017	139,066
Amada Co. Ltd.	27,419	276,043
Amano Corp.	5,299	116,377
ANA Holdings, Inc.(x)*	45,238	948,412
Anritsu Corp.(x)	11,754	83,963
Aozora Bank Ltd.(x)	10,221	208,948
Appier Group, Inc.*	8,814	94,309
Arata Corp.	2,656	99,173
Arclands Corp.	3,733	39,868
ARE Holdings, Inc.(x)	5,730	72,737
Argo Graphics, Inc.	3,309	73,514
Ariake Japan Co. Ltd.(x)	1,540	52,288
As One Corp.	2,954	107,929
Asahi Group Holdings Ltd.	40,028	1,497,300
Asahi Intecc Co. Ltd.	21,990	395,537
Asahi Kasei Corp.	108,031	679,459
Asics Corp.	15,186	530,758
ASKUL Corp.	4,548	59,650
Astellas Pharma, Inc.	166,276	2,307,658
Autobacs Seven Co. Ltd.(x)	5,122	54,222
Awa Bank Ltd. (The)(x)	2,224	34,110
Axial Retailing, Inc.	2,129	53,353
Azbil Corp.(x)	11,832	362,466
AZ-COM MARUWA Holdings, Inc.(x)	4,260	60,662
Bandai Namco Holdings, Inc.	47,836	973,749
Bank of Kyoto Ltd. (The)(r)	5,416	305,266
Base Co. Ltd.	2,953	85,167
BayCurrent Consulting, Inc.	13,549	453,144
Belc Co. Ltd.	1,912	87,898
Belluna Co. Ltd.(x)	5,056	22,736
Benefit One, Inc.	5,872	42,496
Benesse Holdings, Inc.(x)	5,297	64,848
Bic Camera, Inc.(x)	10,045	74,141
BIPROGY, Inc.	5,369	134,153
BML, Inc.(x)	2,892	54,109
Bridgestone Corp.	50,963	1,987,843
Brother Industries Ltd.	22,856	368,366
Bunka Shutter Co. Ltd.	6,786	50,223
Calbee, Inc.	7,612	144,864
Canon Electronics, Inc.	2,833	35,849
Canon Marketing Japan, Inc.	5,165	133,998
Canon, Inc.	86,583	2,088,676
Capcom Co. Ltd.(x)	17,402	627,073
Casio Computer Co. Ltd.	17,200	144,273
Central Glass Co. Ltd.	3,878	76,942
Central Japan Railway Co.	67,460	1,640,907
Change Holdings, Inc.(x)	2,256	26,585
Chiba Bank Ltd. (The)	45,706	332,610
Chiyoda Co. Ltd.	15,392	94,449
Chofu Seisakusho Co. Ltd.	3,200	44,882
Chubu Electric Power Co., Inc.	61,364	783,064
Chudenko Corp.	4,078	65,902
Chugai Pharmaceutical Co. Ltd.	54,313	1,680,563
Chugin Financial Group, Inc.(x)	13,443	100,436
Chugoku Electric Power Co., Inc. (The)	24,265	149,399
CKD Corp.(x)	4,836	66,696
Cleanup Corp.	10,500	50,448
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	187,509
COLOPL, Inc.*	5,212	20,577
Colowide Co. Ltd.(x)	5,764	93,148
COMSYS Holdings Corp.(x)	10,500	219,640
Comture Corp.	3,705	57,444
Concordia Financial Group Ltd.	96,536	440,239
Cosel Co. Ltd.	4,700	39,156
Cosmo Energy Holdings Co. Ltd.(x)	6,503	228,893
Cosmos Pharmaceutical Corp.	1,993	203,981
Create Restaurants Holdings, Inc.	11,134	85,084
Create SD Holdings Co. Ltd.	2,762	62,655
Credit Saison Co. Ltd.	13,432	213,066
Curves Holdings Co. Ltd.	10,714	50,616
CyberAgent, Inc.	39,456	212,884
Cybozu, Inc.	6,019	81,682
Dai Nippon Printing Co. Ltd.	21,778	566,893
Daicel Corp.	29,000	242,766
Daido Steel Co. Ltd.	2,591	105,433
Daiei Kankyo Co. Ltd.	5,958	84,083
Daifuku Co. Ltd.	27,252	515,990
Daihen Corp.	2,153	72,900
Daiho Corp.	1,428	37,697
Dai-ichi Life Holdings, Inc.	86,111	1,784,567
Daiichi Sankyo Co. Ltd.	152,560	4,191,725
Daiichikosho Co. Ltd.(x)	6,298	102,305
Daiki Aluminium Industry Co. Ltd.	6,333	55,346
Daikin Industries Ltd.	20,859	3,276,666
Daikokutenbussan Co. Ltd.(x)	1,840	77,570
Daio Paper Corp.	8,061	66,024
Daiseki Co. Ltd.	2,316	61,991
Daishi Hokuetsu Financial Group, Inc.(x)	3,188	80,959
Daito Trust Construction Co. Ltd.	6,252	658,920
Daiwa House Industry Co. Ltd.	48,911	1,314,090
Daiwa Securities Group, Inc.	131,703	760,659
Daiwabo Holdings Co. Ltd.	8,725	167,272
DCM Holdings Co. Ltd.	10,117	82,187
Denka Co. Ltd.(x)	5,919	107,060
Denso Corp.	141,704	2,276,708
Dentsu Group, Inc.	18,243	537,133
Descente Ltd.	2,954	84,702
Dexerials Corp.(x)	5,453	134,646
DIC Corp.	8,900	144,631
Digital Arts, Inc.	1,151	35,622
Digital Garage, Inc.	3,387	77,966
dip Corp.	2,786	68,606
Direct Marketing MiX, Inc.	5,296	16,585
Disco Corp.	8,440	1,557,650
DMG Mori Co. Ltd.	11,229	191,082
Doutor Nichires Holdings Co. Ltd.	5,044	78,644
Dowa Holdings Co. Ltd.	5,600	174,288
DTS Corp.	4,573	97,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Duskin Co. Ltd.	4,370	$94,746
DyDo Group Holdings, Inc.	2,123	78,277
Earth Corp.	1,236	40,693
East Japan Railway Co.	29,340	1,679,629
Ebara Corp.	8,388	393,412
EDION Corp.(x)	8,339	82,475
eGuarantee, Inc.	2,719	35,443
Eiken Chemical Co. Ltd.(x)	5,967	54,543
Eisai Co. Ltd.	21,105	1,172,751
Eizo Corp.	2,633	89,329
Elan Corp.	9,238	50,628
Elecom Co. Ltd.	4,016	46,841
Electric Power Development Co. Ltd.(x)	14,178	229,406
Elematec Corp.(x)	7,571	93,726
ENEOS Holdings, Inc.	301,739	1,191,086
en-Japan, Inc.	2,579	40,176
ES-Con Japan Ltd.	14,514	90,615
euglena Co. Ltd.(x)*	9,207	49,103
Exedy Corp.	3,400	59,473
EXEO Group, Inc.	9,800	200,931
Ezaki Glico Co. Ltd.	4,571	125,562
Fancl Corp.	6,642	101,515
FANUC Corp.	85,695	2,232,405
Fast Retailing Co. Ltd.	8,175	1,782,811
FCC Co. Ltd.(x)	7,838	98,657
Food & Life Cos. Ltd.	9,290	156,284
FP Corp.(x)	3,160	50,802
Fudo Tetra Corp.	6,411	86,101
Fuji Corp.	5,877	91,396
Fuji Electric Co. Ltd.	9,979	450,471
Fuji Kyuko Co. Ltd.	2,194	68,342
Fuji Media Holdings, Inc.	20,394	218,624
Fuji Oil Holdings, Inc.	4,030	61,148
Fuji Seal International, Inc.	4,473	53,338
Fuji Soft, Inc.	3,706	120,028
FUJIFILM Holdings Corp.	32,754	1,897,645
Fujikura Ltd.	21,309	171,325
Fujimi, Inc.	3,771	75,829
Fujimori Kogyo Co. Ltd.(x)	2,520	62,646
Fujitec Co. Ltd.(x)	6,579	151,884
Fujitsu Ltd.	17,571	2,069,390
Fukui Computer Holdings, Inc.	1,895	33,794
Fukuoka Financial Group, Inc.	16,400	392,770
Fukushima Galilei Co. Ltd.(x)	2,372	77,061
Fukuyama Transporting Co. Ltd.	2,128	55,963
FULLCAST Holdings Co. Ltd.	4,492	56,571
Funai Soken Holdings, Inc.	3,831	66,909
Furukawa Electric Co. Ltd.	7,000	111,577
Futaba Industrial Co. Ltd.	9,500	48,632
Future Corp.	8,216	82,798
Fuyo General Lease Co. Ltd.	2,579	207,956
G-7 Holdings, Inc.	5,406	44,857
Genky DrugStores Co. Ltd.	1,906	70,531
Geo Holdings Corp.(x)	6,023	95,601
giftee, Inc.(x)*	4,332	41,192
Giken Ltd.	5,478	73,680
GLOBERIDE, Inc.	2,998	40,524
Glory Ltd.	4,557	90,933
GMO GlobalSign Holdings KK(x)	3,313	60,922
GMO internet group, Inc.(x)	7,656	118,600
GMO Payment Gateway, Inc.	3,903	213,563
Goldwin, Inc.(x)	2,916	197,860
Gree, Inc.	19,104	76,063
GS Yuasa Corp.(x)	5,471	97,492
G-Tekt Corp.	7,944	96,748
GungHo Online Entertainment, Inc.	5,621	88,787
Gunma Bank Ltd. (The)(x)	29,571	138,040
Gunze Ltd.	2,242	67,662
H2O Retailing Corp.	8,856	107,500
Hachijuni Bank Ltd. (The)	43,000	237,357
Hakuhodo DY Holdings, Inc.(x)	27,115	223,085
Hamamatsu Photonics KK	13,362	563,218
Hankyu Hanshin Holdings, Inc.(x)	22,548	769,656
Hanwa Co. Ltd.	3,585	113,830
Haseko Corp.(x)	16,475	210,237
Hazama Ando Corp.	13,966	109,063
Heiwa Corp.(x)	4,550	65,309
Heiwa Real Estate Co. Ltd.	100	2,663
Heiwado Co. Ltd.	2,453	42,809
Hikari Tsushin, Inc.(x)	1,831	279,049
Hino Motors Ltd.*	22,963	87,725
Hioki EE Corp.	1,430	69,184
Hirogin Holdings, Inc.	36,500	224,022
Hirose Electric Co. Ltd.(x)	2,789	323,243
HIS Co. Ltd.(x)*	3,292	39,784
Hisamitsu Pharmaceutical Co., Inc.	5,579	203,351
Hitachi Construction Machinery Co. Ltd.(x)	6,567	199,770
Hitachi Ltd.	84,964	5,273,294
Hitachi Zosen Corp.	13,019	73,092
Hokkaido Electric Power Co., Inc.	22,712	99,122
Hokkaido Gas Co. Ltd.	26	413
Hokkoku Financial Holdings, Inc.(x)	1,084	37,719
Hokuetsu Corp.(x)	13,526	98,205
Hokuhoku Financial Group, Inc.(x)	10,686	114,447
Hokuriku Electric Power Co.*	21,850	117,847
Honda Motor Co. Ltd.	416,277	4,685,345
Horiba Ltd.	3,816	206,683
Hoshizaki Corp.	11,077	385,071
Hosiden Corp.	6,570	84,367
House Foods Group, Inc.(x)	8,400	175,375
Hoya Corp.	36,165	3,708,703
Hulic Co. Ltd.	40,493	363,364
Hyakugo Bank Ltd. (The)(x)	17,673	63,388
Hyakujushi Bank Ltd. (The)(x)	2,900	50,882
Ibiden Co. Ltd.(x)	10,054	535,801
Ichibanya Co. Ltd.	1,268	46,243
Ichigo, Inc.	44,705	97,523
Idec Corp.	3,977	78,986
Idemitsu Kosan Co. Ltd.(x)	18,720	430,670
IDOM, Inc.	10,714	52,265
IHI Corp.(x)	10,832	227,237
Iida Group Holdings Co. Ltd.	15,482	257,602
I’ll, Inc.	4,743	123,145
Inaba Denki Sangyo Co. Ltd.	6,062	131,227
Infocom Corp.	2,107	38,801
Infomart Corp.	19,428	52,262
Information Services International-Dentsu Ltd.	2,820	107,939
INFRONEER Holdings, Inc.	20,727	214,704
Inpex Corp.	88,887	1,341,870
Insource Co. Ltd.	9,158	63,427
Intage Holdings, Inc.(x)	6,863	102,688
Internet Initiative Japan, Inc.	9,252	149,670
IR Japan Holdings Ltd.(x)	6,362	74,203
Iriso Electronics Co. Ltd.	1,764	49,577
Iseki & Co. Ltd.	4,100	32,456
Isetan Mitsukoshi Holdings Ltd.(x)	35,742	414,128
Isuzu Motors Ltd.	53,195	669,387
Ito En Ltd.	6,216	200,032
ITOCHU Corp.	113,835	4,117,987
Itochu Enex Co. Ltd.	814	8,198
Itochu Techno-Solutions Corp.	7,982	230,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Itoham Yonekyu Holdings, Inc.	2,538	$68,777
Iwatani Corp.	3,794	191,299
Iyogin Holdings, Inc.(x)	24,000	172,645
Izumi Co. Ltd.	3,455	91,531
J Front Retailing Co. Ltd.	22,829	233,576
JAC Recruitment Co. Ltd.	4,065	69,146
JAFCO Group Co. Ltd.	5,476	60,279
Japan Airlines Co. Ltd.	40,833	794,582
Japan Airport Terminal Co. Ltd.	6,373	270,247
Japan Cash Machine Co. Ltd.	6,102	40,873
Japan Display, Inc.(x)*	231,888	58,965
Japan Elevator Service Holdings Co. Ltd.	4,050	59,487
Japan Exchange Group, Inc.	46,186	857,334
Japan Lifeline Co. Ltd.	7,771	60,529
Japan Material Co. Ltd.	5,450	83,661
Japan Petroleum Exploration Co. Ltd.(x)	2,810	105,864
Japan Post Bank Co. Ltd.	46,500	404,821
Japan Post Holdings Co. Ltd.	214,625	1,719,844
Japan Post Insurance Co. Ltd.	19,609	330,731
Japan Pulp & Paper Co. Ltd.	2,543	83,127
Japan Securities Finance Co. Ltd.	6,741	64,731
Japan Tobacco, Inc.	103,866	2,390,920
Japan Wool Textile Co. Ltd. (The)	5,449	49,079
JCR Pharmaceuticals Co. Ltd.	5,088	50,917
JCU Corp.(x)	1,541	32,070
Jeol Ltd.(x)	3,266	97,429
JFE Holdings, Inc.(x)	47,231	692,473
JGC Holdings Corp.	18,595	258,755
JMDC, Inc.(x)	2,736	99,579
Joyful Honda Co. Ltd.	6,398	75,266
JSR Corp.	16,517	443,983
JTEKT Corp.	17,798	168,047
Juroku Financial Group, Inc.(x)	3,200	80,193
Justsystems Corp.	2,992	60,044
JVCKenwood Corp.	19,300	88,209
K&O Energy Group, Inc.	2,655	46,512
Kadokawa Corp.	9,702	194,248
Kagome Co. Ltd.	8,701	188,937
Kajima Corp.	40,971	667,177
Kakaku.com, Inc.(x)	13,130	133,286
Kaken Pharmaceutical Co. Ltd.	2,834	66,374
Kameda Seika Co. Ltd.(x)	1,676	45,926
Kamigumi Co. Ltd.(x)	8,622	177,702
Kanamoto Co. Ltd.	2,948	51,803
Kandenko Co. Ltd.	11,505	106,012
Kaneka Corp.(x)	6,200	161,057
Kanematsu Corp.	8,108	112,201
Kansai Electric Power Co., Inc. (The)(x)	65,172	906,015
Kansai Paint Co. Ltd.	18,311	261,910
Kao Corp.	38,946	1,446,663
Kappa Create Co. Ltd.(x)*	4,080	41,635
Katitas Co. Ltd.(x)	5,812	84,706
Kato Sangyo Co. Ltd.	2,563	68,174
Kawasaki Heavy Industries Ltd.	12,529	303,500
Kawasaki Kisen Kaisha Ltd.(x)	13,020	444,687
KDDI Corp.	135,322	4,144,598
KeePer Technical Laboratory Co. Ltd.	2,208	86,139
Keihan Holdings Co. Ltd.	8,105	215,208
Keihanshin Building Co. Ltd.	3,858	35,446
Keikyu Corp.	24,606	209,194
Keio Corp.(x)	8,634	297,083
Keisei Electric Railway Co. Ltd.	13,333	462,158
Keiyo Bank Ltd. (The)(x)	17,682	81,879
Kewpie Corp.	13,000	209,084
Key Coffee, Inc.(x)	4,000	54,149
Keyence Corp.	17,078	6,342,539
KH Neochem Co. Ltd.	3,353	51,493
Kikkoman Corp.(x)	12,176	639,110
Kinden Corp.	15,000	218,415
Kintetsu Department Store Co. Ltd.	2,816	53,874
Kintetsu Group Holdings Co. Ltd.(x)	17,144	486,190
Kirin Holdings Co. Ltd.	70,527	987,774
Kissei Pharmaceutical Co. Ltd.	3,193	72,432
Ki-Star Real Estate Co. Ltd.	2,056	63,562
Kitano Construction Corp.	2,956	59,144
Kitz Corp.	6,541	45,302
Kiyo Bank Ltd. (The)(x)	3,600	36,087
Koa Corp.(x)	2,679	32,251
Kobayashi Pharmaceutical Co. Ltd.	4,615	206,137
Kobe Bussan Co. Ltd.	14,292	335,303
Kobe Steel Ltd.(x)	33,016	430,595
Koei Tecmo Holdings Co. Ltd.	11,028	156,852
Kohnan Shoji Co. Ltd.	2,315	60,416
Koito Manufacturing Co. Ltd.(x)	19,178	289,582
Kokuyo Co. Ltd.	7,982	126,668
Komatsu Ltd.	81,280	2,198,976
KOMEDA Holdings Co. Ltd.	4,896	95,011
Komeri Co. Ltd.(x)	3,475	73,248
Komori Corp.	7,900	55,983
Konami Group Corp.(x)	7,496	395,617
Konica Minolta, Inc.(x)*	43,791	142,561
Konoike Transport Co. Ltd.	6,036	78,116
Kosaido Holdings Co. Ltd.	2,978	59,106
Kose Corp.	3,360	244,063
Koshidaka Holdings Co. Ltd.	10,956	86,144
Kotobuki Spirits Co. Ltd.	8,160	131,978
K’s Holdings Corp.(x)	17,800	163,421
Kubota Corp.	90,523	1,335,069
Kumagai Gumi Co. Ltd.	3,271	77,157
Kumiai Chemical Industry Co. Ltd.	9,350	69,324
Kura Sushi, Inc.	3,446	78,287
Kuraray Co. Ltd.	28,183	333,994
Kureha Corp.	1,321	73,546
Kurita Water Industries Ltd.(x)	9,006	314,222
KYB Corp.	1,923	62,217
Kyocera Corp.	26,219	1,331,127
Kyoei Steel Ltd.(x)	7,738	103,042
Kyoritsu Maintenance Co. Ltd.(x)	2,670	111,167
Kyowa Kirin Co. Ltd.	20,521	357,580
Kyudenko Corp.	3,588	112,509
Kyushu Electric Power Co., Inc.*	39,593	258,425
Kyushu Financial Group, Inc.(x)	34,349	177,215
Kyushu Railway Co.	11,748	249,912
Lasertec Corp.	8,220	1,279,975
Lawson, Inc.	5,088	233,972
Life Corp.	3,042	74,096
Link And Motivation, Inc.(x)	10,606	30,802
Lintec Corp.	4,900	78,448
Lion Corp.	21,636	213,696
LITALICO, Inc.	3,942	52,968
Lixil Corp.	29,006	338,022
M&A Capital Partners Co. Ltd.	1,564	28,048
M3, Inc.	33,824	614,735
Mabuchi Motor Co. Ltd.	4,526	135,380
Macnica Holdings, Inc.	4,581	215,501
Maeda Kosen Co. Ltd.	3,173	63,485
Makino Milling Machine Co. Ltd.(x)	2,098	91,675
Makita Corp.	22,583	557,926
Mandom Corp.	4,260	39,339
Marubeni Corp.	143,464	2,238,745
Maruha Nichiro Corp.	3,726	63,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Marui Group Co. Ltd.	15,023	$244,285
Maruichi Steel Tube Ltd.	7,800	194,165
MARUKA FURUSATO Corp.	3,674	66,011
Maruwa Co. Ltd.(x)	889	139,680
Marvelous, Inc.	10,228	48,799
Matsuda Sangyo Co. Ltd.(x)	4,000	63,437
Matsui Securities Co. Ltd.(x)	14,747	81,018
MatsukiyoCocokara & Co.	34,299	615,220
Matsuya Co. Ltd.	7,173	48,479
Matsuyafoods Holdings Co. Ltd.	3,039	83,581
Maxell Ltd.	5,700	63,812
Mazda Motor Corp.	57,715	655,203
Mebuki Financial Group, Inc.(x)	104,665	289,748
Media Do Co. Ltd.*	9,544	75,361
Medipal Holdings Corp.	17,687	299,143
Medley, Inc.*	1,414	45,465
MedPeer, Inc.	9,655	65,835
Megachips Corp.	3,355	93,843
Megmilk Snow Brand Co. Ltd.	3,437	52,737
Meidensha Corp.	4,400	66,159
Meiji Holdings Co. Ltd.	21,858	543,525
Meiko Electronics Co. Ltd.	2,286	51,934
MEITEC Group Holdings, Inc.(x)	5,817	105,254
Melco Holdings, Inc.	2,177	45,378
Menicon Co. Ltd.	4,964	63,910
Mercari, Inc.*	10,481	226,256
METAWATER Co. Ltd.(x)	3,652	45,577
Milbon Co. Ltd.	2,308	64,264
Mimasu Semiconductor Industry Co. Ltd.	3,269	60,834
Minebea Mitsumi, Inc.(x)	30,892	504,703
Mirait One Corp.	7,953	104,655
Miroku Jyoho Service Co. Ltd.	2,998	33,041
MISUMI Group, Inc.	26,577	415,532
Mitani Sekisan Co. Ltd.(x)	1,611	49,751
Mitsubishi Chemical Group Corp.	116,938	737,670
Mitsubishi Corp.	110,114	5,252,226
Mitsubishi Electric Corp.	179,283	2,218,243
Mitsubishi Estate Co. Ltd.	102,068	1,335,271
Mitsubishi Gas Chemical Co., Inc.(x)	14,524	195,594
Mitsubishi HC Capital, Inc.	60,887	405,805
Mitsubishi Heavy Industries Ltd.	30,840	1,722,368
Mitsubishi Logistics Corp.	4,016	106,742
Mitsubishi Materials Corp.(x)	14,300	231,476
Mitsubishi Motors Corp.(x)	75,000	326,920
Mitsubishi Pencil Co. Ltd.	3,972	50,979
Mitsubishi Research Institute, Inc.	2,488	80,580
Mitsubishi Shokuhin Co. Ltd.	3,000	78,292
Mitsubishi UFJ Financial Group, Inc.	1,052,892	8,937,323
Mitsui & Co. Ltd.	130,289	4,728,033
Mitsui Chemicals, Inc.	14,798	383,912
Mitsui Fudosan Co. Ltd.	74,316	1,638,095
Mitsui Mining & Smelting Co. Ltd.(x)	5,900	149,829
Mitsui OSK Lines Ltd.(x)	29,808	819,800
Mitsui-Soko Holdings Co. Ltd.(x)	3,314	95,468
Mitsuuroko Group Holdings Co. Ltd.	1,749	14,969
Miura Co. Ltd.	8,004	161,215
MIXI, Inc.(x)	3,456	54,833
Mizuho Financial Group, Inc.(x)	248,704	4,228,833
Mizuho Leasing Co. Ltd.	1,996	65,581
Mochida Pharmaceutical Co. Ltd.(x)	2,534	56,550
Modec, Inc.*	6,780	83,570
Monex Group, Inc.	14,185	52,966
Money Forward, Inc.*	4,020	129,176
MonotaRO Co. Ltd.	23,996	256,997
Morinaga & Co. Ltd.	4,247	153,522
Morinaga Milk Industry Co. Ltd.	3,908	147,151
Morita Holdings Corp.	3,388	36,115
MOS Food Services, Inc.(x)	3,648	80,313
MS&AD Insurance Group Holdings, Inc.(x)	34,213	1,258,033
Murata Manufacturing Co. Ltd.	157,395	2,879,536
Musashi Seimitsu Industry Co. Ltd.(x)	5,616	61,068
Nabtesco Corp.	11,042	199,242
Nachi-Fujikoshi Corp.	2,183	58,724
Nagase & Co. Ltd.	11,432	179,811
Nagawa Co. Ltd.	1,145	53,327
Nagoya Railroad Co. Ltd.	17,631	260,442
Nankai Electric Railway Co. Ltd.	9,800	190,341
Nanto Bank Ltd. (The)	2,711	48,273
NEC Corp.	24,786	1,370,163
NEC Networks & System Integration Corp.	43	565
NET One Systems Co. Ltd.	7,723	146,667
Nexon Co. Ltd.	38,447	687,822
Nextage Co. Ltd.(x)	4,194	64,044
NGK Insulators Ltd.	22,442	297,645
NH Foods Ltd.	6,942	207,693
NHK Spring Co. Ltd.	25,000	191,381
Nichias Corp.	4,359	89,403
Nichicon Corp.	10,871	102,570
Nichiha Corp.	3,077	60,597
Nichirei Corp.	9,587	210,742
Nidec Corp.	42,909	1,990,112
Nifco, Inc.	5,877	152,155
Nihon Kohden Corp.	7,968	196,854
Nihon M&A Center Holdings, Inc.(x)	30,043	144,646
Nihon Parkerizing Co. Ltd.	12,170	90,070
Nihon Yamamura Glass Co. Ltd.*	5,562	66,696
Nikkon Holdings Co. Ltd.	5,491	116,147
Nikon Corp.(x)	26,926	284,053
Nintendo Co. Ltd.	107,772	4,492,904
Nippn Corp.	4,887	71,062
Nippon Ceramic Co. Ltd.	1,836	32,730
Nippon Chemi-Con Corp.*	3,503	37,834
Nippon Densetsu Kogyo Co. Ltd.	4,340	63,776
Nippon Electric Glass Co. Ltd.	6,101	113,741
Nippon Express Holdings, Inc.	6,057	316,266
Nippon Gas Co. Ltd.	8,442	125,184
Nippon Kanzai Holdings Co. Ltd.(x)	4,458	76,637
Nippon Kayaku Co. Ltd.(x)	10,745	89,841
Nippon Light Metal Holdings Co. Ltd.	5,252	59,148
Nippon Paint Holdings Co. Ltd.	92,331	621,554
Nippon Paper Industries Co. Ltd.*	9,600	86,595
Nippon Parking Development Co. Ltd.	46,787	66,686
Nippon Pillar Packing Co. Ltd.(x)	3,146	82,208
Nippon Sanso Holdings Corp.	15,957	378,530
Nippon Sharyo Ltd.(x)	3,791	53,222
Nippon Shinyaku Co. Ltd.	4,816	203,965
Nippon Shokubai Co. Ltd.	2,462	89,458
Nippon Signal Co. Ltd.	8,900	55,982
Nippon Soda Co. Ltd.(x)	950	34,964
Nippon Steel Corp.(x)	79,924	1,874,556
Nippon Telegraph & Telephone Corp.	5,524,500	6,528,551
Nippon Television Holdings, Inc.	13,631	137,915
Nippon Yusen KK(x)	46,207	1,201,555
Nipro Corp.(x)	13,900	112,454
Nishimatsu Construction Co. Ltd.(x)	3,295	81,758
Nishimatsuya Chain Co. Ltd.	6,093	66,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nishi-Nippon Financial Holdings, Inc.	10,611	$121,277
Nishi-Nippon Railroad Co. Ltd.(x)	5,600	92,990
Nishio Holdings Co. Ltd.	3,957	93,470
Nissan Chemical Corp.(x)	9,008	383,310
Nissan Motor Co. Ltd.(x)	236,553	1,045,208
Nissan Shatai Co. Ltd.	45	257
Nissha Co. Ltd.	6,603	74,231
Nisshin Oillio Group Ltd. (The)	2,383	66,735
Nisshin Seifun Group, Inc.	18,778	239,437
Nisshinbo Holdings, Inc.	12,062	89,755
Nissin Foods Holdings Co. Ltd.	6,316	525,136
Nissui Corp.	20,317	99,478
Niterra Co. Ltd.(x)	12,240	277,169
Nitori Holdings Co. Ltd.	7,473	835,612
Nitta Corp.	1,728	38,390
Nitto Boseki Co. Ltd.	2,757	64,387
Nitto Denko Corp.	12,124	795,719
Noevir Holdings Co. Ltd.	1,781	63,045
NOF Corp.	7,305	292,122
Nohmi Bosai Ltd.	4,847	57,376
Nojima Corp.(x)	7,218	63,129
NOK Corp.(x)	6,744	89,603
Nomura Co. Ltd.	11,318	72,252
Nomura Holdings, Inc.(x)	313,789	1,257,970
Nomura Real Estate Holdings, Inc.	10,820	271,731
Nomura Research Institute Ltd.	34,264	892,597
Noritake Co. Ltd.	1,990	82,828
Noritsu Koki Co. Ltd.	4,795	106,687
Noritz Corp.	4,795	50,889
North Pacific Bank Ltd.	649	1,568
NS Solutions Corp.	3,420	97,378
NS United Kaiun Kaisha Ltd.	3,102	81,785
NSD Co. Ltd.	5,948	112,878
NSK Ltd.(x)	30,498	171,674
NTN Corp.(x)	37,117	70,712
NTT Data Group Corp.	52,403	702,903
Obara Group, Inc.	1,415	36,549
Obayashi Corp.	56,756	499,995
OBIC Business Consultants Co. Ltd.	3,287	136,372
Obic Co. Ltd.	5,591	848,714
Odakyu Electric Railway Co. Ltd.(x)	24,751	370,089
Ogaki Kyoritsu Bank Ltd. (The)	2,098	29,117
Ohsho Food Service Corp.	741	34,263
Oiles Corp.(x)	4,560	61,272
Oita Bank Ltd. (The)	2,100	38,195
Oji Holdings Corp.(x)	68,133	286,775
Okamoto Industries, Inc.(x)	2,906	98,591
Oki Electric Industry Co. Ltd.	8,423	56,702
Okinawa Electric Power Co., Inc. (The)	3,807	28,634
OKUMA Corp.	1,173	51,609
Okumura Corp.	2,739	82,295
Olympus Corp.	106,520	1,383,890
Omron Corp.(x)	16,011	714,302
Ono Pharmaceutical Co. Ltd.	32,222	618,393
Onward Holdings Co. Ltd.	15,000	52,396
Open Door, Inc.(x)*	4,483	25,889
Open House Group Co. Ltd.	5,846	198,492
Open Up Group, Inc.	4,768	58,547
Optex Group Co. Ltd.	5,977	64,753
Optorun Co. Ltd.	5,119	62,994
Oracle Corp.	3,300	245,115
Organo Corp.	3,220	90,498
Orient Corp.	6,542	50,781
Oriental Land Co. Ltd.(x)	94,115	3,091,612
ORIX Corp.	112,250	2,097,927
Osaka Gas Co. Ltd.	34,309	565,235
Osaka Organic Chemical Industry Ltd.	3,454	58,383
Osaka Soda Co. Ltd.(x)	1,925	83,085
OSAKA Titanium Technologies Co. Ltd.(x)	2,564	52,244
Otsuka Corp.	9,530	403,801
Otsuka Holdings Co. Ltd.	36,212	1,287,435
Outsourcing, Inc.	8,818	68,153
PALTAC Corp.	2,773	87,027
Pan Pacific International Holdings Corp.	39,509	829,626
Panasonic Holdings Corp.	204,905	2,306,278
Park24 Co. Ltd.*	10,900	138,219
Pasona Group, Inc.	3,788	41,419
Penta-Ocean Construction Co. Ltd.	29,322	174,472
PeptiDream, Inc.*	8,788	94,737
Persol Holdings Co. Ltd.	180,660	294,249
Pharma Foods International Co. Ltd.	3,751	38,228
PHC Holdings Corp.	4,990	50,955
Pigeon Corp.	10,057	113,633
Piolax, Inc.	4,502	68,928
Pola Orbis Holdings, Inc.	8,224	98,865
Pressance Corp.	6,138	75,246
Prestige International, Inc.	10,559	43,737
Prima Meat Packers Ltd.	3,652	59,946
Raito Kogyo Co. Ltd.	6,051	83,533
Raksul, Inc.(x)*	3,788	33,738
Rakus Co. Ltd.(x)	8,231	113,600
Rakuten Bank Ltd.(x)*	6,982	107,459
Rakuten Group, Inc.	152,699	626,471
Recruit Holdings Co. Ltd.	129,913	4,006,752
Relo Group, Inc.	8,730	94,550
Renesas Electronics Corp.*	114,005	1,743,565
Rengo Co. Ltd.	15,192	104,303
Resona Holdings, Inc.	209,322	1,160,208
Resonac Holdings Corp.	14,151	237,207
Resorttrust, Inc.	7,178	107,281
Restar Holdings Corp.(x)	5,506	90,231
Ricoh Co. Ltd.	46,040	397,582
Ricoh Leasing Co. Ltd.	1,550	45,481
Riken Corp.(r)(x)	1,600	39,186
Rinnai Corp.(x)	11,100	207,976
Riso Kyoiku Co. Ltd.	22,934	38,060
Rohm Co. Ltd.(x)	30,360	572,297
Rohto Pharmaceutical Co. Ltd.	16,720	453,691
Roland Corp.	1,717	47,107
Rorze Corp.	1,360	94,010
Round One Corp.(x)	18,870	70,712
Royal Holdings Co. Ltd.	1,912	33,995
RS Technologies Co. Ltd.	3,414	65,269
Ryohin Keikaku Co. Ltd.	21,429	277,542
S Foods, Inc.	3,922	87,788
Saibu Gas Holdings Co. Ltd.	2,687	34,702
Sakai Moving Service Co. Ltd.	3,080	51,402
Sakata Seed Corp.	2,341	68,065
San ju San Financial Group, Inc.	2,610	32,415
San-A Co. Ltd.	1,826	58,407
San-Ai Obbli Co. Ltd.(x)	7,598	80,688
Sangetsu Corp.	3,239	63,137
Sanken Electric Co. Ltd.	2,047	124,239
Sanki Engineering Co. Ltd.	7,418	80,564
Sankyo Co. Ltd.	3,547	162,682
Sankyu, Inc.	4,962	171,698
Sanrio Co. Ltd.	5,173	245,773
Sansan, Inc.*	4,408	37,107
Santen Pharmaceutical Co. Ltd.	30,999	284,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sanwa Holdings Corp.	21,000	$279,363
Sanyo Chemical Industries Ltd.	1,868	51,187
Sanyo Denki Co. Ltd.	1,435	65,681
Sanyo Special Steel Co. Ltd.(x)	3,355	66,139
Sapporo Holdings Ltd.	6,302	200,606
Sato Holdings Corp.(x)	5,385	76,069
Sawai Group Holdings Co. Ltd.	3,946	120,883
SBI Holdings, Inc.(x)	22,703	478,246
SBS Holdings, Inc.	2,809	52,669
SCREEN Holdings Co. Ltd.	5,568	271,284
SCSK Corp.	12,294	214,635
Secom Co. Ltd.	17,549	1,190,758
Sega Sammy Holdings, Inc.	13,520	249,610
Seibu Holdings, Inc.	22,730	218,874
Seiko Epson Corp.	24,121	379,231
Seiko Group Corp.	4,175	73,085
Seino Holdings Co. Ltd.(x)	10,346	145,075
Seiren Co. Ltd.(x)	5,033	78,910
Sekisui Chemical Co. Ltd.	33,017	475,680
Sekisui House Ltd.	53,648	1,068,724
Sekisui Jushi Corp.(x)	5,073	80,963
Senko Group Holdings Co. Ltd.(x)	10,158	71,237
Senshu Electric Co. Ltd.(x)	4,125	97,301
Seven & i Holdings Co. Ltd.	63,669	2,494,526
Seven Bank Ltd.(x)	64,776	134,762
SG Holdings Co. Ltd.(x)	31,903	408,821
Sharp Corp.(x)*	21,346	133,127
Shibuya Corp.	2,975	49,988
SHIFT, Inc.*	1,134	207,237
Shiga Bank Ltd. (The)	2,831	66,304
Shikoku Electric Power Co., Inc.	18,249	124,986
Shikoku Kasei Holdings Corp.	5,724	63,277
Shimadzu Corp.	21,141	561,911
Shimamura Co. Ltd.	2,500	247,089
Shimano, Inc.	7,143	963,856
Shimizu Corp.(x)	57,596	400,636
Shimojima Co. Ltd.(x)	5,300	41,176
Shin Nippon Biomedical Laboratories Ltd.(x)	4,508	56,471
Shin-Etsu Chemical Co. Ltd.	142,130	4,130,558
Shinko Electric Industries Co. Ltd.	5,402	210,491
Shinmaywa Industries Ltd.	11,106	94,755
Shionogi & Co. Ltd.	21,278	951,985
Ship Healthcare Holdings, Inc.	5,252	79,725
Shiseido Co. Ltd.	35,968	1,263,597
Shizuoka Financial Group, Inc.(x)	40,645	331,546
Shizuoka Gas Co. Ltd.	6,571	44,806
SHO-BOND Holdings Co. Ltd.	4,612	181,344
Shoei Co. Ltd.	4,748	72,726
Shoei Foods Corp.(x)	2,002	65,108
Showa Sangyo Co. Ltd.	2,573	52,600
Siix Corp.	7,281	74,203
Simplex Holdings, Inc.	1,627	29,483
Sinfonia Technology Co. Ltd.	7,390	79,567
Sintokogio Ltd.	7,500	54,905
SKY Perfect JSAT Holdings, Inc.(x)	7,493	35,048
Skylark Holdings Co. Ltd.*	24,496	335,132
SMC Corp.	5,719	2,563,294
SMK Corp.(x)	1,620	26,787
SMS Co. Ltd.	6,512	110,923
Snow Peak, Inc.(x)	3,954	31,407
Socionext, Inc.	2,403	237,663
SoftBank Corp.	278,730	3,153,059
SoftBank Group Corp.	84,453	3,580,097
Sohgo Security Services Co. Ltd.	31,635	190,987
Sojitz Corp.(x)	18,298	401,371
Solasto Corp.	7,031	29,170
Sompo Holdings, Inc.	28,629	1,232,403
Sony Group Corp.	120,751	9,890,205
Sosei Group Corp.*	5,980	59,704
Sotetsu Holdings, Inc.	6,169	121,407
Square Enix Holdings Co. Ltd.	8,069	276,724
SRE Holdings Corp.*	4,356	85,902
Stanley Electric Co. Ltd.(x)	13,307	210,371
Starts Corp., Inc.	391	7,643
Strike Co. Ltd.	2,743	61,582
Subaru Corp.	52,689	1,024,587
Sugi Holdings Co. Ltd.	3,272	130,079
SUMCO Corp.	32,710	426,605
Sumitomo Bakelite Co. Ltd.	2,496	108,949
Sumitomo Chemical Co. Ltd.(x)	130,222	354,660
Sumitomo Corp.	109,290	2,182,290
Sumitomo Densetsu Co. Ltd.	4,653	86,372
Sumitomo Electric Industries Ltd.	63,561	766,228
Sumitomo Forestry Co. Ltd.	14,704	374,488
Sumitomo Heavy Industries Ltd.	10,441	264,938
Sumitomo Metal Mining Co. Ltd.	21,852	643,248
Sumitomo Mitsui Construction Co. Ltd.	15,803	43,462
Sumitomo Mitsui Financial Group, Inc.(x)	119,482	5,874,159
Sumitomo Mitsui Trust Holdings, Inc.(x)	31,024	1,169,005
Sumitomo Osaka Cement Co. Ltd.	3,791	93,177
Sumitomo Pharma Co. Ltd.	15,798	56,631
Sumitomo Realty & Development Co. Ltd.	33,056	859,580
Sumitomo Riko Co. Ltd.	10,079	75,404
Sumitomo Rubber Industries Ltd.	16,520	182,512
Sumitomo Warehouse Co. Ltd. (The)	5,783	92,294
Sundrug Co. Ltd.	6,166	167,312
Suntory Beverage & Food Ltd.	12,637	384,759
Suruga Bank Ltd.	11,788	49,932
Suzuken Co. Ltd.	7,488	231,695
Suzuki Motor Corp.	32,070	1,291,041
Sysmex Corp.	15,061	718,885
Systena Corp.	23,296	41,934
T Hasegawa Co. Ltd.	3,525	71,944
T&D Holdings, Inc.	43,401	716,767
Tadano Ltd.	8,952	76,138
Taihei Dengyo Kaisha Ltd.	3,251	88,541
Taiheiyo Cement Corp.(x)	12,822	227,371
Taikisha Ltd.	2,538	76,765
Taisei Corp.	17,402	612,633
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	178,036
Taiyo Holdings Co. Ltd.	3,818	65,507
Taiyo Yuden Co. Ltd.	8,275	224,207
Takamatsu Construction Group Co. Ltd.	3,899	69,558
Takara Bio, Inc.	4,701	43,506
Takara Holdings, Inc.	11,662	93,724
Takara Standard Co. Ltd.(x)	6,958	86,277
Takashimaya Co. Ltd.	11,437	167,453
Takeda Pharmaceutical Co. Ltd.	151,513	4,705,379
Takeuchi Manufacturing Co. Ltd.	3,225	105,745
Takuma Co. Ltd.	5,495	56,921
Tama Home Co. Ltd.(x)	4,485	106,843
Tamron Co. Ltd.	3,812	116,574
Tamura Corp.(x)	15,075	56,390
TBS Holdings, Inc.	11,930	200,736
TDK Corp.	27,666	1,025,997
TechMatrix Corp.(x)	5,615	59,592
TechnoPro Holdings, Inc.	10,275	223,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Teijin Ltd.(x)	14,506	$141,041
Terumo Corp.	52,736	1,398,506
T-Gaia Corp.(x)	5,533	65,349
THK Co. Ltd.	9,493	173,642
TIS, Inc.	18,861	415,613
TKC Corp.	2,570	62,599
Toagosei Co. Ltd.	10,197	91,707
Tobishima Corp.	6,530	60,476
Tobu Railway Co. Ltd.(x)	17,551	451,224
Tocalo Co. Ltd.(x)	8,849	80,650
Toda Corp.	32,000	173,362
Toei Co. Ltd.	737	92,618
Toho Bank Ltd. (The)(x)	26,176	49,395
Toho Co. Ltd.	10,791	368,413
Toho Gas Co. Ltd.	8,185	142,816
Toho Holdings Co. Ltd.	2,743	58,847
Toho Titanium Co. Ltd.(x)	3,893	46,709
Tohoku Electric Power Co., Inc.	41,248	267,074
Tokai Carbon Co. Ltd.	15,000	117,539
Tokai Corp.	2,615	33,247
TOKAI Holdings Corp.(x)	9,977	61,822
Tokai Tokyo Financial Holdings, Inc.	32,730	106,224
Token Corp.	853	45,550
Tokio Marine Holdings, Inc.	167,540	3,884,677
Tokyo Century Corp.(x)	3,218	128,470
Tokyo Electric Power Co. Holdings, Inc.*	150,110	671,798
Tokyo Electron Device Ltd.	4,761	112,940
Tokyo Electron Ltd.	36,615	5,008,101
Tokyo Gas Co. Ltd.	35,205	798,850
Tokyo Kiraboshi Financial Group, Inc.(x)	4,131	124,533
Tokyo Ohka Kogyo Co. Ltd.	2,294	136,559
Tokyo Seimitsu Co. Ltd.	3,298	165,297
Tokyo Steel Manufacturing Co. Ltd.(x)	9,358	105,515
Tokyo Tatemono Co. Ltd.	19,659	272,048
Tokyotokeiba Co. Ltd.	2,059	55,388
Tokyu Construction Co. Ltd.	14,461	75,479
Tokyu Corp.	46,695	538,692
Tokyu Fudosan Holdings Corp.	57,534	353,813
Tomy Co. Ltd.	9,500	137,440
Topcon Corp.	8,062	88,987
TOPPAN Holdings, Inc.	21,338	510,461
Toray Industries, Inc.	117,437	611,389
Toridoll Holdings Corp.(x)	4,525	111,581
Torii Pharmaceutical Co. Ltd.	2,128	55,108
Toshiba Corp.(x)*	32,580	1,003,518
Toshiba TEC Corp.	2,627	60,032
Tosho Co. Ltd.	1,942	14,802
Tosoh Corp.(x)	24,847	318,901
Totetsu Kogyo Co. Ltd.	1,687	33,167
TOTO Ltd.(x)	12,927	334,161
Towa Pharmaceutical Co. Ltd.	3,403	64,694
Toyo Ink SC Holdings Co. Ltd.	1,695	26,518
Toyo Seikan Group Holdings Ltd.	12,145	198,909
Toyo Suisan Kaisha Ltd.	9,479	372,018
Toyo Tire Corp.	11,244	173,205
Toyobo Co. Ltd.	9,549	68,851
Toyoda Gosei Co. Ltd.	5,066	108,886
Toyota Boshoku Corp.	5,878	107,223
Toyota Industries Corp.	12,175	959,319
Toyota Motor Corp.	937,317	16,793,805
Toyota Tsusho Corp.	17,007	1,000,914
TPR Co. Ltd.(x)	4,102	50,095
Trancom Co. Ltd.(x)	1,347	66,160
Transcosmos, Inc.	3,331	71,216
TRE Holdings Corp.(x)	8,081	65,161
Trend Micro, Inc.	10,020	380,041
Tri Chemical Laboratories, Inc.	2,576	53,437
Trusco Nakayama Corp.	3,910	64,103
TS Tech Co. Ltd.	7,845	89,033
TSI Holdings Co. Ltd.	14,450	78,322
Tsubakimoto Chain Co.	2,593	67,237
Tsugami Corp.(x)	7,561	58,691
Tsumura & Co.	5,969	111,040
Tsuruha Holdings, Inc.	3,954	265,778
TV Asahi Holdings Corp.	4,061	45,925
UACJ Corp.	4,186	87,955
UBE Corp.(x)	10,241	172,796
Uchida Yoko Co. Ltd.	1,541	69,914
Ulvac, Inc.	4,000	144,406
Unicharm Corp.	36,148	1,279,839
United Arrows Ltd.	2,708	35,499
United Super Markets Holdings, Inc.	5,338	38,185
Ushio, Inc.	11,665	141,793
USS Co. Ltd.	17,803	294,552
UT Group Co. Ltd.*	2,834	42,309
V Technology Co. Ltd.	1,336	18,577
Valor Holdings Co. Ltd.	4,076	59,651
ValueCommerce Co. Ltd.	1,542	13,146
Wacoal Holdings Corp.	3,211	72,626
Wacom Co. Ltd.	10,900	43,253
Weathernews, Inc.	1,408	59,546
Welcia Holdings Co. Ltd.	9,748	168,522
West Japan Railway Co.	21,636	895,467
WingArc1st, Inc.	5,403	92,231
Wowow, Inc.	3,199	24,318
Xebio Holdings Co. Ltd.	5,148	34,449
Yakult Honsha Co. Ltd.	25,208	612,826
Yamada Holdings Co. Ltd.	65,127	200,253
Yamaguchi Financial Group, Inc.(x)	23,000	201,696
Yamaha Corp.	10,763	294,283
Yamaha Motor Co. Ltd.	26,171	688,425
YA-MAN Ltd.(x)	5,286	35,761
Yamato Holdings Co. Ltd.(x)	23,993	390,946
Yamato Kogyo Co. Ltd.	4,045	193,426
Yamazaki Baking Co. Ltd.	13,933	256,209
Yamazen Corp.	9,283	73,051
Yaoko Co. Ltd.(x)	2,104	108,255
Yaskawa Electric Corp.	19,929	719,466
Yellow Hat Ltd.	3,916	49,710
Yokogawa Bridge Holdings Corp.	4,453	83,255
Yokogawa Electric Corp.	18,255	352,848
Yokohama Rubber Co. Ltd. (The)	9,294	193,542
Yoshinoya Holdings Co. Ltd.	6,683	125,932
Yuasa Trading Co. Ltd.(x)	3,071	84,974
Z Holdings Corp.	255,834	711,316
Zenkoku Hosho Co. Ltd.(x)	5,062	166,351
Zenrin Co. Ltd.(x)	13,250	80,951
Zensho Holdings Co. Ltd.(x)	9,793	425,822
Zeon Corp.	14,213	148,654
Zojirushi Corp.	6,115	72,959
ZOZO, Inc.(x)	11,482	210,716
Zuken, Inc.	3,038	73,389

		377,217,668

Jordan (0.1%)
Hikma Pharmaceuticals plc	26,436	673,475

Mexico (0.0%)†
Fresnillo plc	30,112	202,509

Netherlands (6.4%)
Adyen NV(m)*	5,322	3,970,751
ASML Holding NV	74,972	44,316,585
ING Groep NV	673,121	8,931,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Ahold Delhaize NV	180,626	$5,446,374
Shell plc	1,098,447	34,926,008

		97,591,016

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	77,758	211,977
Auckland International Airport Ltd.	25,524	120,126
Chorus Ltd.	47,221	214,651
Fisher & Paykel Healthcare Corp. Ltd.	17,775	228,455
Fletcher Building Ltd.(x)	26,185	72,898
Spark New Zealand Ltd.	23,852	68,550
Xero Ltd.*	15,336	1,108,591

		2,025,248

Nigeria (0.0%)†
Airtel Africa plc(m)	177,822	272,503

Russia (0.0%)
Evraz plc(r)*	91,874	—

South Africa (0.4%)
Anglo American plc	197,683	5,464,228

Spain (2.7%)
Banco Bilbao Vizcaya Argentaria SA	1,109,399	9,043,152
Banco Santander SA	3,009,767	11,514,343
Iberdrola SA	1,078,100	12,076,406
Industria de Diseno Textil SA	206,686	7,711,527

		40,345,428

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (18.4%)
3i Group plc	156,022	3,946,213
Admiral Group plc	49,664	1,440,344
Ashtead Group plc	71,475	4,362,076
Associated British Foods plc	56,007	1,413,150
AstraZeneca plc	242,080	32,791,068
Auto Trader Group plc(m)	146,874	1,106,745
Aviva plc	447,260	2,127,146
B&M European Value Retail SA	152,750	1,092,875
BAE Systems plc	499,409	6,079,884
Barclays plc	2,538,644	4,923,007
Barratt Developments plc	160,088	861,571
Beazley plc	108,407	732,100
Berkeley Group Holdings plc	17,085	856,121
BP plc	2,774,840	17,990,984
British American Tobacco plc	364,418	11,458,022
BT Group plc	1,031,414	1,468,586
Bunzl plc	55,277	1,973,396
Burberry Group plc	61,422	1,430,249
Centrica plc	908,932	1,712,832
Compass Group plc	285,489	6,966,503
ConvaTec Group plc(m)	267,210	710,078
Croda International plc	22,841	1,369,727
DCC plc	16,188	910,323
Dechra Pharmaceuticals plc	18,081	835,657
Diageo plc	362,123	13,405,009
Diploma plc	21,407	784,605
DS Smith plc	209,617	734,269
Entain plc	103,909	1,182,598
Frasers Group plc*	20,478	201,256
Halma plc	62,046	1,467,490
Hargreaves Lansdown plc	61,943	584,359
Howden Joinery Group plc	86,297	775,363
HSBC Holdings plc	3,234,189	25,447,973
IMI plc	42,096	805,346
Imperial Brands plc	148,039	3,010,975
Informa plc	227,877	2,086,358
InterContinental Hotels Group plc	27,467	2,035,548
International Consolidated Airlines Group SA*	608,597	1,098,973
Intertek Group plc	26,427	1,325,856
J Sainsbury plc	283,941	875,791
JD Sports Fashion plc	403,518	737,021
Kingfisher plc	311,446	848,529
Land Securities Group plc (REIT)	120,791	869,230
Legal & General Group plc	971,617	2,637,670
Lloyds Banking Group plc	10,525,550	5,698,095
London Stock Exchange Group plc	74,251	7,459,481
M&G plc	356,342	857,807
Marks & Spencer Group plc*	321,885	929,204
Melrose Industries plc	219,203	1,254,873
National Grid plc	601,959	7,197,612
NatWest Group plc	900,539	2,589,748
Next plc	19,879	1,769,599
Ocado Group plc*	99,243	727,003
Pearson plc	116,999	1,239,645
Phoenix Group Holdings plc	120,302	707,775
Reckitt Benckiser Group plc	117,366	8,296,907
RELX plc	310,598	10,516,157
Rentokil Initial plc	412,835	3,073,577
Rightmove plc	133,275	914,187
Rolls-Royce Holdings plc*	1,371,406	3,696,215
RS Group plc	77,439	694,830
Sage Group plc (The)	167,825	2,025,109
Schroders plc	137,876	685,002
Segro plc (REIT)	200,306	1,758,166
Severn Trent plc	41,229	1,189,678
Smith & Nephew plc	143,061	1,785,633
Smiths Group plc	57,653	1,139,196
Spirax-Sarco Engineering plc	12,047	1,400,183
SSE plc	178,636	3,509,056
St James’s Place plc	88,511	898,712
Standard Chartered plc	374,245	3,461,152
Taylor Wimpey plc	574,162	821,728
Tesco plc	1,157,737	3,731,970
Unilever plc	410,727	20,355,820
UNITE Group plc (The) (REIT)	56,728	621,194
United Utilities Group plc	111,740	1,292,719
Virgin Money UK plc (CHDI)	128,935	261,960
Vodafone Group plc	3,580,015	3,355,479
Weir Group plc (The)	42,425	984,269
Whitbread plc	32,235	1,362,388
WPP plc	170,507	1,524,901

		279,259,906

United States (5.3%)
Amcor plc (CHDI)	66,175	606,298
Block, Inc. (CRDI)*	3,200	142,148
CSL Ltd.	52,544	8,472,818
Experian plc	150,120	4,928,874
GSK plc	659,070	11,997,639
Haleon plc	857,593	3,566,481
James Hardie Industries plc (ADR)*	47,942	1,257,324
Life360, Inc. (CRDI)(m)*	22,324	119,562
News Corp. (CHDI), Class B	3,460	72,011
Reliance Worldwide Corp. Ltd.	85,095	212,829
ResMed, Inc. (CHDI)	42,774	649,036
Sanofi	213,175	22,871,488
Schneider Electric SE	106,530	17,680,476
Sims Ltd.	17,845	155,236
Stellantis NV	424,960	8,181,552

		80,913,772

Total Common Stocks (98.2%) (Cost $1,205,672,303)		1,487,264,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	84,923	$914,916
Scottish Mortgage Investment Trust plc	230,557	1,883,602

		2,798,518

United States (0.1%)
Pershing Square Holdings Ltd.	25,223	918,314

Total Closed End Funds (0.2%) (Cost $2,780,337)		3,716,832

	Number of Warrants	Value (Note 1)
WARRANT:
Australia (0.0%)
PointsBet Holdings Ltd., expiring 7/8/24(x)* (Cost $—)	1,293	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,833,132	3,833,132

Total Investment Companies		4,333,132

Total Short-Term Investments (0.3%) (Cost $4,333,132)		4,333,132

Total Investments in Securities (98.7%) (Cost $1,212,785,772)		1,495,314,207
Other Assets Less Liabilities (1.3%)		19,110,952

Net Assets (100%)		$1,514,425,159

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $6,660,960 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $48,115,676. This was collateralized by $46,699,393 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/3/23 - 5/15/53 and by cash of $4,333,132 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Financials	$271,662,088	17.9%
Industrials	235,419,820	15.5
Consumer Discretionary	223,775,396	14.8
Consumer Staples	147,667,491	9.8
Information Technology	136,160,179	9.0
Health Care	133,133,133	8.8
Materials	115,747,234	7.6
Energy	102,536,845	6.8
Communication Services	58,130,857	3.8
Utilities	43,508,911	2.9
Real Estate	19,522,289	1.3
Investment Companies	4,333,132	0.3
Closed End Funds	3,716,832	0.2
Cash and Other	19,110,952	1.3

		100.0%

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	140	12/2023	EUR	6,222,551	(95,070)
FTSE 100 Index	39	12/2023	GBP	3,650,161	29,138
SPI 200 Index	12	12/2023	AUD	1,366,783	(30,944)
TOPIX Index	14	12/2023	JPY	2,176,726	(73,998)

					(170,874)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Funds	$—	$3,716,832		$—		$3,716,832
Common Stocks
Australia	—	165,192,935		217,292		165,410,227
Austria	—	1,328,885		—		1,328,885
Belgium	—	9,243,891		—		9,243,891
Burkina Faso	—	579,053		—		579,053
Chile	—	988,333		—		988,333
China	—	8,338,570		—		8,338,570
Finland	—	11,029,713		—		11,029,713
France	—	211,330,508		—		211,330,508
Germany	—	149,848,668		—		149,848,668
Hong Kong	—	4,889,086		—		4,889,086
Indonesia	—	128,416		—		128,416
Ireland	—	1,420,451		—		1,420,451
Italy	—	38,762,689		—		38,762,689
Japan	—	376,873,216		344,452		377,217,668
Jordan	—	673,475		—		673,475
Mexico	—	202,509		—		202,509
Netherlands	—	97,591,016		—		97,591,016
New Zealand	—	2,025,248		—		2,025,248
Nigeria	—	272,503		—		272,503
Russia	—	—		—	(b)	—	(b)
South Africa	—	5,464,228		—		5,464,228
Spain	—	40,345,428		—		40,345,428
United Arab Emirates	—	—		—	(b)	—	(b)
United Kingdom	—	279,259,906		—		279,259,906
United States	—	80,913,772		—		80,913,772
Futures	29,138	—		—		29,138
Short-Term Investments
Investment Companies	4,333,132	—		—		4,333,132
Warrant
Australia	—	—	(b)	—		—	(b)

Total Assets	$4,362,270	$1,490,419,331		$561,744		$1,495,343,345

Liabilities:
Futures	$(200,012)	$—		$—		$(200,012)

Total Liabilities	$(200,012)	$—		$—		$(200,012)

Total	$4,162,258	$1,490,419,331		$561,744		$1,495,143,333

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $442,576 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$442,042,117
Aggregate gross unrealized depreciation	(180,950,513)

Net unrealized appreciation	$261,091,604

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,234,051,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.3%)
AGL Energy Ltd.	21,601	$149,022
Allkem Ltd.*	25,458	192,490
ALS Ltd.	17,697	130,509
Altium Ltd.	5,568	154,689
Alumina Ltd.*	108,299	66,497
AMP Ltd.	136,369	110,036
Ampol Ltd.	10,309	224,032
Ansell Ltd.	5,830	82,952
ANZ Group Holdings Ltd.	124,571	2,055,184
APA Group	54,107	288,741
ARB Corp. Ltd.(x)	3,357	67,514
Aristocrat Leisure Ltd.	27,519	722,773
ASX Ltd.	7,978	292,995
Atlas Arteria Ltd.	59,691	212,232
AUB Group Ltd.	4,347	81,444
Aurizon Holdings Ltd.	83,979	188,440
Bank of Queensland Ltd.(x)	21,396	78,963
Bapcor Ltd.	12,735	55,678
Beach Energy Ltd.	52,506	55,364
Bega Cheese Ltd.	10,108	16,377
Bellevue Gold Ltd.*	38,882	34,624
Bendigo & Adelaide Bank Ltd.	22,932	131,665
BHP Group Ltd. (ASE Stock Exchange)	81,335	2,314,025
BHP Group Ltd. (London Stock Exchange)	135,709	3,873,710
BlueScope Steel Ltd.	19,096	238,680
Boral Ltd.*	21,116	60,416
Brambles Ltd.	60,053	552,911
Breville Group Ltd.(x)	5,221	73,851
Brickworks Ltd.	3,128	50,218
BWP Trust (REIT)	31,654	68,179
Capricorn Metals Ltd.*	21,918	58,060
carsales.com Ltd.	19,834	356,298
Centuria Capital Group (REIT)	28,828	25,208
Chalice Mining Ltd.*	16,407	24,473
Challenger Ltd.	24,631	101,670
Champion Iron Ltd.	15,522	62,873
Charter Hall Group (REIT)	20,235	123,466
Charter Hall Long Wale REIT (REIT)	29,555	61,188
Charter Hall Retail REIT (REIT)	19,075	38,510
Charter Hall Social Infrastructure REIT (REIT)	15,900	25,762
Cleanaway Waste Management Ltd.	115,605	180,618
Cochlear Ltd.	2,831	464,731
Coles Group Ltd.	59,140	591,654
Collins Foods Ltd.	5,548	34,137
Commonwealth Bank of Australia	72,301	4,647,198
Computershare Ltd.	24,812	414,137
Core Lithium Ltd.(x)*	101,574	26,449
Coronado Global Resources, Inc. (CRDI)(m)	32,910	41,155
Corporate Travel Management Ltd.	4,838	52,413
Costa Group Holdings Ltd.	14,083	28,341
Credit Corp. Group Ltd.	2,888	35,986
Cromwell Property Group (REIT)	78,193	18,601
CSR Ltd.	28,276	102,717
De Grey Mining Ltd.(r)*	40,194	28,554
Deterra Royalties Ltd.	22,492	69,269
Dexus (REIT)	46,739	219,371
Domain Holdings Australia Ltd.(x)	15,333	39,433
Domino’s Pizza Enterprises Ltd.	2,970	101,551
Downer EDI Ltd.	25,221	66,809
Eagers Automotive Ltd.	9,018	80,768
Elders Ltd.	5,260	19,548
Endeavour Group Ltd.	53,755	182,141
Evolution Mining Ltd.	91,228	192,975
Flight Centre Travel Group Ltd.	7,568	94,300
Flutter Entertainment plc (Dublin Stock Exchange)*	14,490	2,372,999
Flutter Entertainment plc (London Stock Exchange)*	9,496	1,551,375
Fortescue Metals Group Ltd.	71,626	963,407
Genesis Minerals Ltd.*	36,242	32,273
Glencore plc	1,654,380	9,484,974
Gold Road Resources Ltd.	41,019	42,725
Goodman Group (REIT)	79,218	1,092,517
GPT Group (The) (REIT)	86,511	216,927
GrainCorp Ltd., Class A	8,036	36,477
Growthpoint Properties Australia Ltd. (REIT)	24,210	34,400
GUD Holdings Ltd.	5,659	42,825
Harvey Norman Holdings Ltd.(x)	29,571	73,579
Healius Ltd.*	32,938	48,708
HomeCo Daily Needs REIT (REIT)(m)	75,836	56,316
HUB24 Ltd.	4,746	99,172
IDP Education Ltd.(x)	10,762	147,937
IGO Ltd.	27,681	225,316
Iluka Resources Ltd.	18,566	91,676
Incitec Pivot Ltd.	80,263	162,040
Ingenia Communities Group (REIT)	12,768	34,479
Inghams Group Ltd.	24,674	52,669
Insignia Financial Ltd.	24,263	37,752
Insurance Australia Group Ltd.	96,002	350,595
InvoCare Ltd.	6,750	54,640
IPH Ltd.	8,971	42,683
IRESS Ltd.	7,655	28,645
JB Hi-Fi Ltd.	5,712	166,806
Johns Lyng Group Ltd.	7,025	29,494
Karoon Energy Ltd.*	28,887	49,032
Kelsian Group Ltd.	6,435	23,707
Lendlease Corp. Ltd.	34,175	157,765
Lifestyle Communities Ltd.	3,641	37,924
Link Administration Holdings Ltd.	24,953	22,140
Liontown Resources Ltd.(x)*	87,574	165,539
Lottery Corp. Ltd. (The)	101,773	308,853
Lovisa Holdings Ltd.	4,135	51,417
Lynas Rare Earths Ltd.*	38,711	168,998
Macquarie Group Ltd.	15,370	1,657,532
Magellan Financial Group Ltd.	4,295	25,461
Medibank Pvt Ltd.	120,270	266,007
Megaport Ltd.*	4,690	35,492
Metcash Ltd.	45,279	110,044
Mineral Resources Ltd.	6,913	300,596
Mirvac Group (REIT)	183,765	251,663
Monadelphous Group Ltd.	3,274	29,744
Nanosonics Ltd.(x)*	15,681	42,546
National Australia Bank Ltd.	132,096	2,468,948
National Storage REIT (REIT)	69,383	97,249
Netwealth Group Ltd.	3,292	31,961
Neuren Pharmaceuticals Ltd.*	4,985	35,448
New Hope Corp. Ltd.	19,950	81,451
Newcrest Mining Ltd.	39,413	621,351
NEXTDC Ltd.*	25,937	206,618
nib holdings Ltd.	17,468	83,447
Nine Entertainment Co. Holdings Ltd.	98,743	130,148
Northern Star Resources Ltd.	49,719	334,373
NRW Holdings Ltd.	18,286	31,861
Nufarm Ltd.	16,854	51,472
Orica Ltd.	16,457	164,958
Origin Energy Ltd.	72,463	409,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Orora Ltd.	40,922	$72,355
Paladin Energy Ltd.*	106,878	75,589
Perpetual Ltd.	4,518	60,857
Perseus Mining Ltd.	43,423	45,926
PEXA Group Ltd.*	6,802	49,944
Pilbara Minerals Ltd.(x)	118,627	327,966
Pinnacle Investment Management Group Ltd.	6,284	36,363
PolyNovo Ltd.(x)*	29,660	24,886
Premier Investments Ltd.	5,965	95,880
Pro Medicus Ltd.	2,640	141,545
Qantas Airways Ltd.*	74,370	247,688
QBE Insurance Group Ltd.	61,979	626,034
Qube Holdings Ltd.	80,825	149,144
Ramelius Resources Ltd.	38,191	35,236
Ramsay Health Care Ltd.	7,806	260,329
REA Group Ltd.	2,298	228,008
Reece Ltd.	9,903	118,620
Region RE Ltd. (REIT)	46,044	59,800
Regis Resources Ltd.	33,584	32,173
Rio Tinto Ltd.	16,265	1,187,458
Rio Tinto plc	67,185	4,241,253
Sandfire Resources Ltd.*	16,154	63,979
Santos Ltd.	136,137	691,481
Sayona Mining Ltd.(x)*	507,865	30,367
Scentre Group (REIT)	184,772	292,246
SEEK Ltd.	16,587	235,368
Seven Group Holdings Ltd.	6,490	129,981
Silver Lake Resources Ltd.*	41,904	22,766
Sonic Healthcare Ltd.	20,445	391,724
South32 Ltd.	185,282	403,841
Star Entertainment Group Ltd. (The)*	61,139	23,979
Star Entertainment Grp Ltd. (The)*	37,054	14,533
Steadfast Group Ltd.	52,572	190,639
Stockland (REIT)	97,057	244,619
Suncorp Group Ltd.	52,504	471,592
Super Retail Group Ltd.	5,904	45,514
Tabcorp Holdings Ltd.	82,114	49,627
Technology One Ltd.	11,605	115,727
Telix Pharmaceuticals Ltd.*	10,024	73,472
Telstra Group Ltd.	501,115	1,240,439
TPG Telecom Ltd.	22,358	78,488
Transurban Group	130,183	1,062,168
Treasury Wine Estates Ltd.	29,580	234,498
United Malt Group Ltd.*	10,251	32,559
Vicinity Ltd. (REIT)	168,889	184,055
Viva Energy Group Ltd.(m)	26,781	51,657
Washington H Soul Pattinson & Co. Ltd.	9,794	205,221
Waypoint REIT Ltd. (REIT)	35,784	51,766
Webjet Ltd.*	12,238	53,112
Weebit Nano Ltd.*	11,446	23,402
Wesfarmers Ltd.	47,857	1,626,484
Westpac Banking Corp.	146,481	1,991,906
Whitehaven Coal Ltd.	38,105	174,192
WiseTech Global Ltd.	7,847	328,192
Woodside Energy Group Ltd. (ASE Stock Exchange)	55,592	1,304,268
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	569,377
Woolworths Group Ltd.	51,127	1,226,787
Worley Ltd.	17,400	194,771

		69,502,638

Austria (0.1%)
Mondi plc	31,165	521,885

Belgium (0.8%)
Anheuser-Busch InBev SA/NV	145,024	8,051,181

Burkina Faso (0.0%)†
Endeavour Mining plc	10,918	211,272

Canada (0.5%)
Open Text Corp.	127,852	4,487,175

Chile (0.0%)†
Antofagasta plc	21,789	379,896

China (1.5%)
Alibaba Group Holding Ltd.*	426,900	4,666,437
Prosus NV*	304,822	8,997,864
Vipshop Holdings Ltd. (ADR)*	65,976	1,056,276

		14,720,577

Denmark (0.2%)
DSV A/S	12,000	2,243,690

Finland (0.5%)
Nokia OYJ	386,056	1,456,307
Nordea Bank Abp	267,922	2,949,308

		4,405,615

France (13.3%)
Accor SA	144,997	4,896,341
Air Liquide SA	38,140	6,445,311
Airbus SE	42,544	5,711,515
AXA SA	141,119	4,204,401
BNP Paribas SA	225,917	14,433,751
Capgemini SE	31,800	5,574,287
Cie de Saint-Gobain SA	36,592	2,200,510
Danone SA	109,014	6,023,229
Edenred SE	43,900	2,751,379
EssilorLuxottica SA	21,961	3,834,729
Hermes International SCA	2,552	4,667,177
Kering SA	19,124	8,732,521
L’Oreal SA	17,511	7,279,510
LVMH Moet Hennessy Louis Vuitton SE	18,730	14,186,362
Pernod Ricard SA	14,558	2,429,540
Publicis Groupe SA	45,305	3,437,211
Safran SA	27,454	4,314,386
TotalEnergies SE	180,729	11,905,929
Valeo SE	206,981	3,573,505
Vinci SA	42,353	4,702,555
Worldline SA(m)*	183,900	5,181,514

		126,485,663

Germany (13.9%)
adidas AG	33,797	5,953,646
Allianz SE (Registered)	55,188	13,169,034
BASF SE	64,974	2,950,397
Bayer AG (Registered)	223,330	10,731,456
Bayerische Motoren Werke AG	81,134	8,267,372
Brenntag SE	44,100	3,425,985
Continental AG	93,320	6,586,713
Daimler Truck Holding AG	166,600	5,780,844
Deutsche Boerse AG	13,795	2,387,526
Deutsche Post AG	71,481	2,912,217
Deutsche Telekom AG (Registered)	249,793	5,247,013
Fresenius Medical Care AG & Co. KGaA	138,100	5,962,894
Fresenius SE & Co. KGaA	212,200	6,609,305
Henkel AG & Co. KGaA	50,330	3,177,784
Infineon Technologies AG	95,150	3,154,230
Mercedes-Benz Group AG	170,881	11,903,947
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,080	3,933,528
SAP SE	105,837	13,743,087
Siemens AG (Registered)	85,404	12,249,200
thyssenkrupp AG	321,000	2,452,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference)(q)	14,749	$1,698,743

		132,297,261

Hong Kong (0.9%)
Prudential plc	753,451	8,170,610

India (0.3%)
Axis Bank Ltd.	203,400	2,539,278

Indonesia (0.0%)†
Bank Mandiri Persero Tbk. PT	1,034,400	403,252
Nickel Industries Ltd.	38,546	18,587

		421,839

Ireland (0.6%)
Ryanair Holdings plc (ADR)*	52,200	5,074,362
Smurfit Kappa Group plc	14,493	482,743

		5,557,105

Italy (2.4%)
Coca-Cola HBC AG	12,709	348,736
Enel SpA	557,951	3,433,181
Eni SpA	165,456	2,668,707
Ferrari NV	8,215	2,429,281
Intesa Sanpaolo SpA (Gettex Stock Exchange)	56,000	144,433
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	4,055,156	10,461,045
UniCredit SpA	132,546	3,185,252

		22,670,635

Japan (15.9%)
&Do Holdings Co. Ltd.	3,300	22,480
77 Bank Ltd. (The)	200	4,243
A&A Material Corp.	200	1,519
A&D HOLON Holdings Co. Ltd.	1,200	13,667
ABC-Mart, Inc.	2,400	43,169
Achilles Corp.	1,000	9,643
Acom Co. Ltd.(x)	1,400	3,268
Adastria Co. Ltd.	760	14,652
ADEKA Corp.	3,100	53,032
Advan Group Co. Ltd.	1,400	9,884
Advance Create Co. Ltd.	200	1,447
Advanex, Inc.	200	1,342
Advantest Corp.(x)	20,000	559,556
Adways, Inc.	1,700	6,291
Aeon Co. Ltd.	23,299	461,880
Aeon Fantasy Co. Ltd.	400	8,512
AEON Financial Service Co. Ltd.	1,500	12,933
Aeon Hokkaido Corp.	900	5,252
Aeon Mall Co. Ltd.	3,160	37,216
AGC, Inc.	6,100	214,055
Agora Hospitality Group Co. Ltd.*	5,000	803
Ai Holdings Corp.	300	4,754
Aica Kogyo Co. Ltd.(x)	2,100	46,893
Aichi Corp.	2,100	14,067
Aichi Financial Group, Inc.(x)	1,832	30,010
Aichi Steel Corp.	600	15,699
Aichi Tokei Denki Co. Ltd.	300	3,529
Aida Engineering Ltd.	3,300	22,149
Aiful Corp.	6,900	17,915
Aigan Co. Ltd.*	900	1,060
Ain Holdings, Inc.	1,000	29,510
Aiphone Co. Ltd.	800	16,044
Air Water, Inc.(x)	3,600	44,880
Airport Facilities Co. Ltd.	1,200	4,537
Airtech Japan Ltd.	300	2,618
Airtrip Corp.(x)*	1,200	17,064
Aisan Industry Co. Ltd.	1,500	13,420
Aisin Corp.	4,248	160,608
Ajinomoto Co., Inc.(x)	15,400	593,988
Akebono Brake Industry Co. Ltd.*	5,700	5,340
Akita Bank Ltd. (The)	800	10,803
Alconix Corp.	800	7,248
Alfresa Holdings Corp.(x)	6,100	100,211
Alleanza Holdings Co. Ltd.	111	747
Alpen Co. Ltd.	700	9,059
Alpha Corp.	300	3,292
Alpha Systems, Inc.	360	6,832
Alps Alpine Co. Ltd.	6,032	52,372
Altech Co. Ltd.	500	880
Altech Corp.	1,100	18,660
Amada Co. Ltd.	5,300	53,358
Amano Corp.	1,800	39,532
Amuse, Inc.	600	6,308
ANA Holdings, Inc.(x)*	17,900	375,272
Anest Iwata Corp.	2,000	16,006
Anicom Holdings, Inc.	6,400	26,338
Anritsu Corp.	1,000	7,143
AOKI Holdings, Inc.	2,200	14,884
Aoyama Trading Co. Ltd.	1,600	17,891
Aozora Bank Ltd.(x)	2,100	42,930
Arakawa Chemical Industries Ltd.	1,000	6,805
Araya Industrial Co. Ltd.	200	3,773
Arclands Corp.	1,400	14,952
Arcs Co. Ltd.	1,500	27,332
ARE Holdings, Inc.	6,100	77,434
Argo Graphics, Inc.	800	17,773
Ariake Japan Co. Ltd.(x)	800	27,163
Arisawa Manufacturing Co. Ltd.(x)	2,000	14,186
Artner Co. Ltd.	1,500	18,017
Aruhi Corp.	2,100	12,858
As One Corp.	1,500	54,805
Asahi Co. Ltd.	500	4,236
Asahi Diamond Industrial Co. Ltd.	4,000	23,715
Asahi Group Holdings Ltd.	14,300	534,910
Asahi Intecc Co. Ltd.	6,600	118,715
Asahi Kasei Corp.	46,200	290,574
Asahi Kogyosha Co. Ltd.	400	6,507
Asahi Net, Inc.	1,000	4,189
ASAHI YUKIZAI Corp.	800	19,781
Asanuma Corp.	800	19,218
Ashimori Industry Co. Ltd.	300	4,639
Asics Corp.	5,500	192,228
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	11,349
ASKUL Corp.	1,800	23,608
Astellas Pharma, Inc.	62,500	867,405
Astena Holdings Co. Ltd.	1,000	3,299
Atsugi Co. Ltd.*	1,100	3,217
Autobacs Seven Co. Ltd.(x)	100	1,059
Avantia Co. Ltd.(x)	1,000	5,808
Avex, Inc.	2,300	22,209
Awa Bank Ltd. (The)	100	1,534
Axell Corp.	400	5,016
Axial Retailing, Inc.	700	17,542
Azbil Corp.(x)	4,600	140,918
AZ-COM MARUWA Holdings, Inc.(x)	2,000	28,480
Azuma Shipping Co. Ltd.	600	1,160
Bandai Namco Holdings, Inc.	18,000	366,408
Bando Chemical Industries Ltd.	2,000	21,962
Bank of Iwate Ltd. (The)	800	13,983
Bank of Kyoto Ltd. (The)(r)	1,700	95,818
Bank of Nagoya Ltd. (The)	99	3,438
Bank of Saga Ltd. (The)	700	9,528
Bank of the Ryukyus Ltd.	2,500	19,071
BayCurrent Consulting, Inc.	5,000	167,224
Beenos, Inc.	1,700	18,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Belc Co. Ltd.	600	$27,583
Belluna Co. Ltd.(x)	3,000	13,490
Benefit One, Inc.	3,700	26,777
Bic Camera, Inc.(x)	3,000	22,143
BIPROGY, Inc.	2,100	52,472
BML, Inc.(x)	1,400	26,194
Bookoff Group Holdings Ltd.	700	5,841
BP Castrol KK	500	3,095
Bridgestone Corp.	19,200	748,908
Brother Industries Ltd.	8,200	132,158
Bunka Shutter Co. Ltd.	3,000	22,203
CAC Holdings Corp.	700	8,258
Calbee, Inc.	2,900	55,190
Can Do Co. Ltd.	1,000	18,094
Canare Electric Co. Ltd.	100	981
Canon Electronics, Inc.	1,100	13,919
Canon Marketing Japan, Inc.	2,300	59,670
Canon, Inc.(x)	31,900	769,536
Capcom Co. Ltd.(x)	6,700	241,431
Carlit Holdings Co. Ltd.	1,000	6,391
Casio Computer Co. Ltd.	5,700	47,811
Cawachi Ltd.	800	13,314
CDG Co. Ltd.(x)	3,800	33,006
Central Glass Co. Ltd.	1,100	21,825
Central Japan Railway Co.	22,000	535,131
Central Security Patrols Co. Ltd.	500	10,456
Central Sports Co. Ltd.(x)	400	6,491
Change Holdings, Inc.	1,000	11,784
Chiba Bank Ltd. (The)	15,800	114,979
Chiba Kogyo Bank Ltd. (The)	2,300	13,390
Chilled & Frozen Logistics Holdings Co. Ltd.	400	3,573
Chino Corp.	400	5,410
Chiyoda Co. Ltd.	1,600	9,818
Chiyoda Integre Co. Ltd.	400	7,406
Chofu Seisakusho Co. Ltd.	1,200	16,831
Chori Co. Ltd.(x)	800	16,039
Chubu Electric Power Co., Inc.	24,300	310,092
Chubu Shiryo Co. Ltd.	1,200	8,785
Chudenko Corp.	700	11,312
Chuetsu Pulp & Paper Co. Ltd.	400	3,737
Chugai Pharmaceutical Co. Ltd.	20,500	634,315
Chugai Ro Co. Ltd.	400	5,964
Chugin Financial Group, Inc.(x)	700	5,230
Chugoku Electric Power Co., Inc. (The)	9,800	60,338
Chugoku Marine Paints Ltd.	3,000	27,202
Chuo Spring Co. Ltd.	400	2,163
CI Takiron Corp.	3,000	11,523
Citizen Watch Co. Ltd.(x)	2,700	16,622
CKD Corp.(x)	1,400	19,308
Cleanup Corp.	1,200	5,766
CMIC Holdings Co. Ltd.	400	4,609
CMK Corp.	2,400	10,760
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	32,534
COLOPL, Inc.*	1,700	6,712
Colowide Co. Ltd.(x)	2,300	37,169
Computer Engineering & Consulting Ltd.	1,600	17,098
Computer Institute of Japan Ltd.	2,880	10,966
COMSYS Holdings Corp.(x)	2,314	48,404
Concordia Financial Group Ltd.	34,446	157,086
Core Corp.	400	4,601
Corona Corp., Class A	500	3,162
Cosel Co. Ltd.	1,800	14,996
Cosmo Energy Holdings Co. Ltd.(x)	2,200	77,436
Cosmos Pharmaceutical Corp.	600	61,409
Create Medic Co. Ltd.	300	1,813
Create Restaurants Holdings, Inc.	3,900	29,803
Create SD Holdings Co. Ltd.	100	2,268
Credit Saison Co. Ltd.	4,700	74,554
Cresco Ltd.	600	7,107
CTI Engineering Co. Ltd.	700	21,055
CyberAgent, Inc.(x)	13,600	73,378
Cybernet Systems Co. Ltd.	1,000	5,199
Cybozu, Inc.	2,000	27,141
Dai Nippon Printing Co. Ltd.	6,900	179,611
Dai Nippon Toryo Co. Ltd.	1,400	9,087
Daicel Corp.	8,200	68,644
Dai-Dan Co. Ltd.	1,000	9,937
Daido Kogyo Co. Ltd.	400	1,999
Daido Metal Co. Ltd.	1,000	3,814
Daido Steel Co. Ltd.	1,200	48,830
Daidoh Ltd.	1,600	3,158
Daifuku Co. Ltd.	10,500	198,807
Daihen Corp.	1,200	40,632
Daiho Corp.	800	21,119
Daiichi Jitsugyo Co. Ltd.	1,200	14,952
Dai-ichi Life Holdings, Inc.	30,200	625,866
Daiichi Sankyo Co. Ltd.	56,100	1,541,399
Daiichikosho Co. Ltd.(x)	1,800	29,239
Daiken Corp.	1,000	20,041
Daiken Medical Co. Ltd.	400	1,421
Daiki Aluminium Industry Co. Ltd.	2,000	17,479
Daikin Industries Ltd.	7,800	1,225,274
Daikoku Denki Co. Ltd.(x)	500	18,001
Dainichi Co. Ltd.	600	2,959
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	12,163
Daio Paper Corp.(x)	2,800	22,934
Daiseki Co. Ltd.	1,279	34,234
Daishi Hokuetsu Financial Group, Inc.(x)	1,050	26,665
Daisue Construction Co. Ltd.	400	3,887
Daisyo Corp.*	600	4,473
Daito Bank Ltd. (The)	700	3,457
Daito Trust Construction Co. Ltd.	2,300	242,405
Daitobo Co. Ltd.	1,000	622
Daitron Co. Ltd.	500	10,104
Daiwa House Industry Co. Ltd.	18,000	483,605
Daiwa Industries Ltd.	1,000	9,255
Daiwa Securities Group, Inc.(x)	45,900	265,098
Daiwabo Holdings Co. Ltd.	3,050	58,473
Danto Holdings Corp.(x)*	1,000	5,353
DCM Holdings Co. Ltd.	5,800	47,117
Dear Life Co. Ltd.	6,800	36,403
DeNA Co. Ltd.	4,000	40,217
Denka Co. Ltd.	2,600	47,028
Denso Corp.	54,400	874,026
Dentsu Group, Inc.	6,700	197,270
Denyo Co. Ltd.	1,100	15,664
Descente Ltd.	1,700	48,745
Dexerials Corp.(x)	1,500	37,038
DIC Corp.	2,699	43,861
Digital Arts, Inc.	400	12,380
Digital Garage, Inc.	1,700	39,133
Dijet Industrial Co. Ltd.	100	624
dip Corp.	1,200	29,550
Disco Corp.	3,200	590,578
DKK Co. Ltd.	600	9,584
DKS Co. Ltd.	400	4,657
DMG Mori Co. Ltd.	3,900	66,366
Doshisha Co. Ltd.	1,000	14,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Doutor Nichires Holdings Co. Ltd.	2,100	$32,742
Dowa Holdings Co. Ltd.	1,800	56,021
DTS Corp.	2,200	46,962
Duskin Co. Ltd.	100	2,168
DyDo Group Holdings, Inc.	500	18,435
Dynic Corp.	400	2,208
Eagle Industry Co. Ltd.	1,000	11,336
Earth Corp.	100	3,292
East Japan Railway Co.	10,800	618,268
Ebara Corp.	2,700	126,635
Ebara Jitsugyo Co. Ltd.	600	10,933
Echo Trading Co. Ltd.	300	2,802
Econach Holdings Co. Ltd.*	750	783
Eco’s Co. Ltd.	400	5,471
eGuarantee, Inc.	1,600	20,857
Ehime Bank Ltd. (The)	1,400	9,200
Eiken Chemical Co. Ltd.(x)	2,000	18,282
Eisai Co. Ltd.	7,900	438,983
Eizo Corp.	100	3,393
Elecom Co. Ltd.	1,400	16,329
Electric Power Development Co. Ltd.(x)	3,700	59,868
Elematec Corp.(x)	1,800	22,283
ENEOS Holdings, Inc.	94,750	374,016
en-Japan, Inc.	1,100	17,136
Enplas Corp.	200	14,012
Enshu Ltd.	200	1,022
eRex Co. Ltd.	1,900	9,752
Escrow Agent Japan, Inc.	27,600	26,965
Eslead Corp.	500	10,121
ESPEC Corp.	1,200	19,288
euglena Co. Ltd.(x)*	8,500	45,333
Exedy Corp.	1,500	26,238
EXEO Group, Inc.	3,058	62,699
Ezaki Glico Co. Ltd.	900	24,722
Faith, Inc.	400	1,360
FALCO HOLDINGS Co. Ltd.	600	7,793
Fancl Corp.	4,500	68,777
FANUC Corp.	31,300	815,383
Fast Retailing Co. Ltd.	3,100	676,051
FCC Co. Ltd.(x)	1,800	22,657
Feed One Co. Ltd.	1,504	8,011
Felissimo Corp.	300	1,983
FIDEA Holdings Co. Ltd.	700	7,509
Financial Partners Group Co. Ltd.(x)	1,800	16,200
FINDEX, Inc.	1,700	8,566
First Baking Co. Ltd.*	100	302
Food & Life Cos. Ltd.	3,200	53,833
Foster Electric Co. Ltd.	1,100	7,295
FP Corp.(x)	800	12,861
France Bed Holdings Co. Ltd.	1,600	12,987
F-Tech, Inc.	400	2,235
Fudo Tetra Corp.	980	13,162
Fuji Co. Ltd.	1,300	15,537
Fuji Corp.	1,700	26,437
Fuji Corp. Ltd.	1,200	5,894
Fuji Electric Co. Ltd.	4,200	189,596
Fuji Kosan Co. Ltd.(x)	400	4,797
Fuji Kyuko Co. Ltd.	1,500	46,724
Fuji Media Holdings, Inc.	7,700	82,544
Fuji Oil Co. Ltd.	3,300	7,574
Fuji Oil Holdings, Inc.	1,600	24,277
Fuji Seal International, Inc.	2,400	28,619
Fuji Soft, Inc.	2,200	71,253
Fujibo Holdings, Inc.	500	12,028
Fujicco Co. Ltd.	1,000	12,902
FUJIFILM Holdings Corp.	11,870	687,704
Fujikura Composites, Inc.	800	6,290
Fujikura Kasei Co. Ltd.	1,600	5,000
Fujikura Ltd.	8,400	67,536
Fujimi, Inc.	1,800	36,195
Fujimori Kogyo Co. Ltd.(x)	900	22,374
Fujita Kanko, Inc.*	300	9,636
Fujitec Co. Ltd.	3,000	69,259
Fujitsu General Ltd.	2,000	37,560
Fujitsu Ltd.	39,400	4,640,257
Fujiya Co. Ltd.	700	11,916
FuKoKu Co. Ltd.	500	4,808
Fukuda Corp.	200	6,484
Fukui Bank Ltd. (The)	1,000	10,399
Fukui Computer Holdings, Inc.	400	7,133
Fukuoka Financial Group, Inc.	4,784	114,574
Fukushima Bank Ltd. (The)	1,500	2,419
Fukushima Galilei Co. Ltd.(x)	600	19,493
Fukuyama Transporting Co. Ltd.	400	10,519
FULLCAST Holdings Co. Ltd.	1,000	12,594
Funai Soken Holdings, Inc.	2,340	40,869
Furukawa Co. Ltd.	2,100	23,608
Furukawa Electric Co. Ltd.	2,300	36,661
Fuso Pharmaceutical Industries Ltd.	400	5,276
Futaba Corp.*	2,100	7,462
Futaba Industrial Co. Ltd.	3,500	17,917
Future Corp.	2,000	20,155
Fuyo General Lease Co. Ltd.	600	48,381
G-7 Holdings, Inc.	1,200	9,957
Gakken Holdings Co. Ltd.	2,000	11,657
Gakujo Co. Ltd.	400	5,388
Gecoss Corp.	800	5,257
Genki Sushi Co. Ltd.	300	10,881
Geo Holdings Corp.(x)	300	4,762
giftee, Inc.(x)*	1,900	18,067
GLOBERIDE, Inc.	1,000	13,517
Glory Ltd.	200	3,991
GMO internet group, Inc.(x)	3,400	52,670
GMO Payment Gateway, Inc.	1,500	82,076
Godo Steel Ltd.	700	21,500
Goldcrest Co. Ltd.	1,100	16,319
Goldwin, Inc.(x)	1,300	88,209
Gourmet Kineya Co. Ltd.(x)*	4,200	30,775
Gree, Inc.	5,100	20,306
GS Yuasa Corp.(x)	2,800	49,896
GSI Creos Corp.	600	9,178
Gun-Ei Chemical Industry Co. Ltd.	300	6,665
GungHo Online Entertainment, Inc.	800	12,637
Gunma Bank Ltd. (The)(x)	14,200	66,287
Gunze Ltd.	800	24,143
Gurunavi, Inc.*	2,000	4,229
H.U. Group Holdings, Inc.(x)	900	15,297
H2O Retailing Corp.	4,760	57,780
Hachijuni Bank Ltd. (The)	11,016	60,808
Hakudo Co. Ltd.(x)	400	6,076
Hakuhodo DY Holdings, Inc.(x)	7,400	60,883
Hakuto Co. Ltd.	700	23,749
Hakuyosha Co. Ltd.	100	1,767
Hamakyorex Co. Ltd.	600	16,301
Hamamatsu Photonics KK	5,200	219,184
Hankyu Hanshin Holdings, Inc.(x)	8,400	286,726
Hanwa Co. Ltd.	1,300	41,277
Happinet Corp.	600	10,037
Hard Off Corp. Co. Ltd.	500	5,002
Harima Chemicals Group, Inc.	1,100	6,073
Haruyama Holdings, Inc.(x)	500	1,787
Haseko Corp.	5,100	65,081
Hayashikane Sangyo Co. Ltd.	400	1,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hazama Ando Corp.	4,020	$31,393
Heiwa Corp.(x)	1,820	26,124
Heiwa Real Estate Co. Ltd.	700	18,643
Helios Techno Holding Co. Ltd.(x)	1,100	3,062
Hibiya Engineering Ltd.	1,800	28,149
Hiday Hidaka Corp.	1,640	29,762
Hikari Tsushin, Inc.(x)	800	121,922
Hino Motors Ltd.*	3,500	13,371
Hirakawa Hewtech Corp.	400	3,787
Hirogin Holdings, Inc.	10,000	61,376
Hirose Electric Co. Ltd.(x)	1,023	118,565
HIS Co. Ltd.(x)*	3,100	37,464
Hisaka Works Ltd.	1,000	6,404
Hisamitsu Pharmaceutical Co., Inc.	1,900	69,254
Hitachi Construction Machinery Co. Ltd.	2,700	82,135
Hitachi Ltd.	31,528	1,956,787
Hitachi Zosen Corp.	5,100	28,633
Hochiki Corp.	1,000	10,827
Hodogaya Chemical Co. Ltd.	200	4,256
Hokkaido Electric Power Co., Inc.	7,100	30,986
Hokkaido Gas Co. Ltd.	400	6,352
Hokkan Holdings Ltd.	600	6,059
Hokko Chemical Industry Co. Ltd.	1,000	6,370
Hokkoku Financial Holdings, Inc.(x)	500	17,398
Hokuetsu Corp.(x)	2,300	16,699
Hokuhoku Financial Group, Inc.(x)	2,900	31,059
Hokuriku Electric Industry Co. Ltd.	400	3,806
Hokuriku Electric Power Co.*	7,800	42,069
Hokushin Co. Ltd.	800	701
Hokuto Corp.(x)	1,400	17,050
Honda Motor Co. Ltd.	155,100	1,745,705
Honeys Holdings Co. Ltd.	1,080	11,325
Hoosiers Holdings Co. Ltd.	2,000	14,561
Horiba Ltd.	1,400	75,827
Hoshizaki Corp.	4,000	139,052
Hosiden Corp.	600	7,705
Hosokawa Micron Corp.	800	21,949
House Foods Group, Inc.(x)	1,400	29,229
House of Rose Co. Ltd.	2,700	29,034
Howa Machinery Ltd.	600	3,136
Hoya Corp.	13,600	1,394,673
Hulic Co. Ltd.	14,800	132,808
Hurxley Corp.	600	2,939
Hyakugo Bank Ltd. (The)	11,000	39,454
Hyakujushi Bank Ltd. (The)(x)	1,400	24,564
HYPER, Inc.	8,200	19,589
Ibiden Co. Ltd.(x)	3,700	197,181
Ichibanya Co. Ltd.	800	29,176
Ichigo, Inc.	10,100	22,033
Ichiken Co. Ltd.	200	2,793
Ichikoh Industries Ltd.	2,000	7,575
Ichinen Holdings Co. Ltd.	1,300	12,501
Ichiyoshi Securities Co. Ltd.	2,700	12,701
Icom, Inc.	600	13,370
Idec Corp.	1,400	27,805
Idemitsu Kosan Co. Ltd.(x)	4,842	111,395
IDOM, Inc.	3,300	16,098
IHI Corp.(x)	4,600	96,500
Iida Group Holdings Co. Ltd.	5,976	99,433
Iino Kaiun Kaisha Ltd.	500	3,510
Ikegami Tsushinki Co. Ltd.	300	1,674
Imasen Electric Industrial	800	3,485
Impress Holdings, Inc.	1,000	1,198
Inaba Denki Sangyo Co. Ltd.	200	4,330
Inaba Seisakusho Co. Ltd.	600	6,207
Inageya Co. Ltd.(x)	1,000	9,736
Ines Corp.	1,600	17,602
I-Net Corp.	550	6,308
Infocom Corp.	1,100	20,257
Infomart Corp.	6,800	18,292
Information Services International-Dentsu Ltd.	1,400	53,587
INFRONEER Holdings, Inc.	6,012	62,276
Inpex Corp.	34,300	517,805
Intage Holdings, Inc.(x)	1,200	17,955
Integrated Design & Engineering Holdings Co. Ltd.	800	19,138
Internet Initiative Japan, Inc.	4,600	74,414
Inui Global Logistics Co. Ltd.(x)	490	4,335
I’rom Group Co. Ltd.	300	3,814
Iseki & Co. Ltd.	1,300	10,291
Isetan Mitsukoshi Holdings Ltd.(x)	10,500	121,659
Ishihara Sangyo Kaisha Ltd.	2,100	20,812
Ishii Iron Works Co. Ltd.	100	2,074
Ishikawa Seisakusho Ltd.*	200	1,692
Ishizuka Glass Co. Ltd.	100	1,805
Isuzu Motors Ltd.	19,100	240,348
Itfor, Inc.	1,300	9,595
Ito En Ltd.	2,100	67,578
ITOCHU Corp.	42,400	1,533,822
Itochu Enex Co. Ltd.	2,700	27,192
Itochu-Shokuhin Co. Ltd.	300	13,731
Itoham Yonekyu Holdings, Inc.	14	379
Itoki Corp.	2,600	26,254
IwaiCosmo Holdings, Inc.	1,100	12,859
Iwatani Corp.	1,400	70,590
Iwatsu Electric Co. Ltd.*	500	2,630
Iyogin Holdings, Inc.(x)	9,100	65,461
Izumi Co. Ltd.	1,700	45,037
Izutsuya Co. Ltd.	600	1,526
J Front Retailing Co. Ltd.	9,500	97,200
Jaccs Co. Ltd.	700	24,170
JAFCO Group Co. Ltd.	2,200	24,217
JANOME Corp.	1,200	5,934
Japan Airlines Co. Ltd.	15,200	295,782
Japan Airport Terminal Co. Ltd.	2,100	89,050
Japan Asia Investment Co. Ltd.*	800	1,456
Japan Aviation Electronics Industry Ltd.	2,000	39,842
Japan Cash Machine Co. Ltd.	1,100	7,368
Japan Communications, Inc.*	1,100	1,612
Japan Display, Inc.(x)*	17,300	4,399
Japan Electronic Materials Corp.	500	4,587
Japan Elevator Service Holdings Co. Ltd.	2,200	32,314
Japan Exchange Group, Inc.	19,300	358,259
Japan Foods Co. Ltd.	100	748
Japan Foundation Engineering Co. Ltd.	1,700	5,677
Japan Lifeline Co. Ltd.	1,800	14,020
Japan Material Co. Ltd.	1,900	29,166
Japan Medical Dynamic Marketing, Inc.	1,000	5,039
Japan Oil Transportation Co. Ltd.	100	1,800
Japan Petroleum Exploration Co. Ltd.(x)	600	22,604
Japan Post Bank Co. Ltd.	14,400	125,364
Japan Post Holdings Co. Ltd.	75,900	608,206
Japan Post Insurance Co. Ltd.	6,500	109,631
Japan Property Management Center Co. Ltd.	4,100	31,304
Japan Pulp & Paper Co. Ltd.	600	19,613
Japan Securities Finance Co. Ltd.	2,346	22,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Steel Works Ltd. (The)	1,700	$31,591
Japan Tobacco, Inc.	38,400	883,940
Japan Transcity Corp.	2,000	8,833
Japan Wool Textile Co. Ltd. (The)	4,000	36,028
Jastec Co. Ltd.	700	7,096
JBCC Holdings, Inc.	1,000	19,058
JCR Pharmaceuticals Co. Ltd.	3,500	35,026
JCU Corp.(x)	800	16,649
Jeol Ltd.(x)	2,000	59,663
JFE Holdings, Inc.	16,744	245,491
JGC Holdings Corp.	6,600	91,841
JINS Holdings, Inc.	500	10,673
JK Holdings Co. Ltd.	1,100	7,125
JMDC, Inc.	800	29,117
JMS Co. Ltd.	500	1,807
Joban Kosan Co. Ltd.(x)*	3,700	31,989
J-Oil Mills, Inc.	1,000	11,938
Joshin Denki Co. Ltd.	1,000	15,739
JSP Corp.	800	10,937
JSR Corp.	6,200	166,658
JTEKT Corp.	7,500	70,814
Juki Corp.	1,400	5,790
Juroku Financial Group, Inc.	1,500	37,590
Justsystems Corp.	900	18,061
JVCKenwood Corp.	5,800	26,508
K&O Energy Group, Inc.	500	8,759
Kadokawa Corp.	3,468	69,434
Kaga Electronics Co. Ltd.	400	17,372
Kajima Corp.	13,600	221,464
Kakaku.com, Inc.(x)	5,200	52,786
Kaken Pharmaceutical Co. Ltd.	500	11,710
Kamei Corp.	1,000	9,770
Kamigumi Co. Ltd.(x)	400	8,244
Kanaden Corp.	1,000	8,786
Kanagawa Chuo Kotsu Co. Ltd.	200	4,243
Kanamoto Co. Ltd.	1,000	17,572
Kandenko Co. Ltd.	2,900	26,722
Kaneka Corp.(x)	400	10,391
Kanematsu Corp.	2,500	34,596
Kansai Electric Power Co., Inc. (The)	24,100	335,036
Kansai Food Market Ltd.(x)	200	1,938
Kansai Paint Co. Ltd.	5,700	81,529
Kanto Denka Kogyo Co. Ltd.	2,000	11,697
Kao Corp.	14,900	553,466
Kappa Create Co. Ltd.(x)*	1,800	18,369
Kasai Kogyo Co. Ltd.*	1,000	1,713
Katakura & Co-op Agri Corp.	55	422
Katakura Industries Co. Ltd.	1,400	16,357
Katitas Co. Ltd.(x)	1,700	24,777
Kato Sangyo Co. Ltd.	100	2,660
Kato Works Co. Ltd.	400	3,223
KAWADA TECHNOLOGIES, Inc.	200	8,378
Kawai Musical Instruments Manufacturing Co. Ltd.	400	9,556
Kawasaki Heavy Industries Ltd.	5,200	125,964
Kawasaki Kisen Kaisha Ltd.(x)	4,597	157,007
KDDI Corp.	49,300	1,509,944
KeePer Technical Laboratory Co. Ltd.	400	15,605
Keihan Holdings Co. Ltd.	3,200	84,968
Keihanshin Building Co. Ltd.	1,400	12,863
Keihin Co. Ltd.	200	2,645
Keikyu Corp.	8,400	71,415
Keio Corp.	3,600	123,870
Keisei Electric Railway Co. Ltd.	4,864	168,600
Keiyo Bank Ltd. (The)	2,500	11,577
Keiyo Co. Ltd.	2,200	12,086
Kewpie Corp.	2,400	38,600
Key Coffee, Inc.(x)	1,200	16,245
Keyence Corp.	6,460	2,399,157
KH Neochem Co. Ltd.	1,500	23,036
Kikkoman Corp.(x)	4,300	225,704
Kimoto Co. Ltd.	2,200	2,738
Kimura Chemical Plants Co. Ltd.	1,100	5,491
Kimura Unity Co. Ltd.	400	3,672
Kinden Corp.	5,000	72,805
King Jim Co. Ltd.	1,000	5,875
Kinki Sharyo Co. Ltd. (The)	100	1,437
Kintetsu Department Store Co. Ltd.	100	1,913
Kintetsu Group Holdings Co. Ltd.(x)	6,600	187,171
Kirin Holdings Co. Ltd.	26,500	371,149
Kisoji Co. Ltd.	1,400	22,999
Kissei Pharmaceutical Co. Ltd.	1,200	27,222
Ki-Star Real Estate Co. Ltd.	900	27,824
Kitagawa Corp.*	500	4,828
Kita-Nippon Bank Ltd. (The)	300	4,667
Kitano Construction Corp.	300	6,002
Kitazawa Sangyo Co. Ltd.	1,000	2,188
Kitz Corp.	5,100	35,322
Kiyo Bank Ltd. (The)(x)	1,900	19,046
KNT-CT Holdings Co. Ltd.*	400	3,589
Koa Corp.(x)	1,500	18,057
Koatsu Gas Kogyo Co. Ltd.	1,000	5,066
Kobayashi Pharmaceutical Co. Ltd.	700	31,267
Kobayashi Yoko Co. Ltd.	300	486
Kobe Bussan Co. Ltd.	6,000	140,766
Kobe Steel Ltd.(x)	12,900	168,242
Koei Tecmo Holdings Co. Ltd.	3,524	50,122
Kohnan Shoji Co. Ltd.	1,100	28,707
Kohsoku Corp.	700	9,523
Koito Manufacturing Co. Ltd.(x)	8,400	126,838
Kojima Co. Ltd.	1,500	6,404
Kokuyo Co. Ltd.	3,400	53,955
KOMAIHALTEC, Inc.	200	2,641
Komatsu Ltd.	136,890	3,703,468
Komatsu Matere Co. Ltd.	2,000	9,997
Komatsu Wall Industry Co. Ltd.	400	7,851
KOMEDA Holdings Co. Ltd.	1,400	27,168
Komeri Co. Ltd.(x)	100	2,108
Komori Corp.	3,400	24,094
Konaka Co. Ltd.	1,400	3,785
Konami Group Corp.	2,800	147,776
Konica Minolta, Inc.(x)*	16,600	54,041
Konishi Co. Ltd.(x)	2,000	30,514
Kosaido Holdings Co. Ltd.	900	17,863
Kose Corp.	1,000	72,638
Kose R E Co. Ltd.	800	5,476
Kosei Securities Co. Ltd. (The)*	200	814
Kotobuki Spirits Co. Ltd.	4,000	64,695
Kourakuen Holdings Corp.*	700	4,792
Krosaki Harima Corp.	200	12,888
KRS Corp.	600	4,075
K’s Holdings Corp.(x)	2,300	21,116
Kubota Corp.	33,800	498,496
Kumagai Gumi Co. Ltd.	1,000	23,588
Kumiai Chemical Industry Co. Ltd.	1,340	9,935
Kura Sushi, Inc.	1,200	27,262
Kurabo Industries Ltd.	1,200	19,593
Kuraray Co. Ltd.	8,200	97,177
Kuraudia Holdings Co. Ltd.	200	672
Kureha Corp.	800	44,540
Kurimoto Ltd.	600	11,073
Kurita Water Industries Ltd.(x)	3,500	122,116
Kusuri no Aoki Holdings Co. Ltd.	800	46,338
KYB Corp.	700	22,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kyocera Corp.	9,900	$502,618
Kyodo Printing Co. Ltd.	300	6,294
Kyoei Sangyo Co. Ltd.	100	1,565
Kyoei Steel Ltd.(x)	1,300	17,311
Kyoei Tanker Co. Ltd.	200	1,128
Kyokuto Boeki Kaisha Ltd.	400	4,922
Kyokuto Kaihatsu Kogyo Co. Ltd.(x)	2,300	27,088
Kyokuto Securities Co. Ltd.	1,600	9,946
Kyokuyo Co. Ltd.	500	13,183
Kyorin Pharmaceutical Co. Ltd.	400	4,901
Kyoritsu Co. Ltd.	1,000	1,278
Kyoritsu Maintenance Co. Ltd.(x)	1,200	49,963
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,518
Kyowa Electronic Instruments Co. Ltd.	1,000	2,503
Kyowa Kirin Co. Ltd.	8,600	149,855
Kyowa Leather Cloth Co. Ltd.	700	3,199
Kyudenko Corp.	1,000	31,357
Kyushu Electric Power Co., Inc.*	13,800	90,073
Kyushu Financial Group, Inc.(x)	11,070	57,113
Kyushu Railway Co.	4,100	87,218
Land Business Co. Ltd.	1,000	2,195
LAND Co. Ltd.	1,300	70
Lasertec Corp.	2,900	451,573
Lawson, Inc.	1,300	59,781
LEC, Inc.	1,200	7,604
Leopalace21 Corp.*	7,300	16,022
Life Corp.	700	17,050
Link And Motivation, Inc.(x)	5,900	17,135
Lintec Corp.(x)	900	14,409
Lion Corp.	6,100	60,249
Lixil Corp.	9,140	106,513
Look Holdings, Inc.	400	5,361
M&A Capital Partners Co. Ltd.(x)	900	16,140
M3, Inc.	14,500	263,531
Mabuchi Motor Co. Ltd.	1,600	47,859
Macnica Holdings, Inc.	1,850	87,028
Maezawa Industries, Inc.	900	6,149
Maezawa Kasei Industries Co. Ltd.	900	9,118
Maezawa Kyuso Industries Co. Ltd.	800	6,435
Makino Milling Machine Co. Ltd.(x)	500	21,848
Makita Corp.	8,900	219,880
Management Solutions Co. Ltd.	300	5,647
Mandom Corp.	1,400	12,928
Mani, Inc.	3,300	40,058
Marche Corp.*	300	548
Mars Group Holdings Corp.(x)	600	11,198
Marubeni Construction Material Lease Co. Ltd.	100	1,808
Marubeni Corp.	54,400	848,908
Marubun Corp.	900	6,914
Marudai Food Co. Ltd.	1,200	13,394
Maruha Nichiro Corp.	1,300	22,322
Marui Group Co. Ltd.	5,000	81,304
Maruichi Steel Tube Ltd.	400	9,957
MARUKA FURUSATO Corp.	1,216	21,848
Marusan Securities Co. Ltd.	3,900	21,817
Maruwa Co. Ltd.(x)	300	47,136
Maruwn Corp.	600	1,032
Maruyama Manufacturing Co., Inc.	200	3,019
Maruzen CHI Holdings Co. Ltd.	600	1,377
Maruzen Showa Unyu Co. Ltd.(x)	800	20,262
Matsuda Sangyo Co. Ltd.(x)	800	12,687
Matsui Construction Co. Ltd.	1,000	5,106
Matsui Securities Co. Ltd.(x)	1,000	5,494
MatsukiyoCocokara & Co.	12,360	221,701
Matsuya Co. Ltd.	2,200	14,869
Matsuyafoods Holdings Co. Ltd.	500	13,751
Max Co. Ltd.	2,000	36,710
Mazda Motor Corp.	19,300	219,101
Mebuki Financial Group, Inc.	32,760	90,691
MEC Co. Ltd.	800	19,807
Media Do Co. Ltd.(x)*	2,200	17,372
Medical System Network Co. Ltd.	400	1,092
Medipal Holdings Corp.	5,700	96,405
Medley, Inc.*	900	28,938
Megachips Corp.	1,100	30,768
Megmilk Snow Brand Co. Ltd.	400	6,138
Meidensha Corp.	800	12,029
Meiji Holdings Co. Ltd.	4,600	114,384
Meiji Shipping Group Co. Ltd.	1,100	6,632
Meiko Electronics Co. Ltd.	1,000	22,718
Meiko Network Japan Co. Ltd.	900	3,891
MEITEC Group Holdings, Inc.(x)	3,000	54,283
Meito Sangyo Co. Ltd.(x)	600	6,468
Meiwa Corp.	900	3,963
Meiwa Estate Co. Ltd.	700	5,345
Melco Holdings, Inc.	600	12,507
Menicon Co. Ltd.	2,900	37,337
Mercari, Inc.*	3,600	77,714
Midac Holdings Co. Ltd.	1,500	19,121
Milbon Co. Ltd.	1,140	31,742
Mimasu Semiconductor Industry Co. Ltd.	1,000	18,609
Minebea Mitsumi, Inc.(x)	13,137	214,628
Ministop Co. Ltd.	900	8,829
Mirait One Corp.	3,600	47,373
Mirarth Holdings, Inc.	4,400	13,956
MISUMI Group, Inc.	10,900	170,422
Mitachi Co. Ltd.	200	1,492
Mitani Sekisan Co. Ltd.	800	24,706
Mito Securities Co. Ltd.	3,000	9,154
Mitsuba Corp.	2,000	10,586
Mitsubishi Chemical Group Corp.	38,220	241,100
Mitsubishi Corp.	41,510	1,979,947
Mitsubishi Electric Corp.	68,300	845,066
Mitsubishi Estate Co. Ltd.	37,000	484,040
Mitsubishi Gas Chemical Co., Inc.(x)	6,500	87,535
Mitsubishi HC Capital, Inc.	25,820	172,087
Mitsubishi Heavy Industries Ltd.	11,500	642,258
Mitsubishi Kakoki Kaisha Ltd.	300	5,569
Mitsubishi Logisnext Co. Ltd.	1,000	9,141
Mitsubishi Logistics Corp.	1,200	31,895
Mitsubishi Materials Corp.(x)	2,200	35,612
Mitsubishi Motors Corp.(x)	26,200	114,204
Mitsubishi Paper Mills Ltd.	1,800	7,275
Mitsubishi Pencil Co. Ltd.	2,000	25,669
Mitsubishi Research Institute, Inc.(x)	400	12,955
Mitsubishi Shokuhin Co. Ltd.	1,100	28,707
Mitsubishi Steel Manufacturing Co. Ltd.	700	7,073
Mitsubishi UFJ Financial Group, Inc.	394,800	3,351,203
Mitsuboshi Belting Ltd.(x)	1,500	46,072
Mitsui & Co. Ltd.	48,400	1,756,378
Mitsui Chemicals, Inc.	5,331	138,305
Mitsui DM Sugar Holdings Co. Ltd.	1,000	20,142
Mitsui E&S Co. Ltd.	3,400	13,196
Mitsui Fudosan Co. Ltd.	26,600	586,325
Mitsui High-Tec, Inc.	800	41,542
Mitsui Matsushima Holdings Co. Ltd.(x)	800	14,748
Mitsui Mining & Smelting Co. Ltd.(x)	1,600	40,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui OSK Lines Ltd.(x)	11,300	$310,780
Mitsui-Soko Holdings Co. Ltd.(x)	1,000	28,808
Mitsumura Printing Co. Ltd.	100	891
Mitsuuroko Group Holdings Co. Ltd.	1,900	16,261
Miura Co. Ltd.	3,000	60,426
Miyaji Engineering Group, Inc.	800	16,328
Miyakoshi Holdings, Inc.*	300	2,341
Miyazaki Bank Ltd. (The)	800	14,872
Miyoshi Oil & Fat Co. Ltd.	400	3,145
Mizuho Financial Group, Inc.	92,837	1,578,552
Mizuho Leasing Co. Ltd.	1,700	55,855
Mizuno Corp.	200	6,344
Mochida Pharmaceutical Co. Ltd.(x)	1,000	22,317
Modec, Inc.*	1,000	12,326
Monex Group, Inc.	7,000	26,138
Money Forward, Inc.*	1,700	54,627
MonotaRO Co. Ltd.	11,900	127,449
Morinaga & Co. Ltd.	800	28,919
Morinaga Milk Industry Co. Ltd.	500	18,827
Morita Holdings Corp.	2,000	21,320
Morozoff Ltd.	400	9,837
Mortgage Service Japan Ltd.(x)	4,900	18,559
Mory Industries, Inc.	400	10,586
MOS Food Services, Inc.(x)	100	2,202
MrMax Holdings Ltd.	1,200	4,946
MS&AD Insurance Group Holdings, Inc.	14,300	525,820
Murata Manufacturing Co. Ltd.	58,185	1,064,493
Musashi Seimitsu Industry Co. Ltd.	2,400	26,097
Musashino Bank Ltd. (The)	1,900	35,129
Mutoh Holdings Co. Ltd.	100	1,376
Nabtesco Corp.	3,800	68,567
NAC Co. Ltd.	400	2,591
Nachi-Fujikoshi Corp.	500	13,450
Nagaileben Co. Ltd.	1,200	17,104
Nagano Keiki Co. Ltd.	800	13,913
Nagase & Co. Ltd.	3,800	59,769
Nagatanien Holdings Co. Ltd.	500	7,458
Nagawa Co. Ltd.	400	18,630
Nagoya Railroad Co. Ltd.	4,900	72,382
Naigai Co. Ltd.*	300	572
Nakabayashi Co. Ltd.	1,000	3,480
Nakamuraya Co. Ltd.	300	6,193
Nakano Corp.	1,000	2,891
Nakayama Steel Works Ltd.	600	3,634
Nakayamafuku Co. Ltd.	700	1,714
Nakayo, Inc.	200	1,621
Namura Shipbuilding Co. Ltd.*	1,024	5,955
Nankai Electric Railway Co. Ltd.	3,200	62,152
Nanto Bank Ltd. (The)	1,100	19,587
Natori Co. Ltd.	600	7,934
NC Holdings Co. Ltd.	300	3,272
NEC Capital Solutions Ltd.	300	6,524
NEC Corp.	8,900	491,989
NEC Networks & System Integration Corp.	3,300	43,370
NET One Systems Co. Ltd.	3,000	56,973
Net Protections Holdings, Inc.*	100	228
Neturen Co. Ltd.	1,700	11,387
Nexon Co. Ltd.	14,200	254,040
Nextage Co. Ltd.(x)	2,000	30,541
Nexyz Group Corp.	500	2,787
NGK Insulators Ltd.	2,600	34,483
NH Foods Ltd.	900	26,927
NHK Spring Co. Ltd.	5,700	43,635
Nice Corp.	500	4,882
Nichia Steel Works Ltd.	1,000	2,068
Nichias Corp.	3,000	61,530
Nichiban Co. Ltd.	500	6,120
Nichicon Corp.	700	6,605
Nichiden Corp.	1,000	16,669
Nichiha Corp.	1,200	23,632
Nichimo Co. Ltd.	100	2,687
Nichirei Corp.	2,000	43,964
Nichireki Co. Ltd.	1,000	13,370
Nidec Corp.	16,205	751,585
Nifco, Inc.	2,300	59,547
Nihon Chouzai Co. Ltd.	600	5,926
Nihon Dempa Kogyo Co. Ltd.	900	8,401
Nihon Kohden Corp.	1,500	37,058
Nihon M&A Center Holdings, Inc.(x)	13,200	63,553
Nihon Nohyaku Co. Ltd.	2,000	8,793
Nihon Parkerizing Co. Ltd.	3,100	22,943
Nihon Tokushu Toryo Co. Ltd.	1,000	8,860
Nihon Trim Co. Ltd.	200	4,075
Nihon Yamamura Glass Co. Ltd.*	500	5,996
Nikkato Corp.	400	1,646
Nikkiso Co. Ltd.	4,000	27,141
Nikko Co. Ltd.	1,000	4,403
Nikkon Holdings Co. Ltd.	1,400	29,613
Nikon Corp.	8,300	87,560
Nintendo Co. Ltd.	40,600	1,692,572
Nippn Corp.	2,000	29,082
Nippon Air Conditioning Services Co. Ltd.	1,200	6,312
Nippon Beet Sugar Manufacturing Co. Ltd.	700	8,970
Nippon Carbide Industries Co., Inc.	300	3,503
Nippon Carbon Co. Ltd.	600	18,288
Nippon Ceramic Co. Ltd.	800	14,261
Nippon Chemical Industrial Co. Ltd.	400	5,233
Nippon Chemi-Con Corp.*	700	7,560
Nippon Chemiphar Co. Ltd.	100	1,253
Nippon Chutetsukan KK	100	770
Nippon Coke & Engineering Co. Ltd.*	10,000	8,231
Nippon Concrete Industries Co. Ltd.	1,000	2,195
Nippon Denko Co. Ltd.	5,000	10,171
Nippon Densetsu Kogyo Co. Ltd.	2,000	29,390
Nippon Electric Glass Co. Ltd.	3,200	59,657
Nippon Express Holdings, Inc.	1,600	83,544
Nippon Felt Co. Ltd.	700	2,005
Nippon Filcon Co. Ltd.	900	2,855
Nippon Fine Chemical Co. Ltd.(x)	1,000	17,338
Nippon Gas Co. Ltd.	3,300	48,935
Nippon Hume Corp.	1,000	5,828
Nippon Kanzai Holdings Co. Ltd.(x)	800	13,753
Nippon Kayaku Co. Ltd.(x)	5,000	41,806
Nippon Kinzoku Co. Ltd.	300	1,793
Nippon Koshuha Steel Co. Ltd.	500	2,084
Nippon Light Metal Holdings Co. Ltd.	3,980	44,823
Nippon Paint Holdings Co. Ltd.	29,000	195,222
Nippon Paper Industries Co. Ltd.*	2,800	25,257
Nippon Parking Development Co. Ltd.	13,000	18,529
Nippon Pillar Packing Co. Ltd.	1,000	26,131
Nippon Piston Ring Co. Ltd.	400	4,984
Nippon Road Co. Ltd. (The)	2,000	25,147
Nippon Sanso Holdings Corp.	6,600	156,565
Nippon Seisen Co. Ltd.	200	6,384
Nippon Sharyo Ltd.	400	5,616
Nippon Sheet Glass Co. Ltd.*	3,800	20,571
Nippon Shinyaku Co. Ltd.	1,700	71,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Shokubai Co. Ltd.	1,000	$36,336
Nippon Signal Co. Ltd.	2,800	17,612
Nippon Soda Co. Ltd.(x)	1,400	51,526
Nippon Steel Corp.(x)	29,115	682,870
Nippon Telegraph & Telephone Corp.	2,071,600	2,448,103
Nippon Television Holdings, Inc.	3,100	31,365
Nippon Thompson Co. Ltd.	4,000	14,829
Nippon Yakin Kogyo Co. Ltd.	650	20,204
Nippon Yusen KK(x)	17,600	457,666
Nipro Corp.(x)	500	4,045
Nishimatsu Construction Co. Ltd.(x)	900	22,331
Nishimatsuya Chain Co. Ltd.	700	7,626
Nishi-Nippon Financial Holdings, Inc.	4,000	45,717
Nishi-Nippon Railroad Co. Ltd.(x)	1,100	18,266
Nissan Chemical Corp.(x)	3,800	161,698
Nissan Motor Co. Ltd.	94,820	418,962
Nissan Shatai Co. Ltd.	900	5,149
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,239
Nissei Plastic Industrial Co. Ltd.	1,000	6,819
Nissha Co. Ltd.	2,200	24,732
Nisshin Group Holdings Co. Ltd.	2,600	9,395
Nisshin Seifun Group, Inc.	5,605	71,469
Nisshinbo Holdings, Inc.	68	506
Nissin Corp.	800	14,320
Nissin Foods Holdings Co. Ltd.	1,000	83,144
Niterra Co. Ltd.(x)	4,800	108,694
Nitori Holdings Co. Ltd.	2,700	301,907
Nitta Corp.	1,100	24,438
Nittetsu Mining Co. Ltd.(x)	600	20,115
Nitto Boseki Co. Ltd.	1,000	23,354
Nitto Denko Corp.	4,720	309,782
Nitto Fuji Flour Milling Co. Ltd.	200	6,558
Nitto Kogyo Corp.	1,800	43,181
Nitto Kohki Co. Ltd.	700	9,200
Nitto Seiko Co. Ltd.	1,000	3,988
Nitto Seimo Co. Ltd.	100	1,016
Nittoc Construction Co. Ltd.	750	5,480
NOF Corp.	2,200	87,976
Nohmi Bosai Ltd.	1,000	11,838
NOK Corp.(x)	2,900	38,530
Nomura Co. Ltd.	4,000	25,535
Nomura Holdings, Inc.(x)	115,300	462,234
Nomura Real Estate Holdings, Inc.	4,100	102,966
Nomura Research Institute Ltd.	13,109	341,497
Noritake Co. Ltd.	600	24,973
Noritsu Koki Co. Ltd.	1,100	24,475
Noritz Corp.	2,300	24,410
North Pacific Bank Ltd.	2,400	5,798
NS Solutions Corp.	1,000	28,473
NS United Kaiun Kaisha Ltd.	400	10,546
NSD Co. Ltd.	2,260	42,889
NSK Ltd.(x)	14,500	81,621
NSW, Inc.	400	7,500
NTN Corp.(x)	13,000	24,766
NTT Data Group Corp.	20,300	272,292
Obara Group, Inc.	800	20,664
Obayashi Corp.	19,300	170,024
OBIC Business Consultants Co. Ltd.	1,200	49,786
Obic Co. Ltd.	2,100	318,780
Odakyu Electric Railway Co. Ltd.(x)	10,499	156,986
Oenon Holdings, Inc.	3,000	8,512
Ogaki Kyoritsu Bank Ltd. (The)	1,600	22,206
Ohara, Inc.	400	3,474
Ohashi Technica, Inc.	600	6,617
OIE Sangyo Co. Ltd.	300	4,053
Oiles Corp.(x)	1,560	20,961
Oisix ra daichi, Inc.(x)*	2,200	23,687
Oita Bank Ltd. (The)	700	12,732
Oizumi Corp.	400	1,097
Oji Holdings Corp.(x)	13,700	57,664
Okabe Co. Ltd.	2,700	13,569
Okamoto Industries, Inc.(x)	800	27,141
Okamura Corp.	1,700	25,721
Okasan Securities Group, Inc.	6,000	27,904
Okaya Electric Industries Co. Ltd.	600	1,233
Oki Electric Industry Co. Ltd.	3,600	24,234
Okinawa Electric Power Co., Inc. (The)	2,273	17,096
Okinawa Financial Group, Inc.	1,080	17,533
OKUMA Corp.	300	13,199
Okumura Corp.	1,300	39,059
Okura Industrial Co. Ltd.	600	10,411
Okuwa Co. Ltd.	1,000	5,822
Olympic Group Corp.	800	2,794
Olympus Corp.	40,200	522,272
Omron Corp.(x)	6,300	281,063
Ono Pharmaceutical Co. Ltd.	12,800	245,653
ONO Sokki Co. Ltd.	500	1,552
Onoken Co. Ltd.	1,000	11,516
Onward Holdings Co. Ltd.	1,000	3,493
Open House Group Co. Ltd.	2,800	95,070
Open Up Group, Inc.	3,000	36,838
Optex Group Co. Ltd.	1,600	17,334
Optorun Co. Ltd.	1,000	12,306
Oracle Corp.	1,300	96,560
Organo Corp.	1,600	44,968
Orient Corp.	1,650	12,808
Oriental Land Co. Ltd.(x)	35,200	1,156,295
Oriental Shiraishi Corp.	450	991
Origin Co. Ltd.	200	1,686
ORIX Corp.	40,600	758,805
Osaka Gas Co. Ltd.	12,000	197,698
Osaka Soda Co. Ltd.(x)	100	4,316
Osaka Steel Co. Ltd.	800	9,855
OSAKA Titanium Technologies Co. Ltd.(x)	1,100	22,414
Osaki Electric Co. Ltd.	1,000	4,544
OSG Corp.	2,200	25,940
Otsuka Corp.	3,300	139,826
Otsuka Holdings Co. Ltd.	14,000	497,738
Outsourcing, Inc.	3,000	23,187
Oyo Corp.	1,200	20,019
Pacific Industrial Co. Ltd.	2,000	19,178
Pacific Metals Co. Ltd.*	899	8,434
Pack Corp. (The)	900	19,001
PAL GROUP Holdings Co. Ltd.	2,800	36,312
PALTAC Corp.	1,050	32,953
Pan Pacific International Holdings Corp.	14,900	312,876
Panasonic Holdings Corp.	76,785	864,242
Paris Miki Holdings, Inc.	1,500	3,874
Park24 Co. Ltd.*	4,000	50,723
Pasco Corp.	200	2,279
Pasona Group, Inc.	1,000	10,934
Pegasus Co. Ltd.	1,200	4,946
Penta-Ocean Construction Co. Ltd.	10,300	61,287
PeptiDream, Inc.*	3,500	37,731
Persol Holdings Co. Ltd.	78,000	127,042
Pharma Foods International Co. Ltd.	700	7,134
PIA Corp.*	300	7,388
Pigeon Corp.	4,300	48,585
Pilot Corp.	1,100	37,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Piolax, Inc.	1,500	$22,966
Pola Orbis Holdings, Inc.	3,000	36,065
Poplar Co. Ltd.*	300	458
Press Kogyo Co. Ltd.	5,000	23,053
Prima Meat Packers Ltd.	1,400	22,980
Procrea Holdings, Inc.	1,176	15,416
Pronexus, Inc.	1,300	10,213
PS Mitsubishi Construction Co. Ltd.	800	4,470
Raito Kogyo Co. Ltd.	800	11,044
Raiznext Corp.	2,600	25,297
Raksul, Inc.(x)*	2,200	19,594
Rakus Co. Ltd.(x)	4,600	63,487
Rakuten Group, Inc.	50,200	205,953
Rasa Corp.	500	5,611
Rasa Industries Ltd.	400	5,527
Recruit Holdings Co. Ltd.	143,300	4,419,631
Relo Group, Inc.	3,600	38,990
Renaissance, Inc.(x)	500	2,978
Renesas Electronics Corp.*	41,600	636,221
Rengo Co. Ltd.	300	2,060
RENOVA, Inc.*	2,800	21,210
Resol Holdings Co. Ltd.	100	3,222
Resona Holdings, Inc.	79,600	441,198
Resonac Holdings Corp.	6,100	102,252
Resorttrust, Inc.	1,900	28,397
Restar Holdings Corp.(x)	700	11,471
Rheon Automatic Machinery Co. Ltd.	1,000	8,927
Rhythm Co. Ltd.	600	7,384
Ricoh Co. Ltd.(x)	16,400	141,623
Ricoh Leasing Co. Ltd.	800	23,474
Right On Co. Ltd.*	900	3,077
Riken Corp.(r)	400	9,797
Riken Keiki Co. Ltd.	1,000	40,351
Riken Technos Corp.	2,000	9,569
Ringer Hut Co. Ltd.	900	14,020
Rinnai Corp.(x)	3,500	65,578
Riso Kagaku Corp.	1,800	28,137
Riso Kyoiku Co. Ltd.	3,900	6,472
Rock Field Co. Ltd.	1,200	12,960
Rohm Co. Ltd.	9,600	180,964
Rohto Pharmaceutical Co. Ltd.	5,000	135,673
Roland DG Corp.	500	11,376
Rorze Corp.	400	27,650
Round One Corp.(x)	9,900	37,098
Royal Holdings Co. Ltd.	1,800	32,003
Ryobi Ltd.	1,400	28,480
Ryoden Corp.	500	7,779
Ryohin Keikaku Co. Ltd.	9,100	117,860
Ryosan Co. Ltd.	700	20,844
Ryoyo Electro Corp.	300	6,605
S Foods, Inc.	500	11,192
Sagami Holdings Corp.	1,000	8,940
Saibu Gas Holdings Co. Ltd.	1,300	16,789
Saizeriya Co. Ltd.(x)	1,600	51,927
Sakai Chemical Industry Co. Ltd.	800	11,076
Sakai Heavy Industries Ltd.	200	7,120
Sakai Moving Service Co. Ltd.	800	13,351
Sakata INX Corp.	2,000	17,238
Sakata Seed Corp.	1,100	31,983
Sala Corp.	1,000	5,092
SAMTY Co. Ltd.	900	14,285
San Holdings, Inc.	800	5,610
San ju San Financial Group, Inc.	990	12,296
San-A Co. Ltd.	800	25,589
San-Ai Obbli Co. Ltd.(x)	2,000	21,239
Sanden Corp.*	1,400	1,883
Sangetsu Corp.	1,800	35,087
San-In Godo Bank Ltd. (The)(x)	7,000	45,343
Sanix, Inc.*	1,800	3,878
Sanken Electric Co. Ltd.	300	18,208
Sanko Metal Industrial Co. Ltd.	100	2,707
Sankyo Co. Ltd.	700	32,105
Sankyo Seiko Co. Ltd.	2,000	10,613
Sankyo Tateyama, Inc.	1,700	10,739
Sankyu, Inc.	800	27,682
Sanoh Industrial Co. Ltd.	1,400	9,331
Sanrio Co. Ltd.	2,000	95,021
Sanritsu Corp.	300	1,482
Sansan, Inc.*	1,100	9,260
Sanshin Electronics Co. Ltd.	1,500	21,852
Santen Pharmaceutical Co. Ltd.	13,400	123,159
Sanwa Holdings Corp.	6,300	83,809
Sanyo Chemical Industries Ltd.	600	16,441
Sanyo Industries Ltd.	100	1,401
Sanyo Shokai Ltd.	600	8,018
Sanyo Special Steel Co. Ltd.(x)	1,200	23,656
Sapporo Holdings Ltd.	1,500	47,748
Sata Construction Co. Ltd.	800	2,837
Sato Holdings Corp.(x)	1,200	16,951
Sato Shoji Corp.	1,000	10,118
Satori Electric Co. Ltd.	900	11,346
Sawai Group Holdings Co. Ltd.	800	24,507
Saxa Holdings, Inc.	300	4,918
SB Technology Corp.	400	6,041
SBI Holdings, Inc.(x)	9,260	195,065
SCREEN Holdings Co. Ltd.	1,800	87,699
Scroll Corp.(x)	1,700	11,296
SCSK Corp.	4,596	80,239
Secom Co. Ltd.	6,600	447,832
Sega Sammy Holdings, Inc.	6,700	123,697
Seibu Holdings, Inc.	8,500	81,849
Seika Corp.	800	11,965
Seikagaku Corp.	2,400	12,976
Seikitokyu Kogyo Co. Ltd.(x)	600	6,295
Seiko Epson Corp.	8,400	132,065
Seiko Group Corp.	1,200	21,006
Seino Holdings Co. Ltd.	1,300	18,229
Seiren Co. Ltd.	1,300	20,382
Sekisui Chemical Co. Ltd.	9,500	136,868
Sekisui House Ltd.	18,500	368,539
Sekisui Jushi Corp.(x)	1,000	15,960
Sekisui Kasei Co. Ltd.	1,000	3,098
Senko Group Holdings Co. Ltd.(x)	4,000	28,051
Senshu Ikeda Holdings, Inc.	6,880	14,778
Senshukai Co. Ltd.*	2,200	5,933
Seven & i Holdings Co. Ltd.	23,636	926,049
SG Holdings Co. Ltd.	13,400	171,714
Sharp Corp.(x)*	8,100	50,517
Shibaura Mechatronics Corp.	600	28,306
Shibusawa Warehouse Co. Ltd. (The)	600	12,226
Shibuya Corp.	700	11,762
SHIFT, Inc.*	500	91,374
Shiga Bank Ltd. (The)	200	4,684
Shikibo Ltd.	700	5,110
Shikoku Bank Ltd. (The)	1,600	10,867
Shikoku Electric Power Co., Inc.	2,700	18,492
Shikoku Kasei Holdings Corp.	1,000	11,055
Shima Seiki Manufacturing Ltd.	900	10,774
Shimadzu Corp.	6,300	167,449
Shimamura Co. Ltd.	400	39,534
Shimano, Inc.	2,800	377,824
Shimizu Bank Ltd. (The)	400	4,312
Shimizu Corp.	19,700	137,033
Shimojima Co. Ltd.	800	6,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Shin Nippon Air Technologies Co. Ltd.	900	$14,484
Shin Nippon Biomedical Laboratories Ltd.(x)	700	8,769
Shinagawa Refractories Co. Ltd.	1,500	15,307
Shindengen Electric Manufacturing Co. Ltd.	400	8,177
Shin-Etsu Chemical Co. Ltd.	53,800	1,563,527
Shin-Etsu Polymer Co. Ltd.	2,500	22,384
Shingakukai Holdings Co. Ltd.	600	1,164
Shinko Electric Industries Co. Ltd.	2,100	81,827
Shinko Shoji Co. Ltd.	2,200	17,475
Shinmaywa Industries Ltd.	1,800	15,357
Shinnihon Corp.	1,600	13,148
Shinsho Corp.	300	11,623
Shinwa Co. Ltd.	600	9,528
Shinyei Kaisha	100	1,103
Shionogi & Co. Ltd.	8,300	371,345
Ship Healthcare Holdings, Inc.	1,000	15,180
Shiseido Co. Ltd.	14,400	505,889
Shizuoka Financial Group, Inc.(x)	13,900	113,384
Shizuoka Gas Co. Ltd.	3,000	20,456
SHO-BOND Holdings Co. Ltd.	1,000	39,320
Shobunsha Holdings, Inc.*	700	1,550
Shochiku Co. Ltd.	400	27,556
Shoei Co. Ltd.	1,600	24,507
Showa Sangyo Co. Ltd.	1,000	20,443
Shuei Yobiko Co. Ltd.	200	539
Siix Corp.	1,400	14,268
Simplex Holdings, Inc.	1,900	34,430
Sinanen Holdings Co. Ltd.	400	10,854
Sinfonia Technology Co. Ltd.	1,400	15,074
Sintokogio Ltd.	2,600	19,034
SK Japan Co. Ltd.	200	944
SKY Perfect JSAT Holdings, Inc.(x)	9,000	42,097
Skylark Holdings Co. Ltd.*	8,300	113,553
SMC Corp.	2,100	941,234
SMK Corp.(x)	300	4,961
SMS Co. Ltd.	2,800	47,694
Snow Peak, Inc.(x)	1,700	13,503
SNT Corp.	2,400	3,967
Socionext, Inc.	700	69,232
Soda Nikka Co. Ltd.	1,000	6,906
SoftBank Corp.	100,900	1,141,404
SoftBank Group Corp.	32,012	1,357,040
Sohgo Security Services Co. Ltd.	9,900	59,768
Sojitz Corp.(x)	7,200	157,934
Sompo Holdings, Inc.	11,350	488,588
Sony Group Corp.	45,300	3,710,332
Sosei Group Corp.*	2,700	26,957
Soshin Electric Co. Ltd.	600	1,361
Sotetsu Holdings, Inc.	3,000	59,040
SPK Corp.	400	5,153
S-Pool, Inc.	3,800	12,129
Square Enix Holdings Co. Ltd.	3,500	120,031
SRA Holdings	600	13,992
ST Corp.	600	5,990
St Marc Holdings Co. Ltd.	800	10,134
Stanley Electric Co. Ltd.(x)	5,400	85,369
Starzen Co. Ltd.	800	13,860
Stella Chemifa Corp.	500	10,389
Strike Co. Ltd.	700	15,715
Studio Alice Co. Ltd.	500	6,946
Subaru Corp.	19,800	385,029
Sugi Holdings Co. Ltd.	900	35,780
Sugimoto & Co. Ltd.	600	8,865
SUMCO Corp.	8,500	110,857
Sumida Corp.	700	7,153
Suminoe Textile Co. Ltd.	300	4,535
Sumiseki Holdings, Inc.(x)	3,800	12,485
Sumitomo Chemical Co. Ltd.(x)	44,000	119,834
Sumitomo Corp.	41,780	834,258
Sumitomo Densetsu Co. Ltd.	900	16,706
Sumitomo Electric Industries Ltd.	23,000	277,265
Sumitomo Forestry Co. Ltd.	4,800	122,248
Sumitomo Heavy Industries Ltd.	2,700	68,512
Sumitomo Metal Mining Co. Ltd.	7,800	229,605
Sumitomo Mitsui Construction Co. Ltd.	7,200	19,802
Sumitomo Mitsui Financial Group, Inc.	45,050	2,214,818
Sumitomo Mitsui Trust Holdings, Inc.	11,241	423,568
Sumitomo Osaka Cement Co. Ltd.	200	4,916
Sumitomo Pharma Co. Ltd.	4,700	16,848
Sumitomo Realty & Development Co. Ltd.	11,200	291,242
Sumitomo Riko Co. Ltd.	2,000	14,963
Sumitomo Rubber Industries Ltd.	4,484	49,539
Sumitomo Seika Chemicals Co. Ltd.(x)	400	12,125
Sumitomo Warehouse Co. Ltd. (The)	2,000	31,919
Sun Frontier Fudousan Co. Ltd.	1,000	10,078
Sundrug Co. Ltd.	2,300	62,410
Suntory Beverage & Food Ltd.	4,700	143,101
Sun-Wa Technos Corp.	600	8,628
Suruga Bank Ltd.	5,500	23,297
Suzuden Corp.	300	4,420
Suzuken Co. Ltd.	1,990	61,575
Suzuki Motor Corp.	11,700	471,006
SWCC Corp.	1,500	21,370
Sysmex Corp.	6,000	286,389
Systena Corp.	1,000	1,800
T Hasegawa Co. Ltd.(x)	1,600	32,655
T RAD Co. Ltd.	400	6,022
T&D Holdings, Inc.	17,000	280,755
Tac Co. Ltd.	700	979
Tachibana Eletech Co. Ltd.	840	15,739
Tachi-S Co. Ltd.	1,600	18,223
Tadano Ltd.	5,000	42,525
Taihei Dengyo Kaisha Ltd.	500	13,618
Taiheiyo Cement Corp.(x)	4,478	79,408
Taiheiyo Kouhatsu, Inc.	400	2,168
Taiho Kogyo Co. Ltd.	800	4,813
Taiko Pharmaceutical Co. Ltd.*	1,200	2,835
Taisei Corp.	5,900	207,708
Taisei Lamick Co. Ltd.	300	5,984
Taiyo Holdings Co. Ltd.	1,800	30,883
Taiyo Yuden Co. Ltd.	2,700	73,155
Takachiho Koheki Co. Ltd.(x)	500	10,523
Takadakiko Co. Ltd.	100	2,208
Takamatsu Construction Group Co. Ltd.	1,000	17,840
Takano Co. Ltd.	400	2,329
Takaoka Toko Co. Ltd.	400	5,624
Taka-Q Co. Ltd.*	500	308
Takara & Co. Ltd.	700	11,556
Takara Holdings, Inc.	6,000	48,220
Takara Standard Co. Ltd.(x)	2,500	30,999
Takasago International Corp.	800	16,113
Takasago Thermal Engineering Co. Ltd.(x)	1,900	36,947
Takashima & Co. Ltd.	800	4,979
Takashimaya Co. Ltd.	5,300	77,599
Take And Give Needs Co. Ltd.	600	3,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Takeda Pharmaceutical Co. Ltd.	57,500	$1,785,717
Takihyo Co. Ltd.	200	1,556
Takuma Co. Ltd.	1,000	10,359
Tamron Co. Ltd.	1,200	36,697
Tamura Corp.	3,000	11,222
Tanaka Co. Ltd.	300	1,401
Tanseisha Co. Ltd.	1,950	12,201
Tatsuta Electric Wire and Cable Co. Ltd.(x)*	2,000	9,368
Taya Co. Ltd.*	200	634
Tayca Corp.	1,000	9,168
TBK Co. Ltd.	1,000	2,844
TBS Holdings, Inc.	3,700	62,257
TDC Soft, Inc.	800	9,058
TDK Corp.	10,200	378,268
Teac Corp.	600	462
TechMatrix Corp.(x)	2,400	25,471
TechnoPro Holdings, Inc.	4,500	97,956
Teijin Ltd.(x)	5,200	50,559
Teikoku Electric Manufacturing Co. Ltd.	800	13,533
Teikoku Sen-I Co. Ltd.	1,000	12,942
Teikoku Tsushin Kogyo Co. Ltd.	400	4,941
Tekken Corp.	800	11,387
Ten Allied Co. Ltd.*	800	1,627
Tenma Corp.	1,100	17,570
TerraSky Co. Ltd.*	1,100	14,942
Terumo Corp.	19,800	525,076
T-Gaia Corp.(x)	600	7,086
THK Co. Ltd.	4,000	73,166
Tigers Polymer Corp.	600	2,810
TIS, Inc.	6,800	149,842
Titan Kogyo Ltd.	100	940
TKC Corp.	1,800	43,844
Toa Corp./Hyogo	1,000	7,802
Toa Corp./Tokyo	1,100	27,640
TOA ROAD Corp.	400	14,293
Toabo Corp.	400	1,226
Toagosei Co. Ltd.	3,900	35,075
Tobishima Corp.	800	7,409
Tobu Railway Co. Ltd.(x)	5,600	143,972
TOC Co. Ltd.	4,700	20,191
Tocalo Co. Ltd.	2,400	21,874
Tochigi Bank Ltd. (The)	6,000	12,888
Toda Corp.(x)	8,800	47,675
Toda Kogyo Corp.*	100	1,281
Toei Co. Ltd.	200	25,134
Toenec Corp.(x)	200	5,668
Toho Bank Ltd. (The)(x)	10,000	18,870
Toho Co. Ltd.	4,100	139,977
Toho Co. Ltd./Kobe	400	9,034
Toho Gas Co. Ltd.	2,000	34,897
Toho Holdings Co. Ltd.	1,900	40,762
Toho Titanium Co. Ltd.(x)	2,100	25,196
Toho Zinc Co. Ltd.	700	7,663
Tohoku Bank Ltd. (The)	600	4,617
Tohoku Electric Power Co., Inc.	18,600	120,432
Tohto Suisan Co. Ltd.	200	8,605
Tokai Carbon Co. Ltd.	6,400	50,150
TOKAI Holdings Corp.	2,400	14,872
Tokai Rika Co. Ltd.	2,900	45,487
Tokai Senko KK	100	707
Tokai Tokyo Financial Holdings, Inc.	9,600	31,156
Token Corp.	520	27,768
Tokio Marine Holdings, Inc.	63,800	1,479,303
Tokushu Tokai Paper Co. Ltd.(x)	800	18,308
Tokuyama Corp.	2,200	34,596
Tokyo Century Corp.(x)	1,400	55,891
Tokyo Electric Power Co. Holdings, Inc.*	55,800	249,726
Tokyo Electron Ltd.	13,700	1,873,849
Tokyo Energy & Systems, Inc.	1,000	6,618
Tokyo Gas Co. Ltd.	13,700	310,872
Tokyo Individualized Educational Institute, Inc.	900	2,951
Tokyo Keiki, Inc.	800	7,843
Tokyo Kikai Seisakusho Ltd.(x)*	300	789
Tokyo Kiraboshi Financial Group, Inc.(x)	1,451	43,742
Tokyo Ohka Kogyo Co. Ltd.	1,300	77,388
Tokyo Rakutenchi Co. Ltd.	200	5,567
Tokyo Rope Manufacturing Co. Ltd.	800	7,281
Tokyo Sangyo Co. Ltd.	1,000	5,567
Tokyo Seimitsu Co. Ltd.	700	35,084
Tokyo Steel Manufacturing Co. Ltd.(x)	1,300	14,658
Tokyo Tatemono Co. Ltd.	5,491	75,986
Tokyo Tekko Co. Ltd.	400	9,449
Tokyo Theatres Co., Inc.(x)	3,700	27,705
Tokyotokeiba Co. Ltd.	800	21,520
Tokyu Construction Co. Ltd.	4,940	25,784
Tokyu Corp.	18,000	207,655
Tokyu Fudosan Holdings Corp.	20,000	122,993
Toli Corp.	3,000	7,347
Tomato Bank Ltd.	400	3,298
Tomen Devices Corp.	100	3,239
Tomoe Corp.	1,800	6,890
Tomoe Engineering Co. Ltd.	400	8,191
Tomoegawa Co. Ltd.	400	1,825
Tomoku Co. Ltd.	800	13,137
TOMONY Holdings, Inc.	9,400	28,998
Tomy Co. Ltd.	3,700	53,529
Tonami Holdings Co. Ltd.	200	6,203
Top Culture Co. Ltd.*	400	506
Topcon Corp.	2,800	30,906
TOPPAN Holdings, Inc.	8,000	191,381
Topy Industries Ltd.	1,000	17,030
Toray Industries, Inc.	49,800	259,264
Toridoll Holdings Corp.(x)	2,200	54,249
Torigoe Co. Ltd. (The)	1,200	5,460
Torii Pharmaceutical Co. Ltd.	800	20,717
Torishima Pump Manufacturing Co. Ltd.	1,500	19,091
Tose Co. Ltd.	300	1,480
Toshiba TEC Corp.	600	13,711
Tosoh Corp.	8,400	107,810
Totetsu Kogyo Co. Ltd.	1,000	19,660
TOTO Ltd.(x)	4,400	113,739
Tottori Bank Ltd. (The)	300	2,821
Toukei Computer Co. Ltd.	200	8,311
Tow Co. Ltd.	1,200	2,537
Towa Bank Ltd. (The)	1,300	5,480
Towa Pharmaceutical Co. Ltd.	200	3,802
Toyo Construction Co. Ltd.	3,600	29,342
Toyo Corp.(x)	1,600	13,972
Toyo Denki Seizo KK	400	2,631
Toyo Engineering Corp.*	1,600	7,334
Toyo Ink SC Holdings Co. Ltd.	200	3,129
Toyo Kanetsu KK	600	13,571
Toyo Logistics Co. Ltd.	200	1,957
Toyo Machinery & Metal Co. Ltd.	1,000	4,590
Toyo Securities Co. Ltd.	4,000	8,592
Toyo Seikan Group Holdings Ltd.	2,700	44,220
Toyo Shutter Co. Ltd.	200	854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Sugar Refining Co. Ltd.	200	$2,637
Toyo Suisan Kaisha Ltd.	3,500	137,363
Toyo Tanso Co. Ltd.	700	25,388
Toyo Tire Corp.	3,000	46,213
Toyo Wharf & Warehouse Co. Ltd.	300	2,831
Toyobo Co. Ltd.	1,700	12,257
Toyoda Gosei Co. Ltd.	2,400	51,585
Toyota Boshoku Corp.	1,800	32,835
Toyota Industries Corp.	4,100	323,056
Toyota Motor Corp.	349,940	6,269,836
Toyota Tsusho Corp.	5,500	323,692
TPR Co. Ltd.(x)	1,500	18,318
Transcosmos, Inc.	100	2,138
TRE Holdings Corp.(x)	2,900	23,384
Trend Micro, Inc.	3,300	125,163
Trusco Nakayama Corp.	1,400	22,952
TS Tech Co. Ltd.	4,600	52,206
TSI Holdings Co. Ltd.	4,825	26,153
Tsubakimoto Chain Co.	100	2,593
Tsubakimoto Kogyo Co. Ltd.	200	6,591
Tsudakoma Corp.*	300	877
Tsugami Corp.(x)	3,000	23,287
Tsukamoto Corp. Co. Ltd.	200	1,728
Tsukishima Holdings Co. Ltd.	2,000	17,666
Tsukuba Bank Ltd.	5,400	9,612
Tsumura & Co.	2,700	50,228
Tsuruha Holdings, Inc.	1,500	100,826
Tsutsumi Jewelry Co. Ltd.	500	8,194
TV Asahi Holdings Corp.	400	4,524
Tv Tokyo Holdings Corp.	500	9,930
TYK Corp.	1,000	2,242
UACJ Corp.	1,226	25,760
UBE Corp.(x)	900	15,186
Uchida Yoko Co. Ltd.	400	18,148
Ueki Corp.	200	2,016
Ulvac, Inc.	1,200	43,322
Unicafe, Inc.*	300	1,913
Unicharm Corp.	14,000	495,677
Unipres Corp.	1,600	12,409
United Arrows Ltd.	1,100	14,420
United Super Markets Holdings, Inc.	3,520	25,180
Unitika Ltd.*	2,900	3,978
Ushio, Inc.	3,900	47,406
USS Co. Ltd.	7,300	120,779
UT Group Co. Ltd.*	1,600	23,887
Valor Holdings Co. Ltd.	2,400	35,123
Vision, Inc.*	500	5,052
Vital KSK Holdings, Inc.	2,300	15,422
Wacoal Holdings Corp.	500	11,309
Wacom Co. Ltd.	8,000	31,745
Wakachiku Construction Co. Ltd.	700	14,099
Wakamoto Pharmaceutical Co. Ltd.	1,000	1,492
Warabeya Nichiyo Holdings Co. Ltd.	700	13,237
WATAMI Co. Ltd.*	1,400	11,092
Weathernews, Inc.	300	12,687
Welcia Holdings Co. Ltd.	4,500	77,795
West Japan Railway Co.	8,500	351,797
Wood One Co. Ltd.	400	2,835
W-Scope Corp.(x)*	3,400	23,116
Xebio Holdings Co. Ltd.	1,400	9,368
YAC Holdings Co. Ltd.	500	8,696
Yahagi Construction Co. Ltd.	1,700	14,311
Yaizu Suisankagaku Industry Co. Ltd.	600	5,292
Yakult Honsha Co. Ltd.	10,000	243,108
YAMABIKO Corp.	2,000	19,272
Yamada Holdings Co. Ltd.	9,472	29,125
Yamagata Bank Ltd. (The)	1,400	10,642
Yamaguchi Financial Group, Inc.(x)	4,000	35,078
Yamaha Corp.	4,200	114,837
Yamaha Motor Co. Ltd.	9,500	249,896
Yamaichi Electronics Co. Ltd.(x)	1,200	13,828
YA-MAN Ltd.(x)	3,200	21,649
Yamanashi Chuo Bank Ltd. (The)	1,400	15,570
Yamashita Health Care Holdings, Inc.	100	1,417
Yamatane Corp.	600	8,359
Yamato Corp.	1,000	6,411
Yamato Holdings Co. Ltd.(x)	6,800	110,800
Yamato International, Inc.	700	1,513
Yamato Kogyo Co. Ltd.	1,200	57,382
Yamaura Corp.	500	4,172
Yamaya Corp.	110	2,141
Yamazaki Baking Co. Ltd.	2,900	53,327
Yamazawa Co. Ltd.	300	2,521
Yaskawa Electric Corp.	7,600	274,371
Yasuda Logistics Corp.	1,000	7,140
Yellow Hat Ltd.	2,200	27,927
Yodogawa Steel Works Ltd.(x)	1,800	42,699
Yokogawa Bridge Holdings Corp.	2,000	37,393
Yokogawa Electric Corp.	6,400	123,704
Yokohama Rubber Co. Ltd. (The)	2,800	58,308
Yokorei Co. Ltd.	2,600	21,069
Yokowo Co. Ltd.	1,000	10,533
Yomeishu Seizo Co. Ltd.	500	6,173
Yondenko Corp.	400	7,610
Yondoshi Holdings, Inc.	900	11,358
Yorozu Corp.	700	4,436
Yoshinoya Holdings Co. Ltd.	3,000	56,531
Yuken Kogyo Co. Ltd.	200	3,057
Yurtec Corp.	2,000	12,848
Yushin Precision Equipment Co. Ltd.	1,200	5,501
Yushiro Chemical Industry Co. Ltd.	600	6,199
YU-WA Creation Holdings Co. Ltd.	700	815
Z Holdings Corp.	95,600	265,804
Zappallas, Inc.	1,000	3,158
Zenkoku Hosho Co. Ltd.(x)	2,400	78,870
Zenrin Co. Ltd.(x)	2,550	15,579
Zensho Holdings Co. Ltd.(x)	3,200	139,143
Zeon Corp.	4,300	44,974
Zeria Pharmaceutical Co. Ltd.	1,100	16,334
Zojirushi Corp.	1,800	21,476
ZOZO, Inc.(x)	4,800	88,089
Zuken, Inc.	800	19,325

		151,030,264

Jordan (0.0%)†
Hikma Pharmaceuticals plc	6,363	162,102

Luxembourg (0.4%)
Eurofins Scientific SE	58,600	3,314,585

Mexico (0.0%)†
Fresnillo plc	9,528	64,078

Netherlands (4.7%)
Adyen NV(m)*	2,072	1,545,922
Akzo Nobel NV	31,800	2,302,335
ASML Holding NV	29,290	17,313,567
EXOR NV(x)	58,300	5,173,867
ING Groep NV	265,532	3,523,208
Koninklijke Ahold Delhaize NV	70,543	2,127,067
Shell plc	414,730	13,186,675

		45,172,641

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	31,169	84,970
Chorus Ltd.	8,126	36,938
Fisher & Paykel Healthcare Corp. Ltd.	7,356	94,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Fletcher Building Ltd.(x)	17,976	$50,045
Xero Ltd.*	6,287	454,468

		720,964

Nigeria (0.0%)†
Airtel Africa plc(m)	51,559	79,011

South Africa (0.2%)
Anglo American plc	75,027	2,073,849

South Korea (1.1%)
NAVER Corp.	37,905	5,660,188
Samsung Electronics Co. Ltd. (Preference)(q)	115,500	4,664,851

		10,325,039

Spain (2.1%)
Amadeus IT Group SA	64,393	3,899,594
Banco Bilbao Vizcaya Argentaria SA	441,698	3,600,456
Banco Santander SA	1,191,718	4,559,107
Iberdrola SA	437,784	4,903,865
Industria de Diseno Textil SA	79,973	2,983,821

		19,946,843

Sweden (1.2%)
Sandvik AB	104,700	1,931,941
SKF AB, Class B	293,700	4,896,546
Volvo AB, Class B	213,400	4,406,464

		11,234,951

Switzerland (1.1%)
Cie Financiere Richemont SA (Registered)	14,600	1,786,420
Novartis AG (Registered)	35,900	3,681,579
Schindler Holding AG	10,000	1,999,235
Swatch Group AG (The)	10,296	2,647,816

		10,115,050

United Kingdom (15.5%)
3i Group plc	60,641	1,533,773
Admiral Group plc	16,922	490,768
Ashtead Group plc	70,637	4,310,934
Associated British Foods plc	23,163	584,441
AstraZeneca plc	91,336	12,371,964
Auto Trader Group plc(m)	62,515	471,072
Aviva plc	167,121	794,819
B&M European Value Retail SA	56,004	400,690
BAE Systems plc	190,337	2,317,193
Barclays plc	964,688	1,870,749
Barratt Developments plc	52,684	283,538
Beazley plc	27,992	189,037
Berkeley Group Holdings plc	5,648	283,018
BP plc	1,048,540	6,798,326
British American Tobacco plc	137,856	4,334,465
BT Group plc	392,585	558,985
Bunzl plc	25,669	916,386
Burberry Group plc	24,656	574,130
Centrica plc	359,571	677,592
CNH Industrial NV	645,300	7,873,089
Compass Group plc	196,222	4,788,209
ConvaTec Group plc(m)	97,733	259,713
Croda International plc	8,460	507,329
DCC plc	5,604	315,138
Dechra Pharmaceuticals plc	6,302	291,262
Diageo plc	138,429	5,124,342
Diploma plc	5,399	197,883
DS Smith plc	80,044	280,387
Entain plc	35,012	398,475
Frasers Group plc*	7,567	74,368
Halma plc	22,889	541,362
Hargreaves Lansdown plc	21,726	204,959
Howden Joinery Group plc	32,410	291,198
HSBC Holdings plc	1,218,437	9,587,180
IMI plc	5,916	113,180
Imperial Brands plc	57,350	1,166,445
Informa plc	289,281	2,648,550
InterContinental Hotels Group plc	10,797	800,153
International Consolidated Airlines Group SA*	244,296	441,137
Intertek Group plc	9,111	457,103
J Sainsbury plc	113,698	350,692
JD Sports Fashion plc	156,770	286,339
Kingfisher plc	123,753	337,163
Land Securities Group plc (REIT)	46,118	331,872
Legal & General Group plc	372,771	1,011,970
Liberty Global plc, Class A*	176,183	3,016,253
Lloyds Banking Group plc	23,596,129	12,773,962
London Stock Exchange Group plc	26,817	2,694,117
M&G plc	147,538	355,162
Marks & Spencer Group plc*	96,395	278,269
Melrose Industries plc	86,290	493,985
National Grid plc	227,778	2,723,537
NatWest Group plc	317,864	914,106
Next plc	8,114	722,296
Ocado Group plc*	38,183	279,709
Pearson plc	44,024	466,450
Phoenix Group Holdings plc	42,528	250,206
Reckitt Benckiser Group plc	85,514	6,045,206
RELX plc	115,439	3,908,508
Rentokil Initial plc	154,803	1,152,516
Rightmove plc	54,444	373,453
Rolls-Royce Holdings plc*	514,304	1,386,153
RS Group plc	30,345	272,274
Sage Group plc (The)	66,594	803,576
Schroders plc	1,140,652	5,667,041
Segro plc (REIT)	71,665	629,032
Severn Trent plc	16,966	489,560
Smith & Nephew plc	57,658	719,665
Smiths Group plc	99,394	1,963,978
Spirax-Sarco Engineering plc	4,477	520,347
SSE plc	66,770	1,311,604
St James’s Place plc	34,736	352,698
Standard Chartered plc	142,901	1,321,600
Taylor Wimpey plc	192,890	276,060
Tesco plc	450,270	1,451,447
Unilever plc (Cboe Europe)	119,331	5,915,138
Unilever plc (London Stock Exchange)	37,567	1,861,838
UNITE Group plc (The) (REIT)	18,779	205,637
United Utilities Group plc	43,248	500,336
Virgin Money UK plc (CHDI)	42,653	86,659
Vodafone Group plc	1,378,094	1,291,661
Weir Group plc (The)	11,200	259,842
Whitbread plc	13,093	553,366
WPP plc	561,222	5,019,195

		147,747,820

United States (4.1%)
Amcor plc (CHDI)	28,100	257,453
Block, Inc. (CRDI)*	1,701	75,561
CSL Ltd.	20,966	3,380,807
Experian plc	57,362	1,883,360
GSK plc	251,690	4,581,738
Haleon plc	308,738	1,283,952
Holcim AG	64,579	4,146,997
James Hardie Industries plc (CHDI)*	19,668	515,812
Life360, Inc. (CRDI)(m)*	8,300	44,453
News Corp. (CHDI), Class B	2,956	61,521
Reliance Worldwide Corp. Ltd.	24,282	60,731
ResMed, Inc. (CHDI)	19,152	290,605
Roche Holding AG	12,885	3,525,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sanofi	83,039	$8,909,232
Schneider Electric SE	41,659	6,914,024
Sims Ltd.	6,752	58,736
Stellantis NV	168,283	3,239,872

		39,230,334

Total Common Stocks (88.7%) (Cost $737,593,992)		843,883,851

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	8,639	93,072
Scottish Mortgage Investment Trust plc	86,524	706,883

		799,955

United States (0.0%)†
Pershing Square Holdings Ltd.	7,968	290,097

Total Closed End Funds (0.1%) (Cost $885,243)		1,090,052

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	5,761,924	5,761,924

Total Investment Companies		6,461,924

Total Short-Term Investments (0.7%) (Cost $6,461,924)		6,461,924

Total Investments in Securities (89.5%) (Cost $744,941,159)		851,435,827
Other Assets Less Liabilities (10.5%)		100,051,811

Net Assets (100%)		$951,487,638

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $7,730,813 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $17,275,071. This was collateralized by $11,806,913 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 10/3/23 - 11/15/52 and by cash of $6,461,924 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Financials	$165,908,836	17.4%
Consumer Discretionary	147,206,683	15.5
Industrials	141,616,967	14.9
Health Care	81,308,898	8.5
Information Technology	74,964,891	7.9
Consumer Staples	69,982,144	7.3
Materials	58,682,309	6.2
Communication Services	40,677,854	4.3
Energy	39,143,086	4.1
Utilities	16,896,427	1.8
Real Estate	7,495,756	0.8
Investment Companies	6,461,924	0.7
Closed End Funds	1,090,052	0.1
Cash and Other	100,051,811	10.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	873	12/2023	EUR	38,802,048	(405,492)
FTSE 100 Index	258	12/2023	GBP	24,147,219	548,215
SPI 200 Index	85	12/2023	AUD	9,681,380	(211,770)
TOPIX Index	152	12/2023	JPY	23,633,030	(273,939)

					(342,986)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	13,145,672	USD	8,430,490	HSBC Bank plc	12/15/2023	43,385
USD	42,759,599	EUR	39,733,865	HSBC Bank plc	12/15/2023	605,157

Total unrealized appreciation						648,542

GBP	16,905,216	USD	21,109,976	HSBC Bank plc	12/15/2023	(473,495)
JPY	124,311,257	USD	861,742	Deutsche Bank AG	12/15/2023	(19,550)
JPY	3,095,819,983	USD	21,275,700	HSBC Bank plc	12/15/2023	(301,925)

Total unrealized depreciation						(794,970)

Net unrealized depreciation						(146,428)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Funds	$—	$1,090,052	$—	$1,090,052
Common Stocks
Australia	—	69,474,084	28,554	69,502,638
Austria	—	521,885	—	521,885
Belgium	—	8,051,181	—	8,051,181
Burkina Faso	—	211,272	—	211,272
Canada	4,487,175	—	—	4,487,175
Chile	—	379,896	—	379,896
China	1,056,276	13,664,301	—	14,720,577
Denmark	—	2,243,690	—	2,243,690
Finland	—	4,405,615	—	4,405,615
France	—	126,485,663	—	126,485,663
Germany	—	132,297,261	—	132,297,261
Hong Kong	—	8,170,610	—	8,170,610
India	—	2,539,278	—	2,539,278
Indonesia	—	421,839	—	421,839
Ireland	5,074,362	482,743	—	5,557,105
Italy	—	22,670,635	—	22,670,635
Japan	—	150,924,649	105,615	151,030,264
Jordan	—	162,102	—	162,102
Luxembourg	—	3,314,585	—	3,314,585
Mexico	—	64,078	—	64,078
Netherlands	—	45,172,641	—	45,172,641
New Zealand	—	720,964	—	720,964
Nigeria	—	79,011	—	79,011
South Africa	—	2,073,849	—	2,073,849
South Korea	—	10,325,039	—	10,325,039
Spain	—	19,946,843	—	19,946,843
Sweden	—	11,234,951	—	11,234,951
Switzerland	—	10,115,050	—	10,115,050
United Kingdom	3,016,253	144,731,567	—	147,747,820
United States	—	39,230,334	—	39,230,334
Forward Currency Contracts	—	648,542	—	648,542
Futures	548,215	—	—	548,215
Short-Term Investments
Investment Companies	6,461,924	—	—	6,461,924

Total Assets	$20,644,205	$831,854,210	$134,169	$852,632,584

Liabilities:
Forward Currency Contracts	$—	$(794,970)	$—	$(794,970)
Futures	(891,201)	—	—	(891,201)

Total Liabilities	$(891,201)	$(794,970)	$—	$(1,686,171)

Total	$19,753,004	$831,059,240	$134,169	$850,946,413

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $134,169 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,792,462
Aggregate gross unrealized depreciation	(103,091,749)

Net unrealized appreciation	$97,700,713

Federal income tax cost of investments in securities and derivative instruments, if applicable	$753,245,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.2%)
Entertainment (1.3%)
Walt Disney Co. (The)*	27,266	$2,209,909
Warner Bros Discovery, Inc.*	110,033	1,194,959

		3,404,868

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A*	34,081	4,459,840
Meta Platforms, Inc., Class A*	22,277	6,687,778

		11,147,618

Media (1.5%)
Charter Communications, Inc., Class A*	1,849	813,227
Comcast Corp., Class A	74,450	3,301,113

		4,114,340

Wireless Telecommunication Services (1.2%)
T-Mobile US, Inc.*	23,759	3,327,448

Total Communication Services		21,994,274

Consumer Discretionary (5.2%)
Automobiles (1.4%)
General Motors Co.	116,431	3,838,730

Broadline Retail (0.8%)
eBay, Inc.	49,989	2,204,015

Hotels, Restaurants & Leisure (2.4%)
Booking Holdings, Inc.*	331	1,020,787
Las Vegas Sands Corp.	65,413	2,998,532
Starbucks Corp.	24,828	2,266,052

		6,285,371

Textiles, Apparel & Luxury Goods (0.6%)
Ralph Lauren Corp., Class A	13,493	1,566,402

Total Consumer Discretionary		13,894,518

Consumer Staples (8.5%)
Beverages (1.6%)
Coca-Cola Co. (The)	27,593	1,544,656
Keurig Dr Pepper, Inc.	82,465	2,603,420

		4,148,076

Consumer Staples Distribution & Retail (0.9%)
Sysco Corp.	36,638	2,419,940

Food Products (1.4%)
Kraft Heinz Co. (The)	85,438	2,874,134
Tyson Foods, Inc., Class A	18,228	920,332

		3,794,466

Household Products (1.2%)
Kimberly-Clark Corp.	27,212	3,288,570

Personal Care Products (0.9%)
Haleon plc	582,984	2,424,462

Tobacco (2.5%)
Philip Morris International, Inc.	73,506	6,805,186

Total Consumer Staples		22,880,700

Energy (11.6%)
Oil, Gas & Consumable Fuels (11.6%)
Cheniere Energy, Inc.	12,473	2,070,019
Chevron Corp.	40,825	6,883,911
ConocoPhillips	33,299	3,989,220
Exxon Mobil Corp.	30,596	3,597,478
Hess Corp.	17,887	2,736,711
Marathon Oil Corp.	114,693	3,068,038
Pioneer Natural Resources Co.	10,292	2,362,529
Shell plc (ADR)	16,911	1,088,730
Suncor Energy, Inc.	155,257	5,337,736

Total Energy		31,134,372

Financials (18.3%)
Banks (10.8%)
Bank of America Corp.	211,927	5,802,561
Citigroup, Inc.	71,090	2,923,932
Citizens Financial Group, Inc.	84,576	2,266,637
Fifth Third Bancorp	106,916	2,708,182
Huntington Bancshares, Inc.	252,938	2,630,555
JPMorgan Chase & Co.	25,396	3,682,928
M&T Bank Corp.	19,077	2,412,287
Wells Fargo & Co.	159,465	6,515,740

		28,942,822

Capital Markets (3.5%)
Goldman Sachs Group, Inc. (The)	10,353	3,349,920
Morgan Stanley	14,298	1,167,718
State Street Corp.	71,113	4,761,726

		9,279,364

Insurance (4.0%)
Allstate Corp. (The)	19,237	2,143,194
American International Group, Inc.	98,455	5,966,373
MetLife, Inc.	40,574	2,552,510

		10,662,077

Total Financials		48,884,263

Health Care (15.8%)
Biotechnology (0.3%)
AbbVie, Inc.	5,199	774,963

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	42,505	1,604,139
Becton Dickinson & Co.	9,934	2,568,237
Dentsply Sirona, Inc.	31,402	1,072,692
Medtronic plc	35,606	2,790,086

		8,035,154

Health Care Providers & Services (6.6%)
CVS Health Corp.	63,163	4,410,041
Elevance Health, Inc.	12,729	5,542,461
Henry Schein, Inc.*	39,792	2,954,556
Humana, Inc.	4,963	2,414,599
Universal Health Services, Inc., Class B	19,141	2,406,598

		17,728,255

Pharmaceuticals (5.9%)
Bristol-Myers Squibb Co.	41,402	2,402,972
Johnson & Johnson	26,492	4,126,129
Merck & Co., Inc.	41,281	4,249,879
Sanofi (ADR)	92,299	4,950,918

		15,729,898

Total Health Care		42,268,270

Industrials (12.1%)
Aerospace & Defense (1.1%)
Textron, Inc.	36,609	2,860,627

Air Freight & Logistics (2.0%)
FedEx Corp.	20,456	5,419,203

Building Products (1.7%)
Johnson Controls International plc	85,475	4,548,125

Electrical Equipment (3.2%)
Eaton Corp. plc	18,758	4,000,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	46,862	$4,525,464

		8,526,170

Industrial Conglomerates (1.2%)
General Electric Co.	28,804	3,184,282

Machinery (2.9%)
Caterpillar, Inc.	15,663	4,275,999
Westinghouse Air Brake
Technologies Corp.	33,707	3,582,043

		7,858,042

Total Industrials		32,396,449

Information Technology (12.4%)
Communications Equipment (3.3%)
Cisco Systems, Inc.	101,147	5,437,663
F5, Inc.*	21,788	3,510,918

		8,948,581

IT Services (2.4%)
Cognizant Technology Solutions Corp., Class A	54,150	3,668,121
DXC Technology Co.*	126,402	2,632,954

		6,301,075

Semiconductors & Semiconductor Equipment (4.5%)
Intel Corp.	98,023	3,484,718
NXP Semiconductors NV	23,131	4,624,349
QUALCOMM, Inc.	35,601	3,953,847

		12,062,914

Software (2.2%)
Microsoft Corp.	18,880	5,961,360

Total Information Technology		33,273,930

Materials (2.7%)
Chemicals (1.3%)
CF Industries Holdings, Inc.	40,101	3,438,260

Containers & Packaging (1.4%)
International Paper Co.	108,456	3,846,934

Total Materials		7,285,194

Real Estate (0.3%)
Specialized REITs (0.3%)
SBA Communications Corp. (REIT), Class A	4,200	840,714

Total Real Estate		840,714

Utilities (1.3%)
Multi-Utilities (1.3%)
Dominion Energy, Inc.	78,170	3,491,854

Total Utilities		3,491,854

Total Common Stocks (96.4%) (Cost $191,304,999)		258,344,538

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	2,231,662	2,232,332

Total Short-Term Investment (0.9%) (Cost $2,232,332)		2,232,332

Total Investments in Securities (97.3%) (Cost $193,537,331)		260,576,870
Other Assets Less Liabilities (2.7%)		7,338,822

Net Assets (100%)		$267,915,692

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,725,323	CAD	3,674,616	Deutsche Bank AG	10/27/2023	18,989
USD	2,482,132	EUR	2,342,051	CIBC World Markets, Inc.	10/27/2023	3,482
USD	1,735,341	GBP	1,421,717	Royal Bank of Canada	10/27/2023	443

Net unrealized appreciation						22,914

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,994,274	$—	$—	$21,994,274
Consumer Discretionary	13,894,518	—	—	13,894,518
Consumer Staples	20,456,238	2,424,462	—	22,880,700
Energy	31,134,372	—	—	31,134,372
Financials	48,884,263	—	—	48,884,263
Health Care	42,268,270	—	—	42,268,270
Industrials	32,396,449	—	—	32,396,449
Information Technology	33,273,930	—	—	33,273,930
Materials	7,285,194	—	—	7,285,194
Real Estate	840,714	—	—	840,714
Utilities	3,491,854	—	—	3,491,854
Forward Currency Contracts	—	22,914	—	22,914
Short-Term Investment
Investment Company	2,232,332	—	—	2,232,332

Total Assets	$258,152,408	$2,447,376	$—	$260,599,784

Total Liabilities	$—	$—	$—	$—

Total	$258,152,408	$2,447,376	$—	$260,599,784

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,170,508
Aggregate gross unrealized depreciation	(9,842,411)

Net unrealized appreciation	$66,328,097

Federal income tax cost of investments in securities and derivative instruments, if applicable	$194,271,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (0.6%)
Canadian Pacific Kansas City Ltd.(x)	31,640	$2,354,332

China (3.6%)
JD.com, Inc. (ADR)	303,068	8,828,371
Meituan, Class B(m)*	152,980	2,238,746
Tencent Holdings Ltd.	54,400	2,127,108
Yum China Holdings, Inc.	6,237	347,526

		13,541,751

Denmark (4.1%)
Novo Nordisk A/S, Class B	169,272	15,450,424

France (12.0%)
Airbus SE	126,240	16,947,670
Dassault Systemes SE	41,464	1,547,256
EssilorLuxottica SA	16,299	2,846,056
Kering SA	14,460	6,602,816
LVMH Moet Hennessy Louis Vuitton SE	22,775	17,250,102
Pernod Ricard SA	2,923	487,810

		45,681,710

Germany (2.6%)
Allianz SE (Registered)	5,226	1,247,035
SAP SE	66,709	8,662,260

		9,909,295

India (6.4%)
DLF Ltd.	2,690,237	17,199,245
HDFC Bank Ltd.	100,916	1,854,838
ICICI Bank Ltd. (ADR)	229,495	5,305,925

		24,360,008

Israel (0.9%)
Nice Ltd. (ADR)(x)*	20,198	3,433,660

Italy (0.9%)
Brunello Cucinelli SpA	35,951	2,738,563
Ferrari NV	1,876	554,757

		3,293,320

Japan (5.4%)
Hoya Corp.	16,000	1,640,792
Keyence Corp.	26,456	9,825,402
Murata Manufacturing Co. Ltd.	223,653	4,091,724
Omron Corp.(x)	16,500	736,118
TDK Corp.	119,600	4,435,380

		20,729,416

Netherlands (1.4%)
ASML Holding NV	7,556	4,466,416
Universal Music Group NV	39,305	1,027,660

		5,494,076

Spain (1.3%)
Amadeus IT Group SA	80,364	4,866,786

Sweden (4.2%)
Assa Abloy AB, Class B	289,895	6,320,322
Atlas Copco AB, Class A	730,044	9,839,228

		16,159,550

Switzerland (0.7%)
Lonza Group AG (Registered)	6,044	2,810,211

United States (54.0%)
Adobe, Inc.*	30,148	15,372,465
Agilent Technologies, Inc.	10,240	1,145,037
Alphabet, Inc., Class A*	334,541	43,778,035
Amazon.com, Inc.*	34,122	4,337,589
Analog Devices, Inc.	103,387	18,102,030
Avantor, Inc.*	67,360	1,419,949
Boston Scientific Corp.*	25,828	1,363,718
Charles River Laboratories International, Inc.*	6,315	1,237,614
Charter Communications, Inc., Class A*	5,343	2,349,958
Danaher Corp.	8,215	2,038,142
Ecolab, Inc.	7,898	1,337,921
Equifax, Inc.	28,384	5,199,381
Fidelity National Information Services, Inc.	16,298	900,790
IDEXX Laboratories, Inc.*	3,350	1,464,855
Illumina, Inc.*	13,856	1,902,152
Intuit, Inc.	31,812	16,254,023
Intuitive Surgical, Inc.*	12,226	3,573,538
IQVIA Holdings, Inc.*	18,715	3,682,176
Lam Research Corp.	1,301	815,428
Marriott International, Inc., Class A	15,834	3,112,331
Marvell Technology, Inc.	112,394	6,083,887
Meta Platforms, Inc., Class A*	91,497	27,468,314
Microsoft Corp.	22,747	7,182,365
NVIDIA Corp.	11,863	5,160,286
Phathom Pharmaceuticals, Inc.(x)*	80,623	836,061
S&P Global, Inc.	41,736	15,250,752
Splunk, Inc.*	17,501	2,559,521
Thermo Fisher Scientific, Inc.	1,111	562,355
United Parcel Service, Inc., Class B	20,045	3,124,414
Visa, Inc., Class A	36,922	8,492,429

		206,107,516

Total Common Stocks (98.1%) (Cost $214,356,627)		374,192,055

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,890,898	3,890,898
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	910,397	910,670

Total Investment Companies		5,801,568

Total Short-Term Investments (1.5%) (Cost $5,801,568)		5,801,568

Total Investments in Securities (99.6%) (Cost $220,158,195)		379,993,623
Other Assets Less Liabilities (0.4%)		1,357,346

Net Assets (100%)		$381,350,969

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $2,238,746 or 0.6% of net assets.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $5,415,379. This was collateralized by $632,316 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.875%, maturing 11/15/24 - 5/15/32 and by cash of $4,890,898 which was subsequently invested in investment companies.

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Information Technology	$108,728,221	28.5%
Communication Services	76,751,075	20.1
Consumer Discretionary	50,877,587	13.3
Industrials	43,785,347	11.5
Health Care	41,973,080	11.0
Financials	33,051,769	8.7
Real Estate	17,199,245	4.5
Investment Companies	5,801,568	1.5
Materials	1,337,921	0.4
Consumer Staples	487,810	0.1
Cash and Other	1,357,346	0.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$2,354,332	$—	$—	$2,354,332
China	9,175,897	4,365,854	—	13,541,751
Denmark	—	15,450,424	—	15,450,424
France	—	45,681,710	—	45,681,710
Germany	—	9,909,295	—	9,909,295
India	5,305,925	19,054,083	—	24,360,008
Israel	3,433,660	—	—	3,433,660
Italy	—	3,293,320	—	3,293,320
Japan	—	20,729,416	—	20,729,416
Netherlands	—	5,494,076	—	5,494,076
Spain	—	4,866,786	—	4,866,786
Sweden	—	16,159,550	—	16,159,550
Switzerland	—	2,810,211	—	2,810,211
United States	206,107,516	—	—	206,107,516
Short-Term Investments
Investment Companies	5,801,568	—	—	5,801,568

Total Assets	$232,178,898	$147,814,725	$—	$379,993,623

Total Liabilities	$—	$—	$—	$—

Total	$232,178,898	$147,814,725	$—	$379,993,623

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,369,847
Aggregate gross unrealized depreciation	(14,954,900)

Net unrealized appreciation	$159,414,947

Federal income tax cost of investments in securities and derivative instruments, if applicable	$220,578,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.5%)
Dexus (REIT)	212,032	$995,180
Scentre Group (REIT)	1,168,856	1,848,729

		2,843,909

Belgium (1.0%)
Cofinimmo SA (REIT)	27,420	1,881,438

Canada (17.7%)
Agnico Eagle Mines Ltd.	71,830	3,264,014
Canfor Corp.*	332,523	4,130,067
Enbridge, Inc.	206,338	6,843,753
Interfor Corp.*	296,780	4,402,810
Nutrien Ltd.	83,563	5,160,511
Pembina Pipeline Corp.	129,079	3,881,161
RioCan REIT (REIT)(x)	278,100	3,699,810
TC Energy Corp.(x)	60,823	2,091,693

		33,473,819

China (1.6%)
ENN Energy Holdings Ltd.	361,500	3,000,594

France (4.8%)
Covivio SA (REIT)	22,164	986,525
Vinci SA	73,102	8,116,690

		9,103,215

Germany (2.0%)
LEG Immobilien SE*	54,923	3,794,120

Hong Kong (3.9%)
Hang Lung Properties Ltd.	2,680,000	3,668,725
Link REIT (REIT)	751,900	3,687,031

		7,355,756

Japan (1.2%)
Mitsui Fudosan Co. Ltd.	109,600	2,415,835

Netherlands (0.8%)
Shell plc	46,637	1,482,861

Singapore (0.8%)
CapitaLand Investment Ltd.	649,300	1,472,443

Spain (3.1%)
Cellnex Telecom SA(m)	169,299	5,901,345

United Kingdom (6.6%)
Derwent London plc (REIT)	98,870	2,324,565
National Grid plc	303,101	3,624,172
Pennon Group plc	422,090	3,017,853
Segro plc (REIT)	402,660	3,534,308

		12,500,898

United States (54.3%)
Agree Realty Corp. (REIT)	43,997	2,430,394
Alexandria Real Estate Equities, Inc. (REIT)	40,502	4,054,250
American Tower Corp. (REIT)	55,269	9,088,987
Archer-Daniels-Midland Co.	43,801	3,303,471
Brixmor Property Group, Inc. (REIT)	62,939	1,307,872
Camden Property Trust (REIT)	19,447	1,839,297
Cheniere Energy, Inc.	42,155	6,996,044
Chevron Corp.	6,326	1,066,690
Corteva, Inc.	50,425	2,579,743
Crown Castle, Inc. (REIT)	55,753	5,130,949
Digital Realty Trust, Inc. (REIT)	19,425	2,350,814
EOG Resources, Inc.	13,090	1,659,288
Equinix, Inc. (REIT)	1,880	1,365,369
Essential Utilities, Inc.	166,819	5,726,896
Exxon Mobil Corp.	7,707	906,189
Healthpeak Properties, Inc. (REIT)	203,541	3,737,013
Kilroy Realty Corp. (REIT)	28,800	910,368
Kinder Morgan, Inc.	102,812	1,704,623
Mid-America Apartment Communities, Inc. (REIT)	7,434	956,384
ONEOK, Inc.	23,591	1,496,377
Pebblebrook Hotel Trust (REIT)	74,199	1,008,364
Pioneer Natural Resources Co.	8,056	1,849,255
Prologis, Inc. (REIT)	65,395	7,337,973
Public Storage (REIT)	20,499	5,401,897
Rexford Industrial Realty, Inc. (REIT)	95,057	4,691,063
RLJ Lodging Trust (REIT)	233,865	2,289,538
SBA Communications Corp. (REIT), Class A	25,376	5,079,514
Simon Property Group, Inc. (REIT)	12,216	1,319,695
Sun Communities, Inc. (REIT)	45,232	5,352,755
Targa Resources Corp.	71,534	6,131,895
Ventas, Inc. (REIT)	20,662	870,490
WP Carey, Inc. (REIT)	53,753	2,906,962

		102,850,419

Total Common Stocks (99.3%) (Cost $216,493,698)		188,076,652

SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,506,374	3,506,374

Total Investment Companies		5,506,374

Total Short-Term Investments (2.9%) (Cost $5,506,374)		5,506,374

Total Investments in Securities (102.2%) (Cost $222,000,072)		193,583,026
Other Assets Less Liabilities (-2.2%)		(4,214,763)

Net Assets (100%)		$189,368,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $5,901,345 or 3.1% of net assets.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $5,236,372. This was collateralized by cash of $5,506,374 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Real Estate	$99,738,657	52.7%
Energy	36,109,829	19.1
Materials	19,537,145	10.3
Utilities	15,369,515	8.1
Industrials	8,116,690	4.3
Communication Services	5,901,345	3.1
Investment Companies	5,506,374	2.9
Consumer Staples	3,303,471	1.7
Cash and Other	(4,214,763)	(2.2)

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$2,843,909	$—	$2,843,909
Belgium	—	1,881,438	—	1,881,438
Canada	33,473,819	—	—	33,473,819
China	—	3,000,594	—	3,000,594
France	—	9,103,215	—	9,103,215
Germany	—	3,794,120	—	3,794,120
Hong Kong	—	7,355,756	—	7,355,756
Japan	—	2,415,835	—	2,415,835
Netherlands	—	1,482,861	—	1,482,861
Singapore	—	1,472,443	—	1,472,443
Spain	—	5,901,345	—	5,901,345
United Kingdom	—	12,500,898	—	12,500,898
United States	102,850,419	—	—	102,850,419
Short-Term Investments
Investment Companies	5,506,374	—	—	5,506,374

Total Assets	$141,830,612	$51,752,414	$—	$193,583,026

Total Liabilities	$—	$—	$—	$—

Total	$141,830,612	$51,752,414	$—	$193,583,026

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,360,915
Aggregate gross unrealized depreciation	(38,223,012)

Net unrealized depreciation	$(28,862,097)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$222,445,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	20,111	$302,067
Verizon Communications, Inc.	11,624	376,734

		678,801

Entertainment (0.4%)
Activision Blizzard, Inc.	2,099	196,529
Electronic Arts, Inc.	851	102,460
Live Nation Entertainment, Inc.*	422	35,043
Netflix, Inc.*	1,207	455,763
Take-Two Interactive Software, Inc.*	329	46,188
Walt Disney Co. (The)*	4,894	396,659
Warner Bros Discovery, Inc.*	6,317	68,603

		1,301,245

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	16,641	2,177,641
Alphabet, Inc., Class C*	16,892	2,227,210
Match Group, Inc.*	816	31,967
Meta Platforms, Inc., Class A*	6,555	1,967,877

		6,404,695

Media (0.3%)
Charter Communications, Inc., Class A*	520	228,706
Comcast Corp., Class A	13,891	615,927
Fox Corp., Class A	963	30,046
Fox Corp., Class B	399	11,523
Interpublic Group of Cos., Inc. (The)	1,112	31,870
News Corp., Class A	1,245	24,975
News Corp., Class B	672	14,024
Omnicom Group, Inc.	672	50,051
Paramount Global, Class B(x)	1,602	20,666

		1,027,788

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	880	123,244

Total Communication Services		9,535,773

Consumer Discretionary (3.3%)
Automobile Components (0.0%)†
Aptiv plc*	757	74,632
BorgWarner, Inc.	578	23,334

		97,966

Automobiles (0.6%)
Ford Motor Co.	10,940	135,875
General Motors Co.	3,382	111,504
Tesla, Inc.*	6,432	1,609,415

		1,856,794

Broadline Retail (0.9%)
Amazon.com, Inc.*	22,809	2,899,480
eBay, Inc.	2,621	115,560
Etsy, Inc.*	320	20,666

		3,035,706

Distributors (0.1%)
Genuine Parts Co.	425	61,362
LKQ Corp.	799	39,558
Pool Corp.	111	39,527

		140,447

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,223	167,808
Booking Holdings, Inc.*	138	425,585
Caesars Entertainment, Inc.*	643	29,803
Carnival Corp.*	1,078	14,790
Chipotle Mexican Grill, Inc., Class A*	77	141,051
Darden Restaurants, Inc.	353	50,557
Domino’s Pizza, Inc.	109	41,288
Expedia Group, Inc.*	356	36,693
Hilton Worldwide Holdings, Inc.	784	117,741
Las Vegas Sands Corp.	972	44,556
Marriott International, Inc., Class A	778	152,924
McDonald’s Corp.	2,199	579,304
MGM Resorts International	1,292	47,494
Norwegian Cruise Line Holdings Ltd.*	518	8,537
Royal Caribbean Cruises Ltd.*	473	43,582
Starbucks Corp.	3,843	350,751
Wynn Resorts Ltd.	256	23,657
Yum! Brands, Inc.	898	112,196

		2,388,317

Household Durables (0.1%)
DR Horton, Inc.	937	100,700
Garmin Ltd.	326	34,295
Lennar Corp., Class A	722	81,030
Mohawk Industries, Inc.*	179	15,360
NVR, Inc.*	6	35,780
PulteGroup, Inc.	655	48,503
Whirlpool Corp.	179	23,932

		339,600

Leisure Products (0.0%)†
Hasbro, Inc.	344	22,752

Specialty Retail (0.8%)
AutoZone, Inc.*	87	220,979
Bath & Body Works, Inc.	689	23,288
Best Buy Co., Inc.	722	50,157
CarMax, Inc.*	506	35,789
Home Depot, Inc. (The)	3,211	970,236
Lowe’s Cos., Inc.	2,307	479,487
O’Reilly Automotive, Inc.*	237	215,400
Ross Stores, Inc.	1,042	117,694
TJX Cos., Inc. (The)	3,487	309,925
Tractor Supply Co.	341	69,240
Ulta Beauty, Inc.*	165	65,909

		2,558,104

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	3,540	338,495
Ralph Lauren Corp., Class A	159	18,458
Tapestry, Inc.	825	23,719
VF Corp.(x)	861	15,214

		395,886

Total Consumer Discretionary		10,835,572

Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	775	44,710
Coca-Cola Co. (The)	10,587	592,660
Constellation Brands, Inc., Class A	455	114,355
Keurig Dr Pepper, Inc.	2,078	65,603
Molson Coors Beverage Co., Class B	548	34,847
Monster Beverage Corp.*	2,213	117,178
PepsiCo, Inc.	3,873	656,241

		1,625,594

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,207	681,907
Dollar General Corp.	731	77,340
Dollar Tree, Inc.*	701	74,622
Kroger Co. (The)	2,219	99,300
Sysco Corp.	1,286	84,940
Target Corp.	1,561	172,600
Walgreens Boots Alliance, Inc.	2,355	52,375
Walmart, Inc.	4,028	644,198

		1,887,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Food Products (0.3%)
Archer-Daniels-Midland Co.	1,545	$116,524
Bunge Ltd.	387	41,893
Campbell Soup Co.	464	19,061
Conagra Brands, Inc.	1,093	29,970
General Mills, Inc.	1,588	101,616
Hershey Co. (The)	404	80,832
Hormel Foods Corp.	707	26,887
J M Smucker Co. (The)	293	36,013
Kellogg Co.	728	43,323
Kraft Heinz Co. (The)	1,602	53,891
Lamb Weston Holdings, Inc.	410	37,909
McCormick & Co., Inc. (Non- Voting)	669	50,603
Mondelez International, Inc., Class A	4,136	287,039
Tyson Foods, Inc., Class A	863	43,573

		969,134

Household Products (0.4%)
Church & Dwight Co., Inc.	722	66,157
Clorox Co. (The)	387	50,720
Colgate-Palmolive Co.	2,463	175,144
Kimberly-Clark Corp.	972	117,466
Procter & Gamble Co. (The)	6,960	1,015,186

		1,424,673

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	637	92,078
Kenvue, Inc.	5,163	103,673

		195,751

Tobacco (0.2%)
Altria Group, Inc.	5,169	217,357
Philip Morris International, Inc.	4,292	397,353

		614,710

Total Consumer Staples		6,717,144

Energy (1.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	1,153	40,724
Halliburton Co.	2,437	98,698
Schlumberger NV	3,852	224,572

		363,994

Oil, Gas & Consumable Fuels (1.4%)
APA Corp.	1,081	44,429
Chevron Corp.	5,526	931,794
ConocoPhillips	3,849	461,110
Coterra Energy, Inc.	1,427	38,600
Devon Energy Corp.	1,406	67,066
Diamondback Energy, Inc.	428	66,289
EOG Resources, Inc.	1,614	204,591
EQT Corp.	1,039	42,163
Exxon Mobil Corp.	11,830	1,390,971
Hess Corp.	757	115,821
Kinder Morgan, Inc.	5,481	90,875
Marathon Oil Corp.	2,404	64,307
Marathon Petroleum Corp.	1,265	191,445
Occidental Petroleum Corp.	2,603	168,883
ONEOK, Inc.	1,192	75,609
Phillips 66	1,174	141,056
Pioneer Natural Resources Co.	467	107,200
Targa Resources Corp.	672	57,604
Valero Energy Corp.	1,207	171,044
Williams Cos., Inc. (The)	2,363	79,609

		4,510,466

Total Energy		4,874,460

Financials (4.3%)
Banks (1.1%)
Bank of America Corp.	25,747	704,953
Citigroup, Inc.	6,919	284,578
Citizens Financial Group, Inc.	1,289	34,545
Comerica, Inc.	494	20,526
Fifth Third Bancorp	1,955	49,520
Huntington Bancshares, Inc.	3,009	31,294
JPMorgan Chase & Co.	9,341	1,354,632
KeyCorp	2,973	31,989
M&T Bank Corp.	548	69,295
PNC Financial Services Group, Inc. (The)	1,277	156,777
Regions Financial Corp.	2,906	49,983
Truist Financial Corp.	3,699	105,828
US Bancorp	4,292	141,894
Wells Fargo & Co.	11,991	489,952
Zions Bancorp NA	494	17,236

		3,543,002

Capital Markets (0.9%)
Ameriprise Financial, Inc.	413	136,158
Bank of New York Mellon Corp. (The)	2,768	118,055
BlackRock, Inc.	350	226,272
Blackstone, Inc.	2,110	226,065
Cboe Global Markets, Inc.	341	53,268
Charles Schwab Corp. (The)	3,291	180,676
CME Group, Inc.	937	187,606
FactSet Research Systems, Inc.	120	52,471
Franklin Resources, Inc.	808	19,861
Goldman Sachs Group, Inc. (The)	946	306,097
Intercontinental Exchange, Inc.	1,599	175,922
MarketAxess Holdings, Inc.	115	24,569
Moody’s Corp.	458	144,806
Morgan Stanley	4,459	364,167
MSCI, Inc., Class A	243	124,678
Nasdaq, Inc.	1,107	53,789
Northern Trust Corp.	578	40,159
Raymond James Financial, Inc.	551	55,337
S&P Global, Inc.	975	356,275
State Street Corp.	1,030	68,969
T. Rowe Price Group, Inc.	681	71,416

		2,986,616

Consumer Finance (0.2%)
American Express Co.	1,925	287,191
Capital One Financial Corp.	1,303	126,456
Discover Financial Services	983	85,157
Synchrony Financial	1,876	57,349

		556,153

Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	5,355	1,875,856
Fidelity National Information Services, Inc.	1,289	71,243
Fiserv, Inc.*	1,109	125,273
FleetCor Technologies, Inc.*	246	62,814
Global Payments, Inc.	828	95,543
Jack Henry & Associates, Inc.	231	34,913
Mastercard, Inc., Class A	2,524	999,277
PayPal Holdings, Inc.*	3,112	181,928
Visa, Inc., Class A	4,917	1,130,959

		4,577,806

Insurance (0.7%)
Aflac, Inc.	2,096	160,868
Allstate Corp. (The)	981	109,293
American International Group, Inc.	2,460	149,076
Aon plc, Class A	719	233,114
Arch Capital Group Ltd.*	1,153	91,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Arthur J Gallagher & Co.	497	$113,281
Assurant, Inc.	132	18,953
Brown & Brown, Inc.	749	52,310
Chubb Ltd.	1,344	279,794
Cincinnati Financial Corp.	387	39,586
Everest Group Ltd.	109	40,512
Globe Life, Inc.	317	34,467
Hartford Financial Services Group, Inc. (The)	1,000	70,910
Loews Corp.	672	42,544
Marsh & McLennan Cos., Inc.	1,392	264,898
MetLife, Inc.	2,821	177,469
Principal Financial Group, Inc.	728	52,467
Progressive Corp. (The)	1,647	229,427
Prudential Financial, Inc.	1,168	110,832
Travelers Cos., Inc. (The)	740	120,849
W R Berkley Corp.	649	41,205
Willis Towers Watson plc	376	78,569

		2,512,330

Total Financials		14,175,907

Health Care (4.4%)
Biotechnology (0.7%)
AbbVie, Inc.	5,116	762,591
Amgen, Inc.	1,849	496,937
Biogen, Inc.*	593	152,407
Gilead Sciences, Inc.	3,771	282,599
Incyte Corp.*	470	27,152
Moderna, Inc.*	877	90,585
Regeneron Pharmaceuticals, Inc.*	221	181,874
Vertex Pharmaceuticals, Inc.*	728	253,155

		2,247,300

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	5,029	487,059
Align Technology, Inc.*	212	64,728
Baxter International, Inc.	1,398	52,761
Becton Dickinson & Co.	757	195,707
Boston Scientific Corp.*	3,892	205,498
Cooper Cos., Inc. (The)	144	45,793
Dentsply Sirona, Inc.	578	19,744
Dexcom, Inc.*	1,075	100,298
Edwards Lifesciences Corp.*	1,638	113,481
GE HealthCare Technologies, Inc.	972	66,135
Hologic, Inc.*	784	54,410
IDEXX Laboratories, Inc.*	237	103,633
Insulet Corp.*	215	34,290
Intuitive Surgical, Inc.*	972	284,106
Medtronic plc	3,792	297,141
ResMed, Inc.	428	63,288
STERIS plc	255	55,952
Stryker Corp.	898	245,396
Teleflex, Inc.	132	25,926
Zimmer Biomet Holdings, Inc.	578	64,863

		2,580,209

Health Care Providers & Services (1.0%)
Cardinal Health, Inc.	910	79,006
Cencora, Inc.	455	81,886
Centene Corp.*	1,602	110,346
Cigna Group (The)	1,048	299,801
CVS Health Corp.	3,570	249,257
DaVita, Inc.*	377	35,638
Elevance Health, Inc.	707	307,842
HCA Healthcare, Inc.	781	192,110
Henry Schein, Inc.*	425	31,556
Humana, Inc.	384	186,824
Laboratory Corp. of America Holdings	293	58,908
McKesson Corp.	569	247,430
Molina Healthcare, Inc.*	168	55,085
Quest Diagnostics, Inc.	353	43,017
UnitedHealth Group, Inc.	2,674	1,348,204
Universal Health Services, Inc., Class B	237	29,798

		3,356,708

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	931	104,104
Bio-Rad Laboratories, Inc., Class A*	71	25,450
Bio-Techne Corp.	443	30,155
Charles River Laboratories International, Inc.*	153	29,985
Danaher Corp.	1,714	425,243
Illumina, Inc.*	410	56,285
IQVIA Holdings, Inc.*	455	89,521
Mettler-Toledo International, Inc.*	81	89,754
Revvity, Inc.	356	39,409
Thermo Fisher Scientific, Inc.	1,136	575,009
Waters Corp.*	237	64,988
West Pharmaceutical Services, Inc.	203	76,168

		1,606,071

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	6,440	373,778
Catalent, Inc.*	443	20,170
Eli Lilly and Co.	2,665	1,431,451
Johnson & Johnson	7,530	1,172,797
Merck & Co., Inc.	7,591	781,493
Organon & Co.	757	13,142
Pfizer, Inc.	17,445	578,651
Viatris, Inc.	3,537	34,875
Zoetis, Inc., Class A	1,359	236,439

		4,642,796

Total Health Care		14,433,084

Industrials (2.7%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	182	36,216
Boeing Co. (The)*	1,476	282,920
General Dynamics Corp.	746	164,844
Howmet Aerospace, Inc.	1,107	51,199
Huntington Ingalls Industries, Inc.	132	27,005
L3Harris Technologies, Inc.	637	110,914
Lockheed Martin Corp.	689	281,773
Northrop Grumman Corp.	482	212,172
RTX Corp.	4,060	292,198
Textron, Inc.	689	53,838
TransDigm Group, Inc.*	135	113,822

		1,626,901

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	387	33,332
Expeditors International of Washington, Inc.	464	53,188
FedEx Corp.	695	184,120
United Parcel Service, Inc., Class B	1,910	297,712

		568,352

Building Products (0.2%)
A.O. Smith Corp.	449	29,692
Allegion plc	258	26,884
Carrier Global Corp.	2,196	121,219
Johnson Controls International plc	2,612	138,984
Masco Corp.	851	45,486
Trane Technologies plc	725	147,110

		509,375

Commercial Services & Supplies (0.1%)
Cintas Corp.	246	118,328
Copart, Inc.*	2,277	98,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Republic Services, Inc., Class A	672	$95,767
Rollins, Inc.	548	20,457
Waste Management, Inc.	1,109	169,056

		501,724

Construction & Engineering (0.0%)†
Quanta Services, Inc.	384	71,835

Electrical Equipment (0.2%)
AMETEK, Inc.	640	94,566
Eaton Corp. plc	1,198	255,509
Emerson Electric Co.	1,791	172,957
Generac Holdings, Inc.*	182	19,831
Rockwell Automation, Inc.	356	101,770

		644,633

Ground Transportation (0.3%)
CSX Corp.	7,253	223,030
JB Hunt Transport Services, Inc.	221	41,663
Norfolk Southern Corp.	811	159,710
Old Dominion Freight Line, Inc.	299	122,333
Union Pacific Corp.	2,143	436,379

		983,115

Industrial Conglomerates (0.3%)
3M Co.	1,638	153,350
General Electric Co.	2,924	323,248
Honeywell International, Inc.	2,078	383,890

		860,488

Machinery (0.6%)
Caterpillar, Inc.	1,676	457,548
Cummins, Inc.	455	103,949
Deere & Co.	889	335,491
Dover Corp.	455	63,477
Fortive Corp.	851	63,110
IDEX Corp.	215	44,724
Illinois Tool Works, Inc.	837	192,770
Ingersoll Rand, Inc.	646	41,163
Nordson Corp.	132	29,458
Otis Worldwide Corp.	1,118	89,787
PACCAR, Inc.	1,433	121,834
Parker-Hannifin Corp.	368	143,343
Pentair plc	464	30,044
Snap-on, Inc.	165	42,085
Stanley Black & Decker, Inc.	449	37,527
Westinghouse Air Brake Technologies Corp.	132	14,028
Xylem, Inc.	494	44,969

		1,855,307

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	302	11,198
American Airlines Group, Inc.*	1,124	14,398
Delta Air Lines, Inc.	1,758	65,046
Southwest Airlines Co.	1,398	37,844
United Airlines Holdings, Inc.*	602	25,465

		153,951

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,213	291,824
Broadridge Financial Solutions, Inc.	347	62,130
Ceridian HCM Holding, Inc.*	393	26,665
Equifax, Inc.	362	66,311
Jacobs Solutions, Inc.	299	40,814
Leidos Holdings, Inc.	404	37,233
Paychex, Inc.	937	108,064
Paycom Software, Inc.	150	38,890
Robert Half, Inc.	299	21,911
Verisk Analytics, Inc., Class A	413	97,567

		791,409

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,623	88,681
United Rentals, Inc.	226	100,473
WW Grainger, Inc.	165	114,153

		303,307

Total Industrials		8,870,397

Information Technology (9.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	611	112,381
Cisco Systems, Inc.	13,368	718,664
F5, Inc.*	191	30,778
Juniper Networks, Inc.	943	26,206
Motorola Solutions, Inc.	443	120,602

		1,008,631

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,638	137,576
CDW Corp.	404	81,511
Corning, Inc.	2,325	70,843
Keysight Technologies, Inc.*	593	78,460
TE Connectivity Ltd.	983	121,430
Teledyne Technologies, Inc.*	138	56,384
Trimble, Inc.*	646	34,793
Zebra Technologies Corp., Class A*	153	36,189

		617,186

IT Services (0.4%)
Accenture plc, Class A	1,773	544,506
Akamai Technologies, Inc.*	455	48,476
Cognizant Technology Solutions Corp., Class A	1,608	108,926
DXC Technology Co.*	775	16,143
EPAM Systems, Inc.*	156	39,888
Gartner, Inc.*	246	84,528
International Business Machines Corp.	2,371	332,651
VeriSign, Inc.*	285	57,721

		1,232,839

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	3,578	367,890
Analog Devices, Inc.	1,536	268,938
Applied Materials, Inc.	2,827	391,398
Broadcom, Inc.	1,142	948,522
Enphase Energy, Inc.*	347	41,692
First Solar, Inc.*	305	49,285
Intel Corp.	13,018	462,790
KLA Corp.	449	205,938
Lam Research Corp.	458	287,061
Microchip Technology, Inc.	1,294	100,997
Micron Technology, Inc.	3,217	218,853
Monolithic Power Systems, Inc.	120	55,440
NVIDIA Corp.	6,788	2,952,712
NXP Semiconductors NV	784	156,737
ON Semiconductor Corp.*	1,192	110,797
Qorvo, Inc.*	326	31,123
QUALCOMM, Inc.	4,204	466,896
Skyworks Solutions, Inc.	528	52,056
SolarEdge Technologies, Inc.*	153	19,815
Teradyne, Inc.	491	49,326
Texas Instruments, Inc.	2,733	434,574

		7,672,840

Software (3.2%)
Adobe, Inc.*	1,368	697,543
ANSYS, Inc.*	231	68,734
Autodesk, Inc.*	629	130,146
Cadence Design Systems, Inc.*	731	171,273
Fair Isaac Corp.*	74	64,271
Fortinet, Inc.*	2,057	120,705
Gen Digital, Inc.	1,870	33,062
Intuit, Inc.	689	352,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Microsoft Corp.	21,805	$6,884,929
Oracle Corp.	7,001	741,546
Palo Alto Networks, Inc.*	889	208,417
PTC, Inc.*	282	39,954
Roper Technologies, Inc.	299	144,800
Salesforce, Inc.*	1,985	402,518
ServiceNow, Inc.*	494	276,126
Synopsys, Inc.*	455	208,831
Tyler Technologies, Inc.*	109	42,089

		10,586,982

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	47,309	8,099,774
Hewlett Packard Enterprise Co.	4,344	75,455
HP, Inc.	4,511	115,933
NetApp, Inc.	763	57,896
Seagate Technology Holdings plc	787	51,903
Western Digital Corp.*	851	38,831

		8,439,792

Total Information Technology		29,558,270

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	635	179,959
Albemarle Corp.	341	57,984
Celanese Corp., Class A	399	50,082
CF Industries Holdings, Inc.	599	51,358
Corteva, Inc.	2,160	110,506
Dow, Inc.	2,126	109,617
DuPont de Nemours, Inc.	1,018	75,933
Eastman Chemical Co.	396	30,381
Ecolab, Inc.	731	123,831
FMC Corp.	362	24,243
International Flavors & Fragrances, Inc.	1,018	69,397
Linde plc	1,545	575,281
LyondellBasell Industries NV, Class A	880	83,336
Mosaic Co. (The)	895	31,862
PPG Industries, Inc.	695	90,211
Sherwin-Williams Co. (The)	722	184,146

		1,848,127

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	176	72,245
Vulcan Materials Co.	353	71,313

		143,558

Containers & Packaging (0.1%)
Amcor plc	1,201	11,001
Avery Dennison Corp.	258	47,129
Ball Corp.	1,057	52,618
International Paper Co.	1,109	39,336
Packaging Corp. of America	293	44,990
Sealed Air Corp.	464	15,247
Westrock Co.	675	24,165

		234,486

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,657	136,369
Newmont Corp.	1,527	56,423
Nucor Corp.	931	145,562
Steel Dynamics, Inc.	479	51,358

		389,712

Total Materials		2,615,883

Real Estate (0.6%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	1,213	22,271
Ventas, Inc. (REIT)	955	40,234
Welltower, Inc. (REIT)	981	80,363

		142,868

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,057	33,056

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,888	211,852

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	317	31,732
Boston Properties, Inc. (REIT)	404	24,030

		55,762

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	811	59,900
CoStar Group, Inc.*	1,204	92,576

		152,476

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	376	64,574
Camden Property Trust (REIT)	317	29,982
Equity Residential (REIT)	1,009	59,239
Essex Property Trust, Inc. (REIT)	203	43,054
Invitation Homes, Inc. (REIT)	1,791	56,757
Mid-America Apartment Communities, Inc. (REIT)	335	43,098
UDR, Inc. (REIT)	681	24,291

		320,995

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	206	18,670
Kimco Realty Corp. (REIT)	1,101	19,367
Realty Income Corp. (REIT)	808	40,351
Regency Centers Corp. (REIT)	407	24,192
Simon Property Group, Inc. (REIT)	845	91,285

		193,865

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,254	206,220
Crown Castle, Inc. (REIT)	1,177	108,319
Digital Realty Trust, Inc. (REIT)	578	69,950
Equinix, Inc. (REIT)	231	167,766
Extra Space Storage, Inc. (REIT)	340	41,337
Iron Mountain, Inc. (REIT)	725	43,101
Public Storage (REIT)	428	112,787
SBA Communications Corp. (REIT), Class A	326	65,256
VICI Properties, Inc. (REIT), Class A	2,489	72,430
Weyerhaeuser Co. (REIT)	2,055	63,006

		950,172

Total Real Estate		2,061,046

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	599	29,022
American Electric Power Co., Inc.	1,368	102,901
Constellation Energy Corp.	904	98,608
Duke Energy Corp.	1,916	169,106
Edison International	863	54,619
Entergy Corp.	473	43,752
Evergy, Inc.	808	40,966
Eversource Energy	860	50,009
Exelon Corp.	2,713	102,524
FirstEnergy Corp.	1,239	42,349
NextEra Energy, Inc.	5,251	300,830
NRG Energy, Inc.	842	32,434
PG&E Corp.*	4,807	77,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pinnacle West Capital Corp.	326	$24,020
PPL Corp.	1,982	46,696
Southern Co. (The)	2,865	185,423
Xcel Energy, Inc.	1,392	79,650

		1,480,446

Gas Utilities (0.0%)†
Atmos Energy Corp.	353	37,393

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,982	30,126

Multi-Utilities (0.2%)
Ameren Corp.	640	47,891
CenterPoint Energy, Inc.	1,153	30,958
CMS Energy Corp.	811	43,072
Consolidated Edison, Inc.	898	76,806
Dominion Energy, Inc.	2,081	92,958
DTE Energy Co.	482	47,853
NiSource, Inc.	966	23,841
Public Service Enterprise Group, Inc.	1,467	83,487
Sempra	1,448	98,508
WEC Energy Group, Inc.	880	70,884

		616,258

Water Utilities (0.0%)†
American Water Works Co., Inc.	520	64,392

Total Utilities		2,228,615

Total Common Stocks (32.2%) (Cost $52,846,735)		105,906,151

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (50.1%)
U.S. Treasury Notes
4.250%, 9/30/24	$2,980,000	2,945,086
4.375%, 10/31/24	4,975,000	4,918,846
1.500%, 11/30/24	3,400,000	3,252,559
4.500%, 11/30/24	1,321,500	1,307,979
1.000%, 12/15/24	2,600,000	2,468,786
1.375%, 1/31/25	2,500,000	2,373,958
1.125%, 2/28/25	2,200,000	2,076,210
3.875%, 3/31/25	5,000,000	4,900,396
0.375%, 4/30/25	2,792,100	2,588,420
4.250%, 5/31/25	4,005,000	3,945,442
0.250%, 6/30/25	600,000	551,346
4.750%, 7/31/25	4,000,000	3,973,473
0.250%, 8/31/25	3,850,000	3,512,175
2.250%, 11/15/25	4,600,000	4,345,856
0.375%, 12/31/25	6,600,000	5,965,114
4.000%, 2/15/26	3,750,000	3,670,390
0.500%, 2/28/26	6,100,000	5,490,265
3.750%, 4/15/26	600,000	583,561
0.750%, 5/31/26	1,644,400	1,476,459
4.125%, 6/15/26	4,900,000	4,809,170
0.875%, 6/30/26	750,000	674,798
4.500%, 7/15/26	400,000	396,297
0.750%, 8/31/26	3,100,000	2,760,441
1.250%, 11/30/26	3,900,000	3,499,267
1.250%, 12/31/26	3,800,000	3,403,888
0.625%, 3/31/27	5,682,400	4,936,612
2.750%, 4/30/27	6,800,000	6,359,490
3.125%, 8/31/27	4,700,000	4,436,371
4.125%, 10/31/27	2,000,000	1,957,721
2.250%, 11/15/27	3,800,000	3,456,124
3.500%, 1/31/28	1,350,000	1,288,914
1.125%, 2/29/28	4,150,000	3,570,876
4.000%, 2/29/28	1,200,000	1,169,297
1.250%, 3/31/28	1,148,200	991,103
3.625%, 3/31/28	8,012,100	7,683,475
4.000%, 6/30/28	600,000	584,124
1.000%, 7/31/28	6,100,000	5,146,881
4.375%, 8/31/28	4,856,400	4,809,389
1.375%, 12/31/28	2,670,000	2,268,202
1.875%, 2/28/29	4,420,000	3,839,524
2.375%, 5/15/29	2,605,600	2,315,708
3.250%, 6/30/29	1,700,000	1,579,945
1.750%, 11/15/29	5,005,700	4,258,551
4.000%, 2/28/30	4,400,000	4,244,660
3.500%, 4/30/30	892,400	835,529
0.625%, 5/15/30	798,800	618,327
3.750%, 5/31/30	1,835,000	1,742,736
0.625%, 8/15/30	1,974,900	1,515,885
0.875%, 11/15/30	2,480,000	1,929,778
1.125%, 2/15/31	2,065,400	1,629,273
1.625%, 5/15/31	2,182,500	1,771,897
1.250%, 8/15/31	1,691,900	1,322,317
1.375%, 11/15/31	3,030,000	2,374,702
1.875%, 2/15/32	2,200,000	1,787,320
2.875%, 5/15/32	1,601,800	1,406,157
2.750%, 8/15/32	1,494,800	1,294,364
3.500%, 2/15/33	2,558,900	2,348,622
3.375%, 5/15/33	500,000	453,617
3.875%, 8/15/33	3,499,000	3,306,572

Total U.S. Treasury Obligations		165,124,245

Total Long-Term Debt Securities (50.1%) (Cost $176,756,424)		165,124,245

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $127)	124	217

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (13.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	30,136	30,136
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	45,316,970	45,330,565

Total Investment Companies		45,360,701

Total Short-Term Investments (13.8%) (Cost $45,353,199)		45,360,701

Total Investments in Securities (96.1%) (Cost $274,956,485)		316,391,314

Other Assets Less Liabilities (3.9%)		12,985,740

Net Assets (100%)		$329,377,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $30,395. This was collateralized by cash of $30,136 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	421	12/2023	USD	42,973,575	(1,352,265)
Russell 2000 E-Mini Index	72	12/2023	USD	6,474,960	(278,640)
S&P Midcap 400 E-Mini Index	25	12/2023	USD	6,301,000	(220,379)

					(1,851,284)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,535,773	$—	$—	$9,535,773
Consumer Discretionary	10,835,572	—	—	10,835,572
Consumer Staples	6,717,144	—	—	6,717,144
Energy	4,874,460	—	—	4,874,460
Financials	14,175,907	—	—	14,175,907
Health Care	14,433,084	—	—	14,433,084
Industrials	8,870,397	—	—	8,870,397
Information Technology	29,558,270	—	—	29,558,270
Materials	2,615,883	—	—	2,615,883
Real Estate	2,061,046	—	—	2,061,046
Utilities	2,228,615	—	—	2,228,615
Rights
Health Care	—	217	—	217
Short-Term Investments
Investment Companies	45,360,701	—	—	45,360,701
U.S. Treasury Obligations	—	165,124,245	—	165,124,245

Total Assets	$151,266,852	$165,124,462	$—	$316,391,314

Liabilities:
Futures	$(1,851,284)	$—	$—	$(1,851,284)

Total Liabilities	$(1,851,284)	$—	$—	$(1,851,284)

Total	$149,415,568	$165,124,462	$—	$314,540,030

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,113,195
Aggregate gross unrealized depreciation	(17,055,004)

Net unrealized appreciation	$41,058,191

Federal income tax cost of investments in securities and derivative instruments, if applicable	$273,481,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	19,738	$296,465
Verizon Communications, Inc.	11,103	359,848

		656,313

Entertainment (0.5%)
Activision Blizzard, Inc.	2,064	193,252
Electronic Arts, Inc.	826	99,450
Live Nation Entertainment, Inc.*	413	34,296
Netflix, Inc.*	1,173	442,925
Take-Two Interactive Software, Inc.*	262	36,782
Walt Disney Co. (The)*	4,824	390,985
Warner Bros Discovery, Inc.*	6,117	66,431

		1,264,121

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	16,024	2,096,900
Alphabet, Inc., Class C*	16,448	2,168,669
Match Group, Inc.*	789	30,909
Meta Platforms, Inc., Class A*	6,475	1,943,860

		6,240,338

Media (0.3%)
Charter Communications, Inc., Class A*	434	190,882
Comcast Corp., Class A	12,196	540,771
Fox Corp., Class A	880	27,456
Fox Corp., Class B	465	13,429
Interpublic Group of Cos., Inc. (The)	974	27,915
News Corp., Class A	1,029	20,642
News Corp., Class B	638	13,315
Omnicom Group, Inc.	559	41,634
Paramount Global, Class B(x)	1,387	17,892

		893,936

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	857	120,023

Total Communication Services		9,174,731

Consumer Discretionary (4.0%)
Automobile Components (0.0%)†
Aptiv plc*	729	71,872
BorgWarner, Inc.	554	22,365

		94,237

Automobiles (0.7%)
Ford Motor Co.	10,636	132,099
General Motors Co.	3,292	108,537
Tesla, Inc.*	6,211	1,554,117

		1,794,753

Broadline Retail (1.1%)
Amazon.com, Inc.*	22,584	2,870,878
eBay, Inc.	2,176	95,940
Etsy, Inc.*	319	20,601

		2,987,419

Distributors (0.1%)
Genuine Parts Co.	413	59,629
LKQ Corp.	886	43,866
Pool Corp.	131	46,649

		150,144

Hotels, Restaurants & Leisure (0.9%)
Airbnb, Inc., Class A*	1,172	160,810
Booking Holdings, Inc.*	131	403,998
Caesars Entertainment, Inc.*	515	23,870
Carnival Corp.*	1,123	15,408
Chipotle Mexican Grill, Inc., Class A*	94	172,192
Darden Restaurants, Inc.	335	47,979
Domino’s Pizza, Inc.	118	44,697
Expedia Group, Inc.*	353	36,384
Hilton Worldwide Holdings, Inc.	802	120,444
Las Vegas Sands Corp.	930	42,631
Marriott International, Inc., Class A	729	143,292
McDonald’s Corp.	2,025	533,466
MGM Resorts International	1,500	55,140
Norwegian Cruise Line Holdings Ltd.*	583	9,608
Royal Caribbean Cruises Ltd.*	450	41,463
Starbucks Corp.	3,235	295,258
Wynn Resorts Ltd.	262	24,211
Yum! Brands, Inc.	839	104,825

		2,275,676

Household Durables (0.2%)
DR Horton, Inc.	930	99,947
Garmin Ltd.	413	43,447
Lennar Corp., Class A	802	90,008
Mohawk Industries, Inc.*	170	14,588
NVR, Inc.*	24	143,119
PulteGroup, Inc.	719	53,242
Whirlpool Corp.	188	25,136

		469,487

Leisure Products (0.0%)†
Hasbro, Inc.	319	21,099

Specialty Retail (0.9%)
AutoZone, Inc.*	94	238,759
Bath & Body Works, Inc.	802	27,108
Best Buy Co., Inc.	583	40,501
CarMax, Inc.*	450	31,828
Home Depot, Inc. (The)	2,950	891,372
Lowe’s Cos., Inc.	2,111	438,750
O’Reilly Automotive, Inc.*	222	201,767
Ross Stores, Inc.	974	110,013
TJX Cos., Inc. (The)	3,245	288,416
Tractor Supply Co.	319	64,773
Ulta Beauty, Inc.*	170	67,907

		2,401,194

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	3,345	319,849
Ralph Lauren Corp., Class A	170	19,735
Tapestry, Inc.	805	23,144
VF Corp.	839	14,825

		377,553

Total Consumer Discretionary		10,571,562

Consumer Staples (2.4%)
Beverages (0.6%)
Brown-Forman Corp., Class B	450	25,960
Coca-Cola Co. (The)	10,374	580,737
Constellation Brands, Inc., Class A	434	109,077
Keurig Dr Pepper, Inc.	1,944	61,372
Molson Coors Beverage Co., Class B	515	32,749
Monster Beverage Corp.*	2,035	107,753
PepsiCo, Inc.	3,752	635,739

		1,553,387

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,173	662,698
Dollar General Corp.	729	77,128
Dollar Tree, Inc.*	625	66,531
Kroger Co. (The)	2,239	100,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	1,327	$87,648
Target Corp.	1,353	149,601
Walgreens Boots Alliance, Inc.	2,064	45,904
Walmart, Inc.	3,804	608,374

		1,798,079

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,565	118,032
Bunge Ltd.	374	40,486
Campbell Soup Co.	476	19,554
Conagra Brands, Inc.	1,327	36,386
General Mills, Inc.	1,680	107,503
Hershey Co. (The)	413	82,633
Hormel Foods Corp.	729	27,724
J M Smucker Co. (The)	353	43,387
Kellogg Co.	729	43,383
Kraft Heinz Co. (The)	1,753	58,971
Lamb Weston Holdings, Inc.	366	33,840
McCormick & Co., Inc. (Non-Voting)	653	49,393
Mondelez International, Inc., Class A	3,904	270,938
Tyson Foods, Inc., Class A	826	41,705

		973,935

Household Products (0.5%)
Church & Dwight Co., Inc.	687	62,950
Clorox Co. (The)	353	46,264
Colgate-Palmolive Co.	2,294	163,127
Kimberly-Clark Corp.	886	107,073
Procter & Gamble Co. (The)	6,763	986,451

		1,365,865

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	612	88,465
Kenvue, Inc.	4,948	99,356

		187,821

Tobacco (0.2%)
Altria Group, Inc.	5,007	210,544
Philip Morris International, Inc.	4,181	387,077

		597,621

Total Consumer Staples		6,476,708

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co., Class A	1,886	66,614
Halliburton Co.	2,417	97,888
Schlumberger NV	3,648	212,678

		377,180

Oil, Gas & Consumable Fuels (1.7%)
APA Corp.	974	40,031
Chevron Corp.	5,271	888,796
ConocoPhillips	3,836	459,553
Coterra Energy, Inc.	1,123	30,377
Devon Energy Corp.	1,019	48,606
Diamondback Energy, Inc.	434	67,218
EOG Resources, Inc.	1,565	198,379
EQT Corp.	1,063	43,137
Exxon Mobil Corp.	11,438	1,344,880
Hess Corp.	758	115,974
Kinder Morgan, Inc.	5,229	86,697
Marathon Oil Corp.	2,417	64,655
Marathon Petroleum Corp.	1,763	266,813
Occidental Petroleum Corp.	2,333	151,365
ONEOK, Inc.	1,081	68,568
Phillips 66	1,173	140,936
Pioneer Natural Resources Co.	450	103,298
Targa Resources Corp.	638	54,689
Valero Energy Corp.	1,147	162,541
Williams Cos., Inc. (The)	3,345	112,693

		4,449,206

Total Energy		4,826,386

Financials (5.0%)
Banks (1.2%)
Bank of America Corp.	22,743	622,703
Citigroup, Inc.	6,117	251,592
Citizens Financial Group, Inc.	1,194	31,999
Comerica, Inc.	434	18,033
Fifth Third Bancorp	1,944	49,242
Huntington Bancshares, Inc.	2,963	30,815
JPMorgan Chase & Co.	8,657	1,255,438
KeyCorp	2,733	29,407
M&T Bank Corp.	494	62,466
PNC Financial Services Group, Inc. (The)	1,207	148,183
Regions Financial Corp.	2,587	44,497
Truist Financial Corp.	3,710	106,143
US Bancorp	3,904	129,066
Wells Fargo & Co.	10,790	440,880
Zions Bancorp NA(x)	465	16,224

		3,236,688

Capital Markets (1.0%)
Ameriprise Financial, Inc.	353	116,377
Bank of New York Mellon Corp. (The)	2,294	97,839
BlackRock, Inc.	335	216,574
Blackstone, Inc.	2,021	216,530
Cboe Global Markets, Inc.	335	52,330
Charles Schwab Corp. (The)	3,122	171,398
CME Group, Inc.	941	188,407
FactSet Research Systems, Inc.	118	51,597
Franklin Resources, Inc.	776	19,074
Goldman Sachs Group, Inc. (The)	847	274,064
Intercontinental Exchange, Inc.	1,565	172,181
MarketAxess Holdings, Inc.	131	27,987
Moody’s Corp.	434	137,218
Morgan Stanley	4,063	331,825
MSCI, Inc., Class A	238	122,113
Nasdaq, Inc.	810	39,358
Northern Trust Corp.	559	38,839
Raymond James Financial, Inc.	515	51,722
S&P Global, Inc.	974	355,909
State Street Corp.	974	65,219
T. Rowe Price Group, Inc.	625	65,544

		2,812,105

Consumer Finance (0.2%)
American Express Co.	1,763	263,022
Capital One Financial Corp.	1,272	123,447
Discover Financial Services	857	74,242
Synchrony Financial	1,588	48,545

		509,256

Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	5,294	1,854,488
Fidelity National Information Services, Inc.	1,648	91,085
Fiserv, Inc.*	1,505	170,005
FleetCor Technologies, Inc.*	262	66,899
Global Payments, Inc.	802	92,543
Jack Henry & Associates, Inc.	222	33,553
Mastercard, Inc., Class A	2,393	947,413
PayPal Holdings, Inc.*	3,177	185,727
Visa, Inc., Class A	4,628	1,064,486

		4,506,199

Insurance (0.9%)
Aflac, Inc.	1,993	152,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp. (The)	857	$95,478
American International Group, Inc.	2,294	139,016
Aon plc, Class A	653	211,716
Arch Capital Group Ltd.*	1,102	87,840
Arthur J Gallagher & Co.	486	110,774
Assurant, Inc.	188	26,993
Brown & Brown, Inc.	713	49,796
Chubb Ltd.	1,233	256,686
Cincinnati Financial Corp.	361	36,927
Everest Group Ltd.	84	31,220
Globe Life, Inc.	319	34,685
Hartford Financial Services Group, Inc. (The)	988	70,059
Loews Corp.	687	43,494
Marsh & McLennan Cos., Inc.	1,387	263,946
MetLife, Inc.	2,158	135,760
Principal Financial Group, Inc.	653	47,062
Progressive Corp. (The)	1,505	209,647
Prudential Financial, Inc.	1,082	102,671
Travelers Cos., Inc. (The)	729	119,053
W R Berkley Corp.	713	45,268
Willis Towers Watson plc	353	73,763

		2,344,817

Total Financials		13,409,065

Health Care (5.1%)
Biotechnology (0.8%)
AbbVie, Inc.	4,777	712,060
Amgen, Inc.	1,588	426,791
Biogen, Inc.*	486	124,907
Gilead Sciences, Inc.	3,345	250,674
Incyte Corp.*	476	27,498
Moderna, Inc.*	826	85,318
Regeneron Pharmaceuticals, Inc.*	222	182,697
Vertex Pharmaceuticals, Inc.*	687	238,897

		2,048,842

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	4,811	465,945
Align Technology, Inc.*	222	67,781
Baxter International, Inc.	1,387	52,345
Becton Dickinson & Co.	729	188,468
Boston Scientific Corp.*	3,836	202,541
Cooper Cos., Inc. (The)	170	54,062
Dentsply Sirona, Inc.	687	23,468
Dexcom, Inc.*	988	92,181
Edwards Lifesciences Corp.*	1,711	118,538
GE HealthCare Technologies, Inc.	993	67,564
Hologic, Inc.*	758	52,605
IDEXX Laboratories, Inc.*	262	114,565
Insulet Corp.*	207	33,015
Intuitive Surgical, Inc.*	988	288,783
Medtronic plc	3,648	285,857
ResMed, Inc.	413	61,070
STERIS plc	238	52,222
Stryker Corp.	857	234,192
Teleflex, Inc.	170	33,390
Zimmer Biomet Holdings, Inc.	528	59,252

		2,547,844

Health Care Providers & Services (1.2%)
Cardinal Health, Inc.	857	74,405
Cencora, Inc.	413	74,328
Centene Corp.*	1,604	110,483
Cigna Group (The)	1,058	302,662
CVS Health Corp.	3,499	244,300
DaVita, Inc.*	262	24,767
Elevance Health, Inc.	687	299,134
HCA Healthcare, Inc.	729	179,319
Henry Schein, Inc.*	353	26,210
Humana, Inc.	361	175,634
Laboratory Corp. of America Holdings	262	52,675
McKesson Corp.	486	211,337
Molina Healthcare, Inc.*	170	55,741
Quest Diagnostics, Inc.	353	43,017
UnitedHealth Group, Inc.	2,579	1,300,306
Universal Health Services, Inc., Class B	230	28,918

		3,203,236

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	839	93,817
Bio-Rad Laboratories, Inc., Class A*	71	25,450
Bio-Techne Corp.	423	28,793
Charles River Laboratories International, Inc.*	144	28,221
Danaher Corp.	1,727	428,469
Illumina, Inc.*	413	56,697
IQVIA Holdings, Inc.*	486	95,620
Mettler-Toledo International, Inc.*	84	93,078
Revvity, Inc.	353	39,077
Thermo Fisher Scientific, Inc.	1,082	547,676
Waters Corp.*	222	60,875
West Pharmaceutical Services, Inc.	196	73,541

		1,571,314

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	6,332	367,509
Catalent, Inc.*	434	19,760
Eli Lilly and Co.	2,260	1,213,914
Johnson & Johnson	7,095	1,105,046
Merck & Co., Inc.	6,954	715,914
Organon & Co.	687	11,927
Pfizer, Inc.	14,966	496,422
Viatris, Inc.	3,345	32,982
Zoetis, Inc., Class A	1,243	216,257

		4,179,731

Total Health Care		13,550,967

Industrials (3.2%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	173	34,425
Boeing Co. (The)*	1,416	271,419
General Dynamics Corp.	625	138,106
Howmet Aerospace, Inc.	1,029	47,591
Huntington Ingalls Industries, Inc.	108	22,095
L3Harris Technologies, Inc.	612	106,561
Lockheed Martin Corp.	687	280,956
Northrop Grumman Corp.	434	191,042
RTX Corp.	3,904	280,971
Textron, Inc.	612	47,822
TransDigm Group, Inc.*	144	121,411

		1,542,399

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	413	35,571
Expeditors International of Washington, Inc.	476	54,564
FedEx Corp.	653	172,993
United Parcel Service, Inc., Class B	1,886	293,971

		557,099

Building Products (0.2%)
A.O. Smith Corp.	434	28,701
Allegion plc	262	27,300
Carrier Global Corp.	2,176	120,115
Johnson Controls International plc	2,171	115,519
Masco Corp.	805	43,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	653	$132,500

		467,162

Commercial Services & Supplies (0.2%)
Cintas Corp.	222	106,784
Copart, Inc.*	2,046	88,162
Republic Services, Inc., Class A	583	83,083
Rollins, Inc.	559	20,868
Waste Management, Inc.	1,029	156,861

		455,758

Construction & Engineering (0.0%)†
Quanta Services, Inc.	353	66,036

Electrical Equipment (0.2%)
AMETEK, Inc.	653	96,487
Eaton Corp. plc	1,152	245,699
Emerson Electric Co.	1,588	153,353
Generac Holdings, Inc.*	170	18,523
Rockwell Automation, Inc.	335	95,767

		609,829

Ground Transportation (0.3%)
CSX Corp.	6,509	200,152
JB Hunt Transport Services, Inc.	262	49,392
Norfolk Southern Corp.	729	143,562
Old Dominion Freight Line, Inc.	329	134,607
Union Pacific Corp.	1,886	384,046

		911,759

Industrial Conglomerates (0.3%)
3M Co.	1,505	140,898
General Electric Co.	2,973	328,665
Honeywell International, Inc.	1,939	358,211

		827,774

Machinery (0.7%)
Caterpillar, Inc.	1,505	410,865
Cummins, Inc.	450	102,807
Deere & Co.	846	319,263
Dover Corp.	413	57,618
Fortive Corp.	839	62,220
IDEX Corp.	238	49,509
Illinois Tool Works, Inc.	786	181,024
Ingersoll Rand, Inc.	559	35,619
Nordson Corp.	134	29,905
Otis Worldwide Corp.	1,082	86,895
PACCAR, Inc.	1,392	118,348
Parker-Hannifin Corp.	353	137,501
Pentair plc	528	34,188
Snap-on, Inc.	170	43,360
Stanley Black & Decker, Inc.	434	36,274
Westinghouse Air Brake Technologies Corp.	515	54,729
Xylem, Inc.	515	46,880

		1,807,005

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	329	12,199
American Airlines Group, Inc.*	1,157	14,821
Delta Air Lines, Inc.	1,565	57,905
Southwest Airlines Co.	1,243	33,648
United Airlines Holdings, Inc.*	638	26,988

		145,561

Professional Services (0.3%)
Automatic Data Processing, Inc.	1,173	282,200
Broadridge Financial Solutions, Inc.	262	46,911
Ceridian HCM Holding, Inc.*	366	24,833
Equifax, Inc.	335	61,365
Jacobs Solutions, Inc.	361	49,277
Leidos Holdings, Inc.	353	32,533
Paychex, Inc.	839	96,762
Paycom Software, Inc.	144	37,335
Robert Half, Inc.	361	26,454
Verisk Analytics, Inc., Class A	434	102,528

		760,198

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,505	82,233
United Rentals, Inc.	222	98,695
WW Grainger, Inc.	131	90,631

		271,559

Total Industrials		8,422,139

Information Technology (10.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	653	120,106
Cisco Systems, Inc.	11,414	613,617
F5, Inc.*	170	27,394
Juniper Networks, Inc.	839	23,316
Motorola Solutions, Inc.	434	118,152

		902,585

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,578	132,536
CDW Corp.	413	83,327
Corning, Inc.	2,098	63,926
Keysight Technologies, Inc.*	486	64,303
TE Connectivity Ltd.	912	112,659
Teledyne Technologies, Inc.*	144	58,836
Trimble, Inc.*	619	33,339
Zebra Technologies Corp., Class A*	144	34,060

		582,986

IT Services (0.5%)
Accenture plc, Class A	1,693	519,937
Akamai Technologies, Inc.*	486	51,778
Cognizant Technology Solutions Corp., Class A	1,505	101,949
DXC Technology Co.*	776	16,164
EPAM Systems, Inc.*	170	43,467
Gartner, Inc.*	262	90,026
International Business Machines Corp.	2,349	329,565
VeriSign, Inc.*	262	53,063

		1,205,949

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	4,008	412,103
Analog Devices, Inc.	1,476	258,433
Applied Materials, Inc.	2,417	334,634
Broadcom, Inc.	1,082	898,688
Enphase Energy, Inc.*	335	40,250
First Solar, Inc.*	293	47,346
Intel Corp.	12,026	427,524
KLA Corp.	434	199,058
Lam Research Corp.	413	258,856
Microchip Technology, Inc.	1,209	94,362
Micron Technology, Inc.	2,950	200,688
Monolithic Power Systems, Inc.	131	60,522
NVIDIA Corp.	6,616	2,877,894
NXP Semiconductors NV	766	153,139
ON Semiconductor Corp.*	1,110	103,174
Qorvo, Inc.*	353	33,701
QUALCOMM, Inc.	3,292	365,610
Skyworks Solutions, Inc.	476	46,929
SolarEdge Technologies, Inc.*	144	18,649
Teradyne, Inc.	476	47,819
Texas Instruments, Inc.	2,527	401,818

		7,281,197

Software (3.8%)
Adobe, Inc.*	1,311	668,479
ANSYS, Inc.*	238	70,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	583	$120,628
Cadence Design Systems, Inc.*	776	181,817
Fair Isaac Corp.*	71	61,666
Fortinet, Inc.*	1,740	102,103
Gen Digital, Inc.	1,565	27,669
Intuit, Inc.	687	351,016
Microsoft Corp.	20,668	6,525,921
Oracle Corp.	5,926	627,682
Palo Alto Networks, Inc.*	854	200,212
PTC, Inc.*	267	37,829
Roper Technologies, Inc.	262	126,881
Salesforce, Inc.*	2,349	476,330
ServiceNow, Inc.*	583	325,874
Synopsys, Inc.*	413	189,555
Tyler Technologies, Inc.*	118	45,564

		10,140,043

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	45,892	7,857,169
Hewlett Packard Enterprise Co.	3,499	60,778
HP, Inc.	4,097	105,293
NetApp, Inc.	653	49,550
Seagate Technology Holdings plc	625	41,219
Western Digital Corp.*	826	37,690

		8,151,699

Total Information Technology		28,264,459

Materials (1.0%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	611	173,157
Albemarle Corp.	353	60,024
Celanese Corp., Class A	353	44,309
CF Industries Holdings, Inc.	638	54,702
Corteva, Inc.	2,137	109,329
Dow, Inc.	1,980	102,089
DuPont de Nemours, Inc.	956	71,308
Eastman Chemical Co.	366	28,080
Ecolab, Inc.	687	116,378
FMC Corp.	353	23,640
International Flavors & Fragrances, Inc.	1,068	72,806
Linde plc	1,416	527,248
LyondellBasell Industries NV, Class A	729	69,036
Mosaic Co. (The)	1,058	37,665
PPG Industries, Inc.	653	84,759
Sherwin-Williams Co. (The)	687	175,219

		1,749,749

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	170	69,782
Vulcan Materials Co.	353	71,313

		141,095

Containers & Packaging (0.1%)
Amcor plc	4,416	40,451
Avery Dennison Corp.	238	43,475
Ball Corp.	857	42,661
International Paper Co.	988	35,044
Packaging Corp. of America	262	40,230
Sealed Air Corp.	353	11,600
Westrock Co.	760	27,208

		240,669

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	4,207	156,879
Newmont Corp.	2,171	80,218
Nucor Corp.	802	125,393
Steel Dynamics, Inc.	457	49,000

		411,490

Total Materials		2,543,003

Real Estate (0.7%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	1,387	25,465
Ventas, Inc. (REIT)	974	41,035
Welltower, Inc. (REIT)	1,058	86,671

		153,171

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,137	34,342

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,221	249,219

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	335	33,534
Boston Properties, Inc. (REIT)	361	21,472

		55,006

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	941	69,502
CoStar Group, Inc.*	19	1,461

		70,963

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	413	70,929
Camden Property Trust (REIT)	306	28,941
Equity Residential (REIT)	974	57,184
Essex Property Trust, Inc. (REIT)	188	39,873
Invitation Homes, Inc. (REIT)	47	1,489
Mid-America Apartment Communities, Inc. (REIT)	335	43,098
UDR, Inc. (REIT)	729	26,003

		267,517

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	222	20,120
Kimco Realty Corp. (REIT)	1,029	18,100
Realty Income Corp. (REIT)	857	42,798
Regency Centers Corp. (REIT)	434	25,797
Simon Property Group, Inc. (REIT)	826	89,233

		196,048

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,173	192,900
Crown Castle, Inc. (REIT)	1,102	101,417
Digital Realty Trust, Inc. (REIT)	528	63,899
Equinix, Inc. (REIT)	238	172,850
Extra Space Storage, Inc. (REIT)	335	40,729
Iron Mountain, Inc. (REIT)	839	49,878
Public Storage (REIT)	413	108,834
SBA Communications Corp. (REIT), Class A	262	52,444
VICI Properties, Inc. (REIT), Class A	2,417	70,335
Weyerhaeuser Co. (REIT)	1,944	59,603

		912,889

Total Real Estate		1,939,155

Utilities (0.8%)
Electric Utilities (0.6%)
Alliant Energy Corp.	687	33,285
American Electric Power Co., Inc.	1,345	101,171
Constellation Energy Corp.	880	95,990
Duke Energy Corp.	1,939	171,136
Edison International	974	61,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	528	$48,840
Evergy, Inc.	687	34,831
Eversource Energy	839	48,788
Exelon Corp.	2,634	99,539
FirstEnergy Corp.	1,445	49,390
NextEra Energy, Inc.	5,305	303,923
NRG Energy, Inc.	687	26,463
PG&E Corp.*	4,845	78,150
Pinnacle West Capital Corp.	319	23,504
PPL Corp.	1,915	45,117
Southern Co. (The)	2,793	180,763
Xcel Energy, Inc.	1,416	81,024

		1,483,559

Gas Utilities (0.0%)†
Atmos Energy Corp.	335	35,486

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,693	25,734

Multi-Utilities (0.2%)
Ameren Corp.	653	48,864
CenterPoint Energy, Inc.	1,445	38,798
CMS Energy Corp.	789	41,904
Consolidated Edison, Inc.	912	78,003
Dominion Energy, Inc.	2,171	96,979
DTE Energy Co.	515	51,129
NiSource, Inc.	1,019	25,149
Public Service Enterprise Group, Inc.	1,327	75,520
Sempra	1,518	103,270
WEC Energy Group, Inc.	839	67,581

		627,197

Water Utilities (0.0%)†
American Water Works Co., Inc.	476	58,943

Total Utilities		2,230,919

Total Common Stocks (38.0%) (Cost $86,963,371)		101,409,094

EXCHANGE TRADED FUND (ETF):
Equity (0.3%)
iShares Core S&P 500 ETF	1,782	765,244

Total Exchange Traded Fund (0.3%) (Cost $687,623)		765,244

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (40.0%)
Communication Services (3.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.
4.350%, 3/1/29	$400,000	372,071
4.300%, 2/15/30	500,000	455,312
2.750%, 6/1/31	300,000	240,321
2.250%, 2/1/32	100,000	75,430
British Telecommunications plc
9.625%, 12/15/30(e)	175,000	206,476
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	300,000	344,104
Sprint Capital Corp.
6.875%, 11/15/28	200,000	206,530
8.750%, 3/15/32	200,000	231,095
Verizon Communications, Inc.
4.329%, 9/21/28	600,000	562,845
4.016%, 12/3/29	620,000	562,278
3.150%, 3/22/30	125,000	106,617
2.550%, 3/21/31	437,000	348,257
2.355%, 3/15/32	550,000	417,491

		4,128,827

Entertainment (0.6%)
Netflix, Inc.
6.375%, 5/15/29	200,000	206,454
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	91,067
2.650%, 1/13/31(x)	400,000	330,895
Warnermedia Holdings, Inc.
4.279%, 3/15/32	1,000,000	849,291

		1,477,707

Interactive Media & Services (0.2%)
Meta Platforms, Inc.
3.850%, 8/15/32	500,000	443,371
4.950%, 5/15/33	100,000	95,463

		538,834

Media (0.7%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	290,629
Comcast Corp.
3.400%, 4/1/30	525,000	463,122
4.250%, 10/15/30	200,000	184,487
4.250%, 1/15/33	690,000	622,807
Paramount Global
7.875%, 7/30/30	100,000	101,221
4.950%, 1/15/31	250,000	214,704

		1,876,970

Wireless Telecommunication Services (0.7%)
T-Mobile USA, Inc.
3.875%, 4/15/30	1,320,000	1,170,917
2.550%, 2/15/31(x)	970,000	773,361

		1,944,278

Total Communication Services		9,966,616

Consumer Discretionary (1.7%)
Automobiles (0.3%)
General Motors Co.
5.000%, 10/1/28	200,000	190,616
5.600%, 10/15/32(x)	500,000	466,399

		657,015

Broadline Retail (0.3%)
Amazon.com, Inc.
2.100%, 5/12/31	452,000	362,905
3.600%, 4/13/32	300,000	266,764
4.700%, 12/1/32	225,000	214,663

		844,332

Hotels, Restaurants & Leisure (0.4%)
Marriott International, Inc.
Series FF
4.625%, 6/15/30	334,000	307,742
McDonald’s Corp.
2.625%, 9/1/29	50,000	43,162
2.125%, 3/1/30	150,000	122,961
3.600%, 7/1/30	200,000	178,613
Starbucks Corp.
3.550%, 8/15/29	345,000	312,703
2.550%, 11/15/30	250,000	205,234

		1,170,415

Specialty Retail (0.7%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	188,376
2.950%, 6/15/29	400,000	356,183
2.700%, 4/15/30	200,000	170,907
3.250%, 4/15/32	270,000	231,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc.
3.650%, 4/5/29	$350,000	$317,518
1.700%, 10/15/30	175,000	134,684
2.625%, 4/1/31	390,000	314,613
3.750%, 4/1/32	300,000	259,358

		1,973,379

Total Consumer Discretionary		4,645,141

Consumer Staples (3.0%)
Beverages (1.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	600,000	580,762
3.500%, 6/1/30	300,000	267,686
4.900%, 1/23/31	140,000	136,394
Coca-Cola Co. (The)
2.125%, 9/6/29	170,000	144,853
3.450%, 3/25/30	100,000	90,483
1.650%, 6/1/30	250,000	200,307
1.375%, 3/15/31	320,000	244,496
2.250%, 1/5/32	200,000	162,342
Constellation Brands, Inc.
3.150%, 8/1/29	175,000	153,411
2.250%, 8/1/31	250,000	194,660
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	200,000	157,548
PepsiCo, Inc.
2.750%, 3/19/30	350,000	302,938
1.625%, 5/1/30	175,000	140,273
3.900%, 7/18/32	400,000	364,209

		3,140,362

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.
1.600%, 4/20/30	263,000	210,909
Kroger Co. (The)
2.200%, 5/1/30	100,000	79,976
Sysco Corp.
2.400%, 2/15/30	100,000	82,351
Target Corp.
4.500%, 9/15/32	500,000	464,380
Walmart, Inc.
1.800%, 9/22/31	480,000	378,164
4.100%, 4/15/33	675,000	617,880

		1,833,660

Food Products (0.3%)
Conagra Brands, Inc.
4.850%, 11/1/28	206,000	196,409
General Mills, Inc.
2.875%, 4/15/30	200,000	168,860
JBS USA LUX SA
5.500%, 1/15/30	300,000	279,282
5.750%, 4/1/33	200,000	182,671
Unilever Capital Corp.
5.900%, 11/15/32	100,000	103,928

		931,150

Household Products (0.2%)
Kimberly-Clark Corp.
3.200%, 4/25/29	236,000	214,049
Procter & Gamble Co. (The)
3.000%, 3/25/30	220,000	195,354
1.200%, 10/29/30	200,000	154,689

		564,092

Tobacco (0.6%)
Altria Group, Inc.
4.800%, 2/14/29	260,000	248,049
2.450%, 2/4/32	100,000	75,437
BAT Capital Corp.
2.726%, 3/25/31	540,000	415,939
Philip Morris International, Inc.
3.375%, 8/15/29	164,000	144,722
2.100%, 5/1/30	250,000	199,304
5.750%, 11/17/32	350,000	341,822
5.375%, 2/15/33	200,000	189,631

		1,614,904

Total Consumer Staples		8,084,168

Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	500,000	475,308
3.633%, 4/6/30	100,000	90,007
1.749%, 8/10/30	155,000	122,332
2.721%, 1/12/32	420,000	341,931
4.812%, 2/13/33	350,000	327,892
Burlington Resources LLC
7.200%, 8/15/31	100,000	109,400
Cheniere Energy Partners LP
4.500%, 10/1/29	419,000	378,872
Chevron Corp.
2.236%, 5/11/30	220,000	183,101
ConocoPhillips Co.
6.950%, 4/15/29	220,000	237,382
Enbridge, Inc.
5.700%, 3/8/33	300,000	287,276
Energy Transfer LP
5.250%, 4/15/29	350,000	334,937
3.750%, 5/15/30	380,000	331,220
5.750%, 2/15/33	100,000	95,759
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	187,389
2.800%, 1/31/30	300,000	254,250
5.350%, 1/31/33	100,000	97,412
Series D
6.875%, 3/1/33(x)	100,000	107,638
Exxon Mobil Corp.
3.482%, 3/19/30	350,000	315,759
2.610%, 10/15/30	325,000	274,409
Kinder Morgan, Inc.
2.000%, 2/15/31	100,000	76,313
7.750%, 1/15/32	100,000	108,501
4.800%, 2/1/33	250,000	224,849
5.200%, 6/1/33	200,000	185,081
MPLX LP
2.650%, 8/15/30	225,000	181,320
4.950%, 9/1/32	300,000	273,196
Occidental Petroleum Corp.
6.625%, 9/1/30	250,000	252,429
6.125%, 1/1/31	625,000	613,837
ONEOK, Inc.
3.100%, 3/15/30	125,000	104,895
6.350%, 1/15/31	350,000	351,184
6.100%, 11/15/32	100,000	98,865
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	200,000	183,330
Targa Resources Partners LP
5.500%, 3/1/30	200,000	183,172
4.875%, 2/1/31	400,000	357,398
4.000%, 1/15/32	200,000	168,042
TotalEnergies Capital International SA
3.455%, 2/19/29	250,000	227,929
2.829%, 1/10/30	205,000	177,548
TransCanada PipeLines Ltd.
4.100%, 4/15/30	180,000	160,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Valero Energy Corp.
2.800%, 12/1/31	$200,000	$159,288
7.500%, 4/15/32	50,000	54,294
Williams Cos., Inc. (The)
2.600%, 3/15/31	450,000	358,472
4.650%, 8/15/32	350,000	315,749
5.650%, 3/15/33	100,000	96,650

Total Energy		9,465,549

Financials (14.0%)
Banks (8.7%)
Banco Santander SA
2.749%, 12/3/30	200,000	149,892
2.958%, 3/25/31	200,000	158,846
Bank of America Corp.
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31(k)	500,000	401,802
(SOFR + 1.53%), 1.898%, 7/23/31(k)	200,000	151,378
(SOFR + 1.32%), 2.687%, 4/22/32(k)	1,100,000	864,634
(SOFR + 1.22%), 2.299%, 7/21/32(k)	325,000	246,512
(SOFR + 1.33%), 2.972%, 2/4/33(k)	800,000	630,325
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	885,029
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	918,300
(SOFR + 1.91%), 5.288%, 4/25/34(k)	500,000	464,523
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	193,410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)	600,000	616,583
(SOFR + 2.98%), 6.224%, 5/9/34(k)	200,000	189,748
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31(k)	850,000	765,117
(SOFR + 2.11%), 2.572%, 6/3/31(k)	850,000	677,626
(SOFR + 1.35%), 3.057%, 1/25/33(k)	250,000	197,619
(SOFR + 1.94%), 3.785%, 3/17/33(k)	700,000	585,202
(SOFR + 2.34%), 6.270%, 11/17/33(k)	300,000	299,906
(SOFR + 2.66%), 6.174%, 5/25/34(k)	250,000	240,106
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30(k)	400,000	351,841
(SOFR + 1.19%), 2.804%, 5/24/32(k)	1,200,000	929,859
(SOFR + 2.87%), 5.402%, 8/11/33(k)	600,000	553,817
(SOFR + 2.39%), 6.254%, 3/9/34(k)	200,000	196,017
ING Groep NV
4.550%, 10/2/28	300,000	281,652
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29(k)	560,000	522,289
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	700,000	585,390
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)	800,000	633,030
(SOFR + 1.26%), 2.963%, 1/25/33(k)	650,000	518,990
(SOFR + 2.08%), 4.912%, 7/25/33(k)	900,000	825,613
(SOFR + 2.58%), 5.717%, 9/14/33(k)(x)	800,000	770,065
KeyBank NA
5.000%, 1/26/33	300,000	253,067
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33(k)	200,000	177,611
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	325,000	294,136
3.195%, 7/18/29	400,000	347,078
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	373,951
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	500,000	477,263
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	400,000	371,986
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	250,000	219,003
2.550%, 1/22/30	270,000	219,466
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	200,000	193,453
(SOFR + 1.93%), 5.068%, 1/24/34(k)	300,000	272,164
Royal Bank of Canada
5.000%, 2/1/33	250,000	232,953
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	400,000	330,719
3.040%, 7/16/29	450,000	383,728
2.130%, 7/8/30	200,000	156,345
5.766%, 1/13/33	200,000	195,589
Toronto-Dominion Bank (The)
4.456%, 6/8/32(x)	100,000	89,686
Truist Financial Corp.
3.875%, 3/19/29(x)	100,000	87,780
(SOFR + 2.24%), 4.916%, 7/28/33(k)	350,000	298,636
(SOFR + 2.36%), 5.867%, 6/8/34(k)	300,000	282,736
US Bancorp
1.375%, 7/22/30(x)	200,000	145,548
(SOFR + 2.11%), 4.967%, 7/22/33(k)	350,000	305,290
(SOFR + 2.09%), 5.850%, 10/21/33(k)	150,000	142,416
(SOFR + 1.60%), 4.839%, 2/1/34(k)	200,000	175,854
(SOFR + 2.26%), 5.836%, 6/12/34(k)	200,000	188,293
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	555,000	463,922
(SOFR + 1.50%), 3.350%, 3/2/33(k)	530,000	427,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.10%), 4.897%, 7/25/33(k)	$600,000	$542,296
(SOFR + 2.02%), 5.389%, 4/24/34(k)	200,000	186,377
Westpac Banking Corp.
2.650%, 1/16/30	200,000	170,259
2.150%, 6/3/31(x)	150,000	119,067
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.110%, 7/24/34(k)	400,000	343,575

		23,272,651

Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	200,000	174,310
1.800%, 7/28/31	250,000	189,190
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33(k)	200,000	196,058
Series J
(SOFR + 1.61%), 4.967%, 4/26/34(k)	200,000	185,315
BlackRock, Inc.
1.900%, 1/28/31(x)	173,000	136,200
4.750%, 5/25/33	200,000	187,519
Brookfield Capital Finance LLC
6.087%, 6/14/33	200,000	193,698
Charles Schwab Corp. (The)
3.250%, 5/22/29	150,000	130,381
(SOFR + 2.50%), 5.853%, 5/19/34(k)	222,000	211,039
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31(k)	500,000	403,285
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	440,000	360,418
3.800%, 3/15/30	450,000	397,258
(SOFR + 1.28%), 2.615%, 4/22/32(k)	200,000	156,754
(SOFR + 1.25%), 2.383%, 7/21/32(k)	650,000	495,383
(SOFR + 1.41%), 3.102%, 2/24/33(k)	200,000	159,961
Intercontinental Exchange, Inc.
4.350%, 6/15/29	120,000	112,915
4.600%, 3/15/33(x)	300,000	275,127
Morgan Stanley
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	500,000	463,643
(SOFR + 1.14%), 2.699%, 1/22/31(k)	600,000	490,369
(SOFR + 3.12%), 3.622%, 4/1/31(k)	700,000	602,700
(SOFR + 1.18%), 2.239%, 7/21/32(k)	800,000	603,272
(SOFR + 2.56%), 6.342%, 10/18/33(k)	500,000	503,027
(SOFR + 1.87%), 5.250%, 4/21/34(k)	250,000	232,331
Nomura Holdings, Inc.
3.103%, 1/16/30	400,000	332,111
S&P Global, Inc.
2.700%, 3/1/29	200,000	174,998
2.900%, 3/1/32	450,000	371,263
State Street Corp.
2.400%, 1/24/30	165,000	136,965
(SOFR + 1.73%), 4.164%, 8/4/33(k)	200,000	174,233

		8,049,723

Consumer Finance (1.2%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	400,000	342,498
3.300%, 1/30/32	500,000	397,002
Ally Financial, Inc.
8.000%, 11/1/31	195,000	197,065
American Express Co.
4.050%, 5/3/29	252,000	233,779
Capital One Financial Corp.
(SOFR + 2.37%), 5.268%, 5/10/33(k)	380,000	334,557
(SOFR + 2.86%), 6.377%, 6/8/34(k)	200,000	188,989
General Motors Financial Co., Inc.
3.600%, 6/21/30	400,000	334,606
John Deere Capital Corp.
1.450%, 1/15/31	360,000	276,048
Toyota Motor Credit Corp.
4.450%, 6/29/29	300,000	288,545
3.375%, 4/1/30	490,000	433,307

		3,026,396

Financial Services (0.8%)
Fiserv, Inc.
4.200%, 10/1/28	100,000	93,749
3.500%, 7/1/29	425,000	379,444
Global Payments, Inc.
3.200%, 8/15/29	125,000	106,338
Mastercard, Inc.
2.950%, 6/1/29	125,000	111,039
3.350%, 3/26/30	200,000	178,852
National Rural Utilities Cooperative Finance Corp.
3.700%, 3/15/29	450,000	410,819
PayPal Holdings, Inc.
2.850%, 10/1/29	209,000	181,196
Shell International Finance BV
3.875%, 11/13/28	200,000	188,711
2.375%, 11/7/29	240,000	204,130
2.750%, 4/6/30	200,000	172,416

		2,026,694

Insurance (0.3%)
Aon Corp.
2.800%, 5/15/30	350,000	290,589
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	225,000	213,557
MetLife, Inc.
4.550%, 3/23/30	224,000	212,966
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	180,000	164,250

		881,362

Total Financials		37,256,826

Health Care (4.7%)
Biotechnology (0.9%)
AbbVie, Inc.
4.250%, 11/14/28	300,000	285,522
3.200%, 11/21/29	550,000	485,474
Amgen, Inc.
4.050%, 8/18/29	300,000	277,770
5.250%, 3/2/30	300,000	293,047
2.300%, 2/25/31	500,000	399,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 3/2/33	$600,000	$572,810

		2,314,529

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
2.272%, 12/1/28	100,000	84,238
2.539%, 2/1/32	280,000	216,399
Becton Dickinson & Co.
1.957%, 2/11/31	50,000	39,064

		339,701

Health Care Providers & Services (2.4%)
Centene Corp.
4.625%, 12/15/29	330,000	296,327
3.000%, 10/15/30	700,000	564,627
2.500%, 3/1/31	700,000	535,899
Cigna Group (The)
4.375%, 10/15/28	470,000	444,960
5.400%, 3/15/33	250,000	242,282
CVS Health Corp.
3.250%, 8/15/29	300,000	262,619
5.250%, 2/21/33	1,000,000	946,092
Elevance Health, Inc.
2.550%, 3/15/31	200,000	162,302
4.100%, 5/15/32	50,000	44,613
5.500%, 10/15/32	400,000	393,886
HCA, Inc.
4.125%, 6/15/29	465,000	420,803
3.500%, 9/1/30	530,000	449,473
3.625%, 3/15/32(x)	300,000	247,976
Humana, Inc.
5.875%, 3/1/33	200,000	198,648
UnitedHealth Group, Inc.
5.300%, 2/15/30	200,000	198,441
2.300%, 5/15/31	375,000	302,377
4.200%, 5/15/32	400,000	365,212
5.350%, 2/15/33	250,000	246,624
4.500%, 4/15/33	125,000	115,756

		6,438,917

Pharmaceuticals (1.3%)
AstraZeneca plc
1.375%, 8/6/30	375,000	290,608
Bristol-Myers Squibb Co.
3.400%, 7/26/29	439,000	398,127
2.950%, 3/15/32	200,000	166,992
Johnson & Johnson
1.300%, 9/1/30	150,000	118,209
Merck & Co., Inc.
3.400%, 3/7/29	331,000	302,003
2.150%, 12/10/31	520,000	411,164
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	200,000	191,412
4.750%, 5/19/33	550,000	521,236
Pfizer, Inc.
3.450%, 3/15/29	350,000	322,280
2.625%, 4/1/30	350,000	298,662
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	321,636

		3,342,329

Total Health Care		12,435,476

Industrials (2.2%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
5.150%, 5/1/30	1,200,000	1,147,394
RTX Corp.
4.125%, 11/16/28	580,000	541,511
2.250%, 7/1/30	350,000	281,810
1.900%, 9/1/31	100,000	75,484
5.150%, 2/27/33	150,000	142,180

		2,188,379

Air Freight & Logistics (0.2%)
FedEx Corp.
3.100%, 8/5/29	200,000	175,708
2.400%, 5/15/31	250,000	200,544
United Parcel Service, Inc.
4.450%, 4/1/30(x)	200,000	191,089

		567,341

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	300,000	250,288

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
2.300%, 3/1/30	225,000	185,378
Waste Management, Inc.
4.150%, 4/15/32(x)	525,000	478,976

		664,354

Ground Transportation (0.3%)
Union Pacific Corp.
3.700%, 3/1/29	315,000	292,051
2.375%, 5/20/31	220,000	178,471
2.800%, 2/14/32	400,000	329,325

		799,847

Industrial Conglomerates (0.3%)
3M Co.
2.375%, 8/26/29	100,000	83,567
General Electric Co.
6.750%, 3/15/32	160,000	173,041
Honeywell International, Inc.
1.950%, 6/1/30	320,000	258,453
1.750%, 9/1/31	100,000	76,755
5.000%, 2/15/33	225,000	218,131

		809,947

Machinery (0.3%)
Deere & Co.
5.375%, 10/16/29	275,000	278,681
3.100%, 4/15/30	500,000	439,694

		718,375

Total Industrials		5,998,531

Information Technology (2.4%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
4.600%, 5/23/29	200,000	188,914

IT Services (0.2%)
International Business Machines Corp.
3.500%, 5/15/29	450,000	407,058

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom, Inc.
4.750%, 4/15/29	300,000	283,311
4.150%, 11/15/30	200,000	177,435
2.450%, 2/15/31§	500,000	390,204
4.300%, 11/15/32	150,000	130,598
3.419%, 4/15/33§	400,000	319,830
Intel Corp.
2.450%, 11/15/29	100,000	84,877
3.900%, 3/25/30	175,000	159,382
4.150%, 8/5/32	200,000	181,823
5.200%, 2/10/33	500,000	482,746
Micron Technology, Inc.
6.750%, 11/1/29	100,000	101,682
5.875%, 2/9/33	200,000	191,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
NVIDIA Corp.
2.850%, 4/1/30	$100,000	$87,243
QUALCOMM, Inc.
2.150%, 5/20/30	284,000	234,959
Texas Instruments, Inc.
4.900%, 3/14/33	198,000	191,188

		3,016,419

Software (0.6%)
Oracle Corp.
2.950%, 4/1/30	300,000	252,402
2.875%, 3/25/31	300,000	245,245
6.250%, 11/9/32	675,000	683,813
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	173,821
1.750%, 2/15/31	200,000	151,192

		1,506,473

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
1.400%, 8/5/28(x)	295,000	249,801
1.650%, 5/11/30	500,000	405,285
1.250%, 8/20/30	50,000	39,048
1.650%, 2/8/31	250,000	198,236
Dell International LLC
5.300%, 10/1/29	220,000	213,239
HP, Inc.
4.000%, 4/15/29	92,000	83,992

		1,189,601

Total Information Technology		6,308,465

Materials (0.4%)
Chemicals (0.2%)
Celanese US Holdings LLC
6.350%, 11/15/28	241,000	238,237
Dow Chemical Co. (The)
7.375%, 11/1/29	75,000	80,640
2.100%, 11/15/30	200,000	158,565

		477,442

Containers & Packaging (0.1%)
WRKCo., Inc.
4.900%, 3/15/29(x)	380,000	361,748

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	270,000	242,983

Total Materials		1,082,173

Real Estate (1.1%)
Diversified REITs (0.1%)
Simon Property Group LP (REIT)
2.450%, 9/13/29	300,000	248,943

Health Care REITs (0.1%)
Welltower OP LLC (REIT)
2.800%, 6/1/31	400,000	319,531

Industrial REITs (0.1%)
Prologis LP (REIT)
2.250%, 4/15/30(x)	400,000	326,681

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	200,000	166,569
Boston Properties LP (REIT)
3.250%, 1/30/31	100,000	78,693

		245,262

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	84,961

Retail REITs (0.2%)
Realty Income Corp. (REIT)
3.250%, 1/15/31	250,000	210,305
5.625%, 10/13/32	200,000	192,901

		403,206

Specialized REITs (0.5%)
American Tower Corp. (REIT)
3.800%, 8/15/29	450,000	401,125
1.875%, 10/15/30	290,000	219,383
Crown Castle, Inc. (REIT)
2.250%, 1/15/31	250,000	194,631
2.100%, 4/1/31	260,000	198,392
Equinix, Inc. (REIT)
3.200%, 11/18/29	315,000	269,599
3.900%, 4/15/32	150,000	128,166

		1,411,296

Total Real Estate		3,039,880

Utilities (3.2%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.
2.300%, 3/1/30	190,000	152,690
5.625%, 3/1/33	300,000	290,746
Series J
4.300%, 12/1/28	225,000	210,937
Appalachian Power Co.
Series AA
2.700%, 4/1/31	200,000	160,848
Duke Energy Carolinas LLC
3.950%, 11/15/28	100,000	93,869
Duke Energy Corp.
2.450%, 6/1/30	455,000	368,688
2.550%, 6/15/31	400,000	317,640
4.500%, 8/15/32	980,000	881,300
Entergy Corp.
2.800%, 6/15/30	540,000	448,469
Eversource Energy
Series R
1.650%, 8/15/30	400,000	304,775
Exelon Corp.
4.050%, 4/15/30	150,000	134,704
3.350%, 3/15/32	250,000	207,909
Georgia Power Co.
4.700%, 5/15/32	400,000	370,491
Series B
2.650%, 9/15/29	200,000	169,690
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	72,715
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	830,000	663,928
5.050%, 2/28/33	200,000	186,003
Pacific Gas and Electric Co.
4.550%, 7/1/30	425,000	375,408
2.500%, 2/1/31	200,000	152,469
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	116,222
Southern California Edison Co.
2.250%, 6/1/30	200,000	160,558
5.950%, 11/1/32	150,000	149,981
Southern Co. (The)
Series A
3.700%, 4/30/30	285,000	251,954
Xcel Energy, Inc.
2.600%, 12/1/29	350,000	294,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.600%, 6/1/32	$100,000	$90,775

		6,626,815

Gas Utilities (0.0%)†
CenterPoint Energy Resources Corp.
5.400%, 3/1/33	100,000	96,146

Multi-Utilities (0.7%)
Ameren Corp.
3.500%, 1/15/31	250,000	214,353
Berkshire Hathaway Energy Co.
3.700%, 7/15/30	150,000	133,081
CenterPoint Energy, Inc.
2.950%, 3/1/30	200,000	167,646
Dominion Energy, Inc.
5.375%, 11/15/32	315,000	301,115
Series C
3.375%, 4/1/30	400,000	343,835
DTE Energy Co.
2.950%, 3/1/30	300,000	251,612
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	100,000	77,526
Sempra
3.700%, 4/1/29	239,000	215,420

		1,704,588

Total Utilities		8,427,549

Total Corporate Bonds		106,710,374

Total Long-Term Debt Securities (40.0%) (Cost $114,860,464)		106,710,374

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	208

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (20.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	400,000	400,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	50,000	50,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,273,989	1,273,989
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	53,407,392	53,423,414

Total Investment Companies		55,447,403

Total Short-Term Investments (20.8%) (Cost $55,449,227)		55,447,403

Total Investments in Securities (99.1%) (Cost $257,960,806)		264,332,323
Other Assets Less Liabilities (0.9%)		2,344,489

Net Assets (100%)		$266,676,812

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $710,034 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.
(x)	All or a portion of security is on loan at September 30, 2023.
(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $1,999,733. This was collateralized by $16,445 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 11/16/23 – 11/15/52 and by cash of $2,023,989 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

CVR — Contingent Value Right

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	411	12/2023	USD	41,952,825	(1,320,145)
Russell 2000 E-Mini Index	69	12/2023	USD	6,205,170	(266,392)
S&P Midcap 400 E-Mini Index	24	12/2023	USD	6,048,960	(201,877)

					(1,788,414)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,174,731	$—	$—	$9,174,731
Consumer Discretionary	10,571,562	—	—	10,571,562
Consumer Staples	6,476,708	—	—	6,476,708
Energy	4,826,386	—	—	4,826,386
Financials	13,409,065	—	—	13,409,065
Health Care	13,550,967	—	—	13,550,967
Industrials	8,422,139	—	—	8,422,139
Information Technology	28,264,459	—	—	28,264,459
Materials	2,543,003	—	—	2,543,003
Real Estate	1,939,155	—	—	1,939,155
Utilities	2,230,919	—	—	2,230,919
Corporate Bonds
Communication Services	—	9,966,616	—	9,966,616
Consumer Discretionary	—	4,645,141	—	4,645,141
Consumer Staples	—	8,084,168	—	8,084,168
Energy	—	9,465,549	—	9,465,549
Financials	—	37,256,826	—	37,256,826
Health Care	—	12,435,476	—	12,435,476
Industrials	—	5,998,531	—	5,998,531
Information Technology	—	6,308,465	—	6,308,465
Materials	—	1,082,173	—	1,082,173
Real Estate	—	3,039,880	—	3,039,880
Utilities	—	8,427,549	—	8,427,549
Exchange Traded Fund	765,244	—	—	765,244
Rights
Health Care	—	208	—	208
Short-Term Investments
Investment Companies	55,447,403	—	—	55,447,403

Total Assets	$157,621,741	$106,710,582	$—	$264,332,323

Liabilities:
Futures	$(1,788,414)	$—	$—	$(1,788,414)

Total Liabilities	$(1,788,414)	$—	$—	$(1,788,414)

Total	$155,833,327	$106,710,582	$—	$262,543,909

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,617,805
Aggregate gross unrealized depreciation	(13,078,412)

Net unrealized appreciation	$5,539,393

Federal income tax cost of investments in securities and derivative instruments, if applicable	$257,004,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Entertainment (2.0%)
Atlanta Braves Holdings, Inc., Class C*	879	$31,407
Liberty Media Corp.-Liberty Formula One, Class A*	23,035	1,302,399
Liberty Media Corp.-Liberty Formula One, Class C*	383,306	23,879,964
Liberty Media Corp.-Liberty Live, Class C*	16,403	526,536

		25,740,306

Interactive Media & Services (0.4%)
Ziff Davis, Inc.*	94,253	6,002,973

Total Communication Services		31,743,279

Consumer Discretionary (5.6%)
Diversified Consumer Services (0.4%)
Frontdoor, Inc.*	165,922	5,075,554

Hotels, Restaurants & Leisure (2.2%)
Aramark	526,309	18,262,922
Entain plc	863,770	9,830,647

		28,093,569

Specialty Retail (2.1%)
Burlington Stores, Inc.*	54,411	7,361,808
CarMax, Inc.*	262,537	18,569,242
Wayfair, Inc., Class A(x)*	19,268	1,167,063

		27,098,113

Textiles, Apparel & Luxury Goods (0.9%)
Gildan Activewear, Inc., Class A	430,243	12,051,106

Total Consumer Discretionary		72,318,342

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.6%)
Dollar Tree, Inc.*	75,784	8,067,207

Total Consumer Staples		8,067,207

Financials (13.8%)
Capital Markets (3.9%)
Cboe Global Markets, Inc.	61,955	9,677,990
Charles Schwab Corp. (The)	201,174	11,044,453
LPL Financial Holdings, Inc.	107,059	25,442,571
MSCI, Inc., Class A	9,849	5,053,325

		51,218,339

Financial Services (4.5%)
Fidelity National Information Services, Inc.	171,691	9,489,362
Global Payments, Inc.	93,069	10,739,232
WEX, Inc.*	202,657	38,117,755

		58,346,349

Insurance (5.4%)
Intact Financial Corp.(x)	246,692	35,965,360
Ryan Specialty Holdings, Inc., Class A*	166,361	8,051,872
W R Berkley Corp.	414,935	26,344,223

		70,361,455

Total Financials		179,926,143

Health Care (18.0%)
Biotechnology (3.0%)
Argenx SE (ADR)*	26,359	12,958,875
Ascendis Pharma A/S (ADR)(x)*	75,462	7,066,262
BioMarin Pharmaceutical, Inc.*	107,672	9,526,818
Sarepta Therapeutics, Inc.*	76,745	9,303,029

		38,854,984

Health Care Equipment & Supplies (9.1%)
Boston Scientific Corp.*	794,030	41,924,784
Cooper Cos., Inc. (The)	33,694	10,715,029
Dentsply Sirona, Inc.	330,351	11,284,790
ICU Medical, Inc.*	98,627	11,737,599
STERIS plc	66,988	14,698,507
Teleflex, Inc.	140,846	27,663,367

		118,024,076

Life Sciences Tools & Services (5.0%)
Avantor, Inc.*	770,170	16,235,184
Illumina, Inc.*	65,378	8,975,092
Revvity, Inc.	260,340	28,819,638
Waters Corp.*	38,128	10,455,079

		64,484,993

Pharmaceuticals (0.9%)
Catalent, Inc.*	267,309	12,170,579

Total Health Care		233,534,632

Industrials (25.5%)
Aerospace & Defense (1.3%)
L3Harris Technologies, Inc.	97,553	16,985,929

Commercial Services & Supplies (3.8%)
Cimpress plc*	124,831	8,739,418
Clean Harbors, Inc.*	55,253	9,247,142
RB Global, Inc.	194,231	12,139,437
Rentokil Initial plc	340,833	2,537,519
Rentokil Initial plc (ADR)	452,172	16,752,973

		49,416,489

Electrical Equipment (2.6%)
Regal Rexnord Corp.	46,147	6,593,483
Sensata Technologies Holding plc	711,002	26,890,096

		33,483,579

Ground Transportation (3.6%)
JB Hunt Transport Services, Inc.	160,857	30,324,762
TFI International, Inc.	123,015	15,796,356

		46,121,118

Machinery (4.3%)
Fortive Corp.	163,986	12,161,202
Ingersoll Rand, Inc.	356,393	22,709,362
Westinghouse Air Brake Technologies Corp.	200,780	21,336,890

		56,207,454

Passenger Airlines (1.2%)
Ryanair Holdings plc (ADR)*	161,215	15,671,710

Professional Services (6.8%)
Broadridge Financial Solutions, Inc.	136,310	24,406,305
Ceridian HCM Holding, Inc.*	266,723	18,097,155
SS&C Technologies Holdings, Inc.	624,214	32,796,204
TransUnion	180,640	12,968,146

		88,267,810

Trading Companies & Distributors (1.9%)
Ferguson plc	150,957	24,827,898

Total Industrials		330,981,987

Information Technology (27.1%)
Electronic Equipment, Instruments & Components (6.8%)
Flex Ltd.*	1,207,349	32,574,276
National Instruments Corp.	236,963	14,127,734
TE Connectivity Ltd.	115,301	14,243,133
Teledyne Technologies, Inc.*	67,107	27,418,578

		88,363,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (4.8%)
Amdocs Ltd.	360,550	$30,462,870
GoDaddy, Inc., Class A*	426,651	31,776,966

		62,239,836

Semiconductors & Semiconductor Equipment (9.3%)
KLA Corp.	27,717	12,712,679
Lam Research Corp.	20,856	13,071,915
Microchip Technology, Inc.	306,287	23,905,700
NXP Semiconductors NV	138,300	27,648,936
ON Semiconductor Corp.*	470,902	43,770,341

		121,109,571

Software (6.2%)
Atlassian Corp., Class A*	31,733	6,394,517
Constellation Software, Inc.	25,881	53,430,617
Dynatrace, Inc.*	106,093	4,957,726
Nice Ltd. (ADR)*	70,707	12,020,190
Topicus.com, Inc.*	67,573	4,463,574

		81,266,624

Total Information Technology		352,979,752

Materials (1.5%)
Chemicals (1.1%)
Corteva, Inc.	275,258	14,082,199

Containers & Packaging (0.4%)
Sealed Air Corp.	158,265	5,200,588

Total Materials		19,282,787

Real Estate (1.4%)
Specialized REITs (1.4%)
Lamar Advertising Co. (REIT), Class A	218,214	18,214,323

Total Real Estate		18,214,323

Utilities (2.6%)
Electric Utilities (1.6%)
Alliant Energy Corp.	414,858	20,099,870

Multi-Utilities (1.0%)
Ameren Corp.	176,421	13,201,584

Total Utilities		33,301,454

Total Common Stocks (98.5%) (Cost $ 973,119,648)		1,280,349,906

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40* (Cost $—)(r)	26,414	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	5,000,000	5,000,000

Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	5,918,460	5,918,460

Total Investment Companies		10,918,460

Total Short-Term Investments (0.8%) (Cost $10,918,460)		10,918,460

Total Investments in Securities (99.3%) (Cost $984,038,108)		1,291,268,366
Other Assets Less Liabilities (0.7%)		9,583,043

Net Assets (100%)		$1,300,851,409

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $10,412,074. This was collateralized by cash of $10,918,460 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Country Diversification
As a Percentage of Total Net Assets
Canada	10.0%
China	2.1
Denmark	0.6
Ireland	1.9
Israel	0.9
Netherlands	1.3
United Kingdom	2.2
United States	80.3
Cash and Other	0.7

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$31,743,279	$—	$—		$31,743,279
Consumer Discretionary	62,487,695	9,830,647	—		72,318,342
Consumer Staples	8,067,207	—	—		8,067,207
Financials	179,926,143	—	—		179,926,143
Health Care	233,534,632	—	—		233,534,632
Industrials	328,444,468	2,537,519	—		330,981,987
Information Technology	352,979,752	—	—		352,979,752
Materials	19,282,787	—	—		19,282,787
Real Estate	18,214,323	—	—		18,214,323
Utilities	33,301,454	—	—		33,301,454
Short-Term Investments
Investment Companies	10,918,460	—	—		10,918,460
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,278,900,200	$12,368,166	$—		$1,291,268,366

Total Liabilities	$—	$—	$—		$—

Total	$1,278,900,200	$12,368,166	$—		$1,291,268,366

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,145,417
Aggregate gross unrealized depreciation	(91,106,995)

Net unrealized appreciation	$307,038,422

Federal income tax cost of investments in securities and derivative instruments, if applicable	$984,229,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.3%)
Vanguard S&P 500 ETF	233,329	$91,628,298

Fixed Income (35.0%)
iShares 1-3 Year Treasury Bond ETF	927,038	75,062,267
iShares 3-7 Year Treasury Bond ETF	548,927	62,116,579
iShares 7-10 Year Treasury Bond ETF	228,035	20,885,726
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	28,138,358

Total Fixed Income		186,202,930

Total Exchange Traded Funds (52.3%) (Cost $275,013,662)		277,831,228

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (2.9%)
U.S. Treasury Notes 0.875%, 1/31/24#	$15,828,000	15,594,790

Total Long-Term Debt Securities (2.9%) (Cost $15,615,205)		15,594,790

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (33.2%)
FFCB
1.74%, 10/3/23(o)(p)	5,775,000	5,774,161
4.28%, 10/11/23(o)(p)	20,000,000	19,973,850
4.66%, 10/18/23(o)(p)	10,000,000	9,976,756
4.72%, 10/20/23(o)(p)	10,000,000	9,973,850
4.88%, 10/25/23(o)(p)	10,000,000	9,966,203
4.99%, 11/1/23(o)(p)	10,000,000	9,955,875
5.00%, 11/2/23(o)(p)	10,000,000	9,954,404
FHLB
7.85%, 10/2/23(o)(p)	16,345,000	16,337,877
3.49%, 10/6/23(o)(p)	7,855,000	7,850,435
4.19%, 10/10/23(o)(p)	10,000,000	9,988,378
4.43%, 10/13/23(o)(p)	5,000,000	4,992,010
4.62%, 10/17/23(o)(p)	10,000,000	9,978,208
4.66%, 10/18/23(o)(p)	2,025,000	2,020,293
4.72%, 10/20/23(o)(p)	10,000,000	9,973,850
FHLMC
7.85%, 10/2/23(o)(p)	10,000,000	9,995,642
4.19%, 10/10/23(o)(p)	10,000,000	9,988,378
FNMA
7.79%, 10/2/23(o)(p)	20,000,000	19,991,350

Total U.S. Government Agency Securities		176,691,520
U.S. Treasury Obligations (11.3%)
U.S. Treasury Bills
1.76%, 10/3/23(p)	10,000,000	9,998,534
3.19%, 10/5/23(p)	10,000,000	9,995,576
4.22%, 10/10/23(p)	10,000,000	9,988,287
4.40%, 10/12/23(p)	10,000,000	9,985,341
4.67%, 10/17/23(p)	10,000,000	9,977,974
5.01%, 11/2/23(p)	10,000,000	9,954,262

Total U.S. Treasury Obligations		59,899,974

Total Short-Term Investments (44.5%) (Cost $236,577,241)		236,591,494

Total Investments in Securities (99.7%) (Cost $527,206,108)		530,017,512
Other Assets Less Liabilities (0.3%)		1,736,810

Net Assets (100%)		$531,754,322

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,482,470.
(o)	Discount Note Security. Effective rate calculated as of September 30, 2023.
(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,189	12/2023	EUR	52,847,234	(882,490)
FTSE 100 Index	262	12/2023	GBP	24,521,594	243,676
Russell 2000 E-Mini Index	645	12/2023	USD	58,004,850	(2,388,386)
S&P 500 E-Mini Index	424	12/2023	USD	91,700,600	(4,374,326)
TOPIX Index	172	12/2023	JPY	26,742,639	(340,862)

					(7,742,388)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$277,831,228	$—	$—	$277,831,228
Futures	243,676	—	—	243,676
Short-Term Investments
U.S. Government Agency Securities	—	176,691,520	—	176,691,520
U.S. Treasury Obligations	—	59,899,974	—	59,899,974
U.S. Treasury Obligation	—	15,594,790	—	15,594,790

Total Assets	$278,074,904	$252,186,284	$—	$530,261,188

Liabilities:
Futures	$(7,986,064)	$—	$—	$(7,986,064)

Total Liabilities	$(7,986,064)	$—	$—	$(7,986,064)

Total	$270,088,840	$252,186,284	$—	$522,275,124

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,640,734
Aggregate gross unrealized depreciation	(15,786,418)

Net unrealized depreciation	$(145,684)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$522,420,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (FORMERLY EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO)

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.8%)
Entertainment (2.9%)
Netflix, Inc.*	135,201	$51,051,897
Spotify Technology SA*	44,136	6,825,191

		57,877,088

Interactive Media & Services (11.1%)
Alphabet, Inc., Class C*	916,025	120,777,896
Meta Platforms, Inc., Class A*	340,365	102,180,977

		222,958,873

Media (0.8%)
Trade Desk, Inc. (The), Class A*	215,266	16,823,038

Total Communication Services		297,658,999

Consumer Discretionary (17.8%)
Automobiles (2.9%)
Tesla, Inc.*	235,884	59,022,894

Broadline Retail (8.6%)
Amazon.com, Inc.*	1,124,133	142,899,787
MercadoLibre, Inc.*	24,769	31,404,120

		174,303,907

Hotels, Restaurants & Leisure (3.4%)
Airbnb, Inc., Class A*	64,647	8,870,215
Chipotle Mexican Grill, Inc., Class A*	10,491	19,217,728
Marriott International, Inc., Class A	133,231	26,187,885
Starbucks Corp.	150,028	13,693,056

		67,968,884

Specialty Retail (2.9%)
AutoZone, Inc.*	9,323	23,680,327
Lowe’s Cos., Inc.	164,156	34,118,183

		57,798,510

Total Consumer Discretionary		359,094,195

Consumer Staples (1.5%)
Beverages (1.3%)
Monster Beverage Corp.*	483,175	25,584,116

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	24,176	3,494,641

Total Consumer Staples		29,078,757

Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy, Inc.	65,809	10,921,662
ConocoPhillips	120,510	14,437,098

Total Energy		25,358,760

Financials (4.8%)
Capital Markets (1.7%)
Blackstone, Inc.	148,348	15,894,005
Charles Schwab Corp. (The)	52,904	2,904,429
Morgan Stanley	147,069	12,011,125
MSCI, Inc., Class A	7,296	3,743,432

		34,552,991

Financial Services (3.1%)
Block, Inc., Class A*	18,033	798,141
Mastercard, Inc., Class A	148,923	58,960,105
PayPal Holdings, Inc.*	45,337	2,650,401

		62,408,647

Total Financials		96,961,638

Health Care (12.8%)
Biotechnology (5.1%)
AbbVie, Inc.	96,298	14,354,180
Alnylam Pharmaceuticals, Inc.*	24,508	4,340,367
Exact Sciences Corp.*	290,627	19,826,574
Moderna, Inc.*	30,253	3,124,832
Regeneron Pharmaceuticals, Inc.*	60,489	49,780,027
Sarepta Therapeutics, Inc.*	49,295	5,975,540
Seagen, Inc.*	23,250	4,932,488

		102,334,008

Health Care Equipment & Supplies (1.9%)
Align Technology, Inc.*	66,643	20,347,441
Intuitive Surgical, Inc.*	60,041	17,549,384

		37,896,825

Health Care Providers & Services (2.4%)
HCA Healthcare, Inc.	82,352	20,256,945
McKesson Corp.	67,276	29,254,968

		49,511,913

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.	7,210	3,649,486

Pharmaceuticals (3.2%)
Eli Lilly and Co.	120,385	64,662,395

Total Health Care		258,054,627

Industrials (6.3%)
Aerospace & Defense (1.0%)
TransDigm Group, Inc.*	23,686	19,970,377

Building Products (0.9%)
Trane Technologies plc	85,990	17,448,231

Electrical Equipment (1.8%)
Eaton Corp. plc	121,042	25,815,838
Rockwell Automation, Inc.	37,572	10,740,708

		36,556,546

Ground Transportation (1.9%)
Uber Technologies, Inc.*	826,406	38,006,412

Machinery (0.7%)
Deere & Co.	40,574	15,311,816

Total Industrials		127,293,382

Information Technology (38.0%)
Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	232,773	19,550,604

IT Services (2.2%)
Cognizant Technology Solutions Corp., Class A	154,476	10,464,204
MongoDB, Inc., Class A*	23,817	8,237,348
Shopify, Inc., Class A*	464,630	25,354,859

		44,056,411

Semiconductors & Semiconductor Equipment (10.4%)
Advanced Micro Devices, Inc.*	158,026	16,248,233
ASML Holding NV (Registered) (ADR)	21,773	12,816,894
Broadcom, Inc.	50,903	42,279,014
First Solar, Inc.*	138,447	22,371,651
Lam Research Corp.	24,373	15,276,265
NVIDIA Corp.	231,829	100,843,297

		209,835,354

Software (19.5%)
Adobe, Inc.*	65,107	33,198,059
HubSpot, Inc.*	27,034	13,314,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (FORMERLY EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	46,067	$23,537,473
Microsoft Corp.	681,142	215,070,587
Oracle Corp.	341,523	36,174,116
Salesforce, Inc.*	175,542	35,596,407
Synopsys, Inc.*	52,985	24,318,525
Workday, Inc., Class A*	48,496	10,419,366

		391,628,778

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	576,136	98,640,244

Total Information Technology		763,711,391

Materials (0.7%)
Chemicals (0.3%)
Sherwin-Williams Co. (The)	26,026	6,637,931

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	212,039	7,906,935

Total Materials		14,544,866

Total Investments in Securities (98.0%) (Cost $1,400,351,540)		1,971,756,615
Other Assets Less Liabilities (2.0%)		40,623,002

Net Assets (100%)		$2,012,379,617

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (FORMERLY EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$297,658,999	$—	$—	$297,658,999
Consumer Discretionary	359,094,195	—	—	359,094,195
Consumer Staples	29,078,757	—	—	29,078,757
Energy	25,358,760	—	—	25,358,760
Financials	96,961,638	—	—	96,961,638
Health Care	258,054,627	—	—	258,054,627
Industrials	127,293,382	—	—	127,293,382
Information Technology	763,711,391	—	—	763,711,391
Materials	14,544,866	—	—	14,544,866

Total Assets	$1,971,756,615	$—	$—	$1,971,756,615

Total Liabilities	$—	$—	$—	$—

Total	$1,971,756,615	$—	$—	$1,971,756,615

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$629,263,439
Aggregate gross unrealized depreciation	(62,834,382)

Net unrealized appreciation	$566,429,057

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,405,327,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Entertainment (0.8%)
Endeavor Group Holdings, Inc., Class A	158,800	$3,160,120
Walt Disney Co. (The)*	56,200	4,555,010

		7,715,130

Interactive Media & Services (0.5%)
Meta Platforms, Inc., Class A*	16,600	4,983,486

Media (4.0%)
Charter Communications, Inc., Class A*	52,200	22,958,604
Comcast Corp., Class A	311,942	13,831,508

		36,790,112

Total Communication Services		49,488,728

Consumer Discretionary (3.8%)
Automobiles (0.3%)
General Motors Co.	77,700	2,561,769

Hotels, Restaurants & Leisure (1.7%)
Domino’s Pizza, Inc.	27,900	10,568,241
Royal Caribbean Cruises Ltd.*	60,300	5,556,042

		16,124,283

Leisure Products (0.4%)
Hasbro, Inc.	64,100	4,239,574

Specialty Retail (0.5%)
Best Buy Co., Inc.	70,400	4,890,688

Textiles, Apparel & Luxury Goods (0.9%)
Kontoor Brands, Inc.	182,544	8,015,507

Total Consumer Discretionary		35,831,821

Consumer Staples (6.6%)
Beverages (0.5%)
Keurig Dr Pepper, Inc.	147,000	4,640,790

Consumer Staples Distribution & Retail (3.3%)
BJ’s Wholesale Club Holdings, Inc.*	114,900	8,200,413
Performance Food Group Co.*	191,400	11,265,804
Walmart, Inc.	74,500	11,914,785

		31,381,002

Food Products (1.0%)
General Mills, Inc.	70,400	4,504,896
Mondelez International, Inc., Class A	65,400	4,538,760

		9,043,656

Personal Care Products (0.5%)
Kenvue, Inc.	216,974	4,356,838

Tobacco (1.3%)
Philip Morris International, Inc.	133,300	12,340,914

Total Consumer Staples		61,763,200

Energy (11.1%)
Oil, Gas & Consumable Fuels (11.1%)
Cheniere Energy, Inc.	31,100	5,161,356
Chevron Corp.	160,900	27,130,958
Diamondback Energy, Inc.	54,300	8,409,984
EOG Resources, Inc.	75,400	9,557,704
Exxon Mobil Corp.	272,500	32,040,550
Hess Corp.	18,000	2,754,000
Pioneer Natural Resources Co.	81,100	18,616,505

Total Energy		103,671,057

Financials (21.4%)
Banks (10.7%)
Bank of America Corp.	1,420,200	38,885,076
Citigroup, Inc.	165,300	6,798,789
Citizens Financial Group, Inc.	225,700	6,048,760
PNC Financial Services Group, Inc. (The)	162,100	19,901,017
Truist Financial Corp.	224,900	6,434,389
Wells Fargo & Co.	528,100	21,578,166

		99,646,197

Financial Services (6.7%)
Berkshire Hathaway, Inc., Class B*	72,600	25,431,780
Fidelity National Information Services, Inc.	241,100	13,325,597
Fiserv, Inc.*	167,500	18,920,800
WEX, Inc.*	25,000	4,702,250

		62,380,427

Insurance (4.0%)
Globe Life, Inc.	24,900	2,707,377
MetLife, Inc.	164,200	10,329,822
Progressive Corp. (The)	85,800	11,951,940
Travelers Cos., Inc. (The)	57,500	9,390,325
Willis Towers Watson plc	17,000	3,552,320

		37,931,784

Total Financials		199,958,408

Health Care (18.2%)
Biotechnology (6.1%)
AbbVie, Inc.	150,800	22,478,248
Biogen, Inc.*	45,300	11,642,553
BioMarin Pharmaceutical, Inc.*	79,400	7,025,312
Regeneron Pharmaceuticals, Inc.*	7,000	5,760,720
Sarepta Therapeutics, Inc.*	47,700	5,782,194
Seagen, Inc.*	20,800	4,412,720

		57,101,747

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	49,700	4,813,445
Baxter International, Inc.	119,800	4,521,252

		9,334,697

Health Care Providers & Services (7.4%)
Cencora, Inc.	96,700	17,403,099
Centene Corp.*	378,600	26,077,968
CVS Health Corp.	157,600	11,003,632
UnitedHealth Group, Inc.	29,400	14,823,186

		69,307,885

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific, Inc.	9,000	4,555,530

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	510,779	29,645,613

Total Health Care		169,945,472

Industrials (11.2%)
Aerospace & Defense (2.8%)
Boeing Co. (The)*	63,900	12,248,352
RTX Corp.	199,300	14,343,621

		26,591,973

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	43,500	6,780,345

Building Products (2.3%)
Carrier Global Corp.	219,500	12,116,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Masco Corp.	166,800	$8,915,460

		21,031,860

Electrical Equipment (1.4%)
Emerson Electric Co.	132,600	12,805,182

Ground Transportation (0.8%)
Knight-Swift Transportation Holdings, Inc., Class A	66,900	3,355,035
Uber Technologies, Inc.*	85,000	3,909,150

		7,264,185

Industrial Conglomerates (1.4%)
Honeywell International, Inc.	71,700	13,245,858

Passenger Airlines (0.5%)
Southwest Airlines Co.	160,700	4,350,149

Trading Companies & Distributors (1.3%)
WESCO International, Inc.	82,900	11,922,678

Total Industrials		103,992,230

Information Technology (3.7%)
Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	90,900	3,231,495
NXP Semiconductors NV	28,000	5,597,760

		8,829,255

Software (2.8%)
Oracle Corp.	175,300	18,567,776
Salesforce, Inc.*	35,300	7,158,134

		25,725,910

Total Information Technology		34,555,165

Materials (3.2%)
Chemicals (2.2%)
Chemours Co. (The)	535,100	15,009,555
FMC Corp.	75,900	5,083,023

		20,092,578

Containers & Packaging (0.5%)
Silgan Holdings, Inc.	110,300	4,755,033

Metals & Mining (0.5%)
Alcoa Corp.	173,500	5,041,910

Total Materials		29,889,521

Real Estate (6.2%)
Health Care REITs (1.8%)
Ventas, Inc. (REIT)	403,381	16,994,442

Residential REITs (1.6%)
Mid-America Apartment Communities, Inc. (REIT)	67,600	8,696,740
Sun Communities, Inc. (REIT)	53,400	6,319,356

		15,016,096

Retail REITs (0.8%)
Kimco Realty Corp. (REIT)	422,800	7,437,052

Specialized REITs (2.0%)
Digital Realty Trust, Inc. (REIT)	148,500	17,971,470

Total Real Estate		57,419,060

Utilities (6.4%)
Electric Utilities (2.7%)
Entergy Corp.	67,400	6,234,500
NextEra Energy, Inc.	341,600	19,570,264

		25,804,764

Gas Utilities (0.5%)
National Fuel Gas Co.	84,300	4,376,013

Multi-Utilities (3.2%)
Dominion Energy, Inc.	470,400	21,012,768
Public Service Enterprise Group, Inc.	152,700	8,690,157

		29,702,925

Total Utilities		59,883,702

Total Common Stocks (97.1%) (Cost $887,083,661)		906,398,364

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (3.5%)
FHLB
7.85%, 10/2/23(o)(p)	$32,744,000	32,729,730

Total Short-Term Investment (3.5%) (Cost $32,739,270)		32,729,730

Total Investments in Securities (100.6%) (Cost $919,822,931)		939,128,094
Other Assets Less Liabilities (-0.6%)		(5,622,550)

Net Assets (100%)		$933,505,544

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2023.

(p)	Yield to maturity. Glossary:

FHLB — Federal Home Loan Bank

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$49,488,728	$—	$—	$49,488,728
Consumer Discretionary	35,831,821	—	—	35,831,821
Consumer Staples	61,763,200	—	—	61,763,200
Energy	103,671,057	—	—	103,671,057
Financials	199,958,408	—	—	199,958,408
Health Care	169,945,472	—	—	169,945,472
Industrials	103,992,230	—	—	103,992,230
Information Technology	34,555,165	—	—	34,555,165
Materials	29,889,521	—	—	29,889,521
Real Estate	57,419,060	—	—	57,419,060
Utilities	59,883,702	—	—	59,883,702
Short-Term Investment
U.S. Government Agency Security	—	32,729,730	—	32,729,730

Total Assets	$906,398,364	$32,729,730	$—	$939,128,094

Total Liabilities	$—	$—	$—	$—

Total	$906,398,364	$32,729,730	$—	$939,128,094

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,420,705
Aggregate gross unrealized depreciation	(46,677,731)

Net unrealized appreciation	$17,742,974

Federal income tax cost of investments in securities and derivative instruments, if applicable	$921,385,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	191,699	$2,879,319
Cogent Communications Holdings, Inc.	22,530	1,394,607
Verizon Communications, Inc.	112,730	3,653,579

		7,927,505

Entertainment (1.1%)
Activision Blizzard, Inc.	19,145	1,792,546
Electronic Arts, Inc.	6,611	795,965
Live Nation Entertainment, Inc.*	3,912	324,853
Netflix, Inc.*	27,501	10,384,378
Take-Two Interactive Software, Inc.*	20,224	2,839,247
Walt Disney Co. (The)*	49,065	3,976,718
Warner Bros Discovery, Inc.*	59,691	648,244

		20,761,951

Interactive Media & Services (5.2%)
Alphabet, Inc., Class A*	222,797	29,155,215
Alphabet, Inc., Class C*	239,087	31,523,621
Match Group, Inc.*	7,436	291,305
Meta Platforms, Inc., Class A*	122,239	36,697,370
Pinterest, Inc., Class A*	34,148	923,021

		98,590,532

Media (0.5%)
Charter Communications, Inc., Class A*	7,313	3,216,404
Comcast Corp., Class A	110,361	4,893,407
Fox Corp., Class A	6,534	203,861
Fox Corp., Class B	3,926	113,383
Interpublic Group of Cos., Inc. (The)	10,102	289,523
News Corp., Class A	10,698	214,602
News Corp., Class B	2,666	55,639
Omnicom Group, Inc.	5,264	392,063
Paramount Global, Class B(x)	11,916	153,716

		9,532,598

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	13,880	1,943,894

Total Communication Services		138,756,480

Consumer Discretionary (8.1%)
Automobile Components (0.1%)
Aptiv plc*	7,486	738,044
BorgWarner, Inc.	6,594	266,200

		1,004,244

Automobiles (1.1%)
Ford Motor Co.	106,520	1,322,979
General Motors Co.	36,895	1,216,428
Tesla, Inc.*	74,046	18,527,790

		21,067,197

Broadline Retail (2.6%)
Amazon.com, Inc.*	385,876	49,052,557
eBay, Inc.	13,949	615,011
Etsy, Inc.*	3,301	213,179

		49,880,747

Distributors (0.1%)
Genuine Parts Co.	3,749	541,281
LKQ Corp.	7,086	350,828
Pool Corp.	1,035	368,563

		1,260,672

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	11,433	1,568,722
Aramark	69,230	2,402,281
Booking Holdings, Inc.*	957	2,951,340
Caesars Entertainment, Inc.*	5,672	262,897
Carnival Corp.*	27,912	382,953
Chipotle Mexican Grill, Inc., Class A*	2,457	4,500,806
Darden Restaurants, Inc.	3,121	446,990
Domino’s Pizza, Inc.	958	362,881
Expedia Group, Inc.*	3,613	372,392
Hilton Worldwide Holdings, Inc.	7,007	1,052,311
Las Vegas Sands Corp.	8,514	390,282
Marriott International, Inc., Class A	17,026	3,346,631
McDonald’s Corp.	19,542	5,148,144
MGM Resorts International	7,527	276,692
Norwegian Cruise Line Holdings Ltd.*	12,105	199,490
Royal Caribbean Cruises Ltd.*	50,085	4,614,832
Starbucks Corp.	30,714	2,803,267
Wynn Resorts Ltd.	2,597	239,989
Yum! Brands, Inc.	20,510	2,562,519

		33,885,419

Household Durables (0.4%)
DR Horton, Inc.	54,272	5,832,612
Garmin Ltd.	4,201	441,945
Lennar Corp., Class A	6,866	770,571
Mohawk Industries, Inc.*	1,534	131,633
NVR, Inc.*	88	524,770
PulteGroup, Inc.	5,859	433,859
Whirlpool Corp.	1,575	210,578

		8,345,968

Leisure Products (0.0%)†
Hasbro, Inc.	3,340	220,907

Specialty Retail (1.7%)
AutoZone, Inc.*	485	1,231,895
Bath & Body Works, Inc.	6,415	216,827
Best Buy Co., Inc.	5,336	370,692
Burlington Stores, Inc.*	11,310	1,530,243
CarMax, Inc.*	4,247	300,390
Home Depot, Inc. (The)	26,959	8,145,931
Lowe’s Cos., Inc.	15,713	3,265,790
O’Reilly Automotive, Inc.*	10,410	9,461,233
Ross Stores, Inc.	9,055	1,022,762
TJX Cos., Inc. (The)	30,817	2,739,015
Tractor Supply Co.	15,170	3,080,269
Ulta Beauty, Inc.*	1,306	521,682

		31,886,729

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	47,797	4,570,349
Ralph Lauren Corp., Class A	1,114	129,325
Tapestry, Inc.	6,155	176,956
VF Corp.(x)	9,660	170,692

		5,047,322

Total Consumer Discretionary		152,599,205

Consumer Staples (4.4%)
Beverages (1.1%)
Brown-Forman Corp., Class B	5,095	293,931
Coca-Cola Co. (The)	104,361	5,842,129
Constellation Brands, Inc., Class A	14,289	3,591,254
Keurig Dr Pepper, Inc.	26,976	851,632
Molson Coors Beverage Co., Class B	37,238	2,367,964
Monster Beverage Corp.*	19,943	1,055,982
PepsiCo, Inc.	36,913	6,254,539

		20,257,431

Consumer Staples Distribution & Retail (1.0%)
Costco Wholesale Corp.	11,883	6,713,420
Dollar General Corp.	20,490	2,167,842
Dollar Tree, Inc.*	5,620	598,249
Kroger Co. (The)	17,777	795,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	13,360	$882,428
Target Corp.	12,317	1,361,891
Walgreens Boots Alliance, Inc.	19,517	434,058
Walmart, Inc.	38,181	6,106,287

		19,059,696

Food Products (1.0%)
Archer-Daniels-Midland Co.	14,375	1,084,162
Bunge Ltd.	4,044	437,763
Campbell Soup Co.	5,556	228,240
Conagra Brands, Inc.	12,995	356,323
General Mills, Inc.	15,692	1,004,131
Hershey Co. (The)	3,965	793,317
Hormel Foods Corp.	8,129	309,146
J M Smucker Co. (The)	2,738	336,528
Kellogg Co.	6,851	407,703
Kraft Heinz Co. (The)	77,959	2,622,541
Lamb Weston Holdings, Inc.	3,759	347,557
McCormick & Co., Inc. (Non- Voting)	96,178	7,274,904
Mondelez International, Inc., Class A	36,479	2,531,643
Tyson Foods, Inc., Class A	7,653	386,400

		18,120,358

Household Products (0.8%)
Church & Dwight Co., Inc.	25,589	2,344,720
Clorox Co. (The)	3,297	432,105
Colgate-Palmolive Co.	22,168	1,576,367
Kimberly-Clark Corp.	9,184	1,109,886
Procter & Gamble Co. (The)	63,211	9,219,956

		14,683,034

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	12,362	1,786,927
Kenvue, Inc.	46,906	941,873

		2,728,800

Tobacco (0.4%)
Altria Group, Inc.	47,586	2,000,991
Philip Morris International, Inc.	71,600	6,628,728

		8,629,719

Total Consumer Staples		83,479,038

Energy (4.8%)
Energy Equipment & Services (0.9%)
Baker Hughes Co., Class A	26,917	950,708
Halliburton Co.	24,318	984,879
Schlumberger NV	238,205	13,887,352

		15,822,939

Oil, Gas & Consumable Fuels (3.9%)
APA Corp.	7,950	326,745
Canadian Natural Resources Ltd.(x)	150,099	9,706,902
Chevron Corp.	47,576	8,022,265
ConocoPhillips	32,110	3,846,778
Coterra Energy, Inc.	19,994	540,838
Devon Energy Corp.	17,000	810,900
Diamondback Energy, Inc.	4,827	747,606
EOG Resources, Inc.	15,613	1,979,104
EQT Corp.	10,042	407,504
Equitrans Midstream Corp.	141,340	1,324,356
Exxon Mobil Corp.	139,374	16,387,595
Hess Corp.	76,383	11,686,599
Kinder Morgan, Inc.	51,494	853,771
Kosmos Energy Ltd.*	826,080	6,757,334
Marathon Oil Corp.	16,204	433,457
Marathon Petroleum Corp.	10,722	1,622,668
Occidental Petroleum Corp.	17,792	1,154,345
ONEOK, Inc.	15,794	1,001,813
Peabody Energy Corp.	24,899	647,125
Phillips 66	11,940	1,434,591
Pioneer Natural Resources Co.	6,233	1,430,785
Targa Resources Corp.	5,970	511,748
Valero Energy Corp.	9,470	1,341,994
Williams Cos., Inc. (The)	32,262	1,086,907

		74,063,730

Total Energy		89,886,669

Financials (9.4%)
Banks (1.8%)
Bank of America Corp.	185,380	5,075,704
Citigroup, Inc.	51,637	2,123,830
Citizens Financial Group, Inc.	76,878	2,060,330
Comerica, Inc.	3,808	158,222
Fifth Third Bancorp	18,690	473,418
Huntington Bancshares, Inc.	39,387	409,625
JPMorgan Chase & Co.	102,877	14,919,223
KeyCorp	24,104	259,359
M&T Bank Corp.	4,515	570,922
PNC Financial Services Group, Inc. (The)‡	10,607	1,302,221
Regions Financial Corp.	25,617	440,612
Truist Financial Corp.	36,206	1,035,854
US Bancorp	41,750	1,380,255
Wells Fargo & Co.	98,109	4,008,734
Zions Bancorp NA	4,173	145,596

		34,363,905

Capital Markets (2.2%)
Ameriprise Financial, Inc.	2,722	897,389
Bank of New York Mellon Corp. (The)	20,883	890,660
BlackRock, Inc.‡	3,764	2,433,388
Blackstone, Inc.	19,032	2,039,088
Cboe Global Markets, Inc.	2,933	458,164
Charles Schwab Corp. (The)	39,873	2,189,028
CME Group, Inc.	9,622	1,926,517
FactSet Research Systems, Inc.	1,007	440,321
Franklin Resources, Inc.	7,151	175,771
Goldman Sachs Group, Inc. (The)	8,840	2,860,359
Intercontinental Exchange, Inc.	97,485	10,725,300
Invesco Ltd.	12,859	186,713
KKR & Co., Inc.	31,198	1,921,797
MarketAxess Holdings, Inc.	960	205,094
Moody’s Corp.	4,206	1,329,811
Morgan Stanley	34,212	2,794,094
MSCI, Inc., Class A	7,346	3,769,086
Nasdaq, Inc.	9,286	451,207
Northern Trust Corp.	5,529	384,155
Raymond James Financial, Inc.	4,934	495,521
S&P Global, Inc.	8,726	3,188,568
State Street Corp.	8,544	572,106
T. Rowe Price Group, Inc.	6,006	629,849

		40,963,986

Consumer Finance (0.2%)
American Express Co.	15,601	2,327,513
Capital One Financial Corp.	10,393	1,008,641
Discover Financial Services	6,769	586,399
Synchrony Financial	11,276	344,707

		4,267,260

Financial Services (3.4%)
Berkshire Hathaway, Inc., Class B*	70,122	24,563,737
Fidelity National Information Services, Inc.	15,960	882,109
Fiserv, Inc.*	16,347	1,846,557
FleetCor Technologies, Inc.*	1,958	499,956
Global Payments, Inc.	6,889	794,922
Jack Henry & Associates, Inc.	1,935	292,456
Mastercard, Inc., Class A	33,153	13,125,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PayPal Holdings, Inc.*	29,444	$1,721,296
Toast, Inc., Class A*	83,553	1,564,948
Visa, Inc., Class A	81,435	18,730,864

		64,022,449

Insurance (1.8%)
Aflac, Inc.	14,461	1,109,882
Allstate Corp. (The)	6,949	774,188
American International Group, Inc.	19,090	1,156,854
Aon plc, Class A	25,445	8,249,778
Arch Capital Group Ltd.*	28,358	2,260,416
Arthur J Gallagher & Co.	5,796	1,321,082
Assurant, Inc.	1,387	199,145
Brown & Brown, Inc.	6,177	431,402
Chubb Ltd.	11,014	2,292,895
Cincinnati Financial Corp.	4,268	436,574
Everest Group Ltd.	1,197	444,889
Globe Life, Inc.	2,311	251,275
Hartford Financial Services Group, Inc. (The)	8,324	590,255
Loews Corp.	5,008	317,056
Marsh & McLennan Cos., Inc.	29,297	5,575,219
MetLife, Inc.	16,876	1,061,669
Principal Financial Group, Inc.	5,867	422,835
Progressive Corp. (The)	29,278	4,078,425
Prudential Financial, Inc.	9,697	920,148
Travelers Cos., Inc. (The)	6,204	1,013,175
W R Berkley Corp.	5,648	358,592
Willis Towers Watson plc	2,776	580,073

		33,845,827

Total Financials		177,463,427
Health Care (11.2%)
Biotechnology (1.4%)
AbbVie, Inc.	66,971	9,982,697
Alnylam Pharmaceuticals, Inc.*	5,247	929,244
Amgen, Inc.	14,343	3,854,825
Biogen, Inc.*	3,873	995,400
Gilead Sciences, Inc.	33,412	2,503,895
Incyte Corp.*	5,179	299,191
Moderna, Inc.*	9,019	931,572
Regeneron Pharmaceuticals, Inc.*	6,256	5,148,438
Vertex Pharmaceuticals, Inc.*	6,921	2,406,709

		27,051,971

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	60,441	5,853,711
Align Technology, Inc.*	1,904	581,329
Baxter International, Inc.	13,240	499,678
Becton Dickinson & Co.	7,727	1,997,661
Boston Scientific Corp.*	39,136	2,066,381
Cooper Cos., Inc. (The)	1,329	422,635
Dentsply Sirona, Inc.	5,254	179,477
Dexcom, Inc.*	63,292	5,905,144
Edwards Lifesciences Corp.*	37,685	2,610,817
GE HealthCare Technologies, Inc.	10,329	702,785
Hologic, Inc.*	6,403	444,368
IDEXX Laboratories, Inc.*	9,526	4,165,434
Insulet Corp.*	1,907	304,147
Intuitive Surgical, Inc.*	26,077	7,622,046
Medtronic plc	35,695	2,797,060
ResMed, Inc.	4,028	595,620
STERIS plc	2,610	572,686
Stryker Corp.	9,063	2,476,646
Teleflex, Inc.	1,221	239,817
Zimmer Biomet Holdings, Inc.	5,507	617,996

		40,655,438

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	6,967	604,875
Cencora, Inc.	4,371	786,649
Centene Corp.*	14,407	992,354
Chemed Corp.	9,195	4,778,642
Cigna Group (The)	7,937	2,270,538
CVS Health Corp.	34,441	2,404,671
DaVita, Inc.*	1,568	148,223
Elevance Health, Inc.	9,225	4,016,749
HCA Healthcare, Inc.	5,397	1,327,554
Henry Schein, Inc.*	3,663	271,978
Humana, Inc.	3,323	1,616,706
Laboratory Corp. of America Holdings	2,329	468,245
McKesson Corp.	3,617	1,572,852
Molina Healthcare, Inc.*	1,542	505,606
Quest Diagnostics, Inc.	3,123	380,569
UnitedHealth Group, Inc.	47,417	23,907,177
Universal Health Services, Inc., Class B	1,657	208,335

		46,261,723

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	7,983	892,659
Bio-Rad Laboratories, Inc., Class A*	527	188,903
Bio-Techne Corp.	4,116	280,176
Charles River Laboratories International, Inc.*	1,338	262,221
Danaher Corp.	50,032	12,412,939
Illumina, Inc.*	4,341	595,933
IQVIA Holdings, Inc.*	4,910	966,043
Mettler-Toledo International, Inc.*	2,073	2,297,029
Revvity, Inc.	3,188	352,912
Thermo Fisher Scientific, Inc.	10,349	5,238,353
Waters Corp.*	1,620	444,220
West Pharmaceutical Services, Inc.	1,972	739,914

		24,671,302

Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	99,923	5,799,531
Catalent, Inc.*	5,142	234,115
Eli Lilly and Co.	47,410	25,465,333
Johnson & Johnson	113,537	17,683,388
Merck & Co., Inc.	68,043	7,005,027
Organon & Co.	6,481	112,510
Pfizer, Inc.	151,395	5,021,772
Viatris, Inc.	31,430	309,900
Zoetis, Inc., Class A	68,304	11,883,530

		73,515,106

Total Health Care		212,155,540

Industrials (6.6%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	1,937	385,444
Boeing Co. (The)*	15,204	2,914,303
General Dynamics Corp.	6,124	1,353,220
Howmet Aerospace, Inc.	9,974	461,297
Huntington Ingalls Industries, Inc.	1,042	213,172
L3Harris Technologies, Inc.	5,059	880,873
Lockheed Martin Corp.	6,010	2,457,850
Northrop Grumman Corp.	3,814	1,678,885
RTX Corp.	39,029	2,808,917
Textron, Inc.	5,422	423,675
TransDigm Group, Inc.*	6,876	5,797,362

		19,374,998

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	3,171	273,118
Expeditors International of Washington, Inc.	3,966	454,622
FedEx Corp.	13,764	3,646,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	19,394	$3,022,943

		7,397,042

Building Products (0.4%)
A.O. Smith Corp.	3,294	217,832
Allegion plc	2,469	257,270
Armstrong World Industries, Inc.	26,194	1,885,968
Carrier Global Corp.	60,503	3,339,765
Johnson Controls International plc	18,146	965,549
Masco Corp.	6,031	322,357
Trane Technologies plc	6,159	1,249,723

		8,238,464

Commercial Services & Supplies (0.3%)
Cintas Corp.	2,346	1,128,449
Copart, Inc.*	23,350	1,006,152
Republic Services, Inc., Class A	5,498	783,520
Rollins, Inc.	6,993	261,049
Waste Connections, Inc.	11,355	1,524,977
Waste Management, Inc.	9,826	1,497,875

		6,202,022

Construction & Engineering (0.1%)
Quanta Services, Inc.	3,961	740,984

Electrical Equipment (0.4%)
AMETEK, Inc.	18,627	2,752,325
Eaton Corp. plc	10,699	2,281,883
Emerson Electric Co.	15,254	1,473,079
Generac Holdings, Inc.*	1,739	189,481
Rockwell Automation, Inc.	3,079	880,194

		7,576,962

Ground Transportation (1.5%)
CSX Corp.	53,799	1,654,319
JB Hunt Transport Services, Inc.	2,199	414,555
Norfolk Southern Corp.	6,042	1,189,851
Old Dominion Freight Line, Inc.	2,403	983,163
Saia, Inc.*	21,029	8,383,211
Uber Technologies, Inc.*	88,148	4,053,927
Union Pacific Corp.	51,668	10,521,155

		27,200,181

Industrial Conglomerates (0.6%)
3M Co.	14,736	1,379,584
General Electric Co.	57,952	6,406,594
Honeywell International, Inc.	17,804	3,289,111

		11,075,289

Machinery (0.9%)
Caterpillar, Inc.	13,679	3,734,367
Cummins, Inc.	3,773	861,980
Deere & Co.	7,340	2,769,969
Dover Corp.	3,840	535,718
Fortive Corp.	9,516	705,707
IDEX Corp.	1,981	412,088
Illinois Tool Works, Inc.	7,379	1,699,457
Ingersoll Rand, Inc.	10,923	696,014
Nordson Corp.	1,507	336,317
Otis Worldwide Corp.	10,885	874,174
PACCAR, Inc.	13,868	1,179,057
Parker-Hannifin Corp.	3,417	1,330,990
Pentair plc	4,425	286,519
Snap-on, Inc.	1,419	361,930
Stanley Black & Decker, Inc.	4,207	351,621
Westinghouse Air Brake Technologies Corp.	4,865	517,004
Xylem, Inc.	6,595	600,343

		17,253,255

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	3,164	117,321
American Airlines Group, Inc.*	17,864	228,838
Delta Air Lines, Inc.	17,596	651,052
Southwest Airlines Co.	15,761	426,650
United Airlines Holdings, Inc.*	22,424	948,535

		2,372,396

Professional Services (0.8%)
Automatic Data Processing, Inc.	11,047	2,657,687
Broadridge Financial Solutions, Inc.	3,191	571,348
Ceridian HCM Holding, Inc.(x)*	30,107	2,042,760
Equifax, Inc.	3,255	596,251
Jacobs Solutions, Inc.	3,415	466,147
Leidos Holdings, Inc.	3,530	325,325
Paychex, Inc.	8,685	1,001,641
Paycom Software, Inc.	1,265	327,977
Robert Half, Inc.	2,910	213,245
Verisk Analytics, Inc., Class A	30,978	7,318,243

		15,520,624

Trading Companies & Distributors (0.1%)
Fastenal Co.	15,184	829,654
United Rentals, Inc.	1,820	809,117
WW Grainger, Inc.	1,190	823,290

		2,462,061

Total Industrials		125,414,278

Information Technology (22.4%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	6,716	1,235,274
Cisco Systems, Inc.	109,272	5,874,463
F5, Inc.*	1,611	259,596
Juniper Networks, Inc.	8,960	248,998
Motorola Solutions, Inc.	4,458	1,213,646

		8,831,977

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	15,855	1,331,662
CDW Corp.	3,613	728,959
Corning, Inc.	20,272	617,688
Keysight Technologies, Inc.*	4,665	617,226
TE Connectivity Ltd.	8,342	1,030,487
Teledyne Technologies, Inc.*	1,278	522,165
Trimble, Inc.*	40,155	2,162,748
Zebra Technologies Corp., Class A*	1,380	326,412

		7,337,347

IT Services (1.3%)
Accenture plc, Class A	38,645	11,868,266
Akamai Technologies, Inc.*	4,080	434,683
Cognizant Technology Solutions Corp., Class A	13,389	906,971
DXC Technology Co.*	5,143	107,129
EPAM Systems, Inc.*	1,531	391,461
Gartner, Inc.*	2,095	719,863
GoDaddy, Inc., Class A*	11,391	848,402
International Business Machines Corp.	24,428	3,427,249
VeriSign, Inc.*	32,546	6,591,541

		25,295,565

Semiconductors & Semiconductor Equipment (7.1%)
Advanced Micro Devices, Inc.*	43,324	4,454,574
Analog Devices, Inc.	13,445	2,354,085
Applied Materials, Inc.	22,518	3,117,617
ARM Holdings plc (ADR)*	66,825	3,576,474
ASML Holding NV (Registered) (ADR)	7,239	4,261,310
Broadcom, Inc.	23,645	19,639,064
Enphase Energy, Inc.*	7,432	892,955
Entegris, Inc.	38,190	3,586,423
First Solar, Inc.*	2,779	449,059
Intel Corp.	141,818	5,041,630
KLA Corp.	9,131	4,188,024
Lam Research Corp.	11,440	7,170,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Microchip Technology, Inc.	14,531	$1,134,145
Micron Technology, Inc.	58,947	4,010,164
Monolithic Power Systems, Inc.	13,112	6,057,744
NVIDIA Corp.	117,520	51,120,025
NXP Semiconductors NV	6,913	1,382,047
ON Semiconductor Corp.*	11,666	1,084,355
Qorvo, Inc.*	2,667	254,618
QUALCOMM, Inc.	29,925	3,323,470
Skyworks Solutions, Inc.	4,366	430,444
SolarEdge Technologies, Inc.*	1,588	205,662
Teradyne, Inc.	4,228	424,745
Texas Instruments, Inc.	24,347	3,871,416
Wolfspeed, Inc.(x)*	28,702	1,093,546

		133,123,845

Software (9.3%)
Adobe, Inc.*	14,580	7,434,342
ANSYS, Inc.*	2,322	690,911
AppLovin Corp., Class A(x)*	213,373	8,526,385
Atlassian Corp., Class A*	8,225	1,657,420
Autodesk, Inc.*	5,690	1,177,318
Cadence Design Systems, Inc.*	7,288	1,707,578
DocuSign, Inc., Class A*	13,816	580,272
Fair Isaac Corp.*	3,309	2,873,966
Fortinet, Inc.*	17,646	1,035,467
Gen Digital, Inc.	15,725	278,018
Intuit, Inc.	15,249	7,791,324
Microsoft Corp.	304,279	96,076,094
Oracle Corp.	42,214	4,471,307
Palo Alto Networks, Inc.*	8,237	1,931,082
PTC, Inc.*	3,186	451,393
Roper Technologies, Inc.	2,841	1,375,840
Salesforce, Inc.*	72,330	14,667,077
ServiceNow, Inc.*	23,583	13,181,954
Synopsys, Inc.*	12,755	5,854,162
Tyler Technologies, Inc.*	1,140	440,200
Workday, Inc., Class A*	16,859	3,622,156

		175,824,266

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	409,083	70,039,100
Hewlett Packard Enterprise Co.	35,510	616,809
HP, Inc.	22,761	584,958
NetApp, Inc.	5,814	441,166
Seagate Technology Holdings plc	5,064	333,971
Western Digital Corp.*	8,229	375,489

		72,391,493

Total Information Technology		422,804,493

Materials (2.7%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	5,946	1,685,096
Albemarle Corp.	3,172	539,367
Celanese Corp., Class A	2,595	325,724
CF Industries Holdings, Inc.	5,190	444,991
Corteva, Inc.	40,043	2,048,600
Dow, Inc.	18,844	971,597
DuPont de Nemours, Inc.	12,289	916,636
Eastman Chemical Co.	3,329	255,401
Ecolab, Inc.	6,743	1,142,264
FMC Corp.	3,135	209,951
International Flavors & Fragrances, Inc.	6,631	452,035
Linde plc	20,817	7,751,210
LyondellBasell Industries NV, Class A	6,918	655,135
Mosaic Co. (The)	8,883	316,235
PPG Industries, Inc.	6,237	809,563
Sherwin-Williams Co. (The)	44,970	11,469,598

		29,993,403

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	6,769	2,778,539
Vulcan Materials Co.	3,527	712,525

		3,491,064

Containers & Packaging (0.1%)
Amcor plc	40,367	369,762
Avery Dennison Corp.	2,223	406,076
Ball Corp.	8,630	429,601
International Paper Co.	9,488	336,539
Packaging Corp. of America	2,340	359,307
Sealed Air Corp.	3,944	129,600
Westrock Co.	6,483	232,091

		2,262,976

Metals & Mining (0.8%)
ATI, Inc.*	116,923	4,811,381
Freeport-McMoRan, Inc.	38,260	1,426,715
Newmont Corp.	21,368	789,548
Nucor Corp.	6,653	1,040,197
Steel Dynamics, Inc.	4,068	436,171
Wheaton Precious Metals Corp.	183,990	7,460,794

		15,964,806

Total Materials		51,712,249

Real Estate (1.8%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	15,193	278,944
Ventas, Inc. (REIT)	10,583	445,862
Welltower, Inc. (REIT)	36,132	2,959,933

		3,684,739

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	19,799	318,170

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	57,913	6,498,418

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	4,266	427,027
Boston Properties, Inc. (REIT)	3,724	221,503

		648,530

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	8,449	624,043
CoStar Group, Inc.*	10,855	834,641

		1,458,684

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	3,728	640,247
Camden Property Trust (REIT)	2,775	262,460
Equity Residential (REIT)	9,286	545,181
Essex Property Trust, Inc. (REIT)	1,724	365,643
Invitation Homes, Inc. (REIT)	15,605	494,522
Mid-America Apartment Communities, Inc. (REIT)	3,054	392,897
UDR, Inc. (REIT)	8,409	299,949

		3,000,899

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,972	178,722
Kimco Realty Corp. (REIT)	17,292	304,166
Realty Income Corp. (REIT)	19,006	949,160
Regency Centers Corp. (REIT)	4,090	243,110
Simon Property Group, Inc. (REIT)	8,881	959,414

		2,634,572

Specialized REITs (0.8%)
American Tower Corp. (REIT)	12,500	2,055,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Castle, Inc. (REIT)	51,005	$4,693,990
Digital Realty Trust, Inc. (REIT)	8,129	983,772
Equinix, Inc. (REIT)	4,709	3,419,958
Extra Space Storage, Inc. (REIT)	5,641	685,833
Iron Mountain, Inc. (REIT)	7,757	461,154
Public Storage (REIT)	4,196	1,105,730
SBA Communications Corp. (REIT), Class A	2,913	583,095
VICI Properties, Inc. (REIT), Class A	26,894	782,615
Weyerhaeuser Co. (REIT)	19,651	602,500

		15,374,272

Total Real Estate		33,618,284

Utilities (1.8%)
Electric Utilities (1.3%)
Alliant Energy Corp.	6,878	333,239
American Electric Power Co., Inc.	14,013	1,054,058
Constellation Energy Corp.	8,623	940,597
Duke Energy Corp.	20,585	1,816,832
Edison International	10,249	648,659
Entergy Corp.	5,604	518,370
Evergy, Inc.	6,368	322,858
Eversource Energy	9,306	541,144
Exelon Corp.	27,073	1,023,089
FirstEnergy Corp.	13,837	472,949
NextEra Energy, Inc.	129,560	7,422,492
NRG Energy, Inc.	6,260	241,135
PG&E Corp.*	266,752	4,302,710
Pinnacle West Capital Corp.	2,930	215,882
PPL Corp.	19,347	455,815
Southern Co. (The)	64,847	4,196,898
Xcel Energy, Inc.	14,764	844,796

		25,351,523

Gas Utilities (0.0%)†
Atmos Energy Corp.	3,995	423,190

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	113,022	1,717,934

Multi-Utilities (0.4%)
Ameren Corp.	7,001	523,885
CenterPoint Energy, Inc.	17,076	458,491
CMS Energy Corp.	7,830	415,851
Consolidated Edison, Inc.	9,433	806,804
Dominion Energy, Inc.	22,736	1,015,617
DTE Energy Co.	5,443	540,381
NiSource, Inc.	11,203	276,490
Public Service Enterprise Group, Inc.	13,161	748,993
Sempra	16,704	1,136,373
WEC Energy Group, Inc.	8,586	691,602

		6,614,487

Water Utilities (0.0%)†
American Water Works Co., Inc.	5,115	633,391

Total Utilities		34,740,525

Total Common Stocks (80.5%) (Cost $722,576,632)		1,522,630,188

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	133,544	57,347,800
iShares Morningstar Growth ETF(x)	7,290	434,848
iShares Morningstar U.S. Equity ETF‡	527,508	31,067,900
iShares Morningstar Value ETF	103,926	6,731,287
iShares Russell 1000 ETF(x)	132,599	31,148,831
SPDR Portfolio S&P 500 Growth ETF	9,800	580,944
SPDR Portfolio S&P 500 Value ETF(x)	29,200	1,204,792
Vanguard Growth ETF	1,900	517,389
Vanguard Large-Cap ETF(x)	148,813	29,121,216
Vanguard Russell 1000 Growth ETF	8,200	561,208
Vanguard Russell 1000 Value(x)	99,600	6,639,336
Vanguard Value ETF	47,000	6,482,710

Total Exchange Traded Funds (9.1%) (Cost $62,091,328)		171,838,261

SHORT-TERM INVESTMENTS:
Investment Companies (5.0%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	6,707,861	6,707,861
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	75,882,839	75,905,604

Total Investment Companies		94,613,465

Total Short-Term Investments (5.0%) (Cost $94,603,774)		94,613,465

Total Investments in Securities (94.6%) (Cost $879,271,734)		1,789,081,914
Other Assets Less Liabilities (5.4%)		101,691,536

Net Assets (100%)		$1,890,773,450

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)

All or a portion of security is on loan at September 30, 2023. (xx) At September 30, 2023, the Portfolio had loaned securities with a total value of $19,161,831. This was collateralized by $895,972 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.000%, maturing 10/26/23 - 2/15/53 and by cash of $18,707,861 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	10,607	1,873,484	—	(163,316)	113,844	(521,791)	1,302,221	52,160	—
Capital Markets
BlackRock, Inc.	3,764	3,130,727	—	(447,237)	301,558	(551,660)	2,433,388	63,005	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	527,508	32,263,477	—	(5,135,339)	2,755,851	1,183,911	31,067,900	378,062	—

Total		37,267,688	—	(5,745,892)	3,171,253	110,460	34,803,509	493,227	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	856	12/2023	USD	185,131,400	(7,818,329)

					(7,818,329)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$138,756,480	$—	$—	$138,756,480
Consumer Discretionary	152,599,205	—	—	152,599,205
Consumer Staples	83,479,038	—	—	83,479,038
Energy	89,886,669	—	—	89,886,669
Financials	177,463,427	—	—	177,463,427
Health Care	212,155,540	—	—	212,155,540
Industrials	125,414,278	—	—	125,414,278
Information Technology	422,804,493	—	—	422,804,493
Materials	51,712,249	—	—	51,712,249
Real Estate	33,618,284	—	—	33,618,284
Utilities	34,740,525	—	—	34,740,525
Exchange Traded Funds	171,838,261	—	—	171,838,261
Short-Term Investments
Investment Companies	94,613,465	—	—	94,613,465

Total Assets	$1,789,081,914	$—	$—	$1,789,081,914

Liabilities:
Futures	$(7,818,329)	$—	$—	$(7,818,329)

Total Liabilities	$(7,818,329)	$—	$—	$(7,818,329)

Total	$1,781,263,585	$—	$—	$1,781,263,585

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$941,931,606
Aggregate gross unrealized depreciation	(36,354,884)

Net unrealized appreciation	$905,576,722

Federal income tax cost of investments in securities and derivative instruments, if applicable	$875,686,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.6%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	10,557	$480,238

Entertainment (1.0%)
Live Nation Entertainment, Inc.*	3,200	265,728
Netflix, Inc.*	39,706	14,992,986
Playtika Holding Corp.*	1,807	17,402
ROBLOX Corp., Class A*	41,540	1,202,998
Roku, Inc., Class A*	1,382	97,555
Spotify Technology SA*	12,686	1,961,763
TKO Group Holdings, Inc.	3,928	330,188

		18,868,620

Interactive Media & Services (10.2%)
Alphabet, Inc., Class A*	538,093	70,414,850
Alphabet, Inc., Class C*	460,761	60,751,338
Match Group, Inc.*	22,721	890,095
Meta Platforms, Inc., Class A*	200,285	60,127,560
Pinterest, Inc., Class A*	53,678	1,450,916
ZoomInfo Technologies, Inc., Class A*	14,588	239,243

		193,874,002

Media (0.4%)
Cable One, Inc.	37	22,779
Charter Communications, Inc., Class A*	9,280	4,081,530
Liberty Broadband Corp., Class A*	309	28,091
Liberty Broadband Corp., Class C(x)*	2,181	199,169
Nexstar Media Group, Inc., Class A	1,061	152,115
Trade Desk, Inc. (The), Class A*	39,881	3,116,700

		7,600,384

Total Communication Services		220,823,244

Consumer Discretionary (15.9%)
Automobiles (3.3%)
Tesla, Inc.*	249,838	62,514,464

Broadline Retail (5.6%)
Amazon.com, Inc.*	815,803	103,704,877
Coupang, Inc., Class A*	99,140	1,685,380
eBay, Inc.	2,998	132,182
Etsy, Inc.*	6,227	402,140
Ollie’s Bargain Outlet Holdings, Inc.*	1,789	138,075

		106,062,654

Distributors (0.1%)
Pool Corp.	3,437	1,223,916

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	644	52,460
Grand Canyon Education, Inc.*	762	89,063
H&R Block, Inc.	8,899	383,191
Service Corp. International	4,899	279,929

		804,643

Hotels, Restaurants & Leisure (3.0%)
Airbnb, Inc., Class A*	36,696	5,035,058
Booking Holdings, Inc.*	3,359	10,358,988
Caesars Entertainment, Inc.*	7,610	352,723
Cava Group, Inc.(x)*	1,132	34,673
Chipotle Mexican Grill, Inc., Class A*	2,487	4,555,761
Choice Hotels International, Inc.(x)	2,748	336,657
Churchill Downs, Inc.	6,432	746,369
Darden Restaurants, Inc.	5,101	730,565
Domino’s Pizza, Inc.	3,202	1,212,886
DoorDash, Inc., Class A*	21,376	1,698,751
DraftKings, Inc., Class A*	37,821	1,113,450
Expedia Group, Inc.*	9,511	980,299
Hilton Worldwide Holdings, Inc.	10,656	1,600,318
Las Vegas Sands Corp.	27,908	1,279,303
Marriott International, Inc., Class A	22,842	4,489,824
McDonald’s Corp.	27,273	7,184,799
Norwegian Cruise Line Holdings Ltd.*	9,215	151,863
Planet Fitness, Inc., Class A*	3,677	180,835
Royal Caribbean Cruises Ltd.*	6,375	587,392
Starbucks Corp.	102,156	9,323,778
Texas Roadhouse, Inc., Class A	6,047	581,117
Travel + Leisure Co.	3,041	111,696
Vail Resorts, Inc.	358	79,437
Wendy’s Co. (The)	15,644	319,294
Wingstop, Inc.(x)	2,709	487,187
Wyndham Hotels & Resorts, Inc.	540	37,552
Wynn Resorts Ltd.	573	52,951
Yum! Brands, Inc.	22,279	2,783,538

		56,407,064

Household Durables (0.0%)†
NVR, Inc.*	24	143,119
Tempur Sealy International, Inc.	3,063	132,750
TopBuild Corp.*	186	46,798

		322,667

Leisure Products (0.0%)†
Brunswick Corp.	513	40,527
Peloton Interactive, Inc., Class A*	27,880	140,794
Polaris, Inc.	429	44,676
YETI Holdings, Inc.*	7,835	377,804

		603,801

Specialty Retail (3.3%)
AutoZone, Inc.*	1,388	3,525,506
Best Buy Co., Inc.	2,415	167,770
Burlington Stores, Inc.*	5,845	790,828
CarMax, Inc.*	800	56,584
Dick’s Sporting Goods, Inc.	402	43,649
Five Below, Inc.*	4,956	797,420
Floor & Decor Holdings, Inc., Class A*	9,414	851,967
Home Depot, Inc. (The)	91,703	27,708,978
Lowe’s Cos., Inc.	39,608	8,232,127
Murphy USA, Inc.	1,693	578,549
O’Reilly Automotive, Inc.*	4,686	4,258,918
RH*	241	63,711
Ross Stores, Inc.	28,357	3,202,923
TJX Cos., Inc. (The)	104,283	9,268,673
Tractor Supply Co.	9,910	2,012,226
Ulta Beauty, Inc.*	4,526	1,807,911
Valvoline, Inc.	4,067	131,120
Victoria’s Secret & Co.*	3,154	52,609
Wayfair, Inc., Class A(x)*	2,604	157,724
Williams-Sonoma, Inc.	760	118,104

		63,827,297

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.*	5,503	485,530
Deckers Outdoor Corp.*	2,371	1,218,907
Lululemon Athletica, Inc.*	10,071	3,883,478
NIKE, Inc., Class B	57,390	5,487,632
Skechers USA, Inc., Class A*	882	43,174
Tapestry, Inc.	1,366	39,273

		11,157,994

Total Consumer Discretionary		302,924,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (4.2%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	785	$305,781
Brown-Forman Corp., Class A	3,514	204,163
Brown-Forman Corp., Class B	13,209	762,027
Celsius Holdings, Inc.*	4,918	843,929
Coca-Cola Co. (The)	174,919	9,791,965
Constellation Brands, Inc., Class A	1,384	347,841
Monster Beverage Corp.*	67,345	3,565,918
PepsiCo, Inc.	86,197	14,605,220

		30,426,844

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	3,240	73,710
BJ’s Wholesale Club Holdings, Inc.*	4,163	297,113
Casey’s General Stores, Inc.	485	131,687
Costco Wholesale Corp.	40,117	22,664,500
Dollar General Corp.	19,828	2,097,803
Performance Food Group Co.*	6,514	383,414
Sysco Corp.	45,933	3,033,875
Target Corp.	41,644	4,604,577

		33,286,679

Food Products (0.2%)
Freshpet, Inc.(x)*	1,136	74,840
Hershey Co. (The)	9,892	1,979,191
Lamb Weston Holdings, Inc.	12,413	1,147,706

		3,201,737

Household Products (0.6%)
Church & Dwight Co., Inc.	19,806	1,814,824
Clorox Co. (The)	11,190	1,466,561
Kimberly-Clark Corp.	28,696	3,467,912
Procter & Gamble Co. (The)	40,077	5,845,631

		12,594,928

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,555	947,526
Kenvue, Inc.	47,126	946,290

		1,893,816

Total Consumer Staples		81,404,004

Energy (0.6%)
Energy Equipment & Services (0.0%)†
Halliburton Co.	16,342	661,851

Oil, Gas & Consumable Fuels (0.6%)
Antero Midstream Corp.	10,241	122,687
APA Corp.	24,869	1,022,116
Cheniere Energy, Inc.	21,946	3,642,158
Hess Corp.	14,035	2,147,355
New Fortress Energy, Inc.(x)	5,857	191,992
ONEOK, Inc.	2,224	141,068
Ovintiv, Inc.	9,721	462,428
Targa Resources Corp.	20,230	1,734,116
Texas Pacific Land Corp.	523	953,722

		10,417,642

Total Energy		11,079,493

Financials (6.5%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	107	147,671
NU Holdings Ltd., Class A*	142,976	1,036,576

		1,184,247

Capital Markets (1.3%)
Ameriprise Financial, Inc.	9,515	3,136,905
Ares Management Corp., Class A	14,499	1,491,512
Blackstone, Inc.	63,869	6,842,925
Blue Owl Capital, Inc., Class A	6,022	78,045
FactSet Research Systems, Inc.	3,472	1,518,167
Houlihan Lokey, Inc., Class A	333	35,671
KKR & Co., Inc.	14,379	885,746
LPL Financial Holdings, Inc.	7,057	1,677,096
MarketAxess Holdings, Inc.	3,351	715,908
Moody’s Corp.	13,102	4,142,459
Morningstar, Inc.	2,325	544,608
MSCI, Inc., Class A	3,518	1,805,015
S&P Global, Inc.	2,411	881,004
TPG, Inc., Class A(x)	1,683	50,692
Tradeweb Markets, Inc., Class A	3,602	288,880
XP, Inc., Class A	2,494	57,487

		24,152,120

Consumer Finance (0.1%)
American Express Co.	17,571	2,621,417
SLM Corp.	8,592	117,023

		2,738,440

Financial Services (4.2%)
Apollo Global Management, Inc.	47,216	4,238,108
Block, Inc., Class A*	18,253	807,878
Equitable Holdings, Inc.‡	32,336	918,019
Euronet Worldwide, Inc.*	2,134	169,397
Fiserv, Inc.*	15,255	1,723,205
FleetCor Technologies, Inc.*	6,048	1,544,296
Jack Henry & Associates, Inc.	2,086	315,278
Mastercard, Inc., Class A	75,969	30,076,887
PayPal Holdings, Inc.*	92,101	5,384,225
Rocket Cos., Inc., Class A(x)*	4,052	33,145
Shift4 Payments, Inc., Class A*	4,916	272,199
Toast, Inc., Class A(x)*	32,044	600,184
UWM Holdings Corp., Class A(x)	3,005	14,574
Visa, Inc., Class A	146,634	33,727,286
Western Union Co. (The)	4,975	65,571
WEX, Inc.*	1,771	333,107

		80,223,359

Insurance (0.8%)
Arch Capital Group Ltd.*	4,563	363,717
Arthur J Gallagher & Co.	1,073	244,569
Brighthouse Financial, Inc.*	615	30,098
Brown & Brown, Inc.	8,366	584,281
Everest Group Ltd.	517	192,153
Kinsale Capital Group, Inc.	1,974	817,493
Lincoln National Corp.	1,421	35,085
Marsh & McLennan Cos., Inc.	35,897	6,831,199
Primerica, Inc.	2,129	413,047
Progressive Corp. (The)	39,634	5,521,016
RenaissanceRe Holdings Ltd.	1,177	232,952
RLI Corp.	804	109,256
Ryan Specialty Holdings, Inc., Class A*	8,391	406,124
Willis Towers Watson plc	1,205	251,797

		16,032,787

Total Financials		124,330,953

Health Care (11.2%)
Biotechnology (2.8%)
AbbVie, Inc.	159,788	23,817,999
Alnylam Pharmaceuticals, Inc.*	8,995	1,593,015
Amgen, Inc.	32,892	8,840,054
Apellis Pharmaceuticals, Inc.*	9,020	343,121
BioMarin Pharmaceutical, Inc.*	1,998	176,783
Exact Sciences Corp.*	5,605	382,373
Exelixis, Inc.*	21,407	467,743
Horizon Therapeutics plc*	17,916	2,072,702
Incyte Corp.*	12,307	710,975
Ionis Pharmaceuticals, Inc.*	11,088	502,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Karuna Therapeutics, Inc.*	2,875	$486,134
Natera, Inc.*	9,363	414,313
Neurocrine Biosciences, Inc.*	8,742	983,475
Regeneron Pharmaceuticals, Inc.*	638	525,048
Roivant Sciences Ltd.*	20,875	243,820
Sarepta Therapeutics, Inc.*	8,091	980,791
Seagen, Inc.*	12,682	2,690,486
Ultragenyx Pharmaceutical, Inc.*	6,117	218,071
Vertex Pharmaceuticals, Inc.*	21,343	7,421,815

		52,871,670

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	9,875	956,394
Align Technology, Inc.*	6,908	2,109,151
Dexcom, Inc.*	35,004	3,265,873
Edwards Lifesciences Corp.*	54,505	3,776,106
GE HealthCare Technologies, Inc.	2,682	182,483
Globus Medical, Inc., Class A*	3,044	151,135
IDEXX Laboratories, Inc.*	7,453	3,258,973
Inspire Medical Systems, Inc.*	2,601	516,142
Insulet Corp.*	6,271	1,000,162
Intuitive Surgical, Inc.*	31,623	9,243,087
Masimo Corp.*	4,298	376,849
Novocure Ltd.*	9,490	153,263
Penumbra, Inc.*	3,281	793,707
ResMed, Inc.	13,139	1,942,864
Shockwave Medical, Inc.*	3,280	653,048
Stryker Corp.	8,170	2,232,616
Tandem Diabetes Care, Inc.*	787	16,346

		30,628,199

Health Care Providers & Services (2.5%)
agilon health, Inc.*	22,280	395,693
Cardinal Health, Inc.	11,952	1,037,673
Cencora, Inc.	14,735	2,651,858
Chemed Corp.	949	493,195
Cigna Group (The)	1,956	559,553
DaVita, Inc.*	4,884	461,685
Elevance Health, Inc.	2,855	1,243,124
Encompass Health Corp.	607	40,766
HCA Healthcare, Inc.	3,832	942,595
Humana, Inc.	4,908	2,387,840
McKesson Corp.	4,726	2,055,101
Molina Healthcare, Inc.*	2,844	932,519
UnitedHealth Group, Inc.	70,786	35,689,593

		48,891,195

Health Care Technology (0.1%)
Certara, Inc.*	3,910	56,851
Doximity, Inc., Class A*	4,290	91,034
Veeva Systems, Inc., Class A*	13,105	2,666,212

		2,814,097

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A*	8,303	342,499
Agilent Technologies, Inc.	21,729	2,429,737
Bio-Techne Corp.	13,275	903,629
Bruker Corp.	9,605	598,392
ICON plc*	1,099	270,629
Illumina, Inc.*	4,264	585,362
IQVIA Holdings, Inc.*	15,467	3,043,132
Maravai LifeSciences Holdings, Inc., Class A*	5,753	57,530
Medpace Holdings, Inc.*	2,107	510,168
Mettler-Toledo International, Inc.*	1,971	2,184,006
Repligen Corp.*	2,220	353,002
Sotera Health Co.(x)*	6,278	94,044
Thermo Fisher Scientific, Inc.	21,518	10,891,766
Waters Corp.*	5,298	1,452,765
West Pharmaceutical Services, Inc.	6,697	2,512,781

		26,229,442

Pharmaceuticals (2.8%)
Eli Lilly and Co.	76,629	41,159,735
Jazz Pharmaceuticals plc*	2,860	370,198
Merck & Co., Inc.	42,320	4,356,844
Zoetis, Inc., Class A	41,908	7,291,154

		53,177,931

Total Health Care		214,612,534

Industrials (5.9%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	6,293	1,252,244
Boeing Co. (The)*	6,867	1,316,267
BWX Technologies, Inc.	1,412	105,872
HEICO Corp.	3,677	595,416
HEICO Corp., Class A	6,512	841,481
Lockheed Martin Corp.	20,475	8,373,456
Northrop Grumman Corp.	739	325,301
Spirit AeroSystems Holdings, Inc., Class A*	974	15,720
TransDigm Group, Inc.*	802	676,190

		13,501,947

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	8,101	697,739
Expeditors International of Washington, Inc.	1,878	215,275
United Parcel Service, Inc., Class B	18,163	2,831,067

		3,744,081

Building Products (0.2%)
A.O. Smith Corp.	1,188	78,562
Advanced Drainage Systems, Inc.	5,634	641,318
Allegion plc	7,343	765,141
Armstrong World Industries, Inc.	1,182	85,104
Trane Technologies plc	6,079	1,233,490
Trex Co., Inc.*	9,823	605,392

		3,409,007

Commercial Services & Supplies (0.7%)
Cintas Corp.	6,979	3,356,969
Copart, Inc.*	77,650	3,345,939
MSA Safety, Inc.	563	88,757
RB Global, Inc.	12,570	785,625
Rollins, Inc.	19,998	746,525
Tetra Tech, Inc.	868	131,962
Waste Management, Inc.	33,101	5,045,916

		13,501,693

Construction & Engineering (0.1%)
EMCOR Group, Inc.	1,467	308,642
Quanta Services, Inc.	3,421	639,967
Valmont Industries, Inc.	124	29,786
WillScot Mobile Mini Holdings Corp.*	4,483	186,448

		1,164,843

Electrical Equipment (0.2%)
ChargePoint Holdings, Inc.(x)*	25,284	125,662
Hubbell, Inc., Class B	2,210	692,636
Rockwell Automation, Inc.	10,399	2,972,762
Vertiv Holdings Co., Class A	2,267	84,332

		3,875,392

Ground Transportation (0.9%)
Avis Budget Group, Inc.*	636	114,283
CSX Corp.	20,401	627,331
JB Hunt Transport Services, Inc.	1,467	276,559
Landstar System, Inc.	2,574	455,444
Lyft, Inc., Class A*	27,729	292,264
Old Dominion Freight Line, Inc.	8,311	3,400,362
Saia, Inc.*	264	105,244
Uber Technologies, Inc.*	175,604	8,076,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
U-Haul Holding Co. (Nasdaq Stock Exchange)*	312	$17,026
U-Haul Holding Co. (New York stock exchange)	2,804	146,901
Union Pacific Corp.	23,623	4,810,351

		18,321,793

Industrial Conglomerates (0.1%)
Honeywell International, Inc.	7,777	1,436,723

Machinery (1.4%)
Allison Transmission Holdings, Inc.	797	47,071
Caterpillar, Inc.	35,071	9,574,383
Deere & Co.	23,087	8,712,572
Donaldson Co., Inc.	4,545	271,064
Graco, Inc.	6,182	450,544
IDEX Corp.	554	115,243
Illinois Tool Works, Inc.	22,378	5,153,877
Lincoln Electric Holdings, Inc.	4,720	858,049
Otis Worldwide Corp.	2,207	177,244
Toro Co. (The)	9,415	782,386
Xylem, Inc.	2,554	232,491

		26,374,924

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	21,799	279,245
Delta Air Lines, Inc.	2,962	109,594

		388,839

Professional Services (1.1%)
Automatic Data Processing, Inc.	32,130	7,729,835
Booz Allen Hamilton Holding Corp., Class A	11,765	1,285,561
Broadridge Financial Solutions, Inc.	8,866	1,587,457
Ceridian HCM Holding, Inc.*	1,147	77,824
Equifax, Inc.	7,631	1,397,847
FTI Consulting, Inc.*	557	99,374
Genpact Ltd.	4,038	146,176
KBR, Inc.	4,453	262,460
Paychex, Inc.	29,163	3,363,369
Paycom Software, Inc.	4,673	1,211,569
Paycor HCM, Inc.*	2,289	52,258
Paylocity Holding Corp.*	3,799	690,278
Verisk Analytics, Inc., Class A	12,913	3,050,567

		20,954,575

Trading Companies & Distributors (0.3%)
Fastenal Co.	38,704	2,114,786
Ferguson plc	1,008	165,786
SiteOne Landscape Supply, Inc.*	1,294	211,504
United Rentals, Inc.	1,273	565,938
Watsco, Inc.	748	282,534
WW Grainger, Inc.	4,040	2,795,034

		6,135,582

Total Industrials		112,809,399

Information Technology (41.8%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	22,697	4,174,659
Motorola Solutions, Inc.	13,758	3,745,478
Ubiquiti, Inc.	317	46,060

		7,966,197

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	26,545	2,229,515
CDW Corp.	11,522	2,324,679
Jabil, Inc.	7,347	932,261
Keysight Technologies, Inc.*	4,111	543,926
National Instruments Corp.	9,267	552,499
Vontier Corp.	4,757	147,086
Zebra Technologies Corp., Class A*	833	197,029

		6,926,995

IT Services (1.6%)
Accenture plc, Class A	57,214	17,570,991
Cloudflare, Inc., Class A*	26,022	1,640,427
EPAM Systems, Inc.*	5,030	1,286,121
Gartner, Inc.*	6,946	2,386,715
Globant SA*	3,729	737,783
GoDaddy, Inc., Class A*	8,452	629,505
MongoDB, Inc., Class A*	5,943	2,055,446
Okta, Inc., Class A*	870	70,914
Snowflake, Inc., Class A*	28,051	4,285,351
Twilio, Inc., Class A(x)*	2,527	147,905
VeriSign, Inc.*	434	87,898

		30,899,056

Semiconductors & Semiconductor Equipment (9.4%)
Advanced Micro Devices, Inc.*	82,584	8,491,287
Allegro MicroSystems, Inc.*	6,034	192,726
Applied Materials, Inc.	64,586	8,941,932
Broadcom, Inc.	36,960	30,698,237
Enphase Energy, Inc.*	12,041	1,446,726
Entegris, Inc.	702	65,925
KLA Corp.	12,420	5,696,557
Lam Research Corp.	11,503	7,209,735
Lattice Semiconductor Corp.*	12,323	1,058,915
Microchip Technology, Inc.	34,708	2,708,960
Monolithic Power Systems, Inc.	4,106	1,896,972
NVIDIA Corp.	215,158	93,591,579
QUALCOMM, Inc.	88,087	9,782,942
Teradyne, Inc.	11,746	1,180,003
Texas Instruments, Inc.	33,535	5,332,400
Universal Display Corp.	1,910	299,851

		178,594,747

Software (17.8%)
Adobe, Inc.*	41,489	21,155,241
Alteryx, Inc., Class A*	5,538	208,727
ANSYS, Inc.*	6,479	1,927,826
AppLovin Corp., Class A*	5,295	211,588
Atlassian Corp., Class A*	13,096	2,638,975
Autodesk, Inc.*	19,451	4,024,606
Bentley Systems, Inc., Class B	16,113	808,228
Cadence Design Systems, Inc.*	24,473	5,734,024
Confluent, Inc., Class A*	16,739	495,642
Crowdstrike Holdings, Inc., Class A*	19,051	3,188,756
Datadog, Inc., Class A*	24,712	2,251,016
DocuSign, Inc., Class A*	18,298	768,516
DoubleVerify Holdings, Inc.*	11,303	315,919
Dropbox, Inc., Class A*	21,054	573,300
Dynatrace, Inc.*	19,771	923,899
Elastic NV*	7,034	571,442
Fair Isaac Corp.*	2,193	1,904,686
Five9, Inc.*	6,431	413,513
Fortinet, Inc.*	59,447	3,488,350
Gen Digital, Inc.	7,818	138,222
Gitlab, Inc., Class A*	4,420	199,872
HashiCorp, Inc., Class A*	5,744	131,136
HubSpot, Inc.*	4,132	2,035,010
Informatica, Inc., Class A*	304	6,405
Intuit, Inc.	24,736	12,638,612
Manhattan Associates, Inc.*	5,575	1,101,955
Microsoft Corp.#	673,897	212,782,978
nCino, Inc.*	561	17,840
New Relic, Inc.*	4,980	426,388
Nutanix, Inc., Class A*	5,049	176,109
Oracle Corp.	56,586	5,993,589
Palantir Technologies, Inc., Class A*	169,513	2,712,208
Palo Alto Networks, Inc.*	26,999	6,329,646
Pegasystems, Inc.	3,792	164,611
Procore Technologies, Inc.*	7,098	463,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
PTC, Inc.*	5,421	$768,047
RingCentral, Inc., Class A*	7,716	228,625
Salesforce, Inc.*	64,622	13,104,049
SentinelOne, Inc., Class A*	2,281	38,458
ServiceNow, Inc.*	18,435	10,304,428
Smartsheet, Inc., Class A*	11,347	459,100
Splunk, Inc.*	14,563	2,129,839
Synopsys, Inc.*	13,753	6,312,214
Teradata Corp.*	9,198	414,094
Tyler Technologies, Inc.*	2,847	1,099,341
UiPath, Inc., Class A*	26,061	445,904
Unity Software, Inc.*	10,244	321,559
VMware, Inc., Class A*	19,615	3,265,505
Workday, Inc., Class A*	17,905	3,846,889
Zscaler, Inc.*	7,896	1,228,539

		340,889,067

Technology Hardware, Storage & Peripherals (12.2%)
Apple, Inc.	1,351,328	231,360,867
HP, Inc.	15,951	409,941
NetApp, Inc.	7,701	584,352
Pure Storage, Inc., Class A*	19,894	708,624

		233,063,784

Total Information Technology		798,339,846

Materials (0.7%)
Chemicals (0.5%)
Axalta Coating Systems Ltd.*	2,141	57,593
Ecolab, Inc.	17,496	2,963,822
FMC Corp.	1,683	112,710
Ginkgo Bioworks Holdings, Inc., Class A(x)*	12,637	22,873
Linde plc	4,175	1,554,561
PPG Industries, Inc.	5,332	692,094
RPM International, Inc.	2,197	208,298
Scotts Miracle-Gro Co. (The)	3,734	192,973
Sherwin-Williams Co. (The)	17,937	4,574,832

		10,379,756

Construction Materials (0.1%)
Eagle Materials, Inc.	2,124	353,688
Vulcan Materials Co.	2,637	532,727

		886,415

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	11,723	36,693
Avery Dennison Corp.	2,403	438,956
Graphic Packaging Holding Co.	14,734	328,274
Sealed Air Corp.	7,191	236,296

		1,040,219

Metals & Mining (0.0%)†
Southern Copper Corp.	7,715	580,863

Total Materials		12,887,253

Real Estate (0.9%)
Real Estate Management & Development (0.1%)
CoStar Group, Inc.*	15,731	1,209,557
Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	5,255	334,796
Sun Communities, Inc. (REIT)	2,424	286,856
UDR, Inc. (REIT)	1,662	59,284

		680,936

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	6,402	691,608

Specialized REITs (0.7%)
American Tower Corp. (REIT)	42,152	6,931,896
Crown Castle, Inc. (REIT)	4,151	382,017
Equinix, Inc. (REIT)	4,243	3,081,521
Iron Mountain, Inc. (REIT)	12,970	771,066
Lamar Advertising Co. (REIT), Class A	6,060	505,828
Public Storage (REIT)	8,240	2,171,405
SBA Communications Corp. (REIT), Class A	981	196,367

		14,040,100

Total Real Estate		16,622,201

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	36,922	561,214
Vistra Corp.	9,882	327,885

Total Utilities		889,099

Total Common Stocks (99.3%) (Cost $570,925,745)		1,896,722,526

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,198,081	1,198,081

Total Investment Companies		1,298,081

Total Short-Term Investments (0.1%) (Cost $1,298,081)		1,298,081

Total Investments in Securities (99.4%) (Cost $572,223,826)		1,898,020,607
Other Assets Less Liabilities (0.6%)		11,512,819

Net Assets (100%)		$1,909,533,426

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $6,315,000.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $1,483,322. This was collateralized by $215,969 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/17/23 - 2/15/53 and by cash of $1,298,081 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	32,336	—	834,215	(13,456)	1,529	95,731	918,019	7,166	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	62	12/2023	USD	13,409,050	(621,823)

					(621,823)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$220,823,244	$—	$—	$220,823,244
Consumer Discretionary	302,924,500	—	—	302,924,500
Consumer Staples	81,404,004	—	—	81,404,004
Energy	11,079,493	—	—	11,079,493
Financials	124,330,953	—	—	124,330,953
Health Care	214,612,534	—	—	214,612,534
Industrials	112,809,399	—	—	112,809,399
Information Technology	798,339,846	—	—	798,339,846
Materials	12,887,253	—	—	12,887,253
Real Estate	16,622,201	—	—	16,622,201
Utilities	889,099	—	—	889,099
Short-Term Investments
Investment Companies	1,298,081	—	—	1,298,081

Total Assets	$1,898,020,607	$—	$—	$1,898,020,607

Liabilities:
Futures	$(621,823)	$—	$—	$(621,823)

Total Liabilities	$(621,823)	$—	$—	$(621,823)

Total	$1,897,398,784	$—	$—	$1,897,398,784

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,355,435,944
Aggregate gross unrealized depreciation	(29,358,925)

Net unrealized appreciation	$1,326,077,019

Federal income tax cost of investments in securities and derivative instruments, if applicable	$571,321,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	9,123	$415,006

Entertainment (1.7%)
Live Nation Entertainment, Inc.*	2,765	229,606
Netflix, Inc.*	136,021	51,361,529
Playtika Holding Corp.*	1,562	15,042
ROBLOX Corp., Class A*	34,781	1,007,258
Roku, Inc., Class A*	1,195	84,355
Spotify Technology SA*	19,058	2,947,129
TKO Group Holdings, Inc.	3,132	263,276
Walt Disney Co. (The)*	122,903	9,961,288

		65,869,483

Interactive Media & Services (7.2%)
Alphabet, Inc., Class A*	577,106	75,520,091
Alphabet, Inc., Class C*	778,651	102,665,134
Match Group, Inc.*	19,198	752,082
Meta Platforms, Inc., Class A*	340,042	102,084,009
Pinterest, Inc., Class A*	45,142	1,220,188
ZoomInfo Technologies, Inc., Class A*	12,607	206,755

		282,448,259

Media (0.2%)
Cable One, Inc.	32	19,701
Charter Communications, Inc., Class A*	7,753	3,409,924
Liberty Broadband Corp., Class A*	74	6,728
Liberty Broadband Corp., Class C*	1,885	172,138
Nexstar Media Group, Inc., Class A	917	131,470
Trade Desk, Inc. (The), Class A*	73,989	5,782,240

		9,522,201

Total Communication Services		358,254,949

Consumer Discretionary (12.7%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A(x)*	103,501	4,300,467

Automobiles (2.1%)
Tesla, Inc.*	328,179	82,116,949

Broadline Retail (4.4%)
Alibaba Group Holding Ltd. (ADR)*	50,092	4,344,980
Amazon.com, Inc.*	1,278,735	162,552,793
Coupang, Inc., Class A*	81,998	1,393,966
eBay, Inc.	2,591	114,237
Etsy, Inc.*	5,382	347,570
MercadoLibre, Inc.*	4,644	5,888,035
Ollie’s Bargain Outlet Holdings, Inc.*	1,546	119,320

		174,760,901

Distributors (0.1%)
Pool Corp.	2,899	1,032,334

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	557	45,373
Grand Canyon Education, Inc.*	659	77,024
H&R Block, Inc.	7,691	331,174
Service Corp. International	4,234	241,931

		695,502

Hotels, Restaurants & Leisure (2.8%)
Airbnb, Inc., Class A*	100,174	13,744,875
Booking Holdings, Inc.*	2,807	8,656,648
Caesars Entertainment, Inc.*	6,576	304,798
Cava Group, Inc.(x)*	945	28,945
Chipotle Mexican Grill, Inc., Class A*	4,057	7,431,734
Choice Hotels International, Inc.(x)	2,166	265,357
Churchill Downs, Inc.	5,226	606,425
Darden Restaurants, Inc.	4,204	602,097
Domino’s Pizza, Inc.	2,683	1,016,294
DoorDash, Inc., Class A*	18,062	1,435,387
DraftKings, Inc., Class A*	31,491	927,095
Expedia Group, Inc.*	7,915	815,799
Hilton Worldwide Holdings, Inc.	8,996	1,351,019
Las Vegas Sands Corp.	23,509	1,077,653
Marriott International, Inc., Class A	61,740	12,135,614
McDonald’s Corp.	40,527	10,676,433
Norwegian Cruise Line Holdings Ltd.*	7,963	131,230
Planet Fitness, Inc., Class A*	3,178	156,294
Royal Caribbean Cruises Ltd.*	5,166	475,995
Starbucks Corp.	285,500	26,057,585
Texas Roadhouse, Inc., Class A	4,892	470,121
Travel + Leisure Co.	2,628	96,527
Vail Resorts, Inc.	309	68,564
Wendy’s Co. (The)	13,205	269,514
Wingstop, Inc.	2,341	421,005
Wyndham Hotels & Resorts, Inc.	466	32,406
Wynn Resorts Ltd.	495	45,743
Yum China Holdings, Inc.	102,849	5,730,746
Yum! Brands, Inc.	130,568	16,313,166

		111,345,069

Household Durables (0.0%)†
NVR, Inc.*	15	89,449
Tempur Sealy International, Inc.	2,647	114,721
TopBuild Corp.*	161	40,508

		244,678

Leisure Products (0.2%)
Brunswick Corp.	443	34,997
Mattel, Inc.*	328,925	7,246,218
Peloton Interactive, Inc., Class A*	24,094	121,674
Polaris, Inc.	371	38,636
YETI Holdings, Inc.*	6,859	330,741

		7,772,266

Specialty Retail (2.1%)
AutoZone, Inc.*	2,899	7,363,431
Best Buy Co., Inc.	2,087	144,984
Burlington Stores, Inc.*	4,860	657,558
CarMax, Inc.*	692	48,945
Dick’s Sporting Goods, Inc.	97,148	10,548,330
Five Below, Inc.*	4,117	662,425
Floor & Decor Holdings, Inc., Class A*	7,917	716,488
Home Depot, Inc. (The)	76,619	23,151,197
Lowe’s Cos., Inc.	63,269	13,149,829
Murphy USA, Inc.	1,463	499,951
O’Reilly Automotive, Inc.*	3,841	3,490,931
RH*	208	54,987
Ross Stores, Inc.	23,678	2,674,430
TJX Cos., Inc. (The)	87,131	7,744,203
Tractor Supply Co.	8,220	1,669,071
Ulta Beauty, Inc.*	3,744	1,495,541
Valvoline, Inc.	3,514	113,291
Victoria’s Secret & Co.*	2,726	45,470
Wayfair, Inc., Class A(x)*	2,250	136,283
Williams-Sonoma, Inc.	54,007	8,392,688

		82,760,033

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	4,755	419,534
Deckers Outdoor Corp.*	1,990	1,023,039
Lululemon Athletica, Inc.*	8,414	3,244,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NIKE, Inc., Class B	198,176	$18,949,589
Ralph Lauren Corp., Class A	84,974	9,864,632
Skechers USA, Inc., Class A*	762	37,300
Tapestry, Inc.	1,181	33,954
Under Armour, Inc., Class A*	383,419	2,626,420

		36,198,990

Total Consumer Discretionary		501,227,189

Consumer Staples (3.8%)
Beverages (2.1%)
Boston Beer Co., Inc. (The), Class A*	13,931	5,426,542
Brown-Forman Corp., Class A	3,037	176,450
Brown-Forman Corp., Class B	10,937	630,955
Celsius Holdings, Inc.*	3,619	621,020
Coca-Cola Co. (The)	292,673	16,383,835
Constellation Brands, Inc., Class A	1,196	300,591
Diageo plc (ADR)(x)	52,465	7,826,729
Heineken NV (ADR)	104,100	4,599,138
Monster Beverage Corp.*	460,645	24,391,153
PepsiCo, Inc.	129,294	21,907,575

		82,263,988

Consumer Staples Distribution & Retail (0.7%)
Albertsons Cos., Inc., Class A	2,800	63,700
BJ’s Wholesale Club Holdings, Inc.*	3,598	256,789
Casey’s General Stores, Inc.	419	113,767
Costco Wholesale Corp.	33,518	18,936,329
Dollar General Corp.	16,489	1,744,536
Performance Food Group Co.*	5,629	331,323
Sysco Corp.	38,334	2,531,961
Target Corp.	34,794	3,847,173

		27,825,578

Food Products (0.4%)
Freshpet, Inc.(x)*	981	64,628
Hershey Co. (The)	8,201	1,640,856
Lamb Weston Holdings, Inc.	10,383	960,012
Mondelez International, Inc., Class A	134,000	9,299,600
Nestle SA (Registered)	40,979	4,644,302

		16,609,398

Household Products (0.5%)
Church & Dwight Co., Inc.	16,387	1,501,541
Clorox Co. (The)	9,455	1,239,172
Kimberly-Clark Corp.	23,976	2,897,500
Procter & Gamble Co. (The)	94,560	13,792,522

		19,430,735

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	10,147	1,466,749
Kenvue, Inc.	44,478	893,118

		2,359,867

Total Consumer Staples		148,489,566

Energy (0.5%)
Energy Equipment & Services (0.2%)
Halliburton Co.	13,313	539,177
Schlumberger NV	92,050	5,366,515

		5,905,692

Oil, Gas & Consumable Fuels (0.3%)
Antero Midstream Corp.	8,851	106,035
APA Corp.	20,744	852,578
Cheniere Energy, Inc.	30,915	5,130,653
ConocoPhillips	22,859	2,738,508
Hess Corp.	11,647	1,781,991
New Fortress Energy, Inc.(x)	4,165	136,529
ONEOK, Inc.	1,922	121,912
Ovintiv, Inc.	8,401	399,636
Targa Resources Corp.	17,094	1,465,298
Texas Pacific Land Corp.	441	804,190

		13,537,330

Total Energy		19,443,022

Financials (5.7%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	92	126,969
NU Holdings Ltd., Class A*	119,285	864,816

		991,785

Capital Markets (1.7%)
Ameriprise Financial, Inc.	7,941	2,617,989
Ares Management Corp., Class A	12,248	1,259,952
BlackRock, Inc.	13,150	8,501,344
Blackstone, Inc.	82,047	8,790,516
Blue Owl Capital, Inc., Class A	5,204	67,444
Charles Schwab Corp. (The)	225,126	12,359,417
FactSet Research Systems, Inc.	18,144	7,933,645
Houlihan Lokey, Inc., Class A	317	33,957
KKR & Co., Inc.	11,874	731,438
LPL Financial Holdings, Inc.	5,963	1,417,107
MarketAxess Holdings, Inc.	2,727	582,596
Moody’s Corp.	10,947	3,461,113
Morgan Stanley	27,981	2,285,208
Morningstar, Inc.	1,876	439,434
MSCI, Inc., Class A	16,940	8,691,575
S&P Global, Inc.	1,998	730,089
SEI Investments Co.	95,232	5,735,823
TPG, Inc., Class A	1,454	43,795
Tradeweb Markets, Inc., Class A	3,113	249,663
XP, Inc., Class A	2,155	49,673

		65,981,778

Consumer Finance (0.1%)
American Express Co.	14,634	2,183,246
SLM Corp.	7,425	101,129

		2,284,375

Financial Services (3.6%)
Apollo Global Management, Inc.	39,450	3,541,032
Block, Inc., Class A*	92,116	4,077,054
Equitable Holdings, Inc.‡	26,756	759,603
Euronet Worldwide, Inc.*	1,844	146,377
Fiserv, Inc.*	12,587	1,421,828
FleetCor Technologies, Inc.*	5,102	1,302,745
Jack Henry & Associates, Inc.	1,802	272,354
Mastercard, Inc., Class A	114,936	45,504,312
PayPal Holdings, Inc.*	444,293	25,973,369
Rocket Cos., Inc., Class A(x)*	2,688	21,988
Shift4 Payments, Inc., Class A*	4,166	230,671
Toast, Inc., Class A*	26,291	492,430
UWM Holdings Corp., Class A(x)	2,718	13,182
Visa, Inc., Class A	249,302	57,341,953
Western Union Co. (The)	4,157	54,789
WEX, Inc.*	1,531	287,966

		141,441,653

Insurance (0.3%)
Arch Capital Group Ltd.*	3,944	314,376
Arthur J Gallagher & Co.	927	211,291
Brighthouse Financial, Inc.*	673	32,937
Brown & Brown, Inc.	6,774	473,096
Everest Group Ltd.	447	166,136
Kinsale Capital Group, Inc.	1,620	670,891
Lincoln National Corp.	1,228	30,319
Marsh & McLennan Cos., Inc.	29,993	5,707,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Primerica, Inc.	1,840	$356,978
Progressive Corp. (The)	33,115	4,612,920
RenaissanceRe Holdings Ltd.	1,017	201,285
RLI Corp.	695	94,444
Ryan Specialty Holdings, Inc., Class A*	6,460	312,664
Willis Towers Watson plc	1,041	217,527

		13,402,532

Total Financials		224,102,123

Health Care (8.1%)
Biotechnology (2.2%)
AbbVie, Inc.	151,777	22,623,880
Alnylam Pharmaceuticals, Inc.*	67,535	11,960,448
Amgen, Inc.	27,481	7,385,794
Apellis Pharmaceuticals, Inc.*	7,795	296,522
BioMarin Pharmaceutical, Inc.*	1,726	152,716
CRISPR Therapeutics AG(x)*	62,415	2,833,017
Exact Sciences Corp.*	59,932	4,088,561
Exelixis, Inc.*	18,500	404,225
Horizon Therapeutics plc*	14,846	1,717,534
Incyte Corp.*	10,131	585,268
Ionis Pharmaceuticals, Inc.*	9,583	434,685
Karuna Therapeutics, Inc.*	2,485	420,189
Moderna, Inc.*	5,862	605,486
Natera, Inc.*	7,296	322,848
Neurocrine Biosciences, Inc.*	7,223	812,587
Regeneron Pharmaceuticals, Inc.*	24,772	20,386,365
Roivant Sciences Ltd.*	24,846	290,201
Sarepta Therapeutics, Inc.*	16,257	1,970,673
Seagen, Inc.*	15,060	3,194,979
Ultragenyx Pharmaceutical, Inc.*	5,287	188,482
Vertex Pharmaceuticals, Inc.*	17,833	6,201,247

		86,875,707

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	70,639	6,841,387
Align Technology, Inc.*	25,101	7,663,837
Dexcom, Inc.*	29,246	2,728,652
Edwards Lifesciences Corp.*	45,540	3,155,011
GE HealthCare Technologies, Inc.	2,318	157,717
Globus Medical, Inc., Class A*	2,572	127,700
IDEXX Laboratories, Inc.*	6,226	2,722,443
Inspire Medical Systems, Inc.*	2,247	445,895
Insulet Corp.*	5,251	837,482
Intuitive Surgical, Inc.*	52,254	15,273,322
Masimo Corp.*	3,262	286,012
Novocure Ltd.*	8,132	131,332
Penumbra, Inc.*	2,774	671,058
ResMed, Inc.	10,880	1,608,826
Shockwave Medical, Inc.*	2,685	534,583
Stryker Corp.	6,791	1,855,776
Tandem Diabetes Care, Inc.*	680	14,124

		45,055,157

Health Care Providers & Services (1.4%)
agilon health, Inc.*	19,254	341,951
Cardinal Health, Inc.	9,966	865,248
Cencora, Inc.	12,171	2,190,415
Chemed Corp.	820	426,154
Cigna Group (The)	1,690	483,458
DaVita, Inc.*	3,984	376,608
Elevance Health, Inc.	2,396	1,043,266
Encompass Health Corp.	507	34,050
HCA Healthcare, Inc.	18,710	4,602,286
Humana, Inc.	4,075	1,982,569
McKesson Corp.	16,849	7,326,788
Molina Healthcare, Inc.*	2,353	771,525
UnitedHealth Group, Inc.	72,060	36,331,931

		56,776,249

Health Care Technology (0.4%)
Certara, Inc.*	3,303	48,026
Doximity, Inc., Class A*	236,543	5,019,442
Veeva Systems, Inc., Class A*	46,255	9,410,580

		14,478,048

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	7,176	296,010
Agilent Technologies, Inc.	18,064	2,019,917
Bio-Techne Corp.	11,074	753,807
Bruker Corp.	7,967	496,344
ICON plc*	949	233,691
Illumina, Inc.*	67,044	9,203,800
IQVIA Holdings, Inc.*	12,913	2,540,633
Maravai LifeSciences Holdings, Inc., Class A*	4,492	44,920
Medpace Holdings, Inc.*	1,701	411,863
Mettler-Toledo International, Inc.*	1,635	1,811,695
Repligen Corp.*	1,918	304,981
Sotera Health Co.(x)*	5,273	78,990
Thermo Fisher Scientific, Inc.	29,418	14,890,509
Waters Corp.*	4,477	1,227,638
West Pharmaceutical Services, Inc.	5,573	2,091,045

		36,405,843

Pharmaceuticals (2.1%)
Eli Lilly and Co.	90,475	48,596,837
Jazz Pharmaceuticals plc*	2,472	319,976
Merck & Co., Inc.	35,359	3,640,209
Novartis AG (ADR)	38,641	3,935,972
Novo Nordisk A/S (ADR)	119,122	10,832,955
Roche Holding AG (ADR)	116,798	3,962,956
Zoetis, Inc., Class A	61,735	10,740,655

		82,029,560

Total Health Care		321,620,564

Industrials (3.9%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	5,276	1,049,871
Boeing Co. (The)*	99,548	19,081,361
BWX Technologies, Inc.	1,220	91,475
HEICO Corp.	3,077	498,259
HEICO Corp., Class A	5,502	710,968
Lockheed Martin Corp.	41,008	16,770,632
Northrop Grumman Corp.	638	280,841
Spirit AeroSystems Holdings, Inc., Class A*	841	13,574
TransDigm Group, Inc.*	5,205	4,388,492

		42,885,473

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	6,654	573,109
Expeditors International of Washington, Inc.	49,945	5,725,195
United Parcel Service, Inc., Class B	15,138	2,359,560

		8,657,864

Building Products (0.2%)
A.O. Smith Corp.	1,026	67,849
Advanced Drainage Systems, Inc.	5,152	586,452
Allegion plc	6,042	629,576
Armstrong World Industries, Inc.	1,022	73,584
Trane Technologies plc	21,614	4,385,697
Trex Co., Inc.*	8,093	498,772

		6,241,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.3%)
Cintas Corp.	5,829	$2,803,807
Copart, Inc.*	64,866	2,795,076
MSA Safety, Inc.	487	76,776
RB Global, Inc.	10,360	647,500
Rollins, Inc.	19,294	720,245
Tetra Tech, Inc.	750	114,022
Waste Management, Inc.	27,656	4,215,881

		11,373,307

Construction & Engineering (0.0%)†
EMCOR Group, Inc.	1,268	266,775
Quanta Services, Inc.	2,792	522,299
Valmont Industries, Inc.	105	25,222
WillScot Mobile Mini Holdings Corp.*	3,874	161,120

		975,416

Electrical Equipment (0.3%)
ChargePoint Holdings, Inc.(x)*	21,132	105,026
Eaton Corp. plc	23,256	4,960,040
Hubbell, Inc., Class B	1,807	566,332
Rockwell Automation, Inc.	15,857	4,533,040
Vertiv Holdings Co., Class A	1,844	68,597

		10,233,035

Ground Transportation (0.6%)
Avis Budget Group, Inc.*	549	98,650
CSX Corp.	16,521	508,021
JB Hunt Transport Services, Inc.	1,268	239,043
Landstar System, Inc.	2,225	393,692
Lyft, Inc., Class A*	25,375	267,453
Old Dominion Freight Line, Inc.	6,943	2,840,659
Saia, Inc.*	228	90,892
Uber Technologies, Inc.*	301,462	13,864,237
U-Haul Holding Co. (Nasdaq Stock Exchange)*	581	31,705
U-Haul Holding Co. (New York stock exchange)	2,423	126,941
Union Pacific Corp.	19,737	4,019,045

		22,480,338

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	6,545	1,209,123

Machinery (0.7%)
Allison Transmission Holdings, Inc.	689	40,692
Caterpillar, Inc.	29,302	7,999,446
Deere & Co.	34,789	13,128,673
Donaldson Co., Inc.	3,927	234,206
Graco, Inc.	5,343	389,398
IDEX Corp.	479	99,642
Illinois Tool Works, Inc.	18,697	4,306,106
Lincoln Electric Holdings, Inc.	3,904	709,708
Otis Worldwide Corp.	1,908	153,232
Toro Co. (The)	7,837	651,255
Xylem, Inc.	2,207	200,903

		27,913,261

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	18,838	241,315
Delta Air Lines, Inc.	2,559	94,683

		335,998

Professional Services (0.4%)
Automatic Data Processing, Inc.	26,845	6,458,370
Booz Allen Hamilton Holding Corp., Class A	9,941	1,086,253
Broadridge Financial Solutions, Inc.	7,481	1,339,473
Ceridian HCM Holding, Inc.*	992	67,307
Equifax, Inc.	6,425	1,176,931
FTI Consulting, Inc.*	481	85,815
Genpact Ltd.	3,489	126,302
KBR, Inc.	3,848	226,801
Paychex, Inc.	24,361	2,809,554
Paycom Software, Inc.	3,873	1,004,153
Paycor HCM, Inc.*	1,978	45,158
Paylocity Holding Corp.*	3,078	559,273
Verisk Analytics, Inc., Class A	10,774	2,545,250

		17,530,640

Trading Companies & Distributors (0.1%)
Fastenal Co.	32,090	1,753,398
Ferguson plc	871	143,253
SiteOne Landscape Supply, Inc.*	1,119	182,900
United Rentals, Inc.	1,100	489,027
Watsco, Inc.	646	244,007
WW Grainger, Inc.	3,364	2,327,350

		5,139,935

Total Industrials		154,976,320

Information Technology (25.0%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	18,964	3,488,048
Motorola Solutions, Inc.	11,495	3,129,399
Ubiquiti, Inc.	149	21,650

		6,639,097

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	66,763	5,607,424
CDW Corp.	9,576	1,932,054
Coherent Corp.*	—@	11
Jabil, Inc.	6,038	766,162
Keysight Technologies, Inc.*	3,552	469,965
National Instruments Corp.	8,008	477,437
Vontier Corp.	4,111	127,112
Zebra Technologies Corp., Class A*	720	170,302

		9,550,467

IT Services (1.3%)
Accenture plc, Class A	70,762	21,731,718
Cloudflare, Inc., Class A*	21,697	1,367,779
Cognizant Technology Solutions Corp., Class A	29,524	1,999,956
EPAM Systems, Inc.*	4,267	1,091,029
Gartner, Inc.*	16,277	5,592,940
Globant SA*	3,090	611,356
GoDaddy, Inc., Class A*	6,849	510,114
MongoDB, Inc., Class A*	9,607	3,322,677
Okta, Inc., Class A*	751	61,214
Shopify, Inc., Class A*	189,695	10,351,656
Snowflake, Inc., Class A*	23,437	3,580,470
Twilio, Inc., Class A*	2,184	127,830
VeriSign, Inc.*	375	75,949

		50,424,688

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	98,909	10,169,823
Allegro MicroSystems, Inc.*	4,547	145,231
Applied Materials, Inc.	53,963	7,471,177
ARM Holdings plc (ADR)*	99,070	5,302,226
ASML Holding NV
(Registered) (ADR)	4,139	2,436,464
Broadcom, Inc.	40,340	33,505,597
Enphase Energy, Inc.*	10,005	1,202,101
Entegris, Inc.	607	57,003
First Solar, Inc.*	26,052	4,209,743
KLA Corp.	10,377	4,759,515
Lam Research Corp.	14,294	8,959,050
Lattice Semiconductor Corp.*	10,412	894,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Microchip Technology, Inc.	28,904	$2,255,957
Monolithic Power Systems, Inc.	3,400	1,570,800
NVIDIA Corp.	295,253	128,432,103
QUALCOMM, Inc.	131,909	14,649,814
Teradyne, Inc.	9,828	987,321
Texas Instruments, Inc.	28,019	4,455,301
Universal Display Corp.	1,650	259,034

		231,722,963

Software (12.0%)
Adobe, Inc.*	67,946	34,645,665
Alteryx, Inc., Class A*	4,670	176,012
ANSYS, Inc.*	5,368	1,597,248
AppLovin Corp., Class A*	3,786	151,289
Atlassian Corp., Class A*	10,908	2,198,071
Autodesk, Inc.*	102,210	21,148,271
Bentley Systems, Inc., Class B	13,248	664,520
Cadence Design Systems, Inc.*	20,447	4,790,732
Confluent, Inc., Class A*	14,466	428,338
Crowdstrike Holdings, Inc., Class A*	15,902	2,661,677
Datadog, Inc., Class A*	20,551	1,871,991
DocuSign, Inc., Class A*	15,014	630,588
DoubleVerify Holdings, Inc.*	8,788	245,625
Dropbox, Inc., Class A*	17,790	484,422
Dynatrace, Inc.*	18,173	849,224
Elastic NV*	6,057	492,071
Fair Isaac Corp.*	1,816	1,577,251
Five9, Inc.*	5,310	341,433
Fortinet, Inc.*	49,669	2,914,577
Gen Digital, Inc.	6,756	119,446
Gitlab, Inc., Class A*	6,628	299,718
HashiCorp, Inc., Class A*	4,964	113,328
HubSpot, Inc.*	8,567	4,219,248
Informatica, Inc., Class A*	540	11,378
Intuit, Inc.	29,332	14,986,892
Manhattan Associates, Inc.*	4,646	918,328
Microsoft Corp.	783,964	247,536,633
nCino, Inc.*	1,063	33,803
New Relic, Inc.*	4,171	357,121
Nutanix, Inc., Class A*	4,363	152,181
Oracle Corp.	286,248	30,319,388
Palantir Technologies, Inc., Class A*	142,359	2,277,744
Palo Alto Networks, Inc.*	22,813	5,348,280
Pegasystems, Inc.	2,870	124,587
Procore Technologies, Inc.*	6,134	400,673
PTC, Inc.*	4,446	629,909
RingCentral, Inc., Class A*	6,827	202,284
Salesforce, Inc.*	168,696	34,208,175
SentinelOne, Inc., Class A*	1,971	33,231
ServiceNow, Inc.*	35,665	19,935,308
Smartsheet, Inc., Class A*	9,167	370,897
Splunk, Inc.*	11,545	1,688,456
Synopsys, Inc.*	21,680	9,950,470
Teradata Corp.*	7,949	357,864
Tyler Technologies, Inc.*	2,373	916,310
UiPath, Inc., Class A*	22,521	385,334
Unity Software, Inc.*	8,852	277,864
VMware, Inc., Class A*	16,249	2,705,134
Workday, Inc., Class A*	79,783	17,141,378
Zscaler, Inc.*	6,599	1,026,738

		474,917,105

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	1,238,331	212,014,650
HP, Inc.	13,785	354,274
NetApp, Inc.	6,228	472,581
Pure Storage, Inc., Class A*	16,337	581,924

		213,423,429

Total Information Technology		986,677,749

Materials (0.3%)
Chemicals (0.3%)
Axalta Coating Systems Ltd.*	1,850	49,765
Ecolab, Inc.	14,600	2,473,240
FMC Corp.	1,455	97,441
Ginkgo Bioworks Holdings, Inc., Class A(x)*	14,328	25,934
Linde plc	3,521	1,311,044
PPG Industries, Inc.	4,362	566,188
RPM International, Inc.	1,899	180,044
Scotts Miracle-Gro Co. (The)	3,227	166,771
Sherwin-Williams Co. (The)	20,029	5,108,397

		9,978,824

Construction Materials (0.0%)†
Eagle Materials, Inc.	1,836	305,731
Vulcan Materials Co.	2,279	460,403

		766,134

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	4,940	15,462
Avery Dennison Corp.	2,077	379,406
Graphic Packaging Holding Co.	12,733	283,691
Sealed Air Corp.	6,215	204,225

		882,784

Metals & Mining (0.0%)†
Freeport-McMoRan, Inc.	40,958	1,527,324
Southern Copper Corp.	6,250	470,563

		1,997,887

Total Materials		13,625,629

Real Estate (0.3%)
Real Estate Management & Development (0.0%)†
CoStar Group, Inc.*	13,183	1,013,641

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	4,542	289,371
Sun Communities, Inc. (REIT)	2,095	247,922
UDR, Inc. (REIT)	1,437	51,258

		588,551

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	5,240	566,077

Specialized REITs (0.3%)
American Tower Corp. (REIT)	35,219	5,791,765
Crown Castle, Inc. (REIT)	3,588	330,204
Equinix, Inc. (REIT)	3,541	2,571,687
Iron Mountain, Inc. (REIT)	10,658	633,618
Lamar Advertising Co. (REIT), Class A	5,237	437,132
Public Storage (REIT)	6,839	1,802,213
SBA Communications Corp. (REIT), Class A	848	169,744

		11,736,363

Total Real Estate		13,904,632

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	29,966	455,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Vistra Corp.	8,540	$283,357

Total Utilities		738,840

Total Common Stocks (69.4%) (Cost $1,247,429,413)		2,743,060,583

EXCHANGE TRADED FUNDS (ETF):
Equity (20.4%)
iShares Core S&P 500 ETF	2,079	892,785
iShares Morningstar Growth ETF(x)‡	3,163,125	188,680,406
iShares Morningstar U.S. Equity ETF	15,692	924,190
iShares Morningstar Value ETF	137,836	8,927,638
iShares Russell 1000 ETF	3,225	757,585
iShares Russell 1000 Growth ETF(x)	272,673	72,528,291
iShares S&P 500 Growth ETF(x)	703,100	48,106,102
SPDR Portfolio S&P 500 Growth ETF(x)	2,095,300	124,209,384
SPDR Portfolio S&P 500 Value ETF	47,800	1,972,228
Vanguard Growth ETF	484,422	131,912,955
Vanguard Large-Cap ETF	600	117,414
Vanguard Russell 1000 Growth ETF(x)	2,816,500	192,761,260
Vanguard Russell 1000 Value(x)	227,000	15,131,820
Vanguard Value ETF(x)	122,000	16,827,460

Total Exchange Traded Funds (20.4%) (Cost $516,056,404)		803,749,518

SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,480,423	3,480,423
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	146,615,882	146,659,866

Total Investment Companies		169,140,289

Total Short-Term Investments (4.3%) (Cost $169,136,160)		169,140,289

Total Investments in Securities (94.1%) (Cost $1,932,621,977)		3,715,950,390
Other Assets Less Liabilities (5.9%)		234,550,154

Net Assets (100%)		$3,950,500,544

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

@	Shares are less than 0.5.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $23,448,518. This was collateralized by $1,528,835 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/3/23 - 2/15/53 and by cash of $22,480,423 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	26,756	—	710,745	(32,532)	2,312	79,078	759,603	6,148	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF (x)	3,163,125	161,107,677	—	(8,506,862)	124,299	35,955,292	188,680,406	1,039,548	—

Total		161,107,677	710,745	(8,539,394)	126,611	36,034,370	189,440,009	1,045,696	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	258	12/2023	USD	76,711,140	(3,193,538)
S&P 500 E-Mini Index	1,421	12/2023	USD	307,326,775	(12,982,395)

					(16,175,933)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$358,254,949	$—	$—	$358,254,949
Consumer Discretionary	501,227,189	—	—	501,227,189
Consumer Staples	143,845,264	4,644,302	—	148,489,566
Energy	19,443,022	—	—	19,443,022
Financials	224,102,123	—	—	224,102,123
Health Care	321,620,564	—	—	321,620,564
Industrials	154,976,320	—	—	154,976,320
Information Technology	986,677,749	—	—	986,677,749
Materials	13,625,629	—	—	13,625,629
Real Estate	13,904,632	—	—	13,904,632
Utilities	738,840	—	—	738,840
Exchange Traded Funds	803,749,518	—	—	803,749,518
Short-Term Investments
Investment Companies	169,140,289	—	—	169,140,289

Total Assets	$3,711,306,088	$4,644,302	$—	$3,715,950,390

Liabilities:
Futures	$(16,175,933)	$—	$—	$(16,175,933)

Total Liabilities	$(16,175,933)	$—	$—	$(16,175,933)

Total	$3,695,130,155	$4,644,302	$—	$3,699,774,457

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,838,796,804
Aggregate gross unrealized depreciation	(88,944,092)

Net unrealized appreciation	$1,749,852,712

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,949,921,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	284,356	$4,271,027
Frontier Communications Parent, Inc.*	9,712	151,993
Iridium Communications, Inc.	316	14,375
Verizon Communications, Inc.	167,148	5,417,266

		9,854,661

Entertainment (1.8%)
Activision Blizzard, Inc.	30,946	2,897,474
AMC Entertainment Holdings, Inc., Class A*	2,330	18,617
Electronic Arts, Inc.	10,875	1,309,350
Liberty Media Corp.-Liberty Formula One, Class A*	943	53,317
Liberty Media Corp.-Liberty Formula One, Class C*	7,696	479,461
Liberty Media Corp.-Liberty Live, Class A*	776	24,770
Liberty Media Corp.-Liberty Live, Class C*	1,852	59,449
Live Nation Entertainment, Inc.*	4,806	399,090
Madison Square Garden Sports Corp.	737	129,933
Playtika Holding Corp.*	142	1,367
Roku, Inc., Class A*	4,283	302,337
Take-Two Interactive Software, Inc.*	6,545	918,853
Walt Disney Co. (The)*	72,632	5,886,824
Warner Bros Discovery, Inc.*	87,463	949,848

		13,430,690

Interactive Media & Services (0.1%)
IAC, Inc.*	3,050	153,689
Match Group, Inc.*	1,095	42,897
TripAdvisor, Inc.*	4,405	73,035
ZoomInfo Technologies, Inc., Class A*	5,978	98,039

		367,660

Media (1.4%)
Cable One, Inc.	208	128,053
Comcast Corp., Class A	164,242	7,282,490
DISH Network Corp., Class A(x)*	9,820	57,545
Fox Corp., Class A	11,609	362,201
Fox Corp., Class B	5,329	153,901
Interpublic Group of Cos., Inc. (The)	15,298	438,441
Liberty Broadband Corp., Class A*	518	47,091
Liberty Broadband Corp., Class C*	3,664	334,597
Liberty Media Corp.-Liberty SiriusXM*	6,092	155,102
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,946	74,976
New York Times Co. (The), Class A	6,406	263,927
News Corp., Class A	15,106	303,026
News Corp., Class B	4,619	96,399
Nexstar Media Group, Inc., Class A	892	127,886
Omnicom Group, Inc.	7,830	583,179
Paramount Global, Class A(x)	363	5,732
Paramount Global, Class B(x)	22,888	295,255
Sirius XM Holdings, Inc.(x)	25,559	115,527

		10,825,328

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	21,571	3,021,019

Total Communication Services		37,499,358

Consumer Discretionary (4.9%)
Automobile Components (0.3%)
Aptiv plc*	10,744	1,059,251
BorgWarner, Inc.	9,255	373,624
Gentex Corp.	9,297	302,525
Lear Corp.	2,329	312,552
Phinia, Inc.	1,851	49,588
QuantumScape Corp., Class A(x)*	11,671	78,079

		2,175,619

Automobiles (0.6%)
Ford Motor Co.	155,816	1,935,235
General Motors Co.	55,068	1,815,592
Harley-Davidson, Inc.	5,197	171,813
Lucid Group, Inc.(x)*	29,558	165,229
Rivian Automotive, Inc., Class A*	20,475	497,133
Thor Industries, Inc.	2,032	193,304

		4,778,306

Broadline Retail (0.2%)
eBay, Inc.	19,899	877,347
Etsy, Inc.*	2,137	138,007
Kohl’s Corp.	4,384	91,889
Macy’s, Inc.	10,733	124,610
Nordstrom, Inc.(x)	4,526	67,618
Ollie’s Bargain Outlet Holdings, Inc.*	1,660	128,119

		1,427,590

Distributors (0.2%)
Genuine Parts Co.	5,567	803,763
LKQ Corp.	10,571	523,370

		1,327,133

Diversified Consumer Services (0.1%)
ADT, Inc.	8,337	50,022
Bright Horizons Family Solutions, Inc.*	1,995	162,513
Grand Canyon Education, Inc.*	864	100,984
H&R Block, Inc.	2,120	91,287
Mister Car Wash, Inc.(x)*	2,969	16,359
Service Corp. International	3,754	214,504

		635,669

Hotels, Restaurants & Leisure (1.4%)
Aramark	9,291	322,398
Boyd Gaming Corp.	2,914	177,259
Caesars Entertainment, Inc.*	4,823	223,546
Carnival Corp.*	39,446	541,199
Cava Group, Inc.(x)*	145	4,441
Darden Restaurants, Inc.	2,554	365,784
DoorDash, Inc., Class A*	2,598	206,463
Expedia Group, Inc.*	1,527	157,388
Hilton Worldwide Holdings, Inc.	5,532	830,796
Hyatt Hotels Corp., Class A	1,845	195,717
Las Vegas Sands Corp.	893	40,935
Marriott Vacations Worldwide Corp.	1,449	145,813
McDonald’s Corp.	17,004	4,479,534
MGM Resorts International	11,901	437,481
Norwegian Cruise Line Holdings Ltd.*	12,729	209,774
Penn Entertainment, Inc.*	6,080	139,536
Planet Fitness, Inc., Class A*	1,768	86,950
Royal Caribbean Cruises Ltd.*	6,493	598,265
Travel + Leisure Co.	1,610	59,135
Vail Resorts, Inc.	1,430	317,303
Wyndham Hotels & Resorts, Inc.	3,098	215,435
Wynn Resorts Ltd.	3,870	357,627
Yum! Brands, Inc.	1,358	169,668

		10,282,447

Household Durables (0.8%)
DR Horton, Inc.	12,353	1,327,577
Garmin Ltd.	6,098	641,510
Leggett & Platt, Inc.	5,255	133,530
Lennar Corp., Class A	9,873	1,108,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Lennar Corp., Class B(x)	544	$55,613
Mohawk Industries, Inc.*	2,098	180,029
Newell Brands, Inc.	15,091	136,272
NVR, Inc.*	107	638,073
PulteGroup, Inc.	8,803	651,862
Tempur Sealy International, Inc.	5,275	228,618
Toll Brothers, Inc.	4,380	323,945
TopBuild Corp.*	1,175	295,630
Whirlpool Corp.	2,123	283,845

		6,004,551

Leisure Products (0.1%)
Brunswick Corp.	2,588	204,452
Hasbro, Inc.	5,184	342,870
Mattel, Inc.*	13,965	307,649
Polaris, Inc.	1,950	203,073

		1,058,044

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	2,355	131,715
AutoNation, Inc.*	1,208	182,891
AutoZone, Inc.*	121	307,339
Bath & Body Works, Inc.	9,090	307,242
Best Buy Co., Inc.	6,672	463,504
CarMax, Inc.*	5,916	418,439
Dick’s Sporting Goods, Inc.	2,208	239,745
GameStop Corp., Class A(x)*	10,625	174,888
Gap, Inc. (The)	7,710	81,957
GNC Holdings, Inc.(r)*	3,900	—
Lithia Motors, Inc., Class A	1,074	317,184
Lowe’s Cos., Inc.	6,329	1,315,419
Murphy USA, Inc.	42	14,353
O’Reilly Automotive, Inc.*	369	335,369
Penske Automotive Group, Inc.	797	133,147
Petco Health & Wellness Co., Inc., Class A(x)*	3,252	13,301
RH*	540	142,754
Ross Stores, Inc.	893	100,864
Valvoline, Inc.	5,024	161,974
Victoria’s Secret & Co.*	1,718	28,656
Wayfair, Inc., Class A(x)*	2,121	128,469
Williams-Sonoma, Inc.	2,252	349,961

		5,349,171

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	4,853	255,316
Carter’s, Inc.	1,459	100,890
Columbia Sportswear Co.	1,417	105,000
NIKE, Inc., Class B	22,056	2,108,995
PVH Corp.	2,473	189,209
Ralph Lauren Corp., Class A	1,612	187,137
Skechers USA, Inc., Class A*	5,064	247,883
Tapestry, Inc.	8,764	251,965
Under Armour, Inc., Class A*	7,478	51,224
Under Armour, Inc., Class C*	7,350	46,893
VF Corp.(x)	13,869	245,065

		3,789,577

Total Consumer Discretionary		36,828,107

Consumer Staples (8.2%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	29	11,296
Brown-Forman Corp., Class A	399	23,182
Brown-Forman Corp., Class B	1,503	86,708
Coca-Cola Co. (The)	77,965	4,364,481
Constellation Brands, Inc., Class A	5,466	1,373,770
Keurig Dr Pepper, Inc.	37,841	1,194,640
Molson Coors Beverage Co., Class B	6,936	441,060
PepsiCo, Inc.	16,908	2,864,892

		10,360,029

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	15,106	343,662
BJ’s Wholesale Club Holdings, Inc.*	3,451	246,298
Casey’s General Stores, Inc.	1,265	343,473
Dollar Tree, Inc.*	8,278	881,193
Grocery Outlet Holding Corp.*	3,765	108,620
Kroger Co. (The)	25,903	1,159,159
Performance Food Group Co.*	3,222	189,647
US Foods Holding Corp.*	8,990	356,903
Walgreens Boots Alliance, Inc.	28,435	632,394
Walmart, Inc.	56,693	9,066,911

		13,328,260

Food Products (1.8%)
Archer-Daniels-Midland Co.	21,534	1,624,094
Bunge Ltd.	5,926	641,490
Campbell Soup Co.	7,589	311,756
Conagra Brands, Inc.	18,879	517,662
Darling Ingredients, Inc.*	6,287	328,181
Flowers Foods, Inc.	7,454	165,330
Freshpet, Inc.*	1,313	86,501
General Mills, Inc.	23,324	1,492,503
Hershey Co. (The)	1,509	301,921
Hormel Foods Corp.	11,487	436,851
Ingredion, Inc.	2,616	257,414
J M Smucker Co. (The)	4,092	502,948
Kellogg Co.	10,312	613,667
Kraft Heinz Co. (The)	31,891	1,072,813
Lamb Weston Holdings, Inc.	323	29,865
McCormick & Co., Inc. (Non-Voting)	9,974	754,433
Mondelez International, Inc., Class A	54,010	3,748,294
Pilgrim’s Pride Corp.*	1,629	37,190
Post Holdings, Inc.*	2,122	181,940
Seaboard Corp.	11	41,283
Tyson Foods, Inc., Class A	11,027	556,753

		13,702,889

Household Products (1.8%)
Church & Dwight Co., Inc.	1,008	92,363
Colgate-Palmolive Co.	32,592	2,317,617
Kimberly-Clark Corp.	789	95,351
Procter & Gamble Co. (The)	75,929	11,075,004
Reynolds Consumer Products, Inc.	2,154	55,207
Spectrum Brands Holdings, Inc.	1,592	124,733

		13,760,275

Personal Care Products (0.2%)
Coty, Inc., Class A*	14,293	156,794
Estee Lauder Cos., Inc. (The), Class A	6,253	903,871
Kenvue, Inc.	40,314	809,505
Olaplex Holdings, Inc.*	5,168	10,078

		1,880,248

Tobacco (1.2%)
Altria Group, Inc.	70,940	2,983,027
Philip Morris International, Inc.	61,638	5,706,446

		8,689,473

Total Consumer Staples		61,721,174

Energy (9.1%)
Energy Equipment & Services (0.9%)
Baker Hughes Co., Class A	40,215	1,420,394
Halliburton Co.	28,495	1,154,047
NOV, Inc.	15,563	325,267
Schlumberger NV	56,582	3,298,731
TechnipFMC plc	17,416	354,241

		6,552,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (8.2%)
Antero Midstream Corp.	8,957	$107,305
Antero Resources Corp.*	11,219	284,738
APA Corp.	1,403	57,663
Chesapeake Energy Corp.	5,033	433,996
Chevron Corp.	70,277	11,850,108
ConocoPhillips	48,158	5,769,328
Coterra Energy, Inc.	30,051	812,880
Devon Energy Corp.	25,443	1,213,631
Diamondback Energy, Inc.	7,191	1,113,742
DT Midstream, Inc.	3,849	203,689
EOG Resources, Inc.	23,340	2,958,578
EQT Corp.	14,306	580,537
Exxon Mobil Corp.	159,288	18,729,083
Hess Corp.	4,876	746,028
HF Sinclair Corp.	5,601	318,865
Kinder Morgan, Inc.	77,865	1,291,002
Marathon Oil Corp.	24,666	659,815
Marathon Petroleum Corp.	17,527	2,652,536
Occidental Petroleum Corp.	27,697	1,796,981
ONEOK, Inc.	16,765	1,063,404
Ovintiv, Inc.	5,361	255,023
Phillips 66	18,295	2,198,144
Pioneer Natural Resources Co.	9,242	2,121,501
Range Resources Corp.	9,287	300,992
Southwestern Energy Co.*	43,522	280,717
Valero Energy Corp.	14,312	2,028,154
Williams Cos., Inc. (The)	48,350	1,628,912

		61,457,352

Total Energy		68,010,032

Financials (20.5%)
Banks (6.3%)
Bank of America Corp.	276,659	7,574,923
Bank OZK	4,371	162,033
BOK Financial Corp.	1,123	89,818
Citigroup, Inc.	77,247	3,177,169
Citizens Financial Group, Inc.	19,163	513,568
Columbia Banking System, Inc.	8,247	167,414
Comerica, Inc.	5,220	216,891
Commerce Bancshares, Inc.	4,533	217,493
Cullen/Frost Bankers, Inc.	2,348	214,161
East West Bancorp, Inc.	5,571	293,647
Fifth Third Bancorp	26,941	682,416
First Citizens BancShares, Inc., Class A	384	529,958
First Hawaiian, Inc.	5,045	91,062
First Horizon Corp.	21,200	233,624
FNB Corp.	14,183	153,035
Huntington Bancshares, Inc.	57,085	593,684
JPMorgan Chase & Co.	116,124	16,840,303
KeyCorp	36,971	397,808
M&T Bank Corp.	6,565	830,144
New York Community Bancorp, Inc.	28,253	320,389
NU Holdings Ltd., Class A*	28,840	209,090
Pinnacle Financial Partners, Inc.	2,984	200,047
PNC Financial Services Group, Inc. (The)	15,815	1,941,608
Popular, Inc.	2,791	175,861
Prosperity Bancshares, Inc.	3,455	188,574
Regions Financial Corp.	37,096	638,051
Synovus Financial Corp.	5,736	159,461
Truist Financial Corp.	52,665	1,506,746
US Bancorp	60,856	2,011,899
Webster Financial Corp.	6,887	277,615
Wells Fargo & Co.	150,116	6,133,740
Western Alliance Bancorp	4,288	197,119
Wintrust Financial Corp.	2,413	182,182
Zions Bancorp NA	5,772	201,385

		47,322,918

Capital Markets (4.9%)
Affiliated Managers Group, Inc.	1,414	184,301
Bank of New York Mellon Corp. (The)	31,369	1,337,888
BlackRock, Inc.	5,904	3,816,877
Blue Owl Capital, Inc., Class A	15,086	195,515
Carlyle Group, Inc. (The)	8,369	252,409
Cboe Global Markets, Inc.	4,174	652,021
Charles Schwab Corp. (The)	58,865	3,231,688
CME Group, Inc.	14,259	2,854,937
Coinbase Global, Inc., Class A(x)*	6,613	496,504
Evercore, Inc., Class A	1,412	194,687
Franklin Resources, Inc.	11,293	277,582
Goldman Sachs Group, Inc. (The)	12,824	4,149,462
Houlihan Lokey, Inc., Class A	1,826	195,601
Interactive Brokers Group, Inc., Class A	3,959	342,691
Intercontinental Exchange, Inc.	22,007	2,421,210
Invesco Ltd.	14,717	213,691
Janus Henderson Group plc	5,310	137,104
Jefferies Financial Group, Inc.	7,972	292,014
KKR & Co., Inc.	19,332	1,190,851
Lazard Ltd., Class A	4,341	134,614
Moody’s Corp.	555	175,474
Morgan Stanley	47,751	3,899,824
MSCI, Inc., Class A	1,543	791,682
Nasdaq, Inc.	13,556	658,686
Northern Trust Corp.	8,131	564,942
Raymond James Financial, Inc.	7,756	778,935
Robinhood Markets, Inc., Class A*	26,339	258,386
S&P Global, Inc.	11,684	4,269,450
SEI Investments Co.	4,036	243,088
State Street Corp.	13,247	887,019
Stifel Financial Corp.	4,072	250,184
T. Rowe Price Group, Inc.	8,755	918,137
TPG, Inc., Class A(x)	1,807	54,427
Tradeweb Markets, Inc., Class A	2,973	238,435
Virtu Financial, Inc., Class A	3,544	61,205
XP, Inc., Class A	12,085	278,559

		36,900,080

Consumer Finance (0.8%)
Ally Financial, Inc.	10,735	286,410
American Express Co.	15,791	2,355,859
Capital One Financial Corp.	15,050	1,460,603
Credit Acceptance Corp.(x)*	254	116,870
Discover Financial Services	10,061	871,584
OneMain Holdings, Inc.	4,449	178,360
SLM Corp.	5,796	78,942
SoFi Technologies, Inc.(x)*	36,394	290,788
Synchrony Financial	16,933	517,642

		6,157,058

Financial Services (4.3%)
Affirm Holdings, Inc., Class A*	8,630	183,560
Berkshire Hathaway, Inc., Class B*	72,733	25,478,370
Block, Inc., Class A*	13,516	598,218
Corebridge Financial, Inc.	3,181	62,825
Euronet Worldwide, Inc.*	940	74,617
Fidelity National Information Services, Inc.	23,501	1,298,900
Fiserv, Inc.*	17,730	2,002,781
FleetCor Technologies, Inc.*	200	51,068
Global Payments, Inc.	10,385	1,198,325
Jack Henry & Associates, Inc.	1,971	297,897
MGIC Investment Corp.	11,427	190,717
PayPal Holdings, Inc.*	4,191	245,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rocket Cos., Inc., Class A(x)*	3,187	$26,070
TFS Financial Corp.	1,986	23,474
UWM Holdings Corp., Class A(x)	2,363	11,460
Voya Financial, Inc.	3,886	258,225
Western Union Co. (The)	12,662	166,885
WEX, Inc.*	919	172,855

		32,341,253

Insurance (4.0%)
Aflac, Inc.	23,894	1,833,865
Allstate Corp. (The)	10,412	1,160,001
American Financial Group, Inc.	2,886	322,280
American International Group, Inc.	29,127	1,765,096
Aon plc, Class A	8,029	2,603,162
Arch Capital Group Ltd.*	12,195	972,063
Arthur J Gallagher & Co.	7,936	1,808,852
Assurant, Inc.	2,098	301,231
Assured Guaranty Ltd.	2,254	136,412
Axis Capital Holdings Ltd.	3,083	173,789
Brighthouse Financial, Inc.*	2,374	116,184
Brown & Brown, Inc.	5,739	400,812
Chubb Ltd.	16,370	3,407,907
Cincinnati Financial Corp.	6,093	623,253
CNA Financial Corp.	1,032	40,609
Everest Group Ltd.	1,453	540,037
Fidelity National Financial, Inc.	10,294	425,142
First American Financial Corp.	3,975	224,548
Globe Life, Inc.	3,521	382,838
Hanover Insurance Group, Inc. (The)	1,408	156,260
Hartford Financial Services Group, Inc. (The)	12,087	857,089
Kemper Corp.	2,387	100,326
Lincoln National Corp.	6,080	150,115
Loews Corp.	7,511	475,521
Markel Group, Inc.*	522	768,640
Marsh & McLennan Cos., Inc.	3,912	744,454
MetLife, Inc.	25,680	1,615,529
Old Republic International Corp.	10,785	290,548
Primerica, Inc.	505	97,975
Principal Financial Group, Inc.	9,595	691,512
Progressive Corp. (The)	5,826	811,562
Prudential Financial, Inc.	14,571	1,382,642
Reinsurance Group of America, Inc.	2,638	383,011
RenaissanceRe Holdings Ltd.	1,432	283,421
RLI Corp.	1,243	168,911
Travelers Cos., Inc. (The)	9,153	1,494,776
Unum Group	7,796	383,485
W R Berkley Corp.	8,440	535,856
White Mountains Insurance Group Ltd.	99	148,073
Willis Towers Watson plc	3,702	773,570

		29,551,357

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	22,750	214,760
Annaly Capital Management, Inc. (REIT)	19,589	368,469
Rithm Capital Corp. (REIT)	19,113	177,560
Starwood Property Trust, Inc. (REIT)(x)	11,689	226,182

		986,971

Total Financials		153,259,637

Health Care (15.2%)
Biotechnology (1.9%)
Alnylam Pharmaceuticals, Inc.*	968	171,433
Amgen, Inc.	6,790	1,824,880
Biogen, Inc.*	5,720	1,470,097
BioMarin Pharmaceutical, Inc.*	6,550	579,544
Exact Sciences Corp.*	4,626	315,586
Exelixis, Inc.*	3,333	72,826
Gilead Sciences, Inc.	49,642	3,720,171
Horizon Therapeutics plc*	1,031	119,276
Incyte Corp.*	1,916	110,687
Ionis Pharmaceuticals, Inc.*	785	35,608
Karuna Therapeutics, Inc.*	150	25,363
Mirati Therapeutics, Inc.*	1,810	78,844
Moderna, Inc.*	13,352	1,379,128
Regeneron Pharmaceuticals, Inc.*	3,835	3,156,052
Roivant Sciences Ltd.*	522	6,097
United Therapeutics Corp.*	1,791	404,533
Vertex Pharmaceuticals, Inc.*	870	302,534

		13,772,659

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	64,424	6,239,464
Baxter International, Inc.	20,065	757,253
Becton Dickinson & Co.	11,256	2,910,014
Boston Scientific Corp.*	57,023	3,010,814
Cooper Cos., Inc. (The)	1,929	613,441
Dentsply Sirona, Inc.	8,387	286,500
Enovis Corp.*	2,080	109,678
Envista Holdings Corp.*	6,495	181,081
GE HealthCare Technologies, Inc.	14,303	973,176
Globus Medical, Inc., Class A*	3,144	156,100
Hologic, Inc.*	9,643	669,224
ICU Medical, Inc.*	802	95,446
Integra LifeSciences Holdings Corp.*	2,833	108,192
Medtronic plc	52,755	4,133,882
QuidelOrtho Corp.*	2,119	154,772
STERIS plc	3,937	863,857
Stryker Corp.	10,525	2,876,167
Tandem Diabetes Care, Inc.*	2,210	45,902
Teleflex, Inc.	1,864	366,108
Zimmer Biomet Holdings, Inc.	8,336	935,466

		25,486,537

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc.*	3,558	250,163
agilon health, Inc.*	1,183	21,010
Amedisys, Inc.*	1,270	118,618
Cardinal Health, Inc.	4,996	433,753
Centene Corp.*	21,766	1,499,242
Chemed Corp.	166	86,270
Cigna Group (The)	10,738	3,071,820
CVS Health Corp.	50,857	3,550,836
Elevance Health, Inc.	8,163	3,554,333
Encompass Health Corp.	3,650	245,134
HCA Healthcare, Inc.	6,439	1,583,865
Henry Schein, Inc.*	5,171	383,947
Humana, Inc.	2,808	1,366,148
Laboratory Corp. of America Holdings	3,512	706,088
McKesson Corp.	3,368	1,464,575
Molina Healthcare, Inc.*	1,046	342,973
Premier, Inc., Class A	4,704	101,136
Quest Diagnostics, Inc.	4,444	541,546
R1 RCM, Inc.*	6,065	91,399
Tenet Healthcare Corp.*	4,004	263,824
UnitedHealth Group, Inc.	5,871	2,960,099
Universal Health Services, Inc., Class B	2,404	302,255

		22,939,034

Health Care Technology (0.0%)†
Certara, Inc.*	3,022	43,940
Doximity, Inc., Class A*	2,434	51,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Teladoc Health, Inc.*	6,464	$120,166

		215,755

Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	2,192	245,109
Avantor, Inc.*	26,776	564,438
Azenta, Inc.*	2,702	135,613
Bio-Rad Laboratories, Inc., Class A*	834	298,947
Bio-Techne Corp.	351	23,893
Charles River Laboratories International, Inc.*	2,014	394,704
Danaher Corp.	26,141	6,485,582
Fortrea Holdings, Inc.*	3,512	100,408
ICON plc*	2,753	677,926
Illumina, Inc.*	4,406	604,856
IQVIA Holdings, Inc.*	534	105,065
Maravai LifeSciences Holdings, Inc., Class A*	1,834	18,340
QIAGEN NV*	9,022	365,391
Repligen Corp.*	1,229	195,423
Revvity, Inc.	5,011	554,718
Sotera Health Co.(x)*	1,163	17,422
Thermo Fisher Scientific, Inc.	5,884	2,978,304

		13,766,139

Pharmaceuticals (5.0%)
Bristol-Myers Squibb Co.	83,494	4,845,992
Catalent, Inc.*	7,136	324,902
Elanco Animal Health, Inc.*	19,442	218,528
Jazz Pharmaceuticals plc*	1,167	151,056
Johnson & Johnson	95,741	14,911,661
Merck & Co., Inc.	82,325	8,475,359
Organon & Co.	10,134	175,926
Perrigo Co. plc	5,352	170,996
Pfizer, Inc.	224,424	7,444,144
Royalty Pharma plc, Class A	14,735	399,908
Viatris, Inc.	47,475	468,104

		37,586,576

Total Health Care		113,766,700

Industrials (13.1%)
Aerospace & Defense (2.4%)
Boeing Co. (The)*	19,135	3,667,797
BWX Technologies, Inc.	3,002	225,090
Curtiss-Wright Corp.	1,513	295,988
General Dynamics Corp.	9,720	2,147,828
HEICO Corp.	177	28,662
HEICO Corp., Class A	314	40,575
Hexcel Corp.	3,343	217,763
Howmet Aerospace, Inc.	15,053	696,201
Huntington Ingalls Industries, Inc.	1,555	318,122
L3Harris Technologies, Inc.	7,509	1,307,467
Mercury Systems, Inc.*	1,966	72,919
Northrop Grumman Corp.	5,361	2,359,858
RTX Corp.	58,040	4,177,139
Spirit AeroSystems Holdings, Inc., Class A*	3,719	60,025
Textron, Inc.	7,991	624,417
TransDigm Group, Inc.*	1,730	1,458,615
Woodward, Inc.	2,346	291,514

		17,989,980

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,008	86,819
Expeditors International of Washington, Inc.	5,279	605,132
FedEx Corp.	9,209	2,439,648
GXO Logistics, Inc.*	4,642	272,253
United Parcel Service, Inc., Class B	20,795	3,241,317

		6,645,169

Building Products (1.1%)
A.O. Smith Corp.	4,348	287,533
Allegion plc	261	27,196
Armstrong World Industries, Inc.	1,257	90,504
AZEK Co., Inc. (The), Class A*	4,862	144,596
Builders FirstSource, Inc.*	5,053	629,048
Carlisle Cos., Inc.	2,011	521,372
Carrier Global Corp.	33,075	1,825,740
Fortune Brands Innovations, Inc.	5,015	311,732
Hayward Holdings, Inc.*	4,381	61,772
Johnson Controls International plc	27,277	1,451,409
Lennox International, Inc.	1,268	474,790
Masco Corp.	8,922	476,881
Owens Corning	3,563	486,029
Trane Technologies plc	6,373	1,293,146

		8,081,748

Commercial Services & Supplies (0.4%)
Cintas Corp.	379	182,303
Clean Harbors, Inc.*	2,036	340,745
Driven Brands Holdings, Inc.*	2,464	31,022
MSA Safety, Inc.	1,215	191,545
RB Global, Inc.	1,693	105,812
Republic Services, Inc., Class A	8,199	1,168,439
Stericycle, Inc.*	3,653	163,325
Tetra Tech, Inc.	1,722	261,796
Waste Management, Inc.	1,631	248,630

		2,693,617

Construction & Engineering (0.3%)
AECOM	5,194	431,310
EMCOR Group, Inc.	1,217	256,045
MasTec, Inc.*	2,466	177,478
MDU Resources Group, Inc.	8,015	156,934
Quanta Services, Inc.	4,205	786,629
Valmont Industries, Inc.	769	184,721
WillScot Mobile Mini Holdings Corp.*	5,836	242,719

		2,235,836

Electrical Equipment (1.3%)
Acuity Brands, Inc.	1,263	215,102
AMETEK, Inc.	9,130	1,349,049
Eaton Corp. plc	15,816	3,373,236
Emerson Electric Co.	22,664	2,188,662
Generac Holdings, Inc.*	2,413	262,920
Hubbell, Inc., Class B	1,157	362,615
nVent Electric plc	6,526	345,813
Plug Power, Inc.(x)*	20,611	156,644
Regal Rexnord Corp.	2,624	374,917
Sensata Technologies Holding plc	5,984	226,315
Sunrun, Inc.(x)*	8,371	105,140
Vertiv Holdings Co., Class A	11,888	442,234

		9,402,647

Ground Transportation (1.2%)
Avis Budget Group, Inc.*	532	95,595
CSX Corp.	71,672	2,203,914
Hertz Global Holdings, Inc.*	5,334	65,341
JB Hunt Transport Services, Inc.	2,623	494,488
Knight-Swift Transportation Holdings, Inc., Class A	6,196	310,729
Landstar System, Inc.	289	51,136
Norfolk Southern Corp.	9,022	1,776,702
Old Dominion Freight Line, Inc.	270	110,468
Ryder System, Inc.	1,820	194,649
Saia, Inc.*	938	373,934
Schneider National, Inc., Class B	2,172	60,143
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	219	11,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
U-Haul Holding Co. (New York stock exchange)	1,973	$103,365
Union Pacific Corp.	13,848	2,819,868
XPO, Inc.*	4,519	337,389

		9,009,672

Industrial Conglomerates (1.5%)
3M Co.	21,835	2,044,193
General Electric Co.	43,060	4,760,283
Honeywell International, Inc.	23,033	4,255,116

		11,059,592

Machinery (2.5%)
AGCO Corp.	2,483	293,689
Allison Transmission Holdings, Inc.	3,254	192,181
Caterpillar, Inc.	5,128	1,399,944
CNH Industrial NV	38,786	469,311
Crane Co.	1,903	169,063
Cummins, Inc.	5,629	1,286,001
Deere & Co.	704	265,676
Donaldson Co., Inc.	2,810	167,588
Dover Corp.	5,536	772,327
Esab Corp.	2,238	157,152
Flowserve Corp.	5,188	206,327
Fortive Corp.	14,037	1,040,984
Gates Industrial Corp. plc*	4,698	54,544
Graco, Inc.	3,918	285,544
IDEX Corp.	2,758	573,719
Illinois Tool Works, Inc.	2,228	513,131
Ingersoll Rand, Inc.	16,065	1,023,662
ITT, Inc.	3,278	320,949
Lincoln Electric Holdings, Inc.	144	26,178
Middleby Corp. (The)*	2,110	270,080
Nordson Corp.	2,270	506,596
Oshkosh Corp.	2,586	246,782
Otis Worldwide Corp.	15,442	1,240,147
PACCAR, Inc.	20,354	1,730,497
Parker-Hannifin Corp.	5,074	1,976,424
Pentair plc	6,510	421,522
RBC Bearings, Inc.*	1,122	262,694
Snap-on, Inc.	2,066	526,954
Stanley Black & Decker, Inc.	6,075	507,748
Timken Co. (The)	2,479	182,182
Westinghouse Air Brake Technologies Corp.	7,077	752,073
Xylem, Inc.	8,292	754,821

		18,596,490

Marine Transportation (0.0%)†
Kirby Corp.*	2,362	195,574

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	4,973	184,399
American Airlines Group, Inc.*	16,211	207,663
Delta Air Lines, Inc.	24,173	894,401
Southwest Airlines Co.	23,593	638,663
United Airlines Holdings, Inc.*	12,964	548,377

		2,473,503

Professional Services (0.7%)
Automatic Data Processing, Inc.	2,333	561,273
Broadridge Financial Solutions, Inc.	763	136,615
CACI International, Inc., Class A*	895	280,967
Ceridian HCM Holding, Inc.*	5,349	362,930
Clarivate plc*	18,671	125,282
Concentrix Corp.	1,741	139,472
Dun & Bradstreet Holdings, Inc.	10,806	107,952
Equifax, Inc.	1,490	272,938
FTI Consulting, Inc.*	1,076	191,969
Genpact Ltd.	5,341	193,344
Jacobs Solutions, Inc.	4,993	681,545
KBR, Inc.	3,412	201,103
Leidos Holdings, Inc.	5,417	499,231
ManpowerGroup, Inc.	1,998	146,493
Paycor HCM, Inc.*	1,187	27,099
Robert Half, Inc.	4,172	305,724
Science Applications International Corp.	2,132	225,011
SS&C Technologies Holdings, Inc.	8,623	453,053
TransUnion	7,663	550,127

		5,462,128

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	4,104	161,739
Core & Main, Inc., Class A*	3,363	97,022
Fastenal Co.	5,689	310,847
Ferguson plc	7,748	1,274,314
MSC Industrial Direct Co., Inc., Class A	1,822	178,829
SiteOne Landscape Supply, Inc.*	1,195	195,323
United Rentals, Inc.	2,165	962,494
Watsco, Inc.	990	373,943
WESCO International, Inc.	1,755	252,404

		3,806,915

Total Industrials		97,652,871

Information Technology (9.0%)
Communications Equipment (1.3%)
Ciena Corp.*	5,884	278,078
Cisco Systems, Inc.	162,860	8,755,353
F5, Inc.*	2,391	385,286
Juniper Networks, Inc.	12,629	350,960
Lumentum Holdings, Inc.*	2,710	122,438
Motorola Solutions, Inc.	525	142,926
Ubiquiti, Inc.	25	3,632
Viasat, Inc.*	2,854	52,685

		10,091,358

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	11,504	966,221
Arrow Electronics, Inc.*	2,273	284,671
Avnet, Inc.	3,604	173,677
CDW Corp.	311	62,747
Cognex Corp.	6,853	290,841
Coherent Corp.*	4,728	154,322
Corning, Inc.	30,192	919,950
Crane NXT Co.	1,908	106,028
IPG Photonics Corp.*	1,189	120,731
Jabil, Inc.	1,909	242,233
Keysight Technologies, Inc.*	5,240	693,304
Littelfuse, Inc.	960	237,427
National Instruments Corp.	1,133	67,550
TD SYNNEX Corp.	1,648	164,569
Teledyne Technologies, Inc.*	1,850	755,873
Trimble, Inc.*	9,778	526,643
Vontier Corp.	4,087	126,370
Zebra Technologies Corp., Class A*	1,666	394,059

		6,287,216

IT Services (1.3%)
Akamai Technologies, Inc.*	6,106	650,533
Amdocs Ltd.	4,720	398,793
Cognizant Technology Solutions Corp., Class A	20,166	1,366,045
DXC Technology Co.*	9,011	187,699
GoDaddy, Inc., Class A*	2,410	179,497
International Business Machines Corp.	36,089	5,063,287
Kyndryl Holdings, Inc.*	8,135	122,838
Okta, Inc., Class A*	5,578	454,663
Twilio, Inc., Class A*	5,609	328,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	3,402	$689,007

		9,440,657

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	27,439	2,821,278
Analog Devices, Inc.	20,078	3,515,457
Applied Materials, Inc.	5,197	719,525
Cirrus Logic, Inc.*	2,189	161,899
Entegris, Inc.	5,617	527,493
First Solar, Inc.*	4,224	682,556
GLOBALFOUNDRIES, Inc.(x)*	3,111	181,029
Intel Corp.	165,814	5,894,688
Lam Research Corp.	283	177,376
Marvell Technology, Inc.	33,928	1,836,523
Microchip Technology, Inc.	6,128	478,290
Micron Technology, Inc.	43,406	2,952,910
MKS Instruments, Inc.	2,633	227,860
ON Semiconductor Corp.*	17,116	1,590,932
Qorvo, Inc.*	3,954	377,488
QUALCOMM, Inc.	5,672	629,932
Skyworks Solutions, Inc.	6,310	622,103
Teradyne, Inc.	1,033	103,775
Texas Instruments, Inc.	21,344	3,393,909
Universal Display Corp.	1,016	159,502
Wolfspeed, Inc.(x)*	4,919	187,414

		27,241,939

Software (1.6%)
ANSYS, Inc.*	603	179,423
AppLovin Corp., Class A*	6,715	268,331
Aspen Technology, Inc.*	1,107	226,116
Bentley Systems, Inc., Class B	556	27,889
BILL Holdings, Inc.*	4,070	441,880
CCC Intelligent Solutions Holdings, Inc.*	7,980	106,533
Dolby Laboratories, Inc., Class A	2,347	186,023
Dropbox, Inc., Class A*	1,153	31,396
Gen Digital, Inc.	18,553	328,017
Guidewire Software, Inc.*	3,235	291,150
HashiCorp, Inc., Class A*	1,164	26,574
Informatica, Inc., Class A*	1,553	32,722
nCino, Inc.(x)*	2,520	80,136
NCR Corp.*	5,061	136,495
Nutanix, Inc., Class A*	6,899	240,637
Oracle Corp.	35,571	3,767,680
PTC, Inc.*	2,058	291,578
Roper Technologies, Inc.	4,197	2,032,523
Salesforce, Inc.*	9,248	1,875,310
SentinelOne, Inc., Class A*	6,466	109,017
Tyler Technologies, Inc.*	403	155,614
UiPath, Inc., Class A*	3,472	59,406
Unity Software, Inc.*	6,911	216,936
Zoom Video Communications, Inc., Class A*	9,811	686,181

		11,797,567

Technology Hardware, Storage & Peripherals (0.4%)
Hewlett Packard Enterprise Co.	51,337	891,724
HP, Inc.	27,302	701,661
NetApp, Inc.	5,109	387,671
Pure Storage, Inc., Class A*	2,432	86,628
Western Digital Corp.*	12,678	578,497

		2,646,181

Total Information Technology		67,504,918

Materials (4.8%)
Chemicals (2.9%)
Air Products and Chemicals, Inc.	8,808	2,496,187
Albemarle Corp.	4,647	790,176
Ashland, Inc.	1,992	162,707
Axalta Coating Systems Ltd.*	7,839	210,869
Celanese Corp., Class A	3,921	492,164
CF Industries Holdings, Inc.	7,758	665,171
Chemours Co. (The)	5,897	165,411
Corteva, Inc.	28,320	1,448,851
Dow, Inc.	28,097	1,448,681
DuPont de Nemours, Inc.	18,227	1,359,552
Eastman Chemical Co.	4,704	360,891
Ecolab, Inc.	2,190	370,986
Element Solutions, Inc.	8,854	173,627
FMC Corp.	4,216	282,345
Ginkgo Bioworks Holdings, Inc., Class A(x)*	55,365	100,211
Huntsman Corp.	6,927	169,019
International Flavors & Fragrances, Inc.	10,134	690,835
Linde plc	17,653	6,573,095
LyondellBasell Industries NV, Class A	10,269	972,474
Mosaic Co. (The)	13,132	467,499
NewMarket Corp.	247	112,395
Olin Corp.	5,123	256,047
PPG Industries, Inc.	6,979	905,874
RPM International, Inc.	4,082	387,014
Sherwin-Williams Co. (The)	1,577	402,214
Westlake Corp.	1,283	159,952

		21,624,247

Construction Materials (0.3%)
Eagle Materials, Inc.	484	80,596
Martin Marietta Materials, Inc.	2,451	1,006,086
Vulcan Materials Co.	4,102	828,686

		1,915,368

Containers & Packaging (0.6%)
Amcor plc	58,728	537,949
AptarGroup, Inc.	2,595	324,479
Ardagh Metal Packaging SA	398	1,246
Avery Dennison Corp.	2,150	392,741
Ball Corp.	12,227	608,660
Berry Global Group, Inc.	4,818	298,282
Crown Holdings, Inc.	4,209	372,412
Graphic Packaging Holding Co.	5,617	125,147
International Paper Co.	13,743	487,464
Packaging Corp. of America	3,511	539,114
Sealed Air Corp.	2,549	83,760
Silgan Holdings, Inc.	3,313	142,824
Sonoco Products Co.	3,878	210,769
Westrock Co.	10,079	360,828

		4,485,675

Metals & Mining (1.0%)
Alcoa Corp.	7,053	204,960
Cleveland-Cliffs, Inc.*	20,163	315,148
Freeport-McMoRan, Inc.	56,726	2,115,313
MP Materials Corp.*	4,126	78,807
Newmont Corp.	31,592	1,167,324
Nucor Corp.	9,994	1,562,562
Reliance Steel & Aluminum Co.	2,320	608,374
Royal Gold, Inc.	2,601	276,564
SSR Mining, Inc.	8,182	108,739
Steel Dynamics, Inc.	6,375	683,527
United States Steel Corp.(x)	8,924	289,851

		7,411,169

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,549	140,883

Total Materials		35,577,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (4.6%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	8,413	$454,975

Health Care REITs (0.4%)
Healthcare Realty Trust, Inc. (REIT), Class A	15,070	230,119
Healthpeak Properties, Inc. (REIT)	21,713	398,651
Medical Properties Trust, Inc. (REIT)(x)	23,549	128,342
Omega Healthcare Investors, Inc. (REIT)	9,292	308,123
Ventas, Inc. (REIT)	15,857	668,055
Welltower, Inc. (REIT)	19,727	1,616,036

		3,349,326

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	28,056	450,860
Park Hotels & Resorts, Inc. (REIT)	8,713	107,344

		558,204

Industrial REITs (0.7%)
Americold Realty Trust, Inc. (REIT)	10,714	325,813
EastGroup Properties, Inc. (REIT)	1,740	289,762
First Industrial Realty Trust, Inc. (REIT)(x)	5,236	249,181
Prologis, Inc. (REIT)	36,641	4,111,486
Rexford Industrial Realty, Inc. (REIT)	7,948	392,234
STAG Industrial, Inc. (REIT)	7,123	245,815

		5,614,291

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	6,807	681,381
Boston Properties, Inc. (REIT)	6,223	370,144
Cousins Properties, Inc. (REIT)	6,003	122,281
Highwoods Properties, Inc. (REIT)	4,127	85,057
Kilroy Realty Corp. (REIT)	4,627	146,260
Vornado Realty Trust (REIT)	7,012	159,032

		1,564,155

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	12,296	908,183
CoStar Group, Inc.*	9,147	703,313
Howard Hughes Holdings, Inc.*	1,335	98,964
Jones Lang LaSalle, Inc.*	1,880	265,418
Zillow Group, Inc., Class A*	2,192	98,180
Zillow Group, Inc., Class C*	6,129	282,914

		2,356,972

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	13,213	445,146
Apartment Income REIT Corp. (REIT), Class A	5,902	181,191
AvalonBay Communities, Inc. (REIT)	5,547	952,642
Camden Property Trust (REIT)	4,117	389,386
Equity LifeStyle Properties, Inc. (REIT)	4,744	302,240
Equity Residential (REIT)	14,805	869,201
Essex Property Trust, Inc. (REIT)	2,534	537,436
Invitation Homes, Inc. (REIT)	24,259	768,768
Mid-America Apartment Communities, Inc. (REIT)	4,608	592,819
Sun Communities, Inc. (REIT)	3,814	451,349
UDR, Inc. (REIT)	12,291	438,420

		5,928,598

Retail REITs (0.6%)
Agree Realty Corp. (REIT)	3,530	194,997
Brixmor Property Group, Inc. (REIT)	11,876	246,783
Federal Realty Investment Trust (REIT)	3,207	290,651
Kimco Realty Corp. (REIT)	24,012	422,371
NNN REIT, Inc. (REIT)	7,197	254,342
Realty Income Corp. (REIT)	26,242	1,310,526
Regency Centers Corp. (REIT)	6,755	401,517
Simon Property Group, Inc. (REIT)	10,073	1,088,186
Spirit Realty Capital, Inc. (REIT)	5,589	187,399

		4,396,772

Specialized REITs (1.4%)
Crown Castle, Inc. (REIT)	15,358	1,413,397
CubeSmart (REIT)	8,874	338,365
Digital Realty Trust, Inc. (REIT)	11,540	1,396,571
EPR Properties (REIT)	2,944	122,294
Equinix, Inc. (REIT)	1,847	1,341,402
Extra Space Storage, Inc. (REIT)	7,994	971,910
Gaming and Leisure Properties, Inc. (REIT)	9,985	454,817
Iron Mountain, Inc. (REIT)	5,804	345,048
Lamar Advertising Co. (REIT), Class A	789	65,858
National Storage Affiliates Trust (REIT)	3,166	100,489
Public Storage (REIT)	2,607	686,997
Rayonier, Inc. (REIT)	5,823	165,722
SBA Communications Corp. (REIT), Class A	3,832	767,051
VICI Properties, Inc. (REIT), Class A	39,849	1,159,606
Weyerhaeuser Co. (REIT)	29,071	891,317

		10,220,844

Total Real Estate		34,444,137

Utilities (4.8%)
Electric Utilities (3.1%)
Alliant Energy Corp.	9,971	483,095
American Electric Power Co., Inc.	20,451	1,538,324
Avangrid, Inc.	2,818	85,019
Constellation Energy Corp.	13,007	1,418,804
Duke Energy Corp.	30,613	2,701,903
Edison International	15,004	949,603
Entergy Corp.	8,401	777,092
Evergy, Inc.	8,837	448,036
Eversource Energy	13,837	804,622
Exelon Corp.	39,469	1,491,534
FirstEnergy Corp.	21,616	738,835
Hawaiian Electric Industries, Inc.	4,347	53,512
IDACORP, Inc.	2,003	187,581
NextEra Energy, Inc.	80,404	4,606,345
NRG Energy, Inc.	9,157	352,728
OGE Energy Corp.	7,931	264,340
PG&E Corp.*	71,516	1,153,553
Pinnacle West Capital Corp.	4,492	330,971
PPL Corp.	29,297	690,237
Southern Co. (The)	43,277	2,800,887
Xcel Energy, Inc.	21,874	1,251,630

		23,128,651

Gas Utilities (0.1%)
Atmos Energy Corp.	5,720	605,920
National Fuel Gas Co.	3,524	182,931
UGI Corp.	8,289	190,647

		979,498

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	10,311	156,727
Brookfield Renewable Corp., Class A	5,067	121,304
Clearway Energy, Inc., Class A	1,375	27,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Clearway Energy, Inc., Class C	3,249	$68,749
Vistra Corp.	10,560	350,381

		724,551

Multi-Utilities (1.3%)
Ameren Corp.	10,394	777,783
CenterPoint Energy, Inc.	25,050	672,592
CMS Energy Corp.	11,544	613,102
Consolidated Edison, Inc.	13,775	1,178,176
Dominion Energy, Inc.	33,191	1,482,642
DTE Energy Co.	8,178	811,912
NiSource, Inc.	16,405	404,875
Public Service Enterprise Group, Inc.	19,742	1,123,517
Sempra	25,018	1,701,975
WEC Energy Group, Inc.	12,526	1,008,969

		9,775,543

Water Utilities (0.2%)
American Water Works Co., Inc.	7,735	957,825
Essential Utilities, Inc.	9,633	330,701

		1,288,526

Total Utilities		35,896,769

Total Common Stocks (99.2%) (Cost $550,332,868)		742,161,045

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,002,718	3,002,718

Total Short-Term Investment (0.4%) (Cost $3,002,718)		3,002,718

Total Investments in Securities (99.6%) (Cost $553,335,586)		745,163,763
Other Assets Less Liabilities (0.4%)		3,181,557

Net Assets (100%)		$748,345,320

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $3,459,416. This was collateralized by $550,138 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/3/23 – 2/15/53 and by cash of $3,002,718 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	437,503	—	(387,526)	61,648	(111,625)	—	6,361	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	13	12/2023	USD	2,811,575	(117,024)
S&P Midcap 400 E-Mini Index	10	12/2023	USD	2,520,400	(81,200)

					(198,224)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$37,499,358	$—	$—	$37,499,358
Consumer Discretionary	36,828,107	—	—	36,828,107
Consumer Staples	61,721,174	—	—	61,721,174
Energy	68,010,032	—	—	68,010,032
Financials	153,259,637	—	—	153,259,637
Health Care	113,766,700	—	—	113,766,700
Industrials	97,652,871	—	—	97,652,871
Information Technology	67,504,918	—	—	67,504,918
Materials	35,577,342	—	—	35,577,342
Real Estate	34,444,137	—	—	34,444,137
Utilities	35,896,769	—	—	35,896,769
Short-Term Investment
Investment Company	3,002,718	—	—	3,002,718

Total Assets	$745,163,763	$—	$—	$745,163,763

Liabilities:
Futures	$(198,224)	$—	$—	$(198,224)

Total Liabilities	$(198,224)	$—	$—	$(198,224)

Total	$744,965,539	$—	$—	$744,965,539

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$242,772,551
Aggregate gross unrealized depreciation	(51,557,289)

Net unrealized appreciation	$191,215,262

Federal income tax cost of investments in securities and derivative instruments, if applicable	$553,750,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	724,102	$10,876,012
Frontier Communications Parent, Inc.*	23,928	374,473
Iridium Communications, Inc.	780	35,482
Verizon Communications, Inc.	474,729	15,385,967

		26,671,934

Entertainment (1.0%)
Activision Blizzard, Inc.	71,086	6,655,782
AMC Entertainment Holdings, Inc., Class A*	5,748	45,927
Electronic Arts, Inc.	26,793	3,225,877
Liberty Media Corp.-Liberty Formula One, Class A*	2,325	131,456
Liberty Media Corp.-Liberty Formula One, Class C*	18,960	1,181,208
Liberty Media Corp.-Liberty Live, Class A*	1,914	61,095
Liberty Media Corp.-Liberty Live, Class C*	4,564	146,504
Live Nation Entertainment, Inc.*	11,842	983,360
Madison Square Garden Sports Corp.	1,817	320,337
Playtika Holding Corp.*	345	3,322
Roku, Inc., Class A*	10,553	744,936
Take-Two Interactive Software, Inc.*	16,126	2,263,929
Walt Disney Co. (The)*	207,640	16,829,222
Warner Bros Discovery, Inc.*	215,476	2,340,070

		34,933,025

Interactive Media & Services (0.7%)
Alphabet, Inc., Class C*	129,244	17,040,821
IAC, Inc.*	7,241	364,874
Match Group, Inc.*	2,698	105,694
Meta Platforms, Inc., Class A*	23,269	6,985,587
TripAdvisor, Inc.*	10,854	179,959
ZoomInfo Technologies, Inc., Class A*	14,728	241,539

		24,918,474

Media (1.3%)
Cable One, Inc.	512	315,208
Charter Communications, Inc., Class A*	13,171	5,792,869
Comcast Corp., Class A	732,669	32,486,543
DISH Network Corp., Class A*	24,195	141,783
Fox Corp., Class A	25,918	808,642
Fox Corp., Class B	13,130	379,194
Interpublic Group of Cos., Inc. (The)	37,691	1,080,224
Liberty Broadband Corp., Class A*	1,278	116,183
Liberty Broadband Corp., Class C*	9,028	824,437
Liberty Media Corp.-Liberty SiriusXM*	15,010	382,155
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,258	184,716
New York Times Co. (The), Class A	15,784	650,301
News Corp., Class A	37,217	746,573
News Corp., Class B	11,381	237,521
Nexstar Media Group, Inc., Class A	2,197	314,984
Omnicom Group, Inc.	19,292	1,436,868
Paramount Global, Class A(x)	895	14,132
Paramount Global, Class B(x)	56,389	727,418
Sirius XM Holdings, Inc.(x)	62,969	284,620

		46,924,371

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	77,637	10,873,062

Total Communication Services		144,320,866

Consumer Discretionary (4.7%)
Automobile Components (0.3%)
Aptiv plc*	26,469	2,609,579
BorgWarner, Inc.	22,802	920,517
Cie Generale des Etablissements Michelin SCA (ADR)	433,712	6,609,771
Gentex Corp.	22,905	745,328
Lear Corp.	5,739	770,174
Phinia, Inc.	4,560	122,162
QuantumScape Corp., Class A(x)*	28,755	192,371

		11,969,902

Automobiles (0.5%)
Ford Motor Co.	476,598	5,919,347
General Motors Co.	134,279	4,427,179
Harley-Davidson, Inc.	12,804	423,300
Lucid Group, Inc.(x)*	72,821	407,070
Rivian Automotive, Inc., Class A*	64,821	1,573,854
Tesla, Inc.*	11,047	2,764,180
Thor Industries, Inc.	5,007	476,316

		15,991,246

Broadline Retail (0.4%)
Amazon.com, Inc.*	62,136	7,898,728
eBay, Inc.	94,907	4,184,450
Etsy, Inc.*	5,266	340,078
Kohl’s Corp.	10,801	226,389
Macy’s, Inc.	26,444	307,015
Nordstrom, Inc.(x)	11,152	166,611
Ollie’s Bargain Outlet Holdings, Inc.*	4,090	315,666

		13,438,937

Distributors (0.1%)
Genuine Parts Co.	13,716	1,980,316
LKQ Corp.	26,044	1,289,438

		3,269,754

Diversified Consumer Services (0.0%)†
ADT, Inc.	20,541	123,246
Bright Horizons Family Solutions, Inc.*	4,917	400,539
Grand Canyon Education, Inc.*	2,129	248,838
H&R Block, Inc.	5,224	224,945
Mister Car Wash, Inc.(x)*	7,315	40,306
Service Corp. International	9,130	521,688

		1,559,562

Hotels, Restaurants & Leisure (1.1%)
Aramark	22,890	794,283
Booking Holdings, Inc.*	892	2,750,883
Boyd Gaming Corp.	7,181	436,820
Caesars Entertainment, Inc.*	11,883	550,777
Carnival Corp.*	97,180	1,333,310
Cava Group, Inc.(x)*	357	10,935
Darden Restaurants, Inc.	6,291	900,997
DoorDash, Inc., Class A*	6,402	508,767
Expedia Group, Inc.*	15,110	1,557,388
Hilton Worldwide Holdings, Inc.	13,628	2,046,653
Hyatt Hotels Corp., Class A	29,327	3,111,008
Las Vegas Sands Corp.	2,200	100,848
Marriott International, Inc., Class A	24,792	4,873,116
Marriott Vacations Worldwide Corp.	3,570	359,249
McDonald’s Corp.	41,890	11,035,502
MGM Resorts International	28,607	1,051,593
Norwegian Cruise Line Holdings Ltd.*	31,362	516,846
Penn Entertainment, Inc.*	14,981	343,814
Planet Fitness, Inc., Class A*	4,357	214,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Restaurant Brands International, Inc.(x)	41,240	$2,747,409
Royal Caribbean Cruises Ltd.*	15,997	1,473,964
Travel + Leisure Co.	3,845	141,227
Vail Resorts, Inc.	3,368	747,325
Wyndham Hotels & Resorts, Inc.	7,633	530,799
Wynn Resorts Ltd.	9,535	881,129
Yum! Brands, Inc.	3,345	417,924

		39,436,843

Household Durables (1.0%)
DR Horton, Inc.	30,433	3,270,634
Garmin Ltd.	15,024	1,580,525
Leggett & Platt, Inc.	12,948	329,009
Lennar Corp., Class A	121,534	13,639,761
Lennar Corp., Class B(x)	1,315	134,432
Mohawk Industries, Inc.*	5,169	443,552
Newell Brands, Inc.	37,179	335,726
NVR, Inc.*	263	1,568,348
PulteGroup, Inc.	50,909	3,769,811
Sony Group Corp. (ADR)(x)	98,865	8,147,465
Tempur Sealy International, Inc.	12,997	563,290
Toll Brothers, Inc.	10,657	788,192
TopBuild Corp.*	2,895	728,382
Whirlpool Corp.	5,230	699,251

		35,998,378

Leisure Products (0.1%)
Brunswick Corp.	6,377	503,783
Hasbro, Inc.	12,772	844,740
Mattel, Inc.*	34,406	757,964
Polaris, Inc.	4,805	500,393

		2,606,880

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	5,803	324,562
AutoNation, Inc.*	15,429	2,335,951
AutoZone, Inc.*	1,278	3,246,107
Bath & Body Works, Inc.	40,684	1,375,119
Best Buy Co., Inc.	16,439	1,142,017
CarMax, Inc.*	14,577	1,031,031
Dick’s Sporting Goods, Inc.	5,440	590,675
GameStop Corp., Class A(x)*	26,178	430,890
Gap, Inc. (The)	18,995	201,917
GNC Holdings, Inc.(r)*	13,650	—
Lithia Motors, Inc., Class A	2,645	781,148
Lowe’s Cos., Inc.	70,530	14,658,955
Murphy USA, Inc.	102	34,856
O’Reilly Automotive, Inc.*	2,275	2,067,657
Penske Automotive Group, Inc.(x)	1,963	327,939
Petco Health & Wellness Co., Inc., Class A(x)*	8,012	32,769
RH*	1,411	373,012
Ross Stores, Inc.	2,201	248,603
Valvoline, Inc.	11,938	384,881
Victoria’s Secret & Co.*	4,171	69,572
Wayfair, Inc., Class A(x)*	5,226	316,539
Williams-Sonoma, Inc.	5,427	843,356

		30,817,556

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	11,165	587,391
Carter’s, Inc.	3,596	248,663
Columbia Sportswear Co.	3,493	258,831
NIKE, Inc., Class B	54,339	5,195,895
PVH Corp.	6,095	466,329
Ralph Lauren Corp., Class A	3,903	453,099
Skechers USA, Inc., Class A*	12,094	592,001
Tapestry, Inc.	86,346	2,482,448
Under Armour, Inc., Class A*	18,423	126,197
Under Armour, Inc., Class C*	19,757	126,050
VF Corp.(x)	34,170	603,784

		11,140,688

Total Consumer Discretionary		166,229,746

Consumer Staples (6.4%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	70	27,267
Brown-Forman Corp., Class A	985	57,229
Brown-Forman Corp., Class B	3,703	213,626
Coca-Cola Co. (The)	403,305	22,577,014
Constellation Brands, Inc., Class A	42,600	10,706,658
Diageo plc	137,341	5,084,066
Keurig Dr Pepper, Inc.	93,227	2,943,176
Molson Coors Beverage Co., Class B	17,088	1,086,626
PepsiCo, Inc.	77,521	13,135,158

		55,830,820

Consumer Staples Distribution & Retail (1.5%)
Albertsons Cos., Inc., Class A	37,216	846,664
BJ’s Wholesale Club Holdings, Inc.*	8,503	606,859
Casey’s General Stores, Inc.	3,116	846,056
Dollar Tree, Inc.*	20,395	2,171,048
Grocery Outlet Holding Corp.*	9,276	267,613
Kroger Co. (The)	85,970	3,847,157
Performance Food Group Co.*	7,938	467,231
Sysco Corp.	91,468	6,041,461
Target Corp.	33,750	3,731,738
US Foods Holding Corp.*	22,149	879,315
Walgreens Boots Alliance, Inc.	70,054	1,558,001
Walmart, Inc.#	197,530	31,590,973

		52,854,116

Food Products (1.1%)
Archer-Daniels-Midland Co.	66,519	5,016,863
Bunge Ltd.	14,600	1,580,450
Campbell Soup Co.	18,698	768,114
Conagra Brands, Inc.	46,512	1,275,359
Darling Ingredients, Inc.*	15,490	808,578
Flowers Foods, Inc.	18,366	407,358
Freshpet, Inc.*	3,236	213,188
General Mills, Inc.	57,462	3,676,993
Hershey Co. (The)	3,717	743,697
Hormel Foods Corp.	28,300	1,076,249
Ingredion, Inc.	6,446	634,286
J M Smucker Co. (The)	9,652	1,186,327
Kellogg Co.	25,406	1,511,911
Kraft Heinz Co. (The)	78,569	2,643,061
Lamb Weston Holdings, Inc.	796	73,598
McCormick & Co., Inc. (Non-Voting)	24,573	1,858,702
Mondelez International, Inc., Class A	133,062	9,234,503
Nestle SA (Registered)	50,863	5,764,492
Pilgrim’s Pride Corp.*	4,013	91,617
Post Holdings, Inc.*	5,229	448,335
Seaboard Corp.	25	93,825
Tyson Foods, Inc., Class A	27,167	1,371,662

		40,479,168

Household Products (1.4%)
Church & Dwight Co., Inc.	2,484	227,609
Colgate-Palmolive Co.	80,295	5,709,778
Kimberly-Clark Corp.	24,605	2,973,514
Procter & Gamble Co. (The)	254,974	37,190,508
Reckitt Benckiser Group plc	26,268	1,856,953
Reynolds Consumer Products, Inc.	5,308	136,044
Spectrum Brands Holdings, Inc.	3,924	307,445

		48,401,851

Personal Care Products (0.2%)
Coty, Inc., Class A*	35,213	386,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Estee Lauder Cos., Inc. (The), Class A	15,405	$2,226,793
Kenvue, Inc.	283,826	5,699,226
Olaplex Holdings, Inc.*	12,733	24,829

		8,337,135

Tobacco (0.6%)
Altria Group, Inc.	174,770	7,349,079
Philip Morris International, Inc.	151,854	14,058,643

		21,407,722

Total Consumer Staples		227,310,812

Energy (6.3%)
Energy Equipment & Services (0.6%)
Baker Hughes Co., Class A	243,441	8,598,336
Halliburton Co.	70,202	2,843,181
NOV, Inc.	38,344	801,389
Schlumberger NV	139,397	8,126,845
TechnipFMC plc	42,908	872,749

		21,242,500

Oil, Gas & Consumable Fuels (5.7%)
Antero Midstream Corp.	22,069	264,387
Antero Resources Corp.*	27,640	701,503
APA Corp.	3,458	142,124
Cameco Corp.	35,895	1,422,878
Cheniere Energy, Inc.	5,294	878,592
Chesapeake Energy Corp.	12,402	1,069,424
Chevron Corp.	188,581	31,798,528
ConocoPhillips	205,290	24,593,742
Coterra Energy, Inc.	393,182	10,635,573
Devon Energy Corp.	62,684	2,990,027
Diamondback Energy, Inc.	17,716	2,743,854
DT Midstream, Inc.	9,483	501,840
EOG Resources, Inc.	113,564	14,395,373
EQT Corp.	35,245	1,430,242
Exxon Mobil Corp.	437,132	51,397,981
Hess Corp.	12,014	1,838,142
HF Sinclair Corp.	13,799	785,577
Kinder Morgan, Inc.	191,830	3,180,541
Marathon Oil Corp.	60,769	1,625,571
Marathon Petroleum Corp.	41,484	6,278,189
Occidental Petroleum Corp.	68,237	4,427,217
ONEOK, Inc.	41,304	2,619,913
Ovintiv, Inc.	13,977	664,886
Phillips 66	107,166	12,875,995
Pioneer Natural Resources Co.	48,179	11,059,489
Range Resources Corp.	22,881	741,573
Southwestern Energy Co.*	107,223	691,588
Valero Energy Corp.	47,358	6,711,102
Williams Cos., Inc. (The)	119,117	4,013,052

		202,478,903

Total Energy		223,721,403

Financials (15.9%)
Banks (5.0%)
Bank of America Corp.	864,849	23,679,566
Bank OZK	10,551	391,126
BOK Financial Corp.	2,769	221,465
Citigroup, Inc.	288,377	11,860,946
Citizens Financial Group, Inc.	46,304	1,240,947
Columbia Banking System, Inc.	20,320	412,496
Comerica, Inc.	30,022	1,247,414
Commerce Bancshares, Inc.	85,541	4,104,257
Cullen/Frost Bankers, Inc.	62,460	5,696,977
East West Bancorp, Inc.	13,727	723,550
Fifth Third Bancorp	66,374	1,681,253
First Citizens BancShares, Inc., Class A	2,477	3,418,508
First Hawaiian, Inc.	12,430	224,361
First Horizon Corp.	54,334	598,761
FNB Corp.	34,942	377,024
Huntington Bancshares, Inc.	140,638	1,462,635
JPMorgan Chase & Co.	383,623	55,633,007
KeyCorp	91,083	980,053
M&T Bank Corp.	16,174	2,045,202
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	661,449	5,615,702
New York Community Bancorp, Inc.	69,605	789,321
NU Holdings Ltd., Class A*	71,051	515,120
Pinnacle Financial Partners, Inc.	7,353	492,945
PNC Financial Services Group, Inc. (The)	115,957	14,236,041
Popular, Inc.	6,877	433,320
Prosperity Bancshares, Inc.	8,512	464,585
Regions Financial Corp.	91,391	1,571,925
Synovus Financial Corp.	14,133	392,897
Truist Financial Corp.	173,626	4,967,440
US Bancorp	368,908	12,196,098
Webster Financial Corp.	16,967	683,940
Wells Fargo & Co.	491,627	20,087,879
Western Alliance Bancorp	10,566	485,719
Wintrust Financial Corp.	5,945	448,848
Zions Bancorp NA	14,220	496,136

		179,877,464

Capital Markets (3.8%)
Affiliated Managers Group, Inc.	3,484	454,105
Ameriprise Financial, Inc.	36,161	11,921,558
Bank of New York Mellon Corp. (The)	101,881	4,345,225
BlackRock, Inc.	20,076	12,978,933
Blackstone, Inc.	76,468	8,192,782
Blue Owl Capital, Inc., Class A	37,168	481,697
Carlyle Group, Inc. (The)	20,620	621,899
Cboe Global Markets, Inc.	10,283	1,606,307
Charles Schwab Corp. (The)	145,022	7,961,708
CME Group, Inc.	35,129	7,033,528
Coinbase Global, Inc., Class A(x)*	16,294	1,223,354
Evercore, Inc., Class A	3,479	479,685
Franklin Resources, Inc.	27,823	683,889
Goldman Sachs Group, Inc. (The)	35,751	11,567,951
Houlihan Lokey, Inc., Class A	4,579	490,502
Interactive Brokers Group, Inc., Class A	9,880	855,213
Intercontinental Exchange, Inc.	55,383	6,093,238
Invesco Ltd.	35,498	515,431
Janus Henderson Group plc	13,083	337,803
Jefferies Financial Group, Inc.	18,586	680,805
KKR & Co., Inc.	88,520	5,452,832
Lazard Ltd., Class A	10,696	331,683
Moody’s Corp.	1,366	431,888
Morgan Stanley	237,407	19,389,030
MSCI, Inc., Class A	3,755	1,926,615
Nasdaq, Inc.	131,601	6,394,493
Northern Trust Corp.	35,483	2,465,359
Raymond James Financial, Inc.	18,501	1,858,055
Robinhood Markets, Inc., Class A*	64,891	636,581
S&P Global, Inc.	28,785	10,518,327
SEI Investments Co.	9,944	598,927
State Street Corp.	31,112	2,083,260
Stifel Financial Corp.	10,032	616,366
T. Rowe Price Group, Inc.	21,569	2,261,941
TPG, Inc., Class A	4,453	134,124
Tradeweb Markets, Inc., Class A	7,326	587,545
Virtu Financial, Inc., Class A	8,732	150,802
XP, Inc., Class A	29,774	686,291

		135,049,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.9%)
Ally Financial, Inc.	26,448	$705,633
American Express Co.	79,866	11,915,208
Capital One Financial Corp.	121,457	11,787,402
Credit Acceptance Corp.(x)*	626	288,035
Discover Financial Services	24,397	2,113,512
OneMain Holdings, Inc.	10,963	439,507
SLM Corp.	13,320	181,418
SoFi Technologies, Inc.(x)*	89,663	716,407
Synchrony Financial	86,568	2,646,384

		30,793,506

Financial Services (2.5%)
Affirm Holdings, Inc., Class A*	21,263	452,264
Berkshire Hathaway, Inc., Class B*	183,484	64,274,445
Block, Inc., Class A*	33,300	1,473,858
Corebridge Financial, Inc.	14,457	285,526
Euronet Worldwide, Inc.*	2,316	183,844
Fidelity National Information Services, Inc.	74,996	4,145,029
Fiserv, Inc.*	43,135	4,872,530
FleetCor Technologies, Inc.*	492	125,627
Global Payments, Inc.	25,585	2,952,253
Jack Henry & Associates, Inc.	4,856	733,936
Mastercard, Inc., Class A	8,855	3,505,783
MGIC Investment Corp.	27,817	464,266
PayPal Holdings, Inc.*	15,280	893,269
Rocket Cos., Inc., Class A(x)*	7,853	64,237
TFS Financial Corp.	4,894	57,847
UWM Holdings Corp., Class A(x)	5,824	28,246
Visa, Inc., Class A	15,126	3,479,131
Voya Financial, Inc.	9,575	636,259
Western Union Co. (The)	112,187	1,478,625
WEX, Inc.*	2,265	426,024

		90,532,999

Insurance (3.6%)
Aflac, Inc.	58,867	4,518,042
Allstate Corp. (The)	25,652	2,857,889
American Financial Group, Inc.	7,111	794,085
American International Group, Inc.	96,488	5,847,173
Aon plc, Class A	48,599	15,756,768
Arch Capital Group Ltd.*	30,044	2,394,807
Arthur J Gallagher & Co.	19,550	4,456,032
Assurant, Inc.	5,169	742,165
Assured Guaranty Ltd.	5,554	336,128
Axis Capital Holdings Ltd.	7,597	428,243
Brighthouse Financial, Inc.*	5,849	286,250
Brown & Brown, Inc.	14,141	987,607
Chubb Ltd.	76,681	15,963,451
Cincinnati Financial Corp.	15,011	1,535,475
CNA Financial Corp.	2,543	100,067
Everest Group Ltd.	3,623	1,346,560
Fidelity National Financial, Inc.	25,361	1,047,409
First American Financial Corp.	9,794	553,263
Globe Life, Inc.	8,588	933,773
Hanover Insurance Group, Inc. (The)	3,469	384,990
Hartford Financial Services Group, Inc. (The)	45,002	3,191,092
Kemper Corp.	5,883	247,263
Lincoln National Corp.	14,981	369,881
Loews Corp.	34,760	2,200,656
Markel Group, Inc.*	1,285	1,892,150
Marsh & McLennan Cos., Inc.	58,918	11,212,095
MetLife, Inc.	90,623	5,701,093
Old Republic International Corp.	26,254	707,283
Primerica, Inc.	1,244	241,348
Principal Financial Group, Inc.	23,639	1,703,663
Progressive Corp. (The)	122,771	17,102,000
Prudential Financial, Inc.	35,899	3,406,456
Reinsurance Group of America, Inc.	11,472	1,665,620
RenaissanceRe Holdings Ltd.	3,608	714,095
RLI Corp.	3,062	416,095
Travelers Cos., Inc. (The)	55,425	9,051,457
Unum Group	19,208	944,842
W R Berkley Corp.	19,793	1,256,658
White Mountains Insurance Group Ltd.	242	361,957
Willis Towers Watson plc	17,563	3,669,964

		127,325,845

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)(x)	58,060	548,086
Annaly Capital Management, Inc. (REIT)	48,260	907,771
Rithm Capital Corp. (REIT)	47,087	437,438
Starwood Property Trust, Inc. (REIT)(x)	28,800	557,280

		2,450,575

Total Financials		566,030,121

Health Care (12.2%)
Biotechnology (1.6%)
AbbVie, Inc.	48,748	7,266,377
Alnylam Pharmaceuticals, Inc.*	2,384	422,206
Amgen, Inc.	60,279	16,200,584
Biogen, Inc.*	14,090	3,621,271
BioMarin Pharmaceutical, Inc.*	16,137	1,427,802
Exact Sciences Corp.*	11,398	777,572
Exelixis, Inc.*	8,213	179,454
Gilead Sciences, Inc.	152,810	11,451,582
Horizon Therapeutics plc*	2,541	293,968
Incyte Corp.*	4,721	272,732
Ionis Pharmaceuticals, Inc.*	1,934	87,726
Karuna Therapeutics, Inc.*	368	62,225
Mirati Therapeutics, Inc.*	4,461	194,321
Moderna, Inc.*	34,481	3,561,543
Regeneron Pharmaceuticals, Inc.*	9,448	7,775,326
Roivant Sciences Ltd.*	1,834	21,421
United Therapeutics Corp.*	4,413	996,764
Vertex Pharmaceuticals, Inc.*	2,143	745,207

		55,358,081

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	200,314	19,400,411
Alcon, Inc.	99,639	7,678,181
Baxter International, Inc.	49,435	1,865,677
Becton Dickinson & Co.	27,729	7,168,778
Boston Scientific Corp.*	198,160	10,462,848
Cooper Cos., Inc. (The)	4,750	1,510,548
Dentsply Sirona, Inc.	20,663	705,848
Enovis Corp.*	5,125	270,241
Envista Holdings Corp.*	16,002	446,136
GE HealthCare Technologies, Inc.	35,238	2,397,594
Globus Medical, Inc., Class A*	8,293	411,747
Hologic, Inc.*	23,757	1,648,736
ICU Medical, Inc.*	1,976	235,164
Integra LifeSciences Holdings Corp.*	6,981	266,604
Medtronic plc	294,067	23,043,090
QuidelOrtho Corp.*	5,222	381,415
STERIS plc	9,699	2,128,155
Stryker Corp.	25,930	7,085,891
Tandem Diabetes Care, Inc.*	5,447	113,134
Teleflex, Inc.	4,593	902,111
Zimmer Biomet Holdings, Inc.	36,251	4,068,087

		92,190,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	8,766	$616,337
agilon health, Inc.*	3,067	54,470
Amedisys, Inc.*	3,131	292,435
Cardinal Health, Inc.	29,168	2,532,366
Centene Corp.*	126,428	8,708,361
Chemed Corp.	409	212,557
Cigna Group (The)	69,896	19,995,149
CVS Health Corp.	134,785	9,410,689
Elevance Health, Inc.	20,111	8,756,731
Encompass Health Corp.	8,994	604,037
HCA Healthcare, Inc.	21,616	5,317,104
Henry Schein, Inc.*	12,741	946,019
Humana, Inc.	8,271	4,024,007
Laboratory Corp. of America Holdings	34,100	6,855,805
McKesson Corp.	30,390	13,215,091
Molina Healthcare, Inc.*	2,576	844,645
Premier, Inc., Class A	11,590	249,185
Quest Diagnostics, Inc.	10,950	1,334,367
R1 RCM, Inc.*	14,942	225,176
Tenet Healthcare Corp.*	9,866	650,071
UnitedHealth Group, Inc.	29,541	14,894,277
Universal Health Services, Inc., Class B	5,923	744,699

		100,483,578

Health Care Technology (0.0%)†
Certara, Inc.*	7,446	108,265
Doximity, Inc., Class A*	6,604	140,137
Teladoc Health, Inc.*	15,926	296,064

		544,466

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	5,401	603,940
Avantor, Inc.*	65,967	1,390,584
Azenta, Inc.*	6,278	315,093
Bio-Rad Laboratories, Inc., Class A*	2,054	736,256
Bio-Techne Corp.	867	59,017
Charles River Laboratories International, Inc.*	4,961	972,257
Danaher Corp.	110,944	27,525,206
Fortrea Holdings, Inc.(x)*	8,651	247,332
ICON plc*	6,781	1,669,821
Illumina, Inc.*	10,855	1,490,174
IQVIA Holdings, Inc.*	1,316	258,923
Maravai LifeSciences Holdings, Inc., Class A*	4,520	45,200
QIAGEN NV*	22,229	900,275
Repligen Corp.*	3,028	481,482
Revvity, Inc.	12,346	1,366,702
Sotera Health Co.(x)*	2,866	42,933
Thermo Fisher Scientific, Inc.	32,363	16,381,180

		54,486,375

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	236,405	13,720,946
Catalent, Inc.*	17,581	800,463
Elanco Animal Health, Inc.*	47,898	538,374
Jazz Pharmaceuticals plc*	2,876	372,269
Johnson & Johnson#	301,026	46,884,800
Merck & Co., Inc.	372,760	38,375,642
Organon & Co.	24,969	433,462
Perrigo Co. plc	13,186	421,293
Pfizer, Inc.#	771,649	25,595,597
Roche Holding AG	4,122	1,127,825
Roche Holding AG (ADR)	52,339	1,775,862
Royalty Pharma plc, Class A	36,303	985,263
Viatris, Inc.	116,960	1,153,226

		132,185,022

Total Health Care		435,247,918

Industrials (10.3%)
Aerospace & Defense (2.0%)
Boeing Co. (The)*	47,142	9,036,179
BWX Technologies, Inc.	7,398	554,702
Curtiss-Wright Corp.	3,728	729,309
General Dynamics Corp.	87,078	19,241,626
HEICO Corp.	437	70,763
HEICO Corp., Class A	773	99,887
Hexcel Corp.	8,237	536,558
Howmet Aerospace, Inc.	37,086	1,715,227
Huntington Ingalls Industries, Inc.	3,831	783,746
L3Harris Technologies, Inc.	18,500	3,221,220
Lockheed Martin Corp.	2,315	946,742
Mercury Systems, Inc.*	4,845	179,701
Northrop Grumman Corp.	31,521	13,875,229
RTX Corp.	180,506	12,991,017
Spirit AeroSystems Holdings, Inc., Class A*	36,447	588,255
Textron, Inc.	19,335	1,510,837
TransDigm Group, Inc.*	4,261	3,592,577
Woodward, Inc.	5,781	718,347

		70,391,922

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	24,730	2,129,995
Expeditors International of Washington, Inc.	12,865	1,474,715
FedEx Corp.	22,687	6,010,240
GXO Logistics, Inc.*	11,437	670,780
United Parcel Service, Inc., Class B	51,232	7,985,532

		18,271,262

Building Products (0.8%)
A.O. Smith Corp.	10,712	708,385
Allegion plc	643	67,001
Armstrong World Industries, Inc.	3,098	223,056
AZEK Co., Inc. (The), Class A*	12,891	383,378
Builders FirstSource, Inc.*	42,076	5,238,041
Carlisle Cos., Inc.	4,851	1,257,670
Carrier Global Corp.	81,485	4,497,972
Fortune Brands Innovations, Inc.	12,356	768,049
Hayward Holdings, Inc.*	12,974	182,933
Johnson Controls International plc	110,865	5,899,127
Lennox International, Inc.	3,124	1,169,751
Masco Corp.	21,983	1,174,991
Owens Corning	8,777	1,197,271
Trane Technologies plc	30,516	6,192,001

		28,959,626

Commercial Services & Supplies (0.2%)
Cintas Corp.	932	448,301
Clean Harbors, Inc.*	4,946	827,763
Driven Brands Holdings, Inc.*	6,073	76,459
MSA Safety, Inc.	2,993	471,846
RB Global, Inc.	4,173	260,813
Republic Services, Inc., Class A	20,200	2,878,702
Stericycle, Inc.*	9,000	402,390
Tetra Tech, Inc.	4,242	644,911
Waste Management, Inc.	4,019	612,656

		6,623,841

Construction & Engineering (0.2%)
AECOM	12,797	1,062,663
EMCOR Group, Inc.	2,997	630,539
MasTec, Inc.*	14,216	1,023,125
MDU Resources Group, Inc.	19,748	386,666
Quanta Services, Inc.	10,360	1,938,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Valmont Industries, Inc.	1,894	$454,958
WillScot Mobile Mini Holdings Corp.*	14,380	598,064

		6,094,060

Electrical Equipment (1.1%)
Acuity Brands, Inc.	6,950	1,183,654
AMETEK, Inc.	22,493	3,323,566
Eaton Corp. plc	95,283	20,321,958
Emerson Electric Co.	61,731	5,961,363
Generac Holdings, Inc.*	5,945	647,767
Hubbell, Inc., Class B	2,849	892,905
nVent Electric plc	16,080	852,079
Plug Power, Inc.(x)*	51,389	390,556
Regal Rexnord Corp.	15,628	2,232,929
Sensata Technologies Holding plc	30,319	1,146,665
Sunrun, Inc.(x)*	20,625	259,050
Vertiv Holdings Co., Class A	31,105	1,157,106

		38,369,598

Ground Transportation (0.9%)
Avis Budget Group, Inc.*	1,310	235,394
Canadian National Railway Co.	16,223	1,757,438
CSX Corp.	216,144	6,646,428
Hertz Global Holdings, Inc.*	13,142	160,990
JB Hunt Transport Services, Inc.	6,462	1,218,216
Knight-Swift Transportation Holdings, Inc., Class A	15,266	765,590
Landstar System, Inc.	713	126,158
Lyft, Inc., Class A*	36,824	388,125
Norfolk Southern Corp.	22,228	4,377,360
Old Dominion Freight Line, Inc.	666	272,487
Ryder System, Inc.	4,391	469,617
Saia, Inc.*	2,310	920,882
Schneider National, Inc., Class B	5,353	148,225
U-Haul Holding Co. (Nasdaq Stock Exchange)*	464	25,320
U-Haul Holding Co. (New York stock exchange)	6,040	316,436
Union Pacific Corp.	71,865	14,633,870
XPO, Inc.*	11,134	831,264

		33,293,800

Industrial Conglomerates (1.1%)
3M Co.	53,795	5,036,288
General Electric Co.	106,083	11,727,476
Honeywell International, Inc.	131,419	24,278,346

		41,042,110

Machinery (2.4%)
AGCO Corp.	6,117	723,519
Allison Transmission Holdings, Inc.	8,017	473,484
Caterpillar, Inc.	12,633	3,448,809
CNH Industrial NV	95,554	1,156,203
Crane Co.	4,689	416,571
Cummins, Inc.	13,867	3,168,055
Deere & Co.	1,716	647,584
Donaldson Co., Inc.	6,923	412,888
Dover Corp.	13,640	1,902,916
Esab Corp.	5,514	387,193
Flowserve Corp.	12,784	508,420
Fortive Corp.	34,583	2,564,675
Gates Industrial Corp. plc*	10,338	120,024
Graco, Inc.	9,654	703,584
IDEX Corp.	6,793	1,413,080
Illinois Tool Works, Inc.	26,186	6,030,898
Ingersoll Rand, Inc.	39,580	2,522,038
ITT, Inc.	8,077	790,819
Lincoln Electric Holdings, Inc.	355	64,535
Middleby Corp. (The)*	5,199	665,472
Nordson Corp.	5,591	1,247,744
Oshkosh Corp.	60,877	5,809,492
Otis Worldwide Corp.	52,702	4,232,498
PACCAR, Inc.	151,652	12,893,453
Parker-Hannifin Corp.	43,948	17,118,625
Pentair plc	16,039	1,038,525
RBC Bearings, Inc.*	2,763	646,901
Snap-on, Inc.	5,088	1,297,745
Stanley Black & Decker, Inc.	14,969	1,251,109
Timken Co. (The)	6,108	448,877
Westinghouse Air Brake Technologies Corp.#	17,435	1,852,817
Xylem, Inc.	99,436	9,051,659

		85,010,212

Marine Transportation (0.0%)†
Kirby Corp.*	5,822	482,062

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	12,252	454,304
American Airlines Group, Inc.*	39,939	511,618
Delta Air Lines, Inc.	59,555	2,203,535
Southwest Airlines Co.	58,125	1,573,444
United Airlines Holdings, Inc.*	31,939	1,351,020

		6,093,921

Professional Services (0.6%)
Automatic Data Processing, Inc.	5,746	1,382,373
Broadridge Financial Solutions, Inc.	1,879	336,435
CACI International, Inc., Class A*	2,205	692,216
Ceridian HCM Holding, Inc.*	13,178	894,127
Clarivate plc*	46,000	308,660
Concentrix Corp.	4,291	343,752
Dun & Bradstreet Holdings, Inc.	26,624	265,974
Equifax, Inc.	21,856	4,003,582
FTI Consulting, Inc.*	2,651	472,965
Genpact Ltd.	13,160	476,392
Jacobs Solutions, Inc.	12,301	1,679,087
KBR, Inc.	8,408	495,568
Leidos Holdings, Inc.	13,346	1,229,967
ManpowerGroup, Inc.	4,923	360,954
Paycor HCM, Inc.*	2,927	66,823
Robert Half, Inc.	61,749	4,524,967
Science Applications International Corp.	5,252	554,296
SS&C Technologies Holdings, Inc.	21,245	1,116,212
TransUnion	18,880	1,355,395

		20,559,745

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	10,111	398,475
Core & Main, Inc., Class A*	10,541	304,108
Fastenal Co.	14,016	765,834
Ferguson plc	19,089	3,139,568
MSC Industrial Direct Co., Inc., Class A	4,489	440,595
SiteOne Landscape Supply, Inc.*	2,945	481,360
United Rentals, Inc.	5,334	2,371,336
Watsco, Inc.	2,437	920,504
WESCO International, Inc.	4,325	622,021

		9,443,801

Total Industrials		364,635,960

Information Technology (10.5%)
Communications Equipment (0.8%)
Ciena Corp.*	14,498	685,175
Cisco Systems, Inc.	434,581	23,363,075
F5, Inc.*	5,892	949,437
Juniper Networks, Inc.	31,114	864,658
Lumentum Holdings, Inc.*	6,678	301,712
Motorola Solutions, Inc.	1,293	352,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ubiquiti, Inc.	63	$9,154
Viasat, Inc.*	11,423	210,869

		26,736,086

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	28,344	2,380,613
Arrow Electronics, Inc.*	19,783	2,477,623
Avnet, Inc.	8,881	427,975
CDW Corp.	767	154,750
Cognex Corp.	16,885	716,599
Coherent Corp.*	11,649	380,223
Corning, Inc.	74,382	2,266,420
Crane NXT Co.	4,701	261,235
IPG Photonics Corp.*	2,931	297,614
Jabil, Inc.	4,639	588,643
Keysight Technologies, Inc.*	12,910	1,708,122
Littelfuse, Inc.	2,365	584,912
National Instruments Corp.	2,792	166,459
TD SYNNEX Corp.	4,062	405,631
Teledyne Technologies, Inc.*	23,467	9,588,147
Trimble, Inc.*	24,090	1,297,487
Vontier Corp.	10,069	311,333
Zebra Technologies Corp., Class A*	4,103	970,483

		24,984,269

IT Services (0.9%)
Accenture plc, Class A	23,976	7,363,269
Akamai Technologies, Inc.*	15,045	1,602,894
Amdocs Ltd.	11,629	982,534
Cognizant Technology Solutions Corp., Class A	49,683	3,365,527
DXC Technology Co.*	20,547	427,994
GoDaddy, Inc., Class A*	5,938	442,262
International Business Machines Corp.	88,910	12,474,073
Kyndryl Holdings, Inc.*	22,195	335,145
Okta, Inc., Class A*	13,743	1,120,192
Twilio, Inc., Class A*	13,819	808,826
VeriSign, Inc.*	15,400	3,118,962

		32,041,678

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	67,601	6,950,735
Analog Devices, Inc.	84,415	14,780,222
Applied Materials, Inc.	36,365	5,034,734
Broadcom, Inc.	2,811	2,334,760
Cirrus Logic, Inc.*	5,395	399,014
Entegris, Inc.	13,840	1,299,714
First Solar, Inc.*	10,406	1,681,506
GLOBALFOUNDRIES, Inc.(x)*	7,667	446,143
Intel Corp.	459,456	16,333,661
KLA Corp.	17,387	7,974,721
Lam Research Corp.	13,289	8,329,146
Marvell Technology, Inc.	83,586	4,524,510
Microchip Technology, Inc.	142,750	11,141,637
Micron Technology, Inc.	116,401	7,918,760
MKS Instruments, Inc.	6,487	561,385
NVIDIA Corp.	18,745	8,153,888
NXP Semiconductors NV	49,114	9,818,871
ON Semiconductor Corp.*	42,169	3,919,609
Qorvo, Inc.*	19,891	1,898,994
QUALCOMM, Inc.	82,787	9,194,324
Skyworks Solutions, Inc.	15,546	1,532,680
Teradyne, Inc.	2,545	255,671
Texas Instruments, Inc.	89,654	14,255,883
Universal Display Corp.	2,502	392,789
Wolfspeed, Inc.*	12,120	461,772

		139,595,129

Software (3.2%)
Adobe, Inc.*	31,507	16,065,419
ANSYS, Inc.*	33,834	10,067,307
AppLovin Corp., Class A*	15,256	609,630
Aspen Technology, Inc.*	2,727	557,017
Autodesk, Inc.*	39,625	8,198,809
Bentley Systems, Inc., Class B	1,371	68,769
BILL Holdings, Inc.*	10,027	1,088,632
CCC Intelligent Solutions Holdings, Inc.*	19,662	262,488
Dolby Laboratories, Inc., Class A	5,782	458,281
Dropbox, Inc., Class A*	2,801	76,271
Gen Digital, Inc.	148,437	2,624,366
Guidewire Software, Inc.*	7,972	717,480
HashiCorp, Inc., Class A*	3,003	68,559
Informatica, Inc., Class A*	3,827	80,635
Microsoft Corp.	126,609	39,976,792
nCino, Inc.*	6,211	197,510
NCR Corp.*	12,468	336,262
Nutanix, Inc., Class A*	16,997	592,855
Oracle Corp.	162,601	17,222,698
PTC, Inc.*	5,343	756,996
Roper Technologies, Inc.	10,340	5,007,455
Salesforce, Inc.*	29,532	5,988,499
SentinelOne, Inc., Class A*	19,477	328,382
Tyler Technologies, Inc.*	993	383,437
UiPath, Inc., Class A*	8,555	146,376
Unity Software, Inc.*	17,026	534,446
Zoom Video Communications, Inc., Class A*	24,534	1,715,908

		114,131,279

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	158,334	27,108,364
Hewlett Packard Enterprise Co.	126,477	2,196,905
HP, Inc.	67,263	1,728,659
NetApp, Inc.	12,406	941,367
Pure Storage, Inc., Class A*	5,993	213,471
Western Digital Corp.*	59,638	2,721,282

		34,910,048

Total Information Technology		372,398,489

Materials (4.1%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	21,698	6,149,213
Albemarle Corp.	11,448	1,946,618
Ashland, Inc.	4,635	378,587
Axalta Coating Systems Ltd.*	19,313	519,520
Celanese Corp., Class A	9,662	1,212,774
CF Industries Holdings, Inc.	19,115	1,638,920
Chemours Co. (The)	14,529	407,538
Corteva, Inc.	325,431	16,649,050
Dow, Inc.	69,222	3,569,086
DuPont de Nemours, Inc.	117,888	8,793,266
Eastman Chemical Co.	11,591	889,262
Ecolab, Inc.	48,559	8,225,895
Element Solutions, Inc.	21,814	427,773
FMC Corp.	10,389	695,751
Ginkgo Bioworks Holdings, Inc., Class A(x)*	136,400	246,884
Huntsman Corp.	16,530	403,332
International Flavors & Fragrances, Inc.	24,968	1,702,069
Linde plc	43,490	16,193,502
LyondellBasell Industries NV, Class A	98,192	9,298,782
Mosaic Co. (The)	32,354	1,151,802
NewMarket Corp.	609	277,119
Olin Corp.	12,621	630,798
PPG Industries, Inc.	36,815	4,778,587
RPM International, Inc.	92,351	8,755,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co. (The)	16,603	$4,234,595
Westlake Corp.	3,163	394,331

		99,570,852

Construction Materials (0.4%)
Eagle Materials, Inc.	1,175	195,661
Martin Marietta Materials, Inc.	31,688	13,007,290
Vulcan Materials Co.	10,105	2,041,412

		15,244,363

Containers & Packaging (0.3%)
Amcor plc	144,685	1,325,315
AptarGroup, Inc.	6,394	799,506
Ardagh Metal Packaging SA	981	3,071
Avery Dennison Corp.	5,297	967,603
Ball Corp.	30,123	1,499,523
Berry Global Group, Inc.	11,655	721,561
Crown Holdings, Inc.	10,370	917,538
Graphic Packaging Holding Co.	13,839	308,333
International Paper Co.	33,858	1,200,943
Packaging Corp. of America	8,650	1,328,207
Sealed Air Corp.	6,282	206,426
Silgan Holdings, Inc.	8,164	351,950
Sonoco Products Co.	9,555	519,314
Westrock Co.	24,833	889,021

		11,038,311

Metals & Mining (0.6%)
Alcoa Corp.	17,376	504,947
ATI, Inc.*	52,980	2,180,127
Cleveland-Cliffs, Inc.*	49,676	776,436
Freeport-McMoRan, Inc.	139,753	5,211,389
MP Materials Corp.*	10,165	194,151
Newmont Corp.	77,831	2,875,855
Nucor Corp.	24,621	3,849,493
Reliance Steel & Aluminum Co.	5,716	1,498,907
Royal Gold, Inc.	6,409	681,469
SSR Mining, Inc.	20,159	267,913
Steel Dynamics, Inc.	15,707	1,684,105
United States Steel Corp.(x)	21,647	703,095

		20,427,887

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	6,280	347,096

Total Materials		146,628,509

Real Estate (3.1%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	20,726	1,120,862

Health Care REITs (0.2%)
Healthcare Realty Trust, Inc. (REIT), Class A	37,127	566,929
Healthpeak Properties, Inc. (REIT)	53,494	982,150
Medical Properties Trust, Inc. (REIT)(x)	58,016	316,187
Omega Healthcare Investors, Inc. (REIT)	22,893	759,132
Ventas, Inc. (REIT)	39,068	1,645,935
Welltower, Inc. (REIT)	48,601	3,981,394

		8,251,727

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	69,120	1,110,758
Park Hotels & Resorts, Inc. (REIT)	20,871	257,131

		1,367,889

Industrial REITs (0.7%)
Americold Realty Trust, Inc. (REIT)	26,395	802,672
EastGroup Properties, Inc. (REIT)	4,286	713,748
First Industrial Realty Trust, Inc. (REIT)	12,901	613,959
Prologis, Inc. (REIT)	170,009	19,076,710
Rexford Industrial Realty, Inc. (REIT)	20,121	992,971
STAG Industrial, Inc. (REIT)	17,550	605,650

		22,805,710

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	16,772	1,678,877
Boston Properties, Inc. (REIT)	15,333	912,007
Cousins Properties, Inc. (REIT)	14,789	301,252
Highwoods Properties, Inc. (REIT)	10,169	209,583
Kilroy Realty Corp. (REIT)	11,400	360,354
Vornado Realty Trust (REIT)	17,275	391,797

		3,853,870

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	30,295	2,237,589
CoStar Group, Inc.*	22,535	1,732,716
Howard Hughes Holdings, Inc.*	3,290	243,888
Jones Lang LaSalle, Inc.*	4,632	653,946
Zillow Group, Inc., Class A*	5,403	242,000
Zillow Group, Inc., Class C*	15,100	697,016

		5,807,155

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	32,552	1,096,677
Apartment Income REIT Corp. (REIT), Class A	14,542	446,439
AvalonBay Communities, Inc. (REIT)	13,859	2,380,145
Camden Property Trust (REIT)	10,143	959,325
Equity LifeStyle Properties, Inc. (REIT)	108,883	6,936,936
Equity Residential (REIT)	36,476	2,141,506
Essex Property Trust, Inc. (REIT)	6,242	1,323,866
Invitation Homes, Inc. (REIT)	59,765	1,893,953
Mid-America Apartment Communities, Inc. (REIT)	11,352	1,460,435
Sun Communities, Inc. (REIT)	9,396	1,111,922
UDR, Inc. (REIT)	30,282	1,080,159

		20,831,363

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	8,982	496,166
Brixmor Property Group, Inc. (REIT)	29,258	607,981
Federal Realty Investment Trust (REIT)	7,903	716,249
Kimco Realty Corp. (REIT)	59,157	1,040,572
NNN REIT, Inc. (REIT)	17,733	626,684
Realty Income Corp. (REIT)	65,892	3,290,646
Regency Centers Corp. (REIT)	17,663	1,049,889
Simon Property Group, Inc. (REIT)	24,817	2,680,980
Spirit Realty Capital, Inc. (REIT)	13,771	461,742

		10,970,909

Specialized REITs (1.0%)
Crown Castle, Inc. (REIT)	90,889	8,364,515
CubeSmart (REIT)	55,806	2,127,883
Digital Realty Trust, Inc. (REIT)	29,203	3,534,147
EPR Properties (REIT)	7,254	301,331
Equinix, Inc. (REIT)	4,548	3,303,030
Extra Space Storage, Inc. (REIT)	20,451	2,486,432
Gaming and Leisure Properties, Inc. (REIT)	24,600	1,120,530
Iron Mountain, Inc. (REIT)	14,300	850,135
Lamar Advertising Co. (REIT), Class A	1,945	162,349
National Storage Affiliates Trust (REIT)	7,801	247,604
Public Storage (REIT)	11,112	2,928,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rayonier, Inc. (REIT)	14,347	$408,316
SBA Communications Corp. (REIT), Class A	9,441	1,889,805
VICI Properties, Inc. (REIT), Class A	159,706	4,647,445
Weyerhaeuser Co. (REIT)	71,620	2,195,869

		34,567,625

Total Real Estate		109,577,110

Utilities (3.9%)
Electric Utilities (2.6%)
Alliant Energy Corp.	24,567	1,190,271
American Electric Power Co., Inc.	111,821	8,411,176
Avangrid, Inc.	6,944	209,500
Constellation Energy Corp.	32,044	3,495,360
Duke Energy Corp.	147,360	13,005,994
Edison International	36,965	2,339,515
Entergy Corp.	20,699	1,914,657
Evergy, Inc.	21,772	1,103,840
Eversource Energy	34,090	1,982,333
Exelon Corp.	175,211	6,621,224
FirstEnergy Corp.	53,256	1,820,290
Hawaiian Electric Industries, Inc.	10,710	131,840
IDACORP, Inc.	4,935	462,163
NextEra Energy, Inc.	198,086	11,348,347
NRG Energy, Inc.	61,402	2,365,205
OGE Energy Corp.	19,541	651,302
PG&E Corp.*	336,632	5,429,874
Pinnacle West Capital Corp.	11,068	815,490
PPL Corp.	72,178	1,700,514
Southern Co. (The)	205,082	13,272,907
Xcel Energy, Inc.	234,299	13,406,589

		91,678,391

Gas Utilities (0.3%)
Atmos Energy Corp.	91,365	9,678,294
National Fuel Gas Co.	8,682	450,683
UGI Corp.	20,421	469,683

		10,598,660

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	25,403	386,125
Brookfield Renewable Corp., Class A	13,022	311,747
Clearway Energy, Inc., Class A	3,388	67,489
Clearway Energy, Inc., Class C	8,006	169,407
Vistra Corp.	25,555	847,915

		1,782,683

Multi-Utilities (0.9%)
Ameren Corp.	50,167	3,753,997
CenterPoint Energy, Inc.	61,715	1,657,048
CMS Energy Corp.	28,440	1,510,448
Consolidated Edison, Inc.	33,936	2,902,546
Dominion Energy, Inc.	178,997	7,995,796
DTE Energy Co.	20,147	2,000,194
NiSource, Inc.	40,418	997,516
Public Service Enterprise Group, Inc.	48,637	2,767,932
Sempra	61,633	4,192,893
WEC Energy Group, Inc.	30,861	2,485,854

		30,264,224

Water Utilities (0.1%)
American Water Works Co., Inc.	19,055	2,359,581
Essential Utilities, Inc.	23,732	814,719

		3,174,300

Total Utilities		137,498,258

Total Common Stocks (81.4%) (Cost $2,027,646,500)		2,893,599,192

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	340,967
iShares Morningstar Growth ETF(x)	12,800	763,520
iShares Morningstar U.S. Equity ETF	5,416	318,979
iShares Morningstar Value ETF(x)‡	1,138,310	73,728,339
iShares Russell 1000 ETF(x)	1,631	383,138
iShares Russell 1000 Value ETF	420,188	63,792,942
iShares S&P 500 Value ETF(x)	64,691	9,952,064
SPDR Portfolio S&P 500 Growth ETF	11,700	693,576
SPDR Portfolio S&P 500 Value ETF(x)	978,700	40,381,162
Vanguard Growth ETF	2,990	814,207
Vanguard Large-Cap ETF	1,464	286,490
Vanguard Russell 1000 Growth ETF	10,100	691,244
Vanguard Russell 1000 Value(x)	723,000	48,195,180
Vanguard Value ETF	569,401	78,537,480

Total Exchange Traded Funds (9.0%) (Cost $243,658,364)		318,879,288

SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	12,000,000	12,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	8,000,000	8,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	8,631,024	8,631,024
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	83,202,436	83,227,397
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.29% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		113,858,421

Total Short-Term Investments (3.2%) (Cost $113,845,247)		113,858,421

Total Investments in Securities (93.6%) (Cost $2,385,150,111)		3,326,336,901
Other Assets Less Liabilities (6.4%)		226,389,970

Net Assets (100%)		$3,552,726,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,504,626.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $30,685,263. This was collateralized by $992,831 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/3/23 - 2/15/53 and by cash of $30,631,024 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	1,139,935	—	(1,016,696)	205,767	(329,006)	—	16,033	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	1,138,310	71,406,272	7,419,394	(6,835,853)	44,972	1,693,554	73,728,339	1,224,173	—

Total		72,546,207	7,419,394	(7,852,549)	250,739	1,364,548	73,728,339	1,240,206	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	766	12/2023	USD	165,666,650	(6,780,644)
S&P Midcap 400 E-Mini Index	626	12/2023	USD	157,777,040	(3,537,317)

					(10,317,961)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$144,320,866	$—	$—		$144,320,866
Consumer Discretionary	166,229,746	—	—	(a)	166,229,746
Consumer Staples	214,605,301	12,705,511	—		227,310,812
Energy	223,721,403	—	—		223,721,403
Financials	566,030,121	—	—		566,030,121
Health Care	434,120,093	1,127,825	—		435,247,918
Industrials	364,635,960	—	—		364,635,960
Information Technology	372,398,489	—	—		372,398,489
Materials	146,628,509	—	—		146,628,509
Real Estate	109,577,110	—	—		109,577,110
Utilities	137,498,258	—	—		137,498,258
Exchange Traded Funds	318,879,288	—	—		318,879,288
Short-Term Investments
Investment Companies	113,858,421	—	—		113,858,421

Total Assets	$3,312,503,565	$13,833,336	$—		$3,326,336,901

Liabilities:
Futures	$(10,317,961)	$—	$—		$(10,317,961)

Total Liabilities	$(10,317,961)	$—	$—		$(10,317,961)

Total	$3,302,185,604	$13,833,336	$—		$3,316,018,940

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,026,402,084
Aggregate gross unrealized depreciation	(171,368,419)

Net unrealized appreciation	$855,033,665

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,460,985,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (11.8%)
Banco do Brasil SA	929,900	$8,741,140
BB Seguridade Participacoes SA	1,503,900	9,358,704
CCR SA	2,198,710	5,664,580
Engie Brasil Energia SA	403,500	3,328,149
Petroleo Brasileiro SA (ADR)	641,492	9,615,965
Vale SA (ADR), Class B	351,518	4,710,341
Vibra Energia SA	1,057,600	3,976,612

		45,395,491

Chile (1.0%)
Sociedad Quimica y Minera de Chile SA (ADR)(x)	65,762	3,924,018

China (23.3%)
Anhui Conch Cement Co. Ltd., Class H	1,766,374	4,702,992
China Construction Bank Corp., Class H	19,226,574	10,851,999
China Medical System Holdings Ltd.	2,118,000	3,207,718
China Merchants Bank Co. Ltd., Class H	1,229,781	5,135,244
China Shenhua Energy Co. Ltd., Class H	892,054	2,893,413
China Vanke Co. Ltd., Class H	2,477,689	2,733,670
ENN Natural Gas Co. Ltd., Class A	1,293,896	3,085,914
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,176,298	5,846,019
Hengan International Group Co. Ltd.	1,448,473	4,614,945
Huayu Automotive Systems Co. Ltd., Class A	1,713,496	4,403,354
Lenovo Group Ltd.	8,382,000	8,637,872
Midea Group Co. Ltd., Class A	757,600	5,754,567
Ping An Insurance Group Co. of China Ltd., Class H	1,218,000	6,975,820
Sinopharm Group Co. Ltd., Class H	2,425,831	7,031,888
Tingyi Cayman Islands Holding Corp.	4,018,000	5,613,230
Want Want China Holdings Ltd.	3,924,000	2,560,563
Weichai Power Co. Ltd., Class H	4,245,906	5,779,804

		89,829,012

Egypt (0.8%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)	2,318,726	3,056,081

Greece (0.7%)
OPAP SA	170,206	2,854,012

Hong Kong (0.7%)
ASMPT Ltd.	321,312	2,876,276

Hungary (3.1%)
MOL Hungarian Oil & Gas plc	406,612	3,084,524
OTP Bank Nyrt	242,872	8,770,224

		11,854,748

India (8.9%)
Axis Bank Ltd.	307,247	3,835,720
Bajaj Auto Ltd.	50,528	3,081,103
Bharat Petroleum Corp. Ltd.	688,041	2,871,765
Hindalco Industries Ltd.	333,369	1,977,743
Indus Towers Ltd.*	2,481,509	5,728,542
Infosys Ltd. (ADR)	240,500	4,114,955
Petronet LNG Ltd.	1,433,479	4,142,077
Tata Consultancy Services Ltd.	75,404	3,204,077
UPL Ltd.	749,596	5,562,760

		34,518,742

Indonesia (4.4%)
Astra International Tbk. PT	8,143,796	3,280,177
Bank Mandiri Persero Tbk. PT	17,797,556	6,938,225
Telkom Indonesia Persero Tbk PT (ADR)	152,682	3,679,636
United Tractors Tbk. PT	1,727,300	3,157,310

		17,055,348

Mexico (4.8%)
America Movil SAB de CV (ADR)	254,516	4,408,217
Grupo Financiero Banorte SAB de CV, Class O	509,947	4,274,162
Grupo Mexico SAB de CV	546,021	2,580,421
Kimberly-Clark de Mexico SAB de CV, Class A	2,253,573	4,487,103
Ternium SA (ADR)	69,936	2,790,446

		18,540,349

Portugal (3.0%)
Galp Energia SGPS SA	793,554	11,779,349

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)*	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (8.1%)
Anglo American plc	142,608	3,941,880
Bidvest Group Ltd. (The)(x)	250,448	3,608,224
Life Healthcare Group Holdings Ltd.	2,847,712	3,047,185
Nedbank Group Ltd.	556,441	5,946,245
Sanlam Ltd.	1,742,432	6,043,468
Standard Bank Group Ltd.	490,878	4,763,140
Vodacom Group Ltd.	678,336	3,789,044

		31,139,186

South Korea (10.4%)
Coway Co. Ltd.	85,348	2,612,178
Hyundai Mobis Co. Ltd.	24,078	4,291,358
KB Financial Group, Inc.	167,767	6,875,289
Kia Corp.	45,190	2,726,001
KT Corp.	199,209	4,893,863
KT&G Corp.	46,303	2,961,278
Samsung Electronics Co. Ltd.	114,515	5,804,673
Shinhan Financial Group Co. Ltd.	196,995	5,197,141
SK Hynix, Inc.	55,214	4,693,231

		40,055,012

Taiwan (12.2%)
ASE Technology Holding Co. Ltd.	2,503,000	8,490,528
Globalwafers Co. Ltd.	240,000	3,371,695
Hon Hai Precision Industry Co. Ltd.	1,024,000	3,299,082
MediaTek, Inc.	350,000	7,969,207
Novatek Microelectronics Corp.	470,000	6,158,827
Taiwan Semiconductor Manufacturing Co. Ltd.	838,429	13,584,002
Yageo Corp.	250,000	4,065,922

		46,939,263

Thailand (2.0%)
Kasikornbank PCL	1,016,867	3,518,716
PTT Exploration & Production PCL	920,000	4,320,494

		7,839,210

United Kingdom (1.5%)
Unilever plc	115,753	5,737,780

Total Common Stocks (96.7%) (Cost $403,138,652)		373,393,877

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield)(xx)	1,661,000	1,661,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	1,473,446	$1,473,889

Total Investment Companies		3,134,889

Total Short-Term Investments (0.8%) (Cost $3,134,873)		3,134,889

Total Investments in Securities (97.5%) (Cost $406,273,525)		376,528,766
Other Assets Less Liabilities (2.5%)		9,803,370

Net Assets (100%)		$386,332,136

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $3,056,081 or 0.8% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $3,877,030. This was collateralized by $2,351,757 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.558%, maturing 1/31/24 – 11/15/52 and by cash of $1,661,000 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Financials	$100,281,318	26.0%
Information Technology	76,270,347	19.8
Energy	41,864,897	10.8
Consumer Discretionary	35,545,204	9.2
Materials	26,266,583	6.8
Consumer Staples	25,974,899	6.7
Communication Services	22,499,302	5.8
Industrials	22,256,803	5.8
Health Care	13,286,791	3.4
Utilities	6,414,063	1.7
Investment Companies	3,134,889	0.8
Real Estate	2,733,670	0.7
Cash and Other	9,803,370	2.5

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$45,395,491	$—	$—		$45,395,491
Chile	3,924,018	—	—		3,924,018
China	—	89,829,012	—		89,829,012
Egypt	—	3,056,081	—		3,056,081
Greece	—	2,854,012	—		2,854,012
Hong Kong	—	2,876,276	—		2,876,276
Hungary	—	11,854,748	—		11,854,748
India	4,114,955	30,403,787	—		34,518,742
Indonesia	3,679,636	13,375,712	—		17,055,348
Mexico	18,540,349	—	—		18,540,349
Portugal	—	11,779,349	—		11,779,349
Russia	—	—	—	(a)	—	(a)
South Africa	—	31,139,186	—		31,139,186
South Korea	—	40,055,012	—		40,055,012
Taiwan	—	46,939,263	—		46,939,263
Thailand	—	7,839,210	—		7,839,210
United Kingdom	—	5,737,780	—		5,737,780
Short-Term Investments
Investment Companies	3,134,889	—	—		3,134,889

Total Assets	$78,789,338	$297,739,428	$—		$376,528,766

Total Liabilities	$—	$—	$—		$—

Total	$78,789,338	$297,739,428	$—		$376,528,766

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,393,164
Aggregate gross unrealized depreciation	(61,225,647)

Net unrealized depreciation	$(29,832,483)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$406,361,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.7%)
American Airlines Pass-Through Trust,
Series 2021-1 A
2.875%, 7/11/34	$14,962,217	$12,294,155
FedEx Corp. Pass-Through Trust,
Series 2020-1 AA
1.875%, 2/20/34	3,538,839	2,800,447

Total Asset-Backed Securities		15,094,602

Corporate Bonds (48.4%)
Communication Services (6.8%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.
3.500%, 6/1/41	15,543,000	10,756,479
4.300%, 12/15/42	12,705,000	9,736,519
4.750%, 5/15/46	7,530,000	5,942,613
4.550%, 3/9/49	7,826,000	5,925,109
3.650%, 6/1/51	7,010,000	4,519,526
Bell Canada (The)
4.300%, 7/29/49	1,313,000	979,043
Telefonica Emisiones SA
7.045%, 6/20/36	5,663,000	5,838,245
5.213%, 3/8/47	750,000	592,502
4.895%, 3/6/48	640,000	483,480
TELUS Corp.
4.300%, 6/15/49	1,866,000	1,351,182
Verizon Communications, Inc.
3.400%, 3/22/41	8,082,000	5,715,642
2.850%, 9/3/41	8,900,000	5,730,853
4.862%, 8/21/46(x)	4,190,000	3,463,262
3.700%, 3/22/61	155,000	98,558

		61,133,013

Entertainment (0.4%)
Activision Blizzard, Inc.
2.500%, 9/15/50	2,147,000	1,279,447
NBCUniversal Media LLC
6.400%, 4/30/40(x)	242,000	245,974
Walt Disney Co. (The)
6.150%, 3/1/37	429,000	434,488
4.625%, 3/23/40	1,522,000	1,316,532
Warnermedia Holdings, Inc.
5.050%, 3/15/42	7,570,000	5,833,429

		9,109,870

Media (2.5%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,149,000	2,741,142
5.375%, 5/1/47	4,679,000	3,556,461
3.900%, 6/1/52	615,000	367,690
3.950%, 6/30/62(x)	1,493,000	845,990
Comcast Corp.
3.250%, 11/1/39	6,253,000	4,526,508
3.750%, 4/1/40	210,000	162,696
3.969%, 11/1/47	2,640,000	1,962,069
4.049%, 11/1/52	225,000	166,470
2.937%, 11/1/56	40,000	22,747
2.650%, 8/15/62	5,108,000	2,654,238
2.987%, 11/1/63	289,000	159,132
Discovery Communications LLC
5.200%, 9/20/47	978,000	741,905
Fox Corp.
5.476%, 1/25/39	5,372,000	4,641,024
5.576%, 1/25/49	3,569,000	2,985,245
Grupo Televisa SAB
6.625%, 1/15/40	4,800,000	4,664,496
5.000%, 5/13/45	400,000	315,960
6.125%, 1/31/46	6,600,000	5,959,536
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,175,843
Paramount Global
6.875%, 4/30/36	4,187,000	3,783,969
5.900%, 10/15/40	1,328,000	1,032,119
4.375%, 3/15/43	678,000	439,176
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,376,155
4.500%, 9/15/42	4,211,000	2,919,992

		55,200,563

Wireless Telecommunication Services (1.2%)
America Movil SAB de CV
6.125%, 3/30/40	3,914,000	3,854,311
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	899,117
5.000%, 3/15/44	3,712,000	2,986,920
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	6,336,235
3.600%, 11/15/60	1,979,000	1,219,836
Vodafone Group plc
6.150%, 2/27/37	4,899,000	4,802,882
4.375%, 2/19/43	400,000	307,834
5.250%, 5/30/48	1,460,000	1,232,679
4.875%, 6/19/49	5,530,000	4,439,348

		26,079,162

Total Communication Services		151,522,608

Consumer Discretionary (2.3%)
Automobile Components (0.0%)†
Aptiv plc
5.400%, 3/15/49	428,000	355,246

Automobiles (0.3%)
General Motors Co.
6.600%, 4/1/36	3,313,000	3,220,147
5.150%, 4/1/38	1,991,000	1,660,657
5.200%, 4/1/45	1,110,000	863,142

		5,743,946

Broadline Retail (1.1%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	8,295,000	6,394,284
3.150%, 2/9/51	200,000	112,908
Amazon.com, Inc.
4.800%, 12/5/34	413,000	397,783
3.875%, 8/22/37	322,000	275,035
2.875%, 5/12/41	7,880,000	5,530,921
4.950%, 12/5/44(x)	1,106,000	1,023,996
4.050%, 8/22/47	1,820,000	1,459,936
3.250%, 5/12/61	541,000	343,111
eBay, Inc.
4.000%, 7/15/42	4,984,000	3,652,336
3.650%, 5/10/51	6,826,000	4,513,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
JD.com, Inc.
4.125%, 1/14/50	$2,400,000	$1,640,184

		25,343,889

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.
4.875%, 12/9/45	1,896,000	1,640,507
4.450%, 3/1/47	2,590,000	2,114,249
4.450%, 9/1/48	4,100,000	3,334,401
3.625%, 9/1/49	67,000	47,318
Starbucks Corp.
4.500%, 11/15/48	251,000	200,303

		7,336,778

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,184,944

Specialty Retail (0.4%)
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	383,209
5.950%, 4/1/41	199,000	202,903
4.250%, 4/1/46	1,522,000	1,221,290
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	91,208
3.000%, 10/15/50	394,000	231,860
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	6,674,700

		8,805,170

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,162,122

Total Consumer Discretionary		50,932,095

Consumer Staples (3.7%)
Beverages (1.4%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	336,737
4.900%, 2/1/46(x)	4,362,000	3,801,681
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	155,849
4.350%, 6/1/40	13,250,000	11,228,226
5.550%, 1/23/49	4,035,000	3,854,049
5.800%, 1/23/59	819,000	796,556
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	533,462
2.750%, 6/1/60(x)	1,068,000	634,521
Diageo Capital plc
5.875%, 9/30/36	727,000	740,200
3.875%, 4/29/43	922,000	708,794
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	8,785,773
PepsiCo, Inc.
3.450%, 10/6/46(x)	719,000	531,028

		32,106,876

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	119,399
Sysco Corp.
6.600%, 4/1/40	1,713,000	1,742,548
Target Corp.
7.000%, 1/15/38	2,991,000	3,348,713
3.625%, 4/15/46	1,628,000	1,184,331
Walgreens Boots Alliance, Inc.
4.100%, 4/15/50	2,326,000	1,443,666
Walmart, Inc.
5.250%, 9/1/35	469,000	465,332
4.050%, 6/29/48	1,209,000	991,838

		9,295,827

Food Products (0.9%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,627,929
Conagra Brands, Inc.
5.400%, 11/1/48(x)	10,853,000	9,198,536
General Mills, Inc.
5.400%, 6/15/40	147,000	134,731
4.700%, 4/17/48(x)	390,000	326,261
JBS USA LUX SA
6.500%, 12/1/52	2,330,000	2,085,948
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	627,663
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,577,265
5.100%, 9/28/48	3,472,000	2,813,576

		19,391,909

Household Products (0.4%)
Colgate-Palmolive Co.
4.000%, 8/15/45	3,777,000	3,107,624
3.700%, 8/1/47	4,854,000	3,772,333
Kimberly-Clark Corp.
6.625%, 8/1/37	2,025,000	2,218,846

		9,098,803

Tobacco (0.6%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	556,730
5.950%, 2/14/49(x)	3,077,000	2,776,034
BAT Capital Corp.
4.390%, 8/15/37	7,830,000	5,948,519
7.079%, 8/2/43(x)	2,410,000	2,313,295
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	59,814
4.250%, 11/10/44	623,000	472,671
Reynolds American, Inc.
5.850%, 8/15/45	1,180,000	971,186

		13,098,249

Total Consumer Staples		82,991,664

Energy (3.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.080%, 12/15/47(x)	1,496,000	1,111,948
Halliburton Co.
5.000%, 11/15/45	890,000	751,091
NOV, Inc.
3.950%, 12/1/42	357,000	250,120

		2,113,159

Oil, Gas & Consumable Fuels (3.5%)
Apache Corp.
5.100%, 9/1/40(x)	2,420,000	1,920,923
BP Capital Markets America, Inc.
2.939%, 6/4/51	2,365,000	1,445,993
Cenovus Energy, Inc.
6.800%, 9/15/37	9,509,000	9,458,640
5.400%, 6/15/47(x)	284,000	243,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Chevron Corp.
3.078%, 5/11/50	$2,891,000	$1,931,765
ConocoPhillips Co.
4.025%, 3/15/62	1,298,000	924,056
Devon Energy Corp.
5.600%, 7/15/41	44,000	38,764
Diamondback Energy, Inc.
4.400%, 3/24/51	2,455,000	1,814,766
Enbridge, Inc.
4.500%, 6/10/44	2,155,000	1,642,300
Energy Transfer LP
6.050%, 6/1/41(x)	2,270,000	2,060,503
6.500%, 2/1/42	90,000	85,391
5.000%, 5/15/44(e)	69,000	53,871
6.125%, 12/15/45(x)	37,000	33,035
5.300%, 4/15/47	538,000	436,482
5.400%, 10/1/47	352,000	288,804
Enterprise Products Operating LLC
6.125%, 10/15/39	6,522,000	6,473,207
3.300%, 2/15/53	4,553,000	2,941,716
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,079,905
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,840,916
4.327%, 3/19/50	4,865,000	3,989,670
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	568,782
Marathon Oil Corp.
6.600%, 10/1/37	1,319,000	1,282,802
5.200%, 6/1/45	2,820,000	2,215,201
Marathon Petroleum Corp.
6.500%, 3/1/41	268,000	264,168
4.750%, 9/15/44	1,055,000	832,195
5.000%, 9/15/54	2,494,000	1,933,334
MPLX LP
4.500%, 4/15/38	2,448,000	1,980,275
5.200%, 3/1/47	1,639,000	1,334,172
5.500%, 2/15/49	880,000	744,998
Occidental Petroleum Corp.
6.200%, 3/15/40	2,900,000	2,747,993
6.600%, 3/15/46	1,410,000	1,377,137
ONEOK Partners LP
6.125%, 2/1/41	86,000	79,402
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,581,661
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	4,655,138
Phillips 66
4.650%, 11/15/34	258,000	230,966
5.875%, 5/1/42	1,742,000	1,682,000
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	6,238,182
TotalEnergies Capital International SA
3.127%, 5/29/50	380,000	248,346
TransCanada PipeLines Ltd.
5.000%, 10/16/43	567,000	465,915
5.100%, 3/15/49	73,000	60,799
Transcontinental Gas Pipe Line Co. LLC
4.600%, 3/15/48	2,340,000	1,842,675
Valero Energy Corp.
6.625%, 6/15/37	1,214,000	1,245,327
Williams Cos., Inc. (The)
6.300%, 4/15/40(x)	3,874,000	3,788,795
5.100%, 9/15/45	1,435,000	1,197,532

		79,301,676

Total Energy		81,414,835

Financials (7.5%)
Banks (3.6%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38(k)	1,495,000	1,233,105
5.875%, 2/7/42(x)	12,210,000	11,995,215
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48(k)	3,129,000	2,502,484
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50(k)	152,000	117,803
(SOFR + 1.56%), 2.972%, 7/21/52(k)	2,458,000	1,482,423
Citigroup, Inc.
6.125%, 8/25/36	750,000	722,535
(SOFR + 4.55%), 5.316%, 3/26/41(k)	6,496,000	5,804,074
5.875%, 1/30/42	980,000	933,061
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48(k)	418,000	321,532
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	377,237
5.250%, 8/4/45(x)	6,825,000	5,851,446
Fifth Third Bancorp
8.250%, 3/1/38	5,188,000	5,527,148
HSBC Bank USA NA
7.000%, 1/15/39(x)	7,457,000	7,554,525
HSBC Holdings plc
6.800%, 6/1/38	267,000	261,426
6.100%, 1/14/42	5,777,000	5,764,400
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38(k)(x)	159,000	127,309
5.400%, 1/6/42	163,000	151,838
(SOFR + 1.46%), 3.157%, 4/22/42(k)	70,000	48,113
5.625%, 8/16/43	7,704,000	7,227,987
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	26,127
(Zero Coupon), 6/29/37	135,000	68,139
Mitsubishi UFJ Financial Group, Inc.
4.153%, 3/7/39	7,707,000	6,322,465
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	975,584
2.930%, 9/17/41	212,000	137,211
6.184%, 7/13/43	7,050,000	6,728,533
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	4,004,000	2,684,827
5.606%, 1/15/44	151,000	133,334
3.900%, 5/1/45	408,000	296,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51(k)	$3,823,000	$3,198,061
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	942,855

		79,517,611

Capital Markets (1.5%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	750,271
Goldman Sachs Group, Inc. (The)
6.750%, 10/1/37(x)	2,350,000	2,369,261
(SOFR + 1.51%), 3.210%, 4/22/42(k)	6,790,000	4,582,001
(SOFR + 1.47%), 2.908%, 7/21/42(k)	178,000	115,088
4.800%, 7/8/44	6,797,000	5,618,956
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	4,943,705
3.000%, 9/15/60	2,430,000	1,377,778
Moody’s Corp.
5.250%, 7/15/44	55,000	49,237
4.875%, 12/17/48	6,262,000	5,346,150
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	3,576,483
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	64,492
Raymond James Financial, Inc.
4.950%, 7/15/46(x)	1,631,000	1,356,436
3.750%, 4/1/51	3,680,000	2,479,708
UBS Group AG
4.875%, 5/15/45	919,000	751,168

		33,380,734

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,310,712

Financial Services (0.9%)
Global Payments, Inc.
4.150%, 8/15/49	7,250,000	4,986,533
Mastercard, Inc.
3.950%, 2/26/48	493,000	387,235
3.650%, 6/1/49	64,000	47,518
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,023,456
Shell International Finance BV
4.125%, 5/11/35	222,000	195,197
5.500%, 3/25/40	4,250,000	4,111,853
4.000%, 5/10/46	820,000	635,528
3.250%, 4/6/50	5,890,000	3,906,129
Visa, Inc.
3.650%, 9/15/47	3,769,000	2,831,277

		21,124,726

Insurance (1.4%)
Alleghany Corp.
3.250%, 8/15/51	850,000	545,564
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	850,433
3.850%, 8/10/49	2,664,000	1,860,274
American International Group, Inc.
4.800%, 7/10/45	4,360,000	3,604,444
Aon Corp.
2.900%, 8/23/51	930,000	542,891
Aon Global Ltd.
4.750%, 5/15/45	846,000	697,542
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	5,950,000	4,819,708
Chubb Corp. (The)
6.000%, 5/11/37	328,000	332,887
Chubb INA Holdings, Inc.
4.350%, 11/3/45	6,282,000	5,218,438
Fidelity National Financial, Inc.
3.200%, 9/17/51	4,340,000	2,369,544
Hartford Financial Services Group, Inc. (The)
2.900%, 9/15/51	166,000	97,462
Lincoln National Corp.
7.000%, 6/15/40	480,000	477,178
Marsh & McLennan Cos., Inc.
4.900%, 3/15/49	23,000	19,885
MetLife, Inc.
5.700%, 6/15/35	126,000	123,682
6.400%, 12/15/36	170,000	165,750
10.750%, 8/1/39	175,000	223,125
4.875%, 11/13/43	686,000	587,282
Progressive Corp. (The)
4.125%, 4/15/47	832,000	652,637
3.950%, 3/26/50	691,000	514,714
Prudential Financial, Inc.
4.600%, 5/15/44	1,333,000	1,101,598
3.935%, 12/7/49	6,605,000	4,694,177
Travelers Cos., Inc. (The)
6.250%, 6/15/37	204,000	211,615
3.750%, 5/15/46(x)	871,000	632,776
4.000%, 5/30/47	174,000	133,433
2.550%, 4/27/50	172,000	100,297

		30,577,336

Total Financials		166,911,119

Health Care (7.9%)
Biotechnology (1.3%)
AbbVie, Inc.
4.500%, 5/14/35	433,000	391,708
4.050%, 11/21/39	6,970,000	5,663,345
4.400%, 11/6/42(x)	31,000	25,610
4.450%, 5/14/46	297,000	242,981
4.875%, 11/14/48	5,889,000	5,145,846
Amgen, Inc.
2.800%, 8/15/41	8,878,000	5,760,727
5.150%, 11/15/41	1,089,000	960,219
5.600%, 3/2/43	1,500,000	1,387,799
4.563%, 6/15/48	589,000	475,595
5.650%, 3/2/53	680,000	633,188
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	1,843,738
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,492,810
3.150%, 5/1/50	1,279,000	778,913
Gilead Sciences, Inc.
5.650%, 12/1/41	1,510,000	1,460,051
4.750%, 3/1/46	1,570,000	1,339,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.150%, 3/1/47	$804,000	$636,160

		29,238,433

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
4.750%, 11/30/36	2,206,000	2,096,158
6.150%, 11/30/37	470,000	501,220
4.750%, 4/15/43	150,000	135,813
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	832,714
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	120,015
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	3,597,214
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	275,854
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	2,713,567
Medtronic, Inc.
4.625%, 3/15/45	1,529,000	1,343,419
Stryker Corp.
4.375%, 5/15/44	157,000	126,260
4.625%, 3/15/46	144,000	119,919

		11,862,153

Health Care Providers & Services (2.7%)
Banner Health
2.907%, 1/1/42	5,162,000	3,445,594
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	893,408
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	814,505
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,197,201
Children’s Health System of Texas
2.511%, 8/15/50	2,010,000	1,121,268
Cigna Group (The)
3.200%, 3/15/40	7,987,000	5,610,061
6.125%, 11/15/41	261,000	255,285
4.800%, 7/15/46	1,279,000	1,064,792
CommonSpirit Health
3.910%, 10/1/50(x)	1,192,000	839,077
CVS Health Corp.
4.780%, 3/25/38	480,000	413,361
2.700%, 8/21/40	219,000	138,032
5.125%, 7/20/45	1,135,000	956,781
5.050%, 3/25/48	10,191,000	8,489,002
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,362,170
3.125%, 5/15/50	3,631,000	2,297,634
3.600%, 3/15/51	1,927,000	1,318,480
HCA, Inc.
5.500%, 6/15/47	2,096,000	1,802,669
3.500%, 7/15/51	419,000	261,492
Humana, Inc.
4.950%, 10/1/44	909,000	769,234
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	2,870,834
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	856,636
Mass General Brigham, Inc.
Series 2020
3.342%, 7/1/60	4,928,000	3,080,243
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	404,814
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	2,571,032
Rady Children’s Hospital-San Diego
Series 21A
3.154%, 8/15/51	964,000	620,549
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	472,872
3.361%, 8/15/50	2,003,000	1,308,165
UnitedHealth Group, Inc.
6.625%, 11/15/37	469,000	511,332
4.750%, 7/15/45	3,023,000	2,614,852
4.250%, 4/15/47	96,000	76,626
3.700%, 8/15/49	4,300,000	3,078,050
3.875%, 8/15/59	12,294,000	8,726,605
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	553,956

		60,796,612

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,698,882

Pharmaceuticals (3.3%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	7,399,142
4.375%, 11/16/45	1,084,000	908,772
4.375%, 8/17/48	5,814,000	4,872,848
Eli Lilly and Co.
4.150%, 3/15/59	673,000	528,632
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38	5,940,000	6,424,738
4.200%, 3/18/43	1,011,000	842,125
Johnson & Johnson
5.950%, 8/15/37	2,045,000	2,155,891
3.700%, 3/1/46	6,183,000	4,819,915
3.750%, 3/3/47	1,568,000	1,233,800
3.500%, 1/15/48	2,062,000	1,544,860
Merck & Co., Inc.
4.150%, 5/18/43	232,000	192,261
4.000%, 3/7/49	3,847,000	3,014,094
Mylan, Inc.
5.200%, 4/15/48	1,440,000	1,049,645
Novartis Capital Corp.
4.000%, 11/20/45	4,815,000	3,876,187
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43(x)	2,670,000	2,443,203
5.340%, 5/19/63	4,670,000	4,273,943
Pfizer, Inc.
3.900%, 3/15/39(x)	33,000	27,013
7.200%, 3/15/39	9,451,000	10,870,634
4.300%, 6/15/43	179,000	150,507
4.125%, 12/15/46	227,000	183,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 9/15/48	$3,343,000	$2,726,354
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	5,481,000	3,812,182
3.175%, 7/9/50	400,000	252,609
Viatris, Inc.
3.850%, 6/22/40	7,200,000	4,658,157
4.000%, 6/22/50	8,000,000	4,833,230

		73,094,335

Total Health Care		176,690,415

Industrials (4.1%)
Aerospace & Defense (1.6%)
Boeing Co. (The)
5.705%, 5/1/40	3,793,000	3,498,574
3.850%, 11/1/48	38,000	25,891
5.805%, 5/1/50	11,061,000	10,096,507
5.930%, 5/1/60	5,682,000	5,063,883
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	2,681,678
L3Harris Technologies, Inc.
5.054%, 4/27/45	896,000	776,736
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,267,061
4.750%, 6/1/43(x)	402,000	344,040
5.250%, 5/1/50	12,515,000	11,479,700
RTX Corp.
4.350%, 4/15/47	298,000	231,495

		35,465,565

Air Freight & Logistics (0.1%)
FedEx Corp.
3.900%, 2/1/35	65,000	54,322
United Parcel Service, Inc.
6.200%, 1/15/38	113,000	120,525
3.400%, 9/1/49(x)	3,564,000	2,510,591

		2,685,438

Building Products (0.0%)†
Johnson Controls International plc
6.000%, 1/15/36	596,000	591,392

Commercial Services & Supplies (0.3%)
Ford Foundation (The)
Series 2020
2.815%, 6/1/70	3,280,000	1,783,166
Republic Services, Inc.
3.050%, 3/1/50	1,435,000	922,164
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,308,355
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	831,711

		6,845,396

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	610,095
3.915%, 9/15/47	329,000	248,976
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,392,354

		3,251,425

Ground Transportation (1.3%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	76,617
4.900%, 4/1/44	1,890,000	1,669,196
4.700%, 9/1/45	2,771,000	2,359,155
4.125%, 6/15/47	539,000	425,324
Canadian National Railway Co.
3.650%, 2/3/48	264,000	193,836
Canadian Pacific Railway Co.
5.950%, 5/15/37	1,543,000	1,537,329
3.100%, 12/2/51	830,000	517,404
6.125%, 9/15/15(x)	1,880,000	1,811,242
CSX Corp.
6.150%, 5/1/37	32,000	32,681
4.100%, 3/15/44	32,000	24,957
4.750%, 11/15/48	4,706,000	3,969,933
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	189,056
3.942%, 11/1/47	7,186,000	5,323,511
4.050%, 8/15/52	815,000	602,781
3.155%, 5/15/55	186,000	113,442
Union Pacific Corp.
3.750%, 2/5/70	4,196,000	2,785,080
3.799%, 4/6/71	10,842,000	7,215,108

		28,846,652

Industrial Conglomerates (0.3%)
3M Co.
4.000%, 9/14/48	31,000	23,186
3.250%, 8/26/49(x)	3,076,000	1,939,731
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	2,935,999
2.800%, 6/1/50	2,915,000	1,921,915

		6,820,831

Machinery (0.4%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	26,907
3.803%, 8/15/42	522,000	415,686
4.750%, 5/15/64	522,000	448,120
Deere & Co.
3.900%, 6/9/42	503,000	412,865
2.875%, 9/7/49	804,000	533,613
3.750%, 4/15/50	665,000	523,989
Parker-Hannifin Corp.
4.000%, 6/14/49	7,155,000	5,438,680

		7,799,860

Total Industrials		92,306,559

Information Technology (4.4%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	29,369

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc.
4.750%, 3/15/42	81,000	68,915
5.350%, 11/15/48(x)	5,255,000	4,715,405

		4,784,320

IT Services (0.5%)
International Business Machines Corp.
5.600%, 11/30/39	5,135,000	4,903,985
2.850%, 5/15/40	8,975,000	6,013,241
4.700%, 2/19/46(x)	319,000	264,204

		11,181,430

Semiconductors & Semiconductor Equipment (1.9%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,110,280
4.350%, 4/1/47	2,900,000	2,446,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 6/1/50	$3,128,000	$1,970,711
Broadcom, Inc.
3.500%, 2/15/41§	806,000	559,792
Intel Corp.
4.600%, 3/25/40	8,955,000	7,782,860
4.800%, 10/1/41	87,000	75,097
4.100%, 5/19/46	1,032,000	794,190
4.100%, 5/11/47	229,000	174,008
4.750%, 3/25/50	4,561,000	3,768,556
KLA Corp.
5.000%, 3/15/49	8,644,000	7,658,515
NVIDIA Corp.
3.700%, 4/1/60	3,562,000	2,566,732
NXP BV
3.250%, 5/11/41	3,363,000	2,275,490
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,066,287
4.300%, 5/20/47	321,000	258,475
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	330,272
TSMC Arizona Corp.
3.125%, 10/25/41	8,200,000	5,899,900
3.250%, 10/25/51	6,463,000	4,324,717

		43,062,781

Software (1.1%)
Microsoft Corp.
3.500%, 2/12/35	141,000	122,956
3.450%, 8/8/36	65,000	54,875
4.450%, 11/3/45(x)	925,000	827,888
3.700%, 8/8/46	997,000	782,717
3.950%, 8/8/56	4,796,000	3,763,495
3.041%, 3/17/62	70,000	44,170
Oracle Corp.
4.300%, 7/8/34(x)	305,000	261,916
3.900%, 5/15/35	215,000	174,952
6.500%, 4/15/38	346,000	347,313
3.600%, 4/1/40	6,377,000	4,571,781
4.500%, 7/8/44	571,000	440,782
4.125%, 5/15/45	260,000	188,844
4.000%, 11/15/47	4,020,000	2,816,290
6.900%, 11/9/52	5,220,000	5,350,388
5.550%, 2/6/53	5,910,000	5,167,628
4.375%, 5/15/55(x)	305,000	219,593

		25,135,588

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
4.500%, 2/23/36(x)	439,000	417,369
4.650%, 2/23/46	5,840,000	5,242,275
3.850%, 8/4/46	2,370,000	1,865,077
4.250%, 2/9/47(x)	30,000	25,329
2.850%, 8/5/61	884,000	519,446
Dell International LLC
8.100%, 7/15/36	2,458,000	2,731,907
8.350%, 7/15/46	584,000	681,856
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	2,228,000	2,161,456
HP, Inc.
6.000%, 9/15/41	930,000	877,234

		14,521,949

Total Information Technology		98,715,437

Materials (1.6%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	948,240
Dow Chemical Co. (The)
5.550%, 11/30/48	1,381,000	1,233,786
DuPont de Nemours, Inc.
5.319%, 11/15/38	4,616,000	4,315,256
5.419%, 11/15/48(x)	8,454,000	7,725,617
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	878,825
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,356,255
3.950%, 12/1/47	202,000	154,870
Nutrien Ltd.
4.125%, 3/15/35	145,000	120,914
5.800%, 3/27/53	1,560,000	1,431,168
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	146,648

		18,311,579

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	31,714

Containers & Packaging (0.1%)
International Paper Co.
4.800%, 6/15/44	258,000	210,245
4.400%, 8/15/47	492,000	377,950
Packaging Corp. of America
4.050%, 12/15/49	898,000	649,601

		1,237,796

Metals & Mining (0.7%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,367,404
Freeport-McMoRan, Inc.
5.400%, 11/14/34(x)	690,000	632,024
5.450%, 3/15/43	990,000	845,145
Nucor Corp.
5.200%, 8/1/43	559,000	506,359
4.400%, 5/1/48	3,428,000	2,658,836
Rio Tinto Alcan, Inc.
5.750%, 6/1/35	747,000	726,005
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	77,381
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,126,774
Southern Copper Corp.
7.500%, 7/27/35(x)	139,000	151,962
6.750%, 4/16/40(x)	768,000	798,812
5.875%, 4/23/45	121,000	112,578
Vale Overseas Ltd.
6.875%, 11/10/39(x)	3,990,000	3,991,995
Vale SA
5.625%, 9/11/42(x)	2,170,000	1,966,367

		14,961,642

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	485,640

Total Materials		35,028,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.7%)
Diversified REITs (0.4%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	$6,281,000	$5,040,647
VICI Properties LP (REIT)
5.625%, 5/15/52(x)	3,450,000	2,871,021

		7,911,668

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	402,567
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	2,989,779
4.950%, 9/1/48	1,523,000	1,248,390

		4,640,736

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,803,443
2.125%, 10/15/50	284,000	141,213

		1,944,656

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	402,998
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	162,405

		565,403

Retail REITs (0.0%)†
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	548,879
Realty Income Corp. (REIT)
4.650%, 3/15/47	269,000	218,147

		767,026

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	248,883

Total Real Estate		16,078,372

Utilities (5.8%)
Electric Utilities (4.5%)
AEP Transmission Co. LLC
4.250%, 9/15/48	30,000	23,550
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,222,014
Baltimore Gas & Electric Co.
6.350%, 10/1/36	2,172,000	2,218,473
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	417,686
Commonwealth Edison Co.
5.900%, 3/15/36	2,880,000	2,860,108
3.800%, 10/1/42	263,000	196,257
4.000%, 3/1/48	347,000	261,039
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,395,960
Duke Energy Carolinas LLC
6.050%, 4/15/38(x)	5,463,000	5,447,696
4.250%, 12/15/41	93,000	74,246
3.450%, 4/15/51	5,398,000	3,615,106
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,356,778
3.500%, 6/15/51	467,000	302,063
Duke Energy Florida LLC
6.400%, 6/15/38	7,694,000	7,923,373
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,583,856
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,175,027
Eversource Energy
3.450%, 1/15/50	3,723,000	2,400,412
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,643,871
Florida Power & Light Co.
5.690%, 3/1/40	408,000	399,575
4.050%, 10/1/44	7,794,000	6,056,141
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,042,446
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	954,336
Nevada Power Co.
Series N
6.650%, 4/1/36	745,000	768,683
NSTAR Electric Co.
4.400%, 3/1/44	563,000	456,106
Oncor Electric Delivery Co. LLC
3.750%, 4/1/45	1,227,000	903,291
3.800%, 9/30/47	804,000	584,709
Pacific Gas and Electric Co.
4.500%, 7/1/40	7,690,000	5,691,028
4.200%, 6/1/41	9,666,000	6,755,594
3.500%, 8/1/50	11,087,000	6,583,740
6.750%, 1/15/53	4,610,000	4,297,515
PacifiCorp
6.000%, 1/15/39(x)	6,808,000	6,415,824
4.150%, 2/15/50	338,000	236,250
2.900%, 6/15/52	7,791,000	4,282,791
PECO Energy Co.
2.850%, 9/15/51	1,077,000	629,032
Public Service Co. of Colorado
6.500%, 8/1/38(x)	4,110,000	4,196,354
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,072,000	793,090
2.050%, 8/1/50	1,438,000	735,046
Southern California Edison Co.
4.050%, 3/15/42	40,000	29,979
4.650%, 10/1/43(x)	341,000	275,991
4.000%, 4/1/47	1,031,000	744,445
Series H
3.650%, 6/1/51	7,241,000	4,804,856
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	1,650,000	1,158,518
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,576,191
8.875%, 11/15/38	2,047,000	2,546,855
Series B
6.000%, 1/15/36	698,000	698,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Xcel Energy, Inc.
3.500%, 12/1/49	$1,708,000	$1,119,872

		99,854,358

Gas Utilities (0.2%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,456,199
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	23,556
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	2,830,782
Southern California Gas Co.
Series UU
4.125%, 6/1/48	31,000	22,744

		4,333,281

Independent Power and Renewable Electricity Producers (0.0%)†
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	981,408

Multi-Utilities (1.0%)
Berkshire Hathaway Energy Co.
4.500%, 2/1/45	1,770,000	1,406,051
2.850%, 5/15/51	82,000	47,299
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	6,625,124
4.500%, 5/15/58	431,000	325,700
Series 05-A
5.300%, 3/1/35	34,000	32,001
Series 08-B
6.750%, 4/1/38	4,025,000	4,250,883
Series E
4.650%, 12/1/48	61,000	49,305
Consumers Energy Co.
3.950%, 5/15/43	854,000	654,571
3.750%, 2/15/50	793,000	575,764
3.100%, 8/15/50	215,000	137,125
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	355,965
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,501,441
San Diego Gas & Electric Co.
2.950%, 8/15/51	2,526,000	1,527,699
Sempra
3.800%, 2/1/38	2,230,000	1,732,083
4.000%, 2/1/48	912,000	655,465
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	111,960

		22,988,436

Water Utilities (0.1%)
American Water Capital Corp.
4.300%, 9/1/45	1,417,000	1,112,462
4.150%, 6/1/49	2,197,000	1,699,450

		2,811,912

Total Utilities		130,969,395

Total Corporate Bonds		1,083,560,870

Foreign Government Securities (2.9%)
Hungary Government Bond
7.625%, 3/29/41	68,000	71,146
Italian Republic Government Bond
4.000%, 10/17/49	437,000	299,946
3.875%, 5/6/51	5,199,000	3,382,267
Oriental Republic of Uruguay
5.750%, 10/28/34	230,000	235,083
7.625%, 3/21/36	377,768	433,734
Republic of Chile
3.100%, 5/7/41	10,909,000	7,415,829
4.340%, 3/7/42	3,200,000	2,584,672
3.100%, 1/22/61	2,453,000	1,393,181
Republic of Indonesia
3.050%, 3/12/51	7,300,000	4,713,829
5.450%, 9/20/52	2,800,000	2,565,836
3.350%, 3/12/71	485,000	289,720
Republic of Panama
6.700%, 1/26/36	368,000	363,665
Republic of Peru
3.000%, 1/15/34	370,000	284,737
3.550%, 3/10/51(x)	7,084,000	4,666,444
2.780%, 12/1/60	635,000	336,169
3.600%, 1/15/72	6,540,000	3,879,005
3.230%, 7/28/21	577,000	299,832
Republic of Philippines
2.650%, 12/10/45	408,000	244,592
Republic of Poland
4.875%, 10/4/33	560,000	519,187
5.500%, 4/4/53	4,720,000	4,260,178
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,492,543
4.500%, 4/3/20	950,000	680,010
United Mexican States
6.350%, 2/9/35	5,200,000	5,077,228
4.280%, 8/14/41	10,597,000	7,829,593
5.550%, 1/21/45(x)	615,000	529,177
5.000%, 4/27/51	5,064,000	3,896,849
4.400%, 2/12/52(x)	3,600,000	2,487,204
3.771%, 5/24/61	6,010,000	3,522,161

Total Foreign Government Securities		64,753,817

Municipal Bonds (2.4%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	3,660,178
American Municipal Power, Inc.
5.939%, 2/15/47	5,330,000	5,265,560
8.084%, 2/15/50	2,995,000	3,747,006
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,223,131
City of Chicago
7.750%, 1/1/42	1,000,000	1,023,195
Commonwealth of Massachusetts
2.663%, 9/1/39	1,166,153	886,150
2.900%, 9/1/49	1,615,000	1,044,678
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.750%, 7/1/34	2,165,000	2,182,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	$2,000,000	$1,556,374
Golden State Tobacco Securitization Corp., ST APPROP
2.746%, 6/1/34	3,200,000	2,517,161
3.115%, 6/1/38	3,040,000	2,229,593
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,220,244
Metropolitan Transportation Authority
5.175%, 11/15/49	580,000	498,489
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	152,655
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,364,263
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,159,601
4.458%, 10/1/62	3,900,000	3,212,880
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	9,708
San Diego County Regional Transportation Commission
3.248%, 4/1/48	3,130,000	2,228,422
State of California
7.625%, 3/1/40	4,735,000	5,550,386
7.600%, 11/1/40	2,980,000	3,519,358
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,083,034
State of Illinois
6.725%, 4/1/35	456,923	465,025
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.140%, 8/1/40	1,100,000	1,041,147
Texas Transportation Commission
2.472%, 10/1/44	745,000	478,069

Total Municipal Bonds		54,318,742

Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	2,846,000	2,863,196
Inter-American Development Bank
3.200%, 8/7/42	31,000	23,610
4.375%, 1/24/44	27,000	24,228

Total Supranational		2,911,034

U.S. Government Agency Securities (0.6%)
FHLB
5.500%, 7/15/36	4,730,000	5,047,620
FNMA
5.625%, 7/15/37	5,251,000	5,608,240
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,559,923
5.250%, 9/15/39	172,000	168,494
4.250%, 9/15/65	1,226,000	978,695

Total U.S. Government Agency Securities		13,362,972

U.S. Treasury Obligations (43.8%)
U.S. Treasury Bonds
1.125%, 5/15/40	47,212,900	27,051,249
1.125%, 8/15/40	14,527,000	8,241,757
1.375%, 11/15/40	5,586,000	3,298,656
1.875%, 2/15/41	101,635,700	65,482,794
4.750%, 2/15/41	11,721,200	11,575,978
2.250%, 5/15/41	138,482,700	94,900,560
1.750%, 8/15/41	28,012,800	17,423,132
2.000%, 11/15/41	110,740,800	71,763,837
2.750%, 11/15/42	1,184,000	862,818
4.000%, 11/15/42	14,167,700	12,565,979
3.875%, 2/15/43	7,330,400	6,374,594
3.625%, 8/15/43	26,270,600	21,891,651
3.625%, 2/15/44	404,600	335,947
3.000%, 11/15/45	228,900	169,038
2.875%, 11/15/46	22,082,000	15,823,244
3.000%, 2/15/47	25,028,900	18,342,079
3.000%, 5/15/47	32,252,900	23,615,090
2.750%, 8/15/47	24,998,000	17,416,482
3.000%, 2/15/48	21,407,600	15,634,441
3.125%, 5/15/48	21,211,700	15,863,836
3.375%, 11/15/48	126,946,900	99,400,730
3.000%, 2/15/49	29,227,000	21,325,422
2.875%, 5/15/49	1,346,800	958,941
2.375%, 11/15/49	135,620,200	86,638,754
2.000%, 2/15/50	919,000	535,196
1.250%, 5/15/50	103,059,100	48,502,251
1.375%, 8/15/50	2,622,000	1,277,115
2.375%, 5/15/51	124,398,400	78,795,402
2.000%, 8/15/51	22,931,000	13,213,789
1.875%, 11/15/51	23,671,000	13,174,303
2.250%, 2/15/52	15,975,100	9,787,324
2.875%, 5/15/52	61,760,100	43,734,210
3.000%, 8/15/52	11,907,000	8,666,034
4.000%, 11/15/52	42,537,800	37,660,229
3.625%, 2/15/53	70,360,400	58,137,229
3.625%, 5/15/53	9,803,500	8,106,947

Total U.S. Treasury Obligations		978,547,038

Total Long-Term Debt Securities (98.9%) (Cost $3,020,194,493)		2,212,549,075

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	5,034,126	5,034,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	17,105,388	$17,110,520
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		24,144,646

Total Short-Term Investments (1.1%) (Cost $24,144,542)		24,144,646

Total Investments in Securities (100.0%) (Cost $3,044,339,035)		2,236,693,721
Other Assets Less Liabilities (0.0%)†		131,069

Net Assets (100%)		$2,236,824,790

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $559,792 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $6,901,027. This was collateralized by cash of $7,034,126 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$15,094,602	$—	$15,094,602
Corporate Bonds
Communication Services	—	151,522,608	—	151,522,608
Consumer Discretionary	—	50,932,095	—	50,932,095
Consumer Staples	—	82,991,664	—	82,991,664
Energy	—	81,414,835	—	81,414,835
Financials	—	166,911,119	—	166,911,119
Health Care	—	176,690,415	—	176,690,415
Industrials	—	92,306,559	—	92,306,559
Information Technology	—	98,715,437	—	98,715,437
Materials	—	35,028,371	—	35,028,371
Real Estate	—	16,078,372	—	16,078,372
Utilities	—	130,969,395	—	130,969,395
Foreign Government Securities	—	64,753,817	—	64,753,817
Municipal Bonds	—	54,318,742	—	54,318,742
Short-Term Investments
Investment Companies	24,144,646	—	—	24,144,646
Supranational	—	2,911,034	—	2,911,034
U.S. Government Agency Securities	—	13,362,972	—	13,362,972
U.S. Treasury Obligations	—	978,547,038	—	978,547,038

Total Assets	$24,144,646	$2,212,549,075	$—	$2,236,693,721

Total Liabilities	$—	$—	$—	$—

Total	$24,144,646	$2,212,549,075	$—	$2,236,693,721

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$327,017
Aggregate gross unrealized depreciation	(811,767,419)

Net unrealized depreciation	$(811,440,402)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,048,134,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.7%)
Entertainment (6.4%)
Netflix, Inc.*	79,804	$30,133,990
Walt Disney Co. (The)*	224,329	18,181,866

		48,315,856

Interactive Media & Services (13.3%)
Alphabet, Inc., Class A*	220,900	28,906,974
Alphabet, Inc., Class C*	92,400	12,182,940
Meta Platforms, Inc., Class A*	195,358	58,648,425

		99,738,339

Total Communication Services		148,054,195

Consumer Discretionary (16.9%)
Automobile Components (1.0%)
Mobileye Global, Inc., Class A(x)*	188,882	7,848,047

Automobiles (4.5%)
Tesla, Inc.*	135,159	33,819,485

Broadline Retail (6.6%)
Alibaba Group Holding Ltd. (ADR)*	91,410	7,928,903
Amazon.com, Inc.*	324,497	41,250,059

		49,178,962

Hotels, Restaurants & Leisure (4.2%)
Starbucks Corp.	148,995	13,598,774
Yum China Holdings, Inc.	187,675	10,457,251
Yum! Brands, Inc.	59,225	7,399,571

		31,455,596

Textiles, Apparel & Luxury Goods (0.6%)
Under Armour, Inc., Class A*	699,712	4,793,028

Total Consumer Discretionary		127,095,118

Consumer Staples (5.3%)
Beverages (5.3%)
Boston Beer Co., Inc. (The), Class A*	24,191	9,423,120
Monster Beverage Corp.*	570,457	30,205,698

Total Consumer Staples		39,628,818

Financials (10.5%)
Capital Markets (4.6%)
FactSet Research Systems, Inc.	27,843	12,174,630
MSCI, Inc., Class A	23,047	11,824,955
SEI Investments Co.	173,792	10,467,492

		34,467,077

Financial Services (5.9%)
Block, Inc., Class A*	134,016	5,931,548
PayPal Holdings, Inc.*	125,147	7,316,094
Visa, Inc., Class A	136,488	31,393,605

		44,641,247

Total Financials		79,108,324

Health Care (14.5%)
Biotechnology (5.6%)
Alnylam Pharmaceuticals, Inc.*	100,721	17,837,689
CRISPR Therapeutics AG(x)*	113,951	5,172,236
Regeneron Pharmaceuticals, Inc.*	23,303	19,177,437

		42,187,362

Health Care Equipment & Supplies (1.0%)
Intuitive Surgical, Inc.*	26,209	7,660,629

Health Care Technology (2.9%)
Doximity, Inc., Class A*	424,624	9,010,521
Veeva Systems, Inc., Class A*	64,474	13,117,235

		22,127,756

Life Sciences Tools & Services (1.3%)
Illumina, Inc.*	70,738	9,710,913

Pharmaceuticals (3.7%)
Novartis AG (ADR)	70,516	7,182,760
Novo Nordisk A/S (ADR)	143,448	13,045,161
Roche Holding AG (ADR)(x)	213,149	7,232,145

		27,460,066

Total Health Care		109,146,726

Industrials (6.5%)
Aerospace & Defense (4.4%)
Boeing Co. (The)*	171,099	32,796,256

Air Freight & Logistics (1.4%)
Expeditors International of Washington, Inc.	88,184	10,108,532

Machinery (0.7%)
Deere & Co.	14,487	5,467,104

Total Industrials		48,371,892

Information Technology (26.3%)
IT Services (1.3%)
Shopify, Inc., Class A*	183,563	10,017,033

Semiconductors & Semiconductor Equipment (10.4%)
ARM Holdings plc (ADR)*	183,162	9,802,830
NVIDIA Corp.	129,181	56,192,443
QUALCOMM, Inc.	106,435	11,820,671

		77,815,944

Software (14.6%)
Autodesk, Inc.*	109,232	22,601,193
Microsoft Corp.	72,812	22,990,389
Oracle Corp.	316,152	33,486,820
Salesforce, Inc.*	74,930	15,194,305
Workday, Inc., Class A*	70,276	15,098,799

		109,371,506

Total Information Technology		197,204,483

Total Common Stocks (99.7%) (Cost $437,982,697)		748,609,556

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,212,918	3,212,918
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	4,000,000	4,000,000

Total Investment Companies		8,212,918

Total Short-Term Investments (1.1%) (Cost $8,212,918)		8,212,918

Total Investments in Securities (100.8%) (Cost $446,195,615)		756,822,474
Other Assets Less Liabilities (-0.8%)		(5,757,020)

Net Assets (100%)		$751,065,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $8,105,965. This was collateralized by cash of $8,212,918 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$148,054,195	$—	$—	$148,054,195
Consumer Discretionary	127,095,118	—	—	127,095,118
Consumer Staples	39,628,818	—	—	39,628,818
Financials	79,108,324	—	—	79,108,324
Health Care	109,146,726	—	—	109,146,726
Industrials	48,371,892	—	—	48,371,892
Information Technology	197,204,483	—	—	197,204,483
Short-Term Investments
Investment Companies	8,212,918	—	—	8,212,918

Total Assets	$756,822,474	$—	$—	$756,822,474

Total Liabilities	$—	$—	$—	$—

Total	$756,822,474	$—	$—	$756,822,474

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$370,891,824
Aggregate gross unrealized depreciation	(60,643,793)

Net unrealized appreciation	$310,248,031

Federal income tax cost of investments in securities and derivative instruments, if applicable	$446,574,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.3%)
Aristocrat Leisure Ltd.	301,068	$7,907,403
Flutter Entertainment plc*	79,608	13,005,670
Lottery Corp. Ltd. (The)	761,417	2,310,690
WiseTech Global Ltd.	73,566	3,076,817

		26,300,580

Brazil (0.4%)
Hypera SA	558,427	4,139,418

Canada (6.0%)
Agnico Eagle Mines Ltd.	299,781	13,622,296
Canadian Pacific Kansas City Ltd.	158,159	11,756,107
Element Fleet Management Corp.	712,590	10,225,201
Franco-Nevada Corp.	112,982	15,083,398
RB Global, Inc.	295,364	18,492,733

		69,179,735

China (4.4%)
Alibaba Group Holding Ltd.*	719,800	7,868,123
China Resources Gas Group Ltd.	1,415,400	4,148,083
Kingsoft Corp. Ltd.	1,058,000	3,836,980
Ping An Insurance Group Co. of China Ltd., Class H	1,204,000	6,895,638
Prosus NV*	179,383	5,295,103
Tencent Holdings Ltd.	310,600	12,144,851
Yum China Holdings, Inc.(Hong Kong stock exchange)	54,100	3,052,169
Yum China Holdings, Inc.(New York stock exchange)	126,428	7,044,568

		50,285,515

France (12.5%)
Air Liquide SA	141,033	23,833,285
Capgemini SE	88,724	15,552,612
Dassault Systemes SE	186,764	6,969,218
EssilorLuxottica SA	133,572	23,323,729
Kering SA	22,557	10,300,119
LVMH Moet Hennessy Louis Vuitton SE	51,749	39,195,412
Pernod Ricard SA	117,272	19,571,162
Sodexo SA	49,375	5,090,712

		143,836,249

Germany (9.4%)
Bayer AG (Registered)	280,408	13,474,169
Deutsche Boerse AG	77,624	13,434,527
GEA Group AG	280,902	10,382,548
Merck KGaA	69,808	11,672,183
SAP SE	379,989	49,342,121
Symrise AG, Class A	103,275	9,861,814

		108,167,362

Hong Kong (2.2%)
AIA Group Ltd.	3,164,369	25,800,824

India (3.7%)
HDFC Bank Ltd.	804,399	14,784,871
ITC Ltd.	865,094	4,629,600
Kotak Mahindra Bank Ltd.	271,926	5,683,705
Reliance Industries Ltd.	368,057	10,393,554
UPL Ltd.	1,014,048	7,525,261

		43,016,991

Ireland (0.4%)
Kingspan Group plc	59,243	4,444,556

Israel (0.4%)
Nice Ltd. (ADR)*	27,414	4,660,380

Japan (10.0%)
Chugai Pharmaceutical Co. Ltd.	239,500	7,410,653
Hitachi Ltd.	698,000	43,321,400
Koito Manufacturing Co. Ltd.	289,100	4,365,325
Kose Corp.	28,400	2,062,915
Mitsubishi Heavy Industries Ltd.	86,000	4,802,971
Nitto Denko Corp.	169,000	11,091,756
Nomura Research Institute Ltd.	322,800	8,409,130
Oracle Corp.	101,900	7,568,857
Resonac Holdings Corp.	363,700	6,096,550
Sugi Holdings Co. Ltd.	107,600	4,277,647
Terumo Corp.	326,400	8,655,803
Z Holdings Corp.	2,446,200	6,801,366

		114,864,373

Macau (0.3%)
Sands China Ltd.*	1,089,600	3,339,365

Mexico (1.0%)
Grupo Financiero Banorte SAB de CV, Class O	1,378,022	11,550,003

Netherlands (3.7%)
Akzo Nobel NV	143,692	10,403,370
ASML Holding NV	18,904	11,174,315
Heineken NV	242,894	21,432,501

		43,010,186

Peru (0.9%)
Credicorp Ltd.	76,937	9,845,628

Singapore (1.7%)
DBS Group Holdings Ltd.	647,600	15,936,550
Singapore Technologies Engineering Ltd.	1,354,400	3,873,961

		19,810,511

South Korea (2.0%)
Amorepacific Corp.	98,910	8,942,508
NAVER Corp.	48,201	7,197,644
SK Hynix, Inc.	88,395	7,513,641

		23,653,793

Spain (2.2%)
Amadeus IT Group SA	416,013	25,193,448

Sweden (1.6%)
Assa Abloy AB, Class B	873,131	19,036,095

Switzerland (3.8%)
Alcon, Inc.	50,396	3,905,710
Novartis AG (Registered)	216,304	22,182,178
Sika AG (Registered)	38,848	9,892,903
Sonova Holding AG (Registered)	34,919	8,304,874

		44,285,665

Taiwan (4.2%)
Delta Electronics, Inc.	1,329,000	13,359,784
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	408,845	35,528,630

		48,888,414

Thailand (0.6%)
Advanced Info Service PCL	504,000	3,155,839
Kasikornbank PCL	1,132,800	3,919,885

		7,075,724

United Kingdom (7.0%)
Burberry Group plc	314,923	7,333,174
Diageo plc	561,724	20,793,806
London Stock Exchange Group plc	82,714	8,309,699
Ocado Group plc*	158,839	1,163,572
Reckitt Benckiser Group plc	349,146	24,682,036
Rolls-Royce Holdings plc*	7,023,833	18,930,641

		81,212,928

United States (18.1%)
Experian plc	423,326	13,899,017
Haleon plc	1,497,527	6,227,782
Linde plc	100,238	37,323,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle SA (Registered)	429,879	$48,719,777
QIAGEN NV*	283,417	11,467,323
Roche Holding AG	172,152	47,102,713
Schneider Electric SE	242,370	40,225,447
Tenaris SA	238,496	3,778,466

		208,744,144

Total Investments in Securities (98.8%) (Cost $835,473,021)		1,140,341,887
Other Assets Less Liabilities (1.2%)		13,502,950

Net Assets (100%)		$1,153,844,837

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Industrials	$189,165,476	16.4%
Information Technology	163,155,505	14.1
Consumer Staples	162,503,306	14.1
Health Care	161,638,753	14.0
Materials	144,734,252	12.5
Consumer Discretionary	141,301,281	12.2
Financials	126,386,531	11.0
Communication Services	33,136,680	2.9
Energy	14,172,020	1.2
Utilities	4,148,083	0.4
Cash and Other	13,502,950	1.2

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$26,300,580	$—	$26,300,580
Brazil	4,139,418	—	—	4,139,418
Canada	69,179,735	—	—	69,179,735
China	7,044,568	43,240,947	—	50,285,515
France	—	143,836,249	—	143,836,249
Germany	—	108,167,362	—	108,167,362
Hong Kong	—	25,800,824	—	25,800,824
India	—	43,016,991	—	43,016,991
Ireland	—	4,444,556	—	4,444,556
Israel	4,660,380	—	—	4,660,380
Japan	—	114,864,373	—	114,864,373
Macau	—	3,339,365	—	3,339,365
Mexico	11,550,003	—	—	11,550,003
Netherlands	—	43,010,186	—	43,010,186
Peru	9,845,628	—	—	9,845,628
Singapore	—	19,810,511	—	19,810,511
South Korea	—	23,653,793	—	23,653,793
Spain	—	25,193,448	—	25,193,448
Sweden	—	19,036,095	—	19,036,095
Switzerland	—	44,285,665	—	44,285,665
Taiwan	35,528,630	13,359,784	—	48,888,414
Thailand	—	7,075,724	—	7,075,724
United Kingdom	—	81,212,928	—	81,212,928
United States	37,323,619	171,420,525	—	208,744,144

Total Assets	$179,271,981	$961,069,906	$—	$1,140,341,887

Total Liabilities	$—	$—	$—	$—

Total	$179,271,981	$961,069,906	$—	$1,140,341,887

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$375,279,869
Aggregate gross unrealized depreciation	(73,441,593)

Net unrealized appreciation	$301,838,276

Federal income tax cost of investments in securities and derivative instruments, if applicable	$838,503,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.2%)
Glencore plc	2,329,070	$13,353,140
Woodside Energy Group Ltd.	873,125	20,484,600

		33,837,740

Brazil (1.5%)
Petroleo Brasileiro SA (ADR)	537,316	7,366,602
Wheaton Precious Metals Corp.	216,241	8,775,413

		16,142,015

Canada (3.9%)
Agnico Eagle Mines Ltd.	178,523	8,112,232
Franco-Nevada Corp.	244,841	32,686,927

		40,799,159

Denmark (1.5%)
Jyske Bank A/S (Registered)*	71,404	5,235,015
Novozymes A/S, Class B	147,842	5,966,534
Sydbank A/S	91,196	4,346,206

		15,547,755

France (11.7%)
Capgemini SE	62,829	11,013,424
Dassault Systemes SE	187,322	6,990,040
EssilorLuxottica SA	71,003	12,398,218
Legrand SA	298,949	27,592,372
L’Oreal SA	25,100	10,434,339
LVMH Moet Hennessy Louis Vuitton SE	6,116	4,632,343
Pernod Ricard SA	108,416	18,093,212
TotalEnergies SE	475,724	31,339,388

		122,493,336

Germany (10.2%)
adidas AG	48,504	8,544,416
Bayer AG (Registered)	169,913	8,164,662
Beiersdorf AG	87,314	11,275,999
Deutsche Boerse AG	120,093	20,784,715
GEA Group AG	212,736	7,863,033
Knorr-Bremse AG	108,390	6,896,347
LEG Immobilien SE*	69,289	4,786,534
SAP SE	136,895	17,776,014
Symrise AG, Class A	85,654	8,179,171
TAG Immobilien AG*	264,756	2,780,099
Vonovia SE	318,458	7,679,892
Zalando SE(m)*	79,959	1,786,259

		106,517,141

Ireland (4.2%)
AIB Group plc	4,195,672	18,896,824
Bank of Ireland Group plc	1,472,634	14,463,994
Ryanair Holdings plc (ADR)*	107,628	10,462,518

		43,823,336

Israel (0.3%)
Nice Ltd. (ADR)*	17,675	3,004,750

Japan (15.1%)
Chiba Bank Ltd. (The)	1,099,900	8,004,157
Disco Corp.	49,900	9,209,328
Ezaki Glico Co. Ltd.	164,500	4,518,686
Hachijuni Bank Ltd. (The)	512,200	2,827,314
Hirose Electric Co. Ltd.	111,300	12,899,599
Kansai Paint Co. Ltd.	75,100	1,074,185
Kose Corp.	30,000	2,179,135
Lion Corp.	323,100	3,191,218
Mebuki Financial Group, Inc.	1,425,600	3,946,539
Mitsubishi Electric Corp.	953,600	11,798,758
Nitto Denko Corp.	47,600	3,124,069
Nomura Research Institute Ltd.	345,300	8,995,268
North Pacific Bank Ltd.	784,800	1,895,830
Resona Holdings, Inc.	3,357,100	18,607,374
Rohto Pharmaceutical Co. Ltd.	664,900	18,041,819
Shimadzu Corp.	548,100	14,568,076
SMC Corp.	27,200	12,191,221
Taisei Corp.	115,700	4,073,191
Toyo Suisan Kaisha Ltd.	273,500	10,733,923
Yokogawa Electric Corp.	331,000	6,397,842

		158,277,532

Netherlands (2.7%)
ASML Holding NV	10,536	6,227,919
Euronext NV(m)	129,317	9,023,546
Wolters Kluwer NV	109,534	13,277,023

		28,528,488

Portugal (0.6%)
Galp Energia SGPS SA	403,421	5,988,297

South Korea (2.5%)
Samsung Electronics Co. Ltd.	505,586	25,627,747

Spain (2.7%)
Amadeus IT Group SA	203,746	12,338,711
CaixaBank SA	3,837,251	15,359,551

		27,698,262

Sweden (1.3%)
Epiroc AB, Class A	435,514	8,291,291
Svenska Cellulosa AB SCA, Class B	419,486	5,757,323

		14,048,614

Switzerland (7.8%)
Chocoladefabriken Lindt & Spruengli AG	343	3,818,397
Cie Financiere Richemont SA (Registered)	41,091	5,027,795
Geberit AG (Registered)	15,143	7,593,420
Givaudan SA (Registered)	3,075	10,057,956
Julius Baer Group Ltd.	116,593	7,497,311
Schindler Holding AG	47,766	9,549,547
SGS SA (Registered)	130,775	11,003,759
Sika AG (Registered)	29,168	7,427,826
UBS Group AG (Registered)	790,562	19,596,714

		81,572,725

Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	199,083	17,300,313

United Kingdom (7.4%)
Croda International plc	73,110	4,384,254
Diageo plc	440,586	16,309,539
Hiscox Ltd.	352,108	4,317,550
IMI plc	815,466	15,600,817
Intertek Group plc	203,115	10,190,384
NatWest Group plc	5,719,045	16,446,691
Ocado Group plc*	421,716	3,089,272
Spirax-Sarco Engineering plc	60,760	7,061,936

		77,400,443

United States (19.1%)
Agilent Technologies, Inc.	106,446	11,902,792
Analog Devices, Inc.	93,847	16,431,671
ANSYS, Inc.*	23,183	6,898,102
Bruker Corp.	143,828	8,960,484
Cadence Design Systems, Inc.*	126,788	29,706,428
CRH plc	254,066	14,079,561
Experian plc	441,230	14,486,857
Haleon plc	3,703,264	15,400,804
Nestle SA (Registered)	184,568	20,917,774
Roche Holding AG	59,167	16,188,753
Schneider Electric SE	220,766	36,639,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	37,881	$7,915,614

		199,528,734
Total Investments in Securities (97.4%) (Cost $903,519,966)		1,018,136,387
Other Assets Less Liabilities (2.6%)		26,952,309

Net Assets (100%)		$1,045,088,696

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $10,809,805 or 1.0% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2023	Market Value	% of Net Assets
Industrials	$214,572,368	20.5%
Information Technology	193,046,521	18.5
Financials	179,164,945	17.1
Consumer Staples	138,004,117	13.2
Materials	122,978,591	11.8
Energy	65,178,887	6.2
Health Care	57,614,909	5.5
Consumer Discretionary	32,329,524	3.1
Real Estate	15,246,525	1.5
Cash and Other	26,952,309	2.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$33,837,740	$—	$33,837,740
Brazil	16,142,015	—	—	16,142,015
Canada	40,799,159	—	—	40,799,159
Denmark	—	15,547,755	—	15,547,755
France	—	122,493,336	—	122,493,336
Germany	—	106,517,141	—	106,517,141
Ireland	10,462,518	33,360,818	—	43,823,336
Israel	3,004,750	—	—	3,004,750
Japan	—	158,277,532	—	158,277,532
Netherlands	—	28,528,488	—	28,528,488
Portugal	—	5,988,297	—	5,988,297
South Korea	—	25,627,747	—	25,627,747
Spain	—	27,698,262	—	27,698,262
Sweden	—	14,048,614	—	14,048,614
Switzerland	—	81,572,725	—	81,572,725
Taiwan	17,300,313	—	—	17,300,313
United Kingdom	—	77,400,443	—	77,400,443
United States	81,815,091	117,713,643	—	199,528,734

Total Assets	$169,523,846	$848,612,541	$—	$1,018,136,387

Total Liabilities	$—	$—	$—	$—

Total	$169,523,846	$848,612,541	$—	$1,018,136,387

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,697,120
Aggregate gross unrealized depreciation	(74,488,410)

Net unrealized appreciation	$114,208,710

Federal income tax cost of investments in securities and derivative instruments, if applicable	$903,927,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Entertainment (4.4%)
Spotify Technology SA*	57,211	$8,847,109
Take-Two Interactive Software, Inc.*	63,793	8,955,899

Total Communication Services		17,803,008

Consumer Discretionary (12.1%)
Diversified Consumer Services (1.9%)
Bright Horizons Family Solutions, Inc.*	93,997	7,656,996

Hotels, Restaurants & Leisure (4.8%)
Chipotle Mexican Grill, Inc., Class A*	3,981	7,292,515
DraftKings, Inc., Class A*	186,809	5,499,657
Hyatt Hotels Corp., Class A	59,681	6,330,961

		19,123,133

Specialty Retail (3.4%)
O’Reilly Automotive, Inc.*	9,495	8,629,626
Ulta Beauty, Inc.*	13,030	5,204,833

		13,834,459

Textiles, Apparel & Luxury Goods (2.0%)
Lululemon Athletica, Inc.*	20,553	7,925,442

Total Consumer Discretionary		48,540,030

Consumer Staples (2.3%)
Household Products (2.3%)
Church & Dwight Co., Inc.	100,230	9,184,075

Total Consumer Staples		9,184,075

Energy (2.5%)
Oil, Gas & Consumable Fuels (2.5%)
Diamondback Energy, Inc.	66,083	10,234,935

Total Energy		10,234,935

Financials (9.9%)
Capital Markets (5.3%)
Morningstar, Inc.	23,534	5,512,604
MSCI, Inc., Class A	30,490	15,643,810

		21,156,414

Insurance (4.6%)
Arthur J Gallagher & Co.	80,967	18,454,808

Total Financials		39,611,222

Health Care (16.2%)
Biotechnology (2.7%)
Argenx SE (ADR)*	8,191	4,026,941
Legend Biotech Corp. (ADR)*	98,664	6,627,261

		10,654,202

Health Care Equipment & Supplies (4.9%)
IDEXX Laboratories, Inc.*	15,478	6,768,065
STERIS plc	59,197	12,989,006

		19,757,071

Health Care Technology (2.2%)
Veeva Systems, Inc., Class A*	43,981	8,947,934

Life Sciences Tools & Services (6.4%)
Agilent Technologies, Inc.	73,978	8,272,220
ICON plc*	25,883	6,373,689
Waters Corp.*	19,473	5,339,691
West Pharmaceutical Services, Inc.	14,784	5,547,105

		25,532,705

Total Health Care		64,891,912

Industrials (22.0%)
Aerospace & Defense (3.7%)
Howmet Aerospace, Inc.	218,792	10,119,130
TransDigm Group, Inc.*	5,584	4,708,038

		14,827,168

Commercial Services & Supplies (4.7%)
Copart, Inc.*	287,646	12,394,666
Waste Connections, Inc.	48,168	6,468,963

		18,863,629

Electrical Equipment (5.1%)
AMETEK, Inc.	77,876	11,506,958
Rockwell Automation, Inc.	32,338	9,244,464

		20,751,422

Machinery (2.4%)
Westinghouse Air Brake Technologies Corp.	90,483	9,615,628

Professional Services (6.1%)
Verisk Analytics, Inc., Class A	70,883	16,745,400
Wolters Kluwer NV	62,890	7,623,130

		24,368,530

Total Industrials		88,426,377

Information Technology (23.3%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	23,536	4,328,976

IT Services (2.8%)
Gartner, Inc.*	32,669	11,225,395

Semiconductors & Semiconductor Equipment (6.4%)
ASM International NV	26,848	11,283,057
Monolithic Power Systems, Inc.	31,792	14,687,904

		25,970,961

Software (13.0%)
ANSYS, Inc.*	12,553	3,735,145
Cadence Design Systems, Inc.*	79,440	18,612,792
Constellation Software, Inc.	6,159	12,715,087
Synopsys, Inc.*	21,072	9,671,416
Tyler Technologies, Inc.*	19,166	7,400,759

		52,135,199

Total Information Technology		93,660,531

Materials (4.1%)
Construction Materials (4.1%)
Vulcan Materials Co.	81,282	16,420,590

Total Materials		16,420,590

Real Estate (2.8%)
Real Estate Management & Development (2.8%)
CoStar Group, Inc.*	144,885	11,140,208

Total Real Estate		11,140,208

Total Common Stocks (99.6%) (Cost $310,990,697)		399,912,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40* (Cost $—)(r)	6,159	$—

Total Investments in Securities (99.6%) (Cost $310,990,697)		399,912,888
Other Assets Less Liabilities (0.4%)		1,714,076

Net Assets (100%)		$401,626,964

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR—American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$17,803,008	$—	$—		$17,803,008
Consumer Discretionary	48,540,030	—	—		48,540,030
Consumer Staples	9,184,075	—	—		9,184,075
Energy	10,234,935	—	—		10,234,935
Financials	39,611,222	—	—		39,611,222
Health Care	64,891,912	—	—		64,891,912
Industrials	80,803,247	7,623,130	—		88,426,377
Information Technology	82,377,474	11,283,057	—		93,660,531
Materials	16,420,590	—	—		16,420,590
Real Estate	11,140,208	—	—		11,140,208
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$381,006,701	$18,906,187	$—		$399,912,888

Total Liabilities	$—	$—	$—		$—

Total	$381,006,701	$18,906,187	$—		$399,912,888

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,091,343
Aggregate gross unrealized depreciation	(11,170,221)

Net unrealized appreciation	$88,921,122

Federal income tax cost of investments in securities and derivative instruments, if applicable	$310,991,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (18.3%)
Entertainment (1.0%)
Take-Two Interactive Software, Inc.*	46,939	$6,589,766

Interactive Media & Services (17.3%)
Alphabet, Inc., Class A*	497,184	65,061,498
Meta Platforms, Inc., Class A*	129,084	38,752,308
Pinterest, Inc., Class A*	236,581	6,394,785

		110,208,591

Total Communication Services		116,798,357

Consumer Discretionary (3.7%)
Automobile Components (0.7%)
Mobileye Global, Inc., Class A*	104,794	4,354,191

Broadline Retail (0.9%)
Amazon.com, Inc.*	47,893	6,088,158

Hotels, Restaurants & Leisure (2.1%)
Booking Holdings, Inc.*	4,257	13,128,375

Total Consumer Discretionary		23,570,724

Financials (7.1%)
Capital Markets (2.0%)
FactSet Research Systems, Inc.	10,868	4,752,142
MSCI, Inc., Class A	8,225	4,220,083
S&P Global, Inc.	11,010	4,023,164

		12,995,389

Financial Services (2.1%)
FleetCor Technologies, Inc.*	13,483	3,442,749
Mastercard, Inc., Class A	7,661	3,033,066
PayPal Holdings, Inc.*	36,749	2,148,347
WEX, Inc.*	25,319	4,762,251

		13,386,413

Insurance (3.0%)
Aon plc, Class A	21,974	7,124,410
Arthur J Gallagher & Co.	51,495	11,737,255

		18,861,665

Total Financials		45,243,467

Industrials (3.9%)
Industrial Conglomerates (1.9%)
Hitachi Ltd.	188,200	11,680,641

Professional Services (2.0%)
Dun & Bradstreet Holdings, Inc.	258,956	2,586,970
Equifax, Inc.	14,338	2,626,435
Verisk Analytics, Inc., Class A	32,448	7,665,516

		12,878,921

Total Industrials		24,559,562

Information Technology (64.8%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	29,940	5,506,864

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	102,384	8,599,232

IT Services (6.0%)
Accenture plc, Class A	61,959	19,028,229
Gartner, Inc.*	25,369	8,717,042
Shopify, Inc., Class A*	195,963	10,693,701

		38,438,972

Semiconductors & Semiconductor Equipment (20.3%)
Advanced Micro Devices, Inc.*	114,398	11,762,402
Broadcom, Inc.	31,614	26,257,956
Intel Corp.	101,602	3,611,951
KLA Corp.	17,784	8,156,810
Lam Research Corp.	9,538	5,978,132
Marvell Technology, Inc.	184,782	10,002,250
NVIDIA Corp.	145,867	63,450,686

		129,220,187

Software (36.2%)
Adobe, Inc.*	22,318	11,379,948
Cadence Design Systems, Inc.*	54,862	12,854,167
Constellation Software, Inc.	4,441	9,168,323
Descartes Systems Group, Inc. (The)*	76,075	5,583,594
HubSpot, Inc.*	16,229	7,992,782
Intuit, Inc.	32,237	16,471,173
Microsoft Corp.	250,451	79,079,903
Oracle Corp.	130,742	13,848,193
Palo Alto Networks, Inc.*	57,298	13,432,943
Salesforce, Inc.*	89,600	18,169,088
ServiceNow, Inc.*	39,483	22,069,418
Synopsys, Inc.*	14,604	6,702,798
Topicus.com, Inc.*	44,996	2,972,237
Tyler Technologies, Inc.*	13,196	5,095,503
VMware, Inc., Class A*	35,816	5,962,648

		230,782,718

Total Information Technology		412,547,973

Total Common Stocks (97.8%) (Cost $465,177,118)		622,720,083

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40* (Cost $–)(r)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	8,363,546	8,366,055

Total Short-Term Investment (1.3%) (Cost $8,365,225)		8,366,055

Total Investments in Securities (99.1%) (Cost $473,542,343)		631,086,138
Other Assets Less Liabilities (0.9%)		5,871,016

Net Assets (100%)		$636,957,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$116,798,357	$—	$—		$116,798,357
Consumer Discretionary	23,570,724	—	—		23,570,724
Financials	45,243,467	—	—		45,243,467
Industrials	12,878,921	11,680,641	—		24,559,562
Information Technology	412,547,973	—	—		412,547,973
Short-Term Investment
Investment Company	8,366,055	—	—		8,366,055
Warrants
Information Technology	—	—	—	(a)	—	(a)
Total Assets	$619,405,497	$11,680,641	$—		$631,086,138

Total Liabilities	$—	$—	$—		$—

Total	$619,405,497	$11,680,641	$—		$631,086,138

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,540,760
Aggregate gross unrealized depreciation	(13,513,907)

Net unrealized appreciation	$157,026,853

Federal income tax cost of investments in securities and derivative instruments, if applicable	$474,059,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (4.8%)
Diversified Telecommunication Services (3.5%)
Cellnex Telecom SA(m)	157,285	$5,482,567
Hellenic Telecommunications Organization SA	76,509	1,117,888

		6,600,455

Wireless Telecommunication Services (1.3%)
Rogers Communications, Inc., Class B	51,763	1,987,440
Vodafone Group plc	613,149	574,693

		2,562,133

Total Communication Services		9,162,588

Real Estate (2.6%)
Specialized REITs (2.6%)
SBA Communications Corp. (REIT), Class A	24,311	4,866,333

Total Real Estate		4,866,333

Utilities (89.7%)
Electric Utilities (55.0%)
Alliant Energy Corp.	102,430	4,962,733
American Electric Power Co., Inc.	67,577	5,083,142
CLP Holdings Ltd.	168,000	1,243,221
Constellation Energy Corp.	54,606	5,956,422
Edison International	110,851	7,015,760
EDP - Energias de Portugal SA	608,440	2,531,923
Enel SpA	690,650	4,249,704
Energisa SA	102,800	957,944
Equatorial Energia SA	154,800	989,183
Evergy, Inc.	77,963	3,952,724
Exelon Corp.	80,507	3,042,360
Iberdrola SA	136,445	1,528,397
NextEra Energy, Inc.	343,135	19,658,204
Orsted A/S(m)	24,901	1,359,337
PG&E Corp.*	731,391	11,797,337
Pinnacle West Capital Corp.	41,771	3,077,687
Portland General Electric Co.	57,670	2,334,482
PPL Corp.	266,485	6,278,387
Southern Co. (The)	144,249	9,335,795
SSE plc	209,089	4,107,263
Xcel Energy, Inc.	86,910	4,972,990

		104,434,995

Gas Utilities (2.6%)
Atmos Energy Corp.	27,724	2,936,803
China Resources Gas Group Ltd.	331,200	970,641
Southwest Gas Holdings, Inc.	18,049	1,090,340

		4,997,784

Independent Power and Renewable Electricity Producers (7.2%)
AES Corp. (The)	94,178	1,431,506
EDP Renovaveis SA	345,003	5,659,165
RWE AG	174,895	6,499,507

		13,590,178

Multi-Utilities (24.6%)
Ameren Corp.	83,703	6,263,495
CenterPoint Energy, Inc.	60,707	1,629,983
Dominion Energy, Inc.	239,519	10,699,314
DTE Energy Co.	82,094	8,150,292
E.ON SE	275,273	3,259,563
National Grid plc	278,992	3,335,902
Public Service Enterprise Group, Inc.	50,651	2,882,548
Sempra	112,924	7,682,220
Veolia Environnement SA	93,585	2,713,999

		46,617,316

Water Utilities (0.3%)
United Utilities Group plc	58,176	673,037

Total Utilities		170,313,310

Total Common Stocks (97.1%) (Cost $178,413,224)		184,342,231

CONVERTIBLE PREFERRED STOCK:
Utilities (0.8%)
Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The) 6.875%	23,066	1,407,026

Total Convertible Preferred Stock (0.8%) (Cost $1,912,515)		1,407,026

Total Investments in Securities (97.9%) (Cost $180,325,739)		185,749,257
Other Assets Less Liabilities (2.1%)		4,019,883

Net Assets (100%)		$189,769,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $6,841,904 or 3.6% of net assets.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

REIT — Real Estate Investment Trust

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	1.0%
Canada	1.1
China	0.5
Denmark	0.7
France	1.4
Germany	5.2
Greece	0.6
Hong Kong	0.7
Italy	2.2
Portugal	1.3
Spain	6.7
United Kingdom	4.6
United States	71.9
Cash and Other	2.1

100.0%

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	122,320	CAD	161,599	Citibank NA	10/20/2023	3,315
USD	1,317,091	CAD	1,734,244	HSBC Bank plc	10/20/2023	39,959
USD	6,563	CAD	8,802	Merrill Lynch International	10/20/2023	81
USD	7,381	CAD	9,996	Natwest Markets plc	10/20/2023	20
USD	10,986	CAD	14,667	State Street Bank & Trust	10/20/2023	185
USD	27,434,427	EUR	24,330,606	Goldman Sachs International	10/20/2023	1,692,522
USD	210,047	EUR	194,835	State Street Bank & Trust	10/20/2023	3,911
USD	74,638	GBP	58,990	Brown Brothers Harriman & Co.	10/20/2023	2,657
USD	5,976,726	GBP	4,631,515	HSBC Bank plc	10/20/2023	325,216
USD	184,102	GBP	144,408	Morgan Stanley	10/20/2023	7,891
USD	19,396	GBP	15,225	Royal Bank of Scotland	10/20/2023	818
USD	154,728	GBP	121,349	State Street Bank & Trust	10/20/2023	6,655
USD	53,796	GBP	42,264	UBS AG	10/20/2023	2,224

Total unrealized appreciation						2,085,454

CAD	169,281	USD	124,777	State Street Bank & Trust	10/20/2023	(115)
EUR	1,992,640	USD	2,194,663	BNP Paribas	10/20/2023	(86,440)
EUR	36,583	USD	40,304	Citibank NA	10/20/2023	(1,600)
EUR	187,975	USD	203,413	HSBC Bank plc	10/20/2023	(4,535)
EUR	134,272	USD	146,305	Merrill Lynch International	10/20/2023	(4,245)
EUR	346,231	USD	385,048	Morgan Stanley	10/20/2023	(18,733)
EUR	365,025	USD	404,930	State Street Bank & Trust	10/20/2023	(18,732)
GBP	114,837	USD	148,108	BNP Paribas	10/20/2023	(7,981)
GBP	102,762	USD	128,216	Natwest Markets plc	10/20/2023	(2,822)

Total unrealized depreciation						(145,203)

Net unrealized appreciation						1,940,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,987,440	$7,175,148	$—	$9,162,588
Real Estate	4,866,333	—	—	4,866,333
Utilities	132,181,651	38,131,659	—	170,313,310
Convertible Preferred Stocks
Utilities	1,407,026	—	—	1,407,026
Forward Currency Contracts	—	2,085,454	—	2,085,454

Total Assets	$140,442,450	$47,392,261	$—	$187,834,711

Liabilities:
Forward Currency Contracts	$—	$(145,203)	$—	$(145,203)

Total Liabilities	$—	$(145,203)	$—	$(145,203)

Total	$140,442,450	$47,247,058	$—	$187,689,508

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,690,622
Aggregate gross unrealized depreciation	(14,253,750)

Net unrealized appreciation	$7,436,872

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,252,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	207,424	$3,246,186
Iridium Communications, Inc.	117,272	5,334,703

		8,580,889

Entertainment (0.2%)
TKO Group Holdings, Inc.	49,133	4,130,120

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	43,591	2,776,311
ZoomInfo Technologies, Inc., Class A*	286,136	4,692,630

		7,468,941

Media (0.8%)
Cable One, Inc.	4,271	2,629,398
New York Times Co. (The), Class A	153,384	6,319,421
Nexstar Media Group, Inc., Class A	31,256	4,481,173
TEGNA, Inc.	188,986	2,753,526

		16,183,518

Total Communication Services		36,363,468

Consumer Discretionary (14.4%)
Automobile Components (1.7%)
Adient plc*	87,831	3,223,398
Autoliv, Inc.	71,259	6,875,068
Fox Factory Holding Corp.*	39,732	3,936,647
Gentex Corp.	218,915	7,123,494
Goodyear Tire & Rubber Co. (The)*	265,843	3,304,428
Lear Corp.	55,093	7,393,481
Visteon Corp.*	26,445	3,651,261

		35,507,777

Automobiles (0.4%)
Harley-Davidson, Inc.	120,915	3,997,450
Thor Industries, Inc.	49,992	4,755,739

		8,753,189

Broadline Retail (0.5%)
Kohl’s Corp.	103,712	2,173,803
Macy’s, Inc.	255,577	2,967,249
Nordstrom, Inc.(x)	90,869	1,357,583
Ollie’s Bargain Outlet Holdings, Inc.*	57,954	4,472,890

		10,971,525

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	3,456	2,014,848
Grand Canyon Education, Inc.*	27,966	3,268,666
H&R Block, Inc.	142,811	6,149,442
Service Corp. International	141,473	8,083,767

		19,516,723

Hotels, Restaurants & Leisure (3.4%)
Aramark	244,811	8,494,942
Boyd Gaming Corp.	66,591	4,050,730
Choice Hotels International, Inc.(x)	23,622	2,893,931
Churchill Downs, Inc.	63,893	7,414,144
Hilton Grand Vacations, Inc.*	68,113	2,772,199
Light & Wonder, Inc.*	85,450	6,095,148
Marriott Vacations Worldwide Corp.	31,806	3,200,638
Penn Entertainment, Inc.*	141,642	3,250,684
Planet Fitness, Inc., Class A*	79,301	3,900,023
Texas Roadhouse, Inc., Class A	62,596	6,015,476
Travel + Leisure Co.	69,325	2,546,307
Vail Resorts, Inc.	36,156	8,022,655
Wendy’s Co. (The)	158,978	3,244,741
Wingstop, Inc.	28,113	5,055,842
Wyndham Hotels & Resorts, Inc.	79,016	5,494,773

		72,452,233

Household Durables (1.7%)
Helen of Troy Ltd.*	22,600	2,634,256
KB Home	72,876	3,372,701
Leggett & Platt, Inc.	124,909	3,173,938
Taylor Morrison Home Corp., Class A*	102,640	4,373,491
Tempur Sealy International, Inc.	161,448	6,997,156
Toll Brothers, Inc.	102,540	7,583,858
TopBuild Corp.*	29,782	7,493,151

		35,628,551

Leisure Products (1.1%)
Brunswick Corp.	65,490	5,173,710
Mattel, Inc.*	332,109	7,316,362
Polaris, Inc.	49,973	5,204,188
Topgolf Callaway Brands Corp.*	134,024	1,854,892
YETI Holdings, Inc.*	81,341	3,922,263
		23,471,415
Specialty Retail (2.8%)
AutoNation, Inc.*	25,198	3,814,977
Dick’s Sporting Goods, Inc.	58,763	6,380,487
Five Below, Inc.*	52,201	8,399,141
GameStop Corp., Class A(x)*	251,498	4,139,657
Gap, Inc. (The)	200,194	2,128,062
Lithia Motors, Inc., Class A	25,847	7,633,394
Murphy USA, Inc.	18,308	6,256,393
Penske Automotive Group, Inc.(x)	18,302	3,057,532
RH*	14,490	3,830,576
Valvoline, Inc.	130,037	4,192,393
Williams-Sonoma, Inc.	60,227	9,359,276

		59,191,888

Textiles, Apparel & Luxury Goods (1.9%)
Capri Holdings Ltd.*	108,847	5,726,441
Carter’s, Inc.	34,940	2,416,101
Columbia Sportswear Co.	32,784	2,429,294
Crocs, Inc.*	57,809	5,100,488
Deckers Outdoor Corp.*	24,508	12,599,318
PVH Corp.	58,816	4,500,012
Skechers USA, Inc., Class A*	126,009	6,168,140
Under Armour, Inc., Class A*	176,967	1,212,224
Under Armour, Inc., Class C*	187,528	1,196,429

		41,348,447

Total Consumer Discretionary		306,841,748

Consumer Staples (4.3%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	8,865	3,453,184
Celsius Holdings, Inc.*	46,149	7,919,168
Coca-Cola Consolidated, Inc.	4,395	2,796,626

		14,168,978

Consumer Staples Distribution & Retail (2.0%)
BJ’s Wholesale Club Holdings, Inc.*	126,010	8,993,334
Casey’s General Stores, Inc.	35,064	9,520,577
Grocery Outlet Holding Corp.*	92,632	2,672,433
Performance Food Group Co.*	146,433	8,619,046
Sprouts Farmers Market, Inc.*	95,661	4,094,291
US Foods Holding Corp.*	213,020	8,456,894

		42,356,575

Food Products (1.2%)
Darling Ingredients, Inc.*	149,570	7,807,554
Flowers Foods, Inc.	180,339	3,999,919
Ingredion, Inc.	62,026	6,103,358
Lancaster Colony Corp.	19,099	3,151,908
Pilgrim’s Pride Corp.*	37,750	861,833
Post Holdings, Inc.*	47,651	4,085,597

		26,010,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.4%)
BellRing Brands, Inc.*	123,269	$5,082,381
Coty, Inc., Class A*	335,894	3,684,757

		8,767,138

Total Consumer Staples		91,302,860

Energy (5.8%)
Energy Equipment & Services (1.2%)
ChampionX Corp.	184,353	6,566,654
NOV, Inc.	369,281	7,717,973
Valaris Ltd.*	59,672	4,474,206
Weatherford International plc*	67,591	6,105,495

		24,864,328

Oil, Gas & Consumable Fuels (4.6%)
Antero Midstream Corp.	319,386	3,826,244
Antero Resources Corp.*	264,796	6,720,523
Chesapeake Energy Corp.	105,504	9,097,610
Chord Energy Corp.	38,948	6,312,302
Civitas Resources, Inc.	79,897	6,461,270
CNX Resources Corp.*	151,421	3,419,086
DT Midstream, Inc.	90,874	4,809,052
Equitrans Midstream Corp.	406,310	3,807,125
HF Sinclair Corp.	136,401	7,765,309
Matador Resources Co.	103,915	6,180,864
Murphy Oil Corp.	139,119	6,309,047
Ovintiv, Inc.	226,005	10,751,058
PBF Energy, Inc., Class A	103,157	5,521,994
Permian Resources Corp., Class A	241,072	3,365,365
Range Resources Corp.	226,338	7,335,615
Southwestern Energy Co.*	1,032,946	6,662,502

		98,344,966

Total Energy		123,209,294

Financials (14.7%)
Banks (5.1%)
Associated Banc-Corp.	141,533	2,421,630
Bank OZK	98,679	3,658,031
Cadence Bank	171,261	3,634,158
Columbia Banking System, Inc.	195,597	3,970,619
Commerce Bancshares, Inc.	106,418	5,105,936
Cullen/Frost Bankers, Inc.	60,134	5,484,822
East West Bancorp, Inc.	132,683	6,993,721
First Financial Bankshares, Inc.	120,476	3,026,357
First Horizon Corp.	523,947	5,773,896
FNB Corp.	336,500	3,630,835
Glacier Bancorp, Inc.	103,978	2,963,373
Hancock Whitney Corp.	80,768	2,987,608
Home BancShares, Inc.	176,681	3,699,700
International Bancshares Corp.	50,043	2,168,864
New York Community Bancorp, Inc.	677,532	7,683,213
Old National Bancorp	274,388	3,989,602
Pinnacle Financial Partners, Inc.	71,984	4,825,807
Prosperity Bancshares, Inc.	87,892	4,797,145
SouthState Corp.	71,278	4,801,286
Synovus Financial Corp.	137,075	3,810,685
Texas Capital Bancshares, Inc.*	45,015	2,651,383
UMB Financial Corp.	40,951	2,541,010
United Bankshares, Inc.	126,541	3,491,266
Valley National Bancorp	399,888	3,423,041
Webster Financial Corp.	162,477	6,549,448
Wintrust Financial Corp.	57,404	4,334,002

		108,417,438

Capital Markets (2.2%)
Affiliated Managers Group, Inc.	32,867	4,283,885
Evercore, Inc., Class A	32,690	4,507,297
Federated Hermes, Inc., Class B	82,794	2,804,233
Interactive Brokers Group, Inc., Class A	100,318	8,683,526
Janus Henderson Group plc	124,282	3,208,961
Jefferies Financial Group, Inc.	165,740	6,071,056
Morningstar, Inc.	24,400	5,715,456
SEI Investments Co.	94,335	5,681,797
Stifel Financial Corp.	97,952	6,018,171

		46,974,382

Consumer Finance (0.6%)
Ally Financial, Inc.	254,571	6,791,954
FirstCash Holdings, Inc.	34,688	3,481,982
SLM Corp.	212,017	2,887,672

		13,161,608

Financial Services (1.5%)
Essent Group Ltd.	100,333	4,744,747
Euronet Worldwide, Inc.*	44,241	3,511,851
MGIC Investment Corp.	264,759	4,418,828
Voya Financial, Inc.	99,200	6,591,840
Western Union Co. (The)	351,237	4,629,304
WEX, Inc.*	40,282	7,576,641

		31,473,211

Insurance (4.7%)
American Financial Group, Inc.	62,076	6,932,027
Brighthouse Financial, Inc.*	61,427	3,006,237
CNO Financial Group, Inc.	105,968	2,514,621
Erie Indemnity Co., Class A	23,391	6,872,042
Fidelity National Financial, Inc.	242,481	10,014,465
First American Financial Corp.	96,673	5,461,058
Hanover Insurance Group, Inc. (The)	33,530	3,721,159
Kemper Corp.	56,467	2,373,308
Kinsale Capital Group, Inc.	20,635	8,545,573
Old Republic International Corp.	248,251	6,687,882
Primerica, Inc.	33,542	6,507,483
Reinsurance Group of America, Inc.	62,093	9,015,283
RenaissanceRe Holdings Ltd.	47,998	9,499,764
RLI Corp.	37,628	5,113,269
Selective Insurance Group, Inc.	56,799	5,859,953
Unum Group	172,448	8,482,717

		100,606,841

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	463,184	8,712,491
Starwood Property Trust, Inc. (REIT)(x)	278,654	5,391,955

		14,104,446

Total Financials		314,737,926

Health Care (8.3%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc.*	100,525	2,701,107
Exelixis, Inc.*	298,576	6,523,886
Halozyme Therapeutics, Inc.*	123,715	4,725,913
Neurocrine Biosciences, Inc.*	91,577	10,302,412
United Therapeutics Corp.*	44,013	9,941,216

		34,194,534

Health Care Equipment & Supplies (2.7%)
Enovis Corp.*	46,544	2,454,265
Envista Holdings Corp.*	153,633	4,283,288
Globus Medical, Inc., Class A*	110,066	5,464,777
Haemonetics Corp.*	47,557	4,260,156
ICU Medical, Inc.*	19,013	2,262,737
Inari Medical, Inc.*	47,868	3,130,567
Integra LifeSciences Holdings Corp.*	66,416	2,536,427
Lantheus Holdings, Inc.*	64,174	4,458,810
LivaNova plc*	50,531	2,672,079
Masimo Corp.*	41,607	3,648,102
Neogen Corp.*	184,543	3,421,427
Penumbra, Inc.*	36,046	8,719,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
QuidelOrtho Corp.*	46,351	$3,385,477
Shockwave Medical, Inc.*	34,464	6,861,783

		57,559,783

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	86,438	6,077,456
Amedisys, Inc.*	30,603	2,858,320
Chemed Corp.	14,139	7,348,038
Encompass Health Corp.	93,996	6,312,771
HealthEquity, Inc.*	80,154	5,855,250
Option Care Health, Inc.*	168,688	5,457,057
Patterson Cos., Inc.	79,803	2,365,361
Progyny, Inc.*	77,840	2,648,117
R1 RCM, Inc.*	184,662	2,782,856
Tenet Healthcare Corp.*	95,219	6,273,980

		47,979,206

Health Care Technology (0.1%)
Doximity, Inc., Class A*	117,706	2,497,721

Life Sciences Tools & Services (1.1%)
Azenta, Inc.*	56,412	2,831,318
Bruker Corp.	92,271	5,748,484
Medpace Holdings, Inc.*	21,783	5,274,318
Repligen Corp.*	48,627	7,732,179
Sotera Health Co.(x)*	92,763	1,389,590

		22,975,889

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	59,208	7,663,884
Perrigo Co. plc	126,974	4,056,819

		11,720,703

Total Health Care		176,927,836

Industrials (22.0%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	85,776	6,431,484
Curtiss-Wright Corp.	35,922	7,027,421
Hexcel Corp.	79,212	5,159,870
Woodward, Inc.	56,660	7,040,572

		25,659,347

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	111,537	6,541,645

Building Products (3.9%)
Advanced Drainage Systems, Inc.	64,941	7,392,234
Builders FirstSource, Inc.*	117,259	14,597,573
Carlisle Cos., Inc.	46,814	12,136,998
Fortune Brands Innovations, Inc.	118,998	7,396,916
Lennox International, Inc.	29,974	11,223,464
Owens Corning	84,246	11,491,997
Simpson Manufacturing Co., Inc.	40,018	5,995,096
Trex Co., Inc.*	101,810	6,274,550
UFP Industries, Inc.	58,017	5,940,941

		82,449,769

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	43,538	3,162,600
Clean Harbors, Inc.*	47,228	7,904,078
MSA Safety, Inc.	34,645	5,461,784
Stericycle, Inc.*	86,767	3,879,353
Tetra Tech, Inc.	49,934	7,591,466

		27,999,281

Construction & Engineering (1.8%)
AECOM	130,097	10,803,255
EMCOR Group, Inc.	44,203	9,299,869
Fluor Corp.(x)*	134,450	4,934,315
MasTec, Inc.*	56,685	4,079,620
MDU Resources Group, Inc.	190,971	3,739,212
Valmont Industries, Inc.	19,706	4,733,578

		37,589,849

Electrical Equipment (2.4%)
Acuity Brands, Inc.	29,252	4,981,908
EnerSys	38,487	3,643,564
Hubbell, Inc., Class B	50,295	15,762,956
nVent Electric plc	155,463	8,237,984
Regal Rexnord Corp.	62,186	8,885,136
Sensata Technologies Holding plc	142,940	5,405,991
Sunrun, Inc.(x)*	203,673	2,558,133
Vicor Corp.*	21,038	1,238,928

		50,714,600

Ground Transportation (2.0%)
Avis Budget Group, Inc.*	18,528	3,329,296
Hertz Global Holdings, Inc.*	125,515	1,537,559
Knight-Swift Transportation Holdings, Inc., Class A	151,260	7,585,689
Landstar System, Inc.	33,710	5,964,647
Ryder System, Inc.	42,695	4,566,230
Saia, Inc.*	24,884	9,920,007
Werner Enterprises, Inc.	59,447	2,315,461
XPO, Inc.*	108,753	8,119,499

		43,338,388

Machinery (4.7%)
AGCO Corp.	58,284	6,893,832
Chart Industries, Inc.(x)*	39,362	6,656,902
Crane Co.	45,788	4,067,806
Donaldson Co., Inc.	113,700	6,781,068
Esab Corp.	53,120	3,730,086
Flowserve Corp.	123,045	4,893,500
Graco, Inc.	158,481	11,550,095
ITT, Inc.	76,993	7,538,385
Lincoln Electric Holdings, Inc.	53,842	9,787,937
Middleby Corp. (The)*	50,269	6,434,432
Oshkosh Corp.	61,239	5,844,038
RBC Bearings, Inc.*	27,249	6,379,808
Terex Corp.	63,207	3,641,987
Timken Co. (The)	61,292	4,504,349
Toro Co. (The)	97,442	8,097,430
Watts Water Technologies, Inc., Class A	25,679	4,437,845

		101,239,500

Marine Transportation (0.2%)
Kirby Corp.*	55,799	4,620,157

Professional Services (3.0%)
ASGN, Inc.*	45,389	3,707,373
CACI International, Inc., Class A*	21,381	6,712,137
Concentrix Corp.	40,518	3,245,897
ExlService Holdings, Inc.*	155,413	4,357,780
Exponent, Inc.	47,686	4,081,922
FTI Consulting, Inc.*	31,912	5,693,420
Genpact Ltd.	156,436	5,662,983
Insperity, Inc.	33,981	3,316,546
KBR, Inc.	126,523	7,457,266
ManpowerGroup, Inc.	46,497	3,409,160
Maximus, Inc.	57,003	4,256,984
Paylocity Holding Corp.*	40,381	7,337,228
Science Applications International Corp.	50,344	5,313,306

		64,552,002

Trading Companies & Distributors (1.2%)
GATX Corp.	33,198	3,612,938
MSC Industrial Direct Co., Inc., Class A	44,450	4,362,768
Watsco, Inc.	31,452	11,880,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.	41,449	$5,961,195

		25,816,950

Total Industrials		470,521,488

Information Technology (10.5%)
Communications Equipment (0.6%)
Calix, Inc.*	55,353	2,537,381
Ciena Corp.*	140,199	6,625,805
Lumentum Holdings, Inc.*	64,426	2,910,767

		12,073,953

Electronic Equipment, Instruments & Components (3.6%)
Arrow Electronics, Inc.*	52,200	6,537,528
Avnet, Inc.	85,713	4,130,510
Belden, Inc.	39,666	3,829,752
Cognex Corp.	161,575	6,857,243
Coherent Corp.*	122,038	3,983,320
Crane NXT Co.	45,274	2,515,876
IPG Photonics Corp.*	27,985	2,841,597
Jabil, Inc.	122,740	15,574,479
Littelfuse, Inc.	23,344	5,773,438
National Instruments Corp.	123,318	7,352,219
Novanta, Inc.(x)*	33,581	4,816,859
TD SYNNEX Corp.	44,840	4,477,722
Vishay Intertechnology, Inc.	119,050	2,942,916
Vontier Corp.	145,112	4,486,863

		76,120,322

IT Services (0.6%)
GoDaddy, Inc., Class A*	137,679	10,254,332
Kyndryl Holdings, Inc.*	214,654	3,241,276

		13,495,608

Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc.*	66,792	2,133,336
Amkor Technology, Inc.	96,787	2,187,386
Cirrus Logic, Inc.*	51,307	3,794,666
Lattice Semiconductor Corp.*	129,263	11,107,570
MACOM Technology Solutions Holdings, Inc.*	50,595	4,127,540
MKS Instruments, Inc.	58,941	5,100,754
Power Integrations, Inc.	53,824	4,107,309
Silicon Laboratories, Inc.*	29,882	3,463,025
Synaptics, Inc.*	37,065	3,315,094
Universal Display Corp.	40,849	6,412,885
Wolfspeed, Inc.(x)*	116,731	4,447,451

		50,197,016

Software (2.9%)
ACI Worldwide, Inc.*	101,840	2,297,510
Aspen Technology, Inc.*	26,600	5,433,316
Blackbaud, Inc.*	40,404	2,841,209
CommVault Systems, Inc.*	41,146	2,781,881
Dolby Laboratories, Inc., Class A	55,850	4,426,671
Dropbox, Inc., Class A*	241,834	6,585,140
Dynatrace, Inc.*	222,787	10,410,837
Envestnet, Inc.*	46,539	2,049,112
Manhattan Associates, Inc.*	57,833	11,431,271
NCR Corp.*	125,528	3,385,490
Qualys, Inc.*	34,428	5,251,991
Teradata Corp.*	93,686	4,217,744

		61,112,172

Technology Hardware, Storage & Peripherals (0.5%)
Super Micro Computer, Inc.*	42,824	11,743,197

Total Information Technology		224,742,268

Materials (6.9%)
Chemicals (2.2%)
Ashland, Inc.	48,054	3,925,051
Avient Corp.	85,415	3,016,858
Axalta Coating Systems Ltd.*	207,911	5,592,806
Cabot Corp.	52,457	3,633,696
Chemours Co. (The)	138,866	3,895,191
NewMarket Corp.	6,475	2,946,384
Olin Corp.	117,999	5,897,590
RPM International, Inc.	121,024	11,474,285
Scotts Miracle-Gro Co. (The)	38,970	2,013,970
Westlake Corp.	29,936	3,732,121

		46,127,952

Construction Materials (0.4%)
Eagle Materials, Inc.	33,228	5,533,126
Knife River Corp.*	47,743	2,331,291

		7,864,417

Containers & Packaging (1.9%)
AptarGroup, Inc.	61,554	7,696,712
Berry Global Group, Inc.	110,753	6,856,718
Crown Holdings, Inc.	113,144	10,010,981
Graphic Packaging Holding Co.	288,101	6,418,890
Greif, Inc., Class A	23,888	1,595,958
Silgan Holdings, Inc.	78,361	3,378,143
Sonoco Products Co.	91,863	4,992,754

		40,950,156

Metals & Mining (2.3%)
Alcoa Corp.	167,349	4,863,162
Cleveland-Cliffs, Inc.*	477,039	7,456,120
Commercial Metals Co.	109,521	5,411,433
MP Materials Corp.*	134,945	2,577,449
Reliance Steel & Aluminum Co.	54,914	14,400,098
Royal Gold, Inc.	61,603	6,550,247
United States Steel Corp.	209,094	6,791,373
Worthington Industries, Inc.	28,570	1,766,197

		49,816,079

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	60,183	3,326,315

Total Materials		148,084,919

Real Estate (7.2%)
Health Care REITs (1.0%)
Healthcare Realty Trust, Inc. (REIT), Class A	357,166	5,453,925
Medical Properties Trust, Inc. (REIT)(x)	561,176	3,058,409
Omega Healthcare Investors, Inc. (REIT)	229,639	7,614,829
Physicians Realty Trust (REIT)	223,621	2,725,940
Sabra Health Care REIT, Inc. (REIT)	216,836	3,022,694

		21,875,797

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	202,313	2,492,496

Industrial REITs (1.3%)
EastGroup Properties, Inc. (REIT)	42,575	7,090,014
First Industrial Realty Trust,
Inc. (REIT)	124,027	5,902,445
Rexford Industrial Realty,
Inc. (REIT)	193,600	9,554,160
STAG Industrial, Inc. (REIT)	168,488	5,814,521

		28,361,140

Office REITs (0.6%)
COPT Defense Properties (REIT)	109,399	2,606,978
Cousins Properties, Inc. (REIT)	142,333	2,899,323
Kilroy Realty Corp. (REIT)	99,999	3,160,969
Vornado Realty Trust (REIT)	150,100	3,404,268

		12,071,538

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	44,716	6,313,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Residential REITs (0.9%)
Apartment Income REIT Corp. (REIT), Class A	139,941	$4,296,189
Equity LifeStyle Properties, Inc. (REIT)	174,689	11,129,436
Independence Realty Trust, Inc. (REIT)	210,455	2,961,102

		18,386,727

Retail REITs (1.2%)
Agree Realty Corp. (REIT)	90,280	4,987,067
Brixmor Property Group, Inc. (REIT)	281,894	5,857,757
Kite Realty Group Trust (REIT)	205,727	4,406,672
NNN REIT, Inc. (REIT)	171,064	6,045,402
Spirit Realty Capital, Inc. (REIT)	132,539	4,444,033

		25,740,931

Specialized REITs (1.8%)
CubeSmart (REIT)	210,824	8,038,719
EPR Properties (REIT)	70,638	2,934,303
Gaming and Leisure Properties, Inc. (REIT)	246,303	11,219,102
Lamar Advertising Co. (REIT), Class A	82,094	6,852,386
National Storage Affiliates Trust (REIT)	77,829	2,470,292
PotlatchDeltic Corp. (REIT)	74,940	3,401,527
Rayonier, Inc. (REIT)	127,922	3,640,660

		38,556,989

Total Real Estate		153,798,623

Utilities (3.3%)
Electric Utilities (1.0%)
ALLETE, Inc.	53,828	2,842,118
IDACORP, Inc.	47,466	4,445,191
OGE Energy Corp.	187,828	6,260,307
PNM Resources, Inc.	80,496	3,590,927
Portland General Electric Co.	94,806	3,837,747

		20,976,290

Gas Utilities (1.0%)
National Fuel Gas Co.	86,107	4,469,814
New Jersey Resources Corp.	91,493	3,717,361
ONE Gas, Inc.	52,000	3,550,560
Southwest Gas Holdings, Inc.	56,306	3,401,445
Spire, Inc.	49,331	2,791,148
UGI Corp.	196,448	4,518,304

		22,448,632

Independent Power and Renewable Electricity Producers (0.7%)
Ormat Technologies, Inc.	50,295	3,516,626
Vistra Corp.	324,023	10,751,083

		14,267,709

Multi-Utilities (0.3%)
Black Hills Corp.	62,936	3,183,932
Northwestern Energy Group, Inc.	56,307	2,706,115

		5,890,047

Water Utilities (0.3%)
Essential Utilities, Inc.	228,208	7,834,381

Total Utilities		71,417,059

Total Common Stocks (99.1%) (Cost $1,516,463,188)		2,117,947,489

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	7,641,129	7,641,129
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		22,641,129

Total Short-Term Investments (1.1%) (Cost $22,641,129)		22,641,129

Total Investments in Securities (100.2%) (Cost $1,539,104,317)		2,140,588,618
Other Assets Less Liabilities (-0.2%)		(4,604,550)

Net Assets (100%)		$2,135,984,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $28,555,318. This was collateralized by $6,608,696 of various U.S. Government Treasury Securities, ranging from 0.000% —   6.125%, maturing 10/3/23 —   2/15/53 and by cash of $22,641,710 of which $22,641,129 was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	42	12/2023	USD	10,585,680	(334,956)

					(334,956)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,363,468	$—	$—	$36,363,468
Consumer Discretionary	306,841,748	—	—	306,841,748
Consumer Staples	91,302,860	—	—	91,302,860
Energy	123,209,294	—	—	123,209,294
Financials	314,737,926	—	—	314,737,926
Health Care	176,927,836	—	—	176,927,836
Industrials	470,521,488	—	—	470,521,488
Information Technology	224,742,268	—	—	224,742,268
Materials	148,084,919	—	—	148,084,919
Real Estate	153,798,623	—	—	153,798,623
Utilities	71,417,059	—	—	71,417,059
Short-Term Investments
Investment Companies	22,641,129	—	—	22,641,129

Total Assets	$2,140,588,618	$—	$—	$2,140,588,618

Liabilities:
Futures	$(334,956)	$—	$—	$(334,956)

Total Liabilities	$(334,956)	$—	$—	$(334,956)

Total	$2,140,253,662	$—	$—	$2,140,253,662

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$765,457,689
Aggregate gross unrealized depreciation	(164,642,509)

Net unrealized appreciation	$600,815,180

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,539,438,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.0%)†
Frontier Communications Parent, Inc.*	27,742	$434,162
Iridium Communications, Inc.	904	41,123

		475,285

Entertainment (1.1%)
AMC Entertainment Holdings, Inc., Class A*	6,663	53,237
Atlanta Braves Holdings, Inc., Class C*	1	27
Electronic Arts, Inc.	30,489	3,670,876
Liberty Media Corp.-Liberty Formula One, Class A*	2,595	146,721
Liberty Media Corp.-Liberty Formula One, Class C*	68,385	4,260,386
Liberty Media Corp.-Liberty Live, Class A*	2,214	70,671
Liberty Media Corp.-Liberty Live, Class C*	5,290	169,809
Live Nation Entertainment, Inc.*	13,445	1,116,473
Madison Square Garden Sports Corp.	2,106	371,288
Playtika Holding Corp.*	789	7,598
Roku, Inc., Class A*	11,957	844,045
Take-Two Interactive Software, Inc.*	18,350	2,576,156
Warner Bros Discovery, Inc.*	245,199	2,662,861

		15,950,148

Interactive Media & Services (0.4%)
Cargurus, Inc., Class A*	105,441	1,847,326
IAC, Inc.*	8,240	415,214
Match Group, Inc.*	3,128	122,539
Taboola.com Ltd.*	531,309	2,013,661
TripAdvisor, Inc.*	11,937	197,916
ZoomInfo Technologies, Inc., Class A*	101,859	1,670,488

		6,267,144

Media (0.6%)
Cable One, Inc.	594	365,690
DISH Network Corp., Class A*	28,051	164,379
Fox Corp., Class A	29,494	920,213
Fox Corp., Class B	15,223	439,640
Interpublic Group of Cos., Inc. (The)	42,890	1,229,227
Liberty Broadband Corp., Class A*	1,604	145,819
Liberty Broadband Corp., Class C*	10,212	932,560
Liberty Media Corp.-Liberty SiriusXM*	17,402	443,055
Liberty Media Corp.-Liberty SiriusXM, Class A*	8,415	214,162
New York Times Co. (The), Class A	17,771	732,165
News Corp., Class A	42,031	843,142
News Corp., Class B	13,195	275,380
Nexstar Media Group, Inc., Class A	2,548	365,307
Omnicom Group, Inc.	21,953	1,635,059
Paramount Global, Class A(x)	1,458	23,022
Paramount Global, Class B(x)	63,651	821,098
Sirius XM Holdings, Inc.(x)	73,006	329,987

		9,879,905

Total Communication Services		32,572,482

Consumer Discretionary (8.1%)
Automobile Components (1.2%)
Aptiv plc*	30,121	2,969,629
BorgWarner, Inc.	57,024	2,302,059
Gentex Corp.	162,070	5,273,758
Goodyear Tire & Rubber Co. (The)*	190,073	2,362,607
Lear Corp.	16,588	2,226,110
Phinia, Inc.	5,287	141,639
QuantumScape Corp., Class A(x)*	34,045	227,761
Visteon Corp.*	18,037	2,490,369

		17,993,932

Automobiles (0.2%)
Harley-Davidson, Inc.	14,845	490,776
Lucid Group, Inc.(x)*	84,428	471,952
Rivian Automotive, Inc., Class A(x)*	73,762	1,790,941
Thor Industries, Inc.	5,805	552,230

		3,305,899

Broadline Retail (0.3%)
eBay, Inc.	55,786	2,459,605
Etsy, Inc.*	6,106	394,325
Kohl’s Corp.	12,523	262,482
Macy’s, Inc.	30,659	355,951
Nordstrom, Inc.	12,930	193,174
Ollie’s Bargain Outlet Holdings, Inc.*	4,742	365,988

		4,031,525

Distributors (0.2%)
Genuine Parts Co.	15,608	2,253,483
LKQ Corp.	29,637	1,467,328

		3,720,811

Diversified Consumer Services (0.1%)
ADT, Inc.	22,197	133,182
Bright Horizons Family Solutions, Inc.*	5,701	464,404
Grand Canyon Education, Inc.*	2,469	288,577
H&R Block, Inc.	6,057	260,814
Mister Car Wash, Inc.(x)*	8,481	46,730
Service Corp. International	10,339	590,770

		1,784,477

Hotels, Restaurants & Leisure (2.4%)
Aramark	25,893	898,487
Boyd Gaming Corp.	8,326	506,471
Caesars Entertainment, Inc.*	13,339	618,263
Carnival Corp.*	110,585	1,517,226
Cava Group, Inc.(x)*	623	19,083
Darden Restaurants, Inc.	7,136	1,022,018
Denny’s Corp.*	204,779	1,734,478
DoorDash, Inc., Class A*	7,422	589,826
Expedia Group, Inc.*	4,363	449,694
Hilton Worldwide Holdings, Inc.	15,508	2,328,991
Hyatt Hotels Corp., Class A	5,057	536,447
International Game Technology plc	68,771	2,085,137
Marriott Vacations Worldwide Corp.	4,139	416,508
MGM Resorts International	32,553	1,196,648
Norwegian Cruise Line Holdings Ltd.*	36,361	599,229
Penn Entertainment, Inc.*	17,369	398,619
Planet Fitness, Inc., Class A*	5,052	248,457
Red Rock Resorts, Inc., Class A	252,389	10,347,949
Royal Caribbean Cruises Ltd.*	18,204	1,677,317
Travel + Leisure Co.	4,601	168,995
Vail Resorts, Inc.	12,017	2,666,452
Wyndham Hotels & Resorts, Inc.	68,322	4,751,112
Wynn Resorts Ltd.	10,808	998,767
Yum! Brands, Inc.	3,879	484,642

		36,260,816

Household Durables (1.8%)
DR Horton, Inc.	34,631	3,721,794
Garmin Ltd.	17,096	1,798,499
Leggett & Platt, Inc.	15,012	381,455
Lennar Corp., Class A	27,679	3,106,414
Lennar Corp., Class B	1,556	159,070
Meritage Homes Corp.	19,194	2,349,154
Mohawk Industries, Inc.*	5,993	514,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Newell Brands, Inc.	43,106	$389,247
NVR, Inc.*	1,686	10,054,124
PulteGroup, Inc.	24,262	1,796,601
Tempur Sealy International, Inc.	15,069	653,090
Toll Brothers, Inc.	12,127	896,913
TopBuild Corp.*	3,273	823,487
Whirlpool Corp.	5,892	787,760

		27,431,867

Leisure Products (0.2%)
Brunswick Corp.	7,360	581,440
Hasbro, Inc.	14,472	957,178
Mattel, Inc.*	38,792	854,588
Polaris, Inc.	5,571	580,164

		2,973,370

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	6,702	374,843
AutoNation, Inc.*	3,272	495,381
Bath & Body Works, Inc.	25,324	855,951
Best Buy Co., Inc.	18,707	1,299,575
Burlington Stores, Inc.*	11,345	1,534,979
CarMax, Inc.*	39,539	2,796,593
Dick’s Sporting Goods, Inc.	6,307	684,814
GameStop Corp., Class A(x)*	30,351	499,577
Gap, Inc. (The)	22,023	234,104
GNC Holdings, Inc.(r)*	15,718	—
Lithia Motors, Inc., Class A	2,987	882,151
Murphy USA, Inc.	119	40,666
Penske Automotive Group, Inc.(x)	2,275	380,062
Petco Health & Wellness Co., Inc., Class A(x)*	6,429	26,295
RH*	1,547	408,965
Ross Stores, Inc.	2,551	288,135
Valvoline, Inc.	13,585	437,980
Victoria’s Secret & Co.*	4,909	81,882
Wayfair, Inc., Class A(x)*	6,059	366,994
Williams-Sonoma, Inc.	6,175	959,595

		12,648,542

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	12,705	668,410
Carter’s, Inc.	4,169	288,286
Columbia Sportswear Co.	32,857	2,434,704
Hanesbrands, Inc.	289,834	1,147,743
PVH Corp.	6,768	517,820
Ralph Lauren Corp., Class A	4,404	511,260
Skechers USA, Inc., Class A*	13,762	673,650
Steven Madden Ltd.	123,989	3,939,130
Tapestry, Inc.	24,297	698,539
Under Armour, Inc., Class A*	21,360	146,316
Under Armour, Inc., Class C*	20,429	130,337
VF Corp.(x)	39,616	700,015
Wolverine World Wide, Inc.	119,607	964,032

		12,820,242

Total Consumer Discretionary		122,971,481

Consumer Staples (3.8%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	82	31,941
Brown-Forman Corp., Class A	1,142	66,350
Brown-Forman Corp., Class B	4,294	247,721
Molson Coors Beverage Co., Class B	19,445	1,236,508

		1,582,520

Consumer Staples Distribution & Retail (1.1%)
Albertsons Cos., Inc., Class A	42,158	959,094
BJ’s Wholesale Club Holdings, Inc.*	9,859	703,637
Casey’s General Stores, Inc.	3,515	954,393
Dollar Tree, Inc.*	23,208	2,470,491
Grocery Outlet Holding Corp.*	10,547	304,281
Kroger Co. (The)	72,620	3,249,745
Performance Food Group Co.*	8,808	518,439
US Foods Holding Corp.*	139,404	5,534,339
Walgreens Boots Alliance, Inc.	79,717	1,772,906

		16,467,325

Food Products (2.4%)
Bunge Ltd.	16,614	1,798,465
Cal-Maine Foods, Inc.	142,324	6,891,328
Campbell Soup Co.	21,131	868,061
Conagra Brands, Inc.	52,928	1,451,286
Darling Ingredients, Inc.*	17,587	918,041
Flowers Foods, Inc.	21,293	472,279
Freshpet, Inc.(x)*	3,752	247,182
Hormel Foods Corp.	32,184	1,223,958
Ingredion, Inc.	7,242	712,613
J M Smucker Co. (The)	10,984	1,350,043
Kellogg Co.	28,910	1,720,434
Lamb Weston Holdings, Inc.	923	85,341
Lancaster Colony Corp.	33,694	5,560,521
McCormick & Co., Inc. (Non-Voting)	27,962	2,115,046
Pilgrim’s Pride Corp.*	4,653	106,228
Post Holdings, Inc.*	114,012	9,775,389
Seaboard Corp.	25	93,825
Tyson Foods, Inc., Class A	30,915	1,560,898

		36,950,938

Household Products (0.1%)
Church & Dwight Co., Inc.	2,880	263,895
Reynolds Consumer Products, Inc.	6,154	157,727
Spectrum Brands Holdings, Inc.	4,549	356,414

		778,036

Personal Care Products (0.1%)
BellRing Brands, Inc.*	29,253	1,206,101
Coty, Inc., Class A*	40,826	447,861
Olaplex Holdings, Inc.*	14,763	28,788

		1,682,750

Total Consumer Staples		57,461,569

Energy (4.6%)
Energy Equipment & Services (0.7%)
Baker Hughes Co., Class A	112,743	3,982,083
Halliburton Co.	79,886	3,235,383
NOV, Inc.	43,335	905,701
Seadrill Ltd.*	42,405	1,899,320
TechnipFMC plc	48,631	989,155

		11,011,642

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	25,586	306,520
Antero Resources Corp.*	31,149	790,562
APA Corp.	4,009	164,770
Chesapeake Energy Corp.	14,110	1,216,705
Chord Energy Corp.	15,164	2,457,630
Civitas Resources, Inc.	31,374	2,537,215
Coterra Energy, Inc.	395,921	10,709,663
Devon Energy Corp.	71,331	3,402,489
Diamondback Energy, Inc.	42,191	6,534,542
DT Midstream, Inc.	10,995	581,855
EQT Corp.	40,107	1,627,542
Hess Corp.	13,671	2,091,663
HF Sinclair Corp.	15,616	889,019
Marathon Oil Corp.	187,184	5,007,172
ONEOK, Inc.	47,002	2,981,337
Ovintiv, Inc.	93,751	4,459,735
Phillips 66	51,292	6,162,734
Range Resources Corp.	25,796	836,048
Southwestern Energy Co.*	120,726	778,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Cos., Inc. (The)	135,548	$4,566,612

		58,102,496

Total Energy		69,114,138

Financials (14.6%)
Banks (4.5%)
Ameris Bancorp	80,111	3,075,461
Bank OZK	82,990	3,076,439
BankUnited, Inc.	62,783	1,425,174
BOK Financial Corp.	65,954	5,275,001
Cadence Bank	155,124	3,291,731
Citizens Financial Group, Inc.	52,691	1,412,119
Columbia Banking System, Inc.	23,558	478,227
Comerica, Inc.	14,911	619,552
Commerce Bancshares, Inc.	12,949	621,293
Cullen/Frost Bankers, Inc.	6,707	611,746
East West Bancorp, Inc.	15,477	815,793
Fifth Third Bancorp	75,530	1,913,175
First Citizens BancShares, Inc., Class A	1,076	1,484,988
First Hawaiian, Inc.	14,411	260,119
First Horizon Corp.	60,556	667,327
First Interstate BancSystem, Inc., Class A	45,163	1,126,365
FNB Corp.	40,512	437,125
Huntington Bancshares, Inc.	160,038	1,664,395
KeyCorp	103,514	1,113,811
Live Oak Bancshares, Inc.	163,110	4,722,035
M&T Bank Corp.	18,405	2,327,312
New York Community Bancorp, Inc.	566,604	6,425,289
NU Holdings Ltd., Class A*	82,377	597,233
Pinnacle Financial Partners, Inc.	8,525	571,516
Popular, Inc.	7,610	479,506
Prosperity Bancshares, Inc.	9,450	515,781
Regions Financial Corp.	103,997	1,788,748
SouthState Corp.	50,995	3,435,023
Synovus Financial Corp.	129,718	3,606,160
Triumph Financial, Inc.*	23,131	1,498,658
Webster Financial Corp.	267,720	10,791,793
Western Alliance Bancorp	12,250	563,133
Wintrust Financial Corp.	6,582	496,941
Zions Bancorp NA	16,487	575,231

		67,764,200

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	3,862	503,373
Bank of New York Mellon Corp. (The)	86,790	3,701,594
Blue Owl Capital, Inc., Class A	43,092	558,472
Carlyle Group, Inc. (The)	23,184	699,230
Cboe Global Markets, Inc.	11,702	1,827,969
Coinbase Global, Inc., Class A(x)*	18,541	1,392,058
Evercore, Inc., Class A	4,033	556,070
Franklin Resources, Inc.	31,356	770,731
Houlihan Lokey, Inc., Class A	5,216	558,738
Interactive Brokers Group, Inc., Class A	11,309	978,907
Invesco Ltd.	40,395	586,535
Janus Henderson Group plc	15,168	391,638
Jefferies Financial Group, Inc.	21,150	774,725
KKR & Co., Inc.	54,198	3,338,597
Lazard Ltd., Class A	12,401	384,555
MSCI, Inc., Class A	4,273	2,192,391
Nasdaq, Inc.	38,004	1,846,614
Northern Trust Corp.	22,796	1,583,866
Raymond James Financial, Inc.	21,053	2,114,353
Robinhood Markets, Inc., Class A*	74,224	728,137
SEI Investments Co.	11,529	694,392
State Street Corp.	35,404	2,370,652
Stifel Financial Corp.	40,987	2,518,241
T. Rowe Price Group, Inc.	24,545	2,574,034
TPG, Inc., Class A	5,162	155,479
Tradeweb Markets, Inc., Class A	8,222	659,404
Virtu Financial, Inc., Class A	10,124	174,842
XP, Inc., Class A	33,581	774,042

		35,409,639

Consumer Finance (0.7%)
Ally Financial, Inc.	29,839	796,105
Bread Financial Holdings, Inc.	70,676	2,417,119
Credit Acceptance Corp.(x)*	710	326,685
Discover Financial Services	27,762	2,405,022
OneMain Holdings, Inc.	12,710	509,544
PRA Group, Inc.*	102,469	1,968,429
SLM Corp.	14,916	203,156
SoFi Technologies, Inc.(x)*	101,069	807,541
Synchrony Financial	46,321	1,416,033

		10,849,634

Financial Services (1.6%)
Affirm Holdings, Inc., Class A(x)*	24,652	524,348
Block, Inc., Class A*	37,893	1,677,144
Euronet Worldwide, Inc.*	2,685	213,135
Fidelity National Information Services, Inc.	65,886	3,641,519
FleetCor Technologies, Inc.*	6,461	1,649,752
Global Payments, Inc.	29,115	3,359,580
Jack Henry & Associates, Inc.	5,475	827,492
MGIC Investment Corp.	31,286	522,163
Mr Cooper Group, Inc.*	115,032	6,161,114
Rocket Cos., Inc., Class A(x)*	9,879	80,810
TFS Financial Corp.	5,672	67,043
UWM Holdings Corp., Class A(x)	6,752	32,747
Voya Financial, Inc.	68,364	4,542,788
Western Union Co. (The)	24,907	328,274
WEX, Inc.*	2,626	493,925

		24,121,834

Insurance (5.3%)
Aegon NV (Registered) (NYRS)(x)*	860,581	4,130,789
Aflac, Inc.	66,988	5,141,329
Allstate Corp. (The)	29,190	3,252,058
American Financial Group, Inc.	8,029	896,598
Arch Capital Group Ltd.*	34,188	2,725,126
Arthur J Gallagher & Co.	22,247	5,070,759
Assurant, Inc.	5,826	836,497
Assured Guaranty Ltd.	6,439	389,688
Axis Capital Holdings Ltd.	8,808	496,507
Brighthouse Financial, Inc.*	41,153	2,014,028
Brown & Brown, Inc.	34,911	2,438,184
Cincinnati Financial Corp.	17,082	1,747,318
CNA Financial Corp.	2,949	116,043
Enstar Group Ltd.*	9,731	2,354,902
Everest Group Ltd.	16,937	6,294,975
Fidelity National Financial, Inc.	28,858	1,191,835
First American Financial Corp.	11,356	641,501
Globe Life, Inc.	9,772	1,062,510
Hanover Insurance Group, Inc. (The)	34,380	3,815,492
Hartford Financial Services Group, Inc. (The)	33,888	2,402,998
James River Group Holdings Ltd.	166,028	2,548,530
Kemper Corp.	123,588	5,194,404
Lincoln National Corp.	16,818	415,236
Loews Corp.	61,742	3,908,886
Markel Group, Inc.*	1,462	2,152,780
Old Republic International Corp.	29,875	804,833
Primerica, Inc.	1,443	279,956
Principal Financial Group, Inc.	26,900	1,938,683
Prudential Financial, Inc.	40,851	3,876,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Reinsurance Group of America, Inc.	7,370	$1,070,050
RenaissanceRe Holdings Ltd.	24,218	4,793,227
RLI Corp.	3,550	482,410
Unum Group	21,785	1,071,604
W R Berkley Corp.	22,523	1,429,985
White Mountains Insurance Group Ltd.	281	420,289
Willis Towers Watson plc	10,222	2,135,989

		79,542,350

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)(x)	64,983	613,439
Annaly Capital Management, Inc. (REIT)	54,793	1,030,656
Rithm Capital Corp. (REIT)	52,292	485,793
Starwood Property Trust, Inc. (REIT)(x)	33,391	646,116

		2,776,004

Total Financials		220,463,661

Health Care (5.0%)
Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc.*	2,765	489,682
Biogen, Inc.*	16,034	4,120,898
BioMarin Pharmaceutical, Inc.*	18,363	1,624,758
Exact Sciences Corp.*	12,921	881,471
Exelixis, Inc.*	9,522	208,056
Horizon Therapeutics plc*	2,946	340,823
Incyte Corp.*	5,474	316,233
Ionis Pharmaceuticals, Inc.*	2,243	101,742
Karuna Therapeutics, Inc.*	427	72,201
Mirati Therapeutics, Inc.*	5,009	218,192
Roivant Sciences Ltd.*	2,420	28,266
United Therapeutics Corp.*	5,012	1,132,060

		9,534,382

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	56,254	2,123,026
Boston Scientific Corp.*	28,778	1,519,478
Cooper Cos., Inc. (The)	5,406	1,719,162
Dentsply Sirona, Inc.	104,061	3,554,724
Enovis Corp.*	109,846	5,792,180
Envista Holdings Corp.*	18,553	517,258
Globus Medical, Inc., Class A*	9,438	468,597
Hologic, Inc.*	27,034	1,876,160
ICU Medical, Inc.*	25,571	3,043,205
Integra LifeSciences Holdings Corp.*	90,448	3,454,209
QuidelOrtho Corp.*	6,054	442,184
STERIS plc	11,036	2,421,519
Tandem Diabetes Care, Inc.*	6,315	131,162
Teleflex, Inc.	12,056	2,367,919
Zimmer Biomet Holdings, Inc.	23,369	2,622,469

		32,053,252

Health Care Providers & Services (1.1%)
Acadia Healthcare Co., Inc.*	9,840	691,850
agilon health, Inc.*	3,380	60,029
Amedisys, Inc.*	3,630	339,042
Cardinal Health, Inc.	13,843	1,201,849
Chemed Corp.	474	246,338
Encompass Health Corp.	44,187	2,967,599
Henry Schein, Inc.*	14,456	1,073,358
Laboratory Corp. of America Holdings	9,844	1,979,136
Molina Healthcare, Inc.*	13,283	4,355,363
Premier, Inc., Class A	13,437	288,895
Quest Diagnostics, Inc.	12,460	1,518,376
R1 RCM, Inc.*	17,324	261,073
Tenet Healthcare Corp.*	11,120	732,697
Universal Health Services, Inc., Class B	6,687	840,756

		16,556,361

Health Care Technology (0.0%)†
Certara, Inc.*	8,633	125,524
Doximity, Inc., Class A*	6,953	147,543
Teladoc Health, Inc.*	17,738	329,749

		602,816

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	6,055	677,070
Avantor, Inc.*	75,066	1,582,391
Azenta, Inc.(x)*	7,144	358,557
Bio-Rad Laboratories, Inc., Class A*	2,316	830,170
Bio-Techne Corp.	1,005	68,410
Charles River Laboratories International, Inc.*	5,634	1,104,151
Fortrea Holdings, Inc.*	10,030	286,758
ICON plc*	7,717	1,900,311
Illumina, Inc.*	12,352	1,695,683
IQVIA Holdings, Inc.*	1,526	300,241
Maravai LifeSciences Holdings, Inc., Class A*	5,241	52,410
QIAGEN NV*	25,220	1,021,410
Repligen Corp.*	3,511	558,284
Revvity, Inc.	14,048	1,555,114
Sotera Health Co.(x)*	3,323	49,779

		12,040,739

Pharmaceuticals (0.4%)
Catalent, Inc.*	19,905	906,275
Elanco Animal Health, Inc.*	55,533	624,191
Jazz Pharmaceuticals plc*	3,334	431,553
Organon & Co.	28,949	502,554
Perrigo Co. plc	14,601	466,502
Royalty Pharma plc, Class A	41,282	1,120,393
Viatris, Inc.	133,094	1,312,307

		5,363,775

Total Health Care		76,151,325

Industrials (16.1%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	8,577	643,103
Curtiss-Wright Corp.	24,002	4,695,511
HEICO Corp.	536	86,795
HEICO Corp., Class A	896	115,781
Hexcel Corp.	9,550	622,087
Howmet Aerospace, Inc.	76,307	3,529,199
Huntington Ingalls Industries, Inc.	4,331	886,036
Mercury Systems, Inc.*	5,618	208,372
Spirit AeroSystems Holdings, Inc., Class A*	10,625	171,488
Textron, Inc.	22,002	1,719,236
TransDigm Group, Inc.*	4,848	4,087,494
Woodward, Inc.	6,523	810,548

		17,575,650

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	2,879	247,968
Expeditors International of Washington, Inc.	14,640	1,678,183
GXO Logistics, Inc.*	12,873	755,002

		2,681,153

Building Products (2.0%)
A.O. Smith Corp.	12,314	814,325
Allegion plc	746	77,733
Armstrong World Industries, Inc.	3,592	258,624
AZEK Co., Inc. (The), Class A*	14,438	429,386
Builders FirstSource, Inc.*	40,037	4,984,206
Carlisle Cos., Inc.	5,520	1,431,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Carrier Global Corp.	92,725	$5,118,420
Fortune Brands Innovations, Inc.	71,800	4,463,088
Hayward Holdings, Inc.*	14,764	208,173
Lennox International, Inc.	3,555	1,331,134
Masco Corp.	25,015	1,337,052
Owens Corning	9,988	1,362,463
PGT Innovations, Inc.*	64,059	1,777,637
Trane Technologies plc	17,867	3,625,393
Zurn Elkay Water Solutions Corp.	89,490	2,507,510

		29,726,259

Commercial Services & Supplies (0.4%)
Cintas Corp.	1,034	497,364
Clean Harbors, Inc.*	5,629	942,070
Driven Brands Holdings, Inc.*	5,965	75,099
MSA Safety, Inc.	3,470	547,046
RB Global, Inc.	4,838	302,375
Republic Services, Inc., Class A	22,987	3,275,877
Stericycle, Inc.*	10,434	466,504
Tetra Tech, Inc.	4,766	724,575

		6,830,910

Construction & Engineering (0.6%)
AECOM	14,562	1,209,229
EMCOR Group, Inc.	3,369	708,804
Fluor Corp.(x)*	76,520	2,808,284
MasTec, Inc.*	7,044	506,957
MDU Resources Group, Inc.	22,896	448,304
Quanta Services, Inc.	11,789	2,205,368
Valmont Industries, Inc.	2,196	527,501
WillScot Mobile Mini Holdings Corp.*	16,121	670,472

		9,084,919

Electrical Equipment (1.5%)
Acuity Brands, Inc.	3,458	588,932
AMETEK, Inc.	25,596	3,782,065
Generac Holdings, Inc.*	6,689	728,833
Hubbell, Inc., Class B	3,232	1,012,941
nVent Electric plc	18,241	966,591
Plug Power, Inc.(x)*	58,872	447,427
Regal Rexnord Corp.	54,748	7,822,394
Sensata Technologies Holding plc	131,397	4,969,435
Sunrun, Inc.(x)*	23,912	300,335
Vertiv Holdings Co., Class A	35,396	1,316,731

		21,935,684

Ground Transportation (0.7%)
Avis Budget Group, Inc.*	1,519	272,949
Hertz Global Holdings, Inc.*	15,237	186,653
JB Hunt Transport Services, Inc.	7,354	1,386,376
Knight-Swift Transportation Holdings, Inc., Class A	94,887	4,758,583
Landstar System, Inc.	826	146,152
Old Dominion Freight Line, Inc.	772	315,856
Ryder System, Inc.	4,957	530,151
Saia, Inc.*	2,623	1,045,659
Schneider National, Inc., Class B	5,853	162,070
U-Haul Holding Co. (Nasdaq Stock Exchange)*	626	34,161
U-Haul Holding Co. (New York stock exchange)	6,873	360,077
XPO, Inc.*	12,584	939,521

		10,138,208

Machinery (4.6%)
AGCO Corp.	6,960	823,229
Allison Transmission Holdings, Inc.	9,295	548,963
CNH Industrial NV	108,735	1,315,693
Crane Co.	5,436	482,934
Cummins, Inc.	15,780	3,605,099
Donaldson Co., Inc.	8,027	478,730
Dover Corp.	15,521	2,165,335
Energy Recovery, Inc.*	105,937	2,246,924
Esab Corp.	107,156	7,524,494
Flowserve Corp.	80,056	3,183,827
Fortive Corp.	39,353	2,918,418
Gates Industrial Corp. plc*	437,773	5,082,545
Graco, Inc.	10,884	793,226
IDEX Corp.	7,730	1,607,995
Ingersoll Rand, Inc.	45,039	2,869,885
ITT, Inc.	9,132	894,114
John Bean Technologies Corp.	23,440	2,464,482
Lincoln Electric Holdings, Inc.	411	74,716
Middleby Corp. (The)*	39,152	5,011,456
Nordson Corp.	6,362	1,419,808
Oshkosh Corp.	7,157	682,992
Otis Worldwide Corp.	43,293	3,476,861
PACCAR, Inc.	57,063	4,851,496
Parker-Hannifin Corp.	14,223	5,540,143
Pentair plc	18,251	1,181,752
RBC Bearings, Inc.*	3,105	726,974
Snap-on, Inc.	5,790	1,476,797
Stanley Black & Decker, Inc.	17,033	1,423,618
Timken Co. (The)	7,082	520,456
Westinghouse Air Brake Technologies Corp.	19,840	2,108,397
Xylem, Inc.	23,248	2,116,265

		69,617,624

Marine Transportation (0.1%)
Kirby Corp.*	22,204	1,838,491

Passenger Airlines (1.0%)
Alaska Air Group, Inc.*	64,992	2,409,903
Allegiant Travel Co.	58,127	4,467,641
American Airlines Group, Inc.*	46,305	593,167
Delta Air Lines, Inc.	67,770	2,507,490
JetBlue Airways Corp.*	243,389	1,119,590
Southwest Airlines Co.	66,143	1,790,491
United Airlines Holdings, Inc.*	36,345	1,537,394

		14,425,676

Professional Services (2.0%)
Broadridge Financial Solutions, Inc.	9,511	1,702,945
CACI International, Inc., Class A*	2,483	779,488
Ceridian HCM Holding, Inc.*	14,964	1,015,307
Clarivate plc*	53,332	357,858
Concentrix Corp.	4,975	398,547
Dun & Bradstreet Holdings, Inc.	30,868	308,371
Equifax, Inc.	4,136	757,633
First Advantage Corp.	252,417	3,480,830
FTI Consulting, Inc.*	2,942	524,882
Genpact Ltd.	15,258	552,340
Jacobs Solutions, Inc.	13,998	1,910,727
KBR, Inc.	9,748	574,547
Leidos Holdings, Inc.	55,958	5,157,089
ManpowerGroup, Inc.	5,707	418,437
Paycor HCM, Inc.*	3,393	77,462
Robert Half, Inc.	11,595	849,682
Science Applications International Corp.	6,090	642,739
SS&C Technologies Holdings, Inc.	114,891	6,036,373
TransUnion	21,485	1,542,408
WNS Holdings Ltd. (ADR)*	56,219	3,848,753

		30,936,418

Trading Companies & Distributors (1.8%)
AerCap Holdings NV*	70,869	4,441,360
Air Lease Corp., Class A	11,722	461,964
Core & Main, Inc., Class A*	11,383	328,400
Fastenal Co.	15,821	864,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ferguson plc	21,722	$3,572,617
MSC Industrial Direct Co., Inc., Class A	5,205	510,871
SiteOne Landscape Supply, Inc.*	3,271	534,645
United Rentals, Inc.	6,070	2,698,540
Watsco, Inc.	2,759	1,042,129
WESCO International, Inc.	93,019	13,377,993

		27,832,978

Total Industrials		242,623,970

Information Technology (7.4%)
Communications Equipment (1.0%)
Ciena Corp.*	118,568	5,603,524
F5, Inc.*	32,122	5,176,139
Juniper Networks, Inc.	35,261	979,903
Lumentum Holdings, Inc.*	74,247	3,354,479
Ubiquiti, Inc.(x)	73	10,607
Viasat, Inc.*	12,999	239,962

		15,364,614

Electronic Equipment, Instruments & Components (1.9%)
Amphenol Corp., Class A	32,253	2,708,929
Arrow Electronics, Inc.*	21,888	2,741,253
Avnet, Inc.	10,296	496,164
CDW Corp.	889	179,365
Cognex Corp.	19,034	807,803
Coherent Corp.*	13,506	440,836
Corning, Inc.	84,642	2,579,042
Crane NXT Co.	5,451	302,912
Fabrinet*	11,274	1,878,474
Flex Ltd.*	146,360	3,948,793
IPG Photonics Corp.*	3,398	345,033
Jabil, Inc.	5,235	664,269
Keysight Technologies, Inc.*	14,691	1,943,766
Littelfuse, Inc.	2,742	678,151
National Instruments Corp.	3,237	192,990
Sanmina Corp.*	62,542	3,394,780
TD SYNNEX Corp.	4,710	470,341
Teledyne Technologies, Inc.*	5,184	2,118,079
Trimble, Inc.*	27,413	1,476,464
Vontier Corp.	11,674	360,960
Zebra Technologies Corp., Class A*	4,666	1,103,649

		28,832,053

IT Services (0.8%)
Akamai Technologies, Inc.*	17,120	1,823,965
Amdocs Ltd.	13,214	1,116,451
Cognizant Technology Solutions Corp., Class A	56,537	3,829,816
DXC Technology Co.*	23,382	487,047
GoDaddy, Inc., Class A*	6,885	512,795
Kyndryl Holdings, Inc.*	25,256	381,366
Okta, Inc., Class A*	15,638	1,274,653
Twilio, Inc., Class A*	15,670	917,165
VeriSign, Inc.*	9,537	1,931,529

		12,274,787

Semiconductors & Semiconductor Equipment (2.2%)
Cirrus Logic, Inc.*	41,242	3,050,258
Entegris, Inc.	15,749	1,478,989
First Solar, Inc.*	11,841	1,913,387
GLOBALFOUNDRIES, Inc.(x)*	8,492	494,150
Marvell Technology, Inc.	95,116	5,148,629
Microchip Technology, Inc.	17,180	1,340,899
MKS Instruments, Inc.	53,828	4,658,275
ON Semiconductor Corp.*	47,986	4,460,299
Qorvo, Inc.*	10,890	1,039,668
Silicon Motion Technology Corp. (ADR)*	47,505	2,434,631
Skyworks Solutions, Inc.	17,691	1,744,156
Synaptics, Inc.*	33,347	2,982,556
Teradyne, Inc.	2,951	296,457
Universal Display Corp.	2,901	455,428
Wolfspeed, Inc.(x)*	14,052	535,381

		32,033,163

Software (1.0%)
ANSYS, Inc.*	1,722	512,381
AppLovin Corp., Class A*	17,361	693,746
Aspen Technology, Inc.*	3,162	645,870
Bentley Systems, Inc., Class B	1,590	79,754
BILL Holdings, Inc.*	11,410	1,238,784
CCC Intelligent Solutions Holdings, Inc.*	22,796	304,327
Dolby Laboratories, Inc., Class A	6,704	531,359
Dropbox, Inc., Class A*	2,725	74,202
Gen Digital, Inc.	51,782	915,506
Guidewire Software, Inc.*	8,991	809,190
HashiCorp, Inc., Class A*	3,325	75,910
Informatica, Inc., Class A*	4,181	88,094
nCino, Inc.*	6,799	216,208
NCR Corp.*	14,456	389,878
Nutanix, Inc., Class A*	19,065	664,987
Progress Software Corp.	68,081	3,579,699
PTC, Inc.*	6,031	854,472
SentinelOne, Inc., Class A*	22,163	373,668
Tyler Technologies, Inc.*	1,151	444,447
UiPath, Inc., Class A*	9,919	169,714
Unity Software, Inc.*	19,124	600,302
Zoom Video Communications, Inc., Class A*	28,025	1,960,068

		15,222,566

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	143,923	2,499,942
HP, Inc.	76,541	1,967,104
NetApp, Inc.	14,118	1,071,274
Pure Storage, Inc., Class A*	6,948	247,488
Western Digital Corp.*	35,545	1,621,918

		7,407,726

Total Information Technology		111,134,909

Materials (5.4%)
Chemicals (3.2%)
Albemarle Corp.	13,028	2,215,281
Ashland, Inc.	103,096	8,420,881
Axalta Coating Systems Ltd.*	21,941	590,213
Celanese Corp., Class A	39,213	4,922,016
CF Industries Holdings, Inc.	21,752	1,865,017
Chemours Co. (The)	16,845	472,502
Corteva, Inc.	79,395	4,061,848
DuPont de Nemours, Inc.	51,099	3,811,474
Eastman Chemical Co.	13,145	1,008,484
Element Solutions, Inc.	25,292	495,976
FMC Corp.	51,177	3,427,324
Ginkgo Bioworks Holdings, Inc., Class A(x)*	158,142	286,237
Huntsman Corp.	132,416	3,230,950
Ingevity Corp.*	47,918	2,281,376
International Flavors & Fragrances, Inc.	28,412	1,936,846
LyondellBasell Industries NV, Class A	28,790	2,726,413
Mosaic Co. (The)	36,816	1,310,650
NewMarket Corp.	683	310,792
Olin Corp.	14,165	707,967
PPG Industries, Inc.	19,565	2,539,537
RPM International, Inc.	11,423	1,083,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Westlake Corp.	3,667	$457,165

		48,161,964

Construction Materials (0.4%)
Eagle Materials, Inc.	1,383	230,297
Martin Marietta Materials, Inc.	6,869	2,819,587
Vulcan Materials Co.	11,499	2,323,028

		5,372,912

Containers & Packaging (0.8%)
Amcor plc	164,643	1,508,130
AptarGroup, Inc.	7,228	903,789
Ardagh Group SA, Class A(r)(x)*	2,942	16,049
Ardagh Metal Packaging SA	1,138	3,562
Avery Dennison Corp.	6,011	1,098,029
Ball Corp.	34,279	1,706,409
Berry Global Group, Inc.	13,263	821,112
Crown Holdings, Inc.	11,761	1,040,613
Graphic Packaging Holding Co.	16,045	357,483
International Paper Co.	38,528	1,366,588
Packaging Corp. of America	9,843	1,511,393
Sealed Air Corp.	7,282	239,287
Silgan Holdings, Inc.	9,466	408,079
Sonoco Products Co.	11,078	602,089
Westrock Co.	28,104	1,006,123

		12,588,735

Metals & Mining (1.0%)
Alcoa Corp.	20,146	585,443
Cleveland-Cliffs, Inc.*	55,934	874,249
MP Materials Corp.*	11,785	225,094
Nucor Corp.	28,018	4,380,614
Reliance Steel & Aluminum Co.	18,631	4,885,607
Royal Gold, Inc.	7,216	767,277
SSR Mining, Inc.	23,373	310,627
Steel Dynamics, Inc.	17,873	1,916,343
United States Steel Corp.	24,633	800,080

		14,745,334

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	7,281	402,421

Total Materials		81,271,366

Real Estate (7.7%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	126,010	2,725,596
WP Carey, Inc. (REIT)	23,585	1,275,477

		4,001,073

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	41,625	635,614
Healthpeak Properties, Inc. (REIT)	60,837	1,116,967
Medical Properties Trust, Inc. (REIT)(x)	67,264	366,589
Omega Healthcare Investors, Inc. (REIT)	25,823	856,291
Ventas, Inc. (REIT)	44,456	1,872,931
Welltower, Inc. (REIT)	55,306	4,530,667

		9,379,059

Hotel & Resort REITs (0.4%)
Host Hotels & Resorts, Inc. (REIT)	78,655	1,263,986
Park Hotels & Resorts, Inc. (REIT)	23,093	284,506
Ryman Hospitality Properties, Inc. (REIT)	46,676	3,887,177

		5,435,669

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	67,604	2,055,838
EastGroup Properties, Inc. (REIT)	4,838	805,672
First Industrial Realty Trust, Inc. (REIT)	67,723	3,222,938
Rexford Industrial Realty, Inc. (REIT)	22,704	1,120,442
STAG Industrial, Inc. (REIT)	19,708	680,123

		7,885,013

Office REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	19,085	1,910,409
Boston Properties, Inc. (REIT)	17,423	1,036,320
Cousins Properties, Inc. (REIT)	17,147	349,284
Douglas Emmett, Inc. (REIT)(x)	149,894	1,912,648
Highwoods Properties, Inc. (REIT)	11,790	242,992
Kilroy Realty Corp. (REIT)	13,217	417,789
Vornado Realty Trust (REIT)	20,029	454,258

		6,323,700

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	34,474	2,546,250
CoStar Group, Inc.*	25,643	1,971,690
Howard Hughes Holdings, Inc.*	3,815	282,806
Jones Lang LaSalle, Inc.*	24,142	3,408,368
Zillow Group, Inc., Class A*	6,264	280,564
Zillow Group, Inc., Class C*	17,048	786,936

		9,276,614

Residential REITs (1.4%)
American Homes 4 Rent (REIT), Class A	37,043	1,247,979
Apartment Income REIT Corp. (REIT), Class A	16,140	495,498
AvalonBay Communities, Inc. (REIT)	15,843	2,720,877
Camden Property Trust (REIT)	11,530	1,090,507
Equity LifeStyle Properties, Inc. (REIT)	13,195	840,654
Equity Residential (REIT)	41,508	2,436,935
Essex Property Trust, Inc. (REIT)	7,103	1,506,475
Invitation Homes, Inc. (REIT)	68,009	2,155,205
Mid-America Apartment Communities, Inc. (REIT)	21,656	2,786,044
Sun Communities, Inc. (REIT)	10,692	1,265,291
UDR, Inc. (REIT)	143,742	5,127,277

		21,672,742

Retail REITs (1.3%)
Agree Realty Corp. (REIT)	10,084	557,040
Brixmor Property Group, Inc. (REIT)	226,760	4,712,073
Federal Realty Investment Trust (REIT)	8,921	808,510
Kimco Realty Corp. (REIT)	67,317	1,184,106
NETSTREIT Corp. (REIT)	142,962	2,227,348
NNN REIT, Inc. (REIT)	19,943	704,786
Realty Income Corp. (REIT)	74,956	3,743,303
Regency Centers Corp. (REIT)	20,099	1,194,684
Simon Property Group, Inc. (REIT)	28,240	3,050,767
Spirit Realty Capital, Inc. (REIT)	15,966	535,340

		18,717,957

Specialized REITs (2.2%)
CubeSmart (REIT)	207,680	7,918,838
Digital Realty Trust, Inc. (REIT)	33,231	4,021,616
EPR Properties (REIT)	8,410	349,351
Extra Space Storage, Inc. (REIT)	23,272	2,829,410
Gaming and Leisure Properties, Inc. (REIT)	94,132	4,287,713
Iron Mountain, Inc. (REIT)	16,207	963,506
Lamar Advertising Co. (REIT), Class A	2,255	188,225
National Storage Affiliates Trust (REIT)	9,044	287,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Rayonier, Inc. (REIT)	168,121	$4,784,724
SBA Communications Corp. (REIT), Class A	10,743	2,150,426
VICI Properties, Inc. (REIT), Class A	111,717	3,250,965
Weyerhaeuser Co. (REIT)	81,500	2,498,790

		33,530,620

Total Real Estate		116,222,447

Utilities (4.4%)
Electric Utilities (2.1%)
Alliant Energy Corp.	27,956	1,354,468
Avangrid, Inc.	8,051	242,899
Constellation Energy Corp.	36,465	3,977,602
Edison International	42,064	2,662,231
Entergy Corp.	23,554	2,178,745
Evergy, Inc.	24,775	1,256,092
Eversource Energy	38,792	2,255,755
FirstEnergy Corp.	60,602	2,071,376
Hawaiian Electric Industries, Inc.	12,418	152,866
IDACORP, Inc.	31,870	2,984,626
NRG Energy, Inc.	25,554	984,340
OGE Energy Corp.	21,984	732,727
PG&E Corp.*	222,238	3,584,699
Pinnacle West Capital Corp.	12,527	922,989
PPL Corp.	82,134	1,935,077
Xcel Energy, Inc.	61,323	3,508,902

		30,805,394

Gas Utilities (0.8%)
Atmos Energy Corp.	16,038	1,698,905
National Fuel Gas Co.	9,880	512,871
ONE Gas, Inc.	45,380	3,098,546
Spire, Inc.	37,710	2,133,632
UGI Corp.	166,277	3,824,371

		11,268,325

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	29,452	447,670
Brookfield Renewable Corp., Class A	14,473	346,484
Clearway Energy, Inc., Class A	3,928	78,246
Clearway Energy, Inc., Class C	9,282	196,407
Vistra Corp.	29,080	964,874

		2,033,681

Multi-Utilities (1.2%)
Ameren Corp.	29,141	2,180,621
CenterPoint Energy, Inc.	70,227	1,885,595
CMS Energy Corp.	32,363	1,718,799
Consolidated Edison, Inc.	38,618	3,302,997
DTE Energy Co.	22,927	2,276,193
NiSource, Inc.	45,993	1,135,107
Public Service Enterprise Group, Inc.	55,346	3,149,741
WEC Energy Group, Inc.	35,118	2,828,755

		18,477,808

Water Utilities (0.2%)
American Water Works Co., Inc.	21,684	2,685,130
Essential Utilities, Inc.	26,884	922,928

		3,608,058

Total Utilities		66,193,266

Total Common Stocks (79.2%) (Cost $1,010,398,311)		1,196,180,614

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	2,355	587,219
iShares Morningstar Mid-Cap ETF(x)	7,464	445,825
iShares Morningstar Mid-Cap Growth ETF(x)	63,780	3,643,751
iShares Morningstar Mid-Cap Value ETF(x)‡	523,711	31,731,649
iShares Russell Mid-Cap ETF(x)	6,120	423,810
iShares Russell Mid-Cap Growth ETF(x)	36,708	3,353,276
iShares Russell Mid-Cap Value ETF(x)	512,575	53,482,075
iShares S&P Mid-Cap 400 Growth ETF(x)	49,040	3,542,650
iShares S&P Mid-Cap 400 Value ETF(x)	180,942	18,262,476
SPDR S&P 400 Mid Cap Value ETF(x)	72,588	4,708,058
Vanguard Mid-Cap Growth ETF(x)	15,800	3,077,366
Vanguard Mid-Cap Value ETF(x)	245,200	32,111,392

Total Exchange Traded Funds (10.3%) (Cost $69,989,408)		155,369,547

SHORT-TERM INVESTMENTS:
Investment Companies (6.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	9,164,830	9,164,830
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	53,307,997	53,323,989
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.27% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		97,488,819

Total Short-Term Investments (6.5%) (Cost $97,472,137)		97,488,819

Total Investments in Securities (96.0%) (Cost $1,177,859,856)		1,449,038,980
Other Assets Less Liabilities (4.0%)		60,217,026

Net Assets (100%)		$1,509,256,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $53,613,235. This was collateralized by $10,855,005 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/3/23 – 2/15/53 and by cash of $44,164,830 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	1,384,287	—	(1,226,507)	134,023	(291,803)	—	20,258	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	523,711	30,020,473	5,587,377	(3,131,929)	445,010	(1,189,282)	31,731,649	516,430	—

Total		31,404,760	5,587,377	(4,358,436)	579,033	(1,481,085)	31,731,649	536,688	—

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	411	12/2023	USD	36,961,230	(1,547,194)
S&P 500 E-Mini Index	170	12/2023	USD	36,766,750	(1,529,415)
S&P Midcap 400 E-Mini Index	291	12/2023	USD	73,343,640	(2,396,119)

					(5,472,728)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,572,482	$—	$—		$32,572,482
Consumer Discretionary	122,971,481	—	—	(a)	122,971,481
Consumer Staples	57,461,569	—	—		57,461,569
Energy	69,114,138	—	—		69,114,138
Financials	220,463,661	—	—		220,463,661
Health Care	76,151,325	—	—		76,151,325
Industrials	242,623,970	—	—		242,623,970
Information Technology	111,134,909	—	—		111,134,909
Materials	81,255,317	—	16,049		81,271,366
Real Estate	116,222,447	—	—		116,222,447
Utilities	66,193,266	—	—		66,193,266
Exchange Traded Funds	155,369,547	—	—		155,369,547
Short-Term Investments
Investment Companies	97,488,819	—	—		97,488,819

Total Assets	$1,449,022,931	$—	$16,049		$1,449,038,980

Liabilities:
Futures	$(5,472,728)	$—	$—		$(5,472,728)

Total Liabilities	$(5,472,728)	$—	$—		$(5,472,728)

Total	$1,443,550,203	$—	$16,049		$1,443,566,252

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$389,288,364
Aggregate gross unrealized depreciation	(128,380,992)

Net unrealized appreciation	$260,907,372

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,182,658,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,759	$55,198
AST SpaceMobile, Inc., Class A(x)*	13,353	50,741
Bandwidth, Inc., Class A*	758	8,543
Charge Enterprises, Inc.*	20,592	10,238
Cogent Communications Holdings, Inc.	4,332	268,151
Consolidated Communications Holdings, Inc.*	1,358	4,644
Globalstar, Inc.(x)*	94,601	123,927
IDT Corp., Class B*	1,824	40,219
Ooma, Inc.*	3,689	47,994

		609,655

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A(x)*	1,639	64,036
Atlanta Braves Holdings, Inc., Class C*	7,161	255,862
Cinemark Holdings, Inc.*	14,582	267,580
IMAX Corp.*	7,019	135,607
Lions Gate Entertainment Corp., Class A*	6,858	58,156
Lions Gate Entertainment Corp., Class B*	12,254	96,439
Loop Media, Inc.*	5,619	2,792
Madison Square Garden Entertainment Corp., Class A*	5,881	193,544
Vivid Seats, Inc., Class A*	995	6,388

		1,080,404

Interactive Media & Services (1.5%)
Cargurus, Inc., Class A*	15,551	272,453
Cars.com, Inc.*	10,653	179,610
Eventbrite, Inc., Class A*	387,990	3,825,581
EverQuote, Inc., Class A*	2,962	21,415
Grindr, Inc.*	6,308	36,271
MediaAlpha, Inc., Class A*	2,841	23,467
Nextdoor Holdings, Inc.*	13,788	25,094
QuinStreet, Inc.*	8,100	72,657
Shutterstock, Inc.	3,837	145,998
Vimeo, Inc.*	2,531	8,960
Yelp, Inc., Class A*	10,706	445,263
Ziff Davis, Inc.*	1,761	112,158
ZipRecruiter, Inc., Class A*	10,925	130,991

		5,299,918

Media (0.2%)
Boston Omaha Corp., Class A*	265	4,343
Cardlytics, Inc.*	27,244	449,526
Daily Journal Corp.*	34	9,996
Entravision Communications Corp., Class A	9,276	33,857
EW Scripps Co. (The), Class A*	4,331	23,734
Gambling.com Group Ltd.*	1,825	23,871
Gray Television, Inc.	1,004	6,948
Integral Ad Science Holding Corp.*	7,728	91,886
Magnite, Inc.*	8,768	66,111
PubMatic, Inc., Class A*	1,307	15,815
Sinclair, Inc.	927	10,401
TechTarget, Inc.*	4,231	128,453
Townsquare Media, Inc., Class A	1,749	15,251

		880,192

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	1,023	12,204

Total Communication Services		7,882,373

Consumer Discretionary (20.7%)
Automobile Components (0.9%)
Atmus Filtration Technologies, Inc.*	1,535	32,005
Cooper-Standard Holdings, Inc.*	767	10,293
Dorman Products, Inc.*	4,190	317,435
Fox Factory Holding Corp.*	6,724	666,214
Gentherm, Inc.*	5,274	286,167
LCI Industries	1,496	175,660
Luminar Technologies, Inc., Class
A(x)*	43,355	197,265
Modine Manufacturing Co.*	5,255	240,416
Patrick Industries, Inc.	386	28,973
Stoneridge, Inc.*	840	16,859
Visteon Corp.*	4,431	611,788
XPEL, Inc.(m)*	9,374	722,829

		3,305,904

Automobiles (0.1%)
Fisker, Inc., Class A(x)*	31,198	200,291
Livewire Group, Inc.(x)*	1,699	11,774
Workhorse Group, Inc.(x)*	3,491	1,447

		213,512

Broadline Retail (4.1%)
Dillard’s, Inc., Class A(x)	552	182,607
Global-e Online Ltd.*	357,826	14,220,005
Savers Value Village, Inc.*	1,923	35,903

		14,438,515

Diversified Consumer Services (1.3%)
2U, Inc.*	186	459
Carriage Services, Inc., Class A	2,168	61,246
Chegg, Inc.*	16,335	145,708
Coursera, Inc.*	20,707	387,014
Duolingo, Inc., Class A*	15,929	2,642,143
European Wax Center, Inc., Class A(x)*	5,010	81,162
Frontdoor, Inc.*	12,924	395,345
Laureate Education, Inc.	17,632	248,611
Nerdy, Inc.*	9,648	35,698
OneSpaWorld Holdings Ltd.*	13,371	150,023
Rover Group, Inc., Class A(x)*	14,503	90,789
Stride, Inc.*	6,744	303,682
Udemy, Inc.*	13,437	127,652
Universal Technical Institute, Inc.*	1,048	8,782

		4,678,314

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc., Class A*	8,635	94,553
Bally’s Corp.*	2,585	33,889
BJ’s Restaurants, Inc.*	2,242	52,597
Bloomin’ Brands, Inc.	13,957	343,203
Bluegreen Vacations Holding Corp., Class A	1,348	49,445
Bowlero Corp., Class A(x)*	3,875	37,278
Brinker International, Inc.*	6,448	203,692
Cava Group, Inc.(x)*	13,958	427,534
Century Casinos, Inc.*	3,896	19,986
Cheesecake Factory, Inc. (The)	7,830	237,249
Chuy’s Holdings, Inc.*	2,303	81,941
Cracker Barrel Old Country Store, Inc.(x)	3,541	237,955
Dave & Buster’s Entertainment, Inc.*	5,775	214,079
Denny’s Corp.*	6,728	56,986
Dine Brands Global, Inc.	2,322	114,823
Everi Holdings, Inc.*	8,263	109,237
First Watch Restaurant Group, Inc.*	1,317	22,771
Full House Resorts, Inc.*	4,410	18,831
Global Business Travel Group I*	4,993	27,462
Golden Entertainment, Inc.	3,254	111,222
Hilton Grand Vacations, Inc.*	12,931	526,292
Inspired Entertainment, Inc.*	3,392	40,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
International Game Technology plc	17,119	$519,048
Jack in the Box, Inc.	3,279	226,448
Krispy Kreme, Inc.(x)	4,329	53,983
Kura Sushi USA, Inc., Class A(x)*	919	60,764
Life Time Group Holdings, Inc.*	2,164	32,914
Light & Wonder, Inc.*	6,727	479,837
Lindblad Expeditions Holdings, Inc.*	402	2,894
Monarch Casino & Resort, Inc.	2,105	130,720
Mondee Holdings, Inc., Class A(x)*	6,005	21,438
Nathan’s Famous, Inc.	377	26,639
Noodles & Co., Class A*	5,739	14,118
ONE Group Hospitality, Inc. (The)*	3,021	16,615
Papa John’s International, Inc.	4,072	277,792
PlayAGS, Inc.*	5,700	37,164
Portillo’s, Inc., Class A*	7,284	112,101
Potbelly Corp.*	4,005	31,239
RCI Hospitality Holdings, Inc.	1,338	81,163
Red Robin Gourmet Burgers, Inc.*	2,480	19,939
Red Rock Resorts, Inc., Class A	4,107	168,387
Rush Street Interactive, Inc.*	9,529	44,024
Sabre Corp.*	13,123	58,922
SeaWorld Entertainment, Inc.*	5,368	248,270
Shake Shack, Inc., Class A*	5,924	344,007
Six Flags Entertainment Corp.*	9,108	214,129
Soho House & Co., Inc., Class A(x)*	64,105	444,248
Super Group SGHC Ltd.*	21,221	78,305
Sweetgreen, Inc., Class A*	12,109	142,281
Target Hospitality Corp.(x)*	4,998	79,368
Xponential Fitness, Inc., Class A*	3,300	51,150

		7,079,500

Household Durables (2.8%)
Cavco Industries, Inc.*	1,368	363,423
Cricut, Inc., Class A(x)	411,740	3,825,065
Dream Finders Homes, Inc., Class A*	1,574	34,990
Green Brick Partners, Inc.*	1,349	55,997
Installed Building Products, Inc.	3,767	470,461
iRobot Corp.*	3,970	150,463
LGI Homes, Inc.*	225	22,385
Lovesac Co. (The)*	2,194	43,704
Skyline Champion Corp.*	4,743	302,224
Sonos, Inc.*	20,213	260,950
Victoria plc(x)*	686,279	4,354,111
Vizio Holding Corp., Class A*	10,555	57,102

		9,940,875

Leisure Products (2.7%)
Acushnet Holdings Corp.	4,947	262,389
Funko, Inc., Class A*	3,762	28,779
Malibu Boats, Inc., Class A*	1,955	95,834
Marine Products Corp.	1,294	18,388
MasterCraft Boat Holdings, Inc.*	2,693	59,838
Peloton Interactive, Inc., Class A*	1,808,659	9,133,720
Solo Brands, Inc., Class A*	2,512	12,811
Sturm Ruger & Co., Inc.	2,623	136,711

		9,748,470

Specialty Retail (4.7%)
Abercrombie & Fitch Co., Class A*	4,034	227,397
Academy Sports & Outdoors, Inc.	11,858	560,528
American Eagle Outfitters, Inc.	6,413	106,520
Arko Corp.	12,796	91,491
BARK, Inc.(x)*	411,769	494,123
Boot Barn Holdings, Inc.*	4,666	378,832
Buckle, Inc. (The)	4,953	165,381
Build-A-Bear Workshop, Inc.	1,616	47,527
Camping World Holdings, Inc., Class A	6,789	138,563
CarParts.com, Inc.*	7,718	31,798
Carvana Co., Class A(x)*	213,221	8,951,018
Duluth Holdings, Inc., Class B*	161	968
Envela Corp.*	1,071	5,077
EVgo, Inc., Class A(x)*	2,982	10,079
Guess?, Inc.	409	8,851
Hibbett, Inc.	1,683	79,959
Leslie’s, Inc.*	2,469	13,974
National Vision Holdings, Inc.*	703	11,374
Rent the Runway, Inc., Class A(x)*	840	572
Revolve Group, Inc., Class A(x)*	6,372	86,723
Sally Beauty Holdings, Inc.*	16,222	135,940
Sleep Number Corp.*	1,774	43,623
Stitch Fix, Inc., Class A*	6,636	22,894
ThredUp, Inc., Class A(x)*	2,206	8,846
Torrid Holdings, Inc.(x)*	1,049	2,318
Upbound Group, Inc.	8,238	242,609
Urban Outfitters, Inc.*	3,357	109,740
Warby Parker, Inc., Class A*	13,262	174,528
Wayfair, Inc., Class A(x)*	73,596	4,457,710

		16,608,963

Textiles, Apparel & Luxury Goods (2.1%)
Figs, Inc., Class A(x)*	155,319	916,382
Hanesbrands, Inc.	36,812	145,776
Kontoor Brands, Inc.	8,939	392,511
On Holding AG, Class A*	192,828	5,364,475
Oxford Industries, Inc.	1,814	174,380
Rocky Brands, Inc.	33	485
Steven Madden Ltd.	11,832	375,903
Wolverine World Wide, Inc.	11,484	92,561

		7,462,473

Total Consumer Discretionary		73,476,526

Consumer Staples (2.8%)
Beverages (0.4%)
Celsius Holdings, Inc.*	2,599	445,988
Coca-Cola Consolidated, Inc.	757	481,694
Duckhorn Portfolio, Inc. (The)*	1,317	13,512
MGP Ingredients, Inc.	2,472	260,747
National Beverage Corp.*	3,776	177,548
Primo Water Corp.	3,568	49,238
Vita Coco Co., Inc. (The)*	4,588	119,472
Zevia PBC, Class A(x)*	2,271	5,042

		1,553,241

Consumer Staples Distribution & Retail (0.4%)
Chefs’ Warehouse, Inc. (The)*	5,503	116,554
Maplebear, Inc.(x)*	10,960	325,402
PriceSmart, Inc.	2,907	216,368
Sprouts Farmers Market, Inc.*	16,334	699,095

		1,357,419

Food Products (0.8%)
Beyond Meat, Inc.(x)*	9,248	88,966
BRC, Inc., Class A(x)*	5,430	19,494
Calavo Growers, Inc.	2,837	71,578
Cal-Maine Foods, Inc.	5,690	275,510
Dole plc(x)	6,312	73,093
Hostess Brands, Inc., Class A*	3,922	130,642
J & J Snack Foods Corp.	2,390	391,123
John B Sanfilippo & Son, Inc.	1,428	141,086
Lancaster Colony Corp.	3,101	511,758
Mission Produce, Inc.*	1,188	11,500
Simply Good Foods Co. (The)*	14,267	492,497
Sovos Brands, Inc.*	8,115	182,993
SunOpta, Inc.*	13,282	44,760
TreeHouse Foods, Inc.*	955	41,619
Utz Brands, Inc.	11,580	155,519
Vital Farms, Inc.*	4,812	55,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Westrock Coffee Co.(x)*	4,411	$39,081

		2,726,942

Household Products (0.2%)
Energizer Holdings, Inc.	11,285	361,571
Oil-Dri Corp. of America	194	11,980
WD-40 Co.	2,155	437,982

		811,533

Personal Care Products (1.0%)
Beauty Health Co. (The)*	12,767	76,857
BellRing Brands, Inc.*	5,660	233,362
e.l.f. Beauty, Inc.*	8,425	925,318
Herbalife Ltd.*	11,330	158,507
Inter Parfums, Inc.	2,915	391,601
Medifast, Inc.	1,680	125,748
Oddity Tech Ltd., Class A(x)*	51,126	1,449,422
Thorne HealthTech, Inc.(x)*	1,378	14,042
USANA Health Sciences, Inc.*	1,761	103,212

		3,478,069

Tobacco (0.0%)†
Ispire Technology, Inc.(x)*	633	5,792
Turning Point Brands, Inc.	2,651	61,211
Vector Group Ltd.	4,076	43,369

		110,372

Total Consumer Staples		10,037,576

Energy (2.9%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	3,881	48,901
Atlas Energy Solutions, Inc., Class A(x)	427	9,492
Borr Drilling Ltd.(x)*	34,992	248,443
Cactus, Inc., Class A	10,166	510,435
ChampionX Corp.	31,628	1,126,589
Core Laboratories, Inc.	2,343	56,255
DMC Global, Inc.*	991	24,250
Expro Group Holdings NV*	5,146	119,542
Kodiak Gas Services, Inc.*	655	11,711
Liberty Energy, Inc., Class A	1,660	30,743
Nabors Industries Ltd.*	1,319	162,422
Noble Corp. plc	14,467	732,754
Oceaneering International, Inc.*	15,795	406,247
Patterson-UTI Energy, Inc.	3,272	45,284
ProFrac Holding Corp., Class A*	934	10,162
Solaris Oilfield Infrastructure, Inc., Class A	548	5,842
TETRA Technologies, Inc.*	20,090	128,174
Tidewater, Inc.*	7,551	536,650
Valaris Ltd.*	9,685	726,181
Weatherford International plc*	11,304	1,021,090

		5,961,167

Oil, Gas & Consumable Fuels (1.2%)
Crescent Energy Co., Class A(x)	2,249	28,427
CVR Energy, Inc.	4,601	156,572
Denbury, Inc.*	8,097	793,587
Dorian LPG Ltd.	2,895	83,173
Empire Petroleum Corp.(x)*	2,208	21,263
Energy Fuels, Inc.*	21,213	174,371
Enviva, Inc.(x)	5,135	38,358
Equitrans Midstream Corp.	20,235	189,602
Evolution Petroleum Corp.	4,893	33,468
Excelerate Energy, Inc., Class A	2,175	37,062
FLEX LNG Ltd.(x)	3,329	100,403
Golar LNG Ltd.	929	22,537
HighPeak Energy, Inc.	1,442	24,341
Kinetik Holdings, Inc., Class A(x)	277	9,349
Kosmos Energy Ltd.*	72,046	589,336
Magnolia Oil & Gas Corp., Class A	27,153	622,075
Matador Resources Co.	3,214	191,169
NextDecade Corp.(x)*	4,459	22,830
Northern Oil and Gas, Inc.	11,508	462,967
Par Pacific Holdings, Inc.*	3,534	127,012
Permian Resources Corp., Class A	6,267	87,487
REX American Resources Corp.*	793	32,291
Riley Exploration Permian, Inc.(x)	1,382	43,934
SilverBow Resources, Inc.(x)*	315	11,268
Sitio Royalties Corp., Class A	5,766	139,595
Tellurian, Inc.(x)*	5,461	6,335
VAALCO Energy, Inc.	2,033	8,925
Vertex Energy, Inc.(x)*	10,557	46,979
W&T Offshore, Inc.*	15,289	66,966

		4,171,682

Total Energy		10,132,849

Financials (7.3%)
Banks (0.5%)
Axos Financial, Inc.*	1,065	40,321
BancFirst Corp.	519	45,013
Bancorp, Inc. (The)*	8,241	284,315
Bank of NT Butterfield & Son Ltd. (The)	730	19,768
Bank7 Corp.	228	5,132
BayCom Corp.	290	5,571
Burke & Herbert Financial Services Corp.(x)	107	4,972
Capital City Bank Group, Inc.	836	24,938
Citizens Financial Services, Inc.	146	6,996
Coastal Financial Corp.*	1,783	76,509
Columbia Financial, Inc.*	2,139	33,604
Esquire Financial Holdings, Inc.	1,022	46,695
First Bancorp	1,605	21,603
First Financial Bankshares, Inc.	20,862	524,053
Five Star Bancorp	1,000	20,060
FS Bancorp, Inc.	249	7,346
Greene County Bancorp, Inc.(x)	645	15,512
HomeTrust Bancshares, Inc.	755	16,361
Lakeland Financial Corp.	297	14,096
Metropolitan Bank Holding Corp.(x)*	137	4,970
MVB Financial Corp.	280	6,322
NBT Bancorp, Inc.	112	3,549
Pathward Financial, Inc.	1,048	48,302
Plumas Bancorp	157	5,360
ServisFirst Bancshares, Inc.	2,732	142,528
Stellar Bancorp, Inc.	407	8,677
Stock Yards Bancorp, Inc.	3,906	153,467
Third Coast Bancshares, Inc.*	105	1,796
Westamerica Bancorp	968	41,866

		1,629,702

Capital Markets (1.0%)
AlTi Global, Inc.*	3,328	23,163
Artisan Partners Asset Management, Inc., Class A	5,695	213,107
AssetMark Financial Holdings, Inc.*	3,479	87,253
Avantax, Inc.*	5,477	140,102
B Riley Financial, Inc.(x)	2,921	119,732
BGC Group, Inc., Class A	23,618	124,703
Brightsphere Investment Group, Inc.	2,247	43,569
Cohen & Steers, Inc.	4,218	264,426
Diamond Hill Investment Group, Inc.	507	85,465
Donnelley Financial Solutions, Inc.*	2,755	155,051
GCM Grosvenor, Inc., Class A(x)	6,105	47,375
Hamilton Lane, Inc., Class A	3,479	314,641
Moelis & Co., Class A	5,249	236,887
Open Lending Corp.*	14,264	104,413
P10, Inc., Class A	5,865	68,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Patria Investments Ltd., Class A(x)	9,092	$132,561
Perella Weinberg Partners, Class A	6,934	70,588
Piper Sandler Cos.	2,308	335,376
PJT Partners, Inc., Class A	3,751	297,979
Sculptor Capital Management, Inc., Class A	1,861	21,588
Silvercrest Asset Management Group, Inc., Class A	1,794	28,471
StepStone Group, Inc., Class A	8,688	274,367
StoneX Group, Inc.*	326	31,596
Value Line, Inc.	129	5,640
Victory Capital Holdings, Inc., Class A	4,044	134,827
Virtus Investment Partners, Inc.	175	35,348
WisdomTree, Inc.	21,259	148,813

		3,545,368

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	117	3,546
FirstCash Holdings, Inc.	6,006	602,882
LendingTree, Inc.*	479	7,425
NerdWallet, Inc., Class A*	5,458	48,522
PROG Holdings, Inc.*	1,388	46,096
Regional Management Corp.	280	7,750
Upstart Holdings, Inc.(x)*	11,470	327,354
World Acceptance Corp.*	52	6,607

		1,050,182

Financial Services (4.9%)
Affirm Holdings, Inc., Class A(x)*	694,628	14,774,738
AvidXchange Holdings, Inc.*	21,824	206,891
Cantaloupe, Inc.*	6,116	38,225
Cass Information Systems, Inc.	1,869	69,620
Evertec, Inc.	10,238	380,649
Federal Agricultural Mortgage Corp., Class C	251	38,729
Flywire Corp.*	15,104	481,667
I3 Verticals, Inc., Class A*	3,555	75,153
International Money Express, Inc.*	5,121	86,698
Marqeta, Inc., Class A*	10,393	62,150
NMI Holdings, Inc., Class A*	958	25,952
Pagseguro Digital Ltd., Class A*	18,772	161,627
Payoneer Global, Inc.*	40,622	248,607
Paysign, Inc.*	4,891	9,537
PennyMac Financial Services, Inc.	260	17,316
Priority Technology Holdings, Inc.*	3,004	9,733
Remitly Global, Inc.*	20,562	518,574
StoneCo Ltd., Class A*	28,073	299,539

		17,505,405

Insurance (0.6%)
AMERISAFE, Inc.	1,591	79,661
BRP Group, Inc., Class A*	9,584	222,636
Crawford & Co., Class A	2,273	21,230
eHealth, Inc.*	1,521	11,256
Fidelis Insurance Holdings Ltd.*	804	11,803
Goosehead Insurance, Inc., Class A*	3,427	255,414
HCI Group, Inc.	1,025	55,647
Investors Title Co.	32	4,739
Kingsway Financial Services, Inc.*	1,504	11,355
Lemonade, Inc.(x)*	1,419	16,489
Oscar Health, Inc., Class A*	2,002	11,151
Palomar Holdings, Inc.*	3,902	198,027
Selective Insurance Group, Inc.	9,530	983,210
SiriusPoint Ltd.*	1,193	12,133
Skyward Specialty Insurance Group, Inc.(x)*	998	27,305
Tiptree, Inc., Class A	1,072	17,967
Trupanion, Inc.(x)*	6,168	173,938
Universal Insurance Holdings, Inc.	862	12,085

		2,126,046

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	1,269	26,903

Total Financials		25,883,606

Health Care (19.4%)
Biotechnology (5.9%)
4D Molecular Therapeutics, Inc.*	445	5,665
89bio, Inc.*	9,846	152,022
ACADIA Pharmaceuticals, Inc.*	19,255	401,274
ACELYRIN, Inc.(x)*	2,184	22,211
Actinium Pharmaceuticals, Inc.(x)*	3,810	22,555
ADMA Biologics, Inc.*	17,361	62,152
Aerovate Therapeutics, Inc.(x)*	1,942	26,353
Agenus, Inc.*	8,746	9,883
Akero Therapeutics, Inc.*	8,153	412,379
Aldeyra Therapeutics, Inc.*	7,259	48,490
Alector, Inc.*	10,026	64,968
Alkermes plc*	26,160	732,742
Alpine Immune Sciences, Inc.*	2,665	30,514
Amicus Therapeutics, Inc.*	44,162	537,010
AnaptysBio, Inc.*	2,408	43,248
Anavex Life Sciences Corp.(x)*	10,950	71,722
Apogee Therapeutics, Inc.(x)*	1,310	27,903
Arbutus Biopharma Corp.*	358,399	727,550
Arcellx, Inc.*	6,035	216,536
Arcturus Therapeutics Holdings, Inc.*	323	8,253
Arcus Biosciences, Inc.*	2,500	44,875
Arcutis Biotherapeutics, Inc.*	8,084	42,926
Ardelyx, Inc.*	21,735	88,679
Arrowhead Pharmaceuticals, Inc.*	15,877	426,615
ARS Pharmaceuticals, Inc.(x)*	886	3,349
Astria Therapeutics, Inc.(x)*	3,478	25,946
Atara Biotherapeutics, Inc.*	1,218	1,803
Aurinia Pharmaceuticals, Inc.(x)*	21,555	167,482
Avid Bioservices, Inc.*	10,009	94,485
Avita Medical, Inc.*	3,938	57,534
Beam Therapeutics, Inc.(x)*	32,199	774,386
BioCryst Pharmaceuticals, Inc.(x)*	22,289	157,806
Biomea Fusion, Inc.(x)*	3,173	43,660
BioVie, Inc., Class A(x)*	933	3,182
Bioxcel Therapeutics, Inc.(x)*	2,993	7,572
Blueprint Medicines Corp.*	9,663	485,276
Bridgebio Pharma, Inc.*	12,664	333,950
Cabaletta Bio, Inc.*	4,990	75,948
Catalyst Pharmaceuticals, Inc.*	15,962	186,596
Celldex Therapeutics, Inc.*	1,876	51,627
Cerevel Therapeutics Holdings, Inc.(x)*	9,844	214,894
Cogent Biosciences, Inc.*	7,156	69,771
Coherus Biosciences, Inc.*	13,469	50,374
Compass Therapeutics, Inc.(x)*	1,650	3,250
Crinetics Pharmaceuticals, Inc.*	1,725	51,301
Cue Biopharma, Inc.*	5,294	12,176
Cytokinetics, Inc.*	13,502	397,769
Day One Biopharmaceuticals, Inc.*	9,105	111,718
Deciphera Pharmaceuticals, Inc.*	2,850	36,252
Denali Therapeutics, Inc.*	18,801	387,865
Disc Medicine, Inc.(x)*	1,261	59,242
Dynavax Technologies Corp.*	17,357	256,363
Dyne Therapeutics, Inc.*	1,924	17,239
Enanta Pharmaceuticals, Inc.*	351	3,921
Fennec Pharmaceuticals, Inc.*	722	5,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Foghorn Therapeutics, Inc.*	2,964	$14,820
Genelux Corp.(x)*	696	17,045
Geron Corp.*	60,718	128,722
Halozyme Therapeutics, Inc.*	20,468	781,878
Heron Therapeutics, Inc.(x)*	14,905	15,352
HilleVax, Inc.(x)*	811	10,908
Humacyte, Inc.(x)*	8,372	24,530
Ideaya Biosciences, Inc.*	5,463	147,392
Immuneering Corp., Class A(x)*	2,425	18,624
ImmunityBio, Inc.(x)*	14,235	24,057
ImmunoGen, Inc.*	22,158	351,647
Immunovant, Inc.*	8,481	325,586
Inhibrx, Inc.(x)*	3,576	65,620
Insmed, Inc.*	20,726	523,331
Intellia Therapeutics, Inc.*	35,493	1,122,289
Intercept Pharmaceuticals, Inc.*	6,349	117,710
Ironwood Pharmaceuticals, Inc., Class A*	8,658	83,377
Karyopharm Therapeutics, Inc.*	17,731	23,760
Keros Therapeutics, Inc.*	3,629	115,693
Krystal Biotech, Inc.*	3,436	398,576
Kymera Therapeutics, Inc.*	6,107	84,887
Lexicon Pharmaceuticals, Inc.(x)*	7,505	8,180
Lineage Cell Therapeutics, Inc.*	19,632	23,166
MacroGenics, Inc.*	2,865	13,351
Madrigal Pharmaceuticals, Inc.*	2,162	315,738
MannKind Corp.*	32,578	134,547
MeiraGTx Holdings plc*	3,775	18,535
Merrimack Pharmaceuticals, Inc.*	1,605	19,790
Mersana Therapeutics, Inc.*	9,715	12,338
Mineralys Therapeutics, Inc.*	646	6,143
Mirum Pharmaceuticals, Inc.*	3,960	125,136
Morphic Holding, Inc.*	4,856	111,251
Novavax, Inc.(x)*	11,210	81,160
Nuvalent, Inc., Class A*	3,829	176,019
Nuvectis Pharma, Inc.*	1,045	13,470
Omega Therapeutics, Inc.(x)*	3,778	8,123
Organogenesis Holdings, Inc., Class A*	1,486	4,725
Outlook Therapeutics, Inc.(x)*	24,115	5,329
PDS Biotechnology Corp.(x)*	4,321	21,821
PepGen, Inc.(x)*	321	1,631
Prime Medicine, Inc.(x)*	6,188	59,034
ProKidney Corp., Class A(x)*	95,336	436,639
Protagonist Therapeutics, Inc.*	5,791	96,594
Prothena Corp. plc*	6,587	317,823
PTC Therapeutics, Inc.*	9,093	203,774
RAPT Therapeutics, Inc.*	3,492	58,037
Reneo Pharmaceuticals, Inc.(x)*	979	7,455
REVOLUTION Medicines, Inc.*	15,934	441,053
Rhythm Pharmaceuticals, Inc.(x)*	8,180	187,526
Rigel Pharmaceuticals, Inc.*	21,202	22,898
Rocket Pharmaceuticals, Inc.*	7,893	161,728
Roivant Sciences Ltd.*	204,788	2,391,924
Sage Therapeutics, Inc.*	7,750	159,495
Sagimet Biosciences, Inc., Class A*	435	3,828
Sana Biotechnology, Inc.*	1,112	4,303
Savara, Inc.(x)*	1,410	5,330
Selecta Biosciences, Inc.(x)*	4,583	4,858
Seres Therapeutics, Inc.*	10,070	23,967
SpringWorks Therapeutics, Inc.(x)*	9,283	214,623
Summit Therapeutics, Inc.(x)*	18,110	33,866
Syndax Pharmaceuticals, Inc.*	8,582	124,611
TG Therapeutics, Inc.*	21,858	182,733
Travere Therapeutics, Inc.*	10,562	94,424
Turnstone Biologics Corp.*	984	3,877
Tyra Biosciences, Inc.(x)*	788	10,851
UroGen Pharma Ltd.(x)*	2,481	34,759
Vaxcyte, Inc.*	14,789	753,943
Vaxxinity, Inc., Class A(x)*	6,629	9,082
Vera Therapeutics, Inc., Class A(x)*	2,483	34,042
Vericel Corp.*	7,445	249,556
Viking Therapeutics, Inc.*	15,295	169,316
Vir Biotechnology, Inc.*	654	6,128
Viridian Therapeutics, Inc.*	5,202	79,799
Voyager Therapeutics, Inc.*	4,970	38,517
X4 Pharmaceuticals, Inc.(x)*	9,807	10,690
Xencor, Inc.*	5,124	103,249
Y-mAbs Therapeutics, Inc.*	2,747	14,971
Zentalis Pharmaceuticals, Inc.*	9,281	186,177

		20,812,421

Health Care Equipment & Supplies (2.5%)
Accuray, Inc.*	13,733	37,354
Alphatec Holdings, Inc.*	5,023	65,148
Artivion, Inc.*	966	14,645
AtriCure, Inc.*	5,354	234,505
Atrion Corp.	219	90,484
Axogen, Inc.*	6,609	33,045
Axonics, Inc.*	7,696	431,900
Beyond Air, Inc.(x)*	3,487	8,055
Cerus Corp.*	27,966	45,305
ClearPoint Neuro, Inc.(x)*	3,281	16,438
CONMED Corp.	4,815	485,593
Cutera, Inc.(x)*	367	2,209
CVRx, Inc.*	1,528	23,180
Embecta Corp.	971	14,614
Glaukos Corp.*	7,441	559,935
Haemonetics Corp.*	7,952	712,340
Inari Medical, Inc.*	7,898	516,529
Inmode Ltd.*	12,131	369,510
Inspire Medical Systems, Inc.*	2,183	433,195
iRadimed Corp.	1,128	50,049
iRhythm Technologies, Inc.*	4,818	454,145
KORU Medical Systems, Inc.(x)*	5,097	13,762
Lantheus Holdings, Inc.*	10,798	750,245
LeMaitre Vascular, Inc.	3,149	171,558
LivaNova plc*	584	30,882
Merit Medical Systems, Inc.*	8,943	617,246
Nano-X Imaging Ltd.(x)*	782	5,130
Nevro Corp.*	1,900	36,518
Omnicell, Inc.*	3,557	160,207
Orchestra BioMed Holdings, Inc.(x)*	2,446	21,329
OrthoPediatrics Corp.*	2,266	72,512
Outset Medical, Inc.*	46,877	510,022
Paragon 28, Inc.*	6,755	84,775
PROCEPT BioRobotics Corp.*	5,607	183,966
Pulmonx Corp.*	5,743	59,325
Pulse Biosciences, Inc.(x)*	912	3,675
RxSight, Inc.*	4,180	116,580
Sanara Medtech, Inc.(x)*	571	17,775
Semler Scientific, Inc.*	761	19,307
SI-BONE, Inc.*	5,550	117,882
Sight Sciences, Inc.*	3,347	11,279
Silk Road Medical, Inc.*	5,906	88,531
STAAR Surgical Co.*	7,718	310,109
Surmodics, Inc.*	2,184	70,085
Tactile Systems Technology, Inc.*	3,641	51,156
Tela Bio, Inc.*	2,468	19,744
TransMedics Group, Inc.*	5,039	275,885
Treace Medical Concepts, Inc.*	7,311	95,847
UFP Technologies, Inc.*	1,131	182,600
Utah Medical Products, Inc.	518	44,548
Vicarious Surgical, Inc., Class A*	5,482	3,238
Zynex, Inc.(x)*	3,009	24,072

		8,767,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (5.0%)
Accolade, Inc.*	10,213	$108,054
AdaptHealth Corp., Class A*	8,026	73,037
Addus HomeCare Corp.*	1,152	98,139
Agiliti, Inc.*	4,033	26,174
agilon health, Inc.(x)*	533,493	9,474,836
AirSculpt Technologies, Inc.(x)*	2,125	14,535
Alignment Healthcare, Inc.*	13,343	92,600
AMN Healthcare Services, Inc.*	6,315	537,912
Apollo Medical Holdings, Inc.*	6,828	210,644
Aveanna Healthcare Holdings, Inc.*	3,749	4,461
Cano Health, Inc.(x)*	3,451	875
Castle Biosciences, Inc.*	1,474	24,896
CorVel Corp.*	1,386	272,557
Cross Country Healthcare, Inc.*	777	19,262
DocGo, Inc.*	11,921	63,539
Ensign Group, Inc. (The)	8,657	804,495
Guardant Health, Inc.*	32,152	952,985
HealthEquity, Inc.*	13,274	969,666
Hims & Hers Health, Inc.*	19,743	124,183
InfuSystem Holdings, Inc.*	2,685	25,883
Innovage Holding Corp.(x)*	2,902	17,383
Invitae Corp.(x)*	35,841	21,691
Joint Corp. (The)*	2,305	20,722
LifeStance Health Group, Inc.(x)*	9,042	62,119
ModivCare, Inc.*	1,943	61,224
National Research Corp.	2,298	101,962
NeoGenomics, Inc.*	1,752	21,550
Option Care Health, Inc.*	26,847	868,500
P3 Health Partners, Inc.(x)*	6,401	9,409
Patterson Cos., Inc.	2,943	87,230
Pennant Group, Inc. (The)*	4,524	50,352
PetIQ, Inc., Class A*	3,690	72,693
Privia Health Group, Inc.(x)*	38,645	888,835
Progyny, Inc.*	12,466	424,093
Quipt Home Medical Corp.*	5,976	30,418
RadNet, Inc.*	9,487	267,439
Select Medical Holdings Corp.	16,388	414,125
Surgery Partners, Inc.*	9,575	280,069
US Physical Therapy, Inc.	2,337	214,373
Viemed Healthcare, Inc.*	5,041	33,926

		17,846,846

Health Care Technology (2.0%)
Definitive Healthcare Corp., Class A*	2,432	19,432
Doximity, Inc., Class A*	252,825	5,364,946
Evolent Health, Inc., Class A*	17,492	476,307
Health Catalyst, Inc.*	4,758	48,151
HealthStream, Inc.	1,690	36,470
NextGen Healthcare, Inc.*	5,021	119,148
OptimizeRx Corp.*	2,435	18,944
Phreesia, Inc.*	8,266	154,409
Schrodinger, Inc.*	23,296	658,578
Sharecare, Inc.*	3,262	3,068
Simulations Plus, Inc.	2,488	103,750

		7,003,203

Life Sciences Tools & Services (2.5%)
10X Genomics, Inc., Class A*	116,526	4,806,698
Adaptive Biotechnologies Corp.*	13,121	71,509
Akoya Biosciences, Inc.*	3,526	16,396
BioLife Solutions, Inc.*	5,127	70,804
Codexis, Inc.*	1,592	3,009
CryoPort, Inc.*	5,550	76,091
Cytek Biosciences, Inc.*	18,737	103,428
Harvard Bioscience, Inc.*	6,038	25,963
MaxCyte, Inc.(x)*	141,185	440,497
Mesa Laboratories, Inc.	798	83,846
NanoString Technologies, Inc.(x)*	7,355	12,651
OmniAb, Inc. (Earn Out Shares)(r)*	226	—
Pacific Biosciences of California, Inc.*	21,957	183,341
Quanterix Corp.*	905	24,562
SomaLogic, Inc.(x)*	414,837	991,460
Standard BioTools, Inc.(x)*	713,308	2,068,593

		8,978,848

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	10,882	74,542
Amphastar Pharmaceuticals, Inc.*	6,040	277,780
Amylyx Pharmaceuticals, Inc.*	8,150	149,226
ANI Pharmaceuticals, Inc.*	1,795	104,218
Arvinas, Inc.*	7,425	145,827
ATAI Life Sciences NV(x)*	271,034	349,634
Axsome Therapeutics, Inc.(x)*	5,586	390,405
Biote Corp., Class A*	914	4,680
Bright Green Corp.*	9,180	3,634
Cassava Sciences, Inc.(x)*	6,212	103,368
Collegium Pharmaceutical, Inc.*	5,581	124,735
Corcept Therapeutics, Inc.*	12,735	346,965
CorMedix, Inc.*	7,767	28,738
Cymabay Therapeutics, Inc.*	15,592	232,477
Evolus, Inc.*	6,404	58,533
Eyenovia, Inc.(x)*	4,163	6,911
EyePoint Pharmaceuticals, Inc.*	2,080	16,619
GH Research plc(x)*	42,589	428,019
Harmony Biosciences Holdings, Inc.*	5,256	172,239
Harrow, Inc.*	4,473	64,277
Innoviva, Inc.*	790	10,262
Intra-Cellular Therapies, Inc.*	14,793	770,567
Ligand Pharmaceuticals, Inc.*	372	22,290
Liquidia Corp.(x)*	5,197	32,949
Longboard Pharmaceuticals, Inc.(x)*	789	4,387
Marinus Pharmaceuticals, Inc.(x)*	7,792	62,726
Ocular Therapeutix, Inc.*	12,970	40,726
Omeros Corp.(x)*	3,903	11,397
Optinose, Inc.(x)*	10,841	13,334
Pacira BioSciences, Inc.*	7,266	222,921
Phathom Pharmaceuticals, Inc.*	1,025	10,629
Phibro Animal Health Corp., Class A	869	11,097
Pliant Therapeutics, Inc.*	9,024	156,476
Revance Therapeutics, Inc.*	13,273	152,241
Scilex Holding Co.(x)*	1,312	1,837
scPharmaceuticals, Inc.(x)*	4,475	31,862
SIGA Technologies, Inc.	7,648	40,152
Supernus Pharmaceuticals, Inc.*	7,805	215,184
Terns Pharmaceuticals, Inc.(x)*	4,417	22,217
Ventyx Biosciences, Inc.*	7,438	258,322
Verrica Pharmaceuticals, Inc.(x)*	3,221	12,514
Xeris Biopharma Holdings, Inc.*	20,039	37,272

		5,224,189

Total Health Care		68,633,475

Industrials (10.7%)
Aerospace & Defense (0.3%)
AeroVironment, Inc.*	4,086	455,712
Cadre Holdings, Inc.(x)	3,085	82,215
Eve Holding, Inc.*	2,817	23,353
Leonardo DRS, Inc.*	8,023	133,984
Moog, Inc., Class A	895	101,099
Parsons Corp.*	3,008	163,485
Redwire Corp.(x)*	652	1,884
Rocket Lab USA, Inc.(x)*	44,392	194,437
Terran Orbital Corp.(x)*	60	50
Virgin Galactic Holdings, Inc.(x)*	22,291	40,124

		1,196,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.1%)
Forward Air Corp.	4,155	$285,615

Building Products (1.0%)
AAON, Inc.	10,657	606,064
American Woodmark Corp.*	149	11,266
Apogee Enterprises, Inc.	1,396	65,724
CSW Industrials, Inc.	2,447	428,812
Gibraltar Industries, Inc.*	2,742	185,112
Griffon Corp.	4,094	162,409
Janus International Group, Inc.*	13,246	141,732
Masonite International Corp.*	3,482	324,592
PGT Innovations, Inc.*	8,848	245,532
Simpson Manufacturing Co., Inc.	6,812	1,020,506
UFP Industries, Inc.	1,461	149,606
Zurn Elkay Water Solutions Corp.	4,685	131,274

		3,472,629

Commercial Services & Supplies (0.6%)
ACV Auctions, Inc., Class A*	20,225	307,016
Aris Water Solutions, Inc., Class A	364	3,633
Brink’s Co. (The)	7,249	526,567
Casella Waste Systems, Inc., Class A*	8,874	677,086
Cimpress plc*	1,634	114,396
Healthcare Services Group, Inc.	11,513	120,081
Heritage-Crystal Clean, Inc.*	443	20,090
HNI Corp.	671	23,237
LanzaTech Global, Inc.(x)*	3,299	15,406
Liquidity Services, Inc.*	2,119	37,337
Matthews International Corp., Class A	1,308	50,894
Montrose Environmental Group, Inc.*	4,345	127,135
Performant Financial Corp.*	7,858	17,759
Pitney Bowes, Inc.	13,693	41,353
SP Plus Corp.*	3,024	109,166
Viad Corp.*	3,264	85,517

		2,276,673

Construction & Engineering (1.1%)
Ameresco, Inc., Class A(x)*	5,115	197,234
API Group Corp.*	22,130	573,831
Bowman Consulting Group Ltd., Class A*	1,542	43,222
Comfort Systems USA, Inc.	5,585	951,740
Concrete Pumping Holdings, Inc.*	2,152	18,464
Construction Partners, Inc., Class A*	6,392	233,692
Dycom Industries, Inc.*	4,551	405,039
Fluor Corp.*	21,092	774,077
Granite Construction, Inc.	953	36,233
IES Holdings, Inc.*	1,260	82,996
INNOVATE Corp.*	3,389	5,490
Limbach Holdings, Inc.*	252	7,996
MYR Group, Inc.*	2,614	352,263
Primoris Services Corp.	503	16,463
Sterling Infrastructure, Inc.*	4,167	306,191

		4,004,931

Electrical Equipment (1.2%)
Allient, Inc.	1,952	60,356
Amprius Technologies, Inc.*	824	3,906
Array Technologies, Inc.*	24,047	533,603
Atkore, Inc.*	6,100	910,059
Babcock & Wilcox Enterprises, Inc.*	960	4,042
Blink Charging Co.(x)*	4,110	12,577
Bloom Energy Corp., Class A(x)*	30,613	405,928
Dragonfly Energy Holdings Corp.(x)*	5,723	8,813
EnerSys	6,047	572,469
Enovix Corp.(x)*	21,760	273,088
Eos Energy Enterprises, Inc.(x)*	16,327	35,103
Fluence Energy, Inc., Class A(x)*	6,327	145,458
FTC Solar, Inc.(x)*	9,954	12,741
GrafTech International Ltd.	17,261	66,110
LSI Industries, Inc.	3,036	48,212
NEXTracker, Inc., Class A*	7,883	316,581
NuScale Power Corp., Class A(x)*	8,375	41,037
Preformed Line Products Co.	174	28,289
SES AI Corp.(x)*	2,371	5,382
Shoals Technologies Group, Inc., Class A*	27,218	496,729
SKYX Platforms Corp.(x)*	8,606	12,221
SunPower Corp.(x)*	14,189	87,546
Thermon Group Holdings, Inc.*	592	16,262
TPI Composites, Inc.(x)*	6,582	17,442
Vicor Corp.*	3,524	207,528

		4,321,482

Ground Transportation (0.7%)
ArcBest Corp.	1,490	151,458
Daseke, Inc.*	6,661	34,171
Grab Holdings Ltd., Class A*	459,079	1,625,140
Marten Transport Ltd.	7,407	145,992
PAM Transportation Services, Inc.*	182	3,922
RXO, Inc.*	15,800	311,734
Werner Enterprises, Inc.	1,477	57,529

		2,329,946

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	4,001	72,338

Machinery (2.4%)
374Water, Inc.(x)*	9,155	11,352
Alamo Group, Inc.	1,576	272,427
Albany International Corp., Class A	4,301	371,090
Blue Bird Corp.*	215	4,590
Chart Industries, Inc.(x)*	4,159	703,370
CIRCOR International, Inc.*	2,880	160,560
Commercial Vehicle Group, Inc.*	586	4,547
Douglas Dynamics, Inc.	3,661	110,489
Energy Recovery, Inc.*	8,874	188,218
Enerpac Tool Group Corp., Class A	8,974	237,183
ESCO Technologies, Inc.	2,314	241,674
Federal Signal Corp.	9,422	562,776
Franklin Electric Co., Inc.	7,326	653,699
Gorman-Rupp Co. (The)	718	23,622
Helios Technologies, Inc.	5,213	289,217
Hillenbrand, Inc.	10,975	464,352
Hyster-Yale Materials Handling, Inc.	1,697	75,652
John Bean Technologies Corp.	5,055	531,483
Kadant, Inc.	1,859	419,298
Lindsay Corp.	1,768	208,058
Miller Industries, Inc.	106	4,156
Mueller Industries, Inc.	3,846	289,065
Mueller Water Products, Inc., Class A	24,742	313,729
Omega Flex, Inc.	547	43,065
Shyft Group, Inc. (The)	5,410	80,988
SPX Technologies, Inc.*	5,781	470,573
Standex International Corp.	1,491	217,224
Tennant Co.	1,579	117,083
Terex Corp.	6,112	352,174
Trinity Industries, Inc.	2,362	57,515
Velo3D, Inc.(x)*	14,078	21,962
Wabash National Corp.	7,567	159,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	4,334	$749,002

		8,410,008

Passenger Airlines (0.4%)
Allegiant Travel Co.	266	20,445
Frontier Group Holdings, Inc.(x)*	6,062	29,340
Joby Aviation, Inc.(x)*	209,285	1,349,888
Sun Country Airlines Holdings, Inc.*	3,308	49,091

		1,448,764

Professional Services (1.9%)
ASGN, Inc.*	1,987	162,298
Asure Software, Inc.*	366	3,462
Barrett Business Services, Inc.	1,006	90,781
CBIZ, Inc.*	7,507	389,613
CRA International, Inc.	1,088	109,627
CSG Systems International, Inc.	5,077	259,536
ExlService Holdings, Inc.*	25,457	713,814
Exponent, Inc.	8,025	686,940
First Advantage Corp.	849	11,708
FiscalNote Holdings, Inc.*	2,174	4,522
Forrester Research, Inc.*	1,855	53,610
Franklin Covey Co.*	1,854	79,574
HireQuest, Inc.(x)	848	13,085
Huron Consulting Group, Inc.*	3,027	315,292
IBEX Holdings Ltd.*	1,696	26,203
ICF International, Inc.	2,934	354,457
Innodata, Inc.(x)*	3,952	33,711
Insperity, Inc.	5,786	564,714
Kforce, Inc.	3,127	186,557
Legalzoom.com, Inc.*	16,606	181,670
Maximus, Inc.	9,583	715,658
NV5 Global, Inc.*	1,971	189,669
Planet Labs PBC(x)*	24,957	64,888
Sterling Check Corp.*	355	4,480
TriNet Group, Inc.(x)*	5,930	690,726
TTEC Holdings, Inc.	3,094	81,125
Upwork, Inc.*	19,675	223,508
Verra Mobility Corp., Class A*	22,180	414,766

		6,625,994

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	3,785	45,647
Applied Industrial Technologies, Inc.	6,124	946,832
Beacon Roofing Supply, Inc.*	875	67,524
Custom Truck One Source, Inc.*	8,786	54,473
Distribution Solutions Group, Inc.*	1,252	32,552
EVI Industries, Inc.*	598	14,842
FTAI Aviation Ltd.	15,752	559,984
GATX Corp.	346	37,655
Global Industrial Co.	1,638	54,873
GMS, Inc.*	2,027	129,667
H&E Equipment Services, Inc.	5,143	222,126
Herc Holdings, Inc.	4,452	529,521
Hudson Technologies, Inc.*	1,110	14,763
Karat Packaging, Inc.	921	21,238
McGrath RentCorp	3,932	394,144
MRC Global, Inc.*	4,541	46,545
Transcat, Inc.*	1,172	114,821
Triton International Ltd.(r)	1,316	104,688
Xometry, Inc., Class A(x)*	655	11,122

		3,403,017

Total Industrials		37,847,740

Information Technology (28.8%)
Communications Equipment (0.5%)
Calix, Inc.*	9,355	428,833
Cambium Networks Corp.(x)*	1,745	12,791
Clearfield, Inc.(x)*	2,140	61,333
CommScope Holding Co., Inc.*	31,926	107,272
Digi International, Inc.*	4,862	131,274
Extreme Networks, Inc.*	20,048	485,362
Harmonic, Inc.*	17,518	168,698
Infinera Corp.(x)*	30,952	129,379
Viavi Solutions, Inc.*	29,050	265,517

		1,790,459

Electronic Equipment, Instruments & Components (1.7%)
Advanced Energy Industries, Inc.	5,922	610,677
Akoustis Technologies, Inc.(x)*	11,612	8,743
Arlo Technologies, Inc.*	12,330	126,999
Badger Meter, Inc.	4,638	667,269
Bel Fuse, Inc., Class B	131	6,251
Belden, Inc.	4,173	402,903
Climb Global Solutions, Inc.	542	23,311
CTS Corp.	5,007	208,992
ePlus, Inc.*	269	17,087
Evolv Technologies Holdings, Inc.*	3,305	16,062
Fabrinet*	5,809	967,896
FARO Technologies, Inc.*	276	4,204
Insight Enterprises, Inc.*	4,554	662,607
Iteris, Inc.(x)*	3,309	13,699
Itron, Inc.*	684	41,437
Kimball Electronics, Inc.*	793	21,712
Lightwave Logic, Inc.(x)*	18,642	83,330
Luna Innovations, Inc.(x)*	5,018	29,405
MicroVision, Inc.(x)*	28,935	63,368
Napco Security Technologies, Inc.	4,881	108,602
Novanta, Inc.*	5,644	809,575
OSI Systems, Inc.*	2,522	297,697
PAR Technology Corp.(x)*	374	14,414
Plexus Corp.*	3,867	359,554
Rogers Corp.*	2,017	265,175
Sanmina Corp.*	425	23,069

		5,854,038

IT Services (6.1%)
BigBear.ai Holdings, Inc.(x)*	4,385	6,621
BigCommerce Holdings, Inc.*	10,747	106,073
Cloudflare, Inc., Class A*	197,069	12,423,230
DigitalOcean Holdings, Inc.(x)*	10,084	242,318
Fastly, Inc., Class A*	429,338	8,230,409
Grid Dynamics Holdings, Inc.*	7,060	85,991
Hackett Group, Inc. (The)	3,725	87,873
Information Services Group, Inc.	2,681	11,743
Perficient, Inc.*	5,455	315,626
Squarespace, Inc., Class A*	2,130	61,706
Thoughtworks Holding, Inc.*	14,533	59,295
Tucows, Inc., Class A(x)*	638	13,022

		21,643,907

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A*	1,051	19,028
Aehr Test Systems*	4,139	189,152
Ambarella, Inc.*	3,711	196,794
Atomera, Inc.(x)*	2,406	15,061
Axcelis Technologies, Inc.*	5,173	843,458
CEVA, Inc.*	3,330	64,569
Credo Technology Group Holding Ltd.*	15,507	236,482
Diodes, Inc.*	5,624	443,396
FormFactor, Inc.*	12,260	428,364
Impinj, Inc.*	3,653	201,025
indie Semiconductor, Inc., Class A*	20,009	126,057
inTEST Corp.*	1,675	25,410
Kulicke & Soffa Industries, Inc.	6,117	297,470
MACOM Technology Solutions Holdings, Inc.*	8,623	703,464
Maxeon Solar Technologies Ltd.(x)*	2,998	34,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
MaxLinear, Inc., Class A*	11,853	$263,729
Navitas Semiconductor Corp., Class A*	2,559	17,785
NVE Corp.	648	53,227
Onto Innovation, Inc.*	6,618	843,927
PDF Solutions, Inc.*	4,929	159,700
Power Integrations, Inc.	8,946	682,669
Rambus, Inc.*	17,246	962,154
Silicon Laboratories, Inc.*	5,003	579,798
SiTime Corp.*	2,730	311,902
SkyWater Technology, Inc.(x)*	2,742	16,507
SMART Global Holdings, Inc.*	1,745	42,491
Synaptics, Inc.*	523	46,777
Transphorm, Inc.(x)*	4,940	10,967

		7,816,110

Software (17.7%)
8x8, Inc.*	19,372	48,817
A10 Networks, Inc.	11,030	165,781
ACI Worldwide, Inc.*	14,659	330,707
Adeia, Inc.	15,001	160,211
Agilysys, Inc.*	3,202	211,844
Alarm.com Holdings, Inc.*	7,526	460,140
Alkami Technology, Inc.*	6,205	113,055
Altair Engineering, Inc., Class A*	8,452	528,757
American Software, Inc., Class A	3,931	45,049
Amplitude, Inc., Class A*	10,645	123,163
Appfolio, Inc., Class A*	3,052	557,387
Appian Corp., Class A*	6,532	297,924
Applied Digital Corp.(x)*	10,739	67,011
Asana, Inc., Class A*	12,648	231,585
Aurora Innovation, Inc., Class A*	1,004,985	2,361,715
AvePoint, Inc.(x)*	24,455	164,338
BILL Holdings, Inc.*	85,366	9,268,187
Bit Digital, Inc.(x)*	2,065	4,419
Blackbaud, Inc.*	6,922	486,755
BlackLine, Inc.*	8,951	496,512
Box, Inc., Class A*	22,409	542,522
Braze, Inc., Class A*	8,216	383,934
C3.ai, Inc., Class A(x)*	7,336	187,215
Cipher Mining, Inc.(x)*	324	755
Cleanspark, Inc.(x)*	2,697	10,276
Clear Secure, Inc., Class A	13,259	252,451
CommVault Systems, Inc.*	6,533	441,696
Confluent, Inc., Class A*	70,466	2,086,498
Consensus Cloud Solutions, Inc.*	1,745	43,939
CoreCard Corp.*	1,102	22,040
Couchbase, Inc.*	5,321	91,308
Digimarc Corp.(x)*	2,229	72,420
Digital Turbine, Inc.*	3,870	23,413
Domo, Inc., Class B*	4,840	47,480
Ebix, Inc.(x)	1,088	10,749
eGain Corp.*	3,262	19,996
Enfusion, Inc., Class A(x)*	5,705	51,174
EngageSmart, Inc.*	7,524	135,357
Envestnet, Inc.*	7,696	338,855
Everbridge, Inc.*	6,366	142,726
EverCommerce, Inc.*	2,833	28,415
Expensify, Inc., Class A*	8,695	28,259
Freshworks, Inc., Class A*	25,486	507,681
Gitlab, Inc., Class A*	178,153	8,056,079
Instructure Holdings, Inc.*	3,000	76,200
Intapp, Inc.*	3,529	118,292
InterDigital, Inc.	4,257	341,582
Jamf Holding Corp.*	10,886	192,247
Kaltura, Inc.*	12,774	22,099
LivePerson, Inc.*	11,552	44,937
LiveVox Holdings, Inc.(x)*	3,411	11,393
Marathon Digital Holdings, Inc.(x)*	27,233	231,480
MeridianLink, Inc.(x)*	2,855	48,706
MicroStrategy, Inc., Class A(x)*	5,532	1,816,045
Mitek Systems, Inc.*	6,400	68,608
Model N, Inc.*	6,022	146,997
N-able, Inc.*	10,062	129,800
NextNav, Inc.(x)*	8,054	41,398
Olo, Inc., Class A*	9,327	56,522
OneSpan, Inc.*	5,856	62,952
PagerDuty, Inc.*	14,124	317,649
PowerSchool Holdings, Inc., Class A*	8,739	198,026
Procore Technologies, Inc.*	144,678	9,450,367
Progress Software Corp.	6,829	359,069
PROS Holdings, Inc.*	5,176	179,193
Q2 Holdings, Inc.*	9,076	292,882
Qualys, Inc.*	5,870	895,468
Rapid7, Inc.*	9,531	436,329
Red Violet, Inc.(x)*	1,739	34,797
Rimini Street, Inc.*	8,671	19,076
Riot Platforms, Inc.(x)*	18,967	176,962
Samsara, Inc., Class A*	506,822	12,776,983
Sapiens International Corp. NV	4,944	140,558
SEMrush Holdings, Inc., Class A*	4,886	41,531
SoundHound AI, Inc., Class A(x)*	22,064	44,349
SoundThinking, Inc.*	1,497	26,796
Sprinklr, Inc., Class A*	16,416	227,197
Sprout Social, Inc., Class A*	7,595	378,839
SPS Commerce, Inc.*	5,798	989,197
Tenable Holdings, Inc.*	18,135	812,448
Varonis Systems, Inc., Class B*	17,275	527,578
Verint Systems, Inc.*	9,246	212,566
Veritone, Inc.(x)*	4,787	12,350
Viant Technology, Inc., Class A*	2,106	11,794
Weave Communications, Inc.*	4,983	40,611
Workiva, Inc., Class A*	7,767	787,108
Yext, Inc.*	16,546	104,736
Zeta Global Holdings Corp., Class A*	21,945	183,241
Zuora, Inc., Class A*	20,741	170,906

		62,906,459

Technology Hardware, Storage & Peripherals (0.6%)
Avid Technology, Inc.*	3,841	103,208
CompoSecure, Inc.(x)*	2,203	14,209
Corsair Gaming, Inc.*	5,863	85,189
CPI Card Group, Inc.(x)*	670	12,409
IonQ, Inc.(x)*	4,000	59,520
Super Micro Computer, Inc.*	7,337	2,011,952

		2,286,487

Total Information Technology		102,297,460

Materials (2.6%)
Chemicals (1.6%)
American Vanguard Corp.	736	8,044
Balchem Corp.	5,074	629,379
Cabot Corp.	8,797	609,368
Chase Corp.	999	127,103
Ecovyst, Inc.*	3,067	30,179
Ginkgo Bioworks Holdings, Inc., Class A(x)*	760,342	1,376,219
Hawkins, Inc.	3,082	181,376
HB Fuller Co.	7,665	525,896
Ingevity Corp.*	5,810	276,614
Innospec, Inc.	3,487	356,371
Livent Corp.(x)*	28,663	527,686
Orion SA	8,947	190,392
PureCycle Technologies, Inc.(x)*	3,669	20,583
Quaker Chemical Corp.	2,175	348,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	6,602	$386,085
Stepan Co.	413	30,963

		5,624,258

Construction Materials (0.0%)†
United States Lime & Minerals, Inc.	315	63,315

Containers & Packaging (0.1%)
Myers Industries, Inc.	5,713	102,434
O-I Glass, Inc.*	21,025	351,749

		454,183

Metals & Mining (0.8%)
5E Advanced Materials, Inc.(x)*	5,835	13,187
Alpha Metallurgical Resources, Inc.	139	36,102
ATI, Inc.*	20,315	835,962
Century Aluminum Co.*	8,289	59,598
Compass Minerals International, Inc.	5,317	148,610
Constellium SE, Class A*	12,398	225,644
Contango ORE, Inc.(x)*	240	4,354
Dakota Gold Corp.*	4,861	12,541
Hecla Mining Co.	20,912	81,766
i-80 Gold Corp.*	2,544	3,892
Ivanhoe Electric, Inc.(x)*	8,707	103,613
Kaiser Aluminum Corp.	2,362	177,764
Materion Corp.	3,257	331,921
MP Materials Corp.(x)*	21,515	410,937
Novagold Resources, Inc.*	38,458	147,679
Perpetua Resources Corp.*	5,674	18,497
Piedmont Lithium, Inc.*	955	37,914
Ryerson Holding Corp.	248	7,214

		2,657,195

Paper & Forest Products (0.1%)
Sylvamo Corp.	5,804	255,028

Total Materials		9,053,979

Real Estate (1.1%)
Diversified REITs (0.0%)†
Essential Properties Realty Trust, Inc. (REIT)	2,800	60,564
Gladstone Commercial Corp. (REIT)(x)	1,056	12,841

		73,405

Health Care REITs (0.1%)
CareTrust REIT, Inc. (REIT)	1,692	34,686
Community Healthcare Trust, Inc. (REIT)	2,636	78,289
National Health Investors, Inc. (REIT)	641	32,922
Universal Health Realty Income Trust (REIT)	2,049	82,841

		228,738

Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	9,084	756,516

Real Estate Management & Development (0.7%)
Anywhere Real Estate, Inc.*	1,683	10,822
Compass, Inc., Class A*	39,862	115,600
DigitalBridge Group, Inc.	8,248	145,000
eXp World Holdings, Inc.(x)	11,330	183,999
Marcus & Millichap, Inc.	1,485	43,570
Maui Land & Pineapple Co., Inc.*	985	13,051
Opendoor Technologies, Inc.(x)*	290,404	766,666
Redfin Corp.(x)*	97,221	684,436
RMR Group, Inc. (The), Class A	1,640	40,213
St Joe Co. (The)	5,462	296,750

		2,300,107

Residential REITs (0.0%)†
Clipper Realty, Inc. (REIT)	1,540	7,977
NexPoint Residential Trust, Inc. (REIT)	1,120	36,042
UMH Properties, Inc. (REIT)	1,511	21,184

		65,203

Retail REITs (0.1%)
Alexander’s, Inc. (REIT)	351	63,963
CBL & Associates Properties, Inc. (REIT)(x)	3,120	65,457
Phillips Edison & Co., Inc. (REIT)	2,993	100,385
Saul Centers, Inc. (REIT)	1,777	62,675
Tanger Factory Outlet Centers, Inc. (REIT)	7,696	173,930

		466,410

Specialized REITs (0.0%)†
Four Corners Property Trust, Inc. (REIT)	1,608	35,681
Outfront Media, Inc. (REIT)	11,157	112,686

		148,367

Total Real Estate		4,038,746

Utilities (0.8%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B(x)	1,563	23,023
MGE Energy, Inc.	2,911	199,433
Otter Tail Corp.	3,476	263,898
PNM Resources, Inc.	1,409	62,855

		549,209

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A	1,554	54,919
Chesapeake Utilities Corp.	1,799	175,852
New Jersey Resources Corp.	8,094	328,859

		559,630

Independent Power and Renewable Electricity Producers (0.2%)
Montauk Renewables, Inc.*	10,532	95,946
Ormat Technologies, Inc.	5,440	380,365
Sunnova Energy International, Inc.(x)*	7,542	78,965

		555,276

Multi-Utilities (0.0%)†
Unitil Corp.	811	34,638

Water Utilities (0.3%)
American States Water Co.	5,879	462,560
Artesian Resources Corp., Class A	1,002	42,074
Cadiz, Inc.*	6,389	21,147
California Water Service Group	2,921	138,192
Consolidated Water Co. Ltd.(x)	690	19,624
Global Water Resources, Inc.	1,601	15,610
Middlesex Water Co.	2,813	186,361
Pure Cycle Corp.*	2,955	28,368
York Water Co. (The)	2,259	84,690

		998,626

Total Utilities		2,697,379

Total Common Stocks (99.3%) (Cost $354,938,331)		351,981,709

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR(r)* (Cost $730)	2,496	999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
BARK, Inc., expiring 8/29/25*	41,156	$5,346

Total Consumer Discretionary		5,346

Health Care (0.0%)†
Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	10,119	2,227

Total Health Care		2,227

Total Warrants (0.0%)† (Cost $—)		7,573

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	10,978,605	10,978,605
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.29% (7 day yield) (xx)	15,000,000	15,000,000

Total Investment Companies		35,978,605

Total Short-Term Investments (10.1%) (Cost $35,978,605)		35,978,605

Total Investments in Securities (109.4%) (Cost $390,917,666)		387,968,886
Other Assets Less Liabilities (-9.4%)		(33,238,643)

Net Assets (100%)		$354,730,243

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $722,829 or 0.2% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $46,016,141. This was collateralized by $11,298,751 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/3/23 – 2/15/53 and by cash of $35,978,605 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	12/2023	USD	989,230	(11,230)

					(11,230)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$7,882,373	$—	$—		$7,882,373
Consumer Discretionary	69,122,415	4,354,111	—		73,476,526
Consumer Staples	10,037,576	—	—		10,037,576
Energy	10,132,849	—	—		10,132,849
Financials	25,883,606	—	—		25,883,606
Health Care	68,633,475	—	—	(a)	68,633,475
Industrials	37,743,052	—	104,688		37,847,740
Information Technology	102,297,460	—	—		102,297,460
Materials	9,053,979	—	—		9,053,979
Real Estate	4,038,746	—	—		4,038,746
Utilities	2,697,379	—	—		2,697,379
Rights
Health Care	—	—	999		999
Short-Term Investments
Investment Companies	35,978,605	—	—		35,978,605
Warrants
Consumer Discretionary	—	5,346	—		5,346
Health Care	—	2,227	—		2,227

Total Assets	$383,501,515	$4,361,684	$105,687		$387,968,886

Liabilities:
Futures	$(11,230)	$—	$—		$(11,230)

Total Liabilities	$(11,230)	$—	$—		$(11,230)

Total	$383,490,285	$4,361,684	$105,687		$387,957,656

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,380,103
Aggregate gross unrealized depreciation	(82,370,201)

Net unrealized depreciation	$(7,990,098)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$395,947,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.5%)
Adagio CLO VIII DAC,
Series VIII-A A
4.593%, 4/15/32(l)§	EUR	300,000	$310,353
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
6.720%, 1/16/30(l)§		$189,983	189,726
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.934%, 10/25/37(l)§		200,000	191,134
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
6.124%, 10/25/35(l)		100,000	82,274
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
5.654%, 7/25/37(l)§		283,508	183,720
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A
5.574%, 7/25/37(l)		66,754	57,621
Series 2007-6 1A
5.634%, 9/25/37(l)		13,973	11,499
Series 2007-8 1A1
5.624%, 11/25/37(l)		133,276	119,856
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
6.174%, 8/25/47(l)		31,901	30,039
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A
6.627%, 9/15/37(l)§		41,763	41,608
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)		19,777	10,695
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
5.654%, 4/25/37(l)		19,314	13,881
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
5.754%, 5/25/37(l)		2,982	2,965
Lehman XS Trust,
Series 2007-20N A1
7.734%, 12/25/37(l)		115,226	110,087
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
5.674%, 8/25/36(l)		65,498	25,277
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
5.584%, 10/25/36(l)		110,539	33,810
New Century Home Equity Loan Trust,
Series 2004-4 M1
6.199%, 2/25/35(l)		48,675	45,082
Option One Mortgage Loan Trust,
Series 2004-3 M2
6.289%, 11/25/34(l)		11,968	11,799
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
5.754%, 7/25/36(l)		159,384	50,834
Series 2006-HE2 A2C
5.734%, 7/25/36(l)		46,868	16,441
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
5.634%, 6/25/37(l)		101,273	67,887
Series 2007-OPT2 2A3
5.614%, 7/25/37(l)		50,605	40,625

Total Asset- Backed Securities			1,647,213

Collateralized Mortgage Obligations (1.6%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35		32,936	18,232
Series 2006-HY11 A1
5.674%, 6/25/36(l)		70,801	62,228
Series 2007-1T1 1A1
6.000%, 3/25/37		143,320	53,922
Series 2007-4CB 1A35
6.000%, 4/25/37		28,857	23,673
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		41,124	32,495
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§		51,234	47,327
Canterbury Finance NO 4 plc,
Series 4 A2
6.044%, 5/16/58(l)(m)	GBP	491,558	597,665
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		$44,252	20,974
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
4.109%, 3/25/37(l)		42,212	35,758
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		5,167	4,459
CSMC Trust,
Series 2007-4R 1A1
4.883%, 10/26/36(l)§		3,080	2,535
Series 2015-3R 5A2
5.584%, 9/29/36(l)§		72,569	69,577
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
6.022%, 10/19/45(l)		41,044	34,372
Dutch Property Finance BV,
Series 2022-2 A
4.614%, 4/28/62(l)(m)	EUR	270,877	286,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
GNMA,
Series 2016-H17 FC
6.262%, 8/20/66(l)		$143,476	$142,763
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.005%, 12/25/34(l)		2,950	2,645
Series 2005-AR4 6A1
4.744%, 7/25/35(l)		14,429	13,027
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.894%, 3/25/36(l)		27,094	24,573
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
5.188%, 4/25/35(l)		1,260	1,239
Lehman Mortgage Trust,
Series 2005-3 4A1
5.036%, 1/25/36(l)		6,465	5,727
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		34,206	32,117
RALI Trust,
Series 2007-QH8 A
5.291%, 10/25/37(l)		26,158	22,439
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		117,662	39,141
Residential Mortgage Securities 32 plc,
Series 32A A
6.443%, 6/20/70(l)§	GBP	112,649	137,715
Sequoia Mortgage Trust,
Series 6 A
6.082%, 4/19/27(l)		$33,154	31,759
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		23,931	15,996

Total Collateralized Mortgage Obligations			1,759,115

Commercial Mortgage-Backed Securities (0.2%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.830%, 12/15/31(l)§		63,490	55,450
STWD Ltd.,
Series 2019-FL1 A
6.527%, 7/15/38(l)§		113,839	113,232

Total Commercial Mortgage- Backed Securities			168,682

Corporate Bonds (4.0%)
Communication Services (0.6%)
Media (0.6%)
Uktv Interactive Ltd.
2.500%, 7/17/24	GBP	130,000	601,727

Total Communication Services			601,727

Financials (3.4%)
Banks (0.2%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	261,767	27,895
1.000%, 10/1/50(m)		1,335,237	135,065
0.500%, 10/1/53		112,145	10,406
1.500%, 10/1/53		99,983	9,932

			183,298

Capital Markets (0.3%)
UBS Group AG
(EURIBOR 3 Month + 1.00%), 4.663%, 1/16/26(k)(m)	EUR	300,000	316,255

Financial Services (2.9%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	620,342	65,991
1.000%, 10/1/50(m)		12,579	1,274
1.000%, 10/1/50		8,181	776
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53(m)		297,851	41,597
Series 01E
0.500%, 10/1/43(m)		358,562	38,120
0.500%, 10/1/53(m)		1	—
1.000%, 10/1/53(m)		32,676	3,028
2.000%, 10/1/53(m)		2	—
3.000%, 10/1/53(m)		8,958,048	1,109,103
Series 01EE
1.000%, 10/1/50(m)		48,924	4,635
1.500%, 10/1/53(m)		129,730	13,731
Series 13H
1.000%, 1/1/24		1,100,000	154,868
Series CCE
1.000%, 10/1/50(m)		275,951	27,918
Realkredit Danmark A/S
1.000%, 10/1/53(m)		1,614,990	153,714
Series 10F1
1.000%, 1/1/24(m)		2,800,000	394,208
Series 23S
1.500%, 10/1/53(m)		464,293	49,115
3.000%, 10/1/53(m)		2,924,925	361,886
Series 27S
1.500%, 10/1/53(m)		6,444,508	640,398
Series CCS
1.000%, 10/1/50(m)		723,988	73,187

			3,133,549

Total Financials			3,633,102

Total Corporate Bonds			4,234,829

Foreign Government Securities (57.3%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	49,165
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	3,719,585	3,872,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
1.300%, 5/15/28 TIPS(m)(x)	EUR	3,555,854	$3,652,505
0.400%, 5/15/30 TIPS(m)		2,495,388	2,350,278
0.100%, 5/15/33 TIPS(m)		2,396,814	2,021,527
2.550%, 9/15/41 TIPS(m)		540,263	561,172
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	767,788	613,145
2.000%, 12/1/41 TIPS		284,398	201,506
1.500%, 12/1/44 TIPS		177,852	115,233
1.250%, 12/1/47 TIPS		513,103	314,284
0.500%, 12/1/50 TIPS		304,215	151,408
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	1,355,856	892,772
2.000%, 8/21/35 TIPS(m)		913,010	581,569
1.250%, 8/21/40 TIPS(m)		375,450	208,195
European Financial Stability Facility
2.375%, 6/21/32(m)	EUR	3,700,000	3,600,874
French Republic
0.250%, 7/25/24 TIPS(m)		374,173	394,987
0.100%, 3/1/25 TIPS(m)		772,347	803,680
0.100%, 3/1/26 TIPS(m)		1,287,154	1,339,684
1.850%, 7/25/27 TIPS(m)(z)		1,715,194	1,897,916
0.100%, 3/1/28 TIPS(m)		934,619	959,244
0.100%, 3/1/29 TIPS(m)		709,030	725,078
0.100%, 7/25/31 TIPS(m)		1,406,340	1,413,962
0.100%, 3/1/32 TIPS(m)		673,690	673,584
0.100%, 7/25/36 TIPS(m)(z)		1,625,151	1,524,413
0.550%, 3/1/39 TIPS(m)		309,137	302,376
1.800%, 7/25/40 TIPS(m)		562,463	656,016
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	139,793,334	975,500
0.100%, 3/10/28 TIPS		254,379,954	1,794,425
0.100%, 3/10/29 TIPS		61,562,966	433,829
0.005%, 3/10/31 TIPS		2,130,026	15,129
Series 20
0.100%, 3/10/25 TIPS		13,988,000	96,401
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,574,105	502,456
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	1,101,348	1,140,781
1.000%, 11/30/30 TIPS(m)		1,287,381	1,327,952
0.700%, 11/30/33 TIPS(m)		1,326,321	1,285,216
Kingdom of Sweden
1.000%, 6/1/25 TIPS(m)	SEK	4,300,000	504,032
0.125%, 6/1/26 TIPS(m)		6,950,000	792,966
0.125%, 12/1/27 TIPS(m)		500,000	55,302
New Zealand Government Bond
2.500%, 9/20/35 TIPS(m)	NZD	126,310	70,667
2.500%, 9/20/40 TIPS(m)		375,000	202,000
U.K. Treasury Bonds
0.500%, 1/31/29(m)	GBP	1,000,000	998,103
0.625%, 10/22/50(m)		200,000	90,173
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/24 TIPS(m)		463,207	560,897
1.250%, 11/22/27 TIPS(m)		1,350,104	1,698,607
0.125%, 8/10/28 TIPS(m)		1,072,368	1,286,991
0.125%, 8/10/31 TIPS(m)		701,168	833,440
1.250%, 11/22/32 TIPS(m)		1,172,209	1,516,683
0.750%, 3/22/34 TIPS(m)		1,772,907	2,161,523
2.000%, 1/26/35 TIPS(m)		400,000	1,166,850
0.125%, 11/22/36 TIPS(m)		935,682	1,031,743
1.125%, 11/22/37 TIPS(m)		555,224	690,002
0.625%, 3/22/40 TIPS(m)		345,737	387,261
0.125%, 8/10/41 TIPS(m)		1,537,002	1,549,801
0.625%, 11/22/42 TIPS(m)		792,770	863,452
0.125%, 3/22/44 TIPS(m)		926,398	882,356
0.125%, 3/22/46 TIPS(m)		521,254	479,225
0.750%, 11/22/47 TIPS(m)		990,847	1,043,478
0.125%, 8/10/48 TIPS(m)		653,814	579,240
0.500%, 3/22/50 TIPS(m)		754,214	729,410
0.125%, 3/22/51 TIPS(m)		254,530	217,526
0.250%, 3/22/52 TIPS(m)		660,303	580,863
1.250%, 11/22/55 TIPS(m)		663,644	775,113
0.125%, 11/22/56 TIPS(m)		430,988	350,489
0.125%, 3/22/58 TIPS(m)		456,381	364,446
0.375%, 3/22/62 TIPS(m)		823,740	711,893
0.125%, 11/22/65 TIPS(m)		538,956	410,330
0.125%, 3/22/68 TIPS(m)		667,056	503,390
0.125%, 3/22/73 TIPS(m)		121,400	95,480

Total Foreign Government Securities			61,632,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Mortgage-Backed Securities (7.6%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 11/25/53 TBA		$3,400,000	$3,031,578
4.500%, 11/25/53 TBA		3,900,000	3,584,648
5.500%, 11/25/53 TBA		1,600,000	1,546,875

Total Mortgage-Backed Securities			8,163,101

U.S. Treasury Obligations (59.2%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		2,092,032	2,067,441
2.000%, 1/15/26 TIPS		455,893	446,964
1.750%, 1/15/28 TIPS		1,162,958	1,130,049
3.875%, 4/15/29 TIPS		929,755	1,001,225
2.125%, 2/15/40 TIPS		594,014	574,615
2.125%, 2/15/41 TIPS		1,270,278	1,226,388
0.750%, 2/15/42 TIPS		1,474,607	1,114,134
0.625%, 2/15/43 TIPS(w)		365,643	265,138
1.375%, 2/15/44 TIPS		1,875,660	1,564,076
0.750%, 2/15/45 TIPS		1,986,170	1,439,283
1.000%, 2/15/46 TIPS		2,167,435	1,640,655
0.875%, 2/15/47 TIPS		1,040,948	756,677
1.000%, 2/15/48 TIPS		873,946	648,306
0.250%, 2/15/50 TIPS		237,804	139,466
0.125%, 2/15/51 TIPS		657,524	364,405
0.125%, 2/15/52 TIPS(w)		549,065	300,174
1.500%, 2/15/53 TIPS		308,514	254,377
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS		1,703,156	1,687,307
0.500%, 4/15/24 TIPS		1,066,613	1,048,138
0.125%, 10/15/24 TIPS		1,548,924	1,501,589
0.250%, 1/15/25 TIPS		1,032,504	993,228
0.125%, 4/15/25 TIPS		1,183,470	1,129,197
0.125%, 10/15/25 TIPS		2,238,466	2,121,120
0.625%, 1/15/26 TIPS		2,804,614	2,666,608
0.125%, 4/15/26 TIPS(z)		3,963,210	3,702,738
0.125%, 7/15/26 TIPS		1,441,089	1,347,117
0.125%, 10/15/26 TIPS		894,952	832,292
0.375%, 1/15/27 TIPS(z)		2,885,317	2,684,528
0.125%, 4/15/27 TIPS(w)		324,804	298,188
0.375%, 7/15/27 TIPS		1,237,163	1,147,406
1.625%, 10/15/27 TIPS		1,341,522	1,302,755
0.500%, 1/15/28 TIPS(z)		4,933,613	4,548,671
0.750%, 7/15/28 TIPS		2,216,414	2,063,173
0.875%, 1/15/29 TIPS		326,876	303,339
0.250%, 7/15/29 TIPS		2,829,926	2,522,648
0.125%, 1/15/30 TIPS(z)		4,752,600	4,144,033
0.125%, 7/15/30 TIPS		2,062,644	1,788,025
0.125%, 7/15/31 TIPS(z)		6,421,297	5,453,528
0.125%, 1/15/32 TIPS		1,874,709	1,570,934
0.625%, 7/15/32 TIPS(z)		4,524,116	3,942,967

Total U.S. Treasury Obligations			63,732,902

Total Long-Term Debt Securities (131.4%) (Cost $163,687,721)			141,337,866

SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
SGS Nederland Holding BV
4.30%, 10/11/23(n)(p)	EUR	500,000	527,932

	Number of Shares		Value (Note 1)
Investment Companies (3.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)		1,100,000	1,100,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)		1,100,000	1,100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)		279,913	279,913
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)		1,000,000	1,000,000

Total Investment Companies			3,479,913

	Principal Amount		Value (Note 1)
U.S. Government Agency Security (1.1%)
FHLB
5.11%, 11/17/23(o)(p)		$1,100,000	1,092,557

Total Short-Term Investments (4.8%) (Cost $5,106,447)			5,100,402

Total Investments in Securities (136.2%) (Cost $168,794,168)			146,438,268
Other Assets Less Liabilities (-36.2%)			(38,886,337)

Net Assets (100%)			$107,551,931

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $1,374,494 or 1.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $60,617,199 or 56.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2023.

(p)	Yield to maturity.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $344,136.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $3,305,335. This was collateralized by cash of $3,479,913 which was subsequently invested in investment companies.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SOFR — Secured Overnight Financing Rate

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.6%
Canada	1.3
Cayman Islands	0.3
Denmark	3.5
France	9.9
Germany	0.0 #
Ireland	0.3
Italy	11.6
Japan	3.1
Netherlands	0.3
New Zealand	0.3
Peru	0.0 #
Spain	3.5
Supranational	3.3
Sweden	1.3
Switzerland	0.8
United Kingdom	22.2
United States	72.9
Cash and Other	(36.2)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	49	12/2023	EUR	6,664,227	(80,082)
Euro-OAT	7	12/2023	EUR	911,772	(22,862)
U.S. Treasury 10 Year Note	36	12/2023	USD	3,890,250	(66,989)
U.S. Treasury 10 Year Ultra Note	8	12/2023	USD	892,500	(26,824)

					(196,757)

Short Contracts
Euro-Bobl	(52)	12/2023	EUR	(6,363,588)	93,801
Euro-BTP	(10)	12/2023	EUR	(1,160,121)	58,802
Euro-Buxl	(19)	12/2023	EUR	(2,457,937)	172,389
Euro-Schatz	(137)	12/2023	EUR	(15,207,093)	58,463
Japan 10 Year Bond	(1)	12/2023	JPY	(970,021)	6,950
Long Gilt	(6)	12/2023	GBP	(689,308)	(3,699)
U.S. Treasury 2 Year Note	(77)	12/2023	USD	(15,608,742)	65,811
U.S. Treasury 5 Year Note	(62)	12/2023	USD	(6,532,281)	60,518
U.S. Treasury Long Bond	(6)	12/2023	USD	(682,688)	25,491
U.S. Treasury Ultra Bond	(31)	12/2023	USD	(3,679,313)	246,627

					785,153

					588,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	11,591,757	USD	1,641,435	Bank of America	10/3/2023	1,749
EUR	28,153,541	USD	29,730,139	Bank of America	10/3/2023	35,192
NZD	513,000	USD	305,851	Bank of America	10/3/2023	1,616
SEK	14,810,349	USD	1,353,123	Barclays Bank plc	10/3/2023	2,447
USD	732,415	AUD	1,130,500	Bank of America	10/3/2023	5,560
USD	980,976	AUD	1,509,129	Deutsche Bank AG	10/3/2023	10,682
USD	1,667,273	DKK	11,392,576	Bank of America	10/3/2023	52,324
USD	1,815,190	DKK	12,445,000	JPMorgan Chase Bank	10/3/2023	51,055
USD	533,601	EUR	498,000	Bank of America	10/3/2023	7,090
USD	29,811,228	EUR	27,418,901	Barclays Bank plc	10/3/2023	822,594
USD	3,582,233	EUR	3,297,640	JPMorgan Chase Bank	10/3/2023	95,804
USD	9,219,916	GBP	7,279,359	Barclays Bank plc	10/3/2023	338,370
USD	270,221	GBP	214,000	Deutsche Bank AG	10/3/2023	9,119
USD	14,884,689	GBP	11,741,686	JPMorgan Chase Bank	10/3/2023	558,658
USD	4,940,187	JPY	715,300,000	Bank of America	10/3/2023	153,650
USD	73,335	JPY	10,900,000	JPMorgan Chase Bank	10/3/2023	396
USD	1,600,688	CAD	2,149,228	Barclays Bank plc	11/2/2023	17,658
USD	3,953,573	GBP	3,230,555	Bank of America	11/2/2023	11,220
USD	2,012,095	JPY	297,739,556	Deutsche Bank AG	11/2/2023	8,886
USD	1,306,178	JPY	193,977,005	JPMorgan Chase Bank	11/2/2023	1,089
USD	110,643	BRL	554,837	Goldman Sachs Bank USA**	11/3/2023	755
USD	222,058	PEN	825,013	Bank of America**	11/9/2023	4,712
USD	572,021	DKK	3,890,000	JPMorgan Chase Bank	1/2/2024	17,482

Total unrealized appreciation						2,208,108

EUR	66,000	USD	70,682	Bank of America	10/3/2023	(904)
EUR	2,995,000	USD	3,219,529	JPMorgan Chase Bank	10/3/2023	(53,065)
JPY	299,158,284	USD	2,012,095	Deutsche Bank AG	10/3/2023	(10,233)
JPY	232,800,000	USD	1,580,196	Goldman Sachs Bank USA	10/3/2023	(22,380)
USD	1,581,107	CAD	2,152,125	Bank of America	10/3/2023	(3,377)
USD	305,857	NZD	513,000	JPMorgan Chase Bank	10/3/2023	(1,609)
USD	1,358,332	SEK	14,865,000	JPMorgan Chase Bank	10/3/2023	(2,240)
CAD	250,000	USD	184,915	Morgan Stanley	10/4/2023	(852)
USD	128,086	MXN	2,241,365	Goldman Sachs Bank USA	10/16/2023	(242)
USD	1,684,005	AUD	2,639,629	Barclays Bank plc	11/2/2023	(15,058)
USD	1,641,435	DKK	11,573,701	Bank of America	11/2/2023	(1,822)
USD	1,730,858	DKK	12,223,138	JPMorgan Chase Bank	11/2/2023	(4,608)
USD	29,766,936	EUR	28,153,541	Bank of America	11/2/2023	(36,346)
USD	20,082,062	GBP	16,475,490	Barclays Bank plc	11/2/2023	(23,522)
USD	305,861	NZD	513,000	Bank of America	11/2/2023	(1,608)
USD	1,353,123	SEK	14,792,463	Barclays Bank plc	11/2/2023	(2,500)
MXN	2,446,376	USD	141,017	Goldman Sachs Bank USA	12/14/2023	(2,374)

Total unrealized depreciation						(182,740)

Net unrealized appreciation						2,025,368

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Written Call Options Contracts as of September 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	22	USD	(5,500,000)	USD 96.38	11/10/2023	(4,263)
Euro-Bobl	Exchange Traded	6	EUR	(600,000)	EUR 117.00	10/27/2023	(1,015)

							(5,278)

Written Put Options Contracts as of September 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
Euro-Bobl	Exchange Traded	6	EUR	(600,000)	EUR 115.50	10/27/2023	(2,886)

Total Written Options Contracts (Premiums Received ($15,279))							(8,164)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,647,213	$—	$1,647,213
Collateralized Mortgage Obligations	—	1,759,115	—	1,759,115
Commercial Mortgage-Backed Securities	—	168,682	—	168,682
Corporate Bonds
Communication Services	—	601,727	—	601,727
Financials	—	3,633,102	—	3,633,102
Foreign Government Securities	—	61,632,024	—	61,632,024
Forward Currency Contracts	—	2,208,108	—	2,208,108
Futures	788,852	—	—	788,852
Mortgage-Backed Securities	—	8,163,101	—	8,163,101
Short-Term Investments
Commercial Paper	—	527,932	—	527,932
Investment Companies	3,479,913	—	—	3,479,913
U.S. Government Agency Security	—	1,092,557	—	1,092,557
U.S. Treasury Obligations	—	63,732,902	—	63,732,902

Total Assets	$4,268,765	$145,166,463	$—	$149,435,228

Liabilities:
Forward Currency Contracts	$—	$(182,740)	$—	$(182,740)
Futures	(200,456)	—	—	(200,456)
Options Written
Call Options Written	(5,278)	—	—	(5,278)
Put Options Written	(2,886)	—	—	(2,886)

Total Liabilities	$(208,620)	$(182,740)	$—	$(391,360)

Total	$4,060,145	$144,983,723	$—	$149,043,868

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,649,799
Aggregate gross unrealized depreciation	(34,384,327)

Net unrealized depreciation	$(26,734,528)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,778,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.2%)
Ares European CLO VI DAC,
Series 2013-6A ARR
4.273%, 4/15/30(l)§	EUR	491,224	$510,388
Argent Mortgage Loan Trust,
Series 2005-W1 A1
5.914%, 5/25/35(l)		$16,555	14,903
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
6.720%, 1/16/30(l)§		189,983	189,726
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.327%, 1/25/35(l)		309,016	282,182
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2
6.440%, 7/15/29(l)§		105,970	105,887
C-Bass Trust,
Series 2006-CB9 A1
5.554%, 11/25/36(l)		1,601	702
CIT Mortgage Loan Trust,
Series 2007-1 1A
6.784%, 10/25/37(l)§		919	917
Series 2007-1 1M1
6.934%, 10/25/37(l)§		200,000	191,134
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
5.514%, 1/25/37(l)		3,367	2,238
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
5.934%, 3/25/37(l)		35,087	32,224
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.586%, 6/25/35(l)		25,000	22,884
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR
4.561%, 8/15/32(l)§	EUR	497,135	517,978
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
6.174%, 8/25/47(l)		$10,634	10,013
Ellington Loan Acquisition Trust,
Series 2007-1 A1
6.534%, 5/25/37(l)§		18,801	17,624
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
5.559%, 8/25/31(l)		486	485
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
6.139%, 11/25/36(l)		83,368	76,937
Fremont Home Loan Trust,
Series 2006-C 1A1
5.569%, 10/25/36(l)		28,851	23,975
GSAMP Trust,
Series 2007-FM1 A2A
5.504%, 12/25/36(l)		2,741	1,278
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
5.574%, 7/25/36(l)		17,555	5,165
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT2 M3
6.154%, 12/25/35(l)		57,755	57,453
LCM XXV Ltd.,
Series 25A AR
6.426%, 7/20/30(l)§		222,694	221,471
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		32,763	27,084
Lehman XS Trust,
Series 2006-7 1A1A
5.754%, 5/25/36(l)		22,758	19,918
Series 2006-8 3A4
6.900%, 6/25/36(e)		12,256	11,263
Series 2007-20N A1
7.734%, 12/25/37(l)		25,604	24,462
Merrill Lynch Life Agency, Inc.,
5.674%, 2/25/37(l)		8,730	2,458
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
5.594%, 9/25/37(l)		506	98
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
5.654%, 10/25/36(l)		685,451	289,508
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
5.484%, 11/25/36(l)		325	103
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
6.139%, 1/25/36(l)		16,575	16,207
OZLM XXIV Ltd.,
Series 2019-24A A1AR
6.748%, 7/20/32(l)§		200,000	197,531
Palmer Square Loan Funding Ltd.,
Series 2021-2A A1
6.441%, 5/20/29(l)§		151,128	150,513
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3
6.484%, 10/25/34(l)		76,043	73,385
Series 2005-WHQ4 M2
6.169%, 9/25/35(l)		12,723	11,985
Renaissance Home Equity Loan Trust,
Series 2002-3 A
6.194%, 12/25/32(l)		1,634	1,486
Saxon Asset Securities Trust,
Series 2007-3 1A
5.744%, 9/25/37(l)		31,438	28,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
5.754%, 7/25/36(l)		$159,384	$50,834
Series 2007-HE1 A2A
5.554%, 12/25/36(l)		10,191	2,164
Soundview Home Equity Loan Trust,
5.544%, 2/25/37(l)		517,374	143,649
Soundview Home Loan Trust,
Series 2006-NLC1 A1
5.554%, 11/25/36(l)§		1,661	452
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
6.944%, 4/25/35(l)		1,927	1,892
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR
6.650%, 7/15/31(l)§		200,000	198,944
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		2,608	2,556
Vibrant CLO VI Ltd.,
Series 2017-6A AR
6.609%, 6/20/29(l)§		158,882	158,640
Voya CLO Ltd.,
Series 2015-1A A1R
6.472%, 1/18/29(l)§		182,962	182,555
Wellfleet CLO Ltd.,
Series 2015-1A AR4
6.478%, 7/20/29(l)§		181,931	181,402
Series 2016-1A AR
6.498%, 4/20/28(l)§		90,924	90,823

Total Asset-Backed Securities			4,153,737

Collateralized Mortgage Obligations (4.5%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
5.914%, 7/25/37(l)		21,956	18,172
Alternative Loan Trust,
Series 2005-62 2A1
5.626%, 12/25/35(l)		772	632
Series 2006-OA11 A1B
5.814%, 9/25/46(l)		43,934	40,341
Series 2006-OA19 A1
5.619%, 2/20/47(l)		7,040	5,331
Series 2007-1T1 1A1
6.000%, 3/25/37		95,546	35,948
Series 2007-4CB 1A35
6.000%, 4/25/37		28,854	23,670
Series 2007-OA7 A1A
5.794%, 5/25/47(l)		2,762	2,314
Banc of America Funding Trust,
Series 2006-A 1A1
4.757%, 2/20/36(l)		2,378	2,187
Series 2006-J 2A1
3.839%, 1/20/47(l)		65,067	54,721
Series 2006-J 4A1
4.436%, 1/20/47(l)		2,457	2,229
Banc of America Mortgage Trust,
Series 2005-E 2A1
4.587%, 6/25/35(l)		551	458
Series 2006-A 2A1
3.891%, 2/25/36(l)		2,834	2,505
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.598%, 9/25/35(l)		20,110	12,149
Series 2006-2 23A1
3.988%, 3/25/36(l)		6,888	5,321
Bear Stearns ARM Trust,
Series 2004-10 13A1
4.031%, 1/25/35(l)		2,425	2,238
Series 2005-1 2A1
4.241%, 3/25/35(l)		3,279	2,917
Series 2005-9 A1
7.670%, 10/25/35(l)		4,108	3,813
Series 2006-2 3A2
4.216%, 7/25/36(l)		3,159	2,754
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		738	529
Series 2005-9 1A3
5.894%, 5/25/35(l)		162,836	126,758
Series 2006-6 A4
6.000%, 4/25/36		10,322	5,171
Series 2006-HYB3 3A1B
3.612%, 5/20/36(l)		1,891	1,738
Series 2007-1 A1
6.000%, 3/25/37		31,607	14,981
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
6.380%, 3/25/36(l)		3,623	3,294
Series 2007-10 22AA
4.510%, 9/25/37(l)		6,221	5,449
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		114,892	66,782
CSMC Trust,
Series 2007-4R 1A1
4.883%, 10/26/36(l)§		4,163	3,426
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
5.534%, 10/25/36(l)		145	112
Eurosail-UK plc,
Series 2007-3X A3A
6.267%, 6/13/45(l)(m)	GBP	21,572	26,123
Series 2007-3X A3C
6.267%, 6/13/45(l)(m)		9,586	11,546
FHLMC,
Series 278 F1
5.878%, 9/15/42 STRIPS(l)		$49,676	48,002
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1
5.826%, 10/25/44(l)		28,694	25,848
Series T-63 1A1
5.826%, 2/25/45(l)		9,057	8,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
6.440%, 6/25/34(l)	$2,296	$2,127
Series 2006-FA8 1A7
6.000%, 2/25/37	9,483	3,848
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
5.466%, 8/25/35(l)	3,343	2,322
FNMA,
Series 2003-W8 3F2
5.779%, 5/25/42(l)	707	702
Series 2004-63 FA
5.552%, 8/25/34(l)	117	114
Series 2006-30 KF
5.869%, 5/25/36(l)	175	172
Series 2006-5 3A2
4.780%, 5/25/35(l)	2,356	2,387
Series 2007-63 FC
5.779%, 7/25/37(l)	61	60
GNMA,
Series 2017-H10 FB
6.464%, 4/20/67(l)	47,818	47,618
Series 2018-H15 FG
6.246%, 8/20/68(l)	92,511	90,230
Series 2023-H09 FA
6.114%, 4/20/73(l)	404,907	401,250
Series 2023-H15 FB
6.314%, 3/20/73(l)	402,530	399,800
Series 2023-H19 FA
6.214%, 8/20/73(l)	1,205,713	1,201,856
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
5.974%, 11/25/45(l)	3,111	2,651
Series 2006-AR4 A6A
5.794%, 9/25/46(l)	47,292	41,146
GreenPoint MTA Trust,
Series 2005-AR1 A2
5.874%, 6/25/45(l)	2,872	2,680
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.005%, 12/25/34(l)	2,213	1,983
Series 2005-AR1 1A1
4.796%, 1/25/35(l)	1,121	1,019
Series 2005-AR4 6A1
4.744%, 7/25/35(l)	1,546	1,396
Series 2005-AR6 2A1
4.353%, 9/25/35(l)	2,066	1,912
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
6.002%, 2/19/36(l)	1,808	884
Series 2005-2 2A1A
5.882%, 5/19/35(l)	824	751
Series 2005-9 2A1A
6.119%, 6/20/35(l)	1,604	1,436
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
4.254%, 11/25/35(l)	984	962
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
6.214%, 5/25/34(l)	251	223
Series 2004-AR11 2A
3.913%, 12/25/34(l)	1,322	1,243
Series 2005-AR14 1A1A
5.994%, 7/25/35(l)	3,518	2,511
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
5.894%, 3/25/36(l)	62,782	56,940
Series 2006-A7 1A4
5.894%, 12/25/36(l)	24,631	21,714
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
4.246%, 2/25/35(l)	1,128	1,024
Series 2005-A6 2A1
5.827%, 8/25/35(l)	1,852	1,716
Series 2005-A6 4A1
5.398%, 9/25/35(l)	305	279
Series 2005-A6 7A1
5.053%, 8/25/35(l)	1,588	1,312
Series 2007-A1 1A1
5.678%, 7/25/35(l)	1,083	1,048
Series 2007-A1 3A3
4.528%, 7/25/35(l)	2,672	2,490
Series 2008-R2 1A1
3.741%, 7/27/37(l)§	8,055	7,186
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
5.387%, 11/21/34(l)	1,401	1,303
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
6.147%, 11/15/31(l)	934	879
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
6.466%, 6/25/36(l)	3,600	3,496
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
5.887%, 12/15/30(l)	958	893
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§	39,464	36,867
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	176,287	162,783
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
6.194%, 12/25/35(l)	122,577	112,549
RALI Trust,
Series 2005-QO1 A1
5.734%, 8/25/35(l)	1,348	990
Series 2007-QH8 A
5.291%, 10/25/37(l)	29,062	24,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Residential Asset Securitization Trust,
Series 2005-A5 A3
5.500%, 5/25/35(l)		$16,447	$10,918
Series 2006-A10 A5
6.500%, 9/25/36		8,402	2,795
Series 2007-A6 2A1
6.500%, 6/25/37		124,973	27,822
Residential Mortgage Securities 32 plc,
Series 32A A
6.443%, 6/20/70(l)§	GBP	56,324	68,857
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		$3,883	2,788
Sequoia Mortgage Trust,
Series 2007-3 1A1
5.839%, 7/20/36(l)		6,564	5,506
Series 5 A
6.142%, 10/19/26(l)		279	269
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
6.379%, 2/25/34(l)		1,007	937
Series 2004-19 2A1
6.026%, 1/25/35(l)		1,402	1,162
Series 2005-17 3A1
4.669%, 8/25/35(l)		1,277	1,087
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
6.102%, 10/19/34(l)		678	627
Series 2005-AR5 A1
5.942%, 7/19/35(l)		1,265	1,125
Series 2005-AR5 A2
5.942%, 7/19/35(l)		1,263	1,198
Series 2005-AR5 A3
5.942%, 7/19/35(l)		4,361	3,900
Series 2006-AR3 11A1
5.854%, 4/25/36(l)		2,513	2,175
Series 2006-AR4 2A1
5.814%, 6/25/36(l)		730	700
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
6.382%, 10/20/51(l)§	GBP	126,639	154,641
Towd Point Mortgage Trust,
Series 2019-HY2 A1
6.434%, 5/25/58(l)§		$20,593	20,758
WaMu Mortgage Pass- Through Certificates Trust,
Series 2002-AR17 1A
5.826%, 11/25/42(l)		166	151
Series 2005-AR10 3A1
3.844%, 8/25/35(l)		340	302
Series 2005-AR14 2A1
4.032%, 12/25/35(l)		934	808
Series 2006-AR3 A1A
5.626%, 2/25/46(l)		1,419	1,230
Series 2006-AR7 3A
5.674%, 7/25/46(l)		8,775	7,068
Series 2007-OA4 1A
5.396%, 5/25/47(l)		3,831	3,031

Total Collateralized Mortgage Obligations			3,537,556

Commercial Mortgage-Backed Securities (1.1%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2
2.920%, 1/25/26		400,000	384,318
STWD Ltd.,
Series 2019-FL1 A
6.527%, 7/15/38(l)§		75,893	75,488
WSTN Trust,
Series 2023-MAUI A
6.518%, 7/5/37(l)§		400,000	387,999

Total Commercial Mortgage- Backed Securities			847,805

Corporate Bonds (0.5%)
Financials (0.5%)
Banks (0.5%)
Bank of America Corp.
Series FF
(CME Term SOFR 3 Month + 3.19%),
5.875%, 3/15/28(k)(y)		20,000	18,130
UniCredit SpA
7.830%, 12/4/23§		350,000	350,618

Total Financials			368,748

Information Technology (0.0%)†
Software (0.0%)†
VMware, Inc.
3.900%, 8/21/27		10,000	9,310

Total Information Technology			9,310

Total Corporate Bonds			378,058

Foreign Government Securities (5.9%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	2,312,175	2,406,938
0.400%, 5/15/30 TIPS(m)		118,828	111,918
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	252,105	196,245
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	117,014	121,790
0.100%, 7/25/31 TIPS(m)		117,195	117,830
0.100%, 7/25/38 TIPS(m)		230,138	211,168
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	114,364,096	806,737
0.100%, 3/10/29 TIPS		95,529,340	673,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
0.005%, 3/10/31 TIPS	JPY	1,064,966	$7,564

Total Foreign Government Securities			4,653,378

Mortgage-Backed Securities (2.5%)
FHLMC UMBS
3.000%, 3/1/52		$96,670	80,039
4.500%, 11/1/52		94,936	87,268
FNMA UMBS
3.500%, 2/1/48		100,725	88,033
3.000%, 12/1/51		943,208	781,090
4.000%, 10/1/52		1,049,528	936,042

Total Mortgage-Backed Securities			1,972,472

U.S. Treasury Obligations (106.6%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,324,555	1,298,611
2.375%, 1/15/27 TIPS		30,317	30,087
1.750%, 1/15/28 TIPS		2,393,039	2,325,321
3.625%, 4/15/28 TIPS		2,457,013	2,581,420
2.500%, 1/15/29 TIPS		953,953	960,711
3.875%, 4/15/29 TIPS		1,098,970	1,183,448
2.125%, 2/15/40 TIPS		1,089,026	1,053,461
2.125%, 2/15/41 TIPS		335,018	323,443
0.750%, 2/15/42 TIPS		1,434,021	1,083,470
0.625%, 2/15/43 TIPS		717,989	520,635
1.375%, 2/15/44 TIPS		2,124,873	1,771,890
0.750%, 2/15/45 TIPS		2,492,448	1,806,159
1.000%, 2/15/46 TIPS		2,154,534	1,630,889
0.875%, 2/15/47 TIPS		1,532,296	1,113,844
1.000%, 2/15/48 TIPS		657,009	487,379
0.250%, 2/15/50 TIPS(w)		653,961	383,532
0.125%, 2/15/51 TIPS		1,009,769	559,621
0.125%, 2/15/52 TIPS		329,439	180,105
1.500%, 2/15/53 TIPS		617,028	508,754
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS		1,100,501	1,090,260
0.125%, 7/15/24 TIPS		2,574,820	2,515,784
0.125%, 10/15/24 TIPS(z)		5,719,104	5,544,330
0.250%, 1/15/25 TIPS		3,613,764	3,476,297
0.125%, 4/15/25 TIPS		2,532,626	2,416,481
0.375%, 7/15/25 TIPS(w)		322,263	308,535
0.125%, 10/15/25 TIPS		2,120,652	2,009,482
0.625%, 1/15/26 TIPS		2,135,623	2,030,536
0.125%, 4/15/26 TIPS		1,748,475	1,633,561
0.125%, 7/15/26 TIPS		242,307	226,506
0.125%, 10/15/26 TIPS		1,342,428	1,248,438
0.375%, 1/15/27 TIPS		1,531,243	1,424,684
0.125%, 4/15/27 TIPS		433,072	397,584
0.375%, 7/15/27 TIPS		4,086,388	3,789,917
1.625%, 10/15/27 TIPS		2,992,626	2,906,146
0.500%, 1/15/28 TIPS(z)		4,659,730	4,296,158
0.750%, 7/15/28 TIPS		2,569,579	2,391,921
0.875%, 1/15/29 TIPS		1,694,910	1,572,867
0.250%, 7/15/29 TIPS		2,981,700	2,657,942
0.125%, 1/15/30 TIPS		3,101,072	2,703,981
0.125%, 7/15/30 TIPS		2,205,718	1,912,050
0.125%, 1/15/31 TIPS		1,902,382	1,626,983
0.125%, 7/15/31 TIPS(z)		9,158,617	7,778,300
0.125%, 1/15/32 TIPS		2,536,371	2,125,382
0.625%, 7/15/32 TIPS(z)		7,049,204	6,143,694

Total U.S. Treasury Obligations			84,030,599

Total Long-Term Debt Securities (126.3%) (Cost $106,891,893)			99,573,605

SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
AT&T, Inc.
5.95%, 3/19/24(n)(p)§		250,000	243,125

U.S. Government Agency Securities (74.1%)
Federal Agricultural Mortgage Corp.
5.20%, 12/1/23(p)		3,500,000	3,468,932
FHLB
1.74%, 10/3/23(o)(p)		25,000,000	24,996,367
FHLMC
4.62%, 10/17/23(o)(p)		15,000,000	14,967,312
FNMA
1.73%, 10/3/23(o)(p)		15,000,000	14,997,837

Total U.S. Government Agency Securities			58,430,448

Total Short-Term Investments (74.4%) (Cost $58,674,083)			58,673,573

Total Investments in Securities (200.7%) (Cost $165,565,976)			158,247,178
Other Assets Less Liabilities (-100.7%)			(79,389,354)

Net Assets (100%)			$78,857,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $4,427,733 or 5.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $3,007,313 or 3.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2023.

(p)	Yield to maturity.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $403,496.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FCPIX — Mexican Core Consumer Price Index

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

JPY — Japanese Yen

MXN — Mexican Peso

OAT — Obligations Assimilables du Trésor

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	1	12/2023	EUR	122,377	(32)
Euro-BTP	5	12/2023	EUR	580,060	(19,110)
U.S. Treasury 2 Year Note	7	12/2023	USD	1,418,977	(624)
U.S. Treasury 10 Year Note	18	12/2023	USD	1,945,125	(33,642)
U.S. Treasury 10 Year Ultra Note	6	12/2023	USD	669,375	(2,435)

					(55,843)

Short Contracts
Euro-Bund	(24)	12/2023	EUR	(3,264,111)	37,405
Euro-Buxl	(6)	12/2023	EUR	(776,191)	47,778
Euro-OAT	(4)	12/2023	EUR	(521,013)	13,056
Euro-Schatz	(33)	12/2023	EUR	(3,663,022)	13,945
Short-Term Euro-BTP	(8)	12/2023	EUR	(880,901)	5,761
U.S. Treasury 5 Year Note	(61)	12/2023	USD	(6,426,922)	36,607
U.S. Treasury Long Bond	(19)	12/2023	USD	(2,161,844)	87,870
U.S. Treasury Ultra Bond	(4)	12/2023	USD	(474,750)	16,528

					258,950

					203,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	384,060	USD	21,948	Goldman Sachs Bank USA	10/16/2023	41
USD	200,606	CAD	269,639	Citibank NA	11/15/2023	1,965
USD	4,324,021	EUR	3,931,327	Barclays Bank plc	11/15/2023	159,902
USD	291,499	GBP	228,246	JPMorgan Chase Bank	11/15/2023	12,945
USD	36,610	JPY	5,400,000	Bank of America	11/15/2023	207
USD	1,090,395	JPY	156,229,039	Citibank NA	11/15/2023	37,233
USD	390,797	JPY	56,200,000	JPMorgan Chase Bank	11/15/2023	11,945
USD	14,851	JPY	2,200,000	Morgan Stanley	11/15/2023	21

Total unrealized appreciation						224,259

AUD	18,000	USD	11,744	JPMorgan Chase Bank	11/15/2023	(153)
EUR	111,000	USD	119,698	Citibank NA	11/15/2023	(2,125)

Total unrealized depreciation						(2,278)

Net unrealized appreciation						221,981

Written Call Options Contracts as of September 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.90	8/29/2025	(33,417)

Written Put Options Contracts as of September 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Years, October 2023 @4.61% v.1 Day SOFR	Morgan Stanley	4,500,000	USD	(4,500,000)	USD	4.61	10/27/2023	(29,149)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.90	8/29/2025	(48,251)

								(77,400)

Total Written Options Contracts (Premiums Received ($120,536))								(110,817)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of September 30, 2023(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	68,357	68,265
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,752	9,752
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,737	9,752
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	500,000	48,761	48,761
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	106,604	106,604
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	30,546	30,546
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	74,023	74,023
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	23,511	23,511
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	7,268	7,341
HICPXT at termination	2.50% at termination	Receive	3/15/2028	EUR	300,000	2,825	2,825
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	5,762	5,762
HICPXT at termination	2.36% at termination	Receive	8/15/2030	EUR	200,000	8,245	10,139
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	200,000	10,390	10,492
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	100,000	4,405	5,246
HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	7,908	7,908
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	200,000	6,532	4,859
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	100,000	2,260	2,430
HICPXT at termination	2.47% at termination	Receive	7/15/2032	EUR	100,000	4,928	4,928
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	158	158

						431,972	433,302

FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(94,503)	(94,503)
HICPXT at termination	3.52% at termination	Pay	9/15/2024	EUR	200,000	(2,564)	(2,792)
HICPXT at termination	3.85% at termination	Pay	9/15/2024	EUR	200,000	(1,398)	(1,398)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(43,574)	(44,510)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(21,639)	(22,262)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(21,839)	(22,255)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(21,689)	(22,255)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	60,000	(4,230)	(4,230)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	100,000	(7,235)	(7,051)
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(9,139)	(11,623)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(2,920)	(2,920)
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	(5,724)	(5,724)
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	(2,255)	(1,596)
USCPI at termination	2.42% at termination	Pay	8/24/2024	USD	600,000	(1,353)	(1,353)
USCPI at termination	2.50% at termination	Pay	9/7/2024	USD	400,000	(401)	(401)
USCPI at termination	2.56% at termination	Pay	9/12/2024	USD	300,000	(92)	(92)
USCPI at termination	2.57% at termination	Pay	9/12/2024	USD	500,000	(129)	(129)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(15,297)	(15,281)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(91,685)	(91,685)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(30,130)	(30,562)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(28,568)	(28,408)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(14,204)	(14,204)

						(420,568)	(425,234)

Total Centrally Cleared inflation-linked swap contracts outstanding						11,404	8,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2023 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	170,000	2,002	8,379	10,381
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	100,000	1,404	4,703	6,107
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	10,000	92	519	611
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	400,000	6,862	17,565	24,427
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	320,000	3,165	16,376	19,541
6 month EURIBOR Semi-Annual	3.50 annually	Receive	3/20/2026	EUR	2,100,000	(5,145)	7,061	1,916
6 month EURIBOR Semi-Annual	3.50 annually	Receive	3/20/2026	EUR	2,300,000	(4,735)	6,834	2,099
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	—	147,606	147,606
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	—	412,159	412,159
6 month EURIBOR Semi-Annual	3.50 annually	Receive	3/20/2026	EUR	2,700,000	(3,778)	6,242	2,464
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	148,000,000	181	26,064	26,245
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	700,000	11,011	119,846	130,857
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	280,000	6,889	45,454	52,343
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	220,000	4,754	36,372	41,126
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	1,480,000	9,343	6,212	15,555
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	1,511,100	9,667	6,215	15,882
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	1,408,900	9,018	5,790	14,808
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	57,850,000	147	10,111	10,258
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	2,000,000	(7,187)	28,207	21,020
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	130,000,000	13,328	10,949	24,277
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	20,000,000	(233)	316	83
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	20,000,000	(226)	309	83
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	1,800,000	(6,642)	25,560	18,918

						49,917	948,849	998,766

6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	—	(33,684)	(33,684)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	710,000	(8,908)	(13,164)	(22,072)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	440,000	(6,209)	(7,469)	(13,678)
6 month EURIBOR Semi-Annual	2.88 annually	Pay	8/15/2032	EUR	1,000,000	—	(40,912)	(40,912)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	1,010,000	(9,574)	(21,824)	(31,398)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	390,000	(4,165)	(7,959)	(12,124)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	150,000	(1,557)	(3,106)	(4,663)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	150,000	(1,639)	(3,024)	(4,663)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	150,000	(1,735)	(2,928)	(4,663)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	150,000	(1,503)	(3,160)	(4,663)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	150,000	(1,790)	(2,873)	(4,663)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	800,000	(9,309)	(15,561)	(24,870)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	—	(9,866)	(9,866)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	350,000	(4,331)	(6,550)	(10,881)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	2,700,000	(35,387)	(48,548)	(83,935)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	—	(22,489)	(22,489)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	—	(29,576)	(29,576)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	150,000	(1,817)	(2,846)	(4,663)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	400,000	(2,649)	(33,129)	(35,778)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	560,000	(5,386)	(44,703)	(50,089)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	440,000	(3,917)	(35,439)	(39,356)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	400,000	(2,673)	(33,105)	(35,778)
1 day TONAR Annual	0.85 annually	Pay	9/20/2033	JPY	10,000,000	(374)	(418)	(792)
1 day TONAR Annual	0.85 annually	Pay	9/20/2033	JPY	10,000,000	(371)	(421)	(792)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	800,000	(4,190)	(67,366)	(71,556)

						(107,484)	(490,120)	(597,604)

Total Centrally Cleared Interest rate swap contracts outstanding						(57,567)	458,729	401,162

(1)	Value of floating rate index at September 30, 2023 was as follows:

Floating Rate Index	Value
1 day SOFR USD	5.31%
1 day TONAR JPY	(0.06)%
6 month EURIBOR EUR	4.13%
FCPIX EUR	0.24%
FRCPI EUR	1.18%
HICPXT EUR	1.24%
USCPI USD	3.08%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,153,737	$—	$4,153,737
Centrally Cleared Inflation-linked Swaps	—	431,972	—	431,972
Centrally Cleared Interest Rate Swaps	—	948,849	—	948,849
Collateralized Mortgage Obligations	—	3,537,556	—	3,537,556
Commercial Mortgage-Backed Securities	—	847,805	—	847,805
Corporate Bonds
Financials	—	368,748	—	368,748
Information Technology	—	9,310	—	9,310
Foreign Government Securities	—	4,653,378	—	4,653,378
Forward Currency Contracts	—	224,259	—	224,259
Futures	258,950	—	—	258,950
Mortgage-Backed Securities	—	1,972,472	—	1,972,472
Short-Term Investments
Commercial Paper	—	243,125	—	243,125
U.S. Government Agency Securities	—	58,430,448	—	58,430,448
U.S. Treasury Obligations	—	84,030,599	—	84,030,599

Total Assets	$258,950	$159,852,258	$—	$160,111,208

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(420,568)	$—	$(420,568)
Centrally Cleared Interest Rate Swaps	—	(490,120)	—	(490,120)
Forward Currency Contracts	—	(2,278)	—	(2,278)
Futures	(55,843)	—	—	(55,843)
Options Written
Call Options Written	—	(33,417)	—	(33,417)
Put Options Written	—	(77,400)	—	(77,400)

Total Liabilities	$(55,843)	$(1,023,783)	$—	$(1,079,626)

Total	$203,107	$158,828,475	$—	$159,031,582

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,784,253
Aggregate gross unrealized depreciation	(14,410,459)

Net unrealized depreciation	$(10,626,206)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$169,596,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.1%)
522 Funding CLO Ltd.,
Series 2018-3A AR
6.628%, 10/20/31(l)§		$900,000	$893,915
Accredited Mortgage Loan Trust,
Series 2006-2 A4
5.694%, 9/25/36(l)		57,724	56,327
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		234,312	218,014
Series 2016-3 A
3.250%, 10/15/28		139,353	118,087
Series 2016-3 AA
3.000%, 10/15/28		209,188	186,714
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
6.139%, 11/25/35(l)		112,512	107,455
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR
6.620%, 7/15/30(l)§		786,720	785,159
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
6.763%, 1/15/37(l)§		800,000	791,000
Ares XL CLO Ltd.,
Series 2016-40A A1RR
6.440%, 1/15/29(l)§		460,596	460,261
Argent Securities Trust,
Series 2006-W2 A2B
5.814%, 3/25/36(l)		213,602	112,749
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C
5.734%, 7/25/36(l)		644,466	150,273
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
5.754%, 8/25/36(l)		15,502	14,703
Series 2006-HE9 1A2
5.734%, 11/25/36(l)		136,777	130,571
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
6.559%, 2/25/35(l)		101,692	99,752
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
4.573%, 1/15/33(l)§	EUR	700,000	724,032
BRSP Ltd.,
Series 2021-FL1 A
6.592%, 8/19/38(l)§		$800,000	778,075
Carlyle US CLO Ltd.,
Series 2017-1A A1R
6.588%, 4/20/31(l)§		796,369	792,713
CBAM Ltd.,
Series 2018-5A A
6.590%, 4/17/31(l)§		993,528	988,379
Series 2018-8A A1
6.708%, 10/20/29(l)§		655,500	653,999
C-Bass Trust,
Series 2006-CB9 A1
5.554%, 11/25/36(l)		11,205	4,912
CIFC Funding Ltd.,
Series 2017-1A AR
6.605%, 4/23/29(l)§		596,739	595,565
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		109,414	54,972
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
6.184%, 5/25/34(l)		7,051	6,976
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR
6.618%, 4/20/30(l)§		654,072	652,760
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
4.475%, 9/15/31(l)§	EUR	697,933	723,671
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1
6.034%, 6/25/36(l)		$45,643	44,978
Series 2006-21 2A4
5.894%, 5/25/37(l)		238,073	207,340
Series 2006-24 1A
5.574%, 6/25/47(l)		698,797	588,857
Series 2006-3 M2
6.019%, 6/25/36(l)		800,000	743,428
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 2A3
6.234%, 8/25/47(l)		2,853	2,826
EMC Mortgage Loan Trust,
Series 2001-A A
6.174%, 5/25/40(l)§		2,700	2,618
FHF Trust,
Series 2022-1A A
4.430%, 1/18/28§		709,798	689,511
Series 2023-1A A2
6.570%, 6/15/28§		396,066	391,069
FORT CRE Issuer LLC,
Series 2022-FL3 A
7.165%, 2/23/39(l)§		800,000	776,194
Fremont Home Loan Trust,
Series 2005-D M1
6.049%, 11/25/35(l)		300,000	251,868
Series 2006-E 2A1
5.494%, 1/25/37(l)		2,155	932
FS Rialto Issuer LLC,
Series 2022-FL4 A
7.213%, 1/19/39(l)§		900,000	890,449
Galaxy XV CLO Ltd.,
Series 2013-15A ARR
6.540%, 10/15/30(l)§		849,705	846,089
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A
4.000%, 4/20/49§		808,110	696,059
Series 2023-1GS A
5.520%, 2/22/55§		476,580	442,912
Series 2023-3C A
6.500%, 7/20/55§		490,393	482,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	$246,758	$94,044
GSAMP Trust,
Series 2006-NC2 A2B
5.614%, 6/25/36(l)	117,141	60,553
GSPA Monetization Trust,
6.422%, 10/9/29§	227,639	215,878
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
5.664%, 4/25/37(l)	265,685	244,120
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	752,767	675,608
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
2.931%, 10/25/35(l)	107,943	103,650
Series 2006-FRE1 M1
6.019%, 5/25/35(l)	68,488	66,086
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
5.694%, 3/25/37(l)	37,421	36,292
LCCM Trust,
Series 2021-FL3 A
6.897%, 11/15/38(l)§	800,000	788,599
LCM XV LP,
Series 15A AR2
6.588%, 7/20/30(l)§	587,575	586,119
Lehman XS Trust,
Series 2006-8 2A1
4.236%, 6/25/36(l)	14,688	15,046
Madison Park Funding XLI Ltd.,
Series 12A AR
6.437%, 4/22/27(l)§	378,538	378,001
Magnetite XVIII Ltd.,
Series 2016-18A AR2
6.506%, 11/15/28(l)§	564,361	562,099
Marble Point CLO X Ltd.,
Series 2017-1A AR
6.610%, 10/15/30(l)§	631,226	630,029
MASTR Asset-Backed
Securities Trust,
Series 2006-FRE1 A4
6.014%, 12/25/35(l)	11,866	11,800
Series 2006-FRE2 A5
5.914%, 3/25/36(l)	149,278	85,973
MF1 Ltd.,
Series 2020-FL4 A
7.147%, 11/15/35(l)§	415,397	414,558
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
5.934%, 8/25/36(l)	437,344	211,145
Series 2006-WMC2 A2C
5.734%, 7/25/36(l)	237,557	83,067
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	1,231,773	1,020,681
Series 2023-3A A
5.910%, 11/20/53§	185,116	180,358
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
6.154%, 3/25/36(l)	900,000	814,330
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
5.914%, 11/25/36(l)	101,182	29,471
Option One Mortgage Loan Trust,
Series 2006-3 2A3
5.574%, 2/25/37(l)	1,145,398	531,118
Series 2007-5 1A1
5.654%, 5/25/37(l)	337,064	186,825
Series 2007-CP1 1A1
5.574%, 3/25/37(l)	155,496	128,793
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
6.124%, 11/25/35(l)	343,328	316,613
OZLM IX Ltd.,
Series 2014-9A A1A3
6.688%, 10/20/31(l)§	900,000	891,418
OZLM XVI Ltd.,
Series 2017-16A A1R
6.663%, 5/16/30(l)§	497,320	496,311
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1
6.370%, 10/15/29(l)§	575,842	573,125
RAMP Trust,
Series 2005-RS4 M5
6.454%, 4/25/35(l)	60,293	59,649
RASC Trust,
Series 2005-EMX5 A3
6.094%, 12/25/35(l)	97,635	84,770
Series 2006-EMX2 M1
6.034%, 2/25/36(l)	123,779	120,077
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	544,629	166,641
Saranac CLO VI Ltd.,
Series 2018-6A A1R
6.807%, 8/13/31(l)§	800,000	793,162
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
5.564%, 5/25/37(l)	30,724	22,723
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
5.974%, 2/25/36(l)	65,761	32,448
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
6.638%, 10/20/28(l)§	86,206	86,187
Sound Point CLO XV Ltd.,
Series 2017-1A ARR
6.507%, 1/23/29(l)§	239,502	238,917
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
6.593%, 7/25/30(l)§	603,388	602,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
6.334%, 10/25/37(l)		$530,845	$397,480
Series 2007-WMC1 3A1
5.544%, 2/25/37(l)		72,259	20,063
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
5.734%, 11/25/37(l)		523,154	276,813
Stonepeak ABS,
Series 2021-1A AA
2.301%, 2/28/33§		459,919	417,011
Stratus CLO Ltd.,
Series 2021-2A A
6.488%, 12/28/29(l)§		627,477	624,979
Series 2021-3A A
6.538%, 12/29/29(l)§		608,592	606,050
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
5.884%, 5/25/37(l)§		150,463	141,639
STWD Ltd.,
Series 2021-FL2 A
6.645%, 4/18/38(l)§		800,000	778,797
Series 2022-FL3 A
6.663%, 11/15/38(l)§		800,000	782,560
Sunnova Helios XI Issuer LLC,
Series 2023-A A
5.300%, 5/20/50§		587,444	561,554
Sunnova Sol IV Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§		1,563,031	1,324,766
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§		728,062	581,353
United Airlines Pass- Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		550,280	483,966
Series 2020-1 A
5.875%, 10/15/27		682,833	674,585
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
5.684%, 4/25/37(l)		208,748	71,303

Total Asset- Backed Securities			37,540,643

Collateralized Mortgage Obligations (4.4%)
Alba plc,
Series 2007-1 A3
5.484%, 3/17/39(l)(m)	GBP	259,742	305,901
Alternative Loan Trust,
Series 2005-32T1 A3
6.434%, 8/25/35(l)		$94,604	49,201
Series 2006-45T1 1A16
6.000%, 2/25/37		228,294	98,110
Series 2006-OA11 A1B
5.814%, 9/25/46(l)		252,141	231,525
Series 2006-OA12 A1B
5.629%, 9/20/46(l)		69,597	69,141
Series 2006-OA3 1A1
5.834%, 5/25/36(l)		29,411	24,789
American Home Mortgage Assets Trust,
Series 2006-5
6.700%, 6/25/36(e)		476,974	70,616
Banc of America Funding Trust,
Series 2005-D A1
4.646%, 5/25/35(l)		5,481	5,020
Series 2007-2 1A2
6.000%, 3/25/37		59,141	44,992
Banc of America Mortgage Trust,
Series 2003-D 2A4
5.354%, 5/25/33(l)		2,205	1,779
BCAP LLC Trust,
Series 2007-AA2 12A1
5.854%, 5/25/47(l)		55,865	52,003
Series 2011-RR5 12A1
4.534%, 3/26/37(e)§		11,826	11,380
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
4.398%, 5/25/35(l)		19,747	18,457
Series 2005-7 22A1
4.598%, 9/25/35(l)		18,853	11,390
Series 2006-3 35A1
3.969%, 5/25/36(l)		46,110	22,809
Bear Stearns ARM Trust,
Series 2002-11 1A1
4.482%, 2/25/33(l)		66	64
Series 2002-11 1A2
3.250%, 2/25/33(l)		166	122
Series 2003-1 6A1
4.500%, 4/25/33(l)		620	607
Series 2003-8 2A1
3.900%, 1/25/34(l)		3,916	3,663
Series 2004-1 12A5
4.180%, 4/25/34(l)		7,870	7,108
Series 2004-10 22A1
5.125%, 1/25/35(l)		3,012	2,473
Series 2004-10 23A1
3.816%, 1/25/35(l)		1,197	1,103
Series 2004-3 1A1
4.749%, 7/25/34(l)		8,083	7,308
Series 2004-8 2A1
4.706%, 11/25/34(l)		23,659	22,259
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.710%, 1/26/36(l)		24,016	17,259
Series 2007-R6 2A1
4.335%, 12/26/46(l)		23,997	17,433
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
3.928%, 1/25/36(l)		32,230	28,467
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
3.861%, 11/25/34(l)		15,854	14,135
Series 2004-HYB9 1A1
3.856%, 2/20/35(l)		3,385	3,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-HYB9 3A2A
7.884%, 2/20/36(l)		$2,366	$1,996
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
7.780%, 10/25/35(l)		1,959	1,804
Series 2009-7 5A2
5.500%, 12/25/35§		54,418	28,307
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
3.921%, 5/25/35(l)		5,498	5,235
Series 2005-6 A2
5.988%, 9/25/35(l)		48,059	46,982
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
5.734%, 3/25/37(l)		97,456	85,625
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
5.934%, 2/25/35(l)		3,068	2,906
Eurosail-UK plc,
Series 2007-1X A3C
5.477%, 3/13/45(l)(m)	GBP	5,061	6,161
Series 2007-2X A3C
5.467%, 3/13/45(l)(m)		10,584	12,792
FHLMC,
Series 2248 FB
5.928%, 9/15/30(l)		$54	54
Series 2266 F
5.878%, 11/15/30(l)		1	1
Series 3360 FC
6.148%, 5/15/37(l)		4,197	4,150
Series 4989 FA
4.588%, 8/15/40(l)		221,997	213,168
Series 4989 FB
4.866%, 10/15/40(l)		170,678	163,429
FHLMC Structured Pass- Through Certificates,
Series T-63 1A1
5.826%, 2/25/45(l)		3,019	2,854
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
4.583%, 8/25/35(l)		33,105	28,824
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
4.727%, 10/25/35(l)		23,420	21,636
FNMA,
Series 2003-25 KP
5.000%, 4/25/33		7,001	6,783
Series 2004-W2 5AF
5.779%, 3/25/44(l)		7,022	6,971
Series 2005-79 NF
5.839%, 9/25/35(l)		4,648	4,555
Series 2006-118 A1
5.462%, 12/25/36(l)		2,941	2,847
Series 2006-5 3A2
4.780%, 5/25/35(l)		2,356	2,387
Series 2007-42 AF
5.679%, 5/25/37(l)		435	420
Series 2007-73 A1
5.462%, 7/25/37(l)		7,928	7,681
Series 2015-58 AI
1.552%, 8/25/55 IO(l)		179,720	6,064
GNMA,
Series 2015-H18 FB
6.032%, 7/20/65(l)		313,995	311,506
Series 2015-H19 FK
6.032%, 8/20/65(l)		220,313	218,374
Series 2016-H02 FH
6.432%, 1/20/66(l)		84,914	84,407
Series 2016-H14 FA
6.232%, 6/20/66(l)		123,193	122,593
Series 2016-H17 FC
6.262%, 8/20/66(l)		382,602	380,700
Series 2016-H17 FM
4.329%, 8/20/66(l)		712	694
Series 2016-H20 PT
6.133%, 9/20/66(l)		435,552	443,898
Series 2016-H22 FA
5.142%, 10/20/66(l)		220,662	220,306
Series 2017-H10 FB
6.464%, 4/20/67(l)		286,905	285,704
Series 2018-38 WF
5.744%, 10/20/43(l)		156,072	145,966
Series 2023-H02 FA
6.214%, 1/20/73(l)		306,839	305,965
Great Hall Mortgages No. 1plc,
Series 2007-2A AC
5.802%, 6/18/39(l)§		32,662	32,358
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.353%, 9/25/35(l)		18,182	16,822
Series 2005-AR7 6A1
4.043%, 11/25/35(l)		5,163	4,499
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
6.942%, 10/19/35(l)		53,229	34,788
Series 2005-14 4A1A
4.555%, 12/19/35(l)		63,620	33,114
Series 2005-2 2A1A
5.882%, 5/19/35(l)		6,593	6,004
Series 2005-4 3A1
4.188%, 7/19/35(l)		24,737	17,763
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
5.774%, 1/25/37(l)		49,247	43,537
Series 2006-AR9 2A1
3.396%, 6/25/36(l)		178,618	122,012
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,522	4,778
Series 2006-A3 6A1
4.732%, 8/25/34(l)		21,475	20,448
Series 2006-A6 1A4L
4.169%, 10/25/36(l)		46,636	33,986
Landmark Mortgage Securities No. 3 plc,
Series 3 A
5.639%, 4/17/44(l)(m)	GBP	484,096	568,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
5.882%, 10/25/59(e)§		$549,645	$546,444
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
5.366%, 1/25/47(l)		6,634	6,541
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
4.198%, 4/25/35(l)		33,602	29,326
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
4.627%, 7/25/35(l)		47,671	39,149
MortgageIT Trust,
Series 2005-5 A2
6.054%, 12/25/35(l)		26,690	25,278
Prime Mortgage Trust,
Series 2004-CL1 1A2
5.834%, 2/25/34(l)		826	762
Series 2006-CL1 A1
5.934%, 2/25/35(l)		21,552	21,190
RALI Trust,
Series 2005-QA13 2A1
4.959%, 12/25/35(l)		7,773	6,595
Series 2006-QS12 1A1
6.500%, 9/25/36		152,359	67,551
Series 2006-QS13 1A10
6.000%, 9/25/36		10,547	7,662
Series 2007-QA3 A1
5.634%, 5/25/37(l)		170,615	152,211
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.872%, 10/25/39(l)§		599,148	601,355
Residential Asset Securitization Trust,
Series 2005-A11 1A1
5.500%, 10/25/35(l)		37,070	21,782
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		48,537	34,852
Ripon Mortgages plc,
Series 1RA A
5.909%, 8/28/56(l)§	GBP	1,738,742	2,112,446
STARM Mortgage Loan Trust,
Series 2007-1 2A1
4.061%, 2/25/37(l)		$22,953	19,267
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
5.834%, 4/25/47(l)		31,924	26,939
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
5.942%, 7/19/35(l)		21,804	19,498
Series 2006-AR6 1A3
5.814%, 7/25/46(l)		666,595	493,914
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
6.102%, 9/19/32(l)		325	309
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
7.481%, 3/25/37(l)		26,755	21,527
Series 2007-3 3A1
7.431%, 6/25/47(l)		177,533	146,894
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
4.624%, 5/20/36(l)		8,334	7,857
WaMu Mortgage Pass- Through Certificates Trust,
Series 2005-AR13 A1A1
6.014%, 10/25/45(l)		2,740	2,539
Series 2005-AR6 1A1A
5.934%, 2/25/45(l)		195,504	181,106
Series 2006-AR16 3A3
3.624%, 12/25/36(l)		11,271	9,515
Series 2007-HY5 2A1
3.318%, 5/25/37(l)		75,972	57,904
Series 2007-HY7 4A2
4.554%, 7/25/37(l)		43,252	39,305
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
6.142%, 12/21/49(l)§	GBP	414,125	502,431
Series 3A B
6.842%, 12/21/49(l)§		100,000	121,169
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
6.240%, 10/25/36(l)		$325,713	293,768

Total Collateralized Mortgage Obligations			10,882,144

Commercial Mortgage-Backed Securities (7.9%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	498,691
AREIT Trust,
Series 2021-CRE5 A
6.525%, 11/17/38(l)§		531,526	522,462
Beast Mortgage Trust,
Series 2021-SSCP A
6.196%, 4/15/36(l)§		500,000	488,123
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	714,353
BIG Commercial Mortgage Trust,
Series 2022-BIG A
6.674%, 2/15/39(l)§		700,000	688,821
Business Mortgage Finance 7 plc,
Series 7X A1
6.339%, 2/15/41(l)(m)	GBP	2,525	3,079
BX Trust,
Series 2021-ARIA A
6.346%, 10/15/36(l)§		$900,000	877,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54	$177,788	$170,476
Citigroup Commercial Mortgage Trust,
Series 2013-375P A
3.251%, 5/10/35§	479,067	445,245
CLNC Ltd.,
Series 2019-FL1 A
6.692%, 8/20/35(l)§	17,237	17,111
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51	700,000	645,248
Series 2021-2400 A
6.747%, 12/15/38(l)§	800,000	746,937
DBWF Mortgage Trust,
Series 2018-GLKS A
6.504%, 12/19/30(l)§	100,000	99,313
DC Office Trust,
Series 2019-MTC A
2.965%, 9/15/45§	1,300,000	1,021,198
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	760,686
Extended Stay America Trust,
Series 2021-ESH A
6.526%, 7/15/38(l)§	760,390	757,776
FNMA ACES,
Series 2020-M33 X2
2.349%, 1/25/31 IO(l)	1,861,472	151,937
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	400,000	274,115
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50	150,200	147,646
Series 2016-GS3 WMB
3.722%, 10/10/49(l)§	100,000	80,815
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§	600,000	472,472
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
6.562%, 11/15/38(l)§	800,000	784,997
Series 2021-NYAH A
6.207%, 6/15/38(l)§	700,000	682,498
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.297%, 7/15/36(l)§	243,267	240,574
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48	19,152	18,845
Series 2015-C27 ASB
3.557%, 12/15/47	112,187	109,714
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.509%, 4/5/42(l)§	800,000	601,697
Series 2021-230P A
6.616%, 12/15/38(l)§	800,000	748,558
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§	700,000	600,258
New Orleans Hotel Trust,
Series 2019-HNLA A
6.369%, 4/15/32(l)§	500,000	480,005
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.542%, 11/15/38(l)§	400,000	355,984
ONE Mortgage Trust,
Series 2021-PARK A
6.146%, 3/15/36(l)§	700,000	663,246
PFP Ltd.,
Series 2021-8 A
6.446%, 8/9/37(l)§	437,968	431,672
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.634%, 11/25/36(l)§	685,801	677,076
Series 2023-FL11 A
7.694%, 10/25/39(l)§	651,049	651,049
STWD Mortgage Trust,
Series 2021-LIH A
6.305%, 11/15/36(l)§	1,200,000	1,169,243
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
6.492%, 11/11/34(l)§	324,032	321,020
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52	800,000	737,148
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§	900,000	671,152

Total Commercial Mortgage-Backed Securities		19,529,017

Corporate Bonds (26.7%)
Communication Services (0.5%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29	800,000	652,864

Wireless Telecommunication Services (0.2%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§	262,500	258,492
5.152%, 3/20/28§	360,000	354,692

		613,184

Total Communication Services		1,266,048

Consumer Discretionary (1.6%)
Automobiles (1.2%)
Hyundai Capital America
5.800%, 6/26/25§	400,000	397,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§	$600,000	$589,718
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§	800,000	695,592
2.750%, 3/9/28§	800,000	668,391
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	800,000	689,718

		3,041,394

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc.
3.700%, 12/1/29	700,000	605,154
Expedia Group, Inc.
3.250%, 2/15/30	500,000	422,902

		1,028,056

Total Consumer Discretionary		4,069,450

Consumer Staples (0.1%)
Food Products (0.1%)
JDE Peet’s NV
2.250%, 9/24/31§	400,000	297,168

Total Consumer Staples		297,168

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Boardwalk Pipelines LP
3.400%, 2/15/31	600,000	497,759
ONEOK Partners LP
6.850%, 10/15/37	800,000	807,950
Sabine Pass Liquefaction LLC
4.200%, 3/15/28	100,000	93,000

Total Energy		1,398,709

Financials (12.8%)
Banks (8.3%)
Banco Santander SA
2.746%, 5/28/25	700,000	659,331
Bank of America Corp.
4.125%, 1/22/24(x)	200,000	198,921
(SOFR + 0.91%), 0.981%, 9/25/25(k)	2,900,000	2,748,564
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	1,400,000	1,392,528
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	700,000	529,576
BNP Paribas SA
(CME Term SOFR 3 Month + 2.50%), 4.705%, 1/10/25(k)§	700,000	696,769
3.500%, 11/16/27§	300,000	272,980
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26(k)§	2,300,000	2,079,051
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§	1,000,000	910,106
HSBC USA, Inc.
5.625%, 3/17/25	500,000	496,999
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(y)	300,000	225,243
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)	700,000	695,338
(SOFR + 1.85%), 2.083%, 4/22/26(k)	100,000	93,804
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)	900,000	752,644
Lloyds Bank plc
0.000%, 4/2/32(e)(m)	600,000	358,356
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 6.271%, 2/20/26(k)	400,000	400,222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)(x)	200,000	189,434
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29(k)	300,000	295,496
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§	400,000	385,558
Norinchukin Bank (The)
5.430%, 3/9/28§	600,000	593,383
Royal Bank of Canada
4.900%, 1/12/28	300,000	289,844
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)	500,000	487,417
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)	700,000	542,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		$300,000	$299,637
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.214%, 3/23/25(k)§		300,000	292,001
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)§		700,000	687,173
(SOFR + 0.93%), 6.270%, 11/23/25(k)§		800,000	796,952
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	296,851
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27(x)§		1,600,000	1,449,794
5.500%, 3/9/28§		500,000	494,956
UniCredit SpA
7.830%, 12/4/23§		900,000	901,588

			20,512,852

Capital Markets (1.9%)
Brookfield Finance I UK plc
2.340%, 1/30/32		700,000	522,924
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24		300,000	295,293
(CME Term SOFR 3 Month + 1.43%), 6.796%, 5/15/26(k)(x)		300,000	300,799
Lazard Group LLC
4.500%, 9/19/28		700,000	651,690
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	832,613
Stifel Financial Corp.
4.000%, 5/15/30		900,000	761,058
UBS Group AG
4.125%, 4/15/26§		600,000	569,731
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		500,000	493,460
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§		200,000	191,450
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		300,000	262,567

			4,881,585

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
2.875%, 8/14/24		300,000	291,296
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,184,717
American Honda Finance Corp.
5.000%, 5/23/25		600,000	592,959
Ford Motor Credit Co. LLC
5.584%, 3/18/24		700,000	694,750

			2,763,722

Financial Services (0.8%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 9.152%, 1/28/29(k)(m)	EUR	700,000	728,974
Global Payments, Inc.
2.900%, 5/15/30		$700,000	573,501
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	1	—
NTT Finance Corp.
4.142%, 7/26/24§		$300,000	295,601
4.239%, 7/25/25§		400,000	389,208
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1	—

			1,987,284

Insurance (0.7%)
First American Financial Corp.
4.000%, 5/15/30		$700,000	592,266
Manulife Financial Corp.
3.703%, 3/16/32(x)		1,100,000	956,967
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	119,671

			1,668,904

Total Financials			31,814,347

Industrials (0.3%)
Marine Transportation (0.3%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		$700,000	663,259

Total Industrials			663,259

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
3.137%, 11/15/35§		215,000	156,434
3.187%, 11/15/36§		46,000	32,904
NXP BV
5.350%, 3/1/26		500,000	492,670
5.000%, 1/15/33		1,400,000	1,279,376

			1,961,384

Software (0.2%)
VMware, Inc.
4.700%, 5/15/30		500,000	460,299

Total Information Technology			2,421,683

Real Estate (4.7%)
Diversified REITs (0.8%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	910,659
Goodman US Finance
Three LLC (REIT)
3.700%, 3/15/28§		$500,000	447,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
HAT Holdings I LLC (REIT)
3.375%, 6/15/26(x)§		$400,000	$354,500
STORE Capital Corp. (REIT)
2.700%, 12/1/31		500,000	341,022

			2,054,170

Health Care REITs (0.3%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	183,758
Welltower OP LLC (REIT)
2.750%, 1/15/31		800,000	643,458

			827,216

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31		300,000	230,406

Office REITs (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		200,000	192,545
4.500%, 7/30/29		200,000	185,011
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		800,000	718,281
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	88,589
Kilroy Realty LP (REIT)
2.500%, 11/15/32		1,700,000	1,157,388

			2,341,814

Residential REITs (0.1%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	336,099

Retail REITs (0.4%)
Federal Realty OP LP (REIT)
3.500%, 6/1/30(x)		900,000	765,489
Realty Income Corp. (REIT)
4.625%, 11/1/25		200,000	195,392

			960,881

Specialized REITs (2.0%)
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	787,171
1.875%, 10/15/30		400,000	302,597
EPR Properties (REIT)
3.600%, 11/15/31		800,000	593,138
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	826,250
2.500%, 5/15/31		800,000	624,483
3.900%, 4/15/32		1,200,000	1,025,325
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		700,000	683,524

			4,842,488

Total Real Estate			11,593,074

Utilities (5.1%)
Electric Utilities (3.9%)
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		500,000	469,641
Edison International
3.550%, 11/15/24(x)		500,000	486,432
Enel Finance International NV
1.875%, 7/12/28§		2,300,000	1,906,816
5.000%, 6/15/32§		700,000	631,587
Florida Power & Light Co.
5.050%, 4/1/28		100,000	98,618
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,773,400
Northern States Power Co.
2.600%, 6/1/51		1,400,000	795,726
4.500%, 6/1/52		700,000	566,862
Pacific Gas and Electric Co.
6.700%, 4/1/53		1,100,000	1,027,010
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,261,164
SCE Recovery Funding LLC
Series A-1
4.697%, 6/15/40		400,000	372,246
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	281,186

			9,670,688

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,249,169
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	474,000

			1,723,169

Multi-Utilities (0.5%)
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	893,127
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	488,153

			1,381,280

Total Utilities			12,775,137

Total Corporate Bonds			66,298,875

Foreign Government Securities (1.2%)
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	548,952
Mexican Udibonos
4.000%, 11/30/28	MXN	315,005	16,965
2.750%, 11/27/31		3,307,556	159,351
Province of Quebec
3.750%, 9/1/24	CAD	200,000	145,224
Republic of Philippines
5.500%, 1/17/48(x)		$600,000	563,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of South Africa
10.500%, 12/21/26	ZAR	28,300,000	$1,537,590

Total Foreign Government Securities			2,971,224

Mortgage-Backed Securities (46.1%)
FHLMC
4.500%, 4/1/29		$11,721	11,474
6.000%, 1/1/37		34,810	35,486
4.000%, 1/1/41		26,672	24,784
3.500%, 3/1/48		63,366	55,459
FHLMC UMBS
3.500%, 2/1/49		19,596	17,109
3.500%, 7/1/49		55,053	48,216
3.500%, 2/1/50		14,402	12,575
3.500%, 4/1/50		20,700	18,100
3.500%, 6/1/52		992,711	854,832
3.000%, 7/1/52		2,189,869	1,815,186
4.500%, 8/1/52		287,587	264,446
3.500%, 9/1/52		987,058	849,656
3.500%, 10/1/52		991,738	853,684
4.000%, 10/1/52		318,453	284,019
3.500%, 11/1/52		983,477	846,572
4.000%, 11/1/52		448,860	400,325
3.500%, 1/1/53		972,787	837,371
4.000%, 2/1/53		4,779,290	4,259,516
4.000%, 4/1/53		44,769	39,900
5.000%, 6/1/53		5,842,012	5,516,414
5.000%, 7/1/53		5,281,333	4,988,221
4.500%, 8/1/53		1,752,428	1,610,872
5.500%, 8/1/53		793,013	767,683
FNMA
5.240%, 5/1/38(l)		100,522	101,556
FNMA UMBS
4.500%, 1/1/34		14,425	14,088
5.500%, 4/1/34		19,309	19,301
5.500%, 5/1/34		40,954	40,933
5.500%, 3/1/38		23,295	23,397
5.000%, 8/1/39		32,876	32,383
4.500%, 12/1/41		6,529	6,248
4.500%, 7/1/44		38,040	35,791
3.500%, 2/1/48		9,567	8,361
3.500%, 11/1/48		11,475	10,025
3.500%, 5/1/52		1,971,672	1,699,056
3.500%, 6/1/52		995,068	856,862
3.500%, 7/1/52		98,460	84,847
4.500%, 7/1/52		10,287,507	9,462,939
3.500%, 8/1/52		1,984,459	1,708,835
3.500%, 11/1/52		995,441	856,872
3.500%, 12/1/52		985,395	848,224
3.500%, 1/1/53		1,982,649	1,706,656
3.500%, 2/1/53		995,063	856,391
3.500%, 4/1/53		988,555	850,944
4.000%, 7/1/53		996,929	888,818
4.500%, 7/1/53		994,049	914,063
5.000%, 7/1/53		690,605	653,511
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 10/25/53 TBA		600,000	476,437
3.500%, 10/25/53 TBA		9,800,000	8,431,828
3.000%, 11/25/53 TBA		40,200,000	33,309,471
4.000%, 11/25/53 TBA		5,800,000	5,171,516
5.000%, 11/25/53 TBA		9,000,000	8,497,969
5.500%, 11/25/53 TBA		11,200,000	10,828,125
GNMA
3.000%, 7/15/45		5,324	4,601
3.000%, 8/15/45		42,689	36,891
4.500%, 1/20/49		215,340	201,627
5.000%, 1/20/49		2,970	2,860
5.000%, 2/20/49		37,654	36,253
5.000%, 7/20/49		1,115,141	1,076,108

Total Mortgage-Backed Securities			114,165,687

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,125,248
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	727,123
University of Michigan
3.504%, 4/1/52		900,000	647,525

Total Municipal Bonds			2,499,896

Supranational (0.2%)
European Investment Bank
3.750%, 2/14/33		500,000	464,006

Total Supranational			464,006

U.S. Treasury Obligations (23.3%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	8,267,308
1.875%, 2/15/41		3,100,000	1,997,297
2.250%, 5/15/41		800,000	548,231
2.375%, 2/15/42		300,000	207,077
3.125%, 2/15/42		500,000	391,283
3.250%, 5/15/42		5,900,000	4,698,169
3.875%, 2/15/43		2,300,000	2,000,105
3.875%, 5/15/43(z)		1,200,000	1,042,448
4.375%, 8/15/43		1,200,000	1,118,626
3.375%, 5/15/44		1,400,000	1,115,478
3.125%, 8/15/44		2,100,000	1,601,939
2.875%, 8/15/45		600,000	433,924
3.000%, 8/15/48(z)		13,200,000	9,630,139
2.875%, 5/15/49		900,000	640,813
2.250%, 8/15/49		800,000	497,009
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS		1,595,532	1,156,966
1.375%, 2/15/44 TIPS		131,165	109,376
0.750%, 2/15/45 TIPS		649,075	470,354
0.875%, 2/15/47 TIPS		253,272	184,107
1.000%, 2/15/49 TIPS		121,482	89,416
0.250%, 2/15/50 TIPS		118,902	69,733
0.125%, 2/15/52 TIPS		109,813	60,035
1.500%, 2/15/53 TIPS		617,028	508,754
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS		917,084	908,550
0.500%, 4/15/24 TIPS		484,824	476,426
0.125%, 7/15/24 TIPS		1,158,669	1,132,103
0.125%, 10/15/24 TIPS		2,382,960	2,310,138
0.250%, 1/15/25 TIPS		2,065,008	1,986,456
1.250%, 4/15/28 TIPS		815,312	775,380
0.125%, 7/15/31 TIPS		1,710,825	1,452,983
0.125%, 1/15/32 TIPS		441,108	369,631
0.625%, 7/15/32 TIPS		1,999,028	1,742,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Notes
2.500%, 4/30/24(t)(v)(w)		$10,000,000	$9,827,741

Total U.S. Treasury Obligations			57,820,236

Total Long-Term Debt Securities (125.9%) (Cost $343,330,557)			312,171,728

SHORT-TERM INVESTMENTS:
Commercial Paper (1.6%)
AT&T, Inc.
5.95%, 3/19/24(n)(p)§		700,000	680,749
Fidelity National Information Services, Inc.
5.96%, 10/11/23(n)(p)§		500,000	499,091
5.93%, 10/12/23(n)(p)§		500,000	499,014
Haleon UK Capital plc
5.89%, 10/27/23(n)(p)		500,000	497,803
Intercontinental Exchange, Inc.
6.08%, 10/16/23(n)(p)§		500,000	498,653
Keurig Dr Pepper, Inc.
7.17%, 10/3/23(n)(p)§		600,000	599,642
Southern California Edison Co.
8.51%, 10/2/23(n)(p)§		600,000	599,717

Total Commercial Paper			3,874,669

Foreign Government Treasury Bills (0.6%)
Federative Republic of Brazil
0.00%, 1/1/24(p)	BRL	2,000,000	386,920
Japan Treasury Bill
(0.18)%, 10/30/23(p)	JPY	180,000,000	1,204,674

Total Foreign Government Treasury Bills			1,591,594

	Number of Shares		Value (Note 1)
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)		200,000	200,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)		1,100,000	1,100,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)		739,899	739,899

Total Investment Companies			2,039,899

	Principal Amount		Value (Note 1)
U.S. Treasury Obligation (0.9%)
U.S. Treasury Bills
5.15%, 11/21/23(p)(w)		$2,300,000	2,283,030

Total Short-Term Investments (3.9%) (Cost $9,882,539)			9,789,192

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Call Interest Rate Swaptions Purchased Payable (0.0%)†
11 Years, March 2024 @3.85% v.1 Day SOFR 03/04/2024 at USD 3.85, European Style Notional Amount: USD 600,000 Counterparty: Bank of America*		600,000	24,543

Put Options Purchased (0.0%)†
Foreign Exchange Currency Options (0.0%)†
Foreign Exchange GBP/USD 09/26/2024 at GBP 1.20, American Style Notional Amount: GBP 700,000 Counterparty: Goldman Sachs Bank USA*		700,000	21,355

Total Options Purchased (0.0%)† (Cost $37,468)			45,898

Total Investments in Securities (129.8%) (Cost $353,250,564)			322,006,818

Other Assets Less Liabilities (-29.8%)			(74,018,976)

Net Assets (100%)			$247,987,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $75,464,039 or 30.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $3,239,571 or 1.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $702,683.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $41,277.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $2,658,475.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $1,999,995. This was collateralized by cash of $2,039,899 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBR — MarketVector™ Bitcoin Benchmark Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

CORRA — Canadian Overnight Repo Rate Average

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

THB — Thailand Baht

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Brazil	0.2
Canada	0.8
Cayman Islands	6.3
China	0.7
Denmark	0.6
France	0.5
Germany	0.2
Ireland	1.3
Italy	1.4
Ivory Coast	0.3
Japan	3.1
Jersey	0.3
Mexico	0.1
Netherlands	1.2
Philippines	0.2
South Africa	0.6
Spain	0.3
Supranational	0.2
Switzerland	0.6
United Kingdom	2.8
United States	107.9
Cash and Other	(29.8)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	12	12/2023	USD	2,432,531	(8,266)
3 Month SOFR	59	3/2024	USD	13,946,125	(226,063)
3 Month SOFR	109	9/2024	USD	25,837,087	(7,463)

					(241,792)

Short Contracts
30 Day Federal Funds	(19)	10/2023	USD	(7,495,545)	(2,245)
Euro-Bund	(60)	12/2023	EUR	(8,160,278)	207,184
Japan 10 Year Bond	(4)	12/2023	JPY	(3,880,086)	28,737
U.S. Treasury 5 Year Note	(14)	12/2023	USD	(1,475,031)	9,278
U.S. Treasury 10 Year Note	(22)	12/2023	USD	(2,377,375)	34,187
U.S. Treasury 10 Year Ultra Note	(90)	12/2023	USD	(10,040,625)	212,919
3 Month SOFR	(109)	12/2024	USD	(25,912,025)	13,275

					503,335

					261,543

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	340,867	USD	48,268	Bank of America	10/3/2023	51
USD	102,378	DKK	700,968	Bank of America	10/3/2023	3,012
USD	339	THB	12,110	Citibank NA	10/20/2023	6
USD	1,302,503	JPY	180,000,000	HSBC Bank plc	10/30/2023	92,132
USD	623,969	CAD	837,555	Citibank NA	11/15/2023	6,948
USD	83,078	CAD	112,000	JPMorgan Chase Bank	11/15/2023	568
USD	4,775,384	EUR	4,341,699	Barclays Bank plc	11/15/2023	176,593
USD	810,591	GBP	636,248	Citibank NA	11/15/2023	34,107
USD	5,458,203	GBP	4,280,114	JPMorgan Chase Bank	11/15/2023	234,703
USD	59,001	MXN	1,023,546	Goldman Sachs Bank USA	12/14/2023	993
USD	364,445	TWD	11,526,479	JPMorgan Chase Bank**	12/20/2023	3,796
USD	121,717	TWD	3,815,098	Morgan Stanley**	12/20/2023	2,347
USD	394,760	BRL	2,000,000	Goldman Sachs Bank USA**	1/3/2024	1,366
USD	2,321	IDR	35,764,289	Goldman Sachs Bank USA**	3/20/2024	8

Total unrealized appreciation						556,630

USD	75,048	MXN	1,330,000	Bank of America	10/16/2023	(1,100)
THB	43,286,871	USD	1,213,197	Bank of America	10/20/2023	(22,666)
USD	1,403,684	ZAR	26,964,000	Morgan Stanley	10/20/2023	(18,304)
USD	48,268	DKK	340,336	Bank of America	11/2/2023	(54)
USD	50,898	DKK	359,434	JPMorgan Chase Bank	11/2/2023	(135)
AUD	5,579,000	USD	3,639,871	JPMorgan Chase Bank	11/15/2023	(47,360)
EUR	119,000	USD	127,702	Morgan Stanley	11/15/2023	(1,656)
GBP	206,000	USD	260,781	Citibank NA	11/15/2023	(9,376)
JPY	235,750,747	USD	1,645,414	Citibank NA	11/15/2023	(56,184)
IDR	1,004,254,306	USD	65,246	Morgan Stanley**	3/20/2024	(301)
TWD	15,140,018	USD	479,722	HSBC Bank plc**	3/20/2024	(397)
USD	21,576	CNY	155,892	Bank of America**	3/26/2024	(148)

Total unrealized depreciation						(157,681)

Net unrealized appreciation						398,949

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Written Call Options Contracts as of September 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Years, November 2023 @2.15% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	2.15	11/20/2023	– #

Written Put Options Contracts as of September 30, 2023 (Note 1):
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Years, March 2024 @5.10% v.1 Day SOFR	Bank of America	5,000,000	USD	(5,000,000)	USD	5.10	3/4/2024	(14,971)
2 Years, November 2023 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	3.65	11/20/2023	(41,245)
3 Month SOFR	Exchange Traded	17	USD	(4,250,000)	USD	96.75	12/15/2023	(93,500)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(62,901)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(62,901)
Foreign Exchange GBP/USD	Goldman Sachs Bank USA	1,400,000	GBP	(1,400,000)	GBP	1.10	9/26/2024	(12,930)

								(288,448)

Total Written Options Contracts (Premiums Received ($119,507))								(288,448)

#	Value is less than 0.5.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2024	0.84	USD	200,000	3,181	3,033	6,214
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.02	EUR	200,000	(2,037)	1,882	(155)
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.02	EUR	600,000	(5,228)	4,762	(466)
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	1.02	USD	200,000	(84)	(21)	(105)
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	1.07	USD	100,000	(247)	(58)	(305)

Total Centrally Cleared Credit default swap contracts outstanding							(4,415)	9,598	5,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

OTC Credit default swap contracts outstanding - sell protection as of September 30, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	2.00	USD	1,600,000	(48,851)	2,499	(46,352)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	2.00	USD	1,700,000	(49,752)	503	(49,249)

								(98,603)	3,002	(95,601)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2023 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	700,000	21,076	21,671	42,747
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	400,000	11,058	13,369	24,427
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	300,000	7,587	10,733	18,320
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	800,000	24,144	24,710	48,854
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	100,000	1,515	1,147	2,662
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	95,000,000	27,083	65,503	92,586
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	1,300,000	23,994	10,616	34,610
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	11,000,000	3,475	7,246	10,721
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,257	14,260	18,517
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	700,000	10,475	8,161	18,636
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	700,000	9,990	8,646	18,636
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	50,000,000	(2,697)	59,819	57,122
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	800,000	11,257	10,041	21,298
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	700,000	9,904	8,732	18,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	—	343,851	343,851
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	1,300,000	227,549	304,586	532,135
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	300,000	25,314	33,104	58,418
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	70,000,000	3,988	75,982	79,970
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	478,798	193,050	671,848
1 day SOFR Annual	3.50 annually	Receive	9/20/2025	USD	1,800,000	39,227	11,590	50,817
1 day SOFR Annual	3.50 annually	Receive	9/20/2025	USD	1,200,000	19,031	14,847	33,878
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY	19,000,000	—	26,254	26,254
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	2,000,000	353,271	465,398	818,669
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	900,000	177,737	190,664	368,401
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	100,000	20,033	20,901	40,934
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	600,000	50,404	66,432	116,836
1 day TONAR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(109,590)	208,073	98,483
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	25,100,000	6,046	18,416	24,462
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	300,000	60,195	62,606	122,801
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	29,000,000	7,069	21,194	28,263
1 day SOFR Annual	4.60 annually	Receive	7/17/2025	USD	1,700,000	(201)	16,699	16,498
1 day SOFR Annual	3.50 annually	Receive	9/20/2025	USD	1,200,000	22,701	11,177	33,878
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	1,300,000	19,011	15,599	34,610
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	1,200,000	19,624	12,324	31,948
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	1,900,000	28,190	22,394	50,584
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	1,300,000	18,160	16,450	34,610
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	700,000	146,419	140,115	286,534
1 day SOFR Annual	3.50 annually	Receive	9/20/2025	USD	3,100,000	68,367	19,151	87,518
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,456	14,061	18,517
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	12,000,000	3,464	8,231	11,695
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	1,200,000	21,992	9,956	31,948
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY	18,000,000	—	14,388	14,388
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	18,000,000	10,449	19,520	29,969
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	19,000,000	11,303	20,331	31,634
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	—	44,928	44,928
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	700,000	10,589	8,047	18,636

						1,906,714	2,714,973	4,621,687

6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	505,000	(5,518)	(10,181)	(15,699)
6 month BBR Semi- Annual	4.50 semi-annually	Pay	9/20/2033	AUD	300,000	(2,110)	(1,750)	(3,860)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	1,800,000	(30,179)	(25,778)	(55,957)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	495,000	(5,139)	(10,249)	(15,388)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	500,000	(5,009)	(10,535)	(15,544)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	1,700,000	(28,318)	(24,530)	(52,848)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	800,000	(13,477)	(11,393)	(24,870)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	800,000	(12,970)	(11,900)	(24,870)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	500,000	(5,783)	(9,761)	(15,544)
6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	500,000	—	(28,705)	(28,705)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	500,000	(5,966)	(9,578)	(15,544)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	500,000	(6,057)	(9,487)	(15,544)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	780,000	(8,329)	(15,919)	(24,248)
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	2,020,000	(19,147)	(43,649)	(62,796)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	—	(217,041)	(217,041)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	100,000	(803)	(486)	(1,289)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,000,000	(10,120)	(4,714)	(14,834)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(7,268)	(6,083)	(13,351)
1 day SOFR Annual	2.85 annually	Pay	8/29/2027	USD	6,600,000	—	(395,851)	(395,851)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,100,000	(11,054)	(5,264)	(16,318)
1 day SOFR At Termination	4.50 at termination	Pay	7/18/2024	USD	5,600,000	(39,433)	(13,917)	(53,350)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Pay	9/20/2025	CAD	6,100,000	(91,725)	(13,613)	(105,338)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Pay	9/20/2025	CAD	400,000	(5,961)	(945)	(6,906)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,800,000	(14,477)	(12,225)	(26,702)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,400,000	(12,010)	(8,758)	(20,768)
1 day SOFR Annual	1.79 annually	Pay	5/3/2027	USD	2,600,000	—	(270,378)	(270,378)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,400,000	(12,073)	(8,695)	(20,768)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(9,750)	(3,601)	(13,351)
1 day SOFR At Termination	4.50 at termination	Pay	7/18/2024	USD	900,000	(6,273)	(2,301)	(8,574)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(9,783)	(3,568)	(13,351)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,700,000	(16,778)	(8,439)	(25,217)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	800,000	(8,426)	(3,442)	(11,868)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(9,456)	(3,895)	(13,351)
1 day REPO_CORRA Semi-Annual	4.75 semi-annually	Pay	7/14/2025	CAD	3,800,000	343	(16,100)	(15,757)
1 day REPO_CORRA Semi-Annual	4.82 semi-annually	Pay	7/13/2025	CAD	1,500,000	—	(4,759)	(4,759)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,000,000	(9,845)	(4,989)	(14,834)
1 day SOFR Annual	3.65 annually	Pay	7/10/2033	USD	100,000	—	(5,297)	(5,297)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,700,000	(19,893)	(5,325)	(25,218)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	900,000	(8,952)	(4,399)	(13,351)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Pay	9/20/2025	CAD	1,600,000	(17,974)	(9,656)	(27,630)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Pay	9/20/2025	CAD	800,000	(14,389)	574	(13,815)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Pay	9/20/2025	CAD	1,600,000	(21,691)	(5,939)	(27,630)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	1,600,000	(18,564)	(5,171)	(23,735)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.76 annually	Pay	8/23/2033	USD	500,000	—	(21,250)	(21,250)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Pay	9/20/2025	CAD	900,000	(15,979)	437	(15,542)

						(540,336)	(1,288,505)	(1,828,841)

Total Centrally Cleared Interest rate swap contracts outstanding						1,366,378	1,426,468	2,792,846

(1)	Value of floating rate index at September 30, 2023 was as follows:

Floating Rate Index	Value
1 day REPO_CORRA CAD	1.06%
1 day SOFR USD	5.31%
1 day TONAR JPY	(0.06)%
6 month BBR AUD	419.46%
6 month EURIBOR EUR	4.13%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$37,540,643	$—	$37,540,643
Centrally Cleared Credit Default Swaps	—	9,677	—	9,677
Collateralized Mortgage Obligations	—	10,882,144	—	10,882,144
Commercial Mortgage-Backed Securities	—	19,529,017	—	19,529,017
Corporate Bonds
Communication Services	—	1,266,048	—	1,266,048
Consumer Discretionary	—	4,069,450	—	4,069,450
Consumer Staples	—	297,168	—	297,168
Energy	—	1,398,709	—	1,398,709
Financials	—	31,814,347	—	31,814,347
Industrials	—	663,259	—	663,259
Information Technology	—	2,421,683	—	2,421,683
Real Estate	—	11,593,074	—	11,593,074
Utilities	—	12,775,137	—	12,775,137
Foreign Government Securities	—	2,971,224	—	2,971,224
Forward Currency Contracts	—	556,630	—	556,630
Futures	505,580	—	—	505,580
Mortgage-Backed Securities	—	114,165,687	—	114,165,687
Municipal Bonds	—	2,499,896	—	2,499,896
Options Purchased
Call Options Purchased	—	24,543	—	24,543
Put Options Purchased	—	21,355	—	21,355
OTC Credit Default Swaps	—	3,002	—	3,002
OTC Interest Rate Swaps	—	2,715,984	—	2,715,984
Short-Term Investments
Commercial Paper	—	3,874,669	—	3,874,669
Foreign Government Treasury Bills	—	1,591,594	—	1,591,594
Investment Companies	2,039,899	—	—	2,039,899
U.S. Treasury Obligation	—	2,283,030	—	2,283,030
Supranational	—	464,006	—	464,006
U.S. Treasury Obligations	—	57,820,236	—	57,820,236

Total Assets	$2,545,479	$323,252,212	$—	$325,797,691

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(79)	$—	$(79)
Forward Currency Contracts	—	(157,681)	—	(157,681)
Futures	(244,037)	—	—	(244,037)
Options Written
Call Options Written	—	—	—	—
Put Options Written	(93,500)	(194,948)	—	(288,448)
OTC Interest Rate Swaps	—	(1,289,516)	—	(1,289,516)

Total Liabilities	$(337,537)	$(1,642,224)	$—	$(1,979,761)

Total	$2,207,942	$321,609,988	$—	$323,817,930

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,561,324
Aggregate gross unrealized depreciation	(35,389,309)

Net unrealized depreciation	$(30,827,985)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$355,909,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (25.3%)
Ally Auto Receivables Trust,
Series 2023-1 A2
5.760%, 11/15/26	$4,100,000	$4,105,918
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-2A A
3.350%, 9/22/25§	4,188,000	4,102,085
Series 2019-3A A
2.360%, 3/20/26§	3,000,000	2,861,575
BA Credit Card Trust,
Series 2020-A1 A1
0.340%, 5/15/26	3,000,000	2,968,616
Series 2021-A1 A1
0.440%, 9/15/26	3,000,000	2,917,468
Series 2022-A2 A2
5.000%, 4/15/28	2,800,000	2,771,954
Bank of America Auto Trust,
Series 2023-1A A2
5.830%, 5/15/26§	5,000,000	5,007,548
BMW Vehicle Lease Trust,
Series 2023-1 A2
5.270%, 2/25/25	3,190,169	3,185,266
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5
6.027%, 7/15/27(l)	4,300,000	4,311,865
Capital One Prime Auto Receivables Trust,
Series 2022-2 A2B
5.963%, 9/15/25(l)	2,595,414	2,596,863
CarMax Auto Owner Trust,
Series 2022-4 A2B
6.213%, 12/15/25(l)	5,072,769	5,080,038
Series 2023-2 A2B
6.163%, 6/15/26(l)	4,000,000	4,007,712
Carvana Auto Receivables Trust,
Series 2023-P4 A2
6.230%, 1/11/27§	4,000,000	4,000,712
Chase Auto Owner Trust,
Series 2023-AA A2
5.900%, 3/25/27§	6,000,000	5,999,457
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
6.058%, 4/22/26(l)	4,000,000	4,009,602
Series 2017-A6 A6
6.218%, 5/14/29(l)	4,000,000	4,017,449
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
5.514%, 1/25/37(l)	31,160	20,717
Citizens Auto Receivables Trust,
Series 2023-2 A2A
6.090%, 10/15/26§	2,300,000	2,306,081
CNH Equipment Trust,
Series 2023-B A2
5.900%, 2/16/27	4,000,000	4,004,367
Daimler Trucks Retail Trust,
Series 2023-1 A2
6.030%, 9/15/25	2,200,000	2,204,372
Dell Equipment Finance Trust,
Series 2023-2 A2
5.840%, 1/22/29§	4,100,000	4,106,294
DLLAA LLC,
Series 2023-1A A1
5.631%, 8/20/24§	1,907,931	1,908,464
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
6.159%, 4/25/39(l)§	193,955	193,319
Enterprise Fleet Financing LLC,
Series 2022-1 A2
3.030%, 1/20/28§	2,455,095	2,407,184
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	5,208,576	4,728,579
Ford Credit Auto Lease Trust,
Series 2023-B A2B
5.903%, 2/15/26(l)	4,700,000	4,702,256
GM Financial Automobile Leasing Trust,
Series 2022-3 A2B
6.024%, 10/21/24(l)	1,759,059	1,759,634
Series 2023-1 A2A
5.270%, 6/20/25	4,879,964	4,870,524
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2 A2A
5.100%, 5/18/26	4,000,000	3,984,231
GSAA Home Equity Trust,
Series 2007-6 A4
6.034%, 5/25/47(l)	75,968	48,409
Harley-Davidson Motorcycle Trust,
Series 2023-A A2A
5.320%, 6/15/26	5,051,085	5,037,726
Hyundai Auto Lease Securitization Trust,
Series 2021-C A3
0.380%, 9/16/24§	2,855,287	2,838,762
Series 2023-A A2B
5.953%, 4/15/25(l)§	2,673,899	2,675,641
Series 2023-C A2B
5.914%, 3/16/26(l)§	2,500,000	2,499,987
Hyundai Auto Receivables Trust,
Series 2023-A A2A
5.190%, 12/15/25	3,000,000	2,994,894
Kubota Credit Owner Trust,
Series 2023-1A A2
5.400%, 2/17/26§	4,000,000	3,985,889
LAD Auto Receivables Trust,
Series 2023-2A A2
5.930%, 6/15/27§	1,918,753	1,912,614
Series 2023-3A A2
6.090%, 6/15/26§	900,000	901,146
LCCM Trust,
Series 2021-FL2 A
6.647%, 12/13/38(l)§	11,957,996	11,769,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LL ABS Trust,
Series 2021-1A A
1.070%, 5/15/29§	$77,869	$76,327
Massachusetts Educational Financing Authority,
Series 2008-1 A1
6.563%, 4/25/38(l)	51,518	50,546
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	1,093,362	989,098
Series 2020-GA A
1.170%, 9/16/69§	880,766	775,092
Series 2020-IA A1B
6.447%, 4/15/69(l)§	3,007,353	2,956,176
Series 2021-FA A
1.110%, 2/18/70§	8,449,586	7,050,372
Navient Student Loan Trust,
Series 2017-5A A
6.229%, 7/26/66(l)§	2,163,809	2,148,979
Nelnet Student Loan Trust,
Series 2005-3 A5
5.623%, 12/24/35(l)	1,445,938	1,423,581
Series 2013-5A A
6.059%, 1/25/37(l)§	762,620	752,037
Series 2016-1A A
6.229%, 9/25/65(l)§	3,504,474	3,473,219
Series 2019-2A A
6.329%, 6/27/67(l)§	704,346	696,009
Nissan Auto Lease Trust,
Series 2021-A A3
0.520%, 8/15/24	1,054,847	1,052,432
Series 2023-A A2A
5.100%, 3/17/25	3,744,042	3,733,851
Nissan Auto Receivables Owner Trust,
Series 2023-A A2B
5.963%, 2/17/26(l)	6,300,000	6,305,862
Northstar Education Finance, Inc.,
Series 2012-1 A
6.129%, 12/26/31(l)§	136,416	136,487
PHEAA Student Loan Trust,
Series 2016-2A A
6.379%, 11/25/65(l)§	1,261,284	1,261,284
PRET LLC,
Series 2021-NPL3 A1
1.868%, 7/25/51(e)§	5,428,340	4,946,877
Series 2021-NPL6 A1
2.487%, 7/25/51(e)§	1,893,593	1,776,418
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1
1.992%, 2/25/61(e)§	1,061,795	984,686
SLM Student Loan Trust,
Series 2004-10 A7B
5.916%, 10/25/29(l)§	511,845	509,637
Series 2005-7 A4
5.466%, 10/25/29(l)	182,768	182,312
Series 2010-1 A
5.829%, 3/25/25(l)	1,484,387	1,449,626
Series 2012-3 A
6.079%, 12/27/38(l)	4,119,814	4,086,733
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	959,203	932,478
Series 2020-PTA A2A
1.600%, 9/15/54§	1,073,827	942,432
Tesla Auto Lease Trust,
Series 2021-B A2
0.360%, 9/22/25§	183,598	183,133
Series 2023-A A2
5.860%, 8/20/25§	4,000,000	4,003,634
Series 2023-B A2
6.020%, 9/22/25§	2,500,000	2,506,517
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,208,321
Toyota Auto Receivables Owner Trust,
Series 2023-A A2
5.050%, 1/15/26	3,571,053	3,559,332
Toyota Lease Owner Trust,
Series 2023-B A2B
5.864%, 4/20/26(l)§	3,500,000	3,499,978
United States Small Business Administration,
Series 2004-20C 1
4.340%, 3/1/24	466	460
Series 2005-20B 1
4.625%, 2/1/25	2,224	2,181
Series 2008-20G 1
5.870%, 7/1/28	278,917	275,994
Series 2008-20H 1
6.020%, 8/1/28	247,992	243,062
Volkswagen Auto Lease Trust,
Series 2023-A A2B
5.730%, 1/20/26(l)	2,500,000	2,499,983
World Omni Auto Receivables Trust,
Series 2023-A A2A
5.180%, 7/15/26	3,641,006	3,627,747

Total Asset- Backed Securities		208,107,135

Collateralized Mortgage Obligations (10.7%)
Alternative Loan Trust,
Series 2005-61 2A1
5.994%, 12/25/35(l)	5,109	4,481
Series 2005-62 2A1
5.626%, 12/25/35(l)	21,417	17,539
Series 2006-OA22 A1
5.754%, 2/25/47(l)	99,210	88,069
Series 2007-OA7 A1A
5.794%, 5/25/47(l)	23,008	19,278
American Home Mortgage Assets Trust,
Series 2006-1 2A1
5.624%, 5/25/46(l)	1,238,088	1,013,005
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	630,642	492,753
BCAP LLC Trust,
Series 2006-AA2 A1
5.774%, 1/25/37(l)	129,670	118,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.598%, 9/25/35(l) $	$305,379	$184,492
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.250%, 2/25/33(l)	577	423
Series 2003-3 3A2
4.717%, 5/25/33(l)	7,797	7,256
Series 2003-8 2A1
3.900%, 1/25/34(l)	544	509
Series 2003-8 4A1
4.827%, 1/25/34(l)	2,312	2,223
Series 2004-10 15A1
6.237%, 1/25/35(l)	9,319	9,337
Series 2004-10 21A1
4.104%, 1/25/35(l)	186,618	167,166
Series 2007-3 1A1
3.881%, 5/25/47(l)	573,790	507,539
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11
5.500%, 11/25/35	54,518	26,771
Series 2005-3 1A2
6.014%, 4/25/35(l)	39,659	35,714
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
6.980%, 5/25/35(l)	685	661
Series 2005-11 A2A
7.780%, 10/25/35(l)	28,717	26,446
Series 2005-12 2A1
6.234%, 8/25/35(l)§	64,604	61,812
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
6.150%, 9/25/35(l)	2,118	2,102
Series 2005-6 A2
5.988%, 9/25/35(l)	5,679	5,552
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
5.823%, 3/25/32(l)§	217	199
CSMC Trust,
Series 2019-RP10 A1
3.064%, 12/26/59(l)§	653,062	644,895
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-AR2 7A1
3.358%, 10/25/35(l)	784	996
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
5.534%, 10/25/36(l)	402	309
FHLMC,
Series 2142 Z
6.500%, 4/15/29	902	892
Series 2411 FJ
5.778%, 12/15/29(l)	266	263
Series 3222 FN
5.828%, 9/15/36(l)	7,508	7,358
Series 3241 FM
5.808%, 11/15/36(l)	4,026	3,941
Series 3245 NF
5.908%, 11/15/36(l)	137,902	134,107
Series 330 F4
5.053%, 10/15/37 STRIPS(l)	1,757,619	1,715,179
Series 343 F4
5.543%, 10/15/37 STRIPS(l)	506,361	495,408
Series 3807 FM
5.928%, 2/15/41(l)	157,264	154,459
Series 3850 FC
5.848%, 4/15/41(l)	130,148	127,390
Series 3898 TF
5.928%, 7/15/39(l)	10,993	10,746
Series 3927 FH
5.878%, 9/15/41(l)	138,941	135,057
Series 4283 JF
5.828%, 12/15/43(l)	1,268,611	1,231,079
Series 4367 GF
4.781%, 3/15/37(l)	1,254,177	1,205,325
Series 4615 AF
4.824%, 10/15/38(l)	456,993	445,390
Series 4678 AF
4.773%, 12/15/42(l)	1,891,422	1,825,681
Series 4774 BF
5.728%, 2/15/48(l)	1,797,471	1,713,299
Series 4779 WF
4.850%, 7/15/44(l)	1,955,288	1,873,203
Series 4875 F
5.878%, 4/15/49(l)	1,165,350	1,123,513
Series 4906 WF
4.722%, 12/15/38(l)	845,865	808,906
Series 4913 FC
4.725%, 6/15/44(l)	1,501,328	1,437,219
Series 4948 E
2.500%, 10/25/48	430,529	368,743
Series 5115 EM
1.000%, 9/15/44	5,666,949	4,688,249
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	2,046	2,059
Series T-62 1A1
5.826%, 10/25/44(l)	104,744	94,357
Series T-63 1A1
5.826%, 2/25/45(l)	136,216	128,759
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
6.440%, 6/25/34(l)	16,736	15,507
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
5.466%, 8/25/35(l)	20,435	14,195
FNMA,
Series 2003-W8 3F2
5.779%, 5/25/42(l)	7,365	7,310
Series 2005-38 F
5.729%, 5/25/35(l)	11,484	11,270
Series 2006-118 A2
5.462%, 12/25/36(l)	46,324	44,932
Series 2006-5 3A2
4.780%, 5/25/35(l)	19,631	19,886
Series 2007-109 GF
6.109%, 12/25/37(l)	333,954	329,501
Series 2007-84 FN
5.929%, 8/25/37(l)	121,065	118,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2010-74 AF
5.969%, 7/25/37(l)	$105,641	$104,208
Series 2014-42 FA
4.890%, 7/25/44(l)	508,419	493,559
Series 2014-86 PA
2.000%, 12/25/44	199,714	170,581
Series 2015-64 KF
4.783%, 9/25/45(l)	1,962,395	1,907,800
Series 2016-11 AF
5.130%, 3/25/46(l)	1,495,152	1,449,810
Series 2016-84 DF
5.110%, 11/25/46(l)	434,654	420,717
Series 2016-97 CF
4.921%, 12/25/56(l)	968,278	936,713
Series 2017-108 AF
5.729%, 1/25/48(l)	858,418	829,272
Series 2019-41 FD
5.929%, 8/25/59(l)	796,465	769,601
Series 2019-53 FA
4.849%, 9/25/49(l)	1,752,745	1,685,910
Series 2019-60 WF
4.934%, 10/25/59(l)	932,525	907,862
Series 2020-22 FA
5.829%, 4/25/50(l)	3,506,144	3,360,211
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	1,305,875	1,041,755
GNMA,
Series 2012-H08 FC
6.002%, 4/20/62(l)	583,714	581,355
Series 2012-H12 FA
5.982%, 4/20/62(l)	606,495	603,820
Series 2012-H12 FB
6.482%, 2/20/62(l)	651,047	652,649
Series 2013-H13 FT
5.830%, 5/20/63(l)	360,486	359,166
Series 2015-H04 FA
4.296%, 12/20/64(l)	881,264	871,694
Series 2015-H32 FA
4.610%, 12/20/65(l)	2,014,633	1,996,294
Series 2016-H14 FA
6.232%, 6/20/66(l)	1,642,566	1,634,571
Series 2016-H17 FK
6.282%, 7/20/66(l)	397,532	395,660
Series 2016-H20 PT
6.133%, 9/20/66(l)	1,935,788	1,972,881
Series 2017-H07 FG
5.892%, 2/20/67(l)	3,331,842	3,313,444
Series 2018-H18 FC
5.782%, 8/20/65(l)	1,187,483	1,180,619
Series 2019-54 KF
5.864%, 5/20/44(l)	1,367,135	1,295,042
Series 2019-90 F
5.889%, 7/20/49(l)	1,371,187	1,324,474
Series 2020-17 EU
2.500%, 10/20/49	229,679	197,154
Series 2020-63 PF
5.839%, 4/20/50(l)	4,936,446	4,740,459
Series 2021-122 FA
3.000%, 7/20/51(l)	11,646,965	9,655,921
Series 2021-H09 FG
6.814%, 6/20/71(l)	1,303,741	1,333,584
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
5.974%, 11/25/45(l)	6,221	5,302
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	4,598,570	4,111,772
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
5.000%, 2/25/52(l)§	2,088,274	1,896,780
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.353%, 9/25/35(l)	6,952	6,432
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
5.882%, 5/19/35(l)	4,590	4,180
Series 2006-1 2A1A
5.922%, 3/19/36(l)	38,560	33,214
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
3.913%, 12/25/34(l)	20,195	18,991
Series 2006-AR14 1A1A
0.346%, 11/25/46(l)(r)	1,801	—
JP Morgan Mortgage Trust,
Series 2021-12 A11
5.000%, 2/25/52(l)§	805,804	734,494
Legacy Mortgage Asset Trust,
Series 2021-SL2 A
1.875%, 10/25/68(e)§	729,339	671,563
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
5.387%, 11/21/34(l)	7,907	7,353
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	142,929	135,563
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
6.147%, 11/15/31(l)	4,318	4,064
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
5.934%, 11/25/35(l)	11,450	10,626
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	872,254	787,452
Mill City Mortgage Loan Trust,
Series 2017-2 A1
2.750%, 7/25/59(l)§	40,727	40,445
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
5.887%, 12/15/30(l)	1,330	1,240
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	1,205,022	1,061,959
RALI Trust,
Series 2005-QO1 A1
5.734%, 8/25/35(l)	7,491	5,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
5.774%, 6/25/35(l)§ $	$7,357	$6,720
Sequoia Mortgage Trust,
Series 10 2A1
6.199%, 10/20/27(l)	418	398
Series 2003-4 2A1
6.139%, 7/20/33(l)	222,331	200,502
Series 2005-2 A2
6.369%, 3/20/35(l)	153,784	142,747
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	367,116	338,409
Series 2021-2 A1
0.943%, 5/25/65(l)§	2,963,283	2,603,611
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
6.379%, 2/25/34(l)	8,392	7,807
Series 2004-19 2A1
6.026%, 1/25/35(l)	7,790	6,452
Series 2005-17 3A1
4.669%, 8/25/35(l)	21,272	18,109
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
6.102%, 10/19/34(l)	8,927	8,252
Series 2005-AR5 A1
5.942%, 7/19/35(l)	19,374	17,233
Series 2005-AR5 A2
5.942%, 7/19/35(l)	16,707	15,845
Series 2006-AR4 2A1
5.814%, 6/25/36(l)	4,052	3,889
Series 2006-AR5 1A1
5.854%, 5/25/36(l)	275,063	176,940
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	928,999	879,251
Series 2019-HY2 A1
6.434%, 5/25/58(l)§	514,822	518,941
Series 2019-HY3 A1A
6.434%, 10/25/59(l)§	565,749	564,779
Series 2020-1 A1
2.710%, 1/25/60(l)§	1,931,134	1,774,789
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	610,555	563,868
Verus Securitization Trust,
Series 2023-5 A1
6.476%, 6/25/68(e)§	953,307	947,558
WaMu Mortgage Pass- Through Certificates Trust,
Series 2002-AR17 1A
5.826%, 11/25/42(l)	922	840
Series 2002-AR2 A
4.140%, 2/27/34(l)	563	523
Series 2003-AR1 A5
4.014%, 3/25/33(l)	75,908	70,868
Series 2004-AR1 A
4.279%, 3/25/34(l)	131,430	127,375
Series 2005-AR13 A1A1
6.014%, 10/25/45(l)	20,920	19,382
Series 2005-AR15 A1A1
5.954%, 11/25/45(l)	8,263	7,440
Series 2006-AR15 2A
6.126%, 11/25/46(l)	9,260	7,929
Series 2006-AR3 A1A
5.626%, 2/25/46(l)	11,825	10,250
Series 2006-AR7 3A
5.674%, 7/25/46(l)	48,735	39,249

Total Collateralized Mortgage Obligations		88,534,174

Commercial Mortgage-Backed Securities (4.4%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
6.262%, 9/15/34(l)§	1,000,000	972,500
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
6.580%, 3/15/34(l)§	1,300,000	1,271,977
BCP Trust,
Series 2021-330N A
6.246%, 6/15/38(l)§	4,500,000	3,982,440
Beast Mortgage Trust,
Series 2021-1818 A
6.497%, 3/15/36(l)§	2,500,000	2,227,886
BWAY Mortgage Trust,
Series 2021-1450 A
6.697%, 9/15/36(l)§	2,500,000	2,345,524
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	2,473,666	2,369,191
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	1,235,593	1,189,313
CSMC Trust,
Series 2017-CHOP A
6.194%, 7/15/32(l)§	3,543,501	3,419,873
DBCG Mortgage Trust,
Series 2017-BBG A
8.500%, 6/15/34(l)§	5,000,000	4,915,100
Extended Stay America Trust,
Series 2021-ESH A
6.526%, 7/15/38(l)§	6,653,413	6,630,540
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
6.830%, 12/15/31(l)§	317,452	277,250
LMREC LLC,
Series 2021-CRE4 A
6.488%, 4/22/37(l)§	788,460	788,423
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	3,440,254	3,305,359
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A
6.384%, 7/25/36(l)§	2,120,773	2,081,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	$291,223	$285,806
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF
6.007%, 8/15/47(l)§	130,773	130,982

Total Commercial Mortgage- Backed Securities		36,194,007

Corporate Bonds (35.4%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(CME Term SOFR 3 Month + 1.44%), 6.852%, 6/12/24(k)	1,800,000	1,810,632

Entertainment (0.1%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25(x)	900,000	869,148

Media (1.2%)
Charter Communications Operating LLC
(CME Term SOFR 3 Month + 1.91%), 7.284%, 2/1/24(k)	10,066,000	10,096,299

Total Communication Services		12,776,079

Consumer Discretionary (4.2%)
Automobiles (2.5%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.38%), 5.727%, 8/12/24(k)§	3,000,000	2,997,793
Hyundai Capital America
3.400%, 6/20/24(x)§	600,000	588,624
1.000%, 9/17/24§	1,000,000	952,671
(SOFR + 1.15%), 6.505%, 8/4/25(k)§	1,200,000	1,200,419
Nissan Motor Acceptance Co. LLC
1.050%, 3/8/24§	2,919,000	2,847,306
Volkswagen Group of America Finance LLC
0.875%, 11/22/23§	5,000,000	4,966,334
(SOFR + 0.93%), 6.254%, 9/12/25(k)(x)§	7,000,000	7,004,050

		20,557,197

Hotels, Restaurants & Leisure (1.7%)
Hyatt Hotels Corp.
1.300%, 10/1/23	2,300,000	2,299,987
Marriott International, Inc.
Series Z
4.150%, 12/1/23(x)	12,100,000	12,063,980

		14,363,967

Total Consumer Discretionary		34,921,164

Consumer Staples (1.9%)
Consumer Staples Distribution & Retail (0.3%)
7-Eleven, Inc.
0.800%, 2/10/24§	2,000,000	1,961,808
0.800%, 2/10/24(m)	573,000	562,058

		2,523,866

Personal Care Products (0.2%)
Haleon US Capital LLC
3.024%, 3/24/24	1,200,000	1,182,660

Tobacco (1.4%)
BAT Capital Corp.
2.789%, 9/6/24	12,000,000	11,650,015

Total Consumer Staples		15,356,541

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Energy Transfer LP
4.500%, 11/1/23	6,500,000	6,487,617
4.500%, 4/15/24	1,500,000	1,486,052
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	700,000	698,630

Total Energy		8,672,299

Financials (14.6%)
Banks (2.6%)
Bank of America Corp.
(SOFR + 0.73%), 0.810%, 10/24/24(k)	4,000,000	3,986,294
(CME Term SOFR 3 Month + 1.35%), 3.093%, 10/1/25(k)	2,000,000	1,934,434
Series 2025
(SOFR + 0.66%), 6.013%, 2/4/25(k)	2,300,000	2,297,546
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.26%), 4.023%, 12/5/24(k)	5,000,000	4,979,194
(CME Term SOFR 3 Month + 1.42%), 3.220%, 3/1/25(k)	1,100,000	1,084,916
Santander Holdings USA, Inc.
3.500%, 6/7/24	3,000,000	2,938,980
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25(k)	4,400,000	4,221,199

		21,442,563

Capital Markets (3.0%)
Ameriprise Financial, Inc.
4.000%, 10/15/23	1,500,000	1,498,895
Cantor Fitzgerald LP
4.875%, 5/1/24§	4,726,000	4,653,823
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 6.796%, 5/15/26(k)	6,685,000	6,702,810
(SOFR + 0.79%), 6.115%, 12/9/26(k)(x)	1,800,000	1,773,702
Morgan Stanley
(SOFR + 0.47%), 5.815%, 11/10/23(k)	500,000	499,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.46%), 5.816%, 1/25/24(k)	$7,500,000	$7,478,372
(SOFR + 0.53%), 0.790%, 5/30/25(k)	2,500,000	2,401,511

		25,008,488

Consumer Finance (3.4%)
Ally Financial, Inc.
5.125%, 9/30/24	4,300,000	4,246,041
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.62%), 5.948%, 6/7/24(k)	6,800,000	6,802,233
General Motors Financial Co., Inc.
(SOFR + 1.20%), 6.544%, 11/17/23(k)	1,500,000	1,499,670
3.950%, 4/13/24	6,800,000	6,712,492
Toyota Motor Credit Corp.
(SOFR + 0.38%), 5.696%, 2/22/24(k)	2,612,000	2,611,912
(SOFR + 0.62%), 5.940%, 6/13/24(k)	5,000,000	5,005,476
(SOFR + 0.52%), 5.840%, 8/22/24(k)	1,000,000	1,000,324

		27,878,148

Insurance (5.6%)
Athene Global Funding
0.950%, 1/8/24§	1,025,000	1,010,294
(United States SOFR Compounded Index + 0.70%), 6.039%, 5/24/24(k)§	7,300,000	7,256,465
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	9,734,299
(SOFR + 0.50%), 5.823%, 9/13/24(k)§	900,000	881,486
Jackson National Life Global Funding
(SOFR + 1.15%), 6.462%, 6/28/24(k)§	3,100,000	3,101,218
Metropolitan Life Global Funding I
(SOFR + 0.32%), 5.696%, 1/7/24(k)§	550,000	549,848
(SOFR + 0.32%), 5.696%, 1/7/24(k)(m)	200,000	199,997
New York Life Global Funding
(SOFR + 0.48%), 5.805%, 6/9/26(k)§	11,000,000	10,907,805
Pacific Life Global Funding II
(SOFR + 0.62%), 5.950%, 6/4/26(k)§	13,000,000	12,711,795

		46,353,207

Total Financials		120,682,406

Health Care (2.2%)
Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
(United States SOFR Compounded Index + 0.26%), 5.593%, 12/1/23(k)	805,000	803,993

Health Care Providers & Services (0.8%)
HCA, Inc.
5.000%, 3/15/24	6,500,000	6,466,191

Life Sciences Tools & Services (0.9%)
Revvity, Inc.
0.850%, 9/15/24	8,000,000	7,603,928

Pharmaceuticals (0.4%)
Bayer US Finance II LLC
(CME Term SOFR 3 Month + 1.27%), 6.681%, 12/15/23(k)§	3,300,000	3,297,804

Total Health Care		18,171,916

Industrials (2.7%)
Aerospace & Defense (1.0%)
Boeing Co. (The)
1.433%, 2/4/24	8,500,000	8,363,245

Ground Transportation (0.3%)
Norfolk Southern Corp.
3.850%, 1/15/24	328,000	326,572
Penske Truck Leasing Co. LP
3.900%, 2/1/24§	2,000,000	1,985,763

		2,312,335

Machinery (1.4%)
CNH Industrial Capital LLC
4.200%, 1/15/24	6,000,000	5,973,030
Daimler Truck Finance North America LLC
1.125%, 12/14/23§	2,000,000	1,979,557
(SOFR + 0.60%), 5.921%, 12/14/23(k)§	3,500,000	3,489,398

		11,441,985

Total Industrials		22,117,565

Information Technology (2.0%)
Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc.
3.250%, 9/8/24	4,000,000	3,893,052
TD SYNNEX Corp.
1.250%, 8/9/24	3,700,000	3,538,984

		7,432,036

Software (0.6%)
VMware, Inc.
1.000%, 8/15/24	5,500,000	5,270,296

Technology Hardware, Storage & Peripherals (0.5%)
NetApp, Inc.
3.300%, 9/29/24	4,000,000	3,893,350

Total Information Technology		16,595,682

Materials (1.3%)
Containers & Packaging (1.3%)
Berry Global, Inc.
4.875%, 7/15/26§	10,981,000	10,505,413

Total Materials		10,505,413

Real Estate (0.6%)
Specialized REITs (0.6%)
American Tower Corp. (REIT)
0.600%, 1/15/24	5,000,000	4,921,528

Total Real Estate		4,921,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (3.3%)
Electric Utilities (2.3%)
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 0.40%), 5.756%, 11/3/23(k)	$2,231,000	$2,230,910
(United States SOFR Compounded Index + 1.02%), 6.337%, 3/21/24(k)	5,100,000	5,100,305
Pacific Gas and Electric Co.
3.750%, 2/15/24	400,000	396,130
3.250%, 2/16/24	3,000,000	2,964,540
3.400%, 8/15/24	800,000	779,538
Southern Co. (The)
Series 21-A
0.600%, 2/26/24	8,000,000	7,824,202

		19,295,625

Multi-Utilities (1.0%)
DTE Energy Co.
4.220%, 11/1/24(e)	8,300,000	8,131,636

Total Utilities		27,427,261

Total Corporate Bonds		292,147,854

Mortgage-Backed Securities (0.1%)
FHLMC
4.350%, 1/1/34(l)	1,697	1,712
4.051%, 11/1/35(l)	4,225	4,276
7.205%, 7/1/36(l)	130,178	131,723
5.481%, 9/1/36(l)	48,008	48,148
5.027%, 10/1/36(l)	62,656	63,233
FNMA
5.471%, 11/1/34(l)	49,942	50,776
3.709%, 1/1/35(l)	2,079	2,087
5.752%, 7/1/35(l)	6,484	6,548
3.978%, 12/1/35(l)	13,925	14,080
3.795%, 3/1/36(l)	9,560	9,582
4.210%, 3/1/36(l)	16,953	17,176
5.826%, 3/1/44(l)	53,478	52,842
5.826%, 7/1/44(l)	478	473
5.826%, 10/1/44(l)	3,789	3,743

Total Mortgage-Backed Securities		406,399

U.S. Government Agency Securities (10.0%)
FHLB
5.650%, 5/28/25	8,100,000	8,084,721
1.000%, 3/23/26	17,550,000	15,896,825
1.020%, 2/24/27(z)	30,000,000	26,314,359
FHLMC
5.680%, 4/3/25	8,000,000	7,989,710
5.730%, 4/3/25	8,100,000	8,092,372
5.520%, 5/28/25	8,000,000	7,979,210
5.800%, 7/3/25	8,000,000	7,990,313

Total U.S. Government Agency Securities		82,347,510

U.S. Treasury Obligation (0.6%)
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS(z)	5,004,216	4,851,289

Total U.S. Treasury Obligation		4,851,289

Total Long-Term Debt Securities (86.5%) (Cost $733,248,989)		712,588,368

SHORT-TERM INVESTMENTS:
Commercial Paper (17.9%)
Ameren Corp.
5.77%, 10/25/23(n)(p)	8,300,000	8,266,857
American Electric Power Co., Inc.
5.78%, 10/23/23(n)(p)§	5,700,000	5,679,028
Arrow Electronics, Inc.
7.66%, 10/3/23(n)(p)	4,500,000	4,497,128
6.24%, 10/25/23(n)(p)	2,200,000	2,190,509
6.23%, 10/26/23(n)(p)	6,100,000	6,072,666
AT&T, Inc.
5.64%, 11/21/23(n)(p)§	3,600,000	3,570,929
AutoNation, Inc.
6.31%, 10/11/23(n)(p)§	1,900,000	1,896,344
Conagra Brands, Inc.
6.17%, 10/19/23(n)(p)	7,800,000	7,774,702
Crown Castle, Inc.
7.64%, 10/3/23(n)(p)§	2,000,000	1,998,728
6.90%, 10/5/23(n)(p)§	1,700,000	1,698,373
6.15%, 10/17/23(n)(p)§	2,050,000	2,044,062
6.14%, 10/18/23(n)(p)§	250,000	249,235
6.05%, 11/2/23(n)(p)§	6,400,000	6,364,695
Discovery Communications LLC
6.44%, 10/16/23(n)(p)§	7,400,000	7,378,873
Energy Transfer LP
7.17%, 10/4/23(n)(p)	2,100,000	2,098,328
Fidelity National Information Services, Inc.
5.96%, 10/11/23(n)(p)§	2,400,000	2,395,637
Global Payments, Inc.
6.68%, 10/10/23(n)(p)	3,300,000	3,293,884
6.65%, 10/11/23(n)(p)	4,800,000	4,790,266
6.51%, 10/16/23(n)(p)	2,100,000	2,093,939
6.30%, 10/25/23(n)(p)	2,200,000	2,190,409
Humana, Inc.
5.91%, 10/23/23(n)(p)§	5,000,000	4,981,193
5.89%, 10/25/23(n)(p)	5,300,000	5,278,392
Intercontinental Exchange, Inc.
6.08%, 10/16/23(n)(p)§	4,400,000	4,388,151
5.96%, 10/25/23(n)(p)§	3,900,000	3,883,916
L3Harris Technologies, Inc.
8.14%, 10/2/23(n)(p)	2,100,000	2,099,051
Marathon Oil Corp.
6.34%, 10/6/23(n)(p)§	5,500,000	5,494,193
5.90%, 10/13/23(n)(p)§	2,700,000	2,694,260
Oracle Corp.
5.71%, 11/8/23(n)(p)§	8,300,000	8,249,001
Quanta Services, Inc.
6.39%, 10/10/23(n)(p)	6,900,000	6,887,778
Sempra
5.83%, 10/18/23(n)(p)§	8,300,000	8,275,894
Targa Resources Corp.
5.65%, 10/11/23(n)(p)§	1,100,000	1,098,104
5.47%, 10/23/23(n)(p)§	7,200,000	7,174,925
5.46%, 10/27/23(n)(p)§	2,000,000	1,991,847
Walgreens Boots Alliance, Inc.
8.82%, 10/2/23(n)(p)§	4,100,000	4,097,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
7.84%, 10/3/23(n)(p)§	$4,200,000	$4,197,258
6.46%, 10/13/23(n)(p)§	400,000	399,069

Total Commercial Paper		147,735,617

	Number of Shares	Value (Note 1)
Investment Companies (0.5%)
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	1,700,000	1,700,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	202,435	202,435
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		3,902,435

Total Short-Term Investments (18.4%) (Cost $151,679,907)		151,638,052

Total Investments in Securities (104.9%) (Cost $884,928,896)		864,226,420
Other Assets Less Liabilities (-4.9%)		(40,134,020)

Net Assets (100%)		$824,092,400

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $343,587,376 or 41.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $762,055 or 0.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $3,820,100. This was collateralized by cash of $3,902,435 which was subsequently invested in investment companies.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

CME — Chicago Mercantile Exchange

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(214)	12/2023	USD	(43,380,141)	194,428
U.S. Treasury 5 Year Note	(730)	12/2023	USD	(76,912,344)	409,906
U.S. Treasury 10 Year Note	(2)	12/2023	USD	(216,125)	2,872
U.S. Treasury 10 Year Ultra Note	(66)	12/2023	USD	(7,363,125)	155,149
U.S. Treasury Ultra Bond	(15)	12/2023	USD	(1,780,312)	137,555
3 Month SOFR	(166)	3/2025	USD	(39,595,150)	151,981

					1,051,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$208,107,135	$—		$208,107,135
Collateralized Mortgage Obligations	—	88,534,174	—	(a)	88,534,174
Commercial Mortgage-Backed Securities	—	36,194,007	—		36,194,007
Corporate Bonds
Communication Services	—	12,776,079	—		12,776,079
Consumer Discretionary	—	34,921,164	—		34,921,164
Consumer Staples	—	15,356,541	—		15,356,541
Energy	—	8,672,299	—		8,672,299
Financials	—	120,682,406	—		120,682,406
Health Care	—	18,171,916	—		18,171,916
Industrials	—	22,117,565	—		22,117,565
Information Technology	—	16,595,682	—		16,595,682
Materials	—	10,505,413	—		10,505,413
Real Estate	—	4,921,528	—		4,921,528
Utilities	—	27,427,261	—		27,427,261
Futures	1,051,891	—	—		1,051,891
Mortgage-Backed Securities	—	406,399	—		406,399
Short-Term Investments
Commercial Paper	—	147,735,617	—		147,735,617
Investment Companies	3,902,435	—	—		3,902,435
U.S. Government Agency Securities	—	82,347,510	—		82,347,510
U.S. Treasury Obligation	—	4,851,289	—		4,851,289

Total Assets	$4,954,326	$860,323,985	$—		$865,278,311

Total Liabilities	$—	$—	$—		$—

Total	$4,954,326	$860,323,985	$—		$865,278,311

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,535,680
Aggregate gross unrealized depreciation	(24,863,275)

Net unrealized depreciation	$(22,327,595)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$887,605,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.4%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$337,855	$281,091
ACM Auto Trust,
Series 2023-1A A
6.610%, 1/22/30§		111,597	111,439
ACREC Ltd.,
Series 2021-FL1 A
6.595%, 10/16/36(l)§		778,665	766,901
Affirm Asset Securitization Trust,
Series 2021-Z1 A
1.070%, 8/15/25§		21,863	21,665
Series 2021-Z2 A
1.170%, 11/16/26§		26,215	25,423
Series 2022-X1 A
1.750%, 2/15/27§		33,202	32,475
AGL CLO 12 Ltd.,
Series 2021-12A A1
6.748%, 7/20/34(l)§		398,434	394,970
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		546,904	518,688
Series 2017-1 AA
3.300%, 1/15/30§		446,400	388,955
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		567,099	484,682
Series 2021-1 A
2.875%, 7/11/34		757,101	622,095
American Credit Acceptance Receivables Trust,
Series 2023-3 A
6.000%, 3/12/27§		128,492	128,551
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR
6.747%, 7/22/32(l)§		700,000	695,870
Aqueduct European CLO DAC,
Series 2017-1A AR
4.345%, 7/20/30(l)§	EUR	591,628	620,048
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
6.763%, 1/15/37(l)§		$800,000	791,000
Ares XL CLO Ltd.,
Series 2016-40A A1RR
6.440%, 1/15/29(l)§		460,596	460,261
Armada Euro CLO III DAC,
Series 3A A1R
4.383%, 7/15/31(l)§	EUR	699,393	728,014
Atalaya Equipment Leasing Trust,
Series 2021-1A A2
1.230%, 5/15/26§		$49,913	49,150
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§		294,268	290,430
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§		185,000	181,827
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1
6.718%, 7/20/34(l)§		502,006	494,392
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
4.573%, 1/15/33(l)§	EUR	600,000	620,599
BMW Vehicle Owner Trust,
Series 2023-A A1
5.593%, 7/25/24		$279,019	279,154
BPCRE Ltd.,
Series 2022-FL2 A
7.731%, 1/16/37(l)§		600,000	600,059
BRSP Ltd.,
Series 2021-FL1 A
6.592%, 8/19/38(l)§		800,000	778,075
Cajun Global LLC,
Series 2021-1 A2
3.931%, 11/20/51§		64,268	56,310
Carlyle US CLO Ltd.,
Series 2017-1A A1R
6.588%, 4/20/31(l)§		796,369	792,713
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		36,589	33,746
Series 2021-N4 A1
0.830%, 9/11/28		30,924	30,429
Series 2021-P4 D
2.610%, 9/11/28		169,000	143,832
Catamaran CLO Ltd.,
Series 2014-1A A1AR
6.707%, 4/22/30(l)§		785,328	783,778
CBAM Ltd.,
Series 2018-5A A
6.590%, 4/17/31(l)§		894,175	889,541
Series 2018-8A A1
6.708%, 10/20/29(l)§		589,950	588,599
CIFC Funding Ltd.,
Series 2017-1A AR
6.605%, 4/23/29(l)§		596,739	595,565
Series 2017-5A A1
6.750%, 11/16/30(l)§		651,749	651,332
CNH Equipment Trust,
Series 2022-C A2
5.420%, 7/15/26		234,999	234,345
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		168,361	141,915
CPS Auto Receivables Trust,
Series 2022-A C
2.170%, 4/16/29§		231,000	220,463
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
4.475%, 9/15/31(l)§	EUR	598,228	620,290
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
4.313%, 10/15/31(l)§		699,763	724,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
CVS Pass-Through Trust,
5.789%, 1/10/26§		$87,593	$86,774
Dext ABS LLC,
Series 2023-1 A2
5.990%, 3/15/32§		308,000	303,275
Diamond Issuer,
Series 2021-1A A
2.305%, 11/20/51§		325,933	277,481
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I
2.662%, 4/25/51§		183,770	154,791
Dryden 78 CLO Ltd.,
Series 2020-78A C
7.520%, 4/17/33(l)§		250,000	247,106
Elevation CLO Ltd.,
Series 2020-11A C
7.770%, 4/15/33(l)§		250,000	242,510
Elmwood CLO IX Ltd.,
Series 2021-2A A
6.718%, 7/20/34(l)§		257,000	255,958
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§		49,035	47,526
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§		290,000	265,703
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	213,762
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		133,513	112,815
GLS Auto Receivables Issuer Trust,
Series 2022-1A A
1.980%, 8/15/25§		50,341	50,197
Series 2022-3A A2
4.590%, 5/15/26§		290,545	288,808
Go Mortgage LLC,
1.433%, 8/15/26(l)		120,650	113,438
2.435%, 8/15/26(l)		176,000	165,411
2.638%, 8/15/26(l)		12,000	10,804
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
6.658%, 4/20/34(l)§		262,213	260,068
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§		136,092	122,294
Series 2020-1A A2
3.981%, 12/20/50§		136,305	114,659
Harvest CLO XX DAC,
Series 20A AR
4.385%, 10/20/31(l)§	EUR	699,198	725,465
Harvest CLO XXII DAC,
Series 22A AR
4.513%, 1/15/32(l)§		700,000	723,527
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)		$300,000	288,322
Honda Auto Receivables Owner Trust,
Series 2023-3 A2
5.710%, 3/18/26		500,000	500,440
Hyundai Auto Receivables Trust,
Series 2023-B A1
5.581%, 7/15/24		283,975	284,066
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		752,767	675,608
LAD Auto Receivables Trust,
Series 2021-1A A
1.300%, 8/17/26§		52,774	51,778
LCCM Trust,
Series 2021-FL3 A
6.897%, 11/15/38(l)§		800,000	788,598
LCM 29 Ltd.,
Series 29A AR
6.640%, 4/15/31(l)§		700,000	695,427
LCM XV LP,
Series 15A AR2
6.588%, 7/20/30(l)§		587,575	586,118
Lendbuzz Securitization Trust,
Series 2023-1A A2
6.920%, 8/15/28§		407,435	402,197
Series 2023-2A A2
7.090%, 10/16/28§		164,000	163,463
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		800,000	691,679
Magnetite XVIII Ltd.,
Series 2016-18A AR2
6.506%, 11/15/28(l)§		564,361	562,099
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		800,000	706,105
MKS CLO Ltd.,
Series 2017-1A AR
6.588%, 7/20/30(l)§		657,106	652,673
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§		102,370	90,169
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		233,445	186,078
Series 2023-1A A2
7.308%, 1/30/53§		248,750	241,222
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§		133,206	109,721
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§		100,000	79,421
Series 2021-CA B
2.530%, 4/20/62§		147,147	114,061
Series 2021-DA B
2.900%, 4/20/62§		132,000	103,580
Series 2023-AA AFL
7.514%, 2/20/41(l)§		473,389	473,384
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A
6.670%, 7/16/35(l)§		469,642	465,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A
6.700%, 7/17/35(l)§	$287,510	$285,646
OCP CLO Ltd.,
Series 2020-18A AR
6.678%, 7/20/32(l)§	344,000	343,154
Palmer Square CLO Ltd.,
Series 2021-3A D
8.520%, 1/15/35(l)§	330,000	321,502
Prestige Auto Receivables Trust,
Series 2022-1A A2
5.900%, 7/15/25§	76,314	76,291
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	174,937	172,111
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	54,255	53,813
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	82,217	79,927
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR
6.798%, 7/20/32(l)§	800,000	793,846
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
6.638%, 10/20/28(l)§	77,585	77,568
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
6.593%, 7/25/30(l)§	527,965	527,506
Stratus CLO Ltd.,
Series 2021-2A A
6.488%, 12/28/29(l)§	627,477	624,979
Series 2021-3A A
6.538%, 12/29/29(l)§	608,592	606,050
STWD Ltd.,
Series 2022-FL3 A
6.663%, 11/15/38(l)§	800,000	782,560
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	728,062	581,353
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	614,550	607,126
Series 2023-1 A
5.800%, 1/15/36	300,000	290,313
United Auto Credit Securitization Trust,
Series 2022-2 A
4.390%, 4/10/25§	33,598	33,573
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	934	933
Series 2004-20C 1
4.340%, 3/1/24	8,858	8,756
Series 2005-20B 1
4.625%, 2/1/25	3,411	3,344
Series 2008-20G 1
5.870%, 7/1/28	65,862	65,172
Upstart Securitization Trust,
Series 2021-3 A
0.830%, 7/20/31§	4,755	4,740
Venture 32 CLO Ltd.,
Series 2018-32A A1
6.671%, 7/18/31(l)§	700,000	694,749
Venture XVII CLO Ltd.,
Series 2014-17A ARR
6.450%, 4/15/27(l)§	309,755	309,337
Voya CLO Ltd.,
Series 2019-1A DR
8.420%, 4/15/31(l)§	100,000	95,396
Wellfleet CLO Ltd.,
Series 2017-1A A1RR
6.478%, 4/20/29(l)§	232,203	232,081
Westlake Automobile Receivables Trust,
Series 2023-2A A2A
5.870%, 7/15/26§	289,336	289,409
Wind River CLO Ltd.,
Series 2014-1A ARR
6.622%, 7/18/31(l)§	497,951	494,094
World Omni Select Auto Trust,
Series 2023-A A2A
5.920%, 3/15/27	237,162	237,668

Total Asset-Backed Securities		39,260,838

Collateralized Mortgage Obligations (2.5%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
4.390%, 9/25/35(l)	33,310	28,419
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	297,468	251,114
Series 2005-J12 2A1
5.974%, 8/25/35(l)	392,093	205,700
Series 2006-OA22 A1
5.754%, 2/25/47(l)	72,478	64,339
Series 2006-OA6 1A2
5.854%, 7/25/46(l)	27,065	23,294
Series 2007-14T2 A1
6.000%, 7/25/37	371,456	179,269
Series 2007-OH1 A1D
5.644%, 4/25/47(l)	48,704	39,126
AREIT Trust,
Series 2022-CRE6 A
6.563%, 1/20/37(l)§	481,012	474,463
Banc of America Funding Trust,
Series 2004-A 1A3
6.496%, 9/20/34(l)	6,735	6,210
Series 2006-H 4A2
3.806%, 9/20/46(l)	84,124	71,568
Series 2006-J 4A1
4.436%, 1/20/47(l)	4,910	4,456
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.598%, 9/25/35(l)	98,215	59,336
Series 2006-4 21A1
4.293%, 8/25/36(l)	38,922	25,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Bear Stearns ARM Trust,
Series 2003-9 2A1
4.435%, 2/25/34(l)		$17,125	$15,551
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
5.594%, 12/25/46(l)		303,698	246,859
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.710%, 1/26/36(l)		32,026	23,015
Bellemeade Re Ltd.,
Series 2021-1A M1B
7.515%, 3/25/31(l)§		402,735	403,922
Series 2021-2A M1A
6.515%, 6/25/31(l)§		72,529	72,378
Series 2021-3A A2
6.315%, 9/25/31(l)§		301,251	298,032
Series 2022-1 M1B
7.465%, 1/26/32(l)§		164,385	164,113
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		500,000	427,298
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
7.534%, 4/25/47(l)§		37,538	37,564
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1
3.607%, 4/25/35(l)		49,128	36,244
Series 2005-2 1A1
6.074%, 3/25/35(l)		25,439	20,804
CIM Trust,
Series 2023-I2 A1
6.639%, 12/25/67(e)(l)§		481,098	480,549
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
5.282%, 8/25/35(l)		4,022	3,802
Series 2009-7 5A2
5.500%, 12/25/35§		272,092	141,536
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
6.865%, 10/25/41(l)§		491,030	490,102
Series 2021-R03 1M2
6.965%, 12/25/41(l)§		122,411	119,889
Series 2022-R01 1M2
7.215%, 12/25/41(l)§		388,764	381,475
Series 2022-R02 2M1
6.515%, 1/25/42(l)§		172,305	171,180
Series 2023-R01 1M1
7.715%, 12/25/42(l)§		221,692	225,434
Series 2023-R02 1M1
7.615%, 1/25/43(l)§		133,142	134,890
Series 2023-R04 1M1
7.615%, 5/25/43(l)§		269,551	272,950
Series 2023-R05 1M1
7.215%, 6/25/43(l)§		260,000	260,888
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		395,096	188,398
Eagle RE Ltd.,
Series 2021-2 M1B
7.365%, 4/25/34(l)§		157,512	157,557
EMF-NL Prime BV,
Series 2008-APRX A2
4.463%, 4/17/41(l)(m)	EUR	84,823	85,927
Eurohome UK Mortgages plc,
Series 2007-1 A
5.731%, 6/15/44(l)(m)	GBP	243,865	289,816
Eurosail-UK plc,
Series 2007-4X A3
6.267%, 6/13/45(l)(m)		492,932	595,415
FHLMC,
Series 4790 F
5.618%, 10/15/43(l)		$240,887	234,137
Series 4989 FA
4.588%, 8/15/40(l)		221,997	213,168
Series 4989 FB
4.866%, 10/15/40(l)		170,678	163,429
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2
8.115%, 10/25/50(l)§		75,218	75,947
Series 2021-DNA5 M2
6.965%, 1/25/34(l)§		84,701	84,622
Series 2021-DNA7 M2
7.115%, 11/25/41(l)§		405,614	396,106
Series 2021-HQA4 M1
6.265%, 12/25/41(l)§		269,041	264,024
Series 2022-DNA1 M1B
7.165%, 1/25/42(l)§		205,377	202,555
Series 2022-DNA3 M1A
7.315%, 4/25/42(l)§		185,498	186,821
Series 2022-DNA4 M1B
8.665%, 5/25/42(l)§		227,990	236,303
Series 2022-DNA5 M1B
9.815%, 6/25/42(l)§		406,679	436,467
Series 2022-DNA7 M1A
7.815%, 3/25/52(l)§		284,987	289,519
Series 2022-HQA1 M1B
8.815%, 3/25/42(l)§		68,136	70,408
Series 2023-DNA1 M1A
7.415%, 3/25/43(l)§		163,304	164,804
Series 2023-HQA1 M1A
7.315%, 5/25/43(l)§		551,988	555,420
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2023-DNA2 M1A
7.415%, 4/25/43(l)§		331,743	334,852
Series 2023-HQA2 M1A
7.315%, 6/25/43(l)§		197,129	198,087
FNMA,
Series 2012-123 LF
5.809%, 11/25/42(l)		98,796	96,560
Series 2014-C04 2M2
10.429%, 11/25/24(l)		874	877
Series 2021-R02 2M1
6.215%, 11/25/41(l)§		182,423	181,055
GNMA,
Series 2015-H20 FB
6.032%, 8/20/65(l)		315,775	313,275
Series 2016-H11 F
6.232%, 5/20/66(l)		359,129	356,385
Series 2016-H15 FA
6.018%, 7/20/66(l)		447,433	445,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2017-H10 FB
6.464%, 4/20/67(l)		$860,714	$857,113
Series 2022-H02 FN
5.814%, 1/20/72(l)		269,833	262,452
Series 2022-H26 DF
6.334%, 12/20/72(l)		304,382	305,570
Series 2023-H01 FA
6.114%, 1/20/73(l)		405,762	402,515
Series 2023-H02 FA
6.214%, 1/20/73(l)		306,839	305,965
Series 2023-H02 FB
6.214%, 1/20/73(l)		702,621	700,937
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		340,393	131,656
Series 2005-AR6 2A1
4.353%, 9/25/35(l)		31,940	29,550
Series 2006-AR2 2A1
3.572%, 4/25/36(l)		67,855	45,120
Series 2007-AR1 2A1
3.841%, 3/25/47(l)		168,176	106,932
HarborView Mortgage Loan Trust,
Series 2006-13 A
5.622%, 11/19/46(l)		42,358	29,240
Impac CMB Trust,
Series 2003-8 2A1
6.334%, 10/25/33(l)		253	250
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
5.704%, 7/25/35(l)		160,572	101,791
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.697%, 8/25/35(l)		279,894	204,317
Series 2006-AR39 A1
5.794%, 2/25/37(l)		406,932	369,637
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.732%, 8/25/34(l)		18,667	17,775
Series 2007-A1 3A3
4.528%, 7/25/35(l)		29,002	27,023
Series 2007-S3 1A90
7.000%, 8/25/37		47,688	25,579
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
5.882%, 10/25/59(e)§		488,574	485,727
Lehman XS Trust,
Series 2006-4N A1C1
5.894%, 4/25/46(l)		9,732	13,233
Ludgate Funding plc,
Series 2007-1 A2A
5.585%, 1/1/61(l)(m)	GBP	472,785	549,466
Series 2008-W1X A1
6.025%, 1/1/61(l)(m)		73,347	84,976
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
7.404%, 12/25/32(l)		$9,526	8,815
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
5.894%, 4/25/36(l)		153,978	141,935
PMT Credit Risk Transfer Trust,
Series 2019-2R A
9.182%, 5/30/25(l)§		36,704	36,659
Series 2019-3R A
9.129%, 11/27/31(l)§		15,183	15,107
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		462,565	449,874
Series 2023-AFC3 A1
6.584%, 9/25/58§		497,648	494,767
RALI Trust,
Series 2005-QO2 A1
5.986%, 9/25/45(l)		208,300	179,102
Series 2006-QA6 A1
5.814%, 7/25/36(l)		370,745	339,516
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.872%, 10/25/39(l)§		599,148	601,355
Series 2022-FL8 A
6.965%, 1/25/37(l)§		610,004	610,047
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
5.774%, 1/25/36(l)§		144,530	132,037
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,401	5,029
Series 2006-A12 A1
6.250%, 11/25/36		165,582	58,824
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,100,000	1,314,022
Ripon Mortgages plc,
Series 1RA A
5.909%, 8/28/56(l)§		1,593,847	1,936,409
Sequoia Mortgage Trust,
Series 10 2A1
6.199%, 10/20/27(l)		$1,280	1,218
Series 2003-4 2A1
6.139%, 7/20/33(l)		8,133	7,334
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
5.942%, 7/19/35(l)		41,659	37,055
Series 2006-AR3 11A1
5.854%, 4/25/36(l)		167,497	145,009
Series 2006-AR6 1A3
5.814%, 7/25/46(l)		629,566	466,477
Towd Point Mortgage Funding,
Series 2019-A13A A1
6.588%, 7/20/45(l)§	GBP	775,502	945,282
Towd Point Mortgage Funding plc,
Series 2020-A14X A
6.565%, 5/20/45(l)(m)		1,155,660	1,408,670
Towd Point Mortgage Trust,
Series 2022-1 A1
3.750%, 7/25/62(l)§		$430,511	387,675
Triangle Re Ltd.,
Series 2021-3 M1A
7.215%, 2/25/34(l)§		58,466	58,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
UWM Mortgage Trust,
Series 2021-INV3 A9
5.000%, 11/25/51(l)§	$699,271	$639,220
Verus Securitization Trust,
Series 2023-1 A1
5.850%, 12/25/67(e)§	450,349	444,137
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.347%, 11/25/36(l)	262,208	221,710
Series 2006-AR9 1A
5.626%, 8/25/46(l)	71,190	64,366

Total Collateralized Mortgage Obligations		28,885,231

Commercial Mortgage-Backed Securities (1.4%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§	135,000	107,062
Series 2017-SCH AF
6.380%, 11/15/33(l)§	565,000	511,588
BANK,
Series 2022-BNK40 A4
3.507%, 3/15/64(l)	700,000	584,020
BBCMS Mortgage Trust,
Series 2020-BID A
7.587%, 10/15/37(l)§	325,000	309,562
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	800,000	714,353
Series 2022-B33 A5
3.458%, 3/15/55	800,000	667,279
BFLD Trust,
Series 2020-EYP A
6.597%, 10/15/35(l)§	800,000	627,991
Series 2021-FPM A
7.047%, 6/15/38(l)§	494,000	473,253
BX Commercial Mortgage Trust,
Series 2019-IMC E
7.596%, 4/15/34(l)§	133,619	130,947
Series 2021-XL2 A
6.135%, 10/15/38(l)§	390,965	381,850
BX Trust,
Series 2021-ARIA A
6.346%, 10/15/36(l)§	600,000	585,184
CLNC Ltd.,
Series 2019-FL1 A
6.692%, 8/20/35(l)§	19,700	19,556
Commercial Mortgage Trust,
Series 2012-CR5 E
4.620%, 12/10/45(l)§	227,013	202,231
Series 2015-CR26 ASB
3.373%, 10/10/48	1,144,375	1,119,903
Series 2016-COR1 ASB
2.972%, 10/10/49	914,161	878,504
Series 2021-2400 A
6.747%, 12/15/38(l)§	800,000	746,937
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	760,686
EQUS Mortgage Trust,
Series 2021-EQAZ A
6.202%, 10/15/38(l)§	599,988	585,736
Extended Stay America Trust,
Series 2021-ESH A
6.526%, 7/15/38(l)§	760,390	757,776
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50	250,333	246,076
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9 E
3.910%, 12/15/47(l)§	455,400	360,811
Series 2021-HTL5 A
6.562%, 11/15/38(l)§	800,000	784,997
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.943%, 9/15/47 IO(l)	5,385,821	22,321
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	52,870	52,780
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.297%, 7/15/36(l)§	243,267	240,574
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	299,166	292,570
Morgan Stanley Capital I Trust,
Series 2021-230P A
6.616%, 12/15/38(l)§	800,000	748,558
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
6.912%, 7/15/36(l)§	144,306	137,584
New Orleans Hotel Trust,
Series 2019-HNLA A
6.369%, 4/15/32(l)§	500,000	480,005
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.542%, 11/15/38(l)§	800,000	711,968
PFP Ltd.,
Series 2021-8 A
6.446%, 8/9/37(l)§	437,968	431,671
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.634%, 11/25/36(l)§	685,801	677,076
Series 2023-FL11 A
7.694%, 10/25/39(l)§	558,042	558,042
SFO Commercial Mortgage Trust,
Series 2021-555 A
6.596%, 5/15/38(l)§	800,000	725,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.535%, 11/15/49(l)		$275,000	$232,814

Total Commercial Mortgage-Backed Securities			16,868,242

Corporate Bonds (9.5%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29		800,000	744,141
4.500%, 5/15/35		700,000	597,409
CCO Holdings LLC
5.500%, 5/1/26§		85,000	82,081
4.750%, 2/1/32§		277,000	222,293
Verizon Communications, Inc.
2.550%, 3/21/31		605,000	482,140

			2,128,064

Entertainment (0.0%)†
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§		251,000	207,334
Warnermedia Holdings, Inc.
4.279%, 3/15/32		314,000	266,677

			474,011

Interactive Media & Services (0.0%)†
Meta Platforms, Inc.
4.950%, 5/15/33		127,000	121,238
Tencent Holdings Ltd.
3.240%, 6/3/50§		226,000	128,953

			250,191

Media (0.2%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	652,864
Cox Communications, Inc.
5.700%, 6/15/33(x)§		88,000	84,702
CSC Holdings LLC
5.375%, 2/1/28§		500,000	405,255
Discovery Communications LLC
5.200%, 9/20/47		81,000	61,446
5.300%, 5/15/49		38,000	29,038
Fox Corp.
4.709%, 1/25/29		113,000	106,754
5.576%, 1/25/49		190,000	158,923
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		84,000	79,016
5.375%, 6/15/33		113,000	105,649
Time Warner Cable LLC
4.500%, 9/15/42		290,000	201,092

			1,884,739

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
3.875%, 4/15/30		131,000	116,205
5.050%, 7/15/33		90,000	83,362
3.400%, 10/15/52		800,000	495,287

			694,854

Total Communication Services			5,431,859

Consumer Discretionary (0.9%)
Automobiles (0.4%)
General Motors Co.
6.125%, 10/1/25		51,000	50,933
Hyundai Capital America
5.650%, 6/26/26§		500,000	494,871
1.650%, 9/17/26§		800,000	706,039
5.950%, 9/21/26§		200,000	199,435
6.100%, 9/21/28§		158,000	156,837
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§		163,000	160,207
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	668,391
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	566,973
3.201%, 9/17/28(m)	EUR	600,000	571,622
4.810%, 9/17/30§		$800,000	689,718

			4,265,026

Broadline Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		387,000	301,953
Amazon.com, Inc.
4.550%, 12/1/27		309,000	302,975
Prosus NV
3.257%, 1/19/27§		237,000	210,041
4.027%, 8/3/50§		215,000	122,571

			937,540

Distributors (0.0%)†
LKQ Corp.
5.750%, 6/15/28§		162,000	158,095
6.250%, 6/15/33§		94,000	90,985

			249,080

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.500%, 11/15/31	EUR	303,000	323,349
Choice Hotels International, Inc.
3.700%, 12/1/29		$900,000	778,055
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	700,948
Las Vegas Sands Corp.
3.200%, 8/8/24		800,000	774,020
3.500%, 8/18/26		600,000	545,462
3.900%, 8/8/29		381,000	324,955
Marriott International, Inc.
5.550%, 10/15/28		52,000	51,313
4.900%, 4/15/29		253,000	241,491

			3,739,593

Household Durables (0.0%)†
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	135,877

Specialty Retail (0.1%)
Advance Auto Parts, Inc.
3.900%, 4/15/30(x)		367,000	296,880
Ross Stores, Inc.
4.700%, 4/15/27		355,000	340,341

			637,221

Total Consumer Discretionary			9,964,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Staples (0.3%)
Beverages (0.1%)
Bacardi Ltd.
4.450%, 5/15/25§		$800,000	$776,038

Food Products (0.0%)†
Cargill, Inc.
5.125%, 10/11/32§		144,000	139,512
JBS USA LUX SA
6.750%, 3/15/34§		151,000	146,925
Pilgrim’s Pride Corp.
6.875%, 5/15/34		234,000	229,648

			516,085

Tobacco (0.2%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	264,673
BAT Capital Corp.
2.259%, 3/25/28		358,000	302,426
4.906%, 4/2/30		156,000	143,046
6.343%, 8/2/30		500,000	492,215
7.750%, 10/19/32		33,000	34,919
6.421%, 8/2/33		108,000	104,869
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	373,268
6.125%, 7/27/27§		300,000	299,374
Philip Morris International, Inc.
5.000%, 11/17/25		183,000	180,691
4.875%, 2/13/26		89,000	87,529
5.625%, 11/17/29		34,000	33,653
5.375%, 2/15/33		309,000	292,979

			2,609,642

Total Consumer Staples			3,901,765

Energy (0.5%)
Energy Equipment & Services (0.0%)†
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26(h)(m)		257,714	126,203
7.350%, 12/1/26(h)§		643	315
Odebrecht Offshore Drilling Finance Ltd.
7.720%, 12/1/26(h)(m)		804,057	162,098
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 10/30/23(y)§		207,137	4,764

			293,380

Oil, Gas & Consumable Fuels (0.5%)
BP Capital Markets America, Inc.
4.893%, 9/11/33		177,000	166,248
2.939%, 6/4/51		240,000	146,739
Continental Resources, Inc.
5.750%, 1/15/31§		855,000	801,513
2.875%, 4/1/32§		242,000	181,220
Devon Energy Corp.
5.600%, 7/15/41(x)		210,000	185,008
Enbridge, Inc.
5.700%, 3/8/33		400,000	383,034
Energy Transfer LP
4.750%, 1/15/26		325,000	316,066
EQT Corp.
5.700%, 4/1/28		81,000	79,169
Marathon Petroleum Corp.
5.125%, 12/15/26		229,000	225,279
Oleoducto Central SA
4.000%, 7/14/27§		232,000	206,712
ONEOK Partners LP
6.125%, 2/1/41		18,000	16,619
ONEOK, Inc.
5.550%, 11/1/26		500,000	496,705
4.350%, 3/15/29		208,000	191,565
6.350%, 1/15/31		44,000	44,149
6.100%, 11/15/32		25,000	24,716
6.050%, 9/1/33(x)		10,000	9,661
Ovintiv, Inc.
5.650%, 5/15/28		59,000	57,777
6.250%, 7/15/33(x)		89,000	86,018
Petroleos Mexicanos
10.000%, 2/7/33§		200,000	177,600
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	197,560
Plains All American Pipeline LP
3.550%, 12/15/29		163,000	139,866
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		73,551	73,882
9.250%, 7/6/24(m)		73,551	73,883
Suncor Energy, Inc.
6.800%, 5/15/38		239,000	242,541
Var Energi ASA
7.500%, 1/15/28§		356,000	365,811
8.000%, 11/15/32§		237,000	247,226

			5,136,567

Total Energy			5,429,947

Financials (4.2%)
Banks (2.4%)
AIB Group plc
(ICE LIBOR USD 3 Month + 1.87%), 4.263%, 4/10/25(k)§		321,000	316,346
(SOFR + 2.33%), 6.608%, 9/13/29(k)§		282,000	280,909
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		268,000	246,292
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	431,358
Banco Santander SA
3.800%, 2/23/28		$200,000	180,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)		200,000	184,384
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		300,000	276,213
(SOFR + 1.58%), 4.376%, 4/27/28(k)		282,000	266,240
(SOFR + 1.57%), 5.819%, 9/15/29(k)		600,000	592,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Bank of America NA
(SOFR + 1.02%), 6.364%, 8/18/26(k)		$400,000	$401,174
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		258,000	256,623
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		900,000	924,875
(SOFR + 2.98%), 6.224%, 5/9/34(k)		314,000	297,905
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	676,972
Citibank NA
5.864%, 9/29/25(x)		300,000	300,225
Citigroup, Inc.
(CME Term SOFR 3 Month + 4.33%), 9.699%, 10/30/23(k)(y)		44,000	43,865
(SOFR + 1.28%), 3.070%, 2/24/28(k)		500,000	452,687
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29(k)		227,000	209,075
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(y)		139,000	120,897
Citizens Financial Group, Inc.
4.300%, 12/3/25		202,000	189,969
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	397,672
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	398,716
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§		314,000	305,704
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		798,000	797,194
Danske Bank A/S
5.375%, 1/12/24§		800,000	797,687
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28(k)§		359,000	334,003
Discover Bank
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28(k)		250,000	232,500
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	254,585
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28(k)		694,000	717,909
(SOFR + 1.19%), 2.804%, 5/24/32(k)		201,000	155,752
(SOFR + 2.39%), 6.254%, 3/9/34(k)		900,000	882,076
ING Groep NV
(SOFR + 1.56%), 6.083%, 9/11/27(k)		364,000	362,516
Intesa Sanpaolo SpA
7.000%, 11/21/25§		367,000	371,462
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)		600,000	596,004
(SOFR + 1.85%), 2.083%, 4/22/26(k)		100,000	93,803
(SOFR + 1.89%), 2.182%, 6/1/28(k)		400,000	349,827
(SOFR + 1.45%), 5.299%, 7/24/29(k)		500,000	487,942
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§		372,000	362,768
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	1,300,000	816,507
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.520%, 3/7/25(k)		1,100,000	709,455
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33(k)		$300,000	309,642
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)(x)		200,000	189,434
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31(k)		316,000	304,542
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.414%, 9/13/28(k)		257,000	251,121
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29(k)		314,000	307,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)		$311,000	$307,725
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26(k)		359,000	365,765
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.068%, 1/24/34(k)		$70,000	63,505
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)		476,000	413,070
(SOFR + 2.36%), 6.499%, 3/9/29(k)		503,000	490,342
(SOFR + 2.70%), 6.565%, 6/12/29(k)		10,000	9,722
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)		366,000	368,124
(SOFR + 2.60%), 6.534%, 1/10/29(k)		400,000	395,566
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27(k)§		300,000	299,637
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28(k)§		394,000	349,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§		500,000	484,926
Standard Chartered plc
(SOFR + 0.93%), 6.270%, 11/23/25(k)§		700,000	697,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§		290,000	278,992
(ICE LIBOR USD 3 Month + 1.51%), 7.141%, 1/30/27(k)(y)§		200,000	185,500
6.301%, 1/9/29§		500,000	496,860
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	964,985
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§		500,000	494,956
Swedbank AB
Series NC5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24(k)(m)(y)		200,000	192,000
Truist Financial Corp.
1.950%, 6/5/30		42,000	32,135
UniCredit SpA
7.830%, 12/4/23§		1,600,000	1,602,824
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§		350,000	320,327
3.127%, 6/3/32§		200,000	153,141
US Bancorp
Series J
(CME Term SOFR 3 Month + 3.18%), 5.300%, 4/15/27(k)(y)		171,000	142,358
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25(k)		500,000	479,682
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)		500,000	463,924
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)		90,000	82,267
(SOFR + 1.74%), 5.574%, 7/25/29(k)(x)		625,000	611,157
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		114,000	99,180

			28,280,647

Capital Markets (0.9%)
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29(x)§		800,000	715,935
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25(k)(y)		64,000	61,440
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)		326,000	269,584
Credit Suisse AG
4.750%, 8/9/24		600,000	591,665
7.950%, 1/9/25		600,000	610,424
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)		2,020,000	1,949,842
(SOFR + 2.52%), 7.146%, 7/13/27(k)		159,000	159,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 7.377%, 10/28/27(k)		$700,000	$708,824
Series P
(CME Term SOFR 3 Month + 3.14%), 8.501%, 10/30/23(k)(y)		22,000	21,836
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27(k)	EUR	229,000	214,403
(SOFR + 1.61%), 4.210%, 4/20/28(k)		$177,000	166,286
(SOFR + 2.24%), 6.296%, 10/18/28(k)		139,000	140,001
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29(k)		243,000	221,652
(SOFR + 1.63%), 5.449%, 7/20/29(k)		500,000	487,364
Nasdaq, Inc.
5.350%, 6/28/28		300,000	294,122
Nomura Holdings, Inc.
5.709%, 1/9/26		868,000	856,743
5.842%, 1/18/28(x)		200,000	196,130
6.181%, 1/18/33(x)		200,000	196,558
S&P Global, Inc.
4.750%, 8/1/28		16,000	15,599
4.250%, 5/1/29		71,000	67,064
Stifel Financial Corp.
4.000%, 5/15/30		900,000	761,058
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)		200,000	193,750
(SOFR + 3.34%), 6.373%, 7/15/26(k)§		399,000	398,002
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§		700,000	690,843
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§		300,000	299,510
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		254,000	222,307

			10,510,903

Consumer Finance (0.5%)
AerCap Ireland Capital
DAC
1.650%, 10/29/24		200,000	190,268
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 7.320%, 1/15/67(k)§		1,070,000	564,486
Ally Financial, Inc.
5.800%, 5/1/25		500,000	491,139
2.200%, 11/2/28		800,000	631,849
(SOFR + 3.26%), 6.992%, 6/13/29(k)		176,000	172,341
American Express Co.
4.900%, 2/13/26		144,000	141,224
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29(k)		75,000	71,355
(SOFR + 2.86%), 6.377%, 6/8/34(k)		211,000	199,383
Ford Motor Credit Co. LLC
5.584%, 3/18/24		500,000	496,250
5.125%, 6/16/25		900,000	870,750
3.250%, 9/15/25	EUR	600,000	610,524
General Motors Financial Co., Inc.
5.800%, 6/23/28		$131,000	127,721
4.300%, 4/6/29		44,000	39,494
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		279,000	248,656
6.500%, 3/10/28§		49,000	48,344
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	770,417
Synchrony Financial
4.875%, 6/13/25		38,000	36,459
4.500%, 7/23/25		39,000	37,069
3.950%, 12/1/27		46,000	40,384
2.875%, 10/28/31		216,000	152,965
Toyota Motor Credit Corp.
(SOFR + 0.75%), 6.070%, 12/11/23(k)		300,000	300,262

			6,241,340

Financial Services (0.2%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 9.152%, 1/28/29(k)(m)	EUR	700,000	728,974
Fiserv, Inc.
3.500%, 7/1/29		$409,000	365,159
Global Payments, Inc.
3.200%, 8/15/29		136,000	115,695
5.400%, 8/15/32		165,000	154,919
Jyske Realkredit A/S
Series cce
1.500%, 10/1/53	DKK	1	—
Series CCE
1.500%, 10/1/53		2	—
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§		$385,000	344,316

			1,709,063

Insurance (0.2%)
Corebridge Global Funding
5.900%, 9/19/28§		400,000	398,747
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	584,971
5.050%, 12/7/27§		500,000	490,678
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	197,760
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	698,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		$200,000	$187,511

			2,558,559

Total Financials			49,300,512

Health Care (0.2%)
Health Care Providers & Services (0.1%)
Cigna Group (The)
4.375%, 10/15/28		165,000	156,209
CVS Health Corp.
4.300%, 3/25/28		12,000	11,325
HCA, Inc.
5.250%, 6/15/26		47,000	46,016
Ochsner LSU Health System of North Louisiana Series
2021 2.510%, 5/15/31		240,000	166,792
UnitedHealth Group, Inc.
4.250%, 1/15/29		600,000	570,537

			950,879

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
4.250%, 12/15/25§		1,000,000	962,867
Zoetis, Inc.
5.400%, 11/14/25		205,000	204,233

			1,167,100

Total Health Care			2,117,979

Industrials (0.5%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
1.950%, 2/1/24		700,000	690,367
5.930%, 5/1/60		400,000	356,486
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	233,645
HEICO Corp.
5.250%, 8/1/28		300,000	293,633
Huntington Ingalls
Industries, Inc.
2.043%, 8/16/28		800,000	668,784
RTX Corp.
4.125%, 11/16/28		363,000	338,911

			2,581,826

Building Products (0.0%)†
Trane Technologies Financing Ltd.
5.250%, 3/3/33		74,000	71,496

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§		206,000	147,751
ERAC USA Finance LLC
4.600%, 5/1/28§		121,000	115,867
4.900%, 5/1/33§		189,000	177,299
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		177,617	153,623

			594,540

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.
4.125%, 11/2/34	EUR	240,000	247,954

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26(x)§		$800,000	714,584
Flowserve Corp.
2.800%, 1/15/32		202,000	154,706
Parker-Hannifin Corp.
3.250%, 6/14/29		121,000	107,210
4.500%, 9/15/29		177,000	167,394
Westinghouse Air Brake Technologies Corp.
4.150%, 3/15/24(e)		185,000	183,204

			1,327,098

Professional Services (0.0%)†
Verisk Analytics, Inc.
5.750%, 4/1/33		123,000	121,594

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.625%, 4/1/27		16,000	14,689
4.625%, 10/1/28		178,000	164,931
Aircastle Ltd.
4.250%, 6/15/26		9,000	8,507
2.850%, 1/26/28§		298,000	252,681
6.500%, 7/18/28§		59,000	57,932
Aviation Capital Group LLC
4.375%, 1/30/24§		88,000	86,806
5.500%, 12/15/24§		196,000	192,746
1.950%, 1/30/26§		192,000	172,583
1.950%, 9/20/26§		62,000	54,111
3.500%, 11/1/27§		38,000	33,555
6.375%, 7/15/30§		114,000	110,302
TTX Co.
5.500%, 9/25/26§		300,000	299,430

			1,448,273

Total Industrials			6,392,781

Information Technology (0.6%)
IT Services (0.1%)
International Business Machines Corp.
4.500%, 2/6/26		251,000	245,329
4.900%, 7/27/52		264,000	222,867
Kyndryl Holdings, Inc.
2.050%, 10/15/26		411,000	359,219

			827,415

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
4.150%, 11/15/30		67,000	59,441
2.450%, 2/15/31§		800,000	624,327
4.150%, 4/15/32§		51,000	44,216
3.419%, 4/15/33§		600,000	479,745
3.469%, 4/15/34§		769,000	604,790
3.137%, 11/15/35§		578,000	420,554
3.187%, 11/15/36§		356,000	254,645
4.926%, 5/15/37§		192,000	165,436
KLA Corp.
4.100%, 3/15/29		58,000	54,836
Micron Technology, Inc.
4.975%, 2/6/26		700,000	684,500
6.750%, 11/1/29		333,000	338,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
NXP BV
5.550%, 12/1/28		$131,000	$127,890
3.400%, 5/1/30		141,000	120,686
SK Hynix, Inc.
2.375%, 1/19/31§		323,000	242,744
TSMC Arizona Corp.
3.875%, 4/22/27		283,000	268,969

			4,491,379

Software (0.0%)†
Infor, Inc.
1.750%, 7/15/25§		119,000	109,628
Oracle Corp.
4.650%, 5/6/30		200,000	190,526
4.500%, 5/6/28		200,000	187,016
2.875%, 3/25/31		242,000	197,831
5.375%, 7/15/40		45,000	39,907

			724,908

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.100%, 8/8/62(x)		202,000	155,558
HP, Inc.
5.500%, 1/15/33(x)		296,000	277,551
Lenovo Group Ltd.
5.831%, 1/27/28(m)		317,000	309,988
Western Digital Corp.
2.850%, 2/1/29		51,000	40,768

			783,865

Total Information Technology			6,827,567

Materials (0.1%)
Chemicals (0.0%)†
Celanese US Holdings LLC
6.350%, 11/15/28		5,000	4,943
6.550%, 11/15/30		11,000	10,746

			15,689

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26		800,000	719,368
WRKCo., Inc.
4.000%, 3/15/28		280,000	259,187

			978,555

Metals & Mining (0.0%)†
Freeport Indonesia PT
4.763%, 4/14/27§		215,000	204,222
Glencore Funding LLC
5.400%, 5/8/28§		146,000	141,924
6.500%, 10/6/33§		67,000	66,724

			412,870

Total Materials			1,407,114

Real Estate (0.8%)
Diversified REITs (0.1%)
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	587,364
4.000%, 1/15/31		66,000	54,628
3.250%, 1/15/32		138,000	106,343
Vornado Realty LP (REIT)
3.400%, 6/1/31		330,000	236,931

			985,266

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		700,000	546,849
Welltower OP LLC (REIT)
2.750%, 1/15/31		700,000	563,026

			1,109,875

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
Series I
3.500%, 9/15/30		54,000	44,864
Office REITs (0.1%)
Corporate Office Properties
LP (REIT)
2.250%, 3/15/26		700,000	628,496
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,000,000	959,655

			1,588,151

Real Estate Management & Development (0.1%)
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	472,271	527,499

Residential REITs (0.1%)
Essex Portfolio LP (REIT)
2.550%, 6/15/31		$800,000	618,759
Spirit Realty LP (REIT)
3.400%, 1/15/30		800,000	669,302

			1,288,061

Retail REITs (0.1%)
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		800,000	735,125
Realty Income Corp. (REIT)
4.625%, 11/1/25		500,000	488,480
Retail Opportunity Investments Partnership
LP (REIT)
6.750%, 10/15/28		400,000	394,542

			1,618,147

Specialized REITs (0.2%)
American Tower Corp. (REIT)
3.650%, 3/15/27		144,000	133,404
5.250%, 7/15/28		500,000	483,410
2.100%, 6/15/30		54,000	42,011
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		800,000	756,245
EPR Properties (REIT)
3.600%, 11/15/31		800,000	593,138
Equinix, Inc. (REIT)
2.500%, 5/15/31		800,000	624,483

			2,632,691

Total Real Estate			9,794,554

Utilities (0.9%)
Electric Utilities (0.6%)
Appalachian Power Co.
Series AA
2.700%, 4/1/31		800,000	643,394
Avangrid, Inc.
3.800%, 6/1/29		900,000	801,537
Comision Federal de Electricidad
4.688%, 5/15/29§		222,000	199,380
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/41		154,000	104,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Edison International
3.550%, 11/15/24		$600,000	$583,719
Enel Finance America LLC
7.100%, 10/14/27§		600,000	619,008
Enel Finance International NV
2.250%, 7/12/31§		800,000	603,232
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	611,999
NRG Energy, Inc.
7.000%, 3/15/33§		238,000	229,581
Pacific Gas and Electric Co.
1.700%, 11/15/23		800,000	795,509
3.500%, 6/15/25		700,000	661,358
3.150%, 1/1/26		600,000	557,591
2.950%, 3/1/26		600,000	551,903
6.400%, 6/15/33		100,000	96,607
Terraform Global Operating LP
6.125%, 3/1/26§		26,000	25,513

			7,084,531

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		1,000,000	767,925

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28§		121,000	120,685

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36(x)		229,000	229,912
Dominion Energy, Inc. Series C
2.250%, 8/15/31		800,000	617,912
National Grid plc
5.602%, 6/12/28(x)		300,000	295,518
Public Service Enterprise Group, Inc.
5.850%, 11/15/27		238,000	239,145
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	508,536

			1,891,023

Water Utilities (0.0%)†
American Water Capital Corp.
3.450%, 6/1/29		72,000	64,886

Total Utilities			9,929,050

Total Corporate Bonds			110,497,465

Foreign Government Securities (0.3%)
Dominican Republic Government Bond
4.875%, 9/23/32§		276,000	223,888
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	823,428
Kingdom of Saudi Arabia
5.000%, 1/18/53§		500,000	414,385
Magyar Export-Import Bank Zrt.
6.125%, 12/4/27§		254,000	249,517
Mexican Udibonos
4.000%, 11/30/28	MXN	315,005	16,964
2.750%, 11/27/31		3,150,054	151,763
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 96.638%, 4/12/25(k)(m)(r)	ARS	240,000	356
Republic of Colombia
3.125%, 4/15/31		$235,000	173,900
Republic of Panama
9.375%, 4/1/29		190,000	217,060
Republic of Peru
6.950%, 8/12/31(m)	PEN	500,000	131,041
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	579,483
State of Qatar
5.103%, 4/23/48§		$800,000	722,216

Total Foreign Government Securities			3,704,001

Mortgage-Backed Securities (10.7%)
FHLMC
4.170%, 4/1/28		300,000	285,761
4.380%, 5/1/28		900,000	860,728
4.375%, 11/1/31(l)		1,080	1,090
5.500%, 1/1/35		23,553	23,604
5.500%, 7/1/35		18,797	18,816
4.000%, 7/1/44		146,040	135,195
4.000%, 2/1/46		221,564	205,317
4.500%, 10/1/48		138,463	129,498
4.500%, 11/1/48		247,547	231,441
5.000%, 11/1/48		77,040	74,146
FHLMC UMBS
3.500%, 9/1/49		282,717	247,559
3.500%, 10/1/49		277,244	242,520
3.500%, 11/1/49		103,733	90,768
3.500%, 1/1/50		412,995	361,634
2.000%, 3/1/52		1,044,376	799,622
3.000%, 3/1/52		672,419	560,731
2.500%, 4/1/52		1,197,078	958,588
3.500%, 4/1/52		96,249	82,851
3.500%, 12/1/52		11,148,921	9,600,431
5.000%, 5/1/53		419,778	396,382
5.000%, 6/1/53		772,762	729,693
FNMA
4.853%, 1/1/28(l)		2,457	2,445
4.002%, 3/1/33(l)		6,775	6,611
4.812%, 1/1/36(l)		30,340	30,628
3.835%, 2/1/37(l)		41,121	41,264
5.402%, 12/1/40(l)		1,355	1,353
FNMA UMBS
9.000%, 8/1/26		53	54
2.500%, 5/1/30		5,221	4,839
2.500%, 8/1/31		191,376	175,178
2.500%, 11/1/31		285,977	261,110
2.500%, 12/1/31		105,489	96,124
2.500%, 1/1/32		255,097	230,243
2.500%, 2/1/32		13,544	12,224
5.500%, 4/1/33		22,563	22,538
5.500%, 7/1/33		21,086	21,064
5.500%, 4/1/34		11,667	11,660
5.500%, 5/1/34		8,306	8,302
5.500%, 11/1/34		33,499	33,503
5.500%, 2/1/35		123,562	123,545
4.500%, 8/1/35		4,495	4,324
5.000%, 10/1/35		9,605	9,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 7/1/36	$10,176	$10,024
5.000%, 12/1/39	26,533	26,144
4.000%, 12/1/40	90,942	84,258
4.500%, 3/1/41	12,103	11,585
4.500%, 7/1/41	1,245	1,192
3.500%, 2/1/42	60,522	54,019
3.500%, 11/1/42	644,778	575,215
3.500%, 1/1/43	109,538	97,568
3.500%, 4/1/43	377,264	335,765
4.000%, 10/1/43	361,409	330,066
3.000%, 5/1/45	31,375	26,678
3.000%, 8/1/45	297,450	252,552
3.500%, 3/1/48	686,360	602,023
3.500%, 5/1/48	569,734	499,550
4.500%, 9/1/48	283,436	264,726
3.500%, 10/1/49	287,936	251,768
3.500%, 11/1/49	219,806	192,196
3.500%, 1/1/50	358,835	314,098
3.000%, 4/1/51	1,860,855	1,542,175
2.000%, 7/1/51	1,090,135	832,954
2.500%, 1/1/52	345,263	276,677
3.000%, 2/1/52	812,489	677,536
2.500%, 3/1/52	746,863	595,992
3.000%, 3/1/52	1,043,838	870,458
2.500%, 4/1/52	752,867	602,714
2.500%, 5/1/52	1,022,809	818,853
3.500%, 6/1/52	398,269	342,953
3.500%, 7/1/52	187,932	161,830
5.000%, 4/1/53	791,538	747,423
4.500%, 5/1/53	491,854	453,264
5.000%, 5/1/53	564,742	533,266
5.000%, 6/1/53	487,836	460,647
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/53 TBA	1,582,113	1,203,642
2.500%, 10/25/53 TBA	5,421,568	4,305,064
3.500%, 10/25/53 TBA	5,200,000	4,474,031
4.000%, 10/25/53 TBA	17,701,368	15,772,195
4.500%, 10/25/53 TBA	9,800,000	9,002,984
5.500%, 10/25/53 TBA	12,448,000	12,035,660
2.000%, 11/25/53 TBA	1,200,000	914,344
3.000%, 11/25/53 TBA	37,000,000	30,657,970
5.000%, 11/25/53 TBA	11,100,000	10,480,829
GNMA
2.625%, 7/20/27(l)	348	337
3.000%, 5/15/43	114,390	99,690
3.000%, 7/15/45	165,688	143,185
3.000%, 5/20/46	127,237	109,419
3.500%, 10/15/49	86,412	76,697
3.500%, 1/15/50	17,903	15,879
3.500%, 2/15/50	156,708	138,993
5.500%, 4/20/53	733,227	712,068
3.000%, 10/15/53 TBA	183,093	155,314
4.000%, 10/15/53 TBA	556,769	501,832
4.500%, 10/15/53 TBA	2,354,000	2,175,059
5.000%, 10/15/53 TBA	1,875,000	1,777,881
5.500%, 10/15/53 TBA	496,000	481,508

Total Mortgage-Backed Securities		125,213,596

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	477,946
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	650,381
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	251,329
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	381,919
University of California
3.071%, 5/15/51	335,000	208,546

Total Municipal Bonds		1,970,121

U.S. Government Agency Securities (41.1%)
FFCB
0.375%, 1/15/25	5,124,000	4,806,501
1.320%, 1/21/25	20,000,000	18,983,814
4.250%, 9/30/25	15,466,000	15,196,890
4.375%, 7/6/26	10,000,000	9,845,836
4.625%, 7/17/26	3,010,000	2,984,318
FHLB
2.500%, 2/13/24	305,000	301,622
2.875%, 9/13/24	40,000,000	39,031,664
4.500%, 10/3/24	25,000,000	24,752,400
2.750%, 12/13/24	27,030,000	26,169,597
1.000%, 12/20/24	30,000,000	28,448,511
2.375%, 3/14/25	5,500,000	5,274,448
5.710%, 3/14/25	1,400,000	1,398,465
4.625%, 6/6/25	4,555,000	4,520,665
1.875%, 9/11/26	20,000,000	18,339,924
4.000%, 6/30/28	615,000	597,215
3.250%, 11/16/28	12,910,000	12,100,998
FHLMC
1.500%, 2/12/25	42,935,000	40,815,286
5.300%, 2/24/25	1,900,000	1,891,368
5.650%, 3/7/25	2,600,000	2,596,239
5.680%, 4/3/25	1,200,000	1,198,456
5.730%, 4/3/25	1,200,000	1,198,870
5.375%, 4/24/25	800,000	798,017
0.375%, 7/21/25	30,000,000	27,571,122
0.375%, 9/23/25	30,000,000	27,351,339
0.800%, 10/28/26	3,000,000	2,643,131
6.750%, 9/15/29	39,000,000	43,040,615
6.250%, 7/15/32	17,000,000	18,823,962
FNMA
2.500%, 2/5/24	3,545,000	3,507,748
1.625%, 1/7/25	30,000,000	28,629,636
1.875%, 9/24/26	25,816,000	23,706,298
7.250%, 5/15/30	10,000,000	11,386,177
6.625%, 11/15/30	10,000,000	11,070,652
Tennessee Valley Authority
3.875%, 3/15/28	20,000,000	19,304,162

Total U.S. Government Agency Securities		478,285,946

U.S. Treasury Obligations (38.4%)
U.S. Treasury Bonds
6.125%, 11/15/27	15,385,600	16,206,151
4.250%, 5/15/39	200,000	188,311
4.375%, 11/15/39	200,000	190,111
4.625%, 2/15/40	200,000	195,576
1.375%, 11/15/40(z)	10,200,000	6,023,324
1.875%, 2/15/41	4,800,000	3,092,589
1.750%, 8/15/41	1,945,900	1,210,292
3.750%, 8/15/41	94,000	81,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 11/15/41	$422,500	$273,794
2.375%, 2/15/42	469,000	323,731
3.000%, 5/15/42	1,010,500	772,339
3.250%, 5/15/42	4,070,500	3,241,339
4.000%, 11/15/42	720,400	638,956
3.875%, 2/15/43	274,500	238,708
3.875%, 5/15/43(z)	1,300,000	1,129,319
3.625%, 8/15/43	363,600	302,993
4.375%, 8/15/43	192,500	179,446
3.750%, 11/15/43	421,000	356,863
3.625%, 2/15/44	1,055,000	875,986
3.375%, 5/15/44	800,000	637,416
3.125%, 8/15/44	4,689,100	3,576,976
3.000%, 11/15/44	483,700	360,598
3.000%, 5/15/45	400,000	296,623
2.875%, 8/15/45	2,700,000	1,952,659
3.000%, 5/15/47(z)	5,900,000	4,319,892
3.000%, 2/15/48	1,500,000	1,095,483
3.000%, 2/15/49	700,000	510,754
2.875%, 5/15/49	4,500,000	3,204,065
2.250%, 8/15/49	825,000	512,540
1.250%, 5/15/50	1,100,100	517,735
1.375%, 8/15/50	700,000	340,954
1.875%, 2/15/51	988,500	553,096
2.000%, 8/15/51	1,457,400	839,814
2.875%, 5/15/52	571,800	404,909
3.625%, 5/15/53	291,200	240,806
4.125%, 8/15/53	321,800	291,781
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	519,260	376,283
1.000%, 2/15/49 TIPS	121,482	89,416
0.250%, 2/15/50 TIPS	118,902	69,733
0.125%, 2/15/51 TIPS	117,415	65,072
0.125%, 2/15/52 TIPS	109,813	60,035
1.500%, 2/15/53 TIPS	205,676	169,585
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	655,060	648,964
0.500%, 4/15/24 TIPS	848,442	833,746
0.250%, 1/15/25 TIPS	1,935,945	1,862,302
1.250%, 4/15/28 TIPS(z)	7,949,292	7,559,952
0.125%, 7/15/31 TIPS	2,395,155	2,034,176
0.125%, 1/15/32 TIPS	551,385	462,039
0.625%, 7/15/32 TIPS	1,683,392	1,467,151
U.S. Treasury Notes
2.125%, 7/31/24#(z)	10,000,000	9,726,561
2.125%, 9/30/24(w)(z)	4,700,000	4,549,068
2.375%, 5/15/27	10,519,000	9,701,292
3.250%, 6/30/27	7,185,900	6,827,528
2.250%, 8/15/27	33,068,900	30,225,180
4.125%, 9/30/27	1,096,700	1,074,077
4.125%, 10/31/27	3,835,900	3,754,812
2.250%, 11/15/27	20,097,700	18,278,983
3.875%, 11/30/27	8,844,900	8,576,339
3.875%, 12/31/27	837,600	812,068
2.750%, 2/15/28	10,145,900	9,385,373
4.000%, 2/29/28	38,379,400	37,397,444
2.875%, 5/15/28	12,801,900	11,864,487
3.625%, 5/31/28	10,268,400	9,844,906
4.125%, 7/31/28	3,811,400	3,730,084
4.375%, 8/31/28	24,165,600	23,931,672
4.625%, 9/30/28	3,996,700	3,999,831
3.125%, 11/15/28	10,725,500	9,989,338
2.625%, 2/15/29	9,196,800	8,320,447
2.375%, 5/15/29	30,797,500	27,371,053
2.625%, 7/31/29	32,629,200	29,286,048
1.625%, 8/15/29	1,173,000	995,583
1.750%, 11/15/29	3,249,400	2,764,396
1.500%, 2/15/30	3,485,900	2,890,866
3.750%, 5/31/30	1,422,600	1,351,072
0.625%, 8/15/30	15,072,100	11,568,979
1.250%, 8/15/31	3,180,900	2,486,057
1.375%, 11/15/31	7,689,600	6,026,570
1.875%, 2/15/32	1,402,300	1,139,254
2.875%, 5/15/32	907,900	797,010
2.750%, 8/15/32	23,362,500	20,229,846
3.375%, 5/15/33	53,369,200	48,418,369
3.875%, 8/15/33	9,452,400	8,932,565

Total U.S. Treasury Obligations		447,122,778

Total Long-Term Debt Securities (107.5%) (Cost $1,344,720,285)		1,251,808,218

SHORT-TERM INVESTMENTS:
Commercial Paper (1.3%)
American Electric Power Co., Inc.
5.84%, 10/16/23(n)(p)	500,000	498,706
5.78%, 10/23/23(n)(p)§	500,000	498,160
Consolidated Edison Co. of New York, Inc.
5.74%, 10/30/23(n)(p)	500,000	497,619
Crown Castle, Inc.
7.64%, 10/3/23(n)(p)§	250,000	249,841
6.90%, 10/5/23(n)(p)§	250,000	249,761
Diageo Capital plc
5.74%, 11/7/23(n)(p)	500,000	496,989
Dominion Energy, Inc.
5.70%, 10/31/23(n)(p)	500,000	497,559
Electricite de France SA
5.93%, 10/27/23(n)(p)§	500,000	497,787
Energy Transfer LP
7.17%, 10/4/23(n)(p)	600,000	599,522
Entergy Corp.
6.75%, 10/4/23(n)(p)	500,000	499,625
Fidelity National Information Services, Inc.
6.79%, 10/4/23(n)(p)§	500,000	499,623
5.82%, 10/17/23(n)(p)	600,000	598,355
Haleon UK Capital plc
6.09%, 10/11/23(n)(p)§	500,000	499,071
5.89%, 10/27/23(n)(p)	400,000	398,242
Humana, Inc.
5.91%, 10/23/23(n)(p)§	250,000	249,060
5.89%, 10/25/23(n)(p)	500,000	497,961
5.89%, 10/26/23(n)(p)	350,000	348,518
Intercontinental Exchange, Inc.
5.77%, 10/26/23(n)(p)§	350,000	348,547
Keurig Dr Pepper, Inc.
7.17%, 10/3/23(n)(p)§	600,000	599,642
L3Harris Technologies, Inc.
8.14%, 10/2/23(n)(p)	400,000	399,819
LSEGA Financing plc
6.89%, 10/4/23(n)(p)	600,000	599,542
5.88%, 10/20/23(n)(p)	500,000	498,373
5.83%, 10/26/23(n)(p)	600,000	597,486
Marriott International, Inc.
6.13%, 10/11/23(n)(p)	500,000	499,065
Microchip Technology, Inc.
5.95%, 10/30/23(n)(p)§	500,000	497,533
Oracle Corp.
5.72%, 10/23/23(n)(p)§	500,000	498,179
5.71%, 10/27/23(n)(p)§	400,000	398,295
5.71%, 11/8/23(n)(p)§	500,000	496,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Penske Truck Leasing Co. LP
6.04%, 10/12/23(n)(p)		$500,000	$498,995
RR 1 LLC
8.14%, 10/2/23(n)(p)		250,000	249,887
6.79%, 10/4/23(n)(p)		350,000	349,736
Sempra
5.79%, 10/23/23(n)(p)§		500,000	498,157
Walgreens Boots Alliance, Inc.
8.82%, 10/2/23(n)(p)§		500,000	499,755

Total Commercial Paper			15,206,338

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil
0.00%, 1/1/24(p)	BRL	2,000,000	386,920
Japan Treasury Bill
(0.18)%, 10/30/23(p)	JPY	170,000,000	1,137,747

Total Foreign Government Treasury Bills			1,524,667

	Number of Shares		Value (Note 1)
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)		1,422,646	1,422,646

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills 4.88%, 10/26/23(p)		$558,300	556,340
4.97%, 10/31/23(p)		315,000	313,659
5.09%, 11/14/23(p)		630,000	626,019
5.16%, 11/24/23(p)		633,700	628,746
5.20%, 12/5/23(p)		1,874,800	1,857,086
5.31%, 1/18/24(p)		638,400	628,205
5.38%, 3/7/24(p)		1,952,900	1,907,602

Total U.S. Treasury Obligations			6,517,657

Total Short-Term Investments (2.1%) (Cost $24,763,101)			24,671,308

Total Investments in Securities (109.6%) (Cost $1,369,483,386)			1,276,479,526
Other Assets Less Liabilities (-9.6%)			(112,245,487)

Net Assets (100%)			$1,164,234,039

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $107,001,041 or 9.2% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $378,363.

(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $7,230,036 or 0.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $521,691.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $1,390,514. This was collateralized by cash of $1,422,646 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

ASX — Australian Securities Exchange

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

OAT — Obligations Assimilables du Trésor

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

THB — Thailand Baht

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	25	12/2023	EUR	3,400,116	(86,388)
U.S. Treasury 2 Year Note	60	12/2023	USD	12,162,656	(29,610)
U.S. Treasury 5 Year Note	262	12/2023	USD	27,604,156	(257,895)
U.S. Treasury 10 Year Note	2	12/2023	USD	216,125	(4,018)
U.S. Treasury 10 Year Ultra Note	60	12/2023	USD	6,693,750	(195,742)
U.S. Treasury Ultra Bond	49	12/2023	USD	5,815,688	(429,538)
3 Month SOFR	69	3/2024	USD	16,309,875	(362,193)
3 Month SOFR	100	9/2024	USD	23,703,750	(6,388)

					(1,371,772)

Short Contracts
30 Day Federal Funds	(17)	10/2023	USD	(6,706,541)	(2,008)
Euro-BTP	(4)	12/2023	EUR	(464,048)	23,499
Euro-OAT	(3)	12/2023	EUR	(390,760)	9,792
Japan 10 Year Bond	(10)	12/2023	JPY	(9,700,214)	73,223
Long Gilt	(1)	12/2023	GBP	(114,885)	(623)
U.S. Treasury 2 Year Note	(30)	12/2023	USD	(6,081,328)	11,571
U.S. Treasury 10 Year Ultra Note	(85)	12/2023	USD	(9,482,813)	201,090
U.S. Treasury Long Bond	(44)	12/2023	USD	(5,006,375)	267,153
U.S. Treasury Ultra Bond	(35)	12/2023	USD	(4,154,062)	306,742
3 Month SOFR	(100)	12/2024	USD	(23,772,500)	12,187

					902,626

					(469,146)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	487,537	USD	69,037	Bank of America	10/3/2023	75
EUR	8,503,000	USD	8,979,168	Bank of America	10/3/2023	10,629
USD	368,664	CAD	495,000	Goldman Sachs Bank USA	10/3/2023	4,224
USD	69,892	DKK	477,576	Bank of America	10/3/2023	2,193
USD	76,575	DKK	525,000	JPMorgan Chase Bank	10/3/2023	2,154
USD	379,010	EUR	354,000	Bank of America	10/3/2023	4,743
USD	8,860,008	EUR	8,149,000	Barclays Bank plc	10/3/2023	244,478
USD	801,476	EUR	726,791	Morgan Stanley	10/12/2023	32,793
USD	254,687	MYR	1,188,496	Goldman Sachs Bank USA**	10/18/2023	1,296
USD	193	THB	6,874	JPMorgan Chase Bank	10/20/2023	4
USD	1,234,040	JPY	170,000,000	Bank of America	10/30/2023	90,913
AUD	2,488,729	USD	1,587,736	Barclays Bank plc	11/2/2023	14,197
USD	368,167	CAD	494,334	Barclays Bank plc	11/2/2023	4,061
USD	33,956	EUR	32,000	Barclays Bank plc	11/2/2023	81
USD	153,656	PEN	570,876	Bank of America**	11/9/2023	3,260
USD	10,004,945	GBP	7,844,000	JPMorgan Chase Bank	11/15/2023	432,037
USD	101,177	MXN	1,755,229	Goldman Sachs Bank USA	12/14/2023	1,704
USD	391,284	TWD	12,375,353	JPMorgan Chase Bank**	12/20/2023	4,075
USD	394,760	BRL	2,000,000	Goldman Sachs Bank USA**	1/3/2024	1,366
USD	1,122,006	IDR	17,302,454,526	Bank of America**	3/20/2024	3,056

Total unrealized appreciation						857,339

AUD	1,065,873	USD	690,545	Bank of America	10/3/2023	(5,242)
AUD	1,422,856	USD	924,896	Deutsche Bank AG	10/3/2023	(10,071)
USD	67,626	MXN	1,198,000	Barclays Bank plc	10/16/2023	(964)
THB	24,683,544	USD	691,803	Bank of America	10/20/2023	(12,925)
THB	13,969,879	USD	392,888	Deutsche Bank AG	10/20/2023	(8,670)
USD	69,037	DKK	486,777	Bank of America	11/2/2023	(77)
USD	72,797	DKK	514,085	JPMorgan Chase Bank	11/2/2023	(194)
USD	8,990,281	EUR	8,503,000	Bank of America	11/2/2023	(10,977)
GBP	388,000	USD	492,702	JPMorgan Chase Bank	11/15/2023	(19,182)
JPY	206,083,408	USD	1,438,712	Barclays Bank plc	11/15/2023	(49,474)
TWD	12,241,114	USD	385,851	Barclays Bank plc**	12/20/2023	(2,842)
IDR	3,185,043,569	USD	206,664	Bank of America**	3/20/2024	(687)
IDR	10,182,923,964	USD	660,809	Goldman Sachs Bank USA**	3/20/2024	(2,280)
IDR	4,740,081,780	USD	307,020	JPMorgan Chase Bank**	3/20/2024	(479)

Total unrealized depreciation						(124,064)

Net unrealized appreciation						733,275

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Written Put Options Contracts as of September 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	1	USD	(250,000)	USD 96.75	12/15/2023	(5,500)

Total Written Options Contracts (Premiums Received ($1,950))							(5,500)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$39,260,838	—	$39,260,838
Collateralized Mortgage Obligations	—	28,885,231	—	28,885,231
Commercial Mortgage-Backed Securities	—	16,868,242	—	16,868,242
Corporate Bonds
Communication Services	—	5,431,859	—	5,431,859
Consumer Discretionary	—	9,964,337	—	9,964,337
Consumer Staples	—	3,901,765	—	3,901,765
Energy	—	5,429,947	—	5,429,947
Financials	—	49,300,512	—	49,300,512
Health Care	—	2,117,979	—	2,117,979
Industrials	—	6,392,781	—	6,392,781
Information Technology	—	6,827,567	—	6,827,567
Materials	—	1,407,114	—	1,407,114
Real Estate	—	9,794,554	—	9,794,554
Utilities	—	9,929,050	—	9,929,050
Foreign Government Securities	—	3,703,645	356	3,704,001
Forward Currency Contracts	—	857,339	—	857,339
Futures	905,257	—	—	905,257
Mortgage-Backed Securities	—	125,213,596	—	125,213,596
Municipal Bonds	—	1,970,121	—	1,970,121
Short-Term Investments
Commercial Paper	—	15,206,338	—	15,206,338
Foreign Government Treasury Bills	—	1,524,667	—	1,524,667
Investment Company	1,422,646	—	—	1,422,646
U.S. Treasury Obligations	—	6,517,657	—	6,517,657
U.S. Government Agency Securities	—	478,285,946	—	478,285,946
U.S. Treasury Obligations	—	447,122,778	—	447,122,778

Total Assets	$2,327,903	$1,275,913,863	$356	$1,278,242,122

Liabilities:
Forward Currency Contracts	$—	$(124,064)	$—	$(124,064)
Futures	(1,374,403)	—	—	(1,374,403)
Options Written
Put Options Written	(5,500)	—	—	(5,500)

Total Liabilities	$(1,379,903)	$(124,064)	$—	$(1,503,967)

Total	$948,000	$1,275,789,799	$356	$1,276,738,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,386,916
Aggregate gross unrealized depreciation	(96,015,001)

Net unrealized depreciation	$(93,628,085)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,370,366,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	6,600	$207,108
AST SpaceMobile, Inc., Class A(x)*	12,850	48,830
ATN International, Inc.	5,040	159,062
Bandwidth, Inc., Class A*	17,680	199,254
Charge Enterprises, Inc.(x)*	73,460	36,524
Cogent Communications Holdings, Inc.	23,425	1,450,008
Consolidated Communications Holdings, Inc.*	38,331	131,092
EchoStar Corp., Class A*	21,400	358,450
Globalstar, Inc.*	315,400	413,174
IDT Corp., Class B*	10,100	222,705
Liberty Latin America Ltd., Class A*	24,100	196,656
Liberty Latin America Ltd., Class C*	87,619	714,971
Lumen Technologies, Inc.*	538,510	764,684
Ooma, Inc.*	13,070	170,041

		5,072,559

Entertainment (0.4%)
Atlanta Braves Holdings, Inc., Class A(x)*	8,500	332,095
Atlanta Braves Holdings, Inc., Class C*	24,540	876,814
Cinemark Holdings, Inc.*	62,100	1,139,535
IMAX Corp.*	27,100	523,572
Lions Gate Entertainment Corp., Class A*	30,300	256,944
Lions Gate Entertainment Corp., Class B*	59,900	471,413
Loop Media, Inc.(x)*	3,120	1,551
Madison Square Garden Entertainment Corp., Class A*	23,096	760,089
Marcus Corp. (The)(x)	15,640	242,420
Playstudios, Inc.*	21,030	66,875
Reservoir Media, Inc.*	3,790	23,119
Sphere Entertainment Co.*	14,716	546,847
Vivid Seats, Inc., Class A*	33,510	215,134

		5,456,408

Interactive Media & Services (0.7%)
Bumble, Inc., Class A*	52,880	788,970
Cargurus, Inc., Class A*	50,100	877,752
Cars.com, Inc.*	41,400	698,004
DHI Group, Inc.*	10,220	31,273
Eventbrite, Inc., Class A*	36,900	363,834
EverQuote, Inc., Class A*	15,130	109,390
fuboTV, Inc.(x)*	191,840	512,213
Grindr, Inc.*	8,210	47,208
MediaAlpha, Inc., Class A*	11,390	94,081
Nextdoor Holdings, Inc.(x)*	14,300	26,026
Outbrain, Inc.*	10,940	53,278
QuinStreet, Inc.*	27,250	244,432
Shutterstock, Inc.	11,000	418,550
System1, Inc.*	790	956
TrueCar, Inc.*	48,500	100,395
Vimeo, Inc.*	72,200	255,588
Yelp, Inc., Class A*	44,800	1,863,232
Ziff Davis, Inc.*	23,478	1,495,314
ZipRecruiter, Inc., Class A*	40,300	483,197

		8,463,693

Media (0.7%)
Advantage Solutions, Inc.(x)*	52,950	150,378
AMC Networks, Inc., Class A*	21,230	250,089
Boston Omaha Corp., Class A*	11,130	182,421
Cardlytics, Inc.*	23,240	383,460
Clear Channel Outdoor Holdings, Inc.*	188,600	297,988
Daily Journal Corp.*	700	205,800
Emerald Holding, Inc.*	760	3,435
Entravision Communications Corp., Class A	41,990	153,264
EW Scripps Co. (The), Class A*	34,512	189,126
Gambling.com Group Ltd.*	3,640	47,611
Gannett Co., Inc.*	108,089	264,818
Gray Television, Inc.	44,400	307,248
iHeartMedia, Inc., Class A*	58,100	183,596
Integral Ad Science Holding Corp.*	24,800	294,872
John Wiley & Sons, Inc., Class A	22,500	836,325
Magnite, Inc.*	60,023	452,573
PubMatic, Inc., Class A*	21,000	254,100
Scholastic Corp.	14,960	570,574
Sinclair, Inc.	30,200	338,844
Stagwell, Inc., Class A*	57,810	271,129
TechTarget, Inc.*	15,200	461,472
TEGNA, Inc.	121,900	1,776,083
Thryv Holdings, Inc.*	6,780	127,261
Townsquare Media, Inc., Class A	640	5,581
Urban One, Inc.*	2,460	12,374
Urban One, Inc., Class A*	10,430	52,358
WideOpenWest, Inc.*	33,100	253,215

		8,325,995

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	26,000	310,180
Shenandoah Telecommunications Co.	26,948	555,398
Spok Holdings, Inc.	1,750	24,973
Telephone and Data Systems, Inc.	52,500	961,275
Tingo Group, Inc.(x)*	126,040	129,191

		1,981,017

Total Communication Services		29,299,672

Consumer Discretionary (10.5%)
Automobile Components (1.5%)
Adient plc*	49,900	1,831,330
American Axle & Manufacturing Holdings, Inc.*	62,675	455,021
Dana, Inc.	86,065	1,262,574
Dorman Products, Inc.*	15,300	1,159,128
Fox Factory Holding Corp.*	22,600	2,239,208
Gentherm, Inc.*	16,900	916,994
Goodyear Tire & Rubber Co. (The)*	164,623	2,046,264
Holley, Inc.(x)*	17,260	86,127
LCI Industries	13,470	1,581,647
Luminar Technologies, Inc., Class A(x)*	146,490	666,529
Modine Manufacturing Co.*	27,730	1,268,648
Patrick Industries, Inc.	13,825	1,037,704
Solid Power, Inc.(x)*	92,790	187,436
Standard Motor Products, Inc.	12,900	433,698
Stoneridge, Inc.*	13,300	266,931
Visteon Corp.*	16,100	2,222,927
XPEL, Inc.(m)*	12,080	931,489

		18,593,655

Automobiles (0.1%)
Fisker, Inc., Class A(x)*	82,400	529,008
Livewire Group, Inc.*	1,540	10,672
Winnebago Industries, Inc.	17,446	1,037,165
Workhorse Group, Inc.(x)*	53,300	22,087

		1,598,932

Broadline Retail (0.1%)
Big Lots, Inc.(x)	18,000	91,980
ContextLogic, Inc., Class A(x)*	9,564	42,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Dillard’s, Inc., Class A(x)	2,100	$694,701

		828,860

Diversified Consumer Services (1.1%)
2U, Inc.*	47,580	117,523
Adtalem Global Education, Inc.*	22,600	968,410
Carriage Services, Inc., Class A	7,070	199,728
Chegg, Inc.*	62,700	559,284
Coursera, Inc.*	70,150	1,311,103
Duolingo, Inc., Class A*	15,330	2,542,787
European Wax Center, Inc., Class A*	14,900	241,380
Frontdoor, Inc.*	41,700	1,275,603
Graham Holdings Co., Class B	2,100	1,224,300
Laureate Education, Inc.	60,100	847,410
Nerdy, Inc.*	22,040	81,548
OneSpaWorld Holdings Ltd.*	44,950	504,339
Perdoceo Education Corp.	38,800	663,480
Rover Group, Inc., Class A(x)*	46,920	293,719
Strategic Education, Inc.	12,764	960,491
Stride, Inc.*	23,284	1,048,479
Udemy, Inc.*	36,400	345,800
WW International, Inc.*	54,460	602,872

		13,788,256

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc., Class A*	22,190	242,981
Bally’s Corp.*	13,300	174,363
Biglari Holdings, Inc., Class B*	481	79,846
BJ’s Restaurants, Inc.*	12,134	284,664
Bloomin’ Brands, Inc.	60,200	1,480,318
Bluegreen Vacations Holding Corp., Class A	5,669	207,939
Bowlero Corp., Class A(x)*	22,170	213,275
Brinker International, Inc.*	25,400	802,386
Century Casinos, Inc.*	4,800	24,624
Cheesecake Factory, Inc. (The)	25,821	782,376
Chuy’s Holdings, Inc.*	8,900	316,662
Cracker Barrel Old Country Store, Inc.	13,801	927,427
Dave & Buster’s Entertainment, Inc.*	24,200	897,094
Denny’s Corp.*	34,500	292,215
Dine Brands Global, Inc.	11,381	562,790
El Pollo Loco Holdings, Inc.	20,130	180,164
Everi Holdings, Inc.*	37,000	489,140
First Watch Restaurant Group, Inc.*	11,910	205,924
Global Business Travel Group I*	6,130	33,715
Golden Entertainment, Inc.	10,620	362,992
Hilton Grand Vacations, Inc.*	49,400	2,010,580
Inspired Entertainment, Inc.*	2,190	26,192
International Game Technology plc	57,600	1,746,432
Jack in the Box, Inc.	14,339	990,251
Krispy Kreme, Inc.(x)	43,221	538,966
Kura Sushi USA, Inc., Class A(x)*	2,210	146,125
Life Time Group Holdings, Inc.*	17,000	258,570
Light & Wonder, Inc.*	49,900	3,559,367
Lindblad Expeditions Holdings, Inc.(x)*	21,410	154,152
Monarch Casino & Resort, Inc.	6,700	416,070
Mondee Holdings, Inc., Class A(x)*	10,150	36,236
Nathan’s Famous, Inc.	400	28,264
Noodles & Co., Class A(x)*	7,000	17,220
Papa John’s International, Inc.	18,742	1,278,579
Portillo’s, Inc., Class A*	22,690	349,199
RCI Hospitality Holdings, Inc.	3,150	191,079
Red Rock Resorts, Inc., Class A	27,200	1,115,200
Rush Street Interactive, Inc.*	27,300	126,126
Sabre Corp.*	164,400	738,156
SeaWorld Entertainment, Inc.*	20,800	962,000
Shake Shack, Inc., Class A*	20,300	1,178,821
Six Flags Entertainment Corp.*	38,600	907,486
Super Group SGHC Ltd.*	18,230	67,269
Sweetgreen, Inc., Class A*	44,891	527,469
Target Hospitality Corp.(x)*	23,200	368,416
Xponential Fitness, Inc., Class A*	11,670	180,885

		26,480,005

Household Durables (2.0%)
Beazer Homes USA, Inc.*	9,830	244,865
Cavco Industries, Inc.*	5,000	1,328,300
Century Communities, Inc.	15,100	1,008,378
Cricut, Inc., Class A(x)	25,540	237,267
Dream Finders Homes, Inc., Class A(x)*	8,700	193,401
Ethan Allen Interiors, Inc.	9,554	285,665
GoPro, Inc., Class A*	57,400	180,236
Green Brick Partners, Inc.*	14,800	614,348
Helen of Troy Ltd.*	12,298	1,433,455
Hovnanian Enterprises, Inc., Class A*	2,140	217,552
Installed Building Products, Inc.	13,300	1,661,037
iRobot Corp.*	16,000	606,400
KB Home	40,310	1,865,547
Landsea Homes Corp.*	4,170	37,488
La-Z-Boy, Inc.	28,309	874,182
Legacy Housing Corp.*	3,020	58,618
LGI Homes, Inc.*	13,000	1,293,370
Lovesac Co. (The)*	12,550	249,996
M.D.C. Holdings, Inc.	30,274	1,248,197
M/I Homes, Inc.*	16,300	1,369,852
Meritage Homes Corp.	22,139	2,709,592
Purple Innovation, Inc., Class A(x)	34,040	58,209
Skyline Champion Corp.*	28,700	1,828,764
Snap One Holdings Corp.*	5,570	51,467
Sonos, Inc.*	65,753	848,871
Taylor Morrison Home Corp., Class A*	56,920	2,425,361
Traeger, Inc.*	10,160	27,737
Tri Pointe Homes, Inc.*	61,101	1,671,112
Vizio Holding Corp., Class A*	35,400	191,514

		24,820,781

Leisure Products (0.5%)
Acushnet Holdings Corp.	20,000	1,060,800
Clarus Corp.(x)	23,034	174,137
Funko, Inc., Class A(x)*	24,200	185,130
Johnson Outdoors, Inc., Class A	3,790	207,275
Latham Group, Inc.*	33,850	94,780
Malibu Boats, Inc., Class A*	12,000	588,240
Marine Products Corp.	3,050	43,341
MasterCraft Boat Holdings, Inc.(x)*	6,760	150,207
Smith & Wesson Brands, Inc.	22,035	284,472
Solo Brands, Inc., Class A*	13,880	70,788
Sturm Ruger & Co., Inc.	10,700	557,684
Topgolf Callaway Brands Corp.*	70,563	976,592
Vista Outdoor, Inc.*	28,200	933,984

		5,327,430

Specialty Retail (2.5%)
1-800-Flowers.com, Inc., Class A*	10,000	70,000
Aaron’s Co., Inc. (The)	14,300	149,721
Abercrombie & Fitch Co., Class A*	25,500	1,437,435
Academy Sports & Outdoors, Inc.	39,400	1,862,438
American Eagle Outfitters, Inc.	97,640	1,621,800
America’s Car-Mart, Inc.(x)*	2,500	227,475
Arko Corp.	53,500	382,525
Asbury Automotive Group, Inc.*	11,542	2,655,468
Boot Barn Holdings, Inc.*	15,700	1,274,683
Buckle, Inc. (The)	11,489	383,618
Build-A-Bear Workshop, Inc.	2,600	76,466
Caleres, Inc.	18,863	542,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Camping World Holdings, Inc., Class A(x)	19,000	$387,790
CarParts.com, Inc.*	24,500	100,940
Carvana Co., Class A(x)*	51,260	2,151,895
Cato Corp. (The), Class A(x)	13,523	103,586
Chico’s FAS, Inc.*	46,200	345,576
Children’s Place, Inc. (The)*	7,700	208,131
Designer Brands, Inc., Class A(x)	33,300	421,578
Destination XL Group, Inc.*	13,650	61,152
Duluth Holdings, Inc., Class B*	700	4,207
EVgo, Inc., Class A(x)*	57,000	192,660
Foot Locker, Inc.	41,900	726,965
Genesco, Inc.*	13,797	425,223
Group 1 Automotive, Inc.	7,507	2,017,206
GrowGeneration Corp.(x)*	28,000	81,760
Guess?, Inc.	17,200	372,208
Haverty Furniture Cos., Inc.	7,570	217,865
Hibbett, Inc.	6,255	297,175
Lands’ End, Inc.*	1,300	9,711
Leslie’s, Inc.*	94,900	537,134
MarineMax, Inc.*	11,500	377,430
Monro, Inc.	17,704	491,640
National Vision Holdings, Inc.*	44,892	726,353
ODP Corp. (The)*	22,200	1,024,530
OneWater Marine, Inc., Class A*	1,620	41,504
Overstock.com, Inc.*	23,300	368,606
PetMed Express, Inc.(x)	4,700	48,175
Revolve Group, Inc., Class A(x)*	18,600	253,146
Sally Beauty Holdings, Inc.*	68,800	576,544
Shoe Carnival, Inc.	13,000	312,390
Signet Jewelers Ltd.	27,100	1,946,051
Sleep Number Corp.*	12,400	304,916
Sonic Automotive, Inc., Class A	14,925	712,818
Sportsman’s Warehouse Holdings, Inc.*	16,100	72,289
Stitch Fix, Inc., Class A*	87,260	301,047
Tilly’s, Inc., Class A*	1,500	12,180
Torrid Holdings, Inc.(x)*	5,200	11,492
Upbound Group, Inc.	34,203	1,007,278
Urban Outfitters, Inc.*	40,000	1,307,600
Warby Parker, Inc., Class A*	42,100	554,036
Winmark Corp.	1,500	559,695
Zumiez, Inc.*	13,720	244,216

		30,600,827

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A*	3,200	3,552
Figs, Inc., Class A*	64,300	379,370
G-III Apparel Group Ltd.*	24,300	605,556
Hanesbrands, Inc.	188,060	744,718
Kontoor Brands, Inc.	29,340	1,288,319
Movado Group, Inc.	7,950	217,432
Oxford Industries, Inc.	8,800	845,944
Steven Madden Ltd.	48,610	1,544,340
Wolverine World Wide, Inc.	45,080	363,345

		5,992,576

Total Consumer Discretionary		128,031,322

Consumer Staples (3.5%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	2,700	1,718,064
Duckhorn Portfolio, Inc. (The)(x)*	20,260	207,867
MGP Ingredients, Inc.	8,470	893,416
National Beverage Corp.*	10,900	512,518
Primo Water Corp.	90,700	1,251,660
Vita Coco Co., Inc. (The)*	13,700	356,748
Zevia PBC, Class A(x)*	4,460	9,901

		4,950,174

Consumer Staples Distribution & Retail (0.6%)
Andersons, Inc. (The)	16,309	840,076
Chefs’ Warehouse, Inc. (The)*	15,200	321,936
HF Foods Group, Inc.*	12,580	49,943
Ingles Markets, Inc., Class A	9,600	723,168
Natural Grocers by Vitamin Cottage, Inc.	15,370	198,427
PriceSmart, Inc.	16,562	1,232,710
SpartanNash Co.	16,870	371,140
Sprouts Farmers Market, Inc.*	61,700	2,640,760
United Natural Foods, Inc.*	28,688	405,648
Village Super Market, Inc., Class A	7,100	160,744
Weis Markets, Inc.	8,451	532,413

		7,476,965

Food Products (1.2%)
Alico, Inc.	2,180	54,413
B&G Foods, Inc.(x)	37,900	374,831
Benson Hill, Inc.(x)*	73,560	24,385
Beyond Meat, Inc.(x)*	31,000	298,220
BRC, Inc., Class A(x)*	46,050	165,320
Calavo Growers, Inc.	8,900	224,547
Cal-Maine Foods, Inc.	17,484	846,575
Dole plc	38,210	442,472
Forafric Global plc*	790	8,919
Fresh Del Monte Produce, Inc.	18,604	480,727
Hain Celestial Group, Inc. (The)*	37,900	393,023
Hostess Brands, Inc., Class A*	69,300	2,308,383
J & J Snack Foods Corp.	8,703	1,424,246
John B Sanfilippo & Son, Inc.	4,740	468,312
Lancaster Colony Corp.	10,837	1,788,430
Limoneira Co.(x)	2,870	43,969
Mission Produce, Inc.(x)*	21,030	203,570
Seneca Foods Corp., Class A*	8,440	454,325
Simply Good Foods Co. (The)*	48,000	1,656,960
Sovos Brands, Inc.*	27,460	619,223
SunOpta, Inc.*	49,200	165,804
TreeHouse Foods, Inc.*	27,000	1,176,660
Utz Brands, Inc.	30,600	410,958
Vital Farms, Inc.*	20,420	236,464
Westrock Coffee Co.(x)*	7,520	66,627

		14,337,363

Household Products (0.3%)
Central Garden & Pet Co.*	6,090	268,813
Central Garden & Pet Co., Class A*	23,833	955,465
Energizer Holdings, Inc.	35,300	1,131,012
Oil-Dri Corp. of America	1,460	90,155
WD-40 Co.	8,327	1,692,379

		4,137,824

Personal Care Products (0.9%)
Beauty Health Co. (The)(x)*	44,200	266,084
BellRing Brands, Inc.*	68,415	2,820,750
e.l.f. Beauty, Inc.*	28,760	3,158,711
Edgewell Personal Care Co.	30,300	1,119,888
Herbalife Ltd.*	49,900	698,101
Inter Parfums, Inc.	9,200	1,235,928
Medifast, Inc.	6,100	456,585
Nature’s Sunshine Products, Inc.*	4,370	72,411
Nu Skin Enterprises, Inc., Class A	25,800	547,218
Thorne HealthTech, Inc.(x)*	2,220	22,622
USANA Health Sciences, Inc.*	7,100	416,131
Waldencast plc, Class A(x)*	2,250	21,195

		10,835,624

Tobacco (0.1%)
Ispire Technology, Inc.(x)*	1,660	15,189
Turning Point Brands, Inc.	11,540	266,459
Universal Corp.	14,253	672,884
Vector Group Ltd.	78,308	833,197

		1,787,729

Total Consumer Staples		43,525,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (8.4%)
Energy Equipment & Services (3.0%)
Archrock, Inc.	71,400	$899,640
Atlas Energy Solutions, Inc., Class A(x)	7,260	161,390
Borr Drilling Ltd.*	105,400	748,340
Bristow Group, Inc., Class A*	8,466	238,487
Cactus, Inc., Class A	40,170	2,016,936
ChampionX Corp.	107,900	3,843,398
Core Laboratories, Inc.	25,050	601,451
Diamond Offshore Drilling, Inc.*	50,400	739,872
DMC Global, Inc.*	17,190	420,639
Dril-Quip, Inc.*	21,800	614,106
Expro Group Holdings NV*	47,519	1,103,866
Forum Energy Technologies, Inc.*	780	18,736
Helix Energy Solutions Group, Inc.*	79,900	892,483
Helmerich & Payne, Inc.	54,700	2,306,152
KLX Energy Services Holdings, Inc.*	2,310	27,374
Liberty Energy, Inc., Class A	91,360	1,691,987
Mammoth Energy Services, Inc.*	1,520	7,053
Nabors Industries Ltd.*	3,600	443,304
Newpark Resources, Inc.*	57,902	400,103
Noble Corp. plc	57,523	2,913,540
Oceaneering International, Inc.*	55,500	1,427,460
Oil States International, Inc.*	41,400	346,518
Patterson-UTI Energy, Inc.	190,555	2,637,281
ProFrac Holding Corp., Class A(x)*	15,720	171,034
ProPetro Holding Corp.*	45,500	483,665
Ranger Energy Services, Inc., Class A	1,710	24,248
RPC, Inc.	37,300	333,462
SEACOR Marine Holdings, Inc.*	3,680	51,078
Seadrill Ltd.*	27,000	1,209,330
Select Water Solutions, Inc., Class A	37,900	301,305
Solaris Oilfield Infrastructure, Inc., Class A	29,170	310,952
TETRA Technologies, Inc.*	79,550	507,529
Tidewater, Inc.*	29,390	2,088,747
US Silica Holdings, Inc.*	39,800	558,792
Valaris Ltd.*	30,700	2,301,886
Weatherford International plc*	41,780	3,773,987

		36,616,131

Oil, Gas & Consumable Fuels (5.4%)
Amplify Energy Corp.*	30,900	227,115
Ardmore Shipping Corp.	14,520	188,905
Berry Corp.	38,200	313,240
California Resources Corp.	43,700	2,447,637
Callon Petroleum Co.*	32,730	1,280,398
Centrus Energy Corp., Class A*	8,460	480,190
Chord Energy Corp.	22,329	3,618,861
Civitas Resources, Inc.	37,206	3,008,849
Clean Energy Fuels Corp.*	90,259	345,692
CNX Resources Corp.*	87,250	1,970,105
Comstock Resources, Inc.(x)	47,600	525,028
CONSOL Energy, Inc.	16,700	1,751,997
Crescent Energy Co., Class A(x)	27,230	344,187
CVR Energy, Inc.	20,900	711,227
Delek US Holdings, Inc.	33,827	961,025
Denbury, Inc.*	26,200	2,567,862
DHT Holdings, Inc.	61,900	637,570
Dorian LPG Ltd.	21,738	624,533
Earthstone Energy, Inc., Class A*	30,770	622,785
Empire Petroleum Corp.(x)*	2,260	21,764
Encore Energy Corp.*	25,140	81,956
Energy Fuels, Inc.*	75,100	617,322
Enviva, Inc.(x)	27,050	202,064
Equitrans Midstream Corp.	233,420	2,187,145
Evolution Petroleum Corp.	3,880	26,539
Excelerate Energy, Inc., Class A	13,370	227,825
FLEX LNG Ltd.(x)	14,400	434,304
Gevo, Inc.(x)*	188,190	223,946
Golar LNG Ltd.	55,400	1,344,004
Granite Ridge Resources, Inc.	6,040	36,844
Green Plains, Inc.*	26,600	800,660
Gulfport Energy Corp.*	6,000	711,960
Hallador Energy Co.*	1,930	27,831
HighPeak Energy, Inc.(x)	19,780	333,886
International Seaways, Inc.	24,804	1,116,180
Jura Energy Corp.*	690	20
Kinetik Holdings, Inc., Class A(x)	9,300	313,875
Kosmos Energy Ltd.*	234,000	1,914,120
Magnolia Oil & Gas Corp., Class A	97,980	2,244,722
Matador Resources Co.	58,900	3,503,372
Murphy Oil Corp.	80,100	3,632,535
NACCO Industries, Inc., Class A	1,250	43,837
NextDecade Corp.(x)*	43,450	222,464
Nordic American Tankers Ltd.	131,701	542,608
Northern Oil and Gas, Inc.	40,150	1,615,234
Overseas Shipholding Group, Inc., Class A*	13,670	60,011
Par Pacific Holdings, Inc.*	39,230	1,409,926
PBF Energy, Inc., Class A	62,250	3,332,243
Peabody Energy Corp.	77,100	2,003,829
Permian Resources Corp., Class A	148,670	2,075,433
PrimeEnergy Resources Corp.*	60	6,959
REX American Resources Corp.*	9,900	403,128
Riley Exploration Permian, Inc.	6,570	208,860
Ring Energy, Inc.(x)*	142,680	278,226
SandRidge Energy, Inc.	17,900	280,314
Scorpio Tankers, Inc.	25,930	1,403,332
SFL Corp. Ltd.	51,605	575,396
SilverBow Resources, Inc.(x)*	9,800	350,546
Sitio Royalties Corp., Class A	43,125	1,044,056
SM Energy Co.	61,700	2,446,405
Talos Energy, Inc.*	59,750	982,290
Teekay Corp.*	38,510	237,607
Teekay Tankers Ltd., Class A	10,500	437,115
Tellurian, Inc.(x)*	257,200	298,352
Uranium Energy Corp.(x)*	166,600	857,990
VAALCO Energy, Inc.	72,790	319,548
Verde Clean Fuels, Inc.(x)*	460	1,734
Vertex Energy, Inc.(x)*	30,650	136,393
Vital Energy, Inc.*	6,600	365,772
Vitesse Energy, Inc.	13,700	313,593
W&T Offshore, Inc.*	78,444	343,585
World Kinect Corp.	37,600	843,368

		66,070,234

Total Energy		102,686,365

Financials (15.9%)
Banks (8.2%)
1st Source Corp.	5,872	247,152
ACNB Corp.	1,810	57,214
Amalgamated Financial Corp.	15,120	260,366
Amerant Bancorp, Inc., Class A	13,500	235,440
American National Bankshares, Inc.	5,800	220,052
Ameris Bancorp	37,094	1,424,039
Ames National Corp.	310	5,143
Arrow Financial Corp.	11,121	189,279
Associated Banc-Corp.	78,600	1,344,846
Atlantic Union Bankshares Corp.	40,774	1,173,476
Axos Financial, Inc.*	34,600	1,309,956
Banc of California, Inc.	20,600	255,028
BancFirst Corp.	14,000	1,214,220
Bancorp, Inc. (The)*	29,900	1,031,550
Bank First Corp.(x)	4,990	384,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Hawaii Corp.	20,960	$1,041,502
Bank of Marin Bancorp	11,210	204,919
Bank of NT Butterfield & Son Ltd. (The)	31,000	839,480
Bank7 Corp.	160	3,602
BankUnited, Inc.	43,400	985,180
Bankwell Financial Group, Inc.	810	19,659
Banner Corp.	17,800	754,364
Bar Harbor Bankshares	8,226	194,380
BayCom Corp.	3,820	73,382
BCB Bancorp, Inc.	4,190	46,677
Berkshire Hills Bancorp, Inc.	25,770	516,689
Blue Foundry Bancorp*	7,190	60,180
Blue Ridge Bankshares, Inc.	1,670	7,548
Bridgewater Bancshares, Inc.*	11,980	113,570
Brookline Bancorp, Inc.	42,080	383,349
Burke & Herbert Financial Services Corp.(x)	1,740	80,849
Business First Bancshares, Inc.	9,060	169,966
Byline Bancorp, Inc.	11,850	233,564
C&F Financial Corp.(x)	100	5,360
Cadence Bank	91,780	1,947,572
Cambridge Bancorp	3,610	224,867
Camden National Corp.	6,960	196,411
Capital Bancorp, Inc.	1,800	34,434
Capital City Bank Group, Inc.	6,860	204,634
Capitol Federal Financial, Inc.	78,900	376,353
Capstar Financial Holdings, Inc.	5,700	80,883
Carter Bankshares, Inc.*	9,250	115,902
Cathay General Bancorp	42,247	1,468,506
Central Pacific Financial Corp.	15,110	252,035
Central Valley Community Bancorp	300	4,233
Chemung Financial Corp.	130	5,149
ChoiceOne Financial Services, Inc.(x)	150	2,946
Citizens & Northern Corp.	7,292	127,975
Citizens Financial Services, Inc.	710	34,023
City Holding Co.	8,550	772,492
Civista Bancshares, Inc.	2,580	39,990
CNB Financial Corp.	11,360	205,730
Coastal Financial Corp.*	5,060	217,125
Codorus Valley Bancorp, Inc.(x)	220	4,101
Colony Bankcorp, Inc.	2,740	27,386
Columbia Financial, Inc.*	19,400	304,774
Community Bank System, Inc.	28,302	1,194,627
Community Trust Bancorp, Inc.	6,595	225,945
ConnectOne Bancorp, Inc.	15,300	272,799
CrossFirst Bankshares, Inc.*	19,510	196,856
Customers Bancorp, Inc.*	13,600	468,520
CVB Financial Corp.	76,087	1,260,762
Dime Community Bancshares, Inc.	17,832	355,927
Eagle Bancorp, Inc.	15,450	331,402
Eastern Bankshares, Inc.	93,258	1,169,455
Enterprise Bancorp, Inc.	6,600	180,708
Enterprise Financial Services Corp.	17,927	672,262
Equity Bancshares, Inc., Class A	8,680	208,928
Esquire Financial Holdings, Inc.	2,410	110,113
ESSA Bancorp, Inc.	260	3,903
Evans Bancorp, Inc.	180	4,824
Farmers & Merchants Bancorp, Inc.(x)	4,700	82,391
Farmers National Banc Corp.(x)	17,900	206,924
FB Financial Corp.	19,016	539,294
Fidelity D&D Bancorp, Inc.	130	5,902
Financial Institutions, Inc.	10,490	176,547
First Bancorp (Nasdaq Stock Exchange)	28,140	791,860
First Bancorp (New York Stock Exchange)	98,900	1,331,194
First Bancorp, Inc. (The)	6,069	142,621
First Bancshares, Inc. (The)	23,460	632,716
First Bank	1,820	19,620
First Busey Corp.	29,559	568,124
First Business Financial Services, Inc.	1,140	34,211
First Commonwealth Financial Corp.	51,413	627,753
First Community Bankshares, Inc.	7,920	233,244
First Community Corp.(x)	280	4,836
First Financial Bancorp	54,043	1,059,243
First Financial Bankshares, Inc.	73,748	1,852,550
First Financial Corp.	6,050	204,550
First Foundation, Inc.	46,950	285,456
First Interstate BancSystem, Inc., Class A	55,466	1,383,322
First Merchants Corp.	28,377	789,448
First Mid Bancshares, Inc.	9,400	249,664
First of Long Island Corp. (The)	17,525	201,713
First Western Financial, Inc.*	630	11,434
Five Star Bancorp	4,110	82,447
Flushing Financial Corp.	18,132	238,073
FS Bancorp, Inc.	200	5,900
Fulton Financial Corp.	100,400	1,215,844
FVCBankcorp, Inc.*	2,555	32,730
German American Bancorp, Inc.	11,850	321,016
Glacier Bancorp, Inc.	57,638	1,642,683
Great Southern Bancorp, Inc.	4,510	216,119
Greene County Bancorp, Inc.(x)	3,980	95,719
Guaranty Bancshares, Inc.	4,080	117,055
Hancock Whitney Corp.	49,287	1,823,126
Hanmi Financial Corp.	14,880	241,502
HarborOne Bancorp, Inc.	23,234	221,188
HBT Financial, Inc.	6,660	121,478
Heartland Financial USA, Inc.	20,200	594,486
Heritage Commerce Corp.	30,500	258,335
Heritage Financial Corp.	26,162	426,702
Hilltop Holdings, Inc.	25,900	734,524
Hingham Institution For Savings (The)(x)	1,210	225,967
Home Bancorp, Inc.	5,010	159,669
Home BancShares, Inc.	95,901	2,008,167
HomeStreet, Inc.	19,100	148,789
HomeTrust Bancshares, Inc.	9,150	198,281
Hope Bancorp, Inc.	74,114	655,909
Horizon Bancorp, Inc.	22,540	240,727
Independent Bank Corp.	12,440	228,150
Independent Bank Corp./MA	25,437	1,248,702
Independent Bank Group, Inc.	18,155	718,030
International Bancshares Corp.	31,590	1,369,111
John Marshall Bancorp, Inc.	3,160	56,406
Kearny Financial Corp.	58,411	404,788
Lakeland Bancorp, Inc.	31,035	391,662
Lakeland Financial Corp.	13,900	659,694
LCNB Corp.	340	4,852
Live Oak Bancshares, Inc.	17,600	509,520
Luther Burbank Corp.	15,590	130,956
Macatawa Bank Corp.	17,700	158,592
MainStreet Bancshares, Inc.	340	6,984
Mercantile Bank Corp.	7,330	226,570
Metrocity Bankshares, Inc.	7,890	155,275
Metropolitan Bank Holding Corp.(x)*	15,040	545,651
Mid Penn Bancorp, Inc.	4,580	92,195
Middlefield Banc Corp.	250	6,353
Midland States Bancorp, Inc.	10,810	222,037
MidWestOne Financial Group, Inc.	8,990	182,767
MVB Financial Corp.	3,980	89,868
National Bank Holdings Corp., Class A	23,100	687,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
National Bankshares, Inc.(x)	140	$3,506
NBT Bancorp, Inc.	24,682	782,173
Nicolet Bankshares, Inc.	6,200	432,636
Northeast Bank	3,380	149,058
Northeast Community Bancorp, Inc.(x)	1,020	15,055
Northfield Bancorp, Inc.	20,943	197,911
Northrim Bancorp, Inc.	280	11,094
Northwest Bancshares, Inc.	65,110	666,075
Norwood Financial Corp.	310	7,986
Oak Valley Bancorp(x)	270	6,772
OceanFirst Financial Corp.	33,679	487,335
OFG Bancorp	24,000	716,640
Old National Bancorp	149,472	2,173,323
Old Second Bancorp, Inc.	18,550	252,465
Orange County Bancorp, Inc.(x)	230	9,929
Origin Bancorp, Inc.	15,590	450,083
Orrstown Financial Services, Inc.	1,010	21,220
Pacific Premier Bancorp, Inc.	48,933	1,064,782
PacWest Bancorp	64,070	506,794
Park National Corp.	7,748	732,341
Parke Bancorp, Inc.	1,010	16,453
Pathward Financial, Inc.	20,900	963,281
PCB Bancorp	3,120	48,204
Peapack-Gladstone Financial Corp.	7,850	201,352
Penns Woods Bancorp, Inc.	190	4,005
Peoples Bancorp, Inc.	17,308	439,277
Peoples Financial Services Corp.	4,280	171,628
Plumas Bancorp	170	5,804
Ponce Financial Group, Inc.*	1,220	9,540
Preferred Bank	6,900	429,525
Premier Financial Corp.	19,333	329,821
Primis Financial Corp.	10,890	88,753
Princeton Bancorp, Inc.	170	4,928
Provident Financial Services, Inc.	40,315	616,416
QCR Holdings, Inc.	5,600	271,712
RBB Bancorp	7,130	91,121
Red River Bancshares, Inc.	1,650	75,834
Renasant Corp.	32,481	850,677
Republic Bancorp, Inc., Class A	4,860	214,083
S&T Bancorp, Inc.	21,157	572,932
Sandy Spring Bancorp, Inc.	26,748	573,210
Seacoast Banking Corp. of Florida	45,019	988,617
ServisFirst Bancshares, Inc.	25,400	1,325,118
Shore Bancshares, Inc.(x)	5,925	62,331
Sierra Bancorp	9,056	171,702
Simmons First National Corp., Class A	63,529	1,077,452
SmartFinancial, Inc.	4,540	97,020
South Plains Financial, Inc.	5,230	138,281
Southern First Bancshares, Inc.*	4,050	109,107
Southern Missouri Bancorp, Inc.	5,880	227,497
Southern States Bancshares, Inc.	190	4,292
Southside Bancshares, Inc.	16,189	464,624
SouthState Corp.	40,686	2,740,609
Stellar Bancorp, Inc.	24,904	530,953
Sterling Bancorp, Inc.*	3,430	20,031
Stock Yards Bancorp, Inc.	14,850	583,457
Summit Financial Group, Inc.	7,050	158,907
Texas Capital Bancshares, Inc.*	29,400	1,731,660
Third Coast Bancshares, Inc.*	2,350	40,185
Timberland Bancorp, Inc.	310	8,401
Tompkins Financial Corp.	8,400	411,516
Towne Bank	43,921	1,007,109
TriCo Bancshares	22,112	708,247
Triumph Financial, Inc.*	12,300	796,917
TrustCo Bank Corp.	7,630	208,223
Trustmark Corp.	38,880	844,862
UMB Financial Corp.	25,618	1,589,597
United Bankshares, Inc.	66,864	1,844,778
United Community Banks, Inc.	61,780	1,569,830
Unity Bancorp, Inc.	1,670	39,128
Univest Financial Corp.	12,265	213,166
USCB Financial Holdings, Inc.(x)*	1,810	19,023
Valley National Bancorp	217,186	1,859,112
Veritex Holdings, Inc.	29,970	537,962
Virginia National Bankshares Corp.	330	10,016
Washington Federal, Inc.	32,700	837,774
Washington Trust Bancorp, Inc.	9,420	248,029
WesBanco, Inc.	31,167	761,098
West Bancorp, Inc.	9,600	156,576
Westamerica Bancorp	14,274	617,351
WSFS Financial Corp.	35,045	1,279,142

		100,653,617

Capital Markets (1.4%)
AlTi Global, Inc.(x)*	4,120	28,675
Artisan Partners Asset Management, Inc., Class A	28,900	1,081,438
AssetMark Financial Holdings, Inc.*	10,000	250,800
Avantax, Inc.*	24,900	636,942
B Riley Financial, Inc.(x)	10,374	425,230
Bakkt Holdings, Inc.(x)*	66,850	78,215
BGC Group, Inc., Class A	176,900	934,032
Brightsphere Investment Group, Inc.	16,700	323,813
Cohen & Steers, Inc.	11,909	746,575
Diamond Hill Investment Group, Inc.	1,313	221,332
Donnelley Financial Solutions, Inc.*	15,900	894,852
Forge Global Holdings, Inc.(x)*	24,270	49,268
GCM Grosvenor, Inc., Class A(x)	20,560	159,546
Hamilton Lane, Inc., Class A	19,530	1,766,293
MarketWise, Inc.	6,570	10,512
Moelis & Co., Class A	37,800	1,705,914
Open Lending Corp.*	54,100	396,012
P10, Inc., Class A(x)	9,670	112,656
Patria Investments Ltd., Class A(x)	29,050	423,549
Perella Weinberg Partners, Class A	27,020	275,064
Piper Sandler Cos.	8,400	1,220,604
PJT Partners, Inc., Class A	12,900	1,024,776
Sculptor Capital Management, Inc., Class A	21,070	244,412
Silvercrest Asset Management Group, Inc., Class A	1,430	22,694
StepStone Group, Inc., Class A	26,600	840,028
StoneX Group, Inc.*	8,700	843,204
Value Line, Inc.	800	34,976
Victory Capital Holdings, Inc., Class A	21,780	726,145
Virtus Investment Partners, Inc.	4,078	823,715
WisdomTree, Inc.	72,380	506,660

		16,807,932

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	5,160	156,400
Bread Financial Holdings, Inc.	25,200	861,840
Consumer Portfolio Services, Inc.*	2,290	20,770
Encore Capital Group, Inc.*	15,700	749,832
Enova International, Inc.*	16,213	824,755
FirstCash Holdings, Inc.	19,895	1,997,060
Green Dot Corp., Class A*	32,600	454,118
LendingClub Corp.*	49,700	303,170
LendingTree, Inc.*	14,120	218,860
Navient Corp.	58,600	1,009,092
Nelnet, Inc., Class A	7,749	692,141
NerdWallet, Inc., Class A*	26,790	238,163
OppFi, Inc.*	3,300	8,316
PRA Group, Inc.*	29,048	558,012
PROG Holdings, Inc.*	24,740	821,616
Regional Management Corp.	6,100	168,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Upstart Holdings, Inc.(x)*	38,510	$1,099,075
World Acceptance Corp.*	2,481	315,236

		10,497,304

Financial Services (2.4%)
Acacia Research Corp.*	6,490	23,689
Alerus Financial Corp.	5,720	103,990
A-Mark Precious Metals, Inc.	7,400	217,042
AvidXchange Holdings, Inc.*	73,900	700,572
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	326,077
Cannae Holdings, Inc.*	49,100	915,224
Cantaloupe, Inc.*	29,220	182,625
Cass Information Systems, Inc.	7,978	297,180
Compass Diversified Holdings	30,500	572,485
Enact Holdings, Inc.	24,210	659,238
Essent Group Ltd.	61,590	2,912,591
Evertec, Inc.	38,100	1,416,558
Federal Agricultural Mortgage Corp., Class C	6,330	976,719
Finance of America Cos., Inc., Class A(x)*	3,730	4,774
Flywire Corp.*	51,324	1,636,722
I3 Verticals, Inc., Class A*	10,990	232,329
International Money Express, Inc.*	12,600	213,318
Jackson Financial, Inc., Class A	50,920	1,946,162
Marqeta, Inc., Class A*	261,860	1,565,923
Merchants Bancorp	8,510	235,897
Mr Cooper Group, Inc.*	36,588	1,959,653
NewtekOne, Inc.(x)	10,920	161,070
NMI Holdings, Inc., Class A*	46,600	1,262,394
Ocwen Financial Corp.(x)*	300	7,764
Pagseguro Digital Ltd., Class A*	106,100	913,521
Payoneer Global, Inc.*	188,580	1,154,110
Paysafe Ltd.*	20,549	246,383
Paysign, Inc.*	2,090	4,076
PennyMac Financial Services, Inc.	18,300	1,218,780
Priority Technology Holdings, Inc.*	1,600	5,184
Radian Group, Inc.	84,100	2,111,751
Remitly Global, Inc.*	69,922	1,763,433
Repay Holdings Corp., Class A*	43,900	333,201
Security National Financial Corp., Class A*	419	3,285
StoneCo Ltd., Class A*	155,530	1,659,505
SWK Holdings Corp.(x)*	330	5,197
Velocity Financial, Inc.*	1,720	19,436
Walker & Dunlop, Inc.	15,945	1,183,757
Waterstone Financial, Inc.	14,180	155,271

		29,306,886

Insurance (1.8%)
Ambac Financial Group, Inc.*	19,600	236,376
American Coastal Insurance Corp.(x)*	7,550	55,568
American Equity Investment Life Holding Co.	39,293	2,107,677
AMERISAFE, Inc.	11,000	550,770
Argo Group International Holdings Ltd.	19,085	569,496
BRP Group, Inc., Class A*	29,500	685,285
CNO Financial Group, Inc.	60,901	1,445,181
Crawford & Co., Class A	4,950	46,233
Donegal Group, Inc., Class A	13,594	193,783
eHealth, Inc.*	25,800	190,920
Employers Holdings, Inc.	19,801	791,050
Enstar Group Ltd.*	6,588	1,594,296
F&G Annuities & Life, Inc.	7,640	214,378
Fidelis Insurance Holdings Ltd.*	2,930	43,012
Genworth Financial, Inc., Class A*	286,600	1,679,476
GoHealth, Inc., Class A*	540	7,825
Goosehead Insurance, Inc., Class A*	11,610	865,293
Greenlight Capital Re Ltd., Class A*	18,493	198,615
HCI Group, Inc.	5,000	271,450
Hippo Holdings, Inc.(x)*	11,401	90,866
Horace Mann Educators Corp.	23,137	679,765
Investors Title Co.	960	142,166
James River Group Holdings Ltd.	16,900	259,415
Kingsway Financial Services, Inc.*	1,080	8,154
Lemonade, Inc.(x)*	20,300	235,886
Maiden Holdings Ltd.(x)*	2,040	3,590
MBIA, Inc.*	33,200	239,372
Mercury General Corp.	13,500	378,405
National Western Life Group, Inc., Class A	1,100	481,239
NI Holdings, Inc.*	1,760	22,651
Oscar Health, Inc., Class A*	68,100	379,317
Palomar Holdings, Inc.*	12,600	639,450
ProAssurance Corp.	29,900	564,811
Safety Insurance Group, Inc.	8,375	571,091
Selective Insurance Group, Inc.	32,832	3,387,278
Selectquote, Inc.*	124,857	146,083
SiriusPoint Ltd.*	38,700	393,579
Skyward Specialty Insurance Group, Inc.(x)*	9,760	267,034
Stewart Information Services Corp.	12,727	557,443
Tiptree, Inc., Class A	15,240	255,422
Trupanion, Inc.(x)*	19,900	561,180
United Fire Group, Inc.	10,044	198,369
Universal Insurance Holdings, Inc.	18,200	255,164

		22,464,414

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	10,600	124,444
Angel Oak Mortgage REIT, Inc. (REIT)	4,470	38,129
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	876,316
Arbor Realty Trust, Inc. (REIT)(x)	86,400	1,311,552
Ares Commercial Real Estate Corp. (REIT)(x)	28,460	270,939
ARMOUR Residential REIT, Inc. (REIT)(x)	85,650	364,012
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	86,700	1,885,725
BrightSpire Capital, Inc. (REIT), Class A	102,580	642,151
Chicago Atlantic Real Estate Finance, Inc. (REIT)	6,080	89,498
Chimera Investment Corp. (REIT)	111,400	608,244
Claros Mortgage Trust, Inc. (REIT)	46,400	514,112
Dynex Capital, Inc. (REIT)	29,200	348,648
Ellington Financial, Inc. (REIT)(x)	27,300	340,431
Franklin BSP Realty Trust, Inc. (REIT)	42,443	561,945
Granite Point Mortgage Trust, Inc. (REIT)	43,590	212,719
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	53,370	1,131,444
Invesco Mortgage Capital, Inc. (REIT)(x)	31,679	317,107
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	309,807
Ladder Capital Corp. (REIT), Class A	65,148	668,418
MFA Financial, Inc. (REIT)	65,875	633,059
New York Mortgage Trust, Inc. (REIT)	54,250	460,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Nexpoint Real Estate Finance, Inc. (REIT)	4,630	$75,747
Orchid Island Capital, Inc. (REIT)(x)	34,759	295,799
PennyMac Mortgage Investment Trust (REIT)	50,745	629,238
Ready Capital Corp. (REIT)	85,589	865,305
Redwood Trust, Inc. (REIT)	54,691	389,947
TPG RE Finance Trust, Inc. (REIT)	32,160	216,437
Two Harbors Investment Corp. (REIT)	67,000	887,080

		15,068,835

Total Financials		194,798,988

Health Care (14.7%)
Biotechnology (6.6%)
2seventy bio, Inc.(x)*	27,663	108,439
4D Molecular Therapeutics, Inc.*	17,470	222,393
89bio, Inc.*	33,010	509,674
Aadi Bioscience, Inc.*	6,680	32,331
ACADIA Pharmaceuticals, Inc.*	62,200	1,296,248
ACELYRIN, Inc.*	23,630	240,317
Acrivon Therapeutics, Inc.(x)*	2,010	19,216
Actinium Pharmaceuticals, Inc.(x)*	1,910	11,307
Adicet Bio, Inc.*	22,220	30,441
ADMA Biologics, Inc.*	83,200	297,856
Aerovate Therapeutics, Inc.(x)*	10,700	145,199
Agenus, Inc.*	170,060	192,168
Agios Pharmaceuticals, Inc.*	32,000	792,000
Akero Therapeutics, Inc.*	23,990	1,213,414
Aldeyra Therapeutics, Inc.*	22,500	150,300
Alector, Inc.*	38,790	251,359
Alkermes plc*	94,840	2,656,468
Allakos, Inc.*	24,390	55,365
Allogene Therapeutics, Inc.(x)*	65,591	207,923
Allovir, Inc.(x)*	47,490	102,103
Alpine Immune Sciences, Inc.*	13,760	157,552
Altimmune, Inc.*	23,570	61,282
ALX Oncology Holdings, Inc.*	26,950	129,360
Amicus Therapeutics, Inc.*	145,700	1,771,712
AnaptysBio, Inc.*	14,000	251,440
Anavex Life Sciences Corp.(x)*	32,200	210,910
Anika Therapeutics, Inc.*	11,100	206,793
Annexon, Inc.*	20,310	47,932
Apogee Therapeutics, Inc.*	4,870	103,731
Arbutus Biopharma Corp.*	74,960	152,169
Arcellx, Inc.*	20,270	727,288
Arcturus Therapeutics Holdings, Inc.(x)*	12,200	311,710
Arcus Biosciences, Inc.*	25,900	464,905
Arcutis Biotherapeutics, Inc.*	37,830	200,877
Ardelyx, Inc.*	113,740	464,059
Arrowhead Pharmaceuticals, Inc.*	57,500	1,545,025
ARS Pharmaceuticals, Inc.(x)*	46,270	174,901
Astria Therapeutics, Inc.(x)*	3,630	27,080
Atara Biotherapeutics, Inc.*	95,500	141,340
Aura Biosciences, Inc.*	7,960	71,401
Aurinia Pharmaceuticals, Inc.(x)*	67,600	525,252
Avid Bioservices, Inc.*	26,500	250,160
Avidity Biosciences, Inc.*	56,800	362,384
Avita Medical, Inc.*	3,640	53,180
Beam Therapeutics, Inc.(x)*	43,630	1,049,301
BioAtla, Inc.*	4,180	7,106
BioCryst Pharmaceuticals, Inc.*	95,400	675,432
Biohaven Ltd.*	33,100	860,931
Biomea Fusion, Inc.(x)*	15,060	207,226
BioVie, Inc., Class A*	2,170	7,400
Bioxcel Therapeutics, Inc.(x)*	16,300	41,239
Bluebird Bio, Inc.(x)*	110,030	334,491
Blueprint Medicines Corp.*	30,500	1,531,710
Bridgebio Pharma, Inc.*	56,351	1,485,976
Cabaletta Bio, Inc.*	14,800	225,256
CareDx, Inc.*	34,930	244,510
Caribou Biosciences, Inc.*	42,190	201,668
Carisma Therapeutics, Inc.	3,390	14,340
Catalyst Pharmaceuticals, Inc.*	51,230	598,879
Celcuity, Inc.(x)*	1,590	14,533
Celldex Therapeutics, Inc.*	30,580	841,562
Century Therapeutics, Inc.*	8,740	17,480
Cerevel Therapeutics Holdings, Inc.(x)*	38,890	848,969
Cogent Biosciences, Inc.*	39,700	387,075
Coherus Biosciences, Inc.*	93,110	348,231
Compass Therapeutics, Inc.*	6,480	12,766
Crinetics Pharmaceuticals, Inc.*	34,800	1,034,952
Cue Biopharma, Inc.*	2,600	5,980
Cullinan Oncology, Inc.*	19,300	174,665
Cytokinetics, Inc.*	49,740	1,465,340
Day One Biopharmaceuticals, Inc.*	22,000	269,940
Deciphera Pharmaceuticals, Inc.*	21,700	276,024
Denali Therapeutics, Inc.*	63,090	1,301,547
Design Therapeutics, Inc.*	26,000	61,360
Disc Medicine, Inc.(x)*	6,240	293,155
Dynavax Technologies Corp.*	69,210	1,022,232
Dyne Therapeutics, Inc.*	25,620	229,555
Eagle Pharmaceuticals, Inc.*	12,710	200,437
Editas Medicine, Inc.(x)*	32,200	251,160
Emergent BioSolutions, Inc.*	24,900	84,660
Enanta Pharmaceuticals, Inc.*	20,030	223,735
Entrada Therapeutics, Inc.(x)*	3,950	62,410
EQRx, Inc.*	140,170	311,177
Erasca, Inc.*	69,190	136,304
Fate Therapeutics, Inc.*	103,260	218,911
Fennec Pharmaceuticals, Inc.*	1,420	10,664
FibroGen, Inc.(x)*	48,500	41,851
Foghorn Therapeutics, Inc.(x)*	7,010	35,050
Genelux Corp.(x)*	5,320	130,287
Generation Bio Co.*	44,447	168,454
Geron Corp.*	265,931	563,774
Graphite Bio, Inc.*	760	1,885
Gritstone bio, Inc.*	9,000	15,480
Halozyme Therapeutics, Inc.*	71,935	2,747,917
Heron Therapeutics, Inc.(x)*	106,560	109,757
HilleVax, Inc.(x)*	10,670	143,512
Humacyte, Inc.(x)*	36,110	105,802
Icosavax, Inc.(x)*	19,550	151,513
Ideaya Biosciences, Inc.*	23,530	634,839
IGM Biosciences, Inc.(x)*	18,020	150,467
Immuneering Corp., Class A(x)*	1,560	11,981
ImmunityBio, Inc.(x)*	142,130	240,200
ImmunoGen, Inc.*	126,168	2,002,286
Immunovant, Inc.*	29,060	1,115,613
Inhibrx, Inc.*	19,600	359,660
Inozyme Pharma, Inc.(x)*	13,670	57,414
Insmed, Inc.*	70,700	1,785,175
Intellia Therapeutics, Inc.*	44,500	1,407,090
Intercept Pharmaceuticals, Inc.*	30,860	572,144
Iovance Biotherapeutics, Inc.*	111,090	505,460
Ironwood Pharmaceuticals, Inc., Class A*	68,900	663,507
iTeos Therapeutics, Inc.*	18,730	205,093
Janux Therapeutics, Inc.(x)*	12,420	125,194
KalVista Pharmaceuticals, Inc.*	23,890	230,061
Karyopharm Therapeutics, Inc.(x)*	118,350	158,589
Keros Therapeutics, Inc.*	12,020	383,198
Kezar Life Sciences, Inc.*	49,640	59,072
Kiniksa Pharmaceuticals Ltd., Class A*	23,300	404,721
Kodiak Sciences, Inc.*	34,950	62,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Krystal Biotech, Inc.*	13,500	$1,566,000
Kura Oncology, Inc.*	30,800	280,896
Kymera Therapeutics, Inc.*	15,000	208,500
Larimar Therapeutics, Inc.*	2,230	8,808
Lexicon Pharmaceuticals, Inc.(x)*	156,281	170,346
Lineage Cell Therapeutics, Inc.*	11,260	13,287
Lyell Immunopharma, Inc.(x)*	100,509	147,748
MacroGenics, Inc.*	55,500	258,630
Madrigal Pharmaceuticals, Inc.*	8,180	1,194,607
MannKind Corp.*	120,800	498,904
MeiraGTx Holdings plc*	25,670	126,040
Merrimack Pharmaceuticals, Inc.*	590	7,275
Mersana Therapeutics, Inc.*	97,680	124,054
MiMedx Group, Inc.*	64,300	468,747
Mineralys Therapeutics, Inc.*	12,020	114,310
Mirum Pharmaceuticals, Inc.*	10,400	328,640
Monte Rosa Therapeutics, Inc.(x)*	18,460	88,423
Morphic Holding, Inc.*	16,250	372,287
Myriad Genetics, Inc.*	39,400	631,976
Nkarta, Inc.*	43,910	61,035
Novavax, Inc.(x)*	51,070	369,747
Nurix Therapeutics, Inc.*	26,710	209,941
Nuvalent, Inc., Class A*	10,700	491,879
Nuvectis Pharma, Inc.*	1,330	17,144
Ocean Biomedical, Inc.(x)*	27,540	107,406
Olema Pharmaceuticals, Inc.*	7,310	90,278
Omega Therapeutics, Inc.(x)*	1,180	2,537
Organogenesis Holdings, Inc., Class A*	87,450	278,091
ORIC Pharmaceuticals, Inc.*	6,930	41,926
Outlook Therapeutics, Inc.(x)*	79,510	17,572
Ovid therapeutics, Inc.*	3,520	13,517
PDL BioPharma, Inc.(r)*	111,727	—
PDS Biotechnology Corp.(x)*	18,920	95,546
PepGen, Inc.(x)*	10,510	53,391
PMV Pharmaceuticals, Inc.*	29,690	182,297
Point Biopharma Global, Inc.(x)*	70,520	470,368
Poseida Therapeutics, Inc., Class A*	12,100	28,798
Precigen, Inc.(x)*	139,660	198,317
Prelude Therapeutics, Inc.(x)*	900	2,781
Prime Medicine, Inc.(x)*	21,560	205,682
ProKidney Corp., Class A(x)*	17,730	81,203
Protagonist Therapeutics, Inc.*	28,600	477,048
Protalix BioTherapeutics, Inc.(x)*	11,700	19,422
Prothena Corp. plc*	20,790	1,003,118
PTC Therapeutics, Inc.*	39,200	878,472
Rallybio Corp.(x)*	5,060	17,052
RAPT Therapeutics, Inc.*	19,100	317,442
Recursion Pharmaceuticals, Inc., Class A(x)*	58,581	448,145
REGENXBIO, Inc.*	22,900	376,934
Relay Therapeutics, Inc.*	66,980	563,302
Reneo Pharmaceuticals, Inc.(x)*	2,980	22,693
Replimune Group, Inc.*	24,930	426,552
REVOLUTION Medicines, Inc.*	54,160	1,499,149
Rhythm Pharmaceuticals, Inc.*	27,430	628,833
Rigel Pharmaceuticals, Inc.*	238,440	257,515
Rocket Pharmaceuticals, Inc.*	29,480	604,045
Sage Therapeutics, Inc.*	26,300	541,254
Sagimet Biosciences, Inc., Class A*	1,350	11,880
Sana Biotechnology, Inc.(x)*	62,800	243,036
Sangamo Therapeutics, Inc.*	127,180	76,283
Savara, Inc.(x)*	13,030	49,253
Scholar Rock Holding Corp.*	6,290	44,659
Selecta Biosciences, Inc.(x)*	11,360	12,042
Seres Therapeutics, Inc.*	86,960	206,965
SpringWorks Therapeutics, Inc.(x)*	31,120	719,494
Stoke Therapeutics, Inc.(x)*	22,610	89,083
Summit Therapeutics, Inc.(x)*	33,290	62,252
Sutro Biopharma, Inc.*	54,350	188,595
Syndax Pharmaceuticals, Inc.*	44,110	640,477
Tango Therapeutics, Inc.(x)*	22,080	248,621
Tenaya Therapeutics, Inc.*	27,270	69,539
TG Therapeutics, Inc.*	70,770	591,637
Travere Therapeutics, Inc.*	38,900	347,766
Twist Bioscience Corp.*	25,712	520,925
Tyra Biosciences, Inc.(x)*	7,690	105,891
UroGen Pharma Ltd.*	3,480	48,755
Vanda Pharmaceuticals, Inc.*	65,200	281,664
Vaxcyte, Inc.*	49,098	2,503,016
Vaxxinity, Inc., Class A(x)*	1,640	2,247
Vera Therapeutics, Inc., Class A(x)*	16,780	230,054
Veracyte, Inc.*	47,090	1,051,520
Vericel Corp.*	22,000	737,440
Verve Therapeutics, Inc.(x)*	23,600	312,936
Vigil Neuroscience, Inc.(x)*	1,070	5,767
Viking Therapeutics, Inc.*	51,340	568,334
Vir Biotechnology, Inc.*	44,720	419,026
Viridian Therapeutics, Inc.*	19,800	303,732
Vor BioPharma, Inc.*	1,550	3,286
Voyager Therapeutics, Inc.*	9,150	70,913
X4 Pharmaceuticals, Inc.(x)*	32,700	35,643
Xencor, Inc.*	32,400	652,860
XOMA Corp.*	470	6,622
Y-mAbs Therapeutics, Inc.*	33,730	183,828
Zentalis Pharmaceuticals, Inc.*	24,354	488,541
Zura Bio Ltd., Class A(x)*	9,950	65,670
Zymeworks, Inc.*	20,200	128,068

		79,925,439

Health Care Equipment & Supplies (2.9%)
Accuray, Inc.*	9,700	26,384
Alphatec Holdings, Inc.*	51,000	661,470
AngioDynamics, Inc.*	35,660	260,675
Artivion, Inc.*	18,168	275,427
AtriCure, Inc.*	27,900	1,222,020
Atrion Corp.	900	371,853
Avanos Medical, Inc.*	26,400	533,808
Axogen, Inc.*	30,540	152,700
Axonics, Inc.*	25,400	1,425,448
Beyond Air, Inc.(x)*	3,590	8,293
Butterfly Network, Inc.(x)*	139,310	164,386
Cerus Corp.*	106,050	171,801
ClearPoint Neuro, Inc.(x)*	2,460	12,324
CONMED Corp.	15,887	1,602,204
Cutera, Inc.(x)*	17,400	104,748
CVRx, Inc.*	2,480	37,621
Embecta Corp.	28,900	434,945
Glaukos Corp.*	23,122	1,739,930
Haemonetics Corp.*	26,200	2,346,996
Inari Medical, Inc.*	27,679	1,810,207
Inmode Ltd.*	41,380	1,260,435
Inogen, Inc.*	23,140	120,791
Integer Holdings Corp.*	17,618	1,381,780
iRadimed Corp.	5,600	248,472
iRhythm Technologies, Inc.*	16,100	1,517,586
KORU Medical Systems, Inc.(x)*	920	2,484
Lantheus Holdings, Inc.*	35,000	2,431,800
LeMaitre Vascular, Inc.	9,300	506,664
LivaNova plc*	28,000	1,480,640
Merit Medical Systems, Inc.*	29,207	2,015,867
Nano-X Imaging Ltd.(x)*	33,810	221,794
Neogen Corp.*	112,913	2,093,407
Nevro Corp.*	19,500	374,790
Omnicell, Inc.*	23,355	1,051,909
OraSure Technologies, Inc.*	69,086	409,680
Orchestra BioMed Holdings, Inc.(x)*	4,180	36,450
Orthofix Medical, Inc.*	18,534	238,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
OrthoPediatrics Corp.*	5,800	$185,600
Outset Medical, Inc.*	23,700	257,856
Paragon 28, Inc.*	23,200	291,160
PROCEPT BioRobotics Corp.(x)*	19,270	632,249
Pulmonx Corp.*	18,400	190,072
Pulse Biosciences, Inc.(x)*	2,600	10,478
RxSight, Inc.*	10,110	281,968
Sanara Medtech, Inc.(x)*	280	8,716
Semler Scientific, Inc.*	470	11,924
SI-BONE, Inc.*	14,900	316,476
Sight Sciences, Inc.*	16,070	54,156
Silk Road Medical, Inc.*	18,400	275,816
STAAR Surgical Co.*	24,800	996,464
Surmodics, Inc.*	8,721	279,857
Tactile Systems Technology, Inc.*	24,000	337,200
Tela Bio, Inc.*	1,300	10,400
TransMedics Group, Inc.*	15,800	865,050
Treace Medical Concepts, Inc.*	24,150	316,606
UFP Technologies, Inc.*	4,870	786,261
Utah Medical Products, Inc.	2,600	223,600
Varex Imaging Corp.*	21,700	407,743
Vicarious Surgical, Inc., Class A*	14,410	8,512
Zimvie, Inc.*	16,930	159,311
Zynex, Inc.(x)*	25,600	204,800

		35,868,411

Health Care Providers & Services (2.7%)
23andMe Holding Co., Class A(x)*	196,570	192,186
Accolade, Inc.*	39,296	415,752
AdaptHealth Corp., Class A*	40,997	373,073
Addus HomeCare Corp.*	7,100	604,849
Agiliti, Inc.*	20,790	134,927
AirSculpt Technologies, Inc.(x)*	17,570	120,179
Alignment Healthcare, Inc.*	40,300	279,682
AMN Healthcare Services, Inc.*	22,500	1,916,550
Apollo Medical Holdings, Inc.*	18,800	579,980
Aveanna Healthcare Holdings, Inc.*	26,980	32,106
Brookdale Senior Living, Inc.*	105,100	435,114
Cano Health, Inc.(x)*	205,620	52,145
CareMax, Inc.*	40,520	85,902
Castle Biosciences, Inc.*	21,550	363,980
Community Health Systems, Inc.*	88,300	256,070
CorVel Corp.*	4,600	904,590
Cross Country Healthcare, Inc.*	28,895	716,307
DocGo, Inc.*	42,000	223,860
Enhabit, Inc.*	15,840	178,200
Ensign Group, Inc. (The)	29,000	2,694,970
Fulgent Genetics, Inc.*	10,400	278,096
Guardant Health, Inc.*	59,380	1,760,023
HealthEquity, Inc.*	43,400	3,170,370
Hims & Hers Health, Inc.*	92,820	583,838
InfuSystem Holdings, Inc.*	1,150	11,086
Innovage Holding Corp.*	24,700	147,953
Invitae Corp.(x)*	262,820	159,059
Joint Corp. (The)*	11,560	103,924
LifeStance Health Group, Inc.(x)*	81,300	558,531
ModivCare, Inc.*	6,823	214,993
National HealthCare Corp.	7,300	467,054
National Research Corp.	7,625	338,321
NeoGenomics, Inc.*	80,540	990,642
OPKO Health, Inc.(x)*	232,400	371,840
Option Care Health, Inc.*	88,265	2,855,373
Owens & Minor, Inc.*	37,000	597,920
P3 Health Partners, Inc.(x)*	11,670	17,155
Patterson Cos., Inc.	46,100	1,366,404
Pediatrix Medical Group, Inc.*	48,100	611,351
Pennant Group, Inc. (The)*	17,110	190,434
PetIQ, Inc., Class A*	22,700	447,190
Privia Health Group, Inc.*	59,176	1,361,048
Progyny, Inc.*	38,800	1,319,976
Quipt Home Medical Corp.*	5,030	25,603
RadNet, Inc.*	32,070	904,053
Select Medical Holdings Corp.	59,703	1,508,695
Surgery Partners, Inc.*	36,060	1,054,755
US Physical Therapy, Inc.	7,007	642,752
Viemed Healthcare, Inc.*	2,430	16,354

		32,635,215

Health Care Technology (0.5%)
American Well Corp., Class A*	128,690	150,567
Computer Programs and Systems, Inc.*	14,932	238,016
Definitive Healthcare Corp., Class A*	22,190	177,298
Evolent Health, Inc., Class A*	58,830	1,601,941
Health Catalyst, Inc.*	23,200	234,784
HealthStream, Inc.	13,000	280,540
Multiplan Corp.*	191,300	321,384
NextGen Healthcare, Inc.*	30,476	723,196
OptimizeRx Corp.*	14,150	110,087
Phreesia, Inc.*	24,800	463,264
Schrodinger, Inc.*	28,835	815,165
Sharecare, Inc.*	182,240	171,379
Simulations Plus, Inc.	6,900	287,730
Veradigm, Inc.*	72,600	953,964

		6,529,315

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	56,200	306,290
Akoya Biosciences, Inc.*	18,820	87,513
BioLife Solutions, Inc.*	17,850	246,509
Codexis, Inc.*	58,390	110,357
CryoPort, Inc.*	19,400	265,974
Cytek Biosciences, Inc.*	49,535	273,433
Harvard Bioscience, Inc.*	2,450	10,535
MaxCyte, Inc.(x)*	51,860	161,803
Mesa Laboratories, Inc.	2,400	252,168
NanoString Technologies, Inc.(x)*	34,730	59,736
Nautilus Biotechnology, Inc., Class A*	12,640	39,942
OmniAb, Inc. (Earn Out Shares)(r)*	7,376	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	54,358	282,118
Pacific Biosciences of California, Inc.*	134,610	1,123,993
Quanterix Corp.*	19,700	534,658
Quantum-Si, Inc.*	41,580	69,023
Seer, Inc., Class A*	31,690	70,035
SomaLogic, Inc.*	97,220	232,356

		4,126,443

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	33,500	229,475
Amneal Pharmaceuticals, Inc.*	93,066	392,739
Amphastar Pharmaceuticals, Inc.*	20,500	942,795
Amylyx Pharmaceuticals, Inc.*	26,357	482,597
ANI Pharmaceuticals, Inc.*	6,850	397,711
Arvinas, Inc.*	23,000	451,720
Assertio Holdings, Inc.*	32,290	82,662
Atea Pharmaceuticals, Inc.*	65,290	195,870
Axsome Therapeutics, Inc.(x)*	18,800	1,313,932
Biote Corp., Class A*	1,330	6,810
Bright Green Corp.(x)*	4,950	1,960
Cara Therapeutics, Inc.*	53,900	90,552
Cassava Sciences, Inc.(x)*	17,700	294,528
Citius Pharmaceuticals, Inc.(x)*	11,250	7,699
Collegium Pharmaceutical, Inc.*	21,600	482,760
Corcept Therapeutics, Inc.*	44,400	1,209,678
CorMedix, Inc.(x)*	9,440	34,928
Cymabay Therapeutics, Inc.*	52,380	780,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Edgewise Therapeutics, Inc.*	24,260	$139,010
Enliven Therapeutics, Inc.(x)*	8,410	114,881
Evolus, Inc.*	33,100	302,534
Eyenovia, Inc.*	4,450	7,387
EyePoint Pharmaceuticals, Inc.(x)*	14,880	118,891
Harmony Biosciences Holdings, Inc.*	17,620	577,407
Harrow, Inc.*	9,940	142,838
Ikena Oncology, Inc.*	770	3,334
Innoviva, Inc.*	51,480	668,725
Intra-Cellular Therapies, Inc.*	50,040	2,606,584
Ligand Pharmaceuticals, Inc.*	9,726	582,782
Liquidia Corp.*	37,000	234,580
Longboard Pharmaceuticals, Inc.*	970	5,393
Marinus Pharmaceuticals, Inc.(x)*	17,840	143,612
NGM Biopharmaceuticals, Inc.*	28,790	30,805
Nuvation Bio, Inc.*	117,730	157,758
Ocular Therapeutix, Inc.*	56,250	176,625
Omeros Corp.(x)*	5,850	17,082
Optinose, Inc.(x)*	6,850	8,425
Pacira BioSciences, Inc.*	22,400	687,232
Phathom Pharmaceuticals, Inc.(x)*	25,980	269,413
Phibro Animal Health Corp., Class A	14,740	188,230
Pliant Therapeutics, Inc.*	30,170	523,148
Prestige Consumer Healthcare, Inc.*	30,000	1,715,700
Rain Oncology, Inc.*	21,290	18,348
Revance Therapeutics, Inc.*	42,200	484,034
Scilex Holding Co.(x)*	18,651	26,111
scPharmaceuticals, Inc.(x)*	6,220	44,286
SIGA Technologies, Inc.(x)	39,530	207,532
Supernus Pharmaceuticals, Inc.*	26,600	733,362
Taro Pharmaceutical Industries Ltd.*	1,880	70,895
Tarsus Pharmaceuticals, Inc.*	14,180	251,979
Terns Pharmaceuticals, Inc.*	12,220	61,467
Theravance Biopharma, Inc.(x)*	34,900	301,187
Theseus Pharmaceuticals, Inc.*	11,450	30,800
Third Harmonic Bio, Inc.(x)*	2,400	15,336
Trevi Therapeutics, Inc.(x)*	4,360	9,505
Ventyx Biosciences, Inc.*	24,990	867,903
Verrica Pharmaceuticals, Inc.(x)*	1,590	6,177
WaVe Life Sciences Ltd.(x)*	6,780	38,985
Xeris Biopharma Holdings, Inc.*	60,970	113,404
Zevra Therapeutics, Inc.(x)*	2,350	11,327

		20,114,416

Total Health Care		179,199,239

Industrials (17.0%)
Aerospace & Defense (0.9%)
AAR Corp.*	19,112	1,137,737
AeroVironment, Inc.*	15,631	1,743,325
AerSale Corp.(x)*	15,570	232,616
Archer Aviation, Inc., Class A(x)*	82,170	415,780
Astronics Corp.*	11,800	187,148
Cadre Holdings, Inc.	6,800	181,220
Ducommun, Inc.*	5,090	221,466
Eve Holding, Inc.*	2,720	22,549
Kaman Corp.	15,392	302,453
Kratos Defense & Security Solutions, Inc.*	61,400	922,228
Leonardo DRS, Inc.*	26,970	450,399
Moog, Inc., Class A	18,453	2,084,451
National Presto Industries, Inc.	1,130	81,880
Park Aerospace Corp.	11,762	182,664
Parsons Corp.*	22,050	1,198,417
Redwire Corp.(x)*	2,010	5,809
Rocket Lab USA, Inc.(x)*	148,930	652,313
Terran Orbital Corp.(x)*	30,920	25,738
Triumph Group, Inc.*	27,800	212,948
V2X, Inc.*	5,200	268,632
Virgin Galactic Holdings, Inc.(x)*	115,100	207,180

		10,736,953

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,600	617,752
Forward Air Corp.	17,240	1,185,077
Hub Group, Inc., Class A*	19,133	1,502,706
Radiant Logistics, Inc.*	17,220	97,293

		3,402,828

Building Products (1.9%)
AAON, Inc.	35,100	1,996,137
American Woodmark Corp.*	9,600	725,856
Apogee Enterprises, Inc.	16,000	753,280
AZZ, Inc.	14,686	669,388
CSW Industrials, Inc.	8,400	1,472,016
Gibraltar Industries, Inc.*	18,300	1,235,433
Griffon Corp.	26,643	1,056,928
Insteel Industries, Inc.	9,600	311,616
Janus International Group, Inc.*	41,200	440,840
JELD-WEN Holding, Inc.*	38,226	510,699
Masonite International Corp.*	13,600	1,267,792
Masterbrand, Inc.*	69,310	842,117
PGT Innovations, Inc.*	32,500	901,875
Quanex Building Products Corp.	16,667	469,509
Resideo Technologies, Inc.*	71,900	1,136,020
Simpson Manufacturing Co., Inc.	24,019	3,598,286
UFP Industries, Inc.	34,362	3,518,669
Zurn Elkay Water Solutions Corp.	79,080	2,215,822

		23,122,283

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	37,032	1,481,650
ACCO Brands Corp.	44,636	256,211
ACV Auctions, Inc., Class A*	67,890	1,030,570
Aris Water Solutions, Inc., Class A	5,210	51,996
BrightView Holdings, Inc.*	22,700	175,925
Brink’s Co. (The)	28,400	2,062,976
Casella Waste Systems, Inc., Class A*	29,740	2,269,162
CECO Environmental Corp.*	2,600	41,522
Cimpress plc*	10,000	700,100
CompX International, Inc.	120	2,231
CoreCivic, Inc.*	66,800	751,500
Deluxe Corp.	28,261	533,850
Ennis, Inc.	8,106	172,009
Enviri Corp.*	46,800	337,896
GEO Group, Inc. (The)*	61,400	502,252
Healthcare Services Group, Inc.	39,869	415,834
Heritage-Crystal Clean, Inc.*	7,400	335,590
HNI Corp.	27,112	938,889
Interface, Inc., Class A	29,998	294,280
LanzaTech Global, Inc.(x)*	11,560	53,985
Li-Cycle Holdings Corp.(x)*	66,700	236,785
Liquidity Services, Inc.*	12,850	226,417
Matthews International Corp., Class A	18,459	718,240
MillerKnoll, Inc.	41,589	1,016,851
Montrose Environmental Group, Inc.*	11,600	339,416
NL Industries, Inc.	4,745	22,539
OPENLANE, Inc.*	75,000	1,119,000
Performant Financial Corp.*	1,950	4,407
Pitney Bowes, Inc.	92,900	280,558
Quad/Graphics, Inc.*	2,010	10,110
SP Plus Corp.*	10,940	394,934
Steelcase, Inc., Class A	47,972	535,847
UniFirst Corp.	8,805	1,435,303
Viad Corp.*	9,504	249,005
VSE Corp.	2,890	145,772

		19,143,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.6%)
Ameresco, Inc., Class A*	14,300	$551,408
API Group Corp.*	106,700	2,766,731
Arcosa, Inc.	27,700	1,991,630
Argan, Inc.	3,930	178,893
Bowman Consulting Group Ltd., Class A(x)*	970	27,189
Comfort Systems USA, Inc.	20,943	3,568,897
Concrete Pumping Holdings, Inc.*	1,320	11,326
Construction Partners, Inc., Class A*	21,310	779,094
Dycom Industries, Inc.*	17,616	1,567,824
Eneti, Inc.	11,960	120,557
Fluor Corp.(x)*	81,800	3,002,060
Granite Construction, Inc.	26,535	1,008,861
Great Lakes Dredge & Dock Corp.*	31,400	250,258
IES Holdings, Inc.*	4,370	287,852
INNOVATE Corp.(x)*	3,620	5,864
Limbach Holdings, Inc.*	1,360	43,153
MYR Group, Inc.*	8,500	1,145,460
Northwest Pipe Co.*	720	21,722
Primoris Services Corp.	28,340	927,568
Southland Holdings, Inc.(x)*	630	3,824
Sterling Infrastructure, Inc.*	15,300	1,124,244
Tutor Perini Corp.*	14,795	115,845

		19,500,260

Electrical Equipment (1.5%)
Allient, Inc.	3,440	106,365
Amprius Technologies, Inc.*	7,870	37,304
Array Technologies, Inc.*	78,200	1,735,258
Atkore, Inc.*	21,700	3,237,423
Babcock & Wilcox Enterprises, Inc.*	16,350	68,834
Blink Charging Co.(x)*	45,780	140,087
Bloom Energy Corp., Class A(x)*	94,100	1,247,766
Dragonfly Energy Holdings Corp.(x)*	32,830	50,558
Encore Wire Corp.	9,228	1,683,741
Energy Vault Holdings, Inc.*	13,670	34,859
EnerSys	25,239	2,389,376
Enovix Corp.(x)*	73,140	917,907
Eos Energy Enterprises, Inc.(x)*	59,460	127,839
ESS Tech, Inc.(x)*	24,530	46,116
Fluence Energy, Inc., Class A(x)*	24,200	556,358
FTC Solar, Inc.(x)*	16,100	20,608
FuelCell Energy, Inc.(x)*	160,000	204,800
GrafTech International Ltd.	88,500	338,955
LSI Industries, Inc.	1,650	26,202
NEXTracker, Inc., Class A*	23,415	940,346
NuScale Power Corp., Class A(x)*	34,670	169,883
Powell Industries, Inc.	3,520	291,808
Preformed Line Products Co.	630	102,425
SES AI Corp.(x)*	31,220	70,869
Shoals Technologies Group, Inc., Class A*	85,950	1,568,588
SKYX Platforms Corp.(x)*	2,690	3,820
Stem, Inc.(x)*	74,760	316,982
SunPower Corp.(x)*	43,100	265,927
Thermon Group Holdings, Inc.*	17,300	475,231
TPI Composites, Inc.(x)*	23,940	63,441
Vicor Corp.*	9,500	559,455

		17,799,131

Ground Transportation (0.4%)
ArcBest Corp.	15,500	1,575,575
Covenant Logistics Group, Inc., Class A	1,310	57,443
Daseke, Inc.*	5,080	26,060
FTAI Infrastructure, Inc.	3,710	11,946
Heartland Express, Inc.	20,155	296,077
Marten Transport Ltd.	33,074	651,889
PAM Transportation Services, Inc.*	1,380	29,739
RXO, Inc.*	62,100	1,225,233
TuSimple Holdings, Inc., Class A*	93,760	146,266
Universal Logistics Holdings, Inc.	5,810	146,296
Werner Enterprises, Inc.	35,366	1,377,506

		5,544,030

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	6,470	116,978

Machinery (3.7%)
374Water, Inc.*	2,910	3,608
3D Systems Corp.*	61,100	300,001
Alamo Group, Inc.	5,500	950,730
Albany International Corp., Class A	16,491	1,422,843
Astec Industries, Inc.	10,643	501,392
Barnes Group, Inc.	29,306	995,525
Blue Bird Corp.*	12,630	269,650
Chart Industries, Inc.(x)*	22,321	3,774,928
CIRCOR International, Inc.*	9,869	550,197
Columbus McKinnon Corp.	11,200	390,992
Commercial Vehicle Group, Inc.*	3,410	26,462
Desktop Metal, Inc., Class A(x)*	133,300	194,618
Douglas Dynamics, Inc.	10,900	328,962
Energy Recovery, Inc.*	29,060	616,363
Enerpac Tool Group Corp., Class A	32,713	864,605
EnPro Industries, Inc.	13,054	1,582,014
ESCO Technologies, Inc.	14,652	1,530,255
Federal Signal Corp.	34,600	2,066,658
Franklin Electric Co., Inc.	26,652	2,378,158
Gencor Industries, Inc.*	430	6,076
Gorman-Rupp Co. (The)	7,067	232,504
Greenbrier Cos., Inc. (The)	16,400	656,000
Helios Technologies, Inc.	21,150	1,173,402
Hillenbrand, Inc.	41,738	1,765,935
Hillman Solutions Corp.*	92,200	760,650
Hyliion Holdings Corp.(x)*	79,170	93,421
Hyster-Yale Materials Handling, Inc.	3,640	162,271
John Bean Technologies Corp.	18,131	1,906,293
Kadant, Inc.	6,300	1,420,965
Kennametal, Inc.	45,000	1,119,600
Lindsay Corp.	6,175	726,674
Luxfer Holdings plc	6,770	88,348
Manitowoc Co., Inc. (The)*	11,135	167,582
Mayville Engineering Co., Inc.*	1,260	13,822
Microvast Holdings, Inc.(x)*	92,210	174,277
Miller Industries, Inc.	3,910	153,311
Mueller Industries, Inc.	32,714	2,458,784
Mueller Water Products, Inc., Class A	90,093	1,142,379
Nikola Corp.(x)*	317,070	497,800
Omega Flex, Inc.	2,110	166,120
Park-Ohio Holdings Corp.	510	10,154
Proto Labs, Inc.*	17,000	448,800
REV Group, Inc.	18,780	300,480
Shyft Group, Inc. (The)	15,500	232,035
SPX Technologies, Inc.*	23,700	1,929,180
Standex International Corp.	7,379	1,075,047
Tennant Co.	11,331	840,194
Terex Corp.	36,100	2,080,082
Titan International, Inc.*	26,300	353,209
Trinity Industries, Inc.	45,100	1,098,185
Velo3D, Inc.(x)*	14,900	23,244
Wabash National Corp.	24,300	513,216
Watts Water Technologies, Inc., Class A	16,459	2,844,444

		45,382,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Marine Transportation (0.3%)
Costamare, Inc.(x)	26,800	$257,816
Eagle Bulk Shipping, Inc.(x)	6,800	285,804
Genco Shipping & Trading Ltd.	16,400	229,436
Golden Ocean Group Ltd.(x)	61,900	487,772
Himalaya Shipping Ltd.*	980	4,733
Matson, Inc.	21,100	1,871,992
Pangaea Logistics Solutions Ltd.	2,400	14,112
Safe Bulkers, Inc.	5,900	19,116

		3,170,781

Passenger Airlines (0.4%)
Allegiant Travel Co.	7,677	590,054
Blade Air Mobility, Inc.(x)*	5,970	15,462
Frontier Group Holdings, Inc.(x)*	33,000	159,720
Hawaiian Holdings, Inc.*	30,500	193,065
JetBlue Airways Corp.*	176,710	812,866
Joby Aviation, Inc.(x)*	149,940	967,113
SkyWest, Inc.*	29,600	1,241,424
Spirit Airlines, Inc.	50,200	828,300
Sun Country Airlines Holdings, Inc.*	16,400	243,376

		5,051,380

Professional Services (2.4%)
Alight, Inc., Class A*	203,310	1,441,468
ASGN, Inc.*	25,500	2,082,840
Asure Software, Inc.*	2,090	19,771
Barrett Business Services, Inc.	2,150	194,016
BlackSky Technology, Inc., Class A(x)*	14,020	16,403
CBIZ, Inc.*	27,600	1,432,440
Conduent, Inc.*	93,400	325,032
CRA International, Inc.	3,700	372,812
CSG Systems International, Inc.	18,465	943,931
ExlService Holdings, Inc.*	81,500	2,285,260
Exponent, Inc.	29,492	2,524,515
First Advantage Corp.	27,900	384,741
FiscalNote Holdings, Inc.*	18,930	39,374
Forrester Research, Inc.*	6,180	178,602
Franklin Covey Co.*	6,640	284,989
Heidrick & Struggles International, Inc.	5,320	133,106
HireQuest, Inc.(x)	400	6,172
HireRight Holdings Corp.*	20,350	193,529
Huron Consulting Group, Inc.*	12,544	1,306,583
IBEX Holdings Ltd.*	2,220	34,299
ICF International, Inc.	10,500	1,268,505
Innodata, Inc.(x)*	6,920	59,028
Insperity, Inc.	21,574	2,105,622
Kelly Services, Inc., Class A	18,134	329,857
Kforce, Inc.	12,200	727,852
Korn Ferry	33,052	1,567,987
Legalzoom.com, Inc.*	49,400	540,436
Maximus, Inc.	31,868	2,379,902
Mistras Group, Inc.*	1,110	6,050
NV5 Global, Inc.*	7,100	683,233
Planet Labs PBC(x)*	78,400	203,840
Resources Connection, Inc.	13,505	201,360
Skillsoft Corp.(x)*	7,230	6,409
Sterling Check Corp.(x)*	19,520	246,342
TriNet Group, Inc.*	23,000	2,679,040
TrueBlue, Inc.*	15,915	233,473
TTEC Holdings, Inc.	10,525	275,966
Upwork, Inc.*	60,600	688,416
Verra Mobility Corp., Class A*	72,100	1,348,270
Willdan Group, Inc.*	1,480	30,236

		29,781,707

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	5,830	70,310
Applied Industrial Technologies, Inc.	21,088	3,260,416
Beacon Roofing Supply, Inc.*	28,976	2,236,078
BlueLinx Holdings, Inc.*	4,700	385,823
Boise Cascade Co.	22,900	2,359,616
Custom Truck One Source, Inc.*	31,700	196,540
Distribution Solutions Group, Inc.*	5,316	138,216
DXP Enterprises, Inc.*	6,610	230,953
EVI Industries, Inc.*	150	3,723
FTAI Aviation Ltd.	53,190	1,890,905
GATX Corp.	17,900	1,948,057
Global Industrial Co.	7,701	257,983
GMS, Inc.*	22,600	1,445,722
H&E Equipment Services, Inc.	18,000	777,420
Herc Holdings, Inc.	14,000	1,665,160
Hudson Technologies, Inc.*	4,080	54,264
Karat Packaging, Inc.	390	8,993
McGrath RentCorp	13,545	1,357,751
MRC Global, Inc.*	29,400	301,350
NOW, Inc.*	57,700	684,899
Rush Enterprises, Inc., Class A	38,325	1,564,810
Rush Enterprises, Inc., Class B	8,249	373,597
Textainer Group Holdings Ltd.	30,000	1,117,500
Titan Machinery, Inc.*	10,600	281,748
Transcat, Inc.*	3,980	389,921
Veritiv Corp.	8,000	1,351,200
Willis Lease Finance Corp.*	150	6,345
Xometry, Inc., Class A(x)*	17,500	297,150

		24,656,450

Total Industrials		207,408,838

Information Technology (13.2%)
Communications Equipment (0.7%)
ADTRAN Holdings, Inc.	36,306	298,798
Aviat Networks, Inc.*	4,730	147,576
Calix, Inc.*	30,200	1,384,368
Cambium Networks Corp.(x)*	7,720	56,588
Clearfield, Inc.(x)*	7,810	223,835
CommScope Holding Co., Inc.*	103,400	347,424
Comtech Telecommunications Corp.	22,310	195,212
Digi International, Inc.*	17,900	483,300
DZS, Inc.*	13,740	28,854
Extreme Networks, Inc.*	67,200	1,626,912
Harmonic, Inc.*	58,839	566,620
Infinera Corp.(x)*	86,761	362,661
KVH Industries, Inc.*	620	3,162
NETGEAR, Inc.*	16,829	211,877
NetScout Systems, Inc.*	40,854	1,144,729
Ribbon Communications, Inc.*	64,138	171,890
Viavi Solutions, Inc.*	133,600	1,221,104

		8,474,910

Electronic Equipment, Instruments & Components (2.8%)
908 Devices, Inc.(x)*	16,240	108,158
Advanced Energy Industries, Inc.	22,903	2,361,757
Aeva Technologies, Inc.*	121,610	93,019
Akoustis Technologies, Inc.(x)*	22,410	16,872
Arlo Technologies, Inc.*	46,790	481,937
Badger Meter, Inc.	17,160	2,468,809
Bel Fuse, Inc., Class B	4,630	220,944
Belden, Inc.	25,235	2,436,439
Benchmark Electronics, Inc.	28,548	692,574
Climb Global Solutions, Inc.	610	26,236
CTS Corp.	18,100	755,494
Daktronics, Inc.*	10,110	90,181
ePlus, Inc.*	14,700	933,744
Evolv Technologies Holdings, Inc.*	50,210	244,021
Fabrinet*	20,200	3,365,724
FARO Technologies, Inc.*	15,937	242,721
Insight Enterprises, Inc.*	15,843	2,305,157
Iteris, Inc.*	1,410	5,837
Itron, Inc.*	23,300	1,411,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Kimball Electronics, Inc.*	14,000	$383,320
Knowles Corp.*	51,000	755,310
Lightwave Logic, Inc.(x)*	56,400	252,108
Luna Innovations, Inc.(x)*	2,300	13,478
Methode Electronics, Inc.	21,000	479,850
MicroVision, Inc.(x)*	100,050	219,110
Mirion Technologies, Inc., Class A*	107,050	799,664
Napco Security Technologies, Inc.	12,400	275,900
nLight, Inc.*	19,400	201,760
Novanta, Inc.*	19,500	2,797,080
OSI Systems, Inc.*	10,168	1,200,231
PAR Technology Corp.(x)*	11,600	447,064
PC Connection, Inc.	4,500	240,210
Plexus Corp.*	14,175	1,317,992
Presto Automation, Inc.(x)*	12,020	17,189
Richardson Electronics Ltd.(x)	1,430	15,630
Rogers Corp.*	10,484	1,378,331
Sanmina Corp.*	31,800	1,726,104
ScanSource, Inc.*	9,939	301,251
SmartRent, Inc., Class A(x)*	72,700	189,747
TTM Technologies, Inc.*	53,201	685,229
Vishay Intertechnology, Inc.	77,000	1,903,440
Vishay Precision Group, Inc.*	7,700	258,566
Vuzix Corp.(x)*	47,900	173,877

		34,293,579

IT Services (0.4%)
BigBear.ai Holdings, Inc.(x)*	72,080	108,841
BigCommerce Holdings, Inc.*	24,300	239,841
Brightcove, Inc.*	19,400	63,826
DigitalOcean Holdings, Inc.*	38,500	925,155
Fastly, Inc., Class A*	56,300	1,079,271
Grid Dynamics Holdings, Inc.*	22,770	277,338
Hackett Group, Inc. (The)	12,259	289,190
Information Services Group, Inc.	8,320	36,442
Perficient, Inc.*	16,500	954,690
Rackspace Technology, Inc.*	116,460	273,681
Squarespace, Inc., Class A*	23,870	691,514
Thoughtworks Holding, Inc.*	27,870	113,710
Tucows, Inc., Class A(x)*	6,040	123,276
Unisys Corp.*	53,014	182,898

		5,359,673

Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	24,200	438,141
Aehr Test Systems*	13,820	631,574
Alpha & Omega Semiconductor Ltd.*	7,270	216,937
Ambarella, Inc.*	18,500	981,055
Amkor Technology, Inc.	58,100	1,313,060
Atomera, Inc.(x)*	5,850	36,621
Axcelis Technologies, Inc.*	16,800	2,739,240
CEVA, Inc.*	11,500	222,985
Cohu, Inc.*	22,731	782,856
Credo Technology Group Holding Ltd.*	49,384	753,106
Diodes, Inc.*	24,298	1,915,654
FormFactor, Inc.*	39,781	1,389,948
Ichor Holdings Ltd.*	14,600	452,016
Impinj, Inc.*	11,200	616,336
indie Semiconductor, Inc., Class A*	56,380	355,194
inTEST Corp.*	3,290	49,909
Kulicke & Soffa Industries, Inc.	31,800	1,546,434
MACOM Technology Solutions Holdings, Inc.*	29,303	2,390,539
Maxeon Solar Technologies Ltd.(x)*	19,590	227,048
MaxLinear, Inc., Class A*	41,993	934,344
Navitas Semiconductor Corp., Class A*	54,520	378,914
NVE Corp.	840	68,998
Onto Innovation, Inc.*	26,182	3,338,729
PDF Solutions, Inc.*	15,880	514,512
Photronics, Inc.*	30,800	622,468
Power Integrations, Inc.	32,548	2,483,738
Rambus, Inc.*	62,800	3,503,612
Semtech Corp.*	37,396	962,947
Silicon Laboratories, Inc.*	17,670	2,047,776
SiTime Corp.*	8,200	936,850
SkyWater Technology, Inc.(x)*	20,150	121,303
SMART Global Holdings, Inc.*	24,800	603,880
Synaptics, Inc.*	20,337	1,818,941
Transphorm, Inc.(x)*	4,560	10,123
Ultra Clean Holdings, Inc.*	22,300	661,641
Veeco Instruments, Inc.*	26,886	755,765

		36,823,194

Software (5.4%)
8x8, Inc.*	101,080	254,722
A10 Networks, Inc.	30,500	458,415
ACI Worldwide, Inc.*	66,616	1,502,857
Adeia, Inc.	59,283	633,142
Agilysys, Inc.*	10,200	674,832
Alarm.com Holdings, Inc.*	26,300	1,607,982
Alkami Technology, Inc.*	14,300	260,546
Altair Engineering, Inc., Class A*	28,900	1,807,984
American Software, Inc., Class A	20,100	230,346
Amplitude, Inc., Class A*	28,200	326,274
Appfolio, Inc., Class A*	10,500	1,917,615
Appian Corp., Class A*	20,000	912,200
Applied Digital Corp.(x)*	53,280	332,467
Asana, Inc., Class A*	38,400	703,104
Aurora Innovation, Inc., Class A(x)*	162,420	381,687
AvePoint, Inc.*	81,910	550,435
Bit Digital, Inc.(x)*	53,080	113,591
Blackbaud, Inc.*	27,287	1,918,822
BlackLine, Inc.*	29,100	1,614,177
Box, Inc., Class A*	72,600	1,757,646
Braze, Inc., Class A*	28,026	1,309,655
C3.ai, Inc., Class A(x)*	34,700	885,544
Cerence, Inc.*	21,300	433,881
Cipher Mining, Inc.(x)*	74,670	173,981
Cleanspark, Inc.*	85,940	327,431
Clear Secure, Inc., Class A	44,540	848,042
CommVault Systems, Inc.*	22,414	1,515,411
Consensus Cloud Solutions, Inc.*	8,769	220,803
CoreCard Corp.*	290	5,800
Couchbase, Inc.*	15,100	259,116
CS Disco, Inc.*	27,120	180,077
CXApp, Inc.*	31,560	57,124
Digimarc Corp.(x)*	8,110	263,494
Digital Turbine, Inc.*	47,800	289,190
Domo, Inc., Class B*	19,020	186,586
E2open Parent Holdings, Inc.*	124,200	563,868
Ebix, Inc.	23,690	234,057
eGain Corp.*	2,240	13,731
Enfusion, Inc., Class A*	26,130	234,386
EngageSmart, Inc.*	36,620	658,794
Envestnet, Inc.*	30,800	1,356,124
Everbridge, Inc.*	20,000	448,400
EverCommerce, Inc.*	20,400	204,612
Expensify, Inc., Class A*	14,700	47,775
Freshworks, Inc., Class A*	86,570	1,724,474
Instructure Holdings, Inc.*	8,100	205,740
Intapp, Inc.*	11,860	397,547
InterDigital, Inc.	14,475	1,161,474
Jamf Holding Corp.*	37,320	659,071
Kaltura, Inc.*	6,480	11,210
LivePerson, Inc.*	66,900	260,241
LiveRamp Holdings, Inc.*	37,985	1,095,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
LiveVox Holdings, Inc.(x)*	3,040	$10,154
Marathon Digital Holdings, Inc.(x)*	89,940	764,490
Matterport, Inc.*	110,400	239,568
MeridianLink, Inc.*	12,580	214,615
MicroStrategy, Inc., Class A(x)*	5,909	1,939,807
Mitek Systems, Inc.*	21,600	231,552
Model N, Inc.*	19,800	483,318
N-able, Inc.*	34,400	443,760
NextNav, Inc.(x)*	38,300	196,862
Olo, Inc., Class A*	45,300	274,518
ON24, Inc.(x)	23,940	151,540
OneSpan, Inc.(x)*	17,800	191,350
PagerDuty, Inc.*	41,900	942,331
PowerSchool Holdings, Inc., Class A*	29,950	678,667
Progress Software Corp.	28,977	1,523,611
PROS Holdings, Inc.*	22,700	785,874
Q2 Holdings, Inc.*	28,800	929,376
Qualys, Inc.*	19,400	2,959,470
Rapid7, Inc.*	31,380	1,436,576
Red Violet, Inc.(x)*	360	7,204
Rimini Street, Inc.*	23,210	51,062
Riot Platforms, Inc.(x)*	83,720	781,108
Sapiens International Corp. NV	14,100	400,863
SEMrush Holdings, Inc., Class A*	9,030	76,755
SolarWinds Corp.*	26,000	245,440
SoundHound AI, Inc., Class A(x)*	100,780	202,568
SoundThinking, Inc.*	6,450	115,455
Sprinklr, Inc., Class A*	46,480	643,283
Sprout Social, Inc., Class A*	23,000	1,147,240
SPS Commerce, Inc.*	19,400	3,309,834
Tenable Holdings, Inc.*	61,010	2,733,248
Terawulf, Inc.(x)*	143,570	180,898
Varonis Systems, Inc., Class B*	54,400	1,661,376
Verint Systems, Inc.*	35,951	826,514
Veritone, Inc.(x)*	17,380	44,840
Viant Technology, Inc., Class A*	3,500	19,600
Weave Communications, Inc.*	23,800	193,970
Workiva, Inc., Class A*	24,700	2,503,098
Xperi, Inc.*	20,753	204,625
Yext, Inc.*	63,000	398,790
Zeta Global Holdings Corp., Class A*	58,500	488,475
Zuora, Inc., Class A*	67,280	554,387

		65,380,042

Technology Hardware, Storage & Peripherals (0.9%)
Avid Technology, Inc.*	20,900	561,583
CompoSecure, Inc.(x)*	2,900	18,705
Corsair Gaming, Inc.*	19,700	286,241
CPI Card Group, Inc.(x)*	710	13,149
Eastman Kodak Co.*	43,030	181,156
Immersion Corp.	7,180	47,460
Intevac, Inc.*	2,150	6,687
IonQ, Inc.(x)*	85,880	1,277,894
Super Micro Computer, Inc.*	25,800	7,074,876
Turtle Beach Corp.*	9,860	89,480
Xerox Holdings Corp.	57,700	905,313

		10,462,544

Total Information Technology		160,793,942

Materials (4.5%)
Chemicals (1.9%)
AdvanSix, Inc.	13,500	419,580
American Vanguard Corp.	16,040	175,317
Aspen Aerogels, Inc.(x)*	29,870	256,882
Avient Corp.	48,500	1,713,020
Balchem Corp.	18,185	2,255,667
Cabot Corp.	29,200	2,022,684
Chase Corp.	3,600	458,028
Core Molding Technologies, Inc.*	1,350	38,462
Danimer Scientific, Inc., Class A(x)*	19,880	41,152
Ecovyst, Inc.*	44,630	439,159
FutureFuel Corp.	22,550	161,683
Hawkins, Inc.	10,100	594,385
HB Fuller Co.	29,059	1,993,738
Ingevity Corp.*	19,600	933,156
Innospec, Inc.	13,700	1,400,140
Intrepid Potash, Inc.*	8,990	226,188
Koppers Holdings, Inc.	7,223	285,670
Kronos Worldwide, Inc.	25,200	195,300
Livent Corp.(x)*	96,461	1,775,847
LSB Industries, Inc.*	38,700	395,901
Mativ Holdings, Inc.	26,977	384,692
Minerals Technologies, Inc.	19,950	1,092,462
Origin Materials, Inc.(x)*	56,810	72,717
Orion SA	33,900	721,392
Perimeter Solutions SA(x)*	61,400	278,756
PureCycle Technologies, Inc.(x)*	53,600	300,696
Quaker Chemical Corp.	7,500	1,200,000
Rayonier Advanced Materials, Inc.*	42,050	148,857
Sensient Technologies Corp.	20,925	1,223,694
Stepan Co.	11,388	853,758
Trinseo plc	25,600	209,152
Tronox Holdings plc	58,700	788,928
Valhi, Inc.(x)	1,380	18,299

		23,075,362

Construction Materials (0.3%)
Knife River Corp.*	27,210	1,328,664
Summit Materials, Inc., Class A*	64,669	2,013,793
United States Lime & Minerals, Inc.	780	156,780

		3,499,237

Containers & Packaging (0.3%)
Greif, Inc., Class A	14,800	988,788
Greif, Inc., Class B	3,200	212,992
Myers Industries, Inc.	13,300	238,469
O-I Glass, Inc.*	91,000	1,522,430
Pactiv Evergreen, Inc.	27,250	221,543
Ranpak Holdings Corp., Class A*	26,630	144,867
TriMas Corp.	27,000	668,520

		3,997,609

Metals & Mining (1.9%)
5E Advanced Materials, Inc.(x)*	3,190	7,209
Alpha Metallurgical Resources, Inc.	6,730	1,747,983
Arch Resources, Inc.	9,860	1,682,708
ATI, Inc.*	71,300	2,933,995
Caledonia Mining Corp. plc(x)	670	6,606
Carpenter Technology Corp.	28,700	1,928,927
Century Aluminum Co.*	37,550	269,984
Coeur Mining, Inc.*	134,836	299,336
Commercial Metals Co.	66,300	3,275,883
Compass Minerals International, Inc.	19,500	545,025
Constellium SE, Class A*	63,800	1,161,160
Contango ORE, Inc.*	140	2,540
Dakota Gold Corp.*	1,610	4,154
Haynes International, Inc.	4,833	224,831
Hecla Mining Co.(x)	304,409	1,190,239
i-80 Gold Corp.*	56,500	86,445
Ivanhoe Electric, Inc.(x)*	29,800	354,620
Kaiser Aluminum Corp.	10,291	774,501
Materion Corp.	11,545	1,176,551
NioCorp Developments Ltd.*	1,210	4,392
Novagold Resources, Inc.*	131,700	505,728
Olympic Steel, Inc.	6,080	341,757
Perpetua Resources Corp.*	1,320	4,303
Piedmont Lithium, Inc.*	8,800	349,360
PolyMet Mining Corp.*	23,930	49,774
Ramaco Resources, Inc., Class A(x)	7,890	86,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Ryerson Holding Corp.	9,800	$285,082
Schnitzer Steel Industries, Inc., Class A	10,500	292,425
SunCoke Energy, Inc.	42,510	431,477
TimkenSteel Corp.*	23,300	506,076
Tredegar Corp.	9,729	52,634
Warrior Met Coal, Inc.	27,880	1,424,110
Worthington Industries, Inc.	20,580	1,272,256

		23,278,782

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	8,368	303,340
Glatfelter Corp.*	23,495	46,990
Sylvamo Corp.	17,900	786,526

		1,136,856

Total Materials		54,987,846

Real Estate (6.0%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	42,386	709,118
Alpine Income Property Trust, Inc. (REIT)	2,680	43,845
American Assets Trust, Inc. (REIT)	24,318	472,985
Armada Hoffler Properties, Inc. (REIT)	33,800	346,112
Broadstone Net Lease, Inc. (REIT)	100,460	1,436,578
CTO Realty Growth, Inc. (REIT)	13,118	212,643
Empire State Realty Trust, Inc. (REIT), Class A	74,300	597,372
Essential Properties Realty Trust, Inc. (REIT)	84,060	1,818,218
Gladstone Commercial Corp. (REIT)	18,900	229,824
Global Net Lease, Inc. (REIT)	88,869	854,031
NexPoint Diversified Real Estate Trust (REIT)	5,703	49,673
One Liberty Properties, Inc. (REIT)(x)	11,043	208,381
Star Holdings (REIT)*	10,009	125,310

		7,104,090

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	54,313	1,113,417
Community Healthcare Trust, Inc. (REIT)	12,300	365,310
Diversified Healthcare Trust (REIT)	211,620	410,543
Global Medical REIT, Inc. (REIT)	30,400	272,688
LTC Properties, Inc. (REIT)	21,569	693,012
National Health Investors, Inc. (REIT)	23,928	1,228,942
Physicians Realty Trust (REIT)	118,800	1,448,172
Sabra Health Care REIT, Inc. (REIT)	120,123	1,674,515
Universal Health Realty Income Trust (REIT)	5,750	232,472

		7,439,071

Hotel & Resort REITs (0.9%)
Apple Hospitality REIT, Inc. (REIT)	109,100	1,673,594
Braemar Hotels & Resorts, Inc. (REIT)	45,690	126,561
Chatham Lodging Trust (REIT)	24,930	238,580
DiamondRock Hospitality Co. (REIT)	115,998	931,464
Hersha Hospitality Trust (REIT), Class A	38,409	378,713
Pebblebrook Hotel Trust (REIT)	61,712	838,666
RLJ Lodging Trust (REIT)	97,486	954,388
Ryman Hospitality Properties, Inc. (REIT)	30,764	2,562,026
Service Properties Trust (REIT)	95,200	732,088
Summit Hotel Properties, Inc. (REIT)	53,600	310,880
Sunstone Hotel Investors, Inc. (REIT)	125,578	1,174,154
Xenia Hotels & Resorts, Inc. (REIT)	63,400	746,852

		10,667,966

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	14,000	1,059,240
LXP Industrial Trust (REIT)	177,816	1,582,562
Plymouth Industrial REIT, Inc. (REIT)	15,900	333,105
Terreno Realty Corp. (REIT)	41,500	2,357,200

		5,332,107

Office REITs (0.8%)
Brandywine Realty Trust (REIT)	88,100	399,974
City Office REIT, Inc. (REIT)	41,460	176,205
COPT Defense Properties (REIT)	58,700	1,398,821
Douglas Emmett, Inc. (REIT)(x)	90,870	1,159,501
Easterly Government Properties, Inc. (REIT), Class A	64,720	739,750
Equity Commonwealth (REIT)	60,900	1,118,733
Hudson Pacific Properties, Inc. (REIT)	74,430	494,960
JBG SMITH Properties (REIT)	59,750	863,985
Office Properties Income Trust (REIT)	37,161	152,360
Orion Office REIT, Inc. (REIT)	35,120	182,975
Paramount Group, Inc. (REIT)	97,000	448,140
Peakstone Realty Trust (REIT)(x)	14,860	247,270
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	404,640
Postal Realty Trust, Inc. (REIT), Class A	12,330	166,455
SL Green Realty Corp. (REIT)(x)	35,190	1,312,587

		9,266,356

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	440	6,433
Anywhere Real Estate, Inc.*	64,800	416,664
Compass, Inc., Class A*	131,400	381,060
Cushman & Wakefield plc*	99,396	757,397
DigitalBridge Group, Inc.	84,100	1,478,478
Douglas Elliman, Inc.	73,790	166,765
eXp World Holdings, Inc.(x)	32,200	522,928
Forestar Group, Inc.*	14,533	391,519
FRP Holdings, Inc.*	4,000	215,880
Kennedy-Wilson Holdings, Inc.	70,024	1,032,154
Marcus & Millichap, Inc.	16,000	469,440
Maui Land & Pineapple Co., Inc.(x)*	940	12,455
Newmark Group, Inc., Class A	84,624	544,132
Opendoor Technologies, Inc.*	291,580	769,771
RE/MAX Holdings, Inc., Class A	13,170	170,420
Redfin Corp.*	54,197	381,547
RMR Group, Inc. (The), Class A	9,596	235,294
St Joe Co. (The)	18,200	988,806
Stratus Properties, Inc.*	2,650	72,610
Tejon Ranch Co.*	11,662	189,158
Transcontinental Realty Investors, Inc.*	850	26,027

		9,228,938

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	77,400	526,320
BRT Apartments Corp. (REIT)	10,060	173,736
Centerspace (REIT)	7,049	424,773
Clipper Realty, Inc. (REIT)	6,840	35,431
Elme Communities (REIT)	42,317	577,204
Independence Realty Trust, Inc. (REIT)	112,207	1,578,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
NexPoint Residential Trust, Inc. (REIT)	9,700	$312,146
UMH Properties, Inc. (REIT)	21,500	301,430
Veris Residential, Inc. (REIT)	51,400	848,100

		4,777,893

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	45,673	655,408
Alexander’s, Inc. (REIT)	1,395	254,211
CBL & Associates Properties, Inc. (REIT)(x)	13,400	281,132
Getty Realty Corp. (REIT)	26,575	736,925
InvenTrust Properties Corp. (REIT)	34,200	814,302
Kite Realty Group Trust (REIT)	115,772	2,479,836
Macerich Co. (The) (REIT)	102,600	1,119,366
NETSTREIT Corp. (REIT)	31,600	492,328
Phillips Edison & Co., Inc. (REIT)	69,500	2,331,030
Retail Opportunity Investments Corp. (REIT)	62,100	768,798
RPT Realty (REIT)	67,310	710,794
Saul Centers, Inc. (REIT)	5,950	209,856
SITE Centers Corp. (REIT)	117,400	1,447,542
Tanger Factory Outlet Centers, Inc. (REIT)	51,600	1,166,160
Urban Edge Properties (REIT)	64,500	984,270
Whitestone REIT (REIT)	25,200	242,676

		14,694,634

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)(x)	20,500	210,330
Four Corners Property Trust, Inc. (REIT)	46,600	1,034,054
Gladstone Land Corp. (REIT)	15,900	226,257
Outfront Media, Inc. (REIT)	75,600	763,560
PotlatchDeltic Corp. (REIT)	42,809	1,943,100
Safehold, Inc. (REIT)	19,467	346,513
Uniti Group, Inc. (REIT)	105,400	497,488

		5,021,302

Total Real Estate		73,532,357

Utilities (2.9%)
Electric Utilities (0.7%)
ALLETE, Inc.	28,623	1,511,294
Genie Energy Ltd., Class B(x)	5,160	76,007
MGE Energy, Inc.	20,279	1,389,314
Otter Tail Corp.(x)	22,925	1,740,466
PNM Resources, Inc.	46,181	2,060,135
Portland General Electric Co.	51,912	2,101,398

		8,878,614

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	86,725	3,064,853
Chesapeake Utilities Corp.	9,050	884,637
New Jersey Resources Corp.	49,322	2,003,953
Northwest Natural Holding Co.	17,242	657,955
ONE Gas, Inc.	29,500	2,014,260
RGC Resources, Inc.(x)	1,150	19,895
Southwest Gas Holdings, Inc.	37,936	2,291,714
Spire, Inc.	26,152	1,479,680

		12,416,947

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc., Class A(x)*	56,750	297,938
Montauk Renewables, Inc.*	37,530	341,898
Ormat Technologies, Inc.	30,010	2,098,299
Sunnova Energy International, Inc.(x)*	60,600	634,482

		3,372,617

Multi-Utilities (0.4%)
Avista Corp.	37,099	1,200,895
Black Hills Corp.	34,819	1,761,493
Northwestern Energy Group, Inc.	34,768	1,670,950
Unitil Corp.	8,100	345,951

		4,979,289

Water Utilities (0.5%)
American States Water Co.	21,158	1,664,711
Artesian Resources Corp., Class A	5,250	220,448
Cadiz, Inc.(x)*	14,550	48,160
California Water Service Group	27,800	1,315,218
Consolidated Water Co. Ltd.(x)	6,800	193,392
Global Water Resources, Inc.	4,780	46,605
Middlesex Water Co.	11,300	748,625
Pure Cycle Corp.*	9,680	92,928
SJW Group	15,000	901,650
York Water Co. (The)	6,190	232,063

		5,463,800

Total Utilities		35,111,267

Total Common Stocks (99.0%) (Cost $987,378,235)		1,209,375,515

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Jounce Therapeutics, Inc., CVR(r)*	41,200	—

Total Consumer Discretionary		—

Financials (0.0%)†
Financial Services (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	47,400

Total Financials		47,400

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	82,700	41,350
Chinook Therapeutics, Inc., CVR (r)*	35,960	14,384
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	—

Total Health Care		55,734
Total Rights (0.0%)† (Cost $65,217)		103,134

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	16,000,000	16,000,000
Fidelity Government Portfolio, Institutional Shares 5.23% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	21,174,519	21,174,519
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.27% (7 day yield) (xx)	4,000,000	4,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.29% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		51,174,519

Total Short-Term Investments (4.2%) (Cost $51,174,519)		51,174,519

Total Investments in Securities (103.2%) (Cost $1,038,617,971)		1,260,653,168
Other Assets Less Liabilities (-3.2%)		(39,246,716)

Net Assets (100%)		$1,221,406,452

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $931,489 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $57,167,893. This was collateralized by $8,265,834 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/3/23 – 2/15/53 and by cash of $51,174,519 which was subsequently invested in investment companies.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	101	12/2023	USD	9,082,930	(372,886)

					(372,886)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,299,672	$—	$—		$29,299,672
Consumer Discretionary	128,031,322	—	—		128,031,322
Consumer Staples	43,525,679	—	—		43,525,679
Energy	102,686,365	—	—		102,686,365
Financials	194,798,988	—	—		194,798,988
Health Care	179,199,239	—	—	(a)	179,199,239
Industrials	207,408,838	—	—		207,408,838
Information Technology	160,793,942	—	—		160,793,942
Materials	54,987,846	—	—		54,987,846
Real Estate	73,532,357	—	—		73,532,357
Utilities	35,111,267	—	—		35,111,267
Rights
Consumer Discretionary	—	—	—	(a)	— (a)
Financials	—	47,400	—		47,400
Health Care	—	—	55,734		55,734
Short-Term Investments
Investment Companies	51,174,519	—	—		51,174,519

Total Assets	$1,260,550,034	$47,400	$55,734		$1,260,653,168

Liabilities:
Futures	$(372,886)	$—	$—		$(372,886)

Total Liabilities	$(372,886)	$—	$—		$(372,886)

Total	$1,260,177,148	$47,400	$55,734		$1,260,280,282

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$448,301,649
Aggregate gross unrealized depreciation	(230,032,606)

Net unrealized appreciation	$218,269,043

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,042,011,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.1%)
Specialty Retail (0.1%)
Warby Parker, Inc., Class A*	8,997	$118,401

Total Consumer Discretionary		118,401

Financials (0.0%)†
Insurance (0.0%)†
Oscar Health, Inc., Class A*	7,800	43,446

Total Financials		43,446

Health Care (98.8%)
Biotechnology (30.9%)
89bio, Inc.*	3,400	52,496
Aadi Bioscience, Inc.*	1,632	7,899
AbbVie, Inc.	7,907	1,178,617
ACADIA Pharmaceuticals, Inc.*	16,653	347,049
ACELYRIN, Inc.(x)*	6,838	69,542
Agios Pharmaceuticals, Inc.*	5,406	133,799
Akero Therapeutics, Inc.*	8,842	447,228
Alector, Inc.*	8,716	56,480
Alkermes plc*	3,900	109,239
Allakos, Inc.*	17,586	39,920
Allogene Therapeutics, Inc.(x)*	38,273	121,325
Alnylam Pharmaceuticals, Inc.*	16,849	2,983,958
Alpine Immune Sciences, Inc.(x)*	3,000	34,350
Ambrx Biopharma, Inc. (ADR)(x)*	8,725	100,338
Amgen, Inc.	9,596	2,579,021
AnaptysBio, Inc.*	2,200	39,512
Apellis Pharmaceuticals, Inc.*	7,748	294,734
Apogee Therapeutics, Inc.(x)*	6,435	137,066
Arcellx, Inc.*	2,900	104,052
Ardelyx, Inc.*	21,603	88,140
Argenx SE (ADR)*	8,628	4,241,784
Ascendis Pharma A/S (ADR)*	5,099	477,470
Aura Biosciences, Inc.*	7,297	65,454
Avidity Biosciences, Inc.*	23,270	148,463
BeiGene Ltd. (ADR)*	7,097	1,276,537
Bicycle Therapeutics plc (ADR)(x)*	6,217	124,900
Biogen, Inc.*	3,531	907,502
Biohaven Ltd.*	13,689	356,051
BioMarin Pharmaceutical, Inc.*	10,543	932,845
Blueprint Medicines Corp.*	19,605	984,563
Celldex Therapeutics, Inc.*	4,405	121,226
Centessa Pharmaceuticals plc (ADR)(x)*	12,794	82,777
Cerevel Therapeutics Holdings, Inc.(x)*	24,250	529,378
Crinetics Pharmaceuticals, Inc.*	8,687	258,351
CRISPR Therapeutics AG(x)*	4,270	193,815
CureVac NV(x)*	21,676	148,047
Cytokinetics, Inc.*	6,114	180,118
Day One Biopharmaceuticals, Inc.*	8,665	106,320
Denali Therapeutics, Inc.*	11,756	242,526
Disc Medicine, Inc.*	1,368	64,269
Dyne Therapeutics, Inc.*	1,600	14,336
Entrada Therapeutics, Inc.(x)*	8,165	129,007
Exact Sciences Corp.*	13,458	918,105
Exelixis, Inc.*	20,313	443,839
Fate Therapeutics, Inc.*	14,816	31,410
Generation Bio Co.*	30,137	114,219
Genmab A/S*	2,189	778,234
Ideaya Biosciences, Inc.*	7,831	211,280
IGM Biosciences, Inc.(x)*	9,760	81,496
Immatics NV(x)*	11,078	128,283
Immuneering Corp., Class A(x)*	22,529	173,023
Immunocore Holdings plc (ADR)*	21,471	1,114,345
ImmunoGen, Inc.*	19,500	309,465
Immunome, Inc.*	10,955	91,474
Immunovant, Inc.*	3,932	150,949
Incyte Corp.*	7,930	458,116
Insmed, Inc.*	28,284	714,171
Intellia Therapeutics, Inc.*	5,590	176,756
Ionis Pharmaceuticals, Inc.*	13,112	594,760
Iovance Biotherapeutics, Inc.*	27,735	126,194
Karuna Therapeutics, Inc.*	9,104	1,539,395
Keros Therapeutics, Inc.*	3,657	116,585
Krystal Biotech, Inc.*	2,259	262,044
Kymera Therapeutics, Inc.*	10,808	150,231
Leap Therapeutics, Inc.*	182	251
Legend Biotech Corp. (ADR)*	19,977	1,341,855
LianBio (ADR)*	27,401	40,828
Lyell Immunopharma, Inc.(x)*	63,158	92,842
Madrigal Pharmaceuticals, Inc.*	1,142	166,778
Mirati Therapeutics, Inc.*	16,005	697,178
Moderna, Inc.*	2,862	295,616
Monte Rosa Therapeutics, Inc.(x)*	20,464	98,023
MoonLake Immunotherapeutics, Class A(x)*	12,749	726,693
Morphic Holding, Inc.*	7,997	183,211
Neurocrine Biosciences, Inc.*	2,961	333,113
Nuvalent, Inc., Class A*	3,080	141,588
Pharming Group NV*	88,786	114,051
Prelude Therapeutics, Inc.(x)*	10,246	31,660
Prime Medicine, Inc.(x)*	12,574	119,956
Protagonist Therapeutics, Inc.*	7,600	126,768
Prothena Corp. plc(x)*	11,815	570,074
PTC Therapeutics, Inc.*	7,920	177,487
RAPT Therapeutics, Inc.*	10,373	172,399
RayzeBio, Inc.(x)*	5,017	111,377
Regeneron Pharmaceuticals, Inc.*	9,365	7,707,020
Relay Therapeutics, Inc.*	33,233	279,490
Replimune Group, Inc.*	18,977	324,696
REVOLUTION Medicines, Inc.*	20,148	557,697
Rocket Pharmaceuticals, Inc.*	13,409	274,750
Roivant Sciences Ltd.*	34,048	397,681
Sage Therapeutics, Inc.*	8,678	178,593
Sana Biotechnology, Inc.(x)*	30,772	119,088
Sarepta Therapeutics, Inc.*	6,100	739,442
Scholar Rock Holding Corp.(x)*	27,312	193,915
Senti Biosciences, Inc., Class A(x)*	29,572	12,559
SpringWorks Therapeutics, Inc.(x)*	9,701	224,287
Taysha Gene Therapies, Inc.(x)*	12,100	38,236
Tenaya Therapeutics, Inc.*	21,614	55,116
Twist Bioscience Corp.*	5,942	120,385
Ultragenyx Pharmaceutical, Inc.*	15,925	567,726
Vaxcyte, Inc.*	9,986	509,086
Vertex Pharmaceuticals, Inc.*	15,346	5,336,418
Voyager Therapeutics, Inc.*	12,122	93,946
Xencor, Inc.*	11,773	237,226
Zai Lab Ltd. (ADR)(x)*	16,760	407,436
Zentalis Pharmaceuticals, Inc.*	12,482	250,389

		53,361,808

Health Care Equipment & Supplies (14.9%)
Baxter International, Inc.	4,323	163,150
Becton Dickinson & Co.	11,479	2,967,666
Boston Scientific Corp.*	17,558	927,062
Dexcom, Inc.*	9,490	885,417
Edwards Lifesciences Corp.*	9,126	632,249
Hologic, Inc.*	16,904	1,173,138
Inari Medical, Inc.*	7,739	506,131
Insulet Corp.*	4,407	702,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Intuitive Surgical, Inc.*	20,247	$5,917,996
iRhythm Technologies, Inc.*	3,073	289,661
Lantheus Holdings, Inc.*	5,899	409,863
Masimo Corp.*	3,484	305,477
Novocure Ltd.*	16,502	266,507
Orchestra BioMed Holdings, Inc.(x)*	9,046	78,881
Penumbra, Inc.*	9,069	2,193,882
PROCEPT BioRobotics Corp.(x)*	11,145	365,667
Shockwave Medical, Inc.*	6,903	1,374,387
STERIS plc	1,413	310,041
Stryker Corp.	18,661	5,099,492
Teleflex, Inc.	3,376	663,080
Zimmer Biomet Holdings, Inc.	4,111	461,336

		25,693,955

Health Care Providers & Services (20.0%)
agilon health, Inc.(x)*	35,910	637,762
Alignment Healthcare, Inc.*	20,187	140,098
Cencora, Inc.	1,921	345,722
Centene Corp.*	22,434	1,545,254
Cigna Group (The)	8,058	2,305,152
Elevance Health, Inc.	13,101	5,704,437
GeneDx Holdings Corp., Class A(x)*	744	2,708
Guardant Health, Inc.*	19,122	566,776
HCA Healthcare, Inc.	4,706	1,157,582
Humana, Inc.	7,773	3,781,720
McKesson Corp.	1,413	614,443
Molina Healthcare, Inc.*	9,010	2,954,289
Option Care Health, Inc.*	5,301	171,487
Privia Health Group, Inc.*	10,683	245,709
Surgery Partners, Inc.*	15,789	461,828
Tenet Healthcare Corp.*	1,200	79,068
UnitedHealth Group, Inc.	27,382	13,805,731

		34,519,766

Health Care Technology (0.9%)
Schrodinger, Inc.*	8,761	247,673
Veeva Systems, Inc., Class A*	6,009	1,222,531

		1,470,204

Life Sciences Tools & Services (14.2%)
10X Genomics, Inc., Class A*	15,312	631,620
Agilent Technologies, Inc.	20,896	2,336,591
Avantor, Inc.*	35,148	740,920
Bio-Techne Corp.	6,248	425,301
Bruker Corp.	12,878	802,299
Charles River Laboratories International, Inc.*	1,366	267,709
Danaher Corp.	19,400	4,813,140
Evotec SE*	5,553	110,960
ICON plc*	1,300	320,125
Illumina, Inc.*	2,025	277,992
IQVIA Holdings, Inc.*	2,855	561,721
Mettler-Toledo International, Inc.*	474	525,225
Olink Holding AB (ADR)*	26,703	393,869
Pacific Biosciences of California, Inc.*	41,132	343,452
Repligen Corp.*	3,871	615,528
Sartorius AG (Preference)(q)	2,365	804,628
Seer, Inc., Class A*	19,184	42,397
Thermo Fisher Scientific, Inc.	16,919	8,563,890
West Pharmaceutical Services, Inc.	4,561	1,711,333
Wuxi Biologics Cayman, Inc.(m)*	44,500	259,410

		24,548,110

Pharmaceuticals (17.9%)
Arvinas, Inc.*	7,525	147,791
Astellas Pharma, Inc.	46,900	650,901
AstraZeneca plc (ADR)	77,274	5,232,995
Catalent, Inc.*	14,825	674,982
Cymabay Therapeutics, Inc.*	6,353	94,723
Daiichi Sankyo Co. Ltd.	25,200	692,393
Eli Lilly and Co.	23,611	12,682,176
EyePoint Pharmaceuticals, Inc.*	4,900	39,151
Longboard Pharmaceuticals, Inc.(x)*	8,398	46,693
Merck & Co., Inc.	60,730	6,252,154
Novo Nordisk A/S (ADR)	19,303	1,755,415
Nuvation Bio, Inc.*	7,192	9,637
Pfizer, Inc.	15,151	502,559
Pliant Therapeutics, Inc.(x)*	8,138	141,113
Relmada Therapeutics, Inc.*	2,774	8,322
Roche Holding AG	1,932	528,617
Royalty Pharma plc, Class A	19,597	531,863
Structure Therapeutics, Inc. (ADR)(x)*	8,531	430,133
Theseus Pharmaceuticals, Inc.(x)*	14,238	38,300
Ventyx Biosciences, Inc.*	10,688	371,194
WaVe Life Sciences Ltd.*	11,691	67,223

		30,898,335

Total Health Care		170,492,178

Materials (0.1%)
Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc., Class A(x)*	53,863	97,492

Total Materials		97,492

Total Common Stocks (99.0%) (Cost $135,277,725)		170,751,517

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
EQRx, Inc., expiring 12/20/26*	3,127	125

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp.,expiring 7/22/26*	3,332	100

Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	1,418	312

Total Health Care		537

Total Warrants (0.0%)† (Cost $—)		537

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	600,000	600,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	400,000	400,000
Goldman Sachs Financial Square Government Fund 5.23% (7 day yield) (xx)	1,600,000	1,600,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	444,657	$444,657

Total Investment Companies		3,044,657

Total Short-Term Investments (1.8%) (Cost $3,044,657)		3,044,657

Total Investments in Securities (100.8%) (Cost $138,322,382)		173,796,711
Other Assets Less Liabilities (-0.8%)		(1,327,440)

Net Assets (100%)		$172,469,271

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $259,410 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $4,185,499. This was collateralized by $1,182,258 of various U.S. Government Treasury Securities, ranging from 0.000% — 6.125%, maturing 10/3/23 — 2/15/53 and by cash of $3,044,657 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$118,401	$—	$—	$118,401
Financials	43,446	—	—	43,446
Health Care	166,552,984	3,939,194	—	170,492,178
Materials	97,492	—	—	97,492
Short-Term Investments
Investment Companies	3,044,657	—	—	3,044,657
Warrants
Health Care	225	312	—	537

Total Assets	$169,857,205	$3,939,506	$—	$173,796,711

Total Liabilities	$—	$—	$—	$—

Total	$169,857,205	$3,939,506	$—	$173,796,711

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,421,352
Aggregate gross unrealized depreciation	(19,803,970)

Net unrealized appreciation	$34,617,382

Federal income tax cost of investments in securities and derivative instruments, if applicable	$139,179,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.2%)
Automobile Components (1.9%)
Cie Generale des Etablissements Michelin SCA (ADR)	1,836,402	$27,986,767

Household Durables (5.3%)
Lennar Corp., Class A	381,423	42,807,103
Sony Group Corp. (ADR)(x)	406,451	33,495,627

		76,302,730

Total Consumer Discretionary		104,289,497

Consumer Staples (8.3%)
Beverages (4.3%)
Coca-Cola Co. (The)	583,096	32,641,714
Constellation Brands, Inc., Class A	117,846	29,618,235

		62,259,949

Consumer Staples Distribution & Retail (1.8%)
Sysco Corp.	378,147	24,976,609

Household Products (2.2%)
Procter & Gamble Co. (The)	216,779	31,619,385

Total Consumer Staples		118,855,943

Energy (4.7%)
Oil, Gas & Consumable Fuels (4.7%)
Coterra Energy, Inc.	1,338,748	36,213,134
Phillips 66	260,696	31,322,624

Total Energy		67,535,758

Financials (15.3%)
Banks (7.9%)
Commerce Bancshares, Inc.	308,368	14,795,496
Cullen/Frost Bankers, Inc.	232,305	21,188,539
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	2,759,069	23,424,496
PNC Financial Services Group, Inc. (The)	202,291	24,835,266
US Bancorp	904,630	29,907,068

		114,150,865

Capital Markets (5.2%)
Ameriprise Financial, Inc.	125,575	41,399,566
Blackstone, Inc.	315,489	33,801,492

		75,201,058

Consumer Finance (2.2%)
Capital One Financial Corp.	319,804	31,036,978

Total Financials		220,388,901

Health Care (11.8%)
Biotechnology (2.7%)
Amgen, Inc.	145,740	39,169,082

Health Care Equipment & Supplies (3.8%)
Alcon, Inc.	411,622	31,719,591
Medtronic plc	301,087	23,593,178

		55,312,769

Life Sciences Tools & Services (2.8%)
Danaher Corp.	162,360	40,281,516

Pharmaceuticals (2.5%)
Merck & Co., Inc.	348,131	35,840,086

Total Health Care		170,603,453

Industrials (11.3%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	129,652	28,649,202

Industrial Conglomerates (2.2%)
Honeywell International, Inc.	172,290	31,828,855

Machinery (7.1%)
Oshkosh Corp.	225,997	21,566,894
Parker-Hannifin Corp.	129,919	50,606,049
Xylem, Inc.	324,218	29,513,564

		101,686,507

Total Industrials		162,164,564

Information Technology (20.1%)
Electronic Equipment, Instruments & Components (2.2%)
Teledyne Technologies, Inc.*	78,400	32,032,672

Semiconductors & Semiconductor Equipment (5.0%)
Microchip Technology, Inc.	525,493	41,014,729
QUALCOMM, Inc.	286,589	31,828,574

		72,843,303

Software (12.9%)
Adobe, Inc.*	100,626	51,309,197
ANSYS, Inc.*	133,639	39,764,285
Autodesk, Inc.*	163,696	33,870,339
Microsoft Corp.	191,261	60,390,661

		185,334,482

Total Information Technology		290,210,457

Materials (10.7%)
Chemicals (7.7%)
Corteva, Inc.	922,128	47,176,068
Ecolab, Inc.	180,005	30,492,847
RPM International, Inc.	341,217	32,350,784

		110,019,699

Construction Materials (3.0%)
Martin Marietta Materials, Inc.	105,967	43,497,334

Total Materials		153,517,033

Real Estate (3.2%)
Residential REITs (1.8%)
Equity LifeStyle Properties, Inc. (REIT)	402,012	25,612,185

Specialized REITs (1.4%)
Crown Castle, Inc. (REIT)	221,340	20,369,920

Total Real Estate		45,982,105

Utilities (4.5%)
Electric Utilities (2.1%)
Xcel Energy, Inc.	537,624	30,762,845

Gas Utilities (2.4%)
Atmos Energy Corp.	320,089	33,907,028

Total Utilities		64,669,873

Total Common Stocks (97.1%) (Cost $1,351,023,096)		1,398,217,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	2,000,000	$2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	35,572,987	35,572,987

Total Investment Companies		39,572,987

Total Short-Term Investments (2.7%) (Cost $39,572,987)		39,572,987

Total Investments in Securities (99.8%) (Cost $1,390,596,083)		1,437,790,571
Other Assets Less Liabilities (0.2%)		2,843,875

Net Assets (100%)		$1,440,634,446

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $38,317,581. This was collateralized by cash of $39,572,987 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$104,289,497	$—	$—	$104,289,497
Consumer Staples	118,855,943	—	—	118,855,943
Energy	67,535,758	—	—	67,535,758
Financials	220,388,901	—	—	220,388,901
Health Care	170,603,453	—	—	170,603,453
Industrials	162,164,564	—	—	162,164,564
Information Technology	290,210,457	—	—	290,210,457
Materials	153,517,033	—	—	153,517,033
Real Estate	45,982,105	—	—	45,982,105
Utilities	64,669,873	—	—	64,669,873
Short-Term Investments
Investment Companies	39,572,987	—	—	39,572,987

Total Assets	$1,437,790,571	$—	$—	$1,437,790,571

Total Liabilities	$—	$—	$—	$—

Total	$1,437,790,571	$—	$—	$1,437,790,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,801,651
Aggregate gross unrealized depreciation	(120,613,066)

Net unrealized appreciation	$47,188,585

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,390,601,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (90.0%)
Energy Equipment & Services (6.2%)
Schlumberger NV	112,882	$6,581,020
Tenaris SA	78,577	1,244,887
Tenaris SA (ADR)	27,366	864,766

		8,690,673

Oil, Gas & Consumable Fuels (83.8%)
ARC Resources Ltd.(x)	225,052	3,592,216
BP plc	844,934	5,478,224
BP plc (ADR)	108,471	4,199,997
Canadian Natural Resources Ltd.	27,872	1,802,482
Cenovus Energy, Inc.	318,206	6,625,049
Chesapeake Energy Corp.	39,229	3,382,717
Chevron Corp.	35,540	5,992,755
ConocoPhillips	49,789	5,964,722
Coterra Energy, Inc.	174,334	4,715,735
Diamondback Energy, Inc.	35,485	5,495,917
Enbridge, Inc.	124,330	4,123,737
EOG Resources, Inc.	48,407	6,136,071
EQT Corp.	29,560	1,199,545
Equinor ASA	112,817	3,703,560
Exxon Mobil Corp.	56,392	6,630,571
LUKOIL PJSC (ADR)(r)*	41,176	—
Marathon Petroleum Corp.	34,317	5,193,535
Petroleo Brasileiro SA	408,280	3,064,608
Phillips 66	42,902	5,154,675
Pioneer Natural Resources Co.	13,748	3,155,853
Shell plc	414,172	13,168,933
Targa Resources Corp.	52,319	4,484,785
TotalEnergies SE	108,608	7,154,796
TotalEnergies SE (ADR)	54,288	3,569,979
Williams Cos., Inc. (The)	104,623	3,524,749

		117,515,211

Total Energy		126,205,884

Utilities (8.5%)
Electric Utilities (5.2%)
American Electric Power Co., Inc.	12,139	913,096
Duke Energy Corp.	11,176	986,394
Edison International	10,860	687,329
Enel SpA	99,720	613,597
Exelon Corp.	22,658	856,246
Iberdrola SA	78,930	884,139
NextEra Energy, Inc.	22,995	1,317,383
Southern Co. (The)	15,344	993,064

		7,251,248

Independent Power and Renewable Electricity Producers (1.2%)
AES Corp. (The)	26,970	409,944
China Longyuan Power Group Corp. Ltd., Class H RWE AG	838,555 14,593	730,300 542,310

		1,682,554

Multi-Utilities (2.1%)
Engie SA	85,824	1,318,414
National Grid plc	56,793	679,073
Sempra	15,102	1,027,389

		3,024,876

Total Utilities		11,958,678

Total Common Stocks (98.5%) (Cost $100,467,021)		138,164,562

SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	1,413,493	1,413,493

Total Investment Companies		3,413,493

Total Short-Term Investments (2.4%) (Cost $3,413,493)		3,413,493

Total Investments in Securities (100.9%) (Cost $103,880,514)		141,578,055
Other Assets Less Liabilities (-0.9%)		(1,310,674)

Net Assets (100%)		$140,267,381

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

*	Non-income producing.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $3,229,294. This was collateralized by cash of $3,413,493 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Brazil	2.2%
Canada	11.5
China	0.5
France	8.6
Germany	0.4
Italy	0.4
Netherlands	9.4
Norway	2.6
Russia	0.0 #
Spain	0.6
United Kingdom	7.4
United States	57.3
Cash and Other	(0.9)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$95,455,484	$30,750,400	$—	(a)	$126,205,884
Utilities	7,190,845	4,767,833	—		11,958,678
Short-Term Investments
Investment Companies	3,413,493	—	—		3,413,493

Total Assets	$106,059,822	$35,518,233	$—		$141,578,055

Total Liabilities	$—	$—	$—		$—

Total	$106,059,822	$35,518,233	$—		$141,578,055

(a)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,178,329
Aggregate gross unrealized depreciation	(3,846,654)

Net unrealized appreciation	$37,331,675

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,246,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	2,400	$109,176

Entertainment (0.6%)
Live Nation Entertainment, Inc.*	1,400	116,256
Netflix, Inc.*	14,836	5,602,074
Playtika Holding Corp.*	10,127	97,523
ROBLOX Corp., Class A*	8,500	246,160
Roku, Inc., Class A*	1,600	112,944
Spotify Technology SA*	13,792	2,132,795

		8,307,752

Interactive Media & Services (7.5%)
Alphabet, Inc., Class A*	384,573	50,325,223
Alphabet, Inc., Class C*	91,482	12,061,902
Match Group, Inc.*	5,202	203,788
Meta Platforms, Inc., Class A*	125,946	37,810,249
Pinterest, Inc., Class A*	10,600	286,518
Snap, Inc., Class A*	55,009	490,130
ZoomInfo Technologies, Inc., Class A*	7,300	119,720

		101,297,530

Media (0.9%)
Charter Communications, Inc., Class A*	2,118	931,539
Liberty Broadband Corp., Class C*	1,600	146,112
Trade Desk, Inc. (The), Class A*	141,438	11,053,379

		12,131,030

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	17,467	2,446,253

Total Communication Services		124,291,741

Consumer Discretionary (10.6%)
Automobile Components (0.0%)†
Fox Factory Holding Corp.*	1,300	128,804

Automobiles (1.8%)
Rivian Automotive, Inc., Class A(x)*	49,828	1,209,824
Tesla, Inc.*	92,620	23,175,376

		24,385,200

Broadline Retail (3.6%)
Amazon.com, Inc.*	372,060	47,296,267
Coupang, Inc., Class A*	93,949	1,597,133
eBay, Inc.	3,400	149,906
Etsy, Inc.*	2,500	161,450

		49,204,756

Distributors (0.0%)†
Pool Corp.	712	253,543

Diversified Consumer Services (0.0%)†
Chegg, Inc.*	4,800	42,816
H&R Block, Inc.	4,300	185,158

		227,974

Hotels, Restaurants & Leisure (2.6%)
Airbnb, Inc., Class A*	7,600	1,042,796
Bloomin’ Brands, Inc.	6,400	157,376
Booking Holdings, Inc.*	1,834	5,655,964
Caesars Entertainment, Inc.*	2,700	125,145
Cava Group, Inc.(x)*	105,500	3,231,465
Chipotle Mexican Grill, Inc., Class A*	3,214	5,887,502
Churchill Downs, Inc.	1,400	162,456
Darden Restaurants, Inc.	1,700	243,474
Domino’s Pizza, Inc.	708	268,184
DoorDash, Inc., Class A*	4,073	323,681
DraftKings, Inc., Class A*	268,300	7,898,752
Expedia Group, Inc.*	2,900	298,903
Hilton Worldwide Holdings, Inc.	2,100	315,378
Las Vegas Sands Corp.	5,500	252,120
Marriott International, Inc., Class A	4,500	884,520
McDonald’s Corp.	5,368	1,414,146
MGM Resorts International	94,670	3,480,069
Royal Caribbean Cruises Ltd.*	1,300	119,782
Starbucks Corp.	20,253	1,848,491
Texas Roadhouse, Inc., Class A	1,300	124,930
Travel + Leisure Co.	3,300	121,209
Vail Resorts, Inc.	700	155,323
Yum! Brands, Inc.	4,400	549,736

		34,561,402

Leisure Products (0.1%)
Brunswick Corp.	100	7,900
Peloton Interactive, Inc., Class A*	92,564	467,448
Polaris, Inc.	1,400	145,796
YETI Holdings, Inc.*	3,300	159,126

		780,270

Specialty Retail (1.7%)
AutoZone, Inc.*	291	739,137
Best Buy Co., Inc.	1,800	125,046
Burlington Stores, Inc.*	1,100	148,830
CarMax, Inc.*	1,700	120,241
Five Below, Inc.*	1,100	176,990
Floor & Decor Holdings, Inc., Class A*	2,000	181,000
GNC Holdings, Inc.(r)*	9,938	—
Home Depot, Inc. (The)	36,454	11,014,941
Leslie’s, Inc.*	8,133	46,033
Lowe’s Cos., Inc.	7,862	1,634,038
Murphy USA, Inc.	400	136,692
O’Reilly Automotive, Inc.*	896	814,338
RH*	500	132,180
Ross Stores, Inc.	39,913	4,508,173
Stitch Fix, Inc., Class A*	3,300	11,385
TJX Cos., Inc. (The)	21,186	1,883,012
Tractor Supply Co.	2,128	432,090
Ulta Beauty, Inc.*	1,004	401,048
Valvoline, Inc.	5,200	167,648
Victoria’s Secret & Co.*	1,366	22,785
Wayfair, Inc., Class A(x)*	1,200	72,684
Williams-Sonoma, Inc.	1,600	248,640

		23,016,931

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	1,100	97,053
Deckers Outdoor Corp.*	600	308,454
Lululemon Athletica, Inc.*	23,700	9,138,957
NIKE, Inc., Class B	11,415	1,091,503
Skechers USA, Inc., Class A*	4,100	200,695

		10,836,662

Total Consumer Discretionary		143,395,542

Consumer Staples (3.1%)
Beverages (1.6%)
Brown-Forman Corp., Class A	1,800	104,580
Brown-Forman Corp., Class B	2,710	156,340
Celsius Holdings, Inc.*	54,300	9,317,880
Coca-Cola Co. (The)	34,696	1,942,282
Coca-Cola Consolidated, Inc.	200	127,264
Constellation Brands, Inc., Class A	500	125,665
Diageo plc (ADR)(x)	24,640	3,675,795
Monster Beverage Corp.*	62,972	3,334,368
PepsiCo, Inc.	17,118	2,900,474

		21,684,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc., Class A	5,600	$127,400
BJ’s Wholesale Club Holdings, Inc.*	2,500	178,425
Casey’s General Stores, Inc.	500	135,760
Costco Wholesale Corp.	17,266	9,754,599
Dollar General Corp.	4,453	471,128
Performance Food Group Co.*	2,100	123,606
Sysco Corp.	9,866	651,649
Target Corp.	8,300	917,731
Walmart, Inc.	24,730	3,955,069

		16,315,367

Food Products (0.1%)
Hershey Co. (The)	1,938	387,755
Lamb Weston Holdings, Inc.	3,200	295,872

		683,627

Household Products (0.2%)
Church & Dwight Co., Inc.	3,961	362,946
Clorox Co. (The)	1,984	260,023
Kimberly-Clark Corp.	5,700	688,845
Procter & Gamble Co. (The)	7,900	1,152,294

		2,464,108

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	1,100	120,813
Estee Lauder Cos., Inc. (The), Class A	1,282	185,313
Kenvue, Inc.	9,349	187,728

		493,854

Total Consumer Staples		41,641,604

Energy (0.4%)
Energy Equipment & Services (0.2%)
ChampionX Corp.	3,900	138,918
Halliburton Co.	3,720	150,660
Schlumberger NV	25,000	1,457,500
Valaris Ltd.*	3,200	239,936

		1,987,014

Oil, Gas & Consumable Fuels (0.2%)
APA Corp.	4,900	201,390
Cheniere Energy, Inc.	4,400	730,224
Hess Corp.	2,800	428,400
Magnolia Oil & Gas Corp., Class A	6,400	146,624
Matador Resources Co.	3,000	178,440
New Fortress Energy, Inc.	4,200	137,676
ONEOK, Inc.	2,800	177,604
Ovintiv, Inc.	4,810	228,812
Targa Resources Corp.	4,300	368,596
Texas Pacific Land Corp.	100	182,356

		2,780,122

Total Energy		4,767,136

Financials (6.0%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	100	138,010
NU Holdings Ltd., Class A*	28,300	205,175

		343,185

Capital Markets (1.2%)
Ameriprise Financial, Inc.	14,670	4,836,406
Ares Management Corp., Class A	2,900	298,323
Blackstone, Inc.	13,600	1,457,104
FactSet Research Systems, Inc.	676	295,588
KKR & Co., Inc.	2,900	178,640
LPL Financial Holdings, Inc.	1,500	356,475
MarketAxess Holdings, Inc.	700	149,548
Moody’s Corp.	2,897	915,944
Morningstar, Inc.	800	187,392
MSCI, Inc., Class A	669	343,251
S&P Global, Inc.	12,130	4,432,423
Tradeweb Markets, Inc., Class A	24,932	1,999,546

		15,450,640

Consumer Finance (0.0%)†
American Express Co.	3,520	525,149

Financial Services (4.2%)
Affirm Holdings, Inc., Class A(x)*	28,459	605,323
Apollo Global Management, Inc.	52,930	4,750,997
Block, Inc., Class A*	3,600	159,336
Euronet Worldwide, Inc.*	1,400	111,132
Fiserv, Inc.*	62,399	7,048,591
FleetCor Technologies, Inc.*	1,406	359,008
Global Payments, Inc.	25,494	2,941,753
Jack Henry & Associates, Inc.	728	110,030
Mastercard, Inc., Class A	33,950	13,441,144
PayPal Holdings, Inc.*	18,215	1,064,849
Shift4 Payments, Inc., Class A*	2,000	110,740
Toast, Inc., Class A*	101,600	1,902,968
Visa, Inc., Class A	105,015	24,154,500
Western Union Co. (The)	9,600	126,528
WEX, Inc.*	1,000	188,090

		57,074,989

Insurance (0.6%)
Arch Capital Group Ltd.*	2,500	199,275
Arthur J Gallagher & Co.	900	205,137
Everest Group Ltd.	500	185,835
Kinsale Capital Group, Inc.	400	165,652
Lincoln National Corp.	3,200	79,008
Marsh & McLennan Cos., Inc.	7,101	1,351,320
Progressive Corp. (The)	36,120	5,031,516
Ryan Specialty Holdings, Inc., Class A*	4,100	198,440
Willis Towers Watson plc	500	104,480

		7,520,663

Total Financials		80,914,626

Health Care (10.6%)
Biotechnology (1.8%)
AbbVie, Inc.	31,479	4,692,260
ACADIA Pharmaceuticals, Inc.*	4,400	91,696
Alkermes plc*	3,700	103,637
Alnylam Pharmaceuticals, Inc.*	2,300	407,330
Amgen, Inc.	6,520	1,752,315
Amicus Therapeutics, Inc.*	11,000	133,760
Apellis Pharmaceuticals, Inc.*	1,700	64,668
Ascendis Pharma A/S (ADR)*	49,910	4,673,572
BioMarin Pharmaceutical, Inc.*	46,400	4,105,472
Cerevel Therapeutics Holdings, Inc.(x)*	3,600	78,588
Deciphera Pharmaceuticals, Inc.*	3,200	40,704
Denali Therapeutics, Inc.*	2,700	55,701
Exact Sciences Corp.*	1,300	88,686
Exelixis, Inc.*	8,600	187,910
Halozyme Therapeutics, Inc.*	3,600	137,520
Horizon Therapeutics plc*	4,000	462,760
ImmunoGen, Inc.*	6,300	99,981
Incyte Corp.*	3,092	178,625
Intellia Therapeutics, Inc.*	2,000	63,240
Ionis Pharmaceuticals, Inc.*	2,500	113,400
Ironwood Pharmaceuticals, Inc., Class A*	8,500	81,855
Karuna Therapeutics, Inc.*	600	101,454
Legend Biotech Corp. (ADR)*	16,296	1,094,602
Madrigal Pharmaceuticals, Inc.*	600	87,624
Natera, Inc.*	2,200	97,350
Neurocrine Biosciences, Inc.*	1,846	207,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Novavax, Inc.(x)*	2,200	$15,928
Regeneron Pharmaceuticals, Inc.*	132	108,631
Roivant Sciences Ltd.*	12,600	147,168
Sarepta Therapeutics, Inc.*	1,600	193,952
Seagen, Inc.*	2,600	551,590
Ultragenyx Pharmaceutical, Inc.*	2,600	92,690
Vaxcyte, Inc.*	2,300	117,254
Vertex Pharmaceuticals, Inc.*	10,486	3,646,402

		24,076,000

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	2,000	193,700
Align Technology, Inc.*	1,320	403,022
Atrion Corp.	66	27,269
Becton Dickinson & Co.	12,371	3,198,274
Dexcom, Inc.*	127,190	11,866,827
Edwards Lifesciences Corp.*	11,966	829,004
GE HealthCare Technologies, Inc.	766	52,119
Globus Medical, Inc., Class A*	1,575	78,199
Haemonetics Corp.*	2,000	179,160
IDEXX Laboratories, Inc.*	1,600	699,632
Inspire Medical Systems, Inc.*	27,800	5,516,632
Insulet Corp.*	3,069	489,475
Intuitive Surgical, Inc.*	23,865	6,975,501
iRhythm Technologies, Inc.*	900	84,834
Lantheus Holdings, Inc.*	1,200	83,376
LivaNova plc*	1,800	95,184
Masimo Corp.*	1,000	87,680
Novocure Ltd.*	1,800	29,070
Omnicell, Inc.*	1,650	74,316
Penumbra, Inc.*	3,989	964,979
ResMed, Inc.	2,779	410,931
Shockwave Medical, Inc.*	1,000	199,100
STAAR Surgical Co.*	1,400	56,252
Stryker Corp.	19,267	5,265,093

		37,859,629

Health Care Providers & Services (2.8%)
agilon health, Inc.*	4,800	85,248
Cardinal Health, Inc.	2,400	208,368
Cencora, Inc.	2,900	521,913
Chemed Corp.	200	103,940
Cigna Group (The)	24,154	6,909,735
DaVita, Inc.*	1,800	170,154
Elevance Health, Inc.	600	261,252
Encompass Health Corp.	1,800	120,888
Ensign Group, Inc. (The)	1,300	120,809
HCA Healthcare, Inc.	782	192,356
HealthEquity, Inc.*	1,600	116,880
Humana, Inc.	5,418	2,635,965
McKesson Corp.	943	410,064
Molina Healthcare, Inc.*	900	295,101
Option Care Health, Inc.*	4,000	129,400
Surgery Partners, Inc.*	2,900	84,825
UnitedHealth Group, Inc.	52,126	26,281,408

		38,648,306

Health Care Technology (0.0%)†
Certara, Inc.*	692	10,062
Veeva Systems, Inc., Class A*	2,700	549,315

		559,377

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	2,400	99,000
Adaptive Biotechnologies Corp.*	4,889	26,645
Agilent Technologies, Inc.	5,200	581,464
Bio-Rad Laboratories, Inc., Class A*	5,740	2,057,503
Bio-Techne Corp.	2,800	190,596
Bruker Corp.	3,100	193,130
ICON plc*	15,710	3,868,588
Illumina, Inc.*	800	109,824
IQVIA Holdings, Inc.*	3,600	708,300
Maravai LifeSciences Holdings, Inc., Class A*	6,719	67,190
Medpace Holdings, Inc.*	500	121,065
Mettler-Toledo International, Inc.*	420	465,389
OmniAb, Inc. (Earn Out Shares) (r)(x)*	690	—
Repligen Corp.*	1,000	159,010
Thermo Fisher Scientific, Inc.	4,300	2,176,531
Waters Corp.*	1,200	329,052
West Pharmaceutical Services, Inc.	1,400	525,294

		11,678,581

Pharmaceuticals (2.3%)
Eli Lilly and Co.	53,568	28,772,980
Innoviva, Inc.*	3,432	44,581
Intra-Cellular Therapies, Inc.*	1,800	93,762
Jazz Pharmaceuticals plc*	900	116,496
Ligand Pharmaceuticals, Inc.*	913	54,707
Merck & Co., Inc.	8,400	864,780
Zoetis, Inc., Class A	8,347	1,452,211

		31,399,517

Total Health Care		144,221,410

Industrials (4.7%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	1,000	198,990
Boeing Co. (The)*	1,400	268,352
BWX Technologies, Inc.	1,800	134,964
HEICO Corp.	800	129,544
HEICO Corp., Class A	1,520	196,414
Lockheed Martin Corp.	4,130	1,689,005
Northrop Grumman Corp.	500	220,095
TransDigm Group, Inc.*	8,642	7,286,330

		10,123,694

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	1,500	129,195
Expeditors International of Washington, Inc.	1,554	178,135
United Parcel Service, Inc., Class B	3,555	554,118

		861,448

Building Products (0.1%)
A.O. Smith Corp.	1,700	112,421
AAON, Inc.	1,873	106,518
Advanced Drainage Systems, Inc.	1,700	193,511
Allegion plc	1,345	140,149
Armstrong World Industries, Inc.	2,100	151,200
Trane Technologies plc	1,200	243,492
Trex Co., Inc.*	2,400	147,912

		1,095,203

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	167,072
Cintas Corp.	1,572	756,148
Copart, Inc.*	16,520	711,847
RB Global, Inc.	2,100	131,250
Rollins, Inc.	5,900	220,247
Tetra Tech, Inc.	581	88,329
Waste Management, Inc.	6,600	1,006,104

		3,080,997

Construction & Engineering (0.0%)†
EMCOR Group, Inc.	900	189,351
Quanta Services, Inc.	700	130,949
WillScot Mobile Mini Holdings Corp.*	2,700	112,293

		432,593

Electrical Equipment (0.6%)
AMETEK, Inc.	26,180	3,868,357
EnerSys	2,200	208,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Hubbell, Inc., Class B	9,780	$3,065,150
Rockwell Automation, Inc.	2,034	581,459
Vertiv Holdings Co., Class A	8,400	312,480

		8,035,720

Ground Transportation (1.7%)
CSX Corp.	4,000	123,000
JB Hunt Transport Services, Inc.	700	131,964
Lyft, Inc., Class A*	8,400	88,536
Old Dominion Freight Line, Inc.	1,950	797,823
Saia, Inc.*	400	159,460
Uber Technologies, Inc.*	357,010	16,418,890
Union Pacific Corp.	24,784	5,046,766

		22,766,439

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	1,500	277,110

Machinery (0.7%)
Caterpillar, Inc.	6,919	1,888,887
Chart Industries, Inc.(x)*	1,000	169,120
Deere & Co.	4,843	1,827,651
Donaldson Co., Inc.	3,200	190,848
Graco, Inc.	2,226	162,231
IDEX Corp.	800	166,416
Illinois Tool Works, Inc.	4,904	1,129,440
Ingersoll Rand, Inc.	47,442	3,023,004
Lincoln Electric Holdings, Inc.	1,000	181,790
Otis Worldwide Corp.	2,200	176,682
Symbotic, Inc., Class A(x)*	18,900	631,827
Toro Co. (The)	1,944	161,547
Xylem, Inc.	1,100	100,133

		9,809,576

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	7,400	94,794
Delta Air Lines, Inc.	2,800	103,600

		198,394

Professional Services (0.4%)
Automatic Data Processing, Inc.	6,787	1,632,816
Booz Allen Hamilton Holding Corp., Class A	2,500	273,175
Broadridge Financial Solutions, Inc.	2,100	376,005
Ceridian HCM Holding, Inc.*	1,800	122,130
Equifax, Inc.	1,416	259,383
ExlService Holdings, Inc.*	3,000	84,120
KBR, Inc.	1,800	106,092
Paychex, Inc.	6,273	723,465
Paycom Software, Inc.	1,000	259,270
Paylocity Holding Corp.*	7,958	1,445,969
Verisk Analytics, Inc., Class A	2,968	701,160

		5,983,585

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	1,100	170,071
Fastenal Co.	7,704	420,946
Ferguson plc	800	131,576
SiteOne Landscape Supply, Inc.*	900	147,105
United Rentals, Inc.	300	133,371
Watsco, Inc.	300	113,316
WW Grainger, Inc.	907	627,499

		1,743,884

Total Industrials		64,408,643

Information Technology (32.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	17,780	3,270,275
Motorola Solutions, Inc.	2,700	735,048
Ubiquiti, Inc.	700	101,710

		4,107,033

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	47,333	3,975,499
CDW Corp.	2,600	524,576
Jabil, Inc.	1,900	241,091
Keysight Technologies, Inc.*	800	105,848
National Instruments Corp.	2,100	125,202
Novanta, Inc.*	700	100,408
Zebra Technologies Corp., Class A*	400	94,612

		5,167,236

IT Services (2.7%)
Accenture plc, Class A	11,281	3,464,508
Cloudflare, Inc., Class A*	138,800	8,749,952
DigitalOcean Holdings, Inc.*	2,900	69,687
EPAM Systems, Inc.*	1,100	281,259
Gartner, Inc.*	1,511	519,195
Globant SA*	800	158,280
GoDaddy, Inc., Class A*	1,700	126,616
Hackett Group, Inc. (The)	2,178	51,379
MongoDB, Inc., Class A*	37,820	13,080,425
Okta, Inc., Class A*	1,700	138,567
Snowflake, Inc., Class A*	68,175	10,415,095
Twilio, Inc., Class A*	1,400	81,942
VeriSign, Inc.*	500	101,265

		37,238,170

Semiconductors & Semiconductor Equipment (6.1%)
Advanced Micro Devices, Inc.*	63,617	6,541,100
Allegro MicroSystems, Inc.*	3,408	108,851
Applied Materials, Inc.	12,810	1,773,544
ASML Holding NV (Registered) (ADR)	5,013	2,950,953
Axcelis Technologies, Inc.*	700	114,135
Broadcom, Inc.	7,300	6,063,234
Enphase Energy, Inc.*	2,500	300,375
Entegris, Inc.	1,100	103,301
KLA Corp.	2,500	1,146,650
Lam Research Corp.	2,300	1,441,571
Lattice Semiconductor Corp.*	2,600	223,418
Marvell Technology, Inc.	58,093	3,144,574
Microchip Technology, Inc.	6,896	538,233
Monolithic Power Systems, Inc.	900	415,800
NVIDIA Corp.	125,484	54,584,285
QUALCOMM, Inc.	17,465	1,939,663
Rambus, Inc.*	2,000	111,580
Synaptics, Inc.*	1,000	89,440
Teradyne, Inc.	2,800	281,288
Texas Instruments, Inc.	6,681	1,062,346
Universal Display Corp.	1,518	238,311

		83,172,652

Software (17.4%)
8x8, Inc.*	6,300	15,876
Adobe, Inc.*	13,603	6,936,170
ANSYS, Inc.*	1,100	327,305
Appian Corp., Class A*	1,500	68,415
AppLovin Corp., Class A*	5,900	235,764
Asana, Inc., Class A*	3,400	62,254
Atlassian Corp., Class A*	12,840	2,587,388
Aurora Innovation, Inc., Class A(x)*	84,270	198,035
Autodesk, Inc.*	4,197	868,401
Bentley Systems, Inc., Class B	4,000	200,640
C3.ai, Inc., Class A*	539	13,755
Cadence Design Systems, Inc.*	39,296	9,207,053
Confluent, Inc., Class A*	310,600	9,196,866
Crowdstrike Holdings, Inc., Class A*	82,762	13,852,704
Datadog, Inc., Class A*	96,500	8,790,185
Digital Turbine, Inc.*	3,500	21,175
DocuSign, Inc., Class A*	3,700	155,400
DoubleVerify Holdings, Inc.*	4,600	128,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Dropbox, Inc., Class A*	4,900	$133,427
Dynatrace, Inc.*	42,356	1,979,296
Elastic NV*	2,400	194,976
Envestnet, Inc.*	2,800	123,284
Everbridge, Inc.*	1,300	29,146
Fair Isaac Corp.*	500	434,265
Five9, Inc.*	1,600	102,880
Fortinet, Inc.*	66,702	3,914,073
Gen Digital, Inc.	6,600	116,688
HubSpot, Inc.*	22,400	11,032,000
Informatica, Inc., Class A*	6,200	130,634
Intuit, Inc.	22,133	11,308,635
LivePerson, Inc.*	630	2,451
Manhattan Associates, Inc.*	1,100	217,426
Microsoft Corp.#	285,726	90,217,985
New Relic, Inc.*	1,900	162,678
Nutanix, Inc., Class A*	4,200	146,496
OneSpan, Inc.*	1,452	15,609
Oracle Corp.	11,259	1,192,553
Palantir Technologies, Inc., Class A*	34,500	552,000
Palo Alto Networks, Inc.*	42,200	9,893,368
Pegasystems, Inc.	1,400	60,774
Procore Technologies, Inc.*	2,800	182,896
PTC, Inc.*	1,000	141,680
Q2 Holdings, Inc.*	2,400	77,448
RingCentral, Inc., Class A*	2,500	74,075
Salesforce, Inc.*	46,621	9,453,806
Samsara, Inc., Class A*	344,800	8,692,408
SentinelOne, Inc., Class A*	6,400	107,904
ServiceNow, Inc.*	42,892	23,974,912
Splunk, Inc.*	3,134	458,347
SPS Commerce, Inc.*	700	119,427
Synopsys, Inc.*	3,000	1,376,910
Teradata Corp.*	2,300	103,546
Tyler Technologies, Inc.*	746	288,060
UiPath, Inc., Class A*	7,600	130,036
Unity Software, Inc.*	4,422	138,807
VMware, Inc., Class A*	3,862	642,946
Workday, Inc., Class A*	21,488	4,616,697
Zscaler, Inc.*	1,600	248,944

		235,655,449

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	440,290	75,382,051
HP, Inc.	4,000	102,800
NetApp, Inc.	1,700	128,996
Pure Storage, Inc., Class A*	3,900	138,918
Super Micro Computer, Inc.*	800	219,376

		75,972,141

Total Information Technology		441,312,681

Materials (0.5%)
Chemicals (0.5%)
Axalta Coating Systems Ltd.*	6,500	174,850
Balchem Corp.	900	111,636
Ecolab, Inc.	3,440	582,736
FMC Corp.	1,100	73,667
Linde plc	800	297,880
Livent Corp.*	4,500	82,845
PPG Industries, Inc.	29,340	3,808,332
RPM International, Inc.	1,400	132,734
Sherwin-Williams Co. (The)	3,518	897,266

		6,161,946

Construction Materials (0.0%)†
Eagle Materials, Inc.	700	116,564
Vulcan Materials Co.	600	121,212

		237,776

Containers & Packaging (0.0%)†
Avery Dennison Corp.	1,000	182,670
Graphic Packaging Holding Co.	4,900	109,172
Sealed Air Corp.	3,400	111,724

		403,566

Metals & Mining (0.0%)†
ATI, Inc.*	2,900	119,335
Southern Copper Corp.	1,600	120,464

		239,799

Total Materials		7,043,087

Real Estate (0.3%)
Real Estate Management & Development (0.0%)†
CoStar Group, Inc.*	3,100	238,359

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	3,316	211,262

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,262	136,334

Specialized REITs (0.3%)
American Tower Corp. (REIT)	8,367	1,375,953
Crown Castle, Inc. (REIT)	1,032	94,975
Equinix, Inc. (REIT)	807	586,092
Iron Mountain, Inc. (REIT)	4,000	237,800
Lamar Advertising Co. (REIT), Class A	2,200	183,634
Public Storage (REIT)	1,619	426,639
SBA Communications Corp. (REIT), Class A	600	120,102

		3,025,195

Total Real Estate		3,611,150

Utilities (0.0%)†
Gas Utilities (0.0%)†
Brookfield Infrastructure Corp., Class A	2,600	91,884

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	7,300	110,960
Ormat Technologies, Inc.	1,400	97,888
Vistra Corp.	6,500	215,670

		424,518

Total Utilities		516,402

Total Common Stocks (77.9%) (Cost $581,972,053)		1,056,124,022

EXCHANGE TRADED FUNDS (ETF):
Equity (7.1%)
iShares Russell 1000 Growth ETF(x)	89,937	23,922,343
Vanguard Growth ETF	176,284	48,003,896
Vanguard Russell 1000 Growth ETF	350,128	23,962,760

Total Exchange Traded Funds (7.1%) (Cost $88,956,920)		95,888,999

SHORT-TERM INVESTMENTS:
Investment Companies (13.6%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	3,695,666	$3,695,666
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)	179,017,586	179,071,292
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		184,766,958

Total Short-Term Investments (13.6%) (Cost $184,778,987)		184,766,958

Total Investments in Securities (98.6%) (Cost $855,707,960)		1,336,779,979
Other Assets Less Liabilities (1.4%)		19,314,670

Net Assets (100%)		$1,356,094,649

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $19,892,250.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $5,961,817. This was collateralized by $454,555 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/17/23 – 2/15/53 and by cash of $5,695,666 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	230	12/2023	USD	68,385,900	(2,895,062)
S&P 500 E-Mini Index	411	12/2023	USD	88,889,025	(3,699,760)
S&P Midcap 400 E-Mini Index	142	12/2023	USD	35,789,680	(1,153,004)

					(7,747,826)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$124,291,741	$—	$—	$124,291,741
Consumer Discretionary	143,395,542	—	—	143,395,542
Consumer Staples	41,641,604	—	—	41,641,604
Energy	4,767,136	—	—	4,767,136
Financials	80,914,626	—	—	80,914,626
Health Care	144,221,410	—	—	144,221,410
Industrials	64,408,643	—	—	64,408,643
Information Technology	441,312,681	—	—	441,312,681
Materials	7,043,087	—	—	7,043,087
Real Estate	3,611,150	—	—	3,611,150
Utilities	516,402	—	—	516,402
Exchange Traded Funds	95,888,999	—	—	95,888,999
Short-Term Investments
Investment Companies	184,766,958	—	—	184,766,958

Total Assets	$1,336,779,979	$—	$—	$1,336,779,979

Liabilities:
Futures	$(7,747,826)	$—	$—	$(7,747,826)

Total Liabilities	$(7,747,826)	$—	$—	$(7,747,826)

Total	$1,329,032,153	$—	$—	$1,329,032,153

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,859,419
Aggregate gross unrealized depreciation	(37,973,471)

Net unrealized appreciation	$464,885,948

Federal income tax cost of investments in securities and derivative instruments, if applicable	$864,146,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.5%)
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§	$450,930	$392,309
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
5.774%, 1/25/37(l)	1,223,235	681,488
AIMCO CLO,
Series 2015-AA X
6.520%, 10/17/34(l)§	250,000	249,652
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§	213,292	202,288
Series 2017-1 AA
3.300%, 1/15/30§	14,880	12,965
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	750,000	653,849
Series 2021-1A B
2.482%, 8/15/46§	500,000	424,407
American Airlines Pass- Through Trust,
Series 2013-1 A
4.000%, 7/15/25	195,260	181,679
Series 2015-2 AA
3.600%, 9/22/27	64,471	59,207
Series 2016-2 B
4.375%, 6/15/24§	24,900	24,163
Series 2019-1 A
3.500%, 2/15/32	405,071	327,270
Series 2019-1 AA
3.150%, 2/15/32	54,280	46,391
Series 2021-1 A
2.875%, 7/11/34	757,101	622,095
Apidos CLO XXIV,
Series 2016-24A A1AL
6.538%, 10/20/30(l)§	500,000	497,573
Apidos CLO XXVII,
Series 2017-27A A1R
6.500%, 7/17/30(l)§	233,294	232,310
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL2 A
7.182%, 5/15/37(l)§	136,000	135,471
Ares XLII CLO Ltd.,
Series 2017-42A AR
6.527%, 1/22/28(l)§	109,647	109,327
Atrium IX,
Series 9A AR2
6.640%, 5/28/30(l)§	244,160	243,446
Barings CLO Ltd.,
Series 2018-3A A1
6.538%, 7/20/29(l)§	93,388	93,309
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2
6.440%, 7/15/29(l)§	52,985	52,944
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	632,932	528,498
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1
6.650%, 7/15/31(l)§	250,000	249,045
BMW Vehicle Owner Trust,
Series 2023-A A1
5.593%, 7/25/24	279,019	279,154
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5
6.027%, 7/15/27(l)	600,000	601,656
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2
6.728%, 4/20/34(l)§	500,000	496,816
CIFC Funding Ltd.,
Series 2013-3RA A1
6.587%, 4/24/31(l)§	250,000	248,998
Series 2017-1A AR
6.605%, 4/23/29(l)§	372,962	372,228
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
6.058%, 4/22/26(l)	300,000	300,720
Series 2018-A5 A5
6.052%, 8/7/27(l)	300,000	300,599
CPS Auto Receivables Trust,
Series 2021-A D
1.160%, 12/15/26§	716,382	693,953
Series 2021-A E
2.530%, 3/15/28§	500,000	468,979
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)	4,942,453	1,198,371
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	900,000	790,069
Delta Air Lines Pass- Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	41,031	35,992
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§	482,500	415,559
Elevation CLO Ltd.,
Series 2018-9A A1
6.690%, 7/15/31(l)§	500,000	497,729
FS RIALTO,
Series 2021-FL2 A
6.665%, 5/16/38(l)§	344,198	339,859
FS Rialto Issuer LLC,
Series 2022-FL5 A
7.631%, 6/19/37(l)§	104,000	103,111
Series 2022-FL6 A
7.907%, 8/17/37(l)§	100,000	100,441
Galaxy Xxiv CLO Ltd.,
Series 2017-24A A
6.690%, 1/15/31(l)§	239,771	239,703
Galaxy XXVII CLO Ltd.,
Series 2018-27A A
6.653%, 5/16/31(l)§	243,574	242,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Generate CLO 9 Ltd.,
Series 9A A
6.788%, 10/20/34(l)§ $	$500,000	$496,346
GLS Auto Receivables Issuer Trust,
Series 2022-1A A
1.980%, 8/15/25§	50,341	50,197
Series 2022-3A A2
4.590%, 5/15/26§	290,545	288,808
GM Financial Consumer Automobile Receivables Trust,
Series 2022-2 A2
2.520%, 5/16/25	166,500	165,642
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR2
6.741%, 10/29/29(l)§	121,706	121,598
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§	611,234	456,854
Series 2021-5CS B
2.560%, 10/20/48§	381,546	272,716
Series 2023-1GS A
5.520%, 2/22/55§	56,236	52,264
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B
7.047%, 9/15/37(l)§	145,000	143,212
Grippen Park CLO Ltd.,
Series 2017-1A A
6.848%, 1/20/30(l)§	151,812	151,804
GSAA Home Equity Trust,
Series 2006-5 2A1
5.574%, 3/25/36(l)	10,334	3,661
Series 2007-10 A2A
6.500%, 11/25/37	2,062,374	839,879
Series 2007-8 A2
6.134%, 8/25/37(l)	70,498	65,959
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§	375,000	326,490
Hertz Vehicle Financing LLC,
Series 2021-1A C
2.050%, 12/26/25§	375,000	356,195
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§	570,383	460,779
Series 2021-1 F
3.325%, 9/17/41§	486,326	384,296
HPS Loan Management Ltd.,
Series 11A-17 AR
6.651%, 5/6/30(l)§	184,752	184,109
Series 6A-2015 A1R
6.631%, 2/5/31(l)§	225,521	225,009
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
5.714%, 10/25/36(l)	7,322,505	2,100,081
Hyundai Auto Receivables Trust,
Series 2023-B A1
5.581%, 7/15/24	283,975	284,066
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
5.914%, 8/25/36(l)	4,068,873	1,724,500
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	1,191,950	1,004,282
LCCM Trust,
Series 2021-FL3 A
6.897%, 11/15/38(l)§	367,000	361,770
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§	700,000	605,219
Series 2022-1A A
5.120%, 7/20/32§	216,000	210,414
LL ABS Trust,
Series 2022-1A A
3.760%, 11/15/29§	140,981	139,582
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
5.654%, 10/25/36(l)	2,602,645	761,160
Madison Park Funding XI Ltd.,
Series 2013-11A AR2
6.507%, 7/23/29(l)§	231,946	230,583
Madison Park Funding XLI Ltd.,
Series 12A AR
6.437%, 4/22/27(l)§	135,192	135,000
Madison Park Funding XXV Ltd.,
Series 2017-25A A1R
6.583%, 4/25/29(l)§	242,488	241,221
Madison Park Funding XXVI Ltd.,
Series 2017-26A AR
6.831%, 7/29/30(l)§	245,269	245,037
Marble Point CLO XXII Ltd.,
Series 2021-2A A
6.813%, 7/25/34(l)§	500,000	489,946
Mariner Finance Issuance Trust,
Series 2019-AA B
3.510%, 7/20/32§	100,000	98,971
Series 2021-AA A
1.860%, 3/20/36§	700,000	617,842
Series 2022-AA A
6.450%, 10/20/37§	107,000	107,269
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
5.754%, 7/25/37(l)	2,976,915	1,645,747
MF1 LLC,
Series 2022-FL9 A
7.477%, 6/19/37(l)§	100,000	100,002
MF1 Ltd.,
Series 2021-FL7 A
6.525%, 10/16/36(l)§	200,000	197,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Midocean Credit CLO IX,
Series 2018-9A A1
6.738%, 7/20/31(l)§	$500,000	$498,990
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
5.734%, 7/25/36(l)	3,432,256	1,291,879
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	574,827	476,318
Series 2023-1A A
5.320%, 6/20/53§	92,037	87,061
Navient Private Education Loan Trust,
Series 2015-BA A3
6.897%, 7/16/40(l)§	473,250	472,251
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A
4.000%, 12/15/59§	43,617	41,718
Series 2019-CA A2
3.130%, 2/15/68§	62,310	58,950
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	992,500	865,474
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR2
6.637%, 4/22/29(l)§	474,812	473,434
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
5.754%, 2/25/37(l)	1,035,198	911,927
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
6.682%, 4/19/31(l)§	487,934	484,434
NRZ Excess Spread- Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	516,310	481,352
OCP CLO Ltd.,
Series 2017-13A A1AR
6.530%, 7/15/30(l)§	492,557	490,256
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A
6.530%, 4/16/31(l)§	250,000	248,781
Octagon Investment Partners 30 Ltd.,
Series 2017-1A A1R
6.588%, 3/17/30(l)§	235,634	234,706
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR
6.520%, 7/15/29(l)§	200,291	199,753
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR
6.552%, 7/19/30(l)§	229,677	228,667
OFSI Fund IX Ltd.,
Series 2018-1A A
6.720%, 7/15/31(l)§	500,000	493,373
OneMain Financial Issuance Trust,
Series 2019-2A A
3.140%, 10/14/36§	210,000	190,246
Series 2020-1A A
3.840%, 5/14/32§	9,471	9,456
Series 2020-2A A
1.750%, 9/14/35§	165,000	148,069
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§	2,000,000	1,718,036
PRPM LLC,
Series 2021-2 A1
2.115%, 3/25/26(l)§	1,271,565	1,208,845
Race Point IX CLO Ltd.,
Series 2015-9A A1A2
6.510%, 10/15/30(l)§	235,713	234,860
RASC Trust,
Series 2007-EMX1 A13
5.634%, 1/25/37(l)	567,198	540,401
Regional Management Issuance Trust,
Series 2020-1 A
2.340%, 10/15/30§	100,000	97,232
Series 2021-1 A
1.680%, 3/17/31§	100,000	94,184
Series 2022-1 A
3.070%, 3/15/32§	310,000	288,733
Rockford Tower CLO Ltd.,
Series 2018-1A A
6.741%, 5/20/31(l)§	483,828	482,269
Romark WM-R Ltd.,
Series 2018-1A A1
6.618%, 4/20/31(l)§	244,890	243,692
SBA Tower Trust (REIT),
3.869%, 10/8/24§	800,000	778,665
Scholar Funding Trust,
Series 2013-A A
6.080%, 1/30/45(l)§	85,090	82,962
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
5.774%, 8/25/36(l)	2,232,938	674,730
Signal Peak CLO LLC,
Series 2015-1A AR2
6.568%, 4/20/29(l)§	114,920	114,695
SLM Private Education Loan Trust,
Series 2010-C A5
10.197%, 10/15/41(l)§	184,780	192,910
SLM Student Loan Trust,
Series 2005-7 A4
5.466%, 10/25/29(l)	30,461	30,385
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	98,408	93,189
Series 2016-B A2A
2.430%, 2/17/32§	24,384	23,594
Series 2016-C A2A
2.340%, 9/15/34§	68,514	66,606
Series 2020-PTA A2A
1.600%, 9/15/54§	139,597	122,516
Series 2021-A C
2.990%, 1/15/53§	187,349	152,999
Series 2021-A D1
3.860%, 1/15/53§	73,781	66,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SoFi Professional Loan Program LLC,
Series 2017-F BFX
3.620%, 1/25/41§	$1,000,000	$891,178
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
6.792%, 10/26/31(l)§	500,000	498,773
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
6.721%, 4/18/31(l)§	500,000	496,598
Soundview Home Loan Trust,
Series 2006-1 2A1
7.654%, 2/25/37(l)	4,226,912	829,009
Series 2007-OPT5 2A2
6.384%, 10/25/37(l)	3,264,608	2,269,992
STAR Trust,
Series 2021-SFR1 G
8.645%, 4/17/38(l)§	2,000,000	1,930,322
Sunnova Helios IV Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	320,712	282,426
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	637,054	508,684
Symphony CLO XV Ltd.,
Series 2014-15A AR3
6.650%, 1/17/32(l)§	250,000	248,233
Symphony CLO XVII Ltd.,
Series 2016-17A AR
6.450%, 4/15/28(l)§	91,155	91,158
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	491,250	374,539
Series 2021-1A A2I
1.946%, 8/25/51§	736,875	634,526
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	790,000	647,867
Tricolor Auto Securitization Trust,
Series 2022-1A A
3.300%, 2/18/25§	57,363	57,191
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,138,630
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	399,978	362,180
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	60,065	56,610
United Airlines Pass-Through Trust,
Series 2014-1 A
4.000%, 4/11/26	107,011	101,013
Series 2016-2 AA
2.875%, 10/7/28	13,757	12,099
Series 2016-2 B
3.650%, 10/7/25	2,431	2,282
Series 2019-1 AA
4.150%, 8/25/31	363,479	328,174
Series 2019-2 AA
2.700%, 5/1/32	171,799	142,011
Series 2020-1 A
5.875%, 10/15/27	641,863	634,110
Series 2020-1 B
4.875%, 1/15/26	32,325	31,031
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	532	531
Series 2004-20C 1
4.340%, 3/1/24	5,037	4,979
Series 2005-20B 1
4.625%, 2/1/25	1,935	1,897
Series 2008-20G 1
5.870%, 7/1/28	37,451	37,059
Upstart Securitization Trust,
Series 2020-2 A
2.309%, 11/20/30§	41,534	41,330
Venture XVII CLO Ltd.,
Series 2014-17A ARR
6.450%, 4/15/27(l)§	193,597	193,336
Vibrant CLO X Ltd.,
Series 2018-10A A1
6.788%, 10/20/31(l)§	500,000	497,725
VOLT C LLC,
Series 2021-NPL9 A1
1.992%, 5/25/51(e)§	356,140	327,391
VOLT XCIX LLC,
Series 2021-NPL8 A1
2.116%, 4/25/51(e)§	273,032	258,493
VOLT XCVI LLC,
Series 2021-NPL5 A1
2.116%, 3/27/51(e)§	445,401	423,555
Voya CLO Ltd.,
Series 2013-1A A1AR
6.780%, 10/15/30(l)§	209,518	209,156
Series 2014-1A AAR2
6.562%, 4/18/31(l)§	238,925	238,097
Series 2021-1A X
6.320%, 7/15/34(l)§	145,833	145,750
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§	665,998	583,396
Westlake Automobile Receivables Trust,
Series 2022-2A A2B
6.443%, 8/15/25(l)§	172,931	173,043

Total Asset- Backed Securities		61,491,448

Collateralized Mortgage Obligations (8.2%)
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)(l)§	159,561	153,851
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35	2,175,324	1,348,986
Series 2006-OA22 A1
5.754%, 2/25/47(l)	24,180	21,464
Series 2006-OA6 1A2
5.854%, 7/25/46(l)	15,357	13,217
Series 2007-OH1 A1D
5.644%, 4/25/47(l)	27,089	21,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
American Home Mortgage Investment Trust,
Series 2006-3 11A1
5.794%, 12/25/46(l)		$484,999	$385,297
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§		3,000,000	2,662,048
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1
4.550%, 7/25/52(e)(l)§		143,258	134,763
BDS LLC,
Series 2022-FL12 A
7.464%, 8/19/38(l)§		100,000	99,980
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
4.338%, 7/25/36(l)		1,050,976	651,741
Bear Stearns ARM Trust,
Series 2004-8 11A2
5.855%, 11/25/34(l)		115,858	103,751
Series 2005-1 2A1
4.241%, 3/25/35(l)		80,484	71,584
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		500,000	427,298
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,562,963	708,589
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		287,538	261,265
Series 2005-24 A1
5.500%, 11/25/35		286,345	157,281
Series 2006-9 A10
6.000%, 5/25/36		2,712,884	1,200,317
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	94,372
Series 2020-3 A3
2.380%, 4/27/65(l)§		11,400	10,682
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1	1
Series 2021-JR1 A1
2.465%, 9/27/66(l)§		193,156	186,887
Series 2021-JR2 A1
2.215%, 11/25/61(l)§		267,701	255,836
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5
5.834%, 6/25/37(l)		558,045	467,276
Eurohome UK Mortgagesplc,
Series 2007-1 A
5.731%, 6/15/44(l)(m)	GBP	126,810	150,704
EuroMASTR plc,
Series 2007-1V A2
5.781%, 6/15/40(l)(m)		146,732	167,999
Eurosail-UK plc,
Series 2007-4X A3
6.267%, 6/13/45(l)(m)		358,496	433,029
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		559,289	550,881
Series 389 C45
3.000%, 10/15/52 IO		375,115	62,706
Series 4116 AP
1.350%, 8/15/42		908,057	750,800
Series 4438 B
3.000%, 10/15/43		154,057	144,187
Series 4790 F
5.618%, 10/15/43(l)		240,887	234,137
Series 4989 FA
4.588%, 8/15/40(l)		177,598	170,534
Series 4989 FB
4.866%, 10/15/40(l)		128,008	122,572
Series 5004 LS
0.721%, 7/25/50 IO(l)		3,355,841	338,299
Series 5052 KI
4.000%, 12/25/50 IO		48,033	9,540
Series 5161 LI
3.000%, 11/25/51 IO		74,371	10,132
Series 5196 DI
3.000%, 2/25/52 IO		80,092	12,454
FHLMC STACR REMIC Trust,
Series 2021-HQA2 M2
7.365%, 12/25/33(l)§		2,000,000	1,942,500
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		669,302	234,093
FNMA,
Series 2011-86 NF
5.979%, 9/25/41(l)		78,345	76,903
Series 2013-123 PZ
2.700%, 3/25/43		5,269,351	4,429,370
Series 2015-11 A
3.000%, 5/25/34		316,362	301,558
Series 2016-72 PA
3.000%, 7/25/46		569,242	493,758
Series 2016-81 PA
3.000%, 2/25/44		127,743	122,482
Series 2020-77 S
3.861%, 11/25/50 IO(l)		7,130,623	220,344
Series 2021-3 MI
3.500%, 2/25/51 IO		52,098	9,522
Series 2021-31 IB
4.000%, 6/25/51 IO		58,919	11,880
Series 426 C57
3.000%, 3/25/52 IO		4,282,369	705,300
Series 428 C16
3.000%, 3/25/50 IO		190,415	31,764
Series 437 C8
2.500%, 6/25/52 IO		4,647,106	714,263
Formentera Issuer plc,
Series 2022-1 A
6.032%, 7/28/47(l)(m) GBP		369,331	447,782
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§ $		500,000	375,142
Series 2022-INV2 A5
3.000%, 4/25/52(l)§		549,594	434,243
Series 2022-NQM4 A1
5.269%, 8/25/67(e)(l)§		144,592	141,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
GNMA,
Series 2012-74 LF
5.839%, 6/20/42(l)		$553,505	$538,717
Series 2013-116 LS
0.711%, 8/20/43 IO(l)		791,379	63,035
Series 2013-26 MS
0.811%, 2/20/43 IO(l)		760,728	64,966
Series 2014-20 TS
0.661%, 2/20/44 IO(l)		726,449	57,254
Series 2015-H15 FC
6.012%, 6/20/65(l)		210,307	208,428
Series 2015-H16 FM
5.818%, 7/20/65(l)		327,742	324,563
Series 2015-H18 FB
6.032%, 7/20/65(l)		174,442	173,059
Series 2015-H19 FK
6.032%, 8/20/65(l)		330,470	327,561
Series 2015-H20 FB
6.032%, 8/20/65(l)		197,359	195,797
Series 2015-H20 FC
6.052%, 8/20/65(l)		895,129	887,968
Series 2015-H22 FC
5.708%, 9/20/65(l)		412,005	408,382
Series 2015-H29 FA
4.629%, 10/20/65(l)		975	964
Series 2016-H11 F
6.232%, 5/20/66(l)		224,455	222,741
Series 2016-H14 FA
6.232%, 6/20/66(l)		205,321	204,321
Series 2016-H15 FA
6.018%, 7/20/66(l)		268,460	267,252
Series 2020-129 IW
2.500%, 9/20/50 IO		5,205,842	705,422
Series 2021-16 KI
2.500%, 1/20/51 IO		4,882,744	663,882
Series 2021-160 TI
3.000%, 9/20/51 IO		5,037,764	748,425
Series 2021-165 ID
3.000%, 9/20/51 IO		3,073,931	475,890
Series 2021-30 KI
3.000%, 2/20/51 IO		4,314,606	673,695
Series 2021-57 IA
2.500%, 12/20/50 IO		4,655,871	573,148
Series 2021-58 IY
3.000%, 2/20/51 IO		105,689	15,886
Series 2021-83 PI
3.000%, 5/20/51 IO		155,775	23,048
Series 2021-97 LI
3.000%, 8/20/50 IO		174,874	26,837
Series 2022-174 AZ
3.500%, 5/20/51		5,347,263	4,098,736
Series 2022-78
3.000%, 8/20/51 IO		80,606	12,135
Series 2022-H02 FN
5.814%, 1/20/72(l)		269,833	262,452
Series 2022-H22 EF
6.064%, 10/20/72(l)		373,027	370,669
Series 2022-H25 FA
6.454%, 11/20/72(l)		504,483	509,574
Series 2022-H26 DF
6.334%, 12/20/72(l)		304,382	305,570
Series 2023-H01 FA
6.114%, 1/20/73(l)		405,762	402,515
Series 2023-H02 FA
6.214%, 1/20/73(l)		306,839	305,965
Series 2023-H02 FB
6.214%, 1/20/73(l)		1,003,744	1,001,339
Series 2023-H03 FA
6.184%, 2/20/73(l)		203,082	202,130
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
5.802%, 6/18/39(l)(m)		117,583	116,489
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
4.353%, 9/25/35(l)		19,302	17,858
Series 2006-AR2 2A1
3.572%, 4/25/36(l)		38,593	25,662
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.894%, 1/19/35(l)		145,110	126,243
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1
6.228%, 8/25/25(e)§		68,017	68,048
Series 2022-1 A1
5.082%, 7/25/67(e)§		143,752	139,068
Impac CMB Trust,
Series 2003-8 2A1
6.334%, 10/25/33(l)		144	142
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.840%, 6/25/37(l)		757,068	483,076
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
5.974%, 2/25/37(l)		869,978	534,943
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36(l)§		1,082,488	558,023
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		668,092	303,412
Series 2006-A3 6A1
4.732%, 8/25/34(l)		10,617	10,109
Series 2007-A1 3A3
4.528%, 7/25/35(l)		17,764	16,551
Series 2021-7 A3
2.500%, 11/25/51(l)§		574,317	433,789
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		1,170,860	888,757
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§		635,753	537,495
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§		257,000	154,856
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§		135,476	99,448
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
5.882%, 10/25/59(e)§		427,502	425,012
Series 2020-GS4 A1
6.250%, 2/25/60(e)§		500,309	497,064
Lehman Mortgage Trust,
Series 2007-1 1A2
5.750%, 2/25/37		766,602	722,714
Ludgate Funding plc,
Series 2007-1 A2A
5.585%, 1/1/61(l)(m)	GBP	72,736	84,533
Series 2008-W1X A1
6.025%, 1/1/61(l)(m)		195,593	226,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$32,769	$30,627
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
7.404%, 12/25/32(l)		5,418	5,014
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1
2.693%, 10/25/60(l)§		708,986	684,979
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
5.784%, 4/16/36(l)§		185,285	176,696
MortgageIT Trust,
Series 2005-4 A1
5.994%, 10/25/35(l)		75,124	72,500
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		182,791	165,917
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		264,440	246,122
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36(l)		3,116,202	942,609
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,342,634	707,624
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		147,096	143,060
Series 2023-AFC3 A1
6.584%, 9/25/58§		398,118	395,814
RALI Trust,
Series 2006-QO3 A1
5.854%, 4/25/46(l)		3,614,135	991,589
Series 2007-QS6 A29
6.000%, 4/25/37		1,044,468	804,146
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A
7.872%, 10/25/39(l)§		614,127	616,389
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
5.774%, 6/25/35(l)§		26,494	24,201
Series 2006-R1 AF1
5.774%, 1/25/36(l)§		82,589	75,450
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,861,108	1,016,416
Series 2006-A9CB A7
6.000%, 9/25/36		3,844,831	1,239,890
Resloc UK plc,
Series 2007-1X A3B
5.476%, 12/15/43(l)(m)	GBP	76,382	89,801
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$378,818	276,941
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,194,566
Ripon Mortgages plc,
Series 1RA A
5.909%, 8/28/56(l)§		1,521,399	1,848,390
Sequoia Mortgage Trust,
Series 10 2A1
6.199%, 10/20/27(l)		$728	693
Series 2003-4 2A1
6.139%, 7/20/33(l)		4,626	4,172
Series 6 A
6.082%, 4/19/27(l)		33,154	31,759
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,055,208
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,032,123
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
5.612%, 4/25/34(l)		95,808	94,090
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
5.942%, 7/19/35(l)		18,553	16,503
Series 2006-AR6 1A3
5.814%, 7/25/46(l)		555,500	411,597
Towd Point Mortgage Funding,
Series 2019-A13A A1
6.588%, 7/20/45(l)§	GBP	553,930	675,201
Towd Point Mortgage Funding plc,
Series 2020-A14X A
6.565%, 5/20/45(l)(m)		1,019,700	1,242,944
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§		$1,500,000	1,141,646
Series 2022-1 A1
3.750%, 7/25/62(l)§		344,409	310,140
Uropa Securities plc,
Series 2007-1 A3A
5.564%, 10/10/40(l)(m)	GBP	396,916	469,320
UWM Mortgage Trust,
Series 2021-INV2 A9
5.000%, 9/25/51(l)§		$686,425	628,283
Series 2021-INV3 A9
5.000%, 11/25/51(l)§		611,862	559,317
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§		1,000,000	623,591
Series 2023-1 A1
5.850%, 12/25/67(e)§		450,349	444,137

Total Collateralized Mortgage Obligations			66,569,829

Commercial Mortgage-Backed Securities (6.2%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.280%, 8/10/35(l)§		100,000	90,499
Series 2015-1211 D
4.280%, 8/10/35(l)§		100,000	88,210
20 Times Square Trust,
Series 2018-20TS B
3.203%, 5/15/35(l)§		268,000	226,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§	$1,000,000	$6,019
280 Park Avenue Mortgage Trust,
Series 2017-280P D
7.166%, 9/15/34(l)§	200,000	180,000
ACREC LLC,
Series 2023-FL2 A
7.562%, 2/19/38(l)§	100,000	99,809
Alen Mortgage Trust,
Series 2021-ACEN A
6.597%, 4/15/34(l)§	13,000	11,789
Series 2021-ACEN D
8.547%, 4/15/34(l)§	100,000	66,167
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§	100,000	56,781
Series 2020-MF1 E
1.750%, 5/15/53§	100,000	52,815
AREIT Trust,
Series 2021-CRE5 A
6.525%, 11/17/38(l)§	531,526	522,462
Ashford Hospitality Trust,
Series 2018-ASHF D
7.605%, 4/15/35(l)§	16,000	15,380
Series 2018-KEYS A
6.505%, 6/15/35(l)§	426,004	421,085
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
7.580%, 12/15/36(l)§	290,000	262,314
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
6.380%, 11/15/33(l)§	100,000	90,546
Series 2017-SCH CL
6.880%, 11/15/32(l)§	100,000	87,304
Series 2017-SCH DL
7.380%, 11/15/32(l)§	100,000	85,677
Series 2018-DSNY C
6.980%, 9/15/34(l)§	100,000	99,313
Series 2018-DSNY D
7.330%, 9/15/34(l)§	200,000	198,250
Series 2021-JACX A
6.497%, 9/15/38(l)§	800,000	756,993
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B
4.488%, 9/15/48(l)	10,000	9,019
BANK,
Series 2017-BNK6 XA
0.906%, 7/15/60 IO(l)	3,109,697	67,140
Series 2018-BN10 XA
0.835%, 2/15/61 IO(l)	3,551,365	86,455
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	196,017
Series 2019-BN19 C
4.164%, 8/15/61(l)	215,000	118,420
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	253,989
Series 2019-BN20 XB
0.467%, 9/15/62 IO(l)	530,000	9,753
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	17,433
Series 2020-BN30 XB
0.827%, 12/15/53 IO(l)	5,331,000	211,370
Series 2021-BN33 XB
0.595%, 5/15/64 IO(l)	4,550,000	139,377
Series 2022-BNK40 A4
3.507%, 3/15/64(l)	600,000	500,589
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C
4.986%, 7/15/49(l)	368,000	320,302
Series 2017-BNK3 XB
0.735%, 2/15/50 IO(l)	1,000,000	17,509
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	831,553
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	86,213
Series 2018-TALL A
6.252%, 3/15/37(l)§	15,000	13,875
Series 2021-C9 XA
1.738%, 2/15/54 IO(l)	2,662,677	213,471
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	60,322	55,493
Series 2015-SRCH XA
1.057%, 8/10/35 IO(l)§	911,488	23,301
Series 2021-C10 XA
1.412%, 7/15/54 IO(l)	3,573,288	232,997
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§	2,277,000	12,052
Beast Mortgage Trust,
Series 2021-SSCP A
6.196%, 4/15/36(l)§	441,000	430,525
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	700,000	625,059
Series 2019-B9 XA
1.183%, 3/15/52 IO(l)	952,000	39,779
Series 2020-B16 XA
0.923%, 2/15/53 IO(l)	3,928,162	168,236
Series 2020-B17 XB
0.652%, 3/15/53 IO(l)	1,000,000	24,287
Series 2020-IG3 XA
0.816%, 9/15/48 IO(l)§	6,704,814	123,776
Series 2021-B23 XA
1.375%, 2/15/54 IO(l)	990,388	60,584
Series 2021-B24 XA
1.266%, 3/15/54 IO(l)	1,154,522	63,943
Series 2021-B27 XA
1.378%, 7/15/54 IO(l)	3,663,506	230,983
Series 2021-B29 A5
2.388%, 9/15/54	26,000	20,183
BFLD Trust,
Series 2020-EYP A
6.597%, 10/15/35(l)§	700,000	549,492
BIG Commercial Mortgage Trust,
Series 2022-BIG A
6.674%, 2/15/39(l)§	600,000	590,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
BMO Mortgage Trust,
Series 2023-C5 XA
0.948%, 6/15/56 IO(l)		$388,553	$20,260
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A
7.102%, 5/15/39(l)§		100,000	99,594
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§		100,000	94,510
Series 2013-1515 C
3.446%, 3/10/33§		100,000	91,343
Series 2021-1450 A
6.697%, 9/15/36(l)§		700,000	656,747
BX Commercial Mortgage Trust,
Series 2019-XL D
6.897%, 10/15/36(l)§		221,000	219,066
Series 2020-VIV2 C
3.660%, 3/9/44(l)§		200,000	163,103
Series 2020-VIV3 B
3.662%, 3/9/44(l)§		120,000	99,776
Series 2021-VINO D
6.799%, 5/15/38(l)§		151,166	146,347
Series 2021-VOLT E
7.447%, 9/15/36(l)§		247,000	235,575
Series 2021-VOLT F
7.847%, 9/15/36(l)§		247,000	232,024
Series 2021-XL2 A
6.135%, 10/15/38(l)§		390,965	381,850
Series 2021-XL2 E
7.292%, 10/15/38(l)§		288,532	277,711
Series 2022-AHP A
6.322%, 1/17/39(l)§		600,000	586,122
BX Trust,
Series 2019-OC11 A
3.202%, 12/9/41§		10,000	8,415
Series 2019-OC11 D
4.075%, 12/9/41(l)§		114,000	93,722
Series 2019-OC11 E
4.075%, 12/9/41(l)§		325,000	259,060
Series 2021-ARIA A
6.346%, 10/15/36(l)§		25,000	24,383
Series 2021-ARIA D
7.342%, 10/15/36(l)§		102,000	97,346
Series 2021-SDMF A
6.035%, 9/15/34(l)§		11,000	10,735
Series 2021-VIEW D
8.346%, 6/15/36(l)§		120,000	109,540
Series 2022-FOX2 A2
6.081%, 4/15/39(l)§		905,950	876,500
Series 2022-GPA A
7.497%, 8/15/39(l)§		230,000	230,431
Series 2022-GPA XCP
1.029%, 10/15/39 IO(l)§		1,311,000	1
Series 2022-VAMF A
6.182%, 1/15/39(l)§		23,000	22,511
Series 2022-VAMF B
6.612%, 1/15/39(l)§		17,000	16,596
Series 2023-DELC A
8.022%, 5/15/38(l)§		100,000	100,125
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§		30,000	21,707
Series 2017-GM D
3.539%, 6/13/39(l)§		80,000	66,263
Series 2021-601L D
2.868%, 1/15/44(l)§		102,000	58,947
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
7.130%, 12/15/37(l)§		100,000	98,813
Cassia SRL,
Series 2022-1A A
6.316%, 5/22/34(l)§	EUR	248,168	252,956
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50		$10,000	9,031
CENT Trust,
Series 2023-CITY A
7.952%, 9/15/28(l)§		98,000	98,214
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48		10,000	9,438
Series 2016-C4 XA
1.764%, 5/10/58 IO(l)		574,458	16,815
Series 2016-C4 XB
0.851%, 5/10/58 IO(l)		110,000	1,744
Series 2017-C8 B
4.199%, 6/15/50(l)		37,000	31,477
Citigroup Commercial Mortgage Trust,
Series 2013-375P A
3.251%, 5/10/35§		479,067	445,245
Series 2015-GC27 B
3.772%, 2/10/48		20,000	18,526
Series 2019-PRM D
4.350%, 5/10/36§		100,000	99,016
Series 2020-420K D
3.422%, 11/10/42(l)§		150,000	106,185
Series 2020-420K E
3.422%, 11/10/42(l)§		150,000	100,463
Series 2020-420K X
0.912%, 11/10/42 IO(l)§		1,000,000	45,123
Series 2021-KEYS A
6.627%, 10/15/36(l)§		700,000	689,589
CityLine Commercial Mortgage Trust,
Series 2016-CLNE A
2.871%, 11/10/31(l)§		300,000	284,740
CLNC Ltd.,
Series 2019-FL1 B
7.342%, 8/20/35(l)§		145,000	142,306
COAST Commercial Mortgage Trust,
Series 2023-2HTL A
7.923%, 8/15/36(l)§		108,000	107,664
Series 2023-2HTL D
9.771%, 8/15/36(l)§		100,000	99,770
Cold Storage Trust,
Series 2020-ICE5 A
6.347%, 11/15/37(l)§		196,598	194,632
Commercial Mortgage Trust,
Series 2014-UBS5 B
4.514%, 9/10/47(l)		130,000	123,705
Series 2015-3BP B
3.346%, 2/10/35(l)§		300,000	275,850
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§		1,287,000	1,379
Series 2015-CR22 XA
0.952%, 3/10/48 IO(l)		2,593,487	21,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-CR24 B
4.491%, 8/10/48(l)	$65,000	$59,610
Series 2015-CR26 ASB
3.373%, 10/10/48	762,917	746,602
Series 2015-DC1 XA
1.118%, 2/10/48 IO(l)	2,339,059	19,176
Series 2016-COR1 ASB
2.972%, 10/10/49	609,440	585,669
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	3,168
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B
6.610%, 5/15/36(l)§	159,603	158,855
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.392%, 4/15/50(l)	300,000	226,607
Series 2015-C1 XA
0.948%, 4/15/50 IO(l)	3,646,367	22,742
Series 2015-C4 D
3.708%, 11/15/48(l)	70,000	55,973
Series 2016-C5 B
4.463%, 11/15/48(l)	30,000	27,113
Series 2016-C5 C
4.798%, 11/15/48(l)	50,000	44,725
Series 2017-CX10 XB
0.259%, 11/15/50 IO(l)	1,000,000	9,426
Series 2018-CX12 C
4.864%, 8/15/51(l)	58,000	45,451
Series 2019-C15 A4
4.053%, 3/15/52	50,000	45,070
Series 2019-C16 C
4.237%, 6/15/52(l)	20,000	15,506
Series 2019-C16 XA
1.705%, 6/15/52 IO(l)	975,226	60,974
Series 2019-C17 XA
1.487%, 9/15/52 IO(l)	4,943,717	266,721
Series 2019-C17 XB
0.697%, 9/15/52 IO(l)	1,000,000	26,564
Series 2019-C18 D
2.500%, 12/15/52§	170,000	98,979
Series 2020-C19 A3
2.561%, 3/15/53	79,298	63,538
CSMC Trust,
Series 2017-PFHP A
6.330%, 12/15/30(l)§	50,000	47,713
Series 2017-TIME A
3.646%, 11/13/39§	100,000	86,389
Series 2020-NET A
2.257%, 8/15/37§	273,734	244,888
Series 2020-NET D
3.828%, 8/15/37(l)§	200,000	171,857
Series 2021-980M D
3.653%, 7/15/31(l)§	321,000	269,474
Series 2021-ADV A
6.847%, 7/15/38(l)§	800,000	731,324
Series 2021-B33 A1
3.053%, 10/10/43§	100,000	82,220
Series 2021-B33 A2
3.167%, 10/10/43§	836,000	599,166
Series 2022-NWPT A
8.475%, 9/9/24(l)§	100,000	100,688
DBGS Mortgage Trust,
Series 2018-5BP B
6.410%, 6/15/33(l)§	100,000	89,750
Series 2019-1735 X
0.431%, 4/10/37 IO(l)§	1,365,000	19,907
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	18,731
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	9,049
DBUBS Mortgage Trust,
Series 2017-BRBK D
3.648%, 10/10/34(l)§	100,000	80,702
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	760,686
EQUS Mortgage Trust,
Series 2021-EQAZ A
6.202%, 10/15/38(l)§	499,990	488,113
Extended Stay America Trust,
Series 2021-ESH A
6.526%, 7/15/38(l)§	1,996,024	1,989,162
Series 2021-ESH B
6.826%, 7/15/38(l)§	294,651	291,059
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	188,000	178,742
Series K120 X1
1.132%, 10/25/30 IO(l)	2,453,744	132,440
Series K121 X1
1.118%, 10/25/30 IO(l)	118,429	6,263
Series KL05 X1P
1.024%, 6/25/29 IO(l)	662,000	29,821
Series KL06 XFX
1.467%, 12/25/29 IO(l)	170,000	10,219
FNMA ACES,
Series 2020-M15 X1
1.557%, 9/25/31 IO(l)	3,367,832	227,525
Series 2022-M4 A1X
2.548%, 5/25/30(l)	1,659,851	1,469,866
FREMF Mortgage Trust,
Series 2018-K80 B
4.376%, 8/25/50(l)§	20,000	18,179
FS Rialto Issuer LLC,
Series 2022-FL7 A
8.230%, 10/19/39(l)§	100,000	100,020
GCT Commercial Mortgage Trust,
Series 2021-GCT C
7.147%, 2/15/38(l)§	120,000	73,274
GNMA,
Series 2013-30
0.520%, 9/16/53 IO(l)	38,933	898
Series 2016-96
0.770%, 12/16/57 IO(l)	31,269	1,172
Series 2021-143
0.967%, 10/16/63 IO(l)	7,192,921	481,069
Series 2021-20
1.149%, 8/16/62 IO(l)	5,424,109	411,933
Series 2021-208
0.758%, 6/16/64 IO(l)	8,515,219	453,945
Series 2021-22
0.976%, 5/16/63 IO(l)	6,452,236	429,028
Series 2021-52
0.719%, 4/16/63 IO(l)	6,434,325	344,879
Series 2021-71
0.874%, 10/16/62 IO(l)	7,392,738	459,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2022-49
0.762%, 3/16/64 IO(l)	$8,297,084	$456,709
Series 2023-118 BA
3.751%, 5/16/65(l)	14,995	13,112
Grace Trust,
Series 2020-GRCE D
2.769%, 12/10/40(l)§	142,000	96,648
Great Wolf Trust,
Series 2019-WOLF E
8.178%, 12/15/36(l)§	254,000	249,555
Series 2019-WOLF F
8.577%, 12/15/36(l)§	254,000	249,757
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	48,381
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	68,529
Series 2018-TWR D
7.230%, 7/15/31(l)§	110,000	55,836
Series 2022-AGSS A
8.024%, 11/15/27(l)§	110,000	109,727
Series 2022-ECI A
7.527%, 8/15/39(l)§	100,000	100,062
Series 2023-FUN A
7.423%, 3/15/28(l)§	100,000	98,999
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	28,118
Series 2015-GC28 XA
1.110%, 2/10/48 IO(l)	2,541,400	20,894
Series 2015-GC32 C
4.554%, 7/10/48(l)	10,000	9,149
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	9,435
Series 2015-GS1 XA
0.903%, 11/10/48 IO(l)	1,829,387	23,873
Series 2016-GS3 XA
1.317%, 10/10/49 IO(l)	280,377	7,432
Series 2017-GS7 XA
1.226%, 8/10/50 IO(l)	2,376,659	74,067
Series 2019-GSA1 XA
0.935%, 11/10/52 IO(l)	1,152,207	43,145
Series 2020-GC45 XA
0.778%, 2/13/53 IO(l)	3,283,605	93,889
HIT Trust,
Series 2022-HI32 A
7.723%, 7/15/24(l)§	9,691	9,679
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	91,334
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A
7.577%, 10/15/39(l)§	100,000	99,688
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	97,810
Series 2017-APTS DFX
3.613%, 6/15/34(l)§	100,000	95,167
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 C
4.881%, 1/15/49(l)	100,000	82,920
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	272,948
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	4,421
Series 2018-AON A
4.128%, 7/5/31§	23,000	20,715
Series 2018-PHH A
6.589%, 6/15/35(l)§	106,599	96,075
Series 2018-WPT EFX
5.542%, 7/5/33(l)§	120,000	90,142
Series 2018-WPT FFX
5.542%, 7/5/33(l)§	181,000	103,627
Series 2020-609M D
8.217%, 10/15/33(l)§	130,000	103,462
Series 2020-ACE C
3.817%, 1/10/37(l)§	187,000	172,497
Series 2020-LOOP E
3.990%, 12/5/38(l)§	181,000	114,215
Series 2021-MHC A
6.246%, 4/15/38(l)§	9,449	9,334
Series 2021-MHC D
7.146%, 4/15/38(l)§	90,000	88,453
Series 2022-CGSS A
7.804%, 12/15/36(l)§	120,000	120,112
Series 2022-DATA A
4.046%, 6/10/42(l)§	600,000	507,488
Series 2022-NLP A
5.929%, 4/15/37(l)§	321,196	295,495
Series 2022-NXSS A
7.511%, 9/15/39(l)§	120,000	120,225
Series 2022-OPO D
3.565%, 1/5/39(l)§	100,000	65,128
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
4.129%, 9/15/47(l)§	365,000	301,923
Series 2014-C25 XA
0.945%, 11/15/47 IO(l)	2,686,262	15,493
Series 2015-C27 D
3.940%, 2/15/48(l)§	300,000	181,363
Series 2015-C32 XA
1.255%, 11/15/48 IO(l)	1,339,547	16,599
Series 2015-C33 D1
4.290%, 12/15/48(l)§	200,000	158,050
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.854%, 7/15/50(l)	350,000	262,605
Series 2017-JP7 B
4.050%, 9/15/50	10,000	8,302
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	17,036
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.632%, 6/15/49 IO(l)	1,269,962	34,578
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	33,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-COR7 B
3.294%, 5/13/53(l)	$298,000	$219,938
Series 2020-COR7 XA
1.769%, 5/13/53 IO(l)	2,530,939	155,441
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	516,211
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA
1.322%, 2/15/36 IO(l)§	924,165	37,004
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	243,215
LoanCore Issuer Ltd.,
Series 2019-CRE2 AS
6.947%, 5/15/36(l)§	134,007	133,874
Series 2019-CRE2 B
7.147%, 5/15/36(l)§	145,000	144,170
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.956%, 3/10/50 IO(l)§	2,229,223	37,829
Med Trust,
Series 2021-MDLN G
10.696%, 11/15/38(l)§	364,252	343,304
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
6.297%, 7/15/36(l)§	212,859	210,503
MIRA Trust,
Series 2023-MILE A
6.755%, 6/10/38§	100,000	98,460
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48	191,522	188,450
Series 2015-C20 XA
1.383%, 2/15/48 IO(l)	1,950,250	17,896
Series 2015-C25 C
4.668%, 10/15/48(l)	70,000	61,331
Series 2015-C27 ASB
3.557%, 12/15/47	186,979	182,856
Series 2016-C31 ASB
2.952%, 11/15/49	566,269	543,652
Series 2016-C31 C
4.403%, 11/15/49(l)	215,000	169,180
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	172,097
Series 2017-H1 XD
2.307%, 6/15/50 IO(l)§	300,000	19,506
Series 2017-HR2 D
2.730%, 12/15/50	210,000	141,581
Series 2018-MP A
4.419%, 7/11/40(l)§	219,000	176,748
Series 2019-H6 XB
0.866%, 6/15/52 IO(l)	1,000,000	33,097
Series 2019-L2 XA
1.168%, 3/15/52 IO(l)	2,838,343	124,093
Series 2019-L3 XA
0.755%, 11/15/52 IO(l)	4,495,540	134,365
Series 2020-L4 B
3.082%, 2/15/53	207,000	155,991
MSC Trust,
Series 2021-ILP D
7.024%, 11/15/23(l)§	365,790	352,071
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
6.397%, 6/15/35(l)§	58,098	47,008
Series 2018-SOX
A 4.404%, 6/17/38§	100,000	90,266
Series 2021-APPL A
6.397%, 8/15/38(l)§	700,000	655,633
New Orleans Hotel Trust,
Series 2019-HNLA A
6.369%, 4/15/32(l)§	400,000	384,004
NYO Commercial Mortgage Trust,
Series 2021-1290 A
6.542%, 11/15/38(l)§	1,100,000	978,957
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	12,035
One Market Plaza Trust,
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§	1,000,000	1
Series 2017-1MKT XNCP
0.218%, 2/10/32 IO(l)§	200,000	119
ONE Mortgage Trust,
Series 2021-PARK A
6.146%, 3/15/36(l)§	600,000	568,497
PFP Ltd.,
Series 2021-8 A
6.446%, 8/9/37(l)§	383,222	377,712
Series 2022-9 A
7.607%, 8/19/35(l)§	120,000	120,002
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
6.634%, 11/25/36(l)§	600,076	592,441
Series 2022-FL9 A
7.787%, 6/25/37(l)§	22,380	22,420
Series 2023-FL11 A
7.694%, 10/25/39(l)§	67,895	67,895
RIAL Issuer Ltd.,
Series 2022-FL8 A
7.581%, 1/19/37(l)§	203,000	200,239
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.593%, 9/15/39(l)§	30,000	22,222
Soho Trust,
Series 2021-SOHO B
2.786%, 8/10/38(l)§	371,000	254,712
SREIT Trust,
Series 2021-MFP D
7.025%, 11/15/38(l)§	367,000	356,677
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A
7.518%, 5/15/37(l)§	136,000	132,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
TPGI Trust,
Series 2021-DGWD D
6.954%, 6/15/26(l)§	$226,525	$218,879
UBS Commercial Mortgage Trust,
Series 2018-C12 B
4.787%, 8/15/51(l)	75,000	64,138
Series 2018-C8 C
4.841%, 2/15/51(l)	226,000	185,682
Series 2019-C17 XA
1.602%, 10/15/52 IO(l)	960,369	59,387
Series 2019-C18 XA
1.142%, 12/15/52 IO(l)	961,377	37,571
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	321,017	298,714
VNDO Trust,
Series 2016-350P D
4.033%, 1/10/35(l)§	100,000	86,721
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48	150,000	119,294
Series 2015-C27 XA
0.977%, 2/15/48 IO(l)	2,898,422	23,418
Series 2015-LC20 C
4.056%, 4/15/50(l)	219,000	202,087
Series 2015-NXS1 XA
1.197%, 5/15/48 IO(l)	1,766,190	17,976
Series 2015-NXS2 XA
0.735%, 7/15/58 IO(l)	3,226,911	26,388
Series 2016-BNK1 XD
1.388%, 8/15/49 IO(l)§	1,000,000	29,688
Series 2016-C32 A3FL
6.867%, 1/15/59(l)	35,142	35,129
Series 2016-C33 XA
1.729%, 3/15/59 IO(l)	892,875	26,011
Series 2016-C34 A3FL
6.487%, 6/15/49(l)§	30,000	29,146
Series 2017-C38 XA
1.091%, 7/15/50 IO(l)	2,252,434	59,140
Series 2017-C39 XA
1.235%, 9/15/50 IO(l)	2,181,829	64,330
Series 2018-1745 A
3.874%, 6/15/36(l)§	600,000	518,211
Series 2018-C45 C
4.727%, 6/15/51	10,000	8,298
Series 2018-C46 B
4.633%, 8/15/51	24,000	20,557
Series 2019-C49 B
4.546%, 3/15/52	90,000	76,060
Series 2019-C50 B
4.192%, 5/15/52	150,000	127,588
Series 2019-C50 XA
1.577%, 5/15/52 IO(l)	848,708	47,690
Series 2020-C55 AS
2.937%, 2/15/53	207,000	162,781
Series 2020-C55 XA
1.424%, 2/15/53 IO(l)	4,018,156	228,610
Series 2020-C56 XA
1.517%, 6/15/53 IO(l)	3,656,066	212,496
Series 2020-C58 XA
1.924%, 7/15/53 IO(l)	2,188,573	196,510
Series 2020-SDAL D
7.537%, 2/15/37(l)§	53,000	51,247
Series 2021-C59 XA
1.657%, 4/15/54 IO(l)	2,982,951	226,324
Series 2021-FCMT D
8.947%, 5/15/31(l)§	110,000	99,549
Series 2021-SAVE C
7.247%, 2/15/40(l)§	140,000	126,812
Series 2021-SAVE D
7.947%, 2/15/40(l)§	140,000	125,841
Series 2021-SAVE E
9.097%, 2/15/40(l)§	140,000	124,596
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A
8.121%, 11/15/27(l)§	100,000	100,000
Series 2022-WMRK B
8.768%, 11/15/27(l)§	100,000	99,875
Total Commercial Mortgage- Backed Securities		51,009,869

Corporate Bonds (22.4%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27	100,000	93,974
4.250%, 3/1/27	150,000	143,051
4.100%, 2/15/28	120,000	112,118
4.300%, 2/15/30	130,000	118,381
5.400%, 2/15/34(x)	479,000	447,049
4.500%, 5/15/35	178,000	151,913
3.500%, 9/15/53	269,000	164,994
3.800%, 12/1/57	213,000	134,986
3.650%, 9/15/59	233,000	141,994
3.500%, 2/1/61(x)	73,000	43,422
Verizon Communications, Inc.
0.850%, 11/20/25	50,000	45,245
1.450%, 3/20/26	40,000	36,127
4.125%, 3/16/27	150,000	142,548
2.100%, 3/22/28	60,000	51,623
4.329%, 9/21/28	118,000	110,693
1.500%, 9/18/30	200,000	152,033
1.750%, 1/20/31	276,000	208,181
2.550%, 3/21/31	324,000	258,204
2.355%, 3/15/32	359,000	272,508
5.050%, 5/9/33	345,000	322,538
4.400%, 11/1/34	377,000	328,705
2.850%, 9/3/41	104,000	66,967

		3,547,254

Entertainment (0.1%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	9,348
1.350%, 9/15/30(x)	35,000	27,261
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	50,000	48,270
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	75,000	71,658
Walt Disney Co. (The) 3.800%, 3/22/30	250,000	226,753
Warnermedia Holdings, Inc.
6.412%, 3/15/26	130,000	129,942
4.279%, 3/15/32	100,000	84,929

		598,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Interactive Media & Services (0.1%)
Alphabet, Inc.
0.450%, 8/15/25(x)		$110,000	$100,916
Meta Platforms, Inc.
4.600%, 5/15/28		100,000	97,746
5.750%, 5/15/63		90,000	84,215

			282,877

Media (0.3%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	195,536
3.700%, 4/1/51		598,000	348,161
3.850%, 4/1/61		900,000	502,866
3.950%, 6/30/62(x)		153,000	86,696
Comcast Corp.
3.150%, 3/1/26		125,000	118,692
4.150%, 10/15/28		245,000	232,332
2.650%, 2/1/30		326,000	275,662
5.500%, 11/15/32		20,000	19,778
2.937%, 11/1/56		185,000	105,205
Cox Communications, Inc.
3.500%, 8/15/27§		400,000	365,203
Discovery Communications LLC
3.900%, 11/15/24		50,000	48,694
Fox Corp.
4.709%, 1/25/29		100,000	94,472
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	14,110
5.375%, 6/15/33		100,000	93,496
Paramount Global
4.950%, 1/15/31		200,000	171,763

			2,672,666

Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc.
3.200%, 3/15/27		65,000	59,492
Sprint LLC
7.125%, 6/15/24		761,000	765,735
7.625%, 2/15/25		413,000	419,950
T-Mobile USA, Inc.
3.500%, 4/15/25		200,000	192,956
3.750%, 4/15/27		200,000	186,860
3.875%, 4/15/30		465,000	412,482
3.400%, 10/15/52		700,000	433,376

			2,470,851

Total Communication Services			9,571,809

Consumer Discretionary (0.9%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	97,843
Metalsa Sapi De Cv
3.750%, 5/4/31(m)		200,000	146,700

			244,543

Automobiles (0.4%)
General Motors Co.
6.125%, 10/1/25		250,000	249,670
Hyundai Capital America
6.000%, 7/11/25§		300,000	298,844
(SOFR + 1.15%),
6.505%, 8/4/25(k)§		500,000	500,175
5.500%, 3/30/26§		300,000	295,988
5.950%, 9/21/26§		200,000	199,435
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	484,924
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	400,000	381,081
4.810%, 9/17/30§		$700,000	603,504
Toyota Motor Corp.
5.123%, 7/13/33		150,000	146,874

			3,160,495

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		100,000	78,024
Amazon.com, Inc.
3.800%, 12/5/24		50,000	49,008
5.200%, 12/3/25		100,000	99,879
1.000%, 5/12/26		50,000	44,951
3.300%, 4/13/27		100,000	94,119
3.150%, 8/22/27		50,000	46,493
1.650%, 5/12/28		50,000	43,042
1.500%, 6/3/30		85,000	67,225
2.100%, 5/12/31		50,000	40,144
3.600%, 4/13/32		100,000	88,921
eBay, Inc.
1.900%, 3/11/25		70,000	66,129
5.900%, 11/22/25		400,000	400,782
1.400%, 5/10/26		100,000	89,556
6.300%, 11/22/32		19,000	19,363

			1,227,636

Hotels, Restaurants & Leisure (0.2%)
Choice Hotels International, Inc.
3.700%, 12/1/29		600,000	518,703
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	564,764
3.250%, 2/15/30		200,000	169,161
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	29,777
Marriott International, Inc.
5.000%, 10/15/27		55,000	53,582
Series FF
4.625%, 6/15/30		25,000	23,035
Series X
4.000%, 4/15/28		25,000	23,158
McDonald’s Corp.
1.450%, 9/1/25		55,000	50,901
3.700%, 1/30/26		75,000	72,139
2.625%, 9/1/29		40,000	34,530
Starbucks Corp.
2.450%, 6/15/26		50,000	46,292
3.550%, 8/15/29		100,000	90,638
3.000%, 2/14/32		20,000	16,530

			1,693,210

Household Durables (0.0%)†
DR Horton, Inc.
2.600%, 10/15/25		50,000	46,839
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	22,745
Lennar Corp.
4.750%, 11/29/27		100,000	96,328
Mohawk Industries, Inc.
3.625%, 5/15/30(x)		25,000	21,837

			187,749

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		15,000	13,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	$25,000	$24,163
AutoZone, Inc.
4.500%, 2/1/28	70,000	66,906
Home Depot, Inc. (The)
2.125%, 9/15/26	65,000	59,616
0.900%, 3/15/28	65,000	54,290
2.950%, 6/15/29(x)	30,000	26,714
1.875%, 9/15/31(x)	85,000	65,984
3.250%, 4/15/32	45,000	38,623
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	92,996
3.650%, 4/5/29	200,000	181,439
4.500%, 4/15/30	119,000	111,080
5.000%, 4/15/33	40,000	37,517
2.800%, 9/15/41	222,000	143,311
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	47,732
Ross Stores, Inc.
0.875%, 4/15/26	50,000	44,373
Tractor Supply Co.
5.250%, 5/15/33	5,000	4,719

		999,463

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	12,835

Total Consumer Discretionary		7,539,731

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	250,000	241,984
Bacardi Ltd.
4.450%, 5/15/25§	500,000	485,024
Coca-Cola Co. (The)
2.900%, 5/25/27	50,000	46,407
2.125%, 9/6/29	200,000	170,415
2.000%, 3/5/31	65,000	52,294
Constellation Brands, Inc.
5.000%, 2/2/26	15,000	14,735
4.350%, 5/9/27	100,000	95,581
Diageo Capital plc
2.375%, 10/24/29	200,000	169,981
Keurig Dr Pepper, Inc.
3.950%, 4/15/29	100,000	92,356
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	92,968
PepsiCo, Inc.
2.750%, 4/30/25	75,000	71,953
3.000%, 10/15/27	100,000	92,726
2.750%, 3/19/30(x)	200,000	173,108

		1,799,532

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30	200,000	160,387
Dollar General Corp.
4.150%, 11/1/25	75,000	72,259
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	96,739
Kroger Co. (The)
2.650%, 10/15/26	50,000	45,859
4.500%, 1/15/29	25,000	23,731
Sysco Corp.
3.250%, 7/15/27	50,000	45,922
Target Corp.
3.375%, 4/15/29	100,000	91,627
4.500%, 9/15/32	50,000	46,438
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	48,615
3.450%, 6/1/26	75,000	69,431
Walmart, Inc.
2.650%, 12/15/24	50,000	48,305
3.050%, 7/8/26	40,000	37,880
3.250%, 7/8/29(x)	200,000	182,800
2.375%, 9/24/29	3,000	2,617
1.800%, 9/22/31	15,000	11,818

		984,428

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	46,472
Bunge Ltd. Finance Corp.
2.750%, 5/14/31	25,000	20,192
Campbell Soup Co.
4.150%, 3/15/28	25,000	23,491
Conagra Brands, Inc.
4.850%, 11/1/28	225,000	214,525
General Mills, Inc.
4.200%, 4/17/28	215,000	202,798
Hormel Foods Corp.
1.700%, 6/3/28	70,000	59,741
J M Smucker Co. (The)
2.375%, 3/15/30	15,000	12,233
JBS USA LUX SA
5.125%, 2/1/28	100,000	95,156
Mondelez International, Inc.
2.750%, 4/13/30	200,000	168,415
Unilever Capital Corp.
2.900%, 5/5/27	100,000	92,019

		935,042

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30	15,000	11,820
Kimberly-Clark Corp.
3.950%, 11/1/28	10,000	9,511
3.200%, 4/25/29	50,000	45,349
2.000%, 11/2/31	25,000	19,720
Procter & Gamble Co. (The)
0.550%, 10/29/25	50,000	45,473
1.200%, 10/29/30	50,000	38,673

		170,546

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	10,000	9,578
1.950%, 3/15/31	45,000	35,250
Haleon US Capital LLC
3.375%, 3/24/27	250,000	231,875

		276,703

Tobacco (0.3%)
Altria Group, Inc.
4.800%, 2/14/29	122,000	116,393
4.500%, 5/2/43	144,000	107,113
BAT Capital Corp.
3.557%, 8/15/27	100,000	91,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.259%, 3/25/28	$225,000	$190,073
4.540%, 8/15/47	167,000	114,692
4.758%, 9/6/49	46,000	32,607
7.081%, 8/2/53	107,000	100,828
BAT International Finance plc
5.931%, 2/2/29	400,000	392,664
Imperial Brands Finance plc
3.125%, 7/26/24§	500,000	487,007
3.500%, 7/26/26§	400,000	373,268
Philip Morris International, Inc.
3.250%, 11/10/24	150,000	145,754
5.125%, 11/17/27	176,000	172,418
5.375%, 2/15/33	200,000	189,630
Reynolds American, Inc.
5.850%, 8/15/45	156,000	128,394

		2,642,277

Total Consumer Staples		6,808,528

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
3.337%, 12/15/27	100,000	91,366
Halliburton Co.
3.800%, 11/15/25	2,000	1,934
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26(h)(m)	206,166	100,960
7.350%, 12/1/26(h)§	513	251
Odebrecht Offshore Drilling Finance Ltd.
7.720%, 12/1/26(h)§	625,376	126,076
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 10/30/23(y)§	163,662	3,764
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	25,000	23,034
Schlumberger Investment SA
2.650%, 6/26/30	200,000	168,800

		516,185

Oil, Gas & Consumable Fuels (1.9%)
Antero Resources Corp.
7.625%, 2/1/29§	75,000	75,656
5.375%, 3/1/30§	276,000	254,251
Apache Corp.
6.000%, 1/15/37(x)	115,000	103,278
4.750%, 4/15/43	69,000	50,078
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	18,611
3.400%, 2/15/31	500,000	414,799
BP Capital Markets America, Inc.
3.588%, 4/14/27	100,000	94,140
4.234%, 11/6/28	200,000	190,123
BP Capital Markets plc
3.279%, 9/19/27	50,000	46,391
Cameron LNG LLC
3.402%, 1/15/38§	663,000	520,831
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	51,000	50,611
5.125%, 6/30/27	647,000	628,248
3.700%, 11/15/29	493,000	436,932
2.742%, 12/31/39	126,000	93,671
Cheniere Energy Partners LP
5.950%, 6/30/33§	50,000	48,099
Chevron Corp.
2.954%, 5/16/26	50,000	47,331
Chevron USA, Inc.
0.687%, 8/12/25	65,000	59,687
ConocoPhillips Co.
6.950%, 4/15/29	200,000	215,802
Continental Resources, Inc.
5.750%, 1/15/31§	700,000	656,209
Coterra Energy, Inc.
4.375%, 3/15/29	100,000	91,773
Devon Energy Corp.
4.750%, 5/15/42	160,000	127,112
Diamondback Energy, Inc.
3.250%, 12/1/26	726,000	677,577
3.500%, 12/1/29(x)	1,599,000	1,418,309
3.125%, 3/24/31	437,000	363,218
Ecopetrol SA
6.875%, 4/29/30	25,000	22,716
8.875%, 1/13/33	17,000	16,562
Enbridge, Inc.
3.700%, 7/15/27	50,000	46,501
2.500%, 8/1/33	138,000	102,195
Energy Transfer LP
4.050%, 3/15/25	100,000	97,145
2.900%, 5/15/25	100,000	94,984
5.550%, 2/15/28	25,000	24,568
3.750%, 5/15/30	100,000	87,163
5.000%, 5/15/50	700,000	548,224
Enterprise Products Operating LLC
3.700%, 2/15/26	100,000	95,797
2.800%, 1/31/30	30,000	25,425
EOG Resources, Inc.
4.375%, 4/15/30	200,000	188,426
EQT Corp.
3.125%, 5/15/26§	141,000	130,416
3.900%, 10/1/27(x)	302,000	279,966
5.700%, 4/1/28	62,000	60,598
5.000%, 1/15/29	18,000	16,882
7.000%, 2/1/30(e)(k)(x)	257,000	264,682
3.625%, 5/15/31§	213,000	178,473
Equinor ASA
1.750%, 1/22/26	55,000	50,729
3.625%, 9/10/28	100,000	93,077
Exxon Mobil Corp.
3.043%, 3/1/26	50,000	47,488
2.275%, 8/16/26	200,000	184,791
Kinder Morgan, Inc.
5.625%, 11/15/23§	300,000	299,844
5.300%, 12/1/34	233,000	213,296
5.550%, 6/1/45	125,000	107,547
Magellan Midstream Partners LP
3.250%, 6/1/30	15,000	12,710
Marathon Petroleum Corp.
5.125%, 12/15/26	100,000	98,375
3.800%, 4/1/28	15,000	13,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
MPLX LP
4.000%, 2/15/25		$100,000	$97,171
4.000%, 3/15/28		200,000	184,912
NGPL PipeCo LLC
4.875%, 8/15/27§		149,000	140,419
3.250%, 7/15/31§		555,000	440,607
Northwest Pipeline LLC
4.000%, 4/1/27		336,000	317,074
Occidental Petroleum Corp.
7.875%, 9/15/31		107,000	115,346
ONEOK, Inc.
5.850%, 1/15/26		65,000	64,995
4.350%, 3/15/29		50,000	46,049
6.625%, 9/1/53		502,000	492,387
Ovintiv, Inc.
5.650%, 5/15/28		35,000	34,275
Petroleos Mexicanos
4.875%, 1/18/24		20,000	19,811
6.875%, 8/4/26		88,000	80,579
8.750%, 6/2/29		28,000	24,738
10.000%, 2/7/33§		200,000	177,600
Series 13-2
7.190%, 9/12/24	MXN	503,000	27,217
Phillips 66 Co.
3.550%, 10/1/26		$25,000	23,520
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	197,561
1.900%, 8/15/30		50,000	39,255
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	47,787
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		58,841	59,106
Sabine Pass Liquefaction LLC
5.750%, 5/15/24		142,000	141,722
5.625%, 3/1/25		421,000	418,466
5.875%, 6/30/26		687,000	686,149
4.200%, 3/15/28		200,000	185,999
5.900%, 9/15/37		124,000	120,761
Targa Resources Corp.
5.200%, 7/1/27		99,000	97,023
4.200%, 2/1/33		455,000	386,641
6.125%, 3/15/33		200,000	196,427
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	91,172
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	93,625
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		75,000	77,934
4.000%, 3/15/28		177,000	164,801
4.600%, 3/15/48		190,000	149,619
Valero Energy Corp.
4.000%, 4/1/29		65,000	60,040
Western Midstream Operating LP
6.150%, 4/1/33		20,000	19,268
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	51,779

			15,656,944

Total Energy			16,173,129

Financials (9.3%)
Banks (5.3%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	$228,366
Banco Santander SA
5.588%, 8/8/28		$200,000	195,958
2.749%, 12/3/30		200,000	149,891
Bank of America Corp.
4.000%, 1/22/25		75,000	72,979
(CME Term SOFR 3 Month + 0.90%), 2.015%, 2/13/26(k)		100,000	94,125
3.500%, 4/19/26		125,000	117,989
(EURIBOR 3 Month + 1.00%), 4.934%, 9/22/26(k)(m)	EUR	600,000	634,819
(SOFR + 1.01%), 1.197%, 10/24/26(k)		$50,000	45,265
(SOFR + 1.29%), 5.080%, 1/20/27(k)		150,000	146,502
(SOFR + 0.96%), 1.734%, 7/22/27(k)		250,000	221,212
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28(k)		125,000	115,088
(SOFR + 1.58%), 4.376%, 4/27/28(k)		150,000	141,617
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28(k)		97,000	86,989
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29(k)		15,000	13,748
(SOFR + 1.06%), 2.087%, 6/14/29(k)		100,000	83,741
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29(k)		50,000	46,111
(SOFR + 1.57%), 5.819%, 9/15/29(k)		1,655,000	1,633,697
(SOFR + 1.37%), 1.922%, 10/24/31(k)		300,000	226,723
(SOFR + 1.32%), 2.687%, 4/22/32(k)		250,000	196,508
(SOFR + 1.21%), 2.572%, 10/20/32(k)		100,000	77,037
(SOFR + 1.33%), 2.972%, 2/4/33(k)		222,000	174,915
(SOFR + 1.84%), 5.872%, 9/15/34(k)		200,000	194,155
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)		200,000	162,340
Series L 3.950%, 4/21/25		100,000	96,750
Series N (SOFR + 1.22%), 2.651%, 3/11/32(k)		100,000	78,658
Bank of America NA
(SOFR + 1.02%), 6.364%, 8/18/26(k)		400,000	401,174
Bank of Montreal
3.700%, 6/7/25		120,000	115,685
1.250%, 9/15/26		50,000	43,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 0.60%), 0.949%, 1/22/27(k)		$50,000	$44,553
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	96,648
1.300%, 9/15/26		100,000	88,088
5.250%, 6/12/28(x)		100,000	97,491
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§		300,000	298,494
Barclays plc
3.650%, 3/16/25		200,000	192,504
(SOFR + 2.71%), 2.852%, 5/7/26(k)		200,000	188,827
3.250%, 2/12/27(m)	GBP	500,000	549,590
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28(k)		$300,000	307,163
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)		550,000	565,201
(SOFR + 2.98%),
6.224%, 5/9/34(k)		400,000	379,496
(SOFR + 2.62%),
6.692%, 9/13/34(k)		200,000	195,390
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	592,351
Canadian Imperial Bank of Commerce
1.250%, 6/22/26		50,000	44,298
5.615%, 7/17/26		200,000	198,896
Citibank NA
5.864%, 9/29/25(x)		300,000	300,226
5.803%, 9/29/28(x)		200,000	199,768
Citigroup, Inc.
4.400%, 6/10/25		100,000	97,104
3.400%, 5/1/26		100,000	93,871
(SOFR + 0.77%),
1.462%, 6/9/27(k)		200,000	176,661
4.450%, 9/29/27		200,000	187,567
(SOFR + 1.28%),
3.070%, 2/24/28(k)		400,000	362,150
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28(k)		125,000	114,475
(CME Term SOFR 3 Month + 1.60%),
3.980%, 3/20/30(k)		150,000	134,351
(SOFR + 1.42%),
2.976%, 11/5/30(k)		50,000	41,867
(SOFR + 1.18%),
2.520%, 11/3/32(k)		70,000	53,366
(SOFR + 1.35%),
3.057%, 1/25/33(k)		308,000	243,467
(SOFR + 1.94%),
3.785%, 3/17/33(k)		100,000	83,600
(SOFR + 2.34%),
6.270%, 11/17/33(k)		410,000	409,871
Citizens Financial Group, Inc.
2.850%, 7/27/26		100,000	89,783
3.250%, 4/30/30		30,000	24,237
Comerica, Inc.
4.000%, 2/1/29		50,000	41,398
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	397,672
Cooperatieve Rabobank UA
5.500%, 7/18/25		500,000	497,449
3.750%, 7/21/26		250,000	232,946
5.500%, 10/5/26		300,000	299,037
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§		400,000	399,596
Danske Bank A/S
5.375%, 1/12/24§		500,000	498,554
Fifth Third Bancorp
2.375%, 1/28/25		50,000	47,472
(SOFR + 1.36%), 4.055%, 4/25/28(k)		60,000	55,187
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.40%), 2.633%, 11/7/25(k)		200,000	191,650
4.300%, 3/8/26		200,000	191,811
(CME Term SOFR 3 Month + 1.61%), 4.292%, 9/12/26(k)		200,000	192,071
(SOFR + 3.35%),
7.390%, 11/3/28(k)		700,000	724,116
4.950%, 3/31/30		400,000	372,315
(SOFR + 1.19%), 2.804%, 5/24/32(k)		200,000	154,977
(SOFR + 2.39%), 6.254%, 3/9/34(k)		800,000	784,068
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33(k)		35,000	30,847
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)		100,000	70,185
JPMorgan Chase & Co.
3.900%, 7/15/25		100,000	96,688
(SOFR + 1.07%), 5.546%, 12/15/25(k)		700,000	695,338
(SOFR + 1.85%), 2.083%, 4/22/26(k)		100,000	93,804
(SOFR + 1.32%), 4.080%, 4/26/26(k)		100,000	97,048
2.950%, 10/1/26		100,000	92,636
(SOFR + 0.80%),
1.045%, 11/19/26(k)		200,000	179,640
4.125%, 12/15/26		125,000	118,891
(SOFR + 0.77%), 1.470%, 9/22/27(k)		40,000	34,963
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28(k)		125,000	116,304
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28(k)		75,000	68,928
(SOFR + 1.89%), 2.182%, 6/1/28(k)		700,000	612,198
(SOFR + 1.02%), 2.069%, 6/1/29(k)		55,000	46,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.45%), 5.299%, 7/24/29(k)		$455,000	$444,027
(SOFR + 1.75%), 4.565%, 6/14/30(k)		118,000	109,853
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		320,000	267,607
(SOFR + 2.04%), 2.522%, 4/22/31(k)		250,000	202,523
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31(k)		200,000	164,406
(SOFR + 1.07%), 1.953%, 2/4/32(k)		139,000	105,644
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32(k)		75,000	59,346
(SOFR + 1.18%), 2.545%, 11/8/32(k)		65,000	50,442
(SOFR + 1.26%), 2.963%, 1/25/33(k)		680,000	542,943
(SOFR + 1.80%), 4.586%, 4/26/33(k)		85,000	76,567
(SOFR + 1.85%), 5.350%, 6/1/34(k)		162,000	153,765
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29(k)§		200,000	195,037
Korea Development Bank (The)
2.125%, 10/1/24		200,000	192,902
Kreditanstalt fuer Wiederaufbau
2.500%, 11/20/24(x)		125,000	120,773
3.125%, 6/10/25		250,000	241,303
0.625%, 1/22/26		135,000	122,064
3.000%, 5/20/27		180,000	169,235
2.875%, 4/3/28		90,000	83,056
3.875%, 6/15/28		60,000	57,700
0.750%, 9/30/30(x)		105,000	80,522
4.125%, 7/15/33		200,000	190,163
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	71,867
0.875%, 3/30/26		20,000	18,066
1.750%, 7/27/26		75,000	68,669
0.875%, 9/3/30		100,000	77,386
Series 37 2.500%, 11/15/27		50,000	45,865
Series 40 0.500%, 5/27/25(x)		30,000	27,714
Lloyds Banking Group plc
3.900%, 3/12/24		300,000	297,105
4.500%, 11/4/24		200,000	195,148
4.000%, 3/7/25	AUD	800,000	502,465
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.520%, 3/7/25(k)		700,000	451,472
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)		$200,000	189,414
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34(k)		125,000	108,131
Mitsubishi UFJ Financial Group, Inc.
2.193%, 2/25/25		200,000	190,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26(k)		300,000	298,187
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)		200,000	176,176
3.741%, 3/7/29(x)		100,000	90,503
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34(k)		200,000	190,777
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34(k)		200,000	189,434
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26(k)		600,000	560,974
4.018%, 3/5/28		200,000	186,534
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)(x)		700,000	602,309
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)		200,000	190,905
Morgan Stanley Bank NA
4.754%, 4/21/26		500,000	488,455
National Australia Bank Ltd.
5.200%, 5/13/25		250,000	248,478
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	390,983
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)		200,000	185,993
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Oesterreichische Kontrollbank AG
0.375%, 9/17/25		$90,000	81,517
4.625%, 11/3/25		35,000	34,369
4.250%, 3/1/28		75,000	73,363
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.812%, 6/12/26(k)		150,000	148,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.98%), 2.307%, 4/23/32(k)	$65,000	$50,121
(SOFR + 1.93%), 5.068%, 1/24/34(k)	200,000	181,443
Royal Bank of Canada
4.650%, 1/27/26	75,000	72,914
1.400%, 11/2/26(x)	50,000	43,991
4.240%, 8/3/27	150,000	142,266
4.900%, 1/12/28(x)	325,000	313,998
5.000%, 2/1/33	250,000	232,953
Santander Holdings USA, Inc.
3.450%, 6/2/25	50,000	47,508
4.500%, 7/17/25	50,000	48,458
(SOFR + 2.36%), 6.499%, 3/9/29(k)	375,000	365,563
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28(k)	200,000	174,125
(SOFR + 2.60%), 6.534%, 1/10/29(k)	700,000	692,240
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§	500,000	446,615
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29(k)§	300,000	296,111
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34(k)§	500,000	484,927
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25(k)§	400,000	407,260
6.301%, 1/9/29§	600,000	596,232
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24(x)	700,000	675,490
1.474%, 7/8/25	600,000	555,106
3.784%, 3/9/26	100,000	95,162
1.402%, 9/17/26	200,000	175,990
3.364%, 7/12/27	100,000	91,723
3.352%, 10/18/27	100,000	91,099
5.520%, 1/13/28	200,000	196,744
3.202%, 9/17/29	50,000	42,844
2.142%, 9/23/30	100,000	77,071
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§	500,000	494,956
Toronto-Dominion Bank (The)
1.150%, 6/12/25(x)	50,000	46,261
0.750%, 1/6/26(x)	200,000	178,916
1.250%, 9/10/26	50,000	43,985
3.200%, 3/10/32	200,000	163,813
Truist Bank
2.150%, 12/6/24	250,000	238,070
4.050%, 11/3/25	20,000	19,204
Truist Financial Corp.
2.850%, 10/26/24	25,000	24,136
(SOFR + 1.44%), 4.873%, 1/26/29(k)	40,000	37,997
(SOFR + 1.85%), 5.122%, 1/26/34(k)	150,000	134,278
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,001,765
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)(x)	50,000	46,721
(SOFR + 2.02%), 5.775%, 6/12/29(k)	100,000	97,249
1.375%, 7/22/30	200,000	145,548
Series V 2.375%, 7/22/26	150,000	136,640
Wells Fargo & Co.
3.000%, 2/19/25	100,000	96,040
3.550%, 9/29/25	100,000	95,531
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26(k)	165,000	155,848
3.000%, 4/22/26	50,000	46,599
3.000%, 10/23/26	100,000	91,791
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27(k)	400,000	371,139
4.300%, 7/22/27	100,000	94,403
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28(k)	75,000	68,556
4.150%, 1/24/29	200,000	183,683
(SOFR + 1.74%), 5.574%, 7/25/29(k)	276,000	269,887
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31(k)	435,000	352,183
(SOFR + 1.50%), 3.350%, 3/2/33(k)	700,000	564,336
(SOFR + 2.02%), 5.389%, 4/24/34(k)	109,000	101,576
(SOFR + 1.99%), 5.557%, 7/25/34(k)	515,000	487,691
Wells Fargo Bank NA
5.550%, 8/1/25	200,000	199,282
5.450%, 8/7/26	579,000	576,795
Westpac Banking Corp.
1.150%, 6/3/26	50,000	44,629
2.700%, 8/19/26	75,000	69,485
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30(k)	250,000	236,160

		43,205,473

Capital Markets (2.5%)
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	192,159
Ares Capital Corp.
3.875%, 1/15/26	100,000	93,484
2.875%, 6/15/27	100,000	87,152
Bank of New York Mellon Corp. (The)
2.100%, 10/24/24	100,000	96,067
2.450%, 8/17/26	75,000	68,835
(SOFR + 1.15%), 3.992%, 6/13/28(k)	50,000	47,090
Series J 1.900%, 1/25/29	50,000	41,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.61%), 4.967%, 4/26/34(k)	$125,000	$115,822
BlackRock, Inc.
3.250%, 4/30/29	15,000	13,521
4.750%, 5/25/33	65,000	60,944
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	43,035
Blue Owl Capital Corp.
3.400%, 7/15/26	50,000	44,875
2.875%, 6/11/28	25,000	20,511
Blue Owl Credit Income Corp.
7.950%, 6/13/28§	100,000	99,237
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	46,043
2.724%, 4/15/31	80,000	63,383
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	536,951
Charles Schwab Corp. (The)
3.850%, 5/21/25	50,000	48,276
0.900%, 3/11/26	65,000	57,548
3.300%, 4/1/27	30,000	27,481
2.000%, 3/20/28	200,000	168,833
2.300%, 5/13/31	50,000	38,513
(SOFR + 2.50%), 5.853%, 5/19/34(k)	119,000	113,124
(SOFR + 2.01%), 6.136%, 8/24/34(k)	311,000	304,180
CME Group, Inc.
3.000%, 3/15/25	75,000	72,257
Credit Suisse AG
4.750%, 8/9/24	1,350,000	1,331,246
3.700%, 2/21/25	500,000	481,800
2.950%, 4/9/25	250,000	237,182
7.500%, 2/15/28	500,000	524,791
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)	950,000	917,005
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	633,661
5.371%, 9/9/27	150,000	146,289
(SOFR + 1.32%), 2.552%, 1/7/28(k)	300,000	262,286
(SOFR + 3.18%), 6.720%, 1/18/29(k)	150,000	148,937
FactSet Research Systems, Inc.
3.450%, 3/1/32	189,000	155,771
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	40,618
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 5.830%, 9/10/24(k)	394,000	393,088
3.500%, 1/23/25	100,000	96,667
3.750%, 5/22/25	100,000	96,495
(SOFR + 1.08%), 5.798%, 8/10/26(k)	300,000	297,697
(SOFR + 1.07%), 6.415%, 8/10/26(k)	200,000	199,999
3.500%, 11/16/26	65,000	60,468
(SOFR + 0.82%), 1.542%, 9/10/27(k)	300,000	262,184
(SOFR + 0.91%), 1.948%, 10/21/27(k)	310,000	273,739
(CME Term SOFR 3 Month + 2.01%), 7.377%, 10/28/27(k)	600,000	607,563
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28(k)	65,000	59,866
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29(k)	264,000	243,694
3.800%, 3/15/30	500,000	441,398
(SOFR + 1.28%), 2.615%, 4/22/32(k)	107,000	83,863
(SOFR + 1.25%), 2.383%, 7/21/32(k)	255,000	194,343
(SOFR + 1.26%), 2.650%, 10/21/32(k)	361,000	278,531
(SOFR + 1.41%), 3.102%, 2/24/33(k)	127,000	101,575
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	13,128
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	28,815
JAB Holdings BV
2.200%, 11/23/30§	600,000	457,392
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	76,012
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	2,500
Series
1 0.000%, 12/30/16(h)	10,200,000	3,060
Moody’s Corp.
4.250%, 2/1/29	203,000	191,604
2.000%, 8/19/31	100,000	77,650
Morgan Stanley
3.700%, 10/23/24	100,000	97,686
4.000%, 7/23/25	80,000	77,307
3.875%, 1/27/26	65,000	62,057
(SOFR + 0.94%), 2.630%, 2/18/26(k)	50,000	47,585
3.125%, 7/27/26	125,000	115,958
(SOFR + 0.72%), 0.985%, 12/10/26(k)	150,000	133,907
(SOFR + 0.88%), 1.593%, 5/4/27(k)	95,000	84,523
+ 1.34%), 3.591%, 7/22/28(k)	100,000	91,147
(SOFR + 1.59%), 5.164%, 4/20/29(k)	574,000	553,428
(SOFR + 1.63%), 5.449%, 7/20/29(k)	1,381,000	1,346,099
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30(k)	150,000	139,093
(SOFR + 1.14%), 2.699%, 1/22/31(k)	385,000	314,653
(SOFR + 1.03%), 1.794%, 2/13/32(k)	250,000	185,252
(SOFR + 1.20%), 2.511%, 10/20/32(k)	168,000	128,745
(SOFR + 2.56%), 6.342%, 10/18/33(k)	227,000	228,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.87%), 5.250%, 4/21/34(k)	$144,000	$133,823
(SOFR + 1.88%), 5.424%, 7/21/34(k)	395,000	373,667
(SOFR + 1.36%), 2.484%, 9/16/36(k)	150,000	109,101
MSCI, Inc.
3.875%, 2/15/31§	208,000	175,750
3.250%, 8/15/33§	166,000	127,561
Nasdaq, Inc.
3.850%, 6/30/26	100,000	95,483
5.350%, 6/28/28	200,000	196,081
5.550%, 2/15/34	89,000	84,805
6.100%, 6/28/63	112,000	104,026
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	763,015
5.709%, 1/9/26	500,000	493,515
6.181%, 1/18/33(x)	200,000	196,558
Northern Trust Corp.
4.000%, 5/10/27	35,000	32,966
3.150%, 5/3/29(x)	25,000	22,212
Prospect Capital Corp.
3.437%, 10/15/28	25,000	19,660
S&P Global, Inc.
1.250%, 8/15/30	25,000	19,053
5.250%, 9/15/33§	137,000	133,718
UBS Group AG
4.550%, 4/17/26	250,000	239,818
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27(k)§	300,000	296,076
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27(k)§	400,000	399,346
(ICE LIBOR USD 3 Month + 1.41%), 3.869%, 1/12/29(k)§	250,000	226,633
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.746%, 2/11/33(k)§	207,000	156,052
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34(k)§	400,000	384,033

		20,310,625

Consumer Finance (0.8%)
AerCap Ireland Capital
DAC
2.875%, 8/14/24	200,000	194,197
1.650%, 10/29/24	150,000	142,701
6.500%, 7/15/25	250,000	250,193
2.450%, 10/29/26	150,000	134,382
Ally Financial, Inc.
5.800%, 5/1/25	650,000	638,480
2.200%, 11/2/28	700,000	552,868
American Express Co.
3.000%, 10/30/24	25,000	24,253
4.900%, 2/13/26	45,000	44,133
3.300%, 5/3/27	265,000	244,788
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.62%), 5.948%, 6/7/24(k)	300,000	300,099
5.000%, 5/23/25	500,000	494,133
2.000%, 3/24/28	10,000	8,641
Capital One Financial Corp.
4.200%, 10/29/25	250,000	238,887
3.800%, 1/31/28	200,000	179,987
(SOFR + 2.60%), 5.817%, 2/1/34(k)	112,000	101,311
Caterpillar Financial Services Corp.
2.150%, 11/8/24	50,000	48,133
0.800%, 11/13/25	60,000	54,450
0.900%, 3/2/26	100,000	90,078
1.100%, 9/14/27	50,000	42,698
Discover Financial Services
3.950%, 11/6/24	75,000	72,863
4.100%, 2/9/27	40,000	36,414
Ford Motor Credit Co. LLC
5.125%, 6/16/25	700,000	677,250
General Motors Financial Co., Inc.
1.200%, 10/15/24(x)	25,000	23,764
3.500%, 11/7/24	50,000	48,496
4.000%, 1/15/25	75,000	72,867
5.250%, 3/1/26	50,000	48,786
5.800%, 6/23/28	100,000	97,497
4.300%, 4/6/29	50,000	44,880
3.600%, 6/21/30	50,000	41,826
John Deere Capital Corp.
4.750%, 6/8/26	200,000	197,128
1.050%, 6/17/26	50,000	44,721
3.350%, 4/18/29	200,000	181,802
3.900%, 6/7/32	10,000	9,004
LeasePlan Corp. NV
2.875%, 10/24/24§	600,000	577,813
PACCAR Financial Corp.
4.950%, 10/3/25	25,000	24,768
Synchrony Financial
4.875%, 6/13/25	15,000	14,392
3.700%, 8/4/26	50,000	45,149
Toyota Motor Credit Corp.
(SOFR + 0.75%), 6.070%, 12/11/23(k)	300,000	300,262
0.800%, 10/16/25	50,000	45,572
1.125%, 6/18/26	35,000	31,228
3.200%, 1/11/27(x)	100,000	93,425
4.625%, 1/12/28(x)	65,000	63,327
1.900%, 4/6/28	100,000	86,754
3.375%, 4/1/30	200,000	176,860

		6,841,260

Financial Services (0.3%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	35,000	33,370
Block Financial LLC
2.500%, 7/15/28	10,000	8,479
Corebridge Financial, Inc.
3.900%, 4/5/32	200,000	167,837
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 9.152%, 1/28/29(k)(m)	EUR 600,000	624,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount			Value (Note 1)
Fidelity National Information Services, Inc.
4.700%, 7/15/27		$50,000		$48,309
2.250%, 3/1/31		50,000		39,095
Fiserv, Inc.
3.500%, 7/1/29		245,000		218,738
Global Payments, Inc.
3.200%, 8/15/29		220,000		187,154
5.300%, 8/15/29		87,000		82,986
2.900%, 5/15/30		151,000		123,712
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK		2	—
Mastercard, Inc.
2.000%, 3/3/25		$50,000		47,741
2.950%, 11/21/26		50,000		46,745
2.000%, 11/18/31		100,000		78,418
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		100,000		96,458
1.000%, 6/15/26(x)		50,000		44,426
4.800%, 3/15/28		15,000		14,592
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000		92,362
3.900%, 6/1/27		20,000		19,094
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1		—
Shell International Finance BV
2.875%, 5/10/26		$50,000		47,164
2.500%, 9/12/26		50,000		46,271
2.375%, 11/7/29		50,000		42,527
Visa, Inc.
3.150%, 12/14/25		100,000		95,423
0.750%, 8/15/27		45,000		38,402
2.050%, 4/15/30		65,000		53,851
Voya Financial, Inc.
3.650%, 6/15/26		50,000		46,908

				2,344,897

Insurance (0.4%)
American International Group, Inc.
2.500%, 6/30/25		34,000		32,194
Aon Corp.
4.500%, 12/15/28		25,000		23,757
2.050%, 8/23/31		100,000		76,156
5.350%, 2/28/33		174,000		166,840
Assurant, Inc.
2.650%, 1/15/32		50,000		36,553
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000		45,748
1.450%, 10/15/30		40,000		31,160
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000		45,553
Brown & Brown, Inc.
4.200%, 3/17/32		35,000		30,302
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000		71,234
CNA Financial Corp.
2.050%, 8/15/30		20,000		15,569
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000		22,340
GA Global Funding Trust
1.250%, 12/8/23§		700,000		692,712
Globe Life, Inc.
2.150%, 8/15/30		50,000		38,720
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000		48,226
Jackson National Life Global Funding
(SOFR + 1.15%), 6.462%, 6/28/24(k)§		350,000		350,137
Kemper Corp.
2.400%, 9/30/30		25,000		18,643
Lincoln National Corp.
3.400%, 3/1/32		50,000		39,284
Loews Corp.
3.750%, 4/1/26		50,000		47,909
Markel Group, Inc.
3.500%, 11/1/27		25,000		22,927
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000		9,492
5.400%, 9/15/33		100,000		97,740
5.450%, 3/15/53		29,000		27,143
MassMutual Global Funding II
(SOFR + 0.98%), 6.347%, 7/10/26(k)§		400,000		400,298
MetLife, Inc.
4.550%, 3/23/30		200,000		190,148
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000		298,232
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000		8,977
Protective Life Global Funding
5.209%, 4/14/26§		300,000		293,477
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)		70,000		62,300
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)		200,000		171,994
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000		8,938
3.150%, 6/15/30		20,000		16,590
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000		43,979
Trinity Acquisition plc
4.400%, 3/15/26		50,000		47,997

				3,533,269

Total Financials				76,235,524

Health Care (1.3%)
Biotechnology (0.4%)
AbbVie, Inc.
2.600%, 11/21/24		50,000		48,220
3.600%, 5/14/25		175,000		169,209
4.550%, 3/15/35		34,000		30,950
4.500%, 5/14/35		270,000		244,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 11/21/49(x)	$114,000	$89,675
Amgen, Inc.
5.150%, 3/2/28	50,000	49,140
2.450%, 2/21/30(x)	200,000	165,626
5.250%, 3/2/30	436,000	425,895
5.250%, 3/2/33	195,000	186,163
4.400%, 2/22/62	172,000	126,859
5.750%, 3/2/63	335,000	309,902
Baxalta, Inc.
4.000%, 6/23/25	38,000	36,859
Gilead Sciences, Inc.
3.650%, 3/1/26	125,000	119,568
2.600%, 10/1/40	380,000	250,349
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	900,000	691,969

		2,944,636

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.950%, 3/15/25	100,000	96,523
3.750%, 11/30/26	28,000	26,878
Baxter International, Inc.
1.915%, 2/1/27	100,000	88,186
Becton Dickinson & Co.
3.700%, 6/6/27	33,000	30,954
4.693%, 2/13/28	40,000	38,755
2.823%, 5/20/30	35,000	29,418
Stryker Corp.
3.500%, 3/15/26	50,000	47,627
1.950%, 6/15/30	200,000	160,171

		518,512

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	48,507
3.410%, 6/15/27	75,000	69,282
Cencora, Inc.
3.450%, 12/15/27	50,000	46,192
Centene Corp.
4.625%, 12/15/29	300,000	269,388
Cigna Group (The)
4.375%, 10/15/28	340,000	321,886
CVS Health Corp.
3.875%, 7/20/25	80,000	77,249
1.300%, 8/21/27	65,000	55,324
4.300%, 3/25/28	55,000	51,909
5.000%, 1/30/29	20,000	19,339
3.250%, 8/15/29	200,000	175,079
Elevance Health, Inc.
3.650%, 12/1/27	200,000	185,286
3.600%, 3/15/51	159,000	108,790
HCA, Inc.
5.250%, 4/15/25	20,000	19,756
5.250%, 6/15/26	25,000	24,476
4.500%, 2/15/27	20,000	19,071
4.125%, 6/15/29	20,000	18,099
3.500%, 9/1/30	679,000	575,834
2.375%, 7/15/31	100,000	75,783
3.625%, 3/15/32	200,000	165,317
Humana, Inc.
3.850%, 10/1/24	50,000	48,972
1.350%, 2/3/27	25,000	21,806
3.700%, 3/23/29(x)	20,000	18,218
Laboratory Corp. of America Holdings
3.600%, 2/1/25	200,000	193,786
McKesson Corp.
1.300%, 8/15/26	40,000	35,532
5.100%, 7/15/33	150,000	143,394
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	28,425
UnitedHealth Group, Inc.
3.750%, 7/15/25	75,000	72,900
1.150%, 5/15/26(x)	100,000	89,916
3.450%, 1/15/27	50,000	47,186
2.950%, 10/15/27	100,000	91,356
5.250%, 2/15/28(x)	35,000	34,984
4.250%, 1/15/29	600,000	570,537
3.250%, 5/15/51	207,000	135,419
3.875%, 8/15/59	122,000	86,599

		3,945,597

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	56,125
Revvity, Inc.
3.300%, 9/15/29	15,000	12,982
2.250%, 9/15/31	35,000	26,612
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	75,000	71,515
4.800%, 11/21/27	20,000	19,738
1.750%, 10/15/28	35,000	29,568
5.086%, 8/10/33	224,000	216,681

		433,221

Pharmaceuticals (0.3%)
AstraZeneca plc
3.125%, 6/12/27	75,000	69,535
1.375%, 8/6/30	200,000	154,991
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	577,720
Bristol-Myers Squibb Co.
3.200%, 6/15/26	25,000	23,695
3.900%, 2/20/28	50,000	47,299
3.400%, 7/26/29	62,000	56,227
Eli Lilly and Co.
3.375%, 3/15/29	13,000	11,936
Johnson & Johnson
0.550%, 9/1/25	100,000	91,514
2.450%, 3/1/26	125,000	117,214
Merck & Co., Inc.
2.750%, 2/10/25	50,000	48,305
3.400%, 3/7/29	100,000	91,240
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	80,000	78,139
4.450%, 5/19/28	200,000	192,921
4.750%, 5/19/33	238,000	225,553
5.300%, 5/19/53	299,000	277,226
5.340%, 5/19/63	42,000	38,438
Pfizer, Inc.
2.750%, 6/3/26	50,000	46,855
3.600%, 9/15/28	25,000	23,404
Royalty Pharma plc
1.200%, 9/2/25	70,000	63,579
Sanofi
3.625%, 6/19/28	25,000	23,568
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	46,666
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	321,636
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	50,000	46,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Viatris, Inc.
2.700%, 6/22/30	$200,000	$156,006
Zoetis, Inc.
3.000%, 9/12/27	50,000	45,849
2.000%, 5/15/30	50,000	39,970

		2,916,313

Total Health Care		10,758,279

Industrials (1.5%)
Aerospace & Defense (0.8%)
BAE Systems plc
3.400%, 4/15/30§	498,000	433,537
Boeing Co. (The)
4.875%, 5/1/25	155,000	152,375
2.196%, 2/4/26	100,000	91,797
2.700%, 2/1/27(x)	475,000	429,601
5.040%, 5/1/27	100,000	97,474
3.450%, 11/1/28	425,000	382,564
5.150%, 5/1/30	100,000	95,616
5.930%, 5/1/60	438,000	390,352
General Dynamics Corp.
3.625%, 4/1/30	200,000	181,393
HEICO Corp.
5.250%, 8/1/28	300,000	293,633
Huntington Ingalls Industries, Inc.
3.483%, 12/1/27	192,000	174,662
2.043%, 8/16/28	992,000	829,293
L3Harris Technologies, Inc.
4.400%, 6/15/28	123,000	116,362
1.800%, 1/15/31	296,000	225,435
5.400%, 7/31/33	50,000	48,125
5.600%, 7/31/53	21,000	19,568
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	25,017
4.450%, 5/15/28	105,000	101,449
3.600%, 3/1/35	136,000	114,731
Northrop Grumman Corp.
2.930%, 1/15/25	100,000	96,428
4.700%, 3/15/33	107,000	99,788
4.030%, 10/15/47	142,000	108,676
4.950%, 3/15/53	266,000	231,955
RTX Corp.
3.125%, 5/4/27(x)	100,000	92,024
7.000%, 11/1/28	143,000	147,633
4.125%, 11/16/28	320,000	298,765
2.250%, 7/1/30	114,000	91,789
3.030%, 3/15/52	578,000	347,392
Spirit AeroSystems, Inc.
4.600%, 6/15/28(x)	500,000	388,465
Textron, Inc.
4.000%, 3/15/26	25,000	24,008
3.900%, 9/17/29	221,000	199,646
2.450%, 3/15/31	36,000	28,525

		6,358,078

Air Freight & Logistics (0.0%)†
FedEx Corp.
4.200%, 10/17/28	100,000	95,002
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	46,141

		141,143

Building Products (0.1%)
Carrier Global Corp.
2.242%, 2/15/25	35,000	33,233
2.722%, 2/15/30	250,000	208,574
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	43,337
Johnson Controls International plc
2.000%, 9/16/31	30,000	22,901
Masco Corp.
2.000%, 10/1/30	25,000	19,139
Owens Corning
3.950%, 8/15/29	100,000	90,886
3.875%, 6/1/30	278,000	245,202

		663,272

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	94,761
RELX Capital, Inc.
4.750%, 5/20/32	20,000	18,590
Republic Services, Inc.
3.375%, 11/15/27	15,000	13,837
Waste Management, Inc.
3.150%, 11/15/27	50,000	45,940
4.150%, 4/15/32	50,000	45,617
4.875%, 2/15/34	97,000	91,825

		310,570

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	10,000	9,458

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	21,856
Regal Rexnord Corp.
6.400%, 4/15/33§	125,000	120,102
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	72,275

		214,233

Ground Transportation (0.1%)
Burlington Northern Santa Fe LLC
3.300%, 9/15/51	39,000	26,122
2.875%, 6/15/52	211,000	129,186
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	16,122
CSX Corp.
3.350%, 9/15/49	101,000	67,408
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	32,768
3.800%, 8/1/28	25,000	23,274
2.300%, 5/15/31	25,000	20,036
2.900%, 8/25/51	317,000	187,103
Ryder System, Inc.
4.625%, 6/1/25	200,000	195,311
5.250%, 6/1/28	46,000	44,784
Union Pacific Corp.
3.250%, 8/15/25	100,000	96,023
4.750%, 2/21/26	65,000	64,165
2.375%, 5/20/31	10,000	8,112
3.839%, 3/20/60	145,000	101,109
2.973%, 9/16/62	122,000	69,333

		1,080,856

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27(x)	75,000	67,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Honeywell International, Inc.
1.350%, 6/1/25	$15,000	$14,036

		81,848

Machinery (0.3%)
CNH Industrial Capital LLC
4.200%, 1/15/24	944,000	939,757
3.950%, 5/23/25	329,000	318,967
1.875%, 1/15/26	25,000	22,911
Cummins, Inc.
0.750%, 9/1/25	10,000	9,131
Dover Corp.
3.150%, 11/15/25	50,000	47,360
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	46,456
Ingersoll Rand, Inc.
5.700%, 8/14/33(x)	250,000	241,834
Otis Worldwide Corp.
5.250%, 8/16/28	108,000	106,497
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	92,985
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	569,625

		2,395,523

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	75,000	74,123
5.125%, 6/15/27(x)	50,000	48,620

		122,743

Professional Services (0.0%)†
Automatic Data Processing, Inc.
1.700%, 5/15/28	20,000	17,245
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	79,477
Equifax, Inc.
5.100%, 6/1/28	100,000	96,558
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	28,329
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	23,263

		244,872

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	100,000	94,303
5.300%, 2/1/28	100,000	96,487
3.000%, 2/1/30	50,000	41,129
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	618,121
GATX Corp.
3.250%, 9/15/26	50,000	46,269

		896,309

Total Industrials		12,518,905

Information Technology (1.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26	50,000	46,394
Juniper Networks, Inc.
2.000%, 12/10/30	45,000	33,780
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	47,787
2.750%, 5/24/31	258,000	204,421
5.600%, 6/1/32	86,000	82,081
5.500%, 9/1/44	109,000	94,954

		509,417

Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	45,566
Amphenol Corp.
2.200%, 9/15/31	60,000	46,958
CDW LLC
2.670%, 12/1/26	70,000	63,088
Jabil, Inc.
3.950%, 1/12/28	100,000	92,591
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	72,331
Tyco Electronics Group SA
4.500%, 2/13/26	30,000	29,304

		349,838

IT Services (0.1%)
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	100,000	97,442
DXC Technology Co.
1.800%, 9/15/26	50,000	43,930
International Business
Machines Corp.
3.450%, 2/19/26	100,000	95,273
3.500%, 5/15/29	200,000	180,915

		417,560

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.
3.450%, 6/15/27	25,000	23,380
Applied Materials, Inc.
1.750%, 6/1/30	30,000	23,965
Broadcom Corp.
3.875%, 1/15/27	100,000	94,028
Broadcom, Inc.
3.150%, 11/15/25	40,000	37,774
3.459%, 9/15/26	26,000	24,385
4.110%, 9/15/28	106,000	97,765
4.750%, 4/15/29	100,000	94,437
2.450%, 2/15/31§	300,000	234,123
4.150%, 4/15/32§	154,000	133,514
3.469%, 4/15/34§	877,000	689,728
3.137%, 11/15/35§	166,000	120,782
3.187%, 11/15/36§	500,000	357,648
4.926%, 5/15/37§	513,000	442,024
Intel Corp.
3.700%, 7/29/25	100,000	96,752
3.750%, 8/5/27	100,000	94,230
2.450%, 11/15/29(x)	20,000	16,975
5.125%, 2/10/30	400,000	392,486
4.150%, 8/5/32	100,000	90,912
5.200%, 2/10/33	200,000	193,098
KLA Corp.
4.650%, 11/1/24	50,000	49,474
3.300%, 3/1/50	140,000	93,576
5.250%, 7/15/62	22,000	19,562
Lam Research Corp.
3.750%, 3/15/26	50,000	48,075
4.000%, 3/15/29	30,000	28,250
Micron Technology, Inc.
4.185%, 2/15/27	25,000	23,470
5.375%, 4/15/28	100,000	96,650
NVIDIA Corp.
2.000%, 6/15/31	50,000	39,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
NXP BV
3.875%, 6/18/26	$800,000	$760,576
4.400%, 6/1/27	40,000	37,942
4.300%, 6/18/29	100,000	91,468
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	69,923
2.150%, 5/20/30	100,000	82,732
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	14,142
2.250%, 9/4/29(x)	30,000	25,562
4.900%, 3/14/33	50,000	48,280

		4,787,670

Software (0.4%)
Adobe, Inc.
1.900%, 2/1/25	30,000	28,606
Intuit, Inc.
5.500%, 9/15/53	20,000	19,104
Microsoft Corp.
2.700%, 2/12/25	75,000	72,383
2.400%, 8/8/26(x)	100,000	92,877
3.300%, 2/6/27	100,000	94,869
Open Text Corp.
6.900%, 12/1/27§	700,000	701,701
Oracle Corp.
2.950%, 11/15/24	75,000	72,611
2.950%, 5/15/25	100,000	95,572
1.650%, 3/25/26	25,000	22,638
2.650%, 7/15/26	45,000	41,508
2.300%, 3/25/28	70,000	60,649
4.500%, 5/6/28	35,000	33,342
6.150%, 11/9/29	300,000	305,020
2.875%, 3/25/31	250,000	204,371
4.500%, 7/8/44	481,000	371,306
4.000%, 7/15/46	382,000	269,570
3.600%, 4/1/50	142,000	91,907
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	28,403
1.750%, 2/15/31	200,000	151,192
Salesforce, Inc.
1.500%, 7/15/28	35,000	29,772
1.950%, 7/15/31	40,000	31,611
VMware, Inc.
1.400%, 8/15/26	20,000	17,642
3.900%, 8/21/27	100,000	93,097
1.800%, 8/15/28	25,000	20,760

		2,950,511

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
1.125%, 5/11/25	100,000	93,513
0.700%, 2/8/26	100,000	90,055
3.250%, 2/23/26(x)	110,000	105,119
3.350%, 2/9/27	50,000	47,284
2.900%, 9/12/27(x)	150,000	138,378
1.650%, 5/11/30	90,000	72,951
1.650%, 2/8/31	100,000	79,294
4.300%, 5/10/33(x)	200,000	188,805
Dell International LLC
5.850%, 7/15/25	500,000	499,230
6.020%, 6/15/26	140,000	140,475
5.250%, 2/1/28	135,000	132,855
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	50,000	49,067
5.250%, 7/1/28	134,000	130,726
HP, Inc.
2.200%, 6/17/25(x)	100,000	93,974
1.450%, 6/17/26	50,000	44,729
Western Digital Corp.
2.850%, 2/1/29	30,000	23,981

		1,930,436

Total Information Technology		10,945,432

Materials (0.3%)
Chemicals (0.1%)
Air Products and Chemicals, Inc.
4.800%, 3/3/33	50,000	47,881
Ecolab, Inc.
1.650%, 2/1/27	100,000	88,562
Linde, Inc.
4.700%, 12/5/25	50,000	49,413
LYB International Finance III LLC
5.625%, 5/15/33	200,000	192,321
Nutrien Ltd.
5.950%, 11/7/25	20,000	20,047
PPG Industries, Inc.
2.800%, 8/15/29	100,000	86,185
RPM International, Inc.
4.550%, 3/1/29	25,000	23,058
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	69,833
Westlake Corp.
3.375%, 6/15/30	30,000	25,469

		602,769

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31	25,000	19,547
Series CB
2.500%, 3/15/30	35,000	28,660

		48,207

Containers & Packaging (0.0%)†
Amcor Finance USA, Inc.
5.625%, 5/26/33(x)	15,000	14,391
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	27,802
Avery Dennison Corp.
5.750%, 3/15/33	50,000	48,689
Packaging Corp. of America
3.400%, 12/15/27	35,000	32,085
WRKCo., Inc.
4.000%, 3/15/28	50,000	46,283

		169,250

Metals & Mining (0.2%)
Anglo American Capital plc
2.875%, 3/17/31§	400,000	317,368
5.500%, 5/2/33§	233,000	217,564
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	179,988
Glencore Funding LLC
6.375%, 10/6/30§	139,000	138,260
5.700%, 5/8/33§	152,000	144,144
Kinross Gold Corp.
6.250%, 7/15/33§	100,000	96,139
Nucor Corp.
4.300%, 5/23/27	50,000	47,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Reliance Steel & Aluminum Co.
2.150%, 8/15/30	$600,000	$470,394
Steel Dynamics, Inc.
2.400%, 6/15/25	15,000	14,080
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	84,982
6.125%, 6/12/33	100,000	96,490

		1,807,286

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31	100,000	82,375
Suzano International Finance BV
5.500%, 1/17/27	25,000	24,500

		106,875

Total Materials		2,734,387

Real Estate (1.2%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	48,818
GLP Capital LP (REIT)
5.250%, 6/1/25	410,000	401,365
5.375%, 4/15/26	15,000	14,499
5.750%, 6/1/28	10,000	9,463
Simon Property Group LP (REIT)
3.300%, 1/15/26	75,000	71,148
1.375%, 1/15/27	100,000	87,303
3.375%, 6/15/27	75,000	69,195
STORE Capital Corp. (REIT)
2.700%, 12/1/31	50,000	34,102
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	44,104

		779,997

Health Care REITs (0.2%)
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	65,000	54,541
5.250%, 12/15/32	10,000	9,297
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	500,000	485,891
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	20,627
Welltower OP LLC (REIT)
4.000%, 6/1/25	100,000	96,599
2.050%, 1/15/29	30,000	24,804
2.750%, 1/15/31	600,000	482,593

		1,174,352

Industrial REITs (0.0%)†
Prologis LP (REIT)
3.250%, 6/30/26(x)	30,000	28,281
2.250%, 1/15/32	50,000	38,737
4.625%, 1/15/33	100,000	92,468

		159,486

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	25,000	24,060
3.800%, 4/15/26	50,000	47,743
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	95,791
2.750%, 10/1/26	50,000	44,797
2.550%, 4/1/32	100,000	71,974
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	248,190
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	600,000	538,711
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	24,077
4.375%, 10/1/25	500,000	479,828
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	17,495

		1,592,666

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	28,894
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	42,144
3.300%, 6/1/29	15,000	13,256
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,331
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	22,617
2.550%, 6/15/31	700,000	541,414
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	12,547
5.500%, 8/15/33	200,000	186,553
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	46,094
Spirit Realty LP (REIT)
2.100%, 3/15/28	50,000	42,039
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	47,142
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	90,202

		1,082,233

Retail REITs (0.1%)
Agree LP (REIT)
2.000%, 6/15/28	15,000	12,392
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	96,190
3.900%, 3/15/27	500,000	459,453
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	42,003
Realty Income Corp. (REIT)
4.625%, 11/1/25	300,000	293,088
4.875%, 6/1/26	10,000	9,811
4.850%, 3/15/30(x)	30,000	28,254
5.625%, 10/13/32	100,000	96,450
4.900%, 7/15/33	100,000	91,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Regency Centers LP (REIT)
2.950%, 9/15/29(x)	$25,000	$21,238

		1,150,250

Specialized REITs (0.5%)
American Tower Corp. (REIT)
2.400%, 3/15/25	700,000	663,213
5.250%, 7/15/28	400,000	386,728
2.300%, 9/15/31	20,000	15,141
5.650%, 3/15/33	200,000	192,227
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	10,000	9,206
3.700%, 6/15/26	500,000	472,653
2.900%, 3/15/27	30,000	27,188
3.650%, 9/1/27	50,000	45,835
5.000%, 1/11/28	55,000	53,101
2.500%, 7/15/31	100,000	77,955
EPR Properties (REIT)
4.500%, 4/1/25	500,000	481,488
3.600%, 11/15/31	700,000	518,996
Equinix, Inc. (REIT)
1.000%, 9/15/25	100,000	89,750
1.800%, 7/15/27	20,000	17,184
3.200%, 11/18/29	25,000	21,397
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	22,902
5.500%, 7/1/30	100,000	96,540
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	25,000	22,436
3.094%, 9/15/27	200,000	184,229
5.125%, 1/15/29	100,000	98,411
3.385%, 5/1/29	15,000	13,511
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	100,000	97,646

		3,607,737

Total Real Estate		9,546,721

Utilities (2.5%)
Electric Utilities (1.9%)
AEP Texas, Inc.
3.950%, 6/1/28	122,000	112,907
5.400%, 6/1/33	104,000	98,783
3.450%, 5/15/51	174,000	110,482
AEP Transmission Co. LLC
3.800%, 6/15/49	194,000	141,492
3.150%, 9/15/49	183,000	117,844
Alabama Power Co.
3.450%, 10/1/49	94,000	63,032
Series 20-A
1.450%, 9/15/30	50,000	38,153
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	22,776
2.300%, 3/1/30	25,000	20,091
American Transmission Systems, Inc.
2.650%, 1/15/32(x)§	122,000	96,452
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	562,969
Avangrid, Inc.
3.150%, 12/1/24	25,000	24,158
Baltimore Gas & Electric Co.
3.750%, 8/15/47	202,000	144,756
2.900%, 6/15/50	108,000	64,023
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48	73,000	55,652
Series AE
2.350%, 4/1/31	157,000	126,376
Commonwealth Edison Co.
Series 127
3.200%, 11/15/49	53,000	33,861
Series 131
2.750%, 9/1/51	152,000	87,164
Connecticut Light & Power Co. (The)
4.900%, 7/1/33	88,000	83,422
DTE Electric Co.
3.950%, 3/1/49	204,000	151,348
Series A
1.900%, 4/1/28(x)	65,000	56,241
Duke Energy Carolinas LLC
2.450%, 8/15/29	25,000	21,148
2.550%, 4/15/31	50,000	40,841
3.450%, 4/15/51	115,000	77,017
5.350%, 1/15/53	122,000	111,612
Duke Energy Corp.
2.650%, 9/1/26	75,000	68,986
3.400%, 6/15/29	30,000	26,607
2.550%, 6/15/31	25,000	19,853
Duke Energy Florida LLC
2.500%, 12/1/29	138,000	116,904
1.750%, 6/15/30	70,000	54,915
3.000%, 12/15/51	327,000	197,816
Duke Energy Progress LLC
3.250%, 8/15/25	50,000	48,159
3.450%, 3/15/29(x)	292,000	263,954
5.350%, 3/15/53	171,000	155,980
Edison International
3.550%, 11/15/24	100,000	97,287
4.125%, 3/15/28	118,000	108,497
5.250%, 11/15/28	138,000	132,692
6.950%, 11/15/29	732,000	755,152
Emera US Finance LP
3.550%, 6/15/26	50,000	46,962
Enel Finance International NV
2.250%, 7/12/31§	600,000	452,424
5.000%, 6/15/32§	600,000	541,360
Entergy Corp.
0.900%, 9/15/25	95,000	86,133
Eversource Energy
5.450%, 3/1/28	97,000	95,971
Series M
3.300%, 1/15/28	150,000	135,979
Exelon Corp.
3.950%, 6/15/25	75,000	72,514
4.050%, 4/15/30	200,000	179,605
FirstEnergy Corp.
2.050%, 3/1/25	22,000	20,515
Series B
4.150%, 7/15/27(e)(k)	143,000	132,565
2.250%, 9/1/30	131,000	101,460
Series C
3.400%, 3/1/50	132,000	82,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
FirstEnergy Transmission LLC
4.550%, 4/1/49§	$186,000	$143,639
Florida Power & Light Co.
5.050%, 4/1/28	300,000	295,853
4.800%, 5/15/33	100,000	94,548
3.150%, 10/1/49	131,000	84,867
Fortis, Inc.
3.055%, 10/4/26	75,000	68,725
Georgia Power Co.
4.700%, 5/15/32	50,000	46,311
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	23,285
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	524,571
ITC Holdings Corp.
3.350%, 11/15/27	25,000	22,901
Metropolitan Edison Co.
5.200%, 4/1/28§	200,000	193,458
MidAmerican Energy Co.
3.650%, 4/15/29	100,000	91,263
2.700%, 8/1/52	193,000	108,109
NextEra Energy Capital Holdings, Inc.
6.051%, 3/1/25	20,000	20,035
5.749%, 9/1/25	127,000	126,486
3.550%, 5/1/27	25,000	23,240
4.625%, 7/15/27	100,000	96,241
2.750%, 11/1/29	600,000	508,217
Northern States Power Co.
2.600%, 6/1/51	159,000	90,372
3.200%, 4/1/52	89,000	56,855
Ohio Power Co.
5.000%, 6/1/33	162,000	151,827
Series P
2.600%, 4/1/30	95,000	78,656
Series R
2.900%, 10/1/51	156,000	91,557
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	172,834
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	35,000	31,692
3.700%, 11/15/28	25,000	23,127
3.100%, 9/15/49	102,000	64,414
Pacific Gas and Electric Co.
3.450%, 7/1/25	200,000	189,713
3.150%, 1/1/26	150,000	139,398
2.950%, 3/1/26	500,000	459,919
3.250%, 6/1/31(x)	900,000	713,164
6.400%, 6/15/33	400,000	386,427
3.950%, 12/1/47(k)	201,000	128,201
3.500%, 8/1/50	363,000	215,559
PECO Energy Co.
3.050%, 3/15/51	178,000	109,646
Pennsylvania Electric Co.
3.250%, 3/15/28§	500,000	448,717
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	46,880
Public Service Co. of New Hampshire
5.150%, 1/15/53	69,000	61,838
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	48,586
3.200%, 5/15/29	100,000	88,993
3.600%, 12/1/47	113,000	80,461
2.050%, 8/1/50	107,000	54,694
Southern California Edison Co.
5.300%, 3/1/28	600,000	588,424
5.650%, 10/1/28	20,000	19,910
2.850%, 8/1/29(x)	40,000	34,405
2.250%, 6/1/30	348,000	279,371
5.950%, 11/1/32	147,000	146,981
Series G
2.500%, 6/1/31	150,000	119,571
Southern Co. (The)
3.250%, 7/1/26	100,000	93,780
5.113%, 8/1/27(e)	100,000	97,993
Series A
3.700%, 4/30/30	600,000	530,430
Southwestern Electric Power Co.
Series N
1.650%, 3/15/26	100,000	90,521
Union Electric Co.
2.950%, 3/15/30	250,000	213,819
5.450%, 3/15/53	29,000	26,890
Virginia Electric and Power Co.
2.300%, 11/15/31	100,000	78,042
4.450%, 2/15/44	77,000	61,158
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	68,830
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	93,150
5.450%, 8/15/33	250,000	238,471

		15,644,705

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32	30,000	29,706
4.125%, 3/15/49	38,000	29,427
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	96,000	94,727
National Fuel Gas Co.
3.950%, 9/15/27	50,000	45,710
2.950%, 3/1/31	800,000	614,340
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31	61,000	47,979
Promigas SA ESP
3.750%, 10/16/29§	200,000	164,500
Southern California Gas Co.
2.950%, 4/15/27(x)	700,000	640,971
Series XX
2.550%, 2/1/30	200,000	165,980

		1,833,340

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28	100,000	96,450
Constellation Energy Generation LLC
5.600%, 3/1/28(x)	330,000	327,787

		424,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Multi-Utilities (0.2%)
Ameren Illinois Co.
3.250%, 3/15/50		$47,000	$30,994
2.900%, 6/15/51		150,000	90,556
CenterPoint Energy, Inc.
1.450%, 6/1/26		30,000	26,804
Consolidated Edison Co. of New York, Inc.
6.150%, 11/15/52		19,000	19,204
Series B
3.125%, 11/15/27		25,000	23,010
Consumers Energy Co.
4.650%, 3/1/28		50,000	48,803
4.625%, 5/15/33		103,000	96,005
3.750%, 2/15/50		161,000	116,896
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)		50,000	48,875
Series A
1.450%, 4/15/26		40,000	35,955
Series C
2.250%, 8/15/31		45,000	34,758
DTE Energy Co.
Series C
2.529%, 10/1/24(e)		20,000	19,295
Series F
1.050%, 6/1/25		35,000	32,234
National Grid plc
5.602%, 6/12/28(x)		300,000	295,518
NiSource, Inc.
0.950%, 8/15/25		60,000	54,697
5.250%, 3/30/28		175,000	171,181
San Diego Gas & Electric Co.
5.350%, 4/1/53		173,000	157,679
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	423,780
2.200%, 12/15/28		100,000	84,745

			1,810,989

Water Utilities (0.1%)
American Water Capital Corp.
2.300%, 6/1/31		100,000	79,509
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	164,045

			243,554

Total Utilities			19,956,825

Total Corporate Bonds			182,789,270

Foreign Government Securities (1.0%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	294,989
Canada Government Bond
1.625%, 1/22/25		$100,000	95,386
2.875%, 4/28/25(x)		90,000	86,706
Export Development Canada
3.875%, 2/14/28		150,000	144,566
Export-Import Bank of Korea
0.625%, 2/9/26		200,000	178,532
Italian Republic Government Bond
2.375%, 10/17/24		200,000	192,556
Japan Bank for International Cooperation
0.625%, 7/15/25		200,000	183,757
2.375%, 4/20/26		200,000	185,782
2.250%, 11/4/26		50,000	45,578
3.500%, 10/31/28		200,000	185,783
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	548,952
Mex Bonos Desarr Fix Rt
7.500%, 6/3/27	MXN	1,500,000	78,753
Series M 20
8.500%, 5/31/29		1,265,000	68,001
Series M 30
8.500%, 11/18/38		3,300,000	167,790
Mexican Udibonos
4.000%, 11/30/28		315,005	16,964
2.750%, 11/27/31		2,992,551	144,175
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	110,963
5.100%, 6/18/50		77,594	68,752
Province of Alberta
1.300%, 7/22/30		250,000	195,851
Province of British Columbia
0.900%, 7/20/26(x)		250,000	222,909
4.200%, 7/6/33		150,000	140,382
Province of Ontario
3.100%, 5/19/27		250,000	234,456
1.800%, 10/14/31		100,000	79,512
Province of Quebec
1.500%, 2/11/25		300,000	284,351
2.500%, 4/20/26		50,000	46,920
2.750%, 4/12/27		50,000	46,475
3.625%, 4/13/28		100,000	94,823
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 96.638%, 4/12/25(k)(m)(r)	ARS	310,000	460
Republic of Chile
3.125%, 1/21/26		$100,000	95,065
Republic of Indonesia
2.850%, 2/14/30		200,000	169,968
3.050%, 3/12/51		200,000	129,146
Republic of Korea
1.750%, 10/15/31		200,000	157,890
Republic of Panama
3.298%, 1/19/33(x)		200,000	156,018
4.500%, 4/1/56		200,000	131,400
Republic of Peru
4.125%, 8/25/27		75,000	71,391
2.783%, 1/23/31		70,000	57,503
3.550%, 3/10/51(x)		117,000	77,071
Republic of Philippines
2.457%, 5/5/30		200,000	165,282
3.200%, 7/6/46		200,000	131,340
Republic of Poland
5.500%, 11/16/27		25,000	25,001
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	574,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Romania Government Bond
2.125%, 3/7/28(m)	EUR	23,000	$21,068
2.000%, 4/14/33(m)		800,000	579,483
Russian Federation
6.100%, 7/18/35	RUB	6,631,000	16,835
State of Israel Government Bond
2.875%, 3/16/26		$200,000	187,418
State of Qatar
5.103%, 4/23/48§		500,000	451,385
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	182,731
Titulos de Tesoreria
7.500%, 8/26/26	COP	435,000,000	97,953
5.750%, 11/3/27		272,000,000	55,436
United Mexican States
3.750%, 1/11/28		$200,000	185,278
3.250%, 4/16/30		200,000	169,950
4.500%, 1/31/50		400,000	288,372
6.338%, 5/4/53		200,000	181,600

Total Foreign Government Securities			8,502,895

Mortgage-Backed Securities (27.1%)
FHLMC
3.000%, 9/1/27		5,385	5,133
4.170%, 4/1/28		300,000	285,761
4.380%, 5/1/28		800,000	765,092
3.000%, 7/1/28		3,178	3,022
2.500%, 1/1/29		10,262	9,647
3.000%, 1/1/30		9,839	9,306
2.500%, 3/1/30		9,342	8,647
2.500%, 5/1/30		24,347	22,529
3.000%, 5/1/30		19,353	18,306
3.000%, 6/1/30		36,536	34,529
2.500%, 7/1/30		8,829	8,165
3.000%, 7/1/30		19,741	18,656
2.500%, 8/1/30		28,098	25,949
3.000%, 8/1/30		6,231	5,877
2.500%, 9/1/30		36,301	33,496
2.500%, 4/1/31		34,782	32,027
3.500%, 4/1/31		820	773
4.375%, 11/1/31(l)		604	609
4.090%, 9/1/32		1,981,732	1,806,303
3.000%, 10/1/32		2,595	2,396
3.000%, 11/1/32		3,746	3,459
3.000%, 12/1/32		2,559	2,361
5.500%, 2/1/35		4,100	4,106
4.500%, 2/1/39		8,661	8,327
4.500%, 12/1/39		3,658	3,512
4.000%, 8/1/40		3,725	3,453
4.000%, 9/1/40		9,180	8,531
4.000%, 4/1/41		190	176
4.500%, 5/1/41		17,445	16,736
5.500%, 6/1/41		15,955	16,043
5.000%, 11/1/41		35,219	34,711
3.500%, 4/1/42		32,685	29,240
3.500%, 8/1/42		25,573	22,840
3.500%, 10/1/42		1,684	1,513
3.000%, 3/1/43		21,963	19,192
3.500%, 6/1/43		14,168	12,601
3.500%, 7/1/43		5,182	4,614
4.500%, 9/1/43		28,703	27,060
4.500%, 11/1/43		4,911	4,630
4.500%, 12/1/43		22,197	20,934
3.500%, 1/1/44		8,675	7,701
4.000%, 4/1/44		16,878	15,457
3.500%, 6/1/44		5,792	5,174
4.000%, 7/1/44		4,087	3,782
3.000%, 1/1/45		1,059,163	901,882
3.000%, 7/1/45		569,641	484,340
3.500%, 9/1/45		2,995	2,659
4.000%, 9/1/45		23,099	21,189
4.000%, 12/1/45		8,517	7,807
3.000%, 12/1/46		134,796	114,852
3.500%, 3/1/47		33,431	29,552
4.500%, 4/1/47		52,055	49,028
4.500%, 5/1/47		19,849	18,670
4.500%, 7/1/47		68,670	64,566
3.500%, 10/1/47		42,187	37,452
3.500%, 12/1/47		37,423	33,223
3.500%, 1/1/48		12,958	11,457
4.500%, 7/1/48		169,463	159,344
4.500%, 8/1/48		292,101	274,333
5.000%, 11/1/48		7,771	7,484
4.500%, 4/1/49		31,353	29,382
3.000%, 4/1/50		1,180,708	965,961
FHLMC UMBS
3.500%, 1/1/34		38,158	35,413
3.500%, 5/1/35		141,097	131,828
2.000%, 9/1/35		60,079	52,008
2.000%, 1/1/36		129,257	111,851
2.000%, 2/1/36		101,740	87,848
2.000%, 3/1/36		23,549	20,333
1.500%, 4/1/36		264,898	223,495
1.500%, 5/1/36		51,474	43,349
2.000%, 5/1/36		143,563	124,185
2.000%, 3/1/37		335,191	289,039
2.000%, 4/1/37		44,265	38,221
3.000%, 9/1/37		4,733	4,215
3.000%, 6/1/38		92,362	83,125
2.500%, 3/1/41		2,165,053	1,804,323
2.000%, 3/1/42		63,117	50,377
4.000%, 1/1/45		262,797	243,204
4.000%, 9/1/45		273,146	252,085
3.500%, 3/1/46		111,443	99,208
3.500%, 9/1/46		36,564	32,162
4.000%, 1/1/47		29,393	26,743
4.000%, 7/1/47		54,053	49,078
3.500%, 1/1/48		23,625	20,656
4.000%, 4/1/48		191,585	175,365
4.000%, 6/1/48		5,315	4,835
4.000%, 8/1/48		48,756	44,497
4.500%, 1/1/49		49,319	46,002
4.000%, 5/1/49		5,598	5,077
4.000%, 7/1/49		21,176	19,174
3.500%, 1/1/50		26,516	23,169
4.000%, 3/1/50		82,339	74,427
3.500%, 6/1/50		71,362	62,265
4.000%, 6/1/50		118,098	106,872
2.500%, 7/1/50		43,711	35,240
3.000%, 7/1/50		18,051	15,252
4.000%, 7/1/50		91,908	83,104
1.500%, 8/1/50		76,655	55,583
2.000%, 8/1/50		24,401	18,827
2.500%, 8/1/50		3,978,156	3,207,179
3.000%, 8/1/50		1,089,455	917,047
3.000%, 9/1/50		326,497	276,450
1.500%, 10/1/50		190,657	138,247
2.000%, 11/1/50		45,928	35,495
2.500%, 2/1/51		338,867	274,041
2.000%, 3/1/51		469,623	358,831
2.000%, 4/1/51		173,205	133,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 5/1/51	$82,742	$63,894
2.500%, 5/1/51	976,441	787,439
3.000%, 6/1/51	1,616,461	1,347,211
2.000%, 7/1/51	318,598	246,721
3.000%, 7/1/51	104,224	87,613
2.000%, 9/1/51	111,318	85,595
2.000%, 10/1/51	351,340	268,123
3.000%, 10/1/51	104,546	87,426
2.500%, 11/1/51	853,741	687,249
2.000%, 12/1/51	558,111	427,327
2.500%, 12/1/51	417,433	335,424
2.000%, 1/1/52	1,223,608	943,917
2.500%, 1/1/52	2,691,163	2,159,546
2.000%, 2/1/52	31,964	24,353
3.000%, 2/1/52	76,963	64,745
3.000%, 3/1/52	1,314,034	1,100,908
2.500%, 4/1/52	236,923	190,229
3.500%, 4/1/52	383,815	330,386
3.500%, 6/1/52	938,619	808,253
4.000%, 6/1/52	178,792	161,773
4.500%, 7/1/52	96,951	89,233
3.000%, 8/1/52	94,294	78,853
4.000%, 8/1/52	757,192	676,027
4.500%, 8/1/52	26,488	24,364
4.000%, 10/1/52	198,109	176,811
6.000%, 10/1/52	35,843	35,455
4.000%, 11/1/52	1,909,308	1,704,644
5.000%, 11/1/52	46,339	43,858
5.000%, 12/1/52	205,537	194,531
5.000%, 1/1/53	59,850	56,571
5.500%, 1/1/53	96,476	93,358
6.000%, 1/1/53	90,173	89,142
5.000%, 2/1/53	26,793	25,358
6.000%, 2/1/53	48,254	47,703
5.500%, 3/1/53	135,675	131,384
6.000%, 3/1/53	30,938	30,574
6.000%, 4/1/53	53,951	53,343
5.000%, 5/1/53	488,438	461,216
5.500%, 5/1/53	289,080	279,937
6.000%, 5/1/53	178,915	176,982
5.000%, 6/1/53	2,920,714	2,757,931
6.000%, 6/1/53	105,199	104,063
5.500%, 8/1/53	23,847	23,070
FNMA
4.853%, 1/1/28(l)	1,398	1,390
2.740%, 7/1/29	4,000,000	3,510,793
2.630%, 4/1/32	2,519,000	2,030,487
3.300%, 7/1/32	4,934,970	4,242,183
4.002%, 3/1/33(l)	3,853	3,760
2.080%, 10/1/33	2,500,000	1,835,908
4.812%, 1/1/36(l)	17,256	17,420
3.440%, 1/1/37	2,021,587	1,713,407
6.000%, 7/1/39	6,812	6,872
5.402%, 12/1/40(l)	771	769
4.000%, 1/1/41	4,256	3,960
5.724%, 5/1/44(l)	599,777	609,976
3.500%, 12/1/44	264,755	229,576
3.500%, 2/1/45	446,759	387,395
3.000%, 4/1/45	309,199	257,987
3.000%, 5/1/45	589,897	492,192
FNMA UMBS
2.500%, 9/1/27	7,322	6,928
2.500%, 4/1/28	2,407	2,265
2.500%, 8/1/28	7,285	6,827
3.500%, 3/1/29	7,967	7,660
3.000%, 4/1/29	12,797	12,140
3.000%, 5/1/29	15,099	14,317
3.000%, 6/1/29	14,443	13,695
3.000%, 9/1/29	13,085	12,396
3.000%, 10/1/29	8,864	8,389
3.000%, 1/1/30	67,549	63,896
2.500%, 2/1/30	3,513	3,275
3.000%, 3/1/30	14,643	13,838
2.500%, 4/1/30	7,303	6,760
3.000%, 4/1/30	11,996	11,332
2.500%, 5/1/30	3,879	3,591
3.000%, 5/1/30	6,338	5,986
2.500%, 7/1/30	13,731	12,673
3.000%, 7/1/30	27,162	25,610
2.500%, 8/1/30	40,422	37,380
3.000%, 8/1/30	61,495	57,978
3.500%, 8/1/30	9,572	9,040
2.500%, 9/1/30	21,948	20,207
3.000%, 9/1/30	28,291	26,667
2.500%, 11/1/30	42,608	39,216
2.500%, 3/1/31	4,076	3,836
3.000%, 3/1/31	3,888	3,656
2.500%, 6/1/31	13,647	12,502
2.500%, 7/1/31	9,483	8,675
2.500%, 8/1/31	1,154	1,057
3.000%, 8/1/31	66,153	62,236
4.000%, 8/1/31	3,138	3,004
3.000%, 9/1/31	9,943	9,355
2.000%, 10/1/31	3,802	3,450
2.500%, 10/1/31	74,992	68,537
2.000%, 11/1/31	50,258	45,589
2.500%, 11/1/31	32,936	30,100
2.000%, 12/1/31	5,265	4,770
2.500%, 2/1/32	2,233	2,038
2.000%, 3/1/32	36,139	32,721
2.500%, 3/1/32	9,342	8,473
3.500%, 4/1/32	98,338	92,472
3.500%, 5/1/32	69,738	65,622
3.000%, 6/1/32	19,174	17,742
2.500%, 8/1/32	53,319	48,224
3.000%, 9/1/32	16,549	15,569
2.500%, 2/1/33	90,006	82,873
4.000%, 10/1/33	18,127	17,304
6.000%, 2/1/34	11,267	11,406
5.500%, 5/1/34	49,981	49,956
6.000%, 8/1/34	6,046	6,127
3.000%, 9/1/34	803,132	725,325
3.500%, 12/1/34	599,790	550,082
5.000%, 2/1/35	55,134	54,304
5.500%, 2/1/35	34,341	34,336
6.000%, 4/1/35	99,114	100,290
3.000%, 8/1/35	61,862	56,334
5.000%, 9/1/35	3,293	3,248
2.500%, 10/1/35	121,738	108,451
2.500%, 12/1/35	404,481	357,763
3.000%, 12/1/35	53,834	48,970
5.500%, 12/1/35	16,934	16,942
4.000%, 1/1/36	24,598	23,040
2.000%, 2/1/36	28,160	24,315
1.500%, 3/1/36	29,290	24,666
2.000%, 3/1/36	58,027	50,104
2.000%, 4/1/36	50,276	43,490
1.500%, 5/1/36	46,788	39,402
2.000%, 5/1/36	332,652	287,751
3.000%, 5/1/36	29,608	26,936
1.500%, 6/1/36	167,748	141,267
2.000%, 7/1/36	56,117	48,455
3.000%, 10/1/36	1,948	1,752
2.000%, 11/1/36	25,057	21,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 11/1/36	$22,218	$19,982
1.500%, 12/1/36	105,775	88,846
3.000%, 12/1/36	35,611	31,938
2.000%, 1/1/37	24,658	21,245
1.500%, 2/1/37	48,776	41,000
2.000%, 2/1/37	168,855	145,483
2.000%, 3/1/37	113,170	97,718
2.000%, 4/1/37	75,414	64,975
6.000%, 2/1/38	3,608	3,682
6.000%, 3/1/38	1,763	1,798
6.000%, 5/1/38	4,908	5,007
6.000%, 10/1/38	1,395	1,421
6.000%, 12/1/38	2,348	2,395
5.500%, 1/1/39	9,089	9,131
4.500%, 7/1/39	124,473	119,330
5.500%, 9/1/39	16,764	16,839
5.500%, 12/1/39	13,623	13,689
5.500%, 3/1/40	1,421	1,426
6.500%, 5/1/40	40,065	41,538
4.500%, 7/1/40	10,863	10,412
4.000%, 9/1/40	16,363	15,205
2.000%, 12/1/40	86,832	69,658
4.000%, 12/1/40	257,049	237,993
5.500%, 4/1/41	2,717	2,731
4.500%, 5/1/41	956	915
4.500%, 7/1/41	1,719	1,647
5.000%, 7/1/41	49,999	49,198
5.000%, 8/1/41	1,886	1,856
4.500%, 9/1/41	9,608	9,206
4.500%, 10/1/41	3,395	3,251
1.500%, 11/1/41	1,423,917	1,101,907
1.500%, 12/1/41	720,316	557,421
3.500%, 1/1/42	15,438	13,813
4.000%, 1/1/42	30,554	28,242
2.000%, 2/1/42	437,568	349,244
2.000%, 3/1/42	496,859	396,566
2.000%, 4/1/42	57,532	45,919
3.500%, 4/1/42	6,918	6,173
3.500%, 5/1/42	627	558
4.000%, 5/1/42	32,852	30,340
3.500%, 6/1/42	1,673	1,493
3.500%, 7/1/42	2,159	1,921
2.000%, 8/1/42	209,463	167,837
4.500%, 8/1/42	7,967	7,503
4.500%, 9/1/42	11,984	11,495
3.000%, 3/1/43	109,121	94,981
3.000%, 4/1/43	61,655	53,654
3.000%, 5/1/43	49,994	43,531
3.000%, 6/1/43	26,410	23,017
4.500%, 9/1/43	14,685	13,825
4.500%, 11/1/43	78,947	74,673
4.500%, 12/1/43	13,220	12,446
5.000%, 12/1/43	89,259	87,847
4.500%, 1/1/44	15,665	14,748
4.500%, 6/1/44	110,156	103,745
3.000%, 10/1/44	919,993	800,481
3.500%, 2/1/45	152,248	135,691
4.500%, 7/1/45	30,216	28,457
4.500%, 11/1/45	52,879	49,810
4.500%, 12/1/45	24,087	22,678
3.000%, 6/1/46	10,927	9,326
4.500%, 7/1/46	101,331	95,814
3.000%, 8/1/46	1,504	1,284
3.000%, 9/1/46	25,618	21,822
3.000%, 11/1/46	2,375	2,022
3.500%, 11/1/46	7,153	6,281
4.000%, 11/1/46	16,378	14,845
3.000%, 12/1/46	1,096,777	927,575
2.500%, 2/1/47	860,268	699,729
3.000%, 2/1/47	47,894	40,739
4.000%, 3/1/47	883,348	792,385
3.000%, 4/1/47	1,109,617	937,968
3.500%, 5/1/47	31,620	27,853
4.000%, 6/1/47	53,282	48,262
4.000%, 7/1/47	73,097	66,438
4.000%, 8/1/47	26,923	24,462
4.000%, 9/1/47	50,141	45,416
4.000%, 10/1/47	53,809	48,741
4.500%, 10/1/47	7,245	6,801
3.500%, 11/1/47	39,071	34,160
4.500%, 11/1/47	62,987	59,057
3.500%, 12/1/47	39,208	34,280
3.500%, 1/1/48	63,329	55,555
4.000%, 1/1/48	155,465	141,090
4.500%, 1/1/48	60,754	56,934
3.500%, 2/1/48	17,951	15,689
3.500%, 3/1/48	130,375	113,948
3.500%, 4/1/48	7,100	6,281
4.000%, 4/1/48	3,543	3,206
4.500%, 4/1/48	23,678	22,285
4.000%, 5/1/48	4,029	3,646
4.500%, 5/1/48	420,815	394,926
3.500%, 6/1/48	658,234	575,090
4.000%, 6/1/48	2,947	2,665
4.000%, 7/1/48	17,390	15,759
4.500%, 7/1/48	445,141	415,830
4.000%, 8/1/48	39,943	36,305
4.500%, 8/1/48	49,010	45,974
5.000%, 8/1/48	3,857	3,709
4.000%, 9/1/48	18,840	17,030
5.000%, 9/1/48	13,456	12,941
4.000%, 10/1/48	82,973	75,366
4.500%, 11/1/48	38,110	35,665
4.000%, 1/1/49	79,604	72,377
4.500%, 2/1/49	144,524	135,255
4.000%, 5/1/49	153,951	139,830
4.500%, 5/1/49	296,059	278,181
5.000%, 5/1/49	36,753	35,347
3.500%, 6/1/49	853,758	746,451
4.000%, 9/1/49	77,201	69,710
4.500%, 9/1/49	8,148	7,593
4.000%, 3/1/50	34,770	31,279
4.000%, 5/1/50	71,999	65,240
4.000%, 6/1/50	73,563	66,085
2.500%, 7/1/50	937,488	756,225
2.000%, 8/1/50	3,361,837	2,580,281
2.500%, 8/1/50	625,662	504,383
3.000%, 8/1/50	193,324	162,240
4.000%, 8/1/50	47,888	43,436
2.000%, 9/1/50	142,334	109,245
4.000%, 9/1/50	107,236	97,048
1.500%, 10/1/50	199,181	144,427
2.000%, 10/1/50	193,310	148,370
2.500%, 10/1/50	1,403,408	1,130,986
1.500%, 11/1/50	172,957	125,304
2.000%, 11/1/50	27,272	20,906
2.500%, 11/1/50	174,778	141,343
4.000%, 11/1/50	37,863	34,520
2.000%, 12/1/50	160,393	123,755
2.000%, 1/1/51	1,728,364	1,324,935
2.500%, 1/1/51	45,302	36,494
3.500%, 1/1/51	1,633,024	1,424,838
4.000%, 1/1/51	250,246	226,342
2.000%, 2/1/51	238,832	183,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 3/1/51	$232,431	$168,392
2.000%, 3/1/51	125,041	96,457
4.000%, 3/1/51	115,198	103,984
2.000%, 4/1/51	257,890	199,405
4.000%, 5/1/51	844,747	763,568
3.000%, 6/1/51	2,088,630	1,740,733
2.000%, 8/1/51	1,323,828	1,010,902
2.500%, 9/1/51	2,307,474	1,851,987
3.500%, 9/1/51	1,664,601	1,439,385
4.000%, 10/1/51	434,203	391,424
2.000%, 11/1/51	1,497,535	1,148,122
2.500%, 11/1/51	618,079	494,343
3.000%, 11/1/51	236,198	197,003
2.000%, 12/1/51	546,150	419,816
2.500%, 12/1/51	1,111,566	883,115
3.000%, 12/1/51	104,448	87,442
3.500%, 12/1/51	3,952,517	3,453,570
2.000%, 1/1/52	518,179	399,928
2.500%, 1/1/52	1,819,120	1,461,291
2.000%, 2/1/52	1,031,511	791,004
2.500%, 2/1/52	472,606	379,937
2.000%, 3/1/52	735,929	565,771
3.000%, 3/1/52	215,695	180,205
3.000%, 4/1/52	52,610	44,036
4.000%, 4/1/52	93,691	84,238
3.000%, 5/1/52	82,640	68,913
4.000%, 5/1/52	344,076	310,935
4.000%, 6/1/52	92,442	83,082
3.500%, 7/1/52	295,379	254,538
4.500%, 7/1/52	14,349	13,199
3.500%, 8/1/52	356,759	307,097
4.500%, 8/1/52	5,931,094	5,455,703
3.500%, 9/1/52	536,695	460,978
4.500%, 9/1/52	1,122,121	1,031,830
4.000%, 10/1/52	93,433	84,155
5.000%, 1/1/53	190,920	180,560
5.500%, 1/1/53	144,265	139,722
6.000%, 1/1/53	122,770	121,368
3.500%, 3/1/53	48,092	41,397
5.000%, 4/1/53	1,197,214	1,131,457
6.000%, 4/1/53	67,589	66,859
4.500%, 5/1/53	476,493	438,748
5.000%, 5/1/53	3,313,747	3,129,059
5.500%, 5/1/53	369,201	357,523
6.000%, 5/1/53	217,733	215,381
5.500%, 6/1/53	106,633	103,260
5.000%, 7/1/53	591,981	560,237
6.000%, 7/1/53	177,123	175,210
6.000%, 8/1/53	338,497	334,418
FNMA/FHLMC UMBS, 15 Year, Single Family
2.000%, 10/25/38 TBA	140,688	120,563
2.500%, 10/25/38 TBA	169,600	149,367
3.000%, 10/25/38 TBA	36,000	32,543
4.000%, 10/25/38 TBA	81,000	76,381
4.500%, 10/25/38 TBA	129,000	123,628
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/53 TBA	99,008	75,323
3.000%, 10/25/53 TBA	615,569	509,480
3.500%, 10/25/53 TBA	244,418	210,295
4.000%, 10/25/53 TBA	14,500,000	12,919,726
5.000%, 10/25/53 TBA	4,557,000	4,301,737
5.500%, 10/25/53 TBA	6,663,967	6,443,223
6.000%, 10/25/53 TBA	1,600,500	1,580,244
6.500%, 10/25/53 TBA	386,000	387,930
2.500%, 11/25/53 TBA	5,000,000	3,975,390
3.000%, 11/25/53 TBA	28,300,000	23,449,204
3.500%, 11/25/53 TBA	19,500,000	16,790,567
4.000%, 11/25/53 TBA	2,600,000	2,318,266
4.500%, 11/25/53 TBA	6,100,000	5,606,758
5.000%, 11/25/53 TBA	10,000,000	9,442,188
5.500%, 11/25/53 TBA	6,400,000	6,187,500
GNMA
2.625%, 7/20/27(l)	198	191
5.500%, 4/15/33	405	403
5.000%, 12/15/38	2,707	2,646
4.000%, 4/20/39	1,076	1,002
5.000%, 7/15/39	10,640	10,400
4.000%, 7/20/39	2,561	2,384
5.000%, 10/20/39	2,697	2,637
4.500%, 12/20/39	1,060	1,012
4.500%, 1/20/40	1,281	1,222
4.500%, 2/20/40	1,053	1,005
4.500%, 5/20/40	89	84
4.000%, 10/20/40	13,562	12,599
4.000%, 11/20/40	41,394	38,445
5.000%, 12/15/40	10,029	9,802
4.000%, 12/20/40	16,580	15,402
4.000%, 1/20/41	14,315	13,294
4.000%, 3/15/41	10,618	9,856
4.500%, 7/20/41	6,160	5,875
3.500%, 1/15/42	8,635	7,783
4.500%, 2/15/42	75,955	72,255
5.000%, 7/20/42	7,313	7,148
3.500%, 4/15/43	11,524	10,356
3.500%, 4/20/43	28,817	25,942
3.500%, 2/20/44	91,539	81,765
5.000%, 7/20/44	1,009	986
4.000%, 10/20/44	445	410
3.500%, 1/20/45	192,779	169,605
3.000%, 2/15/45	21,310	18,553
3.500%, 5/20/45	18,226	16,280
3.000%, 7/15/45	165,688	143,185
4.000%, 8/20/45	244,342	224,926
3.500%, 4/20/46	357,962	318,624
3.500%, 5/20/46	17,081	15,204
3.500%, 6/20/46	210,138	187,045
3.500%, 7/20/46	73,210	65,165
3.500%, 9/20/46	251,418	223,789
3.500%, 10/20/46	36,678	32,525
4.000%, 5/20/47	3,633	3,329
4.000%, 6/20/47	34,581	31,693
4.000%, 11/20/47	40,175	36,794
4.000%, 12/20/47	19,552	17,889
4.500%, 9/20/48	16,960	15,895
5.000%, 1/20/49	3,614	3,480
5.000%, 2/20/49	160,033	154,082
4.500%, 3/20/49	70,139	65,673
5.000%, 6/20/49	145,230	140,056
5.000%, 7/20/49	41,480	40,028
3.500%, 11/15/49	6,278	5,572
5.000%, 12/20/49	37,086	35,698
3.500%, 2/15/50	120,543	106,916
4.500%, 4/20/50	25,510	23,738
4.000%, 5/20/50	12,882	11,728
2.000%, 8/20/50	522,690	416,018
2.000%, 11/20/50	89,173	70,918
2.000%, 1/20/51	1,122,678	892,155
2.000%, 2/20/51	91,087	72,356
2.500%, 3/20/51	1,870,894	1,515,126
2.500%, 4/20/51	2,333,325	1,892,496
3.000%, 6/20/51	575,075	489,555
2.500%, 8/20/51	1,761,913	1,431,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 8/20/51	$690,639	$587,665
2.500%, 10/20/51	265,264	217,184
2.500%, 12/20/51	182,792	149,518
3.000%, 12/20/51	188,346	160,145
2.500%, 5/20/52	423,547	346,447
2.500%, 6/20/52	331,344	271,235
2.500%, 7/20/52	215,677	176,619
2.500%, 12/20/52	37,296	30,536
2.500%, 1/20/53	121,682	99,570
2.000%, 10/15/53 TBA	1,143,400	904,894
2.500%, 10/15/53 TBA	921,714	753,933
3.000%, 10/15/53 TBA	727,769	617,353
3.500%, 10/15/53 TBA	625,000	547,851
4.000%, 10/15/53 TBA	691,500	623,268
4.500%, 10/15/53 TBA	731,000	675,433
5.000%, 10/15/53 TBA	788,000	747,184
5.500%, 10/15/53 TBA	596,000	578,586
6.000%, 10/15/53 TBA	146,000	144,711
6.500%, 10/15/53 TBA	31,000	31,194
6.000%, 11/15/53 TBA	196,000	194,070
6.500%, 11/15/53 TBA	154,000	154,734

Total Mortgage-Backed Securities		221,071,131

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	68,810
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	60,495
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	60,269
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	80,000	86,461
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	44,000	46,757
Los Angeles Community College District
6.600%, 8/1/42	25,000	27,391
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	477,946
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	55,000	56,659
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	87,210
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	35,390
New York State Dormitory Authority
5.389%, 3/15/40	45,000	43,042
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	479,399
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	69,632
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	89,690
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	152,958
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	270,000	256,309
State of Texas
5.517%, 4/1/39	80,000	79,454
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	286,439
University of California
0.883%, 5/15/25	35,000	32,637
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	46,909

Total Municipal Bonds		2,543,857

Supranational (0.7%)
African Development Bank
0.875%, 3/23/26	150,000	135,456
Asian Development Bank
0.500%, 2/4/26	200,000	180,022
1.000%, 4/14/26	100,000	90,493
2.625%, 1/12/27	50,000	46,632
1.500%, 1/20/27	350,000	314,421
1.875%, 1/24/30	200,000	168,487
3.875%, 9/28/32	160,000	149,643
4.000%, 1/12/33	85,000	80,203
3.875%, 6/14/33	100,000	93,339
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	100,000	92,178
3.375%, 6/29/25	200,000	193,108
Corp. Andina de Fomento
5.250%, 11/21/25	100,000	98,695
Council of Europe Development Bank
0.875%, 9/22/26	50,000	44,362
3.625%, 1/26/28	25,000	23,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
European Bank for Reconstruction & Development
0.500%, 1/28/26(x)	$200,000	$180,237
European Investment Bank
1.875%, 2/10/25	100,000	95,413
1.625%, 3/14/25	100,000	94,856
0.625%, 7/25/25	250,000	230,486
2.125%, 4/13/26	75,000	69,940
0.750%, 10/26/26	139,000	122,957
4.500%, 10/16/28	125,000	123,870
1.750%, 3/15/29	53,000	45,572
1.625%, 10/9/29(x)	55,000	46,448
0.750%, 9/23/30	100,000	76,904
Inter-American Development Bank
2.125%, 1/15/25	100,000	95,850
0.625%, 7/15/25	500,000	461,144
4.500%, 5/15/26	180,000	177,863
2.250%, 6/18/29	50,000	43,643
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	48,369
International Bank for Reconstruction & Development
0.625%, 4/22/25	250,000	232,529
0.375%, 7/28/25	100,000	91,699
2.500%, 7/29/25	75,000	71,512
3.125%, 11/20/25	25,000	24,002
1.875%, 10/27/26	150,000	137,146
3.125%, 6/15/27	200,000	188,472
0.750%, 11/24/27	95,000	80,915
4.625%, 8/1/28	80,000	79,631
1.125%, 9/13/28	200,000	168,588
4.000%, 7/25/30	180,000	172,121
0.750%, 8/26/30	170,000	130,240
1.625%, 11/3/31	238,000	188,290
International Finance Corp.
1.375%, 10/16/24	90,000	86,200
0.750%, 10/8/26	80,000	70,804
0.750%, 8/27/30	100,000	76,453
Nordic Investment Bank
4.375%, 3/14/28	200,000	196,753

Total Supranational		5,619,790

U.S. Government Agency Securities (2.4%)
FFCB
1.040%, 1/25/29	250,000	204,413
1.380%, 1/14/31	250,000	192,496
FHLB
5.000%, 2/28/25	350,000	348,513
5.710%, 3/14/25	1,300,000	1,298,575
0.375%, 9/4/25	120,000	109,877
4.000%, 6/30/28	100,000	97,108
3.250%, 11/16/28(x)	250,000	234,334
FHLMC
5.300%, 2/24/25	1,900,000	1,891,368
5.650%, 3/7/25	2,500,000	2,496,383
5.680%, 4/3/25	1,200,000	1,198,456
5.730%, 4/3/25	1,200,000	1,198,870
5.375%, 4/24/25	800,000	798,017
0.375%, 9/23/25	230,000	209,694
0.650%, 10/22/25	2,600,000	2,370,727
0.650%, 10/27/25	2,600,000	2,369,472
0.800%, 10/28/26	2,600,000	2,290,714
FNMA
0.625%, 4/22/25	430,000	400,220
0.500%, 6/17/25	250,000	231,154
0.375%, 8/25/25	240,000	219,737
2.125%, 4/24/26	110,000	102,609
1.875%, 9/24/26	100,000	91,828
0.750%, 10/8/27	500,000	426,724
0.875%, 8/5/30	500,000	386,722
Tennessee Valley Authority
0.750%, 5/15/25	335,000	311,621
3.875%, 3/15/28	38,000	36,678

Total U.S. Government Agency Securities		19,516,310

U.S. Treasury Obligations (34.2%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	206,153
6.750%, 8/15/26	100,000	105,037
4.250%, 5/15/39	132,000	124,285
4.500%, 8/15/39	1,323,000	1,279,916
4.375%, 11/15/39	908,000	863,106
4.625%, 2/15/40	626,000	612,154
1.125%, 5/15/40	755,000	432,587
4.375%, 5/15/40	557,400	527,860
1.125%, 8/15/40	755,000	428,342
3.875%, 8/15/40	526,000	466,378
1.375%, 11/15/40	5,995,000	3,540,180
4.250%, 11/15/40	526,000	488,490
1.875%, 2/15/41	2,300,000	1,481,865
4.375%, 5/15/41	3,200,000	3,013,558
3.250%, 5/15/42	2,100,000	1,672,230
4.000%, 11/15/42	456,400	404,802
3.125%, 2/15/43	780,000	602,909
2.875%, 5/15/43	2,680,000	1,982,333
3.625%, 8/15/43	2,982,000	2,484,942
4.375%, 8/15/43	1,100,000	1,025,407
3.750%, 11/15/43	2,682,000	2,273,415
3.625%, 2/15/44	1,300,000	1,079,414
3.375%, 5/15/44	1,200,000	956,124
3.125%, 8/15/44	1,357,500	1,035,539
3.000%, 11/15/44	1,000,000	745,499
2.500%, 2/15/45	3,083,000	2,090,055
3.000%, 5/15/45(w)	300,000	222,467
2.875%, 8/15/45	1,800,000	1,301,773
2.250%, 8/15/46(w)	600,000	379,590
2.875%, 11/15/46	715,000	512,346
3.000%, 5/15/47	1,671,900	1,224,140
2.750%, 11/15/47#	2,997,000	2,085,801
3.000%, 2/15/48#	4,400,000	3,213,417
3.000%, 2/15/49	2,791,500	2,036,812
2.875%, 5/15/49	1,300,000	925,619
2.250%, 8/15/49	925,000	574,667
1.375%, 8/15/50	2,000	974
1.625%, 11/15/50	549,500	287,240
1.875%, 2/15/51	367,000	205,348
2.375%, 5/15/51	857,500	543,151
1.875%, 11/15/51	502,000	279,393
2.250%, 2/15/52	7,000	4,289
2.875%, 5/15/52	116,000	82,143
3.000%, 8/15/52	926,400	674,243
4.000%, 11/15/52	502,000	444,438
3.625%, 2/15/53	1,142,000	943,609
3.625%, 5/15/53(z)	18,687,000	15,453,106
4.125%, 8/15/53	19,538,000	17,715,374
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	389,445	282,212
1.000%, 2/15/49 TIPS	121,482	89,416
0.250%, 2/15/50 TIPS	118,902	69,733
0.125%, 2/15/52 TIPS	109,813	60,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 2/15/53 TIPS	$205,676	$169,585
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	4,192,384	4,153,371
0.500%, 4/15/24 TIPS	484,824	476,426
0.125%, 10/15/24 TIPS	595,740	577,534
0.250%, 1/15/25 TIPS	1,806,882	1,738,149
1.250%, 4/15/28 TIPS(z)	7,235,894	6,881,494
0.125%, 7/15/31 TIPS	2,167,045	1,840,445
0.125%, 1/15/32 TIPS	330,831	277,224
0.625%, 7/15/32 TIPS	1,788,604	1,558,848
U.S. Treasury Notes
0.375%, 4/15/24	47,000	45,746
2.500%, 4/30/24	114,000	112,036
0.250%, 6/15/24	175,000	168,694
1.750%, 6/30/24	8,000	7,782
3.000%, 6/30/24	64,000	62,830
1.750%, 7/31/24	19,000	18,425
2.125%, 7/31/24(z)	5,310,000	5,164,804
1.250%, 8/31/24	250,000	240,593
3.250%, 8/31/24	147,000	144,043
0.625%, 10/15/24	1,000,000	951,731
1.500%, 10/31/24	4,980,700	4,776,248
2.250%, 10/31/24	1,800,000	1,740,033
4.375%, 10/31/24	500,000	494,356
0.750%, 11/15/24	1,000,000	949,630
1.500%, 11/30/24	16,000	15,306
2.125%, 11/30/24	300,000	289,000
4.500%, 11/30/24	2,122,000	2,100,288
1.000%, 12/15/24	600,000	569,720
1.750%, 12/31/24	3,717,000	3,556,061
2.250%, 12/31/24	850,000	818,459
4.250%, 12/31/24	600,000	591,804
1.125%, 1/15/25	2,000,000	1,895,862
1.375%, 1/31/25	352,000	334,253
4.125%, 1/31/25	1,000,000	984,533
2.000%, 2/15/25	962,000	919,993
4.625%, 2/28/25	161,000	159,540
1.750%, 3/15/25	75,000	71,315
0.500%, 3/31/25	300,000	279,566
3.875%, 3/31/25	1,152,000	1,129,051
2.625%, 4/15/25	1,114,900	1,072,134
0.375%, 4/30/25	4,491,000	4,163,388
3.875%, 4/30/25	220,000	215,498
2.125%, 5/15/25	1,653,000	1,574,371
2.750%, 5/15/25	1,192,300	1,146,958
4.250%, 5/31/25	995,000	980,203
4.625%, 6/30/25	500,000	495,723
3.000%, 7/15/25	87,000	83,832
0.250%, 7/31/25	1,947,000	1,782,590
4.750%, 7/31/25	500,000	496,684
2.000%, 8/15/25	800,000	755,811
3.125%, 8/15/25	181,000	174,617
0.250%, 8/31/25	1,200,000	1,094,704
3.500%, 9/15/25	1,971,000	1,913,256
5.000%, 9/30/25	500,000	499,566
2.250%, 11/15/25	900,000	850,276
0.375%, 11/30/25	1,160,000	1,050,957
4.000%, 12/15/25	2,459,000	2,407,714
0.375%, 12/31/25	1,250,000	1,129,756
3.875%, 1/15/26	700,000	683,428
0.375%, 1/31/26	3,100,000	2,790,487
1.625%, 2/15/26	3,125,000	2,894,601
0.500%, 2/28/26	4,035,400	3,632,035
4.625%, 3/15/26	381,000	378,322
3.750%, 4/15/26	79,000	76,835
0.750%, 4/30/26	6,555,000	5,904,095
2.375%, 4/30/26	650,000	610,606
1.625%, 5/15/26	6,950,000	6,396,689
3.625%, 5/15/26	1,110,000	1,076,004
0.750%, 5/31/26	3,468,000	3,113,817
4.125%, 6/15/26	561,000	550,601
0.875%, 6/30/26	3,004,000	2,702,792
4.500%, 7/15/26	1,307,000	1,294,901
0.625%, 7/31/26	1,950,000	1,735,580
1.500%, 8/15/26	8,103,000	7,386,213
4.375%, 8/15/26	60,000	59,254
4.625%, 9/15/26	323,000	321,435
0.875%, 9/30/26	1,800,000	1,606,223
2.000%, 11/15/26	3,118,000	2,867,953
1.500%, 1/31/27	71,000	63,930
2.250%, 2/15/27	3,625,000	3,345,350
0.625%, 3/31/27	1,750,000	1,520,321
2.375%, 5/15/27	2,510,000	2,314,882
0.500%, 5/31/27	2,228,000	1,914,338
0.500%, 6/30/27	750,000	642,523
2.250%, 8/15/27	4,175,000	3,815,976
0.500%, 8/31/27	2,515,600	2,141,463
0.375%, 9/30/27	549,500	463,918
4.125%, 9/30/27	13,000	12,732
2.250%, 11/15/27	4,710,000	4,283,774
0.625%, 11/30/27	875,000	742,041
3.875%, 11/30/27	500,000	484,818
0.625%, 12/31/27	800,000	676,573
3.875%, 12/31/27	861,000	834,755
3.500%, 1/31/28	1,100,000	1,050,226
2.750%, 2/15/28	3,110,000	2,876,878
4.000%, 2/29/28	1,000,000	974,415
1.250%, 3/31/28	500,000	431,590
3.625%, 3/31/28	760,000	728,828
3.500%, 4/30/28	500,000	476,718
2.875%, 5/15/28	1,010,000	936,043
3.625%, 5/31/28	650,000	623,192
1.250%, 6/30/28	500,000	428,278
4.000%, 6/30/28	2,000,000	1,947,079
4.125%, 7/31/28	1,023,000	1,001,175
2.875%, 8/15/28	3,020,000	2,788,855
4.375%, 8/31/28	1,283,000	1,270,580
4.625%, 9/30/28	250,000	250,196
3.125%, 11/15/28	3,728,000	3,472,123
2.625%, 2/15/29	2,224,000	2,012,077
2.375%, 5/15/29	3,630,000	3,226,136
1.625%, 8/15/29	539,000	457,476
3.875%, 9/30/29	16,000	15,351
4.000%, 10/31/29	602,000	581,308
1.750%, 11/15/29	530,000	450,892
3.875%, 11/30/29	500,000	479,376
3.875%, 12/31/29	1,015,000	972,522
3.500%, 1/31/30	600,000	562,546
1.500%, 2/15/30	1,851,000	1,535,039
4.000%, 2/28/30	500,000	482,348
3.625%, 3/31/30	500,000	471,801
3.500%, 4/30/30	750,000	702,203
0.625%, 5/15/30	1,575,000	1,219,159
3.750%, 5/31/30	550,000	522,346
3.750%, 6/30/30	400,000	379,772
4.000%, 7/31/30	664,000	639,845
0.625%, 8/15/30	1,500,000	1,151,364
4.125%, 8/31/30	347,800	337,616
4.625%, 9/30/30	250,000	250,156
0.875%, 11/15/30	1,900,000	1,478,459
1.125%, 2/15/31	2,900,000	2,287,641
1.625%, 5/15/31	3,651,000	2,964,122
1.250%, 8/15/31	4,198,000	3,280,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
1.375%, 11/15/31		$3,450,000	$2,703,869
1.875%, 2/15/32		3,200,000	2,599,739
2.875%, 5/15/32		1,660,900	1,458,039
2.750%, 8/15/32		4,179,000	3,618,642
4.125%, 11/15/32		846,000	816,069
3.500%, 2/15/33		750,000	688,369
3.375%, 5/15/33		1,713,000	1,554,092
3.875%, 8/15/33		3,866,000	3,653,389

Total U.S. Treasury Obligations			279,834,915

Total Long-Term Debt Securities (110.0%) (Cost $1,028,875,190)			898,949,314

SHORT-TERM INVESTMENTS:
Commercial Paper (1.8%)
American Electric Power Co., Inc.
5.78%, 10/23/23(n)(p)§		400,000	398,528
AT&T, Inc.
5.95%, 3/19/24(n)(p)§		600,000	583,499
Consolidated Edison Co. of New York, Inc.
5.74%, 10/30/23(n)(p)		400,000	398,095
Crown Castle, Inc.
7.64%, 10/3/23(n)(p)§		300,000	299,809
Diageo Capital plc
5.84%, 10/16/23(n)(p)§		400,000	398,965
5.74%, 11/7/23(n)(p)		400,000	397,591
Dominion Energy, Inc.
5.94%, 10/11/23(n)(p)§		500,000	499,094
5.70%, 10/31/23(n)(p)		400,000	398,047
Electricite de France
5.94%, 10/23/23(n)(p)§		400,000	398,488
Electricite de France SA
5.93%, 10/27/23(n)(p)§		400,000	398,230
Enbridge US, Inc.
5.96%, 10/20/23(n)(p)		400,000	398,680
Enel Finance America LLC
5.90%, 10/13/23(n)(p)§		400,000	399,150
5.76%, 10/27/23(n)(p)§		300,000	298,710
Entergy Corp.
6.75%, 10/4/23(n)(p)		400,000	399,700
Fidelity National Information Services, Inc.
6.79%, 10/4/23(n)(p)§		300,000	299,774
5.96%, 10/11/23(n)(p)§		700,000	698,727
5.82%, 10/17/23(n)(p)		500,000	498,629
Haleon UK Capital plc
6.09%, 10/11/23(n)(p)§		400,000	399,257
Humana, Inc.
5.91%, 10/23/23(n)(p)§		250,000	249,060
5.89%, 10/25/23(n)(p)		400,000	398,369
5.89%, 10/26/23(n)(p)		250,000	248,941
Intercontinental Exchange, Inc.
6.08%, 10/16/23(n)(p)§		400,000	398,923
5.77%, 10/26/23(n)(p)§		250,000	248,962
L3Harris Technologies, Inc.
7.24%, 10/3/23(n)(p)		400,000	399,759
LSEGA Financing plc
5.88%, 10/20/23(n)(p)		400,000	398,699
5.83%, 10/26/23(n)(p)		500,000	497,905
Marriott International, Inc.
6.13%, 10/11/23(n)(p)		400,000	399,252
Microchip Technology, Inc.
5.95%, 10/30/23(n)(p)§		400,000	398,026
Oracle Corp.
5.72%, 10/23/23(n)(p)§		400,000	398,544
5.71%, 11/8/23(n)(p)§		400,000	397,542
Penske Truck Leasing Co. LP
6.04%, 10/12/23(n)(p)		400,000	399,196
5.95%, 10/17/23(n)(p)		500,000	498,599
RR 1 LLC
6.79%, 10/4/23(n)(p)		250,000	249,812
Sempra
5.79%, 10/23/23(n)(p)§		400,000	398,526
VW Credit, Inc.
5.83%, 10/17/23(n)(p)§		300,000	299,177
Walgreens Boots Alliance, Inc.
8.82%, 10/2/23(n)(p)§		400,000	399,804

Total Commercial Paper			14,242,069

Foreign Government Treasury Bills (0.2%)
Federative Republic of Brazil
0.00%, 1/1/24(p)	BRL	2,000,000	386,920
Japan Treasury Bill
(0.18)%, 10/30/23(p)	JPY	150,000,000	1,003,894

Total Foreign Government Treasury Bills			1,390,814

	Number of Shares		Value (Note 1)
Investment Companies (1.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)		1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)		1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)		2,482,126	2,482,126
JPMorgan Prime Money Market Fund, IM Shares 5.62% (7 day yield)		5,697,887	5,699,597
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)		1,000,000	1,000,000

Total Investment Companies			11,181,723

	Principal Amount		Value (Note 1)
U.S. Treasury Obligation (0.3%)
U.S. Treasury Bills
5.32%, 1/23/24(p)		$2,800,000	2,753,179

Total Short-Term Investments (3.7%) (Cost $29,649,447)			29,567,785

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
3 Month SOFR 10/13/2023 at USD 95.63, American Style Notional Amount: USD 61,500,000 Exchange Traded*		246	27,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Contracts	Value (Note 1)
3 Month SOFR 03/15/2024 at USD 95.19, American Style Notional Amount: USD 14,750,000 Exchange Traded*	59	$17,331
3 Month SOFR 06/14/2024 at USD 95.50, American Style Notional Amount: USD 28,750,000 Exchange Traded*	115	57,500
3 Month SOFR 03/15/2024 at USD 95.25, American Style Notional Amount: USD 14,750,000 Exchange Traded*	59	16,225
U.S. Treasury 5 Year Note 11/24/2023 at USD 106.50, American Style Notional Amount: USD 300,000 Exchange Traded*	3	1,125
U.S. Treasury 5 Year Note 11/24/2023 at USD 105.50, American Style Notional Amount: USD 200,000 Exchange Traded*	2	1,484

		121,340

Put Options Purchased (0.1%)
Future Interest Rate Options (0.1%)
3 Month SOFR 10/13/2023 at USD 95.00, American Style Notional Amount: USD 32,750,000 Exchange Traded*	131	148,194
3 Month SOFR 10/13/2023 at USD 94.88, American Style Notional Amount: USD 21,750,000 Exchange Traded*	87	71,231
3 Month SOFR 10/13/2023 at USD 95.63, American Style Notional Amount: USD 54,500,000 Exchange Traded*	218	585,875
U.S. Treasury 2 Year Note 10/27/2023 at USD 101.25, American Style Notional Amount: USD 800,000 Exchange Traded*	4	1,438

		806,738

Total Options Purchased (0.1%) (Cost $526,531)		928,078

Total Investments Before Securities Sold Short (113.8%) (Cost $1,059,051,168)		929,445,177

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.5%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 10/25/38 TBA $	(139,135)	$(115,884)
3.500%, 10/25/38 TBA	(8,000)	(7,390)
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 10/25/53 TBA	(238,000)	(171,509)
2.500%, 10/25/53 TBA	(1,102,500)	(875,454)
4.000%, 10/25/53 TBA	(2,007,600)	(1,788,803)
4.500%, 10/25/53 TBA	(911,800)	(837,645)

Total Securities Sold Short (-0.5%) (Proceeds Received $3,864,512)		(3,796,685)

Total Investments after Securities Sold Short (113.3%) (Cost $1,055,186,656)		925,648,492
Other Assets Less Liabilities (-13.3%)		(108,533,783)

Net Assets (100%)		$817,114,709

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $135,314,540 or 16.6% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $288,908.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $6,696,565 or 0.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	Fair value determined using significant unobservable inputs.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $250,936.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)	At September 30, 2023, the Portfolio had loaned securities with a total value of $5,372,406. This was collateralized by cash of $5,482,126 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

ASX — Australian Securities Exchange

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

THB — Thailand Baht

TWD — New Taiwan Dollar

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	5	12/2023	CAD	423,817	(5,820)
Euro-Bund	13	12/2023	EUR	1,768,060	(44,924)
U.S. Treasury 2 Year Note	102	12/2023	USD	20,676,516	(48,590)
U.S. Treasury 5 Year Note	198	12/2023	USD	20,861,156	(149,077)
U.S. Treasury 10 Year Note	32	12/2023	USD	3,458,000	(34,682)
3 Month SOFR	63	3/2024	USD	14,891,625	(329,187)
3 Month SOFR	92	9/2024	USD	21,807,450	(6,302)

					(618,582)

Short Contracts
30 Day Federal Funds	(16)	10/2023	USD	(6,312,038)	(1,890)
Australia 10 Year Bond	(5)	12/2023	AUD	(359,965)	7,870
Euro-BTP	(11)	12/2023	EUR	(1,276,132)	64,618
Japan 10 Year Bond	(13)	12/2023	JPY	(12,610,278)	86,856
Long Gilt	(2)	12/2023	GBP	(229,769)	(1,246)
U.S. Treasury 10 Year Note	(39)	12/2023	USD	(4,214,438)	63,765
U.S. Treasury 10 Year Ultra
Note	(70)	12/2023	USD	(7,809,375)	169,388
U.S. Treasury Long Bond	(37)	12/2023	USD	(4,209,906)	225,728
U.S. Treasury Ultra Bond	(34)	12/2023	USD	(4,035,375)	308,624
3 Month SOFR	(92)	12/2024	USD	(21,870,700)	11,211

					934,924

					316,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	428,054	USD	60,614	Bank of America	10/3/2023	65
EUR	3,887,000	USD	4,104,672	Bank of America	10/3/2023	4,859
USD	344,086	CAD	462,000	Goldman Sachs Bank USA	10/3/2023	3,942
USD	61,505	DKK	420,267	Bank of America	10/3/2023	1,930
USD	67,094	DKK	460,000	JPMorgan Chase Bank	10/3/2023	1,887
USD	145,608	EUR	136,000	Bank of America	10/3/2023	1,822
USD	4,055,544	EUR	3,751,000	HSBC Bank plc	10/3/2023	89,799
USD	9,953,346	GBP	7,912,000	HSBC Bank plc	10/3/2023	299,914
USD	158,663	MYR	740,401	Goldman Sachs Bank USA**	10/18/2023	807
USD	187	THB	6,660	JPMorgan Chase Bank	10/20/2023	4
USD	1,085,419	JPY	150,000,000	HSBC Bank plc	10/30/2023	76,777
AUD	3,268,538	USD	2,085,231	Barclays Bank plc	11/2/2023	18,645
USD	341,665	CAD	461,810	HSBC Bank plc	11/2/2023	1,515
USD	8,925,218	GBP	7,293,000	Bank of America	11/2/2023	25,329
USD	22,223	EUR	20,220	UBS AG	11/7/2023	814
USD	414,154	PEN	1,538,707	Bank of America**	11/9/2023	8,788
MXN	459,970	USD	25,939	Bank of New York Mellon Corp.	11/15/2023	258
USD	376,238	MXN	6,602,245	Deutsche Bank AG	11/15/2023	213
USD	100,710	MXN	1,747,122	Goldman Sachs Bank USA	12/14/2023	1,696
COP	196,755,661	USD	46,071	JPMorgan Chase Bank**	12/20/2023	1,204
USD	51,959	CAD	70,000	Natwest Markets plc	12/20/2023	356
USD	33,485	EUR	31,245	Toronto Dominion Bank	12/20/2023	326
USD	58,659	EUR	54,755	UBS AG	12/20/2023	550
USD	57,339	JPY	8,343,000	Natwest Markets plc	12/20/2023	762
USD	378,842	TWD	11,981,829	JPMorgan Chase Bank**	12/20/2023	3,946
USD	394,760	BRL	2,000,000	Goldman Sachs Bank USA**	1/3/2024	1,366
USD	84,693	IDR	1,306,412,235	HSBC Bank plc**	1/31/2024	191

Total unrealized appreciation						547,765

AUD	1,399,850	USD	906,918	Bank of America	10/3/2023	(6,884)
AUD	1,868,688	USD	1,214,700	Deutsche Bank AG	10/3/2023	(13,227)
CAD	461,997	USD	341,665	HSBC Bank plc	10/3/2023	(1,524)
GBP	619,000	USD	760,838	Barclays Bank plc	10/3/2023	(5,596)
USD	63,844	MXN	1,131,000	Barclays Bank plc	10/16/2023	(911)
THB	23,875,322	USD	669,151	Bank of America	10/20/2023	(12,502)
THB	13,512,475	USD	380,024	Deutsche Bank AG	10/20/2023	(8,386)
USD	60,614	DKK	427,387	Bank of America	11/2/2023	(67)
USD	63,917	DKK	451,376	JPMorgan Chase Bank	11/2/2023	(170)
USD	4,109,752	EUR	3,887,000	Bank of America	11/2/2023	(5,018)
JPY	175,641,131	USD	1,226,188	Barclays Bank plc	11/15/2023	(42,166)
JPY	34,800,000	USD	234,899	Deutsche Bank AG	11/15/2023	(307)
IDR	200,664,939	USD	13,023	JPMorgan Chase Bank**	12/20/2023	(42)
USD	209,985	COP	909,685,110	HSBC Bank plc**	12/20/2023	(8,588)
IDR	960,419,880	USD	62,280	Bank of America**	3/20/2024	(170)
TWD	11,742,424	USD	372,067	HSBC Bank plc**	3/20/2024	(308)

Total unrealized depreciation						(105,866)

Net unrealized appreciation						441,899

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Written Call Options Contracts as of September 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	246	USD	(61,500,000)	USD 95.88	10/13/2023	(9,225)
3 Month SOFR	Exchange Traded	59	USD	(14,750,000)	USD 95.88	3/15/2024	(10,325)
3 Month SOFR	Exchange Traded	59	USD	(14,750,000)	USD 95.94	3/15/2024	(9,956)
3 Month SOFR	Exchange Traded	115	USD	(28,750,000)	USD 96.19	6/14/2024	(33,781)
U.S. Treasury 2 Year Note	Exchange Traded	3	USD	(600,000)	USD 102.13	10/27/2023	(234)

							(63,521)

Written Put Options Contracts as of September 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	87	USD	(21,750,000)	USD 95.13	10/13/2023	(125,063)
3 Month SOFR	Exchange Traded	131	USD	(32,750,000)	USD 95.25	10/13/2023	(229,250)
3 Month SOFR	Exchange Traded	218	USD	(54,500,000)	USD 95.38	10/13/2023	(449,625)
3 Month SOFR	Exchange Traded	2	USD	(500,000)	USD 96.75	12/15/2023	(11,000)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD 108.00	11/24/2023	(3,750)
U.S. Treasury 2 Year Note	Exchange Traded	4	USD	(800,000)	USD 101.00	10/27/2023	(750)

							(819,438)

Total Written Options Contracts (Premiums Received ($388,632))							(882,959)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$61,491,448	$—	$61,491,448
Collateralized Mortgage Obligations	—	66,569,829	—	66,569,829
Commercial Mortgage-Backed Securities	—	51,009,869	—	51,009,869
Corporate Bonds
Communication Services	—	9,571,809	—	9,571,809
Consumer Discretionary	—	7,539,731	—	7,539,731
Consumer Staples	—	6,808,528	—	6,808,528
Energy	—	16,173,129	—	16,173,129
Financials	—	76,235,524	—	76,235,524
Health Care	—	10,758,279	—	10,758,279
Industrials	—	12,518,905	—	12,518,905
Information Technology	—	10,945,432	—	10,945,432
Materials	—	2,734,387	—	2,734,387
Real Estate	—	9,546,721	—	9,546,721
Utilities	—	19,956,825	—	19,956,825
Foreign Government Securities	—	8,502,435	460	8,502,895
Forward Currency Contracts	—	547,765	—	547,765
Futures	938,060	—	—	938,060
Mortgage-Backed Securities	—	221,071,131	—	221,071,131
Municipal Bonds	—	2,543,857	—	2,543,857
Options Purchased
Call Options Purchased	121,340	—	—	121,340
Put Options Purchased	806,738	—	—	806,738
Short-Term Investments
Commercial Paper	—	14,242,069	—	14,242,069
Foreign Government Treasury Bills	—	1,390,814	—	1,390,814
Investment Companies	11,181,723	—	—	11,181,723
U.S. Treasury Obligation	—	2,753,179	—	2,753,179
Supranational	—	5,619,790	—	5,619,790
U.S. Government Agency Securities	—	19,516,310	—	19,516,310
U.S. Treasury Obligations	—	279,834,915	—	279,834,915

Total Assets	$13,047,861	$917,882,681	$460	$930,931,002

Liabilities:
Forward Currency Contracts	$—	$(105,866)	$—	$(105,866)
Futures	$(621,718)	$—	$—	$(621,718)
Mortgage-Backed Securities	$—	$(3,796,685)	$—	$(3,796,685)
Options Written
Call Options Written	$(63,521)	$—	$—	$(63,521)
Put Options Written	(819,438)	—	—	(819,438)

Total Liabilities	$(1,504,677)	$(3,902,551)	$—	$(5,407,228)

Total	$11,543,184	$913,980,130	$460	$925,523,774

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,237,586
Aggregate gross unrealized depreciation	(135,519,180)

Net unrealized depreciation	$(132,281,594)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,057,805,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Entertainment (1.6%)
Activision Blizzard, Inc.	23,880	$2,235,885
Electronic Arts, Inc.	39,936	4,808,295
NetEase, Inc.	64,300	1,309,656
Netflix, Inc.*	11,137	4,205,331
Playtika Holding Corp.*	2,324	22,380
ROBLOX Corp., Class A*	16,078	465,619
Spotify Technology SA*	20,869	3,227,182
Take-Two Interactive Software, Inc.*	5,272	740,136
Ubisoft Entertainment SA*	40,604	1,320,483
Universal Music Group NV	91,170	2,383,712
Walt Disney Co. (The)*	18,102	1,467,167
Warner Music Group Corp., Class A	43,076	1,352,586

		23,538,432

Interactive Media & Services (7.8%)
Alphabet, Inc., Class A*	539,252	70,566,517
Alphabet, Inc., Class C*	90,690	11,957,477
Autohome, Inc. (ADR)	45,308	1,375,098
Bumble, Inc., Class A*	3,327	49,639
Cargurus, Inc., Class A*	2,897	50,755
IAC, Inc.*	2,325	117,157
Match Group, Inc.*	9,282	363,622
Meta Platforms, Inc., Class A*	74,190	22,272,580
Pinterest, Inc., Class A*	19,423	525,004
Shutterstock, Inc.	807	30,706
Snap, Inc., Class A*	33,808	301,229
TripAdvisor, Inc.*	74,465	1,234,630
Trustpilot Group plc(m)*	573,398	718,492
Yelp, Inc., Class A*	2,294	95,407
Z Holdings Corp.	637,700	1,773,048
Ziff Davis, Inc.*	1,552	98,847
ZipRecruiter, Inc., Class A*	2,453	29,412
ZoomInfo Technologies, Inc., Class A*	10,185	167,034

		111,726,654

Media (0.3%)
Charter Communications, Inc., Class A*	8,458	3,719,997

Wireless Telecommunication Services (0.2%)
SK Telecom Co. Ltd.	71,254	2,745,819

Total Communication Services		141,730,902

Consumer Discretionary (4.1%)
Broadline Retail (2.5%)
Alibaba Group Holding Ltd. (ADR)*	61,119	5,301,462
Amazon.com, Inc.*	193,853	24,642,593
MercadoLibre, Inc.*	3,234	4,100,324
Rakuten Group, Inc.	379,800	1,558,187

		35,602,566

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	39,406	5,406,897
Amadeus IT Group SA	36,743	2,225,130
Deliveroo plc, Class A(m)*	1,278,265	1,865,295
Expedia Group, Inc.*	18,635	1,920,709
Just Eat Takeaway.com NV(m)*	97,466	1,212,850
Trainline plc(m)*	1,885,749	6,423,840
Trip.com Group Ltd.*	82,600	2,944,971
Trip.com Group Ltd. (ADR)*	54,078	1,891,108

		23,890,800

Total Consumer Discretionary		59,493,366

Consumer Staples (0.1%)
Consumer Staples Distribution & Retail (0.1%)
Ocado Group plc*	126,609	927,472

Total Consumer Staples		927,472

Energy (0.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co., Class A	126,196	4,457,243
TGS ASA	12,001	164,476

Total Energy		4,621,719

Financials (3.9%)
Capital Markets (0.2%)
CME Group, Inc.	16,216	3,246,768

Financial Services (3.7%)
Adyen NV(m)*	8,385	6,256,060
Block, Inc., Class A*	141,179	6,248,583
Fidelity National Information Services, Inc.	128,667	7,111,425
Fiserv, Inc.*	14,816	1,673,615
Global Payments, Inc.	52,468	6,054,283
Visa, Inc., Class A	55,920	12,862,159
WEX, Inc.*	39,437	7,417,705
Worldline SA(m)*	173,541	4,889,641

		52,513,471

Total Financials		55,760,239

Health Care (0.5%)
Health Care Equipment & Supplies (0.3%)
Hoya Corp.	46,256	4,743,531

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	11,974	2,436,110

Total Health Care		7,179,641

Industrials (2.3%)
Aerospace & Defense (0.5%)
Rolls-Royce Holdings plc*	2,612,167	7,040,315

Electrical Equipment (0.3%)
Acuity Brands, Inc.	7,951	1,354,135
Siemens Energy AG*	188,724	2,470,162
Ushio, Inc.	104,300	1,267,806

		5,092,103

Ground Transportation (0.3%)
Full Truck Alliance Co. Ltd. (ADR)*	54,013	380,251
Uber Technologies, Inc.*	79,906	3,674,877

		4,055,128

Industrial Conglomerates (0.3%)
Samsung C&T Corp.	40,252	3,209,660
SK Square Co. Ltd.*	41,298	1,299,170

		4,508,830

Machinery (0.1%)
Nabtesco Corp.	60,000	1,082,642
THK Co. Ltd.	52,400	958,481

		2,041,123

Professional Services (0.7%)
Ceridian HCM Holding, Inc.*	85,295	5,787,266
Concentrix Corp.	11,572	927,033
Teleperformance SE	21,445	2,707,123

		9,421,422

Trading Companies & Distributors (0.1%)
Rexel SA	64,469	1,451,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Total Industrials		$33,610,726

Information Technology (47.1%)
Communications Equipment (3.3%)
Accton Technology Corp.	324,000	4,948,250
ADTRAN Holdings, Inc.	2,363	19,447
Arista Networks, Inc.*	53,091	9,765,028
Aviat Networks, Inc.*	382	11,918
Calix, Inc.*	1,970	90,305
Cambium Networks Corp.(x)*	405	2,969
Ciena Corp.*	51,405	2,429,400
Cisco Systems, Inc.	136,025	7,312,704
Clearfield, Inc.(x)*	433	12,410
CommScope Holding Co., Inc.*	7,074	23,769
Digi International, Inc.*	1,201	32,427
Extreme Networks, Inc.*	4,265	103,256
F5, Inc.*	1,980	319,057
Harmonic, Inc.*	215,683	2,077,027
Infinera Corp.*	6,666	27,864
Juniper Networks, Inc.	105,551	2,933,262
Lumentum Holdings, Inc.*	2,293	103,598
Motorola Solutions, Inc.	5,575	1,517,738
NETGEAR, Inc.*	981	12,351
NetScout Systems, Inc.*	2,408	67,472
Nokia OYJ (ADR)(x)	1,145,906	4,285,688
Ribbon Communications, Inc.*	2,914	7,810
Telefonaktiebolaget LM Ericsson, Class B(x)	2,115,520	10,326,316
Viasat, Inc.*	2,485	45,873
Viavi Solutions, Inc.*	7,425	67,865

		46,543,804

Electronic Equipment, Instruments & Components (3.1%)
Advanced Energy Industries, Inc.	1,257	129,622
Amphenol Corp., Class A	19,909	1,672,157
Arrow Electronics, Inc.*	1,858	232,696
Avnet, Inc.	3,051	147,028
Badger Meter, Inc.	979	140,849
Belden, Inc.	1,412	136,329
Benchmark Electronics, Inc.	1,191	28,894
CDW Corp.	4,474	902,674
Celestica, Inc.*	3,756	92,097
Cognex Corp.	5,751	244,072
Coherent Corp.*	4,345	141,818
Corning, Inc.	155,465	4,737,018
CTS Corp.	1,047	43,702
E Ink Holdings, Inc.	749,000	4,164,914
ePlus, Inc.*	899	57,104
Fabrinet*	1,212	201,943
Flex Ltd.*	431,201	11,633,803
Hamamatsu Photonics KK	77,300	3,258,249
Hollysys Automation Technologies Ltd.*	57,798	1,146,712
Hon Hai Precision Industry Co. Ltd.	671,000	2,161,800
Insight Enterprises, Inc.*	1,009	146,809
IPG Photonics Corp.*	996	101,134
Itron, Inc.*	1,517	91,900
Jabil, Inc.	4,369	554,382
Keysight Technologies, Inc.*	5,954	787,774
Knowles Corp.*	3,042	45,052
Littelfuse, Inc.	831	205,523
Methode Electronics, Inc.	1,202	27,466
Mirion Technologies, Inc., Class A*	6,038	45,104
Murata Manufacturing Co. Ltd.	158,700	2,903,411
National Instruments Corp.	4,389	261,672
Novanta, Inc.*	1,195	171,411
OSI Systems, Inc.*	514	60,672
PC Connection, Inc.	377	20,124
Plexus Corp.*	917	85,263
Rogers Corp.*	559	73,492
Sanmina Corp.*	1,910	103,675
TD SYNNEX Corp.	1,596	159,377
TE Connectivity Ltd.	10,522	1,299,783
Teledyne Technologies, Inc.*	1,571	641,879
Trimble, Inc.*	64,797	3,489,966
TTM Technologies, Inc.*	3,467	44,655
Vishay Intertechnology, Inc.	4,237	104,739
Vontier Corp.	5,165	159,702
Yokogawa Electric Corp.(x)	87,300	1,687,407
Zebra Technologies Corp., Class A*	1,714	405,412

		44,951,265

IT Services (3.0%)
Accenture plc, Class A	21,056	6,466,508
Akamai Technologies, Inc.*	27,697	2,950,838
Capgemini SE	11,592	2,031,985
CGI, Inc.*	6,974	686,869
Cloudflare, Inc., Class A*	9,766	615,649
Cognizant Technology Solutions Corp., Class A	54,509	3,692,440
DigitalOcean Holdings, Inc.(x)*	1,750	42,053
DXC Technology Co.*	88,212	1,837,456
EPAM Systems, Inc.*	1,935	494,760
Fastly, Inc., Class A*	3,968	76,067
Gartner, Inc.*	2,631	904,038
GoDaddy, Inc., Class A*	4,901	365,027
Grid Dynamics Holdings, Inc.*	1,836	22,362
International Business Machines Corp.	30,409	4,266,383
Kyndryl Holdings, Inc.*	7,640	115,364
MongoDB, Inc., Class A*	2,356	814,846
Okta, Inc., Class A*	36,829	3,001,932
Perficient, Inc.*	1,162	67,233
Shopify, Inc., Class A*	39,912	2,177,998
Snowflake, Inc., Class A*	51,026	7,795,242
Squarespace, Inc., Class A*	123,404	3,575,014
Thoughtworks Holding, Inc.*	3,076	12,550
Twilio, Inc., Class A*	6,046	353,872
VeriSign, Inc.*	2,995	606,577

		42,973,063

Semiconductors & Semiconductor Equipment (16.6%)
Advanced Micro Devices, Inc.*	227,827	23,425,172
AEM Holdings Ltd.	235,300	592,123
AIXTRON SE	93,713	3,449,898
Allegro MicroSystems, Inc.*	2,413	77,071
Alphawave IP Group plc(x)*	919,853	1,281,681
Ambarella, Inc.*	1,243	65,916
Amkor Technology, Inc.	3,445	77,857
ams-OSRAM AG*	289,959	1,367,196
Analog Devices, Inc.	16,737	2,930,481
Applied Materials, Inc.	83,282	11,530,393
ASMPT Ltd.	549,900	4,922,518
ASPEED Technology, Inc.	27,800	2,381,221
Axcelis Technologies, Inc.*	1,095	178,540
Broadcom, Inc.	13,775	11,441,239
Cirrus Logic, Inc.*	1,826	135,051
Cohu, Inc.*	1,589	54,725
Credo Technology Group Holding Ltd.*	3,832	58,438
Diodes, Inc.*	1,527	120,389
Enphase Energy, Inc.*	4,551	546,803
Entegris, Inc.	5,011	470,583
First Solar, Inc.*	3,566	576,230
FormFactor, Inc.*	2,592	90,564
Ichor Holdings Ltd.*	976	30,217
Impinj, Inc.*	753	41,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.	139,795	$4,969,712
KLA Corp.	25,207	11,561,443
Kulicke & Soffa Industries, Inc.	1,885	91,668
Lam Research Corp.	4,449	2,788,500
Lattice Semiconductor Corp.*	4,601	395,364
MACOM Technology Solutions Holdings, Inc.*	1,801	146,926
Marvell Technology, Inc.	179,091	9,694,196
MaxLinear, Inc., Class A*	2,461	54,757
MediaTek, Inc.	169,000	3,847,989
Microchip Technology, Inc.	18,170	1,418,168
Micron Technology, Inc.	205,276	13,964,926
MKS Instruments, Inc.	2,098	181,561
Monolithic Power Systems, Inc.	1,595	736,890
NVIDIA Corp.	57,898	25,185,051
NXP Semiconductors NV	40,139	8,024,589
ON Semiconductor Corp.*	107,089	9,953,923
Onto Innovation, Inc.*	1,638	208,878
PDF Solutions, Inc.*	1,018	32,983
Power Integrations, Inc.	1,916	146,210
Qorvo, Inc.*	50,538	4,824,863
QUALCOMM, Inc.	123,016	13,662,157
Rambus, Inc.*	3,643	203,243
Rohm Co. Ltd.(x)	179,720	3,387,789
Semtech Corp.*	2,135	54,976
Silergy Corp.	232,000	2,188,442
Silicon Laboratories, Inc.*	1,064	123,307
SiTime Corp.*	571	65,237
Skyworks Solutions, Inc.	53,668	5,291,128
SolarEdge Technologies, Inc.*	1,888	244,515
SUMCO Corp.	152,500	1,988,909
Synaptics, Inc.*	1,319	117,971
Taiwan Semiconductor Manufacturing Co. Ltd.	852,000	13,803,875
Teradyne, Inc.	5,141	516,465
Texas Instruments, Inc.	177,231	28,181,501
Ultra Clean Holdings, Inc.*	1,492	44,268
Ulvac, Inc.	75,000	2,707,608
Universal Display Corp.	1,454	228,263
Wolfspeed, Inc.(x)*	25,691	978,827

		237,862,822

Software (17.2%)
A10 Networks, Inc.	2,325	34,945
ACI Worldwide, Inc.*	3,625	81,780
Adeia, Inc.	3,563	38,053
Adobe, Inc.*	15,215	7,758,129
Agilysys, Inc.*	677	44,790
Alarm.com Holdings, Inc.*	1,666	101,859
Altair Engineering, Inc., Class A*	1,805	112,921
Alteryx, Inc., Class A*	2,108	79,451
ANSYS, Inc.*	2,897	862,002
Appfolio, Inc., Class A*	657	119,988
Appian Corp., Class A*	1,389	63,352
AppLovin Corp., Class A*	4,526	180,859
Asana, Inc., Class A*	2,631	48,174
Aspen Technology, Inc.*	947	193,434
Atlassian Corp., Class A*	5,070	1,021,656
Autodesk, Inc.*	41,281	8,541,452
Bentley Systems, Inc., Class B	7,661	384,276
BILL Holdings, Inc.*	3,228	350,464
Blackbaud, Inc.*	1,438	101,120
BlackBerry Ltd.*	17,521	82,524
BlackLine, Inc.*	1,689	93,689
Box, Inc., Class A*	4,835	117,055
Braze, Inc., Class A*	1,577	73,693
C3.ai, Inc., Class A(x)*	3,069	78,321
Cadence Design Systems, Inc.*	9,072	2,125,570
Cerence, Inc.*	1,346	27,418
Clear Secure, Inc., Class A	2,792	53,160
CommVault Systems, Inc.*	1,465	99,049
Confluent, Inc., Class A*	7,074	209,461
Consensus Cloud Solutions, Inc.*	610	15,360
Crowdstrike Holdings, Inc., Class A*	7,481	1,252,170
Datadog, Inc., Class A*	9,983	909,351
Descartes Systems Group, Inc. (The)*	2,837	208,179
Digital Turbine, Inc.*	3,020	18,271
DocuSign, Inc., Class A*	6,755	283,710
Dolby Laboratories, Inc., Class A	1,988	157,569
DoubleVerify Holdings, Inc.*	4,191	117,138
Dropbox, Inc., Class A*	8,608	234,396
Dynatrace, Inc.*	7,930	370,569
E2open Parent Holdings, Inc.*	5,769	26,191
Elastic NV*	58,188	4,727,193
Envestnet, Inc.*	1,657	72,958
Everbridge, Inc.*	1,361	30,514
Fair Isaac Corp.*	830	720,880
Five9, Inc.*	31,980	2,056,314
Fortinet, Inc.*	21,758	1,276,759
Freshworks, Inc., Class A*	5,309	105,755
Gen Digital, Inc.	18,783	332,083
Gitlab, Inc., Class A*	2,666	120,557
Guidewire Software, Inc.*	24,173	2,175,570
HashiCorp, Inc., Class A*	102,734	2,345,417
HubSpot, Inc.*	15,710	7,737,175
Informatica, Inc., Class A*	129,188	2,721,991
Intapp, Inc.*	853	28,593
InterDigital, Inc.	881	70,691
Intuit, Inc.	9,348	4,776,267
Jamf Holding Corp.*	1,716	30,305
Klaviyo, Inc., Class A(x)*	1,700	58,650
Lightspeed Commerce, Inc.*	4,570	64,117
LiveRamp Holdings, Inc.*	2,209	63,708
Manhattan Associates, Inc.*	2,058	406,784
Marathon Digital Holdings, Inc.(x)*	5,817	49,444
Matterport, Inc.*	7,843	17,019
MeridianLink, Inc.(x)*	707	12,061
Microsoft Corp.	261,945	82,709,134
MicroStrategy, Inc., Class A(x)*	405	132,953
Model N, Inc.*	1,158	28,267
N-able, Inc.*	2,315	29,864
nCino, Inc.*	2,023	64,331
NCR Corp.*	4,468	120,502
New Relic, Inc.*	1,807	154,715
Nutanix, Inc., Class A*	101,260	3,531,949
Open Text Corp.	9,052	317,725
Oracle Corp.	52,549	5,565,990
PagerDuty, Inc.*	69,977	1,573,783
Palantir Technologies, Inc., Class A*	63,553	1,016,848
Palo Alto Networks, Inc.*	31,741	7,441,360
Pegasystems, Inc.	7,211	313,030
PowerSchool Holdings, Inc., Class A*	1,911	43,303
Procore Technologies, Inc.*	2,947	192,498
Progress Software Corp.	1,448	76,136
PROS Holdings, Inc.*	1,419	49,126
PTC, Inc.*	16,978	2,405,443
Q2 Holdings, Inc.*	1,951	62,959
Qualys, Inc.*	1,225	186,874
Rapid7, Inc.*	2,035	93,162
RingCentral, Inc., Class A*	2,829	83,823
Riot Platforms, Inc.(x)*	5,876	54,823
Roper Technologies, Inc.	3,562	1,725,005
Salesforce, Inc.*	117,805	23,888,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Samsara, Inc., Class A*	5,110	$128,823
SAP SE	61,055	7,928,080
SentinelOne, Inc., Class A*	7,961	134,222
ServiceNow, Inc.*	29,889	16,706,755
Smartsheet, Inc., Class A*	4,460	180,452
SolarWinds Corp.*	1,705	16,095
Splunk, Inc.*	33,392	4,883,580
Sprinklr, Inc., Class A*	3,476	48,108
Sprout Social, Inc., Class A*	1,617	80,656
SPS Commerce, Inc.*	1,223	208,656
Synopsys, Inc.*	10,191	4,677,363
Temenos AG (Registered)	22,210	1,563,083
Tenable Holdings, Inc.*	3,860	172,928
Teradata Corp.*	3,335	150,142
Tyler Technologies, Inc.*	1,405	542,527
UiPath, Inc., Class A*	13,423	229,668
Unity Software, Inc.*	8,064	253,129
Varonis Systems, Inc., Class B*	3,660	111,776
Verint Systems, Inc.*	2,146	49,337
VMware, Inc., Class A*	7,356	1,224,627
Workday, Inc., Class A*	65,934	14,165,920
Workiva, Inc., Class A*	1,580	160,117
Zeta Global Holdings Corp., Class A*	4,994	41,700
Zoom Video Communications, Inc., Class A*	56,280	3,936,223
Zscaler, Inc.*	2,922	454,634
Zuora, Inc., Class A*	4,310	35,514

		246,618,570

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	246,344	42,176,556
Avid Technology, Inc.*	1,132	30,417
Corsair Gaming, Inc.*	1,441	20,938
Dell Technologies, Inc., Class C	8,459	582,825
Hewlett Packard Enterprise Co.	43,110	748,821
HP, Inc.	28,962	744,323
IonQ, Inc.(x)*	5,681	84,533
NetApp, Inc.	7,037	533,968
Pure Storage, Inc., Class A*	9,649	343,697
Samsung Electronics Co. Ltd.	77,800	3,943,619
Samsung Electronics Co. Ltd. (Preference)(q)	113,686	4,591,587
Seagate Technology Holdings plc	6,438	424,586
Super Micro Computer, Inc.*	1,524	417,911
Western Digital Corp.*	10,679	487,283
Xerox Holdings Corp.	3,776	59,246

		55,190,310

Total Information Technology		674,139,834

Real Estate (0.4%)
Specialized REITs (0.4%)
Crown Castle, Inc. (REIT)	60,304	5,549,777

Total Real Estate		5,549,777

Total Common Stocks (68.6%) (Cost $725,571,396)		983,013,676

EXCHANGE TRADED FUNDS (ETF):
Equity (30.5%)	379,850	145,171,073
iShares Expanded Tech Sector ETF(x)‡
Technology Select Sector SPDR Fund(x)	881,200	144,455,116
Vanguard Information Technology ETF(x)	353,100	146,501,190

Total Exchange Traded Funds (30.5%) (Cost $71,654,369)		436,127,379

SHORT-TERM INVESTMENTS:
Investment Companies (3.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.24% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.23% (7 day yield) (xx)	15,000,000	15,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.26% (7 day yield) (xx)	11,817,147	11,817,147
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	15,000,000	15,000,000

Total Investment Companies		48,817,147

Total Short-Term Investments (3.4%) (Cost $48,817,147)		48,817,147

Total Investments in Securities (102.5%) (Cost $846,042,912)		1,467,958,202
Other Assets Less Liabilities (-2.5%)		(35,519,472)

Net Assets (100%)		$1,432,438,730

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the market value or fair value, as applicable, of these securities amounted to $21,366,178 or 1.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2023.

(xx)

At September 30, 2023, the Portfolio had loaned securities with a total value of $60,605,014. This was collateralized by $13,804,855 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/3/23 – 2/15/53 and by cash of $48,817,147 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	379,850	130,522,000	—	(29,276,040)	1,014,809	42,910,304	145,171,073	369,569	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$131,479,692	$10,251,210	$—	$141,730,902
Consumer Discretionary	43,263,093	16,230,273	—	59,493,366
Consumer Staples	—	927,472	—	927,472
Energy	4,457,243	164,476	—	4,621,719
Financials	44,614,538	11,145,701	—	55,760,239
Health Care	2,436,110	4,743,531	—	7,179,641
Industrials	12,123,562	21,487,164	—	33,610,726
Information Technology	582,711,884	91,427,950	—	674,139,834
Real Estate	5,549,777	—	—	5,549,777
Exchange Traded Funds	436,127,379	—	—	436,127,379
Short-Term Investments
Investment Companies	48,817,147	—	—	48,817,147

Total Assets	$1,311,580,425	$156,377,777	$—	$1,467,958,202

Total Liabilities	$—	$—	$—	$—

Total	$1,311,580,425	$156,377,777	$—	$1,467,958,202

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$628,759,709
Aggregate gross unrealized depreciation	(44,855,029)

Net unrealized appreciation	$583,904,680

Federal income tax cost of investments in securities and derivative instruments, if applicable	$884,053,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Advisors Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2023, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.
To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2023 (Unaudited)

actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.